UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2023

Date of reporting period: January 31, 2023

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

JANUARY 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Cybersecurity and Tech ETF | IHAK | NYSE Arca

•	iShares Exponential Technologies ETF | XT | NASDAQ

•	iShares Future Cloud 5G and Tech ETF | IDAT | NYSE Arca

•	iShares Genomics Immunology and Healthcare ETF | IDNA | NYSE Arca

•	iShares Neuroscience and Healthcare ETF | IBRN | NYSE Arca

•	iShares Robotics and Artificial Intelligence Multisector ETF | IRBO | NYSE Arca

•	iShares Self-Driving EV and Tech ETF | IDRV | NYSE Arca

•	iShares Virtual Work and Life Multisector ETF | IWFH | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2023
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(0.44)%	(8.22)%

U.S. small cap equities (Russell 2000® Index)	3.25	(3.38)

International equities (MSCI Europe, Australasia, Far East Index)	9.52	(2.83)

Emerging market equities (MSCI Emerging Markets Index)	4.92	(12.12)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.58	1.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(5.60)	(11.62)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.37)	(8.36)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.73	(3.25)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	1.46	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2023	iShares® Cybersecurity and Tech ETF

Investment Objective

The iShares Cybersecurity and Tech ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that are involved in cyber security and technology, including cyber security hardware, software, products, and services, as represented by the NYSE® FactSet® Global Cyber Security Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(6.81)%	(15.17)%	9.58%	(15.17)%	39.54%
Fund Market	(6.83)	(15.38)	9.53	(15.38)	39.33
Index	(6.56)	(14.65)	9.98	(14.65)	41.35

The inception date of the Fund was June 11, 2019. The first day of secondary market trading was June 13, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$931.90	$2.29		$1,000.00	$1,022.80	$2.40		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)

Software	63.4%
Communications Equipment	12.8
Professional Services	12.8
IT Services	11.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	73.7%
Israel	8.8
Japan	5.3
Taiwan	3.8
Canada	2.8
Germany	1.8
Denmark	1.7
Other (each representing less than 1%)	2.1

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2023	iShares® Exponential Technologies ETF

Investment Objective

The iShares Exponential Technologies ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of developed and emerging market companies that create or use exponential technologies, as represented by the Morningstar® Exponential Technologies IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	2.07%	(10.38)%	8.12%	11.03%	(10.38)%	47.75%	127.94%
Fund Market	2.07	(10.35)	8.10	11.02	(10.35)	47.61	127.84
Index	2.19	(9.43)	8.46	11.34	(9.43)	50.09	132.78

The inception date of the Fund was March 19, 2015. The first day of secondary market trading was March 23, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,020.70	$2.39		$1,000.00	$1,022.80	$2.40		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	52.1%
Health Care	18.5
Industrials	8.7
Communication Services	4.6
Materials	4.0
Financials	3.9
Consumer Discretionary	3.9
Utilities	2.9
Real Estate	1.0
Consumer Staples	0.4

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	62.4%
China	6.5
Japan	5.1
Australia	3.0
Netherlands	3.0
Canada	2.9
Germany	2.5
Switzerland	1.9
United Kingdom	1.8
Taiwan	1.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2023	iShares® Future Cloud 5G and Tech ETF

Investment Objective

The iShares Future Cloud 5G and Tech ETF (the “Fund”) (Formerly the iShares Cloud 5G and Tech ETF) seeks to track the investment results of an index composed of companies from developed and emerging markets that could benefit from providing products, services, and technologies related to cloud computing and 5G, as represented by the Morningstar® Global Digital Infrastructure & Connectivity Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	4.30%	(14.85)%	(3.56)%	(14.85)%	(5.81)%
Fund Market	4.28	(14.92)	(3.62)	(14.92)	(5.92)
Index	4.53	(14.29)	(3.65)	(14.29)	(5.93)

The inception date of the Fund was June 8, 2021. The first day of secondary market trading was June 10, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,043.00	$2.42		$1,000.00	$1,022.80	$2.40		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)

Semiconductors & Semiconductor Equipment	32.3%
Communications Equipment	16.3
IT Services	15.2
Software	10.2
Equity Real Estate Investment Trusts (REITs)	7.3
Electronic Equipment, Instruments & Components	6.5
Technology Hardware, Storage & Peripherals	3.9
Consumer Finance	3.3
Chemicals	2.4
Media	1.5
Diversified Telecommunication Services	1.1

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	72.4%
Taiwan	8.5
Japan	4.3
Netherlands	2.6
Germany	2.6
Finland	2.3
Sweden	2.1
Australia	1.8
China	1.4
United Kingdom	1.1
Other (each representing less than 1%)	0.9

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Fund Summary as of January 31, 2023	iShares® Genomics Immunology and Healthcare ETF

Investment Objective

The iShares Genomics Immunology and Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that could benefit from the long-term growth and innovation in genomics, immunology and bioengineering, as represented by the NYSE® FactSet Global Genomics and Immuno Biopharma IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(14.73)%	(25.46)%	3.37%	(25.46)%	12.83%
Fund Market	(14.91)	(25.44)	3.33	(25.44)	12.67
Index	(14.42)	(24.86)	3.47	(24.86)	13.21

The inception date of the Fund was June 11, 2019. The first day of secondary market trading was June 13, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$852.70	$2.19		$1,000.00	$1,022.80	$2.40		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)

Biotechnology	78.6%
Pharmaceuticals	15.9
Chemicals	3.4
Health Care Providers & Services	1.1
Life Sciences Tools & Services	1.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	63.4%
Switzerland	7.1
France	5.9
China	5.5
Japan	4.5
Germany	4.1
Denmark	3.6
Taiwan	1.9
South Korea	1.8
Netherlands	1.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2023	iShares® Neuroscience and Healthcare ETF

Investment Objective

The iShares Neuroscience and Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies that could benefit from the growth and innovation in neuroscience, as represented by the NYSE® FactSet® Global Neuro Biopharma and MedTech Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns

Since Inception

Fund NAV	6.43%
Fund Market	6.61
Index	6.47

The inception date of the Fund was August 24, 2022. The first day of secondary market trading was August 26, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value (08/24/22)	(a)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(b)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

$1,000.00		$1,064.30	$2.13		$1,000.00	$1,022.80	$2.40		0.47%

(a)	Commencement of operations.

(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 160/365 for actual expenses and 184/365 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)

Biotechnology	58.4%
Pharmaceuticals	26.5
Health Care Equipment & Supplies	14.3
Life Sciences Tools & Services	0.8

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	80.0%
South Korea	5.1
Switzerland	4.5
Canada	4.1
Ireland	3.5
China	1.9
Singapore	0.9

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2023	iShares® Robotics and Artificial Intelligence Multisector ETF

Investment Objective

The iShares Robotics and Artificial Intelligence Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that could benefit from the long-term growth and innovation in robotics technologies and artificial intelligence, as represented by the NYSE® FactSet® Global Robotics and Artificial Intelligence Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	5.24%	(18.62)%	6.08%	(18.62)%	31.19%
Fund Market	5.62	(18.20)	6.12	(18.20)	31.42
Index	5.25	(18.18)	6.33	(18.18)	32.56

The inception date of the Fund was June 26, 2018. The first day of secondary market trading was June 28, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,052.40	$2.43		$1,000.00	$1,022.80	$2.40		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	54.7%
Communication Services	20.1
Industrials	15.4
Consumer Discretionary	8.4
Other (each representing less than 1%)	1.4

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	50.4%
China	13.2
Japan	10.2
Taiwan	7.3
Israel	2.6
France	2.5
South Korea	2.4
Sweden	2.1
Switzerland	1.8
Germany	1.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of January 31, 2023	iShares® Self-Driving EV and Tech ETF

Investment Objective

The iShares Self-Driving EV and Tech ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that may benefit from growth and innovation in and around electric vehicles, battery technologies and autonomous driving technologies, as represented by the NYSE® FactSet Global Autonomous Driving and Electric Vehicle Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	1.83%	(15.82)%	15.31%	(15.82)%	71.78%
Fund Market	1.51	(16.00)	15.23	(16.00)	71.29
Index	1.72	(15.51)	15.35	(15.51)	71.76

The inception date of the Fund was April 16, 2019. The first day of secondary market trading was April 18, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,018.30	$ 2.39		$ 1,000.00	$ 1,022.80	$ 2.40		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Consumer Discretionary	57.9%
Materials	17.1
Industrials	16.6
Information Technology	8.4
Communication Services	0.0	(b)

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	36.3%
China	17.0
South Korea	11.5
Germany	9.9
Australia	8.4
France	5.7
Switzerland	4.3
Sweden	3.9
Japan	1.3
Taiwan	0.7

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

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Fund Summary as of January 31, 2023	iShares® Virtual Work and Life Multisector ETF

Investment Objective

The iShares Virtual Work and Life Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies that provide products, services and technologies that empower individuals to work remotely, and support an increasingly virtual way of life across entertainment, wellness and learning, as represented by the NYSE® FactSet® Global Virtual Work and Life Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	4.32%	(23.33)%	(19.05)%	(23.33)%	(39.05)%
Fund Market	4.37	(23.60)	(19.07)	(23.60)	(39.09)
Index	4.95	(22.52)	(18.77)	(22.52)	(38.47)

The inception date of the Fund was September 29, 2020. The first day of secondary market trading was October 1, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,043.20	$ 2.42		$ 1,000.00	$ 1,022.80	$ 2.40		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	38.9%
Communication Services	32.6
Consumer Discretionary	24.0
Health Care	3.7
Consumer Staples	0.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

New Oriental Education & Technology Group Inc.	2.8%
Spotify Technology SA	2.6
Delivery Hero SE	2.5
Tencent Holdings Ltd.	2.4
Five9 Inc.	2.2
PagerDuty Inc.	2.1
Smartsheet Inc., Class A	2.1
Match Group Inc.	2.1
Nexon Co. Ltd.	2.1
Netflix Inc.	2.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® Cybersecurity and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 12.8%
Accton Technology Corp.	2,286,000	$18,681,817
ADTRAN Holdings Inc.	325,472	6,141,657
Calix Inc.(a)	268,469	14,132,208
Juniper Networks Inc.	638,513	20,623,970
Radware Ltd.(a)	172,167	3,667,157

		63,246,809

IT Services — 11.0%
Akamai Technologies Inc.(a)(b)	223,388	19,870,363
Change Inc.	159,100	2,952,493
Netcompany Group A/S(a)(c)	205,320	8,171,109
Okta Inc.(a)	322,071	23,707,646

		54,701,611

Professional Services — 12.8%
Booz Allen Hamilton Holding Corp.	193,248	18,288,991
CACI International Inc., Class A(a)	66,311	20,429,756
My EG Services Bhd	21,199,000	4,542,403
Science Applications International Corp.	191,510	19,874,908

		63,136,058

Software — 63.3%
A10 Networks Inc.	311,536	4,822,577
Absolute Software Corp.	236,032	2,749,612
Ahnlab Inc.(b)	27,443	2,097,651
Alarm.com Holdings Inc.(a)	220,972	11,844,099
BlackBerry Ltd.(a)	2,652,128	11,321,699
Check Point Software Technologies Ltd.(a)	157,051	19,976,887
Clear Secure Inc., Class A(b)	301,499	9,464,054
Crowdstrike Holdings Inc., Class A(a)	169,036	17,900,912
CyberArk Software Ltd.(a)	142,433	20,065,961
Darktrace PLC(a)	1,479,605	3,843,485
Digital Arts Inc.	49,600	2,215,489
Everbridge Inc.(a)(b)	183,269	5,857,277
ForgeRock Inc., Class A (a)	176,030	3,495,956
Fortinet Inc.(a)	391,178	20,474,257
KnowBe4 Inc., Class A(a)	386,335	9,615,878
OneSpan Inc.(a)	162,755	2,247,647
Palo Alto Networks Inc.(a)(b)	121,314	19,245,253

Security	Shares	Value

Software (continued)
Qualys Inc.(a)(b)	158,572	$18,292,866
Rapid7 Inc.(a)	268,628	10,710,198
SentinelOne Inc., Class A(a)(b)	888,625	13,409,351
TeamViewer AG(a)(c)	633,946	8,930,344
Tenable Holdings Inc.(a)	500,868	20,149,920
Trend Micro Inc./Japan(a)	425,200	21,053,361
Varonis Systems Inc.(a)	497,928	12,866,460
VMware Inc., Class A(a)	173,447	21,242,054
Zscaler Inc.(a)(b)	162,512	20,177,490

		314,070,738

Total Long-Term Investments — 99.9% (Cost: $557,727,146)		495,155,216

Short-Term Securities

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f)	28,935,347	28,952,708
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(d)(e)	9,820,000	9,820,000

Total Short-Term Securities — 7.8% (Cost: $38,770,683)		38,772,708

Total Investments — 107.7% (Cost: $596,497,829)		533,927,924

Liabilities in Excess of Other Assets — (7.7)%		(38,008,032)

Net Assets — 100.0%		$495,919,892

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$56,048,701	$—		$(27,118,528	)(a)	$34,210	$(11,675)	$28,952,708	28,935,347	$42,345	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	510,000	9,310,000	(a)	—		—	—	9,820,000	9,820,000	17,266		1

						$34,210	$(11,675)	$38,772,708		$59,611		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Cybersecurity and Tech ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Technology Select Sector Index	7	03/17/23	$963	$ 60,423

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$60,423	$—	$—	$—	$60,423

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(138,694)	$—	$—	$—	$(138,694)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$784	$—	$—	$—	$784

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$740,040

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Communications Equipment	$44,564,992	$18,681,817	$—	$63,246,809
IT Services	43,578,009	11,123,602	—	54,701,611
Professional Services	58,593,655	4,542,403	—	63,136,058
Software	275,930,408	38,140,330	—	314,070,738
Short-Term Securities
Money Market Funds	38,772,708	—	—	38,772,708

	$461,439,772	$72,488,152	$—	$533,927,924

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Cybersecurity and Tech ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$60,423	$—	$—	$60,423

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) January 31, 2023	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.0%
IRESS Ltd.	2,296,979	$16,209,593
Megaport Ltd.(a)(b)	3,545,381	14,746,095
Netwealth Group Ltd.	1,588,673	15,151,630
NEXTDC Ltd.(a)	2,457,854	17,369,855
Technology One Ltd.	1,646,711	17,026,000
WiseTech Global Ltd.	416,880	18,075,725

		98,578,898

Canada — 2.9%
Ballard Power Systems Inc.(a)(b)	2,720,620	17,809,628
BlackBerry Ltd.(a)	3,392,000	14,480,147
Boralex Inc., Class A	540,232	15,116,183
Brookfield Renewable Corp., Class A	481,553	15,168,078
Lithium Americas Corp.(a)(b)	624,266	15,698,726
Northland Power Inc.	534,173	14,348,460

		92,621,222

Cayman Islands — 0.4%
NIO Inc.(a)(b)	1,173,990	14,092,758

China — 6.4%
Baidu Inc.(a)	1,043,350	17,538,753
BYD Co. Ltd., Class A	379,600	16,219,095
China Longyuan Power Group Corp. Ltd., Class H	12,940,000	17,862,900
China Resources Power Holdings Co. Ltd.	8,410,000	17,517,617
Ganfeng Lithium Group Co. Ltd., Class A	1,276,060	15,010,703
GDS Holdings Ltd., Class A(a)	6,967,200	20,317,096
Genscript Biotech Corp.(a)	5,522,000	18,711,391
Innovent Biologics Inc.(a)(b)(c)	4,200,500	22,877,818
Li Auto Inc.(a)	1,321,200	16,166,505
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	1,803,484	15,359,119
Tianqi Lithium Corp.(a)	1,814,400	16,818,462
XPeng Inc.(a)(b)	2,649,500	13,944,340

		208,343,799

Denmark — 1.0%
Orsted A/S(c)	162,787	14,496,505
Vestas Wind Systems A/S	568,429	16,633,139

		31,129,644

Finland — 1.0%
Nokia OYJ	3,088,528	14,644,304
Wartsila OYJ Abp	1,736,315	16,514,103

		31,158,407

France — 1.4%
Dassault Systemes SE	405,518	15,081,577
Sanofi	156,257	15,301,377
Worldline SA/France(a)(c)	336,701	15,274,738

		45,657,692

Germany — 2.5%
Infineon Technologies AG	460,026	16,565,746
Merck KGaA	82,631	17,247,419
SAP SE	138,936	16,469,468
Siemens AG, Registered	106,899	16,698,188
Vantage Towers AG, NVS(b)	433,704	15,182,346

		82,163,167

Israel — 0.5%
Nice Ltd.(a)	78,121	16,156,069

Italy — 1.0%
Infrastrutture Wireless Italiane SpA(c)	1,486,178	16,286,694

Security	Shares	Value

Italy (continued)
Nexi SpA(a)(c)	1,819,914	$16,028,599

		32,315,293

Japan — 5.1%
Chugai Pharmaceutical Co. Ltd.	556,400	14,424,715
Denso Corp.	283,300	15,299,814
FANUC Corp.	97,200	17,174,225
Harmonic Drive Systems Inc.	558,900	18,824,266
Murata Manufacturing Co. Ltd.	278,300	15,902,197
Nabtesco Corp.	595,600	17,438,275
Taiyo Yuden Co. Ltd.	469,800	15,956,999
TDK Corp.	430,100	15,365,864
Tokyo Electron Ltd.	45,100	15,763,539
Yaskawa Electric Corp.	446,600	17,457,187

		163,607,081

Netherlands — 3.0%
Adyen NV(a)(c)	10,159	15,359,463
ASM International NV	53,610	18,131,221
ASML Holding NV	25,121	16,621,250
NXP Semiconductors NV	91,039	16,779,398
QIAGEN NV(a)	305,641	14,910,114
TomTom NV(a)(b)	2,039,730	14,496,766

		96,298,212

South Korea — 1.0%
Samsung Electro-Mechanics Co. Ltd.	146,259	17,082,022
Samsung SDI Co. Ltd.	27,798	15,578,057

		32,660,079

Spain — 1.1%
Amadeus IT Group SA(a)	281,890	17,760,184
Cellnex Telecom SA(c)	426,688	16,721,043

		34,481,227

Sweden — 1.5%
Sandvik AB	824,572	17,041,954
Swedish Orphan Biovitrum AB(a)	740,575	16,515,240
Telefonaktiebolaget LM Ericsson, Class B	2,349,858	13,630,258

		47,187,452

Switzerland — 1.9%
CRISPR Therapeutics AG(a)(b)	294,502	15,025,492
Novartis AG, Registered	163,828	14,811,532
Roche Holding AG, NVS	46,166	14,411,657
STMicroelectronics NV	396,713	18,680,544

		62,929,225

Taiwan — 1.5%
MediaTek Inc.	632,000	15,269,725
Taiwan Semiconductor Manufacturing Co. Ltd.	953,000	16,817,383
Yageo Corp.	935,000	16,971,114

		49,058,222

United Kingdom — 1.8%
AstraZeneca PLC	108,162	14,170,569
GSK PLC	816,321	14,338,691
Ocado Group PLC(a)(b)	1,781,344	14,255,006
Sage Group PLC (The)	1,532,770	14,726,347

		57,490,613

United States — 62.2%
AbbVie Inc.	90,159	13,320,992
Advanced Micro Devices Inc.(a)	212,612	15,977,792
AeroVironment Inc.(a)(b)	180,912	16,095,741
Agilent Technologies Inc.	97,018	14,754,497
Akamai Technologies Inc.(a)	166,440	14,804,838

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Albemarle Corp.	57,866	$16,286,386
Alnylam Pharmaceuticals Inc.(a)(b)	64,433	14,587,631
Alphabet Inc., Class A(a)	157,069	15,524,700
Amazon.com Inc.(a)	168,452	17,372,455
American Tower Corp.	70,653	15,783,174
Analog Devices Inc.	89,857	15,407,780
Ansys Inc.(a)	61,260	16,317,214
Applied Materials Inc.	140,699	15,686,531
Aptiv PLC(a)	152,526	17,249,165
Arista Networks Inc.(a)	117,539	14,812,265
Atlassian Corp., NVS(a)(b)	118,836	19,206,274
Autodesk Inc.(a)	77,176	16,605,188
Biogen Inc.(a)(b)	51,010	14,838,809
BioMarin Pharmaceutical Inc.(a)(b)	143,772	16,584,100
Bio-Techne Corp.	184,710	14,713,999
Blackbaud Inc.(a)	263,772	16,409,256
Block Inc.(a)	244,274	19,962,071
Bloom Energy Corp., Class A(a)	743,786	18,542,585
Box Inc., Class A(a)	535,988	17,146,256
Bristol-Myers Squibb Co.	186,596	13,556,199
Broadcom Inc.	28,758	16,823,718
Broadridge Financial Solutions Inc.	104,756	15,751,112
Cadence Design Systems Inc.(a)	92,887	16,982,530
Celanese Corp.	146,376	18,033,523
ChargePoint Holdings Inc., Class A(a)(b)	1,384,733	16,810,659
Cisco Systems Inc.	309,799	15,077,917
Cloudflare Inc., Class A(a)(b)	336,783	17,819,189
Cogent Communications Holdings Inc.	270,496	18,547,911
Coinbase Global Inc., Class A(a)(b)	361,354	21,131,982
CoStar Group Inc.(a)	186,061	14,494,152
Coupa Software Inc.(a)(b)	243,434	19,455,245
Crowdstrike Holdings Inc., Class A(a)	131,750	13,952,325
Datadog Inc., Class A(a)	218,429	16,340,673
Digital Realty Trust Inc.	136,784	15,678,182
DISH Network Corp., Class A(a)(b)	1,031,783	14,847,357
DocuSign Inc.(a)	354,319	21,485,904
Dropbox Inc., Class A(a)(b)	675,568	15,693,445
DuPont de Nemours Inc.	213,559	15,792,688
Dynatrace Inc.(a)	413,252	15,881,274
Edwards Lifesciences Corp.(a)	205,423	15,755,944
Elastic NV(a)	286,869	16,879,372
Eli Lilly & Co.	40,068	13,789,402
Enphase Energy Inc.(a)	47,020	10,409,288
Envestnet Inc.(a)(b)	232,880	15,137,200
Exact Sciences Corp.(a)(b)	324,830	21,932,522
F5 Inc.(a)	100,312	14,812,070
FactSet Research Systems Inc.	33,065	13,984,511
First Solar Inc.(a)	96,328	17,107,853
Five9 Inc.(a)	231,045	18,201,725
Fortinet Inc.(a)	288,993	15,125,894
Gen Digital, Inc.	658,433	15,150,543
Gilead Sciences Inc.	169,828	14,255,362
Global Payments Inc.	150,979	17,018,353
Guardant Health Inc.(a)	308,966	9,710,801
Guidewire Software Inc.(a)(b)	247,221	18,106,466
Hubbell Inc.	60,426	13,832,116
HubSpot Inc.(a)	54,092	18,770,465
Illumina Inc.(a)	71,498	15,314,872
Incyte Corp.(a)	177,370	15,101,282
Intel Corp.	526,268	14,872,334

Security	Shares	Value

United States (continued)
Intellia Therapeutics Inc.(a)(b)	391,708	$16,624,088
Intuit Inc.	38,391	16,226,724
Intuitive Surgical Inc.(a)	55,638	13,669,700
Ionis Pharmaceuticals Inc.(a)(b)	390,151	15,555,320
Jazz Pharmaceuticals PLC(a)	98,685	15,459,992
Johnson & Johnson	83,774	13,690,347
Keysight Technologies Inc.(a)	83,754	15,021,280
KLA Corp.	38,431	15,083,399
Lam Research Corp.	33,507	16,756,851
Livent Corp.(a)(b)	591,884	15,341,633
Lumen Technologies Inc.	2,737,070	14,369,617
Manhattan Associates Inc.(a)	126,209	16,452,605
MarketAxess Holdings Inc.	54,176	19,711,938
Marqeta Inc., Class A(a)	2,413,367	16,000,623
Merck & Co. Inc.	135,444	14,548,040
Meta Platforms Inc, Class A(a)	130,884	19,497,789
Microchip Technology Inc.	198,378	15,398,100
Micron Technology Inc.(b)	277,041	16,705,572
Microsoft Corp.	62,090	15,386,523
Moderna Inc.(a)(b)	83,277	14,661,749
MongoDB Inc., Class A(a)(b)	83,617	17,911,598
Monolithic Power Systems Inc.	40,509	17,279,519
Nvidia Corp.	92,534	18,078,368
Okta Inc.(a)	241,803	17,799,119
ON Semiconductor Corp.(a)	212,755	15,626,855
Oracle Corp.	189,162	16,733,271
Palantir Technologies Inc., Class A(a)(b)	2,107,933	16,399,719
Palo Alto Networks Inc.(a)	90,562	14,366,756
PerkinElmer Inc.	107,059	14,723,824
Plug Power Inc.(a)(b)	1,089,592	18,544,856
PTC Inc.(a)	122,642	16,541,953
Qorvo Inc.(a)	156,295	16,983,015
Qualcomm Inc.	125,840	16,763,146
Regeneron Pharmaceuticals Inc.(a)	19,489	14,781,822
RingCentral Inc., Class A(a)	421,967	16,469,372
Sabre Corp.(a)(b)	2,546,878	17,344,239
Salesforce Inc.(a)	114,371	19,210,897
SEI Investments Co.	245,912	15,352,286
ServiceNow Inc.(a)	38,409	17,481,088
Skyworks Solutions Inc.	161,776	17,741,974
Snowflake Inc., Class A(a)	108,521	16,977,025
SoFi Technologies Inc.(a)(b)	3,466,628	24,023,732
SolarEdge Technologies Inc.(a)	47,964	15,306,751
Splunk Inc.(a)	178,165	17,062,862
SunPower Corp.(a)	670,939	11,694,467
Sunrun Inc.(a)	519,441	13,650,909
Synopsys Inc.(a)	46,058	16,293,017
Teradyne Inc.	162,988	16,575,880
Tesla Inc.(a)(b)	85,703	14,845,474
Texas Instruments Inc.	85,675	15,182,467
Toast Inc., Class A(a)(b)	865,696	19,313,678
Tradeweb Markets Inc., Class A	231,632	17,265,849
Twilio Inc., Class A(a)	329,176	19,697,892
Tyler Technologies Inc.(a)	48,300	15,589,791
Veeva Systems Inc., Class A(a)	89,966	15,343,701
Vertex Pharmaceuticals Inc.(a)	46,889	15,149,836
VMware Inc., Class A(a)	125,780	15,404,277
Waters Corp.(a)	43,776	14,383,918

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zscaler Inc.(a)(b)	130,296	$16,177,551

		2,009,648,703

Total Common Stocks — 99.2% (Cost: $2,925,175,019)		3,205,577,763

Preferred Stocks

Chile — 0.5%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	157,789	15,368,653

Total Preferred Stocks — 0.5% (Cost: $9,079,787)		15,368,653

Total Long-Term Investments — 99.7% (Cost: $2,934,254,806)		3,220,946,416

Short-Term Securities

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f)	238,644,938	238,788,125

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(d)(e)	3,180,000	$3,180,000

Total Short-Term Securities — 7.5% (Cost: $241,851,314)		241,968,125

Total Investments — 107.2% (Cost: $3,176,106,120)		3,462,914,541

Liabilities in Excess of Other Assets — (7.2)%		(231,567,640)

Net Assets — 100.0%		$3,231,346,901

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$164,930,879	$73,733,977	(a)	$—		$30,867	$92,402	$238,788,125	238,644,938	$515,331	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,890,000	—		(2,710,000	)(a)	—	—	3,180,000	3,180,000	48,266		1
BlackRock Inc.(c)	14,603,515	588,715		(15,900,340)		5,205,181	(4,497,071)	—	—	213,368		—

						$5,236,048	$(4,404,669)	$241,968,125		$776,965		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	21	03/17/23	$957	$68,568
MSCI Emerging Markets Index	29	03/17/23	1,515	65,704
S&P 500 E-Mini Index	33	03/17/23	6,748	324,293

				$458,565

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Exponential Technologies ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$458,565	$—	$—	$—	$458,565

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(143,130)	$—	$—	$—	$(143,130)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$52,797	$—	$—	$—	$52,797

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$8,141,619

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$98,578,898	$—	$98,578,898
Canada	92,621,222	—	—	92,621,222
Cayman Islands	—	14,092,758	—	14,092,758
China	—	208,343,799	—	208,343,799
Denmark	—	31,129,644	—	31,129,644
Finland	—	31,158,407	—	31,158,407
France	—	45,657,692	—	45,657,692
Germany	15,182,346	66,980,821	—	82,163,167
Israel	—	16,156,069	—	16,156,069
Italy	—	32,315,293	—	32,315,293
Japan	—	163,607,081	—	163,607,081
Netherlands	16,779,398	79,518,814	—	96,298,212
South Korea	—	32,660,079	—	32,660,079
Spain	—	34,481,227	—	34,481,227
Sweden	—	47,187,452	—	47,187,452
Switzerland	15,025,492	47,903,733	—	62,929,225
Taiwan	—	49,058,222	—	49,058,222
United Kingdom	—	57,490,613	—	57,490,613
United States	2,009,648,703	—	—	2,009,648,703
Preferred Stocks	—	15,368,653	—	15,368,653

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Exponential Technologies ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$241,968,125	$—	$—	$241,968,125

	$2,391,225,286	$1,071,689,255	$—	$3,462,914,541

Derivative Financial Instruments(a)
Assets
Equity Contracts	$389,997	$68,568	$—	$458,565

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® Future Cloud 5G and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 2.4%
DuPont de Nemours Inc.	2,460	$181,917

Communications Equipment — 16.3%
Arista Networks Inc.(a)	1,352	170,379
Ciena Corp.(a)	3,963	206,155
F5 Inc.(a)	1,155	170,547
Juniper Networks Inc.	5,360	173,128
Lumentum Holdings Inc.(a)	2,823	169,888
Nokia OYJ	35,494	168,295
Telefonaktiebolaget LM Ericsson, Class B	27,034	156,810

		1,215,202

Consumer Finance — 3.3%
SoFi Technologies Inc.(a)(b)	35,103	243,264

Diversified Telecommunication Services — 1.1%
JTOWER Inc.(a)(b)	300	14,369
NetLink NBN Trust	83,900	55,954
Tower Bersama Infrastructure Tbk PT	109,600	15,383

		85,706

Electronic Equipment, Instruments & Components — 6.5%
Murata Manufacturing Co. Ltd.	3,200	182,850
Quectel Wireless Solutions Co. Ltd., Class A	420	6,955
Taiyo Yuden Co. Ltd.	3,700	125,672
Yageo Corp.	9,142	165,936

		481,413

Equity Real Estate Investment Trusts (REITs) — 7.3%
American Tower Corp.	812	181,392
Crown Castle Inc.	1,236	183,064
SBA Communications Corp.	596	177,328

		541,784

IT Services — 15.1%
Akamai Technologies Inc.(a)	1,912	170,073
Cloudflare Inc., Class A(a)	3,875	205,026
Computacenter PLC	2,998	82,392
GDS Holdings Ltd., Class A(a)	28,300	82,526
Kyndryl Holdings Inc.(a)	8,707	116,587
Marqeta Inc., Class A(a)	16,810	111,450
NEXTDC Ltd.(a)	19,081	134,847
Twilio Inc., Class A(a)	3,788	226,674

		1,129,575

Media — 1.5%
DISH Network Corp., Class A(a)	7,946	114,343

Semiconductors & Semiconductor Equipment — 32.2%
Analog Devices Inc.	1,033	177,128
Broadcom Inc.	332	194,223
Diodes Inc.(a)(b)	1,872	166,964

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Infineon Technologies AG	5,294	$190,639
Intel Corp.	6,064	171,369
MACOM Technology Solutions Holdings Inc., Class H(a)	2,015	135,045
MediaTek Inc.	7,000	169,127
NXP Semiconductors NV	1,047	192,973
Qorvo Inc.(a)	1,801	195,697
Qualcomm Inc.	1,453	193,554
SiTime Corp.(a)	478	55,080
Skyworks Solutions Inc.	1,868	204,863
Taiwan Semiconductor Manufacturing Co. Ltd.	11,000	194,115
Wolfspeed Inc.(a)	2,109	162,414

		2,403,191

Software — 10.2%
Confluent Inc., Class A(a)	5,983	138,207
Datadog Inc., Class A(a)	2,510	187,773
New Relic Inc.(a)	2,180	133,089
Nutanix Inc., Class A(a)	5,687	158,497
Teradata Corp.(a)	4,094	142,799

		760,365

Technology Hardware, Storage & Peripherals — 3.9%
Inspur Electronic Information Industry Co. Ltd., Class A	4,300	15,134
Pure Storage Inc., Class A(a)	5,975	172,916
Wiwynn Corp.	4,000	100,471

		288,521

Total Long-Term Investments — 99.8% (Cost: $8,222,941)		7,445,281

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(c)(d)(e)	150,445	150,536

Total Short-Term Securities — 2.0% (Cost: $150,536)		150,536

Total Investments — 101.8% (Cost: $8,373,477)		7,595,817

Liabilities in Excess of Other Assets — (1.8)%		(134,679)

Net Assets — 100.0%		$7,461,138

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Future Cloud 5G and Tech ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$133,722	$ 16,728	(a)	$—	$86	$—	$150,536	150,445	$227	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	43		—

					$86	$—	$150,536		$270		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$181,917	$—	$—	$181,917
Communications Equipment	890,097	325,105	—	1,215,202
Consumer Finance	243,264	—	—	243,264
Diversified Telecommunication Services	—	85,706	—	85,706
Electronic Equipment, Instruments & Components	—	481,413	—	481,413
Equity Real Estate Investment Trusts (REITs)	541,784	—	—	541,784
IT Services	829,810	299,765	—	1,129,575
Media	114,343	—	—	114,343
Semiconductors & Semiconductor Equipment	1,849,310	553,881	—	2,403,191
Software	760,365	—	—	760,365
Technology Hardware, Storage & Peripherals	172,916	115,605	—	288,521
Short-Term Securities
Money Market Funds	150,536	—	—	150,536

	$5,734,342	$1,861,475	$—	$7,595,817

See notes to financial statements.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® Genomics Immunology and Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 0.8%
Arbutus Biopharma Corp.(a)	423,490	$1,274,705

China — 5.5%
BeiGene Ltd.(a)	461,800	9,076,917

Denmark — 3.6%
Genmab A/S(a)	15,172	5,945,853

France — 5.9%
Sanofi	77,940	7,632,230
Valneva SE(a)(b)	316,183	2,157,720

		9,789,950

Germany — 4.1%
BioNTech SE, ADR	41,248	5,915,376
MorphoSys AG(a)(b)	45,410	912,309

		6,827,685

Japan — 4.5%
Takeda Pharmaceutical Co. Ltd.	239,100	7,516,675

Netherlands — 1.4%
CureVac NV(a)(b)	221,688	2,380,929

South Korea — 1.8%
ABLBio Inc.(a)	90,029	1,440,648
Geneone Life Science Inc.(a)	221,514	1,539,940

		2,980,588

Switzerland — 7.1%
CRISPR Therapeutics AG(a)(b)	99,746	5,089,041
Roche Holding AG, NVS	21,376	6,672,954

		11,761,995

Taiwan — 1.8%
Adimmune Corp.(a)	948,000	1,255,128
Medigen Vaccine Biologics Corp.(a)	730,815	1,791,126

		3,046,254

United States — 63.3%
Adicet Bio Inc.(a)(b)	87,411	799,811
Allogene Therapeutics Inc.(a)(b)	247,799	1,913,008
Arcturus Therapeutics Holdings Inc.(a)	30,313	640,514
Arcus Biosciences Inc.(a)	144,333	3,121,923
Atea Pharmaceuticals Inc.(a)	225,709	1,045,033
Beam Therapeutics Inc.(a)(b)	149,540	6,497,513
BioCryst Pharmaceuticals Inc.(a)	547,416	5,775,239
BioNano Genomics Inc.(a)(b)	900,322	1,629,583
Blueprint Medicines Corp.(a)(b)	143,091	6,688,073
Caribou Biosciences Inc.(a)(b)	157,483	1,135,452
Coherus Biosciences Inc.(a)	225,296	1,910,510
Editas Medicine Inc.(a)(b)	211,156	2,088,333
Exelixis Inc.(a)	402,614	7,094,059
Fate Therapeutics Inc.(a)	282,754	1,685,214

Security	Shares	Value

United States (continued)
Ginkgo Bioworks Holdings Inc.(a)(b)	2,919,382	$5,692,795
ImmunityBio Inc.(a)(b)	256,433	974,445
Inovio Pharmaceuticals Inc.(a)(b)	760,420	1,262,297
Intellia Therapeutics Inc.(a)(b)	105,158	4,462,905
Invitae Corp.(a)(b)	735,318	1,735,350
Iovance Biotherapeutics Inc.(a)	438,804	3,492,880
Karyopharm Therapeutics Inc.(a)(b)	220,712	728,350
Ligand Pharmaceuticals Inc.(a)	49,320	3,437,604
MacroGenics Inc.(a)	182,898	1,055,321
Moderna Inc.(a)	38,396	6,760,000
NeoImmuneTech Inc.(a)	1,361,984	4,226,660
Nkarta Inc.(a)(b)	113,410	604,475
Ocugen Inc.(a)(b)	665,558	845,259
OmniAb Inc., 12.50 Earnout Shares(c)	19,498	—
OmniAb Inc., 15.00 Earnout Shares(c)	19,498	—
Prime Medicine Inc., NVS(a)(b)	36,585	643,164
Regeneron Pharmaceuticals Inc.(a)(b)	9,136	6,929,382
Sana Biotechnology Inc.(a)	108,834	496,283
Sangamo Therapeutics Inc.(a)(b)	168,049	586,491
SpringWorks Therapeutics Inc.(a)(b)	136,800	4,295,520
Twist Bioscience Corp.(a)	169,078	4,850,848
Vir Biotechnology Inc.(a)	247,571	7,315,723
Xencor Inc.(a)(b)	77,811	2,561,538

		104,981,555

Total Long-Term Investments — 99.8% (Cost: $230,186,557)		165,583,106

Short-Term Securities

Money Market Funds — 16.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f)	27,321,182	27,337,574
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(d)(e)	160,000	160,000

Total Short-Term Securities — 16.6% (Cost: $27,493,069)		27,497,574

Total Investments — 116.4% (Cost: $257,679,626)		193,080,680

Liabilities in Excess of Other Assets — (16.4)%		(27,159,098)

Net Assets — 100.0%		$165,921,582

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Genomics Immunology and Healthcare ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$29,522,610	$—	$(2,200,460	)(a)	$10,992	$4,432	$27,337,574	27,321,182	$219,596	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	210,000	—	(50,000	)(a)	—	—	160,000	160,000	3,222		—

					$10,992	$4,432	$27,497,574		$222,818		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Health Care Sector Index	2	03/17/23	$270	$ (13,987)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$13,987	$—	$—	$—	$13,987

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$49,888	$—	$—	$—	$49,888

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(52,334)	$—	$—	$—	$(52,334)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$336,995

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Genomics Immunology and Healthcare ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Canada	$1,274,705	$—	$—	$1,274,705
China	—	9,076,917	—	9,076,917
Denmark	—	5,945,853	—	5,945,853
France	—	9,789,950	—	9,789,950
Germany	5,915,376	912,309	—	6,827,685
Japan	—	7,516,675	—	7,516,675
Netherlands	2,380,929	—	—	2,380,929
South Korea	—	2,980,588	—	2,980,588
Switzerland	5,089,041	6,672,954	—	11,761,995
Taiwan	—	3,046,254	—	3,046,254
United States	100,754,895	4,226,660	—	104,981,555
Short-Term Securities
Money Market Funds	27,497,574	—	—	27,497,574

	$142,912,520	$50,168,160	$—	$193,080,680

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(13,987)	$—	$—	$(13,987)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) January 31, 2023	iShares® Neuroscience and Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 58.3%
ACADIA Pharmaceuticals Inc.(a)	13,804	$262,690
Alector Inc.(a)	8,720	76,911
Alkermes PLC(a)	8,352	239,201
Anavex Life Sciences Corp.(a)(b)	10,800	117,396
Annexon Inc.(a)	4,908	35,043
Biogen Inc.(a)	728	211,775
Bioxcel Therapeutics Inc.(a)	2,712	77,346
Catalyst Pharmaceuticals Inc.(a)(b)	12,624	195,546
Cerevel Therapeutics Holdings Inc.(a)	7,340	250,661
Design Therapeutics Inc.(a)	4,524	35,513
Dyne Therapeutics Inc.(a)	4,024	58,750
Idorsia Ltd.(a)(b)	14,344	241,276
Karuna Therapeutics Inc.(a)	920	183,439
Neurocrine Biosciences Inc.(a)	1,712	189,912
Prothena Corp. PLC(a)	3,356	189,782
PTC Therapeutics Inc.(a)	5,184	237,894
Sarepta Therapeutics Inc.(a)	1,724	215,448
Vanda Pharmaceuticals Inc.(a)	7,792	59,843
Voyager Therapeutics Inc.(a)	3,904	36,854
Xenon Pharmaceuticals Inc.(a)	5,588	218,435

		3,133,715

Health Care Equipment & Supplies — 14.3%
Axogen Inc.(a)	5,716	54,131
Axonics Inc.(a)(b)	3,092	189,849
ClearPoint Neuro Inc.(a)	3,040	28,910
Integra LifeSciences Holdings Corp.(a)	3,840	220,032
Nevro Corp.(a)	4,756	174,640
Peijia Medical Ltd.(a)(c)	62,000	99,112

		766,674

Life Sciences Tools & Services — 0.8%
Cellivery Therapeutics Inc.(a)	4,196	44,854

Pharmaceuticals — 26.4%
Amylyx Pharmaceuticals Inc.(a)	5,556	217,740
Athira Pharma Inc.(a)	5,308	21,444

Security	Shares	Value

Pharmaceuticals (continued)
Cassava Sciences Inc.(a)(b)	5,580	$156,240
Edgewise Therapeutics Inc.(a)	5,740	58,720
Harmony Biosciences Holdings Inc.(a)(b)	3,588	172,834
Intra-Cellular Therapies Inc.(a)	4,032	193,214
KemPharm Inc.(a)	4,480	24,461
Marinus Pharmaceuticals Inc.(a)	5,940	37,719
SK Biopharmaceuticals Co. Ltd.(a)	3,904	230,423
Supernus Pharmaceuticals Inc.(a)	5,808	238,186
WaVe Life Sciences Ltd.(a)	9,584	47,249
Xeris Biopharma Holdings Inc.(a)	18,168	22,528

		1,420,758

Total Long-Term Investments — 99.8% (Cost: $5,002,165)		5,366,001

Short-Term Securities

Money Market Funds — 12.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f)	684,970	685,381

Total Short-Term Securities — 12.8% (Cost: $685,224)		685,381

Total Investments — 112.6% (Cost: $5,687,389)		6,051,382

Liabilities in Excess of Other Assets — (12.6)%		(676,322)

Net Assets — 100.0%		$5,375,060

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/24/22(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$685,191	(b)	$—	$33	$157	$685,381	684,970	$6,150	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(d)	—	0	(b)	—	—	—	—	—	420		—

					$33	$157	$685,381		$6,570		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Neuroscience and Healthcare ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$2,892,439	$241,276	$—	$3,133,715
Health Care Equipment & Supplies	667,562	99,112	—	766,674
Life Sciences Tools & Services	—	44,854	—	44,854
Pharmaceuticals	1,190,335	230,423	—	1,420,758
Short-Term Securities
Money Market Funds	685,381	—	—	685,381

	$5,435,717	$615,665	$—	$6,051,382

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) January 31, 2023	iShares® Robotics and Artificial Intelligence Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.7%
Megaport Ltd.(a)	418,104	$1,738,995

Bermuda — 0.9%
AutoStore Holdings Ltd.(a)(b)(c)	1,025,218	2,367,517

Canada — 0.9%
ATS Corp.(a)	58,612	2,373,465

Cayman Islands — 0.9%
Credo Technology Group Holdings Ltd.(a)	132,114	2,289,536

China — 13.0%
Alibaba Group Holding Ltd.(a)	182,100	2,503,631
Baidu Inc.(a)	145,650	2,448,382
Hello Group Inc., ADR	346,809	3,554,792
iQIYI Inc., ADR(a)(c)	593,936	3,979,371
JOYY Inc., ADR	66,457	2,371,186
Kingsoft Cloud Holdings Ltd., ADR(a)	595,720	2,859,456
Kuaishou Technology(a)(b)	257,300	2,263,933
Meitu Inc.(a)(b)	13,786,500	3,421,077
Meituan, Class B(a)(b)	5,190	116,027
NetEase Inc.	143,800	2,551,316
Tencent Holdings Ltd.	51,900	2,529,031
Xiaomi Corp., Class B(a)(b)	1,525,800	2,524,053
ZTE Corp., Class H	931,200	2,248,873

		33,371,128

France — 2.5%
Atos SE(a)(c)	182,385	2,405,933
Dassault Systemes SE	51,581	1,918,344
Somfy SA	13,190	2,053,142

		6,377,419

Germany — 1.6%
Duerr AG	56,505	2,155,886
Nemetschek SE	37,670	2,014,002

		4,169,888

Guernsey — 0.9%
Genius Sports Ltd.(a)(c)	404,846	2,222,605

India — 0.7%
PB Fintech Ltd.(a)	333,884	1,755,851

Israel — 2.6%
Maytronics Ltd.(c)	168,500	2,053,963
Nano Dimension Ltd., ADR(a)	847,755	2,339,804
SatixFy Communications Ltd., NVS(c)	92,267	158,699
Stratasys Ltd.(a)(c)	144,447	2,069,925

		6,622,391

Italy — 0.8%
Stellantis NV	129,713	2,039,217

Japan — 10.1%
FANUC Corp.	13,200	2,332,302
Harmonic Drive Systems Inc.	74,400	2,505,861
Kawasaki Heavy Industries Ltd.	94,900	2,171,559
Kyocera Corp.	39,300	2,039,332
MINEBEA MITSUMI Inc.	120,300	2,097,153
Nidec Corp.	31,200	1,729,068
Oracle Corp. Japan	33,000	2,260,725
Ricoh Co. Ltd.	257,700	2,000,426
Sharp Corp./Japan(c)	268,500	2,231,790

Security	Shares	Value

Japan (continued)
Sony Group Corp.	24,200	$2,162,307
Yamaha Motor Co. Ltd.	81,400	2,004,938
Yaskawa Electric Corp.	59,400	2,321,892

		25,857,353

Netherlands — 0.0%
Yandex NV, Class A(a)(d)	50,541	505

South Korea — 2.4%
AfreecaTV Co. Ltd.	29,637	1,926,760
Samsung Electronics Co. Ltd.	42,697	2,126,747
Samsung SDS Co. Ltd.	20,631	2,103,864

		6,157,371

Sweden — 2.0%
Spotify Technology SA(a)	24,701	2,784,297
Viaplay Group AB, Class B(a)	96,989	2,394,684

		5,178,981

Switzerland — 1.8%
ABB Ltd., Registered	63,007	2,193,630
STMicroelectronics NV	51,357	2,418,314

		4,611,944

Taiwan — 7.2%
Alchip Technologies Ltd.	67,000	1,905,899
Faraday Technology Corp.	342,000	1,956,279
Global Unichip Corp.	79,000	2,085,082
Hiwin Technologies Corp.	316,392	2,365,631
Holtek Semiconductor Inc.	834,000	2,033,398
HTC Corp.(a)	1,027,000	2,102,068
Nuvoton Technology Corp.	488,000	2,133,019
Via Technologies Inc.	809,000	1,896,963
Winbond Electronics Corp.	2,759,000	1,998,782

		18,477,121

United States — 49.9%
3D Systems Corp.(a)(c)	196,217	2,130,917
Adobe Inc.(a)	5,808	2,150,935
Advanced Micro Devices Inc.(a)	26,457	1,988,244
Alphabet Inc., Class A(a)	20,161	1,992,713
Altair Engineering Inc., Class A(a)(c)	39,770	2,111,786
Alteryx Inc., Class A(a)	44,770	2,484,287
Altra Industrial Motion Corp.	33,674	2,056,471
Amazon.com Inc.(a)	21,075	2,173,465
Ambarella Inc.(a)(c)	25,972	2,333,324
AMETEK Inc.	13,739	1,991,056
Analog Devices Inc.	11,764	2,017,173
Ansys Inc.(a)	7,727	2,058,164
Apple Inc.	13,689	1,975,186
Autodesk Inc.(a)	9,864	2,122,338
Bentley Systems Inc., Class B	49,249	1,923,173
Bumble Inc., Class A(a)(c)	80,070	2,061,802
CEVA Inc.(a)	73,472	2,433,393
Cognex Corp.	39,081	2,139,294
Desktop Metal Inc., Class A(a)(c)	1,030,740	1,731,643
Domo Inc., Class B(a)	130,338	2,021,542
Dropbox Inc., Class A(a)	85,030	1,975,247
Elastic NV(a)	35,405	2,083,230
FARO Technologies Inc.(a)	60,059	1,650,421
Freshworks Inc., Class A(a)(c)	130,596	2,113,043
fuboTV Inc.(a)(c)	777,987	1,999,427
GoDaddy Inc., Class A(a)	25,184	2,068,362
HubSpot Inc.(a)	6,526	2,264,587

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Robotics and Artificial Intelligence Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Informatica Inc., Class A(a)(c)	118,010	$2,100,578
Intel Corp.	67,451	1,906,165
Intuitive Surgical Inc.(a)	7,286	1,790,097
iRobot Corp.(a)	37,514	1,688,130
Lattice Semiconductor Corp.(a)	27,869	2,112,192
Lumen Technologies Inc.	360,027	1,890,142
Marvell Technology Inc.	44,359	1,914,091
Matterport Inc., Class A(a)(c)	639,327	2,250,431
MaxLinear Inc.(a)	54,275	2,236,130
Meta Platforms Inc, Class A(a)	16,193	2,412,271
Microchip Technology Inc.	25,660	1,991,729
Microsoft Corp.	7,779	1,927,714
MicroStrategy Inc., Class A(a)(c)	9,642	2,427,181
MicroVision Inc.(a)(c)	646,172	1,621,892
Netflix Inc.(a)	6,191	2,190,747
Nvidia Corp.	11,755	2,296,574
Pegasystems Inc.	53,644	2,085,679
Peloton Interactive Inc., Class A(a)	150,597	1,947,219
Pinterest Inc., Class A(a)	80,441	2,114,794
Proto Labs Inc.(a)(c)	76,593	2,343,746
PTC Inc.(a)	15,686	2,115,728
Qualcomm Inc.	16,030	2,135,356
Regal Rexnord Corp.	15,744	2,191,565
Rumble Inc.(a)(c)	245,877	2,471,064
Salesforce Inc.(a)	13,723	2,305,052
Silicon Laboratories Inc.(a)	14,008	2,197,995
Snap Inc., Class A, NVS(a)(c)	202,390	2,339,628
Snowflake Inc., Class A(a)(c)	13,248	2,072,517
Splunk Inc.(a)	22,380	2,143,333
Sprinklr Inc.(a)	231,206	2,298,188
Sumo Logic Inc.(a)	254,980	3,016,413
Teradata Corp.(a)	57,037	1,989,451

Security	Shares	Value

United States (continued)
Texas Instruments Inc.	11,166	$1,978,727
Vimeo Inc.(a)	268,642	1,219,635

		127,773,377

Total Long-Term Investments — 98.9% (Cost: $281,612,507)		253,384,664

Short-Term Securities

Money Market Funds — 10.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	25,661,616	25,677,013
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	130,000	130,000

Total Short-Term Securities — 10.1% (Cost: $25,800,982)		25,807,013

Total Investments — 109.0% (Cost: $307,413,489)		279,191,677

Liabilities in Excess of Other Assets — (9.0)%		(22,945,988)

Net Assets — 100.0%		$256,245,689

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$20,896,442	$4,766,896	(a)	$—		$7,848	$5,827	$25,677,013	25,661,616	$525,462	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	200,000	—		(70,000	)(a)	—	—	130,000	130,000	2,765		—

						$7,848	$5,827	$25,807,013		$528,227		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Robotics and Artificial Intelligence Multisector ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Technology Select Sector Index	19	03/17/23	$2,614	$ 113,875

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$113,875	$—	$—	$—	$113,875

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(38,260)	$—	$—	$—	$(38,260)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$60,244	$—	$—	$—	$60,244

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,565,640

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$1,738,995	$—	$1,738,995
Bermuda	—	2,367,517	—	2,367,517
Canada	2,373,465	—	—	2,373,465
Cayman Islands	2,289,536	—	—	2,289,536
China	12,764,805	20,606,323	—	33,371,128
France	—	6,377,419	—	6,377,419
Germany	—	4,169,888	—	4,169,888
Guernsey	2,222,605	—	—	2,222,605
India	—	1,755,851	—	1,755,851
Israel	4,568,428	2,053,963	—	6,622,391

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Robotics and Artificial Intelligence Multisector ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Italy	$—	$2,039,217	$—	$2,039,217
Japan	—	25,857,353	—	25,857,353
Netherlands	—	—	505	505
South Korea	—	6,157,371	—	6,157,371
Sweden	2,784,297	2,394,684	—	5,178,981
Switzerland	—	4,611,944	—	4,611,944
Taiwan	—	18,477,121	—	18,477,121
United States	127,773,377	—	—	127,773,377
Short-Term Securities
Money Market Funds	25,807,013	—	—	25,807,013

	$180,583,526	$98,607,646	$505	$279,191,677

Derivative Financial Instruments(a)
Assets
Equity Contracts	$113,875	$—	$—	$113,875

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) January 31, 2023	iShares® Self-Driving EV and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.4%
Allkem Ltd.(a)	1,823,102	$16,925,568
ARB Corp. Ltd.	56,768	1,289,880
Pilbara Minerals Ltd.(a)	5,398,195	18,364,216
Vulcan Energy Resources Ltd.(a)(b)	354,380	1,804,758

		38,384,422

China — 16.9%
BYD Co. Ltd., Class H	722,500	22,879,799
Ganfeng Lithium Co. Ltd., Class H(c)	1,637,680	14,957,229
Li Auto Inc.(a)	1,705,300	20,866,441
XPeng Inc.(a)(b)	3,546,200	18,663,680

		77,367,149

France — 5.7%
Faurecia SE(a)	125,578	2,495,673
Renault SA(a)	490,236	19,932,723
Valeo	170,889	3,734,737

		26,163,133

Germany — 1.8%
Continental AG	82,580	5,798,372
Hella GmbH & Co. KGaA	16,474	1,386,695
Vitesco Technologies Group AG(a)	14,281	989,877

		8,174,944

India — 0.3%
Samvardhana Motherson International Ltd.	1,468,182	1,360,156

Israel — 0.1%
Innoviz Technologies Ltd.(a)	97,445	543,743

Japan — 1.3%
GS Yuasa Corp.	336,700	5,891,929

Netherlands — 0.0%
Yandex NV, Class A(a)(d)	94,146	941

South Korea — 11.5%
Chunbo Co. Ltd.	19,664	3,831,072
Hyundai Mobis Co. Ltd.	48,369	8,087,638
LG Energy Solution(a)	39,553	16,823,873
Samsung SDI Co. Ltd.	32,170	18,028,135
SK IE Technology Co. Ltd.(a)(c)	103,458	5,687,455

		52,458,173

Sweden — 3.8%
Hexagon AB, Class B	1,533,522	17,579,532

Switzerland — 4.3%
ABB Ltd., Registered	564,514	19,653,923

Taiwan — 0.7%
Advanced Energy Solution Holding Co. Ltd.	126,000	3,338,666

United Kingdom — 0.6%
Polestar Automotive Holding U.K. PLC, Class A(b)	494,288	2,768,013

United States — 36.1%
Adient PLC(a)(b)	71,486	3,218,300
Aptiv PLC(a)	171,327	19,375,370
Aurora Innovation Inc., Class A(a)(b)	211,763	385,409
Autoliv Inc.	66,236	6,101,660
Blink Charging Co.(a)(b)	180,609	2,458,088
Canoo Inc.(a)(b)	814,742	977,690
ChargePoint Holdings Inc., Class A(a)(b)	845,820	10,268,255

Security	Shares	Value

United States (continued)
CTS Corp.	23,888	$1,063,255
EVgo Inc.(a)(b)	302,151	2,081,820
Fisker Inc., Class A(a)(b)	781,383	5,821,303
Gentex Corp.	178,773	5,275,591
Gentherm Inc.(a)	25,083	1,866,928
Lear Corp.	45,093	6,573,658
Livent Corp.(a)	634,586	16,448,469
Lordstown Motors Corp., Class A(a)(b)	722,341	946,267
Lucid Group Inc.(a)(b)	1,750,600	20,464,514
Luminar Technologies Inc.(a)(b)	166,356	1,109,595
Methode Electronics Inc.	26,260	1,253,652
Microvast Holdings Inc.(a)(b)	564,484	920,109
Nikola Corp.(a)(b)	1,387,509	3,760,149
Proterra Inc.(a)(b)	744,682	3,797,878
QuantumScape Corp.(a)(b)	1,087,191	9,251,995
Rivian Automotive Inc., Class A(a)	566,692	10,993,825
Sensata Technologies Holding PLC	115,988	5,897,990
SES AI Corp.(a)(b)	803,430	2,651,319
Solid Power Inc.(a)	445,316	1,491,809
Stoneridge Inc.(a)	20,004	493,299
Tesla Inc.(a)	91,203	15,798,184
Visteon Corp.(a)	21,321	3,333,325
Workhorse Group Inc.(a)(b)	701,319	1,549,915

		165,629,621

Total Common Stocks — 91.5% (Cost: $409,092,675)		419,314,345

Preferred Stocks

Germany — 8.1%
Porsche Automobil Holding SE, Preference Shares, NVS	290,415	17,365,851
Volkswagen AG, Preference Shares, NVS	141,848	19,672,994

		37,038,845

Total Preferred Stocks — 8.1% (Cost: $39,830,017)		37,038,845

Total Long-Term Investments — 99.6% (Cost: $448,922,692)		456,353,190

Short-Term Securities

Money Market Funds — 13.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	58,953,017	58,988,389
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	670,000	670,000

Total Short-Term Securities — 13.0% (Cost: $59,645,365)		59,658,389

Total Investments — 112.6% (Cost: $508,568,057)		516,011,579

Liabilities in Excess of Other Assets — (12.6)%		(57,807,528)

Net Assets — 100.0%		$458,204,051

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Self-Driving EV and Tech ETF

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$13,521,649	$45,451,497	(a)	$—	$2,328	$12,915	$58,988,389	58,953,017	$1,022,533	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	510,000	(a)	—	—	—	670,000	670,000	9,243		2

					$2,328	$12,915	$59,658,389		$1,031,776		$2

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	13	03/17/23	$592	$54,018
S&P 500 E-Mini Index	3	03/17/23	614	33,149

				$87,167

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$87,167	$—	$—	$—	$87,167

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Self-Driving EV and Tech ETF

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$175,828	$—	$—	$—	$175,828

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$42,352	$—	$—	$—	$42,352

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,304,732

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$38,384,422	$—	$38,384,422
China	—	77,367,149	—	77,367,149
France	—	26,163,133	—	26,163,133
Germany	—	8,174,944	—	8,174,944
India	—	1,360,156	—	1,360,156
Israel	543,743	—	—	543,743
Japan	—	5,891,929	—	5,891,929
Netherlands	—	—	941	941
South Korea	—	52,458,173	—	52,458,173
Sweden	—	17,579,532	—	17,579,532
Switzerland	—	19,653,923	—	19,653,923
Taiwan	—	3,338,666	—	3,338,666
United Kingdom	2,768,013	—	—	2,768,013
United States	165,629,621	—	—	165,629,621
Preferred Stocks	—	37,038,845	—	37,038,845
Short-Term Securities
Money Market Funds	59,658,389	—	—	59,658,389

	$228,599,766	$287,410,872	$941	$516,011,579

Derivative Financial Instruments(a)
Assets
Equity Contracts	$33,149	$54,018	$—	$87,167

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® Virtual Work and Life Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communication Services — 32.5%
Activision Blizzard Inc.	749	$57,351
Bandwidth Inc., Class A(a)	575	14,306
Bumble Inc., Class A(a)	1,446	37,235
Electronic Arts Inc.	428	55,075
fuboTV Inc.(a)(b)	3,204	8,234
Hello Group Inc., ADR	2,630	26,958
HUYA Inc., ADR(a)	1,520	8,360
iQIYI Inc., ADR(a)	6,813	45,647
JOYY Inc., ADR	949	33,860
Kahoot! ASA(a)	5,294	9,358
Match Group Inc.(a)	1,165	63,050
Meitu Inc.(a)(c)	66,000	16,378
Netflix Inc.(a)	177	62,633
Nexon Co. Ltd.	2,600	62,693
Nintendo Co. Ltd.	1,300	56,365
Paradox Interactive AB	532	9,455
Roku Inc.(a)	932	53,590
Rumble Inc.(a)(b)	1,724	17,326
Snap Inc., Class A, NVS(a)	5,394	62,355
Spotify Technology SA(a)	705	79,468
Take-Two Interactive Software Inc.(a)	522	59,106
Tencent Holdings Ltd.	1,500	73,093
Ubisoft Entertainment SA(a)	1,632	33,793
Viaplay Group AB, Class B(a)	1,380	34,073
XD Inc.(a)	4,400	14,994

		994,756

Consumer Discretionary — 24.0%
2U Inc.(a)	1,304	11,254
Alibaba Health Information Technology Ltd.(a)	60,000	53,587
Chegg Inc.(a)	1,904	39,527
Dada Nexus Ltd., ADR(a)(b)	4,416	57,452
Deliveroo PLC(a)(c)	13,748	15,756
Delivery Hero SE(a)(c)	1,259	76,115
DoorDash Inc., Class A(a)	1,026	59,426
Duolingo Inc, Class A(a)(b)	470	44,880
JD Health International Inc.(a)(c)	6,200	51,487
Just Eat Takeaway.com NV(a)(c)	2,379	61,030
Meituan, Class B(a)(c)	2,650	59,243
New Oriental Education & Technology Group Inc.(a)	19,900	84,472
Peloton Interactive Inc., Class A(a)	4,250	54,952
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	8,700	23,038
Zomato Ltd.(a)	67,594	41,419

		733,638

Consumer Staples — 0.8%
Shop Apotheke Europe NV(a)(c)	236	17,017
Zur Rose Group AG(a)(b)	198	7,470

		24,487

Health Care — 3.7%
GN Store Nord A/S	2,228	54,934
Teladoc Health Inc.(a)	1,939	57,007

		111,941

Information Technology — 38.8%
8x8 Inc.(a)	2,893	13,626

Security	Shares	Value

Information Technology (continued)
Asana Inc., Class A(a)	1,512	$23,436
Box Inc., Class A(a)	1,951	62,412
Braze Inc., Class A(a)(b)	1,053	33,696
Cerence Inc.(a)	1,066	26,138
Cloudflare Inc., Class A(a)(b)	1,172	62,011
Consensus Cloud Solutions Inc.(a)	496	29,150
Dropbox Inc., Class A(a)	2,428	56,402
Esker SA	148	24,711
Everbridge Inc.(a)	1,069	34,165
Five9 Inc.(a)(b)	834	65,702
GB Group PLC	6,630	28,912
Gen Digital, Inc.	2,380	54,764
Instructure Holdings Inc.(a)	252	6,812
Justsystems Corp.	900	22,414
Life360 Inc.(a)(c)	10,305	40,959
LivePerson Inc.(a)(b)	1,902	24,498
Megaport Ltd.(a)	4,026	16,745
Microsoft Corp.	224	55,509
Mitek Systems Inc.(a)	1,177	11,605
Monday.com Ltd.(a)	425	55,331
Nice Ltd.(a)	282	58,320
PagerDuty Inc.(a)	2,173	64,734
PowerSchool Holdings Inc., Class A(a)	954	21,484
RingCentral Inc., Class A(a)	1,479	57,725
Smartsheet Inc., Class A(a)	1,494	64,556
Tyler Technologies Inc.(a)	166	53,580
Verint Systems Inc.(a)	1,416	53,766
WingArc1st Inc.	500	7,598
Zoom Video Communications Inc., Class A(a)	762	57,150

		1,187,911

Total Long-Term Investments — 99.8% (Cost: $5,362,052)		3,052,733

Short-Term Securities

Money Market Funds — 10.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f)	312,703	312,891

Total Short-Term Securities — 10.2% (Cost: $312,816)		312,891

Total Investments — 110.0% (Cost: $5,674,868)		3,365,624

Liabilities in Excess of Other Assets — (10.0)%		(305,863)

Net Assets — 100.0%		$3,059,761

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Virtual Work and Life Multisector ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$456,546	$—		$(143,813	)(a)	$100	$58	$312,891	312,703	$1,450	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	17		—

						$100	$58	$312,891		$1,467		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$87	$—	$—	$—	$87

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Communication Services	$684,554	$310,202	$—	$994,756
Consumer Discretionary	283,247	450,391	—	733,638
Consumer Staples	—	24,487	—	24,487
Health Care	57,007	54,934	—	111,941
Information Technology	988,252	199,659	—	1,187,911
Short-Term Securities
Money Market Funds	312,891	—	—	312,891

	$2,325,951	$1,039,673	$—	$3,365,624

See notes to financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2023

	iShares Cybersecurity and Tech ETF	iShares Exponential Technologies ETF	iShares Future Cloud 5G and Tech ETF	iShares Genomics Immunology and Healthcare ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$495,155,216	$3,220,946,416	$7,445,281	$165,583,106
Investments, at value — affiliated(c)	38,772,708	241,968,125	150,536	27,497,574
Cash	2,562	227,125	7,294	1,292
Cash pledged for futures contracts	91,000	316,000	—	14,000
Foreign currency collateral pledged for futures contracts(d)	—	78,275	—	—
Foreign currency, at value(e)	811,126	4,801,778	8,914	74,998
Receivables:
Investments sold	163,664	—	—	—
Securities lending income — affiliated	4,875	187,640	102	34,641
Capital shares sold	—	529,318	—	—
Dividends — unaffiliated	23,779	1,308,199	1,923	—
Dividends — affiliated	3,275	6,871	7	615
Tax reclaims	2,804	1,336,117	386	117,188
Variation margin on futures contracts	13,867	96,293	—	3,381

Total assets	535,044,876	3,471,802,157	7,614,443	193,326,795

LIABILITIES
Collateral on securities loaned, at value	28,956,362	238,686,585	150,476	27,340,791
Payables:
Investments purchased	9,770,784	529,030	—	—
Capital shares redeemed	203,119	—	—	—
Investment advisory fees	194,719	1,198,707	2,829	64,422
Professional fees	—	40,934	—	—

Total liabilities	39,124,984	240,455,256	153,305	27,405,213

NET ASSETS	$495,919,892	$3,231,346,901	$7,461,138	$165,921,582

NET ASSETS CONSIST OF
Paid-in capital	$601,319,465	$2,968,892,886	$8,815,055	$293,067,518
Accumulated earnings (loss)	(105,399,573)	262,454,015	(1,353,917)	(127,145,936)

NET ASSETS	$495,919,892	$3,231,346,901	$7,461,138	$165,921,582

NET ASSET VALUE
Shares outstanding	14,500,000	61,050,000	320,000	6,150,000

Net asset value	$34.20	$52.93	$23.32	$26.98

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$557,727,146	$2,934,254,806	$8,222,941	$230,186,557
(b) Securities loaned, at value	$28,691,328	$238,556,483	$149,950	$26,502,861
(c) Investments, at cost — affiliated	$38,770,683	$241,851,314	$150,536	$27,493,069
(d) Foreign currency collateral pledged, at cost	$—	$78,085	$—	$—
(e) Foreign currency, at cost	$808,299	$4,711,950	$8,774	$73,953

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2023

	iShares Neuroscience and Healthcare ETF	iShares Robotics and Artificial Intelligence Multisector ETF	iShares Self-Driving EV and Tech ETF	iShares Virtual Work and Life Multisector ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$5,366,001	$253,384,664	$456,353,190	$3,052,733
Investments, at value — affiliated(c)	685,381	25,807,013	59,658,389	312,891
Cash	3,603	590	8,439	2,384
Cash pledged for futures contracts	—	192,000	33,000	—
Foreign currency collateral pledged for futures contracts(d)	—	—	59,794	—
Foreign currency, at value(e)	5,250	2,181,572	185,558	4,963
Receivables:
Securities lending income — affiliated	2,063	276,974	710,396	545
Dividends — unaffiliated	—	115,697	177,741	3,703
Dividends — affiliated	77	514	2,081	—
Tax reclaims	—	24,611	146,035	172
Variation margin on futures contracts	—	37,238	12,091	—

Total assets	6,062,375	282,020,873	517,346,714	3,377,391

LIABILITIES
Collateral on securities loaned, at value	685,191	25,679,272	58,976,113	312,865
Payables:
Investments purchased	—	—	—	3,612
Investment advisory fees	2,124	95,912	166,550	1,153

Total liabilities	687,315	25,775,184	59,142,663	317,630

NET ASSETS	$5,375,060	$256,245,689	$458,204,051	$3,059,761

NET ASSETS CONSIST OF
Paid-in capital	$5,050,047	$344,447,130	$535,339,408	$7,105,091
Accumulated earnings (loss)	325,013	(88,201,441)	(77,135,357)	(4,045,330)

NET ASSETS	$5,375,060	$256,245,689	$458,204,051	$3,059,761

NET ASSETVALUE
Shares outstanding	200,000	8,600,000	11,100,000	200,000

Net asset value	$26.88	$29.80	$41.28	$15.30

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$5,002,165	$281,612,507	$448,922,692	$5,362,052
(b) Securities loaned, at value	$644,528	$25,329,765	$58,236,250	$313,422
(c) Investments, at cost — affiliated	$685,224	$25,800,982	$59,645,365	$312,816
(d) Foreign currency collateral pledged, at cost	$—	$—	$58,432	$—
(e) Foreign currency, at cost	$5,110	$2,179,245	$183,867	$4,926

See notes to financial statements.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended January 31, 2023

	iShares Cybersecurity and Tech ETF	iShares Exponential Technologies ETF	iShares Future Cloud 5G and Tech ETF	iShares Genomics Immunology and Healthcare ETF

INVESTMENT INCOME
Dividends — unaffiliated	$1,212,229	$15,604,663	$41,978	$385,879
Dividends — affiliated	17,266	261,634	43	3,222
Interest — unaffiliated	100	1,889	34	166
Securities lending income — affiliated — net	42,345	515,331	227	219,596
Other income — unaffiliated	—	1,019	—	—
Foreign taxes withheld	(70,282)	(1,006,204)	(2,148)	(33,560)
Foreign withholding tax claims	—	413,095	—	—
Other foreign taxes	—	—	—	(15,348)

Total investment income	1,201,658	15,791,427	40,134	559,955

EXPENSES
Commitment costs	601	6,470	20	127
Investment advisory	1,218,397	6,884,347	16,181	424,322
Professional	—	41,411	—	—

Total expenses	1,218,998	6,932,228	16,201	424,449

Net investment income (loss)	(17,340)	8,859,199	23,933	135,506

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(12,273,325)	6,857,945	(393,823)	(38,209,936)
Investments — affiliated	34,210	5,112,854	86	10,992
Capital gain distributions from underlying funds — affiliated	1	1	—	—
Foreign currency transactions	(12,218)	(294,240)	134	1,903
Futures contracts	(138,694)	(143,130)	—	49,888
In-kind redemptions — unaffiliated(b)	2,263,256	10,177,219	—	1,704,633
In-kind redemptions — affiliated(b)	—	123,194	—	—

	(10,126,770)	21,833,843	(393,603)	(36,442,520)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	(26,690,623)	40,114,033	678,042	5,646,555
Investments — affiliated	(11,675)	(4,404,669)	—	4,432
Foreign currency translations	(2,418)	176,542	105	5,245
Futures contracts	784	52,797	—	(52,334)

	(26,703,932)	35,938,703	678,147	5,603,898

Net realized and unrealized gain (loss)	(36,830,702)	57,772,546	284,544	(30,838,622)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(36,848,042)	$66,631,745	$308,477	$(30,703,116)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$(864,535)	$—	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$—	$1,115,749	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2023

	iShares Neuroscience and Healthcare ETF(a)	iShares Robotics and Artificial Intelligence Multisector ETF	iShares Self-Driving EV and Tech ETF	iShares Virtual Work and Life Multisector ETF

INVESTMENT INCOME
Dividends — unaffiliated	$—	$1,018,755	$5,379,462	$3,216
Dividends — affiliated	420	2,765	9,243	17
Interest — unaffiliated	15	467	374	15
Securities lending income — affiliated — net	6,150	525,462	1,022,533	1,450
Foreign taxes withheld	—	(96,553)	(574,374)	(142)

Total investment income	6,585	1,450,896	5,837,238	4,556

EXPENSES
Commitment costs	—	823	1,852	—
Investment advisory	10,452	560,125	1,022,660	7,561
Interest expense	—	1,260	516	—

Total expenses	10,452	562,208	1,025,028	7,561

Net investment income (loss)	(3,867)	888,688	4,812,210	(3,005)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(35,471)	(15,557,524)	(72,013,732)	(580,336)
Investments — affiliated	33	7,848	2,328	100
Capital gain distributions from underlying funds — affiliated	—	—	2	—
Foreign currency transactions	185	(8,857)	90,510	(204)
Futures contracts	—	(38,260)	175,828	87
In-kind redemptions — unaffiliated(b)	—	910,999	2,334,567	(389,200)

	(35,253)	(14,685,794)	(69,410,497)	(969,553)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	363,836	24,718,328	69,688,965	870,907
Investments — affiliated	157	5,827	12,915	58
Foreign currency translations	140	4,316	13,005	100
Futures contracts	—	60,244	42,352	—

	364,133	24,788,715	69,757,237	871,065

Net realized and unrealized gain (loss)	328,880	10,102,921	346,740	(98,488)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$325,013	$10,991,609	$5,158,950	$(101,493)

(a)	For the period from August 24, 2022 (commencement of operations) to January 31, 2023.
(b)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Cybersecurity and Tech ETF		iShares Exponential Technologies ETF

	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(17,340)	$3,801,354	$8,859,199	$27,596,886
Net realized gain (loss)	(10,126,770)	12,489,986	21,833,843	89,057,717
Net change in unrealized appreciation (depreciation)	(26,703,932)	(123,288,836)	35,938,703	(850,719,765)

Net increase (decrease) in net assets resulting from operations	(36,848,042)	(106,997,496)	66,631,745	(734,065,162)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(372,128)	(4,167,125)	(9,140,090)	(31,230,965)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(6,748,535)	34,658,872	14,213,319	10,360,369

NET ASSETS
Total increase (decrease) in net assets	(43,968,705)	(76,505,749)	71,704,974	(754,935,758)
Beginning of period	539,888,597	616,394,346	3,159,641,927	3,914,577,685

End of period	$495,919,892	$539,888,597	$3,231,346,901	$3,159,641,927

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets (continued)

	iShares Future Cloud 5G and Tech ETF		iShares Genomics Immunology and Healthcare ETF

	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$23,933	$65,871	$135,506	$966,416
Net realized gain (loss)	(393,603)	548,409	(36,442,520)	(17,729,834)
Net change in unrealized appreciation (depreciation)	678,147	(1,781,418)	5,603,898	(117,898,157)

Net increase (decrease) in net assets resulting from operations	308,477	(1,167,138)	(30,703,116)	(134,661,575)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(37,726)	(63,758)	—	(2,812,804)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	51,010	(2,709,541)	8,990,520

NET ASSETS
Total increase (decrease) in net assets	270,751	(1,179,886)	(33,412,657)	(128,483,859)
Beginning of period	7,190,387	8,370,273	199,334,239	327,818,098

End of period	$7,461,138	$7,190,387	$165,921,582	$199,334,239

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Neuroscience and Healthcare ETF	iShares Robotics and Artificial Intelligence Multisector ETF

	Period From 08/24/22(a) to 01/31/23 (unaudited)	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(3,867)	$888,688	$1,042,005
Net realized loss	(35,253)	(14,685,794)	(15,447,483)
Net change in unrealized appreciation (depreciation)	364,133	24,788,715	(127,618,290)

Net increase (decrease) in net assets resulting from operations	325,013	10,991,609	(142,023,768)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	—	(491,447)	(10,540,562)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,050,047	(15,261,531)	(19,873,283)

NET ASSETS
Total increase (decrease) in net assets	5,375,060	(4,761,369)	(172,437,613)
Beginning of period	—	261,007,058	433,444,671

End of period	$5,375,060	$256,245,689	$261,007,058

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets (continued)

	iShares Self-Driving EV and Tech ETF		iShares Virtual Work and Life Multisector ETF

	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$4,812,210	$5,946,133	$(3,005)		$(4,780)
Net realized loss	(69,410,497)	(407,070)	(969,553)		(321,143)
Net change in unrealized appreciation (depreciation)	69,757,237	(123,993,144)	871,065		(3,180,036)

Net increase (decrease) in net assets resulting from operations	5,158,950	(118,454,081)	(101,493)		(3,505,959)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,795,345)	(9,781,417)	(4,032	)(b)	(6,350)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(9,455,013)	165,346,390	(1,240,169)		(548,572)

NET ASSETS
Total increase (decrease) in net assets	(8,091,408)	37,110,892	(1,345,694)		(4,060,881)
Beginning of period	466,295,459	429,184,567	4,405,455		8,466,336

End of period	$458,204,051	$466,295,459	$3,059,761		$4,405,455

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Cybersecurity and Tech ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20		Period From 06/11/19(a) to 07/31/19

Net asset value, beginning of period	$36.73		$43.87	$33.69	$26.58		$24.94

Net investment income(b)	(0.00	)(c)	0.26	0.02	0.33	(d)	0.00	(c)
Net realized and unrealized gain (loss)(e)		(2.51)	(7.13)	10.22	7.02		1.64

Net increase (decrease) from investment operations		(2.51)	(6.87)	10.24	7.35		1.64

Distributions(f)
From net investment income		(0.02)	(0.27)	(0.06)	(0.15)		—
From net realized gain	—		—	—	(0.09)		—

Total distributions		(0.02)	(0.27)	(0.06)	(0.24)		—

Net asset value, end of period	$34.20		$36.73	$43.87	$33.69		$26.58

Total Return(g)
Based on net asset value	(6.81	)%(h)	(15.73)%	30.42%	27.85%		6.58	%(h)

Ratios to Average Net Assets(i)
Total expenses	0.47	%(j)	0.47%	0.47%	0.47%		0.47	%(j)

Net investment income (loss)	(0.01	)%(j)	0.62%	0.04%	1.12	%(d)	0.06	%(j)

Supplemental Data
Net assets, end of period (000)	$495,920		$539,889	$616,394	$109,489		$3,987

Portfolio turnover rate(k)		30%	44%	38%	29%		8	%(h)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Rounds to less than $0.01.

(d)	Includes a one-time special distribution from NortonLifeLock Inc. Excluding such special distribution, the net investment income would have been $0.08 per share and 0.26% of average net assets.

(e)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(f)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(g)	Where applicable, assumes the reinvestment of distributions.

(h)	Not annualized.

(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(j)	Annualized.

(k)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Exponential Technologies ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$52.01		$63.91	$47.25	$38.89	$37.73	$32.74

Net investment income(a)	0.15	(b)	0.44	0.52	0.44	0.55	0.47
Net realized and unrealized gain (loss)(c)	0.92		(11.84)	16.61	8.47	1.16	4.91

Net increase (decrease) from investment operations	1.07		(11.40)	17.13	8.91	1.71	5.38

Distributions from net investment income(d)		(0.15)	(0.50)	(0.47)	(0.55)	(0.55)	(0.39)

Net asset value, end of period	$52.93		$52.01	$63.91	$47.25	$38.89	$37.73

Total Return(e)
Based on net asset value	2.07	%(b)(f)	(17.91)%	36.33%	23.05%	4.67%	16.48%

Ratios to Average Net Assets(g)
Total expenses	0.46	%(h)(i)	0.46%	0.46%	0.47%	0.47%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	0.46	%(h)	0.46%	N/A	N/A	N/A	N/A

Net investment income	0.59	%(b)(h)	0.74%	0.91%	1.07%	1.47%	1.30%

Supplemental Data
Net assets, end of period (000)	$3,231,347		$3,159,642	$3,914,578	$2,657,627	$2,562,819	$2,346,884

Portfolio turnover rate(j)		45%	69%	23%	23%	21%	19%

(a)	Based on average shares outstanding.

(b)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2023:

• Net investment income per share by $0.01.

• Total return by 0.01%.

• Ratio of net investment income to average net assets by 0.02%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.47%.

(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Future Cloud 5G and Tech ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Period From 06/08/21 to 07/31/21	(a)

Net asset value, beginning of period	$22.47		$26.16	$25.07

Net investment income(b)	0.07		0.21	0.04
Net realized and unrealized gain (loss)(c)	0.90		(3.70)	1.05

Net increase (decrease) from investment operations	0.97		(3.49)	1.09

Distributions from net investment income(d)		(0.12)	(0.20)	—

Net asset value, end of period	$23.32		$22.47	$26.16

Total Return(e)
Based on net asset value	4.30	%(f)	(13.46)%	4.35	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.47	%(h)	0.47%	0.47	%(h)

Net investment income	0.70	%(h)	0.80%	1.09	%(h)

Supplemental Data
Net assets, end of period (000)	$7,461		$7,190	$8,370

Portfolio turnover rate(i)		40%	51%	0	%(f)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Genomics Immunology and Healthcare ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Period From 06/11/19(a) to 07/31/19

Net asset value, beginning of period	$31.64		$50.05	$37.28	$27.61	$24.46

Net investment income (loss)(b)	0.02		0.14	0.08	0.17		(0.01)
Net realized and unrealized gain (loss)(c)		(4.68)	(18.16)	12.78	9.82	3.16

Net increase (decrease) from investment operations		(4.66)	(18.02)	12.86	9.99	3.15

Distributions(d)
From net investment income	—		(0.39)	(0.09)	(0.08)	—
From net realized gain	—		—	—	(0.24)	—

Total distributions	—		(0.39)	(0.09)	(0.32)	—

Net asset value, end of period	$26.98		$31.64	$50.05	$37.28	$27.61

Total Return(e)
Based on net asset value	(14.73	)%(f)	(36.11)%	34.49%	36.42%	12.88	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.47	%(h)	0.47%	0.47%	0.47%	0.47	%(h)

Net investment income (loss)	0.15	%(h)	0.35%	0.16%	0.54%	(0.35	)%(h)

Supplemental Data
Net assets, end of period (000)	$165,922		$199,334	$327,818	$141,675	$24,851

Portfolio turnover rate(i)		29%	59%	52%	38%	19	%(f)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

iShares Neuroscience and Healthcare ETF

Period From 08/24/22 to 01/31/23 (unaudited	(a) )

Net asset value, beginning of period	$25.25

Net investment loss(b)	(0.02)
Net realized and unrealized gain(c)	1.65

Net increase from investment operations	1.63

Net asset value, end of period	$26.88

Total Return(d)
Based on net asset value	6.43	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.47	%(g)

Net investment loss	(0.17	)%(g)

Supplemental Data
Net assets, end of period (000)	$5,375

Portfolio turnover rate(h)	42%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Robotics and Artificial Intelligence Multisector ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Period From 06/26/18 to 07/31/18	(a)

Net asset value, beginning of period	$28.37		$43.34	$31.43	$24.99	$23.63	$23.80

Net investment income(b)	0.10		0.11	0.17	0.11	0.24	0.03
Net realized and unrealized gain (loss)(c)	1.39		(14.03)	12.00	6.44	1.30	(0.20)

Net increase (decrease) from investment operations	1.49		(13.92)	12.17	6.55	1.54	(0.17)

Distributions from net investment income(d)		(0.06)	(1.05)	(0.26)	(0.11)	(0.18)	—

Net asset value, end of period	$29.80		$28.37	$43.34	$31.43	$24.99	$23.63

Total Return(e)
Based on net asset value	5.24	%(f)	(32.79)%	38.79%	26.27%	6.60%	(0.71	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.47	%(h)	0.47%	0.47%	0.47%	0.47%	0.47	%(h)

Net investment income	0.75	%(h)	0.29%	0.42%	0.40%	1.02%	1.16	%(h)

Supplemental Data
Net assets, end of period (000)	$256,246		$261,007	$433,445	$157,172	$44,978	$9,454

Portfolio turnover rate(i)		22%	58%	42%	34%	35%	0	%(f)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Self-Driving EV and Tech ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20		Period From 04/16/19 to 07/31/19	(a)

Net asset value, beginning of period	$40.90		$49.91	$29.69	$24.08		$25.39

Net investment income(b)	0.42		0.54	0.50	0.37		0.17
Net realized and unrealized gain (loss)(c)	0.29		(8.71)	20.04	5.59		(1.30)

Net increase (decrease) from investment operations	0.71		(8.17)	20.54	5.96		(1.13)

Distributions from net investment income(d)		(0.33)	(0.84)	(0.32)		(0.35)	(0.18)

Net asset value, end of period	$41.28		$40.90	$49.91	$29.69		$24.08

Total Return(e)
Based on net asset value	1.83	%(f)	(16.54)%	69.28%	24.91	%(g)	(4.40	)%(f)

Ratios to Average Net Assets(h)
Total expenses	0.47	%(i)	0.47%	0.47%		0.47%	0.47	%(i)

Net investment income	2.21	%(i)	1.16%	1.10%		1.44%	2.43	%(i)

Supplemental Data
Net assets, end of period (000)	$458,204		$466,295	$429,185	$32,660		$26,493

Portfolio turnover rate(j)		74%	41%	24%		19%	2	%(f)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.

(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(i)	Annualized.

(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Virtual Work and Life Multisector ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Period From 09/29/20 to 07/31/21	(a)

Net asset value, beginning of period	$14.68		$28.22	$25.22

Net investment loss(b)		(0.01)	(0.02)	(0.04)
Net realized and unrealized gain (loss)(c)	0.65		(13.50)	3.09

Net increase (decrease) from investment operations	0.64		(13.52)	3.05

Distributions from net investment income(d)	(0.02	)(e)	(0.02)	(0.05)

Net asset value, end of period	$15.30		$14.68	$28.22

Total Return(f)
Based on net asset value	4.32	%(g)	(47.89)%	12.11	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.47	%(i)	0.47%	0.47	%(i)

Net investment loss	(0.19	)%(i)	(0.08)%	(0.16	)%(i)

Supplemental Data
Net assets, end of period (000)	$3,060		$4,405	$8,466

Portfolio turnover rate(j)		22%	46%	27	%(g)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

(f)	Where applicable, assumes the reinvestment of distributions.

(g)	Not annualized.

(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.

(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Cybersecurity and Tech	Non-diversified
Exponential Technologies	Diversified
Future Cloud 5G and Tech(a)	Non-diversified
Genomics Immunology and Healthcare	Non-diversified
Neuroscience and Healthcare(b)	Non-diversified
Robotics and Artificial Intelligence Multisector	Diversified
Self-Driving EV and Tech	Non-diversified
Virtual Work and Life Multisector	Non-diversified

(a)	Formerly the iShares Cloud 5G and Tech ETF.

(b)	The Fund commenced operations on August 24, 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Cybersecurity and Tech
Barclays Capital, Inc.	$764,367	$(764,367)	$—	$—
BofA Securities, Inc.	3,272,260	(3,272,260)	—	—
Goldman Sachs & Co. LLC	19,324,315	(19,324,315)	—	—
HSBC Bank PLC	1,146,550	(1,146,550)	—	—
J.P. Morgan Securities LLC	1,693,188	(1,692,046)	—	1,142	(b)
Virtu Americas LLC	2,490,648	(2,490,648)	—	—

	$28,691,328	$(28,690,186)	$—	$1,142

Exponential Technologies
Barclays Bank PLC	$20,075,486	$(19,949,574)	$—	$125,912	(b)
Barclays Capital, Inc.	3,311,924	(3,311,924)	—	—
BNP Paribas SA	17,127,618	(16,931,452)	—	196,166	(b)
BofA Securities, Inc.	26,479,484	(25,541,181)	—	938,303	(b)
Citadel Clearing LLC	5,052,330	(5,052,330)	—	—
Citigroup Global Markets, Inc.	36,431,915	(36,282,446)	—	149,469	(b)
Goldman Sachs & Co. LLC	42,344,935	(42,344,935)	—	—
J.P. Morgan Securities LLC	51,545,620	(51,545,620)	—	—
Jefferies LLC	5,804,211	(5,715,563)	—	88,648	(b)
National Financial Services LLC	96,889	(95,807)	—	1,082	(b)
Nomura Securities International, Inc.	90,309	(90,309)	—	—
Scotia Capital (USA), Inc.	6,487,331	(6,455,772)	—	31,559	(b)
State Street Bank & Trust Co.	2,219,023	(2,196,639)	—	22,384	(b)
Toronto-Dominion Bank	13,002,332	(13,002,332)	—	—
UBS AG	5,960,924	(5,735,951)	—	224,973	(b)
UBS Securities LLC	2,116,530	(2,116,530)	—	—
Wells Fargo Bank N.A.	146,480	(146,480)	—	—
Wells Fargo Securities LLC	263,142	(263,142)	—	—

	$238,556,483	$(236,777,987)	$—	$1,778,496

Future Cloud 5G and Tech
BNP Paribas SA	$7,970	$(7,970)	$—	$—
BofA Securities, Inc.	14,082	(14,082)	—	—
Citigroup Global Markets, Inc.	127,898	(127,891)	—	7	(b)

	$149,950	$(149,943)	$—	$7

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Genomics Immunology and Healthcare
Barclays Capital, Inc.	$945,416	$(945,416)	$—		$—
BNP Paribas SA	1,730,725	(1,730,725)	—		—
Citigroup Global Markets, Inc.	8,765,159	(8,631,361)	—		133,798	(b)
J.P. Morgan Securities LLC	10,210,768	(10,210,768)	—		—
Jefferies LLC	1,861,220	(1,861,220)	—		—
National Financial Services LLC	701,440	(701,440)	—		—
Scotia Capital (USA), Inc.	466,525	(466,525)	—		—
UBS AG	1,821,608	(1,821,608)	—		—

	$26,502,861	$(26,369,063)	$—		$133,798

Neuroscience and Healthcare
BofA Securities, Inc.	$97,580	$(94,331)	$—		$3,249	(b)
J.P. Morgan Securities LLC	238,916	(238,916)	—		—
Jefferies LLC	73,680	(73,680)	—		—
Scotia Capital (USA), Inc.	24,085	(24,085)	—		—
UBS AG	16,688	(16,581)	—		107	(b)
Wells Fargo Bank N.A.	193,579	(193,579)	—		—

	$644,528	$(641,172)	$—		$3,356

Robotics and Artificial Intelligence Multisector
Barclays Capital, Inc.	$1,569,663	$(1,569,663)	$—		$—
BMO Capital Markets Corp.	111,605	(111,605)	—		—
BNP Paribas SA	2,669,293	(2,669,293)	—		—
BofA Securities, Inc.	1,906,714	(1,884,187)	—		22,527	(b)
Citigroup Global Markets, Inc.	608,011	(608,011)	—		—
Goldman Sachs & Co. LLC	8,658,311	(8,658,311)	—		—
HSBC Bank PLC	338,690	(338,690)	—		—
ING Financial Markets LLC	20,100	(20,100)	—		—
J.P. Morgan Securities LLC	3,564,508	(3,564,508)	—		—
Jefferies LLC	2,069,440	(2,069,440)	—		—
Macquarie Bank Ltd.	290,922	(290,922)	—		—
RBC Capital Markets LLC	61,619	(61,270)	—		349	(b)
Scotia Capital (USA), Inc.	190,589	(189,508)	—		1,081	(b)
Toronto-Dominion Bank	2,092,379	(2,092,379)	—		—
UBS AG	618,825	(618,825)	—		—
UBS Securities LLC	185,776	(183,263)	—		2,513	(b)
Wells Fargo Bank N.A.	373,320	(373,320)	—		—

	$25,329,765	$(25,303,295)	$—		$26,470

Self-Driving EV and Tech
Barclays Capital, Inc.	$8,905,087	$(8,848,332)	$—		$56,755	(b)
BNP Paribas SA	1,144,218	(1,144,218)	—		—
Citigroup Global Markets, Inc.	8,056,065	(8,056,065)	—		—
ING Financial Markets LLC	481,185	(481,185)	—		—
J.P. Morgan Securities LLC	21,444,676	(21,444,676)	—		—
Jefferies LLC	1,547,154	(1,547,154)	—		—
National Financial Services LLC	4,414,116	(4,414,116)	—		—
Toronto-Dominion Bank	147,326	(147,326)	—		—
UBS AG	10,273,762	(10,273,762)	—		—
UBS Securities LLC	1,822,661	(1,789,841)	—		32,820	(b)

	$58,236,250	$(58,146,675)	$—		$89,575

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Virtual Work and Life Multisector
BMO Capital Markets Corp.	$17,145	$(17,145)	$—		$—
BNP Paribas SA	7,003	(6,813)	—		190	(b)
BofA Securities, Inc.	26,353	(25,633)	—		720	(b)
Citadel Clearing LLC	44,403	(43,597)	—		806	(b)
Citigroup Global Markets, Inc.	61,058	(58,859)	—		2,199	(b)
J.P. Morgan Securities LLC	75,986	(75,986)	—		—
Jefferies LLC	16,480	(16,480)	—		—
UBS Securities LLC	64,994	(64,603)	—		391	(b)

	$313,422	$(309,116)	$—		$4,306

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of January 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Cybersecurity and Tech	0.47%
Future Cloud 5G and Tech	0.47
Genomics Immunology and Healthcare	0.47
Neuroscience and Healthcare	0.47
Robotics and Artificial Intelligence Multisector	0.47
Self-Driving EV and Tech	0.47
Virtual Work and Life Multisector	0.47

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to the iShares Exponential Technologies ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Net Assets	Investment Advisory Fees

First $2 billion	0.4700%
Over $2 billion, up to and including $3 billion	0.4465
Over $3 billion, up to and including $4 billion	0.4242
Over $4 billion	0.4030

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of iShares Cybersecurity and Tech ETF and iShares Neuroscience and Healthcare ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares Exponential Technologies ETF, iShares Future Cloud 5G and Tech ETF, iShares Genomics Immunology and Healthcare ETF, iShares Robotics and Artificial Intelligence Multisector ETF, iShares Self-Driving EV and Tech ETF and iShares Virtual Work and Life Multisector ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Cybersecurity and Tech	$ 15,936
Exponential Technologies	138,797
Future Cloud 5G and Tech	75
Genomics Immunology and Healthcare	52,197
Neuroscience and Healthcare	1,361
Robotics and Artificial Intelligence Multisector	114,206
Self-Driving EV and Tech	217,744
Virtual Work and Life Multisector	371

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

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Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Cybersecurity and Tech	$7,189,979	$19,102,119	$(16,579,228)
Exponential Technologies	116,963,261	189,041,215	39,224,833
Future Cloud 5G and Tech	685,303	266,915	(36,116)
Genomics Immunology and Healthcare	2,234,020	19,009,406	(3,157,750)
Robotics and Artificial Intelligence Multisector	5,600,115	7,741,221	(2,941,090)
Self-Driving EV and Tech	20,265,257	98,014,214	(9,635,597)
Virtual Work and Life Multisector	83,048	125,117	(205,849)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Cybersecurity and Tech	$ 156,852,079	$ 158,008,819
Exponential Technologies	1,352,831,656	1,340,986,086
Future Cloud 5G and Tech	2,746,729	2,752,675
Genomics Immunology and Healthcare	50,728,547	52,042,698
Neuroscience and Healthcare	7,175,771	2,138,134
Robotics and Artificial Intelligence Multisector	50,740,990	52,302,651
Self-Driving EV and Tech	319,021,619	319,762,727
Virtual Work and Life Multisector	707,591	738,283

For the six months ended January 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Cybersecurity and Tech	$ 7,843,703	$ 14,100,383
Exponential Technologies	61,059,443	57,433,688
Genomics Immunology and Healthcare	9,492,905	10,553,409
Robotics and Artificial Intelligence Multisector	—	13,229,277
Self-Driving EV and Tech	13,753,786	22,227,783
Virtual Work and Life Multisector	—	1,213,273

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

As of July 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts

Cybersecurity and Tech	$ 28,376,912
Exponential Technologies	32,238,557
Future Cloud 5G and Tech	172,000
Genomics Immunology and Healthcare	22,819,061
Robotics and Artificial Intelligence Multisector	39,652,685
Self-Driving EV and Tech	10,665,311
Virtual Work and Life Multisector	674,237

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Cybersecurity and Tech	$ 600,289,047	$35,685,561	$ (101,986,261)	$ (66,300,700)
Exponential Technologies	3,190,565,315	514,402,849	(241,595,058)	272,807,791
Future Cloud 5G and Tech	8,383,245	451,637	(1,239,065)	(787,428)
Genomics Immunology and Healthcare	260,737,321	13,027,332	(80,697,960)	(67,670,628)
Neuroscience and Healthcare	5,687,389	637,157	(273,164)	363,993
Robotics and Artificial Intelligence Multisector	314,133,698	27,175,435	(62,003,580)	(34,828,145)
Self-Driving EV and Tech	511,331,424	41,123,946	(36,356,624)	4,767,322
Virtual Work and Life Multisector	5,762,313	123,194	(2,519,883)	(2,396,689)

9.	LINE OF CREDIT

The iShares Cybersecurity and Tech ETF, iShares Exponential Technologies ETF, iShares Future Cloud 5G and Tech ETF, iShares Genomics Immunology and Healthcare ETF, iShares Robotics and Artificial Intelligence Multisector ETF, iShares Self-Driving EV and Tech ETF and iShares Virtual Work and Life Multisector ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended January 31, 2023, the iShares Cybersecurity and Tech ETF, iShares Exponential Technologies ETF, iShares Future Cloud 5G and Tech ETF, iShares Genomics Immunology and Healthcare ETF and iShares Virtual Work and Life Multisector ETF did not borrow under the Syndicated Credit Agreement.

For the six months ended January 31, 2023, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

Robotics and Artificial Intelligence Multisector	$ 2,100,000	$ 45,652	0.02%
Self-Driving EV and Tech	860,000	18,696	0.02

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

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Notes to Financial Statements (unaudited) (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments. Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 01/31/23		Year Ended 07/31/22
iShares ETF	Shares	Amount	Shares	Amount

Cybersecurity and Tech
Shares sold	250,000	$8,177,172	4,600,000	$198,682,832
Shares redeemed	(450,000)	(14,925,707)	(3,950,000)	(164,023,960)

	(200,000)	$(6,748,535)	650,000	$34,658,872

Exponential Technologies
Shares sold	1,600,000	$77,653,975	3,700,000	$234,079,077
Shares redeemed	(1,300,000)	(63,440,656)	(4,200,000)	(223,718,708)

	300,000	$14,213,319	(500,000)	$10,360,369

Future Cloud 5G and Tech
Shares sold	—	$—	80,000	$2,360,993
Shares redeemed	—	—	(80,000)	(2,309,983)

	—	$—	—	$51,010

Genomics Immunology and Healthcare
Shares sold	300,000	$9,740,935	1,150,000	$54,981,603
Shares redeemed	(450,000)	(12,450,476)	(1,400,000)	(45,991,083)

	(150,000)	$(2,709,541)	(250,000)	$8,990,520

	Period Ended 01/31/23

iShares ETF	Shares	Amount

Neuroscience and Healthcare(a)
Shares sold	200,000	$5,050,047

(a)	The Fund commenced operations on August 24, 2022.

	Six Months Ended 01/31/23		Year Ended 07/31/22

iShares ETF	Shares	Amount	Shares	Amount

Robotics and Artificial Intelligence Multisector
Shares sold	—	$6,210	1,000,000	$39,951,403
Shares redeemed	(600,000)	(15,267,741)	(1,800,000)	(59,824,686)

	(600,000)	$(15,261,531)	(800,000)	$(19,873,283)

Self-Driving EV and Tech
Shares sold	400,000	$16,001,312	3,800,000	$206,676,608
Shares redeemed	(700,000)	(25,456,325)	(1,000,000)	(41,330,218)

	(300,000)	$(9,455,013)	2,800,000	$165,346,390

Virtual Work and Life Multisector
Shares sold	—	$(54)	100,000	$2,213,935
Shares redeemed	(100,000)	(1,240,115)	(100,000)	(2,762,507)

	(100,000)	$(1,240,169)	—	$(548,572)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

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Notes to Financial Statements (unaudited) (continued)

12.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares Exponential Technologies ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Board Review and Approval of Investment Advisory Contract

iShares Neuroscience and Healthcare ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA(or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	65

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Cybersecurity and Tech ETF, iShares Exponential Technologies ETF, iShares Future Cloud 5G and Tech ETF, iShares Genomics Immunology and Healthcare ETF, iShares Neuroscience and Healthcare ETF, iShares Robotics and Artificial Intelligence Multisector ETF, iShares Self-Driving EV and Tech ETF and iShares Virtual Work and Life Multisector ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Virtual Work and Life Multisector(a)	$—	$—	$0.020160	$0.020160	—%	—%	100%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	67

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	69

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC or Morningstar Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-701-0123

JANUARY 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares MSCI ACWI ETF | ACWI | NASDAQ

•  iShares MSCI ACWI Low Carbon Target ETF | CRBN | NYSE Arca

•  iShares MSCI All Country Asia ex Japan ETF | AAXJ | NASDAQ

•  iShares MSCI Europe Financials ETF | EUFN | NASDAQ

•  iShares MSCI Europe Small-Cap ETF | IEUS | NASDAQ

•  iShares MSCI Kokusai ETF | TOK | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(0.44)%	(8.22)%

U.S. small cap equities (Russell 2000® Index)	3.25	(3.38)

International equities (MSCI Europe, Australasia, Far East Index)	9.52	(2.83)

Emerging market equities (MSCI Emerging Markets Index)	4.92	(12.12)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.58	1.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(5.60)	(11.62)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.37)	(8.36)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.73	(3.25)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	1.46	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2023	iShares® MSCI ACWI ETF

Investment Objective

The iShares MSCI ACWI ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market equities, as represented by the MSCI ACWI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.51%	(8.12)%	5.67%	8.44%	(8.12)%	31.74%	124.77%
Fund Market	2.37	(8.07)	5.69	8.44	(8.07)	31.88	124.75
Index	2.45	(7.99)	5.53	8.24	(7.99)	30.88	120.73

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,025.10	$ 1.63		$ 1,000.00	$ 1,023.60	$ 1.63		0.32%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	20.6%
Financials	15.2
Health Care	12.5
Consumer Discretionary	11.2
Industrials	10.0
Consumer Staples	7.3
Communication Services	7.1
Energy	5.4
Materials	5.1
Utilities	3.0
Real Estate	2.6

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	59.5%
Japan	5.5
United Kingdom	4.0
China	3.8
Canada	3.2
France	3.1
Switzerland	2.7
Germany	2.1
Australia	2.1
Taiwan	1.6

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2023	iShares® MSCI ACWI Low Carbon Target ETF

Investment Objective

The iShares MSCI ACWI Low CarbonTarget ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization developed and emerging market equities with a lower carbon exposure than that of the broad market, as represented by the MSCI ACWI Low Carbon Target Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	2.44%	(8.52)%	5.80%	7.63%	(8.52)%	32.59%	82.08%
Fund Market	2.27	(8.72)	5.76	7.61	(8.72)	32.30	81.79
Index	2.30	(8.50)	5.55	7.35	(8.50)	31.01	78.13

The inception date of the Fund was December 8, 2014. The first day of secondary market trading was December 9, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,024.40	$ 1.02		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	20.3%
Financials	17.5
Health Care	12.4
Consumer Discretionary	10.7
Industrials	10.0
Communication Services	7.8
Consumer Staples	7.4
Materials	4.4
Energy	4.2
Real Estate	2.8
Utilities	2.5

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	58.8%
Japan	5.7
China	4.2
Canada	3.8
United Kingdom	3.7
France	2.9
Switzerland	2.6
Australia	1.9
Germany	1.8
Taiwan	1.6

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2023	iShares® MSCI All Country Asia ex Japan ETF

Investment Objective

The iShares MSCI All Country Asia ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities, excluding Japan, as represented by the MSCI AC Asia ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.15%	(11.84)%	(1.16)%	3.52%	(11.84)%	(5.65)%	41.31%
Fund Market	5.50	(11.72)	(1.07)	3.52	(11.72)	(5.25)	41.32
Index	5.10	(10.29)	(0.52)	4.21	(10.29)	(2.59)	51.11

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,051.50	$ 3.62		$ 1,000.00	$ 1,021.70	$ 3.57		0.70%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	22.2%
Financials	20.6
Consumer Discretionary	15.7
Communication Services	10.2
Industrials	6.7
Materials	5.4
Consumer Staples	5.2
Health Care	4.0
Real Estate	3.9
Energy	3.4
Utilities	2.7

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	37.6%
Taiwan	16.3
India	14.6
South Korea	13.3
Hong Kong	7.4
Singapore	3.8
Thailand	2.4
Indonesia	2.1
Malaysia	1.7
Philippines	0.8

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2023	iShares® MSCI Europe Financials ETF

Investment Objective

The iShares MSCI Europe Financials ETF (the “Fund”) seeks to track the investment results of an index composed of developed market European equities in the financials sector, as represented by the MSCI Europe Financials Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	25.22%	(0.34)%	(0.80)%	3.01%	(0.34)%	(3.93)%	34.54%
Fund Market	25.49	(0.20)	(0.77)	2.97	(0.20)	(3.78)	34.04
Index	25.40	(0.03)	(0.87)	3.11	(0.03)	(4.26)	35.81

Certain sectors and markets performed exceptionally well based on market conditions during the six-months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,252.20	$ 2.95		$ 1,000.00	$ 1,022.60	$ 2.65		0.52%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)

Banks	48.7%
Insurance	30.6
Capital Markets	15.4
Diversified Financial Services	5.3

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United Kingdom	25.1%
Switzerland	14.5
Germany	13.4
France	10.9
Sweden	9.1
Italy	7.2
Spain	6.9
Netherlands	5.2
Belgium	2.2
Finland	1.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2023	iShares® MSCI Europe Small-Cap ETF

Investment Objective

The iShares MSCI Europe Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities in Europe, as represented by the MSCI Europe Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.28%	(13.65)%	0.46%	6.42%	(13.65)%	2.31%	86.32%
Fund Market	5.37	(13.74)	0.48	6.38	(13.74)	2.43	85.57
Index	5.23	(13.49)	0.39	6.43	(13.49)	1.98	86.53

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,052.80	$ 2.22		$ 1,000.00	$ 1,023.00	$ 2.19		0.43%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	26.1%
Financials	15.4
Consumer Discretionary	9.8
Information Technology	9.1
Real Estate	8.8
Health Care	7.7
Materials	7.4
Communication Services	4.9
Consumer Staples	4.4
Energy	3.4
Utilities	3.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United Kingdom	29.4%
Sweden	11.2
Germany	9.5
Switzerland	9.2
France	7.2
Italy	6.5
Netherlands	4.5
Norway	4.5
Spain	4.2
Denmark	4.1

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2023	iShares® MSCI Kokusai ETF

Investment Objective

The iShares MSCI Kokusai ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding Japan, as represented by the MSCI Kokusai Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.17%	(7.22)%	7.27%	9.59%	(7.22)%	42.01%	149.83%
Fund Market	2.84	(6.84)	7.29	9.58	(6.84)	42.18	149.60
Index	1.96	(7.50)	7.00	9.33	(7.50)	40.28	144.01

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,021.70	$ 1.43		$ 1,000.00	$ 1,023.80	$ 1.43		0.28%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	21.2%
Financials	14.7
Health Care	13.8
Consumer Discretionary	10.2
Industrials	9.8
Consumer Staples	7.5
Communication Services	6.6
Energy	5.8
Materials	4.6
Utilities	3.1
Real Estate	2.7

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	71.6%
United Kingdom	4.8
Canada	3.8
France	3.7
Switzerland	3.2
Germany	2.6
Australia	2.5
Netherlands	1.5
Sweden	1.0
Hong Kong	0.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.1%
Ampol Ltd.	100,778	$2,185,459
APA Group	415,769	3,111,578
Aristocrat Leisure Ltd.	214,197	5,171,406
ASX Ltd.	72,287	3,537,373
Aurizon Holdings Ltd.	690,888	1,805,815
Australia & New Zealand Banking Group Ltd.	940,054	16,729,567
BHP Group Ltd.	1,621,813	56,799,348
BlueScope Steel Ltd.	158,701	2,164,123
Brambles Ltd.	539,257	4,585,599
Cochlear Ltd.	19,614	2,963,217
Coles Group Ltd.	456,502	5,741,711
Commonwealth Bank of Australia	544,725	42,522,356
Computershare Ltd.	167,279	2,817,288
CSL Ltd.	153,795	32,473,878
Dexus	422,313	2,448,595
Endeavour Group Ltd./Australia	428,628	2,012,648
Fortescue Metals Group Ltd.	546,501	8,632,285
Goodman Group	549,463	7,837,306
GPT Group (The)	849,451	2,753,526
IDP Education Ltd.(a)	71,534	1,591,878
IGO Ltd.	216,751	2,253,185
Insurance Australia Group Ltd.	503,431	1,748,301
James Hardie Industries PLC	144,264	3,237,071
Lendlease Corp. Ltd.	235,561	1,438,407
Lottery Corp. Ltd. (The)(b)	572,098	1,908,034
Macquarie Group Ltd.	114,530	15,279,325
Medibank Pvt Ltd.	1,101,895	2,295,559
Mineral Resources Ltd.	58,672	3,714,529
Mirvac Group	1,711,853	2,765,684
National Australia Bank Ltd.	1,027,220	23,178,325
Newcrest Mining Ltd.	275,894	4,383,706
Northern Star Resources Ltd.	436,214	3,886,894
Orica Ltd.	180,036	1,889,217
Origin Energy Ltd.	654,595	3,475,618
Pilbara Minerals Ltd.(b)	843,172	2,868,402
Qantas Airways Ltd.(b)	307,765	1,389,198
QBE Insurance Group Ltd.	528,271	5,154,295
Ramsay Health Care Ltd.	54,282	2,565,026
REA Group Ltd.	13,321	1,194,517
Reece Ltd.(a)	88,631	1,018,716
Rio Tinto Ltd.	93,517	8,391,959
Santos Ltd.	1,161,337	5,928,476
Scentre Group	1,825,846	3,961,732
SEEK Ltd.	149,645	2,591,693
Sonic Healthcare Ltd.	109,134	2,444,335
South32 Ltd.	1,689,146	5,420,349
Stockland	900,369	2,515,872
Suncorp Group Ltd.	408,862	3,634,514
Telstra Corp. Ltd.	1,406,401	4,064,756
Transurban Group	1,011,865	9,920,463
Treasury Wine Estates Ltd.	274,823	2,830,891
Vicinity Ltd.	1,477,810	2,162,096
Washington H Soul Pattinson & Co. Ltd.	67,452	1,373,790
Wesfarmers Ltd.	358,624	12,643,897
Westpac Banking Corp.	1,117,971	18,810,833
WiseTech Global Ltd.(a)	55,614	2,411,397
Woodside Energy Group Ltd.	609,545	15,783,480
Woolworths Group Ltd.	402,735	10,292,877

Security	Shares	Value

Australia (continued)
Xero Ltd.(a)(b)	49,059	$2,703,958

		411,416,333

Austria — 0.1%
Erste Group Bank AG	97,686	3,706,611
OMV AG	61,042	3,057,608
Verbund AG	20,185	1,718,614
voestalpine AG	44,859	1,490,511

		9,973,344

Belgium — 0.3%
Ageas SA/NV	62,017	3,027,792
Anheuser-Busch InBev SA/NV	275,106	16,605,875
Argenx SE(b)	18,004	6,857,479
D’ieteren Group	6,728	1,285,824
Elia Group SA/NV	9,522	1,337,063
Groupe Bruxelles Lambert NV	54,143	4,631,675
KBC Group NV	78,216	5,793,246
Sofina SA(a)	3,865	918,216
Solvay SA	15,592	1,816,959
UCB SA	42,120	3,458,246
Umicore SA	70,209	2,654,215
Warehouses De Pauw CVA	91,809	2,911,436

		51,298,026

Brazil — 0.5%
Ambev SA	1,502,406	4,042,879
Atacadao SA	94,443	306,047
B3 SA - Brasil, Bolsa, Balcao	2,111,207	5,389,997
Banco Bradesco SA	90,907	226,001
Banco BTG Pactual SA	428,261	1,823,967
Banco do Brasil SA	274,016	2,196,965
Banco Santander Brasil SA	29,400	167,667
BB Seguridade Participacoes SA	187,167	1,392,977
BRF SA(b)	228,846	358,847
CCR SA	563,771	1,306,059
Centrais Eletricas Brasileiras SA	431,652	3,456,583
Cia. de Saneamento Basico do Estado de Sao Paulo	110,000	1,206,115
Cia. Siderurgica Nacional SA	191,583	698,203
Cosan SA	360,842	1,187,097
Energisa SA	20,142	167,642
Engie Brasil Energia SA	54,547	422,832
Equatorial Energia SA	346,331	1,911,667
Hapvida Participacoes e Investimentos SA(b)(c)	1,434,118	1,454,939
Hypera SA	239,456	2,188,751
JBS SA	334,602	1,323,564
Klabin SA	258,411	984,510
Localiza Rent a Car SA	207,968	2,425,740
Localiza Rent a Car SA, NVS	908	10,591
Lojas Renner SA	277,063	1,180,559
Magazine Luiza SA(b)	796,400	695,005
MercadoLibre Inc.(b)	14,536	17,177,046
Natura & Co. Holding SA	347,441	995,857
Petro Rio SA(b)	233,380	1,935,524
Petroleo Brasileiro SA	899,584	5,220,681
Raia Drogasil SA	353,267	1,727,955
Rede D’Or Sao Luiz SA(c)	118,831	746,746
Rumo SA	482,148	1,745,736
Sendas Distribuidora SA	306,498	1,186,432
Suzano SA	241,829	2,208,536
Telefonica Brasil SA	208,453	1,717,295
Tim SA	335,031	778,129

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
TOTVS SA	231,716	$1,372,594
Ultrapar Participacoes SA	234,821	610,147
Vale SA	1,256,174	23,387,311
Vibra Energia SA	369,840	1,199,213
WEG SA	517,752	3,900,250

		102,434,656

Canada — 3.2%
Agnico Eagle Mines Ltd.	143,103	8,081,440
Air Canada(b)	52,213	886,077
Algonquin Power & Utilities Corp.	185,076	1,349,244
Alimentation Couche-Tard Inc.	287,648	13,135,540
AltaGas Ltd.	71,908	1,344,610
ARC Resources Ltd.	198,791	2,309,803
Bank of Montreal	216,901	21,827,849
Bank of Nova Scotia (The)	387,155	20,958,833
Barrick Gold Corp.	565,345	11,055,787
BCE Inc.	63,357	2,995,119
Brookfield Asset Management Ltd.(a)(b)	115,588	3,773,735
Brookfield Corp.	462,378	17,201,692
Brookfield Renewable Corp., Class A	39,332	1,238,889
BRP Inc.	9,025	753,106
CAE Inc.(b)	86,823	1,960,867
Cameco Corp.	146,345	4,094,866
Canadian Apartment Properties REIT	35,254	1,303,594
Canadian Imperial Bank of Commerce	296,300	13,526,182
Canadian National Railway Co.	191,456	22,789,674
Canadian Natural Resources Ltd.	386,205	23,705,507
Canadian Pacific Railway Ltd.	309,864	24,457,493
Canadian Tire Corp. Ltd., Class A, NVS	21,618	2,570,341
Canadian Utilities Ltd., Class A, NVS	108,309	3,010,234
CCL Industries Inc., Class B, NVS	71,584	3,347,993
Cenovus Energy Inc.(a)	453,228	9,054,000
CGI Inc.(b)	53,719	4,604,197
Constellation Software Inc./Canada	7,231	12,775,482
Descartes Systems Group Inc. (The)(b)	20,473	1,494,065
Dollarama Inc.	105,674	6,319,552
Element Fleet Management Corp.	103,573	1,463,434
Emera Inc.	39,917	1,589,420
Empire Co. Ltd., Class A, NVS	33,415	961,603
Enbridge Inc.	670,391	27,449,477
Fairfax Financial Holdings Ltd.	9,044	5,987,440
First Quantum Minerals Ltd.	209,974	4,871,592
FirstService Corp.	11,505	1,644,189
Fortis Inc.	127,982	5,258,559
Franco-Nevada Corp.	64,238	9,422,668
George Weston Ltd.	15,637	2,011,638
GFL Environmental Inc.	59,976	1,850,825
Gildan Activewear Inc.	75,911	2,380,224
Great-West Lifeco Inc.	50,422	1,337,336
Hydro One Ltd.(c)	58,036	1,586,825
iA Financial Corp. Inc.	21,307	1,315,203
Imperial Oil Ltd.	100,589	5,497,600
Intact Financial Corp.	50,796	7,369,247
Ivanhoe Mines Ltd., Class A(a)(b)	194,148	1,823,945
Keyera Corp.	58,279	1,329,351
Kinross Gold Corp.	513,973	2,391,111
Loblaw Companies Ltd.	40,839	3,658,644
Lundin Mining Corp.	142,943	1,081,835
Magna International Inc.	97,730	6,344,683
Manulife Financial Corp.	640,747	12,679,620

Security	Shares	Value

Canada (continued)
Metro Inc.	55,150	$2,993,449
National Bank of Canada	95,162	7,148,504
Northland Power Inc.	73,204	1,966,338
Nutrien Ltd.	179,067	14,822,772
Nuvei Corp.(b)(c)	23,668	835,509
Onex Corp.	17,206	889,299
Open Text Corp.	116,650	3,912,735
Pan American Silver Corp.	76,897	1,401,490
Parkland Corp.	55,499	1,303,896
Pembina Pipeline Corp.	198,881	7,056,610
Power Corp. of Canada	218,294	5,921,033
Quebecor Inc., Class B	33,521	795,102
Restaurant Brands International Inc.	94,370	6,314,502
RioCan REIT	23,214	402,675
Ritchie Bros Auctioneers Inc.	36,730	2,221,108
Rogers Communications Inc., Class B, NVS	127,616	6,204,561
Royal Bank of Canada	453,046	46,361,838
Saputo Inc.	124,873	3,442,442
Shaw Communications Inc., Class B, NVS	158,524	4,718,012
Shopify Inc., Class A(b)	383,092	18,878,917
Sun Life Financial Inc.	194,913	9,794,358
Suncor Energy Inc.	463,393	16,083,190
TC Energy Corp.	312,501	13,464,870
Teck Resources Ltd., Class B	164,241	7,105,116
TELUS Corp.	199,018	4,288,336
TFI International Inc.	26,161	2,913,681
Thomson Reuters Corp.	64,560	7,679,950
TMX Group Ltd.	18,367	1,810,265
Toromont Industries Ltd.	14,864	1,187,400
Toronto-Dominion Bank (The)	586,044	40,548,052
Tourmaline Oil Corp.	102,094	4,758,069
Waste Connections Inc.(a)	86,354	11,476,447
West Fraser Timber Co. Ltd.	21,572	1,875,664
Wheaton Precious Metals Corp.	157,834	7,217,031
WSP Global Inc.	28,586	3,645,464

		624,670,925

Chile — 0.0%
Banco de Chile	12,857,790	1,405,038
Banco de Credito e Inversiones SA	34,569	1,042,079
Banco Santander Chile	23,731,034	997,642
Cia. Cervecerias Unidas SA	126,826	975,851
Cia. Sud Americana de Vapores SA	3,941,947	342,647
Empresas CMPC SA	411,029	706,770
Empresas COPEC SA	167,965	1,266,876
Enel Americas SA	10,346,594	1,369,747
Enel Chile SA	9,195,982	433,183
Falabella SA	218,063	506,964

		9,046,797

China — 3.8%
360 DigiTech Inc.	34,067	822,037
3SBio Inc.(c)	696,000	758,099
AAC Technologies Holdings Inc.(b)	220,500	587,587
Agricultural Bank of China Ltd., Class A	6,261,100	2,699,264
Agricultural Bank of China Ltd., Class H	8,868,000	3,191,886
Aier Eye Hospital Group Co. Ltd., Class A	342,302	1,672,348
Air China Ltd., Class H(b)	862,000	769,233
Alibaba Group Holding Ltd.(b)	4,850,476	66,687,542
Alibaba Health Information Technology Ltd.(a)(b)	1,652,000	1,475,425
Aluminum Corp. of China Ltd., Class H	1,516,000	810,141

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Anhui Conch Cement Co. Ltd., Class A	474,792	$2,073,488
Anhui Conch Cement Co. Ltd., Class H	327,000	1,241,430
ANTA Sports Products Ltd.	357,400	5,421,260
Autohome Inc., ADR	24,127	841,067
AviChina Industry & Technology Co. Ltd., Class H	1,088,000	565,882
Baidu Inc.(b)	716,960	12,052,124
Bank of China Ltd., Class H	25,950,000	9,878,246
Bank of Communications Co. Ltd., Class A	4,697,400	3,376,757
Bank of Communications Co. Ltd., Class H	736,000	454,921
Bank of Ningbo Co. Ltd., Class A	456,915	2,226,780
Bank of Shanghai Co. Ltd., Class A	3,031,251	2,691,717
BeiGene Ltd.(b)	209,534	4,118,499
Beijing Capital International Airport Co. Ltd., Class H(b)	552,000	419,827
Beijing Enterprises Holdings Ltd.	82,000	278,456
Beijing Enterprises Water Group Ltd.	1,340,000	342,418
Beijing Kingsoft Office Software Inc., Class A	17,200	718,226
Bilibili Inc.(b)	66,408	1,657,326
BOC Aviation Ltd.(a)(c)	70,100	583,789
Bosideng International Holdings Ltd.	1,128,000	628,608
BYD Co. Ltd., Class A	65,700	2,807,151
BYD Co. Ltd., Class H	237,500	7,521,041
BYD Electronic International Co. Ltd.(a)	268,500	930,662
CGN Power Co. Ltd., Class H(c)	5,503,000	1,285,825
China Cinda Asset Management Co. Ltd., Class H	554,000	78,656
China CITIC Bank Corp. Ltd., Class H	2,139,000	1,031,961
China Coal Energy Co. Ltd., Class H	695,000	557,722
China Communications Services Corp. Ltd., Class H	582,000	221,474
China Conch Venture Holdings Ltd.	585,500	1,242,481
China Construction Bank Corp., Class H	31,345,260	20,289,497
China Everbright Bank Co. Ltd., Class A	6,009,000	2,735,044
China Everbright Environment Group Ltd.	1,206,000	536,289
China Evergrande Group(a)(b)(d)	740,000	100,714
China Feihe Ltd.(c)	1,317,000	1,263,580
China Galaxy Securities Co. Ltd., Class H	1,924,500	1,037,409
China Gas Holdings Ltd.	933,400	1,453,134
China Hongqiao Group Ltd.	680,500	791,506
China International Capital Corp. Ltd., Class H(a)(c)	828,400	1,851,164
China Jinmao Holdings Group Ltd.	1,386,000	318,357
China Lesso Group Holdings Ltd.	391,000	444,451
China Life Insurance Co. Ltd., Class H	2,377,000	4,375,515
China Literature Ltd.(b)(c)	121,000	634,391
China Longyuan Power Group Corp. Ltd., Class H	1,059,000	1,461,887
China Medical System Holdings Ltd.	460,000	794,059
China Meidong Auto Holdings Ltd.(a)	214,000	530,964
China Mengniu Dairy Co. Ltd.	1,081,000	5,214,606
China Merchants Bank Co. Ltd., Class A	769,400	4,717,456
China Merchants Bank Co. Ltd., Class H	1,096,288	7,110,663
China Merchants Port Holdings Co. Ltd.	444,000	622,410
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	884,222	1,948,074
China Minsheng Banking Corp. Ltd., Class A	4,642,400	2,401,568
China Minsheng Banking Corp. Ltd., Class H	13,500	5,047
China National Building Material Co. Ltd., Class H	1,060,000	972,610
China Oilfield Services Ltd., Class H	670,000	812,062
China Overseas Land & Investment Ltd.	1,217,000	3,286,229
China Overseas Property Holdings Ltd.	515,000	673,635
China Pacific Insurance Group Co. Ltd., Class A	734,097	2,815,456
China Pacific Insurance Group Co. Ltd., Class H	461,400	1,268,604
China Petroleum & Chemical Corp., Class H	8,111,200	4,379,799

Security	Shares	Value

China (continued)
China Power International Development Ltd.	2,104,000	$904,525
China Railway Group Ltd., Class H	1,507,000	822,120
China Resources Beer Holdings Co. Ltd.	474,000	3,568,403
China Resources Cement Holdings Ltd.(a)	506,000	292,632
China Resources Gas Group Ltd.	284,000	1,194,287
China Resources Land Ltd.	866,000	4,150,351
China Resources Mixc Lifestyle Services Ltd.(c)	218,200	1,257,193
China Resources Power Holdings Co. Ltd.	612,000	1,274,766
China Ruyi Holdings Ltd.(b)	1,608,000	429,951
China Shenhua Energy Co. Ltd., Class A	380,500	1,603,348
China Shenhua Energy Co. Ltd., Class H	750,000	2,334,465
China Southern Airlines Co. Ltd., Class H(a)(b)	768,000	510,157
China State Construction Engineering Corp. Ltd., Class A	3,033,277	2,493,456
China State Construction International Holdings Ltd.	686,000	821,651
China Taiping Insurance Holdings Co. Ltd.	770,800	1,067,582
China Tourism Group Duty Free Corp. Ltd., Class A	48,592	1,539,035
China Tower Corp. Ltd., Class H(c)	13,654,000	1,551,379
China Traditional Chinese Medicine Holdings Co. Ltd.	1,174,000	562,477
China Vanke Co. Ltd., Class A	788,496	2,138,919
China Vanke Co. Ltd., Class H	2,500	5,054
China Yangtze Power Co. Ltd., Class A	1,118,610	3,446,286
Chinasoft International Ltd.	930,000	817,630
Chongqing Zhifei Biological Products Co. Ltd., Class A	58,100	845,249
CITIC Ltd.	1,441,000	1,686,219
CITIC Securities Co. Ltd., Class A	595,023	1,894,457
CITIC Securities Co. Ltd., Class H	628,525	1,437,948
CMOC Group Ltd., Class H	1,476,000	854,314
Contemporary Amperex Technology Co. Ltd., Class A	49,000	3,399,869
COSCO SHIPPING Holdings Co. Ltd., Class H	1,371,800	1,422,941
COSCO SHIPPING Ports Ltd.(a)	542,000	410,026
Country Garden Holdings Co. Ltd.(a)	3,232,866	1,213,072
Country Garden Services Holdings Co. Ltd.	655,000	1,770,767
CRRC Corp. Ltd., Class A	445,400	353,446
CSPC Pharmaceutical Group Ltd.	3,045,120	3,472,054
Dali Foods Group Co. Ltd.(a)(c)	1,218,000	543,142
Daqo New Energy Corp., ADR(a)(b)	23,415	1,065,617
Dongfeng Motor Group Co. Ltd., Class H	670,000	399,465
Dongyue Group Ltd.	508,000	608,163
East Money Information Co. Ltd., Class A	389,000	1,303,870
ENN Energy Holdings Ltd.	248,200	3,739,560
Eve Energy Co. Ltd., Class A	110,700	1,454,591
Far East Horizon Ltd.(a)	462,000	417,313
Flat Glass Group Co. Ltd., Class H	262,000	820,276
Foshan Haitian Flavouring & Food Co. Ltd., Class A	124,001	1,461,368
Fosun International Ltd.	744,000	690,763
Fuyao Glass Industry Group Co. Ltd., Class H(c)	237,200	1,167,393
Ganfeng Lithium Co. Ltd., Class H(a)(c)	134,840	1,231,518
Ganfeng Lithium Group Co. Ltd., Class A	29,500	347,018
GCL-Poly Energy Holdings Ltd.(a)(b)	6,388,000	1,769,023
GDS Holdings Ltd., Class A(a)(b)	327,988	956,448
Geely Automobile Holdings Ltd.(a)	1,865,000	3,025,588
Genscript Biotech Corp.(b)	464,000	1,572,272
GF Securities Co. Ltd., Class H	566,800	928,174
Great Wall Motor Co. Ltd., Class H	1,149,000	1,622,332
Greentown China Holdings Ltd.	259,000	381,862
Greentown Service Group Co. Ltd.	488,000	356,268
Guangdong Investment Ltd.	1,022,000	1,110,320
Guangzhou Automobile Group Co. Ltd., Class H	1,068,000	768,353

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
H World Group Ltd., ADR	73,976	$3,512,380
Haidilao International Holding Ltd.(a)(b)(c)	398,000	1,085,231
Haier Smart Home Co. Ltd., Class H	878,200	3,238,905
Haitian International Holdings Ltd.	196,000	601,515
Haitong Securities Co. Ltd., Class H	892,800	615,876
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	65,100	853,960
Hansoh Pharmaceutical Group Co. Ltd.(c)	480,000	982,421
Hengan International Group Co. Ltd.	226,500	1,114,234
Hua Hong Semiconductor Ltd.(b)(c)	182,000	703,758
Huaneng Power International Inc., Class H(b)	1,992,000	972,573
Huatai Securities Co. Ltd., Class H(c)	645,400	835,676
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	143,800	1,141,286
Industrial & Commercial Bank of China Ltd., Class A	4,547,291	2,911,007
Industrial & Commercial Bank of China Ltd., Class H	17,803,260	9,523,297
Industrial Bank Co. Ltd., Class A	992,000	2,596,812
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	424,300	2,050,682
Inner Mongolia Yitai Coal Co. Ltd., Class B	515,400	774,630
Innovent Biologics Inc.(b)(c)	402,000	2,189,473
iQIYI Inc., ADR(a)(b)	110,496	740,323
JD Health International Inc.(b)(c)	397,700	3,302,633
JD.com Inc., Class A	694,576	20,624,290
Jiangsu Expressway Co. Ltd., Class H	524,000	516,077
Jiangsu Hengrui Medicine Co. Ltd., Class A	286,918	1,797,847
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	58,600	1,529,137
Jiangxi Copper Co. Ltd., Class H	375,000	645,770
Jiumaojiu International Holdings Ltd.(c)	307,000	786,589
JOYY Inc., ADR	20,970	748,210
Kanzhun Ltd., ADR(a)(b)	59,009	1,433,329
KE Holdings Inc., ADR(b)	212,202	3,891,785
Kingboard Holdings Ltd.	282,000	1,151,924
Kingboard Laminates Holdings Ltd.(a)	494,000	602,343
Kingdee International Software Group Co. Ltd.(a)(b)	864,000	1,885,689
Kingsoft Corp. Ltd.	335,800	1,236,429
Koolearn Technology Holding Ltd.(a)(b)(c)	129,500	1,051,833
Kuaishou Technology(b)(c)	562,900	4,952,849
Kunlun Energy Co. Ltd.	1,192,000	940,077
Kweichow Moutai Co. Ltd., Class A	23,232	6,371,307
Legend Biotech Corp., ADR(a)(b)	26,843	1,355,572
Lenovo Group Ltd.	2,474,000	1,984,318
Li Auto Inc.(b)	345,676	4,229,771
Li Ning Co. Ltd.	724,000	7,157,221
Longfor Group Holdings Ltd.(c)	555,000	1,833,782
LONGi Green Energy Technology Co. Ltd., Class A	237,020	1,699,540
Lufax Holding Ltd., ADR	261,768	798,392
Luxshare Precision Industry Co. Ltd., Class A	290,540	1,407,408
Luzhou Laojiao Co. Ltd., Class A	35,100	1,237,443
Meituan, Class B(b)(c)	1,630,720	36,456,175
Microport Scientific Corp.(a)(b)	300,200	941,975
Minth Group Ltd.	244,000	716,140
Muyuan Foods Co. Ltd., Class A	177,012	1,311,211
NAURA Technology Group Co. Ltd., Class A	12,900	450,427
NetEase Inc.	662,290	11,750,424
New China Life Insurance Co. Ltd., Class H	231,500	620,874
New Oriental Education & Technology Group Inc.(b)	492,430	2,090,276
Nine Dragons Paper Holdings Ltd.(a)	456,000	408,783
NIO Inc., ADR(a)(b)	423,859	5,115,978
Nongfu Spring Co. Ltd., Class H(a)(c)	563,600	3,190,430
Orient Overseas International Ltd.(a)	40,000	664,913

Security	Shares	Value

China (continued)
People’s Insurance Co. Group of China Ltd. (The), Class H	2,442,000	$823,258
PetroChina Co. Ltd., Class H	6,712,000	3,590,584
Pharmaron Beijing Co. Ltd., Class H(c)	109,800	804,825
PICC Property & Casualty Co. Ltd., Class H	1,996,000	1,876,543
Pinduoduo Inc., ADR(a)(b)	165,395	16,205,402
Ping An Bank Co. Ltd., Class A	1,025,100	2,285,564
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	211,200	559,257
Ping An Insurance Group Co. of China Ltd., Class A	615,800	4,669,517
Ping An Insurance Group Co. of China Ltd., Class H	1,857,000	14,424,622
Poly Developments and Holdings Group Co. Ltd., Class A	873,599	2,036,232
Pop Mart International Group Ltd.(a)(c)	153,600	498,053
Postal Savings Bank of China Co. Ltd., Class A	3,036,700	2,169,270
Postal Savings Bank of China Co. Ltd., Class H(c)	1,333,000	907,116
Rongsheng Petrochemical Co. Ltd., Class A	188,700	371,054
SAIC Motor Corp. Ltd., Class A	707,313	1,578,333
Sany Heavy Equipment International Holdings Co. Ltd.(a)	707,000	714,212
Sany Heavy Industry Co. Ltd., Class A	158,800	413,226
SF Holding Co. Ltd., Class A	246,800	2,154,747
Shaanxi Coal Industry Co. Ltd., Class A	591,100	1,714,616
Shandong Gold Mining Co. Ltd., Class H(a)(c)	312,500	602,681
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(a)	904,800	1,504,121
Shanghai Baosight Software Co. Ltd., Class B	301,677	945,552
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	256,000	825,455
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	169,000	704,450
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	346,100	277,362
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	419,200	739,131
Shanghai Pudong Development Bank Co. Ltd., Class A	3,123,865	3,414,338
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	32,100	1,390,113
Shenzhen International Holdings Ltd.	296,500	289,279
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	31,800	1,572,641
Shenzhou International Group Holdings Ltd.	225,700	2,842,379
Shimao Group Holdings Ltd.(a)(b)(d)	279,000	64,398
Sino Biopharmaceutical Ltd.	3,519,000	2,047,662
Sinopharm Group Co. Ltd., Class H	450,800	1,104,907
Smoore International Holdings Ltd.(a)(c)	536,000	808,002
Sunac China Holdings Ltd.(b)(d)	673,000	138,080
Sungrow Power Supply Co. Ltd., Class A	85,000	1,646,171
Sunny Optical Technology Group Co. Ltd.	239,200	3,228,516
TAL Education Group, ADR(b)	134,530	983,414
Tencent Holdings Ltd.	2,010,600	97,974,346
Tencent Music Entertainment Group, ADR(a)(b)	229,292	1,923,760
Tingyi Cayman Islands Holding Corp.	750,000	1,247,709
Tongcheng Travel Holdings Ltd.(b)	516,800	1,170,970
Tongwei Co. Ltd., Class A	221,000	1,386,615
Topsports International Holdings Ltd.(c)	512,000	482,439
TravelSky Technology Ltd., Class H	444,000	922,878
Trip.com Group Ltd., ADR(a)(b)	175,381	6,447,006
Tsingtao Brewery Co. Ltd., Class H	228,000	2,201,303
Uni-President China Holdings Ltd.	586,000	563,756
Vinda International Holdings Ltd.	204,000	562,988

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Vipshop Holdings Ltd., ADR(b)	137,835	$2,132,307
Wanhua Chemical Group Co. Ltd., Class A	156,053	2,239,513
Want Want China Holdings Ltd.	1,672,000	1,088,974
Weibo Corp., ADR(b)	20,779	472,722
Weichai Power Co. Ltd., Class H(a)	649,000	980,046
Wens Foodstuffs Group Co. Ltd., Class A	745,116	2,226,448
Wuliangye Yibin Co. Ltd., Class A	108,600	3,380,221
WuXi AppTec Co. Ltd., Class A	144,259	2,004,382
WuXi AppTec Co. Ltd., Class H(c)	57,212	743,414
Wuxi Biologics Cayman Inc., New(b)(c)	1,173,500	9,799,195
Xiaomi Corp., Class B(b)(c)	4,850,800	8,024,431
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	319,600	326,531
Xinyi Solar Holdings Ltd.(a)	1,544,000	2,008,687
XPeng Inc.(b)	267,334	1,406,981
Xtep International Holdings Ltd.	442,500	590,011
Yadea Group Holdings Ltd.(a)(c)	446,000	1,016,816
Yankuang Energy Group Co. Ltd., Class H	576,000	1,852,445
Yihai International Holding Ltd.(a)	194,000	690,341
Yuexiu Property Co. Ltd.	399,000	580,428
Yum China Holdings Inc.	146,446	9,022,538
Zai Lab Ltd., ADR(a)(b)	34,306	1,445,655
Zhaojin Mining Industry Co. Ltd., Class H(b)	478,000	550,087
Zhejiang Expressway Co. Ltd., Class H	528,000	455,943
ZhongAn Online P&C Insurance Co. Ltd., Class H(b)(c)	208,900	696,251
Zhongsheng Group Holdings Ltd.	187,000	1,058,081
Zhuzhou CRRC Times Electric Co. Ltd.	216,100	1,151,239
Zijin Mining Group Co. Ltd., Class H	2,066,000	3,417,269
ZTE Corp., Class H	243,600	588,301
ZTO Express Cayman Inc., ADR	130,624	3,724,090

		735,669,672

Colombia — 0.0%
Interconexion Electrica SA ESP	26,649	108,673

Czech Republic — 0.0%
CEZ AS	79,432	3,225,082
Komercni Banka AS	48,322	1,630,935

		4,856,017

Denmark — 0.7%
AP Moller - Maersk A/S, Class A	2,214	4,717,922
AP Moller - Maersk A/S, Class B, NVS	437	950,602
Carlsberg A/S, Class B	34,456	4,891,429
Chr Hansen Holding A/S	37,200	2,746,659
Coloplast A/S, Class B	32,098	3,875,334
Danske Bank A/S	222,090	4,626,927
Demant A/S(b)	24,815	702,431
DSV A/S	64,617	10,689,592
Genmab A/S(b)	22,573	8,846,279
Novo Nordisk A/S, Class B	538,550	74,529,809
Novozymes A/S, Class B	71,692	3,730,604
Orsted A/S(c)	53,689	4,781,112
Pandora A/S	37,014	3,082,189
Tryg A/S	135,373	3,106,553
Vestas Wind Systems A/S	336,847	9,856,680

		141,134,122

Egypt — 0.0%
Commercial International Bank Egypt SAE	636,678	1,047,227

Finland — 0.2%
Elisa OYJ	32,204	1,834,762

Security	Shares	Value

Finland (continued)
Fortum OYJ	154,746	$2,326,180
Kesko OYJ, Class B	92,662	2,158,420
Kone OYJ, Class B	88,084	4,803,756
Neste OYJ	143,082	6,839,646
Nokia OYJ	1,790,270	8,488,594
Orion OYJ, Class B	27,418	1,468,909
Sampo OYJ, Class A	161,918	8,500,610
Stora Enso OYJ, Class R	215,120	3,075,220
UPM-Kymmene OYJ	180,785	6,552,772
Wartsila OYJ Abp	187,010	1,778,653

		47,827,522

France — 3.1%
Accor SA(b)	76,675	2,488,714
Aeroports de Paris(b)	5,652	876,837
Air Liquide SA	174,697	27,816,333
Airbus SE	192,904	24,183,572
Alstom SA	99,433	2,956,657
Amundi SA(c)	12,544	821,255
ArcelorMittal SA	168,623	5,231,178
Arkema SA	28,719	2,906,011
AXA SA	589,379	18,388,048
BioMerieux	10,445	1,064,825
BNP Paribas SA	358,905	24,650,271
Bollore SE	77,745	435,012
Bouygues SA	88,029	2,900,022
Bureau Veritas SA	123,256	3,524,070
Capgemini SE	58,015	11,010,410
Carrefour SA	212,370	4,039,483
Cie. de Saint-Gobain	171,977	9,876,839
Cie. Generale des Etablissements Michelin SCA	251,624	7,956,302
Covivio	9,045	620,888
Credit Agricole SA	375,161	4,517,402
Danone SA	203,022	11,133,575
Dassault Systemes SE	174,229	6,479,732
Edenred	98,590	5,370,145
Eiffage SA	30,009	3,205,278
Electricite de France SA	147,922	1,942,963
Engie SA	612,498	8,697,388
EssilorLuxottica SA	96,754	17,752,359
Eurazeo SE	3,235	226,926
Eurofins Scientific SE	31,663	2,271,180
Euronext NV(c)	17,934	1,453,226
Gecina SA	5,927	702,051
Getlink SE	217,663	3,681,501
Hermes International	10,433	19,525,454
Ipsen SA	10,773	1,131,542
Kering SA	24,972	15,581,447
Klepierre SA	40,707	1,033,158
La Francaise des Jeux SAEM(c)	31,479	1,346,923
Legrand SA	95,733	8,535,943
L’Oreal SA	80,154	33,096,516
LVMH Moet Hennessy Louis Vuitton SE	89,449	78,086,796
Orange SA	634,458	6,714,311
Pernod Ricard SA	72,007	14,907,607
Publicis Groupe SA	91,066	6,423,762
Remy Cointreau SA	4,015	755,981
Renault SA(b)	72,879	2,963,220
Safran SA	109,783	15,786,302
Sanofi	371,259	36,355,324
Sartorius Stedim Biotech	7,802	2,721,558

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Schneider Electric SE	186,394	$30,236,004
SEB SA	5,107	534,070
Societe Generale SA	251,823	7,495,907
Sodexo SA	15,854	1,571,652
Teleperformance	15,850	4,406,091
Thales SA	26,854	3,551,692
TotalEnergies SE	816,553	50,479,924
Ubisoft Entertainment SA(b)	34,617	716,799
Unibail-Rodamco-Westfield(a)(b)	41,889	2,710,858
Valeo	84,260	1,841,482
Veolia Environnement SA	238,297	7,073,240
Vinci SA	170,836	19,302,682
Vivendi SE	256,218	2,751,723
Wendel SE	17,652	1,869,136
Worldline SA/France(b)(c)	81,847	3,713,061

		602,400,618

Germany — 2.0%
adidas AG	56,122	9,036,551
Allianz SE, Registered	127,939	30,591,983
Aroundtown SA(a)	279,398	777,900
BASF SE	295,343	16,933,615
Bayer AG, Registered	319,231	19,870,513
Bayerische Motoren Werke AG	114,883	11,702,515
Bechtle AG	28,811	1,214,117
Beiersdorf AG	30,327	3,687,084
Brenntag SE	33,976	2,536,241
Carl Zeiss Meditec AG, Bearer	12,224	1,764,146
Commerzbank AG(b)	358,327	4,096,191
Continental AG	36,111	2,535,541
Covestro AG(c)	71,072	3,272,475
Daimler Truck Holding AG(b)	146,631	4,927,332
Delivery Hero SE(a)(b)(c)	53,862	3,256,328
Deutsche Bank AG, Registered	673,723	8,991,320
Deutsche Boerse AG	63,322	11,330,983
Deutsche Lufthansa AG, Registered(b)	138,276	1,464,994
Deutsche Post AG, Registered	320,020	13,779,003
Deutsche Telekom AG, Registered	1,061,426	23,647,297
E.ON SE	751,583	8,194,442
Evonik Industries AG	44,116	980,634
Fresenius Medical Care AG & Co. KGaA(a)	67,133	2,521,157
Fresenius SE & Co. KGaA	135,918	3,939,020
GEA Group AG	65,900	2,973,402
Hannover Rueck SE	12,410	2,520,080
HeidelbergCement AG	46,768	3,209,099
HelloFresh SE(a)(b)	58,433	1,420,581
Henkel AG & Co. KGaA	37,850	2,529,071
Infineon Technologies AG	430,021	15,485,252
Knorr-Bremse AG	14,044	923,084
LEG Immobilien SE	19,241	1,504,148
Mercedes-Benz Group AG	260,588	19,390,881
Merck KGaA	45,542	9,505,899
MTU Aero Engines AG	19,123	4,779,078
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	45,156	16,310,678
Nemetschek SE	23,236	1,242,297
Puma SE	36,979	2,525,236
Rational AG	1,398	919,581
Rheinmetall AG	13,997	3,270,505
RWE AG	211,243	9,404,300
SAP SE	336,481	39,886,445

Security	Shares	Value

Germany (continued)
Scout24 SE(c)	30,594	$1,781,122
Siemens AG, Registered	244,948	38,262,169
Siemens Healthineers AG(c)	72,505	3,888,347
Symrise AG	37,068	3,940,686
Telefonica Deutschland Holding AG	210,293	619,391
United Internet AG, Registered(e)	24,593	570,960
Volkswagen AG	2,798	489,762
Vonovia SE	237,243	6,701,618
Zalando SE(b)(c)	73,477	3,426,601

		388,531,655

Greece — 0.0%
Alpha Services and Holdings SA(b)	521,293	710,253
Eurobank Ergasias Services and Holdings SA, Class A(b)	472,893	641,654
Hellenic Telecommunications Organization SA	56,482	890,396
JUMBO SA	65,225	1,171,291
OPAP SA	37,262	559,513

		3,973,107

Hong Kong — 0.7%
AIA Group Ltd.	3,966,000	44,846,118
BOC Hong Kong Holdings Ltd.	1,096,500	3,832,144
Budweiser Brewing Co. APAC Ltd.(a)(c)	567,000	1,789,065
Chow Tai Fook Jewellery Group Ltd.(a)	604,000	1,292,959
CK Asset Holdings Ltd.	681,516	4,357,279
CK Hutchison Holdings Ltd.	832,516	5,298,091
CK Infrastructure Holdings Ltd.	215,000	1,196,164
CLP Holdings Ltd.	541,500	4,023,307
ESR Group Ltd.(c)	779,000	1,559,625
Futu Holdings Ltd., ADR(a)(b)	23,708	1,203,418
Galaxy Entertainment Group Ltd.	788,000	5,485,502
Hang Lung Properties Ltd.	610,000	1,150,182
Hang Seng Bank Ltd.(a)	239,900	3,995,106
Henderson Land Development Co. Ltd.	299,003	1,104,516
HK Electric Investments & HK Electric Investments Ltd., Class SS	1,345,500	930,054
HKT Trust & HKT Ltd., Class SS	1,215,000	1,591,864
Hong Kong & China Gas Co. Ltd.	3,946,040	3,961,902
Hong Kong Exchanges & Clearing Ltd.	364,600	16,398,825
Hongkong Land Holdings Ltd.(a)	365,600	1,787,335
Jardine Matheson Holdings Ltd.	40,700	2,163,432
Link REIT	689,200	5,516,605
MTR Corp. Ltd.(a)	432,500	2,314,527
New World Development Co. Ltd.	483,916	1,446,378
Power Assets Holdings Ltd.	450,000	2,546,175
Sands China Ltd.(b)	758,000	2,842,565
Sino Land Co. Ltd.	1,996,000	2,593,757
SITC International Holdings Co. Ltd.	441,000	963,408
Sun Hung Kai Properties Ltd.	429,500	6,091,006
Swire Pacific Ltd., Class A	142,500	1,305,854
Swire Properties Ltd.	195,800	550,307
Techtronic Industries Co. Ltd.(a)	415,000	5,350,090
WH Group Ltd.(c)	1,850,000	1,139,349
Wharf Real Estate Investment Co. Ltd.	476,200	2,726,085
Xinyi Glass Holdings Ltd.	547,000	1,164,632

		144,517,626

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	58,719	438,815
OTP Bank Nyrt	86,735	2,613,455

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hungary (continued)
Richter Gedeon Nyrt	14,254	$321,875

		3,374,145

India — 1.4%
Adani Enterprises Ltd.	70,536	2,572,421
Adani Green Energy Ltd.(b)	71,884	1,080,501
Adani Ports & Special Economic Zone Ltd.	92,804	697,086
Adani Power Ltd.(b)	243,984	669,919
Adani Total Gas Ltd.	85,553	2,210,177
Adani Transmission Ltd.(b)	62,833	1,368,455
Ambuja Cements Ltd.	189,376	931,689
Apollo Hospitals Enterprise Ltd.	38,609	2,014,807
Asian Paints Ltd.	147,743	4,933,796
Aurobindo Pharma Ltd.	124,240	621,178
Avenue Supermarts Ltd.(b)(c)	53,246	2,287,001
Axis Bank Ltd.	679,253	7,259,670
Bajaj Auto Ltd.	20,243	946,594
Bajaj Finance Ltd.	96,530	6,978,003
Bajaj Finserv Ltd.	154,606	2,549,299
Bandhan Bank Ltd.(b)(c)	184,727	553,678
Bharat Electronics Ltd.	1,153,837	1,342,536
Bharat Forge Ltd.	59,083	632,828
Bharat Petroleum Corp. Ltd.	246,103	1,032,938
Bharti Airtel Ltd.	833,295	7,851,897
Biocon Ltd.	133,312	383,530
Britannia Industries Ltd.	39,180	2,070,680
Cholamandalam Investment and Finance Co. Ltd.	160,044	1,387,154
Cipla Ltd.	174,763	2,178,551
Coal India Ltd.	251,707	694,795
Colgate-Palmolive India Ltd.	32,670	580,488
Container Corp. of India Ltd.	90,484	696,866
Dabur India Ltd.	190,811	1,302,861
Divi’s Laboratories Ltd.	49,773	2,022,389
DLF Ltd.	194,177	848,560
Dr. Reddy’s Laboratories Ltd.	43,805	2,323,155
Eicher Motors Ltd.	51,413	2,055,296
GAIL India Ltd.	677,920	790,697
Godrej Consumer Products Ltd.(b)	94,801	1,059,758
Godrej Properties Ltd.(b)	39,457	572,388
Grasim Industries Ltd.	98,759	1,924,470
Havells India Ltd.	78,137	1,131,458
HCL Technologies Ltd.	384,293	5,299,247
HDFC Life Insurance Co. Ltd.(c)	324,503	2,299,651
Hero MotoCorp Ltd.	41,752	1,413,736
Hindalco Industries Ltd.	488,139	2,817,651
Hindustan Unilever Ltd.	283,079	8,931,247
Housing Development Finance Corp. Ltd.	579,900	18,668,377
ICICI Bank Ltd.	1,598,271	16,352,175
ICICI Lombard General Insurance Co. Ltd.(c)	50,179	694,267
Indian Hotels Co. Ltd. (The)	261,170	964,660
Indian Railway Catering & Tourism Corp. Ltd.	89,322	697,680
Indraprastha Gas Ltd.	104,676	544,958
Info Edge India Ltd.	29,885	1,348,677
Infosys Ltd.	1,113,624	20,975,433
InterGlobe Aviation Ltd.(b)(c)	39,590	1,029,583
ITC Ltd.	1,119,301	4,830,478
JSW Steel Ltd.	311,745	2,740,529
Jubilant Foodworks Ltd.	142,340	851,039
Kotak Mahindra Bank Ltd.	211,538	4,491,223
Larsen & Toubro Ltd.	226,206	5,888,685
LTIMindtree Ltd.(c)	30,540	1,641,391

Security	Shares	Value

India (continued)
Lupin Ltd.	100,262	$904,436
Mahindra & Mahindra Ltd.	277,247	4,686,463
Marico Ltd.	148,901	907,698
Maruti Suzuki India Ltd.	46,462	5,064,902
Nestle India Ltd.	10,094	2,348,360
NTPC Ltd.	1,318,446	2,761,444
Oil & Natural Gas Corp. Ltd.	689,900	1,229,303
Page Industries Ltd.	1,783	873,875
PI Industries Ltd.	20,687	759,686
Pidilite Industries Ltd.	44,530	1,242,305
Power Grid Corp. of India Ltd.	826,550	2,193,453
Reliance Industries Ltd.	956,091	27,580,725
Samvardhana Motherson International Ltd.	510,553	472,988
SBI Life Insurance Co. Ltd.(c)	159,383	2,379,363
Shree Cement Ltd.	3,452	1,002,263
Shriram Finance Ltd.	73,228	1,155,220
Siemens Ltd.	19,968	715,633
SRF Ltd.	51,967	1,391,283
State Bank of India	653,803	4,439,999
Sun Pharmaceutical Industries Ltd.	326,029	4,127,991
Tata Consultancy Services Ltd.	310,807	12,828,140
Tata Consumer Products Ltd.	224,542	2,004,996
Tata Elxsi Ltd.	13,714	1,118,387
Tata Motors Ltd.(b)	587,347	3,271,000
Tata Power Co. Ltd. (The)	518,245	1,354,103
Tata Steel Ltd.	2,560,259	3,770,596
Tech Mahindra Ltd.	227,450	2,840,057
Titan Co. Ltd.	124,027	3,617,481
Trent Ltd.	69,964	1,026,062
Tube Investments of India Ltd.	41,486	1,328,548
TVS Motor Co. Ltd.	65,592	833,900
UltraTech Cement Ltd.	34,886	3,028,290
UPL Ltd.	188,621	1,749,457
Varun Beverages Ltd.	77,783	1,092,416
Vedanta Ltd.	221,160	903,648
Wipro Ltd.	466,447	2,284,058
Yes Bank Ltd.(b)	2,035,612	430,656
Zomato Ltd.(b)	853,074	522,737

		283,280,178

Indonesia — 0.2%
Adaro Energy Indonesia Tbk PT	4,744,900	940,179
Aneka Tambang Tbk	2,744,500	425,258
Astra International Tbk PT	8,246,500	3,313,046
Bank Central Asia Tbk PT	15,094,300	8,566,150
Bank Jago Tbk PT(b)	1,481,100	318,899
Bank Mandiri Persero Tbk PT	5,731,014	3,818,781
Bank Negara Indonesia Persero Tbk PT	3,694,288	2,264,565
Bank Rakyat Indonesia Persero Tbk PT	21,836,330	6,696,500
Barito Pacific Tbk PT	7,625,694	420,526
Charoen Pokphand Indonesia Tbk PT	3,027,345	1,177,721
Indah Kiat Pulp & Paper Tbk PT	682,500	380,337
Indofood Sukses Makmur Tbk PT	3,242,500	1,457,178
Kalbe Farma Tbk PT	8,902,700	1,225,719
Merdeka Copper Gold Tbk PT(b)	5,651,332	1,789,779
Semen Indonesia Persero Tbk PT	1,905,702	944,021
Sumber Alfaria Trijaya Tbk PT	7,452,200	1,408,706
Telkom Indonesia Persero Tbk PT	14,432,400	3,729,803
Unilever Indonesia Tbk PT	3,264,000	1,016,023

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
United Tractors Tbk PT	901,506	$1,480,053

		41,373,244

Ireland — 0.2%
Bank of Ireland Group PLC	228,037	2,436,312
CRH PLC	283,170	13,230,423
Flutter Entertainment PLC, Class DI(b)	50,628	7,864,198
Kerry Group PLC, Class A	68,066	6,377,790
Kingspan Group PLC	35,332	2,272,414
Smurfit Kappa Group PLC	110,450	4,637,192

		36,818,329

Israel — 0.2%
Azrieli Group Ltd.	10,219	658,232
Bank Hapoalim BM	318,445	2,866,182
Bank Leumi Le-Israel BM	380,251	3,360,423
Bezeq The Israeli Telecommunication Corp. Ltd.	462,836	767,018
Check Point Software Technologies Ltd.(b)	31,285	3,979,452
CyberArk Software Ltd.(a)(b)	13,861	1,952,738
Elbit Systems Ltd.	9,213	1,546,716
ICL Group Ltd.	337,753	2,681,636
Isracard Ltd.	2	6
Israel Discount Bank Ltd., Class A	297,531	1,521,786
Mizrahi Tefahot Bank Ltd.	79,965	2,641,297
Nice Ltd.(b)	22,398	4,632,092
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	381,536	4,021,389
Tower Semiconductor Ltd.(b)	37,558	1,579,883
Wix.com Ltd.(b)	19,636	1,707,939
ZIM Integrated Shipping Services Ltd.(a)	26,723	506,401

		34,423,190

Italy — 0.6%
Amplifon SpA	34,862	962,653
Assicurazioni Generali SpA	332,694	6,494,622
DiaSorin SpA	8,340	1,085,699
Enel SpA	2,575,843	15,166,873
Eni SpA	786,793	12,107,349
Ferrari NV	42,559	10,634,820
FinecoBank Banca Fineco SpA	180,156	3,234,133
Infrastrutture Wireless Italiane SpA(c)	45,609	499,819
Intesa Sanpaolo SpA	5,106,336	13,425,935
Mediobanca Banca di Credito Finanziario SpA	273,213	2,937,025
Moncler SpA	42,539	2,662,416
Nexi SpA(b)(c)	172,714	1,521,151
Poste Italiane SpA(c)	103,000	1,100,455
Prysmian SpA	119,440	4,877,652
Recordati Industria Chimica e Farmaceutica SpA	61,253	2,683,401
Snam SpA	779,136	3,968,552
Stellantis NV	678,850	10,672,194
Telecom Italia SpA/Milano(a)(b)	3,379,017	972,846
Tenaris SA	186,548	3,305,770
Terna - Rete Elettrica Nazionale	698,924	5,529,789
UniCredit SpA	634,639	12,395,221

		116,238,375

Japan — 5.5%
Advantest Corp.	56,500	4,049,975
Aeon Co. Ltd.	190,800	3,911,719
AGC Inc.	58,300	2,148,111
Aisin Corp.	44,000	1,283,722
Ajinomoto Co. Inc.	144,200	4,754,071
ANA Holdings Inc.(b)	130,800	2,894,963
Asahi Group Holdings Ltd.	141,100	4,659,438

Security	Shares	Value

Japan (continued)
Asahi Intecc Co. Ltd.	77,900	$1,366,692
Asahi Kasei Corp.	449,600	3,406,903
Astellas Pharma Inc.	602,100	8,862,991
Azbil Corp.	39,900	1,125,118
Bandai Namco Holdings Inc.	58,000	3,878,677
Bridgestone Corp.	170,900	6,380,242
Brother Industries Ltd.	80,500	1,250,348
Canon Inc.	374,600	8,313,252
Capcom Co. Ltd.	63,100	2,044,680
Central Japan Railway Co.	49,100	5,988,960
Chubu Electric Power Co. Inc.	166,400	1,792,306
Chugai Pharmaceutical Co. Ltd.	218,100	5,654,260
Concordia Financial Group Ltd.	347,300	1,526,162
CyberAgent Inc.	119,900	1,121,299
Dai Nippon Printing Co. Ltd.	63,600	1,501,573
Daifuku Co. Ltd.	33,200	1,828,115
Dai-ichi Life Holdings Inc.	338,300	7,937,453
Daiichi Sankyo Co. Ltd.	574,100	18,030,720
Daikin Industries Ltd.	80,800	14,034,522
Daito Trust Construction Co. Ltd.	17,400	1,719,443
Daiwa House Industry Co. Ltd.	223,300	5,362,552
Daiwa House REIT Investment Corp.	631	1,372,888
Daiwa Securities Group Inc.	468,600	2,211,369
Denso Corp.	132,200	7,139,553
Dentsu Group Inc.	66,500	2,141,890
Disco Corp.	9,000	2,703,893
East Japan Railway Co.	109,000	6,077,645
Eisai Co. Ltd.	81,100	5,017,653
ENEOS Holdings Inc.	1,023,980	3,666,049
FANUC Corp.	67,900	11,997,221
Fast Retailing Co. Ltd.	18,600	11,296,884
Fuji Electric Co. Ltd.	40,700	1,647,454
FUJIFILM Holdings Corp.	116,900	6,186,481
Fujitsu Ltd.	71,500	10,180,121
GLP J-REIT	1,334	1,509,502
GMO Payment Gateway Inc.	14,200	1,313,953
Hakuhodo DY Holdings Inc.	70,500	761,918
Hamamatsu Photonics KK	64,400	3,440,910
Hankyu Hanshin Holdings Inc.	66,400	1,973,569
Hikari Tsushin Inc.	6,500	927,799
Hirose Electric Co. Ltd.	9,200	1,197,695
Hitachi Construction Machinery Co. Ltd.	31,000	731,083
Hitachi Ltd.	335,200	17,578,708
Honda Motor Co. Ltd.	498,200	12,323,730
Hoshizaki Corp.	41,300	1,484,581
Hoya Corp.	118,000	12,976,686
Hulic Co. Ltd.	124,800	1,025,829
Ibiden Co. Ltd.	36,500	1,424,554
Idemitsu Kosan Co. Ltd.	65,400	1,635,050
Iida Group Holdings Co. Ltd.	36,200	603,471
Inpex Corp.	319,800	3,514,167
Isuzu Motors Ltd.	173,100	2,188,908
Ito En Ltd.	22,300	795,658
ITOCHU Corp.	365,200	11,803,928
Itochu Techno-Solutions Corp.	33,500	829,376
Japan Airlines Co. Ltd.(b)	42,000	890,718
Japan Exchange Group Inc.	174,400	2,669,116
Japan Metropolitan Fund Invest	2,328	1,799,740
Japan Post Bank Co. Ltd.	130,300	1,157,699
Japan Post Holdings Co. Ltd.	772,000	6,777,742

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Post Insurance Co. Ltd.	50,200	$895,566
Japan Real Estate Investment Corp.	361	1,547,784
Japan Tobacco Inc.	359,600	7,332,929
JFE Holdings Inc.	154,000	2,030,590
JSR Corp.	63,100	1,419,760
Kajima Corp.	124,100	1,524,106
Kakaku.com Inc.	47,400	790,257
Kansai Electric Power Co. Inc. (The)	248,700	2,391,771
Kao Corp.	147,700	5,970,305
KDDI Corp.	529,600	16,546,522
Keio Corp.	29,800	1,093,793
Keisei Electric Railway Co. Ltd.	43,200	1,260,100
Keyence Corp.	63,600	29,279,453
Kikkoman Corp.	44,800	2,369,566
Kintetsu Group Holdings Co. Ltd.	51,600	1,680,353
Kirin Holdings Co. Ltd.	259,300	3,995,741
Kobayashi Pharmaceutical Co. Ltd.	18,400	1,320,975
Kobe Bussan Co. Ltd.	45,000	1,299,229
Koei Tecmo Holdings Co. Ltd.	68,200	1,240,296
Koito Manufacturing Co. Ltd.	62,800	1,059,321
Komatsu Ltd.	274,500	6,745,689
Konami Group Corp.	28,100	1,381,775
Kose Corp.	9,700	1,070,229
Kubota Corp.	338,800	5,091,584
Kurita Water Industries Ltd.	38,800	1,754,468
Kyocera Corp.	113,000	5,863,728
Kyowa Kirin Co. Ltd.	80,900	1,804,147
Lasertec Corp.	24,200	4,581,614
Lixil Corp.	77,400	1,336,216
M3 Inc.	141,000	3,855,350
Makita Corp.	62,900	1,675,457
Marubeni Corp.	490,700	6,020,190
Mazda Motor Corp.	173,300	1,379,466
McDonald’s Holdings Co. Japan Ltd.(a)	35,500	1,402,512
MEIJI Holdings Co. Ltd.	36,600	1,887,560
MINEBEA MITSUMI Inc.	128,800	2,245,331
MISUMI Group Inc.	107,800	2,713,052
Mitsubishi Chemical Group Corp.	384,600	2,158,162
Mitsubishi Corp.	393,900	13,190,117
Mitsubishi Electric Corp.	584,400	6,440,527
Mitsubishi Estate Co. Ltd.	343,500	4,415,046
Mitsubishi Heavy Industries Ltd.	94,800	3,717,104
Mitsubishi UFJ Financial Group Inc.	3,896,300	28,539,933
Mitsui & Co. Ltd.	451,600	13,323,434
Mitsui Chemicals Inc.	45,000	1,059,233
Mitsui Fudosan Co. Ltd.	259,700	4,867,724
Mitsui OSK Lines Ltd.	103,500	2,568,737
Mizuho Financial Group Inc.	772,290	12,063,517
MonotaRO Co. Ltd.	88,700	1,343,659
MS&AD Insurance Group Holdings Inc.	140,000	4,490,320
Murata Manufacturing Co. Ltd.	177,500	10,142,436
NEC Corp.	64,700	2,337,456
Nexon Co. Ltd.	152,000	3,665,107
NGK Insulators Ltd.	79,500	1,100,382
Nidec Corp.	140,300	7,775,264
Nihon M&A Center Holdings Inc.	119,400	1,220,674
Nintendo Co. Ltd.	353,500	15,326,971
Nippon Building Fund Inc.	505	2,207,033
Nippon Express Holdings Inc.	16,900	980,753
Nippon Paint Holdings Co. Ltd.	274,100	2,502,389

Security	Shares	Value

Japan (continued)
Nippon Prologis REIT Inc.	1,117	$2,534,630
Nippon Sanso Holdings Corp.	55,200	900,360
Nippon Shinyaku Co. Ltd.	20,300	1,044,762
Nippon Steel Corp.	265,434	5,524,935
Nippon Telegraph & Telephone Corp.	388,300	11,643,377
Nippon Yusen KK	141,600	3,368,501
Nissan Chemical Corp.	39,700	1,874,223
Nissan Motor Co. Ltd.	736,900	2,647,637
Nisshin Seifun Group Inc.	71,500	895,573
Nissin Foods Holdings Co. Ltd.	30,500	2,384,418
Nitori Holdings Co. Ltd.	24,100	3,189,772
Nitto Denko Corp.	38,300	2,475,613
Nomura Holdings Inc.	1,031,700	4,117,339
Nomura Real Estate Holdings Inc.	26,300	579,664
Nomura Real Estate Master Fund Inc.	1,421	1,661,810
Nomura Research Institute Ltd.	121,600	2,919,321
NTT Data Corp.	194,600	3,018,513
Obayashi Corp.	190,500	1,477,656
Obic Co. Ltd.	20,600	3,302,729
Odakyu Electric Railway Co. Ltd.	78,200	1,028,124
Oji Holdings Corp.	194,000	801,753
Olympus Corp.	384,200	7,222,810
Omron Corp.	55,700	3,222,834
Ono Pharmaceutical Co. Ltd.	132,600	2,877,245
Open House Group Co. Ltd.	28,800	1,089,512
Oracle Corp. Japan	16,100	1,102,960
Oriental Land Co. Ltd./Japan	61,400	10,230,459
ORIX Corp.	394,500	6,936,486
Osaka Gas Co. Ltd.	119,600	1,929,971
Otsuka Corp.	30,800	1,013,306
Otsuka Holdings Co. Ltd.	125,300	4,019,675
Pan Pacific International Holdings Corp.	117,900	2,180,339
Panasonic Holdings Corp.	719,600	6,673,116
Persol Holdings Co. Ltd.	64,000	1,403,233
Rakuten Group Inc.(a)(b)	281,600	1,435,722
Recruit Holdings Co. Ltd.	460,500	14,809,800
Renesas Electronics Corp.(b)	384,200	3,951,920
Resona Holdings Inc.	708,200	3,918,983
Ricoh Co. Ltd.	195,100	1,514,486
Rohm Co. Ltd.	24,800	1,987,261
SBI Holdings Inc.	95,330	2,020,929
SCSK Corp.	53,300	868,119
Secom Co. Ltd.	87,900	5,236,709
Seiko Epson Corp.	85,400	1,324,383
Sekisui Chemical Co. Ltd.	129,800	1,818,275
Sekisui House Ltd.	256,700	4,851,440
Seven & i Holdings Co. Ltd.	234,900	11,090,310
SG Holdings Co. Ltd.	96,900	1,495,295
Sharp Corp./Japan	53,700	446,358
Shimadzu Corp.	75,900	2,332,487
Shimano Inc.	21,300	3,798,544
Shimizu Corp.	141,500	793,206
Shin-Etsu Chemical Co. Ltd.	122,200	18,015,092
Shionogi & Co. Ltd.	80,200	3,821,890
Shiseido Co. Ltd.	125,700	6,533,383
Shizuoka Financial Group Inc., NVS	145,500	1,232,623
SMC Corp.	20,600	10,462,957
SoftBank Corp.	924,000	10,572,494
SoftBank Group Corp.	375,400	17,772,207
Sompo Holdings Inc.	124,700	5,368,196

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sony Group Corp.	420,200	$37,545,515
Square Enix Holdings Co. Ltd.	28,400	1,343,072
Subaru Corp.	180,700	2,969,197
SUMCO Corp.	102,000	1,511,310
Sumitomo Chemical Co. Ltd.	446,100	1,712,414
Sumitomo Corp.	380,600	6,831,743
Sumitomo Electric Industries Ltd.	238,800	2,869,459
Sumitomo Metal Mining Co. Ltd.	71,400	2,899,070
Sumitomo Mitsui Financial Group Inc.	452,200	19,653,093
Sumitomo Mitsui Trust Holdings Inc.	107,808	3,927,298
Sumitomo Realty & Development Co. Ltd.	80,300	1,957,483
Suntory Beverage & Food Ltd.	41,700	1,408,115
Suzuki Motor Corp.	117,700	4,412,830
Sysmex Corp.	49,700	3,299,337
T&D Holdings Inc.	185,100	2,962,756
Taisei Corp.	53,000	1,829,664
Takeda Pharmaceutical Co. Ltd.	476,334	14,974,687
TDK Corp.	120,900	4,319,305
Terumo Corp.	210,400	6,124,818
TIS Inc.	77,600	2,237,623
Tobu Railway Co. Ltd.	63,900	1,499,292
Toho Co. Ltd./Tokyo	35,500	1,311,137
Tokio Marine Holdings Inc.	615,500	12,891,465
Tokyo Electric Power Co. Holdings Inc.(b)	506,600	1,897,110
Tokyo Electron Ltd.	47,400	16,567,445
Tokyo Gas Co. Ltd.	127,400	2,667,717
Tokyu Corp.	146,100	1,878,756
Toppan Inc.	95,700	1,541,935
Toray Industries Inc.	470,800	2,892,618
Toshiba Corp.	123,200	4,231,507
Tosoh Corp.	64,600	845,188
TOTO Ltd.	37,700	1,465,131
Toyota Industries Corp.	68,900	4,194,124
Toyota Motor Corp.	3,431,100	50,388,149
Toyota Tsusho Corp.	56,400	2,388,097
Trend Micro Inc./Japan(b)	43,400	2,148,908
Unicharm Corp.	130,000	4,958,932
USS Co. Ltd.	66,100	1,087,224
Welcia Holdings Co. Ltd.	33,600	750,982
West Japan Railway Co.	58,100	2,433,141
Yakult Honsha Co. Ltd.	40,500	2,891,210
Yamaha Corp.	40,500	1,574,805
Yamaha Motor Co. Ltd.	91,300	2,248,781
Yamato Holdings Co. Ltd.	71,800	1,256,280
Yaskawa Electric Corp.	84,100	3,287,392
Yokogawa Electric Corp.	75,900	1,332,772
Z Holdings Corp.	761,100	2,214,587
ZOZO Inc.	39,200	1,016,190

		1,076,511,610

Kuwait — 0.1%
Agility Public Warehousing Co. KSC	687,376	1,339,378
Boubyan Bank KSCP	1,477,063	3,797,975
Kuwait Finance House KSCP	1,668,577	4,588,136
Mabanee Co. KPSC	358,036	1,006,304
Mobile Telecommunications Co. KSCP	1,561,300	2,840,098
National Bank of Kuwait SAKP	1,677,605	6,038,999

		19,610,890

Malaysia — 0.2%
Axiata Group Bhd	352,300	250,993

Security	Shares	Value

Malaysia (continued)
CIMB Group Holdings Bhd	2,109,400	$2,849,066
Dialog Group Bhd	2,045,300	1,250,762
DiGi.Com Bhd(a)	2,115,500	2,092,228
Genting Bhd(a)	1,439,500	1,675,360
Genting Malaysia Bhd	423,900	283,017
Hartalega Holdings Bhd(a)	480,900	182,148
Hong Leong Bank Bhd(a)	317,300	1,528,557
Hong Leong Financial Group Bhd(a)	473,200	2,053,382
IHH Healthcare Bhd	1,586,000	2,205,065
Kuala Lumpur Kepong Bhd	81,700	411,010
Malayan Banking Bhd	1,017,200	2,086,265
Malaysia Airports Holdings Bhd(b)	590,700	979,186
Maxis Bhd	1,444,000	1,343,262
MISC Bhd	445,700	765,522
Petronas Chemicals Group Bhd(a)	600,100	1,177,660
Petronas Gas Bhd	557,900	2,199,819
PPB Group Bhd	189,500	781,856
Press Metal Aluminium Holdings Bhd	1,776,200	2,166,542
Public Bank Bhd(a)	3,739,150	3,722,016
Sime Darby Plantation Bhd	396,400	403,032
Telekom Malaysia Bhd	484,800	594,718
Tenaga Nasional Bhd	795,600	1,758,120
Top Glove Corp. Bhd(a)	1,424,100	278,311

		33,037,897

Mexico — 0.3%
America Movil SAB de CV, Series L, NVS	10,292,300	10,756,616
Banco del Bajio SA(c)	165,700	667,270
Cemex SAB de CV, NVS(b)	6,200,454	3,305,943
Coca-Cola Femsa SAB de CV	43,900	333,986
Fibra Uno Administracion SA de CV	606,100	820,772
Fomento Economico Mexicano SAB de CV	701,200	6,141,947
Gruma SAB de CV, Class B	45,110	656,126
Grupo Aeroportuario del Pacifico SAB de CV, Class B	89,300	1,541,676
Grupo Aeroportuario del Sureste SAB de CV, Class B	45,435	1,234,048
Grupo Bimbo SAB de CV, Series A(a)	348,300	1,739,049
Grupo Carso SAB de CV, Series A1	100,100	506,706
Grupo Financiero Banorte SAB de CV, Class O	911,100	7,557,139
Grupo Financiero Inbursa SAB de CV, Class O(a)(b)	545,800	1,173,888
Grupo Mexico SAB de CV, Series B	1,228,328	5,462,425
Grupo Televisa SAB, CPO	953,200	1,165,779
Industrias Penoles SAB de CV(b)	32,305	460,390
Kimberly-Clark de Mexico SAB de CV, Class A	259,300	494,901
Orbia Advance Corp. SAB de CV	731,623	1,465,538
Wal-Mart de Mexico SAB de CV	1,786,700	6,998,592

		52,482,791

Netherlands — 1.3%
ABN AMRO Bank NV, CVA(c)	125,802	2,088,005
Adyen NV(b)(c)	6,991	10,569,742
Aegon NV	666,498	3,676,264
AerCap Holdings NV(a)(b)	37,370	2,362,158
Akzo Nobel NV	68,167	5,077,417
ASM International NV	14,980	5,066,325
ASML Holding NV	131,286	86,865,072
Davide Campari-Milano NV	281,009	3,014,406
EXOR NV, NVS(b)	23,086	1,835,074
Heineken Holding NV	38,158	3,150,549
Heineken NV	86,230	8,617,731
IMCD NV	18,395	2,916,192
ING Groep NV(b)	1,223,177	17,711,922

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Just Eat Takeaway.com NV(b)(c)	67,351	$1,727,794
Koninklijke Ahold Delhaize NV	346,364	10,337,913
Koninklijke DSM NV	61,596	7,921,368
Koninklijke KPN NV	1,122,110	3,836,318
Koninklijke Philips NV	303,310	5,236,784
NEPI Rockcastle NV	113,381	704,471
NN Group NV	95,405	4,145,164
NXP Semiconductors NV	88,408	16,294,478
OCI NV	31,572	1,074,725
Prosus NV	271,365	21,911,429
QIAGEN NV(b)	55,502	2,707,559
Randstad NV	23,695	1,518,810
Universal Music Group NV	248,947	6,363,674
Wolters Kluwer NV	93,372	10,179,697

		246,911,041

New Zealand — 0.1%
Auckland International Airport Ltd.(b)	616,965	3,395,489
Fisher & Paykel Healthcare Corp. Ltd.	214,139	3,514,275
Meridian Energy Ltd.	335,042	1,157,974
Spark New Zealand Ltd.	839,927	2,832,011

		10,899,749

Norway — 0.2%
Adevinta ASA(b)	84,199	721,824
Aker BP ASA	98,215	2,991,799
DNB Bank ASA	315,692	5,903,303
Equinor ASA	330,163	10,062,260
Gjensidige Forsikring ASA	33,914	609,552
Kongsberg Gruppen ASA	31,710	1,262,429
Mowi ASA	107,419	1,986,356
Norsk Hydro ASA	340,750	2,762,749
Orkla ASA	295,989	2,209,770
Salmar ASA	18,696	869,357
Telenor ASA	257,646	2,697,196
Yara International ASA	70,993	3,154,310

		35,230,905

Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	94,799	766,924
Credicorp Ltd.	22,829	3,065,935
Southern Copper Corp.(a)	22,859	1,719,225

		5,552,084

Philippines — 0.1%
Aboitiz Equity Ventures Inc.	1,071,690	1,118,840
ACEN Corp.	626,750	80,628
Ayala Corp.	51,850	674,301
Ayala Land Inc.	3,131,000	1,688,742
Bank of the Philippine Islands	914,994	1,761,826
BDO Unibank Inc.	1,398,876	3,155,075
JG Summit Holdings Inc.	576,359	566,907
Jollibee Foods Corp.	322,970	1,409,179
Metropolitan Bank & Trust Co.	660,540	693,992
Monde Nissin Corp.(c)	996,200	241,449
PLDT Inc.	16,515	409,292
SM Investments Corp.	70,920	1,199,271
SM Prime Holdings Inc.	5,155,525	3,493,273

		16,492,775

Poland — 0.1%
Allegro.eu SA (b)(c)	122,096	849,855
Bank Polska Kasa Opieki SA	76,692	1,638,851
CD Projekt SA	16,970	547,601

Security	Shares	Value

Poland (continued)
Cyfrowy Polsat SA	263,897	$1,120,560
Dino Polska SA(b)(c)	13,375	1,211,704
KGHM Polska Miedz SA	68,234	2,230,781
LPP SA	271	634,788
Polski Koncern Naftowy ORLEN SA	164,849	2,475,969
Powszechna Kasa Oszczednosci Bank Polski SA	365,423	2,725,509
Powszechny Zaklad Ubezpieczen SA	117,028	994,735

		14,430,353

Portugal — 0.1%
EDP - Energias de Portugal SA	1,163,591	5,781,019
Galp Energia SGPS SA	131,096	1,794,448
Jeronimo Martins SGPS SA	104,196	2,262,171

		9,837,638

Qatar — 0.1%
Commercial Bank PSQC (The)	296,818	487,840
Industries Qatar QSC	395,320	1,522,741
Masraf Al Rayan QSC	4,245,901	3,178,296
Mesaieed Petrochemical Holding Co.	1,233,545	727,538
Ooredoo QPSC	765,566	1,870,197
Qatar Islamic Bank SAQ	436,993	2,346,615
Qatar National Bank QPSC	1,430,986	7,052,237

		17,185,464

Russia — 0.0%
Alrosa PJSC(b)(d)	472,000	67
Gazprom PJSC(d)	3,457,370	493
Inter RAO UES PJSC(d)	11,798,500	1,681
LUKOIL PJSC(d)	127,513	18
Magnit PJSC(d)	16,753	2
Magnit PJSC, GDR(d)	3	—
MMC Norilsk Nickel PJSC(d)	19,665	3
Mobile TeleSystems PJSC(d)	482,206	69
Moscow Exchange MICEX-RTS PJSC(b)(d)	490,370	70
Novatek PJSC(d)	290,740	41
Novolipetsk Steel PJSC(d)	316,690	45
PhosAgro PJSC(d)	26,470	4
PhosAgro PJSC, New(d)	511	5
Polymetal International PLC(b)(d)	71,803	10
Polyus PJSC(b)(d)	9,781	1
Rosneft Oil Co. PJSC(d)	352,530	50
Sberbank of Russia PJSC(b)(d)	2,557,600	364
Severstal PAO(d)	47,814	7
Surgutneftegas PJSC(d)	2,443,710	348
Tatneft PJSC(d)	397,511	57
TCS Group Holding PLC, GDR(b)(d)(e)	35,279	5
X5 Retail Group NV, GDR(d)	24,002	3
Yandex NV(b)(d)	90,278	13

		3,356

Saudi Arabia — 0.4%
ACWA Power Co.	28,862	1,171,713
Al Rajhi Bank(b)	611,760	13,428,894
Alinma Bank	631,189	5,560,795
Almarai Co. JSC	144,808	2,146,030
AngloGold Ashanti Ltd.	109,059	2,292,973
Arab National Bank	126,984	938,792
Bank AlBilad(b)	116,908	1,403,892
Bank Al-Jazira	398,748	2,069,887
Banque Saudi Fransi	298,627	3,265,444
Bupa Arabia for Cooperative Insurance Co.	21,464	895,478
Dar Al Arkan Real Estate Development Co.(b)	168,874	565,182

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Dr Sulaiman Al Habib Medical Services Group Co.	28,908	$1,806,835
Etihad Etisalat Co.	113,443	1,071,719
Rabigh Refining & Petrochemical Co.(b)	104,466	312,681
Reinet Investments SCA	31,273	592,228
Riyad Bank	640,450	5,282,683
SABIC Agri-Nutrients Co.	90,994	3,336,309
Sahara International Petrochemical Co.	107,561	1,070,156
Saudi Arabian Mining Co.(b)	272,358	5,389,240
Saudi Arabian Oil Co.(c)	651,780	5,750,321
Saudi Basic Industries Corp.	200,874	4,984,812
Saudi British Bank (The)	218,695	2,119,015
Saudi Electricity Co.	578,102	3,562,250
Saudi Industrial Investment Group	37,190	247,108
Saudi Investment Bank (The)	84,570	406,286
Saudi Kayan Petrochemical Co.(b)	167,831	598,292
Saudi National Bank (The)	787,226	9,965,946
Saudi Research & Media Group(b)	8,822	442,308
Saudi Tadawul Group Holding Co.	15,740	681,968
Saudi Telecom Co.	490,894	4,844,727
Savola Group (The)	56,665	454,676
Yanbu National Petrochemical Co.	23,046	273,095

		86,931,735

Singapore — 0.4%
CapitaLand Ascendas REIT	1,731,079	3,809,465
CapitaLand Integrated Commercial Trust	2,577,632	4,217,350
Capitaland Investment Ltd/Singapore	1,610,400	4,878,884
City Developments Ltd.	111,500	707,671
DBS Group Holdings Ltd.	547,500	14,988,508
Genting Singapore Ltd.	3,285,800	2,488,529
Grab Holdings Ltd., Class A(a)(b)	432,724	1,640,024
Jardine Cycle & Carriage Ltd.	30,000	665,089
Keppel Corp. Ltd.	714,300	4,124,124
Mapletree Logistics Trust(a)	686,945	888,077
Mapletree Pan Asia Commercial Trust	546,400	760,273
Oversea-Chinese Banking Corp. Ltd.(a)	881,700	8,711,503
Sea Ltd., ADR(a)(b)	117,288	7,559,212
Singapore Airlines Ltd.(a)	393,200	1,777,997
Singapore Exchange Ltd.	64,300	452,898
Singapore Technologies Engineering Ltd.	512,700	1,441,477
Singapore Telecommunications Ltd.	2,338,200	4,478,030
United Overseas Bank Ltd.(a)	299,500	6,807,823
UOL Group Ltd.	86,200	459,926
Venture Corp. Ltd.(a)	95,900	1,354,238
Wilmar International Ltd.	425,000	1,321,334

		73,532,432

South Africa — 0.4%
Absa Group Ltd.	185,233	2,128,755
Anglo American Platinum Ltd.	13,615	1,012,562
Aspen Pharmacare Holdings Ltd.	105,329	918,966
Bid Corp. Ltd.	159,704	3,290,453
Bidvest Group Ltd. (The)	85,142	1,098,919
Capitec Bank Holdings Ltd.	30,537	3,154,052
Clicks Group Ltd.	54,661	833,674
Discovery Ltd.(b)	94,243	749,622
Exxaro Resources Ltd.	51,288	643,657
FirstRand Ltd.	1,386,213	5,150,610
Foschini Group Ltd. (The)	60,120	375,806
Gold Fields Ltd.	341,278	3,889,851
Growthpoint Properties Ltd.	2,252,640	1,815,058

Security	Shares	Value

South Africa (continued)
Harmony Gold Mining Co. Ltd.	167,027	$594,846
Impala Platinum Holdings Ltd.	284,631	3,300,532
Kumba Iron Ore Ltd.	15,618	478,224
Mr. Price Group Ltd.	137,311	1,299,404
MTN Group Ltd.	599,279	5,072,667
MultiChoice Group	190,087	1,308,760
Naspers Ltd., Class N	72,852	14,085,122
Nedbank Group Ltd.	195,073	2,524,402
Northam Platinum Holdings Ltd.(b)	137,117	1,344,929
Old Mutual Ltd.	1,862,981	1,269,954
Remgro Ltd.	71,193	572,817
Sanlam Ltd.	1,075,873	3,481,129
Sasol Ltd.	201,867	3,667,281
Shoprite Holdings Ltd.	121,530	1,682,359
Sibanye Stillwater Ltd.	791,070	2,090,996
Standard Bank Group Ltd.	440,782	4,397,995
Vodacom Group Ltd.	119,982	843,216
Woolworths Holdings Ltd.	488,114	2,115,441

		75,192,059

South Korea — 1.3%
Amorepacific Corp.	12,771	1,518,045
BGF retail Co. Ltd.	4,415	669,182
Celltrion Healthcare Co. Ltd.(a)	30,864	1,444,449
Celltrion Inc.	35,104	4,633,068
CJ CheilJedang Corp.	4,624	1,297,308
CJ Corp.	15,803	1,059,407
Coway Co. Ltd.	24,287	1,101,375
DB Insurance Co. Ltd.	8,850	471,628
Doosan Enerbility Co. Ltd.(b)	145,830	1,994,183
Ecopro BM Co. Ltd.	16,633	1,358,026
Hana Financial Group Inc.(a)	122,554	4,868,729
Hankook Tire & Technology Co. Ltd.	39,544	1,043,558
Hanmi Pharm Co. Ltd.(a)	2,975	621,532
Hanwha Solutions Corp.(b)	38,961	1,443,865
HD Hyundai Co. Ltd.	30,662	1,524,187
HLB Inc.(a)(b)	45,548	1,133,338
HMM Co. Ltd.	94,419	1,679,108
Hotel Shilla Co. Ltd.	7,699	497,534
HYBE Co. Ltd.(a)(b)	5,784	910,012
Hyundai Engineering & Construction Co. Ltd.	16,025	498,207
Hyundai Glovis Co. Ltd.	9,252	1,252,094
Hyundai Heavy Industries Co. Ltd.(b)	5,692	516,679
Hyundai Mipo Dockyard Co. Ltd.(b)	7,893	518,337
Hyundai Mobis Co. Ltd.(a)	22,510	3,763,831
Hyundai Motor Co.	55,767	7,602,234
Hyundai Steel Co.(a)	45,930	1,282,970
Iljin Materials Co. Ltd.	7,761	399,072
Kakao Corp.(a)(b)	94,110	4,737,242
Kakao Games Corp.(a)(b)	12,165	462,486
KakaoBank Corp.(a)(b)	47,632	1,056,841
Kangwon Land Inc.(b)	26,358	505,069
KB Financial Group Inc.	125,393	5,714,458
Kia Corp.	87,931	4,790,649
Korea Aerospace Industries Ltd.(a)	29,765	1,167,964
Korea Electric Power Corp.(b)	92,283	1,489,930
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	17,548	1,139,702
Korea Zinc Co. Ltd.	4,250	1,871,847
Korean Air Lines Co. Ltd.(b)	44,816	886,739
Krafton Inc.(a)(b)	9,220	1,354,144
KT&G Corp.(b)	40,818	3,061,820

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Kumho Petrochemical Co. Ltd.	6,253	$752,080
L&F Co. Ltd.(a)	8,742	1,475,813
LG Chem Ltd.	16,870	9,521,478
LG Corp.(a)	34,529	2,325,328
LG Display Co. Ltd.(b)	103,751	1,155,284
LG Electronics Inc.	39,205	3,212,440
LG Energy Solution(b)	10,909	4,640,144
LG H&H Co. Ltd.(a)	3,510	2,127,968
LG Innotek Co. Ltd.	4,287	955,096
LG Uplus Corp.	39,500	357,208
Lotte Chemical Corp.(a)	8,754	1,263,877
Lotte Shopping Co. Ltd.(a)	4,367	334,669
Mirae Asset Securities Co. Ltd.(a)	296,858	1,647,969
NAVER Corp.	41,573	6,906,340
NCSoft Corp.(a)	5,674	2,100,125
Netmarble Corp.(a)(c)	7,710	384,026
Orion Corp./Republic of Korea	13,728	1,389,562
Pearl Abyss Corp.(b)	9,872	365,898
POSCO Chemical Co. Ltd.(a)	8,747	1,603,320
POSCO Holdings Inc.	23,613	5,802,344
Samsung Biologics Co. Ltd.(b)(c)	6,401	4,132,999
Samsung C&T Corp.	33,224	3,208,822
Samsung Electro-Mechanics Co. Ltd.	11,547	1,348,608
Samsung Electronics Co. Ltd.	1,530,423	76,230,720
Samsung Engineering Co. Ltd.(a)(b)	41,262	870,796
Samsung Fire & Marine Insurance Co. Ltd.	14,791	2,438,836
Samsung Heavy Industries Co. Ltd.(b)	224,945	1,063,043
Samsung SDI Co. Ltd.	18,959	10,624,663
Samsung SDS Co. Ltd.	7,375	752,072
Shinhan Financial Group Co. Ltd.	130,186	4,402,158
SK Biopharmaceuticals Co. Ltd.(b)	15,245	899,796
SK Bioscience Co. Ltd.(b)	8,049	493,959
SK Hynix Inc.	183,029	13,241,019
SK IE Technology Co. Ltd.(b)(c)	7,701	423,351
SK Inc.	11,792	1,907,460
SK Innovation Co. Ltd.(b)	18,461	2,453,744
SK Square Co. Ltd.(b)	25,646	759,748
SKC Co. Ltd.	7,805	608,449
S-Oil Corp.	11,194	807,514
Woori Financial Group Inc.(a)	135,288	1,411,163

		249,740,738

Spain — 0.6%
Acciona SA	6,163	1,202,402
ACS Actividades de Construccion y Servicios SA	89,641	2,652,810
Aena SME SA(b)(c)	16,895	2,538,456
Amadeus IT Group SA(b)	147,480	9,291,823
Banco Bilbao Vizcaya Argentaria SA	2,029,398	14,335,205
Banco Santander SA	5,355,089	18,715,711
CaixaBank SA	1,386,354	6,151,197
Cellnex Telecom SA(c)	147,867	5,794,610
EDP Renovaveis SA	95,086	2,068,223
Enagas SA	14,013	251,271
Endesa SA	108,684	2,166,802
Ferrovial SA	204,350	6,030,011
Grifols SA(a)(b)	111,736	1,479,167
Iberdrola SA	1,955,932	22,946,535
Iberdrola SA, NVS	32,505	379,700
Industria de Diseno Textil SA	348,859	10,891,660
Naturgy Energy Group SA	58,919	1,671,073
Red Electrica Corp. SA	116,669	2,064,912

Security	Shares	Value

Spain (continued)
Repsol SA	529,392	$8,696,235
Telefonica SA	1,656,668	6,293,716

		125,621,519

Sweden — 0.8%
Alfa Laval AB	82,448	2,590,980
Assa Abloy AB, Class B	329,649	7,765,294
Atlas Copco AB, Class A	961,247	11,406,216
Atlas Copco AB, Class B	465,946	4,914,614
Boliden AB	106,696	4,788,194
Electrolux AB, Class B(a)	106,146	1,503,436
Embracer Group AB(a)(b)	205,922	959,829
Epiroc AB, Class A	363,833	7,079,010
EQT AB	99,745	2,250,723
Essity AB, Class B	197,796	5,167,250
Evolution AB(c)	58,126	6,532,842
Fastighets AB Balder, Class B(b)	176,903	911,447
Getinge AB, Class B	77,778	1,752,150
H & M Hennes & Mauritz AB, Class B(a)	247,475	3,047,973
Hexagon AB, Class B	715,587	8,203,133
Holmen AB, Class B	22,890	944,111
Husqvarna AB, Class B	103,301	878,873
Industrivarden AB, Class A	20,596	545,595
Industrivarden AB, Class C	58,484	1,540,741
Indutrade AB	86,403	1,918,771
Investment AB Latour, Class B	39,962	843,155
Investor AB, Class B	695,471	13,514,374
Kinnevik AB, Class B(b)	79,673	1,231,517
L E Lundbergforetagen AB, Class B	21,100	977,083
Lifco AB, Class B	71,870	1,320,276
Nibe Industrier AB, Class B	491,272	5,307,833
Nordea Bank Abp	1,077,634	12,597,955
Sagax AB, Class B	56,644	1,409,019
Sandvik AB	383,096	7,917,689
Securitas AB, Class B	100,505	919,978
Skandinaviska Enskilda Banken AB, Class A	523,731	6,340,187
Skanska AB, Class B	77,148	1,361,670
SKF AB, Class B	156,721	2,773,694
Svenska Cellulosa AB SCA, Class B	187,189	2,599,369
Svenska Handelsbanken AB, Class A	452,115	4,714,663
Swedbank AB, Class A	293,840	5,652,428
Swedish Orphan Biovitrum AB(b)	49,668	1,107,624
Tele2 AB, Class B	129,607	1,119,354
Telefonaktiebolaget LM Ericsson, Class B	968,247	5,616,278
Telia Co. AB	873,290	2,255,394
Volvo AB, Class B	506,837	10,057,422
Volvo Car AB, Class B(a)(b)	200,044	998,119

		165,336,263

Switzerland — 2.7%
ABB Ltd., Registered	567,258	19,749,457
Adecco Group AG, Registered	57,359	2,130,354
Alcon Inc.	167,280	12,622,698
Bachem Holding AG, Class A(a)	10,372	917,236
Baloise Holding AG, Registered	8,792	1,446,045
Barry Callebaut AG, Registered	707	1,477,158
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	398	4,371,122
Chocoladefabriken Lindt & Spruengli AG, Registered	12	1,350,712
Cie. Financiere Richemont SA, Class A, Registered	173,811	26,794,218
Clariant AG, Registered	42,921	736,027

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Coca-Cola HBC AG, Class DI	79,994	$1,943,964
Credit Suisse Group AG, Registered	1,081,548	3,725,805
EMS-Chemie Holding AG, Registered	1,756	1,309,063
Geberit AG, Registered	13,244	7,535,602
Givaudan SA, Registered	2,740	8,883,710
Holcim AG	168,130	10,051,603
Julius Baer Group Ltd.	90,128	5,781,199
Kuehne + Nagel International AG, Registered	18,926	4,513,029
Logitech International SA, Registered	55,748	3,262,192
Lonza Group AG, Registered	25,616	14,612,425
Nestle SA, Registered	892,548	108,898,929
Novartis AG, Registered	706,039	63,832,305
Partners Group Holding AG	7,067	6,630,941
Roche Holding AG, Bearer	8,520	3,118,668
Roche Holding AG, NVS	228,194	71,235,406
Schindler Holding AG, Participation Certificates, NVS	12,368	2,636,082
Schindler Holding AG, Registered	11,471	2,320,456
SGS SA, Registered	1,883	4,591,948
Siemens Energy AG(b)	131,276	2,744,825
SIG Group AG	89,066	2,207,586
Sika AG, Registered	48,077	13,660,928
Sonova Holding AG, Registered	19,207	4,803,126
STMicroelectronics NV	228,273	10,748,990
Straumann Holding AG	33,244	4,352,869
Swatch Group AG (The), Bearer	12,710	4,601,891
Swiss Life Holding AG, Registered	7,183	4,251,242
Swiss Prime Site AG, Registered	34,401	3,065,412
Swiss Re AG	97,241	10,182,193
Swisscom AG, Registered	8,774	5,184,167
TE Connectivity Ltd.	108,235	13,762,080
Temenos AG, Registered	25,738	1,837,194
UBS Group AG, Registered	1,154,024	24,633,074
VAT Group AG(c)	9,149	2,848,118
Zurich Insurance Group AG	49,821	24,637,904

		529,999,953

Taiwan — 1.6%
Accton Technology Corp.	201,000	1,642,627
Acer Inc.	1,691,000	1,411,728
Advantech Co. Ltd.	170,388	1,948,340
Airtac International Group	48,393	1,655,000
ASE Technology Holding Co. Ltd.	1,146,873	3,869,597
Asia Cement Corp.	1,713,000	2,413,267
Asustek Computer Inc.	206,000	1,876,338
AUO Corp.	2,192,400	1,232,827
Catcher Technology Co. Ltd.	155,000	921,728
Cathay Financial Holding Co. Ltd.	3,139,264	4,469,311
Chailease Holding Co. Ltd.	447,326	3,371,111
Chang Hwa Commercial Bank Ltd.	1,146,212	673,584
China Airlines Ltd.	815,000	531,653
China Development Financial Holding Corp.	5,545,000	2,449,665
China Steel Corp.	3,483,305	3,686,162
Chunghwa Telecom Co. Ltd.	1,184,140	4,425,270
CTBC Financial Holding Co. Ltd.	5,916,142	4,523,627
Delta Electronics Inc.	700,000	6,788,224
E Ink Holdings Inc.	313,000	1,816,268
E.Sun Financial Holding Co. Ltd.	5,173,126	4,236,985
Eclat Textile Co. Ltd.	65,000	1,084,024
eMemory Technology Inc.	25,000	1,370,710
Eva Airways Corp.	729,000	711,399
Evergreen Marine Corp. Taiwan Ltd.	302,000	1,542,839

Security	Shares	Value

Taiwan (continued)
Far EasTone Telecommunications Co. Ltd.	796,000	$1,770,721
Feng TAY Enterprise Co. Ltd.	135,800	896,636
First Financial Holding Co. Ltd.	3,388,158	2,955,121
Formosa Chemicals & Fibre Corp.	1,042,000	2,511,529
Formosa Plastics Corp.	1,329,160	3,962,051
Fubon Financial Holding Co. Ltd.	2,340,419	4,713,797
Giant Manufacturing Co. Ltd.	101,553	697,240
Globalwafers Co. Ltd.	71,000	1,245,699
Hon Hai Precision Industry Co. Ltd.	4,434,000	14,786,200
Hotai Motor Co. Ltd.	112,000	2,458,974
Hua Nan Financial Holdings Co. Ltd.	2,756,398	2,097,124
Innolux Corp.	2,688,755	1,100,054
Largan Precision Co. Ltd.	32,000	2,283,563
Lite-On Technology Corp.	783,000	1,739,902
MediaTek Inc.	450,000	10,872,431
Mega Financial Holding Co. Ltd.	3,312,994	3,537,655
Micro-Star International Co. Ltd.	269,000	1,181,531
momo.com Inc.	29,600	787,702
Nan Ya Plastics Corp.	2,024,830	5,095,742
Nan Ya Printed Circuit Board Corp.	86,000	706,196
Nanya Technology Corp.	331,000	642,943
Novatek Microelectronics Corp.	175,000	2,083,876
Parade Technologies Ltd.	25,000	773,092
Pegatron Corp.	450,000	970,040
Powerchip Semiconductor Manufacturing Corp.	873,000	1,006,940
President Chain Store Corp.	193,000	1,738,464
Quanta Computer Inc.	759,000	1,895,593
Realtek Semiconductor Corp.	153,000	1,643,049
Ruentex Development Co. Ltd.	654,000	979,428
Shanghai Commercial & Savings Bank Ltd. (The)	1,139,851	1,771,490
Silergy Corp.	100,000	2,034,945
SinoPac Financial Holdings Co. Ltd.	4,668,850	2,697,303
Taishin Financial Holding Co. Ltd.	5,831,418	3,169,787
Taiwan Cement Corp.	1,717,227	2,080,014
Taiwan Cooperative Financial Holding Co. Ltd.	3,644,827	3,220,823
Taiwan High Speed Rail Corp.	545,000	530,967
Taiwan Mobile Co. Ltd.	596,000	1,880,500
Taiwan Semiconductor Manufacturing Co. Ltd.	7,912,000	139,621,336
Unimicron Technology Corp.	388,000	1,786,350
Uni-President Enterprises Corp.	1,647,600	3,701,477
United Microelectronics Corp.	3,722,000	6,090,845
Vanguard International Semiconductor Corp.	314,000	1,055,430
Voltronic Power Technology Corp.	24,000	1,214,502
Walsin Lihwa Corp.	849,869	1,546,983
Wan Hai Lines Ltd.	234,600	597,875
Win Semiconductors Corp.	108,000	696,364
Winbond Electronics Corp.	1,169,000	846,893
Wiwynn Corp.	33,000	828,882
Yageo Corp.	105,858	1,921,421
Yang Ming Marine Transport Corp.	525,000	1,102,688
Yuanta Financial Holding Co. Ltd.	3,637,475	2,735,222
Zhen Ding Technology Holding Ltd.	198,000	731,141

		317,648,815

Thailand — 0.2%
Advanced Info Service PCL, NVDR	392,500	2,323,993
Airports of Thailand PCL, NVDR(b)	1,418,400	3,198,652
B Grimm Power PCL, NVDR(a)	710,800	870,941
Bangkok Dusit Medical Services PCL, NVDR	5,072,800	4,586,606
Bangkok Expressway & Metro PCL, NVDR	4,054,200	1,193,461
BTS Group Holdings PCL, NVDR	3,373,600	865,685

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Central Pattana PCL, NVDR	1,282,100	$2,778,706
Charoen Pokphand Foods PCL, NVDR	3,059,100	2,189,785
CP ALL PCL, NVDR	1,829,600	3,695,715
Delta Electronics Thailand PCL, NVDR(a)	117,000	3,214,457
Electricity Generating PCL, NVDR	136,700	722,433
Energy Absolute PCL, NVDR	769,100	2,021,905
Global Power Synergy PCL, NVDR(a)	504,400	1,056,051
Gulf Energy Development PCL, NVDR	1,501,856	2,455,388
Indorama Ventures PCL, NVDR	1,027,033	1,265,090
Intouch Holdings PCL, NVDR	871,600	1,926,011
Muangthai Capital PCL, NVDR	352,700	403,775
Osotspa PCL, NVDR	244,300	207,949
PTT Exploration & Production PCL, NVDR(a)	459,500	2,398,624
PTT Global Chemical PCL, NVDR(a)	735,400	1,102,231
PTT Public Company Ltd., NVDR	2,715,300	2,743,736
Ratch Group PCL, NVDR(a)	797,400	1,022,830
Siam Cement PCL (The), NVDR	235,900	2,406,962
Srisawad Corp. PCL, NVDR	349,600	568,327
True Corp. PCL, NVDR	4,720,600	697,021

		45,916,334

Turkey — 0.1%
Akbank TAS	942,208	853,715
Aselsan Elektronik Sanayi Ve Ticaret AS	469,404	1,420,296
BIM Birlesik Magazalar AS	244,812	1,623,327
Eregli Demir ve Celik Fabrikalari TAS	518,327	1,052,041
Hektas Ticaret TAS(b)	445,664	746,357
Sasa Polyester Sanayi AS(b)	150,173	805,521
Turk Hava Yollari AO(b)	194,235	1,424,059
Turkcell Iletisim Hizmetleri AS(a)	381,536	739,577
Turkiye Petrol Rafinerileri AS(b)	64,054	2,019,817
Turkiye Sise ve Cam Fabrikalari AS	893,992	1,887,609

		12,572,319

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	1,678,958	3,850,617
Abu Dhabi Islamic Bank PJSC	297,019	763,441
Abu Dhabi National Oil Co. for Distribution PJSC	989,136	1,186,553
Aldar Properties PJSC	2,194,199	2,613,155
Emaar Properties PJSC	1,886,451	2,866,492
Emirates NBD Bank PJSC	816,557	2,884,614
Emirates Telecommunications Group Co. PJSC	958,385	6,714,990
First Abu Dhabi Bank PJSC	1,218,773	4,520,894
Multiply Group(b)	1,087,310	1,200,476
Q Holding PJSC(b)	652,426	613,012

		27,214,244

United Kingdom — 4.0%
3i Group PLC	367,258	7,165,104
abrdn PLC	822,554	2,166,471
Admiral Group PLC	59,362	1,613,775
Amcor PLC	523,976	6,319,151
Anglo American PLC	368,439	15,890,913
Antofagasta PLC	157,255	3,378,867
Ashtead Group PLC	157,886	10,399,757
Associated British Foods PLC	116,490	2,674,052
AstraZeneca PLC	498,202	65,270,667
Auto Trader Group PLC(c)	345,302	2,679,020
Aviva PLC	770,418	4,345,040
BAE Systems PLC	1,078,272	11,414,629
Barclays PLC	5,124,978	11,781,253
Barratt Developments PLC	345,263	1,962,380

Security	Shares	Value

United Kingdom (continued)
Berkeley Group Holdings PLC	52,053	$2,665,512
BP PLC	6,403,578	38,679,197
British American Tobacco PLC	689,645	26,436,711
British Land Co. PLC (The)	373,351	2,043,302
BT Group PLC	2,261,795	3,484,732
Bunzl PLC	91,566	3,361,498
Burberry Group PLC	147,505	4,493,136
Clarivate PLC(a)(b)	126,535	1,407,069
CNH Industrial NV	381,016	6,740,688
Coca-Cola Europacific Partners PLC	72,261	4,062,513
Compass Group PLC	532,086	12,710,472
Croda International PLC	35,243	3,003,998
DCC PLC	30,094	1,714,091
Diageo PLC	725,771	31,735,114
Entain PLC	200,289	3,693,466
Experian PLC	311,956	11,408,067
Ferguson PLC	73,051	10,292,517
Glencore PLC	3,273,866	21,924,694
GSK PLC	1,256,321	22,067,297
Haleon PLC(b)	1,570,436	6,293,334
Halma PLC	92,035	2,450,342
Hargreaves Lansdown PLC	98,867	1,088,449
Hikma Pharmaceuticals PLC	42,809	905,586
HSBC Holdings PLC	6,520,519	48,045,439
Imperial Brands PLC	305,642	7,667,403
Informa PLC	369,813	3,058,630
InterContinental Hotels Group PLC	34,556	2,399,000
Intertek Group PLC	59,519	3,198,969
J Sainsbury PLC	727,000	2,357,719
JD Sports Fashion PLC	745,822	1,503,293
Johnson Matthey PLC	68,266	1,906,858
Kingfisher PLC(a)	763,166	2,632,860
Land Securities Group PLC	283,183	2,480,911
Legal & General Group PLC	2,023,087	6,366,530
Lloyds Banking Group PLC	22,502,263	14,644,369
London Stock Exchange Group PLC	107,803	9,868,812
M&G PLC	723,834	1,807,645
Melrose Industries PLC	1,522,898	2,685,124
Mondi PLC	98,480	1,857,120
National Grid PLC	1,068,027	13,577,714
NatWest Group PLC, NVS	1,469,468	5,606,104
Next PLC	47,993	3,929,387
NMC Health PLC, NVS(d)	19,275	—
Ocado Group PLC(a)(b)	182,998	1,464,421
Pearson PLC	263,708	3,007,373
Persimmon PLC	108,010	1,886,427
Prudential PLC	807,047	13,409,127
Reckitt Benckiser Group PLC	225,726	16,085,438
RELX PLC	640,948	19,041,861
Rentokil Initial PLC	588,150	3,566,205
Rio Tinto PLC	392,973	30,770,268
Rolls-Royce Holdings PLC(b)	2,706,021	3,540,377
Royalty Pharma PLC, Class A	102,774	4,027,713
Sage Group PLC (The)	250,489	2,406,615
Schroders PLC	146,584	866,867
Segro PLC	316,884	3,261,874
Severn Trent PLC	108,827	3,787,276
Shell PLC	2,403,775	70,569,445
Smith & Nephew PLC	302,178	4,173,179
Smiths Group PLC	106,294	2,269,059

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Spirax-Sarco Engineering PLC	20,391	$2,912,690
SSE PLC	342,083	7,301,649
St. James’s Place PLC	266,363	4,039,057
Standard Chartered PLC	863,278	7,251,201
Taylor Wimpey PLC	1,272,385	1,846,130
Tesco PLC	2,331,440	7,086,131
Unilever PLC	826,552	42,070,716
United Utilities Group PLC	161,693	2,115,763
Vodafone Group PLC	8,575,870	9,894,948
Whitbread PLC	52,692	1,984,497
WPP PLC	422,610	4,937,663

		780,890,721

United States — 59.3%
3M Co.	171,481	19,734,033
A O Smith Corp.	35,294	2,389,404
Abbott Laboratories	555,320	61,390,626
AbbVie Inc.	571,292	84,408,393
Accenture PLC, Class A	203,951	56,912,527
Activision Blizzard Inc.	256,048	19,605,595
Adobe Inc.(b)	152,291	56,399,449
Advance Auto Parts Inc.	22,655	3,449,903
Advanced Micro Devices Inc.(b)	528,996	39,754,049
AES Corp. (The)	235,590	6,457,522
Affirm Holdings Inc.(a)(b)	68,072	1,102,086
Aflac Inc.	188,054	13,821,969
Agilent Technologies Inc.	98,511	14,981,553
Air Products and Chemicals Inc.	72,427	23,213,578
Airbnb Inc., Class A(b)	121,692	13,521,198
Akamai Technologies Inc.(b)	56,881	5,059,565
Albemarle Corp.	39,489	11,114,179
Alcoa Corp.	61,065	3,190,036
Alexandria Real Estate Equities Inc.	43,422	6,979,652
Align Technology Inc.(b)	25,021	6,748,914
Allegion PLC	27,312	3,210,526
Alliant Energy Corp.	90,818	4,906,897
Allstate Corp. (The)	91,722	11,783,525
Ally Financial Inc.	87,193	2,832,901
Alnylam Pharmaceuticals Inc.(b)	41,007	9,283,985
Alphabet Inc., Class A(b)	1,927,386	190,502,832
Alphabet Inc., Class C, NVS(b)	1,788,971	178,664,534
Altria Group Inc.	588,065	26,486,448
Amazon.com Inc.(b)	2,958,320	305,091,542
AMERCO	28,049	1,733,148
Ameren Corp.	87,864	7,632,746
American Electric Power Co. Inc.	164,938	15,497,574
American Express Co.	210,552	36,831,861
American Financial Group Inc./OH	24,490	3,492,029
American Homes 4 Rent, Class A	102,104	3,501,146
American International Group Inc.	242,045	15,302,085
American Tower Corp.	149,052	33,296,726
American Water Works Co. Inc.	63,685	9,966,066
Ameriprise Financial Inc.	37,434	13,106,392
AmerisourceBergen Corp.	53,931	9,112,182
AMETEK Inc.	66,769	9,676,163
Amgen Inc.	170,576	43,053,382
Amphenol Corp., Class A	180,298	14,382,371
Analog Devices Inc.	163,028	27,954,411
Annaly Capital Management Inc.	165,515	3,884,637
Ansys Inc.(b)	23,440	6,243,478
Aon PLC, Class A	70,666	22,519,841

Security	Shares	Value

United States (continued)
APA Corp.	104,033	$4,611,783
Apollo Global Management Inc.	127,871	9,050,709
Apple Inc.	5,187,448	748,496,872
Applied Materials Inc.	285,314	31,809,658
Aptiv PLC(b)	89,960	10,173,576
Aramark	53,861	2,398,430
Arch Capital Group Ltd.(a)(b)	112,615	7,246,775
Archer-Daniels-Midland Co.	184,894	15,318,468
Ares Management Corp., Class A	44,952	3,730,566
Arista Networks Inc.(b)	80,997	10,207,242
Arrow Electronics Inc.(b)	20,228	2,376,588
Arthur J Gallagher & Co.	64,521	12,628,050
Assurant Inc.	14,406	1,910,092
AT&T Inc.	2,303,228	46,916,754
Atmos Energy Corp.(a)	40,662	4,779,411
Autodesk Inc.(b)	73,569	15,829,106
Automatic Data Processing Inc.	133,113	30,058,247
AutoZone Inc.(b)	6,598	16,091,532
AvalonBay Communities Inc.	46,562	8,261,961
Avantor Inc.(b)	180,686	4,318,395
Avery Dennison Corp.	21,007	3,979,566
Baker Hughes Co.	322,263	10,228,628
Ball Corp.	109,467	6,375,358
Bank of America Corp.	2,291,015	81,285,212
Bank of New York Mellon Corp. (The)	258,607	13,077,756
Bath & Body Works Inc.	79,739	3,668,791
Baxter International Inc.	166,352	7,600,623
Becton Dickinson and Co.	88,870	22,414,791
Bentley Systems Inc., Class B(a)	73,894	2,885,561
Berkshire Hathaway Inc., Class B(b)	415,398	129,404,785
Best Buy Co. Inc.	66,965	5,941,135
Bill.com Holdings Inc.(a)(b)	29,832	3,449,176
Biogen Inc.(b)	47,793	13,902,984
BioMarin Pharmaceutical Inc.(a)(b)	63,229	7,293,465
Bio-Rad Laboratories Inc., Class A(b)	7,948	3,715,372
Bio-Techne Corp.	46,631	3,714,625
Black Knight Inc.(b)	51,641	3,128,928
BlackRock Inc.(f)	49,105	37,281,007
Blackstone Inc., NVS	229,441	22,017,158
Block Inc.(b)	168,756	13,790,740
Boeing Co. (The)(b)	182,920	38,961,960
Booking Holdings Inc.(b)	13,072	31,818,555
Booz Allen Hamilton Holding Corp.	47,693	4,513,666
BorgWarner Inc.	82,737	3,911,805
Boston Properties Inc.	51,555	3,842,910
Boston Scientific Corp.(b)	478,873	22,147,876
Bristol-Myers Squibb Co.	686,539	49,877,058
Broadcom Inc.	130,771	76,502,343
Broadridge Financial Solutions Inc.	32,860	4,940,830
Brown & Brown Inc.	84,490	4,947,734
Brown-Forman Corp., Class B	107,690	7,170,000
Bunge Ltd.	46,511	4,609,240
Burlington Stores Inc.(a)(b)	23,193	5,330,447
Cadence Design Systems Inc.(b)	86,456	15,806,750
Caesars Entertainment Inc.(b)	70,918	3,691,991
Camden Property Trust	33,232	4,094,515
Campbell Soup Co.	58,367	3,030,998
Capital One Financial Corp.	126,737	15,081,703
Cardinal Health Inc.	84,033	6,491,549
Carlisle Companies Inc.	16,842	4,224,984

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Carlyle Group Inc. (The)	52,063	$1,872,706
CarMax Inc.(a)(b)	55,661	3,921,317
Carnival Corp.(a)(b)	314,752	3,405,617
Carrier Global Corp.	283,417	12,903,976
Catalent Inc.(a)(b)	54,869	2,938,235
Caterpillar Inc.	173,471	43,764,999
Cboe Global Markets Inc.	28,092	3,451,945
CBRE Group Inc., Class A(b)	110,791	9,473,738
CDW Corp./DE	40,577	7,954,309
Celanese Corp.	37,907	4,670,142
Centene Corp.(b)	193,202	14,729,720
CenterPoint Energy Inc.	188,789	5,686,325
Ceridian HCM Holding Inc.(b)	48,662	3,517,289
CF Industries Holdings Inc.	69,071	5,850,314
CH Robinson Worldwide Inc.(a)	41,455	4,152,547
Charles River Laboratories International Inc.(b)	15,097	3,672,345
Charles Schwab Corp. (The)	474,191	36,711,867
Charter Communications Inc., Class A(b)	36,839	14,157,596
Cheniere Energy Inc.	72,369	11,057,260
Chesapeake Energy Corp.	28,144	2,440,648
Chevron Corp.	603,662	105,049,261
Chewy Inc., Class A(a)(b)	33,780	1,522,127
Chipotle Mexican Grill Inc.(b)	9,123	15,019,925
Chubb Ltd.	132,537	30,150,842
Church & Dwight Co. Inc.	86,350	6,982,261
Cigna Corp.	97,843	30,983,943
Cincinnati Financial Corp.	43,024	4,868,166
Cintas Corp.	26,395	11,712,517
Cisco Systems Inc.	1,313,780	63,941,673
Citigroup Inc.	633,250	33,068,315
Citizens Financial Group Inc.	154,109	6,676,002
Cleveland-Cliffs Inc.(b)	173,969	3,714,238
Clorox Co. (The)	41,818	6,050,646
Cloudflare Inc., Class A(a)(b)	83,792	4,433,435
CME Group Inc.	120,302	21,252,551
CMS Energy Corp.	99,025	6,257,390
Coca-Cola Co. (The)	1,333,323	81,759,366
Cognex Corp.	51,992	2,846,042
Cognizant Technology Solutions Corp., Class A	176,872	11,806,206
Coinbase Global Inc., Class A(a)(b)	38,997	2,280,545
Colgate-Palmolive Co.	262,556	19,568,299
Comcast Corp., Class A	1,418,095	55,802,038
Conagra Brands Inc.	172,454	6,413,564
ConocoPhillips	416,531	50,762,633
Consolidated Edison Inc.	109,553	10,441,496
Constellation Brands Inc., Class A	48,536	11,237,055
Constellation Energy Corp.	109,758	9,368,943
Cooper Companies Inc. (The)	12,777	4,458,279
Copart Inc.(b)	140,600	9,365,366
Corning Inc.	262,958	9,100,976
Corteva Inc.	242,235	15,612,046
CoStar Group Inc.(b)	133,503	10,399,884
Costco Wholesale Corp.	143,530	73,363,924
Coterra Energy Inc.	259,941	6,506,323
Crowdstrike Holdings Inc., Class A(b)	65,740	6,961,866
Crown Castle Inc.	141,967	21,026,732
Crown Holdings Inc.	31,767	2,800,579
CSX Corp.	706,394	21,841,702
Cummins Inc.	48,567	12,119,409
CVS Health Corp.	427,410	37,706,110

Security	Shares	Value

United States (continued)
Danaher Corp.	223,772	$59,160,841
Darden Restaurants Inc.	43,593	6,450,456
Darling Ingredients Inc.(b)	47,873	3,173,501
Datadog Inc., Class A(a)(b)	77,016	5,761,567
DaVita Inc.(a)(b)	22,477	1,851,880
Deere & Co.	94,367	39,902,142
Dell Technologies Inc., Class C	84,903	3,448,760
Delta Air Lines Inc.(b)	54,090	2,114,919
DENTSPLY SIRONA Inc.	77,761	2,863,938
Devon Energy Corp.	209,816	13,268,764
Dexcom Inc.(b)	129,642	13,883,362
Diamondback Energy Inc.	53,324	7,791,703
Digital Realty Trust Inc.	94,020	10,776,572
Discover Financial Services	95,097	11,100,673
DISH Network Corp., Class A(b)	84,710	1,218,977
DocuSign Inc.(b)	67,943	4,120,064
Dollar General Corp.	75,701	17,683,754
Dollar Tree Inc.(b)	74,597	11,202,977
Dominion Energy Inc.	257,576	16,392,137
Domino’s Pizza Inc.	12,626	4,456,978
DoorDash Inc., Class A(b)	68,509	3,968,041
Dover Corp.	50,195	7,621,107
Dow Inc.	240,891	14,296,881
DR Horton Inc.	115,736	11,421,986
Dropbox Inc., Class A(b)	119,846	2,784,023
DTE Energy Co.	60,307	7,017,926
Duke Energy Corp.	248,151	25,423,070
DuPont de Nemours Inc.	168,767	12,480,320
Dynatrace Inc.(b)	70,426	2,706,471
Eastman Chemical Co.	30,848	2,719,868
Eaton Corp. PLC	126,796	20,567,579
eBay Inc.	165,129	8,173,886
Ecolab Inc.	85,107	13,177,117
Edison International	125,570	8,651,773
Edwards Lifesciences Corp.(b)	204,846	15,711,688
Elanco Animal Health Inc.(b)	113,193	1,554,140
Electronic Arts Inc.	93,041	11,972,516
Elevance Health Inc.	78,598	39,298,214
Eli Lilly & Co.	261,420	89,967,693
Emerson Electric Co.	182,826	16,494,562
Enphase Energy Inc.(b)	44,111	9,765,293
Entegris Inc.	42,809	3,455,114
Entergy Corp.	68,231	7,388,053
EOG Resources Inc.	191,627	25,342,671
EPAM Systems Inc.(b)	17,927	5,963,417
EQT Corp.	107,242	3,503,596
Equifax Inc.	41,740	9,274,628
Equinix Inc.	29,570	21,826,504
Equitable Holdings Inc.	130,774	4,193,922
Equity LifeStyle Properties Inc.	40,457	2,904,003
Equity Residential	121,663	7,743,850
Erie Indemnity Co., Class A, NVS	10,117	2,472,089
Essential Utilities Inc.	82,165	3,839,570
Essex Property Trust Inc.	22,684	5,128,172
Estee Lauder Companies Inc. (The), Class A	76,420	21,174,454
Etsy Inc.(b)	41,955	5,772,169
Everest Re Group Ltd.	14,604	5,106,873
Evergy Inc.	57,773	3,619,478
Eversource Energy	110,288	9,080,011
Exact Sciences Corp.(a)(b)	58,620	3,958,022

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Exelon Corp.	329,535	$13,903,082
Expedia Group Inc.(b)	48,590	5,553,837
Expeditors International of Washington Inc.	55,693	6,023,198
Extra Space Storage Inc.	46,391	7,321,892
Exxon Mobil Corp.	1,336,593	155,058,154
F5 Inc.(b)	21,149	3,122,861
FactSet Research Systems Inc.	11,253	4,759,344
Fair Isaac Corp.(a)(b)	8,636	5,751,144
Fastenal Co.	196,279	9,921,903
FedEx Corp.	79,806	15,471,191
Fidelity National Financial Inc.	93,309	4,108,395
Fidelity National Information Services Inc.	198,287	14,879,456
Fifth Third Bancorp	235,224	8,536,279
First Citizens BancShares Inc./NC, Class A	3,826	2,975,404
First Horizon Corp.	155,187	3,837,775
First Republic Bank/CA	60,999	8,593,539
First Solar Inc.(b)	30,373	5,394,245
FirstEnergy Corp.	181,881	7,448,027
Fiserv Inc.(b)	198,041	21,127,014
FleetCor Technologies Inc.(b)	25,636	5,353,053
FMC Corp.	45,127	6,007,758
Ford Motor Co.	1,287,378	17,392,477
Fortinet Inc.(b)	230,075	12,042,126
Fortive Corp.	110,019	7,484,593
Fortune Brands Home & Security Inc., NVS	32,707	2,109,929
Fox Corp., Class A, NVS	107,260	3,640,404
Franklin Resources Inc.	102,658	3,202,930
Freeport-McMoRan Inc.	436,787	19,489,436
Gaming and Leisure Properties Inc.	83,428	4,468,404
Garmin Ltd.	38,933	3,849,695
Gartner Inc.(b)	25,307	8,557,309
GE HealthCare Technologies Inc., NVS(b)	119,716	8,322,656
Gen Digital, Inc.	204,186	4,698,320
Generac Holdings Inc.(a)(b)	21,233	2,560,700
General Dynamics Corp.	77,491	18,060,052
General Electric Co.	359,121	28,902,058
General Mills Inc.	191,439	15,001,160
General Motors Co.	456,975	17,968,257
Genuine Parts Co.	43,737	7,339,943
Gilead Sciences Inc.	406,762	34,143,602
Global Payments Inc.	92,317	10,405,972
Globe Life Inc.	29,816	3,603,264
GoDaddy Inc., Class A(b)	58,237	4,783,005
Goldman Sachs Group Inc. (The)	111,405	40,753,063
Halliburton Co.	291,770	12,026,759
Hartford Financial Services Group Inc. (The)	113,841	8,835,200
Hasbro Inc.	44,271	2,619,515
HCA Healthcare Inc.	76,319	19,466,687
Healthcare Realty Trust Inc.	124,373	2,677,751
Healthpeak Properties Inc.	193,399	5,314,605
HEICO Corp.	13,594	2,323,894
HEICO Corp., Class A	15,260	2,039,957
Henry Schein Inc.(a)(b)	38,742	3,337,623
Hershey Co. (The)	47,986	10,777,656
Hess Corp.	83,480	12,535,357
Hewlett Packard Enterprise Co.	449,901	7,256,903
HF Sinclair Corp.	51,093	2,907,192
Hilton Worldwide Holdings Inc.	79,932	11,597,334
Hologic Inc.(b)	72,261	5,879,878
Home Depot Inc. (The)	331,560	107,481,805

Security	Shares	Value

United States (continued)
Honeywell International Inc.	213,271	$44,462,738
Horizon Therapeutics PLC(b)	71,535	7,848,820
Hormel Foods Corp.	103,105	4,671,688
Host Hotels & Resorts Inc.	246,264	4,642,076
Howmet Aerospace Inc.	138,773	5,646,673
HP Inc.	355,763	10,366,934
Hubbell Inc.	14,855	3,400,458
HubSpot Inc.(b)	14,616	5,071,898
Humana Inc.	41,709	21,342,495
Huntington Bancshares Inc./OH	421,970	6,401,285
Huntington Ingalls Industries Inc.	12,359	2,725,654
IDEX Corp.(a)	22,380	5,364,038
IDEXX Laboratories Inc.(b)	28,900	13,886,450
Illinois Tool Works Inc.	95,851	22,624,670
Illumina Inc.(b)	51,415	11,013,093
Incyte Corp.(b)	64,272	5,472,118
Ingersoll Rand Inc.	130,324	7,298,144
Insulet Corp.(b)	22,568	6,484,238
Intel Corp.	1,313,339	37,114,960
Intercontinental Exchange Inc.	171,045	18,395,890
International Business Machines Corp.	291,940	39,333,076
International Flavors & Fragrances Inc.	82,372	9,263,555
International Paper Co.	121,657	5,087,696
Interpublic Group of Companies Inc. (The)	94,600	3,449,116
Intuit Inc.	84,738	35,816,210
Intuitive Surgical Inc.(b)	117,873	28,960,217
Invesco Ltd.	99,646	1,844,447
Invitation Homes Inc.	179,060	5,819,450
IQVIA Holdings Inc.(b)	54,642	12,535,421
Iron Mountain Inc.(a)	82,328	4,493,462
Jack Henry & Associates Inc.	21,874	3,939,289
Jacobs Solutions Inc., NVS	42,785	5,286,087
Jazz Pharmaceuticals PLC(b)	22,441	3,515,607
JB Hunt Transport Services Inc.	21,210	4,009,751
JM Smucker Co. (The)	32,409	4,952,095
Johnson & Johnson	846,639	138,357,745
Johnson Controls International PLC	229,375	15,957,619
JPMorgan Chase & Co.	947,499	132,611,960
Juniper Networks Inc.	110,733	3,576,676
Kellogg Co.	76,152	5,222,504
Keurig Dr Pepper Inc.	256,204	9,038,877
KeyCorp.	317,265	6,088,315
Keysight Technologies Inc.(b)	60,998	10,939,991
Kimberly-Clark Corp.	106,743	13,877,657
Kimco Realty Corp.	200,626	4,506,060
Kinder Morgan Inc.	672,872	12,313,558
KKR & Co. Inc.	177,578	9,910,628
KLA Corp.	45,957	18,037,203
Knight-Swift Transportation Holdings Inc.	41,214	2,435,747
Kraft Heinz Co. (The)	235,170	9,531,440
Kroger Co. (The)	225,752	10,075,312
L3Harris Technologies Inc.	62,282	13,379,419
Laboratory Corp. of America Holdings	24,993	6,301,235
Lam Research Corp.	45,324	22,666,532
Lamb Weston Holdings Inc.	42,710	4,266,302
Las Vegas Sands Corp.(b)	113,464	6,694,376
Lear Corp.	13,613	1,984,503
Leidos Holdings Inc.	45,947	4,541,401
Lennar Corp., Class A	89,535	9,168,384
Lennox International Inc.	9,718	2,532,705

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Liberty Broadband Corp., Class C(a)(b)	35,579	$3,194,283
Liberty Global PLC, Class A(b)	50,442	1,094,087
Liberty Global PLC, Class C, NVS(b)	111,481	2,491,600
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	73,486	5,202,809
Liberty Media Corp.-Liberty SiriusXM, Class A, NVS(b)	19,338	785,510
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	39,932	1,609,260
Lincoln National Corp.	59,723	2,115,986
Linde PLC	160,738	53,194,634
Live Nation Entertainment Inc.(b)	44,543	3,585,266
LKQ Corp.	96,446	5,686,456
Lockheed Martin Corp.	77,819	36,050,430
Loews Corp.	46,949	2,886,425
Lowe’s Companies Inc.	203,738	42,428,438
LPL Financial Holdings Inc.	25,233	5,983,249
Lucid Group Inc.(a)(b)	136,479	1,595,440
Lululemon Athletica Inc.(b)	38,505	11,816,414
Lumen Technologies Inc.	312,836	1,642,389
LyondellBasell Industries NV, Class A	90,179	8,719,408
M&T Bank Corp.	58,799	9,172,644
Marathon Oil Corp.	233,416	6,411,938
Marathon Petroleum Corp.	166,762	21,432,252
Markel Corp.(b)	3,517	4,955,383
MarketAxess Holdings Inc.	10,376	3,775,308
Marriott International Inc./MD, Class A	92,990	16,196,998
Marsh & McLennan Companies Inc.	156,275	27,334,060
Martin Marietta Materials Inc.	21,445	7,712,480
Marvell Technology Inc.	271,967	11,735,376
Masco Corp.	86,211	4,586,425
Masimo Corp.(b)	19,119	3,251,760
Mastercard Inc., Class A	279,546	103,599,748
Match Group Inc.(b)	88,312	4,779,445
McCormick & Co. Inc./MD, NVS	86,342	6,486,011
McDonald’s Corp.	237,764	63,578,094
McKesson Corp.	48,286	18,284,942
Medical Properties Trust Inc.	171,750	2,224,163
Medtronic PLC	430,132	35,997,747
Merck & Co. Inc.	818,172	87,879,855
Meta Platforms Inc, Class A(b)	737,576	109,876,697
MetLife Inc.	216,959	15,842,346
Mettler-Toledo International Inc.(b)	6,915	10,600,142
MGM Resorts International	125,300	5,188,673
Microchip Technology Inc.	176,403	13,692,401
Micron Technology Inc.	360,709	21,750,753
Microsoft Corp.	2,287,030	566,748,904
Mid-America Apartment Communities Inc.	40,654	6,777,835
Moderna Inc.(a)(b)	109,425	19,265,366
Mohawk Industries Inc.(b)	18,163	2,180,650
Molina Healthcare Inc.(b)	19,531	6,090,352
Molson Coors Beverage Co., Class B(a)	66,761	3,510,293
Mondelez International Inc., Class A	454,392	29,735,412
MongoDB Inc., Class A(a)(b)	22,371	4,792,092
Monolithic Power Systems Inc.	14,544	6,203,889
Monster Beverage Corp.(b)	131,956	13,733,980
Moody’s Corp.	55,544	17,926,826
Morgan Stanley	413,883	40,283,232
Mosaic Co. (The)	117,564	5,824,121
Motorola Solutions Inc.	56,108	14,420,317
MSCI Inc.	24,074	12,796,775

Security	Shares	Value

United States (continued)
Nasdaq Inc.	99,658	$5,998,415
NetApp Inc.	80,947	5,361,120
Netflix Inc.(b)	144,821	51,246,359
Neurocrine Biosciences Inc.(b)	31,704	3,516,925
Newell Brands Inc., NVS	147,510	2,354,260
Newmont Corp.	262,815	13,910,798
News Corp., Class A, NVS	133,108	2,696,768
NextEra Energy Inc.	625,429	46,675,766
Nike Inc., Class B	410,079	52,215,359
NiSource Inc.	116,141	3,222,913
Nordson Corp.	17,467	4,249,721
Norfolk Southern Corp.	77,530	19,057,649
Northern Trust Corp.	69,362	6,726,033
Northrop Grumman Corp.	46,276	20,733,499
Novocure Ltd.(a)(b)	34,918	3,183,823
NRG Energy Inc.	85,378	2,921,635
Nucor Corp.	87,302	14,755,784
Nvidia Corp.	806,683	157,601,658
NVR Inc.(b)	814	4,289,780
O’Reilly Automotive Inc.(b)	20,740	16,433,339
Occidental Petroleum Corp.	309,110	20,027,237
Okta Inc.(b)	52,288	3,848,920
Old Dominion Freight Line Inc.(a)	28,158	9,383,372
Omnicom Group Inc.	74,292	6,388,369
ON Semiconductor Corp.(b)	132,223	9,711,779
ONEOK Inc.	127,677	8,743,321
Oracle Corp.	524,510	46,398,155
Otis Worldwide Corp.	138,804	11,413,853
Ovintiv Inc.	64,156	3,158,400
Owens Corning	24,724	2,389,575
PACCAR Inc.	118,720	12,977,283
Packaging Corp. of America	24,028	3,428,796
Palantir Technologies Inc., Class A(b)	533,495	4,150,591
Palo Alto Networks Inc.(b)	98,557	15,635,082
Paramount Global, Class B, NVS	200,789	4,650,273
Parker-Hannifin Corp.	38,369	12,508,294
Paychex Inc.	97,690	11,318,363
Paycom Software Inc.(b)	17,327	5,612,908
Paylocity Holding Corp.(b)	15,459	3,219,955
PayPal Holdings Inc.(b)	358,169	29,187,192
Pentair PLC	63,603	3,522,334
PepsiCo Inc.	444,399	76,001,117
PerkinElmer Inc.	35,700	4,909,821
Pfizer Inc.	1,814,468	80,126,907
PG&E Corp.(b)	490,751	7,802,941
Philip Morris International Inc.	496,994	51,806,655
Phillips 66	157,973	15,839,953
Pinterest Inc., Class A(a)(b)	182,928	4,809,177
Pioneer Natural Resources Co.	73,951	17,034,613
Plug Power Inc.(a)(b)	170,968	2,909,875
PNC Financial Services Group Inc. (The)	129,662	21,449,985
Pool Corp.	12,649	4,877,581
PPG Industries Inc.	80,337	10,471,125
PPL Corp.	243,765	7,215,444
Principal Financial Group Inc.(a)	83,257	7,705,435
Procter & Gamble Co. (The)	773,204	110,088,786
Progressive Corp. (The)	184,193	25,114,716
Prologis Inc.	302,825	39,149,216
Prudential Financial Inc.	127,990	13,431,271
PTC Inc.(b)	32,523	4,386,702

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Public Service Enterprise Group Inc.	171,793	$10,639,140
Public Storage	53,113	16,164,410
PulteGroup Inc.	86,134	4,900,163
Qorvo Inc.(b)	38,418	4,174,500
Qualcomm Inc.	362,391	48,274,105
Quanta Services Inc.	44,768	6,813,242
Quest Diagnostics Inc.	41,089	6,100,895
Raymond James Financial Inc.	58,717	6,621,516
Raytheon Technologies Corp.	478,581	47,786,313
Realty Income Corp.	197,618	13,404,429
Regency Centers Corp.	36,488	2,431,195
Regeneron Pharmaceuticals Inc.(b)	35,313	26,783,851
Regions Financial Corp.	331,417	7,801,556
Repligen Corp.(a)(b)	19,199	3,557,575
Republic Services Inc.	73,738	9,203,977
ResMed Inc.	49,885	11,392,237
Rivian Automotive Inc., Class A(b)	100,272	1,945,277
Robert Half International Inc.	31,425	2,638,443
ROBLOX Corp., Class A(b)	115,010	4,279,522
Rockwell Automation Inc.	38,377	10,823,465
Roku Inc.(a)(b)	40,234	2,313,455
Rollins Inc.	84,147	3,062,951
Roper Technologies Inc.	34,664	14,792,862
Ross Stores Inc.	118,761	14,036,363
Royal Caribbean Cruises Ltd.(b)	72,884	4,733,087
RPM International Inc.	40,521	3,643,243
S&P Global Inc.	109,027	40,878,583
Salesforce Inc.(b)	321,916	54,072,231
SBA Communications Corp.	31,205	9,284,424
Schlumberger NV	462,028	26,326,355
Seagate Technology Holdings PLC	71,119	4,820,446
Seagen Inc.(b)	45,123	6,293,756
Sealed Air Corp.	40,683	2,227,801
SEI Investments Co.	45,293	2,827,642
Sempra Energy	103,178	16,542,529
Sensata Technologies Holding PLC	47,089	2,394,476
ServiceNow Inc.(b)	65,407	29,768,688
Sherwin-Williams Co. (The)	82,101	19,424,276
Signature Bank/New York NY	20,287	2,616,009
Simon Property Group Inc.	106,201	13,642,580
Sirius XM Holdings Inc.(a)	164,770	954,018
Skyworks Solutions Inc.	56,175	6,160,712
Snap Inc., Class A, NVS(b)	353,894	4,091,015
Snap-on Inc.	13,387	3,329,749
Snowflake Inc., Class A(a)(b)	72,851	11,396,810
SolarEdge Technologies Inc.(b)	17,928	5,721,363
Southern Co. (The)	353,063	23,895,304
Southwest Airlines Co.	49,867	1,783,743
Splunk Inc.(b)	54,845	5,252,506
SS&C Technologies Holdings Inc.	75,768	4,572,599
Stanley Black & Decker Inc.	41,504	3,706,722
Starbucks Corp.	374,156	40,835,386
State Street Corp.	124,805	11,398,441
Steel Dynamics Inc.	56,487	6,814,592
STERIS PLC	29,124	6,014,397
Stryker Corp.	112,515	28,557,432
Sun Communities Inc.	29,819	4,677,408
SVB Financial Group(b)	19,145	5,790,214
Synchrony Financial	164,884	6,056,189
Synopsys Inc.(b)	48,041	16,994,504

Security	Shares	Value

United States (continued)
Sysco Corp.	166,382	$12,887,950
T-Mobile U.S. Inc.(b)	201,536	30,091,340
T Rowe Price Group Inc.	74,893	8,722,788
Take-Two Interactive Software Inc.(b)	51,829	5,868,598
Targa Resources Corp.	71,390	5,355,678
Target Corp.	151,172	26,022,748
Teledyne Technologies Inc.(b)	14,314	6,072,858
Teleflex Inc.	12,431	3,025,954
Teradyne Inc.	56,137	5,709,133
Tesla Inc.(b)	860,033	148,974,916
Texas Instruments Inc.	297,880	52,787,315
Texas Pacific Land Corp.	1,915	3,822,053
Textron Inc.	74,204	5,405,761
Thermo Fisher Scientific Inc.	126,009	71,866,713
TJX Companies Inc. (The)	384,507	31,475,743
Tractor Supply Co.	37,471	8,543,013
Trade Desk Inc. (The), Class A(b)	144,299	7,315,959
Tradeweb Markets Inc., Class A	37,103	2,765,658
Trane Technologies PLC	69,240	12,402,269
TransDigm Group Inc.	17,551	12,597,230
TransUnion	66,010	4,736,218
Travelers Companies Inc. (The)	80,225	15,332,602
Trimble Inc.(b)	91,043	5,285,957
Truist Financial Corp.	440,185	21,740,737
Twilio Inc., Class A(b)	59,358	3,551,983
Tyler Technologies Inc.(b)	12,560	4,053,991
Tyson Foods Inc., Class A	96,853	6,368,085
U.S. Bancorp	449,958	22,407,908
Uber Technologies Inc.(b)	459,455	14,210,943
UDR Inc.	103,116	4,391,710
UGI Corp.	58,060	2,312,530
Ulta Beauty Inc.(b)	17,274	8,878,145
Union Pacific Corp.	202,310	41,309,679
United Parcel Service Inc., Class B	237,520	43,995,830
United Rentals Inc.(b)	19,940	8,792,543
UnitedHealth Group Inc.	301,799	150,655,043
Unity Software Inc.(a)(b)	83,094	2,951,499
Universal Health Services Inc., Class B	19,988	2,962,421
Vail Resorts Inc.	14,440	3,788,190
Valero Energy Corp.	123,466	17,288,944
Veeva Systems Inc., Class A(a)(b)	46,735	7,970,654
Ventas Inc.	128,937	6,680,226
VeriSign Inc.(b)	28,886	6,298,592
Verisk Analytics Inc.	51,820	9,420,358
Verizon Communications Inc.	1,343,988	55,869,581
Vertex Pharmaceuticals Inc.(b)	84,317	27,242,823
VF Corp.	102,047	3,157,334
Viatris Inc.	405,251	4,927,852
VICI Properties Inc.	312,106	10,667,783
Visa Inc., Class A	528,547	121,676,805
Vistra Corp.	117,377	2,706,714
VMware Inc., Class A(b)	67,725	8,294,281
Vulcan Materials Co.	45,141	8,275,700
W R Berkley Corp.	72,080	5,055,691
Walmart Inc.	488,940	70,343,798
Walgreens Boots Alliance Inc.	239,101	8,813,263
Walt Disney Co. (The)(b)	589,812	63,988,704
Warner Bros. Discovery Inc.(a)(b)	756,438	11,210,411
Waste Management Inc.	135,222	20,922,900
Waters Corp.(b)	21,281	6,992,511

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Webster Financial Corp.	57,914	$3,049,172
WEC Energy Group Inc.	107,699	10,122,629
Wells Fargo & Co.	1,231,750	57,732,122
Welltower Inc.	140,230	10,522,859
West Pharmaceutical Services Inc.	25,305	6,721,008
Western Digital Corp.(b)	102,049	4,485,054
Western Union Co. (The)	152,197	2,156,631
Westinghouse Air Brake Technologies Corp.	59,433	6,169,740
Westlake Corp.(a)	9,363	1,149,308
Westrock Co.	92,672	3,636,449
Weyerhaeuser Co.	245,148	8,440,446
Whirlpool Corp.	21,870	3,402,753
Williams Companies Inc. (The)	399,963	12,894,807
Willis Towers Watson PLC	32,723	8,317,859
Wolfspeed Inc.(b)	39,843	3,068,309
Workday Inc., Class A(b)	63,878	11,589,386
WP Carey Inc.	46,898	4,011,186
WW Grainger Inc.	15,097	8,899,380
Wynn Resorts Ltd.(b)	36,359	3,768,247
Xcel Energy Inc.	177,347	12,196,153
Xylem Inc./NY	58,596	6,094,570
Yum! Brands Inc.	84,977	11,090,348
Zebra Technologies Corp., Class A(b)	17,565	5,553,702
Zillow Group Inc., Class C (a)(b)	58,254	2,575,409
Zimmer Biomet Holdings Inc.	68,398	8,709,801
Zoetis Inc.	156,695	25,931,456
Zoom Video Communications Inc., Class A(b)	74,109	5,558,175
ZoomInfo Technologies Inc.(b)	89,388	2,523,423
Zscaler Inc.(a)(b)	27,933	3,468,161

		11,611,020,280

Total Common Stocks — 99.3% (Cost: $16,916,141,871)		19,434,217,746

Preferred Stocks

Brazil — 0.2%
Banco Bradesco SA, Preference Shares, NVS	2,063,252	5,698,401
Cia. Energetica de Minas Gerais, Preference Shares, NVS	731,122	1,650,544
Gerdau SA, Preference Shares, NVS	290,372	1,872,777
Itau Unibanco Holding SA, Preference Shares, NVS	1,465,332	7,311,794
Itausa SA, Preference Shares, NVS	1,800,891	3,026,141
Petroleo Brasileiro SA, Preference Shares, NVS	1,940,434	9,965,352

		29,525,009

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	49,038	4,776,303

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	211,862	1,610,398

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,823	456,926
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(b)	37,450	4,452,757

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	60,608	$4,321,367
Porsche Automobil Holding SE, Preference Shares, NVS	53,643	3,207,673
Sartorius AG, Preference Shares, NVS	9,923	4,449,593
Volkswagen AG, Preference Shares, NVS	69,957	9,702,383

		26,590,699

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	1,929,900	275

South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	283,579	12,725,344

Total Preferred Stocks — 0.4% (Cost: $69,839,304)		75,228,028

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/17/23)(b)	89,344	45,331

Total Rights — 0.0% (Cost: $45,905)		45,331

Total Long-Term Investments — 99.7% (Cost: $16,986,027,080)		19,509,491,105

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(f)(g)(h)	238,859,107	239,002,422
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(f)(g)	20,890,000	20,890,000

Total Short-Term Securities — 1.3% (Cost: $259,695,233)		259,892,422

Total Investments — 101.0% (Cost: $17,245,722,313)		19,769,383,527

Liabilities in Excess of Other Assets — (1.0)%		(197,293,414)

Net Assets — 100.0%		$19,572,090,113

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$168,555,690	$70,287,681	(a)	$—	$17,168	$141,883	$239,002,422	238,859,107	$723,564	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,730,000	2,160,000	(a)	—	—	—	20,890,000	20,890,000	412,300		16
BlackRock Inc.	31,719,801	5,242,972		(3,900,481)	1,124,689	3,094,026	37,281,007	49,105	460,706		—

					$1,141,857	$3,235,909	$297,173,429		$1,596,570		$16

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	118	03/17/23	$12,502	$860,203
MSCI Emerging Markets Index	112	03/17/23	5,850	385,228
S&P 500 E-Mini Index	145	03/17/23	29,652	996,960

				$2,242,391

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,242,391	$—	$—	$—	$2,242,391

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,661,817	$—	$—	$—	$1,661,817

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(258,683)	$—	$—	$—	$(258,683)

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$43,246,753

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$411,416,333	$—	$411,416,333
Austria	—	9,973,344	—	9,973,344
Belgium	—	51,298,026	—	51,298,026
Brazil	102,424,065	10,591	—	102,434,656
Canada	624,670,925	—	—	624,670,925
Chile	6,788,152	2,258,645	—	9,046,797
China	62,681,584	672,684,896	303,192	735,669,672
Colombia	108,673	—	—	108,673
Czech Republic	3,225,082	1,630,935	—	4,856,017
Denmark	—	141,134,122	—	141,134,122
Egypt	—	1,047,227	—	1,047,227
Finland	—	47,827,522	—	47,827,522
France	—	602,400,618	—	602,400,618
Germany	—	388,531,655	—	388,531,655
Greece	—	3,973,107	—	3,973,107
Hong Kong	1,203,418	143,314,208	—	144,517,626
Hungary	—	3,374,145	—	3,374,145
India	—	283,280,178	—	283,280,178
Indonesia	—	41,373,244	—	41,373,244
Ireland	—	36,818,329	—	36,818,329
Israel	12,167,919	22,255,271	—	34,423,190
Italy	—	116,238,375	—	116,238,375
Japan	—	1,076,511,610	—	1,076,511,610
Kuwait	—	19,610,890	—	19,610,890
Malaysia	2,981,675	30,056,222	—	33,037,897
Mexico	52,482,791	—	—	52,482,791
Netherlands	18,656,636	228,254,405	—	246,911,041
New Zealand	—	10,899,749	—	10,899,749
Norway	—	35,230,905	—	35,230,905
Peru	5,552,084	—	—	5,552,084
Philippines	—	16,492,775	—	16,492,775
Poland	—	14,430,353	—	14,430,353
Portugal	—	9,837,638	—	9,837,638
Qatar	2,346,615	14,838,849	—	17,185,464
Russia	—	—	3,356	3,356
Saudi Arabia	592,228	86,339,507	—	86,931,735
Singapore	9,199,236	64,333,196	—	73,532,432
South Africa	18,385,582	56,806,477	—	75,192,059
South Korea	—	249,740,738	—	249,740,738
Spain	—	125,621,519	—	125,621,519
Sweden	—	165,336,263	—	165,336,263
Switzerland	13,762,080	516,237,873	—	529,999,953
Taiwan	—	317,648,815	—	317,648,815
Thailand	—	45,916,334	—	45,916,334
Turkey	746,357	11,825,962	—	12,572,319

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
United Arab Emirates	$—	$27,214,244	$—	$27,214,244
United Kingdom	15,816,446	765,074,275	—	780,890,721
United States	11,611,020,280	—	—	11,611,020,280
Preferred Stocks
Brazil	29,525,009	—	—	29,525,009
Chile	—	4,776,303	—	4,776,303
Colombia	1,610,398	—	—	1,610,398
Germany	—	26,590,699	—	26,590,699
Russia	—	—	275	275
South Korea	—	12,725,344	—	12,725,344
Rights	45,331	—	—	45,331
Short-Term Securities
Money Market Funds	259,892,422	—	—	259,892,422

	$12,855,884,988	$6,913,191,716	$306,823	$19,769,383,527

Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,242,391	$—	$—	$2,242,391

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
Aristocrat Leisure Ltd.	14,520	$350,560
ASX Ltd.	3,720	182,039
Australia & New Zealand Banking Group Ltd.	37,583	668,842
Brambles Ltd.	79,320	674,502
Cochlear Ltd.	1,200	181,292
Coles Group Ltd.	7,320	92,068
Commonwealth Bank of Australia	24,240	1,892,224
Computershare Ltd.	13,560	228,375
CSL Ltd.	7,560	1,596,297
Dexus	32,520	188,553
Endeavour Group Ltd./Australia	18,360	86,210
Goodman Group	26,880	383,405
GPT Group (The)	46,560	150,926
IDP Education Ltd.	4,560	101,476
IGO Ltd.	65,280	678,603
Insurance Australia Group Ltd.	60,000	208,366
James Hardie Industries PLC	17,280	387,738
Lottery Corp. Ltd. (The)(a)	69,840	232,927
Macquarie Group Ltd.	5,520	736,417
Medibank Pvt Ltd.	38,520	80,248
Mineral Resources Ltd.	11,880	752,124
Mirvac Group	74,520	120,395
National Australia Bank Ltd.	48,960	1,104,740
Newcrest Mining Ltd.	16,440	261,217
Northern Star Resources Ltd.	27,000	240,584
Pilbara Minerals Ltd.(a)	194,040	660,108
QBE Insurance Group Ltd.	32,760	319,637
Ramsay Health Care Ltd.	3,840	181,454
Scentre Group	105,120	228,090
Sonic Healthcare Ltd.	10,080	225,767
Stockland	83,640	233,712
Suncorp Group Ltd.	23,280	206,944
Telstra Corp. Ltd.	61,560	177,920
Transurban Group	60,000	588,248
Treasury Wine Estates Ltd.	31,200	321,384
Vicinity Ltd.	150,000	219,456
Wesfarmers Ltd.	18,840	664,236
Westpac Banking Corp.	53,880	906,578
WiseTech Global Ltd.(b)	3,000	130,079
Woolworths Group Ltd.	15,480	395,629
Xero Ltd.(a)	2,280	125,666

		17,165,036

Austria — 0.1%
Erste Group Bank AG	14,040	532,735
Verbund AG	3,960	337,167

		869,902

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	18,120	1,093,755
Argenx SE(a)	240	91,413
D’ieteren Group	480	91,735
Elia Group SA/NV	2,436	342,059

		1,618,962

Brazil — 0.5%
Ambev SA	96,016	258,373
B3 SA - Brasil, Bolsa, Balcao	126,000	321,683
Banco Bradesco SA	65,352	162,469
Banco BTG Pactual SA	57,720	245,830
Banco do Brasil SA	72,960	584,968

Security	Shares	Value

Brazil (continued)
BB Seguridade Participacoes SA	37,440	$278,644
CCR SA	73,920	171,247
Cia. de Saneamento Basico do Estado de Sao Paulo	11,640	127,629
Hapvida Participacoes e Investimentos SA(a)(c)	43,412	44,042
Hypera SA	9,000	82,265
Localiza Rent a Car SA	15,075	175,835
Localiza Rent a Car SA, NVS	65	758
Lojas Renner SA	21,960	93,571
MercadoLibre Inc.(a)	840	992,620
Petro Rio SA(a)	49,200	408,037
Suzano SA	15,720	143,565
Telefonica Brasil SA	18,720	154,221

		4,245,757

Canada — 3.8%
Agnico Eagle Mines Ltd.	12,120	684,451
Bank of Montreal	9,000	905,716
Bank of Nova Scotia (The)	20,760	1,123,853
BCE Inc.	12,480	589,976
Brookfield Asset Management Ltd.(a)(b)	4,650	151,814
Brookfield Corp.	18,600	691,970
Brookfield Renewable Corp., Class A	9,480	298,603
CAE Inc.(a)	11,400	257,465
Cameco Corp.	18,840	527,160
Canadian Imperial Bank of Commerce	12,000	547,804
Canadian National Railway Co.	9,120	1,085,585
Canadian Pacific Railway Ltd.	13,200	1,041,873
Canadian Utilities Ltd., Class A, NVS	9,120	253,472
CCL Industries Inc., Class B, NVS	3,720	173,985
CGI Inc.(a)	2,280	195,416
Constellation Software Inc./Canada	360	636,036
Dollarama Inc.	10,560	631,513
Element Fleet Management Corp.	11,040	155,990
Enbridge Inc.	32,280	1,321,720
Fairfax Financial Holdings Ltd.	1,200	794,441
First Quantum Minerals Ltd.	31,800	737,790
Franco-Nevada Corp.	9,960	1,460,970
George Weston Ltd.	2,400	308,751
Gildan Activewear Inc.	4,560	142,981
Great-West Lifeco Inc.	9,172	243,268
Hydro One Ltd.(c)	41,040	1,122,119
Intact Financial Corp.	3,360	487,453
Keyera Corp.	17,880	407,845
Loblaw Companies Ltd.	5,280	473,019
Lundin Mining Corp.	44,760	338,757
Manulife Financial Corp.	62,400	1,234,822
Metro Inc.	5,400	293,103
National Bank of Canada	2,520	189,301
Northland Power Inc.	9,240	248,196
Nutrien Ltd.	7,680	635,733
Onex Corp.	4,560	235,685
Open Text Corp.	3,360	112,703
Pan American Silver Corp.	6,240	113,727
Pembina Pipeline Corp.	82,440	2,925,100
Power Corp. of Canada	6,720	182,274
Quebecor Inc., Class B	9,000	213,476
Restaurant Brands International Inc.	3,480	232,854
Ritchie Bros Auctioneers Inc.	3,000	181,414
Rogers Communications Inc., Class B, NVS	7,440	361,725
Royal Bank of Canada	20,880	2,136,726
Shaw Communications Inc., Class B, NVS	13,560	403,574

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Shopify Inc., Class A(a)	14,520	$715,551
Sun Life Financial Inc.	7,200	361,799
TC Energy Corp.	23,880	1,028,928
TELUS Corp.	8,880	191,342
TFI International Inc.	1,560	173,745
Thomson Reuters Corp.	3,600	428,250
Toronto-Dominion Bank (The)	24,720	1,710,363
Wheaton Precious Metals Corp.	27,720	1,267,510
WSP Global Inc.	3,480	443,791

		33,813,488

Chile — 0.1%
Banco de Chile	1,102,200	120,443
Banco de Credito e Inversiones SA	3,720	112,139
Cia. Sud Americana de Vapores SA	3,349,200	291,124
Falabella SA	139,560	324,456

		848,162

China — 4.2%
360 DigiTech Inc.	12,000	289,560
Agricultural Bank of China Ltd., Class H	1,320,000	475,112
Alibaba Group Holding Ltd.(a)	228,068	3,135,629
Alibaba Health Information Technology Ltd.(a)	42,000	37,511
ANTA Sports Products Ltd.	24,000	364,047
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	24,000	103,337
Baidu Inc.(a)	38,840	652,902
Bank of Beijing Co. Ltd., Class A	108,000	68,039
Bank of Chengdu Co. Ltd., Class A	36,000	77,605
Bank of China Ltd., Class H	2,520,000	959,275
Bank of Communications Co. Ltd., Class A	396,000	284,667
Bank of Communications Co. Ltd., Class H	240,000	148,344
Bank of Jiangsu Co. Ltd., Class A	228,000	251,113
Bank of Shanghai Co. Ltd., Class A	96,000	85,247
Beijing Enterprises Water Group Ltd.	480,000	122,657
BOC Aviation Ltd.(c)	12,000	99,935
BYD Co. Ltd., Class H	10,500	332,509
C&D International Investment Group Ltd.(b)	120,000	381,552
CGN Power Co. Ltd., Class H(c)	960,000	224,313
China Cinda Asset Management Co. Ltd., Class H	2,520,000	357,786
China CITIC Bank Corp. Ltd., Class H	1,080,000	521,046
China Conch Venture Holdings Ltd.	120,000	254,650
China Construction Bank Corp., Class H	2,040,000	1,320,473
China Everbright Bank Co. Ltd., Class A	576,000	262,171
China Everbright Bank Co. Ltd., Class H	723,000	230,792
China Galaxy Securities Co. Ltd., Class H	420,000	226,403
China Life Insurance Co. Ltd., Class H	240,000	441,785
China Merchants Bank Co. Ltd., Class A	24,000	147,152
China Merchants Bank Co. Ltd., Class H	60,000	389,168
China Merchants Energy Shipping Co. Ltd., Class A	144,000	136,660
China Merchants Port Holdings Co. Ltd.	240,000	336,438
China Minsheng Banking Corp. Ltd., Class A	402,160	208,042
China Minsheng Banking Corp. Ltd., Class H	540,000	201,893
China National Nuclear Power Co. Ltd., Class A	384,098	344,306
China Oilfield Services Ltd., Class H	480,000	581,776
China Overseas Land & Investment Ltd.	120,000	324,032
China Pacific Insurance Group Co. Ltd., Class H	96,000	263,949
China Resources Beer Holdings Co. Ltd.	14,000	105,396
China Resources Land Ltd.	22,000	105,436
China Ruyi Holdings Ltd.(a)	480,000	128,344
China Taiping Insurance Holdings Co. Ltd.	96,000	132,963

Security	Shares	Value

China (continued)
China Tower Corp. Ltd., Class H(c)	2,400,000	$272,690
China Vanke Co. Ltd., Class H	60,000	121,290
China Yangtze Power Co. Ltd., Class A	84,000	258,793
CITIC Ltd.	360,000	421,262
Contemporary Amperex Technology Co. Ltd., Class A	3,500	242,848
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(a)	60,000	126,838
COSCO SHIPPING Holdings Co. Ltd., Class H	60,000	62,237
COSCO SHIPPING Ports Ltd.(b)	240,000	181,561
Country Garden Holdings Co. Ltd.(b)	240,000	90,055
Country Garden Services Holdings Co. Ltd.	15,000	40,552
Daqo New Energy Corp., ADR(a)(b)	3,000	136,530
Dong-E-E-Jiao Co. Ltd., Class A	12,000	78,358
Far East Horizon Ltd.	120,000	108,393
Focus Media Information Technology Co. Ltd., Class A	72,000	74,323
Foshan Haitian Flavouring & Food Co. Ltd., Class A	12,085	142,423
Fuyao Glass Industry Group Co. Ltd., Class H(c)	96,000	472,470
Ganfeng Lithium Co. Ltd., Class H(b)(c)	34,880	318,565
Great Wall Motor Co. Ltd., Class H	60,000	84,717
Guangzhou Tinci Materials Technology Co. Ltd., Class A	12,000	87,753
H World Group Ltd., ADR	2,160	102,557
Huaxia Bank Co. Ltd., Class A	132,000	101,988
Huizhou Desay Sv Automotive Co. Ltd., Class A	12,000	234,329
Industrial & Commercial Bank of China Ltd., Class H	1,320,000	706,093
Industrial Bank Co. Ltd., Class A	54,298	142,139
JD Health International Inc.(a)(c)	18,000	149,478
JD.com Inc., Class A	26,944	800,058
Jiangsu Expressway Co. Ltd., Class H	240,000	236,371
KE Holdings Inc., ADR(a)	6,240	114,442
Kingsoft Corp. Ltd.	24,000	88,369
Kuaishou Technology(a)(c)	24,000	211,171
Kweichow Moutai Co. Ltd., Class A	800	219,398
Li Auto Inc.(a)	35,680	436,589
Li Ning Co. Ltd.	60,000	593,140
Meituan, Class B(a)(c)	72,600	1,623,037
Muyuan Foods Co. Ltd., Class A	14,836	109,897
NetEase Inc.	36,100	640,490
New China Life Insurance Co. Ltd., Class H	168,000	450,569
Nongfu Spring Co. Ltd., Class H(c)	48,000	271,719
People’s Insurance Co. Group of China Ltd. (The), Class H	1,080,000	364,095
PICC Property & Casualty Co. Ltd., Class H	330,000	310,250
Pinduoduo Inc., ADR(a)	8,280	811,274
Ping An Insurance Group Co. of China Ltd., Class A	24,000	181,988
Ping An Insurance Group Co. of China Ltd., Class H	143,500	1,114,665
Shanghai Pudong Development Bank Co. Ltd., Class A	72,000	78,695
Shanghai Putailai New Energy Technology Co. Ltd., Class A	12,000	98,560
Shenzhen Capchem Technology Co. Ltd., Class A	12,000	87,325
Shenzhen International Holdings Ltd.	360,000	351,232
Shenzhou International Group Holdings Ltd.	24,000	302,247
Sichuan Chuantou Energy Co. Ltd., Class A	72,000	133,642
Sino Biopharmaceutical Ltd.	120,000	69,826
Sunac China Holdings Ltd.(a)(d)	144,000	29,545
Sunny Optical Technology Group Co. Ltd.	12,000	161,966
Tencent Holdings Ltd.	96,000	4,677,975
Tianqi Lithium Corp., Class A(a)	24,000	343,889
Trip.com Group Ltd., ADR(a)	9,600	352,896
Weihai Guangwei Composites Co. Ltd., Class A	12,000	128,467
WuXi AppTec Co. Ltd., Class H(c)	14,000	181,916

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Wuxi Biologics Cayman Inc., New(a)(c)	60,000	$501,024
XPeng Inc.(a)	18,000	94,734
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	24,000	115,525
Yintai Gold Co. Ltd., Class A	48,000	88,966
YongXing Special Materials Technology Co. Ltd., Class A	12,000	202,647
Yum China Holdings Inc.	1,800	110,898
Zhejiang Expressway Co. Ltd., Class H	480,000	414,494
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(c)	12,000	39,995
Zhuzhou CRRC Times Electric Co. Ltd.	24,000	127,856
ZTO Express Cayman Inc., ADR	7,200	205,272

		37,349,371

Colombia — 0.1%
Bancolombia SA	25,320	227,711
Interconexion Electrica SA ESP	78,600	320,526

		548,237

Czech Republic — 0.0%
Komercni Banka AS	8,400	283,512

Denmark — 0.7%
Carlsberg A/S, Class B	1,260	178,872
Chr Hansen Holding A/S	2,880	212,645
DSV A/S	2,880	476,438
Genmab A/S(a)	664	260,219
Novo Nordisk A/S, Class B	25,080	3,470,815
Novozymes A/S, Class B	4,680	243,531
Orsted A/S(c)	4,800	427,450
Pandora A/S	960	79,940
Vestas Wind Systems A/S	16,800	491,595

		5,841,505

Egypt — 0.0%
Commercial International Bank Egypt SAE	80,520	132,442
Eastern Co. SAE	159,000	94,304
Egyptian Financial Group-Hermes Holding Co.(a)	227,160	142,859

		369,605

Finland — 0.2%
Kesko OYJ, Class B	7,200	167,713
Kone OYJ, Class B	3,240	176,697
Neste OYJ	22,320	1,066,947
Nokia OYJ	65,280	309,526
Sampo OYJ, Class A	3,480	182,698

		1,903,581

France — 2.9%
Aeroports de Paris(a)	1,680	260,631
Airbus SE	12,720	1,594,653
AXA SA	42,600	1,329,078
BioMerieux	600	61,168
BNP Paribas SA	17,880	1,228,032
Bureau Veritas SA	7,920	226,444
Capgemini SE	1,920	364,388
Covivio	4,440	304,781
Credit Agricole SA	7,440	89,587
Dassault Aviation SA	600	102,458
Dassault Systemes SE	6,600	245,460
Edenred	3,273	178,279
Eiffage SA	2,160	230,711
EssilorLuxottica SA	4,920	902,718
Eurofins Scientific SE	2,400	172,151
Gecina SA	1,385	164,053
Getlink SE	12,960	219,202

Security	Shares	Value

France (continued)
Hermes International	600	$1,122,905
Ipsen SA	720	75,625
Kering SA	1,200	748,748
Klepierre SA	15,960	405,070
Legrand SA	3,960	353,090
L’Oreal SA	4,200	1,734,229
LVMH Moet Hennessy Louis Vuitton SE	4,320	3,771,255
Orange SA	27,910	295,365
Pernod Ricard SA	3,840	794,995
Publicis Groupe SA	4,800	338,590
Safran SA	9,120	1,311,415
Sanofi	18,000	1,762,640
Sartorius Stedim Biotech	360	125,578
Schneider Electric SE	10,200	1,654,599
Societe Generale SA	18,480	550,086
Sodexo SA	2,760	273,607
Teleperformance	840	233,509
Thales SA	3,480	460,262
Unibail-Rodamco-Westfield(a)	5,111	330,760
Vinci SA	11,040	1,247,405
Vivendi SE	7,440	79,904
Wendel SE	720	76,239
Worldline SA/France(a)(c)	6,000	272,195

		25,691,865

Germany — 1.7%
adidas AG	3,120	502,371
Allianz SE, Registered	7,440	1,779,007
Aroundtown SA(b)	49,320	137,317
Bayer AG, Registered	16,800	1,045,715
Bayerische Motoren Werke AG	10,680	1,087,914
Beiersdorf AG	498	60,546
Commerzbank AG(a)	12,120	138,549
Delivery Hero SE(a)(b)(c)	2,880	174,116
Deutsche Bank AG, Registered	42,120	562,122
Deutsche Boerse AG	2,400	429,461
Deutsche Post AG, Registered	13,800	594,182
Deutsche Telekom AG, Registered	47,760	1,064,035
Fresenius SE & Co. KGaA	7,440	215,618
Hannover Rueck SE	1,200	243,682
HelloFresh SE(a)	6,480	157,537
Infineon Technologies AG	21,240	764,862
LEG Immobilien SE	1,920	150,094
Merck KGaA	2,280	475,900
MTU Aero Engines AG	2,280	569,801
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,760	996,932
Puma SE	120	8,195
Rational AG	120	78,934
Rheinmetall AG	840	196,272
SAP SE	16,080	1,906,123
Siemens AG, Registered	6,360	993,466
Siemens Healthineers AG(c)	4,080	218,805
Symrise AG	2,280	242,386
Vonovia SE	8,303	234,542
Zalando SE(a)(b)(c)	4,200	195,867

		15,224,351

Greece — 0.0%
OPAP SA	5,880	88,292

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong — 0.7%
AIA Group Ltd.	168,000	$1,899,684
Budweiser Brewing Co. APAC Ltd.(c)	60,000	189,319
CK Asset Holdings Ltd.	60,000	383,611
Futu Holdings Ltd., ADR(a)(b)	1,320	67,003
Galaxy Entertainment Group Ltd.	46,000	320,220
Hong Kong Exchanges & Clearing Ltd.	20,900	940,031
Link REIT	48,000	384,209
Power Assets Holdings Ltd.	60,000	339,490
Sands China Ltd.(a)	48,000	180,004
SITC International Holdings Co. Ltd.	120,000	262,152
Sun Hung Kai Properties Ltd.	93,500	1,325,982
Techtronic Industries Co. Ltd.(b)	26,500	341,632

		6,633,337

India — 1.3%
Adani Ports & Special Economic Zone Ltd.	14,126	106,106
Adani Total Gas Ltd.	7,967	205,820
Adani Transmission Ltd.(a)	6,123	133,354
Apollo Hospitals Enterprise Ltd.	1,440	75,146
Asian Paints Ltd.	12,480	416,763
Avenue Supermarts Ltd.(a)(c)	6,240	268,018
Axis Bank Ltd.	38,588	412,418
Bajaj Finance Ltd.	720	52,048
Bandhan Bank Ltd.(a)(c)	21,680	64,981
Bharat Electronics Ltd.	277,560	322,952
Bharti Airtel Ltd.	42,600	401,407
DLF Ltd.	33,240	145,260
Godrej Consumer Products Ltd.(a)	8,880	99,267
HCL Technologies Ltd.	21,000	289,582
Hindustan Unilever Ltd.	17,160	541,404
Housing Development Finance Corp. Ltd.	21,720	699,219
ICICI Bank Ltd.	53,788	550,314
ICICI Bank Ltd., ADR, NVS	9,248	192,636
Indian Hotels Co. Ltd. (The)	45,840	169,315
Indian Railway Catering & Tourism Corp. Ltd.	10,200	79,671
Indus Towers Ltd.	26,400	49,557
Infosys Ltd.	55,080	1,037,448
ITC Ltd.	142,800	616,271
Kotak Mahindra Bank Ltd.	7,560	160,508
Marico Ltd.	14,520	88,514
Nestle India Ltd.	720	167,507
Page Industries Ltd.	120	58,814
PI Industries Ltd.	3,960	145,423
Pidilite Industries Ltd.	8,602	239,980
Power Grid Corp. of India Ltd.	199,320	528,944
Reliance Industries Ltd.	38,040	1,097,355
SBI Life Insurance Co. Ltd.(c)	7,320	109,277
SRF Ltd.	3,240	86,743
State Bank of India	16,560	112,460
Sun Pharmaceutical Industries Ltd.	17,640	223,347
Tata Consultancy Services Ltd.	15,381	634,830
Tata Elxsi Ltd.	720	58,717
Tech Mahindra Ltd.	15,840	197,786
Titan Co. Ltd.	5,160	150,501
Tube Investments of India Ltd.	3,120	99,915
United Spirits Ltd.(a)	8,760	82,508
Varun Beverages Ltd.	9,960	139,882
Wipro Ltd.	24,840	121,634

		11,433,602

Security	Shares	Value

Indonesia — 0.2%
Bank Central Asia Tbk PT	480,000	$272,404
Bank Mandiri Persero Tbk PT	396,000	263,869
Bank Negara Indonesia Persero Tbk PT	312,000	191,253
Bank Rakyat Indonesia Persero Tbk PT	971,937	298,062
Merdeka Copper Gold Tbk PT(a)	1,224,035	387,652
Sumber Alfaria Trijaya Tbk PT	564,000	106,614
Telkom Indonesia Persero Tbk PT	1,908,000	493,090
Unilever Indonesia Tbk PT	396,000	123,268

		2,136,212

Ireland — 0.2%
AIB Group PLC	61,560	258,588
Bank of Ireland Group PLC	28,680	306,413
Flutter Entertainment PLC, Class DI(a)	4,320	671,039
Kerry Group PLC, Class A	2,760	258,612
Kingspan Group PLC	3,851	247,681

		1,742,333

Israel — 0.4%
Azrieli Group Ltd.	3,240	208,697
Bank Hapoalim BM	45,832	412,514
Bank Leumi Le-Israel BM	50,686	447,932
Bezeq The Israeli Telecommunication Corp. Ltd.	222,240	368,299
Check Point Software Technologies Ltd.(a)(b)	3,240	412,128
Elbit Systems Ltd.	480	80,584
Isracard Ltd.	—	1
Israel Discount Bank Ltd., Class A	40,735	208,348
Mizrahi Tefahot Bank Ltd.	7,080	233,857
Nice Ltd.(a)	1,080	223,353
Teva Pharmaceutical Industries Ltd., ADR(a)	45,480	479,359
Tower Semiconductor Ltd.(a)	2,520	106,004
Wix.com Ltd.(a)	840	73,063
ZIM Integrated Shipping Services Ltd.	3,240	61,398

		3,315,537

Italy — 0.8%
Assicurazioni Generali SpA	25,080	489,594
Enel SpA	24,120	142,022
Ferrari NV	4,800	1,199,444
Intesa Sanpaolo SpA	334,800	880,280
Mediobanca Banca di Credito Finanziario SpA	19,800	212,849
Moncler SpA	4,920	307,931
Poste Italiane SpA(c)	33,000	352,573
Tenaris SA	126,600	2,243,446
Terna - Rete Elettrica Nazionale	64,200	507,941
UniCredit SpA	42,720	834,370

		7,170,450

Japan — 5.7%
Asahi Group Holdings Ltd.	12,000	396,267
Asahi Intecc Co. Ltd.	12,000	210,530
Astellas Pharma Inc.	36,600	538,757
Bandai Namco Holdings Inc.	1,500	100,311
Canon Inc.	12,000	266,308
Capcom Co. Ltd.	12,000	388,846
Central Japan Railway Co.	1,900	231,752
Chiba Bank Ltd. (The)	12,000	90,797
Chugai Pharmaceutical Co. Ltd.	24,000	622,202
Concordia Financial Group Ltd.	72,000	316,394
CyberAgent Inc.	12,000	112,223
Dai-ichi Life Holdings Inc.	24,000	563,106
Daiichi Sankyo Co. Ltd.	36,000	1,130,650
Daikin Industries Ltd.	3,800	660,039

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiwa House Industry Co. Ltd.	12,000	$288,180
Daiwa Securities Group Inc.	24,000	113,258
Disco Corp.	400	120,173
East Japan Railway Co.	12,000	669,098
FANUC Corp.	5,200	918,786
Fast Retailing Co. Ltd.	1,000	607,359
Fujitsu Ltd.	3,300	469,852
Hitachi Ltd.	12,000	629,309
Hoya Corp.	12,000	1,319,663
Hulic Co. Ltd.	36,000	295,912
Japan Post Holdings Co. Ltd.	144,000	1,264,242
Japan Post Insurance Co. Ltd.	12,000	214,080
Japan Tobacco Inc.	48,000	978,811
Kakaku.com Inc.	12,000	200,065
Kao Corp.	11,600	468,893
KDDI Corp.	36,000	1,124,764
Keyence Corp.	2,900	1,335,069
Koito Manufacturing Co. Ltd.	12,000	202,418
Konami Group Corp.	8,000	393,388
Kubota Corp.	12,000	180,339
Kyocera Corp.	3,100	160,863
M3 Inc.	1,600	43,749
Makita Corp.	12,000	319,642
MISUMI Group Inc.	12,000	302,010
Mitsubishi Estate Co. Ltd.	36,000	462,712
Mitsubishi HC Capital Inc.	144,000	734,997
Mitsubishi UFJ Financial Group Inc.	204,000	1,494,276
Mitsui Fudosan Co. Ltd.	24,000	449,847
Mizuho Financial Group Inc.	60,000	937,227
MS&AD Insurance Group Holdings Inc.	12,000	384,885
Murata Manufacturing Co. Ltd.	12,000	685,686
Nexon Co. Ltd.	12,000	289,351
Nidec Corp.	4,100	227,217
Nihon M&A Center Holdings Inc.	12,000	122,681
Nintendo Co. Ltd.	21,000	910,513
Nippon Paint Holdings Co. Ltd.	36,000	328,661
Nippon Telegraph & Telephone Corp.	36,000	1,079,479
Nissan Chemical Corp.	12,000	566,516
Nomura Holdings Inc.	72,000	287,340
Nomura Research Institute Ltd.	12,000	288,091
NTT Data Corp.	12,000	186,136
Olympus Corp.	24,000	451,191
Omron Corp.	2,700	156,224
Ono Pharmaceutical Co. Ltd.	12,000	260,384
Oriental Land Co. Ltd./Japan	4,100	683,141
ORIX Corp.	48,000	843,983
Pan Pacific International Holdings Corp.	12,000	221,917
Recruit Holdings Co. Ltd.	24,000	771,846
Renesas Electronics Corp.(a)	60,000	617,166
Resona Holdings Inc.	96,000	531,237
SBI Holdings Inc.	36,000	763,175
Secom Co. Ltd.	12,000	714,909
Seven & i Holdings Co. Ltd.	12,000	566,555
Shimano Inc.	600	107,001
Shin-Etsu Chemical Co. Ltd.	6,700	987,734
Shionogi & Co. Ltd.	2,500	119,136
Shiseido Co. Ltd.	12,000	623,712
Shizuoka Financial Group Inc., NVS	12,000	101,660
SMC Corp.	1,900	965,030
SoftBank Corp.	36,000	411,915

Security	Shares	Value

Japan (continued)
SoftBank Group Corp.	24,000	$1,136,209
Sompo Holdings Inc.	6,300	271,208
Sony Group Corp.	24,000	2,144,437
SUMCO Corp.	12,000	177,801
Sumitomo Corp.	60,000	1,076,996
Sumitomo Metal Mining Co. Ltd.	12,000	487,239
Sumitomo Mitsui Financial Group Inc.	24,000	1,043,066
Sumitomo Realty & Development Co. Ltd.	12,000	292,526
Sysmex Corp.	7,700	511,165
T&D Holdings Inc.	12,000	192,075
Takeda Pharmaceutical Co. Ltd.	24,075	756,855
TDK Corp.	12,000	428,715
Terumo Corp.	12,000	349,324
Tokio Marine Holdings Inc.	36,000	754,009
Tokyo Electron Ltd.	2,600	908,763
Toyota Motor Corp.	120,000	1,762,286
USS Co. Ltd.	12,000	197,378
Yokogawa Electric Corp.	12,000	210,715
Z Holdings Corp.	60,000	174,583

		50,456,986

Kuwait — 0.1%
Agility Public Warehousing Co. KSC	149,692	291,680
Kuwait Finance House KSCP	79,355	218,205
Mobile Telecommunications Co. KSCP	100,920	183,580
National Bank of Kuwait SAKP	120,240	432,837

		1,126,302

Malaysia — 0.1%
Dialog Group Bhd	600,000	366,918
Malayan Banking Bhd	108,000	221,507
Public Bank Bhd	207,300	206,350

		794,775

Mexico — 0.2%
America Movil SAB de CV, Series L, NVS	312,001	326,076
Fibra Uno Administracion SA de CV	72,000	97,501
Fomento Economico Mexicano SAB de CV	24,000	210,221
Grupo Aeroportuario del Pacifico SAB de CV, Class B	12,000	207,168
Grupo Carso SAB de CV, Series A1	33,900	171,602
Grupo Financiero Banorte SAB de CV, Class O	24,001	199,077
Grupo Mexico SAB de CV, Series B	132,000	587,009
Wal-Mart de Mexico SAB de CV	72,000	282,028

		2,080,682

Netherlands — 1.1%
Adyen NV(a)(c)	360	544,286
Aegon NV	21,480	118,479
AerCap Holdings NV(a)(b)	7,200	455,112
Akzo Nobel NV	5,280	393,281
ASM International NV	480	162,339
ASML Holding NV	6,000	3,969,886
Davide Campari-Milano NV	15,720	168,630
Heineken NV	3,120	311,809
ING Groep NV(a)	27,600	399,655
Koninklijke Ahold Delhaize NV	6,000	179,082
Koninklijke DSM NV	3,000	385,806
NN Group NV	4,800	208,551
NXP Semiconductors NV	4,320	796,219
Prosus NV	14,280	1,153,042
Randstad NV	4,560	292,288
Wolters Kluwer NV	3,600	392,483

		9,930,948

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 0.5%
Adevinta ASA(a)	26,640	$228,380
Aker BP ASA	3,840	116,973
DNB Bank ASA	57,720	1,079,339
Gjensidige Forsikring ASA	23,760	427,049
Kongsberg Gruppen ASA	13,440	535,069
Mowi ASA	33,540	620,211
Orkla ASA	64,680	482,883
Salmar ASA	10,440	485,456
Telenor ASA	59,160	619,323

		4,594,683

Peru — 0.1%
Southern Copper Corp.	8,040	604,688

Philippines — 0.1%
ACEN Corp.	2,304,000	296,396
International Container Terminal Services Inc.	66,000	250,902
PLDT Inc.	3,000	74,349
SM Investments Corp.	10,800	182,630
SM Prime Holdings Inc.	280,600	190,128

		994,405

Portugal — 0.0%
Jeronimo Martins SGPS SA	4,080	88,580

Qatar — 0.2%
Barwa Real Estate Co.	397,200	308,880
Industries Qatar QSC	59,520	229,266
Mesaieed Petrochemical Holding Co.	957,600	564,787
Ooredoo QPSC	43,320	105,826
Qatar National Bank QPSC	47,453	233,860

		1,442,619

Russia — 0.0%
Alrosa PJSC(a)(d)	184,910	26
Magnit PJSC(d)	4,127	1
Magnit PJSC, GDR(d)	1	—
Mobile TeleSystems PJSC(d)	73,304	10
Moscow Exchange MICEX-RTS PJSC(a)(d)	152,460	22
Ozon Holdings PLC, GDR(a)(d)	5,270	1
Polymetal International PLC(a)(d)	12,434	2
Polyus PJSC(a)(d)	1,430	—
Sberbank of Russia PJSC(a)(d)	292,860	42
TCS Group Holding PLC, GDR(a)(d)(e)	4,185	1
United Co. RUSAL International PJSC(a)(d)	509,950	73
VK Co. Ltd.(a)(d)	22,940	3
VTB Bank PJSC(a)(d)	22,490,000	3
Yandex NV(a)(d)	9,920	1

		185

Saudi Arabia — 0.6%
Al Rajhi Bank(a)	33,028	725,006
Alinma Bank	21,000	185,011
Arab National Bank	34,920	258,163
Bank AlBilad(a)	6,600	79,256
Bank Al-Jazira	13,440	69,767
Banque Saudi Fransi	18,000	196,827
Dallah Healthcare Co.	4,440	162,782
Dar Al Arkan Real Estate Development Co.(a)	91,680	306,832
Dr Sulaiman Al Habib Medical Services Group Co.	4,320	270,013
Elm Co.	960	91,522
Emaar Economic City(a)	79,320	173,606
Etihad Etisalat Co.	25,200	238,069
Jarir Marketing Co.	2,160	86,820

Security	Shares	Value

Saudi Arabia (continued)
Mouwasat Medical Services Co.	2,160	$118,916
Riyad Bank	42,000	346,432
SABIC Agri-Nutrients Co.	10,200	373,984
Saudi British Bank (The)	27,000	261,613
Saudi Investment Bank (The)	16,200	77,827
Saudi National Bank (The)	45,000	569,681
Saudi Research & Media Group(a)	3,480	174,477
Saudi Tadawul Group Holding Co.	2,520	109,184
Saudi Telecom Co.	55,800	550,701
Yanbu National Petrochemical Co.	22,320	264,492

		5,690,981

Singapore — 0.4%
CapitaLand Ascendas REIT	66,402	146,126
CapitaLand Integrated Commercial Trust	156,000	255,237
Capitaland Investment Ltd/Singapore	72,000	218,132
City Developments Ltd.	72,000	456,972
DBS Group Holdings Ltd.	24,000	657,030
Genting Singapore Ltd.	552,000	418,062
Keppel Corp. Ltd.	72,000	415,703
Oversea-Chinese Banking Corp. Ltd.(b)	39,900	394,226
Sea Ltd., ADR(a)	2,040	131,478
Singapore Exchange Ltd.	12,600	88,748
Singapore Telecommunications Ltd.	264,000	505,603
United Overseas Bank Ltd.	5,100	115,926

		3,803,243

South Africa — 0.3%
Absa Group Ltd.	25,080	288,227
Capitec Bank Holdings Ltd.	1,560	161,127
FirstRand Ltd.	125,040	464,598
Growthpoint Properties Ltd.	150,480	121,249
MTN Group Ltd.	34,080	288,474
Naspers Ltd., Class N	3,960	765,622
Nedbank Group Ltd.	19,742	255,477
Old Mutual Ltd.	121,320	82,701
Sanlam Ltd.	46,698	151,098
Standard Bank Group Ltd.	29,880	298,134

		2,876,707

South Korea — 1.5%
Amorepacific Corp.	1,440	171,168
Celltrion Healthcare Co. Ltd.	1,372	64,210
Celltrion Inc.	1,730	228,328
Coway Co. Ltd.	3,960	179,579
DB Insurance Co. Ltd.	1,920	102,319
Ecopro BM Co. Ltd.	960	78,381
Hana Financial Group Inc.	12,720	505,330
Hotel Shilla Co. Ltd.	1,560	100,812
Industrial Bank of Korea(a)(b)	44,520	371,573
Kakao Corp.(a)	6,120	308,064
Kangwon Land Inc.(a)	4,200	80,480
KB Financial Group Inc.	8,653	394,338
Korea Investment Holdings Co. Ltd.	7,200	367,414
Krafton Inc.(a)	360	52,873
KT&G Corp.(a)	6,720	504,077
L&F Co. Ltd.	480	81,033
LG Chem Ltd.(b)	480	270,913
LG Energy Solution(a)	600	255,210
LG H&H Co. Ltd.	240	145,502
Mirae Asset Securities Co. Ltd.	44,280	245,815
NAVER Corp.	2,280	378,766

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
NCSoft Corp.	600	$222,079
Samsung Biologics Co. Ltd.(a)(c)	360	232,445
Samsung Electronics Co. Ltd.	74,160	3,693,927
Samsung Fire & Marine Insurance Co. Ltd.	960	158,291
Samsung Life Insurance Co. Ltd.	2,520	145,082
Samsung SDI Co. Ltd.	840	470,738
Samsung SDS Co. Ltd.	1,320	134,608
SD Biosensor Inc.	4,680	109,289
Shinhan Financial Group Co. Ltd.	12,240	413,888
SK Hynix Inc.	10,200	737,907
SK IE Technology Co. Ltd.(a)(c)	2,160	118,743
SK Inc.(b)	7,920	1,281,130
SK Square Co. Ltd.(a)	7,800	231,070
Woori Financial Group Inc.	41,280	430,584

		13,265,966

Spain — 0.7%
Acciona SA	1,200	234,120
Aena SME SA(a)(c)	2,160	324,538
Amadeus IT Group SA(a)	9,960	627,519
Banco Bilbao Vizcaya Argentaria SA	105,720	746,782
Banco Santander SA	267,960	936,504
CaixaBank SA	37,800	167,717
Cellnex Telecom SA(c)	3,960	155,184
EDP Renovaveis SA	33,600	730,836
Enagas SA	7,009	125,680
Ferrovial SA	7,568	223,319
Iberdrola SA	88,133	1,033,956
Iberdrola SA, NVS	1,469	17,159
Industria de Diseno Textil SA	23,400	730,567
Red Electrica Corp. SA	9,559	169,184
Telefonica SA	119,285	453,166

		6,676,231

Sweden — 0.8%
Alfa Laval AB	5,280	165,927
Assa Abloy AB, Class B	14,640	344,864
Atlas Copco AB, Class A	34,560	410,091
Atlas Copco AB, Class B	83,691	882,740
Boliden AB	9,360	420,049
Epiroc AB, Class A	12,360	240,485
EQT AB	3,960	89,356
Evolution AB(c)	3,360	377,634
Getinge AB, Class B	3,240	72,989
H & M Hennes & Mauritz AB, Class B	16,080	198,046
Hexagon AB, Class B	25,440	291,631
Holmen AB, Class B	4,200	173,231
Industrivarden AB, Class C	10,560	278,200
Investor AB, Class B	42,000	816,143
Kinnevik AB, Class B(a)	5,160	79,759
Lifco AB, Class B	3,480	63,929
Nibe Industrier AB, Class B	30,960	334,500
Nordea Bank Abp	35,040	409,631
Sandvik AB	15,000	310,015
Svenska Cellulosa AB SCA, Class B	15,480	214,960
Svenska Handelsbanken AB, Class A	9,120	95,104
Swedbank AB, Class A	4,560	87,718
Tele2 AB, Class B	18,600	160,639
Telefonaktiebolaget LM Ericsson, Class B	51,960	301,392
Telia Co. AB	50,280	129,855

		6,948,888

Security	Shares	Value

Switzerland — 2.6%
ABB Ltd., Registered	30,360	$1,057,003
Adecco Group AG, Registered	6,120	227,301
Alcon Inc.	5,520	416,531
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	18	197,689
Cie. Financiere Richemont SA, Class A, Registered	8,400	1,294,920
Coca-Cola HBC AG, Class DI	3,000	72,904
Credit Suisse Group AG, Registered	15,272	52,610
EMS-Chemie Holding AG, Registered	120	89,458
Geberit AG, Registered	480	273,111
Givaudan SA, Registered	169	547,937
Julius Baer Group Ltd.	2,880	184,736
Kuehne + Nagel International AG, Registered	360	85,844
Logitech International SA, Registered	2,160	126,396
Lonza Group AG, Registered	720	410,718
Nestle SA, Registered	37,680	4,597,301
Novartis AG, Registered	34,200	3,091,989
Partners Group Holding AG	240	225,191
Roche Holding AG, NVS	10,320	3,221,598
Schindler Holding AG, Participation Certificates, NVS	1,200	255,765
SGS SA, Registered	120	292,636
Sika AG, Registered	3,480	988,831
Sonova Holding AG, Registered	600	150,043
STMicroelectronics NV	9,960	469,000
Straumann Holding AG	2,160	282,824
Swatch Group AG (The), Bearer	360	130,345
Swiss Life Holding AG, Registered	240	142,043
Swiss Re AG	4,440	464,916
Swisscom AG, Registered	120	70,903
TE Connectivity Ltd.	5,760	732,384
Temenos AG, Registered	1,800	128,485
UBS Group AG, Registered	56,296	1,201,659
VAT Group AG(c)	960	298,852
Zurich Insurance Group AG	1,920	949,495

		22,731,418

Taiwan — 1.6%
Catcher Technology Co. Ltd.	120,000	713,596
Cathay Financial Holding Co. Ltd.	528,103	751,850
China Development Financial Holding Corp.	480,542	212,293
Chunghwa Telecom Co. Ltd.	120,000	448,454
CTBC Financial Holding Co. Ltd.	480,400	367,326
Delta Electronics Inc.	35,000	339,411
E Ink Holdings Inc.	18,000	104,450
E.Sun Financial Holding Co. Ltd.	137,179	112,355
First Financial Holding Co. Ltd.	120,000	104,663
Fubon Financial Holding Co. Ltd.	252,799	509,158
Hotai Motor Co. Ltd.	21,000	461,058
Hua Nan Financial Holdings Co. Ltd.	120,000	91,298
Largan Precision Co. Ltd.	1,000	71,361
MediaTek Inc.	25,000	604,024
Nanya Technology Corp.	120,000	233,091
Powerchip Semiconductor Manufacturing Corp.	120,000	138,411
Shin Kong Financial Holding Co. Ltd.	960,675	288,504
SinoPac Financial Holdings Co. Ltd.	727,642	420,376
Taishin Financial Holding Co. Ltd.	379,301	206,177
Taiwan Semiconductor Manufacturing Co. Ltd.	381,000	6,723,424
United Microelectronics Corp.	240,000	392,746
Wan Hai Lines Ltd.	120,000	305,819
Winbond Electronics Corp.	240,000	173,870
Yageo Corp.	12,000	217,811

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Yuanta Financial Holding Co. Ltd.	495,498	$372,593

		14,364,119

Thailand — 0.2%
Airports of Thailand PCL, NVDR(a)	336,000	757,718
Bangkok Expressway & Metro PCL, NVDR	504,000	148,366
Bumrungrad Hospital PCL, NVDR	38,500	253,733
Energy Absolute PCL, NVDR	118,400	311,264
SCB X PCL, NVS	91,000	288,232

		1,759,313

Turkey — 0.1%
Akbank TAS	146,935	133,135
Haci Omer Sabanci Holding AS	164,880	342,937
Hektas Ticaret TAS(a)	32,280	54,059
Turkiye Is Bankasi AS, Class C	303,240	175,883
Yapi ve Kredi Bankasi AS	156,840	76,056

		782,070

United Arab Emirates — 0.1%
Emaar Properties PJSC	272,880	414,645
Emirates NBD Bank PJSC	37,320	131,839
Emirates Telecommunications Group Co. PJSC	63,000	441,414
First Abu Dhabi Bank PJSC	79,700	295,638

		1,283,536

United Kingdom — 3.7%
3i Group PLC	63,512	1,239,102
abrdn PLC	63,072	166,121
Admiral Group PLC	3,480	94,605
Amcor PLC	22,920	276,415
Antofagasta PLC	33,600	721,948
Ashtead Group PLC	11,280	743,000
AstraZeneca PLC	22,800	2,987,084
Aviva PLC	58,320	328,916
BAE Systems PLC	34,680	367,124
Barclays PLC	288,720	663,707
Barratt Developments PLC	3,960	22,508
Berkeley Group Holdings PLC	3,547	181,633
British American Tobacco PLC	52,200	2,001,024
British Land Co. PLC (The)	37,920	207,531
BT Group PLC	135,120	208,178
Bunzl PLC(b)	7,080	259,915
Burberry Group PLC	8,640	263,182
Clarivate PLC(a)	10,320	114,758
Coca-Cola Europacific Partners PLC	1,680	94,450
Compass Group PLC	33,480	799,770
Croda International PLC	4,080	347,766
Diageo PLC	37,560	1,642,351
Entain PLC	6,480	119,496
Experian PLC	16,002	585,185
GSK PLC	65,569	1,151,720
Haleon PLC(a)	81,960	328,445
Halma PLC	6,240	166,134
HSBC Holdings PLC	293,280	2,160,988
Imperial Brands PLC	24,960	626,152
Informa PLC	37,680	311,642
Intertek Group PLC	3,120	167,691
Land Securities Group PLC	24,480	214,465
Legal & General Group PLC	141,176	444,272
Lloyds Banking Group PLC	1,159,920	754,871
London Stock Exchange Group PLC	5,040	461,386
National Grid PLC	61,320	779,555

Security	Shares	Value

United Kingdom (continued)
NatWest Group PLC, NVS	66,857	$255,063
Ocado Group PLC(a)	4,320	34,570
Pearson PLC	17,160	195,696
Persimmon PLC	10,594	185,027
Prudential PLC	42,921	713,135
Reckitt Benckiser Group PLC	11,880	846,579
RELX PLC	32,040	951,873
Rentokil Initial PLC	27,000	163,713
Rio Tinto PLC	10,560	826,861
Rolls-Royce Holdings PLC(a)	130,080	170,188
Royalty Pharma PLC, Class A	6,240	244,546
Sage Group PLC (The)	120	1,153
Segro PLC	15,720	161,815
Severn Trent PLC	14,640	509,485
Smith & Nephew PLC	14,280	197,212
Smiths Group PLC	14,280	304,835
SSE PLC	22,440	478,974
Standard Chartered PLC	27,996	235,156
Taylor Wimpey PLC	163,680	237,487
Tesco PLC	87,480	265,885
Unilever PLC	41,829	2,129,057
United Utilities Group PLC	42,600	557,424
Vodafone Group PLC	481,080	555,076
Whitbread PLC	3,960	149,142
WPP PLC	24,720	288,822

		32,661,864

United States — 58.7%
3M Co.	7,680	883,814
A O Smith Corp.	4,200	284,340
Abbott Laboratories	27,000	2,984,850
AbbVie Inc.	27,480	4,060,170
Accenture PLC, Class A	9,480	2,645,394
Activision Blizzard Inc.	12,000	918,840
Adobe Inc.(a)	6,960	2,577,566
Advanced Micro Devices Inc.(a)	25,560	1,920,834
Aflac Inc.	10,677	784,760
Agilent Technologies Inc.	4,920	748,234
Air Products and Chemicals Inc.	720	230,767
Airbnb Inc., Class A(a)	6,960	773,326
Akamai Technologies Inc.(a)	3,000	266,850
Albemarle Corp.	3,600	1,013,220
Alexandria Real Estate Equities Inc.	1,800	289,332
Align Technology Inc.(a)	1,320	356,044
Allegion PLC	3,140	369,107
Allstate Corp. (The)	5,280	678,322
Alnylam Pharmaceuticals Inc.(a)	1,560	353,184
Alphabet Inc., Class A(a)	91,200	9,014,208
Alphabet Inc., Class C, NVS(a)	81,983	8,187,642
Altria Group Inc.	44,040	1,983,562
Amazon.com Inc.(a)	135,600	13,984,428
AMERCO	4,320	266,933
American Express Co.	8,760	1,532,387
American International Group Inc.	16,080	1,016,578
American Tower Corp.	7,080	1,581,601
American Water Works Co. Inc.	9,720	1,521,083
Ameriprise Financial Inc.	1,440	504,173
AMETEK Inc.	6,840	991,253
Amgen Inc.	8,520	2,150,448
Amphenol Corp., Class A	8,880	708,358
Analog Devices Inc.	8,400	1,440,348

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Annaly Capital Management Inc.	25,950	$609,047
Ansys Inc.(a)	120	31,963
Aon PLC, Class A	3,120	994,282
Apollo Global Management Inc.	5,760	407,693
Apple Inc.	240,840	34,750,804
Applied Materials Inc.	14,640	1,632,214
Aptiv PLC(a)	4,080	461,407
Arch Capital Group Ltd.(a)	4,445	286,036
Arista Networks Inc.(a)	3,360	423,427
Arthur J Gallagher & Co.	2,280	446,242
Aspen Technology Inc.(a)	480	95,400
Assurant Inc.	786	104,216
AT&T Inc.	118,560	2,415,067
Autodesk Inc.(a)	3,000	645,480
Automatic Data Processing Inc.	7,080	1,598,735
AutoZone Inc.(a)	240	585,324
AvalonBay Communities Inc.	2,040	361,978
Avantor Inc.(a)	10,200	243,780
Avery Dennison Corp.	2,640	500,122
Baker Hughes Co.	43,560	1,382,594
Ball Corp.	6,000	349,440
Bank of America Corp.	101,880	3,614,702
Bank of New York Mellon Corp. (The)	11,400	576,498
Bath & Body Works Inc.	3,840	176,678
Baxter International Inc.	6,600	301,554
Becton Dickinson and Co.	4,320	1,089,590
Berkshire Hathaway Inc., Class B(a)	18,000	5,607,360
Bill.com Holdings Inc.(a)	240	27,749
Biogen Inc.(a)	2,520	733,068
BioMarin Pharmaceutical Inc.(a)	2,760	318,366
Bio-Rad Laboratories Inc., Class A(a)	120	56,095
Bio-Techne Corp.	2,520	200,743
Black Knight Inc.(a)	3,000	181,770
BlackRock Inc.(f)	2,040	1,548,788
Blackstone Inc., NVS	10,920	1,047,883
Block Inc.(a)(b)	4,796	391,929
Booking Holdings Inc.(a)	720	1,752,552
Booz Allen Hamilton Holding Corp.	3,000	283,920
Boston Properties Inc.	2,040	152,062
Boston Scientific Corp.(a)	22,920	1,060,050
Bristol-Myers Squibb Co.	36,600	2,658,990
Broadcom Inc.	6,600	3,861,066
Broadridge Financial Solutions Inc.	1,200	180,432
Brown & Brown Inc.	2,040	119,462
Brown-Forman Corp., Class B	6,525	434,435
Burlington Stores Inc.(a)	840	193,057
Cadence Design Systems Inc.(a)	3,840	702,067
Caesars Entertainment Inc.(a)	1,200	62,472
Camden Property Trust	1,479	182,228
Capital One Financial Corp.	5,280	628,320
Carlisle Companies Inc.	1,200	301,032
Carlyle Group Inc. (The)	5,640	202,871
Carrier Global Corp.	11,640	529,969
Catalent Inc.(a)	2,280	122,094
Cboe Global Markets Inc.	1,680	206,438
CBRE Group Inc., Class A(a)	2,040	174,440
CDW Corp./DE	1,800	352,854
Centene Corp.(a)	5,760	439,142
CH Robinson Worldwide Inc.	600	60,102
Charles River Laboratories International Inc.(a)	600	145,950

Security	Shares	Value

United States (continued)
Charles Schwab Corp. (The)	20,520	$1,588,658
Charter Communications Inc., Class A(a)	1,800	691,758
Cheniere Energy Inc.	9,240	1,411,780
Chewy Inc., Class A(a)(b)	3,000	135,180
Chipotle Mexican Grill Inc.(a)	480	790,262
Chubb Ltd.	6,360	1,446,836
Church & Dwight Co. Inc.	4,440	359,018
Cigna Corp.	4,680	1,482,016
Cincinnati Financial Corp.	1,920	217,248
Cintas Corp.	1,800	798,732
Cisco Systems Inc.	66,240	3,223,901
Citigroup Inc.	31,080	1,622,998
Citizens Financial Group Inc.	11,880	514,642
Clorox Co. (The)	600	86,814
Cloudflare Inc., Class A(a)	2,040	107,936
CME Group Inc.	5,160	911,566
Coca-Cola Co. (The)	68,160	4,179,571
Cognex Corp.	3,120	170,789
Cognizant Technology Solutions Corp., Class A	9,240	616,770
Coinbase Global Inc., Class A(a)	2,880	168,422
Colgate-Palmolive Co.	14,280	1,064,288
Comcast Corp., Class A	67,440	2,653,764
Consolidated Edison Inc.	2,280	217,307
Constellation Brands Inc., Class A	3,240	750,125
Constellation Energy Corp.	3,360	286,810
Cooper Companies Inc. (The)	480	167,486
Copart Inc.(a)	10,080	671,429
Corning Inc.	8,520	294,877
Corteva Inc.	22,440	1,446,258
CoStar Group Inc.(a)	6,840	532,836
Costco Wholesale Corp.	5,880	3,005,503
Crowdstrike Holdings Inc., Class A(a)	2,400	254,160
Crown Castle Inc.	6,840	1,013,072
CSX Corp.	35,760	1,105,699
CVS Health Corp.	19,560	1,725,583
Danaher Corp.	10,080	2,664,950
Darden Restaurants Inc.	1,560	230,833
Darling Ingredients Inc.(a)	3,360	222,734
Datadog Inc., Class A(a)	2,640	197,498
DaVita Inc.(a)	3,360	276,830
Deere & Co.	4,200	1,775,928
Dell Technologies Inc., Class C	1,080	43,870
DENTSPLY SIRONA Inc.	5,040	185,623
Devon Energy Corp.	46,920	2,967,221
Dexcom Inc.(a)	5,760	616,838
Digital Realty Trust Inc.	2,520	288,842
Discover Financial Services	2,400	280,152
DocuSign Inc.(a)	240	14,554
Dollar General Corp.	3,120	728,832
Dollar Tree Inc.(a)	3,120	468,562
Domino’s Pizza Inc.	720	254,160
DoorDash Inc., Class A(a)	4,080	236,314
Dover Corp.	2,040	309,733
DR Horton Inc.	6,000	592,140
DuPont de Nemours Inc.	6,720	496,944
Eaton Corp. PLC	8,160	1,323,634
eBay Inc.	10,560	522,720
Ecolab Inc.	9,840	1,523,527
Edison International	18,480	1,273,272
Edwards Lifesciences Corp.(a)	9,720	745,524

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Elanco Animal Health Inc.(a)	10,440	$143,341
Electronic Arts Inc.	4,080	525,014
Elevance Health Inc.	3,480	1,739,965
Eli Lilly & Co.	12,120	4,171,098
Emerson Electric Co.	11,040	996,029
Enphase Energy Inc.(a)	2,520	557,878
Entegris Inc.	2,040	164,648
EPAM Systems Inc.(a)	960	319,344
Equifax Inc.	2,400	533,280
Equinix Inc.	1,320	974,332
Equitable Holdings Inc.	22,920	735,044
Equity Residential	5,400	343,710
Essential Utilities Inc.	14,880	695,342
Essex Property Trust Inc.	720	162,770
Estee Lauder Companies Inc. (The), Class A	4,320	1,196,986
Etsy Inc.(a)	2,640	363,211
Everest Re Group Ltd.	360	125,888
Eversource Energy	18,120	1,491,820
Exelon Corp.	26,880	1,134,067
Expedia Group Inc.(a)	3,000	342,900
Expeditors International of Washington Inc.	3,480	376,362
Extra Space Storage Inc.	2,400	378,792
F5 Inc.(a)(b)	960	141,754
FactSet Research Systems Inc.	600	253,764
Fair Isaac Corp.(a)	240	159,828
Fastenal Co.	11,280	570,204
FedEx Corp.	2,160	418,738
Fidelity National Financial Inc.	8,760	385,703
Fidelity National Information Services Inc.	9,840	738,394
Fifth Third Bancorp	9,120	330,965
First Citizens BancShares Inc./NC, Class A	120	93,322
First Republic Bank/CA	2,760	388,829
First Solar Inc.(a)	2,040	362,304
Fiserv Inc.(a)	9,738	1,038,850
FleetCor Technologies Inc.(a)	1,200	250,572
FMC Corp.	6,240	830,731
Ford Motor Co.	58,800	794,388
Fortinet Inc.(a)	8,880	464,779
Fortive Corp.	10,440	710,233
Fortune Brands Home & Security Inc., NVS	2,280	147,083
Fox Corp., Class A, NVS	6,600	224,004
Franklin Resources Inc.	9,360	292,032
Freeport-McMoRan Inc.	48,480	2,163,178
Garmin Ltd.	2,880	284,774
Gartner Inc.(a)	1,560	527,498
Gen Digital, Inc.	9,840	226,418
Generac Holdings Inc.(a)	1,080	130,248
General Mills Inc.	10,800	846,288
General Motors Co.	2,160	84,931
Gilead Sciences Inc.	21,120	1,772,813
Global Payments Inc.	4,680	527,530
GoDaddy Inc., Class A(a)	2,400	197,112
Goldman Sachs Group Inc. (The)	5,280	1,931,477
Halliburton Co.	132,480	5,460,826
Hartford Financial Services Group Inc. (The)	4,800	372,528
Hasbro Inc.	2,520	149,108
HCA Healthcare Inc.	3,720	948,860
HEICO Corp.	4,560	779,532
HEICO Corp., Class A	840	112,291
Henry Schein Inc.(a)	480	41,352

Security	Shares	Value

United States (continued)
Hershey Co. (The)	3,120	$700,752
Hess Corp.	14,040	2,108,246
Hewlett Packard Enterprise Co.	34,800	561,324
Hilton Worldwide Holdings Inc.	3,240	470,092
Hologic Inc.(a)	3,720	302,696
Home Depot Inc. (The)	15,240	4,940,351
Honeywell International Inc.	11,880	2,476,742
Horizon Therapeutics PLC(a)	2,400	263,328
Host Hotels & Resorts Inc.	19,920	375,492
Howmet Aerospace Inc.	13,320	541,991
HP Inc.	3,000	87,420
Hubbell Inc.	2,280	521,915
Humana Inc.	1,920	982,464
Huntington Bancshares Inc./OH	15,720	238,472
IDEX Corp.	3,000	719,040
IDEXX Laboratories Inc.(a)	1,080	518,940
Illinois Tool Works Inc.	6,360	1,501,214
Illumina Inc.(a)	2,400	514,080
Incyte Corp.(a)	2,520	214,553
Ingersoll Rand Inc.	11,640	651,840
Insulet Corp.(a)	840	241,349
Intel Corp.	66,840	1,888,898
Intercontinental Exchange Inc.	7,800	838,890
International Business Machines Corp.	14,640	1,972,447
International Flavors & Fragrances Inc.	8,640	971,654
Interpublic Group of Companies Inc. (The)	8,640	315,014
Intuit Inc.	4,080	1,724,494
Intuitive Surgical Inc.(a)	5,640	1,385,692
Invitation Homes Inc.	9,147	297,278
IQVIA Holdings Inc.(a)	3,240	743,288
Iron Mountain Inc.	4,800	261,984
Jack Henry & Associates Inc.	960	172,886
Jacobs Solutions Inc., NVS	2,280	281,694
Jazz Pharmaceuticals PLC(a)	1,440	225,590
JB Hunt Transport Services Inc.	480	90,744
Johnson & Johnson	40,320	6,589,095
Johnson Controls International PLC	8,880	617,782
JPMorgan Chase & Co.	42,624	5,965,655
Juniper Networks Inc.	4,080	131,784
Kellogg Co.	2,520	172,822
Keurig Dr Pepper Inc.	15,600	550,368
KeyCorp	22,560	432,926
Keysight Technologies Inc.(a)	1,800	322,830
Kimberly-Clark Corp.	3,120	405,631
Kimco Realty Corp.	8,040	180,578
Kinder Morgan Inc.	108,000	1,976,400
KKR & Co. Inc.	8,040	448,712
KLA Corp.	2,520	989,050
Knight-Swift Transportation Holdings Inc.	2,880	170,208
Kraft Heinz Co. (The)	10,080	408,542
L3Harris Technologies Inc.	5,565	1,195,473
Laboratory Corp. of America Holdings	1,440	363,053
Lam Research Corp.	1,920	960,192
Lamb Weston Holdings Inc.	840	83,908
Las Vegas Sands Corp.(a)	6,360	375,240
Leidos Holdings Inc.	2,520	249,077
Lennar Corp., Class A	4,680	479,232
Lennox International Inc.	840	218,921
Liberty Broadband Corp., Class C (a)	1,440	129,283
Liberty Global PLC, Class C, NVS(a)	15,480	345,978

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Lincoln National Corp.	3,960	$140,303
Linde PLC	6,720	2,223,917
Live Nation Entertainment Inc.(a)	2,880	231,811
LKQ Corp.	4,560	268,858
Loews Corp.	13,560	833,669
Lowe’s Companies Inc.	9,960	2,074,170
LPL Financial Holdings Inc.	1,200	284,544
Lucid Group Inc.(a)(b)	22,560	263,726
Lululemon Athletica Inc.(a)	2,040	626,035
Lumen Technologies Inc.	25,440	133,560
M&T Bank Corp.	2,760	430,560
Markel Corp.(a)	120	169,078
MarketAxess Holdings Inc.	600	218,310
Marriott International Inc./MD, Class A	2,400	418,032
Marsh & McLennan Companies Inc.	8,906	1,557,749
Martin Marietta Materials Inc.	240	86,314
Marvell Technology Inc.	13,560	585,114
Masco Corp.	11,040	587,328
Masimo Corp.(a)	1,320	224,506
Mastercard Inc., Class A	12,840	4,758,504
Match Group Inc.(a)	3,600	194,832
McCormick & Co. Inc./MD, NVS	5,040	378,605
McDonald’s Corp.	11,640	3,112,536
Medical Properties Trust Inc.	9,000	116,550
Medtronic PLC	20,400	1,707,276
Merck & Co. Inc.	38,880	4,176,101
Meta Platforms Inc, Class A(a)	35,160	5,237,785
MetLife Inc.	11,160	814,903
Mettler-Toledo International Inc.(a)	360	551,851
MGM Resorts International	6,120	253,429
Microchip Technology Inc.	9,720	754,466
Micron Technology Inc.	16,800	1,013,040
Microsoft Corp.	104,520	25,901,101
Mid-America Apartment Communities Inc.	1,080	180,058
Moderna Inc.(a)	5,400	950,724
Molina Healthcare Inc.(a)	970	302,475
Molson Coors Beverage Co., Class B	3,240	170,359
Mondelez International Inc., Class A	23,880	1,562,707
MongoDB Inc., Class A(a)	240	51,410
Monolithic Power Systems Inc.	600	255,936
Monster Beverage Corp.(a)	7,440	774,355
Moody’s Corp.	1,920	619,680
Morgan Stanley	19,680	1,915,454
Motorola Solutions Inc.	2,880	740,189
NetApp Inc.	3,840	254,323
Netflix Inc.(a)	7,320	2,590,255
Neurocrine Biosciences Inc.(a)	960	106,493
Newell Brands Inc., NVS	7,800	124,488
NextEra Energy Inc.	29,520	2,203,078
Nike Inc., Class B	18,960	2,414,177
Nordson Corp.	720	175,176
Norfolk Southern Corp.	3,480	855,419
Northern Trust Corp.	2,280	221,092
Novocure Ltd.(a)	1,680	153,182
Nucor Corp.	4,920	831,578
Nvidia Corp.(b)	37,440	7,314,653
Occidental Petroleum Corp.	1,080	69,973
Old Dominion Freight Line Inc.	1,680	559,843
Omnicom Group Inc.	3,360	288,926
ON Semiconductor Corp.(a)	6,720	493,584

Security	Shares	Value

United States (continued)
ONEOK Inc.	1,800	$123,264
Oracle Corp.	25,080	2,218,577
O’Reilly Automotive Inc.(a)	1,080	855,738
Otis Worldwide Corp.	7,320	601,924
Palantir Technologies Inc., Class A(a)(b)	26,640	207,259
Palo Alto Networks Inc.(a)(b)	4,440	704,362
Paramount Global, Class B, NVS	9,240	213,998
Parker-Hannifin Corp.	1,560	508,560
Paychex Inc.	5,760	667,354
Paycom Software Inc.(a)	120	38,873
PayPal Holdings Inc.(a)	16,320	1,329,917
Pentair PLC	5,040	279,115
PepsiCo Inc.	21,720	3,714,554
PerkinElmer Inc.	1,920	264,058
Pfizer Inc.	87,600	3,868,416
PG&E Corp.(a)	22,440	356,796
Philip Morris International Inc.	28,200	2,939,568
Pinterest Inc., Class A(a)	8,280	217,681
Pioneer Natural Resources Co.	2,280	525,198
Plug Power Inc.(a)(b)	9,840	167,477
PNC Financial Services Group Inc. (The)	6,960	1,151,393
Pool Corp.	600	231,366
PPG Industries Inc.	6,720	875,885
Principal Financial Group Inc.	3,120	288,756
Procter & Gamble Co. (The)	37,320	5,313,622
Progressive Corp. (The)	8,400	1,145,340
Prologis Inc.	15,033	1,943,466
Prudential Financial Inc.	7,560	793,346
PTC Inc.(a)	1,200	161,856
Public Storage	2,760	839,978
PulteGroup Inc.	4,800	273,072
Qorvo Inc.(a)	960	104,314
Qualcomm Inc.	18,960	2,525,662
Quanta Services Inc.	2,280	346,993
Quest Diagnostics Inc.	2,040	302,899
Raymond James Financial Inc.	1,440	162,389
Raytheon Technologies Corp.	31,080	3,103,338
Realty Income Corp.	3,987	270,438
Regency Centers Corp.	2,640	175,903
Regeneron Pharmaceuticals Inc.(a)	1,680	1,274,230
Regions Financial Corp.	22,080	519,763
Repligen Corp.(a)	480	88,944
ResMed Inc.	2,160	493,279
Rivian Automotive Inc., Class A(a)	10,080	195,552
Robert Half International Inc.	2,640	221,654
ROBLOX Corp., Class A(a)	5,880	218,795
Rockwell Automation Inc.	1,320	372,280
Roku Inc.(a)(b)	2,040	117,300
Rollins Inc.	6,480	235,872
Roper Technologies Inc.	1,680	716,940
Ross Stores Inc.	4,680	553,129
S&P Global Inc.	5,528	2,072,668
Salesforce Inc.(a)	13,200	2,217,204
SBA Communications Corp.	1,920	571,258
Schlumberger NV	32,640	1,859,827
Seagate Technology Holdings PLC	3,480	235,874
Seagen Inc.(a)	960	133,901
Sealed Air Corp.	3,840	210,278
Sempra Energy	4,680	750,344
Sensata Technologies Holding PLC	4,680	237,978

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
ServiceNow Inc.(a)	2,640	$1,201,543
Sherwin-Williams Co. (The)	4,800	1,135,632
Signature Bank/New York NY	1,080	139,266
Simon Property Group Inc.	6,120	786,175
Skyworks Solutions Inc.	2,640	289,529
Snap Inc., Class A, NVS(a)	17,040	196,982
Snap-on Inc.	1,200	298,476
Snowflake Inc., Class A(a)	3,120	488,093
SolarEdge Technologies Inc.(a)	840	268,069
Splunk Inc.(a)	360	34,477
SS&C Technologies Holdings Inc.	3,720	224,502
Stanley Black & Decker Inc.	3,120	278,647
Starbucks Corp.	19,920	2,174,069
State Street Corp.	5,040	460,303
Steel Dynamics Inc.	4,200	506,688
STERIS PLC	1,080	223,031
Stryker Corp.	4,920	1,248,745
Sun Communities Inc.	79	12,392
SVB Financial Group(a)	960	290,342
Synchrony Financial	6,360	233,603
Synopsys Inc.(a)	2,040	721,650
Sysco Corp.	5,520	427,579
T Rowe Price Group Inc.	3,360	391,339
Take-Two Interactive Software Inc.(a)(b)	2,400	271,752
Targa Resources Corp.	43,560	3,267,871
Target Corp.	6,840	1,177,438
Teledyne Technologies Inc.(a)	720	305,467
Teleflex Inc.	600	146,052
Teradyne Inc.	2,880	292,896
Tesla Inc.(a)	41,760	7,233,667
Texas Instruments Inc.	14,040	2,488,028
Texas Pacific Land Corp.	720	1,437,012
Textron Inc.	3,480	253,518
Thermo Fisher Scientific Inc.	6,000	3,421,980
TJX Companies Inc. (The)	18,240	1,493,126
T-Mobile U.S. Inc.(a)	9,720	1,451,293
Tractor Supply Co.	1,440	328,306
Trade Desk Inc. (The), Class A(a)	6,720	340,704
Tradeweb Markets Inc., Class A	2,280	169,951
Trane Technologies PLC	4,200	752,304
TransDigm Group Inc.	1,440	1,033,560
TransUnion	3,480	249,690
Travelers Companies Inc. (The)	3,607	689,370
Trimble Inc.(a)	4,800	278,688
Truist Financial Corp.	21,120	1,043,117
U.S. Bancorp	20,760	1,033,848
Uber Technologies Inc.(a)	25,800	797,994
UDR Inc.	1,595	67,931
Ulta Beauty Inc.(a)	840	431,726
Union Pacific Corp.	9,600	1,960,224
United Parcel Service Inc., Class B	10,560	1,956,029
United Rentals Inc.(a)	3,480	1,534,506
UnitedHealth Group Inc.	13,320	6,649,211
Vail Resorts Inc.	960	251,846
Veeva Systems Inc., Class A(a)	2,760	470,718
Ventas Inc.	1,440	74,606
VeriSign Inc.(a)	1,320	287,826
Verisk Analytics Inc.	3,120	567,185
Verizon Communications Inc.	68,040	2,828,423
Vertex Pharmaceuticals Inc.(a)	4,080	1,318,248

Security	Shares	Value

United States (continued)
VF Corp.	6,600	$204,204
Viatris Inc.	46,200	561,792
VICI Properties Inc.	15,720	537,310
Visa Inc., Class A	24,480	5,635,541
VMware Inc., Class A(a)	3,480	426,196
Vulcan Materials Co.	4,320	791,986
Walgreens Boots Alliance Inc.	15,240	561,746
Walmart Inc.	23,040	3,314,765
Walt Disney Co. (The)(a)	26,040	2,825,080
Warner Bros. Discovery Inc.(a)	31,200	462,384
Waters Corp.(a)	960	315,437
Webster Financial Corp.	3,240	170,586
Wells Fargo & Co.	56,520	2,649,092
Welltower Inc.	3,720	279,149
West Pharmaceutical Services Inc.	840	223,104
Western Digital Corp.(a)	4,320	189,864
Western Union Co. (The)	20,640	292,469
Westinghouse Air Brake Technologies Corp.	2,280	236,687
Williams Companies Inc. (The)	73,800	2,379,312
Willis Towers Watson PLC	1,940	493,129
Wolfspeed Inc.(a)	2,280	175,583
Workday Inc., Class A(a)	1,800	326,574
WW Grainger Inc.	720	424,426
Wynn Resorts Ltd.(a)	1,320	136,805
Xylem Inc./NY	4,560	474,286
Yum! Brands Inc.	5,040	657,770
Zebra Technologies Corp., Class A(a)	720	227,650
Zillow Group Inc., Class C (a)	2,400	106,104
Zimmer Biomet Holdings Inc.	3,240	412,582
Zoetis Inc.	7,320	1,211,387
Zoom Video Communications Inc., Class A(a)	2,160	162,000
ZoomInfo Technologies Inc.(a)	4,080	115,178

		523,457,316

Total Common Stocks — 99.4% (Cost: $869,646,615)		886,709,602

Preferred Stocks

Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	60,092	165,965
Cia. Energetica de Minas Gerais, Preference Shares, NVS	105,360	237,855
Itau Unibanco Holding SA, Preference Shares, NVS	33,240	165,863

		569,683

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	7,320	712,968

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	46,200	351,174

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,580	339,165
Henkel AG & Co. KGaA, Preference Shares, NVS	4,560	325,129
Sartorius AG, Preference Shares, NVS	360	161,429

		825,723

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 0.0%
Samsung Electronics Co. Ltd., Preference Shares, NVS	11,160	$500,795

Total Preferred Stocks — 0.3% (Cost: $2,672,736)		2,960,343

Total Long-Term Investments — 99.7% (Cost: $872,319,351)		889,669,945

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(f)(g)(h)	9,162,011	9,167,508
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(f)(g)	470,000	470,000

Total Short-Term Securities — 1.1% (Cost: $9,633,974)		9,637,508

Total Investments — 100.8% (Cost: $881,953,325)		899,307,453
Liabilities in Excess of Other Assets — (0.8)%		(7,361,004)

Net Assets — 100.0%		$891,946,449

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$9,661,298	$—	$(495,805	)(a)	$149	$1,866	$9,167,508	9,162,011	$24,149	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,320,000	—	(850,000	)(a)	—	—	470,000	470,000	24,464		1
BlackRock Inc.	1,410,631	—	(40,834)		12,666	166,325	1,548,788	2,040	20,242		—

					$12,815	$168,191	$11,186,296		$68,855		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	5	03/17/23	$530	$36,909
MSCI Emerging Markets Index	4	03/17/23	209	16,544
S&P 500 E-Mini Index	5	03/17/23	1,022	51,559

				$105,012

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI Low Carbon Target ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$105,012	$—	$—	$—	$105,012

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$213,524	$—	$—	$—	$213,524

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(73,429)	$—	$—	$—	$(73,429)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$2,686,145

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$17,165,036	$—	$17,165,036
Austria	—	869,902	—	869,902
Belgium	—	1,618,962	—	1,618,962
Brazil	4,244,999	758	—	4,245,757
Canada	33,813,488	—	—	33,813,488
Chile	232,582	615,580	—	848,162
China	2,250,267	35,069,559	29,545	37,349,371
Colombia	548,237	—	—	548,237
Czech Republic	—	283,512	—	283,512
Denmark	—	5,841,505	—	5,841,505
Egypt	237,163	132,442	—	369,605
Finland	—	1,903,581	—	1,903,581
France	—	25,691,865	—	25,691,865
Germany	—	15,224,351	—	15,224,351
Greece	—	88,292	—	88,292
Hong Kong	67,003	6,566,334	—	6,633,337
India	192,636	11,240,966	—	11,433,602
Indonesia	—	2,136,212	—	2,136,212

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI Low Carbon Target ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Ireland	$—	$1,742,333	$—	$1,742,333
Israel	1,025,948	2,289,589	—	3,315,537
Italy	—	7,170,450	—	7,170,450
Japan	—	50,456,986	—	50,456,986
Kuwait	—	1,126,302	—	1,126,302
Malaysia	—	794,775	—	794,775
Mexico	2,080,682	—	—	2,080,682
Netherlands	1,251,331	8,679,617	—	9,930,948
Norway	—	4,594,683	—	4,594,683
Peru	604,688	—	—	604,688
Philippines	—	994,405	—	994,405
Portugal	—	88,580	—	88,580
Qatar	—	1,442,619	—	1,442,619
Russia	—	—	185	185
Saudi Arabia	—	5,690,981	—	5,690,981
Singapore	131,478	3,671,765	—	3,803,243
South Africa	527,824	2,348,883	—	2,876,707
South Korea	—	13,265,966	—	13,265,966
Spain	—	6,676,231	—	6,676,231
Sweden	—	6,948,888	—	6,948,888
Switzerland	732,384	21,999,034	—	22,731,418
Taiwan	—	14,364,119	—	14,364,119
Thailand	—	1,759,313	—	1,759,313
Turkey	54,059	728,011	—	782,070
United Arab Emirates	—	1,283,536	—	1,283,536
United Kingdom	730,169	31,931,695	—	32,661,864
United States	523,457,316	—	—	523,457,316
Preferred Stocks
Brazil	569,683	—	—	569,683
Chile	—	712,968	—	712,968
Colombia	351,174	—	—	351,174
Germany	—	825,723	—	825,723
South Korea	—	500,795	—	500,795
Short-Term Securities
Money Market Funds	9,637,508	—	—	9,637,508

	$582,740,619	$316,537,104	$29,730	$899,307,453

Derivative Financial Instruments(a)
Assets
Equity Contracts	$105,012	$—	$—	$105,012

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) January 31, 2023	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Cayman Islands — 0.0%
Haichang Ocean Park Holdings Ltd.(a)(b)	1,740,000	$410,984

China — 37.5%
360 DigiTech Inc.	56,826	1,371,211
360 Security Technology Inc., Class A	277,200	288,211
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	94,049	285,262
3SBio Inc.(a)	808,500	880,637
AAC Technologies Holdings Inc.(b)	346,500	923,350
AECC Aviation Power Co. Ltd., Class A	93,491	630,067
Agricultural Bank of China Ltd., Class A	2,887,500	1,244,849
Agricultural Bank of China Ltd., Class H	15,708,000	5,653,828
Aier Eye Hospital Group Co. Ltd., Class A	241,116	1,177,994
Air China Ltd., Class A(b)	300,419	460,627
Air China Ltd., Class H(b)	928,000	828,131
Alibaba Group Holding Ltd.(b)	7,969,540	109,570,490
Alibaba Health Information Technology Ltd.(b)	2,772,000	2,475,713
Aluminum Corp. of China Ltd., Class A	485,199	382,103
Aluminum Corp. of China Ltd., Class H	2,310,000	1,234,450
Angel Yeast Co. Ltd., Class A	24,798	153,084
Anhui Conch Cement Co. Ltd., Class A	161,780	706,518
Anhui Conch Cement Co. Ltd., Class H	667,500	2,534,111
Anhui Gujing Distillery Co. Ltd., Class A	23,135	955,032
Anhui Gujing Distillery Co. Ltd., Class B	46,200	789,987
Anhui Kouzi Distillery Co. Ltd., Class A	23,100	191,228
ANTA Sports Products Ltd.	646,800	9,811,054
Autohome Inc., ADR	41,118	1,433,373
AVIC Electromechanical Systems Co. Ltd., Class A	163,199	266,830
AVIC Industry-Finance Holdings Co. Ltd., Class A	508,200	395,065
AviChina Industry & Technology Co. Ltd., Class H	1,386,000	720,875
Baidu Inc.(b)	1,178,120	19,804,241
Bank of Beijing Co. Ltd., Class A	877,800	553,005
Bank of Chengdu Co. Ltd., Class A	184,800	398,373
Bank of China Ltd., Class A	1,201,200	573,108
Bank of China Ltd., Class H	42,504,000	16,179,767
Bank of Communications Co. Ltd., Class A	1,409,186	1,013,003
Bank of Communications Co. Ltd., Class H	4,620,100	2,855,679
Bank of Hangzhou Co. Ltd., Class A	231,060	446,357
Bank of Jiangsu Co. Ltd., Class A	623,700	686,927
Bank of Nanjing Co. Ltd., Class A	395,700	609,236
Bank of Ningbo Co. Ltd., Class A	254,125	1,238,481
Bank of Shanghai Co. Ltd., Class A	623,741	553,875
Baoshan Iron & Steel Co. Ltd., Class A	785,495	720,213
BBMG Corp., Class A	654,094	245,343
BeiGene Ltd.(b)	324,630	6,380,770
Beijing Capital International Airport Co. Ltd., Class H(b)	924,000	702,753
Beijing Dabeinong Technology Group Co. Ltd., Class A(b)	161,700	220,010
Beijing Enlight Media Co. Ltd., Class A	115,500	140,652
Beijing Enterprises Holdings Ltd.	231,000	784,432
Beijing Enterprises Water Group Ltd.	2,310,000	590,288
Beijing New Building Materials PLC, Class A	69,926	296,571
Beijing Originwater Technology Co. Ltd., Class A	277,200	201,554
Beijing Shiji Information Technology Co. Ltd., Class A	97,628	247,722
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	23,195	461,654
Bethel Automotive Safety Systems Co. Ltd.	23,100	297,006
Betta Pharmaceuticals Co. Ltd., Class A	23,100	205,913
BGI Genomics Co. Ltd., Class A	23,190	187,308

Security	Shares	Value

China (continued)
Bilibili Inc.(b)	103,408	$2,580,725
BOC Aviation Ltd.(a)	115,700	963,544
BOE Technology Group Co. Ltd., Class A	1,339,800	791,599
Bosideng International Holdings Ltd.	1,848,000	1,029,848
BYD Co. Ltd., Class A	69,350	2,963,104
BYD Co. Ltd., Class H	433,500	13,727,880
BYD Electronic International Co. Ltd.	346,500	1,201,022
By-health Co. Ltd., Class A	69,300	237,119
C&D International Investment Group Ltd.	231,000	734,487
Caitong Securities Co. Ltd., Class A	242,208	280,764
CGN Power Co. Ltd., Class H(a)	6,014,000	1,405,225
Changchun High & New Technology Industry Group Inc., Class A	23,100	689,983
Changjiang Securities Co. Ltd., Class A	370,400	316,168
Chaozhou Three-Circle Group Co. Ltd., Class A	92,497	457,919
Chengxin Lithium Group Co. Ltd., Class A	46,200	293,931
China Cinda Asset Management Co. Ltd., Class H	4,851,000	688,738
China CITIC Bank Corp. Ltd., Class H	4,851,200	2,340,462
China Coal Energy Co. Ltd., Class H	1,155,000	926,861
China Communications Services Corp. Ltd., Class H	1,386,000	527,428
China Conch Venture Holdings Ltd.	924,000	1,960,807
China Construction Bank Corp., Class A	392,700	326,511
China Construction Bank Corp., Class H	51,513,390	33,344,142
China CSSC Holdings Ltd., Class A	184,800	650,723
China Eastern Airlines Corp. Ltd., Class A(b)	392,795	312,994
China Energy Engineering Corp. Ltd.	1,062,600	370,417
China Everbright Bank Co. Ltd., Class A	1,455,300	662,391
China Everbright Bank Co. Ltd., Class H	1,617,000	516,171
China Everbright Environment Group Ltd.	2,079,370	924,663
China Evergrande Group(b)(c)(d)	2,502,000	340,522
China Feihe Ltd.(a)	1,850,000	1,774,960
China Galaxy Securities Co. Ltd., Class A	138,651	201,829
China Galaxy Securities Co. Ltd., Class H	1,963,500	1,058,432
China Gas Holdings Ltd.	1,617,000	2,517,375
China Greatwall Technology Group Co. Ltd., Class A	115,500	208,715
China Hongqiao Group Ltd.	1,270,500	1,477,749
China International Capital Corp. Ltd., Class H(a)	831,600	1,858,315
China Jinmao Holdings Group Ltd.	3,234,000	742,833
China Jushi Co. Ltd., Class A	138,671	303,659
China Lesso Group Holdings Ltd.	693,000	787,736
China Life Insurance Co. Ltd., Class A	116,290	587,631
China Life Insurance Co. Ltd., Class H	3,929,000	7,232,392
China Literature Ltd.(a)(b)	231,000	1,211,110
China Longyuan Power Group Corp. Ltd., Class H	1,848,000	2,551,054
China Medical System Holdings Ltd.	693,000	1,196,268
China Meidong Auto Holdings Ltd.	462,000	1,146,286
China Mengniu Dairy Co. Ltd.	1,617,000	7,800,202
China Merchants Bank Co. Ltd., Class A	669,904	4,107,412
China Merchants Bank Co. Ltd., Class H	2,080,446	13,494,037
China Merchants Energy Shipping Co. Ltd., Class A	207,900	197,303
China Merchants Port Holdings Co. Ltd.	930,180	1,303,949
China Merchants Securities Co. Ltd., Class A	277,265	588,161
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	254,960	561,715
China Minsheng Banking Corp. Ltd., Class A	1,432,298	740,945
China Minsheng Banking Corp. Ltd., Class H	2,656,520	993,210
China National Building Material Co. Ltd., Class H	2,310,000	2,119,555
China National Chemical Engineering Co. Ltd., Class A	254,156	327,596
China National Nuclear Power Co. Ltd., Class A	716,100	641,913
China National Software & Service Co. Ltd., Class A	23,100	258,345

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	138,600	$598,233
China Oilfield Services Ltd., Class H	1,000,000	1,212,033
China Overseas Land & Investment Ltd.	2,080,260	5,617,264
China Overseas Property Holdings Ltd.	1,155,000	1,510,773
China Pacific Insurance Group Co. Ltd., Class A	254,198	974,917
China Pacific Insurance Group Co. Ltd., Class H	1,386,000	3,810,760
China Petroleum & Chemical Corp., Class A	1,362,992	914,318
China Petroleum & Chemical Corp., Class H	13,398,000	7,234,508
China Power International Development Ltd.	3,004,000	1,291,441
China Railway Group Ltd., Class A	808,500	683,834
China Railway Group Ltd., Class H	2,079,000	1,134,165
China Resources Beer Holdings Co. Ltd.	924,000	6,956,128
China Resources Cement Holdings Ltd.	1,386,000	801,557
China Resources Gas Group Ltd.	485,100	2,039,960
China Resources Land Ltd.	1,691,555	8,106,868
China Resources Mixc Lifestyle Services Ltd.(a)	369,600	2,129,507
China Resources Pharmaceutical Group Ltd.(a)	693,000	521,999
China Resources Power Holdings Co. Ltd.	924,000	1,924,647
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	46,273	332,780
China Ruyi Holdings Ltd.(b)	2,772,000	741,184
China Shenhua Energy Co. Ltd., Class A	231,018	973,462
China Shenhua Energy Co. Ltd., Class H	1,849,000	5,755,233
China Southern Airlines Co. Ltd., Class A(b)	438,900	477,326
China Southern Airlines Co. Ltd., Class H(b)(d)	924,000	613,783
China State Construction Engineering Corp. Ltd., Class A	1,409,100	1,158,328
China State Construction International Holdings Ltd.	924,000	1,106,714
China Taiping Insurance Holdings Co. Ltd.	785,590	1,088,067
China Three Gorges Renewables Group Co. Ltd., Class A	993,300	847,587
China Tourism Group Duty Free Corp. Ltd.(a)(b)	23,100	707,796
China Tourism Group Duty Free Corp. Ltd., Class A	70,398	2,229,688
China Tower Corp. Ltd., Class H(a)	23,100,000	2,624,641
China Traditional Chinese Medicine Holdings Co. Ltd.	1,396,000	668,839
China United Network Communications Ltd., Class A	1,196,000	927,621
China Vanke Co. Ltd., Class A	369,607	1,002,617
China Vanke Co. Ltd., Class H	854,784	1,727,946
China Yangtze Power Co. Ltd., Class A	762,348	2,348,691
China Zhenhua Group Science & Technology Co. Ltd., Class A	23,100	388,990
China Zheshang Bank Co. Ltd., Class A(b)	970,200	425,809
Chinasoft International Ltd.	1,386,000	1,218,533
Chongqing Brewery Co. Ltd., Class A	24,796	443,024
Chongqing Changan Automobile Co. Ltd., Class A	300,478	632,794
Chongqing Fuling Zhacai Group Co. Ltd., Class A	46,200	182,834
Chongqing Zhifei Biological Products Co. Ltd., Class A	46,200	672,126
CITIC Ltd.	3,234,000	3,784,338
CITIC Securities Co. Ltd., Class A	369,602	1,176,753
CITIC Securities Co. Ltd., Class H	1,155,025	2,642,482
CMOC Group Ltd., Class A	900,900	760,182
CMOC Group Ltd., Class H	1,386,000	802,222
Contemporary Amperex Technology Co. Ltd., Class A	84,499	5,862,970
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(b)	115,500	244,164
COSCO SHIPPING Holdings Co. Ltd., Class A	439,112	693,811
COSCO SHIPPING Holdings Co. Ltd., Class H	1,732,899	1,797,502
COSCO SHIPPING Ports Ltd.(d)	924,000	699,011
Country Garden Holdings Co. Ltd.(d)	6,647,838	2,494,475

Security	Shares	Value

China (continued)
Country Garden Services Holdings Co. Ltd.	1,173,000	$3,171,159
CRRC Corp. Ltd., Class A	738,500	586,035
CRRC Corp. Ltd., Class H	2,532,000	1,147,669
CSC Financial Co. Ltd., Class A	161,799	649,466
CSPC Pharmaceutical Group Ltd.	4,943,440	5,636,523
Dajin Heavy Industry Co. Ltd.	23,100	162,129
Dali Foods Group Co. Ltd.(a)	1,039,500	463,543
Daqin Railway Co. Ltd., Class A	531,300	527,638
Daqo New Energy Corp., ADR(b)	32,340	1,471,793
DaShenLin Pharmaceutical Group Co. Ltd., Class A	28,500	160,866
DHC Software Co. Ltd., Class A	161,700	148,646
Dong-E-E-Jiao Co. Ltd., Class A	46,200	301,679
Dongfang Electric Corp. Ltd., Class A	138,888	441,433
Dongfeng Motor Group Co. Ltd., Class H	1,386,000	826,356
Dongxing Securities Co. Ltd., Class A	185,698	230,305
Dongyue Group Ltd.	693,000	829,640
East Money Information Co. Ltd., Class A	462,012	1,548,595
Ecovacs Robotics Co. Ltd., Class A	23,100	299,264
ENN Energy Holdings Ltd.	439,100	6,615,797
Eve Energy Co. Ltd., Class A	69,316	910,808
Everbright Securities Co. Ltd., Class A	139,693	329,979
Fangda Carbon New Material Co. Ltd., Class A(b)	187,175	182,868
Far East Horizon Ltd.	924,000	834,626
First Capital Securities Co. Ltd., Class A	207,900	185,234
Flat Glass Group Co. Ltd., Class A	69,300	386,977
Flat Glass Group Co. Ltd., Class H	231,000	723,221
Focus Media Information Technology Co. Ltd., Class A	532,440	549,616
Foshan Haitian Flavouring & Food Co. Ltd., Class A	128,744	1,517,264
Fosun International Ltd.	1,386,000	1,286,825
Foxconn Industrial Internet Co. Ltd., Class A	323,400	456,461
Fujian Sunner Development Co. Ltd., Class A	46,200	168,355
Fuyao Glass Industry Group Co. Ltd., Class A	46,299	268,385
Fuyao Glass Industry Group Co. Ltd., Class H(a)	369,600	1,819,008
Ganfeng Lithium Co. Ltd., Class H(a)(d)	195,120	1,782,066
Ganfeng Lithium Group Co. Ltd., Class A	46,257	544,136
Gaona Aero Material Co. Ltd.	23,100	154,125
GCL System Integration Technology Co. Ltd., Class A(b)	346,500	166,614
GCL-Poly Energy Holdings Ltd.(b)	10,626,000	2,942,649
GD Power Development Co. Ltd., Class A(b)	462,000	272,128
GDS Holdings Ltd., Class A(b)	509,440	1,485,581
Geely Automobile Holdings Ltd.(d)	3,236,000	5,249,761
Gemdale Corp., Class A	161,746	236,960
Genscript Biotech Corp.(b)	462,000	1,565,495
GF Securities Co. Ltd., Class A	184,800	478,427
GF Securities Co. Ltd., Class H	554,400	907,868
GigaDevice Semiconductor Inc., Class A	23,235	396,490
GoerTek Inc., Class A	115,797	356,105
Gotion High-tech Co. Ltd., Class A	69,300	334,831
Great Wall Motor Co. Ltd., Class A	69,500	320,497
Great Wall Motor Co. Ltd., Class H	1,617,000	2,283,126
Gree Electric Appliances Inc. of Zhuhai, Class A	92,400	475,005
Greentown China Holdings Ltd.	462,000	681,160
Greentown Service Group Co. Ltd.	462,000	337,286
GRG Banking Equipment Co. Ltd., Class A	138,660	209,326
Guangdong Haid Group Co. Ltd., Class A	69,399	641,239
Guangdong Investment Ltd.	1,386,000	1,505,776
Guangdong Kinlong Hardware Products Co. Ltd., Class A	18,700	275,531
Guanghui Energy Co. Ltd., Class A	301,400	458,180
Guangzhou Automobile Group Co. Ltd., Class A	161,700	282,360

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Guangzhou Automobile Group Co. Ltd., Class H	1,848,397	$1,329,795
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	69,300	311,196
Guangzhou Great Power Energy & Technology Co. Ltd.	23,100	261,027
Guangzhou Haige Communications Group Inc. Co., Class A	161,711	210,410
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	24,798	309,810
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	24,158	225,871
Guangzhou Tinci Materials Technology Co. Ltd., Class A	69,300	506,774
Guosen Securities Co. Ltd., Class A	300,300	418,206
Guotai Junan Securities Co. Ltd., Class A	346,500	734,283
Guoyuan Securities Co. Ltd., Class A	231,030	243,535
H World Group Ltd., ADR	104,644	4,968,497
Haidilao International Holding Ltd.(a)(b)	693,000	1,889,612
Haier Smart Home Co. Ltd., Class A	254,100	971,354
Haier Smart Home Co. Ltd., Class H	1,201,600	4,431,643
Haitian International Holdings Ltd.	231,000	708,928
Haitong Securities Co. Ltd., Class A	300,300	416,405
Haitong Securities Co. Ltd., Class H	1,020,800	704,174
Hangzhou Chang Chuan Technology Co. Ltd.	23,100	148,317
Hangzhou First Applied Material Co. Ltd., Class A	46,274	516,840
Hangzhou Lion Electronics Co. Ltd.	23,100	160,030
Hangzhou Robam Appliances Co. Ltd., Class A	46,383	206,777
Hangzhou Silan Microelectronics Co. Ltd., Class A	46,200	242,899
Hangzhou Tigermed Consulting Co. Ltd., Class A	24,190	418,293
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	46,400	608,660
Hansoh Pharmaceutical Group Co. Ltd.(a)	462,000	945,580
Henan Shuanghui Investment & Development Co. Ltd., Class A	115,598	437,291
Hengan International Group Co. Ltd.	346,500	1,704,557
Hengli Petrochemical Co. Ltd., Class A	208,199	541,471
Hengyi Petrochemical Co. Ltd., Class A	207,900	240,738
Hesteel Co. Ltd., Class A	739,200	264,413
Hithink RoyalFlush Information Network Co. Ltd., Class A	23,188	407,309
Hongfa Technology Co. Ltd., Class A	33,340	185,465
Hua Hong Semiconductor Ltd.(a)(b)	231,000	893,231
Huadian Power International Corp. Ltd., Class A	369,600	319,399
Huadong Medicine Co. Ltd., Class A	69,387	488,436
Hualan Biological Engineering Inc., Class A	62,880	208,275
Huaneng Power International Inc., Class A(b)	462,000	513,237
Huaneng Power International Inc., Class H(b)	1,852,000	904,219
Huatai Securities Co. Ltd., Class A	300,300	578,716
Huatai Securities Co. Ltd., Class H(a)	741,400	959,979
Huaxi Securities Co. Ltd., Class A	184,800	224,129
Huaxia Bank Co. Ltd., Class A	646,899	499,819
Huaxin Cement Co. Ltd., Class A	69,300	168,075
Huayu Automotive Systems Co. Ltd., Class A	115,700	313,175
Huizhou Desay Sv Automotive Co. Ltd., Class A	23,100	451,083
Hundsun Technologies Inc., Class A	60,735	425,988
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(d)	191,200	1,517,482
Iflytek Co. Ltd., Class A	93,200	561,540
Imeik Technology Development Co. Ltd., Class A	8,200	725,322
Industrial & Commercial Bank of China Ltd., Class A	2,102,100	1,345,686
Industrial & Commercial Bank of China Ltd., Class H	30,261,350	16,187,363
Industrial Bank Co. Ltd., Class A	716,125	1,874,639
Industrial Securities Co. Ltd., Class A	425,386	435,990
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,663,296	504,244

Security	Shares	Value

China (continued)
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	370,100	$243,281
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	231,091	1,116,885
Inner Mongolia Yitai Coal Co. Ltd., Class B	647,125	972,608
Innovent Biologics Inc.(a)(b)	577,500	3,145,326
Inspur Electronic Information Industry Co. Ltd., Class A	69,348	244,069
iQIYI Inc., ADR(b)	226,380	1,516,746
JA Solar Technology Co. Ltd., Class A	92,480	906,490
Jafron Biomedical Co. Ltd., Class A	23,420	117,340
Jason Furniture Hangzhou Co. Ltd., Class A	30,780	194,926
JD Health International Inc.(a)(b)(d)	600,600	4,987,582
JD.com Inc., Class A	1,155,032	34,296,772
Jiangsu Eastern Shenghong Co. Ltd., Class A	161,700	375,503
Jiangsu Expressway Co. Ltd., Class H	926,000	911,999
Jiangsu Hengli Hydraulic Co. Ltd., Class A	46,265	449,280
Jiangsu Hengrui Medicine Co. Ltd., Class A	207,910	1,302,778
Jiangsu King’s Luck Brewery JSC Ltd., Class A	46,200	396,630
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	46,200	1,205,565
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	46,200	205,589
Jiangsu Zhongtian Technology Co. Ltd., Class A	115,700	281,365
Jiangxi Copper Co. Ltd., Class A	92,400	267,460
Jiangxi Copper Co. Ltd., Class H	693,000	1,193,383
Jiumaojiu International Holdings Ltd.(a)	462,000	1,183,727
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	115,500	201,558
Jointown Pharmaceutical Group Co. Ltd., Class A	92,400	185,767
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	23,186	124,535
JOYY Inc., ADR	28,182	1,005,534
Juewei Food Co. Ltd., Class A	23,100	182,823
Kanzhun Ltd., ADR(b)	98,868	2,401,504
KE Holdings Inc., ADR(b)	361,515	6,630,185
Kingboard Holdings Ltd.	346,500	1,415,396
Kingboard Laminates Holdings Ltd.	462,000	563,325
Kingdee International Software Group Co. Ltd.(b)(d)	1,386,000	3,024,959
Kingsoft Corp. Ltd.	508,600	1,872,685
Koolearn Technology Holding Ltd.(a)(b)(d)	231,000	1,876,243
Kuaishou Technology(a)(b)	947,100	8,333,351
Kunlun Energy Co. Ltd.	1,848,000	1,457,434
Kweichow Moutai Co. Ltd., Class A	40,072	10,989,627
LB Group Co. Ltd., Class A	92,400	286,050
Legend Biotech Corp., ADR(b)	26,484	1,337,442
Lenovo Group Ltd.	4,158,000	3,335,002
Lens Technology Co. Ltd., Class A	184,886	365,219
Lepu Medical Technology Beijing Co. Ltd., Class A	69,300	229,393
Li Auto Inc.(b)	589,336	7,211,250
Li Ning Co. Ltd.	1,276,000	12,614,108
Lingyi iTech Guangdong Co., Class A(b)	346,500	276,186
Livzon Pharmaceutical Group Inc., Class A	23,101	116,166
Longfor Group Holdings Ltd.(a)	1,039,500	3,434,623
LONGi Green Energy Technology Co. Ltd., Class A	231,028	1,656,574
Lufax Holding Ltd., ADR	380,919	1,161,803
Luxshare Precision Industry Co. Ltd., Class A	231,230	1,120,103
Luzhou Laojiao Co. Ltd., Class A	46,200	1,628,771
Mango Excellent Media Co. Ltd., Class A	70,050	317,518
Maxscend Microelectronics Co. Ltd., Class A	23,164	461,508
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(b)	161,787	153,099
Meituan, Class B(a)(b)	2,690,150	60,140,661

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Metallurgical Corp. of China Ltd., Class A	808,508	$404,462
Microport Scientific Corp.(b)(d)	369,600	1,159,740
Ming Yang Smart Energy Group Ltd., Class A	69,300	286,868
Minth Group Ltd.	462,000	1,355,971
Montage Technology Co. Ltd., Class A	46,200	380,483
Muyuan Foods Co. Ltd., Class A	185,036	1,370,649
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	60,001	169,291
NARI Technology Co. Ltd., Class A	231,056	905,690
NAURA Technology Group Co. Ltd., Class A	23,100	806,579
NavInfo Co. Ltd., Class A	92,400	164,687
NetEase Inc.	1,062,670	18,854,011
New China Life Insurance Co. Ltd., Class A	92,499	427,319
New China Life Insurance Co. Ltd., Class H	415,800	1,115,159
New Hope Liuhe Co. Ltd., Class A(b)	161,772	314,521
New Oriental Education & Technology Group Inc.(b)	854,780	3,628,386
Nine Dragons Paper Holdings Ltd.	924,000	828,324
Ninestar Corp., Class A	69,800	531,479
Ningbo Joyson Electronic Corp., Class A(b)	46,200	109,656
Ningbo Orient Wires & Cables Co. Ltd.	23,100	220,417
Ningbo Tuopu Group Co. Ltd., Class A	48,800	517,194
Ningxia Baofeng Energy Group Co. Ltd., Class A	231,000	459,221
NIO Inc., ADR(b)(d)	740,124	8,933,297
Nongfu Spring Co. Ltd., Class H(a)	970,600	5,494,377
Offshore Oil Engineering Co. Ltd., Class A	162,500	160,559
OFILM Group Co. Ltd., Class A(b)	138,623	103,728
Oppein Home Group Inc., Class A	23,100	431,068
Orient Overseas International Ltd.(d)	80,500	1,338,138
Orient Securities Co. Ltd., Class A	311,313	501,089
Ovctek China Inc., Class A	46,280	254,797
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	415,800	321,335
People’s Insurance Co. Group of China Ltd. (The), Class H	4,851,000	1,635,392
Perfect World Co. Ltd., Class A	92,489	192,969
PetroChina Co. Ltd., Class A	716,100	550,730
PetroChina Co. Ltd., Class H	11,550,000	6,178,672
Pharmaron Beijing Co. Ltd., Class A	36,000	396,772
Pharmaron Beijing Co. Ltd., Class H(a)	106,200	778,437
PICC Property & Casualty Co. Ltd., Class H	3,697,814	3,476,506
Pinduoduo Inc., ADR(b)	270,732	26,526,321
Ping An Bank Co. Ltd., Class A	670,138	1,494,140
Ping An Healthcare and Technology Co. Ltd.(a)(b)(d)	254,100	672,856
Ping An Insurance Group Co. of China Ltd., Class A	369,699	2,803,371
Ping An Insurance Group Co. of China Ltd., Class H	3,349,500	26,017,917
Poly Developments and Holdings Group Co. Ltd., Class A	415,895	969,391
Pop Mart International Group Ltd.(a)(d)	277,200	898,829
Porton Pharma Solutions Ltd.	23,100	162,462
Postal Savings Bank of China Co. Ltd., Class A	924,000	660,060
Postal Savings Bank of China Co. Ltd., Class H(a)	4,391,000	2,988,107
Power Construction Corp. of China Ltd., Class A	531,300	553,649
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	184,800	687,846
Rongsheng Petrochemical Co. Ltd., Class A	369,668	726,905
SAIC Motor Corp. Ltd., Class A	300,398	670,323
Sangfor Technologies Inc., Class A	23,100	518,171
Sany Heavy Equipment International Holdings Co. Ltd.	693,000	700,069
Sany Heavy Industry Co. Ltd., Class A	300,399	781,692
Satellite Chemical Co. Ltd., Class A	144,991	381,231
Sealand Securities Co. Ltd., Class A	323,410	169,924

Security	Shares	Value

China (continued)
Seazen Holdings Co. Ltd., Class A(b)	69,324	$219,302
SF Holding Co. Ltd., Class A	161,795	1,412,590
SG Micro Corp., Class A	23,100	611,511
Shaanxi Coal Industry Co. Ltd., Class A	369,699	1,072,394
Shan Xi Hua Yang Group New Energy Co. Ltd.	69,300	161,584
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	92,400	262,950
Shandong Gold Mining Co. Ltd., Class A	184,880	543,584
Shandong Gold Mining Co. Ltd., Class H(a)(d)	346,500	668,252
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	92,420	463,699
Shandong Linglong Tyre Co. Ltd., Class A	46,400	151,824
Shandong Nanshan Aluminum Co. Ltd., Class A	531,300	285,094
Shandong Sun Paper Industry JSC Ltd., Class A	115,500	191,414
Shandong Weifang Rainbow Chemical Co. Ltd.	23,100	280,570
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,386,800	2,305,388
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	46,268	249,470
Shanghai Baosight Software Co. Ltd., Class A	61,664	457,655
Shanghai Baosight Software Co. Ltd., Class B	323,403	1,013,648
Shanghai Construction Group Co. Ltd., Class A	438,900	171,058
Shanghai Electric Group Co. Ltd., Class A(b)	577,500	350,359
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	92,400	467,417
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	231,000	744,844
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	231,000	962,887
Shanghai International Airport Co. Ltd., Class A(b)	46,200	415,167
Shanghai International Port Group Co. Ltd., Class A	415,800	329,043
Shanghai Junshi Biosciences Co. Ltd., Class A(b)	46,200	393,456
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	646,875	518,400
Shanghai M&G Stationery Inc., Class A	46,200	367,894
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	115,500	319,980
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	346,500	610,947
Shanghai Pudong Development Bank Co. Ltd., Class A	1,016,495	1,111,014
Shanghai Putailai New Energy Technology Co. Ltd., Class A	48,800	400,811
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	138,600	162,629
Shanxi Coking Coal Energy Group Co. Ltd., Class A	115,500	201,895
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	138,600	407,374
Shanxi Meijin Energy Co. Ltd., Class A	161,700	231,046
Shanxi Securities Co. Ltd., Class A	207,940	182,737
Shanxi Taigang Stainless Steel Co. Ltd., Class A	255,200	174,015
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	46,280	2,004,188
Shengyi Technology Co. Ltd., Class A	115,500	276,906
Shennan Circuits Co. Ltd., Class A	23,120	262,123
Shenwan Hongyuan Group Co. Ltd., Class A	947,197	583,449
Shenzhen Energy Group Co. Ltd., Class A	231,086	212,148
Shenzhen Inovance Technology Co. Ltd., Class A	92,400	977,991
Shenzhen International Holdings Ltd.	577,500	563,435
Shenzhen Kangtai Biological Products Co. Ltd., Class A	61,800	337,376
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	46,275	2,288,489
Shenzhen Overseas Chinese Town Co. Ltd., Class A	323,400	257,788
Shenzhen SC New Energy Technology Corp., Class A	23,100	423,285
Shenzhen Transsion Holding Co. Ltd., Class A	25,195	319,836
Shenzhou International Group Holdings Ltd.	438,900	5,527,337

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	46,200	$199,135
Shimao Group Holdings Ltd.(b)(c)	834,000	192,501
Sichuan Chuantou Energy Co. Ltd., Class A	184,800	343,013
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	92,400	372,445
Sino Biopharmaceutical Ltd.	5,313,250	3,091,714
Sinomine Resource Group Co. Ltd., Class A	23,100	308,269
Sinopec Shanghai Petrochemical Co. Ltd., Class A	207,900	98,760
Sinopharm Group Co. Ltd., Class H	739,200	1,811,773
Smoore International Holdings Ltd.(a)(d)	924,000	1,392,899
Songcheng Performance Development Co. Ltd., Class A	126,620	273,409
SooChow Securities Co. Ltd., Class A	216,857	228,720
Southwest Securities Co. Ltd., Class A	462,000	273,819
Sunac China Holdings Ltd.(b)(c)(d)	1,668,000	342,224
Sungrow Power Supply Co. Ltd., Class A	46,200	894,742
Sunny Optical Technology Group Co. Ltd.	392,900	5,303,026
Sunwoda Electronic Co. Ltd., Class A	70,999	248,687
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	92,400	392,794
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	23,100	218,084
TAL Education Group, ADR(b)	238,675	1,744,714
TBEA Co. Ltd., Class A	161,797	512,088
TCL Technology Group Corp., Class A	577,500	360,272
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	117,199	739,389
Tencent Holdings Ltd.	3,349,500	163,217,483
Tencent Music Entertainment Group, ADR(b)(d)	376,200	3,156,318
Thunder Software Technology Co. Ltd., Class A	23,100	377,216
Tianma Microelectronics Co. Ltd., Class A	184,889	258,809
Tianqi Lithium Corp., Class A(b)	46,600	667,718
Tianshui Huatian Technology Co. Ltd., Class A	185,000	245,267
Tingyi Cayman Islands Holding Corp.	926,000	1,540,505
Toly Bread Co. Ltd., Class A	69,365	172,138
Tongcheng Travel Holdings Ltd.(b)	739,200	1,674,886
Tongkun Group Co. Ltd., Class A	94,096	219,419
Tongling Nonferrous Metals Group Co. Ltd., Class A	546,900	284,091
Tongwei Co. Ltd., Class A	138,600	869,615
Topchoice Medical Corp., Class A(b)	12,200	294,418
Topsports International Holdings Ltd.(a)	924,000	870,651
TravelSky Technology Ltd., Class H	464,000	964,449
Trina Solar Co. Ltd.	79,596	845,598
Trip.com Group Ltd., ADR(b)	293,370	10,784,281
Tsingtao Brewery Co. Ltd., Class H	380,000	3,668,838
Unigroup Guoxin Microelectronics Co. Ltd., Class A	32,099	599,647
Uni-President China Holdings Ltd.	695,000	668,619
Unisplendour Corp. Ltd., Class A	115,520	394,728
Vinda International Holdings Ltd.	231,000	637,501
Vipshop Holdings Ltd., ADR(b)	226,887	3,509,942
Walvax Biotechnology Co. Ltd., Class A	46,200	274,299
Wanhua Chemical Group Co. Ltd., Class A	117,199	1,681,920
Want Want China Holdings Ltd.	2,774,000	1,806,706
Weibo Corp., ADR(b)	33,264	756,756
Weichai Power Co. Ltd., Class A	231,000	384,706
Weichai Power Co. Ltd., Class H	1,155,600	1,745,056
Wens Foodstuffs Group Co. Ltd., Class A	231,098	690,534
Western Securities Co. Ltd., Class A	277,299	273,321
Will Semiconductor Co. Ltd. Shanghai, Class A	31,710	444,900
Wingtech Technology Co. Ltd., Class A	46,200	402,343
Wuchan Zhongda Group Co. Ltd., Class A	231,099	168,074
Wuhan Guide Infrared Co. Ltd., Class A	207,985	363,728
Wuliangye Yibin Co. Ltd., Class A	115,599	3,598,068

Security	Shares	Value

China (continued)
WUS Printed Circuit Kunshan Co. Ltd., Class A	92,450	$174,878
WuXi AppTec Co. Ltd., Class A	94,764	1,316,682
WuXi AppTec Co. Ltd., Class H(a)	184,874	2,402,258
Wuxi Autowell Technology Co. Ltd.	4,586	146,436
Wuxi Biologics Cayman Inc., New(a)(b)	1,963,500	16,396,011
Wuxi Shangji Automation Co. Ltd., Class A	23,100	392,645
XCMG Construction Machinery Co. Ltd., Class A	537,798	464,505
Xiamen C & D Inc., Class A	184,800	363,966
Xiaomi Corp., Class B(a)(b)	8,177,400	13,527,455
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	138,613	241,305
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	415,858	424,877
Xinyi Solar Holdings Ltd.	2,772,000	3,606,269
XPeng Inc.(b)	441,102	2,321,523
Xtep International Holdings Ltd.	693,000	924,018
Yadea Group Holdings Ltd.(a)	462,000	1,053,294
Yankuang Energy Group Co. Ltd., Class A	69,300	353,297
Yankuang Energy Group Co. Ltd., Class H	924,000	2,971,630
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	46,301	222,873
Yealink Network Technology Corp. Ltd., Class A	39,548	358,779
Yifeng Pharmacy Chain Co. Ltd., Class A	23,186	195,212
Yihai International Holding Ltd.(d)	231,000	822,004
Yihai Kerry Arawana Holdings Co. Ltd., Class A	46,200	306,784
Yintai Gold Co. Ltd., Class A	207,921	385,374
Yonyou Network Technology Co. Ltd., Class A	115,790	421,878
YTO Express Group Co. Ltd., Class A	115,500	359,707
Yuexiu Property Co. Ltd.(d)	764,600	1,112,270
Yum China Holdings Inc.	224,763	13,847,648
Yunda Holding Co. Ltd., Class A	115,520	253,486
Yunnan Baiyao Group Co. Ltd., Class A	70,015	596,615
Yunnan Botanee Bio-Technology Group Co. Ltd.	23,100	480,323
Yunnan Energy New Material Co. Ltd., Class A	31,000	720,072
Zai Lab Ltd., ADR(b)	47,761	2,012,649
Zangge Mining Co. Ltd.	46,200	191,664
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	23,202	1,070,773
Zhaojin Mining Industry Co. Ltd., Class H(b)	693,000	797,512
Zhejiang Century Huatong Group Co. Ltd., Class A(b)	300,372	177,120
Zhejiang Chint Electrics Co. Ltd., Class A	92,400	441,664
Zhejiang Dahua Technology Co. Ltd., Class A	138,600	260,649
Zhejiang Dingli Machinery Co. Ltd., Class A	13,447	108,955
Zhejiang Expressway Co. Ltd., Class H	926,000	799,628
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	69,325	220,135
Zhejiang Huayou Cobalt Co. Ltd., Class A	46,200	452,208
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	46,200	472,673
Zhejiang NHU Co. Ltd., Class A	138,812	401,086
Zhejiang Supcon Technology Co. Ltd.	15,873	216,911
Zhejiang Supor Co. Ltd., Class A	24,799	190,099
Zhejiang Weixing New Building Materials Co. Ltd., Class A	70,996	240,707
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	23,100	193,211
Zheshang Securities Co. Ltd., Class A	161,700	255,715
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(d)	392,700	1,308,846
Zhongji Innolight Co. Ltd., Class A	46,299	200,159
Zhongsheng Group Holdings Ltd.	346,500	1,960,562
Zhuzhou CRRC Times Electric Co. Ltd.	323,400	1,722,864
Zijin Mining Group Co. Ltd., Class A	646,800	1,136,159
Zijin Mining Group Co. Ltd., Class H	3,234,000	5,349,200

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	370,137	$319,561
ZTE Corp., Class A	138,600	548,408
ZTE Corp., Class H	369,600	892,594
ZTO Express Cayman Inc., ADR	229,845	6,552,881

		1,225,372,351

Hong Kong — 7.4%
AIA Group Ltd.	6,421,800	72,615,432
BOC Hong Kong Holdings Ltd.	1,963,500	6,862,211
Budweiser Brewing Co. APAC Ltd.(a)(d)	877,800	2,769,738
Chow Tai Fook Jewellery Group Ltd.	1,108,800	2,373,566
CK Asset Holdings Ltd.	1,039,632	6,646,897
CK Hutchison Holdings Ltd.	1,386,132	8,821,276
CK Infrastructure Holdings Ltd.	346,500	1,927,771
CLP Holdings Ltd.	924,000	6,865,255
ESR Group Ltd.(a)	1,109,200	2,220,714
Futu Holdings Ltd., ADR(b)(d)	32,340	1,641,578
Galaxy Entertainment Group Ltd.	1,155,000	8,040,299
Hang Lung Properties Ltd.	1,155,000	2,177,804
Hang Seng Bank Ltd.	415,800	6,924,406
Henderson Land Development Co. Ltd.	693,166	2,560,552
HK Electric Investments & HK Electric Investments Ltd., Class SS	1,617,000	1,117,723
HKT Trust & HKT Ltd., Class SS	2,081,640	2,727,315
Hong Kong & China Gas Co. Ltd.	6,237,763	6,262,838
Hong Kong Exchanges & Clearing Ltd.	636,653	28,635,109
Hongkong Land Holdings Ltd.(d)	623,700	3,049,128
Jardine Matheson Holdings Ltd.	92,400	4,911,575
Link REIT	1,155,000	9,245,036
MTR Corp. Ltd.	809,500	4,332,045
New World Development Co. Ltd.	693,166	2,071,806
Power Assets Holdings Ltd.	808,500	4,574,628
Sands China Ltd.(b)	1,293,600	4,851,110
Sino Land Co. Ltd.	1,849,200	2,402,993
SITC International Holdings Co. Ltd.	693,000	1,513,927
Sun Hung Kai Properties Ltd.	808,500	11,465,840
Swire Pacific Ltd., Class A	231,000	2,116,858
Swire Properties Ltd.	600,600	1,688,020
Techtronic Industries Co. Ltd.(d)	693,000	8,934,005
WH Group Ltd.(a)	4,389,000	2,703,029
Wharf Real Estate Investment Co. Ltd.	924,000	5,289,589
Xinyi Glass Holdings Ltd.	924,000	1,967,313

		242,307,386

India — 14.6%
ABB India Ltd.	27,951	972,723
ACC Ltd.	36,267	874,603
Adani Enterprises Ltd.	150,565	5,491,048
Adani Green Energy Ltd.(b)	164,615	2,474,358
Adani Ports & Special Economic Zone Ltd.	267,790	2,011,474
Adani Power Ltd.(b)	417,350	1,145,938
Adani Total Gas Ltd.	145,956	3,770,629
Adani Transmission Ltd.(b)	146,187	3,183,842
Ambuja Cements Ltd.	338,646	1,666,065
Apollo Hospitals Enterprise Ltd.	54,978	2,869,021
Asian Paints Ltd.	205,359	6,857,851
AU Small Finance Bank Ltd.(a)	85,813	652,393
Aurobindo Pharma Ltd.	124,278	621,368
Avenue Supermarts Ltd.(a)(b)	86,625	3,720,682
Axis Bank Ltd.	1,195,802	12,780,404

Security	Shares	Value

India (continued)
Bajaj Auto Ltd.	37,191	$1,739,108
Bajaj Finance Ltd.	145,992	10,553,533
Bajaj Finserv Ltd.	204,435	3,370,930
Bajaj Holdings & Investment Ltd.	12,936	931,864
Balkrishna Industries Ltd.	46,431	1,264,056
Bandhan Bank Ltd.(a)(b)	353,424	1,059,309
Berger Paints India Ltd.	142,527	958,683
Bharat Electronics Ltd.	2,044,293	2,378,618
Bharat Forge Ltd.	136,983	1,467,201
Bharat Petroleum Corp. Ltd.	447,216	1,877,045
Bharti Airtel Ltd.	1,190,805	11,220,610
Biocon Ltd.	207,032	595,617
Britannia Industries Ltd.	57,057	3,015,487
Cholamandalam Investment and Finance Co. Ltd.	219,912	1,906,050
Cipla Ltd.	261,954	3,265,452
Coal India Ltd.	787,017	2,172,428
Colgate-Palmolive India Ltd.	56,364	1,001,488
Container Corp. of India Ltd.	143,220	1,103,014
Dabur India Ltd.	334,026	2,280,736
Divi’s Laboratories Ltd.	71,148	2,890,903
DLF Ltd.	334,026	1,459,705
Dr. Reddy’s Laboratories Ltd.	62,139	3,295,480
Eicher Motors Ltd.	72,765	2,908,867
GAIL India Ltd.	1,257,443	1,466,628
Godrej Consumer Products Ltd.(b)	215,523	2,409,280
Godrej Properties Ltd.(b)	68,145	988,554
Grasim Industries Ltd.	145,761	2,840,376
Havells India Ltd.	139,562	2,020,920
HCL Technologies Ltd.	581,196	8,014,461
HDFC Life Insurance Co. Ltd.(a)	518,364	3,673,483
Hero MotoCorp Ltd.	58,674	1,986,721
Hindalco Industries Ltd.	721,875	4,166,829
Hindustan Petroleum Corp. Ltd.	351,582	1,022,877
Hindustan Unilever Ltd.	443,520	13,993,219
Housing Development Finance Corp. Ltd.	927,003	29,842,459
ICICI Bank Ltd.	2,713,564	27,762,922
ICICI Lombard General Insurance Co. Ltd.(a)	119,776	1,657,198
ICICI Prudential Life Insurance Co. Ltd.(a)	174,603	967,584
Indian Hotels Co. Ltd. (The)	431,277	1,592,969
Indian Oil Corp. Ltd.	1,471,932	1,472,407
Indian Railway Catering & Tourism Corp. Ltd.	136,810	1,068,601
Indraprastha Gas Ltd.	163,606	851,756
Indus Towers Ltd.	367,752	690,324
Info Edge India Ltd.	38,808	1,751,363
Infosys Ltd.	1,802,493	33,950,481
InterGlobe Aviation Ltd.(a)(b)	53,361	1,387,714
ITC Ltd.	1,601,292	6,910,568
Jindal Steel & Power Ltd.	223,377	1,602,331
JSW Steel Ltd.	394,548	3,468,444
Jubilant Foodworks Ltd.	206,745	1,236,111
Kotak Mahindra Bank Ltd.	299,838	6,365,945
Larsen & Toubro Ltd.	368,676	9,597,521
LTIMindtree Ltd.(a)	47,586	2,557,539
Lupin Ltd.	107,877	973,129
Mahindra & Mahindra Ltd.	465,927	7,875,829
Marico Ltd.	268,653	1,637,705
Maruti Suzuki India Ltd.	64,680	7,050,877
Mphasis Ltd.	47,355	1,208,352
MRF Ltd.	1,155	1,285,011
Muthoot Finance Ltd.	70,686	904,782

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Nestle India Ltd.	18,018	$4,191,872
NTPC Ltd.	2,076,921	4,350,046
Oil & Natural Gas Corp. Ltd.	1,368,444	2,438,371
Page Industries Ltd.	3,234	1,585,031
Petronet LNG Ltd.	401,940	1,069,947
PI Industries Ltd.	44,352	1,628,733
Pidilite Industries Ltd.	81,543	2,274,900
Power Grid Corp. of India Ltd.	1,705,011	4,524,665
Reliance Industries Ltd.	1,630,167	47,026,055
Samvardhana Motherson International Ltd.	1,038,114	961,732
SBI Cards & Payment Services Ltd.	122,661	1,086,322
SBI Life Insurance Co. Ltd.(a)	239,547	3,576,099
Shree Cement Ltd.	5,777	1,677,310
Shriram Finance Ltd.	132,389	2,088,523
Siemens Ltd.	39,963	1,432,234
SRF Ltd.	83,664	2,239,889
State Bank of India	955,647	6,489,832
Sun Pharmaceutical Industries Ltd.	513,975	6,507,655
Tata Consultancy Services Ltd.	489,720	20,212,534
Tata Consumer Products Ltd.	296,142	2,644,331
Tata Elxsi Ltd.	18,711	1,525,896
Tata Motors Ltd.(b)	905,058	5,040,367
Tata Power Co. Ltd. (The)	806,472	2,107,201
Tata Steel Ltd.	3,987,753	5,872,924
Tech Mahindra Ltd.	315,777	3,942,953
Titan Co. Ltd.	190,575	5,558,479
Torrent Pharmaceuticals Ltd.	53,999	1,005,637
Trent Ltd.	105,336	1,544,813
Tube Investments of India Ltd.	58,674	1,878,976
TVS Motor Co. Ltd.	116,655	1,483,087
UltraTech Cement Ltd.	54,054	4,692,175
United Spirits Ltd.(b)	158,235	1,490,377
UPL Ltd.	264,560	2,453,790
Varun Beverages Ltd.	130,053	1,826,516
Vedanta Ltd.	425,733	1,739,523
Wipro Ltd.	737,583	3,611,733
Yes Bank Ltd.(b)	6,157,305	1,302,646
Zomato Ltd.(b)	1,514,205	927,857

		476,072,884

Indonesia — 2.0%
Adaro Energy Indonesia Tbk PT	8,223,600	1,629,467
Aneka Tambang Tbk	4,712,400	730,182
Astra International Tbk PT	10,833,900	4,352,539
Bank Central Asia Tbk PT	29,637,300	16,819,433
Bank Jago Tbk PT(b)	2,263,800	487,424
Bank Mandiri Persero Tbk PT	10,002,302	6,664,894
Bank Negara Indonesia Persero Tbk PT	3,996,315	2,449,704
Bank Rakyat Indonesia Persero Tbk PT	36,521,167	11,199,867
Barito Pacific Tbk PT	16,528,342	911,471
Charoen Pokphand Indonesia Tbk PT	3,927,000	1,527,711
Indah Kiat Pulp & Paper Tbk PT	1,571,200	875,582
Indofood CBP Sukses Makmur Tbk PT	1,108,800	747,648
Indofood Sukses Makmur Tbk PT	2,217,600	996,589
Kalbe Farma Tbk PT	11,688,600	1,609,280
Merdeka Copper Gold Tbk PT(b)	6,930,177	2,194,790
Sarana Menara Nusantara Tbk PT	10,926,300	818,335
Semen Indonesia Persero Tbk PT	1,873,825	928,230
Sumber Alfaria Trijaya Tbk PT	9,540,300	1,803,425
Telkom Indonesia Persero Tbk PT	26,565,000	6,865,262
Unilever Indonesia Tbk PT	4,042,500	1,258,355

Security	Shares	Value

Indonesia (continued)
United Tractors Tbk PT	900,943	$1,479,129
Vale Indonesia Tbk PT(b)	1,709,400	852,463

		67,201,780

Malaysia — 1.7%
AMMB Holdings Bhd	993,300	952,028
Axiata Group Bhd	1,617,000	1,152,015
CIMB Group Holdings Bhd	3,649,800	4,929,612
Dialog Group Bhd	2,079,062	1,271,409
DiGi.Com Bhd	1,617,000	1,599,212
Genting Bhd	1,108,800	1,290,475
Genting Malaysia Bhd	1,732,500	1,156,706
HAP Seng Consolidated Bhd	369,600	641,845
Hartalega Holdings Bhd(d)	877,800	332,481
Hong Leong Bank Bhd	300,300	1,446,662
Hong Leong Financial Group Bhd	161,700	701,674
IHH Healthcare Bhd	947,100	1,316,782
Inari Amertron Bhd	1,848,000	1,132,627
IOI Corp. Bhd	1,247,400	1,119,313
Kuala Lumpur Kepong Bhd	254,100	1,278,306
Malayan Banking Bhd	2,541,800	5,213,201
Malaysia Airports Holdings Bhd(b)	415,800	689,260
Maxis Bhd	1,224,300	1,138,889
MISC Bhd	716,100	1,229,953
MR DIY Group M Bhd(a)	1,283,400	573,261
Nestle Malaysia Bhd	47,600	1,508,649
Petronas Chemicals Group Bhd(d)	1,317,500	2,585,514
Petronas Dagangan Bhd	161,700	826,363
Petronas Gas Bhd	416,000	1,640,302
PPB Group Bhd	346,520	1,429,702
Press Metal Aluminium Holdings Bhd	1,963,500	2,395,003
Public Bank Bhd	7,271,050	7,237,732
QL Resources Bhd	669,900	921,834
RHB Bank Bhd	785,445	1,060,329
Sime Darby Bhd	1,617,000	878,134
Sime Darby Plantation Bhd	1,085,700	1,103,863
Telekom Malaysia Bhd	646,800	793,448
Tenaga Nasional Bhd	1,224,300	2,705,463
Top Glove Corp. Bhd(d)	2,795,100	546,245

		54,798,292

Philippines — 0.8%
Aboitiz Equity Ventures Inc.	1,039,550	1,085,286
ACEN Corp.	5,131,004	660,073
Ayala Corp.	124,748	1,622,328
Ayala Land Inc.	3,742,200	2,018,400
Bank of the Philippine Islands	778,476	1,498,960
BDO Unibank Inc.	1,344,684	3,032,848
Globe Telecom Inc.	16,195	600,546
International Container Terminal Services Inc.	584,430	2,221,734
JG Summit Holdings Inc.	1,701,145	1,673,247
Jollibee Foods Corp.	256,410	1,118,765
Manila Electric Co.	129,360	665,518
Metropolitan Bank & Trust Co.	1,095,860	1,151,357
Monde Nissin Corp.(a)	3,511,200	851,011
PLDT Inc.	45,045	1,116,352
SM Investments Corp.	120,200	2,032,606
SM Prime Holdings Inc.	5,798,125	3,928,685
Universal Robina Corp.	494,340	1,248,796

		26,526,512

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore — 3.8%
CapitaLand Ascendas REIT	1,801,814	$3,965,126
CapitaLand Integrated Commercial Trust	2,864,447	4,686,617
Capitaland Investment Ltd/Singapore	1,432,200	4,339,008
City Developments Ltd.	254,100	1,612,729
DBS Group Holdings Ltd.	970,200	26,560,458
Genting Singapore Ltd.	3,164,700	2,396,813
Grab Holdings Ltd., Class A(b)(d)	690,690	2,617,715
Jardine Cycle & Carriage Ltd.	46,200	1,024,237
Keppel Corp. Ltd.	785,400	4,534,631
Mapletree Logistics Trust(d)	1,732,561	2,239,841
Mapletree Pan Asia Commercial Trust	1,247,400	1,735,661
Oversea-Chinese Banking Corp. Ltd.(d)	1,801,875	17,803,152
Sea Ltd., ADR(b)(d)	193,578	12,476,102
Singapore Airlines Ltd.	716,500	3,239,916
Singapore Exchange Ltd.	422,000	2,972,364
Singapore Technologies Engineering Ltd.(d)	878,200	2,469,096
Singapore Telecommunications Ltd.	4,412,100	8,449,883
United Overseas Bank Ltd.	623,700	14,177,093
UOL Group Ltd.	231,000	1,232,516
Venture Corp. Ltd.	161,700	2,283,423
Wilmar International Ltd.	1,016,400	3,160,008

		123,976,389

South Korea — 12.6%
Amorepacific Corp.	15,246	1,812,240
BGF retail Co. Ltd.	4,158	630,229
Celltrion Healthcare Co. Ltd.	48,048	2,248,668
Celltrion Inc.	55,696	7,350,825
Celltrion Pharm Inc.(b)	10,000	522,042
Cheil Worldwide Inc.	42,042	751,322
CJ CheilJedang Corp.	4,620	1,296,186
CJ Corp.	8,547	572,977
Coway Co. Ltd.	30,727	1,393,419
DB Insurance Co. Ltd.	26,334	1,403,373
Doosan Bobcat Inc.	26,796	760,422
Doosan Enerbility Co. Ltd.(b)	221,067	3,023,027
Ecopro BM Co. Ltd.	27,489	2,244,380
E-MART Inc.(b)	10,626	903,067
F&F Co. Ltd./New	9,933	1,232,223
GS Holdings Corp.(b)	27,951	1,004,358
Hana Financial Group Inc.	158,466	6,295,413
Hankook Tire & Technology Co. Ltd.	42,042	1,109,480
Hanmi Pharm Co. Ltd.	3,998	835,256
Hanon Systems	100,023	746,191
Hanwha Solutions Corp.(b)	63,756	2,362,749
HD Hyundai Co. Ltd.	25,410	1,263,113
HLB Inc.(b)	60,367	1,502,068
HMM Co. Ltd.	143,913	2,559,289
Hotel Shilla Co. Ltd.	17,787	1,149,452
HYBE Co. Ltd.(b)	9,471	1,490,098
Hyundai Engineering & Construction Co. Ltd.	42,042	1,307,059
Hyundai Glovis Co. Ltd.	10,164	1,375,517
Hyundai Heavy Industries Co. Ltd.(b)	10,395	943,584
Hyundai Mipo Dockyard Co. Ltd.(b)	11,781	773,663
Hyundai Mobis Co. Ltd.	32,802	5,484,726
Hyundai Motor Co.	74,382	10,139,857
Hyundai Steel Co.	48,753	1,361,826
Iljin Materials Co. Ltd.	13,398	688,928
Industrial Bank of Korea(b)	140,910	1,176,063
Kakao Corp.(b)	166,782	8,395,353
Kakao Games Corp.(b)	20,097	764,043

Security	Shares	Value

South Korea (continued)
KakaoBank Corp.(b)	72,303	$1,604,233
Kangwon Land Inc.(b)	54,516	1,044,629
KB Financial Group Inc.	207,900	9,474,499
Kia Corp.	141,141	7,689,632
Korea Aerospace Industries Ltd.	41,580	1,631,578
Korea Electric Power Corp.(b)	139,062	2,245,188
Korea Investment Holdings Co. Ltd.	23,339	1,190,982
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	21,949	1,425,536
Korea Zinc Co. Ltd.	4,851	2,136,548
Korean Air Lines Co. Ltd.(b)	93,324	1,846,528
Krafton Inc.(b)	15,939	2,340,965
KT&G Corp.(b)	56,595	4,245,276
Kumho Petrochemical Co. Ltd.	10,164	1,222,476
L&F Co. Ltd.	12,705	2,144,841
LG Chem Ltd.	26,565	14,993,365
LG Corp.	49,665	3,344,650
LG Display Co. Ltd.(b)	125,927	1,402,218
LG Electronics Inc.	57,057	4,675,225
LG Energy Solution(b)	18,942	8,056,982
LG H&H Co. Ltd.	4,851	2,940,960
LG Innotek Co. Ltd.	7,854	1,749,784
LG Uplus Corp.	122,199	1,105,075
Lotte Chemical Corp.	11,348	1,638,391
Lotte Shopping Co. Ltd.	6,006	460,276
Meritz Financial Group Inc.	10,083	353,079
Meritz Fire & Marine Insurance Co. Ltd.	19,170	804,643
Meritz Securities Co. Ltd.	136,983	715,082
Mirae Asset Securities Co. Ltd.	149,688	830,974
NAVER Corp.	70,224	11,666,006
NCSoft Corp.	8,778	3,249,012
Netmarble Corp.(a)	10,857	540,774
NH Investment & Securities Co. Ltd.	69,531	520,981
Orion Corp./Republic of Korea	12,936	1,309,395
Pan Ocean Co. Ltd.	154,077	758,986
Pearl Abyss Corp.(b)	16,865	625,087
POSCO Chemical Co. Ltd.	14,553	2,667,556
POSCO Holdings Inc.	42,042	10,330,841
S-1 Corp.	9,009	421,519
Samsung Biologics Co. Ltd.(a)(b)	9,933	6,413,541
Samsung C&T Corp.	45,507	4,395,132
Samsung Electro-Mechanics Co. Ltd.	30,277	3,536,141
Samsung Electronics Co. Ltd.	2,557,170	127,373,223
Samsung Engineering Co. Ltd.(b)	83,853	1,769,638
Samsung Fire & Marine Insurance Co. Ltd.	15,939	2,628,126
Samsung Heavy Industries Co. Ltd.(b)	342,804	1,620,021
Samsung Life Insurance Co. Ltd.	39,270	2,260,858
Samsung SDI Co. Ltd.	29,568	16,569,968
Samsung SDS Co. Ltd.	18,484	1,884,922
Samsung Securities Co. Ltd.	34,419	936,942
SD Biosensor Inc.	21,483	501,679
Shinhan Financial Group Co. Ltd.	245,784	8,311,032
SK Biopharmaceuticals Co. Ltd.(b)	18,249	1,077,099
SK Bioscience Co. Ltd.(b)	12,474	765,517
SK Hynix Inc.	292,446	21,156,663
SK IE Technology Co. Ltd.(a)(b)	13,167	723,837
SK Inc.	20,328	3,288,233
SK Innovation Co. Ltd.(b)	29,799	3,960,735
SK Square Co. Ltd.(b)	48,279	1,430,237
SKC Co. Ltd.	12,012	936,412
S-Oil Corp.	24,486	1,766,374

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Woori Financial Group Inc.	288,167	$3,005,814
Yuhan Corp.	28,844	1,227,756

		411,816,158

Taiwan — 16.3%
Accton Technology Corp.	286,000	2,337,270
Acer Inc.	1,386,830	1,157,793
Advantech Co. Ltd.	231,413	2,646,144
Airtac International Group	69,109	2,363,470
ASE Technology Holding Co. Ltd.	1,848,110	6,235,600
Asia Cement Corp.	1,155,448	1,627,790
Asustek Computer Inc.	434,100	3,953,972
AUO Corp.	3,509,264	1,973,324
Catcher Technology Co. Ltd.	465,000	2,765,185
Cathay Financial Holding Co. Ltd.	4,488,374	6,390,014
Chailease Holding Co. Ltd.	782,107	5,894,068
Chang Hwa Commercial Bank Ltd.	2,541,442	1,493,505
Cheng Shin Rubber Industry Co. Ltd.	924,303	1,066,593
China Airlines Ltd.	1,617,000	1,054,827
China Development Financial Holding Corp.	8,316,763	3,674,172
China Steel Corp.	6,237,484	6,600,735
Chunghwa Telecom Co. Ltd.	2,079,110	7,769,877
Compal Electronics Inc.	2,081,000	1,570,914
CTBC Financial Holding Co. Ltd.	9,240,456	7,065,480
Delta Electronics Inc.	1,155,000	11,200,570
E Ink Holdings Inc.	462,000	2,680,881
E.Sun Financial Holding Co. Ltd.	6,713,036	5,498,229
Eclat Textile Co. Ltd.	95,208	1,587,811
eMemory Technology Inc.	41,000	2,247,965
Eva Airways Corp.	1,386,000	1,352,537
Evergreen Marine Corp. Taiwan Ltd.	580,376	2,964,990
Far Eastern New Century Corp.	1,617,040	1,767,319
Far EasTone Telecommunications Co. Ltd.	693,000	1,541,595
Feng TAY Enterprise Co. Ltd.	231,340	1,527,450
First Financial Holding Co. Ltd.	5,471,591	4,772,273
Formosa Chemicals & Fibre Corp.	1,848,740	4,456,012
Formosa Petrochemical Corp.	462,000	1,294,883
Formosa Plastics Corp.	2,310,400	6,886,998
Fubon Financial Holding Co. Ltd.	3,872,163	7,798,856
Giant Manufacturing Co. Ltd.	231,650	1,590,457
Globalwafers Co. Ltd.	116,000	2,035,226
Hon Hai Precision Industry Co. Ltd.	6,699,516	22,341,089
Hotai Motor Co. Ltd.	149,000	3,271,313
Hua Nan Financial Holdings Co. Ltd.	4,776,466	3,634,034
Innolux Corp.	4,792,852	1,960,906
Inventec Corp.	1,386,460	1,168,777
Largan Precision Co. Ltd.	48,000	3,425,345
Lite-On Technology Corp.	1,155,371	2,567,346
MediaTek Inc.	831,391	20,087,202
Mega Financial Holding Co. Ltd.	5,927,097	6,329,026
Micro-Star International Co. Ltd.	231,000	1,014,623
momo.com Inc.	42,000	1,117,685
Nan Ya Plastics Corp.	2,541,000	6,394,750
Nan Ya Printed Circuit Board Corp.	137,000	1,124,986
Nanya Technology Corp.	693,000	1,346,100
Nien Made Enterprise Co. Ltd.	68,000	708,752
Novatek Microelectronics Corp.	307,000	3,655,714
Parade Technologies Ltd.	49,000	1,515,260
Pegatron Corp.	924,000	1,991,816
PharmaEssentia Corp.(b)	96,000	1,570,817
Pou Chen Corp.	924,000	1,060,143

Security	Shares	Value

Taiwan (continued)
Powerchip Semiconductor Manufacturing Corp.	1,617,000	$1,865,088
President Chain Store Corp.	305,000	2,747,314
Quanta Computer Inc.	1,386,000	3,461,518
Realtek Semiconductor Corp.	231,642	2,487,576
Ruentex Development Co. Ltd.	887,776	1,329,530
Shanghai Commercial & Savings Bank Ltd. (The)	2,204,982	3,426,854
Shin Kong Financial Holding Co. Ltd.	6,470,143	1,943,074
Silergy Corp.	168,000	3,418,708
SinoPac Financial Holdings Co. Ltd.	5,775,494	3,336,637
Synnex Technology International Corp.	693,950	1,402,465
Taishin Financial Holding Co. Ltd.	5,775,433	3,139,355
Taiwan Business Bank	3,234,000	1,442,670
Taiwan Cement Corp.	3,283,464	3,977,139
Taiwan Cooperative Financial Holding Co. Ltd.	5,482,521	4,844,737
Taiwan High Speed Rail Corp.	924,000	900,209
Taiwan Mobile Co. Ltd.	924,000	2,915,405
Taiwan Semiconductor Manufacturing Co. Ltd.	13,223,670	233,355,216
Unimicron Technology Corp.	693,000	3,190,568
Uni-President Enterprises Corp.	2,543,694	5,714,630
United Microelectronics Corp.	6,237,000	10,206,501
Vanguard International Semiconductor Corp.	464,000	1,559,617
Voltronic Power Technology Corp.	39,000	1,973,565
Walsin Lihwa Corp.	1,494,272	2,719,965
Wan Hai Lines Ltd.	303,875	774,422
Win Semiconductors Corp.	233,000	1,502,341
Winbond Electronics Corp.	1,386,000	1,004,100
Wiwynn Corp.	55,000	1,381,470
WPG Holdings Ltd.	695,100	1,108,093
Yageo Corp.	168,112	3,051,388
Yang Ming Marine Transport Corp.	952,000	1,999,541
Yuanta Financial Holding Co. Ltd.	5,465,890	4,110,111
Zhen Ding Technology Holding Ltd.	231,097	853,356

		532,273,632

Thailand — 2.4%
Advanced Info Service PCL, NVDR	624,800	3,699,441
Airports of Thailand PCL, NVDR(b)	2,286,900	5,157,217
Asset World Corp. PCL, NVDR	4,966,500	899,418
B Grimm Power PCL, NVDR	485,100	594,392
Bangkok Dusit Medical Services PCL, NVDR	5,451,600	4,929,100
Bangkok Expressway & Metro PCL, NVDR	4,134,900	1,217,217
Berli Jucker PCL, NVDR	669,900	773,797
BTS Group Holdings PCL, NVDR	4,430,900	1,136,994
Bumrungrad Hospital PCL, NVDR	323,400	2,131,362
Carabao Group PCL, NVDR(d)	161,700	506,618
Central Pattana PCL, NVDR	1,108,800	2,403,111
Central Retail Corp. PCL, NVDR	1,016,474	1,315,445
Charoen Pokphand Foods PCL, NVDR	2,055,900	1,471,668
CP ALL PCL, NVDR	3,118,500	6,299,239
Delta Electronics Thailand PCL, NVDR(d)	161,700	4,442,545
Electricity Generating PCL, NVDR	138,600	732,474
Energy Absolute PCL, NVDR	924,000	2,429,126
Global Power Synergy PCL, NVDR(d)	393,800	824,490
Gulf Energy Development PCL, NVDR	1,640,300	2,681,730
Home Product Center PCL, NVDR	3,234,043	1,407,244
Indorama Ventures PCL, NVDR	993,300	1,223,538
Intouch Holdings PCL, NVDR	624,025	1,378,934
JMT Network Services PCL, NVDR	346,500	564,570
Kasikornbank PCL, NVDR	323,600	1,427,218
Krung Thai Bank PCL, NVDR	1,640,175	872,616
Krungthai Card PCL, NVDR(d)	508,200	873,674

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Land & Houses PCL, NVDR	3,765,300	$1,131,535
Minor International PCL, NVDR(b)	1,778,720	1,801,368
Muangthai Capital PCL, NVDR	415,800	476,012
Osotspa PCL, NVDR	762,300	648,872
PTT Exploration & Production PCL, NVDR	739,284	3,859,117
PTT Global Chemical PCL, NVDR	1,224,376	1,835,118
PTT Oil & Retail Business PCL, NVDR	1,732,500	1,177,661
PTT Public Company Ltd., NVDR	5,382,300	5,438,667
Ratch Group PCL, NVDR	369,600	474,088
SCB X PCL, NVS	462,000	1,463,330
SCG Packaging PCL, NVDR	716,100	1,138,137
Siam Cement PCL (The), NVDR	416,000	4,244,579
Srisawad Corp. PCL, NVDR	438,900	713,498
Thai Oil PCL, NVDR	646,800	1,138,370
Thai Union Group PCL, NVDR	1,686,300	818,762
True Corp. PCL, NVDR	6,121,590	903,885

		78,656,177

Total Common Stocks — 99.1% (Cost: $3,612,340,330)		3,239,412,545

Preferred Stocks

South Korea — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	11,781	824,508
Series 2, Preference Shares, NVS	18,711	1,310,309
LG Chem Ltd., Preference Shares, NVS	4,620	1,150,444
Samsung Electronics Co. Ltd., Preference Shares, NVS	440,517	19,767,791

		23,053,052

Total Preferred Stocks — 0.7% (Cost: $8,296,061)		23,053,052

Security	Shares	Value

Rights

Switzerland — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)	41,477	$—

Total Rights — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.8% (Cost: $3,620,636,391)		3,262,465,597

Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	55,708,876	55,742,301

Total Short-Term Securities — 1.7% (Cost: $55,691,328)		55,742,301

Total Investments — 101.5% (Cost: $3,676,327,719)		3,318,207,898
Liabilities in Excess of Other Assets — (1.5)%		(50,620,477)

Net Assets — 100.0%		$3,267,587,421

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors

(b)	Non-income producing security
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy
(d)	All or a portion of this security is on loan
(e)	Affiliate of the Fund
(f)	Annualized 7-day yield as of period end
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$71,779,106	$—	$(16,076,046	)(a)	$4,869	$34,372	$55,742,301	55,708,876	$352,275	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	5,400,000	—	(5,400,000	)(a)	—	—	—	—	108,870		10

					$4,869	$34,372	$55,742,301		$461,145		$10

(a)	Represents net amount purchased (sold)
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities

(c)	As of period end, the entity is no longer held

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI All Country Asia ex Japan ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Index	24	03/17/23	$652	$(11,722)
MSCI Emerging Markets Index	67	03/17/23	3,499	(33,074)

				$(44,796)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$44,796	$—	$—	$—	$44,796

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss)

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(387,948)	$—	$—	$—	$(387,948)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$204,698	$—	$—	$—	$204,698

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$2,555,929

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Cayman Islands	$—	$410,984	$—	$410,984
China	102,113,185	1,122,383,919	875,247	1,225,372,351
Hong Kong	1,641,578	240,665,808	—	242,307,386
India	—	476,072,884	—	476,072,884
Indonesia	—	67,201,780	—	67,201,780

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI All Country Asia ex Japan ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Malaysia	$6,326,850	$48,471,442	$—	$54,798,292
Philippines	—	26,526,512	—	26,526,512
Singapore	15,093,817	108,882,572	—	123,976,389
South Korea	—	411,816,158	—	411,816,158
Taiwan	—	532,273,632	—	532,273,632
Thailand	—	78,656,177	—	78,656,177
Preferred Stocks	—	23,053,052	—	23,053,052
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	55,742,301	—	—	55,742,301

	$180,917,731	$3,136,414,920	$875,247	$3,318,207,898

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(33,074)	$(11,722)	$—	$(44,796)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) January 31, 2023	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.7%
Erste Group Bank AG	290,663	$11,028,955

Belgium — 2.2%
Ageas SA/NV	137,160	6,696,420
Groupe Bruxelles Lambert NV	84,744	7,249,444
KBC Group NV	212,268	15,722,112
Sofina SA(a)	12,991	3,086,300

		32,754,276

Denmark — 1.3%
Danske Bank A/S	586,342	12,215,595
Tryg A/S	306,482	7,033,178

		19,248,773

Finland — 1.4%
Sampo OYJ, Class A	407,090	21,372,011

France — 10.8%
Amundi SA(b)	51,444	3,368,037
AXA SA	1,586,250	49,489,448
BNP Paribas SA	942,776	64,751,630
Credit Agricole SA	1,025,184	12,344,481
Eurazeo SE	36,778	2,579,873
Euronext NV(b)	73,116	5,924,728
Societe Generale SA	685,197	20,395,965
Wendel SE	22,612	2,394,340

		161,248,502

Germany — 13.3%
Allianz SE, Registered	346,644	82,887,371
Commerzbank AG(c)	899,854	10,286,620
Deutsche Bank AG, Registered	1,753,992	23,408,290
Deutsche Boerse AG	161,252	28,854,801
Hannover Rueck SE	51,221	10,401,370
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	118,887	42,942,857

		198,781,309

Ireland — 0.9%
AIB Group PLC	912,415	3,832,681
Bank of Ireland Group PLC	905,609	9,675,385

		13,508,066

Italy — 7.1%
Assicurazioni Generali SpA	943,926	18,426,670
FinecoBank Banca Fineco SpA	516,006	9,263,261
Intesa Sanpaolo SpA	14,178,189	37,278,284
Mediobanca Banca di Credito Finanziario SpA	511,255	5,495,965
Poste Italiane SpA(b)	441,309	4,714,956
UniCredit SpA	1,630,371	31,843,000

		107,022,136

Netherlands — 5.2%
ABN AMRO Bank NV, CVA(b)	344,444	5,716,926
Aegon NV	1,510,300	8,330,499
EXOR NV, NVS(c)	92,037	7,315,894
ING Groep NV(c)	3,197,127	46,295,232
NN Group NV	235,950	10,251,574

		77,910,125

Norway — 1.2%
DNB Bank ASA	789,437	14,762,130
Gjensidige Forsikring ASA	168,272	3,024,428

		17,786,558

Security	Shares	Value

Spain — 6.9%
Banco Bilbao Vizcaya Argentaria SA	5,149,136	$36,372,324
Banco Santander SA	14,252,843	49,812,821
CaixaBank SA	3,757,601	16,672,323

		102,857,468

Sweden — 9.0%
EQT AB	254,579	5,744,515
Industrivarden AB, Class A	110,043	2,915,076
Industrivarden AB, Class C	129,960	3,423,752
Investor AB, Class A	424,495	8,472,320
Investor AB, Class B	1,546,216	30,046,029
Kinnevik AB, Class B(c)	203,835	3,150,707
L E Lundbergforetagen AB, Class B	64,146	2,970,424
Nordea Bank Abp	2,853,205	33,355,062
Skandinaviska Enskilda Banken AB, Class A	1,371,384	16,601,713
Svenska Handelsbanken AB, Class A	1,237,624	12,905,963
Swedbank AB, Class A	768,383	14,780,934

		134,366,495

Switzerland — 14.4%
Baloise Holding AG, Registered	38,641	6,355,396
Banque Cantonale Vaudoise, Registered	25,701	2,443,061
Credit Suisse Group AG, Registered	3,067,095	10,565,779
Julius Baer Group Ltd.	181,296	11,629,108
Partners Group Holding AG	19,252	18,064,084
Swiss Life Holding AG, Registered	26,157	15,480,959
Swiss Re AG	255,968	26,802,640
UBS Group AG, Registered	2,841,672	60,656,552
Zurich Insurance Group AG	127,683	63,142,881

		215,140,460

United Kingdom — 24.9%
3i Group PLC	824,019	16,076,387
abrdn PLC	1,832,518	4,826,548
Admiral Group PLC	154,107	4,189,447
Aviva PLC	2,376,728	13,404,384
Barclays PLC	13,642,099	31,360,334
Hargreaves Lansdown PLC	299,947	3,302,183
HSBC Holdings PLC	16,946,217	124,865,588
Legal & General Group PLC	5,068,835	15,951,312
Lloyds Banking Group PLC	57,880,539	37,668,387
London Stock Exchange Group PLC	279,298	25,568,301
M&G PLC	2,142,649	5,350,878
NatWest Group PLC, NVS	4,510,284	17,206,988
Phoenix Group Holdings PLC	632,186	5,010,629
Prudential PLC	2,332,110	38,748,127
Schroders PLC	615,781	3,641,598
St. James’s Place PLC	460,895	6,988,888
Standard Chartered PLC	2,121,859	17,822,795

		371,982,774

Total Long-Term Investments — 99.3% (Cost: $1,566,959,854)		1,485,007,908

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f)	841,574	842,079

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(d)(e)	890,000	$890,000

Total Short-Term Securities — 0.1% (Cost: $1,731,474)		1,732,079

Total Investments — 99.4% (Cost: $1,568,691,328)		1,486,739,987

Other Assets Less Liabilities — 0.6%		8,462,549

Net Assets — 100.0%		$1,495,202,536

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,031,168	$ —		$(1,190,796	)(a)	$1,223	$484	$842,079	841,574	$6,044	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	370,000	520,000	(a)	—		—	—	890,000	890,000	8,695		—

						$1,223	$484	$1,732,079		$14,739		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	137	03/17/23	$6,241	$374,706
FTSE 100 Index	22	03/17/23	2,110	76,230

				$450,936

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Europe Financials ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$450,936	$—	$—	$—	$450,936

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$598,724	$—	$—	$—	$598,724

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(30,357)	$—	$—	$—	$(30,357)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$8,845,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,485,007,908	$—	$1,485,007,908
Short-Term Securities
Money Market Funds	1,732,079	—	—	1,732,079

	$1,732,079	$1,485,007,908	$—	$1,486,739,987

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$450,936	$—	$450,936

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 2.3%
Agrana Beteiligungs AG	984	$17,651
ams-OSRAM AG(a)	22,940	214,307
ANDRITZ AG(b)	5,709	341,407
AT&S Austria Technologie & Systemtechnik AG(b)	2,141	73,461
BAWAG Group AG(c)	7,174	444,392
CA Immobilien Anlagen AG	3,615	112,746
DO & CO AG(a)(b)	583	61,740
EVN AG	3,109	65,601
IMMOFINANZ AG(a)(b)	2,815	37,925
Kontron AG(b)	3,715	75,492
Lenzing AG	1,132	80,170
Oesterreichische Post AG(b)	2,888	102,849
Palfinger AG	1,261	38,188
Porr AG	1,445	20,768
Raiffeisen Bank International AG(a)	12,396	223,031
Schoeller-Bleckmann Oilfield Equipment AG	815	59,783
Semperit AG Holding(b)	894	21,957
Strabag SE	1,255	53,032
UNIQA Insurance Group AG(b)	10,302	86,634
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,134	85,290
Wienerberger AG	9,752	293,252

		2,509,676

Belgium — 3.0%
Ackermans & van Haaren NV	1,977	342,129
Aedifica SA	3,339	293,004
AGFA-Gevaert NV(a)	11,022	34,548
Barco NV	5,898	149,300
Bekaert SA	2,994	126,302
bpost SA	8,094	43,881
Cofinimmo SA	2,568	233,583
Deme Group NV(a)	640	82,811
Econocom Group SA/NV	8,168	25,308
Etablissements Franz Colruyt NV(b)	4,556	120,478
Euronav NV	14,825	233,449
Exmar NV	2,741	23,034
Fagron	5,882	86,970
Galapagos NV(a)	3,915	173,272
Immobel SA	366	18,785
Intervest Offices & Warehouses NV	1,897	41,453
Ion Beam Applications	1,833	33,040
KBC Ancora	2,998	147,195
Kinepolis Group NV(a)(b)	1,150	48,680
Melexis NV	1,706	181,731
Mithra Pharmaceuticals SA(a)(b)	2,468	8,393
Montea NV	994	79,773
Ontex Group NV(a)(b)	5,507	42,800
Proximus SADP	12,745	130,599
Recticel SA(b)	3,486	65,376
Retail Estates NV	852	58,818
Shurgard Self Storage SA	2,194	105,870
Telenet Group Holding NV	3,886	66,983
Tessenderlo Group SA(a)	2,277	80,523
Van de Velde NV	476	16,118
VGP NV	1,012	101,120
X-Fab Silicon Foundries SE(a)(b)(c)	5,365	46,931
Xior Student Housing NV	2,068	69,479

		3,311,736

Security	Shares	Value

China — 0.0%
Boshiwa International Holding Ltd.(d)	20,000	$—

Denmark — 4.0%
ALK-Abello A/S(a)	10,952	163,601
Alm Brand A/S	72,312	134,197
Ambu A/S, Class B(a)(b)	14,040	193,938
Bavarian Nordic A/S(a)(b)	5,951	190,571
Better Collective A/S(a)	2,419	36,309
Cadeler A/S(a)	6,902	28,730
cBrain A/S	905	20,406
Chemometec A/S(a)	1,385	121,340
D/S Norden A/S	1,813	97,730
Dfds A/S	2,972	112,031
FLSmidth & Co. A/S(b)	4,393	188,750
GN Store Nord A/S	11,097	273,611
H Lundbeck A/S	23,873	88,708
H Lundbeck A/S, Class A(a)	5,684	19,571
ISS A/S(a)	13,181	288,185
Jyske Bank A/S, Registered(a)	4,366	314,891
Matas A/S	3,001	32,658
Netcompany Group A/S(a)(c)	3,318	132,046
Nilfisk Holding A/S(a)	992	19,745
NKT A/S(a)	3,437	214,475
NTG Nordic Transport Group A/S, Class A(a)	665	27,193
Per Aarsleff Holding A/S	1,561	64,788
Ringkjoebing Landbobank A/S	2,277	331,355
Royal Unibrew A/S	4,242	297,882
Scandinavian Tobacco Group A/S, Class A(c)	4,763	82,782
Schouw & Co. A/S	1,071	82,984
SimCorp A/S	3,386	237,121
Solar A/S, Class B	475	43,886
Spar Nord Bank A/S	7,316	116,536
Sydbank A/S	4,954	225,894
Topdanmark A/S	3,818	206,087
Zealand Pharma A/S(a)	3,631	113,400

		4,501,401

Finland — 3.2%
Aktia Bank OYJ	4,660	55,119
Anora Group OYJ	3,375	27,060
Cargotec OYJ, Class B	3,198	162,819
Caverion OYJ	8,289	76,417
Citycon OYJ	6,778	51,079
Finnair OYJ(a)(b)	49,145	27,694
F-Secure OYJ(a)	10,218	32,620
Huhtamaki OYJ	8,121	303,749
Kemira OYJ	9,206	149,361
Kempower OYJ(a)(b)	1,357	33,916
Kojamo OYJ	11,508	176,701
Konecranes OYJ	4,994	162,512
Marimekko OYJ	2,080	20,854
Metsa Board OYJ, Class B	14,813	132,229
Metso Outotec OYJ	55,940	642,911
Musti Group OYJ	2,802	47,421
Nokian Renkaat OYJ	11,013	131,920
Oriola OYJ, Class B	9,737	18,271
Outokumpu OYJ	30,945	177,208
Puuilo OYJ(b)	4,223	29,062
QT Group OYJ(a)(b)	1,418	83,156
Revenio Group OYJ	2,062	84,296
Rovio Entertainment OYJ(c)	3,298	26,389

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Sanoma OYJ	6,304	$67,057
Talenom OYJ(b)	2,584	25,536
TietoEVRY OYJ	7,546	229,806
Tokmanni Group OYJ	4,301	55,455
Uponor OYJ	4,464	79,502
Valmet OYJ	14,037	440,801
YIT OYJ	11,531	33,744

		3,584,665

France — 7.2%
AB Science SA(a)(b)	2,365	16,347
ABC arbitrage	3,001	21,141
Air France-KLM(a)(b)	97,504	164,831
AKWEL(b)	753	12,902
ALD SA(b)(c)	12,012	151,012
Altarea SCA	343	46,749
Alten SA	2,465	378,762
Antin Infrastructure Partners SA	3,018	67,983
APERAM SA	4,075	160,813
Atos SE(a)(b)	8,395	110,743
Aubay	654	33,697
Believe SA(a)	1,561	18,915
Beneteau SA	3,333	54,632
Boiron SA	370	16,874
Bonduelle SCA	1,043	14,013
Carmila SA	4,701	70,957
Casino Guichard Perrachon SA(a)(b)	3,500	43,011
CGG SA(a)(b)	59,962	50,498
Chargeurs SA	1,374	22,960
Cie. des Alpes(a)	1,600	25,304
Cie. Plastic Omnium SA	4,805	84,094
Coface SA(a)	8,799	123,035
Derichebourg SA	7,947	54,542
Elior Group SA(a)(c)	11,382	39,390
Elis SA	16,258	285,544
Equasens	386	31,136
Eramet SA	822	82,153
Esker SA	454	75,803
Etablissements Maurel et Prom SA	4,920	19,770
Euroapi SA(a)	4,490	72,072
Eutelsat Communications SA(b)	14,505	110,925
Faurecia SE(a)	13,236	263,045
Fnac Darty SA	1,436	53,295
Gaztransport Et Technigaz SA	2,188	241,897
ICADE	2,913	138,368
ID Logistics Group(a)	209	64,961
Imerys SA	2,834	117,539
Interparfums SA	1,605	105,064
IPSOS	3,378	218,920
JCDecaux SE(a)	5,404	122,286
Kaufman & Broad SA(b)	1,131	35,539
Korian SA	6,171	64,616
LISI	1,726	38,400
Maisons du Monde SA(c)	2,356	28,974
Manitou BF SA(b)	788	23,130
McPhy Energy SA(a)(b)	1,683	25,616
Mercialys SA	6,217	69,045
Mersen SA	1,478	65,612
Metropole Television SA	2,315	36,871
Neoen SA(c)	4,041	151,737
Nexans SA	2,021	214,314

Security	Shares	Value

France (continued)
Nexity SA	3,339	$100,868
Orpea SA(a)(b)(d)	4,473	34,623
Peugeot Invest	412	42,546
Quadient SA	2,802	49,415
Rexel SA	20,677	457,425
Rubis SCA	7,828	219,069
SCOR SE	12,897	318,327
Seche Environnement SA, NVS	197	21,460
SES SA	32,294	250,606
SES-Imagotag SA(a)	405	50,789
SMCP SA(a)(c)	3,939	31,263
Societe BIC SA	2,037	147,898
SOITEC(a)	2,232	338,519
Sopra Steria Group SACA	1,305	217,052
SPIE SA	11,018	300,794
Technicolor Creative Studios SA(a)(b)	17,611	4,358
Television Francaise 1	3,485	27,873
Trigano SA	717	99,946
Vallourec SA(a)	11,509	167,996
Valneva SE(a)(b)	9,169	62,572
Verallia SA(c)	6,278	231,795
Vicat SA	1,465	40,908
Vilmorin & Cie. SA	497	24,990
Virbac SA	356	108,037
Voltalia SA(a)(b)	3,296	62,384
Waga Energy SA(a)(b)	405	12,328
Wavestone	658	34,540

		7,998,218

Germany — 8.8%
1&1 AG	3,611	50,404
Aareal Bank AG(a)	5,044	177,668
About You Holding SE(a)(b)	3,035	19,952
Adesso SE	271	42,869
ADVA Optical Networking SE(a)	1,524	37,278
AIXTRON SE	9,582	285,501
Amadeus Fire AG	495	68,951
Atoss Software AG	347	61,394
AURELIUS Equity Opportunities SE & Co. KGaA	2,289	39,216
Aurubis AG	2,649	280,150
Auto1 Group SE(a)(c)	7,450	60,356
Basler AG(b)	897	33,203
BayWa AG	1,149	52,402
Bertrandt AG	451	22,052
Bilfinger SE	2,671	91,963
Borussia Dortmund GmbH & Co. KGaA(a)	6,416	28,631
CANCOM SE	2,963	102,148
Ceconomy AG(b)	12,717	31,188
Cewe Stiftung & Co. KGaA	451	44,702
CompuGroup Medical SE & Co. KgaA	2,289	107,279
CropEnergies AG	2,091	27,226
CTS Eventim AG & Co. KGaA(a)	4,861	341,226
Datagroup SE	338	26,273
Dermapharm Holding SE	1,630	67,660
Deutsche Beteiligungs AG	1,250	40,276
Deutsche EuroShop AG	1,225	28,940
Deutsche Pfandbriefbank AG(c)	11,483	104,741
Deutz AG	9,832	53,744
DIC Asset AG	3,625	34,843
Draegerwerk AG & Co. KGaA	246	9,922
Duerr AG	4,391	167,534

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,222	$71,106
Elmos Semiconductor SE	701	47,624
ElringKlinger AG	2,457	21,386
Encavis AG	10,235	198,308
Energiekontor AG	534	45,816
Evotec SE(a)(b)	11,979	235,544
Fielmann AG	2,065	77,830
flatexDEGIRO AG(a)	5,371	45,703
Fraport AG Frankfurt Airport Services Worldwide(a)	3,082	175,400
Freenet AG	9,461	229,990
Gerresheimer AG	2,650	195,978
GFT Technologies SE	1,428	59,624
Global Fashion Group SA(a)	7,456	9,520
Grand City Properties SA	8,347	88,964
GRENKE AG	2,409	69,973
Hamborner REIT AG	6,014	47,071
Hamburger Hafen und Logistik AG(b)	2,144	30,281
Heidelberger Druckmaschinen AG(a)(b)	20,998	43,165
Hensoldt AG	3,151	91,358
HOCHTIEF AG	2,279	144,485
Hornbach Holding AG & Co. KGaA	718	63,607
Hugo Boss AG	4,769	323,864
Hypoport SE(a)(b)	317	43,187
Indus Holding AG	1,641	43,387
Instone Real Estate Group SE(c)	3,753	38,296
Jenoptik AG	4,356	135,376
JOST Werke AG(c)	1,163	67,338
K+S AG, Registered	16,167	386,980
KION Group AG	6,046	243,451
Kloeckner & Co. SE	6,570	69,428
Krones AG	1,199	139,999
KWS Saat SE & Co. KGaA	1,010	68,466
LANXESS AG	6,925	345,626
MBB SE(b)	197	18,919
Medios AG(a)(b)	1,222	23,959
METRO AG(a)	10,373	102,210
MLP SE	6,291	34,880
MorphoSys AG(a)(b)	2,829	56,836
Nagarro SE(a)(b)	706	96,717
Nordex SE(a)	11,543	175,417
Norma Group SE	2,589	55,732
OHB SE	411	14,586
PATRIZIA SE	3,918	48,519
Pfeiffer Vacuum Technology AG	287	52,405
PNE AG	2,882	51,774
ProSiebenSat.1 Media SE	14,724	151,439
PVA TePla AG(a)	1,604	38,261
Salzgitter AG(b)	2,565	104,681
Secunet Security Networks AG	133	31,547
SGL Carbon SE(a)(b)	5,399	46,788
Siltronic AG	1,287	107,291
Sixt SE	1,160	144,224
SMA Solar Technology AG(a)(b)	861	73,037
Software AG(b)	4,341	120,986
Stabilus SE	2,078	143,331
Steico SE	452	24,329
Stratec SE(b)	670	61,031
Stroeer SE & Co. KGaA	2,872	157,474
Suedzucker AG	6,099	98,945
SUSE SA(a)	3,546	68,834

Security	Shares	Value

Germany (continued)
Synlab AG	5,444	$59,805
TAG Immobilien AG	14,599	125,024
Takkt AG	2,874	44,439
TeamViewer AG(a)(c)	11,717	165,056
thyssenkrupp AG(a)	39,137	307,455
Tonies SE, Class A(a)	4,247	26,041
TUI AG(a)	97,811	204,826
Varta AG(b)	1,480	45,056
VERBIO Vereinigte BioEnergie AG	1,842	116,120
Vitesco Technologies Group AG(a)	1,728	119,775
Vossloh AG	708	31,200
Wacker Neuson SE	2,287	45,264
Wuestenrot & Wuerttembergische AG	1,886	34,433

		9,866,469

Hong Kong — 0.0%
Peace Mark Holdings Ltd.(d)	30,000	—

Ireland — 0.6%
C&C Group PLC(a)	31,891	63,377
Cairn Homes PLC(a)	55,280	58,766
Dalata Hotel Group PLC(a)	16,585	70,066
Glanbia PLC	16,061	195,991
Glenveagh Properties PLC(a)(c)	51,612	52,800
Greencore Group PLC(a)	43,771	43,090
Irish Residential Properties REIT PLC	39,005	48,527
Origin Enterprises PLC	9,965	45,176
Uniphar PLC(a)	19,630	71,918

		649,711

Israel — 0.0%
Tremor International Ltd.(a)(b)	7,555	30,675

Italy — 6.4%
A2A SpA	131,502	197,974
ACEA SpA	3,495	53,577
Anima Holding SpA(c)	19,510	86,058
Antares Vision SpA(a)	2,255	20,930
Arnoldo Mondadori Editore SpA	10,316	21,565
Ascopiave SpA	4,611	13,350
Autogrill SpA(a)	16,385	119,563
Azimut Holding SpA	8,993	224,516
Banca Generali SpA	4,891	180,436
Banca IFIS SpA	2,465	41,282
Banca Mediolanum SpA	18,708	178,987
Banca Monte dei Paschi di Siena SpA(a)	36,944	98,680
Banca Popolare di Sondrio SPA	38,071	186,985
Banco BPM SpA	121,716	547,819
BFF Bank SpA(c)	13,309	123,083
Biesse SpA	1,072	17,281
Bio On SpA(b)(d)	801	—
BPER Banca	88,897	244,209
Brembo SpA	12,596	170,047
Brunello Cucinelli SpA	2,851	237,461
Buzzi Unicem SpA	8,021	180,618
Carel Industries SpA(c)	3,264	80,735
CIR SpA-Compagnie Industriali(a)	68,377	33,005
Credito Emiliano SpA	7,373	62,795
Danieli & C Officine Meccaniche SpA	990	25,655
Datalogic SpA	1,830	18,415
De’ Longhi SpA	6,369	147,023
Digital Bros. SpA(b)	429	10,149

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Digital Value SpA(a)	287	$22,206
doValue SpA(c)	4,892	39,851
El.En. SpA	3,792	59,154
Enav SpA(c)	23,182	106,728
ERG SpA	5,117	154,515
Esprinet SpA	2,465	19,548
Fila SpA	2,310	17,970
Fincantieri SpA(a)	45,766	30,167
Gruppo MutuiOnline SpA	2,115	67,404
GVS SpA(a)(b)(c)	5,853	30,924
Hera SpA	68,430	196,573
Illimity Bank SpA(a)	5,044	41,388
Industrie De Nora SpA(a)(b)	2,206	41,058
Interpump Group SpA	5,967	311,178
Iren SpA	61,259	110,946
Italgas SpA	41,056	240,330
Italmobiliare SpA	1,247	33,402
Juventus Football Club SpA(a)(b)	81,475	26,330
Leonardo SpA	33,952	349,642
Maire Tecnimont SpA(b)	13,125	50,585
MARR SpA	2,936	38,604
OVS SpA(c)	17,714	42,649
Pharmanutra SpA	321	20,584
Piaggio & C SpA	14,363	54,259
Pirelli & CSpA(c)	29,239	146,391
RAI Way SpA(c)	8,324	47,541
Reply SpA	1,903	247,023
Safilo Group SpA(a)	18,520	27,738
Saipem SpA(a)	91,937	140,785
Salcef SpA	2,014	39,402
Salvatore Ferragamo SpA	4,278	84,899
Sanlorenzo SpA/Ameglia	1,052	46,184
Saras SpA(a)	49,124	85,168
Seco SpA(a)(b)	3,444	19,810
Sesa SpA	632	86,000
SOL SpA	2,962	65,359
Tamburi Investment Partners SpA	9,573	79,638
Technogym SpA(b)(c)	12,118	107,486
Technoprobe SpA(a)	10,762	79,108
Tinexta SpA(b)	1,697	46,159
Tod’s SpA(a)	781	30,539
Unipol Gruppo SpA	33,149	173,613
Webuild SpA(b)	32,589	57,464
Wiit SpA(b)	1,097	25,300
Zignago Vetro SpA	2,503	42,724

		7,106,524

Netherlands — 4.5%
Aalberts NV	8,360	395,282
Alfen Beheer BV(a)(c)	1,853	171,918
Allfunds Group PLC	21,096	167,818
AMG Advanced Metallurgical Group NV	2,255	88,086
Arcadis NV	6,069	263,519
Ariston Holding NV	6,938	71,806
ASR Nederland NV	11,492	543,934
B&S Group Sarl(c)	2,462	13,517
Basic-Fit NV(a)(b)(c)	4,398	144,515
BE Semiconductor Industries NV	6,128	438,313
Brunel International NV	1,818	20,753
Cementir Holding NV	4,434	34,974
CM.Com NV(a)(b)	1,141	15,356

Security	Shares	Value

Netherlands (continued)
Corbion NV(b)	5,002	$192,482
CureVac NV(a)(b)	4,564	50,584
Ebusco Holding NV(a)(b)	1,203	17,720
Eurocommercial Properties NV	3,553	88,971
Fastned BV(a)(b)	340	13,831
Flow Traders Ltd., NVS	2,532	65,128
Fugro NV(a)	9,035	120,308
InPost SA(a)	19,005	183,534
Iveco Group NV(a)	17,276	141,500
Koninklijke BAM Groep NV(a)	22,995	58,605
Koninklijke Vopak NV	5,865	176,716
Meltwater Holding BV(a)	10,670	19,124
MFE-MediaForEurope NV, Class A	55,077	24,137
MFE-MediaForEurope NV, Class B	25,128	17,014
NSI NV	1,674	43,677
Pharming Group NV(a)	55,721	77,283
PostNL NV	31,820	66,625
SBM Offshore NV	11,390	179,063
Shop Apotheke Europe NV(a)(c)	1,186	85,515
Signify NV(b)(c)	10,883	394,023
Sligro Food Group NV	1,942	37,327
Technip Energies NV	11,330	219,658
TKH Group NV	3,423	155,354
TomTom NV(a)	5,874	41,748
Van Lanschot Kempen NV	2,543	73,172
Vastned Retail NV	943	21,734
Wereldhave NV	2,722	40,890

		4,975,514

Norway — 4.4%
Aker ASA, Class A	1,878	135,793
Aker Carbon Capture ASA(a)	26,815	39,745
Aker Horizons Holding AS(a)	19,322	27,989
Aker Solutions ASA	19,903	78,682
Atea ASA	7,077	79,827
Austevoll Seafood ASA	7,623	75,518
Bakkafrost P/F	4,245	263,409
Bewi ASA	3,838	19,956
Bonheur ASA	1,876	50,088
Borregaard ASA	7,326	112,947
BW Energy Ltd.(a)	8,562	24,055
BW LPG Ltd.(c)	7,106	58,811
BW Offshore Ltd.	18,743	50,152
Cool Co. Ltd.(a)	1,124	11,907
Crayon Group Holding ASA(a)(c)	5,741	57,823
DNO ASA	36,895	45,518
Elkem ASA(c)	27,019	95,707
Elopak ASA	9,841	23,563
Entra ASA(c)	5,538	65,504
Europris ASA(c)	12,915	83,206
Flex LNG Ltd.(b)	2,466	76,204
Frontline PLC, NVS(b)	11,193	154,232
Golden Ocean Group Ltd.	11,164	106,803
Grieg Seafood ASA	3,695	33,099
Hafnia Ltd.	10,209	53,683
Hexagon Composites ASA(a)	10,623	35,819
Hexagon Purus ASA(a)	6,253	16,454
Hoegh Autoliners ASA	3,996	24,821
Kahoot! ASA(a)(b)	23,155	40,932
Leroy Seafood Group ASA	22,494	132,465
MPC Container Ships AS	21,621	34,415

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
NEL ASA(a)(b)	130,969	$224,459
Nordic Semiconductor ASA(a)	13,694	218,365
Norske Skog ASA(a)(c)	5,134	35,354
Norwegian Air Shuttle ASA(a)	55,940	53,292
Nykode Therapeutics AS(a)	8,253	23,681
Odfjell Drilling Ltd.(a)	7,642	20,386
Protector Forsikring ASA	5,327	76,749
REC Silicon ASA(a)	22,932	32,676
Scatec ASA(c)	9,681	78,960
Schibsted ASA, Class A	6,240	136,274
Schibsted ASA, Class B	8,227	171,985
SpareBank 1 Nord Norge	8,263	76,911
SpareBank 1 Oestlandet	2,830	33,148
SpareBank 1 SMN	10,938	139,490
SpareBank 1 SR-Bank ASA	14,947	173,300
Stolt-Nielsen Ltd.	1,435	37,730
Storebrand ASA	39,639	345,080
Subsea 7 SA	19,810	246,874
TGS ASA	9,931	164,429
TOMRA Systems ASA	19,945	352,096
Veidekke ASA	9,024	93,177
Volue ASA(a)	3,773	11,472
Wallenius Wilhelmsen ASA	9,114	86,493

		4,941,508

Portugal — 0.5%
Altri SGPS SA	5,719	28,875
Banco Comercial Portugues SA, Class R(b)	708,237	150,889
Corticeira Amorim SGPS SA	3,519	34,776
CTT-Correios de Portugal SA	8,581	33,193
Greenvolt Energias Renovaveis SA(a)	4,777	40,047
Navigator Co. SA (The)	17,631	61,728
NOS SGPS SA	16,810	72,086
REN - Redes Energeticas Nacionais SGPS SA	33,452	91,942
Semapa-Sociedade de Investimento e Gestao	1,325	17,487
Sonae SGPS SA	76,224	77,693

		608,716

Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(d)	60,000	—

Spain — 4.1%
Acerinox SA	16,318	176,723
Almirall SA	6,083	61,293
Applus Services SA	11,893	91,276
Atresmedia Corp. de Medios de Comunicacion SA	7,125	26,562
Banco de Sabadell SA	475,760	621,991
Bankinter SA	56,776	409,639
Befesa SA(c)	3,383	194,053
Cia. de Distribucion Integral Logista Holdings SA	5,505	149,149
Cie. Automotive SA	4,169	123,838
Construcciones y Auxiliar de Ferrocarriles SA	1,558	50,178
Distribuidora Internacional de Alimentacion SA(a)	1,303,713	20,899
Ebro Foods SA	5,873	100,892
eDreams ODIGEO SA(a)	5,786	33,462
Ence Energia y Celulosa SA	10,842	35,728
Faes Farma SA	26,563	99,566
Fluidra SA	8,202	144,798
Gestamp Automocion SA(c)	14,084	62,185
Global Dominion Access SA(c)	6,824	29,261
Grenergy Renovables SA(a)(b)	1,059	38,330
Grupo Catalana Occidente SA	3,569	110,627

Security	Shares	Value

Spain (continued)
Indra Sistemas SA	11,994	$146,451
Inmobiliaria Colonial Socimi SA	24,856	181,294
Laboratorios Farmaceuticos Rovi SA	1,583	67,076
Lar Espana Real Estate Socimi SA	5,143	25,664
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	56,827	59,222
Mapfre SA	77,784	156,458
Mediaset Espana Comunicacion SA(a)	5,032	18,029
Melia Hotels International SA(a)	9,922	66,069
Merlin Properties Socimi SA	27,732	271,016
Miquel y Costas & Miquel SA	1,363	18,137
Neinor Homes SA(c)	2,281	22,886
Opdenergy Holdings SA, NVS	3,721	17,921
Pharma Mar SA	1,246	82,166
Prosegur Cash SA(c)	24,800	19,736
Prosegur Cia. de Seguridad SA	17,602	39,839
Sacyr SA	33,649	103,512
Solaria Energia y Medio Ambiente SA(a)	6,299	129,247
Soltec Power Holdings SA(a)	2,989	18,213
Talgo SA(c)	6,308	25,613
Tecnicas Reunidas SA(a)	2,747	33,001
Unicaja Banco SA(c)	123,050	151,247
Vidrala SA	1,671	168,562
Viscofan SA	3,302	212,816

		4,614,625

Sweden — 11.1%
AAK AB	15,130	261,140
AcadeMedia AB(c)	6,889	32,448
AddLife AB	9,187	96,957
AddTech AB, Class B	21,812	348,323
AFRY AB	7,877	142,200
Alimak Group AB(b)(c)	2,824	22,198
Alleima AB, NVS(a)	18,700	93,512
Ambea AB(c)	5,922	22,230
Arjo AB, Class B	18,463	71,646
Atrium Ljungberg AB, Class B	3,923	70,134
Attendo AB(a)(c)	9,083	22,834
Avanza Bank Holding AB	10,573	243,957
Axfood AB	9,184	236,541
Beijer Alma AB	3,910	77,537
Beijer Ref AB	20,737	319,909
Betsson AB	9,538	79,063
Bilia AB, Class A	5,646	65,236
Billerud AB	18,995	220,669
BioArctic AB(a)(c)	2,854	85,117
BioGaia AB	7,648	67,224
Biotage AB	5,563	85,976
Boozt AB(a)(c)	4,366	56,738
Bravida Holding AB(c)	17,030	188,256
Bufab AB	2,348	60,839
Bure Equity AB	4,728	119,090
Calliditas Therapeutics AB, Class B(a)(b)	2,776	26,458
Camurus AB(a)	2,591	62,008
Castellum AB	21,884	300,272
Catena AB	2,778	116,220
Cellavision AB	1,291	30,467
Cibus Nordic Real Estate AB	3,530	50,040
Cint Group AB(a)	12,639	47,440
Clas Ohlson AB, Class B	3,266	21,777
Cloetta AB, Class B	17,762	36,994

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Collector Bank AB(a)	5,166	$19,513
Coor Service Management Holding AB(c)	7,770	49,646
Corem Property Group AB, Class B	45,829	41,956
Creades AB, Class A	4,812	41,016
Dios Fastigheter AB	7,431	56,626
Dometic Group AB(c)	26,851	169,217
Duni AB(a)	2,750	23,809
Dustin Group AB(c)	6,438	21,699
Electrolux Professional AB, Class B	20,227	94,250
Elekta AB, Class B	30,986	225,541
Engcon AB(a)	3,415	25,161
Fabege AB	22,522	212,860
Fagerhult AB	7,489	34,947
Fortnox AB	41,472	209,274
GARO AB	2,684	26,453
Granges AB	8,828	73,841
Hemnet Group AB	4,315	60,077
Hexatronic Group AB	13,820	170,103
Hexpol AB	22,364	241,595
HMS Networks AB	2,415	90,032
Hufvudstaden AB, Class A	9,446	142,258
Implantica AG, SDR(a)	2,815	10,996
Instalco AB	14,849	57,438
Intrum AB(b)	6,172	79,875
Investment AB Oresund	2,488	29,798
INVISIO AB	3,297	57,735
Inwido AB	5,061	55,156
JM AB	4,239	79,024
Kambi Group PLC, Class B(a)	2,051	36,883
K-Fast Holding AB(a)(b)	4,580	12,212
Kindred Group PLC	19,540	196,909
KNOW IT AB	2,123	41,494
Lindab International AB	6,129	86,930
Loomis AB	6,377	189,635
Medicover AB	5,396	92,164
MEKO AB	3,312	36,708
Millicom International Cellular SA, SDR(a)	14,513	248,656
MIPS AB	2,167	82,929
Modern Times Group MTG AB, Class B	7,456	66,009
Munters Group AB(c)	11,055	105,997
Mycronic AB	6,249	133,577
NCC AB, Class B	7,129	70,526
Neobo Fastigheter AB(a)(b)	8,518	15,924
New Wave Group AB, Class B	3,567	80,262
Nobia AB	10,415	18,177
Nolato AB, Class B	17,155	103,602
Nordnet AB publ	11,597	188,504
Note AB(a)	1,418	29,766
NP3 Fastigheter AB	2,287	50,502
Nyfosa AB	13,781	120,169
Orron Energy AB	16,771	31,091
OX2 AB(a)	6,649	51,328
Pandox AB(a)	7,795	107,321
Paradox Interactive AB(b)	2,584	45,926
Peab AB, Class B	15,592	97,301
Platzer Fastigheter Holding AB, Class B	4,980	43,687
PowerCell Sweden AB(a)(b)	3,799	50,938
Ratos AB, Class B	17,703	71,396
Resurs Holding AB(c)	10,336	27,522
Rvrc Holding AB	3,218	10,952

Security	Shares	Value

Sweden (continued)
Saab AB, Class B	6,217	$254,514
Samhallsbyggnadsbolaget i Norden AB(b)	89,559	163,615
Samhallsbyggnadsbolaget i Norden AB, Class D	14,070	27,778
Scandic Hotels Group AB(a)(c)	12,341	45,495
Sdiptech AB, Class B(a)	2,667	65,117
Sectra AB, NVS	11,335	160,523
Sinch AB(a)(c)	45,776	189,237
SkiStar AB	3,478	37,665
SSAB AB, Class A	19,592	140,036
SSAB AB, Class B	55,059	375,209
Stillfront Group AB(a)	39,849	69,549
Storskogen Group AB	114,272	99,782
Surgical Science Sweden AB(a)(b)	2,699	38,175
Svolder AB	7,765	50,342
Sweco AB, Class B	18,329	198,829
SwedenCare AB	6,970	22,706
Synsam AB	3,665	15,002
Thule Group AB(c)	8,762	209,971
Trelleborg AB, Class B	20,332	508,391
Troax Group AB	3,418	71,923
Truecaller AB(a)(b)	16,449	58,452
Vestum AB(a)(b)	12,301	21,651
Viaplay Group AB, Class B(a)	6,196	152,981
Vimian Group AB(a)	13,828	38,214
Vitec Software Group AB, Class B	2,471	104,666
Vitrolife AB	5,155	110,526
Volati AB	2,010	19,989
Wallenstam AB, Class B	29,680	136,251
Wihlborgs Fastigheter AB	23,120	190,350
XANO Industri AB, Class B	1,254	14,605
Xvivo Perfusion AB(a)	1,773	36,390

		12,354,277

Switzerland — 9.1%
Accelleron Industries AG, NVS(a)	6,979	164,839
Allreal Holding AG, Registered	1,253	214,759
ALSO Holding AG, Registered	548	111,625
Arbonia AG	4,305	60,344
Aryzta AG(a)	79,016	107,590
Autoneum Holding AG	230	30,692
Basilea Pharmaceutica AG, Registered(a)	986	53,259
Belimo Holding AG, Registered	833	439,361
Bell Food Group AG, Registered	191	50,095
Bossard Holding AG, Class A, Registered	469	119,508
Bucher Industries AG, Registered	562	256,085
Burckhardt Compression Holding AG	257	159,120
Burkhalter Holding AG	540	50,178
Bystronic AG, Registered	115	86,416
Cembra Money Bank AG	2,512	223,032
Coltene Holding AG, Registered	206	16,989
Comet Holding AG, Registered	657	151,873
COSMO Pharmaceuticals NV	739	53,679
Daetwyler Holding AG, Bearer	637	135,099
DKSH Holding AG	3,030	258,141
dormakaba Holding AG	246	102,773
Dottikon Es Holding AG(a)	230	68,131
Dufry AG, Registered(a)	6,131	281,459
EFG International AG	8,032	75,072
Emmi AG, Registered	181	168,628
Flughafen Zurich AG, Registered(a)	1,685	306,997
Forbo Holding AG, Registered	74	97,364

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Galenica AG(c)	4,236	$331,287
Georg Fischer Ltd.	6,907	476,221
Gurit Holding AG(b)	307	34,204
Helvetia Holding AG, Registered	3,116	389,806
Huber + Suhner AG, Registered	1,366	131,004
Idorsia Ltd.(a)(b)	9,651	162,337
Implenia AG, Registered(a)	1,134	47,635
Inficon Holding AG, Registered	144	150,769
Interroll Holding AG, Registered	55	171,319
Intershop Holding AG	100	67,078
Kardex Holding AG, Registered	511	99,592
Komax Holding AG, Registered	330	108,575
Landis+Gyr Group AG	1,812	133,493
LEM Holding SA, Registered	49	108,383
Leonteq AG	823	45,731
Medacta Group SA(c)	575	61,276
Medartis Holding AG(a)(c)	328	27,520
Medmix AG(c)	2,050	39,930
Metall Zug AG, Class B, Registered	17	38,252
Meyer Burger Technology AG(a)	276,646	196,928
Mobilezone Holding AG, Registered	3,527	64,043
Mobimo Holding AG, Registered	616	158,399
Montana Aerospace AG(a)(b)(c)	1,968	36,018
OC Oerlikon Corp. AG, Registered	15,922	109,316
Orior AG	534	44,207
Peach Property Group AG(b)	796	17,229
PolyPeptide Group AG(c)	1,291	37,508
PSP Swiss Property AG, Registered	3,855	480,579
Rieter Holding AG, Registered	193	22,398
Schweiter Technologies AG, Bearer	82	72,379
Sensirion Holding AG(a)(c)	781	92,939
SFS Group AG	1,637	188,344
Siegfried Holding AG, Registered	336	246,835
SKAN Group AG	753	56,012
Softwareone Holding AG	8,024	129,559
St. Galler Kantonalbank AG, Class A, Registered	248	135,900
Stadler Rail AG	4,227	161,680
Sulzer AG, Registered	1,595	135,820
Swiss Steel Holding AG, Registered(a)	64,595	13,547
Swissquote Group Holding SA, Registered	841	151,890
Tecan Group AG, Registered	1,067	447,792
Trifork Holding AG	1,049	23,854
TX Group AG	228	35,746
u-blox Holding AG	557	66,623
Untrade Real Gold Mining(d)	27,000	—
Valiant Holding AG, Registered	1,335	152,541
Vetropack Holding AG, Registered	985	45,441
Vontobel Holding AG, Registered	2,378	168,417
V-ZUG Holding AG(a)	211	21,250
Ypsomed Holding AG, Registered	343	70,389
Zehnder Group AG, Registered	852	63,413
Zur Rose Group AG(a)(b)	780	29,429

		10,143,945

United Kingdom — 29.1%
888 Holdings PLC(a)	34,320	30,652
Advanced Medical Solutions Group PLC	18,921	59,250
AG Barr PLC	8,025	54,275
Airtel Africa PLC(c)	78,465	113,277
AJ Bell PLC	26,228	108,840
Alliance Pharma PLC(b)	41,878	32,526

Security	Shares	Value

United Kingdom (continued)
Alpha Financial Markets Consulting PLC	9,548	$54,736
Alpha FX Group PLC	2,647	60,698
Alphawave IP Group PLC(a)	24,977	29,435
AO World PLC(a)	37,127	28,791
Ascential PLC(a)	37,463	124,149
Ashmore Group PLC	39,329	129,540
ASOS PLC(a)(b)	5,685	61,507
Assura PLC	251,605	172,932
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	34,221	69,930
Atalaya Mining PLC	9,079	39,064
Auction Technology Group PLC(a)	7,818	67,854
Avon Protection PLC	2,584	32,175
B&M European Value Retail SA	79,897	441,855
Babcock International Group PLC(a)	20,766	78,455
Balanced Commercial Property Trust Ltd.	58,933	57,688
Balfour Beatty PLC	51,206	231,306
Bank of Georgia Group PLC	3,057	100,628
Beazley PLC	51,247	421,732
Bellway PLC	10,414	272,385
Big Yellow Group PLC	14,652	218,537
Bodycote PLC	16,043	128,759
boohoo Group PLC(a)	82,083	44,820
Borr Drilling Ltd.(a)(b)	11,439	68,675
Breedon Group PLC	128,782	109,096
Bridgepoint Group PLC(c)	20,688	61,397
Britvic PLC	22,204	212,697
Burford Capital Ltd.	15,683	140,951
Bytes Technology Group PLC	18,450	88,027
Capita PLC(a)	138,524	47,784
Capital & Counties Properties PLC	60,056	85,146
Capricorn Energy PLC(a)	26,533	79,423
Carnival PLC(a)	12,563	120,030
Centamin PLC	98,163	134,568
Central Asia Metals PLC	15,238	53,076
Centrica PLC	496,555	618,609
Ceres Power Holdings PLC(a)(b)	10,990	64,693
Chemring Group PLC	24,484	85,122
Civitas Social Housing PLC	49,816	35,078
Clarkson PLC	2,353	89,203
Clipper Logistics PLC(d)	1,078	11,195
Close Brothers Group PLC	12,636	150,954
CLS Holdings PLC(b)	14,965	27,490
CMC Markets PLC(c)	10,660	31,804
Coats Group PLC	133,887	120,391
Computacenter PLC	6,792	186,661
ConvaTec Group PLC(c)	137,015	397,407
Craneware PLC	2,274	40,651
Cranswick PLC	4,545	178,297
Crest Nicholson Holdings PLC	20,977	63,122
Currys PLC	92,306	74,153
Custodian REIT PLC	37,532	42,199
CVS Group PLC	5,969	148,426
Darktrace PLC(a)	27,080	70,344
Dechra Pharmaceuticals PLC	9,532	338,063
Deliveroo PLC(a)(c)	75,174	86,154
Derwent London PLC	8,511	271,499
Diploma PLC	10,455	353,665
Direct Line Insurance Group PLC	110,688	242,699
DiscoverIE Group PLC	7,999	84,890
Diversified Energy Co. PLC	72,299	98,896

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Domino’s Pizza Group PLC	32,484	$125,750
Dr. Martens PLC	50,375	96,546
Draper Esprit PLC(a)	11,538	51,044
Drax Group PLC	33,941	271,069
DS Smith PLC	115,672	506,401
Dunelm Group PLC	9,437	135,541
easyJet PLC(a)	25,649	156,243
Elementis PLC(a)	50,898	78,676
EMIS Group PLC	4,831	111,852
Empiric Student Property PLC	49,518	53,356
Energean PLC	10,630	152,675
EnQuest PLC(a)	122,828	33,209
Ergomed PLC(a)	3,399	50,353
Essentra PLC	26,072	69,675
FD Technologies PLC(a)(b)	2,076	35,064
Ferrexpo PLC	24,038	47,029
Fevertree Drinks PLC	8,740	117,841
Finablr PLC(a)(c)(d)	20,497	—
Firstgroup PLC	64,331	85,973
Forterra PLC(c)	18,172	47,831
Frasers Group PLC(a)	13,998	135,393
Frontier Developments PLC(a)(b)	2,101	12,537
Future PLC	9,603	178,815
Games Workshop Group PLC	2,748	318,749
Gamma Communications PLC	6,991	101,987
GB Group PLC	19,934	86,929
Genel Energy PLC	12,464	19,681
Genuit Group PLC	21,309	85,905
Genus PLC	5,549	199,026
Grafton Group PLC	18,230	206,928
Grainger PLC	63,035	201,742
Great Portland Estates PLC	18,373	128,998
Greatland Gold PLC(a)	373,964	35,224
Greggs PLC	8,666	289,375
Gulf Keystone Petroleum Ltd.	17,903	45,799
Halfords Group PLC	18,217	46,085
Hammerson PLC(b)	303,860	100,546
Harbour Energy PLC	37,211	143,925
Hays PLC	136,576	208,381
Helical PLC	9,020	40,033
Helios Towers PLC(a)	63,060	83,186
Hill & Smith PLC	6,685	103,844
Hiscox Ltd.	29,317	408,038
Hochschild Mining PLC	28,057	23,703
Home REIT PLC(d)	61,201	28,709
Howden Joinery Group PLC	47,062	401,570
Hunting PLC	12,226	52,529
Ibstock PLC(c)	33,634	69,911
IG Group Holdings PLC	34,120	335,477
IMI PLC	21,897	392,068
Impact Healthcare REIT PLC	29,080	37,285
Impax Asset Management Group PLC	7,484	71,956
Inchcape PLC	31,757	358,051
Indivior PLC, NVS(a)	11,594	278,388
IntegraFin Holdings PLC	25,161	97,030
Intermediate Capital Group PLC	24,529	422,081
International Distributions Services PLC	64,824	183,484
Investec PLC	58,438	372,906
IP Group PLC	84,953	63,888
ITM Power PLC(a)(b)	34,830	43,654

Security	Shares	Value

United Kingdom (continued)
ITV PLC	305,211	$305,648
IWG PLC(a)	64,198	147,281
J D Wetherspoon PLC(a)	7,836	44,095
JET2 PLC	13,612	205,195
John Wood Group PLC(a)	58,041	101,751
Johnson Service Group PLC	36,246	50,316
JTC PLC(c)	11,226	99,509
Judges Scientific PLC	472	48,764
Jupiter Fund Management PLC	37,792	65,229
Just Group PLC	89,131	90,161
Kainos Group PLC	6,864	124,649
Kape Technologies PLC(a)	14,325	44,151
Keller Group PLC	6,116	60,999
Keywords Studios PLC	6,128	215,236
Kier Group PLC(a)	36,212	30,581
Lancashire Holdings Ltd.	20,527	158,450
Learning Technologies Group PLC	48,683	84,146
Liontrust Asset Management PLC	5,598	80,207
LondonMetric Property PLC	79,111	184,334
LXI REIT PLC	136,432	189,905
Man Group PLC/Jersey	107,987	332,217
Marks & Spencer Group PLC(a)	165,592	298,697
Marlowe PLC(a)	6,635	41,063
Marshalls PLC	18,696	78,322
Mediclinic International PLC	34,201	209,255
Mitchells & Butlers PLC(a)	22,277	45,265
Mitie Group PLC	116,855	112,370
Moneysupermarket.com Group PLC	45,101	132,779
Moonpig Group PLC(a)	18,105	26,857
Morgan Advanced Materials PLC	24,534	95,218
Morgan Sindall Group PLC	3,536	71,581
National Express Group PLC(a)	42,684	70,312
NCC Group PLC	25,342	58,674
Network International Holdings PLC(a)(c)	42,810	139,229
Next Fifteen Communications Group PLC	7,117	87,917
Ninety One PLC	34,760	84,893
OSB Group PLC	36,992	249,396
Oxford Biomedica PLC(a)	5,699	29,931
Oxford Nanopore Technologies PLC(a)	28,281	82,624
Pagegroup PLC	27,699	155,935
Pan African Resources PLC	140,841	29,246
Pantheon Resources PLC(a)(b)	61,355	37,942
Paragon Banking Group PLC	20,307	150,463
Patisserie Holdings PLC, NVS(d)	7,527	—
Penno Group PLC	21,858	248,132
Petrofac Ltd.(a)(b)	37,657	38,626
Pets at Home Group PLC	41,362	179,934
Picton Property Income Ltd. (The)	46,475	44,118
Playtech PLC(a)	19,452	135,495
Plus500 Ltd.	8,056	184,633
Polar Capital Holdings PLC	6,152	39,288
Premier Foods PLC	53,101	72,816
Primary Health Properties PLC	105,888	146,706
Provident Financial PLC	21,334	61,546
PRS REIT PLC (The)	42,479	47,657
PZ Cussons PLC	19,990	53,574
QinetiQ Group PLC	48,491	217,511
Quilter PLC(c)	110,702	131,402
Rank Group PLC(a)	16,600	18,521
Rathbones Group PLC	5,010	129,090

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Reach PLC	24,153	$27,112
Redde Northgate PLC	19,118	102,292
Redrow PLC	24,996	160,331
Regional REIT Ltd.(c)	34,229	25,066
Renewi PLC(a)	6,511	52,754
Renishaw PLC	3,063	149,500
Restore PLC	10,198	37,315
RHI Magnesita NV	2,250	74,836
Rightmove PLC	70,520	512,390
Rotork PLC	72,181	284,338
RS GROUP PLC	39,669	461,186
RWS Holdings PLC	26,316	122,183
S4 Capital PLC(a)	24,802	66,999
Safestore Holdings PLC	17,835	222,076
Savills PLC	11,963	143,922
Senior PLC	34,244	64,424
Serco Group PLC	99,712	179,355
Serica Energy PLC	17,500	54,762
Shaftesbury PLC	15,863	77,259
SIG PLC(a)	55,937	24,164
Sirius Real Estate Ltd.	99,744	103,909
Smart Metering Systems PLC	10,797	115,806
Softcat PLC	10,776	161,251
SolGold PLC(a)	92,528	18,483
Spectris PLC	8,961	355,259
Spire Healthcare Group PLC(a)(c)	23,291	69,776
Spirent Communications PLC	51,230	138,838
SSP Group PLC(a)	67,588	216,387
SThree PLC	11,162	58,347
Supermarket Income REIT PLC	105,036	124,784
Synthomer PLC	30,340	58,577
Target Healthcare REIT PLC	50,323	50,253
Tate & Lyle PLC	34,116	317,690
TBC Bank Group PLC	3,425	100,496
Team17 Group PLC(a)	9,151	53,024
Telecom Plus PLC	5,405	133,122
THG PLC(a)(b)	66,294	47,583
TI Fluid Systems PLC(c)	27,283	40,027
TORM PLC, Class A	2,472	62,605
TP ICAP Group PLC	66,144	144,010
Trainline PLC(a)(c)	40,295	140,985
Travis Perkins PLC	17,934	224,978
Tritax Big Box REIT PLC	158,931	306,223
Trustpilot Group PLC(a)(c)	19,178	24,276
Tullow Oil PLC(a)	98,965	44,071
Tyman PLC	15,935	51,078
UK Commercial Property REIT Ltd.	68,962	49,294
UNITE Group PLC (The)	28,649	352,931
Urban Logistics REIT PLC	40,955	72,455
Vesuvius PLC	18,657	94,075
Victoria PLC(a)(b)	5,342	29,900
Victrex PLC	7,405	168,527
Virgin Money UK PLC	107,904	258,182
Vistry Group PLC	29,184	267,867
Volex PLC	10,336	32,494
Volution Group PLC	17,270	80,539
Warehouse REIT PLC	33,497	43,692
Watches of Switzerland Group PLC(a)(c)	20,074	235,652
Weir Group PLC (The)	21,829	481,199
WH Smith PLC	10,921	215,663

Security	Shares	Value

United Kingdom (continued)
Wickes Group PLC	21,074	$39,517
Wincanton PLC	10,140	37,003
Workspace Group PLC	11,945	74,368
Yellow Cake PLC(a)(c)	15,078	77,685
YouGov PLC	8,946	107,477
Young & Co’s Brewery PLC, Series A	1,830	23,283

		32,464,022

Total Common Stocks — 98.3% (Cost: $153,210,906)		109,661,682

Preferred Stocks

Germany — 0.6%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	757	33,890
Einhell Germany AG, Preference Shares, NVS	157	26,454
Fuchs Petrolub SE, Preference Shares, NVS	5,822	232,265
Jungheinrich AG, Preference Shares, NVS	4,079	162,221
Schaeffler AG, Preference Shares, NVS	10,724	76,971
Sixt SE, Preference Shares, NVS	1,413	107,679
STO SE & Co. KGaA, Preference Shares, NVS	205	34,436

		673,916

Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	3,359	62,637

Total Preferred Stocks — 0.7% (Cost: $805,954)		736,553

Rights

Spain — 0.0%
Sacyr SA(a)(d)	32,009	2,164

Total Rights — 0.0% (Cost: $2,015)		2,164

Warrants

Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(a)(b)	5,910	—

Total Warrants — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.0% (Cost: $154,018,875)		110,400,399

Short-Term Securities

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	6,180,437	6,184,145

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	30,000	$30,000

Total Short-Term Securities — 5.6% (Cost: $ 6,211,376)		6,214,145

Total Investments — 104.6% (Cost: $ 160,230,251)		116,614,544

Liabilities in Excess of Other Assets — (4.6)%		(5,092,888)

Net Assets — 100.0%		$111,521,656

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,948,756	$1,231,233	(a)	$—	$955	$3,201	$6,184,145	6,180,437	$82,791	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	0	(a)	—	—	—	30,000	30,000	693		—

					$955	$3,201	$6,214,145		$83,484		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	19	03/17/23	$865	$41,787
FTSE 100 Index	3	03/17/23	288	3,120

				$44,907

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Europe Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$44,907	$—	$—	$—	$44,907

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$137,885	$—	$—	$—	$137,885

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(7,076)	$—	$—	$—	$(7,076)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$943,888

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Austria	$38,419	$2,471,257	$—	$2,509,676
Belgium	122,835	3,188,901	—	3,311,736
China	—	—	—	—
Denmark	84,359	4,417,042	—	4,501,401
Finland	235,648	3,349,017	—	3,584,665
France	277,238	7,686,357	34,623	7,998,218
Germany	312,062	9,554,407	—	9,866,469
Hong Kong	—	—	—	—
Ireland	212,984	436,727	—	649,711
Israel	—	30,675	—	30,675
Italy	33,005	7,073,519	—	7,106,524
Netherlands	273,942	4,701,572	—	4,975,514
Norway	284,132	4,657,376	—	4,941,508
Portugal	34,776	573,940	—	608,716
Singapore	—	—	—	—
Spain	81,458	4,533,167	—	4,614,625
Sweden	369,662	11,984,615	—	12,354,277
Switzerland	344,920	9,799,025	—	10,143,945

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Europe Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
United Kingdom	$9,689,688	$22,734,430	$39,904	$32,464,022
Preferred Stocks	—	736,553	—	736,553
Rights	—	—	2,164	2,164
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	6,214,145	—	—	6,214,145

	$18,609,273	$97,928,580	$76,691	$116,614,544

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$44,907	$—	$44,907

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.5%
Ampol Ltd.	1,038	$22,510
APA Group	5,028	37,629
Aristocrat Leisure Ltd.	2,297	55,457
ASX Ltd.	690	33,765
Aurizon Holdings Ltd.	5,721	14,953
Australia & New Zealand Banking Group Ltd.	11,169	198,768
BHP Group Ltd.	19,382	678,799
BlueScope Steel Ltd.	2,036	27,764
Brambles Ltd.	4,942	42,025
Cochlear Ltd.	222	33,539
Coles Group Ltd.	5,505	69,240
Commonwealth Bank of Australia	6,542	510,682
Computershare Ltd.	2,079	35,014
CSL Ltd.	1,816	383,449
Dexus	4,073	23,615
Endeavour Group Ltd./Australia	4,811	22,590
Fortescue Metals Group Ltd.	6,716	106,083
Goodman Group	6,325	90,217
GPT Group (The)	7,368	23,884
IDP Education Ltd.	777	17,291
IGO Ltd.	2,601	27,038
Insurance Australia Group Ltd.	8,367	29,057
James Hardie Industries PLC	1,690	37,921
Lendlease Corp. Ltd.	2,253	13,758
Lottery Corp. Ltd. (The)(a)	10,384	34,632
Macquarie Group Ltd.	1,388	185,172
Medibank Pvt Ltd.	10,705	22,302
Mineral Resources Ltd.	641	40,582
Mirvac Group	16,772	27,097
National Australia Bank Ltd.	12,104	273,116
Newcrest Mining Ltd.	3,267	51,910
Northern Star Resources Ltd.	4,203	37,451
Orica Ltd.	1,515	15,898
Origin Energy Ltd.	6,846	36,349
Pilbara Minerals Ltd.(a)	9,684	32,944
Qantas Airways Ltd.(a)	2,861	12,914
QBE Insurance Group Ltd.	5,159	50,336
Ramsay Health Care Ltd.	690	32,605
REA Group Ltd.	169	15,155
Reece Ltd.	1,124	12,919
Rio Tinto Ltd.	1,385	124,286
Santos Ltd.	12,221	62,387
Scentre Group	17,548	38,076
SEEK Ltd.	1,211	20,973
Sonic Healthcare Ltd.	1,646	36,866
South32 Ltd.	18,766	60,219
Stockland	9,749	27,241
Suncorp Group Ltd.	4,768	42,384
Telstra Corp. Ltd.	16,512	47,723
Transurban Group	12,081	118,444
Treasury Wine Estates Ltd.	2,688	27,688
Vicinity Ltd.	12,785	18,705
Washington H Soul Pattinson & Co. Ltd.	820	16,701
Wesfarmers Ltd.	4,333	152,767
Westpac Banking Corp.	13,451	226,325
WiseTech Global Ltd.	560	24,281
Woodside Energy Group Ltd.	7,199	186,410
Woolworths Group Ltd.	4,412	112,759

Security	Shares	Value

Australia (continued)
Xero Ltd.(a)	466	$25,684

		4,786,349

Austria — 0.1%
Erste Group Bank AG	1,385	52,553
OMV AG	603	30,204
Verbund AG	256	21,797
voestalpine AG	473	15,716

		120,270

Belgium — 0.3%
Ageas SA/NV	517	25,241
Anheuser-Busch InBev SA/NV	3,293	198,771
Argenx SE(a)	205	78,082
D’ieteren Group	94	17,965
Elia Group SA/NV	136	19,097
Groupe Bruxelles Lambert NV	430	36,784
KBC Group NV	951	70,438
Sofina SA	44	10,453
Solvay SA	299	34,843
UCB SA	474	38,918
Umicore SA	777	29,374
Warehouses De Pauw CVA	563	17,854

		577,820

Brazil — 0.1%
MercadoLibre Inc.(a)	169	199,706

Canada — 3.8%
Agnico Eagle Mines Ltd.	1,718	97,020
Air Canada(a)	516	8,757
Algonquin Power & Utilities Corp.	2,818	20,544
Alimentation Couche-Tard Inc.	3,127	142,795
AltaGas Ltd.	906	16,941
ARC Resources Ltd.	2,618	30,419
Bank of Montreal	2,540	255,613
Bank of Nova Scotia (The)	4,540	245,775
Barrick Gold Corp.	7,027	137,419
BCE Inc.	256	12,102
Brookfield Asset Management Ltd.(a)(b)	1,341	43,781
Brookfield Corp.	5,375	199,964
Brookfield Renewable Corp., Class A	473	14,899
BRP Inc.	144	12,016
CAE Inc.(a)	1,101	24,866
Cameco Corp.	1,560	43,650
Canadian Apartment Properties REIT	299	11,056
Canadian Imperial Bank of Commerce	3,466	158,224
Canadian National Railway Co.	2,211	263,183
Canadian Natural Resources Ltd.	4,228	259,517
Canadian Pacific Railway Ltd.	3,598	283,989
Canadian Tire Corp. Ltd., Class A, NVS	244	29,011
Canadian Utilities Ltd., Class A, NVS	516	14,341
CCL Industries Inc., Class B, NVS	560	26,191
Cenovus Energy Inc.(b)	5,131	102,500
CGI Inc.(a)	864	74,053
Constellation Software Inc./Canada	74	130,741
Descartes Systems Group Inc. (The)(a)	322	23,499
Dollarama Inc.	996	59,563
Element Fleet Management Corp.	1,498	21,166
Emera Inc.	951	37,867
Empire Co. Ltd., Class A, NVS	560	16,115
Enbridge Inc.	7,714	315,853

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Fairfax Financial Holdings Ltd.	82	$54,287
First Quantum Minerals Ltd.	2,317	53,757
FirstService Corp.	168	24,009
Fortis Inc.	1,775	72,932
Franco-Nevada Corp.	733	107,519
George Weston Ltd.	299	38,465
GFL Environmental Inc.	690	21,293
Gildan Activewear Inc.	777	24,363
Great-West Lifeco Inc.	1,125	29,838
Hydro One Ltd.(c)	1,255	34,314
iA Financial Corp. Inc.	430	26,542
IGM Financial Inc.	315	9,832
Imperial Oil Ltd.	857	46,839
Intact Financial Corp.	690	100,102
Ivanhoe Mines Ltd., Class A(a)(b)	2,297	21,579
Keyera Corp.	777	17,723
Kinross Gold Corp.	4,464	20,767
Loblaw Companies Ltd.	647	57,963
Lundin Mining Corp.	2,514	19,027
Magna International Inc.	1,082	70,244
Manulife Financial Corp.	7,150	141,490
Metro Inc.	995	54,007
National Bank of Canada	1,298	97,505
Northland Power Inc.	733	19,689
Nutrien Ltd.	1,994	165,059
Nuvei Corp.(a)(c)	170	6,001
Onex Corp.	300	15,506
Open Text Corp.	994	33,341
Pan American Silver Corp.	734	13,378
Parkland Corp.	560	13,157
Pembina Pipeline Corp.	2,216	78,627
Power Corp. of Canada	2,253	61,111
Quebecor Inc., Class B	516	12,239
Restaurant Brands International Inc.	1,081	72,332
RioCan REIT	560	9,714
Ritchie Bros Auctioneers Inc.	430	26,003
Rogers Communications Inc., Class B, NVS	1,455	70,741
Royal Bank of Canada	5,263	538,582
Saputo Inc.	1,125	31,014
Shaw Communications Inc., Class B, NVS	1,775	52,828
Shopify Inc., Class A(a)	4,579	225,655
Sun Life Financial Inc.	2,166	108,841
Suncor Energy Inc.	5,053	175,377
TC Energy Corp.	3,725	160,501
Teck Resources Ltd., Class B	1,812	78,388
TELUS Corp.	1,689	36,394
TFI International Inc.	300	33,413
Thomson Reuters Corp.	681	81,011
TMX Group Ltd.	212	20,895
Toromont Industries Ltd.	300	23,965
Toronto-Dominion Bank (The)	6,865	474,985
Tourmaline Oil Corp.	1,168	54,434
Waste Connections Inc.	994	132,103
West Fraser Timber Co. Ltd.	229	19,911
Wheaton Precious Metals Corp.	1,646	75,264
WSP Global Inc.	505	64,401

		7,262,687

Denmark — 0.9%
AP Moller - Maersk A/S, Class A	11	23,440
AP Moller - Maersk A/S, Class B, NVS	18	39,155

Security	Shares	Value

Denmark (continued)
Carlsberg A/S, Class B	343	$48,693
Chr Hansen Holding A/S	386	28,500
Coloplast A/S, Class B	429	51,795
Danske Bank A/S	2,688	56,001
Demant A/S(a)	430	12,172
DSV A/S	719	118,944
Genmab A/S(a)	256	100,325
Novo Nordisk A/S, Class B	6,262	866,597
Novozymes A/S, Class B	733	38,143
Orsted A/S(c)	690	61,446
Pandora A/S	387	32,226
Rockwool A/S, Class B	38	10,895
Tryg A/S	1,516	34,789
Vestas Wind Systems A/S	3,726	109,029

		1,632,150

Finland — 0.3%
Elisa OYJ	603	34,355
Fortum OYJ	1,775	26,682
Kesko OYJ, Class B	1,038	24,179
Kone OYJ, Class B	1,254	68,388
Neste OYJ	1,602	76,579
Nokia OYJ	19,936	94,527
Orion OYJ, Class B	386	20,680
Sampo OYJ, Class A	1,771	92,976
Stora Enso OYJ, Class R	2,036	29,105
UPM-Kymmene OYJ	2,104	76,262
Wartsila OYJ Abp	1,645	15,646

		559,379

France — 3.7%
Accor SA(a)	734	23,824
Aeroports de Paris(a)	125	19,392
Air Liquide SA	2,029	323,070
Airbus SE	2,254	282,575
Alstom SA	1,299	38,626
Amundi SA(c)	255	16,695
ArcelorMittal SA	1,991	61,767
Arkema SA	255	25,803
AXA SA	7,203	224,727
BioMerieux	169	17,229
BNP Paribas SA	4,185	287,434
Bollore SE	3,204	17,928
Bouygues SA	821	27,047
Bureau Veritas SA	994	28,420
Capgemini SE	645	122,412
Carrefour SA	2,210	42,036
Cie. de Saint-Gobain	1,823	104,697
Cie. Generale des Etablissements Michelin SCA	2,603	82,306
Covivio	212	14,553
Credit Agricole SA	4,382	52,765
Danone SA	2,382	130,627
Dassault Aviation SA	82	14,003
Dassault Systemes SE	2,600	96,696
Edenred	907	49,404
Eiffage SA	299	31,936
Electricite de France SA	2,423	31,826
Engie SA	6,802	96,587
EssilorLuxottica SA	1,121	205,680
Eurazeo SE	169	11,855
Eurofins Scientific SE	474	34,000

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Euronext NV(c)	342	$27,713
Gecina SA	126	14,925
Getlink SE	1,775	30,022
Hermes International	117	218,967
Ipsen SA	125	13,129
Kering SA	281	175,332
Klepierre SA	820	20,812
La Francaise des Jeux SAEM(c)	342	14,633
Legrand SA	1,063	94,781
L’Oreal SA	926	382,356
LVMH Moet Hennessy Louis Vuitton SE	1,043	910,514
Orange SA	7,758	82,101
Pernod Ricard SA	773	160,034
Publicis Groupe SA	821	57,913
Remy Cointreau SA	82	15,440
Renault SA(a)	733	29,803
Safran SA	1,294	186,071
Sanofi	4,360	426,951
Sartorius Stedim Biotech	113	39,418
Schneider Electric SE	2,083	337,895
SEB SA	82	8,575
Societe Generale SA	3,030	90,193
Sodexo SA	343	34,003
Teleperformance	213	59,211
Thales SA	387	51,184
TotalEnergies SE	9,504	587,544
Ubisoft Entertainment SA(a)	343	7,102
Unibail-Rodamco-Westfield(a)	429	27,763
Valeo	951	20,784
Veolia Environnement SA	2,600	77,174
Vinci SA	2,079	234,905
Vivendi SE	2,731	29,330
Wendel SE	125	13,236
Worldline SA/France(a)(c)	821	37,245

		7,032,979

Germany — 2.4%
adidas AG	664	106,915
Allianz SE, Registered	1,559	372,778
Aroundtown SA(b)	3,551	9,887
BASF SE	3,553	203,713
Bayer AG, Registered	3,690	229,684
Bayerische Motoren Werke AG	1,255	127,840
Bechtle AG	300	12,642
Beiersdorf AG	386	46,929
Brenntag SE	603	45,013
Carl Zeiss Meditec AG, Bearer	125	18,040
Commerzbank AG(a)	4,246	48,538
Continental AG	387	27,173
Covestro AG(c)	690	31,771
Daimler Truck Holding AG(a)	1,822	61,226
Delivery Hero SE(a)(b)(c)	603	36,455
Deutsche Bank AG, Registered	7,803	104,137
Deutsche Boerse AG	733	131,165
Deutsche Lufthansa AG, Registered(a)	1,863	19,738
Deutsche Post AG, Registered	3,813	164,175
Deutsche Telekom AG, Registered	12,346	275,054
E.ON SE	8,627	94,059
Evonik Industries AG	864	19,205
Fresenius Medical Care AG & Co. KGaA	734	27,565
Fresenius SE & Co. KGaA	1,602	46,427

Security	Shares	Value

Germany (continued)
GEA Group AG	472	$21,297
Hannover Rueck SE	256	51,986
HeidelbergCement AG	560	38,426
HelloFresh SE(a)	690	16,775
Henkel AG & Co. KGaA	429	28,665
Infineon Technologies AG	5,029	181,097
Knorr-Bremse AG	299	19,653
LEG Immobilien SE	256	20,013
Mercedes-Benz Group AG	3,104	230,975
Merck KGaA	473	98,728
MTU Aero Engines AG	212	52,981
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	540	195,052
Nemetschek SE	212	11,334
Puma SE	386	26,359
Rational AG	17	11,182
Rheinmetall AG	162	37,852
RWE AG	2,556	113,790
SAP SE	3,942	467,285
Scout24 SE(c)	236	13,739
Siemens AG, Registered	2,924	456,744
Siemens Healthineers AG(c)	1,038	55,667
Symrise AG	473	50,284
Telefonica Deutschland Holding AG	3,073	9,051
United Internet AG, Registered(d)	230	5,340
Volkswagen AG	132	23,105
Vonovia SE	2,872	81,128
Zalando SE(a)(c)	864	40,293

		4,618,930

Hong Kong — 0.9%
AIA Group Ltd.	45,000	508,844
BOC Hong Kong Holdings Ltd.	15,000	52,423
Budweiser Brewing Co. APAC Ltd.(c)	8,100	25,558
CK Asset Holdings Ltd.	8,336	53,296
CK Hutchison Holdings Ltd.	10,336	65,778
CK Infrastructure Holdings Ltd.	2,000	11,127
CLP Holdings Ltd.	7,000	52,010
ESR Group Ltd.(c)	8,800	17,618
Futu Holdings Ltd., ADR(a)(b)	191	9,695
Galaxy Entertainment Group Ltd.	9,000	62,652
Hang Lung Properties Ltd.	7,000	13,199
Hang Seng Bank Ltd.	2,600	43,298
Henderson Land Development Co. Ltd.	4,523	16,708
HK Electric Investments & HK Electric Investments Ltd., Class SS	9,000	6,221
HKT Trust & HKT Ltd., Class SS	12,740	16,692
Hong Kong & China Gas Co. Ltd.	38,618	38,773
Hong Kong Exchanges & Clearing Ltd.	4,500	202,399
Hongkong Land Holdings Ltd.	3,800	18,577
Jardine Matheson Holdings Ltd.	700	37,209
Link REIT	8,200	65,636
MTR Corp. Ltd.	6,500	34,785
New World Development Co. Ltd.	5,583	16,687
Power Assets Holdings Ltd.	4,500	25,462
Sands China Ltd.(a)	10,000	37,501
Sino Land Co. Ltd.(b)	12,000	15,594
SITC International Holdings Co. Ltd.	4,000	8,738
Sun Hung Kai Properties Ltd.	5,500	77,999
Swire Pacific Ltd., Class A	1,500	13,746
Swire Properties Ltd.	4,000	11,242

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Techtronic Industries Co. Ltd.	5,393	$69,525
WH Group Ltd.(c)	29,500	18,168
Wharf Real Estate Investment Co. Ltd.	6,000	34,348
Xinyi Glass Holdings Ltd.	9,000	19,162

		1,700,670

Ireland — 0.2%
AIB Group PLC	4,055	17,033
Bank of Ireland Group PLC	4,049	43,259
CRH PLC	2,823	131,898
Flutter Entertainment PLC, Class DI(a)	668	103,762
Kerry Group PLC, Class A	604	56,595
Kingspan Group PLC	603	38,783
Smurfit Kappa Group PLC	995	41,775

		433,105

Israel — 0.2%
Azrieli Group Ltd.	169	10,886
Bank Hapoalim BM	4,520	40,682
Bank Leumi Le-Israel BM	5,521	48,791
Bezeq The Israeli Telecommunication Corp. Ltd.	7,856	13,019
Check Point Software Technologies Ltd.(a)	386	49,099
CyberArk Software Ltd.(a)	189	26,626
Elbit Systems Ltd.	82	13,766
ICL Group Ltd.	2,774	22,025
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	4,681	23,942
Mizrahi Tefahot Bank Ltd.	474	15,657
Nice Ltd.(a)	256	52,943
Teva Pharmaceutical Industries Ltd., ADR(a)	4,159	43,836
Tower Semiconductor Ltd.(a)	414	17,415
Wix.com Ltd.(a)	213	18,527
ZIM Integrated Shipping Services Ltd.(b)	319	6,045

		403,261

Italy — 0.7%
Amplifon SpA	473	13,061
Assicurazioni Generali SpA	4,073	79,510
DiaSorin SpA	82	10,675
Enel SpA	31,334	184,498
Eni SpA	9,268	142,618
Ferrari NV	477	119,195
FinecoBank Banca Fineco SpA	2,337	41,953
Infrastrutture Wireless Italiane SpA(c)	950	10,411
Intesa Sanpaolo SpA	63,756	167,632
Mediobanca Banca di Credito Finanziario SpA	2,470	26,552
Moncler SpA	813	50,884
Nexi SpA(a)(c)	2,466	21,719
Poste Italiane SpA(c)	2,036	21,753
Prysmian SpA	861	35,161
Recordati Industria Chimica e Farmaceutica SpA	429	18,794
Snam SpA	7,106	36,195
Stellantis NV	8,486	133,408
Telecom Italia SpA/Milano(a)(b)	33,891	9,758
Tenaris SA	1,819	32,234
Terna - Rete Elettrica Nazionale	5,115	40,469
UniCredit SpA	7,804	152,421

		1,348,901

Jersey — 0.0%
Ferguson PLC	90	12,811

Security	Shares	Value

Netherlands — 1.5%
ABN AMRO Bank NV, CVA(c)	1,775	$29,461
Adyen NV(a)(c)	81	122,464
Aegon NV	7,281	40,160
AerCap Holdings NV(a)(b)	508	32,111
Akzo Nobel NV	690	51,395
ASM International NV	169	57,157
ASML Holding NV	1,544	1,021,584
Davide Campari-Milano NV	2,296	24,629
EXOR NV, NVS(a)	387	30,762
Heineken Holding NV	433	35,751
Heineken NV	951	95,042
IMCD NV	212	33,609
ING Groep NV(a)	14,250	206,344
JDE Peet’s NV	299	8,962
Just Eat Takeaway.com NV(a)(c)	690	17,701
Koninklijke Ahold Delhaize NV	3,942	117,657
Koninklijke DSM NV	647	83,205
Koninklijke KPN NV	13,001	44,448
Koninklijke Philips NV	3,378	58,323
NN Group NV	994	43,187
NXP Semiconductors NV	994	183,204
OCI NV	401	13,650
Prosus NV	3,185	257,174
QIAGEN NV(a)	864	42,149
Randstad NV	473	30,318
Universal Music Group NV	2,731	69,811
Wolters Kluwer NV	1,038	113,166

		2,863,424

New Zealand — 0.1%
Auckland International Airport Ltd.(a)	3,813	20,985
Fisher & Paykel Healthcare Corp. Ltd.	2,210	36,269
Mercury NZ Ltd.	2,644	10,272
Meridian Energy Ltd.	5,159	17,831
Spark New Zealand Ltd.	6,802	22,934

		108,291

Norway — 0.2%
Adevinta ASA(a)	908	7,784
Aker BP ASA	1,258	38,321
DNB Bank ASA	3,378	63,167
Equinor ASA	3,496	106,546
Gjensidige Forsikring ASA	778	13,983
Kongsberg Gruppen ASA	337	13,417
Mowi ASA	1,672	30,918
Norsk Hydro ASA	5,114	41,463
Orkla ASA	3,117	23,271
Salmar ASA	224	10,416
Telenor ASA	2,861	29,951
Yara International ASA	647	28,747

		407,984

Portugal — 0.0%
EDP - Energias de Portugal SA	10,054	49,951
Galp Energia SGPS SA	1,992	27,267
Jeronimo Martins SGPS SA	1,081	23,469

		100,687

Singapore — 0.5%
CapitaLand Ascendas REIT	12,477	27,457
CapitaLand Integrated Commercial Trust	23,631	38,663
Capitaland Investment Ltd/Singapore	10,700	32,417
City Developments Ltd.	1,600	10,155

80	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
DBS Group Holdings Ltd.	6,900	$188,896
Genting Singapore Ltd.	21,300	16,132
Grab Holdings Ltd., Class A(a)	6,148	23,301
Jardine Cycle & Carriage Ltd.	400	8,868
Keppel Corp. Ltd.	4,800	27,714
Mapletree Logistics Trust(b)	12,443	16,086
Mapletree Pan Asia Commercial Trust	8,200	11,410
Oversea-Chinese Banking Corp. Ltd.	12,525	123,751
Sea Ltd., ADR(a)(b)	1,368	88,168
Singapore Airlines Ltd.	6,600	29,844
Singapore Exchange Ltd.	1,200	8,452
Singapore Technologies Engineering Ltd.	7,700	21,649
Singapore Telecommunications Ltd.	29,900	57,263
United Overseas Bank Ltd.(b)	4,400	100,015
UOL Group Ltd.	1,600	8,537
Venture Corp. Ltd.	900	12,709
Wilmar International Ltd.	8,200	25,494

		876,981

Spain — 0.8%
Acciona SA	93	18,144
ACS Actividades de Construccion y Servicios SA	903	26,723
Aena SME SA(a)(c)	254	38,163
Amadeus IT Group SA(a)	1,689	106,414
Banco Bilbao Vizcaya Argentaria SA	22,954	162,142
Banco Santander SA	66,203	231,375
CaixaBank SA	17,076	75,765
Cellnex Telecom SA(c)	1,951	76,456
Corp. ACCIONA Energias Renovables SA	248	10,142
EDP Renovaveis SA	1,082	23,535
Enagas SA	594	10,651
Endesa SA	1,169	23,306
Ferrovial SA	1,686	49,751
Grifols SA(a)(b)	1,169	15,475
Iberdrola SA	22,918	268,869
Iberdrola SA, NVS	339	3,956
Industria de Diseno Textil SA	4,277	133,531
Naturgy Energy Group SA	734	20,818
Red Electrica Corp. SA	961	17,009
Repsol SA	5,504	90,413
Telefonica SA	20,762	78,875

		1,481,513

Sweden — 1.0%
Alfa Laval AB	990	31,111
Assa Abloy AB, Class B	3,951	93,071
Atlas Copco AB, Class A	10,404	123,455
Atlas Copco AB, Class B	6,065	63,971
Boliden AB	994	44,608
Electrolux AB, Class B(b)	733	10,382
Embracer Group AB(a)(b)	1,989	9,271
Epiroc AB, Class A	2,601	50,607
Epiroc AB, Class B	1,515	25,259
EQT AB	1,168	26,356
Essity AB, Class B	2,297	60,007
Evolution AB(c)	749	84,181
Fastighets AB Balder, Class B(a)	2,341	12,061
Getinge AB, Class B	864	19,464
H & M Hennes & Mauritz AB, Class B(b)	2,731	33,636
Hexagon AB, Class B	7,237	82,961
Holmen AB, Class B	357	14,725

Security	Shares	Value

Sweden (continued)
Husqvarna AB, Class B	1,212	$10,312
Industrivarden AB, Class A	473	12,530
Industrivarden AB, Class C	560	14,753
Indutrade AB	1,039	23,073
Investment AB Latour, Class B	560	11,815
Investor AB, Class A	1,905	38,021
Investor AB, Class B	6,932	134,702
Kinnevik AB, Class B(a)	951	14,700
L E Lundbergforetagen AB, Class B	300	13,892
Lifco AB, Class B	865	15,890
Nibe Industrier AB, Class B	5,462	59,013
Nordea Bank Abp	13,006	152,045
Sagax AB, Class B	603	15,000
Sandvik AB	4,203	86,866
Securitas AB, Class B	2,041	18,682
Skandinaviska Enskilda Banken AB, Class A	6,020	72,877
Skanska AB, Class B	1,429	25,222
SKF AB, Class B	1,559	27,592
Svenska Cellulosa AB SCA, Class B	2,167	30,092
Svenska Handelsbanken AB, Class A	5,170	53,913
Swedbank AB, Class A	3,508	67,481
Swedish Orphan Biovitrum AB(a)	641	14,295
Tele2 AB, Class B	2,486	21,470
Telefonaktiebolaget LM Ericsson, Class B	11,270	65,371
Telia Co. AB	10,097	26,077
Volvo AB, Class A	777	16,141
Volvo AB, Class B	5,753	114,160
Volvo Car AB, Class B(a)(b)	2,270	11,326

		1,952,437

Switzerland — 3.2%
ABB Ltd., Registered	5,947	207,049
Adecco Group AG, Registered	647	24,030
Alcon Inc.	1,913	144,352
Bachem Holding AG, Class A(b)	90	7,959
Baloise Holding AG, Registered	169	27,796
Banque Cantonale Vaudoise, Registered	113	10,741
Barry Callebaut AG, Registered	12	25,072
BKW AG	78	11,217
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	7	76,879
Cie. Financiere Richemont SA, Class A, Registered	2,013	310,318
Clariant AG, Registered	690	11,832
Coca-Cola HBC AG, Class DI	734	17,837
Credit Suisse Group AG, Registered	12,865	44,318
EMS-Chemie Holding AG, Registered	24	17,892
Geberit AG, Registered	140	79,658
Givaudan SA, Registered	35	113,478
Holcim AG	2,038	121,841
Julius Baer Group Ltd.	847	54,330
Kuehne + Nagel International AG, Registered	212	50,553
Logitech International SA, Registered	690	40,377
Lonza Group AG, Registered	284	162,005
Nestle SA, Registered	10,464	1,276,703
Novartis AG, Registered	8,252	746,055
Partners Group Holding AG	88	82,570
Roche Holding AG, Bearer	113	41,363
Roche Holding AG, NVS	2,670	833,495
Schindler Holding AG, Participation Certificates, NVS	169	36,020
Schindler Holding AG, Registered	82	16,588
SGS SA, Registered	24	58,527

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Siemens Energy AG(a)	1,472	$30,778
SIG Group AG	1,157	28,677
Sika AG, Registered	559	158,838
Sonova Holding AG, Registered	212	53,015
STMicroelectronics NV	2,513	118,333
Straumann Holding AG	440	57,612
Swatch Group AG (The), Bearer	125	45,259
Swatch Group AG (The), Registered	169	11,105
Swiss Life Holding AG, Registered	111	65,695
Swiss Prime Site AG, Registered	342	30,475
Swiss Re AG	1,180	123,559
Swisscom AG, Registered	104	61,449
TE Connectivity Ltd.	1,211	153,979
Temenos AG, Registered	256	18,273
UBS Group AG, Registered	12,665	270,339
VAT Group AG(c)	88	27,395
Zurich Insurance Group AG	562	277,925

		6,183,561

United Kingdom — 4.8%
3i Group PLC	3,812	74,371
abrdn PLC	7,932	20,892
Admiral Group PLC	778	21,150
Amcor PLC	5,808	70,044
Anglo American PLC	4,752	204,956
Antofagasta PLC	1,342	28,835
Ashtead Group PLC	1,732	114,085
Associated British Foods PLC	1,385	31,793
AstraZeneca PLC	5,885	771,008
Auto Trader Group PLC(c)	4,141	32,128
Aviva PLC	9,894	55,801
BAE Systems PLC	11,697	123,825
Barclays PLC	59,427	136,610
Barratt Developments PLC	3,726	21,178
Berkeley Group Holdings PLC	473	24,221
BP PLC	71,522	432,011
British American Tobacco PLC	8,201	314,375
British Land Co. PLC (The)	3,726	20,392
BT Group PLC	26,699	41,135
Bunzl PLC	1,342	49,266
Burberry Group PLC	1,602	48,798
Clarivate PLC(a)(b)	1,298	14,434
CNH Industrial NV	3,768	66,661
Coca-Cola Europacific Partners PLC	733	41,209
Compass Group PLC	6,495	155,153
Croda International PLC	560	47,733
DCC PLC	386	21,986
Diageo PLC	8,723	381,422
Entain PLC	2,005	36,974
Experian PLC	3,377	123,495
Ferguson PLC	731	102,994
Glencore PLC	37,126	248,628
GSK PLC	15,401	270,519
Haleon PLC(a)	19,249	77,138
Halma PLC	1,472	39,191
Hargreaves Lansdown PLC	1,341	14,763
Hikma Pharmaceuticals PLC	777	16,437
HSBC Holdings PLC	76,308	562,264
Imperial Brands PLC	3,270	82,032
Informa PLC	6,150	50,865
InterContinental Hotels Group PLC	642	44,570

Security	Shares	Value

United Kingdom (continued)
Intertek Group PLC	647	$34,774
J Sainsbury PLC	6,064	19,666
JD Sports Fashion PLC	10,532	21,228
Johnson Matthey PLC	777	21,704
Kingfisher PLC(b)	8,323	28,714
Land Securities Group PLC	2,948	25,827
Legal & General Group PLC	22,190	69,831
Lloyds Banking Group PLC	258,288	168,093
London Stock Exchange Group PLC	1,261	115,438
M&G PLC	10,271	25,650
Melrose Industries PLC	16,642	29,343
Mondi PLC	1,905	35,924
National Grid PLC	13,390	170,226
NatWest Group PLC, NVS	20,686	78,918
Next PLC	474	38,808
Ocado Group PLC(a)(b)	1,733	13,868
Pearson PLC	2,774	31,635
Persimmon PLC	1,169	20,417
Phoenix Group Holdings PLC	3,272	25,933
Prudential PLC	10,445	173,544
Reckitt Benckiser Group PLC	2,748	195,825
RELX PLC	7,273	216,073
Rentokil Initial PLC	9,522	57,736
Rio Tinto PLC	4,232	331,371
Rolls-Royce Holdings PLC(a)	31,681	41,449
Royalty Pharma PLC, Class A	1,298	50,869
Sage Group PLC (The)	4,160	39,968
Schroders PLC	2,803	16,576
Segro PLC	4,464	45,951
Severn Trent PLC	907	31,564
Shell PLC	27,416	804,872
Smith & Nephew PLC	3,377	46,637
Smiths Group PLC	1,516	32,362
Spirax-Sarco Engineering PLC	299	42,710
SSE PLC	4,145	88,474
St. James’s Place PLC	2,036	30,873
Standard Chartered PLC	9,489	79,704
Taylor Wimpey PLC	15,559	22,575
Tesco PLC	28,734	87,333
Unilever PLC	9,611	489,191
United Utilities Group PLC	2,557	33,458
Vodafone Group PLC	98,621	113,790
Whitbread PLC	777	29,264
WPP PLC	4,095	47,845

		9,161,353

United States — 71.4%
3M Co.	2,070	238,216
A O Smith Corp.	430	29,111
Abbott Laboratories	6,645	734,605
AbbVie Inc.	6,722	993,175
Accenture PLC, Class A	2,411	672,790
Activision Blizzard Inc.	2,948	225,728
Adobe Inc.(a)	1,770	655,502
Advance Auto Parts Inc.	205	31,217
Advanced Micro Devices Inc.(a)	6,166	463,375
AES Corp. (The)	2,383	65,318
Affirm Holdings Inc.(a)	630	10,200
Aflac Inc.	2,308	169,638
Agilent Technologies Inc.	1,124	170,938
Air Products and Chemicals Inc.	850	272,433

82	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Airbnb Inc., Class A(a)	1,421	$157,887
Akamai Technologies Inc.(a)	603	53,637
Albemarle Corp.	430	121,023
Alcoa Corp.	704	36,777
Alexandria Real Estate Equities Inc.	559	89,854
Align Technology Inc.(a)	267	72,018
Allegion PLC	300	35,265
Alliant Energy Corp.	890	48,087
Allstate Corp. (The)	1,048	134,637
Ally Financial Inc.	1,197	38,891
Alnylam Pharmaceuticals Inc.(a)	466	105,502
Alphabet Inc., Class A(a)	22,783	2,251,872
Alphabet Inc., Class C, NVS(a)	21,089	2,106,158
Altria Group Inc.	6,800	306,272
Amazon.com Inc.(a)	34,791	3,587,996
AMERCO	382	23,604
Ameren Corp.	951	82,613
American Electric Power Co. Inc.	1,999	187,826
American Express Co.	2,423	423,855
American Financial Group Inc./OH	261	37,216
American Homes 4 Rent, Class A	1,193	40,908
American International Group Inc.	2,889	182,643
American Tower Corp.	1,776	396,741
American Water Works Co. Inc.	690	107,978
Ameriprise Financial Inc.	399	139,698
AmerisourceBergen Corp.	611	103,235
AMETEK Inc.	890	128,979
Amgen Inc.	2,024	510,858
Amphenol Corp., Class A	2,297	183,232
Analog Devices Inc.	1,951	334,538
Annaly Capital Management Inc.	1,832	42,997
Ansys Inc.(a)	342	91,095
Aon PLC, Class A	792	252,395
APA Corp.	1,323	58,649
Apollo Global Management Inc.	1,570	111,125
Apple Inc.	61,034	8,806,596
Applied Materials Inc.	3,281	365,799
Aptiv PLC(a)	1,038	117,387
Aramark	951	42,348
Arch Capital Group Ltd.(a)	1,354	87,130
Archer-Daniels-Midland Co.	2,166	179,453
Ares Management Corp., Class A	589	48,881
Arista Networks Inc.(a)	889	112,032
Arrow Electronics Inc.(a)	256	30,077
Arthur J Gallagher & Co.	804	157,359
Aspen Technology Inc.(a)	108	21,465
Assurant Inc.	193	25,590
AT&T Inc.	26,918	548,320
Atmos Energy Corp.	517	60,768
Autodesk Inc.(a)	821	176,646
Automatic Data Processing Inc.	1,565	353,393
AutoZone Inc.(a)	75	182,914
AvalonBay Communities Inc.	517	91,736
Avantor Inc.(a)	2,649	63,311
Avery Dennison Corp.	299	56,643
Baker Hughes Co.	3,947	125,278
Ball Corp.	1,211	70,529
Bank of America Corp.	27,346	970,236
Bank of New York Mellon Corp. (The)	2,910	147,159
Bath & Body Works Inc.	908	41,777

Security	Shares	Value

United States (continued)
Baxter International Inc.	1,940	$88,639
Becton Dickinson and Co.	1,081	272,650
Bentley Systems Inc., Class B(b)	647	25,265
Berkshire Hathaway Inc., Class B(a)	4,934	1,537,040
Best Buy Co. Inc.	757	67,161
Bill.com Holdings Inc.(a)	379	43,820
Biogen Inc.(a)	560	162,904
BioMarin Pharmaceutical Inc.(a)	690	79,591
Bio-Rad Laboratories Inc., Class A(a)	82	38,332
Bio-Techne Corp.	626	49,867
Black Knight Inc.(a)	561	33,991
BlackRock Inc.(e)	572	434,268
Blackstone Inc., NVS	2,702	259,284
Block Inc.(a)	22	1,813
Block Inc.(a)	1,954	159,681
Boeing Co. (The)(a)	2,128	453,264
Booking Holdings Inc.(a)	151	367,549
Booz Allen Hamilton Holding Corp.	535	50,632
BorgWarner Inc.	994	46,996
Boston Properties Inc.	598	44,575
Boston Scientific Corp.(a)	5,338	246,882
Bristol-Myers Squibb Co.	8,076	586,721
Broadcom Inc.	1,535	897,990
Broadridge Financial Solutions Inc.	430	64,655
Brown & Brown Inc.	969	56,745
Brown-Forman Corp., Class B	1,168	77,765
Bunge Ltd.	560	55,496
Burlington Stores Inc.(a)(b)	256	58,836
Cadence Design Systems Inc.(a)	1,038	189,778
Caesars Entertainment Inc.(a)	778	40,503
Camden Property Trust	404	49,777
Campbell Soup Co.	725	37,649
Capital One Financial Corp.	1,433	170,527
Cardinal Health Inc.	1,013	78,254
Carlisle Companies Inc.	194	48,667
Carlyle Group Inc. (The)	813	29,244
CarMax Inc.(a)(b)	604	42,552
Carnival Corp.(a)(b)	3,400	36,788
Carrier Global Corp.	3,168	144,239
Catalent Inc.(a)	647	34,647
Caterpillar Inc.	2,015	508,364
Cboe Global Markets Inc.	401	49,275
CBRE Group Inc., Class A(a)	1,255	107,315
CDW Corp./DE	533	104,484
Celanese Corp.	429	52,853
Centene Corp.(a)	2,133	162,620
CenterPoint Energy Inc.	2,340	70,481
Ceridian HCM Holding Inc.(a)	516	37,296
CF Industries Holdings Inc.	764	64,711
CH Robinson Worldwide Inc.(b)	516	51,688
Charles River Laboratories International Inc.(a)	202	49,136
Charles Schwab Corp. (The)	5,504	426,120
Charter Communications Inc., Class A(a)	426	163,716
Cheniere Energy Inc.	880	134,455
Chesapeake Energy Corp.	388	33,647
Chevron Corp.	7,074	1,231,017
Chewy Inc., Class A(a)(b)	299	13,473
Chipotle Mexican Grill Inc.(a)	104	171,223
Chubb Ltd.	1,603	364,666
Church & Dwight Co. Inc.	951	76,898

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Cigna Corp.	1,163	$368,287
Cincinnati Financial Corp.	603	68,229
Cintas Corp.	343	152,203
Cisco Systems Inc.	15,649	761,637
Citigroup Inc.	7,273	379,796
Citizens Financial Group Inc.	1,966	85,167
Cleveland-Cliffs Inc.(a)	1,999	42,679
Clorox Co. (The)	473	68,438
Cloudflare Inc., Class A(a)	986	52,169
CME Group Inc.	1,350	238,491
CMS Energy Corp.	1,082	68,372
Coca-Cola Co. (The)	15,645	959,351
Cognex Corp.	690	37,771
Cognizant Technology Solutions Corp., Class A	1,992	132,966
Coinbase Global Inc., Class A(a)(b)	455	26,608
Colgate-Palmolive Co.	3,041	226,646
Comcast Corp., Class A	16,660	655,571
Conagra Brands Inc.	1,862	69,248
ConocoPhillips	4,815	586,804
Consolidated Edison Inc.	1,391	132,576
Constellation Brands Inc., Class A	607	140,533
Constellation Energy Corp.	1,255	107,127
Cooper Companies Inc. (The)	197	68,739
Copart Inc.(a)	1,645	109,573
Corning Inc.	3,117	107,879
Corteva Inc.	2,673	172,275
CoStar Group Inc.(a)	1,555	121,134
Costco Wholesale Corp.	1,688	862,804
Coterra Energy Inc.	2,958	74,039
Crowdstrike Holdings Inc., Class A(a)	755	79,954
Crown Castle Inc.	1,678	248,529
Crown Holdings Inc.	429	37,821
CSX Corp.	8,101	250,483
Cummins Inc.	514	128,264
CVS Health Corp.	5,029	443,658
Danaher Corp.	2,618	692,147
Darden Restaurants Inc.	474	70,138
Darling Ingredients Inc.(a)	608	40,304
Datadog Inc., Class A(a)	916	68,526
DaVita Inc.(a)	213	17,549
Deere & Co.	1,109	468,930
Dell Technologies Inc., Class C	1,082	43,951
Delta Air Lines Inc.(a)	560	21,896
DENTSPLY SIRONA Inc.	777	28,617
Devon Energy Corp.	2,367	149,689
Dexcom Inc.(a)	1,513	162,027
Diamondback Energy Inc.	647	94,540
Digital Realty Trust Inc.	1,081	123,904
Discover Financial Services	1,038	121,166
DISH Network Corp., Class A(a)(b)	907	13,052
DocuSign Inc.(a)	698	42,327
Dollar General Corp.	865	202,064
Dollar Tree Inc.(a)	864	129,755
Dominion Energy Inc.	3,107	197,729
Domino’s Pizza Inc.	126	44,478
DoorDash Inc., Class A(a)	893	51,723
Dover Corp.	517	78,496
Dow Inc.	2,767	164,221
DR Horton Inc.	1,255	123,856
Dropbox Inc., Class A(a)	1,125	26,134

Security	Shares	Value

United States (continued)
DTE Energy Co.	708	$82,390
Duke Energy Corp.	2,960	303,252
DuPont de Nemours Inc.	1,906	140,949
Dynatrace Inc.(a)	691	26,555
Eastman Chemical Co.	516	45,496
Eaton Corp. PLC	1,516	245,910
eBay Inc.	2,174	107,613
Ecolab Inc.	953	147,553
Edison International	1,399	96,391
Edwards Lifesciences Corp.(a)	2,383	182,776
Elanco Animal Health Inc.(a)	1,647	22,613
Electronic Arts Inc.	1,050	135,114
Elevance Health Inc.	906	452,991
Eli Lilly & Co.	3,071	1,056,885
Emerson Electric Co.	2,254	203,356
Enphase Energy Inc.(a)	510	112,904
Entegris Inc.	516	41,646
Entergy Corp.	778	84,242
EOG Resources Inc.	2,216	293,066
EPAM Systems Inc.(a)	212	70,522
EQT Corp.	1,291	42,177
Equifax Inc.	473	105,101
Equinix Inc.	343	253,179
Equitable Holdings Inc.	1,321	42,364
Equity LifeStyle Properties Inc.	711	51,036
Equity Residential	1,378	87,710
Erie Indemnity Co., Class A, NVS	82	20,037
Essential Utilities Inc.	1,021	47,711
Essex Property Trust Inc.	246	55,613
Estee Lauder Companies Inc. (The), Class A	863	239,120
Etsy Inc.(a)	473	65,075
Everest Re Group Ltd.	159	55,601
Evergy Inc.	908	56,886
Eversource Energy	1,281	105,465
Exact Sciences Corp.(a)(b)	721	48,682
Exelon Corp.	3,768	158,972
Expedia Group Inc.(a)	559	63,894
Expeditors International of Washington Inc.	647	69,973
Extra Space Storage Inc.	516	81,440
Exxon Mobil Corp.	15,853	1,839,106
F5 Inc.(a)	213	31,452
FactSet Research Systems Inc.	141	59,635
Fair Isaac Corp.(a)	102	67,927
Fastenal Co.	2,086	105,447
FedEx Corp.	951	184,361
Fidelity National Financial Inc.	1,082	47,640
Fidelity National Information Services Inc.	2,296	172,292
Fifth Third Bancorp	2,558	92,830
First Citizens BancShares Inc./NC, Class A	44	34,218
First Horizon Corp.	2,046	50,598
First Republic Bank/CA	723	101,856
First Solar Inc.(a)	365	64,824
FirstEnergy Corp.	1,992	81,572
Fiserv Inc.(a)	2,307	246,111
FleetCor Technologies Inc.(a)	288	60,137
FMC Corp.	511	68,029
Ford Motor Co.	14,821	200,232
Fortinet Inc.(a)	2,580	135,037
Fortive Corp.	1,341	91,228
Fortune Brands Home & Security Inc., NVS	473	30,513

84	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Fox Corp., Class A, NVS	1,168	$39,642
Fox Corp., Class B	647	20,510
Franklin Resources Inc.	1,211	37,783
Freeport-McMoRan Inc.	5,479	244,473
Gaming and Leisure Properties Inc.	968	51,846
Garmin Ltd.	603	59,625
Gartner Inc.(a)	300	101,442
GE HealthCare Technologies Inc., NVS(a)	1,367	95,034
Gen Digital, Inc.	2,356	54,212
Generac Holdings Inc.(a)	225	27,135
General Dynamics Corp.	871	202,995
General Electric Co.	4,102	330,129
General Mills Inc.	2,230	174,743
General Motors Co.	5,130	201,712
Genuine Parts Co.	556	93,308
Gilead Sciences Inc.	4,768	400,226
Global Payments Inc.	1,049	118,243
Globe Life Inc.	343	41,452
GoDaddy Inc., Class A(a)	566	46,486
Goldman Sachs Group Inc. (The)	1,300	475,553
Halliburton Co.	3,377	139,200
Hartford Financial Services Group Inc. (The)	1,221	94,762
Hasbro Inc.	517	30,591
HCA Healthcare Inc.	865	220,636
Healthcare Realty Trust Inc.	1,433	30,852
Healthpeak Properties Inc.	1,905	52,349
HEICO Corp.	194	33,164
HEICO Corp., Class A	256	34,222
Henry Schein Inc.(a)	560	48,244
Hershey Co. (The)	566	127,124
Hess Corp.	1,079	162,023
Hewlett Packard Enterprise Co.	4,645	74,924
HF Sinclair Corp.	620	35,278
Hilton Worldwide Holdings Inc.	1,037	150,458
Hologic Inc.(a)	951	77,383
Home Depot Inc. (The)	3,873	1,255,510
Honeywell International Inc.	2,537	528,914
Horizon Therapeutics PLC(a)	864	94,798
Hormel Foods Corp.	1,125	50,974
Host Hotels & Resorts Inc.	2,861	53,930
Howmet Aerospace Inc.	1,385	56,356
HP Inc.	4,048	117,959
Hubbell Inc.	202	46,240
HubSpot Inc.(a)	169	58,645
Humana Inc.	475	243,057
Huntington Bancshares Inc./OH	5,634	85,468
Huntington Ingalls Industries Inc.	169	37,271
IDEX Corp.	302	72,383
IDEXX Laboratories Inc.(a)	319	153,279
Illinois Tool Works Inc.	1,170	276,167
Illumina Inc.(a)	601	128,734
Incyte Corp.(a)	691	58,832
Ingersoll Rand Inc.	1,481	82,936
Insulet Corp.(a)	256	73,554
Intel Corp.	15,654	442,382
Intercontinental Exchange Inc.	2,160	232,308
International Business Machines Corp.	3,448	464,549
International Flavors & Fragrances Inc.	951	106,949
International Paper Co.	1,342	56,122
Interpublic Group of Companies Inc. (The)	1,429	52,101

Security	Shares	Value

United States (continued)
Intuit Inc.	1,013	$428,165
Intuitive Surgical Inc.(a)	1,366	335,613
Invesco Ltd.	1,303	24,119
Invitation Homes Inc.	2,469	80,242
IQVIA Holdings Inc.(a)	689	158,063
Iron Mountain Inc.	1,081	59,001
Jack Henry & Associates Inc.	255	45,923
Jacobs Solutions Inc., NVS	473	58,439
Jazz Pharmaceuticals PLC(a)	212	33,212
JB Hunt Transport Services Inc.	300	56,715
JM Smucker Co. (The)	430	65,704
Johnson & Johnson	9,999	1,634,037
Johnson Controls International PLC	2,589	180,117
JPMorgan Chase & Co.	11,159	1,561,814
Juniper Networks Inc.	1,307	42,216
Kellogg Co.	994	68,168
Keurig Dr Pepper Inc.	2,973	104,887
KeyCorp	3,752	72,001
Keysight Technologies Inc.(a)	690	123,751
Kimberly-Clark Corp.	1,298	168,753
Kimco Realty Corp.	2,326	52,242
Kinder Morgan Inc.	7,715	141,184
KKR & Co. Inc.	2,179	121,610
KLA Corp.	538	211,154
Knight-Swift Transportation Holdings Inc.	530	31,323
Kraft Heinz Co. (The)	2,798	113,403
Kroger Co. (The)	2,588	115,502
L3Harris Technologies Inc.	745	160,041
Laboratory Corp. of America Holdings	352	88,746
Lam Research Corp.	515	257,551
Lamb Weston Holdings Inc.	547	54,640
Las Vegas Sands Corp.(a)(b)	1,313	77,467
Lear Corp.	212	30,905
Leidos Holdings Inc.	474	46,850
Lennar Corp., Class A	994	101,786
Lennox International Inc.	125	32,577
Liberty Broadband Corp., Class C (a)(b)	485	43,543
Liberty Global PLC, Class A(a)	734	15,920
Liberty Global PLC, Class C, NVS(a)	1,168	26,105
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	777	55,012
Liberty Media Corp.-Liberty SiriusXM, Class A, NVS(a)	343	13,933
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	704	28,371
Lincoln National Corp.	646	22,888
Linde PLC	1,900	628,786
Live Nation Entertainment Inc.(a)	650	52,318
LKQ Corp.	994	58,606
Lockheed Martin Corp.	907	420,177
Loews Corp.	733	45,065
Lowe’s Companies Inc.	2,364	492,303
LPL Financial Holdings Inc.	301	71,373
Lucid Group Inc.(a)(b)	1,516	17,722
Lululemon Athletica Inc.(a)	428	131,345
Lumen Technologies Inc.	3,205	16,826
LyondellBasell Industries NV, Class A	950	91,855
M&T Bank Corp.	685	106,860
Marathon Oil Corp.	2,407	66,120
Marathon Petroleum Corp.	1,902	244,445
Markel Corp.(a)	51	71,858
MarketAxess Holdings Inc.	142	51,667
Marriott International Inc./MD, Class A	1,026	178,709

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Marsh & McLennan Companies Inc.	1,894	$331,280
Martin Marietta Materials Inc.	230	82,717
Marvell Technology Inc.	3,245	140,022
Masco Corp.	864	45,965
Masimo Corp.(a)	169	28,743
Mastercard Inc., Class A	3,283	1,216,680
Match Group Inc.(a)	1,118	60,506
McCormick & Co. Inc./MD, NVS	994	74,669
McDonald’s Corp.	2,798	748,185
McKesson Corp.	543	205,623
Medical Properties Trust Inc.	2,487	32,207
Medtronic PLC	5,054	422,969
Merck & Co. Inc.	9,618	1,033,069
Meta Platforms Inc, Class A(a)	8,689	1,294,400
MetLife Inc.	2,615	190,947
Mettler-Toledo International Inc.(a)	87	133,364
MGM Resorts International	1,188	49,195
Microchip Technology Inc.	2,123	164,787
Micron Technology Inc.	4,249	256,215
Microsoft Corp.	26,911	6,668,815
Mid-America Apartment Communities Inc.	430	71,690
Moderna Inc.(a)	1,247	219,547
Mohawk Industries Inc.(a)	212	25,453
Molina Healthcare Inc.(a)	212	66,108
Molson Coors Beverage Co., Class B(b)	734	38,594
Mondelez International Inc., Class A	5,204	340,550
MongoDB Inc., Class A(a)	253	54,195
Monolithic Power Systems Inc.	169	72,089
Monster Beverage Corp.(a)	1,472	153,206
Moody’s Corp.	631	203,655
Morgan Stanley	4,912	478,085
Mosaic Co. (The)	1,239	61,380
Motorola Solutions Inc.	647	166,285
MSCI Inc.	309	164,252
Nasdaq Inc.	1,303	78,428
NetApp Inc.	772	51,130
Netflix Inc.(a)	1,695	599,793
Neurocrine Biosciences Inc.(a)	343	38,049
Newell Brands Inc., NVS	1,516	24,195
Newmont Corp.	2,992	158,367
News Corp., Class A, NVS	1,472	29,823
NextEra Energy Inc.	7,489	558,904
Nike Inc., Class B	4,806	611,948
NiSource Inc.	1,429	39,655
Nordson Corp.	212	51,580
Norfolk Southern Corp.	905	222,458
Northern Trust Corp.	748	72,534
Northrop Grumman Corp.	552	247,318
Novocure Ltd.(a)	342	31,184
NRG Energy Inc.	952	32,577
Nucor Corp.	974	164,625
Nvidia Corp.	9,463	1,848,786
NVR Inc.(a)	11	57,970
O’Reilly Automotive Inc.(a)	239	189,372
Occidental Petroleum Corp.	3,570	231,300
Okta Inc.(a)	556	40,927
Old Dominion Freight Line Inc.	352	117,300
Omnicom Group Inc.	732	62,945
ON Semiconductor Corp.(a)	1,601	117,593
ONEOK Inc.	1,733	118,676

Security	Shares	Value

United States (continued)
Oracle Corp.	6,035	$533,856
Otis Worldwide Corp.	1,602	131,732
Ovintiv Inc.	970	47,753
Owens Corning	331	31,991
PACCAR Inc.	1,342	146,694
Packaging Corp. of America	342	48,803
Palantir Technologies Inc., Class A(a)	6,367	49,535
Palo Alto Networks Inc.(a)	1,112	176,408
Paramount Global, Class B, NVS	2,449	56,719
Parker-Hannifin Corp.	473	154,198
Paychex Inc.	1,254	145,288
Paycom Software Inc.(a)	184	59,605
Paylocity Holding Corp.(a)	155	32,285
PayPal Holdings Inc.(a)	4,165	339,406
Pentair PLC	647	35,831
PepsiCo Inc.	5,260	899,565
PerkinElmer Inc.	512	70,415
Pfizer Inc.	21,366	943,523
PG&E Corp.(a)	5,634	89,581
Philip Morris International Inc.	5,841	608,866
Phillips 66	1,836	184,096
Pinterest Inc., Class A(a)	2,079	54,657
Pioneer Natural Resources Co.	864	199,022
Plug Power Inc.(a)(b)	2,079	35,385
PNC Financial Services Group Inc. (The)	1,544	255,424
Pool Corp.(b)	147	56,685
PPG Industries Inc.	908	118,349
PPL Corp.	2,775	82,140
Principal Financial Group Inc.	882	81,629
Procter & Gamble Co. (The)	9,078	1,292,526
Progressive Corp. (The)	2,240	305,424
Prologis Inc.	3,525	455,712
Prudential Financial Inc.	1,422	149,225
PTC Inc.(a)	429	57,863
Public Service Enterprise Group Inc.	1,949	120,702
Public Storage	601	182,908
PulteGroup Inc.	827	47,048
Qorvo Inc.(a)	430	46,724
Qualcomm Inc.	4,241	564,944
Quanta Services Inc.	546	83,096
Quest Diagnostics Inc.	466	69,192
Raymond James Financial Inc.	733	82,660
Raytheon Technologies Corp.	5,619	561,057
Realty Income Corp.	2,413	163,674
Regency Centers Corp.	604	40,244
Regeneron Pharmaceuticals Inc.(a)	406	307,939
Regions Financial Corp.	3,371	79,353
Repligen Corp.(a)	198	36,689
Republic Services Inc.	859	107,220
ResMed Inc.	560	127,887
Rivian Automotive Inc., Class A(a)(b)	1,179	22,873
Robert Half International Inc.	429	36,019
ROBLOX Corp., Class A(a)	1,338	49,787
Rockwell Automation Inc.	430	121,273
Roku Inc.(a)	430	24,725
Rollins Inc.	951	34,616
Roper Technologies Inc.	411	175,394
Ross Stores Inc.	1,306	154,356
Royal Caribbean Cruises Ltd.(a)	864	56,108
RPM International Inc.	516	46,394

86	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
S&P Global Inc.	1,298	$486,672
Salesforce Inc.(a)	3,812	640,302
SBA Communications Corp.	403	119,905
Schlumberger NV	5,377	306,381
Seagate Technology Holdings PLC	820	55,580
Seagen Inc.(a)	517	72,111
Sealed Air Corp.	604	33,075
SEI Investments Co.	514	32,089
Sempra Energy	1,211	194,160
Sensata Technologies Holding PLC	647	32,900
ServiceNow Inc.(a)	773	351,815
Sherwin-Williams Co. (The)	946	223,814
Signature Bank/New York NY	213	27,466
Simon Property Group Inc.	1,205	154,794
Sirius XM Holdings Inc.(b)	2,784	16,119
Skyworks Solutions Inc.	647	70,956
Snap Inc., Class A, NVS(a)	4,029	46,575
Snap-on Inc.	214	53,228
Snowflake Inc., Class A(a)	816	127,655
SolarEdge Technologies Inc.(a)	213	67,975
Southern Co. (The)	4,158	281,413
Southwest Airlines Co.	603	21,569
Splunk Inc.(a)	654	62,634
SS&C Technologies Holdings Inc.	864	52,142
Stanley Black & Decker Inc.	604	53,943
Starbucks Corp.	4,332	472,794
State Street Corp.	1,385	126,492
Steel Dynamics Inc.	686	82,759
STERIS PLC	386	79,713
Stryker Corp.	1,296	328,938
Sun Communities Inc.	446	69,960
SVB Financial Group(a)	213	64,420
Synchrony Financial	1,951	71,660
Synopsys Inc.(a)	588	208,005
Sysco Corp.	1,902	147,329
T-Mobile U.S. Inc.(a)	2,383	355,806
T Rowe Price Group Inc.	864	100,630
Take-Two Interactive Software Inc.(a)(b)	621	70,316
Targa Resources Corp.	823	61,741
Target Corp.	1,739	299,351
Teledyne Technologies Inc.(a)	169	71,700
Teleflex Inc.	169	41,138
Teradyne Inc.	622	63,257
Tesla Inc.(a)	10,100	1,749,522
Texas Instruments Inc.	3,479	616,514
Texas Pacific Land Corp.	25	49,896
Textron Inc.	767	55,876
Thermo Fisher Scientific Inc.	1,486	847,510
TJX Companies Inc. (The)	4,437	363,213
Toast Inc., Class A(a)	933	20,815
Tractor Supply Co.	430	98,036
Trade Desk Inc. (The), Class A(a)	1,603	81,272
Tradeweb Markets Inc., Class A	429	31,978
Trane Technologies PLC	906	162,283
TransDigm Group Inc.	196	140,679
TransUnion	690	49,507
Travelers Companies Inc. (The)	898	171,626
Trimble Inc.(a)	994	57,712
Truist Financial Corp.	5,001	246,999
Twilio Inc., Class A(a)	666	39,853

Security	Shares	Value

United States (continued)
Tyler Technologies Inc.(a)	166	$53,580
Tyson Foods Inc., Class A	1,061	69,761
U.S. Bancorp	5,432	270,514
Uber Technologies Inc.(a)	5,514	170,548
UDR Inc.	1,219	51,917
UGI Corp.	881	35,090
Ulta Beauty Inc.(a)	200	102,792
Union Pacific Corp.	2,390	488,014
United Parcel Service Inc., Class B	2,757	510,679
United Rentals Inc.(a)	255	112,442
UnitedHealth Group Inc.	3,553	1,773,622
Unity Software Inc.(a)	1,048	37,225
Universal Health Services Inc., Class B	255	37,794
Vail Resorts Inc.	165	43,286
Valero Energy Corp.	1,460	204,444
Veeva Systems Inc., Class A(a)	517	88,174
Ventas Inc.	1,574	81,549
VeriSign Inc.(a)	381	83,077
Verisk Analytics Inc.	607	110,347
Verizon Communications Inc.	16,029	666,326
Vertex Pharmaceuticals Inc.(a)	981	316,961
VF Corp.	1,299	40,191
Viatris Inc.	4,681	56,921
VICI Properties Inc.	3,701	126,500
Visa Inc., Class A	6,228	1,433,748
Vistra Corp.	1,602	36,942
VMware Inc., Class A(a)	778	95,282
Vulcan Materials Co.	516	94,598
W R Berkley Corp.	778	54,569
Walmart Inc.	5,747	826,821
Walgreens Boots Alliance Inc.	2,774	102,250
Walt Disney Co. (The)(a)	6,942	753,138
Warner Bros. Discovery Inc.(a)	9,031	133,839
Waste Management Inc.	1,546	239,213
Waters Corp.(a)	229	75,245
Webster Financial Corp.	677	35,644
WEC Energy Group Inc.	1,212	113,916
Wells Fargo & Co.	14,370	673,522
Welltower Inc.	1,707	128,093
West Pharmaceutical Services Inc.	271	71,978
Western Digital Corp.(a)	1,211	53,223
Western Union Co. (The)	1,515	21,468
Westinghouse Air Brake Technologies Corp.	623	64,674
Westlake Corp.(b)	145	17,799
Westrock Co.	994	39,005
Weyerhaeuser Co.	2,905	100,019
Whirlpool Corp.	212	32,985
Williams Companies Inc. (The)	4,637	149,497
Willis Towers Watson PLC	427	108,539
Wolfspeed Inc.(a)	470	36,195
Workday Inc., Class A(a)	777	140,971
WP Carey Inc.	691	59,101
WW Grainger Inc.	169	99,622
Wynn Resorts Ltd.(a)	447	46,327
Xcel Energy Inc.	2,135	146,824
Xylem Inc./NY	647	67,294
Yum! Brands Inc.	1,057	137,949
Zebra Technologies Corp., Class A(a)	186	58,809
Zillow Group Inc., Class C (a)	560	24,758
Zimmer Biomet Holdings Inc.	777	98,943

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zoetis Inc.	1,773	$293,414
Zoom Video Communications Inc., Class A(a)	864	64,800
ZoomInfo Technologies Inc.(a)	1,068	30,150
Zscaler Inc.(a)(b)	299	37,124

		136,377,431

Total Common Stocks — 99.6% (Cost: $219,626,954)		190,202,680

Preferred Stocks

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	213	20,179
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(b)	428	50,889
Henkel AG & Co. KGaA, Preference Shares, NVS	690	49,197
Porsche Automobil Holding SE, Preference Shares, NVS	603	36,058
Sartorius AG, Preference Shares, NVS	98	43,944
Volkswagen AG, Preference Shares, NVS	691	95,835

		296,102

Total Preferred Stocks — 0.1% (Cost: $422,548)		296,102

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/17/23)(a)	803	408

Total Rights — 0.0% (Cost: $413)		408

Total Long-Term Investments — 99.7% (Cost: $220,049,915)		190,499,190

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	1,243,348	$1,244,094
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	200,000	200,000

Total Short-Term Securities — 0.8% (Cost: $1,442,829)		1,444,094

Total Investments — 100.5% (Cost: $221,492,744)		191,943,284

Liabilities in Excess of Other Assets — (0.5)%		(930,512)

Net Assets — 100.0%		$191,012,772

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,040,973	$—		$(798,495	)(a)	$824	$792	$1,244,094	1,243,348	$5,498	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	60,000	(a)	—		—	—	200,000	200,000	4,062		—
BlackRock Inc.	343,289	53,625		(8,690)		(1,857)	47,901	434,268	572	5,007		—

						$(1,033)	$48,693	$1,878,362		$14,567		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

88	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Kokusai ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	2	03/17/23	$91	$154
S&P 500 E-Mini Index	2	03/17/23	409	1,520

				$1,674

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,674	$—	$—	$—	$1,674

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(105)	$—	$—	$—	$(105)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(25,162)	$—	$—	$—	$(25,162)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$533,476

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$4,786,349	$—	$4,786,349
Austria	—	120,270	—	120,270
Belgium	—	577,820	—	577,820
Brazil	199,706	—	—	199,706
Canada	7,262,687	—	—	7,262,687

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Kokusai ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Denmark	$—	$1,632,150	$—	$1,632,150
Finland	—	559,379	—	559,379
France	—	7,032,979	—	7,032,979
Germany	—	4,618,930	—	4,618,930
Hong Kong	9,695	1,690,975	—	1,700,670
Ireland	—	433,105	—	433,105
Israel	144,133	259,128	—	403,261
Italy	—	1,348,901	—	1,348,901
Jersey	12,811	—	—	12,811
Netherlands	215,315	2,648,109	—	2,863,424
New Zealand	—	108,291	—	108,291
Norway	—	407,984	—	407,984
Portugal	—	100,687	—	100,687
Singapore	111,469	765,512	—	876,981
Spain	—	1,481,513	—	1,481,513
Sweden	—	1,952,437	—	1,952,437
Switzerland	153,979	6,029,582	—	6,183,561
United Kingdom	176,556	8,984,797	—	9,161,353
United States	136,375,618	1,813	—	136,377,431
Preferred Stocks	—	296,102	—	296,102
Rights	408	—	—	408
Short-Term Securities
Money Market Funds	1,444,094	—	—	1,444,094

	$146,106,471	$45,836,813	$—	$191,943,284

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,520	$154	—	$1,674

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

90	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2023

	iShares MSCI ACWI ETF	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF	iShares MSCI Europe Financials ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$19,472,210,098	$888,121,157	$3,262,465,597	$1,485,007,908
Investments, at value — affiliated(c)	297,173,429	11,186,296	55,742,301	1,732,079
Cash	863,379	4,294	7,468,074	546
Cash pledged for futures contracts	2,466,000	107,000	101,000	—
Foreign currency collateral pledged for futures contracts(d)	—	—	—	751,512
Foreign currency, at value(e)	23,796,898	1,303,227	42,237,260	1,630,574
Receivables:
Investments sold	184,699	731	22,931	—
Securities lending income — affiliated	119,828	3,783	64,849	244
Capital shares sold	143,279	—	26,131,628	388,905
Dividends — unaffiliated	17,443,682	955,074	5,325,773	45,984
Dividends — affiliated	81,022	4,751	14,152	1,909
Tax reclaims	6,789,798	239,511	—	5,958,506
Variation margin on futures contracts	466,702	16,604	—	40,854
Foreign withholding tax claims	—	—	—	1,615,235

Total assets	19,821,738,814	901,942,428	3,399,573,565	1,497,174,256

LIABILITIES
Collateral on securities loaned, at value	238,858,204	9,169,119	55,706,808	840,261
Payables:
Investments purchased	738,885	625,901	71,395,045	388,905
Deferred foreign capital gain tax	3,094,329	53,912	3,132,707	—
Foreign taxes	2,024	13	3,412	—
Investment advisory fees	5,143,217	147,034	1,742,162	580,658
IRS compliance fee for foreign withholding tax claims	1,789,375	—	—	—
Professional fees	22,667	—	—	161,896
Variation margin on futures contracts	—	—	6,010	—

Total liabilities	249,648,701	9,995,979	131,986,144	1,971,720

NET ASSETS	$19,572,090,113	$891,946,449	$3,267,587,421	$1,495,202,536

NET ASSETS CONSIST OF
Paid-in capital	$17,486,035,569	$935,508,102	$3,900,626,736	$1,713,808,857
Accumulated earnings (loss)	2,086,054,544	(43,561,653)	(633,039,315)	(218,606,321)

NET ASSETS	$19,572,090,113	$891,946,449	$3,267,587,421	$1,495,202,536

NET ASSETVALUE

Shares outstanding	214,600,000	6,000,000	46,200,000	75,350,000

Net asset value	$91.20	$148.66	$70.73	$19.84

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$16,957,262,191	$870,776,620	$3,620,636,391	$1,566,959,854

(b) Securities loaned, at value	$231,305,513	$9,100,913	$52,742,019	$789,927

(c) Investments, at cost — affiliated	$288,460,122	$11,176,705	$55,691,328	$1,731,474

(d) Foreign currency collateral pledged, at cost	$—	$—	$—	$718,535

(e) Foreign currency, at cost	$23,515,698	$1,291,972	$42,223,443	$1,596,698

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	91

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2023

	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$110,400,399	$190,064,922
Investments, at value — affiliated(c)	6,214,145	1,878,362
Cash	9,522	5,361
Cash pledged for futures contracts	—	24,000
Foreign currency collateral pledged for futures contracts(d)	105,319	9,785
Foreign currency, at value(e)	355,415	152,393
Receivables:
Investments sold	317,775	—
Securities lending income — affiliated	16,218	795
Capital shares sold	—	125,792
Dividends — unaffiliated	68,420	123,062
Dividends — affiliated	130	867
Tax reclaims	263,907	55,211
Variation margin on futures contracts	5,662	5,606

Total assets	117,756,912	192,446,156

LIABILITIES
Collateral on securities loaned, at value	6,185,696	1,249,730
Payables:
Investments purchased	—	125,792
Investment advisory fees	35,741	35,605
Professional fees	13,819	22,257

Total liabilities	6,235,256	1,433,384

NET ASSETS	$111,521,656	$191,012,772

NET ASSETS CONSIST OF
Paid-in capital	$170,980,421	$246,615,719
Accumulated loss	(59,458,765)	(55,602,947)

NET ASSETS	$111,521,656	$191,012,772

NET ASSET VALUE

Shares outstanding	2,050,000	2,200,000

Net asset value	$54.40	$86.82

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$154,018,875	$219,557,827

(b) Securities loaned, at value	$5,813,100	$1,226,210

(c) Investments, at cost — affiliated	$6,211,376	$1,934,917

(d) Foreign currency collateral pledged, at cost	$104,944	$10,810

(e) Foreign currency, at cost	$356,939	$151,038

See notes to financial statements.

92	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended January 31, 2023

	iShares MSCI ACWI ETF	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF	iShares MSCI Europe Financials ETF

INVESTMENT INCOME
Dividends — unaffiliated	$176,424,457	$8,355,732	$27,620,345	$9,852,441
Dividends — affiliated	873,006	44,706	108,870	8,695
Interest — unaffiliated	49,480	3,088	13,015	349
Securities lending income — affiliated — net	723,564	24,149	352,275	6,044
Other income — unaffiliated	—	—	—	115,804
Foreign taxes withheld	(7,881,763)	(402,618)	(3,231,723)	(1,156,761)
Foreign withholding tax claims	—	—	—	2,414,751
IRS compliance fee for foreign withholding tax claims	(25,455)	—	—	(49)
Other foreign taxes	(97,207)	(4,795)	(146,373)	—

Total investment income	170,066,082	8,020,262	24,716,409	11,241,274

EXPENSES
Commitment costs	26,256	2,320	26,257	—
Investment advisory	27,873,842	854,446	9,864,846	2,923,385
Professional	—	—	—	253,055
Interest expense	—	2,254	8,595	—

Total expenses	27,900,098	859,020	9,899,698	3,176,440

Net investment income	142,165,984	7,161,242	14,816,711	8,064,834

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:
Investments — unaffiliated(a)	(141,077,461)	(12,590,013)	258,851,015	(14,718,032)
Investments — affiliated	(195,304)	149	4,869	1,223
Capital gain distributions from underlying funds — affiliated	16	1	10	—
Foreign currency transactions	(556,562)	(31,543)	(237,357)	(163,432)
Futures contracts	1,661,817	213,524	(387,948)	598,724
In-kind redemptions — unaffiliated(b)	566,840,573	5,825,044	(14,045,642)	1,257,820
In-kind redemptions — affiliated(b)	1,337,161	12,666	—	—

	428,010,240	(6,570,172)	244,184,947	(13,023,697)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	(43,524,678)	17,815,273	(137,232,924)	317,195,229
Investments — affiliated	3,235,909	168,191	34,372	484
Foreign currency translations	765,926	38,028	59,220	387,951
Futures contracts	(258,683)	(73,429)	204,698	(30,357)

	(39,781,526)	17,948,063	(136,934,634)	317,553,307

Net realized and unrealized gain	388,228,714	11,377,891	107,250,313	304,529,610

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$530,394,698	$18,539,133	$122,067,024	$312,594,444

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(834,160)	$(118,178)	$(885,555)	$—
(b) See Note 2 of the Notes to Financial Statements
(c) Net of reduction in deferred foreign capital gain tax of	$1,520,308	$137,065	$965,388	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	93

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2023

	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF

INVESTMENT INCOME
Dividends — unaffiliated	$852,872	$1,514,343
Dividends — affiliated	693	9,069
Interest — unaffiliated	—	325
Securities lending income — affiliated — net	82,791	5,498
Other income — unaffiliated	359	38,563
Foreign taxes withheld	(67,160)	(55,368)
Foreign withholding tax claims	140,117	168,656

Total investment income	1,009,672	1,681,086

EXPENSES
Investment advisory	199,473	202,404
Professional	14,048	20,754

Total expenses	213,521	223,158

Net investment income	796,151	1,457,928

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,121,601)	(1,256,602)
Investments — affiliated	955	(1,033)
Foreign currency transactions	38,139	7,877
Futures contracts	137,885	(105)
In-kind redemptions — unaffiliated(a)	(1,698,884)	—

	(4,643,506)	(1,249,863)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	8,807,738	3,494,749
Investments — affiliated	3,201	48,693
Foreign currency translations	11,317	630
Futures contracts	(7,076)	(25,162)

	8,815,180	3,518,910

Net realized and unrealized gain	4,171,674	2,269,047

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,967,825	$3,726,975

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

94	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI ACWI ETF		iShares MSCI ACWI Low Carbon Target ETF

	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$142,165,984	$310,089,383	$7,161,242	$19,671,712
Net realized gain (loss)	428,010,240	217,017,555	(6,570,172)	52,893,381
Net change in unrealized appreciation (depreciation)	(39,781,526)	(2,540,124,332)	17,948,063	(223,072,095)

Net increase (decrease) in net assets resulting from operations	530,394,698	(2,013,017,394)	18,539,133	(150,507,002)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(139,886,758)	(342,708,658)	(7,321,362)	(22,125,984)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,054,205,427	3,517,278,339	(26,584,376)	218,726,937

NET ASSETS
Total increase (decrease) in net assets	1,444,713,367	1,161,552,287	(15,366,605)	46,093,951
Beginning of period	18,127,376,746	16,965,824,459	907,313,054	861,219,103

End of period	$19,572,090,113	$18,127,376,746	$891,946,449	$907,313,054

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	95

Statements of Changes in Net Assets (continued)

	iShares MSCI All Country Asia ex Japan ETF		iShares MSCI Europe Financials ETF

	Six Months Ended 01/31/23 (unaudited)	Year Ended(a) 07/31/22	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,816,711	$65,939,672	$8,064,834	$69,104,959
Net realized gain (loss)	244,184,947	452,293,902	(13,023,697)	(82,024,424)
Net change in unrealized appreciation (depreciation)	(136,934,634)	(1,507,886,812)	317,553,307	(313,933,523)

Net increase (decrease) in net assets resulting from operations	122,067,024	(989,653,238)	312,594,444	(326,852,988)

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(33,220,557)	(94,511,519)	(5,388,966)	(83,531,263)
Return of capital	—	—	—	(547,504)

Decrease in net assets resulting from distributions to shareholders	(33,220,557)	(94,511,519)	(5,388,966)	(84,078,767)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(169,450,064)	(1,142,147,278)	215,844,341	(162,927,425)

NET ASSETS
Total increase (decrease) in net assets	(80,603,597)	(2,226,312,035)	523,049,819	(573,859,180)
Beginning of period	3,348,191,018	5,574,503,053	972,152,717	1,546,011,897

End of period	$3,267,587,421	$3,348,191,018	$1,495,202,536	$972,152,717

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

96	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Europe Small-Cap ETF		iShares MSCI Kokusai ETF

	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$796,151	$4,911,678	$1,457,928	$5,627,497
Net realized gain (loss)	(4,643,506)	18,700,757	(1,249,863)	155,521,841
Net change in unrealized appreciation (depreciation)	8,815,180	(87,280,425)	3,518,910	(84,708,726)

Net increase (decrease) in net assets resulting from operations	4,967,825	(63,667,990)	3,726,975	76,440,612

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(625,506)	(7,908,962)	(1,532,168)	(5,904,840)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,998,133)	(263,106,981)	21,573,565	(387,883,657)

NET ASSETS
Total increase (decrease) in net assets	2,344,186	(334,683,933)	23,768,372	(317,347,885)
Beginning of period	109,177,470	443,861,403	167,244,400	484,592,285

End of period	$111,521,656	$109,177,470	$191,012,772	$167,244,400

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	97

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI ACWI ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$89.65		$101.96		$77.73	$73.94	$73.31	$67.16

Net investment income(a)	0.71		1.72	(b)	1.42	1.48	1.60	1.50
Net realized and unrealized gain (loss)(c)	1.52		(12.09)		24.22	3.87	0.58	6.12

Net increase (decrease) from investment operations	2.23		(10.37)		25.64	5.35	2.18	7.62

Distributions from net investment income(d)	(0.68)		(1.94)		(1.41)	(1.56)	(1.55)	(1.47)

Net asset value, end of period	$91.20		$89.65		$101.96	$77.73	$73.94	$73.31

Total Return(e)
Based on net asset value	2.51	%(f)	(10.30	)%(b)	33.14%	7.29%	3.14%	11.40%

Ratios to Average Net Assets(g)
Total expenses	0.32	%(h)	0.32%		0.32%	0.32%	0.32%	0.31%

Total expenses after fees waived	0.32	%(h)	0.32%		0.31%	0.31%	0.31%	0.31%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.32%		0.32%	N/A	0.32%	N/A

Net investment income	1.65	%(h)	1.77	%(b)	1.55%	2.01%	2.25%	2.10%

Supplemental Data
Net assets, end of period (000)	$19,572,090		$18,127,377		$16,965,824	$12,033,016	$10,854,370	$8,826,485

Portfolio turnover rate(i)	2%		5%		6%	16%	11%	4%

(a)	Based on average shares outstanding.
(b)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2022:

• Net investment income per share by $0.02.

• Total return by 0.02%.

• Ratio of net investment income to average net assets by 0.02%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

98	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI ACWI Low Carbon Target ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$146.34		$167.23	$127.09	$120.26	$118.67	$110.08

Net investment income(a)	1.18		2.83	2.49	2.49	2.58	2.51
Net realized and unrealized gain (loss)(b)	2.36		(20.67)	39.88	6.91	1.70	8.63

Net increase (decrease) from investment operations	3.54		(17.84)	42.37	9.40	4.28	11.14

Distributions from net investment income(c)	(1.22)		(3.05)	(2.23)	(2.57)	(2.69)	(2.55)

Net asset value, end of period	$148.66		$146.34	$167.23	$127.09	$120.26	$118.67

Total Return(d)
Based on net asset value	2.44	%(e)	(10.78)%	33.48%	7.88%	3.82%	10.17%

Ratios to Average Net Assets(f)
Total expenses	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.20%	N/A	N/A	N/A	N/A

Net investment income	1.68	%(g)	1.76%	1.64%	2.07%	2.24%	2.16%

Supplemental Data
Net assets, end of period (000)	$891,946		$907,313	$861,219	$432,095	$468,999	$534,024

Portfolio turnover rate(h)	12%		20%	12%	15%	14%	18%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22 (a)	Year Ended 07/31/21 (a)	Year Ended 07/31/20 (a)	Year Ended 07/31/19 (a)	Year Ended 07/31/18 (a)

Net asset value, beginning of period	$68.05		$87.65	$75.15	$68.54	$72.59	$70.99

Net investment income(b)	0.34		1.19	1.00	1.20	1.24	1.39
Net realized and unrealized gain (loss)(c)	3.13		(18.91)	12.46	6.61	(3.95)	1.85

Net increase (decrease) from investment operations	3.47		(17.72)	13.46	7.81	(2.71)	3.24

Distributions from net investment income(d)	(0.79)		(1.88)	(0.96)	(1.20)	(1.34)	(1.64)

Net asset value, end of period	$70.73		$68.05	$87.65	$75.15	$68.54	$72.59

Total Return(e)
Based on net asset value	5.15	%(f)	(20.51)%	17.88%	11.52%	(3.61)%	4.52%

Ratios to Average Net Assets(g)
Total expenses	0.70	%(h)	0.69%	0.69%	0.70%	0.68%	0.67%

Net investment income	1.05	%(h)	1.49%	1.12%	1.75%	1.82%	1.84%

Supplemental Data
Net assets, end of period (000)	$3,267,587		$3,348,191	$5,574,503	$4,043,280	$4,030,348	$4,326,387

Portfolio turnover rate(i)	12%		20%	31%	23%	17%	13%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

100	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Europe Financials ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$15.91		$19.64		$14.48	$17.53	$21.18	$23.15

Net investment income(a)	0.11	(b)	0.86	(b)	0.48	0.31	0.68	0.86
Net realized and unrealized gain (loss)(c)	3.89		(3.51)		5.17	(3.01)	(3.35)	(1.85)

Net increase (decrease) from investment operations	4.00		(2.65)		5.65	(2.70)	(2.67)	(0.99)

Distributions(d)
From net investment income	(0.07)		(1.07)		(0.49)	(0.35)	(0.98)	(0.98)
Return of capital	—		(0.01)		—	—	—	—

Total distributions	(0.07)		(1.08)		(0.49)	(0.35)	(0.98)	(0.98)

Net asset value, end of period	$19.84		$15.91		$19.64	$14.48	$17.53	$21.18

Total Return(e)
Based on net asset value	25.22	%(b)(f)	(13.92	)%(b)	38.98%	(15.62)%	(12.53)%	(4.18)%

Ratios to Average Net Assets(g)
Total expenses	0.50	%(h)(i)	0.49%		0.48%	0.48%	0.48%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	0.48	%(h)	0.48%		0.48%	N/A	0.48%	N/A

Net investment income	1.32	%(b)(h)	4.51	%(b)	2.68%	1.90%	3.62%	3.72%

Supplemental Data
Net assets, end of period (000)	$1,495,203		$972,153		$1,546,012	$718,923	$1,035,148	$1,805,451

Portfolio turnover rate(j)	2%		7%		4%	5%	5%	3%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2023 and year ended July 31, 2022 respectively:

• Net investment income per share by $0.03 and $0.01.

• Total return by 0.18% and 0.07%.

• Ratio of net investment income to average net assets by 0.35% and 0.05%

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.52%.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Europe Small-Cap ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$51.99		$71.59		$49.62	$49.09	$57.28	$53.88

Net investment income(a)	0.39	(b)	1.15	(b)	1.25	0.81	1.51	1.52
Net realized and unrealized gain (loss)(c)	2.33		(18.54)		21.87	0.68	(7.50)	3.38

Net increase (decrease) from investment operations	2.72		(17.39)		23.12	1.49	(5.99)	4.90

Distributions from net investment income(d)	(0.31)		(2.21)		(1.15)	(0.96)	(2.20)	(1.50)

Net asset value, end of period	$54.40		$51.99		$71.59	$49.62	$49.09	$57.28

Total Return(e)
Based on net asset value	5.28	%(b)(f)	(24.65	)%(b)	46.76%	2.98%	(10.32)%	9.15%

Ratios to Average Net Assets(g)
Total expenses	0.41	%(h)(i)	0.40%		0.40%	0.40%	0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	0.40	%(h)	0.40%		N/A	N/A	0.40%	N/A

Net investment income	1.60	%(b)(h)	1.74	%(b)	1.98%	1.67%	2.95%	2.65%

Supplemental Data
Net assets, end of period (000)	$111,522		$109,177		$443,861	$124,046	$139,918	$266,371

Portfolio turnover rate(j)	6%		16%		14%	20%	17%	15%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2023 and year ended July 31, 2022 respectively:

• Net investment income per share by $0.06 and $0.01

• Total return by 0.12% and 0.02%.

• Ratio of net investment income to average net assets by 0.25% and 0.01%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.43%.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

102	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Kokusai ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$85.77		$96.92		$72.42	$68.33	$66.90	$61.10

Net investment income(a)	0.75	(b)	1.32	(b)	1.31	1.32	1.42	1.40
Net realized and unrealized gain (loss)(c)	1.09		(9.44)		24.61	4.06	1.51	6.10

Net increase (decrease) from investment operations	1.84		(8.12)		25.92	5.38	2.93	7.50

Distributions from net investment income(d)	(0.79)		(3.03)		(1.42)	(1.29)	(1.50)	(1.70)

Net asset value, end of period	$86.82		$85.77		$96.92	$72.42	$68.33	$66.90

Total Return(e)
Based on net asset value	2.17	%(b)(f)	(8.46	)%(b)	36.01%	7.94%	4.59%	12.38%

Ratios to Average Net Assets(g)
Total expenses	0.26	%(h)(i)	0.25%		0.25%	0.25%	0.25%	0.25%

Total expenses excluding professional fees for foreign withholding tax claims	0.25	%(h)	0.25%		0.25%	N/A	N/A	N/A

Net investment income	1.80	%(b)(h)	1.39	%(b)	1.53%	1.93%	2.17%	2.16%

Supplemental Data
Net assets, end of period (000)	$191,013		$167,244		$484,592	$152,085	$143,483	$147,181

Portfolio turnover rate(j)	2%		9%		3%	4%	4%	6%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2023 and year ended July 31, 2022 respectively:

• Net investment income per share by $0.08 and $0.03.

• Total return by 0.10% and 0.08%.

• Ratio of net investment income to average net assets by 0.18% and 0.04%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.28%.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	103

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI ACWI	Diversified
MSCI ACWI Low Carbon Target	Diversified
MSCI All Country Asia ex Japan	Diversified
MSCI Europe Financials	Diversified
MSCI Europe Small-Cap	Diversified
MSCI Kokusai	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

104	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds each Fund’s current and accumulated earning and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to the Fund’s shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

106	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI ACWI
Barclays Bank PLC	$4,840,200	$(4,828,855)	$—		$11,345
Barclays Capital, Inc.	2,952,478	(2,952,478)	—		—
BMO Capital Markets Corp.	250,083	(245,736)	—		4,347	(b)
BNP Paribas SA	5,367,272	(5,367,272)	—		—
BofA Securities, Inc.	26,417,250	(26,417,250)	—		—
Citadel Clearing LLC	168,281	(168,281)	—		—
Citigroup Global Markets, Inc.	15,875,452	(15,875,452)	—		—
Credit Suisse Securities (USA) LLC	29,498	(29,498)	—		—
Goldman Sachs & Co. LLC	42,813,516	(42,813,516)	—		—
HSBC Bank PLC	6,369,559	(6,369,559)	—		—
J.P. Morgan Securities LLC	9,252,795	(9,252,795)	—		—
Jefferies LLC	573,020	(573,020)	—		—
Macquarie Bank Ltd.	2,173,027	(2,173,027)	—		—
Morgan Stanley	46,902,457	(46,902,457)	—		—
National Financial Services LLC	29,213	(29,213)	—		—
Nomura Securities International, Inc.	66,613	(66,613)	—		—
RBC Capital Markets LLC	21,754,802	(21,754,802)	—		—
Scotia Capital (USA), Inc.	4,703,822	(4,703,822)	—		—
SG Americas Securities LLC	3,795,905	(3,795,905)	—		—
State Street Bank & Trust Co.	1,821,834	(1,821,834)	—		—
Toronto-Dominion Bank	4,869,787	(4,869,787)	—		—
UBS AG	27,633,832	(27,633,832)	—		—
UBS Securities LLC	1,174,364	(1,174,364)	—		—
Virtu Americas LLC	962,177	(962,177)	—		—
Wells Fargo Bank N.A.	249,876	(249,876)	—		—
Wells Fargo Securities LLC	258,400	(258,400)	—		—

	$231,305,513	$(231,289,821)	$—		$15,692

MSCI ACWI Low Carbon Target
Barclays Bank PLC	$423,077	$(421,820)	$—		$1,257
Barclays Capital, Inc.	140,277	(140,277)	—		—
BNP Paribas SA	3,912,986	(3,888,056)	—		24,930	(b)
BofA Securities, Inc.	978,082	(978,082)	—		—
Citigroup Global Markets, Inc.	1,423,499	(1,423,499)	—		—
Goldman Sachs & Co. LLC	920,992	(920,992)	—		—
HSBC Bank PLC	432,421	(432,421)	—		—
J.P. Morgan Securities LLC	250,838	(250,838)	—		—
Macquarie Bank Ltd.	81,559	(81,559)	—		—
National Financial Services LLC	132,378	(132,378)	—		—
Toronto-Dominion Bank	205,182	(203,069)	—		2,113
UBS AG	199,622	(190,729)	—		8,893

	$9,100,913	$(9,063,720)	$—		$37,193

MSCI All Country Asia ex Japan
Barclays Capital, Inc.	$1,208,687	$(1,208,687)	$—		$—
BNP Paribas SA	123,102	(123,102)	—		—
BofA Securities, Inc.	13,924,976	(13,924,976)	—		—
Citigroup Global Markets, Inc.	14,061	(14,061)	—		—
Goldman Sachs & Co. LLC	2,230,774	(2,230,774)	—		—
HSBC Bank PLC	64,556	(64,556)	—		—
J.P. Morgan Securities LLC	8,168,838	(8,168,838)	—		—
Jefferies LLC	170,858	(170,858)	—		—
Macquarie Bank Ltd.	2,735,037	(2,735,037)	—		—
Morgan Stanley	22,567,545	(22,567,545)	—		—
State Street Bank & Trust Co.	980,927	(980,927)	—		—
Toronto-Dominion Bank	32,354	(32,354)	—		—
UBS AG	520,304	(520,304)	—		—

	$52,742,019	$(52,742,019)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Europe Financials
Morgan Stanley	$789,927	$(789,927)	$—		$—

	$789,927	$(789,927)	$—		$—

MSCI Europe Small-Cap
Barclays Capital, Inc.	$324,690	$(324,690)	$—		$—
BNP Paribas SA	177,726	(177,726)	—		—
BofA Securities, Inc.	564,708	(564,708)	—		—
Citigroup Global Markets, Inc.	211,446	(211,446)	—		—
Goldman Sachs & Co. LLC	1,317,437	(1,317,437)	—		—
HSBC Bank PLC	1,114,785	(1,114,785)	—		—
J.P. Morgan Securities LLC	679,271	(679,271)	—		—
Jefferies LLC	7,800	(7,800)	—		—
Macquarie Bank Ltd.	65,962	(65,962)	—		—
Morgan Stanley	1,046,377	(1,046,377)	—		—
Scotia Capital (USA), Inc.	41,097	(41,097)	—		—
UBS AG	261,801	(261,801)	—		—

	$5,813,100	$(5,813,100)	$—		$—

MSCI Kokusai
Barclays Bank PLC	$34,019	$(33,814)	$—		$205	(b)
Barclays Capital, Inc.	125,125	(125,125)	—		—
BNP Paribas SA	50,845	(50,845)	—		—
BofA Securities, Inc.	106,388	(106,388)	—		—
Citigroup Global Markets, Inc.	110,665	(110,665)	—		—
Goldman Sachs & Co. LLC	142,890	(142,890)	—		—
HSBC Bank PLC	57,361	(57,361)	—		—
J.P. Morgan Securities LLC	27,967	(27,967)	—		—
Jefferies LLC	14,503	(14,196)	—		307	(b)
Morgan Stanley	326,744	(326,744)	—		—
National Financial Services LLC	771	(771)	—		—
RBC Capital Markets LLC	96,646	(96,646)	—		—
Toronto-Dominion Bank	103,359	(103,205)	—		154	(b)
UBS AG	28,927	(28,927)	—		—

	$1,226,210	$(1,225,544)	$—		$666

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of January 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or

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Notes to Financial Statements (unaudited) (continued)

payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares MSCI ACWI ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

MSCI ACWI Low Carbon Target	0.20%
MSCI Europe Financials	0.48
MSCI Europe Small-Cap	0.40
MSCI Kokusai	0.25

For its investment advisory services to the iShares MSCI All Country Asia ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For each of the iShares MSCI ACWI and iShares MSCI All Country Asia ex Japan ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for the Funds through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

For six months ended January 31, 2023, there were no fees waived by BFA pursuant to these arrangements.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution

N O T E S T O F I N A N C I A L S T A T E M E N T S	109

Notes to Financial Statements (unaudited) (continued)

fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares MSCI Kokusai ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares MSCI ACWI ETF, iShares MSCI ACWI Low Carbon Target ETF, iShares MSCI All Country Asia ex Japan ETF, iShares MSCI Europe Financials ETF and iShares MSCI Europe Small-Cap ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

MSCI ACWI	$196,563
MSCI ACWI Low Carbon Target	6,543
MSCI All Country Asia ex Japan	88,024
MSCI Europe Financials	1,695
MSCI Europe Small-Cap	18,361
MSCI Kokusai	1,689

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI ACWI	$52,677,519	$43,222,795	$(35,158,123)
MSCI ACWI Low Carbon Target	42,497,677	48,121,666	(6,460,844)
MSCI All Country Asia ex Japan	2,947,425	4,798,752	(6,816,200)
MSCI Europe Financials	6,003,347	6,775,681	(4,353,786)
MSCI Europe Small-Cap	729,351	1,883,303	128,871
MSCI Kokusai	231,693	296,352	(276,455)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

110	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI ACWI	$626,133,125	$401,741,978
MSCI ACWI Low Carbon Target	102,620,806	103,246,667
MSCI All Country Asia ex Japan	336,197,492	330,622,242
MSCI Europe Financials	32,682,804	24,600,497
MSCI Europe Small-Cap	7,176,517	5,934,282
MSCI Kokusai	3,316,286	2,617,456

For the six months ended January 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

MSCI ACWI	$2,262,324,909	$1,431,347,178
MSCI ACWI Low Carbon Target	—	24,259,771
MSCI All Country Asia ex Japan	35,514,322	201,322,349
MSCI Europe Financials	321,918,760	113,256,670
MSCI Europe Small-Cap	5,257,771	7,165,673
MSCI Kokusai	20,726,000	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts

MSCI ACWI	$793,376,570
MSCI ACWI Low Carbon Target	52,107,059
MSCI All Country Asia ex Japan	894,256,066
MSCI Europe Financials	115,336,611
MSCI Europe Small-Cap	10,387,306
MSCI Kokusai	24,443,796

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI ACWI	$17,337,633,487	$3,599,659,204	$(1,165,666,773)	$2,433,992,431
MSCI ACWI Low Carbon Target	884,829,838	96,772,563	(82,189,936)	14,582,627
MSCI All Country Asia ex Japan	3,302,669,693	158,263,408	(142,769,999)	15,493,409
MSCI Europe Financials	1,578,044,980	56,586,108	(147,440,165)	(90,854,057)
MSCI Europe Small-Cap	161,266,548	4,205,384	(48,812,481)	(44,607,097)
MSCI Kokusai	221,971,058	6,253,005	(36,279,105)	(30,026,100)

N O T E S T O F I N A N C I A L S T A T E M E N T S	111

Notes to Financial Statements (unaudited) (continued)

9.	LINE OF CREDIT

The iShares MSCI ACWI, iShares MSCI ACWI Low Carbon Target and iShares MSCI All Country Asia ex Japan ETFs, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

For the six month ended January 31, 2023, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI ACWI Low Carbon Target	$2,360,000	$89,783	4.91%
MSCI All Country Asia ex Japan	9,000,000	342,391	4.91

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The iShares MSCI All Country Asia ex Japan ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

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Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	113

Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

MSCI Europe Financials invests a significant portion of its assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors including, among others, changes in government regulations, economic conditions, interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Fund.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/23		Year Ended 07/31/22

iShares ETF	Shares	Amount	Shares	Amount

MSCI ACWI
Shares sold	30,200,000	$2,586,802,570	42,600,000	$4,227,601,620
Shares redeemed	(17,800,000)	(1,532,597,143)	(6,800,000)	(710,323,281)

	12,400,000	$1,054,205,427	35,800,000	$3,517,278,339

MSCI ACWI Low Carbon Target
Shares sold	—	$14,632	2,650,000	$451,305,999
Shares redeemed	(200,000)	(26,599,008)	(1,600,000)	(232,579,062)

	(200,000)	$(26,584,376)	1,050,000	$218,726,937

MSCI All Country Asia ex Japan
Shares sold	4,000,000	$289,003,991	7,200,000	$600,595,116
Shares redeemed	(7,000,000)	(458,454,055)	(21,600,000)	(1,742,742,394)

	(3,000,000)	$(169,450,064)	(14,400,000)	$(1,142,147,278)

MSCI Europe Financials
Shares sold	21,650,000	$331,433,302	35,100,000	$734,872,943
Shares redeemed	(7,400,000)	(115,588,961)	(52,700,000)	(897,800,368)

	14,250,000	$215,844,341	(17,600,000)	$(162,927,425)

MSCI Europe Small-Cap
Shares sold	100,000	$5,347,337	500,000	$35,879,764
Shares redeemed	(150,000)	(7,345,470)	(4,600,000)	(298,986,745)

	(50,000)	$(1,998,133)	(4,100,000)	$(263,106,981)

MSCI Kokusai
Shares sold	250,000	$21,573,565	39,500,000	$3,704,423,261
Shares redeemed	—	—	(42,550,000)	(4,092,306,918)

	250,000	$21,573,565	(3,050,000)	$(387,883,657)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also

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Notes to Financial Statements (unaudited) (continued)

pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares MSCI Europe Financials ETF is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

The iShares MSCI ACWI ETF is expected to seek a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the statements of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI ACWI ETF, iShares MSCI ACWI Low Carbon Target ETF, iShares MSCI All Country Asia ex Japan ETF, iShares MSCI Europe Financials ETF, iShares MSCI Europe Small-Cap ETF and iShares MSCI Kokusai ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	117

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-705-0123

JANUARY 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Currency Hedged MSCI ACWI ex U.S. ETF | HAWX | NYSE Arca

•	iShares Currency Hedged MSCI EAFE ETF | HEFA | Cboe BZX

•	iShares Currency Hedged MSCI EAFE Small-Cap ETF | HSCZ | NYSE Arca

•	iShares MSCI ACWI ex U.S. ETF | ACWX | NASDAQ

•	iShares MSCI EAFE ETF | EFA | NYSE Arca

•	iShares MSCI EAFE Small-Cap ETF | SCZ | NASDAQ

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2023
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(0.44)%	(8.22)%
U.S. small cap equities (Russell 2000® Index)	3.25	(3.38)
International equities (MSCI Europe, Australasia, Far East Index)	9.52	(2.83)
Emerging market equities (MSCI Emerging Markets Index)	4.92	(12.12)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.58	1.79
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(5.60)	(11.62)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.37)	(8.36)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.73	(3.25)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	1.46	(5.22)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2023	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Investment Objective

The iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging equities, excluding the U.S., while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI ACWI ex USA 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI ACWI ex U.S. ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	6.59%	0.49%	5.27%	6.32%	0.49%	29.26%	59.24%
Fund Market	6.59	0.45	5.24	6.32	0.45	29.10	59.28
Index	6.82	0.69	5.26	6.33	0.69	29.22	59.29

The inception date of the Fund was June 29, 2015. The first day of secondary market trading was July 1, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,065.90	$ 0.16		$ 1,000.00	$ 1,025.10	$ 0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Investment Companies	100.0%
Forward foreign currency exchange contracts, net cumulative depreciation	(1.4)
Other assets less liabilities	1.4

SECTOR ALLOCATION (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)
Financials	21.0%
Industrials	12.2
Consumer Discretionary	11.9
Information Technology	11.3
Health Care	9.3
Consumer Staples	8.6
Materials	8.5
Communication Services	6.0
Energy	5.8
Utilities	3.2
Real Estate	2.2

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2023	iShares® Currency Hedged MSCI EAFE ETF

Investment Objective

The iShares Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities in Europe, Australasia, and the Far East while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE® 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	7.82%	5.36%	6.91%	8.07%	5.36%	39.69%	101.19%
Fund Market	7.88	5.31	6.90	8.07	5.31	39.62	101.08
Index	7.94	5.47	6.87	8.08	5.47	39.41	101.27

The inception date of the Fund was January 31, 2014. The first day of secondary market trading was February 4, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,078.20	$ 0.16		$ 1,000.00	$ 1,025.10	$ 0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Investment Companies	100.0%
Short-term Investments	33.4
Forward foreign currency exchange contracts, net cumulative depreciation	(1.4)
Other assets less liabilities	(32.0)

SECTOR ALLOCATION (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)
Financials	19.0%
Industrials	15.1
Health Care	12.8
Consumer Discretionary	11.7
Consumer Staples	10.1
Information Technology	8.2
Materials	8.0
Energy	4.7
Communication Services	4.5
Utilities	3.3
Real Estate	2.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2023	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Investment Objective

The iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada, while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE Small-Cap 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE Small-Cap ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	4.49%	(0.08)%	5.17%	7.90%	(0.08)%	28.67%	78.12%
Fund Market	4.62	(0.14)	5.17	7.89	(0.14)	28.68	78.07
Index	4.64	0.21	5.27	7.96	0.21	29.27	78.75

The inception date of the Fund was June 29, 2015. The first day of secondary market trading was July 1, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,044.90	$ 0.15		$ 1,000.00	$ 1,025.10	$ 0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Investment Companies	100.0%
Short-term Investments	0.1
Forward foreign currency exchange contracts, net cumulative depreciation	(1.5)
Other assets less liabilities	1.4

SECTOR ALLOCATION (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)
Industrials	23.0%
Consumer Discretionary	12.4
Financials	11.9
Real Estate	10.9
Materials	9.8
Information Technology	9.3
Health Care	6.7
Consumer Staples	6.2
Communication Services	4.0
Utilities	3.0
Energy	2.8

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2023	iShares® MSCI ACWI ex U.S. ETF

Investment Objective

The iShares MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.69%	(6.31)%	1.34%	4.14%	(6.31)%	6.89%	50.00%
Fund Market	7.41	(6.15)	1.41	4.14	(6.15)	7.24	50.05
Index	7.63	(5.72)	1.36	4.20	(5.72)	7.00	50.84

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,076.90	$ 1.78		$ 1,000.00	$ 1,023.50	$ 1.73		0.34%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	21.0%
Industrials	12.2
Consumer Discretionary	11.9
Information Technology	11.3
Health Care	9.3
Consumer Staples	8.6
Materials	8.5
Communication Services	6.0
Energy	5.8
Utilities	3.2
Real Estate	2.2

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	13.8%
United Kingdom	9.7
China	9.4
Canada	7.8
France	7.7
Switzerland	6.6
Germany	5.4
Australia	5.2
Taiwan	4.1
India	3.7

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2023	iShares® MSCI EAFE ETF

Investment Objective

The iShares MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.37%	(3.24)%	2.26%	4.97%	(3.24)%	11.81%	62.36%
Fund Market	9.30	(3.12)	2.32	4.96	(3.12)	12.16	62.30
Index	9.52	(2.83)	2.13	4.95	(2.83)	11.12	62.11

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,093.70	$ 1.69		$ 1,000.00	$ 1,023.60	$ 1.63		0.32%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	19.0%
Industrials	15.1
Health Care	12.8
Consumer Discretionary	11.7
Consumer Staples	10.1
Information Technology	8.2
Materials	8.0
Energy	4.7
Communication Services	4.5
Utilities	3.3
Real Estate	2.6

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	21.5%
United Kingdom	15.2
France	12.0
Switzerland	10.3
Germany	8.3
Australia	8.1
Netherlands	4.6
Sweden	3.3
Hong Kong	2.9
Denmark	2.8

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2023	iShares® MSCI EAFE Small-Cap ETF

Investment Objective

The iShares MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.05%	(9.15)%	0.42%	6.37%	(9.15)%	2.10%	85.48%
Fund Market	5.03	(9.22)	0.47	6.37	(9.22)	2.36	85.50
Index	5.25	(8.85)	0.40	6.43	(8.85)	2.00	86.52

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,050.50	$ 2.02		$ 1,000.00	$ 1,023.20	$ 1.99		0.39%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Industrials	23.0%
Consumer Discretionary	12.4
Financials	11.9
Real Estate	10.9
Materials	9.8
Information Technology	9.3
Health Care	6.7
Consumer Staples	6.2
Communication Services	4.0
Utilities	3.0
Energy	2.8

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	30.8%
United Kingdom	14.8
Australia	10.5
Sweden	5.6
Germany	4.8
Switzerland	4.6
France	3.6
Italy	3.3
Israel	2.7
Netherlands	2.3

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® Currency Hedged MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI ACWI ex U.S. ETF(a)	3,273,956	$ 162,257,259

Total Investments in Securities — 100.0% (Cost: $153,471,690)		162,257,259

Liabilities in Excess of Other Assets — 0.0%		(60,411)

Net Assets — 100.0%		$ 162,196,848

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(23,270	)(b)	$23,270	$—	$—	—	$39,072	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	210,000	—	(210,000	)(b)	—	—	—	—	8,109		—
iShares MSCI ACWI ex U.S. ETF	120,412,275	62,323,759	(33,942,861)		(4,783,859)	18,247,945	162,257,259	3,273,956	1,070,635		—

					$(4,760,589)	$18,247,945	$162,257,259		$1,117,816		$—

(a) As of period end, the entity is no longer held.

(b) Represents net amount purchased (sold).

(c)  All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	11,334,000	USD	7,986,322	BNP Paribas SA	02/03/23	$14,125

AUD	44,000	USD	29,996	HSBC Bank PLC	02/03/23	1,063

AUD	396,000	USD	268,881	UBS AG	02/03/23	10,647

BRL	215,000	USD	40,721	Morgan Stanley & Co. International PLC	02/03/23	1,623

BRL	12,062,000	USD	2,368,232	State Street Bank and Trust Co.	02/03/23	7,379

CAD	15,995,000	USD	11,987,128	HSBC Bank PLC	02/03/23	34,343

CAD	1,109,000	USD	818,614	Morgan Stanley & Co. International PLC	02/03/23	14,885

CHF	451,000	USD	489,040	Bank of America N.A.	02/03/23	3,640

CHF	9,186,000	USD	9,998,367	State Street Bank and Trust Co.	02/03/23	36,574

CLP	246,967,000	USD	309,049	JPMorgan Chase Bank N.A.	02/03/23	1,109

CLP	37,945,000	USD	44,204	Morgan Stanley & Co. International PLC	02/03/23	3,450

CNH	310,000	USD	44,908	Barclays Bank PLC	02/03/23	986

CNH	15,265,000	USD	2,259,345	HSBC Bank PLC	02/03/23	584

DKK	9,000	USD	1,295	Bank of America N.A.	02/03/23	20

DKK	20,128,000	USD	2,938,704	Morgan Stanley & Co. International PLC	02/03/23	3,035

EUR	1,411,000	USD	1,509,214	Bank of America N.A.	02/03/23	24,866

EUR	30,074,000	USD	32,661,868	State Street Bank and Trust Co.	02/03/23	35,457

GBP	481,000	USD	579,077	Bank of America N.A.	02/03/23	13,937

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	12,417,000	USD	15,286,904	JPMorgan Chase Bank N.A.	02/03/23	$21,717

ILS	1,647,000	USD	476,647	BNP Paribas SA	02/03/23	525

ILS	113,000	USD	32,071	Morgan Stanley & Co. International PLC	02/03/23	667

INR	15,768,000	USD	190,063	Morgan Stanley & Co. International PLC	02/03/23	2,440

JPY	1,688,000	USD	12,938	BNP Paribas SA	02/03/23	32

JPY	189,655,000	USD	1,442,966	Citibank N.A.	02/03/23	14,267

KRW	7,606,606,000	USD	6,162,688	JPMorgan Chase Bank N.A.	02/03/23	11,713

KRW	756,361,000	USD	601,427	Morgan Stanley & Co. International PLC	02/03/23	12,523

MXN	519,000	USD	26,490	State Street Bank and Trust Co.	02/03/23	1,067

NOK	7,465,000	USD	747,378	State Street Bank and Trust Co.	02/03/23	533

NZD	300,000	USD	193,877	Bank of America N.A.	02/03/23	46

SEK	34,272,000	USD	3,273,415	State Street Bank and Trust Co.	02/03/23	4,026

SGD	1,756,000	USD	1,336,072	Bank of America N.A.	02/03/23	533

SGD	37,000	USD	27,604	JPMorgan Chase Bank N.A.	02/03/23	559

THB	353,000	USD	10,288	Morgan Stanley & Co. International PLC	02/03/23	407

TWD	181,443,000	USD	6,038,037	JPMorgan Chase Bank N.A.	02/03/23	4,740

TWD	10,983,000	USD	358,232	Morgan Stanley & Co. International PLC	02/03/23	7,546

USD	14,212	AUD	20,000	JPMorgan Chase Bank N.A.	02/03/23	94

USD	4,991	DKK	34,000	Bank of America N.A.	02/03/23	22

USD	4,970	DKK	34,000	HSBC Bank PLC	02/03/23	1

USD	58,962	EUR	54,000	HSBC Bank PLC	02/03/23	252

USD	58,712	EUR	54,000	State Street Bank and Trust Co.	02/03/23	2

USD	26,042	GBP	21,000	BNP Paribas SA	02/03/23	152

USD	26,038	GBP	21,000	HSBC Bank PLC	02/03/23	148

USD	25,985	GBP	21,000	JPMorgan Chase Bank N.A.	02/03/23	95

USD	74,998	HKD	587,000	Bank of America N.A.	02/03/23	132

USD	923,715	HKD	7,205,000	HSBC Bank PLC	02/03/23	4,788

USD	12,398,608	HKD	96,711,000	State Street Bank and Trust Co.	02/03/23	64,077

USD	889	ILS	3,000	Barclays Bank PLC	02/03/23	20

USD	1,774	ILS	6,000	State Street Bank and Trust Co.	02/03/23	36

USD	31,533	INR	2,564,000	Morgan Stanley & Co. International PLC	02/03/23	231

USD	37,959	JPY	4,914,000	Citibank N.A.	02/03/23	201

USD	36,818	JPY	4,765,000	JPMorgan Chase Bank N.A.	02/03/23	206

USD	11,140	KRW	13,708,000	Morgan Stanley & Co. International PLC	02/03/23	13

USD	1,914	MXN	36,000	HSBC Bank PLC	02/03/23	2

USD	2,435	NOK	24,000	Barclays Bank PLC	02/03/23	30

USD	787,999	NOK	7,753,000	Citibank N.A.	02/03/23	11,234

USD	8,359	NOK	82,000	Morgan Stanley & Co. International PLC	02/03/23	143

USD	648	NZD	1,000	Barclays Bank PLC	02/03/23	2

USD	649	NZD	1,000	BNP Paribas SA	02/03/23	2

USD	647	NZD	1,000	State Street Bank and Trust Co.	02/03/23	1

USD	17,765	SEK	182,000	Barclays Bank PLC	02/03/23	360

USD	3,347,979	SEK	34,820,000	BNP Paribas SA	02/03/23	18,132

USD	60,777	SEK	633,000	Citibank N.A.	02/03/23	243

USD	2,285	SGD	3,000	State Street Bank and Trust Co.	02/03/23	1

USD	5,105	THB	167,000	UBS AG	02/03/23	45

USD	1,631,275	ZAR	27,832,000	Citibank N.A.	02/03/23	31,878

USD	2,841	ZAR	49,000	HSBC Bank PLC	02/03/23	25

USD	410	ZAR	7,000	JPMorgan Chase Bank N.A.	02/03/23	7

USD	5,722	ZAR	98,000	State Street Bank and Trust Co.	02/03/23	90

ZAR	27,427,000	USD	1,573,642	BNP Paribas SA	02/03/23	2,481

MYR	42,000	USD	9,609	Morgan Stanley & Co. International PLC	02/07/23	251

MYR	2,965,000	USD	696,009	State Street Bank and Trust Co.	02/07/23	64

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,174	MYR	5,000	Morgan Stanley & Co. International PLC	02/07/23	$1

AUD	116,000	USD	81,934	Citibank N.A.	03/03/23	40

BRL	96,000	USD	18,779	Morgan Stanley & Co. International PLC	03/03/23	34

CAD	246,000	USD	184,900	Citibank N.A.	03/03/23	24

CHF	35,000	USD	38,286	Citibank N.A.	03/03/23	64

CLP	2,349,000	USD	2,934	Morgan Stanley & Co. International PLC	03/03/23	3

DKK	411,000	USD	60,127	Morgan Stanley & Co. International PLC	03/03/23	61

EUR	370,000	USD	402,985	State Street Bank and Trust Co.	03/03/23	16

ILS	28,000	USD	8,118	Barclays Bank PLC	03/03/23	1

ILS	13,000	USD	3,765	BNP Paribas SA	03/03/23	4

KRW	264,227,000	USD	214,394	Morgan Stanley & Co. International PLC	03/03/23	76

MYR	9,000	USD	2,117	Morgan Stanley & Co. International PLC	03/03/23	1

NOK	90,000	USD	9,015	Morgan Stanley & Co. International PLC	03/03/23	14

NOK	250,000	USD	25,064	UBS AG	03/03/23	16

SGD	22,000	USD	16,754	Morgan Stanley & Co. International PLC	03/03/23	1

TRY	142,000	USD	7,440	JPMorgan Chase Bank N.A.	03/03/23	1

USD	8,641	DKK	59,000	HSBC Bank PLC	03/03/23	—

USD	13,334,449	HKD	104,361,000	State Street Bank and Trust Co.	03/03/23	3,584

USD	1,950,897	HKD	15,268,000	UBS AG	03/03/23	593

USD	6,321,690	INR	517,778,000	JPMorgan Chase Bank N.A.	03/03/23	480

USD	21,673,994	JPY	2,807,595,000	HSBC Bank PLC	03/03/23	19,399

USD	798,237	JPY	103,404,000	UBS AG	03/03/23	696

USD	1,142,713	MXN	21,595,000	JPMorgan Chase Bank N.A.	03/03/23	1,789

USD	1,003,038	THB	32,916,000	Citibank N.A.	03/03/23	2,864

USD	633,860	TWD	18,971,000	Morgan Stanley & Co. International PLC	03/03/23	84

ZAR	454,000	USD	25,988	JPMorgan Chase Bank N.A.	03/03/23	37

						456,408

HKD	104,503,000	USD	13,332,022	State Street Bank and Trust Co.	02/03/23	(3,699)

INR	517,778,000	USD	6,332,282	JPMorgan Chase Bank N.A.	02/03/23	(11,011)

JPY	2,807,595,000	USD	21,592,616	HSBC Bank PLC	02/03/23	(20,183)

MXN	19,745,000	USD	1,050,095	JPMorgan Chase Bank N.A.	02/03/23	(1,712)

NOK	394,000	USD	40,048	Bank of America N.A.	02/03/23	(574)

SEK	1,363,000	USD	131,057	Bank of America N.A.	02/03/23	(713)

THB	32,916,000	USD	1,001,055	Citibank N.A.	02/03/23	(3,794)

TRY	5,514,000	USD	292,947	BNP Paribas SA	02/03/23	(4)

USD	7,953,045	AUD	11,714,000	Bank of America N.A.	02/03/23	(315,636)

USD	14,055	AUD	20,000	Citibank N.A.	02/03/23	(63)

USD	13,945	AUD	20,000	HSBC Bank PLC	02/03/23	(173)

USD	2,330,557	BRL	12,277,000	Morgan Stanley & Co. International PLC	02/03/23	(87,399)

USD	20,916	CAD	28,000	Barclays Bank PLC	02/03/23	(128)

USD	12,584,260	CAD	17,048,000	HSBC Bank PLC	02/03/23	(228,622)

USD	20,934	CAD	28,000	State Street Bank and Trust Co.	02/03/23	(111)

USD	115,144	CHF	106,000	Bank of America N.A.	02/03/23	(652)

USD	17,364	CHF	16,000	Citibank N.A.	02/03/23	(115)

USD	10,299,455	CHF	9,499,000	JPMorgan Chase Bank N.A.	02/03/23	(77,413)

USD	17,407	CHF	16,000	State Street Bank and Trust Co.	02/03/23	(72)

USD	332,010	CLP	284,912,000	Morgan Stanley & Co. International PLC	02/03/23	(25,802)

USD	2,241,004	CNH	15,471,000	BNP Paribas SA	02/03/23	(49,423)

USD	7,101	CNH	49,000	HSBC Bank PLC	02/03/23	(153)

USD	8,112	CNH	55,000	JPMorgan Chase Bank N.A.	02/03/23	(30)

USD	2,832,809	DKK	19,691,000	Barclays Bank PLC	02/03/23	(45,061)

USD	49,618	DKK	344,000	Bank of America N.A.	02/03/23	(658)

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	4,964	DKK	34,000	HSBC Bank PLC	02/03/23	$(5)

USD	32,947,127	EUR	30,804,000	BNP Paribas SA	02/03/23	(543,875)

USD	557,575	EUR	520,000	Bank of America N.A.	02/03/23	(7,784)

USD	57,575	EUR	53,000	HSBC Bank PLC	02/03/23	(48)

USD	15,451,696	GBP	12,835,000	Bank of America N.A.	02/03/23	(372,266)

USD	490,650	ILS	1,729,000	Citibank N.A.	02/03/23	(10,279)

USD	6,252	ILS	22,000	HSBC Bank PLC	02/03/23	(122)

USD	6,400,412	INR	530,982,000	Morgan Stanley & Co. International PLC	02/03/23	(82,060)

USD	22,704,408	JPY	2,984,449,000	BNP Paribas SA	02/03/23	(226,900)

USD	36,849	JPY	4,810,000	JPMorgan Chase Bank N.A.	02/03/23	(109)

USD	6,639,870	KRW	8,349,259,000	Morgan Stanley & Co. International PLC	02/03/23	(137,354)

USD	1,030,693	MXN	20,193,000	Citibank N.A.	02/03/23	(41,478)

USD	1,849	MXN	35,000	UBS AG	02/03/23	(9)

USD	186,011	NZD	294,000	BNP Paribas SA	02/03/23	(4,033)

USD	1,265	NZD	2,000	Bank of America N.A.	02/03/23	(28)

USD	633	NZD	1,000	JPMorgan Chase Bank N.A.	02/03/23	(13)

USD	747	SGD	1,000	Bank of America N.A.	02/03/23	(14)

USD	2,275	SGD	3,000	HSBC Bank PLC	02/03/23	(8)

USD	1,332,326	SGD	1,786,000	State Street Bank and Trust Co.	02/03/23	(27,115)

USD	14,468	THB	498,000	Barclays Bank PLC	02/03/23	(620)

USD	948,825	THB	32,604,000	Citibank N.A.	02/03/23	(38,984)

USD	229,469	TRY	4,410,000	Citibank N.A.	02/03/23	(4,821)

USD	478	TRY	9,000	JPMorgan Chase Bank N.A.	02/03/23	—

USD	56,952	TRY	1,095,000	Morgan Stanley & Co. International PLC	02/03/23	(1,222)

USD	6,276,311	TWD	192,426,000	Morgan Stanley & Co. International PLC	02/03/23	(132,243)

ZAR	559,000	USD	32,779	Morgan Stanley & Co. International PLC	02/03/23	(655)

USD	686,785	MYR	3,002,000	Morgan Stanley & Co. International PLC	02/07/23	(17,975)

CNH	58,000	USD	8,603	UBS AG	03/03/23	(2)

GBP	61,000	USD	75,252	Citibank N.A.	03/03/23	—

HKD	5,040,000	USD	643,982	Bank of America N.A.	03/03/23	(182)

IDR	120,366,000	USD	8,019	Morgan Stanley & Co. International PLC	03/03/23	—

INR	33,595,000	USD	410,289	Morgan Stanley & Co. International PLC	03/03/23	(150)

JPY	23,525,000	USD	181,463	Deutsche Bank Securities Inc.	03/03/23	(17)

MXN	235,000	USD	12,421	Citibank N.A.	03/03/23	(5)

MYR	20,000	USD	4,707	Morgan Stanley & Co. International PLC	03/03/23	(1)

NZD	2,000	USD	1,294	Deutsche Bank Securities Inc.	03/03/23	—

SEK	305,000	USD	29,215	Barclays Bank PLC	03/03/23	(2)

THB	216,000	USD	6,585	BNP Paribas SA	03/03/23	(21)

THB	300,000	USD	9,157	HSBC Bank PLC	03/03/23	(41)

TRY	287,000	USD	15,057	BNP Paribas SA	03/03/23	(18)

USD	8,425,523	AUD	11,944,000	BNP Paribas SA	03/03/23	(14,939)

USD	8,594	BRL	44,000	Morgan Stanley & Co. International PLC	03/03/23	(29)

USD	2,356,527	BRL	12,062,000	State Street Bank and Trust Co.	03/03/23	(7,275)

USD	571,183	CAD	762,000	Citibank N.A.	03/03/23	(1,630)

USD	11,989,356	CAD	15,995,000	HSBC Bank PLC	03/03/23	(34,448)

USD	316,627	CHF	290,000	Morgan Stanley & Co. International PLC	03/03/23	(1,131)

USD	10,028,494	CHF	9,186,000	State Street Bank and Trust Co.	03/03/23	(36,774)

USD	307,732	CLP	246,967,000	JPMorgan Chase Bank N.A.	03/03/23	(1,101)

USD	6,869	CLP	5,520,000	Morgan Stanley & Co. International PLC	03/03/23	(33)

USD	2,408,409	CNH	16,245,000	HSBC Bank PLC	03/03/23	(810)

USD	2,944,483	DKK	20,128,000	Morgan Stanley & Co. International PLC	03/03/23	(3,117)

USD	2,277,358	EUR	2,093,000	Bank of America N.A.	03/03/23	(2,319)

USD	32,720,753	EUR	30,074,000	State Street Bank and Trust Co.	03/03/23	(35,592)

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	15,296,266	GBP	12,417,000	JPMorgan Chase Bank N.A.	03/03/23	$(21,761)

USD	229,127	GBP	186,000	UBS AG	03/03/23	(329)

USD	843,226	IDR	12,684,990,000	Morgan Stanley & Co. International PLC	03/03/23	(1,873)

USD	476,980	ILS	1,647,000	BNP Paribas SA	03/03/23	(581)

USD	696,909	MYR	2,965,000	State Street Bank and Trust Co.	03/03/23	(656)

USD	748,322	NOK	7,465,000	State Street Bank and Trust Co.	03/03/23	(551)

USD	199,756	NZD	309,000	Bank of America N.A.	03/03/23	(45)

USD	3,278,456	SEK	34,272,000	State Street Bank and Trust Co.	03/03/23	(4,095)

USD	166,071	SEK	1,736,000	UBS AG	03/03/23	(202)

USD	1,336,805	SGD	1,756,000	Bank of America N.A.	03/03/23	(597)

USD	40,348	SGD	53,000	Morgan Stanley & Co. International PLC	03/03/23	(18)

USD	288,586	TRY	5,514,000	BNP Paribas SA	03/03/23	(348)

USD	6,060,625	TWD	181,443,000	JPMorgan Chase Bank N.A.	03/03/23	(955)

USD	1,672,676	ZAR	29,225,000	BNP Paribas SA	03/03/23	(2,636)

KRW	161,463,000	USD	131,152	Morgan Stanley & Co. International PLC	03/06/23	(81)

USD	6,169,186	KRW	7,606,606,000	JPMorgan Chase Bank N.A.	03/06/23	(5,615)

						(2,703,201)

						$(2,246,793)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$456,408	$—	$—	$456,408

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$2,703,201	$—	$—	$2,703,201

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$(882,428)	$—	$—	$(882,428)

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	—	$—	$(2,410,689)	$—	$—	$(2,410,689)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts
Average amounts purchased — in USD	$145,181,260
Average amounts sold — in USD	$286,616,413

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$456,408	$2,703,201

Total derivative assets and liabilities in the Statement of Assets and Liabilities	456,408	2,703,201

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	456,408	2,703,201

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Bank of America N.A	$43,196	$(43,196)	$—	$—	$—
Barclays Bank PLC	1,399	(1,399)	—	—	—
BNP Paribas SA	35,453	(35,453)	—	—	—
Citibank N.A.	60,815	(60,815)	—	—	—
HSBC Bank PLC	60,605	(60,605)	—	—	—
JPMorgan Chase Bank N.A.	42,547	(42,547)	—	—	—
Morgan Stanley & Co. International PLC	47,489	(47,489)	—	—	—
State Street Bank and Trust Co.	152,907	(115,940)	—	—	36,967
UBS AG	11,997	(542)	—	—	11,455

	$456,408	$(407,986)	$—	$—	$48,422

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged (d)	Net Amount of Derivative Liabilities	(c)(e)

Bank of America N.A.	$701,468	$(43,196)	$—	$—	$658,272
Barclays Bank PLC	45,811	(1,399)	—	—	44,412
BNP Paribas SA	842,778	(35,453)	—	—	807,325
Citibank N.A.	101,169	(60,815)	—	—	40,354
Deutsche Bank Securities Inc.	17	—	—	—	17
HSBC Bank PLC	284,613	(60,605)	—	—	224,008
JPMorgan Chase Bank N.A.	119,720	(42,547)	—	—	77,173
Morgan Stanley & Co. International PLC	491,143	(47,489)	—	(420,000)	23,654
State Street Bank and Trust Co.	115,940	(115,940)	—	—	—
UBS AG	542	(542)	—	—	—

	$2,703,201	$(407,986)	$—	$(420,000)	$1,875,215

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$162,257,259	$—	$—	$162,257,259

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$456,408	$—	$456,408
Liabilities
Foreign Currency Exchange Contracts	—	(2,703,201)	—	(2,703,201)

	$—	$(2,246,793)	$—	(2,246,793)

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) January 31, 2023	iShares® Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI EAFE ETF(a)(b)	43,236,379	$3,093,562,918

Total Investment Companies (Cost: $2,896,943,732)		3,093,562,918

Short-Term Securities

Money Market Funds — 33.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(a)(c)(d)	1,031,261,480	1,031,880,236
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(a)(c)	1,290,000	1,290,000

Total Short-Term Securities — 33.4% (Cost: $1,032,971,677)		1,033,170,236

Total Investments in Securities — 133.4% (Cost: $3,929,915,409)		4,126,733,154

Liabilities in Excess of Other Assets — (33.4)%		(1,033,878,709)

NetAssets — 100.0%		$3,092,854,445

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,031,544,371	(a)	$—		$137,306	$198,559	$1,031,880,236	1,031,261,480	$415,867	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	2,640,000	—		(1,350,000	)(a)	—	—	1,290,000	1,290,000	151,388		1

iShares MSCI EAFE ETF	3,669,453,789	734,555,195		(1,605,848,992)		(95,901,930)	391,304,856	3,093,562,918	43,236,379	11,774,467		—

						$(95,764,624)	$391,503,415	$4,126,733,154		$12,341,722		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	337,646,000	USD	237,905,372	BNP Paribas SA	02/02/23	$421,990

AUD	318,000	USD	216,845	Citibank N.A.	02/02/23	7,616

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	2,205,000	USD	1,503,120	Morgan Stanley & Co. International PLC	02/02/23	$53,279

AUD	71,000	USD	49,391	State Street Bank and Trust Co.	02/02/23	724

AUD	13,955,000	USD	9,474,887	UBS AG	02/02/23	375,247

CHF	15,571,000	USD	16,882,500	BNP Paribas SA	02/02/23	125,692

CHF	315,000	USD	341,365	HSBC Bank PLC	02/02/23	2,709

CHF	273,778,000	USD	297,989,660	State Street Bank and Trust Co.	02/02/23	1,057,855

DKK	1,262,000	USD	181,752	BNP Paribas SA	02/02/23	2,678

DKK	564,000	USD	81,389	HSBC Bank PLC	02/02/23	1,035

DKK	599,219,000	USD	87,479,780	JPMorgan Chase Bank N.A.	02/02/23	90,769

EUR	47,419,000	USD	50,719,777	BNP Paribas SA	02/02/23	831,804

EUR	827,000	USD	887,115	Commonwealth Bank of Australia	02/02/23	11,958

EUR	880,189,000	USD	955,929,263	State Street Bank and Trust Co.	02/02/23	968,488

GBP	18,725,000	USD	22,542,822	BNP Paribas SA	02/02/23	542,286

GBP	426,000	USD	516,077	HSBC Bank PLC	02/02/23	9,117

GBP	369,985,000	USD	455,488,534	JPMorgan Chase Bank N.A.	02/02/23	647,297

ILS	49,015,000	USD	14,184,838	BNP Paribas SA	02/02/23	15,616

ILS	46,000	USD	13,111	HSBC Bank PLC	02/02/23	216

ILS	3,886,000	USD	1,102,889	Morgan Stanley & Co. International PLC	02/02/23	22,949

JPY	6,580,149,000	USD	50,053,201	Citibank N.A.	02/02/23	499,167

JPY	356,633,000	USD	2,731,819	HSBC Bank PLC	02/02/23	8,034

NOK	222,115,000	USD	22,237,629	Morgan Stanley & Co. International PLC	02/02/23	14,815

NZD	8,903,000	USD	5,753,564	Morgan Stanley & Co. International PLC	02/02/23	1,334

NZD	8,000	USD	5,082	Nomura Securities International Inc.	02/02/23	89

NZD	2,000	USD	1,273	State Street Bank and Trust Co.	02/02/23	20

SEK	1,021,864,000	USD	97,601,100	JPMorgan Chase Bank N.A.	02/02/23	113,863

SGD	153,000	USD	114,284	BNP Paribas SA	02/02/23	2,173

SGD	52,294,000	USD	39,786,967	Bank of America N.A.	02/02/23	16,656

SGD	11,000	USD	8,328	Morgan Stanley & Co. International PLC	02/02/23	44

SGD	1,430,000	USD	1,066,815	Toronto Dominion Bank	02/02/23	21,630

USD	117,886	AUD	167,000	Bank of New York	02/02/23	9

USD	473,215	AUD	666,000	HSBC Bank PLC	02/02/23	3,119

USD	163,942	DKK	1,117,000	BNP Paribas SA	02/02/23	702

USD	1,912,846	EUR	1,752,000	HSBC Bank PLC	02/02/23	8,158

USD	217,346	GBP	176,000	Bank of America N.A.	02/02/23	365

USD	870,390	GBP	702,000	HSBC Bank PLC	02/02/23	4,930

USD	7,584,411	HKD	59,172,000	HSBC Bank PLC	02/02/23	38,069

USD	76,713,651	HKD	598,401,000	State Street Bank and Trust Co.	02/02/23	398,187

USD	203,329	HKD	1,592,000	UBS AG	02/02/23	298

USD	40,788	ILS	139,000	Citibank N.A.	02/02/23	517

USD	27,315	ILS	92,000	State Street Bank and Trust Co.	02/02/23	661

USD	284,604	ILS	971,000	The Northern Trust Co.	02/02/23	3,290

USD	1,251,199	JPY	162,000,000	Citibank N.A.	02/02/23	6,625

USD	1,798,046	JPY	230,182,000	HSBC Bank PLC	02/02/23	29,660

USD	12,902,501	JPY	1,663,294,000	JPMorgan Chase Bank N.A.	02/02/23	124,150

USD	427,453	NOK	4,227,000	Bank of America N.A.	02/02/23	3,974

USD	23,391,841	NOK	230,161,000	Citibank N.A.	02/02/23	333,313

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	182,969	NOK	1,795,000	Morgan Stanley & Co. International PLC	02/02/23	$3,138

USD	2,588	NZD	4,000	Citibank N.A.	02/02/23	2

USD	11,016	NZD	17,000	State Street Bank and Trust Co.	02/02/23	28

USD	100,489,171	SEK	1,045,196,000	BNP Paribas SA	02/02/23	543,103

USD	48,353	SEK	503,000	Bank of New York	02/02/23	254

USD	197,880	SEK	2,021,000	Citibank N.A.	02/02/23	4,624

USD	1,505,392	SEK	15,676,000	Morgan Stanley & Co. International PLC	02/02/23	6,386

USD	74,637	SGD	98,000	State Street Bank and Trust Co.	02/02/23	44

AUD	2,594,000	USD	1,832,159	Citibank N.A.	03/02/23	872

AUD	166,000	USD	117,276	HSBC Bank PLC	03/02/23	27

CHF	345,000	USD	377,350	Citibank N.A.	03/02/23	632

CHF	133,000	USD	145,694	HSBC Bank PLC	03/02/23	21

DKK	12,173,000	USD	1,780,703	Morgan Stanley & Co. International PLC	03/02/23	1,820

DKK	278,000	USD	40,703	UBS AG	03/02/23	5

EUR	438,000	USD	476,943	Commonwealth Bank of Australia	03/02/23	93

GBP	176,000	USD	217,033	Citibank N.A.	03/02/23	82

HKD	321,000	USD	41,000	UBS AG	03/02/23	3

ILS	368,000	USD	106,579	BNP Paribas SA	03/02/23	120

ILS	713,000	USD	206,711	Citibank N.A.	03/02/23	19

NOK	2,267,000	USD	227,050	State Street Bank and Trust Co.	03/02/23	360

NOK	7,292,000	USD	731,022	UBS AG	03/02/23	461

NZD	4,000	USD	2,586	HSBC Bank PLC	03/02/23	1

SEK	501,000	USD	47,981	UBS AG	03/02/23	2

SGD	25,000	USD	19,040	BNP Paribas SA	03/02/23	—

SGD	529,000	USD	402,853	Morgan Stanley & Co. International PLC	03/02/23	35

USD	83,513,581	HKD	653,599,000	State Street Bank and Trust Co.	03/02/23	27,309

USD	4,222,316	HKD	33,046,000	UBS AG	03/02/23	1,246

USD	645,386,708	JPY	83,613,914,000	BNP Paribas SA	03/02/23	574,853

USD	23,653,684	JPY	3,064,569,000	UBS AG	03/02/23	20,412

						8,009,129

HKD	659,165,000	USD	84,096,254	State Street Bank and Trust Co.	02/02/23	(31,417)

ILS	10,000	USD	2,931	State Street Bank and Trust Co.	02/02/23	(34)

JPY	83,613,914,000	USD	642,961,390	BNP Paribas SA	02/02/23	(592,750)

JPY	17,275,000	USD	135,405	Societe Generale	02/02/23	(2,689)

NOK	14,835,000	USD	1,507,867	BNP Paribas SA	02/02/23	(21,632)

NOK	253,000	USD	25,811	Citibank N.A.	02/02/23	(464)

SEK	46,117,000	USD	4,433,878	BNP Paribas SA	02/02/23	(23,975)

SEK	223,000	USD	21,430	Citibank N.A.	02/02/23	(106)

USD	233,541,419	AUD	343,982,000	BNP Paribas SA	02/02/23	(9,258,207)

USD	1,215,878	AUD	1,768,000	HSBC Bank PLC	02/02/23	(32,064)

USD	4,752,981	AUD	6,815,000	State Street Bank and Trust Co.	02/02/23	(57,385)

USD	538,439	AUD	797,000	UBS AG	02/02/23	(24,123)

USD	7,634,433	CHF	7,073,000	BNP Paribas SA	02/02/23	(91,400)

USD	670,954	CHF	626,000	HSBC Bank PLC	02/02/23	(12,825)

USD	304,972,153	CHF	281,299,000	JPMorgan Chase Bank N.A.	02/02/23	(2,290,545)

USD	581,935	CHF	534,000	NatWest Markets PLC	02/02/23	(1,353)

USD	142,654	CHF	132,000	State Street Bank and Trust Co.	02/02/23	(1,530)

USD	401,307	DKK	2,827,000	BNP Paribas SA	02/02/23	(11,834)

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	40,103	DKK	275,000	Bank of America N.A.	02/02/23	$(86)

USD	2,913,085	DKK	20,048,000	Morgan Stanley & Co. International PLC	02/02/23	(16,753)

USD	82,722,288	DKK	575,087,000	State Street Bank and Trust Co.	02/02/23	(1,321,584)

USD	245,562	DKK	1,691,000	UBS AG	02/02/23	(1,563)

USD	13,376,639	EUR	12,477,000	BNP Paribas SA	02/02/23	(187,735)

USD	478,372	EUR	441,000	Bank of New York	02/02/23	(1,061)

USD	20,004,095	EUR	18,412,000	Citibank N.A.	02/02/23	(12,517)

USD	955,319,930	EUR	893,313,000	State Street Bank and Trust Co.	02/02/23	(15,845,582)

USD	2,157,023	EUR	2,040,000	UBS AG	02/02/23	(60,764)

USD	452,544,830	GBP	375,924,000	Bank of America N.A.	02/02/23	(10,912,894)

USD	1,017,100	GBP	849,000	HSBC Bank PLC	02/02/23	(29,589)

USD	1,046,337	GBP	878,000	NatWest Markets PLC	02/02/23	(36,105)

USD	9,162,251	GBP	7,497,000	Societe Generale	02/02/23	(80,422)

USD	2,465,021	GBP	2,039,000	State Street Bank and Trust Co.	02/02/23	(48,759)

USD	1,315,908	GBP	1,071,000	UBS AG	02/02/23	(4,474)

USD	14,470,675	ILS	50,999,000	Citibank N.A.	02/02/23	(304,577)

USD	143,618	ILS	505,000	HSBC Bank PLC	02/02/23	(2,689)

USD	38,699	ILS	136,000	State Street Bank and Trust Co.	02/02/23	(702)

USD	32,439	ILS	115,000	The Northern Trust Co.	02/02/23	(879)

USD	673,060,078	JPY	88,471,833,000	BNP Paribas SA	02/02/23	(6,629,801)

USD	311,716	JPY	40,662,000	JPMorgan Chase Bank N.A.	02/02/23	(673)

USD	49,411	NOK	506,000	Citibank N.A.	02/02/23	(1,282)

USD	51,046	NOK	514,000	NatWest Markets PLC	02/02/23	(449)

USD	5,497,076	NZD	8,687,000	BNP Paribas SA	02/02/23	(118,199)

USD	74,023	NZD	117,000	Bank of America N.A.	02/02/23	(1,606)

USD	25,580	NZD	41,000	HSBC Bank PLC	02/02/23	(922)

USD	13,937	NZD	22,000	JPMorgan Chase Bank N.A.	02/02/23	(284)

USD	16,072	NZD	25,000	NatWest Markets PLC	02/02/23	(88)

USD	229,255	SEK	2,447,000	BNP Paribas SA	02/02/23	(4,738)

USD	223,823	SEK	2,361,000	Citibank N.A.	02/02/23	(1,946)

USD	876,544	SGD	1,161,000	BNP Paribas SA	02/02/23	(7,152)

USD	111,361	SGD	147,000	Citibank N.A.	02/02/23	(528)

USD	39,148,924	SGD	52,482,000	State Street Bank and Trust Co.	02/02/23	(797,795)

EUR	8,500,000	USD	9,257,614	Commonwealth Bank of Australia	03/02/23	(65)

GBP	902,000	USD	1,112,814	BNP Paribas SA	03/02/23	(102)

HKD	4,854,000	USD	620,197	UBS AG	03/02/23	(180)

ILS	23,000	USD	6,676	HSBC Bank PLC	03/02/23	(8)

JPY	491,290,000	USD	3,789,172	BNP Paribas SA	03/02/23	(453)

JPY	40,541,000	USD	312,655	Citibank N.A.	03/02/23	(12)

NZD	37,000	USD	23,931	NatWest Markets PLC	03/02/23	(7)

SEK	6,507,000	USD	623,287	Morgan Stanley & Co. International PLC	03/02/23	(84)

USD	250,842,394	AUD	355,607,000	BNP Paribas SA	03/02/23	(444,732)

USD	9,130,964	CHF	8,364,000	Morgan Stanley & Co. International PLC	03/02/23	(32,623)

USD	298,893,416	CHF	273,778,000	State Street Bank and Trust Co.	03/02/23	(1,057,392)

USD	469,135	DKK	3,204,000	HSBC Bank PLC	03/02/23	(35)

USD	87,654,070	DKK	599,219,000	JPMorgan Chase Bank N.A.	03/02/23	(91,093)

USD	65,140,856	EUR	59,872,000	BNP Paribas SA	03/02/23	(67,136)

USD	957,661,475	EUR	880,189,000	State Street Bank and Trust Co.	03/02/23	(972,889)

USD	455,767,502	GBP	369,985,000	JPMorgan Chase Bank N.A.	03/02/23	(648,037)

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	6,453,605	GBP	5,239,000	UBS AG	03/02/23	$(9,255)

USD	14,194,344	ILS	49,015,000	BNP Paribas SA	03/02/23	(17,228)

USD	22,265,652	NOK	222,115,000	Morgan Stanley & Co. International PLC	03/02/23	(15,394)

USD	189,412	NZD	293,000	Bank of America N.A.	03/02/23	(44)

USD	5,755,398	NZD	8,903,000	Morgan Stanley & Co. International PLC	03/02/23	(1,325)

USD	97,753,662	SEK	1,021,864,000	JPMorgan Chase Bank N.A.	03/02/23	(114,622)

USD	4,803,958	SEK	50,220,000	UBS AG	03/02/23	(5,826)

USD	39,810,289	SGD	52,294,000	Bank of America N.A.	03/02/23	(16,979)

USD	1,184,537	SGD	1,556,000	Morgan Stanley & Co. International PLC	03/02/23	(517)

						(52,384,569)

						$(44,375,440)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$8,009,129	$—	$—	$8,009,129

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$52,384,569	$—	$—	$52,384,569

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$(11,735,853)	$—	$—	$(11,735,853)

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$(49,806,762)	$—	$—	$(49,806,762)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts
Average amounts purchased — in USD	$3,331,299,798
Average amounts sold — in USD	$6,607,405,390

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Currency Hedged MSCI EAFE ETF

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$8,009,129	$52,384,569

Total derivative assets and liabilities in the Statement of Assets and Liabilities	8,009,129	52,384,569

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	8,009,129	52,384,569

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Bank of America N.A.	$20,995	$(20,995)	$—	$—	$—
Bank of New York	263	(263)	—	—	—
BNP Paribas SA	3,061,017	(3,061,017)	—	—	—
Citibank N.A.	853,469	(321,432)	—	—	532,037
Commonwealth Bank of Australia	12,051	(65)	—	—	11,986
HSBC Bank PLC	105,096	(78,132)	—	—	26,964
JPMorgan Chase Bank N.A.	976,079	(976,079)	—	—	—
Morgan Stanley & Co. International PLC	103,800	(66,696)	—	—	37,104
Nomura Securities International Inc.	89	—	—	—	89
State Street Bank and Trust Co.	2,453,676	(2,453,676)	—	—	—
The Northern Trust Co.	3,290	(879)	—	—	2,411
Toronto Dominion Bank	21,630	—	—	—	21,630
UBS AG	397,674	(106,185)	—	—	291,489

	$8,009,129	$(7,085,419)	$—	$—	$923,710

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(c)(d)

Bank of America N.A.	$10,931,609	$(20,995)	$—	$—	$10,910,614
Bank of New York	1,061	(263)	—	—	798
BNP Paribas SA	17,477,074	(3,061,017)	—	—	14,416,057
Citibank N.A.	321,432	(321,432)	—	—	—
Commonwealth Bank of Australia	65	(65)	—	—	—
HSBC Bank PLC	78,132	(78,132)	—	—	—
JPMorgan Chase Bank N.A.	3,145,254	(976,079)	—	—	2,169,175
Morgan Stanley & Co. International PLC	66,696	(66,696)	—	—	—
NatWest Markets PLC	38,002	—	—	—	38,002
Societe Generale	83,111	—	—	—	83,111
State Street Bank and Trust Co.	20,135,069	(2,453,676)	—	—	17,681,393
The Northern Trust Co.	879	(879)	—	—	—
UBS AG	106,185	(106,185)	—	—	—

	$52,384,569	$(7,085,419)	$—	$—	$45,299,150

(a) The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

(b) Net amount represents the net amount receivable from the counterparty in the event of default.

(c) Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

(d) Net amount represents the net amount payable due to the counterparty in the event of default.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Currency Hedged MSCI EAFE ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$3,093,562,918	$—	$—	$3,093,562,918
Short-Term Securities
Money Market Funds	1,033,170,236	—	—	1,033,170,236

	$4,126,733,154	$—	$—	$4,126,733,154

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$8,009,129	$—	$8,009,129
Liabilities
Foreign Currency Exchange Contracts	—	(52,384,569)	—	(52,384,569)

	$—	$(44,375,440)	$—	(44,375,440)

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® Currency Hedged MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI EAFE Small-Cap ETF(a)	1,391,854	$85,097,954

Total Investment Companies (Cost: $85,036,568)		85,097,954

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(a)(b)	40,000	40,000

Total Short-Term Securities — 0.1% (Cost: $40,000)		40,000

Total Investments in Securities — 100.1% (Cost: $85,076,568)		85,137,954

Liabilities in Excess of Other Assets — (0.1)%		(45,587)

Net Assets — 100.0%		$85,092,367

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$8,343	(b)	$—		$(8,343)	$—	$—	—	$17,176	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	—		(30,000	)(b)	—	—	40,000	40,000	5,185		—
iShares MSCI EAFE Small-Cap ETF	107,912,900	28,412,491		(56,133,538)		(7,280,842)	12,186,943	85,097,954	1,391,854	—		—

						$(7,289,185)	$12,186,943	$85,137,954		$22,361		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	12,438,000	USD	8,760,651	BNP Paribas SA	02/02/23	$18,709

AUD	1,479,000	USD	1,004,182	UBS AG	02/02/23	39,770

CHF	307,000	USD	332,858	Bank of America N.A.	02/02/23	2,478

CHF	3,619,000	USD	3,938,081	State Street Bank and Trust Co.	02/02/23	14,950

DKK	12,393,000	USD	1,809,150	JPMorgan Chase Bank N.A.	02/02/23	1,977

EUR	894,000	USD	956,161	Bank of America N.A.	02/02/23	15,752

EUR	619,000	USD	671,204	JPMorgan Chase Bank N.A.	02/02/23	1,742

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	15,170,000	USD	16,475,379	State Street Bank and Trust Co.	02/02/23	$16,692

GBP	570,000	USD	686,204	Bank of America N.A.	02/02/23	16,520

GBP	10,144,000	USD	12,488,278	JPMorgan Chase Bank N.A.	02/02/23	17,747

GBP	404,000	USD	494,351	State Street Bank and Trust Co.	02/02/23	3,720

ILS	6,801,000	USD	1,968,195	BNP Paribas SA	02/02/23	2,167

ILS	448,000	USD	127,147	Morgan Stanley & Co. International PLC	02/02/23	2,646

JPY	228,275,000	USD	1,736,419	Citibank N.A.	02/02/23	17,317

NOK	18,894,000	USD	1,891,623	Morgan Stanley & Co. International PLC	02/02/23	1,260

NZD	65,000	USD	41,510	BNP Paribas SA	02/02/23	506

NZD	1,652,000	USD	1,067,605	Morgan Stanley & Co. International PLC	02/02/23	248

SEK	47,501,000	USD	4,536,954	JPMorgan Chase Bank N.A.	02/02/23	5,293

SGD	2,130,000	USD	1,620,573	Bank of America N.A.	02/02/23	678

SGD	117,000	USD	87,289	JPMorgan Chase Bank N.A.	02/02/23	1,766

SGD	82,000	USD	62,186	State Street Bank and Trust Co.	02/02/23	229

USD	86,826	AUD	123,000	Bank of New York	02/02/23	7

USD	124,727	GBP	101,000	Bank of America N.A.	02/02/23	209

USD	5,510	HKD	43,000	Barclays Bank PLC	02/02/23	26

USD	146,664	HKD	1,144,000	Bank of America N.A.	02/02/23	767

USD	1,280	HKD	10,000	JPMorgan Chase Bank N.A.	02/02/23	5

USD	1,496,836	HKD	11,676,000	State Street Bank and Trust Co.	02/02/23	7,769

USD	17,104	HKD	134,000	UBS AG	02/02/23	14

USD	1,469	ILS	5,000	JPMorgan Chase Bank N.A.	02/02/23	21

USD	6,741	ILS	23,000	State Street Bank and Trust Co.	02/02/23	78

USD	18,358	JPY	2,350,000	Citibank N.A.	02/02/23	304

USD	83,460	JPY	10,759,000	JPMorgan Chase Bank N.A.	02/02/23	803

USD	6,371	NOK	63,000	Bank of America N.A.	02/02/23	59

USD	2,010,017	NOK	19,779,000	Citibank N.A.	02/02/23	28,471

USD	10,350	NZD	16,000	Citibank N.A.	02/02/23	8

USD	18,760	SEK	195,000	Barclays Bank PLC	02/02/23	113

USD	4,733,755	SEK	49,236,000	BNP Paribas SA	02/02/23	25,600

USD	47,872	SEK	498,000	Bank of New York	02/02/23	251

USD	130,140	SEK	1,355,000	Citibank N.A.	02/02/23	569

AUD	10,000	USD	7,063	Citibank N.A.	03/02/23	4

CHF	20,000	USD	21,875	Citibank N.A.	03/02/23	37

EUR	198,000	USD	215,644	JPMorgan Chase Bank N.A.	03/02/23	2

ILS	67,000	USD	19,424	Barclays Bank PLC	03/02/23	2

ILS	150,000	USD	43,443	BNP Paribas SA	03/02/23	49

NOK	42,000	USD	4,207	Morgan Stanley & Co. International PLC	03/02/23	6

SGD	13,000	USD	9,900	Morgan Stanley & Co. International PLC	03/02/23	1

USD	1,592,970	HKD	12,467,000	State Street Bank and Trust Co.	03/02/23	521

USD	170,830	HKD	1,337,000	UBS AG	03/02/23	50

USD	25,832,738	JPY	3,346,794,000	BNP Paribas SA	03/02/23	23,010

USD	84,046	JPY	10,889,000	UBS AG	03/02/23	73

						270,996

HKD	512,000	USD	65,609	BNP Paribas SA	02/02/23	(313)

HKD	12,495,000	USD	1,594,063	State Street Bank and Trust Co.	02/02/23	(547)

ILS	268,000	USD	78,608	Deutsche Bank Securities Inc.	02/02/23	(964)

JPY	3,346,794,000	USD	25,735,661	BNP Paribas SA	02/02/23	(23,726)

JPY	127,503,000	USD	999,054	JPMorgan Chase Bank N.A.	02/02/23	(19,505)

NOK	750,000	USD	76,145	Barclays Bank PLC	02/02/23	(1,007)

NOK	198,000	USD	20,125	Bank of America N.A.	02/02/23	(288)

SEK	1,849,000	USD	177,776	Bank of America N.A.	02/02/23	(967)

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

SEK	1,934,000	USD	186,398	Citibank N.A.	02/02/23	$(1,461)

USD	9,290,179	AUD	13,683,000	Bank of America N.A.	02/02/23	(367,964)

USD	27,671	AUD	40,000	Citibank N.A.	02/02/23	(563)

USD	20,451	AUD	30,000	Morgan Stanley & Co. International PLC	02/02/23	(725)

USD	28,596	AUD	41,000	State Street Bank and Trust Co.	02/02/23	(344)

USD	3,257	CHF	3,000	BNP Paribas SA	02/02/23	(20)

USD	13,055	CHF	12,000	Citibank N.A.	02/02/23	(53)

USD	4,188,159	CHF	3,863,000	JPMorgan Chase Bank N.A.	02/02/23	(31,394)

USD	51,860	CHF	48,000	State Street Bank and Trust Co.	02/02/23	(570)

USD	1,614,738	DKK	11,225,000	Barclays Bank PLC	02/02/23	(25,696)

USD	128,525	DKK	891,000	Bank of America N.A.	02/02/23	(1,687)

USD	1,306	DKK	9,000	JPMorgan Chase Bank N.A.	02/02/23	(9)

USD	38,651	DKK	268,000	Morgan Stanley & Co. International PLC	02/02/23	(515)

USD	319,487	EUR	298,000	BNP Paribas SA	02/02/23	(4,484)

USD	172,474	EUR	159,000	Bank of New York	02/02/23	(383)

USD	69,448	EUR	64,000	JPMorgan Chase Bank N.A.	02/02/23	(130)

USD	17,229,339	EUR	16,110,000	State Street Bank and Trust Co.	02/02/23	(284,653)

USD	55,904	EUR	52,000	UBS AG	02/02/23	(627)

USD	41,436	GBP	34,000	Barclays Bank PLC	02/02/23	(481)

USD	50,131	GBP	41,000	BNP Paribas SA	02/02/23	(416)

USD	13,172,890	GBP	10,942,000	Bank of America N.A.	02/02/23	(316,950)

USD	6,335	ILS	22,000	Barclays Bank PLC	02/02/23	(39)

USD	2,076,157	ILS	7,317,000	Citibank N.A.	02/02/23	(43,699)

USD	42,910	ILS	150,000	State Street Bank and Trust Co.	02/02/23	(547)

USD	27,699,195	JPY	3,641,494,000	BNP Paribas SA	02/02/23	(276,790)

USD	35,110	JPY	4,582,000	Bank of America N.A.	02/02/23	(91)

USD	81,663	JPY	10,735,000	Citibank N.A.	02/02/23	(809)

USD	250,311	JPY	32,652,000	JPMorgan Chase Bank N.A.	02/02/23	(540)

USD	901,562	NZD	1,425,000	BNP Paribas SA	02/02/23	(19,558)

USD	162,597	NZD	257,000	Bank of America N.A.	02/02/23	(3,527)

USD	642	NZD	1,000	Citibank N.A.	02/02/23	(4)

USD	8,235	NZD	13,000	JPMorgan Chase Bank N.A.	02/02/23	(168)

USD	3,187	NZD	5,000	State Street Bank and Trust Co.	02/02/23	(45)

USD	6,777	SGD	9,000	Barclays Bank PLC	02/02/23	(73)

USD	5,294	SGD	7,000	BNP Paribas SA	02/02/23	(34)

USD	4,482	SGD	6,000	Bank of America N.A.	02/02/23	(85)

USD	1,721,215	SGD	2,307,000	State Street Bank and Trust Co.	02/02/23	(34,760)

DKK	90,000	USD	13,179	JPMorgan Chase Bank N.A.	03/02/23	—

GBP	98,000	USD	120,903	BNP Paribas SA	03/02/23	(10)

HKD	397,000	USD	50,724	Bank of America N.A.	03/02/23	(14)

JPY	1,113,000	USD	8,584	Deutsche Bank Securities Inc.	03/02/23	(1)

NZD	5,000	USD	3,234	Bank of America N.A.	03/02/23	(1)

SEK	921,000	USD	88,216	Barclays Bank PLC	03/02/23	(8)

USD	8,930,268	AUD	12,660,000	BNP Paribas SA	03/02/23	(15,830)

USD	240,174	CHF	220,000	Morgan Stanley & Co. International PLC	03/02/23	(858)

USD	3,795,968	CHF	3,477,000	State Street Bank and Trust Co.	03/02/23	(13,429)

USD	1,743,664	DKK	11,920,000	JPMorgan Chase Bank N.A.	03/02/23	(1,812)

USD	16,091	DKK	110,000	Morgan Stanley & Co. International PLC	03/02/23	(17)

USD	1,239,250	EUR	1,139,000	Bank of America N.A.	03/02/23	(1,262)

USD	16,505,233	EUR	15,170,000	State Street Bank and Trust Co.	03/02/23	(16,768)

USD	12,495,927	GBP	10,144,000	JPMorgan Chase Bank N.A.	03/02/23	(17,767)

USD	298,105	GBP	242,000	UBS AG	03/02/23	(427)

USD	1,969,514	ILS	6,801,000	BNP Paribas SA	03/02/23	(2,390)

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,894,006	NOK	18,894,000	Morgan Stanley & Co. International PLC	03/02/23	$(1,309)

USD	63,859	NOK	637,000	UBS AG	03/02/23	(40)

USD	27,151	NZD	42,000	Bank of America N.A.	03/02/23	(6)

USD	1,067,945	NZD	1,652,000	Morgan Stanley & Co. International PLC	03/02/23	(246)

USD	4,544,046	SEK	47,501,000	JPMorgan Chase Bank N.A.	03/02/23	(5,328)

USD	355,944	SEK	3,721,000	UBS AG	03/02/23	(432)

USD	1,621,523	SGD	2,130,000	Bank of America N.A.	03/02/23	(692)

USD	49,483	SGD	65,000	Morgan Stanley & Co. International PLC	03/02/23	(22)

						(1,545,880)

						$(1,274,884)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$270,996	$—	$—	$270,996

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$1,545,880	$—	$—	$1,545,880

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$(296,669)	$—	$—	$(296,669)

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$(848,966)	$—	$—	$(848,966)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts
Average amounts purchased — in USD	$101,502,894
Average amounts sold — in USD	$196,854,617

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$270,996	$1,545,880

Total derivative assets and liabilities in the Statement of Assets and Liabilities	270,996	1,545,880

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	270,996	1,545,880

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Bank of America N.A.	$36,463	$(36,463)	$—	$—	$—
Bank of New York	258	(258)	—	—	—
Barclays Bank PLC	141	(141)	—	—	—
BNP Paribas SA	70,041	(70,041)	—	—	—
Citibank N.A.	46,710	(46,589)	—	—	121
JPMorgan Chase Bank N.A.	29,356	(29,356)	—	—	—
Morgan Stanley & Co. International PLC	4,161	(3,692)	—	—	469
State Street Bank and Trust Co.	43,959	(43,959)	—	—	—
UBS AG	39,907	(1,526)	—	—	38,381

	$270,996	$(232,025)	$—	$—	$38,971

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(c)(d)

Bank of America N.A.	$693,534	$(36,463)	$—	$—	$657,071
Bank of New York	383	(258)	—	—	125
Barclays Bank PLC	27,304	(141)	—	—	27,163
BNP Paribas SA	343,571	(70,041)	—	—	273,530
Citibank N.A.	46,589	(46,589)	—	—	—
Deutsche Bank Securities Inc.	965	—	—	—	965
JPMorgan Chase Bank N.A.	76,653	(29,356)	—	—	47,297
Morgan Stanley & Co. International PLC	3,692	(3,692)	—	—	—
State Street Bank and Trust Co.	351,663	(43,959)	—	—	307,704
UBS AG	1,526	(1,526)	—	—	—

	$1,545,880	$(232,025)	$—	$—	$1,313,855

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$85,097,954	$—	$—	$85,097,954
Short-Term Securities
Money Market Funds	40,000	—	—	40,000

	$85,137,954	$—	$—	$85,137,954

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$270,996	$—	$270,996
Liabilities
Foreign Currency Exchange Contracts	—	(1,545,880)	—	(1,545,880)

	$—	$(1,274,884)	$—	(1,274,884)

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.2%
Ampol Ltd.	46,719	$1,013,142
APA Group	229,149	1,714,930
Aristocrat Leisure Ltd.	112,960	2,727,219
ASX Ltd.	37,833	1,851,363
Aurizon Holdings Ltd.	324,268	847,558
Australia & New Zealand Banking Group Ltd.	562,687	10,013,797
BHP Group Ltd.	948,148	33,206,164
BlueScope Steel Ltd.	89,646	1,222,456
Brambles Ltd.	262,120	2,228,951
Cochlear Ltd.	12,736	1,924,112
Coles Group Ltd.	250,514	3,150,871
Commonwealth Bank of Australia	315,034	24,592,203
Computershare Ltd.	102,630	1,728,479
CSL Ltd.	89,012	18,794,921
Dexus	202,337	1,173,162
Endeavour Group Ltd./Australia	242,953	1,140,800
Fortescue Metals Group Ltd.	319,616	5,048,511
Goodman Group	319,903	4,562,960
GPT Group (The)	303,894	985,083
IDP Education Ltd.(a)	41,079	914,149
IGO Ltd.	116,014	1,205,997
Insurance Australia Group Ltd.	462,747	1,607,015
James Hardie Industries PLC	82,973	1,861,792
Lendlease Corp. Ltd.	126,433	772,038
Lottery Corp. Ltd. (The)(b)	427,314	1,425,158
Macquarie Group Ltd.	69,058	9,212,954
Medibank Pvt Ltd.	534,004	1,112,482
Mineral Resources Ltd.	32,685	2,069,290
Mirvac Group	770,835	1,245,367
National Australia Bank Ltd.	585,611	13,213,802
Newcrest Mining Ltd.	161,722	2,569,616
Northern Star Resources Ltd.	215,607	1,921,171
Orica Ltd.	87,049	913,453
Origin Energy Ltd.	325,263	1,727,007
Pilbara Minerals Ltd.(b)	460,845	1,567,757
Qantas Airways Ltd.(b)	180,105	812,963
QBE Insurance Group Ltd.	283,723	2,768,261
Ramsay Health Care Ltd.	34,615	1,635,687
REA Group Ltd.	8,666	777,095
Reece Ltd.	49,289	566,523
Rio Tinto Ltd.	70,316	6,309,965
Santos Ltd.	585,933	2,991,113
Scentre Group	989,884	2,147,857
SEEK Ltd.	63,440	1,098,714
Sonic Healthcare Ltd.	85,728	1,920,097
South32 Ltd.	885,043	2,840,040
Stockland	454,423	1,269,779
Suncorp Group Ltd.	236,051	2,098,338
Telstra Corp. Ltd.	749,039	2,164,859
Transurban Group	570,521	5,593,466
Treasury Wine Estates Ltd.	141,062	1,453,048
Vicinity Ltd.	639,599	935,759
Washington H Soul Pattinson & Co. Ltd.	41,498	845,186
Wesfarmers Ltd.	213,529	7,528,327
Westpac Banking Corp.	659,199	11,091,596
WiseTech Global Ltd.(a)	28,465	1,234,229
Woodside Energy Group Ltd.	356,884	9,241,109
Woolworths Group Ltd.	226,386	5,785,847

Security	Shares	Value

Australia (continued)
Xero Ltd.(b)	24,506	$1,350,684

		235,726,272

Austria — 0.1%
Erste Group Bank AG	62,527	2,372,533
OMV AG	27,424	1,373,675
Verbund AG	11,867	1,010,393
voestalpine AG	21,428	711,979

		5,468,580

Belgium — 0.6%
Ageas SA/NV	31,086	1,517,680
Anheuser-Busch InBev SA/NV	162,286	9,795,865
Argenx SE(b)	10,374	3,951,316
D’ieteren Group	4,938	943,728
Elia Group SA/NV	6,928	972,818
Groupe Bruxelles Lambert NV	19,904	1,702,692
KBC Group NV	46,357	3,433,536
Sofina SA	2,717	645,483
Solvay SA	14,048	1,637,034
UCB SA	23,555	1,933,974
Umicore SA	38,467	1,454,225
Warehouses De Pauw CVA	28,837	914,475

		28,902,826

Brazil — 1.1%
Ambev SA	858,151	2,309,230
Atacadao SA	95,727	310,208
B3 SA - Brasil, Bolsa, Balcao	1,142,859	2,917,765
Banco Bradesco SA	180,590	448,958
Banco BTG Pactual SA	198,890	847,074
Banco do Brasil SA	154,527	1,238,944
Banco Santander Brasil SA	57,106	325,674
BB Seguridade Participacoes SA	130,649	972,346
BRF SA(b)	115,723	181,462
CCR SA	260,082	602,518
Centrais Eletricas Brasileiras SA	174,242	1,395,295
Cia. de Saneamento Basico do Estado de Sao Paulo	87,256	956,734
Cia. Siderurgica Nacional SA	126,434	460,774
Cosan SA	200,434	659,387
CPFL Energia SA	21,336	139,878
Energisa SA	28,417	236,515
Engie Brasil Energia SA	56,141	435,189
Equatorial Energia SA	171,628	947,347
Hapvida Participacoes e Investimentos SA(b)(c)	859,753	872,235
Hypera SA	89,955	822,235
JBS SA	152,341	602,606
Klabin SA	140,864	536,672
Localiza Rent a Car SA	136,940	1,597,269
Localiza Rent a Car SA, NVS	598	6,975
Lojas Renner SA	185,242	789,312
Magazine Luiza SA(b)	581,142	507,153
Natura & Co. Holding SA	177,324	508,257
Petro Rio SA(b)	130,296	1,080,602
Petroleo Brasileiro SA	717,281	4,162,697
Raia Drogasil SA	226,602	1,108,392
Rede D’Or Sao Luiz SA(c)	79,478	499,448
Rumo SA	244,487	885,226
Sendas Distribuidora SA	124,804	483,108
Suzano SA	140,777	1,285,665
Telefonica Brasil SA	91,195	751,290
Tim SA	188,860	438,638

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
TOTVS SA	99,413	$588,883
Ultrapar Participacoes SA	141,356	367,292
Vale SA	717,708	13,362,209
Vibra Energia SA	218,011	706,905
WEG SA	299,692	2,257,594

		49,605,961

Canada — 7.7%
Agnico Eagle Mines Ltd.	85,993	4,856,273
Air Canada(b)	32,622	553,609
Algonquin Power & Utilities Corp.	126,061	919,012
Alimentation Couche-Tard Inc.	149,482	6,826,144
AltaGas Ltd.	53,826	1,006,494
ARC Resources Ltd.	123,204	1,431,539
Bank of Montreal	126,293	12,709,506
Bank of Nova Scotia (The)	225,086	12,185,145
Barrick Gold Corp.	331,506	6,482,873
BCE Inc.	13,664	645,948
Brookfield Asset Management Ltd.(b)	63,513	2,073,582
Brookfield Corp.	259,787	9,664,768
Brookfield Renewable Corp., Class A	25,492	802,953
BRP Inc.	5,020	418,902
CAE Inc.(b)	58,479	1,320,728
Cameco Corp.	80,770	2,260,018
Canadian Apartment Properties REIT	17,978	664,776
Canadian Imperial Bank of Commerce	168,978	7,713,896
Canadian National Railway Co.	110,330	13,132,964
Canadian Natural Resources Ltd.	211,407	12,976,295
Canadian Pacific Railway Ltd.	174,819	13,798,423
Canadian Tire Corp. Ltd., Class A, NVS	10,414	1,238,206
Canadian Utilities Ltd., Class A, NVS	28,749	799,022
CCL Industries Inc., Class B, NVS	27,735	1,297,170
Cenovus Energy Inc.	261,841	5,230,719
CGI Inc.(b)	40,737	3,491,524
Constellation Software Inc./Canada	3,758	6,639,505
Descartes Systems Group Inc. (The)(b)	12,329	899,738
Dollarama Inc.	51,384	3,072,883
Element Fleet Management Corp.	64,096	905,644
Emera Inc.	47,394	1,887,140
Empire Co. Ltd., Class A, NVS	31,042	893,313
Enbridge Inc.	373,487	15,292,602
Fairfax Financial Holdings Ltd.	4,392	2,907,656
First Quantum Minerals Ltd.	109,976	2,551,546
FirstService Corp.	7,187	1,027,100
Fortis Inc.	85,693	3,520,977
Franco-Nevada Corp.	36,211	5,311,564
George Weston Ltd.	13,560	1,744,440
GFL Environmental Inc.	34,192	1,055,145
Gildan Activewear Inc.	35,783	1,121,992
Great-West Lifeco Inc.	50,333	1,334,975
Hydro One Ltd.(c)	57,448	1,570,748
iA Financial Corp. Inc.	17,228	1,063,422
IGM Financial Inc.	12,983	405,234
Imperial Oil Ltd.	42,728	2,335,260
Intact Financial Corp.	33,002	4,787,777
Ivanhoe Mines Ltd., Class A(a)(b)	112,347	1,055,456
Keyera Corp.	37,400	853,098
Kinross Gold Corp.	241,696	1,124,421
Loblaw Companies Ltd.	31,370	2,810,345
Lundin Mining Corp.	130,578	988,253
Magna International Inc.	51,951	3,372,686

Security	Shares	Value

Canada (continued)
Manulife Financial Corp.	361,992	$7,163,391
Metro Inc.	44,497	2,415,222
National Bank of Canada	64,101	4,815,223
Northland Power Inc.	42,836	1,150,621
Nutrien Ltd.	101,849	8,430,836
Nuvei Corp.(b)(c)	12,549	442,995
Onex Corp.	14,163	732,020
Open Text Corp.	51,385	1,723,582
Pan American Silver Corp.	41,348	753,590
Parkland Corp.	29,346	689,456
Pembina Pipeline Corp.	104,798	3,718,397
Power Corp. of Canada	103,924	2,818,847
Quebecor Inc., Class B	23,801	564,548
Restaurant Brands International Inc.	53,918	3,607,771
RioCan REIT	32,717	567,516
Ritchie Bros Auctioneers Inc.	21,633	1,308,174
Rogers Communications Inc., Class B, NVS	66,875	3,251,395
Royal Bank of Canada	259,524	26,558,031
Saputo Inc.	47,742	1,316,130
Shaw Communications Inc., Class B, NVS	89,203	2,654,871
Shopify Inc., Class A(b)	222,787	10,979,026
Sun Life Financial Inc.	108,453	5,449,752
Suncor Energy Inc.	258,080	8,957,299
TC Energy Corp.	188,988	8,143,010
Teck Resources Ltd., Class B	89,822	3,885,727
TELUS Corp.	88,131	1,899,001
TFI International Inc.	15,106	1,682,431
Thomson Reuters Corp.	32,332	3,846,161
TMX Group Ltd.	10,619	1,046,617
Toromont Industries Ltd.	14,730	1,176,695
Toronto-Dominion Bank (The)	339,244	23,472,100
Tourmaline Oil Corp.	60,294	2,809,989
West Fraser Timber Co. Ltd.	10,486	911,747
Wheaton Precious Metals Corp.	84,959	3,884,789
WSP Global Inc.	21,357	2,723,577

		350,583,946

Chile — 0.1%
Banco de Chile	7,399,563	808,589
Banco de Credito e Inversiones SA	17,288	521,145
Banco Santander Chile	12,417,005	522,005
Cencosud SA	275,240	494,367
Cia. Cervecerias Unidas SA	23,202	178,526
Cia. Sud Americana de Vapores SA	2,174,627	189,026
Empresas CMPC SA	216,867	372,906
Empresas COPEC SA	78,646	593,187
Enel Americas SA	3,989,809	528,196
Enel Chile SA	8,748,713	412,114
Falabella SA	157,496	366,155

		4,986,216

China — 9.4%
360 DigiTech Inc.	19,960	481,635
3SBio Inc.(c)	271,000	295,179
AAC Technologies Holdings Inc.(b)	125,000	333,099
Agricultural Bank of China Ltd., Class A	1,869,700	806,059
Agricultural Bank of China Ltd., Class H	4,512,000	1,624,018
Aier Eye Hospital Group Co. Ltd., Class A	143,674	701,932
Air China Ltd., Class H(b)	450,000	401,572
Alibaba Group Holding Ltd.(b)	2,777,564	38,187,781
Alibaba Health Information Technology Ltd.(b)	868,000	775,223

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Aluminum Corp. of China Ltd., Class H	924,000	$493,780
Anhui Conch Cement Co. Ltd., Class A	119,898	523,613
Anhui Conch Cement Co. Ltd., Class H	270,000	1,025,034
Anhui Gujing Distillery Co. Ltd., Class B	43,400	742,109
ANTA Sports Products Ltd.	220,600	3,346,194
Autohome Inc., ADR	14,382	501,357
AviChina Industry & Technology Co. Ltd., Class H	565,000	293,863
Baidu Inc.(b)	416,988	7,009,584
Bank of Beijing Co. Ltd., Class A	1,028,098	647,691
Bank of China Ltd., Class A	1,272,000	606,888
Bank of China Ltd., Class H	13,830,000	5,264,591
Bank of Communications Co. Ltd., Class A	1,112,800	799,944
Bank of Communications Co. Ltd., Class H	1,112,800	687,820
Bank of Ningbo Co. Ltd., Class A	142,877	696,312
Bank of Shanghai Co. Ltd., Class A	535,199	475,251
Baoshan Iron & Steel Co. Ltd., Class A	450,896	413,422
BeiGene Ltd.(b)	110,976	2,181,290
Beijing Capital International Airport Co. Ltd., Class H(b)	386,000	293,574
Beijing Enterprises Holdings Ltd.	90,000	305,623
Beijing Enterprises Water Group Ltd.	810,000	206,984
Beijing Kingsoft Office Software Inc., Class A	10,200	425,925
Bilibili Inc.(b)	33,634	839,395
BOC Aviation Ltd.(c)	32,300	268,993
BOE Technology Group Co. Ltd., Class A	819,500	484,188
Bosideng International Holdings Ltd.	632,000	352,199
BYD Co. Ltd., Class A	27,700	1,183,532
BYD Co. Ltd., Class H	144,500	4,575,960
BYD Electronic International Co. Ltd.	127,000	440,201
C&D International Investment Group Ltd.	115,000	365,654
CGN Power Co. Ltd., Class H(c)	2,260,000	528,069
Changchun High & New Technology Industry Group Inc., Class A	14,300	427,132
China Cinda Asset Management Co. Ltd., Class H	1,574,000	223,474
China CITIC Bank Corp. Ltd., Class H	1,623,000	783,016
China Coal Energy Co. Ltd., Class H	390,000	312,966
China Communications Services Corp. Ltd., Class H	534,000	203,208
China Conch Venture Holdings Ltd.	317,500	673,762
China Construction Bank Corp., Class H	18,022,050	11,665,507
China Everbright Bank Co. Ltd., Class A	976,400	444,416
China Everbright Bank Co. Ltd., Class H	566,000	180,676
China Everbright Environment Group Ltd.	890,037	395,785
China Evergrande Group(a)(b)(d)	288,000	39,197
China Feihe Ltd.(c)	721,000	691,755
China Galaxy Securities Co. Ltd., Class H	810,500	436,903
China Gas Holdings Ltd.	588,000	915,409
China Hongqiao Group Ltd.	474,000	551,321
China International Capital Corp. Ltd., Class H(c)	336,400	751,728
China Jinmao Holdings Group Ltd.	994,000	228,317
China Lesso Group Holdings Ltd.	228,000	259,168
China Life Insurance Co. Ltd., Class A	107,600	543,719
China Life Insurance Co. Ltd., Class H	1,385,000	2,549,469
China Literature Ltd.(b)(c)	71,800	376,440
China Longyuan Power Group Corp. Ltd., Class H	643,000	887,623
China Medical System Holdings Ltd.	286,000	493,698
China Meidong Auto Holdings Ltd.(a)	116,000	287,812
China Mengniu Dairy Co. Ltd.	569,000	2,744,783
China Merchants Bank Co. Ltd., Class A	302,100	1,852,279
China Merchants Bank Co. Ltd., Class H	697,593	4,524,677
China Merchants Port Holdings Co. Ltd.	240,000	336,438
China Merchants Securities Co. Ltd., Class A	224,860	476,994

Security	Shares	Value

China (continued)
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	199,177	$438,817
China Minsheng Banking Corp. Ltd., Class A	995,195	514,826
China Minsheng Banking Corp. Ltd., Class H	706,740	264,233
China National Building Material Co. Ltd., Class H	712,000	653,300
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	97,200	419,540
China Oilfield Services Ltd., Class H	356,000	431,484
China Overseas Land & Investment Ltd.	700,500	1,891,539
China Overseas Property Holdings Ltd.	240,000	313,927
China Pacific Insurance Group Co. Ltd., Class A	187,797	720,251
China Pacific Insurance Group Co. Ltd., Class H	418,800	1,151,476
China Petroleum & Chemical Corp., Class A	1,091,298	732,061
China Petroleum & Chemical Corp., Class H	5,159,000	2,785,701
China Power International Development Ltd.	1,007,000	432,917
China Railway Group Ltd., Class A	450,296	380,863
China Railway Group Ltd., Class H	562,000	306,590
China Renewable Energy Investment Ltd.(d)	7,401	—
China Resources Beer Holdings Co. Ltd.	278,000	2,092,861
China Resources Cement Holdings Ltd.	380,000	219,763
China Resources Gas Group Ltd.	174,300	732,973
China Resources Land Ltd.	550,000	2,635,904
China Resources Mixc Lifestyle Services Ltd.(c)	125,000	720,207
China Resources Pharmaceutical Group Ltd.(c)	203,500	153,286
China Resources Power Holdings Co. Ltd.	356,000	741,531
China Ruyi Holdings Ltd.(b)	912,000	243,853
China Shenhua Energy Co. Ltd., Class A	143,900	606,365
China Shenhua Energy Co. Ltd., Class H	574,000	1,786,644
China Southern Airlines Co. Ltd., Class H(a)(b)	332,000	220,537
China State Construction Engineering Corp. Ltd., Class A	973,598	800,331
China State Construction International Holdings Ltd.	356,000	426,396
China Taiping Insurance Holdings Co. Ltd.	313,000	433,515
China Three Gorges Renewables Group Co. Ltd., Class A	574,100	489,882
China Tourism Group Duty Free Corp. Ltd.(b)(c)	3,300	101,114
China Tourism Group Duty Free Corp. Ltd., Class A	29,898	946,947
China Tower Corp. Ltd., Class H(c)	8,752,000	994,410
China Traditional Chinese Medicine Holdings Co. Ltd.	534,000	255,845
China Vanke Co. Ltd., Class A	219,300	594,886
China Vanke Co. Ltd., Class H	200,200	404,704
China Yangtze Power Co. Ltd., Class A	330,849	1,019,301
Chinasoft International Ltd.	518,000	455,411
Chongqing Zhifei Biological Products Co. Ltd., Class A	34,600	503,367
CITIC Ltd.	1,071,000	1,253,255
CITIC Securities Co. Ltd., Class A	321,900	1,024,878
CITIC Securities Co. Ltd., Class H	490,825	1,122,916
CMOC Group Ltd., Class H	951,000	550,442
Contemporary Amperex Technology Co. Ltd., Class A	29,700	2,060,737
COSCO SHIPPING Holdings Co. Ltd., Class A	224,830	355,239
COSCO SHIPPING Holdings Co. Ltd., Class H	540,749	560,908
COSCO SHIPPING Ports Ltd.(a)	314,000	237,543
Country Garden Holdings Co. Ltd.(a)	1,908,828	716,252
Country Garden Services Holdings Co. Ltd.	386,000	1,043,536
CRRC Corp. Ltd., Class A	661,400	524,853
CRRC Corp. Ltd., Class H	794,000	359,893
CSC Financial Co. Ltd., Class A	129,300	519,014
CSPC Pharmaceutical Group Ltd.	1,630,960	1,859,625
Dali Foods Group Co. Ltd.(c)	296,500	132,218
Daqo New Energy Corp., ADR(a)(b)	12,313	560,365

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Dongfeng Motor Group Co. Ltd., Class H	448,000	$267,105
Dongyue Group Ltd.	271,000	324,434
East Money Information Co. Ltd., Class A	238,052	797,915
ENN Energy Holdings Ltd.	149,300	2,249,461
Eve Energy Co. Ltd., Class A	36,900	484,864
Far East Horizon Ltd.	274,000	247,497
Flat Glass Group Co. Ltd., Class H	130,000	407,007
Focus Media Information Technology Co. Ltd., Class A	520,150	536,929
Foshan Haitian Flavouring & Food Co. Ltd., Class A	66,680	785,832
Fosun International Ltd.	483,500	448,903
Fuyao Glass Industry Group Co. Ltd., Class H(c)	146,400	720,516
Ganfeng Lithium Co. Ltd., Class H(a)(c)	65,760	600,598
Ganfeng Lithium Group Co. Ltd., Class A	36,400	428,185
GCL-Poly Energy Holdings Ltd.(b)	3,617,000	1,001,653
GDS Holdings Ltd., Class A(b)	153,344	447,167
Geely Automobile Holdings Ltd.	1,122,000	1,820,220
Genscript Biotech Corp.(b)	220,000	745,474
GF Securities Co. Ltd., Class H	304,400	498,476
GoerTek Inc., Class A	113,000	347,503
Great Wall Motor Co. Ltd., Class H	601,000	848,583
Greentown China Holdings Ltd.	149,000	219,681
Greentown Service Group Co. Ltd.	260,000	189,815
Guangdong Investment Ltd.	612,000	664,888
Guangzhou Automobile Group Co. Ltd., Class H	686,028	493,550
Guotai Junan Securities Co. Ltd., Class A	287,400	609,042
H World Group Ltd., ADR	37,313	1,771,621
Haidilao International Holding Ltd.(b)(c)	206,000	561,703
Haier Smart Home Co. Ltd., Class A	155,700	595,198
Haier Smart Home Co. Ltd., Class H	352,400	1,299,693
Haitian International Holdings Ltd.	123,000	377,481
Haitong Securities Co. Ltd., Class A	610,592	846,666
Haitong Securities Co. Ltd., Class H	470,000	324,218
Hangzhou Tigermed Consulting Co. Ltd., Class A	30,900	534,322
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	5,300	69,524
Hansoh Pharmaceutical Group Co. Ltd.(c)	234,000	478,930
Henan Shuanghui Investment & Development Co. Ltd., Class A	81,200	307,168
Hengan International Group Co. Ltd.	111,500	548,508
Hengli Petrochemical Co. Ltd., Class A	134,900	350,839
Hua Hong Semiconductor Ltd.(b)(c)	110,000	425,348
Huaneng Power International Inc., Class H(b)	968,000	472,616
Huatai Securities Co. Ltd., Class A	329,300	634,603
Huatai Securities Co. Ltd., Class H(c)	191,800	248,346
Huaxia Bank Co. Ltd., Class A	809,100	625,141
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	76,400	606,358
Industrial & Commercial Bank of China Ltd., Class A	1,225,210	784,334
Industrial & Commercial Bank of China Ltd., Class H	10,159,285	5,434,392
Industrial Bank Co. Ltd., Class A	352,342	922,345
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	125,999	608,965
Inner Mongolia Yitai Coal Co. Ltd., Class B	261,000	392,275
Innovent Biologics Inc.(b)(c)	191,000	1,040,272
iQIYI Inc., ADR(b)	63,712	426,870
JA Solar Technology Co. Ltd., Class A	57,760	566,164
JD Health International Inc.(b)(c)	210,800	1,750,553
JD.com Inc., Class A	404,058	11,997,836
Jiangsu Expressway Co. Ltd., Class H	218,000	214,704
Jiangsu Hengli Hydraulic Co. Ltd., Class A	38,600	374,845
Jiangsu Hengrui Medicine Co. Ltd., Class A	111,956	701,524
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	26,300	686,285
Jiangxi Copper Co. Ltd., Class H	226,000	389,184

Security	Shares	Value

China (continued)
Jiumaojiu International Holdings Ltd.(c)	139,000	$356,143
JOYY Inc., ADR	9,687	345,632
Kanzhun Ltd., ADR(b)	33,324	809,440
KE Holdings Inc., ADR(b)	123,965	2,273,518
Kingboard Holdings Ltd.	126,000	514,690
Kingboard Laminates Holdings Ltd.	218,000	265,811
Kingdee International Software Group Co. Ltd.(a)(b)	464,000	1,012,685
Kingsoft Corp. Ltd.	179,000	659,085
Koolearn Technology Holding Ltd.(a)(b)(c)	72,500	588,864
Kuaishou Technology(b)(c)	328,800	2,893,048
Kunlun Energy Co. Ltd.	702,000	553,636
Kweichow Moutai Co. Ltd., Class A	14,300	3,921,733
Legend Biotech Corp., ADR(a)(b)	11,091	560,096
Lenovo Group Ltd.	1,344,000	1,077,981
Lens Technology Co. Ltd., Class A	158,925	313,936
Li Auto Inc.(b)	209,106	2,558,669
Li Ning Co. Ltd.	427,000	4,221,179
Longfor Group Holdings Ltd.(c)	335,500	1,108,529
LONGi Green Energy Technology Co. Ltd., Class A	108,496	777,965
Lufax Holding Ltd., ADR	148,342	452,443
Luxshare Precision Industry Co. Ltd., Class A	117,988	571,547
Luzhou Laojiao Co. Ltd., Class A	25,100	884,895
Mango Excellent Media Co. Ltd., Class A	88,200	399,787
Meituan, Class B(b)(c)	941,260	21,042,692
Microport Scientific Corp.(b)	126,900	398,190
Minth Group Ltd.	152,000	446,120
Muyuan Foods Co. Ltd., Class A	96,458	714,510
NARI Technology Co. Ltd., Class A	170,004	666,379
NAURA Technology Group Co. Ltd., Class A	10,200	356,152
NetEase Inc.	374,685	6,647,704
New China Life Insurance Co. Ltd., Class A	68,100	314,603
New China Life Insurance Co. Ltd., Class H	161,900	434,209
New Hope Liuhe Co. Ltd., Class A(b)	139,807	271,816
New Oriental Education & Technology Group Inc.(b)	281,310	1,194,110
Nine Dragons Paper Holdings Ltd.	299,000	268,040
Ningbo Deye Technology Co. Ltd., NVS	7,952	412,085
NIO Inc., ADR(a)(b)	255,052	3,078,478
Nongfu Spring Co. Ltd., Class H(c)	326,400	1,847,687
Orient Overseas International Ltd.(a)	24,000	398,948
People’s Insurance Co. Group of China Ltd. (The), Class H	1,422,000	479,391
PetroChina Co. Ltd., Class A	207,100	159,274
PetroChina Co. Ltd., Class H	4,106,000	2,196,505
Pharmaron Beijing Co. Ltd., Class H(c)	56,100	411,208
PICC Property & Casualty Co. Ltd., Class H	1,278,285	1,201,782
Pinduoduo Inc., ADR(b)	94,008	9,210,904
Ping An Bank Co. Ltd., Class A	364,500	812,690
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	103,500	274,068
Ping An Insurance Group Co. of China Ltd., Class A	189,606	1,437,753
Ping An Insurance Group Co. of China Ltd., Class H	1,184,500	9,200,843
Poly Developments and Holdings Group Co. Ltd., Class A	264,500	616,511
Pop Mart International Group Ltd.(c)	83,000	269,130
Postal Savings Bank of China Co. Ltd., Class A	633,100	452,256
Postal Savings Bank of China Co. Ltd., Class H(c)	1,254,000	853,356
Rongsheng Petrochemical Co. Ltd., Class A	202,650	398,485
SAIC Motor Corp. Ltd., Class A	178,200	397,644
Sany Heavy Equipment International Holdings Co. Ltd.	296,000	299,019
Sany Heavy Industry Co. Ltd., Class A	170,327	443,221
SF Holding Co. Ltd., Class A	79,300	692,348

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shaanxi Coal Industry Co. Ltd., Class A	238,200	$690,952
Shandong Gold Mining Co. Ltd., Class A	188,700	554,815
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	450,000	748,071
Shanghai Baosight Software Co. Ltd., Class B	212,462	665,923
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	122,500	394,993
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	84,000	350,141
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	321,712	257,817
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	214,700	378,558
Shanghai Pudong Development Bank Co. Ltd., Class A	580,000	633,931
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	17,880	774,306
Shenwan Hongyuan Group Co. Ltd., Class A	875,206	539,105
Shenzhen Inovance Technology Co. Ltd., Class A	64,400	681,630
Shenzhen International Holdings Ltd.	226,500	220,984
Shenzhen Kangtai Biological Products Co. Ltd., Class A	60,880	332,353
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,600	870,392
Shenzhou International Group Holdings Ltd.	152,500	1,920,526
Shimao Group Holdings Ltd.(b)(d)	217,500	50,203
Sino Biopharmaceutical Ltd.	2,024,000	1,177,740
Sinopharm Group Co. Ltd., Class H	260,400	638,238
Smoore International Holdings Ltd.(a)(c)	373,000	562,285
Sunac China Holdings Ltd.(b)(d)	520,000	106,688
Sungrow Power Supply Co. Ltd., Class A	25,800	499,661
Sunny Optical Technology Group Co. Ltd.	133,100	1,796,469
TAL Education Group, ADR(b)	82,451	602,717
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	75,000	473,163
Tencent Holdings Ltd.	1,163,600	56,700,959
Tencent Music Entertainment Group, ADR(a)(b)	121,420	1,018,714
Tingyi Cayman Islands Holding Corp.	358,000	595,573
Tongcheng Travel Holdings Ltd.(b)	258,000	584,579
Tongwei Co. Ltd., Class A	86,900	545,235
Topsports International Holdings Ltd.(c)	318,000	299,640
TravelSky Technology Ltd., Class H	142,000	295,155
Trina Solar Co. Ltd.	42,787	454,553
Trip.com Group Ltd., ADR(b)	101,566	3,733,566
Tsingtao Brewery Co. Ltd., Class H	112,000	1,081,342
Uni-President China Holdings Ltd.	226,000	217,421
Vinda International Holdings Ltd.	73,000	201,461
Vipshop Holdings Ltd., ADR(b)	81,086	1,254,400
Wanhua Chemical Group Co. Ltd., Class A	56,931	817,015
Want Want China Holdings Ltd.(a)	979,000	637,623
Weibo Corp., ADR(b)	11,700	266,175
Weichai Power Co. Ltd., Class H	434,000	655,378
Wens Foodstuffs Group Co. Ltd., Class A	206,160	616,018
Will Semiconductor Co. Ltd. Shanghai, Class A	25,785	361,770
Wingtech Technology Co. Ltd., Class A	35,500	309,160
Wuliangye Yibin Co. Ltd., Class A	54,500	1,696,336
WuXi AppTec Co. Ltd., Class A	48,714	676,848
WuXi AppTec Co. Ltd., Class H(c)	88,836	1,154,338
Wuxi Biologics Cayman Inc., New(b)(c)	658,500	5,498,739
Xiaomi Corp., Class B(b)(c)	2,838,600	4,695,751
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	194,600	198,820

Security	Shares	Value

China (continued)
Xinyi Solar Holdings Ltd.	870,000	$1,131,838
XPeng Inc.(a)(b)	169,132	890,143
Xtep International Holdings Ltd.	280,000	373,341
Yadea Group Holdings Ltd.(c)	264,000	601,882
Yankuang Energy Group Co. Ltd., Class H	322,000	1,035,568
Yihai International Holding Ltd.(a)	98,000	348,729
Yonyou Network Technology Co. Ltd., Class A	111,500	406,248
Yuexiu Property Co. Ltd.	253,200	368,332
Yum China Holdings Inc.	79,430	4,893,682
Yunnan Baiyao Group Co. Ltd., Class A	42,198	359,580
Yunnan Energy New Material Co. Ltd., Class A	17,400	404,169
Zai Lab Ltd., ADR(b)	17,427	734,374
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	10,400	479,960
Zhaojin Mining Industry Co. Ltd., Class H(b)	209,000	240,519
Zhejiang Expressway Co. Ltd., Class H	168,000	145,073
Zhejiang Huayou Cobalt Co. Ltd., Class A	32,500	318,111
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	124,700	415,618
Zhongsheng Group Holdings Ltd.	118,000	667,666
Zhuzhou CRRC Times Electric Co. Ltd.	120,400	641,412
Zijin Mining Group Co. Ltd., Class A	479,500	842,283
Zijin Mining Group Co. Ltd., Class H	1,066,000	1,763,218
ZTE Corp., Class A	43,200	170,932
ZTE Corp., Class H	130,800	315,886
ZTO Express Cayman Inc., ADR	80,514	2,295,454

		425,048,242

Colombia — 0.0%
Bancolombia SA	35,968	323,472
Interconexion Electrica SA ESP	75,843	309,283

		632,755

Czech Republic — 0.0%
CEZ AS	32,917	1,336,490
Komercni Banka AS	14,743	497,597
Moneta Money Bank AS(c)	63,542	234,583

		2,068,670

Denmark — 1.8%
AP Moller - Maersk A/S, Class A	620	1,321,189
AP Moller - Maersk A/S, Class B, NVS	865	1,881,627
Carlsberg A/S, Class B	18,313	2,599,743
Chr Hansen Holding A/S	20,599	1,520,925
Coloplast A/S, Class B	22,264	2,688,032
Danske Bank A/S	127,911	2,664,842
Demant A/S(b)	19,455	550,707
DSV A/S	35,058	5,799,646
Genmab A/S(b)	12,310	4,824,246
Novo Nordisk A/S, Class B	309,321	42,806,861
Novozymes A/S, Class B	38,877	2,023,025
Orsted A/S(c)	35,765	3,184,944
Pandora A/S	17,346	1,444,417
Rockwool A/S, Class B	1,635	468,774
Tryg A/S	67,014	1,537,844
Vestas Wind Systems A/S	189,546	5,546,418

		80,863,240

Egypt — 0.0%
Commercial International Bank Egypt SAE	462,852	761,313
Eastern Co. SAE	149,094	88,429

		849,742

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland — 0.6%
Elisa OYJ	24,106	$1,373,394
Fortum OYJ	83,035	1,248,202
Kesko OYJ, Class B	54,696	1,274,060
Kone OYJ, Class B	62,423	3,404,306
Neste OYJ	78,290	3,742,440
Nokia OYJ	1,011,637	4,796,693
Orion OYJ, Class B	20,908	1,120,138
Sampo OYJ, Class A	89,471	4,697,181
Stora Enso OYJ, Class R	100,000	1,429,537
UPM-Kymmene OYJ	99,045	3,590,006
Wartsila OYJ Abp	92,711	881,775

		27,557,732

France — 7.6%
Accor SA(b)	33,900	1,100,325
Aeroports de Paris(b)	5,796	899,177
Air Liquide SA	98,060	15,613,718
Airbus SE	110,855	13,897,430
Alstom SA	58,812	1,748,785
Amundi SA(c)	11,690	765,344
ArcelorMittal SA	96,959	3,007,952
Arkema SA	11,407	1,154,249
AXA SA	348,044	10,858,632
BioMerieux	7,025	716,170
BNP Paribas SA	208,376	14,311,656
Bollore SE	143,472	802,779
Bouygues SA	43,033	1,417,676
Bureau Veritas SA	56,721	1,621,736
Capgemini SE	30,620	5,811,234
Carrefour SA	114,544	2,178,738
Cie. de Saint-Gobain	91,854	5,275,282
Cie. Generale des Etablissements Michelin SCA	125,194	3,958,610
Covivio	9,778	671,205
Credit Agricole SA	229,440	2,762,741
Danone SA	120,386	6,601,878
Dassault Aviation SA	5,155	880,285
Dassault Systemes SE	124,409	4,626,882
Edenred	46,568	2,536,534
Eiffage SA	15,332	1,637,619
Electricite de France SA	108,837	1,429,580
Engie SA	342,018	4,856,609
EssilorLuxottica SA	54,282	9,959,625
Eurazeo SE	7,578	531,575
Eurofins Scientific SE	25,324	1,816,485
Euronext NV(c)	15,891	1,287,678
Gecina SA	8,473	1,003,624
Getlink SE	81,204	1,373,465
Hermes International	5,912	11,064,362
Ipsen SA	7,510	788,813
Kering SA	13,986	8,726,658
Klepierre SA	37,576	953,692
La Francaise des Jeux SAEM(c)	18,011	770,655
Legrand SA	51,001	4,547,456
L’Oreal SA	45,333	18,718,522
LVMH Moet Hennessy Louis Vuitton SE	51,523	44,978,323
Orange SA	367,971	3,894,145
Pernod Ricard SA	38,425	7,955,127
Publicis Groupe SA	42,446	2,994,125
Remy Cointreau SA	4,460	839,769
Renault SA(b)	35,628	1,448,615
Safran SA	63,726	9,163,513

Security	Shares	Value

France (continued)
Sanofi	213,494	$20,906,277
Sartorius Stedim Biotech	5,349	1,865,882
Schneider Electric SE	101,025	16,387,825
SEB SA	4,730	494,644
Societe Generale SA	149,111	4,438,523
Sodexo SA	16,472	1,632,916
Teleperformance	11,115	3,089,823
Thales SA	20,098	2,658,148
TotalEnergies SE	464,269	28,701,461
Ubisoft Entertainment SA(b)	17,148	355,076
Unibail-Rodamco-Westfield(b)	22,068	1,428,137
Valeo	38,049	831,552
Veolia Environnement SA	125,628	3,728,947
Vinci SA	100,343	11,337,710
Vivendi SE	136,125	1,461,951
Wendel SE	5,780	612,033
Worldline SA/France(b)(c)	44,963	2,039,786

		345,929,744

Germany — 5.0%
adidas AG	32,305	5,201,628
Allianz SE, Registered	76,228	18,227,168
Aroundtown SA(a)	161,348	449,225
BASF SE	171,904	9,856,188
Bayer AG, Registered	184,712	11,497,386
Bayerische Motoren Werke AG	62,298	6,345,963
Bechtle AG	15,734	663,043
Beiersdorf AG	19,176	2,331,372
Brenntag SE	29,202	2,179,871
Carl Zeiss Meditec AG, Bearer	7,942	1,146,175
Commerzbank AG(b)	200,159	2,288,104
Continental AG	20,940	1,470,306
Covestro AG(c)	35,155	1,618,694
Daimler Truck Holding AG(b)	83,693	2,812,388
Delivery Hero SE(a)(b)(c)	31,771	1,920,775
Deutsche Bank AG, Registered	387,518	5,171,708
Deutsche Boerse AG	36,040	6,449,080
Deutsche Lufthansa AG, Registered(b)	114,639	1,214,567
Deutsche Post AG, Registered	185,091	7,969,406
Deutsche Telekom AG, Registered	604,915	13,476,780
E.ON SE	424,508	4,628,372
Evonik Industries AG	37,226	827,480
Fresenius Medical Care AG & Co. KGaA	37,286	1,400,263
Fresenius SE & Co. KGaA	77,878	2,256,971
GEA Group AG	31,097	1,403,094
Hannover Rueck SE	10,485	2,129,173
HeidelbergCement AG	26,396	1,811,225
HelloFresh SE(a)(b)	32,717	795,392
Henkel AG & Co. KGaA	20,649	1,379,730
Infineon Technologies AG	245,511	8,840,963
Knorr-Bremse AG	12,877	846,380
LEG Immobilien SE	13,367	1,044,953
Mercedes-Benz Group AG	150,839	11,224,236
Merck KGaA	24,483	5,110,292
MTU Aero Engines AG	10,161	2,539,361
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	26,405	9,537,680
Nemetschek SE	11,437	611,472
Puma SE	18,629	1,272,144
Rational AG	962	632,788
Rheinmetall AG	8,163	1,907,347

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
RWE AG	119,887	$5,337,234
SAP SE	194,788	23,090,162
Scout24 SE(c)	15,907	926,074
Siemens AG, Registered	142,714	22,292,679
Siemens Healthineers AG(c)	53,040	2,844,465
Symrise AG	25,024	2,660,293
Telefonica Deutschland Holding AG	180,310	531,080
United Internet AG, Registered(e)	20,966	486,754
Volkswagen AG	5,870	1,027,486
Vonovia SE	132,590	3,745,390
Zalando SE(b)(c)	41,745	1,946,779

		227,377,539

Greece — 0.1%
Alpha Services and Holdings SA(b)	416,946	568,082
Eurobank Ergasias Services and Holdings SA, Class A(b)	492,869	668,759
Hellenic Telecommunications Organization SA	34,927	550,598
JUMBO SA	23,107	414,949
Mytilineos SA	11,943	308,966
National Bank of Greece SA(b)	60,928	289,693
OPAP SA	39,345	590,790
Public Power Corp. SA(b)	45,305	360,936
Terna Energy SA	7,359	160,429

		3,913,202

Hong Kong — 1.9%
AIA Group Ltd.	2,252,800	25,473,862
BOC Hong Kong Holdings Ltd.	701,000	2,449,916
Budweiser Brewing Co. APAC Ltd.(a)(c)	300,800	949,120
Chow Tai Fook Jewellery Group Ltd.(a)	413,200	884,521
CK Asset Holdings Ltd.	352,560	2,254,096
CK Hutchison Holdings Ltd.	481,560	3,064,624
CK Infrastructure Holdings Ltd.	130,500	726,043
CLP Holdings Ltd.	304,000	2,258,698
ESR Group Ltd.(c)	395,000	790,824
Futu Holdings Ltd., ADR(a)(b)	13,450	682,722
Galaxy Entertainment Group Ltd.	385,000	2,680,100
Hang Lung Properties Ltd.	361,000	680,682
Hang Seng Bank Ltd.	145,400	2,421,377
Henderson Land Development Co. Ltd.	204,617	755,854
HK Electric Investments & HK Electric Investments Ltd., Class SS(a)	605,000	418,196
HKT Trust & HKT Ltd., Class SS	658,000	862,096
Hong Kong & China Gas Co. Ltd.(a)	2,111,748	2,120,237
Hong Kong Exchanges & Clearing Ltd.	224,400	10,092,968
Hongkong Land Holdings Ltd.	198,400	969,933
Jardine Matheson Holdings Ltd.	28,700	1,525,565
Link REIT	398,600	3,190,538
MTR Corp. Ltd.(a)	267,500	1,431,528
New World Development Co. Ltd.	255,750	764,412
Power Assets Holdings Ltd.	257,000	1,454,149
Sands China Ltd.(b)	430,400	1,614,037
Sino Land Co. Ltd.	594,000	771,889
SITC International Holdings Co. Ltd.	290,000	633,534
Sun Hung Kai Properties Ltd.	257,000	3,644,676
Swire Pacific Ltd., Class A	94,500	865,987
Swire Properties Ltd.	208,800	586,844
Techtronic Industries Co. Ltd.(a)	257,000	3,313,188
WH Group Ltd.(c)	1,537,000	946,584
Wharf Real Estate Investment Co. Ltd.	281,000	1,608,630

Security	Shares	Value

Hong Kong (continued)
Xinyi Glass Holdings Ltd.	316,000	$672,804

		83,560,234

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	87,952	657,277
OTP Bank Nyrt	39,840	1,200,438
Richter Gedeon Nyrt	19,694	444,718

		2,302,433

India — 3.7%
ABB India Ltd.	6,185	215,244
ACC Ltd.	13,530	326,285
Adani Enterprises Ltd.	47,894	1,746,676
Adani Green Energy Ltd.(b)	51,375	772,227
Adani Ports & Special Economic Zone Ltd.	79,477	596,982
Adani Power Ltd.(b)	141,179	387,642
Adani Total Gas Ltd.	49,972	1,290,977
Adani Transmission Ltd.(b)	44,871	977,256
Ambuja Cements Ltd.	119,960	590,177
Apollo Hospitals Enterprise Ltd.	20,182	1,053,196
Asian Paints Ltd.	74,445	2,486,050
AU Small Finance Bank Ltd.(c)	18,340	139,430
Aurobindo Pharma Ltd.	58,221	291,095
Avenue Supermarts Ltd.(b)(c)	30,830	1,324,198
Axis Bank Ltd.	392,598	4,195,980
Bajaj Auto Ltd.	15,303	715,592
Bajaj Finance Ltd.	51,431	3,717,867
Bajaj Finserv Ltd.	76,458	1,260,716
Bajaj Holdings & Investment Ltd.	3,176	228,788
Balkrishna Industries Ltd.	8,597	234,048
Bandhan Bank Ltd.(b)(c)	125,976	377,585
Berger Paints India Ltd.	17,249	116,022
Bharat Electronics Ltd.	630,957	734,144
Bharat Forge Ltd.	28,229	302,356
Bharat Petroleum Corp. Ltd.	163,848	687,699
Bharti Airtel Ltd.	427,887	4,031,855
Biocon Ltd.	90,409	260,101
Britannia Industries Ltd.	22,527	1,190,562
Cholamandalam Investment and Finance Co. Ltd.	77,825	674,535
Cipla Ltd.	92,711	1,155,712
Coal India Ltd.	283,550	782,692
Colgate-Palmolive India Ltd.	25,815	458,687
Container Corp. of India Ltd.	22,785	175,479
Dabur India Ltd.	116,647	796,468
Divi’s Laboratories Ltd.	25,882	1,051,644
DLF Ltd.	88,631	387,320
Dr. Reddy’s Laboratories Ltd.	23,239	1,232,457
Eicher Motors Ltd.	26,986	1,078,797
GAIL India Ltd.	506,764	591,068
Godrej Consumer Products Ltd.(b)	81,114	906,754
Godrej Properties Ltd.(b)	20,022	290,452
Grasim Industries Ltd.	57,479	1,120,066
Havells India Ltd.	46,229	669,416
HCL Technologies Ltd.	203,438	2,805,329
HDFC Life Insurance Co. Ltd.(c)	175,870	1,246,335
Hero MotoCorp Ltd.	23,252	787,320
Hindalco Industries Ltd.	263,065	1,518,472
Hindustan Petroleum Corp. Ltd.	66,221	192,660
Hindustan Unilever Ltd.	154,488	4,874,153
Housing Development Finance Corp. Ltd.	322,489	10,381,698
ICICI Bank Ltd.	967,790	9,901,620

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
ICICI Lombard General Insurance Co. Ltd.(c)	39,985	$553,225
ICICI Prudential Life Insurance Co. Ltd.(c)	84,359	467,486
Indian Hotels Co. Ltd. (The)	116,068	428,710
Indian Oil Corp. Ltd.	215,813	215,883
Indian Railway Catering & Tourism Corp. Ltd.	46,042	359,627
Indraprastha Gas Ltd.	75,876	395,021
Indus Towers Ltd.	146,439	274,887
Info Edge India Ltd.	15,454	697,422
Infosys Ltd.	630,059	11,867,345
InterGlobe Aviation Ltd.(b)(c)	23,181	602,848
ITC Ltd.	537,743	2,320,694
Jindal Steel & Power Ltd.	53,938	386,909
JSW Steel Ltd.	145,059	1,275,204
Jubilant Foodworks Ltd.	82,451	492,968
Kotak Mahindra Bank Ltd.	104,698	2,222,873
Larsen & Toubro Ltd.	130,410	3,394,885
LTIMindtree Ltd.(c)	23,053	1,238,997
Lupin Ltd.	45,741	412,617
Mahindra & Mahindra Ltd.	167,267	2,827,409
Marico Ltd.	115,260	702,623
Maruti Suzuki India Ltd.	23,874	2,602,545
Mphasis Ltd.	13,941	355,731
MRF Ltd.	431	479,515
Muthoot Finance Ltd.	5,285	67,648
Nestle India Ltd.	6,422	1,494,073
NTPC Ltd.	808,761	1,693,925
Oil & Natural Gas Corp. Ltd.	477,822	851,410
Page Industries Ltd.	1,252	613,624
Petronet LNG Ltd.	182,212	485,040
PI Industries Ltd.	17,308	635,599
Pidilite Industries Ltd.	34,400	959,697
Power Grid Corp. of India Ltd.	550,904	1,461,959
Reliance Industries Ltd.	572,123	16,504,252
Samvardhana Motherson International Ltd.	407,031	377,082
SBI Cards & Payment Services Ltd.	34,525	305,764
SBI Life Insurance Co. Ltd.(c)	87,712	1,309,416
Shree Cement Ltd.	2,197	637,883
Shriram Finance Ltd.	39,368	621,056
Siemens Ltd.	13,495	483,647
SRF Ltd.	26,579	711,585
State Bank of India	348,569	2,367,144
Sun Pharmaceutical Industries Ltd.	172,199	2,180,284
Tata Consultancy Services Ltd.	168,961	6,973,638
Tata Consumer Products Ltd.	126,385	1,128,526
Tata Elxsi Ltd.	6,664	543,454
Tata Motors Ltd.(b)	316,923	1,764,979
Tata Power Co. Ltd. (The)	275,212	719,091
Tata Steel Ltd.	1,394,406	2,053,598
Tech Mahindra Ltd.	111,816	1,396,192
Titan Co. Ltd.	69,321	2,021,877
Torrent Pharmaceuticals Ltd.	9,177	170,906
Trent Ltd.	33,116	485,665
Tube Investments of India Ltd.	22,398	717,274
TVS Motor Co. Ltd.	30,515	387,951
UltraTech Cement Ltd.	19,763	1,715,534
United Spirits Ltd.(b)	65,568	617,569
UPL Ltd.	99,044	918,632
Varun Beverages Ltd.	45,595	640,354
Vedanta Ltd.	151,110	617,428
Wipro Ltd.	244,015	1,194,872

Security	Shares	Value

India (continued)
Yes Bank Ltd.(b)	1,864,666	$394,491
Zomato Ltd.(b)	518,210	317,543

		166,445,970

Indonesia — 0.5%
Adaro Energy Indonesia Tbk PT	3,117,700	617,757
Aneka Tambang Tbk	1,692,000	262,174
Astra International Tbk PT	3,670,000	1,474,429
Bank Central Asia Tbk PT	10,322,500	5,858,111
Bank Jago Tbk PT(b)	744,100	160,214
Bank Mandiri Persero Tbk PT	3,573,784	2,381,341
Bank Negara Indonesia Persero Tbk PT	1,226,600	751,894
Bank Rakyat Indonesia Persero Tbk PT	12,824,216	3,932,774
Barito Pacific Tbk PT	6,177,032	340,638
Charoen Pokphand Indonesia Tbk PT	1,588,400	617,931
Indah Kiat Pulp & Paper Tbk PT	573,200	319,427
Indofood CBP Sukses Makmur Tbk PT	324,000	218,469
Indofood Sukses Makmur Tbk PT	591,300	265,730
Kalbe Farma Tbk PT	4,964,400	683,496
Merdeka Copper Gold Tbk PT(b)	2,540,107	804,453
Sarana Menara Nusantara Tbk PT	3,412,000	255,545
Semen Indonesia Persero Tbk PT	698,730	346,127
Sumber Alfaria Trijaya Tbk PT	3,233,800	611,293
Telkom Indonesia Persero Tbk PT	9,333,500	2,412,081
Unilever Indonesia Tbk PT	1,500,200	466,984
United Tractors Tbk PT	337,545	554,167
Vale Indonesia Tbk PT(b)	301,500	150,356

		23,485,391

Ireland — 0.5%
AIB Group PLC	149,215	626,791
Bank of Ireland Group PLC	174,394	1,863,198
CRH PLC	150,839	7,047,582
Flutter Entertainment PLC, Class DI(b)	30,648	4,760,645
Kerry Group PLC, Class A	29,111	2,727,703
Kingspan Group PLC	30,782	1,979,777
Smurfit Kappa Group PLC	42,585	1,787,911

		20,793,607

Israel — 0.4%
Azrieli Group Ltd.	9,109	586,734
Bank Hapoalim BM	223,539	2,011,975
Bank Leumi Le-Israel BM	267,909	2,367,614
Bezeq The Israeli Telecommunication Corp. Ltd.	375,542	622,353
Check Point Software Technologies Ltd.(a)(b)	18,746	2,384,491
CyberArk Software Ltd.(b)	7,887	1,111,121
Elbit Systems Ltd.	5,324	893,815
ICL Group Ltd.	137,139	1,088,834
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	209,437	1,071,210
Mizrahi Tefahot Bank Ltd.	26,017	859,359
Nice Ltd.(b)	12,060	2,494,108
Teva Pharmaceutical Industries Ltd., ADR(b)	207,967	2,191,972
Tower Semiconductor Ltd.(b)	23,499	988,489
Wix.com Ltd.(b)	10,536	916,421
ZIM Integrated Shipping Services Ltd.(a)	15,714	297,780

		19,886,280

Italy — 1.5%
Amplifon SpA	23,813	657,554
Assicurazioni Generali SpA	201,452	3,932,607
DiaSorin SpA	4,769	620,827
Enel SpA	1,497,257	8,816,029

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Eni SpA	468,151	$7,204,014
Ferrari NV	23,774	5,940,746
FinecoBank Banca Fineco SpA	111,525	2,002,080
Infrastrutture Wireless Italiane SpA(c)	75,763	830,270
Intesa Sanpaolo SpA	3,089,912	8,124,212
Mediobanca Banca di Credito Finanziario SpA	121,149	1,302,345
Moncler SpA	38,473	2,407,935
Nexi SpA(b)(c)	105,594	930,002
Poste Italiane SpA(c)	82,333	879,648
Prysmian SpA	48,467	1,979,279
Recordati Industria Chimica e Farmaceutica SpA	17,464	765,071
Snam SpA	391,164	1,992,406
Stellantis NV	408,805	6,426,819
Telecom Italia SpA/Milano(a)(b)	1,826,355	525,822
Tenaris SA	91,716	1,625,276
Terna - Rete Elettrica Nazionale	267,570	2,116,977
UniCredit SpA	361,930	7,068,904

		66,148,823

Japan — 13.7%
Advantest Corp.	35,700	2,559,011
Aeon Co. Ltd.	119,300	2,445,850
AGC Inc.	35,600	1,311,711
Aisin Corp.	26,300	767,316
Ajinomoto Co. Inc.	82,900	2,733,096
ANA Holdings Inc.(b)	27,900	617,504
Asahi Group Holdings Ltd.	83,100	2,744,148
Asahi Intecc Co. Ltd.	46,500	815,804
Asahi Kasei Corp.	233,600	1,770,135
Astellas Pharma Inc.	345,100	5,079,917
Azbil Corp.	23,500	662,664
Bandai Namco Holdings Inc.	41,900	2,802,010
Bridgestone Corp.	105,000	3,919,985
Brother Industries Ltd.	41,500	644,589
Canon Inc.	187,900	4,169,941
Capcom Co. Ltd.	33,100	1,072,566
Central Japan Railway Co.	26,500	3,232,331
Chiba Bank Ltd. (The)	102,200	773,286
Chubu Electric Power Co. Inc.	115,400	1,242,982
Chugai Pharmaceutical Co. Ltd.	121,900	3,160,267
Concordia Financial Group Ltd.	215,600	947,424
CyberAgent Inc.	74,400	695,785
Dai Nippon Printing Co. Ltd.	40,800	963,273
Daifuku Co. Ltd.	17,300	952,602
Dai-ichi Life Holdings Inc.	186,800	4,382,844
Daiichi Sankyo Co. Ltd.	327,800	10,295,192
Daikin Industries Ltd.	46,000	7,989,950
Daito Trust Construction Co. Ltd.	10,600	1,047,477
Daiwa House Industry Co. Ltd.	109,700	2,634,447
Daiwa House REIT Investment Corp.	467	1,016,068
Daiwa Securities Group Inc.	259,700	1,225,550
Denso Corp.	86,600	4,676,893
Dentsu Group Inc.	37,600	1,211,054
Disco Corp.	5,500	1,652,379
East Japan Railway Co.	55,400	3,089,005
Eisai Co. Ltd.	46,700	2,889,327
ENEOS Holdings Inc.	574,000	2,055,033
FANUC Corp.	35,300	6,237,141
Fast Retailing Co. Ltd.	10,900	6,620,217
Fuji Electric Co. Ltd.	22,900	926,946
FUJIFILM Holdings Corp.	66,000	3,492,795

Security	Shares	Value

Japan (continued)
Fujitsu Ltd.	36,200	$5,154,131
GLP J-REIT	956	1,081,772
GMO Payment Gateway Inc.	8,100	749,509
Hakuhodo DY Holdings Inc.	43,300	467,958
Hamamatsu Photonics KK	25,400	1,357,129
Hankyu Hanshin Holdings Inc.	41,200	1,224,564
Hikari Tsushin Inc.	3,900	556,679
Hirose Electric Co. Ltd.	6,700	872,235
Hitachi Construction Machinery Co. Ltd.	19,000	448,083
Hitachi Ltd.	179,600	9,418,664
Honda Motor Co. Ltd.	301,400	7,455,585
Hoshizaki Corp.	20,500	736,898
Hoya Corp.	70,200	7,720,029
Hulic Co. Ltd.	69,100	567,987
Ibiden Co. Ltd.	24,200	944,499
Idemitsu Kosan Co. Ltd.	34,872	871,827
Iida Group Holdings Co. Ltd.	25,700	428,431
Inpex Corp.	192,400	2,114,214
Isuzu Motors Ltd.	107,100	1,354,316
Ito En Ltd.	10,300	367,501
ITOCHU Corp.	220,200	7,117,264
Itochu Techno-Solutions Corp.	16,400	406,023
Japan Airlines Co. Ltd.(b)	26,200	555,638
Japan Exchange Group Inc.	96,100	1,470,769
Japan Metropolitan Fund Invest	1,317	1,018,152
Japan Post Bank Co. Ltd.	72,200	641,488
Japan Post Holdings Co. Ltd.	437,400	3,840,135
Japan Post Insurance Co. Ltd.	34,400	613,695
Japan Real Estate Investment Corp.	222	951,823
Japan Tobacco Inc.	221,300	4,512,729
JFE Holdings Inc.	86,100	1,135,284
JSR Corp.	35,300	794,256
Kajima Corp.	72,600	891,621
Kakaku.com Inc.	25,700	428,473
Kansai Electric Power Co. Inc. (The)	136,500	1,312,733
Kao Corp.	87,900	3,553,079
KDDI Corp.	300,100	9,376,154
Keio Corp.	18,700	686,374
Keisei Electric Railway Co. Ltd.	24,400	711,723
Keyence Corp.	36,800	16,941,570
Kikkoman Corp.	26,200	1,385,773
Kintetsu Group Holdings Co. Ltd.	30,200	983,462
Kirin Holdings Co. Ltd.	150,800	2,323,786
Kobayashi Pharmaceutical Co. Ltd.	10,600	760,996
Kobe Bussan Co. Ltd.	30,800	889,250
Koei Tecmo Holdings Co. Ltd.	48,200	876,573
Koito Manufacturing Co. Ltd.	39,000	657,859
Komatsu Ltd.	169,300	4,160,456
Konami Group Corp.	17,200	845,784
Kose Corp.	6,300	695,097
Kubota Corp.	190,400	2,861,386
Kurita Water Industries Ltd.	19,000	859,147
Kyocera Corp.	58,300	3,025,269
Kyowa Kirin Co. Ltd.	51,000	1,137,348
Lasertec Corp.	14,300	2,707,317
Lixil Corp.	50,900	878,726
M3 Inc.	79,300	2,168,293
Makita Corp.	38,800	1,033,509
Marubeni Corp.	289,600	3,552,980
Mazda Motor Corp.	106,200	845,351

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
McDonald’s Holdings Co. Japan Ltd.(a)	15,000	$592,611
MEIJI Holdings Co. Ltd.	20,590	1,061,881
MINEBEA MITSUMI Inc.	65,100	1,134,868
MISUMI Group Inc.	52,800	1,328,842
Mitsubishi Chemical Group Corp.	231,100	1,296,805
Mitsubishi Corp.	235,400	7,882,593
Mitsubishi Electric Corp.	355,100	3,913,469
Mitsubishi Estate Co. Ltd.	216,200	2,778,844
Mitsubishi HC Capital Inc.	128,100	653,841
Mitsubishi Heavy Industries Ltd.	59,300	2,325,151
Mitsubishi UFJ Financial Group Inc.	2,248,800	16,472,192
Mitsui & Co. Ltd.	265,200	7,824,124
Mitsui Chemicals Inc.	30,900	727,340
Mitsui Fudosan Co. Ltd.	166,700	3,124,565
Mitsui OSK Lines Ltd.	62,900	1,561,097
Mizuho Financial Group Inc.	447,460	6,989,526
MonotaRO Co. Ltd.	54,000	818,011
MS&AD Insurance Group Holdings Inc.	80,100	2,569,104
Murata Manufacturing Co. Ltd.	105,000	5,999,751
NEC Corp.	43,600	1,575,164
Nexon Co. Ltd.	87,200	2,102,614
NGK Insulators Ltd.	43,800	606,248
Nidec Corp.	82,800	4,588,680
Nihon M&A Center Holdings Inc.	60,700	620,561
Nintendo Co. Ltd.	206,900	8,970,722
Nippon Building Fund Inc.	263	1,149,405
Nippon Express Holdings Inc.	13,400	777,638
Nippon Paint Holdings Co. Ltd.	171,000	1,561,140
Nippon Prologis REIT Inc.	387	878,157
Nippon Sanso Holdings Corp.	48,000	782,922
Nippon Shinyaku Co. Ltd.	10,700	550,688
Nippon Steel Corp.	148,486	3,090,695
Nippon Telegraph & Telephone Corp.	221,800	6,650,788
Nippon Yusen KK	88,200	2,098,177
Nissan Chemical Corp.	24,600	1,161,357
Nissan Motor Co. Ltd.	429,300	1,542,449
Nisshin Seifun Group Inc.	38,625	483,797
Nissin Foods Holdings Co. Ltd.	13,000	1,016,309
Nitori Holdings Co. Ltd.	17,600	2,329,460
Nitto Denko Corp.	24,900	1,609,472
Nomura Holdings Inc.	541,200	2,159,837
Nomura Real Estate Holdings Inc.	23,200	511,338
Nomura Real Estate Master Fund Inc.	742	867,743
Nomura Research Institute Ltd.	73,100	1,754,954
NTT Data Corp.	116,100	1,800,871
Obayashi Corp.	116,900	906,761
Obic Co. Ltd.	12,800	2,052,181
Odakyu Electric Railway Co. Ltd.	52,600	691,551
Oji Holdings Corp.	142,400	588,503
Olympus Corp.	228,400	4,293,831
Omron Corp.	40,500	2,343,353
Ono Pharmaceutical Co. Ltd.	67,500	1,464,661
Open House Group Co. Ltd.	14,000	529,624
Oracle Corp. Japan	7,900	541,204
Oriental Land Co. Ltd./Japan	36,800	6,131,610
ORIX Corp.	222,400	3,910,455
Osaka Gas Co. Ltd.	80,700	1,302,247
Otsuka Corp.	19,200	631,671
Otsuka Holdings Co. Ltd.	72,400	2,322,622
Pan Pacific International Holdings Corp.	70,700	1,307,464

Security	Shares	Value

Japan (continued)
Panasonic Holdings Corp.	411,300	$3,814,136
Persol Holdings Co. Ltd.	37,700	826,592
Rakuten Group Inc.(b)	158,800	809,633
Recruit Holdings Co. Ltd.	267,300	8,596,438
Renesas Electronics Corp.(b)	216,100	2,222,826
Resona Holdings Inc.	403,300	2,231,751
Ricoh Co. Ltd.	109,700	851,559
Rohm Co. Ltd.	15,300	1,226,012
SBI Holdings Inc.	43,400	920,049
SCSK Corp.	26,900	438,131
Secom Co. Ltd.	38,600	2,299,624
Seiko Epson Corp.	50,500	783,154
Sekisui Chemical Co. Ltd.	67,400	944,158
Sekisui House Ltd.	112,000	2,116,717
Seven & i Holdings Co. Ltd.	139,500	6,586,199
SG Holdings Co. Ltd.	51,700	797,799
Sharp Corp./Japan	34,000	282,610
Shimadzu Corp.	42,200	1,296,851
Shimano Inc.	13,400	2,389,694
Shimizu Corp.	98,000	549,358
Shin-Etsu Chemical Co. Ltd.	69,200	10,201,672
Shionogi & Co. Ltd.	48,500	2,311,243
Shiseido Co. Ltd.	81,200	4,220,451
Shizuoka Financial Group Inc., NVS	93,700	793,792
SMC Corp.	10,500	5,333,061
SoftBank Corp.	533,000	6,098,636
SoftBank Group Corp.	223,700	10,590,417
Sompo Holdings Inc.	57,300	2,466,701
Sony Group Corp.	236,000	21,086,962
Square Enix Holdings Co. Ltd.	16,600	785,035
Subaru Corp.	111,600	1,833,771
SUMCO Corp.	62,300	923,085
Sumitomo Chemical Co. Ltd.	259,600	996,509
Sumitomo Corp.	207,400	3,722,815
Sumitomo Electric Industries Ltd.	129,600	1,557,294
Sumitomo Metal Mining Co. Ltd.	45,900	1,863,688
Sumitomo Mitsui Financial Group Inc.	243,800	10,595,807
Sumitomo Mitsui Trust Holdings Inc.	61,800	2,251,290
Sumitomo Realty & Development Co. Ltd.	56,100	1,367,557
Suntory Beverage & Food Ltd.	23,300	786,788
Suzuki Motor Corp.	67,200	2,519,475
Sysmex Corp.	30,800	2,044,660
T&D Holdings Inc.	98,800	1,581,417
Taisei Corp.	31,600	1,090,894
Takeda Pharmaceutical Co. Ltd.	280,013	8,802,872
TDK Corp.	71,000	2,536,564
Terumo Corp.	118,200	3,440,844
TIS Inc.	40,500	1,167,832
Tobu Railway Co. Ltd.	32,800	769,590
Toho Co. Ltd./Tokyo	19,500	720,202
Tokio Marine Holdings Inc.	342,600	7,175,655
Tokyo Electric Power Co. Holdings Inc.(b)	311,200	1,165,378
Tokyo Electron Ltd.	27,500	9,611,914
Tokyo Gas Co. Ltd.	73,000	1,528,598
Tokyu Corp.	97,400	1,252,504
Toppan Inc.	47,500	765,328
Toray Industries Inc.	257,400	1,581,478
Toshiba Corp.	71,100	2,442,047
Tosoh Corp.	47,300	618,845
TOTO Ltd.	23,800	924,937

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toyota Industries Corp.	25,900	$1,576,601
Toyota Motor Corp.	1,985,300	29,155,545
Toyota Tsusho Corp.	39,100	1,655,578
Trend Micro Inc./Japan(b)	23,100	1,143,774
Unicharm Corp.	74,200	2,830,406
USS Co. Ltd.	48,300	794,446
Welcia Holdings Co. Ltd.	18,500	413,487
West Japan Railway Co.	38,900	1,629,074
Yakult Honsha Co. Ltd.	23,700	1,691,893
Yamaha Corp.	25,800	1,003,209
Yamaha Motor Co. Ltd.	53,700	1,322,668
Yamato Holdings Co. Ltd.	49,600	867,848
Yaskawa Electric Corp.	46,000	1,798,098
Yokogawa Electric Corp.	50,300	883,247
Z Holdings Corp.	488,500	1,421,397
ZOZO Inc.	28,400	736,219

		620,773,799

Kuwait — 0.2%
Agility Public Warehousing Co. KSC	323,275	629,913
Boubyan Bank KSCP	313,108	805,095
Gulf Bank KSCP	110,189	113,212
Kuwait Finance House KSCP	1,275,945	3,508,504
Mabanee Co. KPSC	113,325	318,514
Mobile Telecommunications Co. KSCP	496,305	902,809
National Bank of Kuwait SAKP	1,345,834	4,844,698

		11,122,745

Malaysia — 0.4%
AMMB Holdings Bhd	144,700	138,688
Axiata Group Bhd	608,700	433,662
CIMB Group Holdings Bhd	1,065,200	1,438,715
Dialog Group Bhd	782,400	478,461
DiGi.Com Bhd	749,500	741,255
Genting Bhd	435,500	506,856
Genting Malaysia Bhd	575,800	384,434
Hartalega Holdings Bhd(a)	329,600	124,841
Hong Leong Bank Bhd	151,800	731,280
Hong Leong Financial Group Bhd	102,600	445,218
IHH Healthcare Bhd	517,400	719,357
Inari Amertron Bhd	599,100	367,184
IOI Corp. Bhd	648,000	581,462
Kuala Lumpur Kepong Bhd	86,200	433,648
Malayan Banking Bhd	773,700	1,586,849
Malaysia Airports Holdings Bhd(b)	211,200	350,100
Maxis Bhd	626,500	582,793
MISC Bhd	168,200	288,896
MR DIY Group M Bhd(c)	66,200	29,570
Petronas Chemicals Group Bhd(a)	498,900	979,061
Petronas Dagangan Bhd	61,800	315,827
Petronas Gas Bhd	188,000	741,291
PPB Group Bhd	200,700	828,065
Press Metal Aluminium Holdings Bhd	617,600	753,325
Public Bank Bhd	2,650,000	2,637,857
RHB Bank Bhd	402,595	543,492
Sime Darby Bhd	511,200	277,614
Sime Darby Plantation Bhd	432,600	439,837
Telekom Malaysia Bhd	131,500	161,315
Tenaga Nasional Bhd	428,000	945,796
Top Glove Corp. Bhd	851,300	166,369

		19,153,118

Security	Shares	Value

Mexico — 0.7%
Alfa SAB de CV, Class A	150,200	$108,798
America Movil SAB de CV, Series L, NVS	5,354,500	5,596,057
Arca Continental SAB de CV	57,800	510,579
Banco del Bajio SA(c)	107,900	434,511
Cemex SAB de CV, NVS(b)	2,928,508	1,561,415
Coca-Cola Femsa SAB de CV	63,100	480,057
Fibra Uno Administracion SA de CV	651,800	882,658
Fomento Economico Mexicano SAB de CV	364,900	3,196,230
Gruma SAB de CV, Class B	28,640	416,569
Grupo Aeroportuario del Pacifico SAB de CV, Class B	56,900	982,322
Grupo Aeroportuario del Sureste SAB de CV, Class B	42,065	1,142,516
Grupo Bimbo SAB de CV, Series A	269,300	1,344,605
Grupo Carso SAB de CV, Series A1	70,900	358,896
Grupo Financiero Banorte SAB de CV, Class O	486,500	4,035,285
Grupo Financiero Inbursa SAB de CV, Class O(b)	492,300	1,058,822
Grupo Mexico SAB de CV, Series B	606,929	2,699,038
Grupo Televisa SAB, CPO	476,200	582,400
Industrias Penoles SAB de CV(b)	29,440	419,560
Kimberly-Clark de Mexico SAB de CV, Class A	365,400	697,404
Operadora De Sites Mexicanos SAB de CV	163,700	176,475
Orbia Advance Corp. SAB de CV	168,400	337,328
Promotora y Operadora de Infraestructura SAB de CV	22,310	216,187
Wal-Mart de Mexico SAB de CV	1,003,900	3,932,326

		31,170,038

Netherlands — 2.9%
ABN AMRO Bank NV, CVA(c)	76,691	1,272,883
Adyen NV(b)(c)	4,055	6,130,783
Aegon NV	337,744	1,862,925
AerCap Holdings NV(a)(b)	24,893	1,573,487
Akzo Nobel NV	34,858	2,596,397
ASM International NV	8,843	2,990,755
ASML Holding NV	75,810	50,159,508
Davide Campari-Milano NV	96,115	1,031,033
EXOR NV, NVS(b)	20,772	1,651,138
Heineken Holding NV	21,245	1,754,112
Heineken NV	48,407	4,837,742
IMCD NV	10,580	1,677,266
ING Groep NV(b)	712,807	10,321,631
JDE Peet’s NV	18,842	564,750
Just Eat Takeaway.com NV(b)(c)	34,832	893,565
Koninklijke Ahold Delhaize NV	196,665	5,869,853
Koninklijke DSM NV	32,733	4,209,529
Koninklijke KPN NV	650,537	2,224,084
Koninklijke Philips NV	164,979	2,848,437
NEPI Rockcastle NV	91,784	570,282
NN Group NV	52,149	2,265,774
OCI NV	19,533	664,912
Pepco Group NV(b)(c)	11,071	107,372
Prosus NV	156,226	12,614,504
QIAGEN NV(b)	43,737	2,133,626
Randstad NV	21,274	1,363,628
Universal Music Group NV	136,556	3,490,694
Wolters Kluwer NV	49,953	5,446,027

		133,126,697

New Zealand — 0.1%
Auckland International Airport Ltd.(b)	233,498	1,285,064
Fisher & Paykel Healthcare Corp. Ltd.	95,334	1,564,544
Mercury NZ Ltd.	122,434	475,650
Meridian Energy Ltd.	260,835	901,499

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Spark New Zealand Ltd.	401,557	$1,353,944

		5,580,701

Norway — 0.4%
Adevinta ASA(b)	56,701	486,088
Aker BP ASA	57,296	1,745,336
DNB Bank ASA	176,399	3,298,585
Equinor ASA	178,249	5,432,431
Gjensidige Forsikring ASA	45,316	814,485
Kongsberg Gruppen ASA	14,077	560,429
Mowi ASA	77,922	1,440,907
Norsk Hydro ASA	254,244	2,061,372
Orkla ASA	141,935	1,059,647
Salmar ASA	11,687	543,441
Telenor ASA	123,034	1,287,995
Yara International ASA	31,516	1,400,296

		20,131,012

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	32,820	265,514
Credicorp Ltd.	13,297	1,785,787
Southern Copper Corp.	14,677	1,103,857

		3,155,158

Philippines — 0.2%
Aboitiz Equity Ventures Inc.	288,830	301,537
ACEN Corp.	2,023,970	260,372
Ayala Corp.	36,090	469,345
Ayala Land Inc.	1,633,020	880,789
Bank of the Philippine Islands	310,176	597,245
BDO Unibank Inc.	455,924	1,028,307
Globe Telecom Inc.	3,511	130,196
International Container Terminal Services Inc.	228,090	867,093
JG Summit Holdings Inc.	765,010	752,464
Jollibee Foods Corp.	118,510	517,082
Manila Electric Co.	5,140	26,444
Metropolitan Bank & Trust Co.	649,698	682,600
Monde Nissin Corp.(c)	1,398,600	338,979
PLDT Inc.	17,570	435,438
SM Investments Corp.	36,055	609,697
SM Prime Holdings Inc.	2,069,800	1,402,452
Universal Robina Corp.	111,110	280,685

		9,580,725

Poland — 0.2%
Allegro.eu SA(b)(c)	64,522	449,108
Bank Polska Kasa Opieki SA	37,885	809,574
CD Projekt SA	12,729	410,750
Cyfrowy Polsat SA	81,123	344,465
Dino Polska SA(b)(c)	8,367	758,006
KGHM Polska Miedz SA	28,643	936,429
LPP SA	207	484,875
mBank SA(b)	2,641	194,702
PGE Polska Grupa Energetyczna SA(b)	166,457	288,235
Polski Koncern Naftowy ORLEN SA	108,990	1,636,988
Powszechna Kasa Oszczednosci Bank Polski SA	173,201	1,291,820
Powszechny Zaklad Ubezpieczen SA	100,008	850,066
Santander Bank Polska SA	8,470	563,104

		9,018,122

Portugal — 0.1%
EDP - Energias de Portugal SA	540,568	2,685,681
Galp Energia SGPS SA	94,802	1,297,654

Security	Shares	Value

Portugal (continued)
Jeronimo Martins SGPS SA	51,963	$1,128,154

		5,111,489

Qatar — 0.3%
Barwa Real Estate Co.	298,500	232,127
Commercial Bank PSQC (The)	518,997	853,005
Industries Qatar QSC	296,396	1,141,694
Masraf Al Rayan QSC	1,070,037	800,983
Mesaieed Petrochemical Holding Co.	810,466	478,009
Ooredoo QPSC	228,556	558,338
Qatar Electricity & Water Co. QSC	130,939	635,571
Qatar Fuel QSC	91,366	446,384
Qatar Gas Transport Co. Ltd.	150,038	156,123
Qatar International Islamic Bank QSC	130,809	369,427
Qatar Islamic Bank SAQ	300,513	1,613,729
Qatar National Bank QPSC	832,237	4,101,460

		11,386,850

Russia — 0.0%
Alrosa PJSC(b)(d)	504,040	72
Gazprom PJSC(d)	2,086,234	297
Inter RAO UES PJSC(d)	5,597,000	797
LUKOIL PJSC(d)	71,534	10
Magnit PJSC(d)	10,825	2
Magnit PJSC, GDR(d)	4	—
MMC Norilsk Nickel PJSC(d)	11,400	2
Mobile TeleSystems PJSC(d)	193,438	28
Moscow Exchange MICEX-RTS PJSC(b)(d)	287,200	41
Novatek PJSC(d)	162,260	23
Novolipetsk Steel PJSC(d)	223,890	32
Ozon Holdings PLC, GDR(b)(d)	8,288	1
PhosAgro PJSC(d)	9,664	1
PhosAgro PJSC, GDR(d)(e)	1	—
PhosAgro PJSC, New(d)	187	2
Polymetal International PLC(b)(d)	52,614	8
Polyus PJSC(b)(d)	5,198	1
Rosneft Oil Co. PJSC(d)	165,180	24
Sberbank of Russia PJSC(b)(d)	1,882,550	268
Severstal PAO(d)	30,098	4
Surgutneftegas PJSC(d)	1,575,550	224
Tatneft PJSC(d)	206,881	29
TCS Group Holding PLC, GDR(b)(d)(e)	20,990	3
United Co. RUSAL International PJSC(b)(d)	563,790	80
VK Co. Ltd.(b)(d)	21,979	3
VTB Bank PJSC(b)(d)	493,800,000	70
X5 Retail Group NV, GDR(d)(e)	16,185	2
Yandex NV(b)(d)	54,504	8

		2,032

Saudi Arabia — 1.1%
ACWA Power Co.	20,990	852,133
Advanced Petrochemical Co.	32,866	414,495
Al Rajhi Bank(b)	373,819	8,205,792
Alinma Bank	187,374	1,650,771
Almarai Co. JSC	27,927	413,873
AngloGold Ashanti Ltd.	80,648	1,695,630
Arab National Bank	117,987	872,278
Arabian Internet & Communications Services Co.	2,333	157,977
Bank AlBilad(b)	116,291	1,396,483
Bank Al-Jazira	94,438	490,225
Banque Saudi Fransi	129,600	1,417,158
Bupa Arabia for Cooperative Insurance Co.	11,575	482,909

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Dallah Healthcare Co.	8,279	$303,529
Dar Al Arkan Real Estate Development Co.(b)	88,079	294,780
Dr Sulaiman Al Habib Medical Services Group Co.	15,112	944,544
Elm Co.	6,255	596,323
Emaar Economic City(b)	44,738	97,917
Etihad Etisalat Co.	72,427	684,232
Jarir Marketing Co.	18,330	736,765
Mobile Telecommunications Co.(b)	14,750	41,278
Mouwasat Medical Services Co.	8,236	453,424
Nahdi Medical Co.	2,811	142,603
National Industrialization Co.(b)	52,344	173,188
Rabigh Refining & Petrochemical Co.(b)	79,475	237,879
Reinet Investments SCA	25,222	477,638
Riyad Bank	251,147	2,071,559
SABIC Agri-Nutrients Co.	41,846	1,534,290
Sahara International Petrochemical Co.	82,057	816,409
Saudi Arabian Mining Co.(b)	168,945	3,342,972
Saudi Arabian Oil Co.(c)	414,561	3,657,459
Saudi Basic Industries Corp.	160,964	3,994,421
Saudi British Bank (The)	162,019	1,569,861
Saudi Electricity Co.	199,910	1,231,840
Saudi Industrial Investment Group	53,523	355,632
Saudi Investment Bank (The)	84,047	403,773
Saudi Kayan Petrochemical Co.(b)	122,721	437,482
Saudi National Bank (The)	397,901	5,037,257
Saudi Research & Media Group(b)	6,475	324,637
Saudi Tadawul Group Holding Co.	7,091	307,232
Saudi Telecom Co.	261,737	2,583,133
Savola Group (The)	35,892	287,995
Yanbu National Petrochemical Co.	44,160	523,296

		51,713,072

Singapore — 1.0%
CapitaLand Ascendas REIT	613,177	1,349,376
CapitaLand Integrated Commercial Trust	1,001,221	1,638,131
Capitaland Investment Ltd/Singapore	484,800	1,468,755
City Developments Ltd.	62,800	398,581
DBS Group Holdings Ltd.	339,500	9,294,244
Genting Singapore Ltd.	1,183,900	896,637
Grab Holdings Ltd., Class A(b)	243,596	923,229
Jardine Cycle & Carriage Ltd.	18,400	407,921
Keppel Corp. Ltd.	284,900	1,644,915
Mapletree Logistics Trust	612,397	791,702
Mapletree Pan Asia Commercial Trust	390,300	543,072
Oversea-Chinese Banking Corp. Ltd.	631,275	6,237,217
Sea Ltd., ADR(b)	67,647	4,359,849
Singapore Airlines Ltd.	264,350	1,195,355
Singapore Exchange Ltd.	121,400	855,083
Singapore Technologies Engineering Ltd.	303,700	853,865
Singapore Telecommunications Ltd.	1,528,100	2,926,558
United Overseas Bank Ltd.	220,900	5,021,196
UOL Group Ltd.	70,400	375,624
Venture Corp. Ltd.	58,200	821,863
Wilmar International Ltd.	356,800	1,109,298

		43,112,471

South Africa — 1.0%
Absa Group Ltd.	147,439	1,694,414
African Rainbow Minerals Ltd.	9,311	151,839
Anglo American Platinum Ltd.	10,441	776,508
Aspen Pharmacare Holdings Ltd.	78,149	681,828

Security	Shares	Value

South Africa (continued)
Bid Corp. Ltd.	68,811	$1,417,744
Bidvest Group Ltd. (The)	66,094	853,068
Capitec Bank Holdings Ltd.	15,339	1,584,308
Clicks Group Ltd.	53,809	820,680
Discovery Ltd.(b)	90,010	715,952
Exxaro Resources Ltd.	55,816	700,482
FirstRand Ltd.	949,205	3,526,864
Foschini Group Ltd. (The)	42,964	268,565
Gold Fields Ltd.	168,824	1,924,238
Growthpoint Properties Ltd.	775,516	624,870
Harmony Gold Mining Co. Ltd.	112,396	400,284
Impala Platinum Holdings Ltd.	158,362	1,836,338
Kumba Iron Ore Ltd.	11,754	359,908
Mr. Price Group Ltd.	58,105	549,860
MTN Group Ltd.	321,303	2,719,707
MultiChoice Group	74,219	511,002
Naspers Ltd., Class N	40,747	7,877,978
Nedbank Group Ltd.	75,264	973,977
Northam Platinum Holdings Ltd.(b)	69,153	678,296
Old Mutual Ltd.	937,056	638,771
Pepkor Holdings Ltd.(c)	152,678	180,318
Remgro Ltd.	97,625	785,488
Sanlam Ltd.	297,107	961,329
Sasol Ltd.	107,318	1,949,627
Shoprite Holdings Ltd.	91,736	1,269,916
Sibanye Stillwater Ltd.	500,678	1,323,418
SPAR Group Ltd. (The)	22,459	177,413
Standard Bank Group Ltd.	241,693	2,411,543
Vodacom Group Ltd.	106,548	748,804
Woolworths Holdings Ltd.	210,901	914,026

		43,009,363

South Korea — 3.2%
Amorepacific Corp.	5,730	681,105
BGF retail Co. Ltd.	1,851	280,556
Celltrion Healthcare Co. Ltd.	17,989	841,893
Celltrion Inc.	19,327	2,550,801
Celltrion Pharm Inc.(b)	4,142	216,230
Cheil Worldwide Inc.	7,525	134,477
CJ CheilJedang Corp.	1,856	520,719
CJ Corp.	3,698	247,908
Coway Co. Ltd.	11,053	501,235
DB Insurance Co. Ltd.	11,018	587,163
Doosan Bobcat Inc.	7,784	220,896
Doosan Enerbility Co. Ltd.(b)	76,284	1,043,161
Ecopro BM Co. Ltd.	9,588	782,827
E-MART Inc.(b)	3,856	327,708
F&F Co. Ltd./New	3,377	418,929
GS Holdings Corp.(b)	8,060	289,619
Hana Financial Group Inc.	52,322	2,078,607
Hankook Tire & Technology Co. Ltd.	17,585	464,065
Hanmi Pharm Co. Ltd.	1,594	333,016
Hanon Systems	28,015	208,997
Hanwha Solutions Corp.(b)	20,157	747,003
HD Hyundai Co. Ltd.	11,118	552,668
HLB Inc.(b)	21,562	536,511
HMM Co. Ltd.	51,279	911,924
Hotel Shilla Co. Ltd.	7,051	455,658
HYBE Co. Ltd.(b)	3,332	524,232
Hyundai Engineering & Construction Co. Ltd.	15,809	491,492
Hyundai Glovis Co. Ltd.	3,843	520,082

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hyundai Heavy Industries Co. Ltd.(b)	2,708	$245,813
Hyundai Mipo Dockyard Co. Ltd.(b)	3,825	251,189
Hyundai Mobis Co. Ltd.	11,928	1,994,446
Hyundai Motor Co.	25,727	3,507,140
Hyundai Steel Co.	18,521	517,350
Iljin Materials Co. Ltd.	4,872	250,519
Industrial Bank of Korea(b)	56,621	472,570
Kakao Corp.(b)	58,946	2,967,181
Kakao Games Corp.(b)	7,024	267,037
KakaoBank Corp.(b)	27,311	605,966
Kangwon Land Inc.(b)	22,791	436,719
KB Financial Group Inc.	74,982	3,417,109
Kia Corp.	49,167	2,678,712
Korea Aerospace Industries Ltd.	15,033	589,887
Korea Electric Power Corp.(b)	47,254	762,927
Korea Investment Holdings Co. Ltd.	8,085	412,575
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	8,149	529,259
Korea Zinc Co. Ltd.	1,635	720,110
Korean Air Lines Co. Ltd.(b)	30,156	596,673
Krafton Inc.(b)	5,070	744,632
KT&G Corp.(b)	18,820	1,411,717
Kumho Petrochemical Co. Ltd.	2,949	354,691
L&F Co. Ltd.	4,711	795,305
LG Chem Ltd.	9,185	5,184,041
LG Corp.	18,030	1,214,216
LG Display Co. Ltd.(b)	46,832	521,482
LG Electronics Inc.	20,515	1,680,990
LG Energy Solution(b)	6,397	2,720,965
LG H&H Co. Ltd.	1,634	990,626
LG Innotek Co. Ltd.	2,572	573,013
LG Uplus Corp.	39,381	356,132
Lotte Chemical Corp.	3,580	516,870
Lotte Shopping Co. Ltd.	1,736	133,040
Meritz Fire & Marine Insurance Co. Ltd.	4,310	180,908
Meritz Securities Co. Ltd.	64,729	337,900
Mirae Asset Securities Co. Ltd.	53,097	294,761
NAVER Corp.	24,096	4,002,963
NCSoft Corp.	3,138	1,161,472
Netmarble Corp.(c)	4,725	235,347
NH Investment & Securities Co. Ltd.	27,473	205,849
Orion Corp./Republic of Korea	5,357	542,241
Pan Ocean Co. Ltd.	52,053	256,414
Pearl Abyss Corp.(b)	6,104	226,240
POSCO Chemical Co. Ltd.	4,942	905,866
POSCO Holdings Inc.	14,719	3,616,851
S-1 Corp.	2,714	126,985
Samsung Biologics Co. Ltd.(b)(c)	3,296	2,128,162
Samsung C&T Corp.	14,528	1,403,135
Samsung Electro-Mechanics Co. Ltd.	10,506	1,227,027
Samsung Electronics Co. Ltd.	891,063	44,384,052
Samsung Engineering Co. Ltd.(b)	29,559	623,815
Samsung Fire & Marine Insurance Co. Ltd.	5,880	969,533
Samsung Heavy Industries Co. Ltd.(b)	123,760	584,864
Samsung Life Insurance Co. Ltd.	14,020	807,161
Samsung SDI Co. Ltd.	10,324	5,785,591
Samsung SDS Co. Ltd.	7,018	715,667
Samsung Securities Co. Ltd.	12,050	328,021
SD Biosensor Inc.	4,662	108,869
Shinhan Financial Group Co. Ltd.	86,147	2,913,007
SK Biopharmaceuticals Co. Ltd.(b)	6,831	403,182

Security	Shares	Value

South Korea (continued)
SK Bioscience Co. Ltd.(b)	4,585	$281,377
SK Hynix Inc.	102,268	7,398,459
SK IE Technology Co. Ltd.(b)(c)	4,895	269,096
SK Inc.	6,973	1,127,944
SK Innovation Co. Ltd.(b)	10,079	1,339,651
SK Square Co. Ltd.(b)	18,535	549,088
SKC Co. Ltd.	4,490	350,024
S-Oil Corp.	9,089	655,663
Woori Financial Group Inc.	87,774	915,554
Yuhan Corp.	14,142	601,960

		143,855,083

Spain — 1.6%
Acciona SA	4,168	813,177
ACS Actividades de Construccion y Servicios SA	45,214	1,338,050
Aena SME SA(b)(c)	12,807	1,924,239
Amadeus IT Group SA(b)	83,808	5,280,235
Banco Bilbao Vizcaya Argentaria SA	1,150,060	8,123,762
Banco Santander SA	3,149,941	11,008,853
CaixaBank SA	833,416	3,697,833
Cellnex Telecom SA(c)	99,383	3,894,619
Corp. ACCIONA Energias Renovables SA	7,727	315,989
EDP Renovaveis SA	54,187	1,178,626
Enagas SA	22,741	407,775
Endesa SA	60,772	1,211,594
Ferrovial SA	101,626	2,998,806
Grifols SA(a)(b)	55,099	729,403
Iberdrola SA	1,115,532	13,087,160
Iberdrola SA, NVS	18,592	217,183
Industria de Diseno Textil SA	204,507	6,384,874
Naturgy Energy Group SA	32,296	915,986
Red Electrica Corp. SA	64,486	1,141,331
Repsol SA	264,689	4,348,002
Telefonica SA	977,069	3,711,905

		72,729,402

Sweden — 2.1%
Alfa Laval AB	55,047	1,729,887
Assa Abloy AB, Class B	188,959	4,451,166
Atlas Copco AB, Class A	491,671	5,834,198
Atlas Copco AB, Class B	298,952	3,153,228
Boliden AB	50,771	2,278,449
Electrolux AB, Class B(a)	40,895	579,231
Embracer Group AB(a)(b)	122,370	570,382
Epiroc AB, Class A	129,600	2,521,595
Epiroc AB, Class B	68,122	1,135,762
EQT AB	56,427	1,273,262
Essity AB, Class B	114,478	2,990,639
Evolution AB(c)	33,942	3,814,777
Fastighets AB Balder, Class B(b)	118,264	609,325
Getinge AB, Class B	43,460	979,048
H & M Hennes & Mauritz AB, Class B(a)	136,235	1,677,909
Hexagon AB, Class B	364,593	4,179,512
Holmen AB, Class B	17,068	703,979
Husqvarna AB, Class B	83,970	714,407
Industrivarden AB, Class A	25,145	666,100
Industrivarden AB, Class C	26,210	690,494
Indutrade AB	50,981	1,132,146
Investment AB Latour, Class B	31,294	660,269
Investor AB, Class A	91,632	1,828,845
Investor AB, Class B	348,654	6,775,035

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Kinnevik AB, Class B(b)	46,107	$712,683
L E Lundbergforetagen AB, Class B	12,793	592,408
Lifco AB, Class B	48,580	892,431
Nibe Industrier AB, Class B	285,453	3,084,110
Nordea Bank Abp	624,237	7,297,570
Sagax AB, Class B	36,984	919,977
Sandvik AB	195,266	4,035,687
Securitas AB, Class B	88,057	806,035
Skandinaviska Enskilda Banken AB, Class A	299,490	3,625,569
Skanska AB, Class B	63,164	1,114,851
SKF AB, Class B	63,766	1,128,549
Svenska Cellulosa AB SCA, Class B	116,185	1,613,384
Svenska Handelsbanken AB, Class A	270,866	2,824,595
Swedbank AB, Class A	167,916	3,230,102
Swedish Orphan Biovitrum AB(b)	30,302	675,752
Tele2 AB, Class B	101,712	878,438
Telefonaktiebolaget LM Ericsson, Class B	543,503	3,152,568
Telia Co. AB	482,793	1,246,881
Volvo AB, Class A	3,039	63,131
Volvo AB, Class B	309,932	6,150,137
Volvo Car AB, Class B(a)(b)	107,497	536,356

		95,530,859

Switzerland — 6.6%
ABB Ltd., Registered	300,460	10,460,711
Adecco Group AG, Registered	29,570	1,098,251
Alcon Inc.	94,936	7,163,728
Bachem Holding AG, Class A	6,387	564,827
Baloise Holding AG, Registered	7,963	1,309,697
Banque Cantonale Vaudoise, Registered	4,557	433,175
Barry Callebaut AG, Registered	610	1,274,493
BKW AG	2,939	422,635
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	192	2,108,682
Chocoladefabriken Lindt & Spruengli AG, Registered	19	2,138,627
Cie. Financiere Richemont SA, Class A, Registered	98,039	15,113,418
Clariant AG, Registered	38,401	658,517
Coca-Cola HBC AG, Class DI	37,081	901,119
Credit Suisse Group AG, Registered	636,215	2,191,685
EMS-Chemie Holding AG, Registered	1,198	893,085
Geberit AG, Registered	6,920	3,937,358
Givaudan SA, Registered	1,703	5,521,518
Holcim AG	102,649	6,136,840
Julius Baer Group Ltd.	41,133	2,638,448
Kuehne + Nagel International AG, Registered	10,251	2,444,418
Logitech International SA, Registered	32,708	1,913,966
Lonza Group AG, Registered	13,925	7,943,396
Nestle SA, Registered	514,385	62,759,623
Novartis AG, Registered	403,632	36,491,980
Partners Group Holding AG	4,301	4,035,613
Roche Holding AG, Bearer	5,911	2,163,667
Roche Holding AG, NVS	130,291	40,672,990
Schindler Holding AG, Participation Certificates, NVS	7,771	1,656,290
Schindler Holding AG, Registered	3,959	800,862
SGS SA, Registered	1,160	2,828,815
Siemens Energy AG(b)	78,506	1,641,467
SIG Group AG	56,708	1,405,562
Sika AG, Registered	27,501	7,814,323
Sonova Holding AG, Registered	10,184	2,546,730
STMicroelectronics NV	127,573	6,007,197
Straumann Holding AG	20,950	2,743,130

Security	Shares	Value

Switzerland (continued)
Swatch Group AG (The), Bearer	5,724	$2,072,480
Swatch Group AG (The), Registered	8,931	586,835
Swiss Life Holding AG, Registered	6,004	3,553,453
Swiss Prime Site AG, Registered	15,094	1,345,000
Swiss Re AG	56,239	5,888,836
Swisscom AG, Registered	4,801	2,836,698
Temenos AG, Registered	11,913	850,357
UBS Group AG, Registered	635,316	13,561,058
VAT Group AG(c)	5,166	1,608,195
Zurich Insurance Group AG	28,374	14,031,751

		297,171,506

Taiwan — 4.1%
Accton Technology Corp.	112,000	915,295
Acer Inc.	607,792	507,414
Advantech Co. Ltd.	95,793	1,095,367
Airtac International Group	31,928	1,091,911
ASE Technology Holding Co. Ltd.	594,762	2,006,752
Asia Cement Corp.	362,440	510,604
Asustek Computer Inc.	116,000	1,056,578
AUO Corp.	1,234,800	694,351
Catcher Technology Co. Ltd.	120,000	713,596
Cathay Financial Holding Co. Ltd.	1,554,019	2,212,428
Chailease Holding Co. Ltd.	242,827	1,829,978
Chang Hwa Commercial Bank Ltd.	845,086	496,624
Cheng Shin Rubber Industry Co. Ltd.	371,000	428,113
China Airlines Ltd.	408,000	266,153
China Development Financial Holding Corp.	3,010,358	1,329,913
China Steel Corp.	2,173,288	2,299,853
Chunghwa Telecom Co. Ltd.	694,000	2,593,559
Compal Electronics Inc.	743,000	560,879
CTBC Financial Holding Co. Ltd.	3,079,036	2,354,306
Delta Electronics Inc.	348,000	3,374,717
E Ink Holdings Inc.	180,000	1,044,499
E.Sun Financial Holding Co. Ltd.	2,350,113	1,924,831
Eclat Textile Co. Ltd.	35,000	583,705
eMemory Technology Inc.	15,000	822,426
Eva Airways Corp.	509,000	496,711
Evergreen Marine Corp. Taiwan Ltd.	178,200	910,377
Far Eastern New Century Corp.	535,000	584,720
Far EasTone Telecommunications Co. Ltd.	283,000	629,540
Feng TAY Enterprise Co. Ltd.	82,600	545,376
First Financial Holding Co. Ltd.	1,988,933	1,734,730
Formosa Chemicals & Fibre Corp.	642,340	1,548,230
Formosa Petrochemical Corp.	229,000	641,836
Formosa Plastics Corp.	698,960	2,083,508
Fubon Financial Holding Co. Ltd.	1,375,996	2,771,369
Giant Manufacturing Co. Ltd.	63,211	433,993
Globalwafers Co. Ltd.	41,000	719,347
Hon Hai Precision Industry Co. Ltd.	2,334,377	7,784,521
Hotai Motor Co. Ltd.	50,000	1,097,756
Hua Nan Financial Holdings Co. Ltd.	1,647,529	1,253,474
Innolux Corp.	1,669,737	683,142
Inventec Corp.	543,000	457,745
Largan Precision Co. Ltd.	17,000	1,213,143
Lite-On Technology Corp.	385,000	855,507
MediaTek Inc.	280,000	6,765,068
Mega Financial Holding Co. Ltd.	2,065,474	2,205,538
Micro-Star International Co. Ltd.	136,000	597,354
momo.com Inc.	13,200	351,272
Nan Ya Plastics Corp.	916,840	2,307,345

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Nan Ya Printed Circuit Board Corp.	62,000	$509,118
Nanya Technology Corp.	231,000	448,700
Nien Made Enterprise Co. Ltd.	42,000	437,758
Novatek Microelectronics Corp.	102,000	1,214,602
Parade Technologies Ltd.	14,000	432,932
Pegatron Corp.	348,000	750,164
PharmaEssentia Corp.(b)	45,000	736,321
Pou Chen Corp.	391,000	448,610
Powerchip Semiconductor Manufacturing Corp.	661,000	762,414
President Chain Store Corp.	85,000	765,645
Quanta Computer Inc.	515,000	1,286,206
Realtek Semiconductor Corp.	84,000	902,066
Ruentex Development Co. Ltd.	343,000	513,676
Shanghai Commercial & Savings Bank Ltd. (The)	611,784	950,799
Shin Kong Financial Holding Co. Ltd.	2,422,983	727,655
Silergy Corp.	58,000	1,180,268
SinoPac Financial Holdings Co. Ltd.	2,070,656	1,196,266
Synnex Technology International Corp.	281,750	569,414
Taishin Financial Holding Co. Ltd.	2,069,194	1,124,753
Taiwan Business Bank	611,000	272,564
Taiwan Cement Corp.	971,553	1,176,806
Taiwan Cooperative Financial Holding Co. Ltd.	1,978,482	1,748,324
Taiwan High Speed Rail Corp.	378,000	368,267
Taiwan Mobile Co. Ltd.	234,000	738,317
Taiwan Semiconductor Manufacturing Co. Ltd.	4,584,000	80,892,847
Unimicron Technology Corp.	224,000	1,031,295
Uni-President Enterprises Corp.	798,972	1,794,960
United Microelectronics Corp.	2,222,000	3,636,179
Vanguard International Semiconductor Corp.	169,000	568,050
Voltronic Power Technology Corp.	15,000	759,064
Walsin Lihwa Corp.	580,754	1,057,124
Wan Hai Lines Ltd.	123,435	314,573
Win Semiconductors Corp.	67,000	432,004
Winbond Electronics Corp.	622,000	450,613
Wiwynn Corp.	20,000	502,353
WPG Holdings Ltd.	368,000	586,647
Yageo Corp.	58,898	1,069,053
Yang Ming Marine Transport Corp.	316,000	663,713
Yuanta Financial Holding Co. Ltd.	1,803,933	1,356,479
Zhen Ding Technology Holding Ltd.	133,000	491,120

		184,253,173

Thailand — 0.6%
Advanced Info Service PCL, NVDR	256,400	1,518,144
Airports of Thailand PCL, NVDR(b)	909,900	2,051,927
Asset World Corp. PCL, NVDR	1,927,500	349,064
B Grimm Power PCL, NVDR	395,400	484,483
Bangkok Dusit Medical Services PCL, NVDR	2,112,300	1,909,850
Bangkok Expressway & Metro PCL, NVDR	1,634,500	481,158
Berli Jucker PCL, NVDR	392,800	453,720
BTS Group Holdings PCL, NVDR	3,150,800	808,513
Central Pattana PCL, NVDR	531,000	1,150,841
Charoen Pokphand Foods PCL, NVDR	1,142,500	817,832
CP ALL PCL, NVDR	1,162,300	2,347,797
Delta Electronics Thailand PCL, NVDR(a)	59,100	1,623,713
Global Power Synergy PCL, NVDR	273,200	571,993
Indorama Ventures PCL, NVDR	516,888	636,698
Intouch Holdings PCL, NVDR	266,100	588,012
Kasikornbank PCL, NVDR	118,900	524,401
Krungthai Card PCL, NVDR(a)	265,900	457,123
Land & Houses PCL, NVDR	2,154,000	647,312

Security	Shares	Value

Thailand (continued)
Minor International PCL, NVDR(b)	786,120	$796,130
Osotspa PCL, NVDR	377,900	321,670
PTT Exploration & Production PCL, NVDR	269,799	1,408,371
PTT Global Chemical PCL, NVDR	476,301	713,889
PTT Public Company Ltd., NVDR	2,102,500	2,124,519
SCB X PCL, NVS	240,600	762,072
Siam Cement PCL (The), NVDR	151,900	1,549,884
Srisawad Corp. PCL, NVDR	332,400	540,366
Thai Oil PCL, NVDR	409,000	719,841
True Corp. PCL, NVDR	3,306,334	488,197

		26,847,520

Turkey — 0.2%
Akbank TAS	567,030	513,774
Aselsan Elektronik Sanayi Ve Ticaret AS	126,342	382,278
BIM Birlesik Magazalar AS	91,937	609,626
Eregli Demir ve Celik Fabrikalari TAS	271,091	550,230
Ford Otomotiv Sanayi AS	13,571	369,116
Haci Omer Sabanci Holding AS	177,430	369,040
Hektas Ticaret TAS(b)	201,435	337,345
KOC Holding AS	153,750	626,850
Sasa Polyester Sanayi AS(b)	78,723	422,267
Turk Hava Yollari AO(b)	99,667	730,722
Turkcell Iletisim Hizmetleri AS	216,428	419,528
Turkiye Is Bankasi AS, Class C	640,800	371,671
Turkiye Petrol Rafinerileri AS(b)	22,822	719,647
Turkiye Sise ve Cam Fabrikalari AS	280,548	592,360
Yapi ve Kredi Bankasi AS	473,105	229,421

		7,243,875

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC	599,851	1,375,732
Abu Dhabi Islamic Bank PJSC	265,832	683,280
Abu Dhabi National Oil Co. for Distribution PJSC	545,076	653,865
Aldar Properties PJSC	848,089	1,010,022
Emaar Properties PJSC	863,538	1,312,159
Emirates NBD Bank PJSC	410,329	1,449,551
Emirates Telecommunications Group Co. PJSC	640,542	4,488,001
First Abu Dhabi Bank PJSC	794,711	2,947,886
Multiply Group(b)	593,260	655,006
Q Holding PJSC(b)	344,448	323,639

		14,899,141

United Kingdom — 9.7%
3i Group PLC	177,026	3,453,729
abrdn PLC	421,411	1,109,927
Admiral Group PLC	34,433	936,072
Anglo American PLC	232,584	10,031,435
Antofagasta PLC	69,554	1,494,476
Ashtead Group PLC	83,153	5,477,186
Associated British Foods PLC	66,779	1,532,926
AstraZeneca PLC	287,146	37,619,703
Auto Trader Group PLC(c)	183,396	1,422,875
Aviva PLC	534,861	3,016,535
BAE Systems PLC	590,514	6,251,204
Barclays PLC	3,066,692	7,049,684
Barratt Developments PLC	195,943	1,113,686
Berkeley Group Holdings PLC	20,961	1,073,364
BP PLC	3,538,067	21,370,801
British American Tobacco PLC	400,926	15,369,016
British Land Co. PLC (The)	180,123	985,790
BT Group PLC	1,300,086	2,003,034

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Bunzl PLC	64,226	$2,357,813
Burberry Group PLC	77,568	2,362,792
CNH Industrial NV	199,926	3,536,961
Coca-Cola Europacific Partners PLC	39,360	2,212,819
Compass Group PLC	327,766	7,829,675
Croda International PLC	27,380	2,333,782
DCC PLC	18,964	1,080,150
Diageo PLC	423,936	18,537,056
Entain PLC	109,770	2,024,234
Experian PLC	171,159	6,259,194
Glencore PLC	1,841,357	12,331,350
GSK PLC	745,290	13,091,030
Haleon PLC(b)	938,573	3,761,219
Halma PLC	70,255	1,870,471
Hargreaves Lansdown PLC	64,363	708,586
Hikma Pharmaceuticals PLC	29,494	623,919
HSBC Holdings PLC	3,728,291	27,471,338
Imperial Brands PLC	171,969	4,314,052
Informa PLC	270,261	2,235,260
InterContinental Hotels Group PLC	33,593	2,332,145
Intertek Group PLC	29,945	1,609,455
J Sainsbury PLC	338,648	1,098,262
JD Sports Fashion PLC	475,685	958,800
Johnson Matthey PLC	35,022	978,261
Kingfisher PLC(a)	398,153	1,373,595
Land Securities Group PLC	116,700	1,022,386
Legal & General Group PLC	1,043,883	3,285,036
Lloyds Banking Group PLC	13,047,169	8,491,037
London Stock Exchange Group PLC	60,564	5,544,324
M&G PLC	486,083	1,213,904
Melrose Industries PLC	776,315	1,368,773
Mondi PLC	90,801	1,712,311
National Grid PLC	679,093	8,633,237
NatWest Group PLC, NVS	933,097	3,559,818
Next PLC	24,989	2,045,953
NMC Health PLC, NVS(d)	14,180	—
Ocado Group PLC(b)	104,334	834,921
Pearson PLC	130,069	1,483,330
Persimmon PLC	61,429	1,072,876
Phoenix Group Holdings PLC	105,115	833,129
Prudential PLC	476,337	7,914,364
Reckitt Benckiser Group PLC	131,262	9,353,848
RELX PLC	356,340	10,586,470
Rentokil Initial PLC	423,363	2,567,031
Rio Tinto PLC	207,595	16,254,943
Rolls-Royce Holdings PLC(b)	1,567,845	2,051,264
Sage Group PLC (The)	192,487	1,849,351
Schroders PLC	134,870	797,592
Segro PLC	217,887	2,242,839
Severn Trent PLC	55,177	1,920,208
Shell PLC	1,358,123	39,871,447
Smith & Nephew PLC	163,180	2,253,570
Smiths Group PLC	64,486	1,376,583
Spirax-Sarco Engineering PLC	13,334	1,904,654
SSE PLC	207,939	4,438,389
St. James’s Place PLC	93,658	1,420,205
Standard Chartered PLC	475,055	3,990,278
Taylor Wimpey PLC	655,969	951,759
Tesco PLC	1,398,813	4,251,524
Unilever PLC	469,522	23,898,226

Security	Shares	Value

United Kingdom (continued)
United Utilities Group PLC	134,058	$1,754,158
Vodafone Group PLC	4,977,237	5,742,800
Whitbread PLC	37,296	1,404,650
WPP PLC	212,639	2,484,418

		436,985,268

Total Common Stocks — 98.7% (Cost: $4,340,804,452)		4,468,800,624

Preferred Stocks

Brazil — 0.4%
Banco Bradesco SA, Preference Shares, NVS	1,067,211	2,947,481
Braskem SA, Class A, Preference Shares, NVS	36,682	168,586
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	93,824	784,963
Cia. Energetica de Minas Gerais, Preference Shares, NVS	314,908	710,920
Gerdau SA, Preference Shares, NVS	220,428	1,421,668
Itau Unibanco Holding SA, Preference Shares, NVS	890,146	4,441,699
Itausa SA, Preference Shares, NVS	914,075	1,535,973
Petroleo Brasileiro SA, Preference Shares, NVS	874,910	4,493,214

		16,504,504

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	28,251	2,751,648

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	111,805	849,849

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,064	953,452
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	21,368	2,540,628
Henkel AG & Co. KGaA, Preference Shares, NVS	32,827	2,340,574
Porsche Automobil Holding SE, Preference Shares, NVS	29,266	1,750,009
Sartorius AG, Preference Shares, NVS	4,715	2,114,263
Volkswagen AG, Preference Shares, NVS	34,467	4,780,251

		14,479,177

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	1,151,800	164

South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	4,643	324,946
Series 2, Preference Shares, NVS	6,621	463,661
LG Chem Ltd., Preference Shares, NVS	1,443	359,327
Samsung Electronics Co. Ltd., Preference Shares, NVS	152,913	6,861,829

		8,009,763

Total Preferred Stocks — 1.0% (Cost: $37,611,753)		42,595,105

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/17/23)(b)	45,214	$22,940

Total Rights — 0.0% (Cost: $23,231)		22,940

Total Long-Term Investments — 99.7% (Cost: $4,378,439,436)		4,511,418,669

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(f)(g)(h)	34,745,484	34,766,331
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(f)(g)	4,030,000	4,030,000

Total Short-Term Securities — 0.8% (Cost: $38,770,372)		38,796,331

Total Investments — 100.5% (Cost: $4,417,209,808)		4,550,215,000

Liabilities in Excess of Other Assets — (0.5)%		(24,105,091)

Net Assets — 100.0%		$4,526,109,909

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$37,483,277	$—	$(2,738,799	)(a)	$3,526	$18,327	$34,766,331	34,745,484	$170,865	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,160,000	—	(130,000	)(a)	—	—	4,030,000	4,030,000	84,268		—

					$3,526	$18,327	$38,796,331		$255,133		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	90	03/17/23	$9,536	$572,201
MSCI Emerging Markets Index	76	03/17/23	3,969	212,356

				$784,557

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$784,557	$—	$—	$—	$784,557

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$519,726	$—	$—	$—	$519,726

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$57,352	$—	$—	$—	$57,352

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$15,524,178

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$235,726,272	$—	$235,726,272
Austria	—	5,468,580	—	5,468,580
Belgium	—	28,902,826	—	28,902,826
Brazil	49,598,986	6,975	—	49,605,961
Canada	350,583,946	—	—	350,583,946
Chile	3,840,395	1,145,821	—	4,986,216
China	35,271,441	389,580,713	196,088	425,048,242
Colombia	632,755	—	—	632,755
Czech Republic	1,336,490	732,180	—	2,068,670
Denmark	—	80,863,240	—	80,863,240
Egypt	88,429	761,313	—	849,742
Finland	—	27,557,732	—	27,557,732
France	—	345,929,744	—	345,929,744
Germany	—	227,377,539	—	227,377,539
Greece	—	3,913,202	—	3,913,202
Hong Kong	682,722	82,877,512	—	83,560,234
Hungary	—	2,302,433	—	2,302,433
India	—	166,445,970	—	166,445,970

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI ACWI ex U.S. ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Indonesia	$—	$23,485,391	$—	$23,485,391
Ireland	—	20,793,607	—	20,793,607
Israel	6,901,785	12,984,495	—	19,886,280
Italy	—	66,148,823	—	66,148,823
Japan	—	620,773,799	—	620,773,799
Kuwait	—	11,122,745	—	11,122,745
Malaysia	1,885,183	17,267,935	—	19,153,118
Mexico	31,170,038	—	—	31,170,038
Netherlands	1,573,487	131,553,210	—	133,126,697
New Zealand	—	5,580,701	—	5,580,701
Norway	—	20,131,012	—	20,131,012
Peru	3,155,158	—	—	3,155,158
Philippines	—	9,580,725	—	9,580,725
Poland	—	9,018,122	—	9,018,122
Portugal	—	5,111,489	—	5,111,489
Qatar	2,249,300	9,137,550	—	11,386,850
Russia	—	—	2,032	2,032
Saudi Arabia	477,638	51,235,434	—	51,713,072
Singapore	5,283,078	37,829,393	—	43,112,471
South Africa	9,050,050	33,959,313	—	43,009,363
South Korea	—	143,855,083	—	143,855,083
Spain	—	72,729,402	—	72,729,402
Sweden	—	95,530,859	—	95,530,859
Switzerland	—	297,171,506	—	297,171,506
Taiwan	—	184,253,173	—	184,253,173
Thailand	—	26,847,520	—	26,847,520
Turkey	337,345	6,906,530	—	7,243,875
United Arab Emirates	—	14,899,141	—	14,899,141
United Kingdom	2,212,819	434,772,449	—	436,985,268
Preferred Stocks
Brazil	16,504,504	—	—	16,504,504
Chile	—	2,751,648	—	2,751,648
Colombia	849,849	—	—	849,849
Germany	—	14,479,177	—	14,479,177
Russia	—	—	164	164
South Korea	—	8,009,763	—	8,009,763
Rights	22,940	—	—	22,940
Short-Term Securities
Money Market Funds	38,796,331	—	—	38,796,331

	$562,504,669	$3,987,512,047	$198,284	$4,550,215,000

Derivative Financial Instruments(a)
Assets
Equity Contracts	$784,557	$—	$—	$784,557

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.1%
Ampol Ltd.	750,085	$16,266,245
APA Group	3,713,858	27,794,177
Aristocrat Leisure Ltd.	1,884,867	45,506,766
ASX Ltd.	609,364	29,819,302
Aurizon Holdings Ltd.	5,760,081	15,055,463
Australia & New Zealand Banking Group Ltd.	9,393,310	167,167,007
BHP Group Ltd.	15,945,282	558,437,758
BlueScope Steel Ltd.	1,498,034	20,427,911
Brambles Ltd.	4,489,814	38,179,360
Cochlear Ltd.	206,571	31,208,049
Coles Group Ltd.	4,197,220	52,791,057
Commonwealth Bank of Australia	5,355,798	418,084,631
Computershare Ltd.	1,706,244	28,736,308
CSL Ltd.	1,516,229	320,152,382
Dexus	3,380,576	19,600,777
Endeavour Group Ltd./Australia	4,488,710	21,077,004
Fortescue Metals Group Ltd.	5,330,278	84,194,687
Goodman Group	5,316,400	75,830,866
GPT Group (The)	6,023,567	19,525,606
IDP Education Ltd.	651,198	14,491,397
IGO Ltd.	2,139,820	22,244,007
Insurance Australia Group Ltd.	7,740,398	26,880,636
James Hardie Industries PLC	1,399,616	31,405,318
Lendlease Corp. Ltd.	2,153,956	13,152,711
Lottery Corp. Ltd. (The)(a)	6,988,199	23,306,713
Macquarie Group Ltd.	1,153,455	153,881,200
Medibank Pvt Ltd.	8,640,560	18,000,734
Mineral Resources Ltd.	535,317	33,890,960
Mirvac Group	12,391,508	20,019,823
National Australia Bank Ltd.	10,042,042	226,589,934
Newcrest Mining Ltd.	2,811,213	44,667,630
Northern Star Resources Ltd.	3,667,375	32,678,219
Orica Ltd.	1,410,524	14,801,409
Origin Energy Ltd.	5,507,132	29,240,500
Pilbara Minerals Ltd.(a)	7,965,739	27,098,790
Qantas Airways Ltd.(a)	2,908,911	13,130,325
QBE Insurance Group Ltd.	4,658,530	45,452,882
Ramsay Health Care Ltd.	576,346	27,234,485
REA Group Ltd.	165,607	14,850,261
Reece Ltd.(b)	705,064	8,103,933
Rio Tinto Ltd.	1,168,448	104,853,317
Santos Ltd.	10,063,748	51,374,142
Scentre Group	16,300,554	35,369,044
SEEK Ltd.	1,060,698	18,370,169
Sonic Healthcare Ltd.	1,432,290	32,079,792
South32 Ltd.	14,568,547	46,749,429
Stockland	7,513,911	20,995,876
Suncorp Group Ltd.	3,974,202	35,328,040
Telstra Corp. Ltd.	12,703,340	36,714,971
Transurban Group	9,658,580	94,694,044
Treasury Wine Estates Ltd.	2,266,285	23,344,499
Vicinity Ltd.	12,179,511	17,819,115
Washington H Soul Pattinson & Co. Ltd.	678,752	13,824,088
Wesfarmers Ltd.	3,562,925	125,616,965
Westpac Banking Corp.	11,020,222	185,424,804
WiseTech Global Ltd.	459,865	19,939,535
Woodside Energy Group Ltd.	5,976,544	154,755,865
Woolworths Group Ltd.	3,820,903	97,652,510

Security	Shares	Value

Australia (continued)
Xero Ltd.(a)	424,167	$23,378,582

		3,969,262,010

Austria — 0.2%
Erste Group Bank AG	1,076,456	40,845,188
OMV AG	462,552	23,169,339
Verbund AG	214,007	18,221,224
voestalpine AG	363,475	12,077,031

		94,312,782

Belgium — 1.0%
Ageas SA/NV	505,322	24,670,812
Anheuser-Busch InBev SA/NV	2,728,857	164,718,543
Argenx SE(a)	173,313	66,012,572
D’ieteren Group	78,280	14,960,510
Elia Group SA/NV	103,793	14,574,436
Groupe Bruxelles Lambert NV	312,327	26,718,081
KBC Group NV	786,494	58,253,465
Sofina SA(b)	48,357	11,488,276
Solvay SA	233,734	27,237,372
UCB SA	398,339	32,705,465
Umicore SA	658,491	24,893,910
Warehouses De Pauw CVA	507,379	16,089,943

		482,323,385

Denmark — 2.8%
AP Moller - Maersk A/S, Class A	9,752	20,781,018
AP Moller - Maersk A/S, Class B, NVS	15,829	34,432,690
Carlsberg A/S, Class B	306,395	43,496,329
Chr Hansen Holding A/S	332,344	24,538,590
Coloplast A/S, Class B	373,937	45,147,073
Danske Bank A/S	2,167,712	45,161,172
Demant A/S(a)	290,058	8,210,587
DSV A/S	589,235	97,477,164
Genmab A/S(a)	207,148	81,180,567
Novo Nordisk A/S, Class B	5,210,684	721,105,343
Novozymes A/S, Class B	643,988	33,510,910
Orsted A/S(c)	595,440	53,025,112
Pandora A/S	284,663	23,704,147
Rockwool A/S, Class B	27,802	7,971,171
Tryg A/S	1,129,911	25,929,306
Vestas Wind Systems A/S	3,178,899	93,019,653

		1,358,690,832

Finland — 1.0%
Elisa OYJ	447,383	25,488,806
Fortum OYJ	1,394,885	20,968,250
Kesko OYJ, Class B	858,599	19,999,758
Kone OYJ, Class B	1,069,702	58,337,353
Neste OYJ	1,330,379	63,595,146
Nokia OYJ	17,033,186	80,763,122
Orion OYJ, Class B	335,442	17,971,180
Sampo OYJ, Class A	1,507,196	79,126,997
Stora Enso OYJ, Class R	1,731,099	24,746,701
UPM-Kymmene OYJ	1,681,148	60,935,251
Wartsila OYJ Abp	1,494,837	14,217,404

		466,149,968

France — 11.9%
Accor SA(a)	536,040	17,398,768
Aeroports de Paris(a)	93,611	14,522,578
Air Liquide SA	1,647,173	262,273,037
Airbus SE	1,860,565	233,251,290
Alstom SA	1,007,012	29,943,669

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Amundi SA(c)	192,502	$12,603,101
ArcelorMittal SA	1,657,807	51,430,020
Arkema SA	186,714	18,893,168
AXA SA	5,871,595	183,188,018
BioMerieux	131,235	13,378,868
BNP Paribas SA	3,493,272	239,924,497
Bollore SE	2,775,293	15,528,801
Bouygues SA	720,135	23,724,083
Bureau Veritas SA	926,156	26,480,157
Capgemini SE	515,492	97,832,944
Carrefour SA	1,889,421	35,938,614
Cie. de Saint-Gobain	1,556,976	89,418,945
Cie. Generale des Etablissements Michelin SCA	2,135,386	67,520,491
Covivio	148,950	10,224,578
Credit Agricole SA	3,809,757	45,874,178
Danone SA	2,018,542	110,695,337
Dassault Aviation SA	78,513	13,407,136
Dassault Systemes SE	2,097,990	78,026,123
Edenred	785,609	42,791,704
Eiffage SA	261,415	27,921,882
Electricite de France SA	1,829,227	24,026,996
Engie SA	5,749,015	81,635,231
EssilorLuxottica SA	915,389	167,954,964
Eurazeo SE	137,438	9,640,887
Eurofins Scientific SE	423,187	30,355,105
Euronext NV(c)	270,212	21,895,789
Gecina SA	144,918	17,165,487
Getlink SE	1,381,652	23,368,939
Hermes International	99,688	186,566,999
Ipsen SA	119,153	12,515,235
Kering SA	235,686	147,057,858
Klepierre SA	678,600	17,223,105
La Francaise des Jeux SAEM(c)	330,001	14,120,081
Legrand SA	839,892	74,888,184
L’Oreal SA	760,239	313,911,503
LVMH Moet Hennessy Louis Vuitton SE	871,235	760,566,912
Orange SA	6,279,637	66,455,832
Pernod Ricard SA	655,323	135,671,501
Publicis Groupe SA	719,126	50,726,880
Remy Cointreau SA	72,734	13,695,022
Renault SA(a)	603,369	24,532,648
Safran SA	1,074,717	154,539,477
Sanofi	3,590,589	351,606,362
Sartorius Stedim Biotech	87,093	30,380,495
Schneider Electric SE	1,707,705	277,016,299
SEB SA	77,631	8,118,339
Societe Generale SA	2,535,647	75,477,515
Sodexo SA	277,643	27,523,531
Teleperformance	186,089	51,730,286
Thales SA	335,869	44,421,805
TotalEnergies SE	7,831,830	484,169,652
Ubisoft Entertainment SA(a)	294,617	6,100,501
Unibail-Rodamco-Westfield(a)	371,378	24,033,832
Valeo	649,380	14,192,041
Veolia Environnement SA	2,094,877	62,181,088
Vinci SA	1,692,807	191,269,491
Vivendi SE	2,268,064	24,358,490
Wendel SE	83,341	8,824,816
Worldline SA/France(a)(c)	750,847	34,062,838

		5,826,174,003

Security	Shares	Value

Germany — 7.8%
adidas AG	543,825	$87,564,636
Allianz SE, Registered	1,285,670	307,421,464
Aroundtown SA	3,172,521	8,832,935
BASF SE(b)	2,891,023	165,758,023
Bayer AG, Registered	3,092,298	192,479,888
Bayerische Motoren Werke AG	1,042,182	106,161,491
Bechtle AG	257,773	10,862,748
Beiersdorf AG	317,383	38,586,665
Brenntag SE	486,485	36,315,138
Carl Zeiss Meditec AG, Bearer	126,484	18,253,945
Commerzbank AG(a)	3,345,853	38,247,892
Continental AG	345,322	24,246,856
Covestro AG(c)	608,751	28,029,634
Daimler Truck Holding AG(a)	1,424,603	47,871,816
Delivery Hero SE(a)(b)(c)	535,568	32,378,765
Deutsche Bank AG, Registered	6,505,418	86,819,503
Deutsche Boerse AG	598,048	107,016,074
Deutsche Lufthansa AG, Registered(a)	1,875,852	19,874,109
Deutsche Post AG, Registered	3,120,070	134,339,895
Deutsche Telekom AG, Registered	10,202,062	227,289,696
E.ON SE	7,062,315	76,999,784
Evonik Industries AG	661,038	14,693,909
Fresenius Medical Care AG & Co. KGaA	645,610	24,245,669
Fresenius SE & Co. KGaA	1,330,022	38,545,177
GEA Group AG	477,653	21,551,658
Hannover Rueck SE	189,350	38,451,016
HeidelbergCement AG	455,219	31,235,948
HelloFresh SE(a)	520,570	12,655,720
Henkel AG & Co. KGaA	327,709	21,896,942
Infineon Technologies AG	4,106,522	147,877,731
Knorr-Bremse AG	228,802	15,038,701
LEG Immobilien SE	233,852	18,281,165
Mercedes-Benz Group AG	2,525,582	187,933,675
Merck KGaA	406,967	84,945,483
MTU Aero Engines AG	168,126	42,016,798
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	440,560	159,133,504
Nemetschek SE	181,942	9,727,408
Puma SE	331,404	22,631,040
Rational AG	16,049	10,556,764
Rheinmetall AG	137,229	32,064,591
RWE AG	2,022,359	90,033,143
SAP SE	3,286,836	389,621,413
Scout24 SE(c)	252,694	14,711,344
Siemens AG, Registered	2,405,775	375,794,742
Siemens Healthineers AG(c)	887,629	47,602,361
Symrise AG	417,927	44,429,677
Telefonica Deutschland Holding AG	3,262,668	9,609,770
United Internet AG, Registered(d)	307,473	7,138,400
Volkswagen AG	92,844	16,251,425
Vonovia SE	2,253,957	63,669,561
Zalando SE(a)(c)	705,316	32,892,419

		3,820,588,111

Hong Kong — 2.9%
AIA Group Ltd.	37,682,800	426,103,708
BOC Hong Kong Holdings Ltd.	11,647,500	40,706,698
Budweiser Brewing Co. APAC Ltd.(b)(c)	5,419,100	17,098,985
CK Asset Holdings Ltd.	6,301,184	40,286,677
CK Hutchison Holdings Ltd.	8,448,684	53,767,012
CK Infrastructure Holdings Ltd.	1,982,792	11,031,366

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
CLP Holdings Ltd.	5,160,500	$38,342,149
ESR Group Ltd.(c)	6,264,600	12,542,270
Futu Holdings Ltd., ADR(a)(b)	187,665	9,525,875
Galaxy Entertainment Group Ltd.	6,854,000	47,712,734
Hang Lung Properties Ltd.	6,373,000	12,016,578
Hang Seng Bank Ltd.	2,407,100	40,085,950
Henderson Land Development Co. Ltd.	4,563,764	16,858,521
HK Electric Investments & HK Electric Investments Ltd., Class SS(b)	8,156,500	5,638,039
HKT Trust & HKT Ltd., Class SS	11,895,440	15,585,119
Hong Kong & China Gas Co. Ltd.	35,240,513	35,382,174
Hong Kong Exchanges & Clearing Ltd.	3,791,200	170,518,990
Hongkong Land Holdings Ltd.(b)	3,527,400	17,244,658
Jardine Matheson Holdings Ltd.	499,300	26,540,577
Link REIT	6,647,358	53,207,848
MTR Corp. Ltd.(b)	4,864,500	26,032,406
New World Development Co. Ltd.	4,753,033	14,206,352
Power Assets Holdings Ltd.	4,355,000	24,641,318
Sands China Ltd.(a)	7,642,400	28,659,652
Sino Land Co. Ltd.	10,904,000	14,169,500
SITC International Holdings Co. Ltd.	4,169,000	9,107,595
Sun Hung Kai Properties Ltd.	4,552,500	64,561,826
Swire Pacific Ltd., Class A	1,561,500	14,309,413
Swire Properties Ltd.	3,682,655	10,350,309
Techtronic Industries Co. Ltd.(b)	4,331,033	55,834,736
WH Group Ltd.(c)	26,250,000	16,166,440
Wharf Real Estate Investment Co. Ltd.	5,237,912	29,985,282
Xinyi Glass Holdings Ltd.	5,716,000	12,170,088

		1,410,390,845

Ireland — 0.7%
AIB Group PLC	3,356,626	14,099,810
Bank of Ireland Group PLC	3,361,624	35,915,065
CRH PLC	2,387,405	111,545,640
Flutter Entertainment PLC, Class DI(a)	525,783	81,671,441
Kerry Group PLC, Class A	498,066	46,668,826
Kingspan Group PLC	486,072	31,262,226
Smurfit Kappa Group PLC	776,396	32,596,622

		353,759,630

Israel — 0.7%
Azrieli Group Ltd.	133,145	8,576,216
Bank Hapoalim BM	4,031,975	36,290,014
Bank Leumi Le-Israel BM	4,873,027	43,064,799
Bezeq The Israeli Telecommunication Corp. Ltd.	6,508,922	10,786,668
Check Point Software Technologies Ltd.(a)	320,586	40,778,539
CyberArk Software Ltd.(a)	127,116	17,908,102
Elbit Systems Ltd.	83,507	14,019,494
ICL Group Ltd.	2,222,572	17,646,412
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	3,844,463	19,663,328
Mizrahi Tefahot Bank Ltd.	481,041	15,889,107
Nice Ltd.(a)	199,557	41,270,039
Teva Pharmaceutical Industries Ltd., ADR(a)	3,498,318	36,872,272
Tower Semiconductor Ltd.(a)	343,988	14,469,905
Wix.com Ltd.(a)(b)	178,689	15,542,369
ZIM Integrated Shipping Services Ltd.(b)	263,453	4,992,434

		337,769,702

Italy — 2.3%
Amplifon SpA	391,283	10,804,595
Assicurazioni Generali SpA	3,489,438	68,118,394

Security	Shares	Value

Italy (continued)
DiaSorin SpA	78,700	$10,245,149
Enel SpA	25,577,420	150,602,925
Eni SpA	7,895,809	121,502,500
Ferrari NV	396,860	99,169,030
FinecoBank Banca Fineco SpA	1,908,180	34,255,357
Infrastrutture Wireless Italiane SpA(c)	1,056,681	11,579,932
Intesa Sanpaolo SpA	52,486,096	138,000,106
Mediobanca Banca di Credito Finanziario SpA	1,892,507	20,344,351
Moncler SpA	646,350	40,453,525
Nexi SpA(a)(c)	1,858,964	16,372,525
Poste Italiane SpA(c)	1,634,331	17,461,234
Prysmian SpA	802,494	32,771,987
Recordati Industria Chimica e Farmaceutica SpA	329,697	14,443,525
Snam SpA	6,333,300	32,258,852
Stellantis NV	6,927,051	108,900,095
Telecom Italia SpA/Milano(a)(b)	31,485,275	9,064,858
Tenaris SA	1,483,188	26,283,198
Terna - Rete Elettrica Nazionale	4,431,809	35,063,854
UniCredit SpA	6,035,301	117,876,291

		1,115,572,283

Japan — 21.5%
Advantest Corp.	596,100	42,729,032
Aeon Co. Ltd.	2,054,800	42,126,839
AGC Inc.	608,900	22,435,412
Aisin Corp.	463,100	13,511,177
Ajinomoto Co. Inc.	1,433,200	47,250,586
ANA Holdings Inc.(a)	505,600	11,190,317
Asahi Group Holdings Ltd.	1,436,300	47,429,846
Asahi Intecc Co. Ltd.	683,500	11,991,448
Asahi Kasei Corp.	3,952,100	29,947,556
Astellas Pharma Inc.	5,773,850	84,991,825
Azbil Corp.	360,100	10,154,265
Bandai Namco Holdings Inc.	628,900	42,056,897
Bridgestone Corp.	1,797,200	67,095,210
Brother Industries Ltd.	743,200	11,543,586
Canon Inc.	3,148,600	69,874,810
Capcom Co. Ltd.	550,500	17,838,296
Central Japan Railway Co.	453,900	55,364,341
Chiba Bank Ltd. (The)	1,655,400	12,525,423
Chubu Electric Power Co. Inc.	2,026,000	21,822,190
Chugai Pharmaceutical Co. Ltd.	2,113,000	54,779,696
Concordia Financial Group Ltd.	3,411,600	14,991,806
CyberAgent Inc.	1,344,400	12,572,762
Dai Nippon Printing Co. Ltd.	698,700	16,496,056
Daifuku Co. Ltd.	319,100	17,570,826
Dai-ichi Life Holdings Inc.	3,078,552	72,231,339
Daiichi Sankyo Co. Ltd.	5,515,685	173,230,742
Daikin Industries Ltd.	784,200	136,211,286
Daito Trust Construction Co. Ltd.	195,400	19,309,144
Daiwa House Industry Co. Ltd.	1,887,600	45,330,738
Daiwa House REIT Investment Corp.	6,908	15,029,970
Daiwa Securities Group Inc.	4,186,300	19,755,558
Denso Corp.	1,364,100	73,669,170
Dentsu Group Inc.	679,600	21,889,151
Disco Corp.	90,900	27,309,323
East Japan Railway Co.	952,500	53,109,692
Eisai Co. Ltd.	793,400	49,087,617
ENEOS Holdings Inc.	9,661,850	34,591,320
FANUC Corp.	604,000	106,720,491
Fast Retailing Co. Ltd.	183,600	111,511,173

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fuji Electric Co. Ltd.	398,800	$16,142,622
FUJIFILM Holdings Corp.	1,133,900	60,007,279
Fujitsu Ltd.	618,900	88,118,562
GLP J-REIT	13,444	15,212,701
GMO Payment Gateway Inc.	132,100	12,223,468
Hakuhodo DY Holdings Inc.	734,320	7,936,047
Hamamatsu Photonics KK	441,300	23,578,780
Hankyu Hanshin Holdings Inc.	720,500	21,415,011
Hikari Tsushin Inc.	63,800	9,106,702
Hirose Electric Co. Ltd.	93,748	12,204,516
Hitachi Construction Machinery Co. Ltd.	339,400	8,004,178
Hitachi Ltd.	3,048,700	159,881,289
Honda Motor Co. Ltd.	5,131,500	126,935,408
Hoshizaki Corp.	341,400	12,272,054
Hoya Corp.	1,144,500	125,862,859
Hulic Co. Ltd.	1,210,400	9,949,230
Ibiden Co. Ltd.	355,100	13,859,158
Idemitsu Kosan Co. Ltd.	655,383	16,385,078
Iida Group Holdings Co. Ltd.	459,980	7,668,077
Inpex Corp.	3,274,443	35,981,672
Isuzu Motors Ltd.	1,831,700	23,162,469
Ito En Ltd.	171,000	6,101,237
ITOCHU Corp.	3,741,500	120,932,080
Itochu Techno-Solutions Corp.	301,200	7,456,959
Japan Airlines Co. Ltd.(a)	452,900	9,604,907
Japan Exchange Group Inc.	1,577,400	24,141,422
Japan Metropolitan Fund Invest	22,012	17,017,126
Japan Post Bank Co. Ltd.	1,288,800	11,450,825
Japan Post Holdings Co. Ltd.	7,467,000	65,556,215
Japan Post Insurance Co. Ltd.	624,200	11,135,703
Japan Real Estate Investment Corp.	3,929	16,845,548
Japan Tobacco Inc.	3,770,600	76,889,718
JFE Holdings Inc.	1,544,975	20,371,498
JSR Corp.	563,700	12,683,340
Kajima Corp.	1,323,500	16,254,269
Kakaku.com Inc.	415,600	6,928,918
Kansai Electric Power Co. Inc. (The)	2,216,200	21,313,401
Kao Corp.	1,495,300	60,442,771
KDDI Corp.	5,076,900	158,619,783
Keio Corp.	322,300	11,829,854
Keisei Electric Railway Co. Ltd.	406,600	11,860,105
Keyence Corp.	612,792	282,110,292
Kikkoman Corp.	456,900	24,166,398
Kintetsu Group Holdings Co. Ltd.	540,400	17,598,113
Kirin Holdings Co. Ltd.	2,590,500	39,918,887
Kobayashi Pharmaceutical Co. Ltd.	169,400	12,161,583
Kobe Bussan Co. Ltd.	473,900	13,682,320
Koei Tecmo Holdings Co. Ltd.	370,200	6,732,516
Koito Manufacturing Co. Ltd.	657,100	11,084,077
Komatsu Ltd.	2,908,100	71,464,988
Konami Group Corp.	293,600	14,437,332
Kose Corp.	104,500	11,529,785
Kubota Corp.	3,211,200	48,258,839
Kurita Water Industries Ltd.	329,700	14,908,454
Kyocera Corp.	1,010,300	52,425,882
Kyowa Kirin Co. Ltd.	851,600	18,991,486
Lasertec Corp.	237,200	44,907,392
Lixil Corp.	929,980	16,054,969
M3 Inc.	1,386,900	37,921,878
Makita Corp.	706,600	18,821,584

Security	Shares	Value

Japan (continued)
Marubeni Corp.	4,865,900	$59,697,663
Mazda Motor Corp.	1,783,600	14,197,432
McDonald’s Holdings Co. Japan Ltd.(b)	278,300	10,994,902
MEIJI Holdings Co. Ltd.	348,804	17,988,757
MINEBEA MITSUMI Inc.	1,140,600	19,883,729
MISUMI Group Inc.	895,700	22,542,496
Mitsubishi Chemical Group Corp.	4,022,200	22,570,355
Mitsubishi Corp.	3,975,000	133,106,660
Mitsubishi Electric Corp.	6,082,700	67,035,923
Mitsubishi Estate Co. Ltd.	3,722,900	47,850,872
Mitsubishi HC Capital Inc.	2,077,800	10,605,395
Mitsubishi Heavy Industries Ltd.	1,009,200	39,570,690
Mitsubishi UFJ Financial Group Inc.	37,590,680	275,347,249
Mitsui & Co. Ltd.	4,506,500	132,954,061
Mitsui Chemicals Inc.	579,200	13,633,510
Mitsui Fudosan Co. Ltd.	2,852,600	53,468,114
Mitsui OSK Lines Ltd.	1,080,500	26,816,620
Mizuho Financial Group Inc.	7,578,316	118,376,702
MonotaRO Co. Ltd.	785,200	11,894,486
MS&AD Insurance Group Holdings Inc.	1,399,888	44,899,607
Murata Manufacturing Co. Ltd.	1,806,500	103,224,285
NEC Corp.	811,000	29,299,488
Nexon Co. Ltd.	1,548,700	37,343,098
NGK Insulators Ltd.	747,000	10,339,441
Nidec Corp.	1,405,900	77,913,350
Nihon M&A Center Holdings Inc.	955,100	9,764,374
Nintendo Co. Ltd.	3,469,400	150,425,437
Nippon Building Fund Inc.	4,815	21,043,297
Nippon Express Holdings Inc.	242,500	14,072,933
Nippon Paint Holdings Co. Ltd.	2,606,600	23,796,888
Nippon Prologis REIT Inc.	6,716	15,239,550
Nippon Sanso Holdings Corp.	546,300	8,910,626
Nippon Shinyaku Co. Ltd.	155,500	8,002,982
Nippon Steel Corp.	2,542,535	52,922,157
Nippon Telegraph & Telephone Corp.	3,762,600	112,823,510
Nippon Yusen KK	1,523,600	36,244,694
Nissan Chemical Corp.	398,900	18,831,924
Nissan Motor Co. Ltd.	7,292,700	26,202,228
Nisshin Seifun Group Inc.	618,897	7,751,988
Nissin Foods Holdings Co. Ltd.	195,800	15,307,181
Nitori Holdings Co. Ltd.	252,400	33,406,577
Nitto Denko Corp.	446,800	28,879,997
Nomura Holdings Inc.	9,162,900	36,567,577
Nomura Real Estate Holdings Inc.	372,800	8,216,678
Nomura Real Estate Master Fund Inc.	13,346	15,607,678
Nomura Research Institute Ltd.	1,248,271	29,967,957
NTT Data Corp.	1,981,655	30,738,192
Obayashi Corp.	2,040,200	15,825,265
Obic Co. Ltd.	218,900	35,095,503
Odakyu Electric Railway Co. Ltd.	929,000	12,213,903
Oji Holdings Corp.	2,542,000	10,505,447
Olympus Corp.	3,861,700	72,598,456
Omron Corp.	583,500	33,761,647
Ono Pharmaceutical Co. Ltd.	1,138,000	24,693,102
Open House Group Co. Ltd.	256,700	9,711,029
Oracle Corp. Japan	120,500	8,255,073
Oriental Land Co. Ltd./Japan	629,600	104,903,857
ORIX Corp.	3,762,600	66,157,723
Osaka Gas Co. Ltd.	1,180,400	19,047,978
Otsuka Corp.	359,700	11,833,963

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Otsuka Holdings Co. Ltd.	1,229,600	$39,446,070
Pan Pacific International Holdings Corp.	1,197,000	22,136,269
Panasonic Holdings Corp.	6,937,068	64,329,987
Persol Holdings Co. Ltd.	557,600	12,225,664
Rakuten Group Inc.(a)	2,737,800	13,958,520
Recruit Holdings Co. Ltd.	4,533,300	145,792,110
Renesas Electronics Corp.(a)	3,691,600	37,972,168
Resona Holdings Inc.	6,791,500	37,582,284
Ricoh Co. Ltd.	1,803,200	13,997,550
Rohm Co. Ltd.	276,500	22,156,355
SBI Holdings Inc.	771,180	16,348,470
SCSK Corp.	488,500	7,956,402
Secom Co. Ltd.	659,900	39,314,045
Seiko Epson Corp.	876,200	13,588,107
Sekisui Chemical Co. Ltd.	1,164,400	16,311,248
Sekisui House Ltd.	1,938,100	36,628,655
Seven & i Holdings Co. Ltd.	2,371,680	111,973,884
SG Holdings Co. Ltd.	903,800	13,946,824
Sharp Corp./Japan	760,800	6,323,820
Shimadzu Corp.	743,100	22,836,251
Shimano Inc.	229,200	40,874,471
Shimizu Corp.	1,723,500	9,661,414
Shin-Etsu Chemical Co. Ltd.	1,180,200	173,988,640
Shionogi & Co. Ltd.	832,900	39,691,423
Shiseido Co. Ltd.	1,256,900	65,328,628
Shizuoka Financial Group Inc., NVS	1,389,300	11,769,641
SMC Corp.	180,200	91,525,482
SoftBank Corp.	9,040,900	103,446,818
SoftBank Group Corp.	3,796,200	179,719,904
Sompo Holdings Inc.	983,350	42,332,123
Sony Group Corp.	3,969,400	354,671,981
Square Enix Holdings Co. Ltd.	270,100	12,773,368
Subaru Corp.	1,933,300	31,767,281
SUMCO Corp.	1,102,300	16,332,522
Sumitomo Chemical Co. Ltd.	4,690,800	18,006,253
Sumitomo Corp.	3,545,500	63,641,473
Sumitomo Electric Industries Ltd.	2,245,900	26,987,094
Sumitomo Metal Mining Co. Ltd.	777,000	31,548,708
Sumitomo Mitsui Financial Group Inc.	4,103,400	178,338,130
Sumitomo Mitsui Trust Holdings Inc.	1,063,060	38,725,824
Sumitomo Realty & Development Co. Ltd.	971,200	23,675,066
Suntory Beverage & Food Ltd.	437,100	14,759,880
Suzuki Motor Corp.	1,160,600	43,513,429
Sysmex Corp.	528,000	35,051,311
T&D Holdings Inc.	1,664,700	26,645,601
Taisei Corp.	565,900	19,535,982
Takeda Pharmaceutical Co. Ltd.	4,726,310	148,582,747
TDK Corp.	1,223,800	43,721,797
Terumo Corp.	2,032,100	59,155,148
TIS Inc.	711,600	20,519,236
Tobu Railway Co. Ltd.	593,800	13,932,387
Toho Co. Ltd./Tokyo	352,100	13,004,265
Tokio Marine Holdings Inc.	5,779,000	121,039,439
Tokyo Electric Power Co. Holdings Inc.(a)	4,788,600	17,932,299
Tokyo Electron Ltd.	469,500	164,101,589
Tokyo Gas Co. Ltd.	1,238,200	25,927,530
Tokyu Corp.	1,672,700	21,509,887
Toppan Inc.	820,300	13,216,815
Toray Industries Inc.	4,370,600	26,853,176
Toshiba Corp.	1,225,500	42,091,819

Security	Shares	Value

Japan (continued)
Tosoh Corp.	814,600	$10,657,746
TOTO Ltd.	443,400	17,231,808
Toyota Industries Corp.	460,800	28,050,103
Toyota Motor Corp.	33,379,720	490,204,979
Toyota Tsusho Corp.	667,800	28,276,088
Trend Micro Inc./Japan(a)	419,900	20,790,937
Unicharm Corp.	1,270,800	48,475,469
USS Co. Ltd.	683,980	11,250,215
Welcia Holdings Co. Ltd.	296,000	6,615,795
West Japan Railway Co.	690,100	28,900,352
Yakult Honsha Co. Ltd.	402,400	28,726,492
Yamaha Corp.	441,500	17,167,316
Yamaha Motor Co. Ltd.	936,700	23,071,561
Yamato Holdings Co. Ltd.	913,600	15,985,202
Yaskawa Electric Corp.	756,000	29,551,350
Yokogawa Electric Corp.	718,700	12,620,069
Z Holdings Corp.	8,380,722	24,385,542
ZOZO Inc.	391,200	10,141,158

		10,491,506,232

Netherlands — 4.5%
ABN AMRO Bank NV, CVA(c)	1,324,819	21,988,747
Adyen NV(a)(c)	68,117	102,986,569
Aegon NV	5,599,435	30,885,312
AerCap Holdings NV(a)(b)	424,650	26,842,127
Akzo Nobel NV	571,712	42,583,948
ASM International NV	147,411	49,855,276
ASML Holding NV	1,279,427	846,529,856
Davide Campari-Milano NV	1,645,324	17,649,522
EXOR NV, NVS(a)	340,545	27,069,452
Heineken Holding NV	316,827	26,159,103
Heineken NV	815,015	81,451,702
IMCD NV	179,577	28,468,666
ING Groep NV(a)	11,835,234	171,377,273
JDE Peet’s NV	314,033	9,412,490
Just Eat Takeaway.com NV(a)(c)	574,432	14,736,232
Koninklijke Ahold Delhaize NV	3,291,546	98,242,651
Koninklijke DSM NV	550,160	70,751,669
Koninklijke KPN NV	10,382,783	35,497,106
Koninklijke Philips NV	2,799,227	48,329,915
NN Group NV	876,249	38,071,333
OCI NV	330,940	11,265,347
Prosus NV	2,610,817	210,811,015
QIAGEN NV(a)	717,012	34,978,064
Randstad NV	377,065	24,169,241
Universal Music Group NV	2,280,583	58,297,096
Wolters Kluwer NV	826,503	90,107,853

		2,218,517,565

New Zealand — 0.2%
Auckland International Airport Ltd.(a)	3,931,345	21,636,298
Fisher & Paykel Healthcare Corp. Ltd.	1,817,303	29,824,099
Mercury NZ Ltd.	2,168,062	8,422,808
Meridian Energy Ltd.	4,046,623	13,985,959
Spark New Zealand Ltd.	5,877,893	19,818,697

		93,687,861

Norway — 0.7%
Adevinta ASA(a)	918,119	7,870,882
Aker BP ASA	995,986	30,339,460
DNB Bank ASA	2,913,698	54,484,888
Equinor ASA	2,999,154	91,404,144

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Gjensidige Forsikring ASA	623,259	$11,202,114
Kongsberg Gruppen ASA	279,158	11,113,753
Mowi ASA	1,307,910	24,185,431
Norsk Hydro ASA	4,236,637	34,350,008
Orkla ASA	2,341,557	17,481,401
Salmar ASA	203,565	9,465,702
Telenor ASA	2,203,093	23,063,322
Yara International ASA	520,012	23,104,800

		338,065,905

Portugal — 0.2%
EDP - Energias de Portugal SA	8,739,552	43,420,344
Galp Energia SGPS SA	1,575,845	21,570,236
Jeronimo Martins SGPS SA	889,346	19,308,348

		84,298,928

Singapore — 1.5%
CapitaLand Ascendas REIT	10,566,300	23,252,519
CapitaLand Integrated Commercial Trust	16,724,025	27,362,735
Capitaland Investment Ltd/Singapore	8,184,100	24,794,634
City Developments Ltd.	1,282,100	8,137,268
DBS Group Holdings Ltd.	5,696,700	155,954,404
Genting Singapore Ltd.	19,028,600	14,411,478
Grab Holdings Ltd., Class A(a)(b)	4,090,398	15,502,608
Jardine Cycle & Carriage Ltd.	309,800	6,868,149
Keppel Corp. Ltd.	4,561,200	26,334,809
Mapletree Logistics Trust(b)	10,553,528	13,643,515
Mapletree Pan Asia Commercial Trust	7,441,700	10,354,549
Oversea-Chinese Banking Corp. Ltd.	10,648,298	105,208,888
Sea Ltd., ADR(a)(b)	1,135,193	73,163,189
Singapore Airlines Ltd.	4,213,600	19,053,330
Singapore Exchange Ltd.	2,654,800	18,699,128
Singapore Technologies Engineering Ltd.	4,903,400	13,786,112
Singapore Telecommunications Ltd.	25,988,985	49,773,100
United Overseas Bank Ltd.	3,714,600	84,435,191
UOL Group Ltd.	1,466,300	7,823,541
Venture Corp. Ltd.	871,400	12,305,346
Wilmar International Ltd.	6,038,300	18,773,198

		729,637,691

Spain — 2.5%
Acciona SA	76,728	14,969,635
ACS Actividades de Construccion y Servicios SA	722,074	21,368,853
Aena SME SA(a)(c)	236,072	35,469,575
Amadeus IT Group SA(a)	1,418,001	89,339,667
Banco Bilbao Vizcaya Argentaria SA	19,061,559	134,646,511
Banco Santander SA	53,296,684	186,268,676
CaixaBank SA	13,828,171	61,355,033
Cellnex Telecom SA(c)	1,708,856	66,966,623
Corp. ACCIONA Energias Renovables SA	206,555	8,446,880
EDP Renovaveis SA	907,042	19,729,144
Enagas SA	820,886	14,719,545
Endesa SA	993,090	19,798,956
Ferrovial SA	1,527,922	45,086,307
Grifols SA(a)(b)	926,562	12,265,873
Iberdrola SA	18,988,840	222,772,613
Iberdrola SA, NVS	322,893	3,771,853
Industria de Diseno Textil SA	3,412,466	106,539,945
Naturgy Energy Group SA	451,869	12,816,004
Red Electrica Corp. SA	1,347,914	23,856,587
Repsol SA	4,334,467	71,201,573

Security	Shares	Value

Spain (continued)
Telefonica SA	16,343,981	$62,091,122

		1,233,480,975

Sweden — 3.3%
Alfa Laval AB	913,089	28,694,394
Assa Abloy AB, Class B	3,154,854	74,316,531
Atlas Copco AB, Class A	8,438,546	100,132,304
Atlas Copco AB, Class B	4,903,189	51,716,902
Boliden AB	861,281	38,651,688
Electrolux AB, Class B(b)	685,661	9,711,597
Embracer Group AB(a)(b)	2,079,830	9,694,353
Epiroc AB, Class A	2,074,944	40,371,677
Epiroc AB, Class B	1,225,371	20,429,969
EQT AB	936,242	21,126,081
Essity AB, Class B	1,916,762	50,073,752
Evolution AB(c)	575,525	64,683,861
Fastighets AB Balder, Class B(a)(b)	1,982,939	10,216,581
Getinge AB, Class B	719,489	16,208,343
H & M Hennes & Mauritz AB, Class B	2,295,856	28,276,416
Hexagon AB, Class B	6,126,595	70,232,231
Holmen AB, Class B	294,225	12,135,477
Husqvarna AB, Class B	1,316,989	11,204,792
Industrivarden AB, Class A	411,084	10,889,753
Industrivarden AB, Class C	483,351	12,733,718
Indutrade AB	858,114	19,056,327
Investment AB Latour, Class B	462,298	9,753,985
Investor AB, Class A	1,555,336	31,042,309
Investor AB, Class B	5,729,379	111,333,142
Kinnevik AB, Class B(a)	760,122	11,749,315
L E Lundbergforetagen AB, Class B	238,814	11,058,815
Lifco AB, Class B	730,779	13,424,657
Nibe Industrier AB, Class B	4,770,206	51,538,572
Nordea Bank Abp	10,674,079	124,784,081
Sagax AB, Class B	600,139	14,928,456
Sandvik AB	3,354,916	69,338,182
Securitas AB, Class B	1,538,413	14,081,948
Skandinaviska Enskilda Banken AB, Class A	5,091,053	61,631,314
Skanska AB, Class B	1,070,840	18,900,430
SKF AB, Class B	1,203,751	21,304,340
Svenska Cellulosa AB SCA, Class B	1,902,657	26,420,932
Svenska Handelsbanken AB, Class A	4,591,066	47,875,712
Swedbank AB, Class A	2,850,500	54,833,400
Swedish Orphan Biovitrum AB(a)	530,326	11,826,569
Tele2 AB, Class B	1,788,645	15,447,682
Telefonaktiebolaget LM Ericsson, Class B	9,187,200	53,289,990
Telia Co. AB	8,347,310	21,558,101
Volvo AB, Class A	628,551	13,057,345
Volvo AB, Class B	4,751,277	94,281,988
Volvo Car AB, Class B(a)(b)	1,880,690	9,383,697

		1,613,401,709

Switzerland — 10.3%
ABB Ltd., Registered	4,937,575	171,904,891
Adecco Group AG, Registered	504,555	18,739,527
Alcon Inc.	1,571,138	118,555,721
Bachem Holding AG, Class A(b)	103,485	9,151,576
Baloise Holding AG, Registered	143,137	23,542,154
Banque Cantonale Vaudoise, Registered	94,305	8,964,356
Barry Callebaut AG, Registered	11,125	23,243,824
BKW AG	66,147	9,512,089

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,355	$36,847,020
Chocoladefabriken Lindt & Spruengli AG, Registered	358	40,296,243
Cie. Financiere Richemont SA, Class A, Registered	1,643,058	253,289,230
Clariant AG, Registered	679,132	11,646,042
Coca-Cola HBC AG, Class DI	631,712	15,351,466
Credit Suisse Group AG, Registered	11,318,914	38,992,317
EMS-Chemie Holding AG, Registered	21,968	16,376,708
Geberit AG, Registered	112,678	64,111,791
Givaudan SA, Registered	29,023	94,099,239
Holcim AG	1,742,837	104,194,999
Julius Baer Group Ltd.	689,652	44,237,255
Kuehne + Nagel International AG, Registered	170,613	40,683,789
Logitech International SA, Registered	544,874	31,884,262
Lonza Group AG, Registered	234,166	133,577,967
Nestle SA, Registered	8,655,957	1,056,105,050
Novartis AG, Registered	6,803,351	615,084,402
Partners Group Holding AG	71,275	66,877,081
Roche Holding AG, Bearer	83,956	30,731,322
Roche Holding AG, NVS	2,211,401	690,333,872
Schindler Holding AG, Participation Certificates, NVS	127,913	27,263,032
Schindler Holding AG, Registered	73,897	14,948,544
SGS SA, Registered	20,053	48,901,928
Siemens Energy AG(a)	1,373,727	28,722,994
SIG Group AG	962,595	23,858,842
Sika AG, Registered	459,234	130,489,895
Sonova Holding AG, Registered	168,760	42,202,091
STMicroelectronics NV	2,149,413	101,212,224
Straumann Holding AG	350,819	45,935,184
Swatch Group AG (The), Bearer	91,080	32,977,201
Swatch Group AG (The), Registered	164,787	10,827,766
Swiss Life Holding AG, Registered	98,646	58,383,405
Swiss Prime Site AG, Registered	241,481	21,517,946
Swiss Re AG	949,393	99,411,796
Swisscom AG, Registered	81,336	48,057,827
Temenos AG, Registered	199,336	14,228,727
UBS Group AG, Registered	10,519,009	224,532,182
VAT Group AG(c)	84,986	26,456,457
Zurich Insurance Group AG	472,676	233,751,748

		5,002,013,982

United Kingdom — 15.1%
3i Group PLC	3,063,493	59,767,918
abrdn PLC	7,044,493	18,554,024
Admiral Group PLC	564,267	15,339,777
Anglo American PLC	3,992,454	172,196,043
Antofagasta PLC	1,233,102	26,495,102
Ashtead Group PLC	1,385,577	91,266,255
Associated British Foods PLC	1,113,540	25,561,540
AstraZeneca PLC	4,877,205	638,974,603
Auto Trader Group PLC(c)	2,946,781	22,862,548
Aviva PLC	8,851,656	49,921,991
BAE Systems PLC	9,874,251	104,529,203
Barclays PLC	50,505,731	116,102,117
Barratt Developments PLC	3,202,564	18,202,496
Berkeley Group Holdings PLC	348,541	17,847,965
BP PLC	59,118,024	357,087,503
British American Tobacco PLC	6,738,989	258,331,033
British Land Co. PLC (The)	2,748,166	15,040,360
BT Group PLC	21,876,029	33,704,251
Bunzl PLC	1,062,511	39,006,051

Security	Shares	Value

United Kingdom (continued)
Burberry Group PLC	1,241,152	$37,806,617
CNH Industrial NV	3,223,413	57,026,536
Coca-Cola Europacific Partners PLC	646,281	36,333,918
Compass Group PLC	5,581,314	133,326,446
Croda International PLC	439,519	37,463,164
DCC PLC	308,454	17,568,893
Diageo PLC	7,155,792	312,894,667
Entain PLC	1,842,128	33,970,097
Experian PLC	2,892,427	105,774,531
Glencore PLC	30,846,509	206,575,423
GSK PLC	12,802,485	224,875,840
Haleon PLC(a)	15,890,605	63,679,690
Halma PLC	1,186,527	31,590,125
Hargreaves Lansdown PLC	1,110,805	12,229,097
Hikma Pharmaceuticals PLC	519,322	10,985,790
HSBC Holdings PLC	62,885,091	463,359,099
Imperial Brands PLC	2,824,853	70,864,889
Informa PLC	4,584,804	37,919,755
InterContinental Hotels Group PLC	575,726	39,968,944
Intertek Group PLC	508,004	27,303,706
J Sainsbury PLC	5,500,263	17,837,791
JD Sports Fashion PLC	8,040,772	16,207,133
Johnson Matthey PLC	576,079	16,091,479
Kingfisher PLC	6,307,459	21,760,212
Land Securities Group PLC	2,226,380	19,504,884
Legal & General Group PLC	18,799,826	59,161,894
Lloyds Banking Group PLC	217,879,338	141,794,865
London Stock Exchange Group PLC	1,031,105	94,392,378
M&G PLC	8,042,684	20,085,149
Melrose Industries PLC	13,703,545	24,161,640
Mondi PLC	1,519,002	28,645,101
National Grid PLC	11,520,505	146,458,959
NatWest Group PLC, NVS	16,745,718	63,885,861
Next PLC	408,105	33,413,253
NMC Health PLC, NVS(e)	473,933	6
Ocado Group PLC(a)	1,806,882	14,459,371
Pearson PLC	2,100,142	23,950,395
Persimmon PLC	998,123	17,432,516
Phoenix Group Holdings PLC	2,345,623	18,591,120
Prudential PLC	8,775,549	145,806,197
Reckitt Benckiser Group PLC	2,237,204	159,425,169
RELX PLC	6,022,786	178,930,359
Rentokil Initial PLC	7,849,713	47,596,167
Rio Tinto PLC	3,532,922	276,632,123
Rolls-Royce Holdings PLC(a)	26,210,293	34,291,797
Sage Group PLC (The)	3,185,097	30,601,358
Schroders PLC	2,278,380	13,473,854
Segro PLC	3,798,895	39,104,266
Severn Trent PLC	791,503	27,545,004
Shell PLC	22,865,445	671,278,204
Smith & Nephew PLC	2,725,421	37,638,973
Smiths Group PLC	1,171,570	25,009,515
Spirax-Sarco Engineering PLC	230,650	32,946,493
SSE PLC	3,340,410	71,299,950
St. James’s Place PLC	1,696,471	25,724,832
Standard Chartered PLC	7,892,575	66,294,579
Taylor Wimpey PLC	11,163,539	16,197,412
Tesco PLC	23,618,376	71,785,212
Unilever PLC	8,011,714	407,788,676
United Utilities Group PLC	2,133,404	27,915,731

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Vodafone Group PLC	83,586,016	$96,442,613
Whitbread PLC	631,336	23,777,510
WPP PLC	3,412,396	39,869,529

		7,387,517,537

Total Common Stocks — 99.2% (Cost: $43,703,331,945)		48,427,121,936

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	186,957	17,712,089
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(b)	358,490	42,624,005
Henkel AG & Co. KGaA, Preference Shares, NVS	560,876	39,990,612
Porsche Automobil Holding SE, Preference Shares, NVS	482,457	28,849,324
Sartorius AG, Preference Shares, NVS	76,633	34,363,162
Volkswagen AG, Preference Shares, NVS	583,765	80,962,757

		244,501,949

Total Preferred Stocks — 0.5% (Cost: $274,086,551)		244,501,949

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/17/23)(a)	727,924	369,329

Total Rights — 0.0% (Cost: $374,007)		369,329

Total Long-Term Investments — 99.7% (Cost: $43,977,792,503)		48,671,993,214

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(f)(g)(h)	277,210,136	$277,376,462
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(f)(g)	69,130,000	69,130,000

Total Short-Term Securities — 0.7% (Cost: $346,316,625)		346,506,462

Total Investments — 100.4% (Cost: $44,324,109,128)		49,018,499,676

Liabilities in Excess of Other Assets — (0.4)%		(214,204,981)

Net Assets — 100.0%		$48,804,294,695

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$182,125,789	$95,076,221	(a)	$—	$19,640	$154,812	$277,376,462	277,210,136	$869,659	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	41,190,000	27,940,000	(a)	—	—	—	69,130,000	69,130,000	861,406		48

					$19,640	$154,812	$346,506,462		$1,731,065		$48

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	225	03/09/23	$34,327	$1,123,873
SPI 200 Index	126	03/16/23	16,610	718,673
Euro STOXX 50 Index	1,134	03/17/23	51,662	3,045,106
FTSE 100 Index	330	03/17/23	31,650	1,099,234

				$5,986,886

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$5,986,886	$—	$—	$—	$5,986,886

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$17,628,727	$—	$—	$—	$17,628,727

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$490,049	$—	$—	$—	$490,049

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$175,451,426

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$3,969,262,010	$—	$3,969,262,010
Austria	—	94,312,782	—	94,312,782
Belgium	—	482,323,385	—	482,323,385

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Denmark	$—	$1,358,690,832	$—	$1,358,690,832
Finland	—	466,149,968	—	466,149,968
France	—	5,826,174,003	—	5,826,174,003
Germany	—	3,820,588,111	—	3,820,588,111
Hong Kong	9,525,875	1,400,864,970	—	1,410,390,845
Ireland	—	353,759,630	—	353,759,630
Israel	116,093,716	221,675,986	—	337,769,702
Italy	—	1,115,572,283	—	1,115,572,283
Japan	—	10,491,506,232	—	10,491,506,232
Netherlands	26,842,127	2,191,675,438	—	2,218,517,565
New Zealand	—	93,687,861	—	93,687,861
Norway	—	338,065,905	—	338,065,905
Portugal	—	84,298,928	—	84,298,928
Singapore	88,665,797	640,971,894	—	729,637,691
Spain	—	1,233,480,975	—	1,233,480,975
Sweden	—	1,613,401,709	—	1,613,401,709
Switzerland	—	5,002,013,982	—	5,002,013,982
United Kingdom	36,333,918	7,351,183,613	6	7,387,517,537
Preferred Stocks	—	244,501,949	—	244,501,949
Rights	369,329	—	—	369,329
Short-Term Securities
Money Market Funds	346,506,462	—	—	346,506,462

	$624,337,224	$48,394,162,446	$6	$49,018,499,676

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	5,986,886	$—	$5,986,886

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.5%
29Metals Ltd.(a)	1,175,238	$1,640,184
Abacus Property Group	1,845,006	3,656,019
Accent Group Ltd.	1,632,278	2,538,304
Adbri Ltd.	1,600,843	2,104,984
AET&D Holdings No. 1 Pty Ltd.(b)	169,200	1
AGL Energy Ltd.	2,989,110	16,210,757
Allkem Ltd.(c)	2,559,282	23,760,219
ALS Ltd.	2,050,589	19,025,293
Altium Ltd.(a)	526,263	14,570,674
Alumina Ltd.	11,025,841	12,265,786
AMP Ltd.(c)	13,873,478	13,160,460
Ansell Ltd.	567,558	11,342,961
APM Human Services International Ltd.	1,195,944	2,199,689
ARB Corp. Ltd.	344,748	7,833,348
Arena REIT	1,525,039	4,045,575
Argosy Minerals Ltd.(a)(c)	5,163,479	2,354,208
Atlas Arteria Ltd.	6,470,814	31,470,319
AUB Group Ltd.	409,607	6,861,296
Aussie Broadband Ltd.(c)	837,074	1,785,567
Austal Ltd.	1,425,767	1,673,176
Australian Agricultural Co. Ltd.(c)	1,403,110	1,716,129
Australian Clinical Labs Ltd.(a)	480,606	1,055,088
Australian Ethical Investment Ltd.	354,028	1,107,404
AVZ Minerals Ltd.(a)(b)(c)	10,717,468	5,015,544
Bank of Queensland Ltd.	2,902,095	14,350,422
Bapcor Ltd.	1,529,322	6,916,230
Beach Energy Ltd.	7,063,338	7,590,167
Bega Cheese Ltd.	1,305,674	3,593,725
Bellevue Gold Ltd.(c)	4,368,035	3,706,129
Bendigo & Adelaide Bank Ltd.	2,498,840	17,812,748
Blackmores Ltd.	72,247	4,487,375
Boral Ltd.	1,699,517	4,152,428
Boss Energy Ltd.(c)	1,494,709	2,748,618
BrainChip Holdings Ltd.(a)(c)	6,529,890	2,952,774
Breville Group Ltd.(a)	448,584	7,232,465
Brickworks Ltd.	340,963	5,742,717
BWP Trust	2,176,645	6,054,824
Calix Ltd.(a)(c)	582,610	2,303,699
Capricorn Metals Ltd.(c)	1,236,664	3,986,823
carsales.com Ltd.	1,484,583	24,035,754
Centuria Capital Group	2,099,270	2,790,435
Centuria Industrial REIT	2,588,709	6,155,136
Centuria Office REIT	1,647,832	1,870,794
Chalice Mining Ltd.(c)	1,512,304	6,971,855
Challenger Ltd.	2,579,957	13,226,824
Champion Iron Ltd.	1,492,413	7,594,109
Charter Hall Group	2,108,748	20,763,949
Charter Hall Long Wale REIT	2,815,604	9,111,923
Charter Hall Retail REIT	2,363,962	6,713,180
Charter Hall Social Infrastructure REIT	1,440,118	3,553,656
Cleanaway Waste Management Ltd.	9,833,314	19,053,550
Clinuvel Pharmaceuticals Ltd.(a)	170,983	3,065,055
Codan Ltd./Australia	448,317	1,692,855
Collins Foods Ltd.(a)	497,672	2,839,614
Core Lithium Ltd.(a)(c)	6,633,787	5,532,028
Coronado Global Resources Inc.(d)	3,352,748	4,857,780
Corporate Travel Management Ltd.(a)	564,584	7,398,983
Costa Group Holdings Ltd.	2,089,177	4,346,496

Security	Shares	Value

Australia (continued)
Credit Corp. Group Ltd.	308,320	$4,761,157
Cromwell Property Group	6,317,353	3,245,910
CSR Ltd.	2,165,845	8,105,662
Data#3 Ltd.	644,217	3,347,406
De Grey Mining Ltd.(a)(c)	5,437,678	5,762,277
Deterra Royalties Ltd.	1,862,125	6,460,684
Dexus Industria REIT	905,232	1,978,351
Dicker Data Ltd.	260,421	1,965,770
Domain Holdings Australia Ltd.	1,104,594	2,527,137
Domino’s Pizza Enterprises Ltd.	270,531	14,583,802
Downer EDI Ltd.	3,026,302	8,098,547
Eagers Automotive Ltd.	682,175	5,548,314
Eclipx Group Ltd.(c)	1,219,950	1,762,137
Elders Ltd.	699,695	4,817,162
Evolution Mining Ltd.	8,186,271	18,602,518
EVT Ltd.(a)	500,703	5,003,709
Firefinch Ltd.(a)(b)(c)	4,681,624	561,769
Flight Centre Travel Group Ltd.(a)(c)	720,009	8,099,012
G8 Education Ltd.	3,374,373	3,001,328
Gold Road Resources Ltd.	4,591,948	5,371,686
Goulamina Holdings Pty Ltd.(c)	3,976,207	1,734,502
GrainCorp Ltd., Class A	1,001,121	5,375,424
Grange Resources Ltd.(a)	2,283,024	1,647,406
Growthpoint Properties Australia Ltd.	1,180,841	2,727,514
GUD Holdings Ltd.	631,454	3,751,192
GWA Group Ltd.	963,793	1,482,151
Hansen Technologies Ltd.	682,959	2,580,537
Harvey Norman Holdings Ltd.	2,537,425	8,055,662
Healius Ltd.	2,596,706	5,923,978
Helia Group Ltd.	1,660,650	3,292,393
Home Consortium Ltd.	456,234	1,493,459
HomeCo Daily Needs REIT	6,480,442	6,220,338
HUB24 Ltd.	337,044	6,285,585
Iluka Resources Ltd.	1,892,612	14,563,035
Imdex Ltd.	1,853,929	3,291,971
Imugene Ltd.(a)(c)	22,175,691	2,145,626
Incitec Pivot Ltd.	8,671,227	21,202,969
Ingenia Communities Group	1,648,679	5,429,557
Inghams Group Ltd.	1,653,302	3,398,931
Insignia Financial Ltd.	2,786,681	6,918,057
Integral Diagnostics Ltd.	806,825	1,827,747
InvoCare Ltd.	611,032	4,993,620
ionner Ltd.(a)(c)	6,641,807	2,043,879
IPH Ltd.	922,794	5,581,565
IRESS Ltd.	792,297	5,591,175
JB Hi-Fi Ltd.	489,617	16,834,252
Jervois Global Ltd.(c)	7,198,416	1,253,915
Johns Lyng Group Ltd.(a)	748,515	3,119,737
Judo Capital Holdings Ltd.(c)	2,390,158	2,260,890
Jumbo Interactive Ltd.	230,504	2,553,187
Karoon Energy Ltd.(c)	2,444,289	4,043,357
Kelsian Group Ltd.	561,846	2,330,186
Lake Resources NL(a)(c)	5,604,623	3,286,541
Lifestyle Communities Ltd.	413,385	5,763,117
Link Administration Holdings Ltd.	2,268,028	3,091,228
Liontown Resources Ltd.(a)(c)	7,344,163	8,267,479
Lovisa Holdings Ltd.(a)	262,505	4,930,802
Lynas Rare Earths Ltd.(c)	4,022,574	26,927,630
MA Financial Group Ltd.(a)	409,293	1,449,653
Maas Group Holdings Ltd.(a)	382,811	760,394

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Magellan Financial Group Ltd.	616,974	$3,922,050
Mayne Pharma Group Ltd.(a)	335,077	717,500
McMillan Shakespeare Ltd.	300,594	3,009,483
Megaport Ltd.(a)(c)	673,941	2,803,083
Mesoblast Ltd.(a)(c)	3,022,352	2,039,234
Metcash Ltd.	4,341,793	12,866,553
Mincor Resources NL(a)(c)	1,640,254	1,773,789
Monadelphous Group Ltd.	409,691	4,037,993
Mount Gibson Iron Ltd.(a)(c)	2,610,143	1,109,517
Nanosonics Ltd.(a)(c)	1,128,111	3,893,331
National Storage REIT	4,819,111	7,930,988
Neometals Ltd.(a)(c)	1,981,106	1,196,421
Netwealth Group Ltd.	537,260	5,124,003
Neuren Pharmaceuticals Ltd., NVS(c)	482,337	2,648,525
New Hope Corp. Ltd.	2,217,930	9,192,005
NEXTDC Ltd.(c)	2,056,885	14,536,175
nib holdings Ltd.	2,040,757	11,376,510
Nick Scali Ltd.(a)	278,673	2,370,250
Nickel Mines Ltd.	4,894,320	3,826,735
Nine Entertainment Co. Holdings Ltd.	6,470,032	9,361,035
Novonix Ltd.(a)(c)	1,325,466	1,734,627
NRW Holdings Ltd.	1,924,043	4,153,449
Nufarm Ltd./Australia	1,689,460	7,108,948
Objective Corp. Ltd.	109,613	1,080,786
Omni Bridgeway Ltd.(c)	1,116,523	3,205,402
oOh!media Ltd.	2,009,185	2,045,774
Orora Ltd.	3,793,944	8,027,723
OZ Minerals Ltd.	1,492,715	29,565,980
Paladin Energy Ltd.(a)(c)	11,989,477	7,311,503
Pepper Money Ltd./Australia	745,483	817,771
Perenti Global Ltd.(c)	2,750,294	2,443,676
Perpetual Ltd.(a)	486,739	8,818,157
Perseus Mining Ltd.	5,766,575	8,761,027
PEXA Group Ltd.(c)	742,681	6,856,995
Pinnacle Investment Management Group Ltd.	533,532	3,974,882
Platinum Asset Management Ltd.	2,341,543	3,576,092
PointsBet Holdings Ltd.(a)(c)	851,708	858,251
PolyNovo Ltd.(c)	2,617,345	4,680,216
Premier Investments Ltd.	392,641	7,764,183
Pro Medicus Ltd.(a)	209,921	10,025,556
PWR Holdings Ltd.	321,344	2,806,317
Qube Holdings Ltd.	7,516,308	16,344,038
Ramelius Resources Ltd.(a)	3,862,797	2,740,427
Region RE Ltd.	5,030,457	9,652,915
Regis Resources Ltd.	3,366,882	5,118,144
Reliance Worldwide Corp. Ltd.	3,513,431	8,799,268
Rural Funds Group(a)	1,648,125	2,922,892
Sandfire Resources Ltd.(a)	2,034,893	9,068,666
Sayona Mining Ltd.(a)(c)	29,624,634	5,541,001
Select Harvests Ltd.	524,018	1,483,113
Seven Group Holdings Ltd.(a)	730,255	11,753,256
Seven West Media Ltd.(c)	4,076,206	1,303,925
Sigma Healthcare Ltd.	4,912,536	2,207,682
Silver Lake Resources Ltd.(c)	4,137,270	3,825,363
Sims Ltd.	731,535	7,942,966
SiteMinder Ltd.(a)(c)	929,793	2,481,357
SmartGroup Corp. Ltd.	558,330	2,237,198
Star Entertainment Grp Ltd. (The)(c)	4,093,160	5,647,985
Steadfast Group Ltd.	4,606,983	17,115,796
Super Retail Group Ltd.	715,793	6,459,360

Security	Shares	Value

Australia (continued)
Syrah Resources Ltd.(c)	2,844,404	$4,472,526
Tabcorp Holdings Ltd.	9,941,959	7,394,771
Technology One Ltd.	1,306,744	13,510,946
Telix Pharmaceuticals Ltd.(a)(c)	968,887	4,906,316
Temple & Webster Group Ltd.(a)(c)	391,594	1,597,702
Terracom Ltd.	2,462,873	1,508,316
Tyro Payments Ltd.(a)(c)	1,712,176	1,824,469
United Malt Grp Ltd.	1,127,831	2,916,253
Ventia Services Group Pty Ltd.	1,135,335	1,936,167
Viva Energy Group Ltd.(d)	3,764,991	7,783,844
Vulcan Energy Resources Ltd.(a)(c)	405,301	2,064,084
Vulcan Steel Ltd.	204,570	1,309,669
Waypoint REIT Ltd.	3,230,429	6,378,643
Webjet Ltd.(a)(c)	1,703,507	8,302,522
West African Resources Ltd.(c)	4,313,704	3,418,336
Whitehaven Coal Ltd.	3,828,747	22,766,253
Worley Ltd.	1,391,770	15,278,378
Zip Co. Ltd.(a)(c)	2,877,044	1,357,206

		1,221,357,332

Austria — 1.1%
Agrana Beteiligungs AG	12,995	233,104
ams-OSRAM AG(c)	1,234,013	11,528,220
ANDRITZ AG(a)	303,520	18,150,954
AT&S Austria Technologie & Systemtechnik AG(a)	114,253	3,920,212
BAWAG Group AG(d)	379,033	23,479,132
CA Immobilien Anlagen AG	194,913	6,079,004
DO & CO AG(a)(c)	29,730	3,148,426
EVN AG	175,226	3,697,362
IMMOFINANZ AG(c)	162,486	2,189,097
Kontron AG(a)	191,589	3,893,244
Lenzing AG(a)	60,146	4,259,616
Oesterreichische Post AG(a)	154,090	5,487,539
Palfinger AG(a)	56,098	1,698,886
Porr AG(a)	56,282	808,892
Raiffeisen Bank International AG(c)	663,575	11,939,149
Schoeller-Bleckmann Oilfield Equipment AG	45,347	3,326,365
Semperit AG Holding(a)	43,521	1,068,903
Strabag SE	70,222	2,967,328
UNIQA Insurance Group AG	570,932	4,801,198
Vienna Insurance Group AG Wiener Versicherung Gruppe	173,083	4,710,345
Wienerberger AG	518,944	15,605,160

		132,992,136

Belgium — 1.5%
Ackermans & van Haaren NV	104,382	18,063,789
Aedifica SA	179,153	15,721,037
AGFA-Gevaert NV(c)	607,097	1,902,934
Barco NV	310,911	7,870,310
Bekaert SA	157,784	6,656,110
bpost SA	452,059	2,450,827
Cofinimmo SA	137,078	12,468,494
Deme Group NV(c)	32,983	4,267,742
Econocom Group SA/NV	488,371	1,513,158
Etablissements Franz Colruyt NV(a)	240,804	6,367,759
Euronav NV	784,961	12,360,744
Exmar NV	144,022	1,210,314
Fagron	302,896	4,478,540
Galapagos NV(c)	205,952	9,115,102
Immobel SA	19,328	992,024

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Belgium (continued)
Intervest Offices & Warehouses NV	109,404	$2,390,666
Ion Beam Applications	105,107	1,894,549
KBC Ancora	156,611	7,689,244
Kinepolis Group NV(a)(c)	59,682	2,526,380
Melexis NV	88,601	9,438,167
Mithra Pharmaceuticals SA(a)(c)	124,240	422,529
Montea NV	50,327	4,038,987
Ontex Group NV(a)(c)	291,195	2,263,154
Proximus SADP	687,686	7,046,798
Recticel SA(a)	185,877	3,485,899
Retail Estates NV	44,890	3,098,996
Shurgard Self Storage SA	117,832	5,685,882
Telenet Group Holding NV	201,264	3,469,207
Tessenderlo Group SA(c)	138,657	4,903,432
Van de Velde NV	20,133	681,712
VGP NV	54,849	5,480,575
X-Fab Silicon Foundries SE(a)(c)(d)	254,057	2,222,411
Xior Student Housing NV(a)	106,322	3,572,119

		175,749,591

Denmark — 2.1%
ALK-Abello A/S(c)	585,539	8,746,791
Alm Brand A/S	3,821,554	7,092,064
Amagerbanken A/S(b)	130,550	—
Ambu A/S, Class B(a)(c)	749,018	10,346,392
Bavarian Nordic A/S(a)(c)	314,594	10,074,383
Better Collective A/S(c)	130,393	1,957,210
Cadeler A/S(c)	362,517	1,508,995
cBrain A/S	49,550	1,117,266
Chemometec A/S(c)	74,167	6,497,771
D/S Norden A/S	99,182	5,346,441
Dfds A/S	156,477	5,898,460
FLSmidth & Co. A/S(a)	232,900	10,006,792
GN Store Nord A/S	583,007	14,374,797
H Lundbeck A/S	1,203,769	4,472,998
H Lundbeck A/S, Class A(c)	295,885	1,018,757
ISS A/S(c)	707,979	15,479,039
Jyske Bank A/S, Registered(c)	230,777	16,644,411
Matas A/S	163,453	1,778,740
Netcompany Group A/S(c)(d)	179,330	7,136,787
Nilfisk Holding A/S(c)	54,203	1,078,857
NKT A/S(c)	182,593	11,394,139
NTG Nordic Transport Group A/S, Class A(a)(c)	35,848	1,465,889
Per Aarsleff Holding A/S	78,667	3,265,002
Ringkjoebing Landbobank A/S	120,195	17,491,089
Royal Unibrew A/S	225,165	15,811,536
Scandinavian Tobacco Group A/S, Class A(d)	248,120	4,312,378
Schouw & Co. A/S	55,629	4,310,306
SimCorp A/S	181,002	12,675,555
Solar A/S, Class B	23,625	2,182,764
Spar Nord Bank A/S	382,347	6,090,350
Sydbank A/S	260,069	11,858,701
Topdanmark A/S	201,220	10,861,393
Zealand Pharma A/S(c)	195,591	6,108,522

		238,404,575

Finland — 1.6%
Aktia Bank OYJ	217,764	2,575,755
Anora Group OYJ	143,702	1,152,156
Cargotec OYJ, Class B	171,014	8,706,793
Caverion OYJ	441,464	4,069,872

Security	Shares	Value

Finland (continued)
Citycon OYJ	381,279	$2,873,315
Finnair OYJ(a)(c)	2,896,962	1,632,496
F-Secure OYJ(a)(c)	499,230	1,593,733
Huhtamaki OYJ	432,434	16,174,267
Kemira OYJ	483,653	7,846,960
Kempower OYJ(a)(c)	71,108	1,777,244
Kojamo OYJ	600,777	9,224,701
Konecranes OYJ	265,328	8,634,172
Marimekko OYJ	113,019	1,133,100
Metsa Board OYJ, Class B	792,829	7,077,229
Metso Outotec OYJ	2,959,622	34,014,565
Musti Group OYJ	135,409	2,291,664
Nokian Renkaat OYJ	588,447	7,048,740
Oriola OYJ, Class B	758,192	1,422,688
Outokumpu OYJ	1,625,811	9,310,308
Puuilo OYJ(a)	217,586	1,497,378
QT Group OYJ(a)(c)	74,038	4,341,849
Revenio Group OYJ	104,841	4,285,971
Rovio Entertainment OYJ(d)	171,696	1,373,813
Sanoma OYJ	317,981	3,382,434
Talenom OYJ(a)	122,922	1,214,739
TietoEVRY OYJ	385,811	11,749,506
TietoEVRY OYJ, New	12,844	391,453
Tokmanni Group OYJ	226,273	2,917,474
Uponor OYJ	239,978	4,273,888
Valmet OYJ	743,738	23,355,478
YIT OYJ	618,235	1,809,169

		189,152,910

France — 3.6%
AB Science SA(c)	107,719	744,567
ABC arbitrage	83,506	588,278
Air France-KLM(c)	5,143,599	8,695,255
AKWEL	36,551	626,246
ALD SA(a)(d)	627,914	7,893,976
Altarea SCA	16,981	2,314,409
Alten SA	129,914	19,962,070
Antin Infrastructure Partners SA	154,466	3,479,463
APERAM SA	214,427	8,462,015
Atos SE(c)	447,286	5,900,377
Aubay	30,445	1,568,674
Believe SA(c)	81,221	984,158
Beneteau SA	168,930	2,768,965
Boiron SA	34,035	1,552,199
Bonduelle SCA	60,221	809,084
Carmila SA	253,517	3,826,609
Casino Guichard Perrachon SA(c)	193,012	2,371,920
CGG SA(c)	3,227,992	2,718,489
Chargeurs SA	73,618	1,230,190
Cie. des Alpes(c)	83,565	1,321,585
Cie. Plastic Omnium SA	260,590	4,560,690
Coface SA(c)	460,899	6,444,697
Derichebourg SA	419,008	2,875,756
Elior Group SA(c)(d)	567,748	1,964,799
Elis SA	859,890	15,102,517
Equasens	19,331	1,559,313
Eramet SA	44,409	4,438,372
Esker SA	23,918	3,993,533
Etablissements Maurel et Prom SA	265,441	1,066,631
Euroapi SA(c)	232,471	3,731,572
Eutelsat Communications SA	770,707	5,893,894

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Faurecia SE(c)	701,223	$13,935,746
Fnac Darty SA	72,748	2,699,922
Gaztransport Et Technigaz SA	115,381	12,756,083
ICADE	151,918	7,216,133
ID Logistics Group(c)	12,427	3,862,556
Imerys SA	150,837	6,255,924
Interparfums SA	83,025	5,434,842
IPSOS	176,065	11,410,345
JCDecaux SE(c)	283,542	6,416,228
Kaufman & Broad SA	55,269	1,736,674
Korian SA	330,288	3,458,429
LISI	83,822	1,864,847
Maisons du Monde SA(d)	126,651	1,557,541
Manitou BF SA	54,657	1,604,350
McPhy Energy SA(a)(c)	98,770	1,503,319
Mercialys SA	346,802	3,851,518
Mersen SA	77,245	3,429,078
Metropole Television SA	111,190	1,770,920
Neoen SA(d)	214,549	8,056,191
Nexans SA	106,637	11,308,166
Nexity SA	172,906	5,223,301
Orpea SA(b)(c)	244,420	1,891,936
Peugeot Invest	22,943	2,369,237
Quadient SA	157,081	2,770,228
Rexel SA	1,091,579	24,148,349
Rubis SCA	410,049	11,475,340
SCOR SE	677,492	16,722,007
Seche Environnement SA, NVS	10,374	1,130,065
SES SA	1,691,740	13,128,119
SES-Imagotag SA(c)	21,022	2,636,269
SMCP SA(c)(d)	176,056	1,397,315
Societe BIC SA	108,714	7,893,261
SOITEC(c)	118,424	17,960,941
Sopra Steria Group SACA	68,789	11,441,197
SPIE SA	579,074	15,808,872
Technicolor Creative Studios SA(c)	853,048	211,074
Television Francaise 1	175,194	1,401,187
Trigano SA	38,548	5,373,379
Vallourec SA(c)	610,857	8,916,648
Valneva SE(c)	497,871	3,397,609
Verallia SA(d)	328,668	12,134,998
Vicat SA	77,658	2,168,489
Vilmorin & Cie. SA	26,104	1,312,527
Virbac SA	18,611	5,647,956
Voltalia SA(c)	169,557	3,209,237
Waga Energy SA(c)	21,108	642,532
Wavestone	34,535	1,812,843

		421,804,031

Germany — 4.5%
1&1 AG	189,069	2,639,121
Aareal Bank AG(c)	262,660	9,251,849
About You Holding SE(a)(c)	164,174	1,079,254
Adesso SE	13,790	2,181,407
ADVA Optical Networking SE(c)	82,062	2,007,309
AIXTRON SE	505,069	15,048,802
Amadeus Fire AG	24,813	3,456,307
Atoss Software AG	17,481	3,092,891
AURELIUS Equity Opportunities SE & Co. KGaA	120,259	2,060,327
Aurubis AG	140,643	14,873,957
Auto1 Group SE(a)(c)(d)	388,200	3,144,987

Security	Shares	Value

Germany (continued)
Basler AG(a)	49,158	$1,819,624
BayWa AG	60,545	2,761,258
Bertrandt AG	32,064	1,567,809
Bilfinger SE(a)	136,974	4,716,029
Borussia Dortmund GmbH & Co. KGaA(c)	342,766	1,529,570
CANCOM SE	159,795	5,508,870
Ceconomy AG(a)	650,855	1,596,209
Cewe Stiftung & Co. KGaA(a)	22,755	2,255,409
CompuGroup Medical SE & Co. KgaA	120,697	5,656,736
CropEnergies AG	115,254	1,500,687
CTS Eventim AG & Co. KGaA(c)	257,340	18,064,427
Datagroup SE	20,965	1,629,636
Dermapharm Holding SE	85,099	3,532,383
Deutsche Beteiligungs AG	51,898	1,672,179
Deutsche EuroShop AG	65,886	1,556,514
Deutsche Pfandbriefbank AG(d)	605,056	5,518,944
Deutz AG	509,536	2,785,224
DIC Asset AG	179,980	1,729,925
Draegerwerk AG & Co. KGaA	13,057	526,632
Duerr AG	232,944	8,887,723
Eckert & Ziegler Strahlen- und Medizintechnik AG	66,957	3,896,126
Elmos Semiconductor SE	36,099	2,452,472
ElringKlinger AG	127,034	1,105,703
Encavis AG	540,373	10,469,973
Energiekontor AG	27,799	2,385,093
Evotec SE(c)	635,457	12,495,038
Fielmann AG	116,723	4,399,313
flatexDEGIRO AG(a)(c)	298,499	2,540,009
Fraport AG Frankfurt Airport Services Worldwide(c)	165,895	9,441,286
Freenet AG	507,608	12,339,569
Gerresheimer AG	140,580	10,396,466
GFT Technologies SE	74,246	3,100,033
Global Fashion Group SA(c)	420,252	536,584
Grand City Properties SA	429,525	4,577,949
GRENKE AG	122,712	3,564,361
Hamborner REIT AG	287,530	2,250,474
Hamburger Hafen und Logistik AG(a)	113,716	1,606,054
Heidelberger Druckmaschinen AG(a)(c)	1,124,660	2,311,922
Hensoldt AG	164,382	4,765,957
HOCHTIEF AG	122,928	7,793,457
Hornbach Holding AG & Co. KGaA	39,335	3,484,661
Hugo Boss AG	253,241	17,197,635
Hypoport SE(a)(c)	17,515	2,386,178
Indus Holding AG(a)	78,766	2,082,507
Instone Real Estate Group SE(d)	205,269	2,094,606
Jenoptik AG	229,700	7,138,645
JOST Werke AG(d)	60,319	3,492,492
K+S AG, Registered	853,605	20,432,267
KION Group AG	322,274	12,976,831
Kloeckner & Co. SE	327,008	3,455,642
Krones AG	63,220	7,381,789
KWS Saat SE & Co. KGaA	54,989	3,727,586
LANXESS AG	366,786	18,306,248
MBB SE(a)	8,158	783,464
Medios AG(a)(c)	60,922	1,194,441
METRO AG(c)	563,821	5,555,570
MLP SE	281,182	1,559,004
MorphoSys AG(a)(c)	153,982	3,093,574
Nagarro SE(a)(c)	37,323	5,113,004
Nordex SE(c)	614,383	9,336,645

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Norma Group SE	141,347	$3,042,724
OHB SE	14,662	520,348
PATRIZIA SE	204,629	2,534,070
Pfeiffer Vacuum Technology AG	15,904	2,903,991
PNE AG	152,034	2,731,225
ProSiebenSat.1 Media SE	789,775	8,122,982
PVA TePla AG(c)	86,725	2,068,716
Salzgitter AG(a)	133,279	5,439,288
Secunet Security Networks AG	6,897	1,635,924
SGL Carbon SE(a)(c)	270,587	2,344,905
Siltronic AG	67,535	5,630,088
Sixt SE	61,336	7,625,959
SMA Solar Technology AG(a)(c)	46,311	3,928,495
Software AG(a)	233,164	6,498,406
Stabilus SE	110,262	7,605,356
Steico SE	24,386	1,312,598
Stratec SE(a)	34,738	3,164,297
Stroeer SE & Co. KGaA	152,377	8,354,969
Suedzucker AG	318,039	5,159,603
SUSE SA(c)	188,741	3,663,776
Synlab AG	304,259	3,342,455
TAG Immobilien AG	789,620	6,762,182
Takkt AG(a)	148,192	2,291,395
TeamViewer AG(c)(d)	623,183	8,778,727
thyssenkrupp AG(c)	2,083,825	16,370,224
Tonies SE, Class A(a)(c)	171,484	1,051,459
TUI AG(a)(c)	5,142,926	10,769,774
Varta AG(a)	82,901	2,523,802
VERBIO Vereinigte BioEnergie AG	99,012	6,241,733
Vitesco Technologies Group AG(c)	88,690	6,147,481
Vossloh AG	52,421	2,310,110
Wacker Neuson SE	121,322	2,401,184
Wuestenrot & Wuerttembergische AG	68,041	1,242,222

		521,393,095

Hong Kong — 2.2%
Apollo Future Mobility Group Ltd.(c)	23,168,000	604,386
ASMPT Ltd.	1,384,400	11,434,624
Atlas Corp.(a)	444,374	6,581,179
Bank of East Asia Ltd. (The)	5,364,200	6,890,916
Brightoil Petroleum Holdings Ltd.(b)	12,938,512	17
Cafe de Coral Holdings Ltd.	1,568,000	2,745,017
Champion REIT	11,372,000	5,041,705
Chinese Estates Holdings Ltd.(a)(c)	1,832,000	580,817
Chow Sang Sang Holdings International Ltd.	1,590,000	2,423,050
CITIC Telecom International Holdings Ltd.	7,181,000	2,557,972
Citychamp Watch & Jewellery Group Ltd.(c)	5,546,000	905,726
CK Life Sciences International Holdings Inc.(a)	14,480,000	1,501,075
C-Mer Eye Care Holdings Ltd.(c)	2,524,000	1,580,295
Comba Telecom Systems Holdings Ltd.	8,214,000	1,575,607
Cowell e Holdings Inc.(a)(c)	1,302,000	2,558,759
Dah Sing Banking Group Ltd.	2,214,400	1,790,573
Dah Sing Financial Holdings Ltd.	637,600	1,689,944
EC Healthcare	2,096,000	2,515,383
E-Commodities Holdings Ltd.	5,518,000	1,163,874
Far East Consortium International Ltd.	4,903,500	1,283,722
First Pacific Co. Ltd.	9,952,000	3,470,599
Fortune REIT	6,496,000	5,621,861
Fosun Tourism Group(a)(c)(d)	1,154,800	1,665,852
Guotai Junan International Holdings Ltd.	12,526,000	1,249,720
Haitong International Securities Group Ltd.(a)(c)	9,301,899	1,070,547

Security	Shares	Value

Hong Kong (continued)
Hang Lung Group Ltd.	3,486,000	$6,433,118
Health and Happiness H&H International Holdings Ltd.	1,009,500	1,883,195
HKBN Ltd.	3,908,500	2,750,808
Hong Kong Technology Venture Co. Ltd.	2,512,000	1,796,111
Hutchison Telecommunications Hong Kong Holdings Ltd.(a)	10,338,000	1,792,780
Hysan Development Co. Ltd.	2,754,000	9,265,682
IGG Inc.(c)	3,442,000	1,294,543
Johnson Electric Holdings Ltd.(a)	1,480,250	2,033,189
K Wah International Holdings Ltd.(a)	4,331,000	1,612,022
Kerry Logistics Network Ltd.	1,592,888	3,110,536
Kerry Properties Ltd.	2,616,500	6,633,889
Luk Fook Holdings International Ltd.	1,573,000	5,455,122
Man Wah Holdings Ltd.	7,913,600	9,149,236
MECOM Power and Construction Ltd.(a)	4,589,000	1,097,143
Melco International Development Ltd.(c)	3,070,000	3,995,293
Melco Resorts & Entertainment Ltd., ADR(c)	917,191	12,528,829
MGM China Holdings Ltd.(a)(c)	4,290,800	5,420,953
Nissin Foods Co. Ltd.	1,343,000	1,160,794
NWS Holdings Ltd.	7,021,000	6,616,707
OCI International Holdings Ltd.(c)	76,000	13,569
Pacific Basin Shipping Ltd.	23,439,000	8,271,373
Pacific Textiles Holdings Ltd.	3,829,000	1,378,448
PAX Global Technology Ltd.(a)	3,025,000	2,859,081
PCCW Ltd.	19,105,000	9,387,493
Perfect Medical Health Management Ltd.	1,872,000	1,098,778
Prosperity REIT	8,760,000	2,548,649
Realord Group Holdings Ltd.(a)(c)	1,962,000	2,212,324
Sa Sa International Holdings Ltd.(c)	5,154,000	1,343,317
Shangri-La Asia Ltd.(c)	4,790,000	4,182,191
Shun Tak Holdings Ltd.(c)	6,158,000	1,332,293
SJM Holdings Ltd.(a)(c)	11,247,000	6,378,215
SmarTone Telecommunications Holdings Ltd.	2,607,500	1,754,830
Stella International Holdings Ltd.	2,192,500	2,211,751
Sun Hung Kai & Co. Ltd.(a)	2,447,000	1,045,752
SUNeVision Holdings Ltd.	2,829,000	1,640,522
Sunlight REIT	4,156,000	1,840,289
Texhong Textile Group Ltd.	1,177,500	1,075,636
Theme International Holdings Ltd.(c)	20,470,000	2,668,669
United Energy Group Ltd.	35,298,000	3,471,472
United Laboratories International Holdings Ltd. (The)	4,634,000	3,067,910
Value Partners Group Ltd.(a)	3,756,000	1,531,351
Vesync Co. Ltd.	1,787,000	971,897
Vitasoy International Holdings Ltd.	3,834,000	8,145,104
Viva China Holdings Ltd.(c)	16,712,000	3,040,113
Vobile Group Ltd.(a)(c)	6,814,000	3,909,015
VSTECS Holdings Ltd.	3,824,000	2,392,608
VTech Holdings Ltd.	749,100	4,952,149
Wynn Macau Ltd.(a)(c)	6,979,200	7,987,916
Xinyi Electric Storage Holdings Ltd.(c)	1	1
Yue Yuen Industrial Holdings Ltd.	3,574,000	5,863,059

		251,108,945

Ireland — 0.3%
C&C Group PLC(a)(c)	1,735,944	3,449,849
Cairn Homes PLC(c)	3,016,753	3,206,967
Dalata Hotel Group PLC(c)	863,803	3,649,298
Glanbia PLC	844,603	10,306,633
Glenveagh Properties PLC(c)(d)	2,711,115	2,773,493
Greencore Group PLC(c)	2,313,028	2,277,015

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Irish Residential Properties REIT PLC	1,980,632	$2,464,171
Origin Enterprises PLC	516,434	2,341,211
Uniphar PLC(c)	1,000,943	3,667,151

		34,135,788

Israel — 2.7%
AFI Properties Ltd.(c)	20,812	680,083
Africa Israel Residences Ltd.	27,046	1,269,981
Airport City Ltd.(c)	309,312	4,899,412
Alony Hetz Properties & Investments Ltd.	667,277	7,159,373
Altshuler Shaham Penn Ltd.	290,856	587,789
Amot Investments Ltd.	1,069,459	6,277,017
Arad Investment & Industrial Development Ltd.	13,793	1,730,805
Ashtrom Group Ltd.	177,885	3,368,214
AudioCodes Ltd.	110,451	2,139,417
Azorim-Investment Development & Construction Co. Ltd.	389,599	1,313,334
Big Shopping Centers Ltd.(a)	53,405	5,369,271
Blue Square Real Estate Ltd.	20,721	1,258,912
Camtek Ltd./Israel(a)(c)	125,334	3,306,199
Carasso Motors Ltd.	140,830	898,599
Cellcom Israel Ltd.(c)	402,937	2,083,756
Cellebrite DI Ltd.(a)(c)	158,355	869,369
Clal Insurance Enterprises Holdings Ltd.(c)	278,932	4,789,377
Danel Adir Yeoshua Ltd.	24,756	1,903,574
Danya Cebus Ltd.	33,277	857,535
Delek Automotive Systems Ltd.	222,457	2,747,324
Delek Group Ltd.(c)	40,910	4,441,758
Delta Galil Industries Ltd.	49,668	1,957,884
Doral Group Renewable Energy Resources Ltd.(a)(c)	378,160	938,106
Elco Ltd.	41,007	1,908,731
Electra Consumer Products 1970 Ltd.(a)	52,044	1,536,024
Electra Ltd./Israel(a)	9,310	4,771,222
Electra Real Estate Ltd.	109,949	1,236,055
Energix-Renewable Energies Ltd.	1,111,552	3,679,853
Enlight Renewable Energy Ltd.(a)(c)	457,710	9,514,039
Equital Ltd.(a)(c)	116,721	3,264,577
Fattal Holdings 1998 Ltd.(a)(c)	28,541	2,760,840
FIBI Holdings Ltd.	73,195	3,080,475
First International Bank Of Israel Ltd. (The)	248,554	10,040,043
Fiverr International Ltd.(a)(c)	143,140	5,309,063
Formula Systems 1985 Ltd.	43,429	3,449,641
Fox Wizel Ltd.	36,121	3,266,918
G City Ltd.	349,735	1,367,057
Gav-Yam Lands Corp. Ltd.	1	4
Gilat Satellite Networks Ltd.(a)(c)	173,419	939,519
Hadera Paper Ltd.	17,120	1,785,062
Harel Insurance Investments & Financial Services Ltd.	526,165	5,089,979
Hilan Ltd.	63,418	3,090,096
IDI Insurance Co. Ltd.	42,662	1,019,964
Inmode Ltd.(a)(c)	315,676	11,064,444
Innoviz Technologies Ltd.(c)	478,090	2,667,742
Isracard Ltd.	884,914	2,983,062
Israel Canada T.R Ltd.(a)	562,364	1,484,163
Israel Corp Ltd.	17,246	6,399,064
Israel Land Development - Urban Renewal Ltd.	72,685	844,713
Isras Investment Co. Ltd.	7,794	1,521,076
Ituran Location and Control Ltd.	66,843	1,467,204
Kornit Digital Ltd.(c)	221,297	5,578,897
M Yochananof & Sons Ltd.	21,809	1,175,592

Security	Shares	Value

Israel (continued)
Magic Software Enterprises Ltd.	113,708	$1,848,362
Malam - Team Ltd.	36,107	766,809
Matrix IT Ltd.	162,438	3,438,805
Maytronics Ltd.(a)	219,062	2,670,298
Mega Or Holdings Ltd.	98,977	2,748,225
Mehadrin Ltd.(c)	—	1
Melisron Ltd.	106,881	7,473,465
Menora Mivtachim Holdings Ltd.	141,523	3,134,567
Migdal Insurance & Financial Holdings Ltd.(a)(c)	1,783,694	2,198,596
Mivne Real Estate KD Ltd.	2,661,348	8,539,280
Nano Dimension Ltd., ADR(a)(c)	1,153,912	3,184,797
Nano-X Imaging Ltd.(a)(c)	174,122	1,605,405
Naphtha Israel Petroleum Corp. Ltd.(a)(c)	247,554	1,271,802
Nayax Ltd.(c)	34,599	708,122
NEOGAMES SA(c)	66,327	855,618
Neto Malinda Trading Ltd.(c)	48,509	1,110,267
Nova Ltd.(c)	127,938	11,629,564
Oil Refineries Ltd.	9,331,420	3,227,355
One Software Technologies Ltd.	168,729	2,126,269
OPC Energy Ltd.(a)(c)	432,360	4,489,878
OY Nofar Energy Ltd.(c)	63,786	1,717,184
Partner Communications Co. Ltd.(c)	611,508	4,397,194
Paz Oil Co. Ltd.(c)	45,511	5,673,473
Perion Network Ltd.(c)	178,037	5,988,323
Phoenix Holdings Ltd. (The)	661,756	7,116,942
Prashkovsky Investments and Construction Ltd.	32,077	867,806
Property & Building Corp. Ltd.(c)	12,008	755,542
Radware Ltd.(c)	181,378	3,863,351
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	39,658	2,524,363
Reit 1 Ltd.	837,289	4,150,024
Retailors Ltd.	51,518	956,776
Riskified Ltd.(c)	224,776	1,366,638
Sapiens International Corp. NV(a)	143,363	3,209,582
Scope Metals Group Ltd.	32,348	1,202,904
Sella Capital Real Estate Ltd.	856,593	2,035,352
Shapir Engineering and Industry Ltd.(a)	639,909	4,854,375
Shikun & Binui Ltd.(c)	1,207,612	3,539,758
Shufersal Ltd.(a)	1,196,309	6,712,836
SimilarWeb Ltd.(a)(c)	80,018	551,324
Sisram Medical Ltd.(a)(d)	622,400	1,013,282
Strauss Group Ltd.(a)	236,738	6,057,400
Summit Real Estate Holdings Ltd.	156,766	2,228,322
Taboola.com Ltd.(a)(c)	582,537	2,318,497
Tadiran Group Ltd.	15,131	1,528,441
Taro Pharmaceutical Industries Ltd.(c)	40,196	1,198,645
Tel Aviv Stock Exchange Ltd.(a)	443,513	2,679,187
Tower Semiconductor Ltd.(c)	1	33
Tremor International Ltd.(a)(c)	382,589	1,553,398
Turpaz Industries Ltd., NVS(a)	154,206	769,768
YH Dimri Construction & Development Ltd.(a)	33,321	2,154,510

		309,154,923

Italy — 3.2%
A2A SpA	7,021,529	10,570,789
ACEA SpA	179,908	2,757,896
Anima Holding SpA(d)	982,774	4,334,980
Antares Vision SpA(c)	118,172	1,096,818
Arnoldo Mondadori Editore SpA	490,976	1,026,367
Ascopiave SpA	272,720	789,589
Autogrill SpA(c)	867,150	6,327,656

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Azimut Holding SpA	479,636	$11,974,441
Banca Generali SpA	261,598	9,650,739
Banca IFIS SpA	115,197	1,929,231
Banca Mediolanum SpA	998,786	9,555,797
Banca Monte dei Paschi di Siena SpA(a)(c)	1,979,177	5,286,502
Banca Popolare di Sondrio SPA	1,982,413	9,736,562
Banco BPM SpA	6,408,401	28,842,883
BFF Bank SpA(d)	709,256	6,559,293
Biesse SpA	59,915	965,854
Bio On SpA(a)(b)	19,879	—
BPER Banca	4,738,467	13,017,056
Brembo SpA	668,575	9,025,834
Brunello Cucinelli SpA	150,490	12,534,393
Buzzi Unicem SpA	431,361	9,713,461
Carel Industries SpA(d)	176,256	4,359,705
CIR SpA-Compagnie Industriali(c)	5,601,884	2,704,000
Credito Emiliano SpA	388,856	3,311,826
Danieli & C Officine Meccaniche SpA(a)	38,692	1,002,680
Datalogic SpA	93,522	941,107
De’ Longhi SpA	334,516	7,721,996
Digital Bros. SpA(a)	22,109	523,032
Digital Value SpA(a)(c)	14,884	1,151,641
doValue SpA(d)	257,529	2,097,850
El.En. SpA	192,506	3,003,052
Enav SpA(d)	1,193,251	5,493,651
ERG SpA	269,699	8,143,953
Esprinet SpA	127,555	1,011,557
Fila SpA	100,984	785,562
Fincantieri SpA(a)(c)	2,127,104	1,402,097
Gruppo MutuiOnline SpA	112,122	3,573,251
GVS SpA(a)(c)(d)	314,341	1,660,825
Hera SpA	3,672,728	10,550,339
Illimity Bank SpA(c)	243,680	1,999,487
Industrie De Nora SpA(a)(c)	115,903	2,157,195
Interpump Group SpA	314,904	16,422,211
Iren SpA	3,142,329	5,691,038
Italgas SpA	2,164,881	12,672,573
Italmobiliare SpA	60,641	1,624,305
Juventus Football Club SpA(a)(c)	4,411,408	1,425,638
Leonardo SpA	1,802,152	18,558,806
Maire Tecnimont SpA(a)	667,894	2,574,114
MARR SpA	151,393	1,990,589
OVS SpA(d)	993,874	2,392,880
Pharmanutra SpA	14,408	923,897
Piaggio & C SpA	736,020	2,780,447
Pirelli & C SpA(d)	1,577,599	7,898,541
RAI Way SpA(d)	424,213	2,422,813
Reply SpA	99,570	12,924,897
Safilo Group SpA(c)	971,721	1,455,367
Saipem SpA(a)(c)	4,862,307	7,445,736
Salcef SpA	107,075	2,094,826
Salvatore Ferragamo SpA	224,013	4,445,634
Sanlorenzo SpA/Ameglia(a)	52,978	2,325,811
Saras SpA(c)	2,515,295	4,360,855
Seco SpA(a)(c)	147,237	846,924
Sesa SpA	33,602	4,572,433
SOL SpA	155,481	3,430,812
Tamburi Investment Partners SpA(a)	469,115	3,902,589
Technogym SpA(a)(d)	624,956	5,543,313
Technoprobe SpA(c)	552,314	4,059,855

Security	Shares	Value

Italy (continued)
Tinexta SpA	93,551	$2,544,631
Tod’s SpA(c)	44,209	1,728,673
Unipol Gruppo SpA	1,768,905	9,264,398
Webuild SpA(a)	1,756,085	3,096,492
Wiit SpA(a)	43,932	1,013,198
Zignago Vetro SpA	120,283	2,053,137

		373,778,380

Japan — 30.6%
77 Bank Ltd. (The)	233,800	4,175,525
ABC-Mart Inc.	148,000	7,976,323
Activia Properties Inc.	3,071	9,196,570
Adastria Co. Ltd.	101,980	1,721,067
ADEKA Corp.	342,500	5,795,523
Advance Logistics Investment Corp.	2,888	3,106,554
Advance Residence Investment Corp.	5,808	14,187,555
Adventure Inc.	11,500	922,592
Aeon Delight Co. Ltd.	89,900	2,134,148
AEON Financial Service Co. Ltd.	475,800	4,822,948
Aeon Hokkaido Corp.(a)	101,200	710,264
Aeon Mall Co. Ltd.	453,300	6,384,840
AEON REIT Investment Corp.	7,283	8,049,395
Ai Holdings Corp.	149,800	2,530,605
Aica Kogyo Co. Ltd.	229,600	5,552,425
Aichi Corp.	124,700	746,972
Aichi Financial Group Inc., NVS	151,300	2,702,280
Aida Engineering Ltd.	304,500	1,911,920
Aiful Corp.	1,416,700	4,283,375
Ain Holdings Inc.	111,000	4,799,562
Air Water Inc.	816,400	9,988,707
Airtrip Corp.(a)	62,400	1,280,214
Alfresa Holdings Corp.	726,800	9,097,351
Alpen Co. Ltd.	73,600	1,101,998
Alpha Systems Inc.	25,500	826,661
Alps Alpine Co. Ltd.	881,700	9,033,885
Amada Co. Ltd.	1,516,700	13,624,159
Amano Corp.	242,000	4,427,630
Amvis Holdings Inc.	109,200	2,923,721
Anicom Holdings Inc.	321,800	1,529,757
Anritsu Corp.	616,200	5,902,831
AOKI Holdings Inc.	133,200	702,316
Aozora Bank Ltd.	524,500	10,486,956
Appier Group Inc.(a)(c)	250,800	3,206,600
Arata Corp.	55,900	1,813,054
Arcland Service Holdings Co. Ltd.(a)	69,800	1,160,032
ARCLANDS Corp.	130,500	1,470,337
Arcs Co. Ltd.	177,600	3,001,304
Argo Graphics Inc.	67,700	2,117,079
Ariake Japan Co. Ltd.	81,100	2,735,558
ARTERIA Networks Corp.	110,500	1,067,675
As One Corp.	128,800	5,773,501
Asahi Holdings Inc.	338,100	5,319,434
Asics Corp.	718,600	17,103,057
ASKUL Corp.	179,600	2,374,037
Atom Corp.(c)	489,100	2,992,017
Autobacs Seven Co. Ltd.	303,400	3,377,708
Avex Inc.	144,900	1,956,989
Awa Bank Ltd. (The)	166,000	2,793,683
Axial Retailing Inc.	50,000	1,355,621
AZ-COM MARUWA Holdings Inc.	175,400	2,213,855
Bank of Kyoto Ltd. (The)	251,000	11,678,566

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
BayCurrent Consulting Inc.	588,200	$25,004,115
Belc Co. Ltd.	41,800	1,801,038
Bell System24 Holdings Inc.	140,500	1,617,332
Belluna Co. Ltd.	228,000	1,225,711
Benefit One Inc.	355,400	5,865,891
Benesse Holdings Inc.	323,800	4,952,711
BeNext-Yumeshin Group Co.	264,931	3,907,874
Bengo4.com Inc.(a)(c)	37,200	774,219
Bic Camera Inc.	420,300	3,969,365
BIPROGY Inc.	317,100	8,284,781
BML Inc.	97,200	2,417,002
Bunka Shutter Co. Ltd.(a)	313,100	2,804,640
Bushiroad Inc.	124,800	653,714
C Uyemura & Co. Ltd.	49,100	2,507,236
C.I. Takiron Corp.	177,700	716,109
Calbee Inc.	388,500	8,773,945
Canon Electronics Inc.	56,000	735,941
Canon Marketing Japan Inc.	206,200	4,894,247
Casio Computer Co. Ltd.	834,700	8,628,462
Cawachi Ltd.	59,100	1,020,986
CellSource Co. Ltd.(a)(c)	30,200	852,174
Central Glass Co. Ltd.	120,800	2,667,728
Change Inc.	165,300	3,067,549
Chiyoda Corp.(c)	704,700	2,095,144
Chofu Seisakusho Co. Ltd.	41,900	681,931
Chudenko Corp.	84,900	1,399,986
Chugin Financial Group Inc., NVS	621,800	4,524,621
Chugoku Electric Power Co. Inc. (The)	1,206,900	6,634,910
Chugoku Marine Paints Ltd.	151,500	1,153,843
Citizen Watch Co. Ltd.	1,047,300	4,982,608
CKD Corp.	225,900	3,498,552
Coca-Cola Bottlers Japan Holdings Inc.	597,900	6,295,209
COLOPL Inc.	250,000	1,280,186
Colowide Co. Ltd.(a)	328,500	4,653,426
Comforia Residential REIT Inc.	2,880	6,399,216
COMSYS Holdings Corp.	505,600	9,643,002
Comture Corp.	99,300	1,909,291
Cosmo Energy Holdings Co. Ltd.	337,900	9,476,056
Cosmos Pharmaceutical Corp.	88,800	8,676,405
CRE Logistics REIT Inc.	2,446	3,325,817
Create Restaurants Holdings Inc.	523,000	3,994,373
Create SD Holdings Co. Ltd.	117,700	3,202,585
Credit Saison Co. Ltd.	653,900	8,567,049
Curves Holdings Co. Ltd.	226,200	1,446,154
CYBERDYNE Inc.(a)(c)	489,800	1,156,360
Cybozu Inc.	111,600	2,263,998
Daicel Corp.	1,145,100	8,448,876
Daido Steel Co. Ltd.	115,400	4,363,297
Daihen Corp.	82,800	2,701,817
Daiho Corp.	27,500	776,471
Daiichikosho Co. Ltd.	170,500	5,301,401
Daiken Corp.	43,200	729,932
Daiki Aluminium Industry Co. Ltd.(a)	103,000	1,141,786
Daikokutenbussan Co. Ltd.(a)	24,000	1,005,168
Daio Paper Corp.	374,900	2,892,786
Daiseki Co. Ltd.	191,060	6,438,492
Daishi Hokuetsu Financial Group Inc.	155,200	3,702,804
Daiwa Industries Ltd.	129,600	1,206,704
Daiwa Office Investment Corp.	1,402	6,602,021
Daiwa Securities Living Investments Corp.	8,218	6,876,054

Security	Shares	Value

Japan (continued)
Daiwabo Holdings Co. Ltd.	360,000	$5,448,930
DCM Holdings Co. Ltd.	494,400	4,499,300
Demae-Can Co. Ltd.(a)(c)	166,400	551,701
DeNA Co. Ltd.	378,000	5,300,232
Denka Co. Ltd.	336,600	6,982,643
Descente Ltd.	121,200	3,357,410
Dexerials Corp.	244,100	5,217,852
DIC Corp.	345,300	6,419,828
Digital Arts Inc.	51,200	2,286,956
Digital Garage Inc.	148,500	5,307,741
Dip Corp.	160,000	4,748,872
Direct Marketing MiX Inc.	90,200	1,147,158
DMG Mori Co. Ltd.	507,400	7,750,141
Doshisha Co. Ltd.	98,800	1,293,721
Doutor Nichires Holdings Co. Ltd.	121,600	1,750,074
Dowa Holdings Co. Ltd.	235,800	8,232,520
DTS Corp.	165,400	4,056,613
Duskin Co. Ltd.	191,200	4,468,630
DyDo Group Holdings Inc.	37,600	1,367,843
Earth Corp.	70,900	2,768,085
Ebara Corp.	409,800	17,399,936
EDION Corp.	354,200	3,498,390
eGuarantee Inc.	157,300	2,934,480
Eiken Chemical Co. Ltd.	148,300	1,815,988
Eizo Corp.	63,300	1,769,390
Elan Corp.	139,600	1,083,209
Elecom Co. Ltd.	221,300	2,322,954
Electric Power Development Co. Ltd.	647,300	10,446,469
EM Systems Co. Ltd.	182,900	1,327,963
en Japan Inc.	144,400	2,749,204
eRex Co. Ltd.	135,300	2,504,534
ES-Con Japan Ltd.	142,600	921,791
Euglena Co. Ltd.(c)	438,400	3,386,811
Exedy Corp.	130,200	1,751,335
EXEO Group Inc.	449,500	8,173,512
Ezaki Glico Co. Ltd.	215,300	6,016,310
Fancl Corp.	350,800	7,123,806
FCC Co. Ltd.	147,800	1,646,501
Ferrotec Holdings Corp.	193,900	4,856,544
Financial Products Group Co. Ltd.	284,600	2,329,798
Food & Life Companies Ltd.	491,300	10,934,611
FP Corp.	206,400	5,608,856
Freee KK(a)(c)	180,600	4,769,014
Frontier Real Estate Investment Corp.	2,157	8,317,792
Fuji Co. Ltd./Ehime	117,100	1,671,968
Fuji Corp./Aichi	328,800	5,474,551
Fuji Kyuko Co. Ltd.(a)	96,500	3,390,102
Fuji Media Holdings Inc.	208,700	1,762,696
Fuji Oil Holdings Inc.	194,800	3,089,160
Fuji Seal International Inc.	189,200	2,458,957
Fuji Soft Inc.	112,400	6,708,880
Fujicco Co. Ltd.	45,500	661,686
Fujikura Ltd.	1,054,100	8,012,592
Fujimi Inc.	65,500	3,321,823
Fujimori Kogyo Co. Ltd.	58,000	1,489,167
Fujio Food Group Inc.(a)(c)	79,600	866,780
Fujitec Co. Ltd.(a)	273,000	6,764,169
Fujitsu General Ltd.	268,000	7,575,274
Fujiya Co. Ltd.	39,200	766,132
Fukui Computer Holdings Inc.	49,100	1,132,289

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fukuoka Financial Group Inc.	757,800	$17,483,667
Fukuoka REIT Corp.	2,772	3,564,811
Fukushima Galilei Co. Ltd.	44,100	1,496,955
Fukuyama Transporting Co. Ltd.	102,100	2,641,941
Fullcast Holdings Co. Ltd.	84,600	1,837,561
Funai Soken Holdings Inc.	164,060	3,550,686
Furukawa Co. Ltd.	173,000	1,763,517
Furukawa Electric Co. Ltd.	299,800	5,818,633
Fuso Chemical Co. Ltd.	77,500	2,202,013
Future Corp.	194,100	2,527,535
Fuyo General Lease Co. Ltd.	72,900	5,010,245
G-7 Holdings Inc.	93,000	1,151,445
Genky DrugStores Co. Ltd.	33,200	956,661
Geo Holdings Corp.	104,300	1,523,659
Giken Ltd.	74,000	1,684,786
Global One Real Estate Investment Corp.	4,334	3,578,820
GLOBERIDE Inc.	73,400	1,504,915
Glory Ltd.	206,900	3,618,704
GMO Financial Gate Inc.	15,000	960,362
GMO Financial Holdings Inc.	181,500	771,955
GMO GlobalSign Holdings KK	22,600	753,277
GMO internet group Inc.	298,600	5,876,409
GNI Group Ltd.(c)	197,097	1,823,558
Goldcrest Co. Ltd.	66,400	833,006
Goldwin Inc.	105,800	8,060,081
Gree Inc.	280,500	1,526,303
GS Yuasa Corp.	289,100	5,058,975
G-Tekt Corp.	77,900	925,994
GungHo Online Entertainment Inc.(c)	203,130	3,385,249
Gunma Bank Ltd. (The)	1,498,200	5,844,185
Gunze Ltd.	69,600	2,292,014
H.U. Group Holdings Inc.	232,500	4,934,818
H2O Retailing Corp.	365,000	3,562,106
Hachijuni Bank Ltd. (The)	1,496,200	6,498,547
Hakuto Co. Ltd.	45,600	1,596,246
Halows Co. Ltd.	28,500	698,112
Hamakyorex Co. Ltd.	45,500	1,139,445
Hankyu Hanshin REIT Inc.	2,591	2,856,879
Hanwa Co. Ltd.	150,200	4,782,536
Harmonic Drive Systems Inc.	214,300	7,217,821
Haseko Corp.	1,078,300	12,475,033
Hazama Ando Corp.	719,300	4,772,142
Heiwa Corp.	241,200	4,376,332
Heiwa Real Estate Co. Ltd.	136,700	3,911,002
Heiwa Real Estate REIT Inc.	4,059	4,720,647
Heiwado Co. Ltd.	114,900	1,920,365
Hiday Hidaka Corp.	112,200	1,783,662
Hino Motors Ltd.(c)	1,294,300	5,536,418
Hioki E.E. Corp.	39,300	2,247,051
Hirata Corp.	39,300	1,944,437
Hirogin Holdings Inc.	1,077,300	5,617,518
HIS Co. Ltd.(a)(c)	231,200	3,788,589
Hisamitsu Pharmaceutical Co. Inc.	208,000	6,477,102
Hitachi Zosen Corp.	721,600	4,778,245
Hogy Medical Co. Ltd.	112,700	2,927,016
Hokkaido Electric Power Co. Inc.	740,800	2,740,558
Hokkoku Financial Holdings Inc.	102,400	3,245,378
Hokuetsu Corp.	524,800	3,378,374
Hokuhoku Financial Group Inc.	507,100	4,016,205
Hokuriku Electric Power Co.	737,600	3,051,030

Security	Shares	Value

Japan (continued)
Hokuto Corp.	88,700	$1,289,224
Horiba Ltd.	151,400	6,972,375
Hoshino Resorts REIT Inc.	1,085	6,215,921
Hosiden Corp.	204,600	2,481,737
House Foods Group Inc.	271,000	5,781,901
Hulic Reit Inc.	5,746	6,867,978
Hyakugo Bank Ltd. (The)	1,171,300	3,782,866
Ichibanya Co. Ltd.	64,300	2,339,625
Ichigo Inc.	1,124,500	2,577,329
Ichigo Office REIT Investment Corp.	5,326	3,486,328
Idec Corp./Japan	125,600	2,990,755
IDOM Inc.	236,300	1,523,068
IHI Corp.	617,300	18,756,465
Iino Kaiun Kaisha Ltd.	357,900	2,533,969
Inaba Denki Sangyo Co. Ltd.	209,200	4,545,045
Inabata & Co. Ltd.	181,400	3,521,103
Inageya Co. Ltd.	99,000	990,015
Industrial & Infrastructure Fund Investment Corp.	8,814	9,768,023
Infocom Corp.	103,100	1,737,917
Infomart Corp.	869,700	2,813,530
Information Services International-Dentsu Ltd.	117,500	3,892,576
INFRONEER Holdings Inc.	1,095,228	8,742,593
Insource Co. Ltd.	207,200	2,331,106
Internet Initiative Japan Inc.	455,600	8,549,684
Invincible Investment Corp.	27,081	11,549,269
IR Japan Holdings Ltd.(a)	41,800	589,249
Iriso Electronics Co. Ltd.	87,100	2,922,901
Isetan Mitsukoshi Holdings Ltd.	1,499,300	16,313,474
Itochu Enex Co. Ltd.	196,400	1,683,423
Itochu-Shokuhin Co. Ltd.	23,200	900,405
Itoham Yonekyu Holdings Inc.	670,900	3,683,530
Iwatani Corp.	194,400	8,378,871
Iyogin Holdings Inc., NVS	986,200	5,565,897
Izumi Co. Ltd.	146,700	3,321,545
J Front Retailing Co. Ltd.	1,088,500	10,137,727
J Trust Co. Ltd.(a)	327,400	1,437,992
JAC Recruitment Co. Ltd.	71,300	1,295,830
Jaccs Co. Ltd.	98,200	3,167,945
JAFCO Group Co. Ltd.	291,800	5,207,204
Japan Airport Terminal Co. Ltd.(c)	268,800	14,011,046
Japan Aviation Electronics Industry Ltd.	204,400	3,511,542
Japan Display Inc.(c)	4,134,000	1,403,782
Japan Elevator Service Holdings Co. Ltd.	276,800	3,907,616
Japan Excellent Inc.	5,254	5,013,686
Japan Hotel REIT Investment Corp.	19,870	12,591,343
Japan Lifeline Co. Ltd.	263,000	1,932,958
Japan Logistics Fund Inc.	3,726	8,496,181
Japan Material Co. Ltd.	302,100	5,666,044
Japan Petroleum Exploration Co. Ltd.	140,300	4,548,052
Japan Prime Realty Investment Corp.	3,805	10,322,307
Japan Pulp & Paper Co. Ltd.	45,100	1,902,813
Japan Securities Finance Co. Ltd.	397,200	3,601,446
Japan Steel Works Ltd. (The)	267,000	5,688,127
Japan Wool Textile Co. Ltd. (The)	172,400	1,283,580
JCR Pharmaceuticals Co. Ltd.	291,400	3,595,406
JCU Corp.	85,400	2,117,624
JDC Corp.	162,300	695,139
Jeol Ltd.	194,800	5,720,113
JGC Holdings Corp.	982,800	12,837,390
JINS Holdings Inc.	61,000	1,837,032

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
JMDC Inc.	115,800	$3,827,003
J-Oil Mills Inc.	42,900	521,147
Joshin Denki Co. Ltd.	59,900	921,005
Joyful Honda Co. Ltd.	215,700	3,098,879
JTEKT Corp.	921,600	6,832,093
JTOWER Inc.(a)(c)	39,600	1,896,738
Juroku Financial Group Inc.	159,400	3,835,961
Justsystems Corp.	160,900	4,007,171
Kadokawa Corp.	407,534	7,625,491
Kaga Electronics Co. Ltd.	72,000	2,398,316
Kagome Co. Ltd.	336,200	8,211,493
Kaken Pharmaceutical Co. Ltd.	128,800	3,738,535
Kameda Seika Co. Ltd.	59,300	2,005,613
Kamigumi Co. Ltd.	427,200	8,739,014
Kanamoto Co. Ltd.	134,300	2,335,869
Kandenko Co. Ltd.	446,400	3,000,318
Kaneka Corp.	213,000	5,592,181
Kanematsu Corp.	333,400	4,076,891
Kanematsu Electronics Ltd.	33,200	1,585,538
Kansai Paint Co. Ltd.	790,300	11,129,890
Kanto Denka Kogyo Co. Ltd.	161,900	1,256,823
Kappa Create Co. Ltd.(a)(c)	112,900	1,232,893
Katakura Industries Co. Ltd.	70,000	950,726
Katitas Co. Ltd.	229,900	5,637,249
Kato Sangyo Co. Ltd.	95,500	2,653,923
Kawasaki Heavy Industries Ltd.	672,300	15,383,977
Kawasaki Kisen Kaisha Ltd.	696,800	14,549,786
KeePer Technical Laboratory Co. Ltd.	58,700	1,512,060
Keihan Holdings Co. Ltd.	427,800	11,510,166
Keihanshin Building Co. Ltd.	123,000	1,295,838
Keikyu Corp.	978,400	10,138,780
Keiyo Bank Ltd. (The)	663,300	3,150,624
Keiyo Co. Ltd.	151,500	1,046,664
Kenedix Office Investment Corp.	3,816	9,065,147
Kenedix Residential Next Investment Corp.	4,441	6,619,155
Kenedix Retail REIT Corp.	2,629	4,929,044
Kewpie Corp.	410,100	7,140,036
KFC Holdings Japan Ltd.(a)	63,400	1,364,684
KH Neochem Co. Ltd.	146,800	3,128,936
Kinden Corp.	554,500	6,355,427
Kintetsu Department Store Co. Ltd.(a)(c)	31,500	623,512
Kisoji Co. Ltd.	103,600	1,713,939
Kissei Pharmaceutical Co. Ltd.	121,400	2,391,662
Ki-Star Real Estate Co. Ltd.	40,600	1,544,502
Kitz Corp.	268,300	1,699,051
Kiyo Bank Ltd. (The)	245,500	3,120,689
Koa Corp.	139,100	2,027,522
Kobe Steel Ltd.	1,501,200	8,087,759
Kohnan Shoji Co. Ltd.	108,400	2,792,756
Kokuyo Co. Ltd.	366,500	5,225,974
KOMEDA Holdings Co. Ltd.	204,900	3,809,775
Komeri Co. Ltd.	135,400	2,777,584
Konica Minolta Inc.	2,020,700	8,468,339
Konishi Co. Ltd.	184,300	2,612,575
Konoike Transport Co. Ltd.	93,700	1,111,635
Koshidaka Holdings Co. Ltd.	188,900	1,367,784
Kotobuki Spirits Co. Ltd.	83,100	5,458,319
K’s Holdings Corp.	705,940	6,241,158
Kumagai Gumi Co. Ltd.	156,500	3,216,207
Kumiai Chemical Industry Co. Ltd.	324,300	2,200,435

Security	Shares	Value

Japan (continued)
Kura Sushi Inc.(a)	94,100	$2,186,221
Kuraray Co. Ltd.	1,419,900	11,752,582
Kureha Corp.	70,100	4,578,397
Kusuri no Aoki Holdings Co. Ltd.	71,100	4,006,065
KYB Corp.	75,700	2,145,280
Kyoei Steel Ltd.	85,500	934,644
Kyokuto Kaihatsu Kogyo Co. Ltd.	112,500	1,292,315
KYORIN Holdings Inc.	153,500	2,034,598
Kyoritsu Maintenance Co. Ltd.	129,000	5,891,938
Kyudenko Corp.	186,700	4,839,187
Kyushu Electric Power Co. Inc.	1,783,400	10,266,387
Kyushu Financial Group Inc.	1,521,500	5,592,262
Kyushu Railway Co.	596,200	13,364,811
LaSalle Logiport REIT	7,992	9,683,134
Lawson Inc.	200,400	8,013,248
Leopalace21 Corp.(c)	758,700	1,883,026
Life Corp.	78,000	1,701,554
Link And Motivation Inc.	172,800	877,535
Lintec Corp.	168,500	2,917,917
Lion Corp.	1,042,800	11,543,511
LITALICO Inc.	88,900	1,814,877
M&A Capital Partners Co. Ltd.(a)(c)	64,400	2,181,233
M&A Research Institute Inc., NVS(a)(c)	22,600	1,816,090
Mabuchi Motor Co. Ltd.	210,400	6,025,923
Macnica Holdings Inc.	212,350	5,643,553
Maeda Kosen Co. Ltd.(a)	80,600	2,085,778
Makino Milling Machine Co. Ltd.	103,300	3,708,262
Management Solutions Co. Ltd.	47,400	1,287,662
Mandom Corp.	159,800	1,811,709
Mani Inc.	334,800	4,897,130
Maruha Nichiro Corp.	189,000	3,588,734
Marui Group Co. Ltd.(a)	792,300	13,501,209
Maruichi Steel Tube Ltd.	258,500	5,566,084
MARUKA FURUSATO Corp.	87,200	2,345,708
Maruwa Co. Ltd./Aichi	38,700	4,947,000
Maruzen Showa Unyu Co. Ltd.	39,900	966,833
Matsuda Sangyo Co. Ltd.	47,700	869,086
Matsui Securities Co. Ltd.	526,900	3,155,197
MatsukiyoCocokara & Co.	477,440	23,816,779
Matsuyafoods Holdings Co. Ltd.	38,400	1,189,885
Max Co. Ltd.	103,500	1,619,285
Maxell Ltd.	197,500	2,155,394
Maxvalu Tokai Co. Ltd.	43,100	934,791
MCJ Co. Ltd.	278,000	2,162,342
Mebuki Financial Group Inc.	4,057,500	10,569,042
Medipal Holdings Corp.	817,800	10,918,433
Medley Inc.(c)	95,000	3,366,167
Megachips Corp.	60,000	1,252,795
Megmilk Snow Brand Co. Ltd.	204,300	2,859,389
Meidensha Corp.	140,600	2,088,680
Meiko Electronics Co. Ltd.	91,800	2,057,895
Meitec Corp.	314,400	5,914,396
Melco Holdings Inc.	24,000	619,402
Menicon Co. Ltd.	272,700	6,025,830
Mercari Inc.(c)	467,900	10,190,797
METAWATER Co. Ltd.	106,200	1,401,754
Micronics Japan Co. Ltd.	127,100	1,363,364
Midac Holdings Co. Ltd.	37,200	812,921
Mie Kotsu Group Holdings Inc.	86,500	332,086
Milbon Co. Ltd.	117,100	5,149,803

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mimasu Semiconductor Industry Co. Ltd.	74,000	$1,467,780
Mirai Corp.	8,077	2,727,454
MIRAIT ONE corp.	422,300	5,150,033
Mitani Sekisan Co. Ltd.	49,100	1,604,246
Mitsubishi Estate Logistics REIT Investment Corp.	2,148	6,751,819
Mitsubishi Gas Chemical Co. Inc.	693,400	10,132,314
Mitsubishi Logisnext Co. Ltd.	121,400	677,000
Mitsubishi Logistics Corp.	217,200	5,071,919
Mitsubishi Materials Corp.	529,400	9,093,383
Mitsubishi Motors Corp.(c)	2,992,200	11,528,653
Mitsubishi Pencil Co. Ltd.	129,500	1,452,689
Mitsubishi Research Institute Inc.	33,700	1,311,208
Mitsubishi Shokuhin Co. Ltd.	69,700	1,680,070
Mitsuboshi Belting Ltd.	101,400	2,893,340
Mitsui DM Sugar Holdings Co. Ltd.	31,700	495,813
Mitsui Fudosan Logistics Park Inc.	2,458	8,578,576
Mitsui High-Tec Inc.	88,600	4,672,097
Mitsui Mining & Smelting Co. Ltd.	242,700	6,465,792
Mitsui-Soko Holdings Co. Ltd.	82,700	2,377,714
Mitsuuroko Group Holdings Co. Ltd.	118,300	1,074,499
Miura Co. Ltd.	390,400	9,769,096
Mixi Inc.	173,100	3,321,057
Mizuho Leasing Co. Ltd.	117,400	3,114,694
Mizuno Corp.	102,400	2,323,406
Mochida Pharmaceutical Co. Ltd.	94,200	2,530,178
Modec Inc.(c)	87,500	952,356
Monex Group Inc.	795,270	2,805,523
Money Forward Inc.(c)	192,900	7,153,398
Monogatari Corp. (The)	43,700	2,189,600
Mori Hills REIT Investment Corp.	6,739	7,657,774
Mori Trust Hotel Reit Inc.	1,197	1,240,011
Mori Trust Sogo REIT Inc.	4,359	4,919,061
Morinaga & Co. Ltd./Japan	169,000	5,010,992
Morinaga Milk Industry Co. Ltd.	160,600	5,941,025
Morita Holdings Corp.	97,000	907,878
MOS Food Services Inc.	121,100	2,872,344
Musashi Seimitsu Industry Co. Ltd.	197,000	2,714,923
Musashino Bank Ltd. (The)	152,600	2,678,034
Nabtesco Corp.	483,800	14,164,939
Nachi-Fujikoshi Corp.	60,100	1,817,144
Nafco Co. Ltd.	71,800	900,731
Nagaileben Co. Ltd.	79,000	1,196,828
Nagase & Co. Ltd.	429,500	6,930,990
Nagawa Co. Ltd.(a)	33,300	2,047,441
Nagoya Railroad Co. Ltd.	832,600	13,766,916
Nakanishi Inc.	312,500	6,629,867
Nankai Electric Railway Co. Ltd.	451,600	9,813,090
Nanto Bank Ltd. (The)	132,000	2,738,141
NEC Networks & System Integration Corp.	305,500	4,079,775
NET One Systems Co. Ltd.	352,100	9,541,901
Nextage Co. Ltd.	200,000	4,498,628
NGK Spark Plug Co. Ltd.	681,600	13,319,222
NH Foods Ltd.	369,300	11,087,163
NHK Spring Co. Ltd.	857,400	6,060,583
Nichias Corp.	234,100	4,531,854
Nichicon Corp.	195,300	1,918,565
Nichiden Corp.	25,400	352,437
Nichiha Corp.	109,700	2,354,519
Nichirei Corp.	477,700	9,996,077
Nifco Inc./Japan	361,300	9,378,162

Security	Shares	Value

Japan (continued)
Nihon Kohden Corp.	355,500	$9,339,336
Nihon Parkerizing Co. Ltd.	443,800	3,276,740
Nikkiso Co. Ltd.	219,900	1,726,438
Nikkon Holdings Co. Ltd.	247,400	4,763,365
Nikon Corp.	1,347,200	13,301,453
Nippn Corp., New	206,200	2,577,187
Nippon Accommodations Fund Inc.	2,223	9,977,761
Nippon Carbon Co. Ltd.	41,700	1,420,125
Nippon Ceramic Co. Ltd.	82,400	1,535,875
Nippon Densetsu Kogyo Co. Ltd.	118,400	1,482,843
Nippon Electric Glass Co. Ltd.	357,200	6,633,344
Nippon Gas Co. Ltd.	464,600	7,415,634
Nippon Kanzai Co. Ltd.	79,000	1,555,788
Nippon Kayaku Co. Ltd.	562,900	5,227,175
Nippon Light Metal Holdings Co. Ltd.	254,590	2,918,082
Nippon Paper Industries Co. Ltd.	446,100	3,321,238
Nippon Parking Development Co. Ltd.	1,351,800	2,690,273
NIPPON REIT Investment Corp.	2,001	5,095,540
Nippon Road Co. Ltd. (The)	17,600	840,131
Nippon Seiki Co. Ltd.	197,300	1,271,936
Nippon Shokubai Co. Ltd.	126,600	5,359,626
Nippon Signal Company Ltd.	186,800	1,500,248
Nippon Soda Co. Ltd.	94,900	3,101,852
Nippon Steel Trading Corp.	64,500	4,598,718
Nippon Suisan Kaisha Ltd.	1,259,700	5,234,338
Nippon Television Holdings Inc.	215,800	1,744,687
Nipro Corp.	653,200	5,243,495
Nishimatsu Construction Co. Ltd.	149,800	4,679,499
Nishimatsuya Chain Co. Ltd.	175,200	2,080,472
Nishi-Nippon Financial Holdings Inc.	531,900	4,427,263
Nishi-Nippon Railroad Co. Ltd.	266,800	4,927,137
Nishio Rent All Co. Ltd.	102,300	2,467,767
Nissan Shatai Co. Ltd.	341,400	2,372,140
Nissha Co. Ltd.	171,700	2,554,641
Nisshin Oillio Group Ltd. (The)	127,700	3,136,769
Nisshinbo Holdings Inc.	571,000	4,268,180
Nissin Electric Co. Ltd.	216,300	2,242,633
Nitta Corp.	64,900	1,435,077
Nittetsu Mining Co. Ltd.	45,400	1,264,268
Nitto Boseki Co. Ltd.	113,600	1,791,422
Nitto Kogyo Corp.	120,200	2,250,092
Noevir Holdings Co. Ltd.	70,400	3,100,056
NOF Corp.	292,400	12,455,419
Nohmi Bosai Ltd.	86,900	1,152,285
Nojima Corp.	276,100	2,963,900
NOK Corp.	384,000	3,646,969
Nomura Co. Ltd.	336,100	2,418,275
Noritake Co. Ltd./Nagoya Japan	39,000	1,264,432
Noritsu Koki Co. Ltd.	81,200	1,470,723
Noritz Corp.	110,600	1,278,605
North Pacific Bank Ltd.	1,231,100	2,671,400
NS Solutions Corp.	144,400	3,716,641
NS United Kaiun Kaisha Ltd.	41,700	1,255,860
NSD Co. Ltd.	280,580	5,040,865
NSK Ltd.	1,726,600	9,711,022
NTN Corp.	1,797,800	3,726,958
NTT UD REIT Investment Corp.	6,195	6,318,175
Obara Group Inc.	51,700	1,495,915
OBIC Business Consultants Co. Ltd.	135,700	5,329,250
Ogaki Kyoritsu Bank Ltd. (The)	163,800	2,456,082

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ohsho Food Service Corp.	56,000	$2,617,095
Oiles Corp.	49,100	584,395
Oisix ra daichi Inc.(a)(c)	119,800	2,021,703
Okamoto Industries Inc.	33,100	996,167
Okamura Corp.	239,700	2,629,140
Okasan Securities Group Inc.	717,900	2,321,983
Oki Electric Industry Co. Ltd.	384,300	2,170,802
Okinawa Cellular Telephone Co.	99,400	2,404,996
Okinawa Electric Power Co. Inc. (The)	192,977	1,604,914
Okinawa Financial Group Inc.	78,600	1,460,777
OKUMA Corp.	105,100	4,260,022
Okumura Corp.	129,400	3,010,378
One REIT Inc.	1,062	2,013,060
Open Door Inc.(a)(c)	62,700	885,896
Optex Group Co. Ltd.	144,600	2,370,640
Optorun Co. Ltd.	138,000	2,723,225
Organo Corp.	115,800	2,943,559
Orient Corp.	228,360	2,086,508
Orix JREIT Inc.	11,661	16,043,939
Osaka Organic Chemical Industry Ltd.	64,800	1,069,238
Osaka Soda Co. Ltd.	57,200	1,869,535
OSAKA Titanium Technologies Co. Ltd.	123,000	3,490,053
OSG Corp.	371,600	5,832,224
Outsourcing Inc.	514,300	3,996,729
Pacific Industrial Co. Ltd.	163,800	1,357,900
Pacific Metals Co. Ltd.	78,100	1,205,784
PAL GROUP Holdings Co. Ltd.	93,000	1,994,487
PALTAC Corp.	136,700	4,949,505
Paramount Bed Holdings Co. Ltd.	171,800	3,299,651
Park24 Co. Ltd.(c)	568,900	9,648,956
Pasona Group Inc.	90,200	1,455,335
Penta-Ocean Construction Co. Ltd.	1,200,100	5,985,586
PeptiDream Inc.(c)	436,600	6,816,806
Pharma Foods International Co. Ltd.(a)	106,500	1,092,606
PHC Holdings Corp.	117,400	1,392,859
Pigeon Corp.	515,200	8,187,998
Pilot Corp.	128,600	4,590,014
Piolax Inc.	121,800	1,666,244
PKSHA Technology Inc.(a)(c)	80,600	1,125,870
Plus Alpha Consulting Co. Ltd.	58,100	1,259,302
Pola Orbis Holdings Inc.	408,100	5,887,951
Pressance Corp.	104,500	1,337,017
Prestige International Inc.	420,000	2,342,926
Prima Meat Packers Ltd.	113,100	1,918,648
Raito Kogyo Co. Ltd.	189,300	2,809,357
Raiznext Corp.	201,200	2,045,709
Raksul Inc.(a)(c)	208,400	2,255,989
Rakus Co. Ltd.	405,500	5,557,202
Relia Inc.	192,200	2,167,630
Relo Group Inc.	476,900	8,081,740
Rengo Co. Ltd.	852,400	6,016,241
RENOVA Inc.(a)(c)	157,500	2,741,248
Resorttrust Inc.	357,400	6,530,658
Restar Holdings Corp.	77,800	1,319,834
Retail Partners Co. Ltd.	92,100	970,061
Ricoh Leasing Co. Ltd.	61,800	1,846,405
Riken Keiki Co. Ltd.	58,300	2,079,663
Riken Vitamin Co. Ltd.	76,600	1,135,548
Ringer Hut Co. Ltd.(a)	146,300	2,552,394
Rinnai Corp.(a)	167,000	13,181,306

Security	Shares	Value

Japan (continued)
Riso Kagaku Corp.	90,300	$1,506,634
Riso Kyoiku Co. Ltd.	476,600	1,339,366
Rohto Pharmaceutical Co. Ltd.	835,800	15,421,698
Roland Corp.	63,100	1,884,025
Rorze Corp.	46,900	3,605,081
Round One Corp.	900,100	3,316,503
Royal Holdings Co. Ltd.(a)(c)	128,900	2,409,014
RS Technologies Co. Ltd.	69,600	2,115,086
Ryohin Keikaku Co. Ltd.	1,127,600	12,502,989
Ryosan Co. Ltd.	98,600	2,234,477
Ryoyo Electro Corp.	60,200	1,076,065
S Foods Inc.	82,400	1,883,395
Saibu Gas Holdings Co. Ltd.	90,200	1,275,140
Saizeriya Co. Ltd.	127,100	3,150,679
Sakai Moving Service Co. Ltd.	45,700	1,580,341
Sakata INX Corp.	119,200	1,004,469
Sakata Seed Corp.	126,500	4,041,431
SAMTY Co. Ltd.	105,300	1,663,122
Samty Residential Investment Corp.	1,578	1,323,146
San-A Co. Ltd.	84,200	2,710,099
San-Ai Obbli Co. Ltd.	236,000	2,455,399
SanBio Co. Ltd.(a)(c)	182,900	1,047,607
Sangetsu Corp.	197,700	3,474,206
San-in Godo Bank Ltd. (The)	604,200	3,758,183
Sanken Electric Co. Ltd.	100,500	5,707,193
Sanki Engineering Co. Ltd.	215,800	2,591,141
Sankyo Co. Ltd.	176,100	7,112,964
Sankyu Inc.	233,400	9,170,696
Sanrio Co. Ltd.	234,600	8,948,168
Sansan Inc.(c)	310,900	3,877,620
Santen Pharmaceutical Co. Ltd.	1,607,800	12,534,008
Sanwa Holdings Corp.	816,000	8,638,514
Sanyo Chemical Industries Ltd.	52,500	1,711,923
Sanyo Denki Co. Ltd.	36,000	1,745,192
Sanyo Special Steel Co. Ltd.	89,400	1,715,267
Sapporo Holdings Ltd.	280,100	6,840,341
Sato Holdings Corp.	109,800	1,789,788
Sawai Group Holdings Co. Ltd.	163,100	5,046,275
SB Technology Corp.	40,500	611,990
SBS Holdings Inc.	79,300	1,810,800
SCREEN Holdings Co. Ltd.	168,700	12,571,000
Sega Sammy Holdings Inc.	695,200	11,008,152
Seibu Holdings Inc.	1,007,500	11,301,747
Seiko Group Corp.	121,800	2,749,859
Seino Holdings Co. Ltd.	561,700	5,609,686
Seiren Co. Ltd.	185,400	3,404,985
Sekisui House Reit Inc.	18,875	10,318,278
Sekisui Jushi Corp.	81,900	1,243,059
Senko Group Holdings Co. Ltd.	457,000	3,534,826
Septeni Holdings Co. Ltd.	277,900	736,019
Seria Co. Ltd.	205,200	4,509,299
Seven Bank Ltd.	2,566,300	5,273,643
Shibaura Machine Co. Ltd.	95,200	2,085,725
Shibuya Corp.	80,000	1,560,032
SHIFT Inc.(a)(c)	55,900	10,432,928
Shiga Bank Ltd. (The)	168,200	3,501,046
Shikoku Chemicals Corp.	92,600	910,697
Shikoku Electric Power Co. Inc.	698,200	4,036,786
Shima Seiki Manufacturing Ltd.	113,900	1,725,459
Shimamura Co. Ltd.	98,300	9,220,935

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shin Nippon Biomedical Laboratories Ltd.	91,600	$1,649,022
Shin-Etsu Polymer Co. Ltd.	189,200	1,884,002
Shinko Electric Industries Co. Ltd.	300,800	8,463,311
Shinmaywa Industries Ltd.	228,900	1,903,823
Shinsei Bank Ltd.(a)	285,900	5,273,227
Ship Healthcare Holdings Inc.	340,200	6,605,738
Shizuoka Gas Co. Ltd.	166,800	1,462,418
SHO-BOND Holdings Co. Ltd.	175,000	7,466,571
Shochiku Co. Ltd.(c)	40,100	3,418,998
Shoei Co. Ltd.	107,500	4,139,352
Shoei Foods Corp.(a)	42,900	1,371,428
Showa Denko KK	783,400	13,388,763
Showa Sangyo Co. Ltd.	54,600	1,065,197
Siix Corp.	119,300	1,289,309
Simplex Holdings Inc.	112,000	1,967,512
SKY Perfect JSAT Holdings Inc.	691,300	2,668,636
Skylark Holdings Co. Ltd.(a)(c)	1,017,200	12,105,569
SMS Co. Ltd.	308,700	8,120,202
Snow Peak Inc.(a)	121,600	2,019,908
Sohgo Security Services Co. Ltd.	341,600	9,404,891
Sojitz Corp.	1,054,120	20,899,309
Solasto Corp.	225,600	1,188,535
Sosei Group Corp.(c)	328,100	6,214,657
SOSiLA Logistics REIT Inc.	2,954	2,940,488
Sotetsu Holdings Inc.	348,700	5,961,315
SPARX Group Co. Ltd.	139,920	1,958,867
S-Pool Inc.	298,300	1,782,004
SRE Holdings Corp.(a)(c)	44,800	1,424,384
Stanley Electric Co. Ltd.	577,300	12,424,215
Star Asia Investment Corp.	7,695	3,121,702
Star Micronics Co. Ltd.	160,900	2,099,265
Starts Corp. Inc.	127,500	2,535,404
Starts Proceed Investment Corp.	1,002	1,755,705
Strike Co. Ltd.	34,900	1,130,758
Sugi Holdings Co. Ltd.	156,000	6,818,466
Sumitomo Bakelite Co. Ltd.	153,200	4,991,870
Sumitomo Densetsu Co. Ltd.	76,400	1,396,197
Sumitomo Forestry Co. Ltd.	628,200	11,745,769
Sumitomo Heavy Industries Ltd.	495,100	11,009,665
Sumitomo Mitsui Construction Co. Ltd.	609,980	1,972,920
Sumitomo Osaka Cement Co. Ltd.	137,000	3,604,820
Sumitomo Pharma Co., Ltd.	803,200	5,647,190
Sumitomo Riko Co. Ltd.	127,600	627,321
Sumitomo Rubber Industries Ltd.	762,200	6,766,634
Sumitomo Warehouse Co. Ltd. (The)	265,600	4,089,444
Sun Frontier Fudousan Co. Ltd.	122,200	1,053,402
Sundrug Co. Ltd.	316,600	8,957,661
Suruga Bank Ltd.	711,900	2,323,559
Suzuken Co. Ltd.	301,300	7,935,668
Systena Corp.	1,226,200	3,936,335
T Hasegawa Co. Ltd.	137,300	3,361,191
Tadano Ltd.	436,700	3,242,379
Taihei Dengyo Kaisha Ltd.	46,600	1,248,579
Taiheiyo Cement Corp.	519,000	8,944,139
Taikisha Ltd.	107,600	2,951,021
Taisho Pharmaceutical Holdings Co. Ltd.	168,800	7,100,687
Taiyo Holdings Co. Ltd.	157,000	2,896,284
Taiyo Yuden Co. Ltd.	521,100	17,699,430
Takamatsu Construction Group Co. Ltd.	50,300	770,124
Takara Bio Inc.	212,900	2,818,383

Security	Shares	Value

Japan (continued)
Takara Holdings Inc.	624,800	$5,077,206
Takara Leben Real Estate Investment Corp.	2,963	2,221,285
Takara Standard Co. Ltd.	109,000	1,189,542
Takasago International Corp.(a)	28,900	573,123
Takasago Thermal Engineering Co. Ltd.	198,500	2,878,541
Takashimaya Co. Ltd.	638,700	8,923,467
Takeuchi Manufacturing Co. Ltd.	152,600	3,377,411
Takuma Co. Ltd.	268,100	2,655,689
Tama Home Co. Ltd.	67,400	1,654,463
Tamron Co. Ltd.	68,100	1,650,891
TBS Holdings Inc.	153,100	1,787,353
TechMatrix Corp.	170,000	2,327,282
TechnoPro Holdings Inc.	480,900	14,972,901
Teijin Ltd.	793,100	8,143,811
Tenma Corp.	49,100	838,372
T-Gaia Corp.	88,800	1,134,435
THK Co. Ltd.	520,600	11,048,347
TKC Corp.	115,500	3,291,074
TKP Corp.(a)(c)	77,400	1,834,853
Toa Corp./Tokyo	53,800	1,042,226
Toagosei Co. Ltd.	434,600	3,943,968
TOC Co. Ltd.	312,500	1,637,791
Tocalo Co. Ltd.	235,600	2,256,917
Toda Corp.	929,100	5,067,761
Toei Animation Co. Ltd.	37,700	3,758,075
Toei Co. Ltd.	25,700	3,397,792
Toenec Corp.	13,500	358,788
Toho Bank Ltd. (The)	833,300	1,546,825
Toho Gas Co. Ltd.	328,900	6,450,297
Toho Holdings Co. Ltd.	244,900	3,999,779
Toho Titanium Co. Ltd.	142,600	2,661,313
Tohoku Electric Power Co. Inc.	2,009,200	10,806,495
Tokai Carbon Co. Ltd.	906,900	7,824,408
Tokai Corp./Gifu	51,100	768,954
TOKAI Holdings Corp.	427,500	2,851,681
Tokai Rika Co. Ltd.	232,500	2,698,765
Tokai Tokyo Financial Holdings Inc.	849,200	2,475,167
Token Corp.	28,800	1,741,712
Tokushu Tokai Paper Co. Ltd.	36,000	806,666
Tokuyama Corp.	271,400	3,970,496
Tokyo Century Corp.	163,400	5,745,332
Tokyo Ohka Kogyo Co. Ltd.	142,100	7,003,607
Tokyo Seimitsu Co. Ltd.	166,700	5,739,458
Tokyo Steel Manufacturing Co. Ltd.	275,000	2,992,090
Tokyo Tatemono Co. Ltd.	839,100	10,402,749
Tokyotokeiba Co. Ltd.	64,400	1,919,810
Tokyu Construction Co. Ltd.	355,240	1,808,004
Tokyu Fudosan Holdings Corp.	2,725,600	13,830,326
Tokyu REIT Inc.	3,866	5,825,383
TOMONY Holdings Inc.	874,100	2,684,720
Tomy Co. Ltd.	356,700	3,520,377
Topcon Corp.	458,900	5,980,172
Topre Corp.	155,800	1,519,824
Toridoll Holdings Corp.(a)	195,600	4,243,134
Torii Pharmaceutical Co. Ltd.	46,000	1,102,213
Tosei Corp.	132,700	1,515,010
Toshiba TEC Corp.	116,000	3,300,909
Tosho Co. Ltd.	63,600	586,822
Totetsu Kogyo Co. Ltd.	119,400	2,468,142
Towa Pharmaceutical Co. Ltd.	110,700	1,747,782

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toyo Construction Co. Ltd.	293,600	$1,929,232
Toyo Gosei Co. Ltd.(a)	21,700	1,548,849
Toyo Ink SC Holdings Co. Ltd.	166,000	2,384,377
Toyo Seikan Group Holdings Ltd.	587,300	7,623,667
Toyo Suisan Kaisha Ltd.	395,800	16,354,773
Toyo Tanso Co. Ltd.	64,200	2,050,417
Toyo Tire Corp.	481,600	5,761,604
Toyobo Co. Ltd.	363,700	2,895,310
Toyoda Gosei Co. Ltd.	290,000	4,815,180
Toyota Boshoku Corp.	335,300	4,973,129
Trancom Co. Ltd.	29,700	1,701,729
Transcosmos Inc.	106,500	2,780,274
TRE Holdings Corp.	197,000	2,219,902
Tri Chemical Laboratories Inc.	112,400	2,041,097
Trusco Nakayama Corp.	203,900	3,340,543
TS Tech Co. Ltd.	393,800	4,905,447
Tsubakimoto Chain Co.	112,400	2,690,707
Tsugami Corp.	173,300	1,918,491
Tsumura & Co.	255,800	5,469,532
Tsuruha Holdings Inc.	176,000	12,958,450
TV Asahi Holdings Corp.	89,600	927,271
UACJ Corp.	139,494	2,619,194
UBE Corp.	420,300	6,592,557
Ulvac Inc.	207,000	9,683,867
Union Tool Co.	30,900	815,274
United Arrows Ltd.	87,100	1,176,208
United Super Markets Holdings Inc.	242,200	2,115,088
United Urban Investment Corp.	13,158	14,972,509
Universal Entertainment Corp.(c)	107,400	2,041,681
Usen-Next Holdings Co. Ltd.	72,000	1,222,875
Ushio Inc.	422,900	5,668,783
UT Group Co. Ltd.	127,600	2,599,184
Valor Holdings Co. Ltd.	164,300	2,367,725
ValueCommerce Co. Ltd.	73,300	1,005,698
Vector Inc.	133,500	1,318,155
Vision Inc./Tokyo Japan(a)(c)	164,200	1,836,558
Visional Inc.(c)	77,200	5,593,796
VT Holdings Co. Ltd.	357,700	1,377,093
Wacoal Holdings Corp.	191,200	3,594,677
Wacom Co. Ltd.	665,000	3,284,166
Wakita & Co. Ltd.	103,300	963,554
WDB Holdings Co. Ltd.	31,100	514,634
WealthNavi Inc.(a)(c)	131,800	1,444,858
Weathernews Inc.	26,600	1,448,695
West Holdings Corp.	101,630	3,047,431
WingArc1st Inc.	83,400	1,267,292
Workman Co. Ltd.(a)	92,600	3,775,834
W-Scope Corp.(a)(c)	234,200	2,626,092
YAMABIKO Corp.	141,500	1,238,895
Yamada Holdings Co. Ltd.	3,235,000	11,746,181
Yamaguchi Financial Group Inc.	853,600	5,903,798
YA-MAN Ltd.	137,000	1,440,753
Yamato Kogyo Co. Ltd.	172,000	6,519,082
Yamazaki Baking Co. Ltd.	539,600	6,313,167
Yamazen Corp.	206,900	1,694,737
Yaoko Co. Ltd.	80,900	4,223,320
Yellow Hat Ltd.	139,300	1,909,806
Yodogawa Steel Works Ltd.	124,300	2,648,560
Yokogawa Bridge Holdings Corp.	141,500	2,184,034
Yokohama Rubber Co. Ltd. (The)	527,900	8,672,784

Security	Shares	Value

Japan (continued)
Yokorei Co. Ltd.	327,600	$2,759,270
Yokowo Co. Ltd.	77,200	1,335,247
Yonex Co. Ltd.	267,400	2,615,073
Yoshinoya Holdings Co. Ltd.(a)	289,100	5,301,406
Yuasa Trading Co. Ltd.	59,000	1,681,215
Yurtec Corp.	91,900	541,302
Zenkoku Hosho Co. Ltd.	228,300	8,891,772
Zenrin Co. Ltd.	168,600	1,048,119
Zensho Holdings Co. Ltd.	412,900	10,539,348
Zeon Corp.	555,400	5,463,200
ZERIA Pharmaceutical Co. Ltd.	149,500	2,495,563
Zojirushi Corp.	147,800	1,889,808
Zuken Inc.	65,400	1,596,021

		3,561,235,915

Netherlands — 2.3%
Aalberts NV(a)	445,069	21,044,001
Alfen Beheer BV(c)(d)	97,709	9,065,275
Allfunds Group PLC	1,132,897	9,012,148
AMG Advanced Metallurgical Group NV	125,270	4,893,375
Arcadis NV	322,995	14,024,602
Ariston Holding NV	374,138	3,872,205
ASR Nederland NV	607,442	28,751,135
B&S Group Sarl(d)	156,862	861,189
Basic-Fit NV(a)(c)(d)	236,345	7,766,128
BE Semiconductor Industries NV	325,710	23,296,848
Brunel International NV	115,741	1,321,193
Cementir Holding NV	186,415	1,470,395
CM.Com NV(a)(c)	56,963	766,633
Corbion NV	263,237	10,129,633
CureVac NV(a)(c)	247,608	2,744,310
Ebusco Holding NV(a)(c)	68,100	1,003,076
Eurocommercial Properties NV	186,233	4,663,460
Fastned BV(a)(c)	20,611	838,457
Flow Traders Ltd., NVS	147,553	3,795,355
Fugro NV(c)	479,142	6,380,171
InPost SA(a)(c)	1,004,031	9,696,058
Iveco Group NV(c)	909,375	7,448,307
Koninklijke BAM Groep NV(c)	1,182,467	3,013,646
Koninklijke Vopak NV	310,667	9,360,572
Meltwater Holding BV(a)(c)	609,570	1,092,563
MFE-MediaForEurope NV, Class A	2,280,251	999,312
MFE-MediaForEurope NV, Class B(a)	1,855,136	1,256,109
NSI NV	88,165	2,300,367
Pharming Group NV(c)	2,895,849	4,016,437
PostNL NV	1,635,251	3,423,898
SBM Offshore NV	601,582	9,457,501
Shop Apotheke Europe NV(a)(c)(d)	65,446	4,718,891
Signify NV(a)(d)	574,196	20,788,997
Sligro Food Group NV	95,179	1,829,418
SNS Real NV(a)(b)	287,474	3
Technip Energies NV	597,878	11,591,237
TKH Group NV	180,022	8,170,335
TomTom NV(a)(c)	333,727	2,371,864
Van Lanschot Kempen NV	141,270	4,064,888
Vastned Retail NV	53,039	1,222,421
Wereldhave NV	146,974	2,207,825

		264,730,238

New Zealand — 1.3%
a2 Milk Co. Ltd. (The)(c)	3,315,108	15,899,342

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Air New Zealand Ltd.(a)(c)	7,494,133	$3,767,703
Argosy Property Ltd.	3,556,163	2,650,067
Chorus Ltd.	1,967,527	10,647,550
Contact Energy Ltd.	3,496,274	17,583,302
EBOS Group Ltd.	724,004	20,182,936
Fletcher Building Ltd.	3,517,690	11,583,572
Genesis Energy Ltd.	2,180,556	4,042,283
Goodman Property Trust	4,540,731	6,051,380
Infratil Ltd.	3,244,274	18,677,410
Kiwi Property Group Ltd.	7,824,524	4,835,406
Oceania Healthcare Ltd.	2,589,291	1,494,963
Precinct Properties New Zealand Ltd.	5,834,931	4,742,142
Pushpay Holdings Ltd.(c)	4,905,862	4,114,327
Ryman Healthcare Ltd.	1,934,400	8,639,333
SKYCITY Entertainment Group Ltd.(c)	3,374,548	5,490,355
Summerset Group Holdings Ltd.	1,015,357	6,430,195
Warehouse Group Ltd. (The)(a)	518,805	873,433

		147,705,699

Norway — 2.2%
Aker ASA, Class A	99,156	7,169,682
Aker Carbon Capture ASA(c)	1,507,202	2,233,985
Aker Horizons Holding AS(c)	1,062,651	1,539,332
Aker Solutions ASA	1,092,395	4,318,535
Atea ASA	367,760	4,148,243
Austevoll Seafood ASA	410,142	4,063,132
Bakkafrost P/F	223,846	13,889,972
Bewi ASA	201,452	1,047,463
Bonheur ASA	91,175	2,434,293
Borregaard ASA	396,224	6,108,670
BW Energy Ltd.(c)	375,115	1,053,903
BW LPG Ltd.(d)	379,048	3,137,103
BW Offshore Ltd.	414,057	1,107,929
Cool Co. Ltd.(c)	63,660	674,403
Crayon Group Holding ASA(a)(c)(d)	317,979	3,202,659
DNO ASA	1,938,740	2,391,835
Elkem ASA(d)	1,436,254	5,087,487
Elopak ASA(a)	510,989	1,223,515
Entra ASA(d)	290,563	3,436,800
Europris ASA(d)	712,029	4,587,316
Flex LNG Ltd.(a)	136,558	4,219,897
Frontline PLC, NVS(a)	595,080	8,199,818
Golden Ocean Group Ltd.	580,140	5,550,016
Grieg Seafood ASA	207,166	1,855,752
Hafnia Ltd.	558,222	2,935,370
Hexagon Composites ASA(c)	505,266	1,703,694
Hexagon Purus ASA(c)	345,186	908,323
Hoegh Autoliners ASA	209,886	1,303,692
Kahoot! ASA(a)(c)	1,206,823	2,133,349
Leroy Seafood Group ASA	1,195,217	7,038,537
MPC Container Ships AS	1,208,174	1,923,113
NEL ASA(a)(c)	6,973,461	11,951,366
Nordic Semiconductor ASA(c)	732,861	11,686,241
Norske Skog ASA(c)(d)	286,009	1,969,544
Norwegian Air Shuttle ASA(a)(c)	2,932,106	2,793,286
Nykode Therapeutics AS(a)(c)	452,947	1,299,667
Odfjell Drilling Ltd.(c)	399,856	1,066,670
Protector Forsikring ASA	306,340	4,413,621
REC Silicon ASA(a)(c)	1,238,349	1,764,542
Scatec ASA(d)	537,736	4,385,870
Schibsted ASA, Class A	326,747	7,135,780

Security	Shares	Value

Norway (continued)
Schibsted ASA, Class B	434,631	$9,085,918
SpareBank 1 Nord Norge	373,900	3,480,221
SpareBank 1 Oestlandet	121,379	1,421,699
SpareBank 1 SMN	615,378	7,847,770
SpareBank 1 SR-Bank ASA	797,396	9,245,242
Stolt-Nielsen Ltd.	75,901	1,995,652
Storebrand ASA	2,119,596	18,452,277
Subsea 7 SA	1,065,065	13,272,922
TGS ASA	527,329	8,731,042
TOMRA Systems ASA	1,056,992	18,659,434
Veidekke ASA	469,783	4,850,735
Volue ASA(c)	235,690	716,638
Wallenius Wilhelmsen ASA	468,098	4,442,286

		261,296,241

Portugal — 0.3%
Altri SGPS SA	330,749	1,669,955
Banco Comercial Portugues SA, Class R(a)	37,194,322	7,924,208
Corticeira Amorim SGPS SA	134,425	1,328,414
CTT-Correios de Portugal SA	443,527	1,715,670
Greenvolt Energias Renovaveis SA(c)	258,674	2,168,512
Navigator Co. SA (The)	971,877	3,402,621
NOS SGPS SA	930,437	3,989,987
REN - Redes Energeticas Nacionais SGPS SA	1,830,304	5,030,535
Semapa-Sociedade de Investimento e Gestao	77,927	1,028,458
Sonae SGPS SA	4,159,635	4,239,817

		32,498,177

Singapore — 2.1%
AEM Holdings Ltd.(a)	1,199,800	3,184,917
AIMS APAC REIT(a)	2,310,800	2,417,187
AustAsia Group Ltd.	411,964	299,471
Bumitama Agri Ltd.	1,501,200	694,360
CapitaLand Ascott Trust	9,217,896	7,814,331
CapitaLand China Trust(a)	5,075,134	4,839,429
Capitaland India Trust(a)	4,054,100	3,748,407
CDL Hospitality Trusts	3,778,900	3,899,380
ComfortDelGro Corp. Ltd.	9,730,300	8,914,415
Cromwell European Real Estate Investment Trust(a)	1,413,860	2,474,696
Digital Core REIT Management Pte Ltd.(a)	3,599,700	2,275,154
Eagle Hospitality Trust(a)(b)(c)	2,020,200	20
ESR-LOGOS REIT	21,874,973	6,350,336
Far East Hospitality Trust	4,030,000	2,060,232
First Resources Ltd.(a)	2,465,000	2,888,947
Frasers Centrepoint Trust	4,746,238	8,046,723
Frasers Hospitality Trust	3,159,800	1,202,542
Frasers Logistics & Commercial Trust	13,126,736	12,634,408
Frencken Group Ltd.(a)	1,407,000	1,265,192
Golden Agri-Resources Ltd.	28,388,300	5,407,952
Hour Glass Ltd. (The)(a)	1,072,300	1,701,436
Hutchison Port Holdings Trust, Class U(a)	22,567,800	4,643,370
iFAST Corp. Ltd.(a)	657,500	2,614,340
Kenon Holdings Ltd./Singapore	84,290	2,626,786
Keppel DC REIT(a)	6,218,500	9,692,558
Keppel Infrastructure Trust	15,344,000	6,727,803
Keppel Pacific Oak US REIT	3,888,300	2,083,355
Keppel REIT	8,512,200	6,273,650
Lendlease Global Commercial REIT	8,397,829	4,650,760
Manulife US Real Estate Investment Trust	7,419,431	2,454,511
Mapletree Industrial Trust	9,061,993	16,468,831
Maxeon Solar Technologies Ltd.(a)(c)	108,462	2,381,826

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Nanofilm Technologies International Ltd.(a)	1,228,300	$1,357,423
NetLink NBN Trust	12,135,000	8,093,005
Olam Group Ltd.	4,186,000	5,089,492
OUE Commercial Real Estate Investment Trust	9,193,279	2,454,174
Parkway Life REIT	1,770,300	5,479,211
Prime U.S. REIT	2,710,654	1,412,901
Raffles Medical Group Ltd.	3,735,800	4,132,179
Riverstone Holdings Ltd./Singapore	1,960,400	965,122
Sasseur Real Estate Investment Trust	2,357,900	1,464,534
SATS Ltd.(c)	3,036,100	7,006,421
Sembcorp Industries Ltd.	4,386,400	12,096,261
Sembcorp Marine Ltd.(a)(c)	77,029,733	8,362,633
Sheng Siong Group Ltd.	3,116,200	3,894,408
SIA Engineering Co. Ltd.(a)(c)	1,141,600	2,171,504
Silverlake Axis Ltd.	4,529,140	1,245,545
Singapore Post Ltd.(a)	6,274,100	2,680,299
SPH REIT	4,980,836	3,700,945
Starhill Global REIT	6,412,100	2,789,224
StarHub Ltd.	2,690,400	2,340,032
Straits Trading Co. Ltd.	657,934	1,209,508
Suntec REIT	10,344,900	11,060,169
TDCX Inc., ADR(a)(c)	98,161	1,293,762
Yangzijiang Financial Holding Ltd.(c)	10,683,600	3,026,920
Yangzijiang Shipbuilding Holdings Ltd.	11,532,400	11,369,228
Yanlord Land Group Ltd.	2,349,000	1,989,402

		249,421,627

Spain — 2.1%
Acerinox SA	863,801	9,354,914
Almirall SA	317,064	3,194,760
Applus Services SA	618,818	4,749,277
Atresmedia Corp. de Medios de Comunicacion SA	390,031	1,454,040
Banco de Sabadell SA	25,013,607	32,701,876
Bankinter SA	2,992,310	21,589,534
Befesa SA(d)	178,531	10,240,743
Cia. de Distribucion Integral Logista Holdings SA	289,476	7,842,901
Cie. Automotive SA	213,546	6,343,291
Construcciones y Auxiliar de Ferrocarriles SA	87,488	2,817,694
Distribuidora Internacional de Alimentacion SA(c)	65,957,017	1,057,293
Ebro Foods SA	300,307	5,158,977
eDreams ODIGEO SA(c)	254,254	1,470,422
Ence Energia y Celulosa SA	618,308	2,037,533
Faes Farma SA	1,342,642	5,032,632
Fluidra SA	438,364	7,738,899
Gestamp Automocion SA(d)	739,571	3,265,452
Global Dominion Access SA(d)	362,705	1,555,272
Grenergy Renovables SA(a)(c)	52,764	1,909,752
Grupo Catalana Occidente SA	185,838	5,760,336
Indra Sistemas SA	625,268	7,634,724
Inmobiliaria Colonial Socimi SA	1,304,976	9,518,175
Laboratorios Farmaceuticos Rovi SA	84,413	3,576,825
Lar Espana Real Estate Socimi SA	299,200	1,493,014
Let’s Gowex SA.(a)(b)(c)	51,450	1
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,843,308	2,963,169
Mapfre SA	4,059,974	8,166,412
Mediaset Espana Comunicacion SA(c)	561,187	2,010,700
Melia Hotels International SA(c)	539,591	3,593,043
Merlin Properties Socimi SA	1,456,186	14,230,834
Miquel y Costas & Miquel SA	110,124	1,465,389
Neinor Homes SA(d)	118,560	1,189,570

Security	Shares	Value

Spain (continued)
Opdenergy Holdings SA, NVS(a)	195,499	$941,538
Pharma Mar SA	65,733	4,334,685
Prosegur Cash SA(d)	1,445,524	1,150,339
Prosegur Cia. de Seguridad SA	841,040	1,903,542
Sacyr SA	1,736,433	5,341,656
Solaria Energia y Medio Ambiente SA(c)	332,751	6,827,609
Soltec Power Holdings SA(c)	178,366	1,086,822
Talgo SA(a)(d)	420,739	1,708,354
Tecnicas Reunidas SA(a)(c)	145,997	1,753,919
Unicaja Banco SA(d)	6,387,550	7,851,261
Vidrala SA	88,680	8,945,594
Viscofan SA	173,644	11,191,458

		244,154,231

Sweden — 5.6%
AAK AB	814,457	14,057,345
AcadeMedia AB(d)	361,400	1,702,235
AddLife AB	502,478	5,303,026
AddTech AB, Class B	1,158,752	18,504,494
AFRY AB	413,515	7,464,988
Alimak Group AB(a)(d)	186,065	1,462,529
Alleima AB, NVS(c)	946,327	4,732,230
Ambea AB(d)	328,558	1,233,360
Arjo AB, Class B	966,263	3,749,581
Atrium Ljungberg AB, Class B	197,937	3,538,665
Attendo AB(c)(d)	468,117	1,176,787
Avanza Bank Holding AB	553,143	12,763,005
Axfood AB	485,799	12,512,109
Beijer Alma AB	197,288	3,912,284
Beijer Ref AB	1,109,322	17,113,449
Betsson AB	516,350	4,280,157
Bilia AB, Class A	296,586	3,426,869
Billerud AB	1,004,654	11,671,299
BioArctic AB(a)(c)(d)	148,305	4,423,004
BioGaia AB	389,313	3,421,976
Biotage AB	290,987	4,497,188
Boozt AB(a)(c)(d)	236,602	3,074,722
Bravida Holding AB(d)	901,094	9,961,036
Bufab AB	117,557	3,046,041
Bure Equity AB	245,695	6,188,617
Calliditas Therapeutics AB, Class B(c)	153,539	1,463,404
Camurus AB(c)	135,370	3,239,712
Castellum AB(a)	1,165,042	15,985,620
Catena AB	143,363	5,997,736
Cellavision AB	65,837	1,553,721
Cibus Nordic Real Estate AB	195,059	2,765,072
Cint Group AB(a)(c)	666,879	2,503,083
Clas Ohlson AB, Class B	180,963	1,206,642
Cloetta AB, Class B	901,421	1,877,450
Collector Bank AB(a)(c)	283,578	1,071,119
Coor Service Management Holding AB(d)	425,058	2,715,869
Corem Property Group AB, Class B	2,483,313	2,273,451
Creades AB, Class A	238,072	2,029,250
Dios Fastigheter AB	372,622	2,839,493
Dometic Group AB(d)	1,422,489	8,964,616
Duni AB(c)	150,877	1,306,271
Dustin Group AB(d)	329,557	1,110,737
Electrolux Professional AB, Class B	1,040,766	4,849,558
Elekta AB, Class B	1,648,468	11,998,849
Engcon AB(c)	179,372	1,321,586
Fabege AB	1,185,780	11,207,036

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Fagerhult AB	379,091	$1,769,014
Fortnox AB	2,164,247	10,921,097
GARO AB(a)	139,003	1,369,968
Granges AB	466,399	3,901,132
Hemnet Group AB	234,201	3,260,754
Hexatronic Group AB	723,031	8,899,393
Hexpol AB	1,169,175	12,630,426
HMS Networks AB	125,056	4,662,129
Hufvudstaden AB, Class A	498,087	7,501,264
Implantica AG, SDR(c)	138,757	542,020
Instalco AB	815,173	3,153,207
Intrum AB(a)	333,208	4,312,239
Investment AB Oresund	184,175	2,205,832
INVISIO AB	173,531	3,038,772
Inwido AB	258,071	2,812,514
JM AB	229,479	4,277,982
Kambi Group PLC, Class B(c)	108,403	1,949,404
K-Fast Holding AB(a)(c)	262,735	700,539
Kindred Group PLC	1,023,533	10,314,369
KNOW IT AB	112,018	2,189,402
Lindab International AB	330,067	4,681,465
Loomis AB	334,281	9,940,652
Medicover AB	286,315	4,890,287
MEKO AB	165,541	1,834,751
Millicom International Cellular SA, SDR(c)	770,601	13,202,969
MIPS AB(a)	117,341	4,490,549
Modern Times Group MTG AB, Class B	391,649	3,467,339
Munters Group AB(d)	571,650	5,481,042
Mycronic AB	328,316	7,017,972
NCC AB, Class B	373,788	3,697,834
Neobo Fastigheter AB(a)(c)	471,822	882,049
New Wave Group AB, Class B	185,171	4,166,569
Nobia AB	546,749	954,210
Nolato AB, Class B	917,533	5,541,144
Nordnet AB publ	611,765	9,943,952
Note AB(c)	74,360	1,560,939
NP3 Fastigheter AB(a)	120,141	2,652,997
Nyfosa AB	725,082	6,322,637
Orron Energy AB	880,732	1,632,767
OX2 AB(c)	359,311	2,773,755
Pandox AB(c)	410,967	5,658,159
Paradox Interactive AB(a)	142,496	2,532,631
Peab AB, Class B	819,892	5,116,490
Platzer Fastigheter Holding AB, Class B	265,838	2,332,054
PowerCell Sweden AB(a)(c)	210,430	2,821,479
Ratos AB, Class B	904,364	3,647,303
Resurs Holding AB(d)	570,957	1,520,308
Rvrc Holding AB	168,501	573,496
Saab AB, Class B	328,060	13,430,276
Samhallsbyggnadsbolaget i Norden AB(a)	4,718,236	8,619,707
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	724,652	1,430,657
Scandic Hotels Group AB(c)(d)	685,975	2,528,844
Sdiptech AB, Class B(c)	134,168	3,275,826
Sectra AB, NVS	605,200	8,570,663
Sinch AB(a)(c)(d)	2,432,847	10,057,320
SkiStar AB	188,656	2,043,047
SSAB AB, Class A	1,019,963	7,290,321
SSAB AB, Class B	2,909,422	19,826,732
Stillfront Group AB(c)	2,068,536	3,610,246
Storskogen Group AB	6,090,345	5,318,049

Security	Shares	Value

Sweden (continued)
Surgical Science Sweden AB(a)(c)	148,052	$2,094,043
Svolder AB(a)	401,251	2,601,392
Sweco AB, Class B	955,160	10,361,390
SwedenCare AB	408,383	1,330,354
Synsam AB(a)	192,403	787,572
Thule Group AB(d)	470,342	11,271,181
Trelleborg AB, Class B	1,080,964	27,028,940
Troax Group AB	168,989	3,555,951
Truecaller AB(a)(c)	877,384	3,117,829
Vestum AB(a)(c)	623,049	1,096,611
Viaplay Group AB, Class B(c)	328,207	8,103,519
Vimian Group AB(c)	730,066	2,017,567
Vitec Software Group AB, Class B	128,367	5,437,360
Vitrolife AB	272,464	5,841,795
Volati AB	101,481	1,009,220
Wallenstam AB, Class B	1,564,196	7,180,689
Wihlborgs Fastigheter AB	1,227,545	10,106,524
XANO Industri AB, Class B	65,694	765,140
Xvivo Perfusion AB(c)	96,364	1,977,829

		652,933,121

Switzerland — 4.6%
Accelleron Industries AG, NVS(c)	363,029	8,574,466
Allreal Holding AG, Registered	67,024	11,487,634
ALSO Holding AG, Registered	29,084	5,924,250
Arbonia AG	234,061	3,280,899
Aryzta AG(c)	4,219,338	5,745,167
Autoneum Holding AG	12,692	1,693,671
Basilea Pharmaceutica AG, Registered(a)(c)	52,493	2,835,395
Belimo Holding AG, Registered	43,703	23,050,906
Bell Food Group AG, Registered	8,419	2,208,100
Bossard Holding AG, Class A, Registered	24,921	6,350,211
Bucher Industries AG, Registered	29,662	13,515,978
Burckhardt Compression Holding AG	13,684	8,472,380
Burkhalter Holding AG(a)	22,598	2,099,863
Bystronic AG, Registered	5,949	4,470,313
Cembra Money Bank AG	134,494	11,941,257
Coltene Holding AG, Registered	12,382	1,021,126
Comet Holding AG, Registered	34,716	8,024,970
COSMO Pharmaceuticals NV(a)	37,319	2,710,774
Daetwyler Holding AG, Bearer	33,461	7,096,623
DKSH Holding AG	160,463	13,670,663
dormakaba Holding AG	13,113	5,478,304
Dottikon Es Holding AG(a)(c)	12,087	3,580,430
Dufry AG, Registered(a)(c)	327,179	15,019,996
EFG International AG	413,534	3,865,120
Emmi AG, Registered	9,598	8,941,952
Flughafen Zurich AG, Registered(c)	89,559	16,317,092
Forbo Holding AG, Registered	3,954	5,202,390
Galenica AG(d)	223,743	17,498,396
Georg Fischer Ltd.	365,967	25,232,527
Gurit Holding AG(a)	15,964	1,778,622
Helvetia Holding AG, Registered	166,142	20,784,089
Huber + Suhner AG, Registered	72,249	6,928,917
Idorsia Ltd.(a)(c)	514,487	8,654,041
Implenia AG, Registered(c)	63,488	2,666,911
Inficon Holding AG, Registered	7,560	7,915,346
Interroll Holding AG, Registered	2,848	8,871,186
Intershop Holding AG	6,234	4,181,626
Kardex Holding AG, Registered	27,061	5,274,101
Komax Holding AG, Registered	16,990	5,589,951

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Landis+Gyr Group AG(a)	97,735	$7,200,304
LEM Holding SA, Registered	2,534	5,604,970
Leonteq AG	42,529	2,363,180
Medacta Group SA(d)	32,493	3,462,686
Medartis Holding AG(c)(d)	18,285	1,534,166
Medmix AG(d)	107,775	2,099,263
Metall Zug AG, Class B, Registered	873	1,964,369
Meyer Burger Technology AG(c)	14,425,010	10,268,291
Mobilezone Holding AG, Registered	184,558	3,351,209
Mobimo Holding AG, Registered	31,745	8,162,968
Montana Aerospace AG(c)(d)	95,412	1,746,230
OC Oerlikon Corp. AG, Registered	844,540	5,798,399
Orior AG	26,807	2,219,205
Peach Property Group AG(a)	40,286	871,990
PolyPeptide Group AG(d)	67,754	1,968,489
PSP Swiss Property AG, Registered	205,880	25,665,764
Rieter Holding AG, Registered	11,668	1,354,118
Schweiter Technologies AG, Bearer	4,441	3,919,916
Sensirion Holding AG(a)(c)(d)	41,890	4,984,889
SFS Group AG	86,677	9,972,572
Siegfried Holding AG, Registered	17,739	13,031,568
SKAN Group AG	39,572	2,943,586
Softwareone Holding AG	423,332	6,835,279
St. Galler Kantonalbank AG, Class A, Registered	12,836	7,033,930
Stadler Rail AG(a)	222,679	8,517,337
Sulzer AG, Registered(a)	84,547	7,199,489
Swiss Steel Holding AG, Registered(c)	3,217,685	674,818
Swissquote Group Holding SA, Registered(a)	44,267	7,994,901
Tecan Group AG, Registered	56,793	23,834,536
Trifork Holding AG(a)	54,647	1,242,649
TX Group AG	11,677	1,830,742
u-blox Holding AG	30,323	3,626,966
Valiant Holding AG, Registered	69,348	7,923,901
Vetropack Holding AG, Registered	49,638	2,289,948
Vontobel Holding AG, Registered	126,776	8,978,645
V-ZUG Holding AG(a)(c)	10,254	1,032,702
Ypsomed Holding AG, Registered	18,205	3,735,965
Zehnder Group AG, Registered	45,135	3,359,327
Zur Rose Group AG(a)(c)	44,129	1,664,938

		536,219,848

United Kingdom — 14.7%
888 Holdings PLC(c)	1,642,327	1,466,782
Advanced Medical Solutions Group PLC	1,009,043	3,159,755
AG Barr PLC	407,987	2,759,305
Airtel Africa PLC(d)	4,157,273	6,001,691
AJ Bell PLC	1,363,467	5,658,077
Alliance Pharma PLC	2,191,614	1,702,216
Alpha Financial Markets Consulting PLC	501,316	2,873,919
Alpha FX Group PLC	139,173	3,191,376
Alphawave IP Group PLC(c)	1,184,085	1,395,407
AO World PLC(a)(c)	1,938,128	1,502,945
Ascential PLC(c)	1,964,110	6,508,863
Ashmore Group PLC	2,066,179	6,805,487
ASOS PLC(a)(c)	316,179	3,420,809
Assura PLC	13,287,432	9,132,633
Aston Martin Lagonda Global Holdings PLC(a)(c)(d)	1,870,475	3,822,262
Atalaya Mining PLC	477,982	2,056,587
Auction Technology Group PLC(c)	404,417	3,510,041
Avon Protection PLC	134,886	1,679,571
B&M European Value Retail SA	4,239,636	23,446,513

Security	Shares	Value

United Kingdom (continued)
Babcock International Group PLC(c)	1,126,087	$4,254,427
Balanced Commercial Property Trust Ltd.	3,094,939	3,029,582
Balfour Beatty PLC	2,727,265	12,319,494
Bank of Georgia Group PLC	161,937	5,330,494
Beazley PLC	2,711,566	22,314,555
Bellway PLC	555,178	14,521,025
Big Yellow Group PLC	782,370	11,669,202
Bodycote PLC	835,098	6,702,372
boohoo Group PLC(c)	4,577,979	2,499,743
Borr Drilling Ltd.(c)	615,244	3,693,668
Breedon Group PLC	6,750,626	5,718,685
Bridgepoint Group PLC(d)	1,104,832	3,278,864
Britvic PLC	1,189,248	11,392,093
Burford Capital Ltd.	823,243	7,398,874
Bytes Technology Group PLC	943,607	4,502,069
Capita PLC(c)	7,451,650	2,570,456
Capital & Counties Properties PLC	3,200,482	4,537,570
Capricorn Energy PLC(c)	1,398,992	4,187,685
Carnival PLC(c)	661,663	6,321,680
Centamin PLC	5,123,925	7,024,207
Central Asia Metals PLC	761,340	2,651,828
Centrica PLC	26,332,388	32,804,937
Ceres Power Holdings PLC(a)(c)	556,426	3,275,437
Chemring Group PLC	1,259,883	4,380,154
Civitas Social Housing PLC	2,611,667	1,839,007
Clarkson PLC	120,704	4,575,903
Close Brothers Group PLC	671,332	8,019,941
CLS Holdings PLC(a)	790,676	1,452,429
CMC Markets PLC(d)	563,936	1,682,501
Coats Group PLC	7,088,430	6,373,888
Computacenter PLC	358,415	9,850,121
ConvaTec Group PLC(d)	7,268,427	21,081,834
Craneware PLC(a)	116,943	2,090,510
Cranswick PLC	236,832	9,290,747
Crest Nicholson Holdings PLC	1,121,249	3,373,935
Currys PLC	4,897,667	3,934,502
Custodian REIT PLC	1,795,704	2,019,016
CVS Group PLC	315,051	7,834,129
Darktrace PLC(c)	1,452,709	3,773,618
Dechra Pharmaceuticals PLC	506,369	17,958,956
Deliveroo PLC(c)(d)	3,974,477	4,554,977
Derwent London PLC	450,309	14,364,732
Diploma PLC	556,892	18,838,207
Direct Line Insurance Group PLC	5,859,530	12,847,862
DiscoverIE Group PLC	419,916	4,456,414
Diversified Energy Co. PLC	3,779,562	5,169,949
Domino’s Pizza Group PLC	1,719,341	6,655,823
Dr. Martens PLC	2,674,632	5,126,082
Draper Esprit PLC(c)	615,578	2,723,292
Drax Group PLC	1,772,346	14,154,798
DS Smith PLC	6,159,110	26,964,016
Dunelm Group PLC	493,037	7,081,341
easyJet PLC(c)	1,372,090	8,358,202
Elementis PLC(c)	2,578,053	3,985,068
EMIS Group PLC	255,512	5,915,847
Empiric Student Property PLC	2,607,993	2,810,140
Energean PLC	554,639	7,966,112
EnQuest PLC(c)	6,451,920	1,744,398
Ergomed PLC(a)(c)	173,327	2,567,684
Essentra PLC	1,327,295	3,547,066

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
FD Technologies PLC(a)(c)	99,561	$1,681,589
Ferrexpo PLC	1,288,245	2,520,369
Fevertree Drinks PLC(a)	469,416	6,329,138
Finablr PLC(b)(c)(d)	1,080,679	13
Firstgroup PLC	3,320,290	4,437,265
Forterra PLC(d)	957,867	2,521,234
Frasers Group PLC(c)	744,598	7,202,008
Frontier Developments PLC(a)(c)	99,072	591,162
Future PLC	508,814	9,474,509
Games Workshop Group PLC	146,602	17,004,815
Gamma Communications PLC	362,906	5,294,194
GB Group PLC	1,076,759	4,695,579
Genel Energy PLC	654,565	1,033,580
Genuit Group PLC	1,078,753	4,348,904
Genus PLC	290,706	10,426,727
Grafton Group PLC	974,125	11,057,241
Grainger PLC	3,311,040	10,596,909
Great Portland Estates PLC	967,062	6,789,818
Greatland Gold PLC(c)	20,206,316	1,903,227
Greggs PLC	454,422	15,174,037
Gulf Keystone Petroleum Ltd.	946,065	2,420,188
Halfords Group PLC	995,037	2,517,252
Hammerson PLC(a)	16,270,872	5,383,980
Harbour Energy PLC	1,980,537	7,660,334
Hays PLC	7,285,534	11,115,894
Helical PLC	591,987	2,627,391
Helios Towers PLC(a)(c)	3,226,099	4,255,705
Hill & Smith PLC	354,061	5,499,950
Hiscox Ltd.	1,542,138	21,463,712
Hochschild Mining PLC	1,413,219	1,193,909
Home REIT PLC(b)	3,524,118	1,653,161
Howden Joinery Group PLC	2,487,958	21,229,194
Hunting PLC	612,823	2,632,982
Ibstock PLC(d)	1,768,675	3,676,340
IG Group Holdings PLC	1,813,843	17,834,202
IMI PLC	1,161,916	20,804,208
Impact Healthcare REIT PLC	1,326,605	1,700,925
Impax Asset Management Group PLC	371,658	3,573,340
Inchcape PLC	1,665,655	18,779,795
Indivior PLC, NVS(c)	614,155	14,746,715
IntegraFin Holdings PLC	1,311,246	5,056,628
Intermediate Capital Group PLC	1,301,751	22,399,774
International Distributions Services PLC	3,412,403	9,658,796
Investec PLC	3,086,380	19,694,898
IP Group PLC	4,535,024	3,410,511
ITM Power PLC(a)(c)	1,947,758	2,441,192
ITV PLC	16,145,302	16,168,411
IWG PLC(c)	3,379,079	7,752,187
J D Wetherspoon PLC(c)	431,901	2,430,382
JET2 PLC	718,345	10,828,740
John Wood Group PLC(c)	3,113,626	5,458,481
Johnson Service Group PLC	1,979,263	2,747,590
JTC PLC(d)	595,488	5,278,518
Judges Scientific PLC	22,521	2,326,707
Jupiter Fund Management PLC	1,934,097	3,338,231
Just Group PLC	4,465,607	4,517,198
Kainos Group PLC	360,853	6,553,045
Kape Technologies PLC(c)	729,646	2,248,859
Keller Group PLC	318,732	3,178,954
Keywords Studios PLC	327,366	11,498,204

Security	Shares	Value

United Kingdom (continued)
Kier Group PLC(c)	1,923,787	$1,624,642
Lancashire Holdings Ltd.	1,080,926	8,343,795
Learning Technologies Group PLC	2,599,209	4,492,616
Liontrust Asset Management PLC	281,192	4,028,877
LondonMetric Property PLC	4,199,425	9,784,927
LXI REIT PLC	7,311,195	10,176,719
Man Group PLC/Jersey	5,743,791	17,670,508
Marks & Spencer Group PLC(c)	8,781,005	15,839,301
Marlowe PLC(a)(c)	348,350	2,155,905
Marshalls PLC	1,011,337	4,236,716
Mediclinic International PLC	1,791,672	10,962,142
Mitchells & Butlers PLC(c)	1,162,074	2,361,234
Mitie Group PLC	6,136,774	5,901,261
Moneysupermarket.com Group PLC	2,377,925	7,000,717
Moonpig Group PLC(a)(c)	992,315	1,471,995
Morgan Advanced Materials PLC	1,249,956	4,851,141
Morgan Sindall Group PLC	183,871	3,722,172
National Express Group PLC(c)	2,355,955	3,880,872
NCC Group PLC	1,352,848	3,132,237
Network International Holdings PLC(c)(d)	2,246,185	7,305,171
Next Fifteen Communications Group PLC	367,749	4,542,859
Ninety One PLC	2,028,499	4,954,152
OSB Group PLC	1,958,720	13,205,466
Oxford Biomedica PLC(c)	297,007	1,559,863
Oxford Nanopore Technologies PLC(c)	1,481,994	4,329,727
Pagegroup PLC	1,457,782	8,206,757
Pan African Resources PLC	7,357,707	1,527,856
Pantheon Resources PLC(a)(c)	3,226,589	1,995,350
Paragon Banking Group PLC	1,068,264	7,915,223
Penno Group PLC	1,160,139	13,169,913
Petrofac Ltd.(a)(c)	1,957,665	2,008,037
Pets at Home Group PLC	2,184,874	9,504,686
Picton Property Income Ltd. (The)	2,390,074	2,268,883
Playtech PLC(c)	1,017,153	7,085,081
Plus500 Ltd.	428,624	9,823,493
Polar Capital Holdings PLC	313,932	2,004,820
Premier Foods PLC	2,821,927	3,869,645
Primary Health Properties PLC	5,818,735	8,061,762
Provident Financial PLC	1,042,314	3,006,938
PRS REIT PLC (The)	2,294,979	2,574,721
PZ Cussons PLC	1,016,574	2,724,473
QinetiQ Group PLC	2,580,221	11,573,807
Quilter PLC(d)	5,922,063	7,029,415
Rank Group PLC(c)	945,331	1,054,733
Rathbones Group PLC	263,617	6,792,502
Reach PLC	1,348,507	1,513,712
Redde Northgate PLC	1,000,453	5,352,991
Redrow PLC	1,333,335	8,552,344
Regional REIT Ltd.(d)	1,679,398	1,229,844
Renewi PLC(c)	349,259	2,829,786
Renishaw PLC	161,413	7,878,279
Restore PLC(a)	559,113	2,045,812
RHI Magnesita NV	112,916	3,755,626
Rightmove PLC	3,725,881	27,071,832
Rotork PLC	3,809,323	15,005,806
RS GROUP PLC	2,107,595	24,502,575
RWS Holdings PLC	1,380,670	6,410,328
S4 Capital PLC(a)(c)	1,264,578	3,416,061
Safestore Holdings PLC	939,707	11,700,942
Savills PLC	644,197	7,750,058

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Senior PLC	1,898,076	$3,570,904
Serco Group PLC	5,304,514	9,541,375
Serica Energy PLC	905,175	2,832,506
Shaftesbury PLC	848,963	4,134,766
SIG PLC(c)	3,057,474	1,320,792
Sirius Real Estate Ltd.	5,173,099	5,389,116
Smart Metering Systems PLC	555,040	5,953,243
Softcat PLC	585,057	8,754,735
SolGold PLC(a)(c)	4,829,137	964,668
Spectris PLC	471,665	18,699,144
Spire Healthcare Group PLC(c)(d)	1,225,030	3,669,975
Spirent Communications PLC	2,733,538	7,408,139
SSP Group PLC(c)	3,546,769	11,355,197
SThree PLC	544,666	2,847,123
Supermarket Income REIT PLC	5,522,572	6,560,868
Synthomer PLC	1,659,313	3,203,595
Target Healthcare REIT PLC	2,697,302	2,693,548
Tate & Lyle PLC	1,793,815	16,704,113
TBC Bank Group PLC	182,990	5,369,259
Team17 Group PLC(c)	477,251	2,765,380
Telecom Plus PLC	282,125	6,948,577
THG PLC(a)(c)	3,342,381	2,399,007
TI Fluid Systems PLC(d)	1,469,351	2,155,672
TORM PLC, Class A	127,978	3,241,112
TP ICAP Group PLC	3,505,310	7,631,804
Trainline PLC(c)(d)	2,156,746	7,546,081
Travis Perkins PLC	956,159	11,994,793
Tritax Big Box REIT PLC	8,394,907	16,175,024
Trustpilot Group PLC(c)(d)	941,506	1,191,776
Tullow Oil PLC(c)	5,015,056	2,233,299
Tyman PLC	872,899	2,797,998
UK Commercial Property REIT Ltd.	3,489,166	2,494,043
UNITE Group PLC (The)	1,530,911	18,859,489
Urban Logistics REIT PLC	2,024,874	3,582,284
Vesuvius PLC	955,517	4,818,056
Victoria PLC(a)(c)	279,852	1,566,370
Victrex PLC	382,414	8,703,180
Virgin Money UK PLC	5,707,760	13,656,976
Vistry Group PLC	1,545,364	14,184,223
Volex PLC	508,038	1,597,153
Volution Group PLC	853,382	3,979,740
Warehouse REIT PLC	1,783,293	2,326,047
Watches of Switzerland Group PLC(c)(d)	1,069,504	12,555,071
Weir Group PLC (The)	1,159,545	25,561,019
WH Smith PLC	585,888	11,569,855
Wickes Group PLC	1,113,414	2,087,834
Wincanton PLC	532,593	1,943,557
Workspace Group PLC	640,236	3,986,039
Yellow Cake PLC(c)(d)	771,929	3,977,136
YouGov PLC	463,322	5,566,343
Young & Co’s Brewery PLC, Series A	96,475	1,227,452

		1,713,339,750

Total Common Stocks — 99.1% (Cost: $12,517,441,827)		11,532,566,553

Security	Shares	Value

Preferred Stocks

Germany — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	37,506	$1,679,083
Einhell Germany AG, Preference Shares, NVS(a)	7,212	1,215,196
Fuchs Petrolub SE, Preference Shares, NVS	312,981	12,486,183
Jungheinrich AG, Preference Shares, NVS	213,282	8,482,189
Schaeffler AG, Preference Shares, NVS(a)	563,736	4,046,214
Sixt SE, Preference Shares, NVS	73,161	5,575,283
STO SE & Co. KGaA, Preference Shares, NVS	10,085	1,694,104

		35,178,252

Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	216,711	4,041,083

Total Preferred Stocks — 0.3% (Cost: $37,164,631)		39,219,335

Rights

Spain — 0.0%
Sacyr SA(b)(c)	1,712,424	115,795

Total Rights — 0.0% (Cost: $107,778)		115,795

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD10.00)(c)	42,123	—

Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(a)(c)	96,743	1

Singapore — 0.0%
Ezion Holdings Ltd. (Issued/Exercisable 04/16/18, 1.66667 Share for 1 Warrant, Expires 04/17/23, Strike Price SGD 0.28)(a)(b)(c)	3,963,747	30

Spain — 0.0%
Abengoa SA (Issued 03/31/17, Exercisable 06/30/17, 1 Share for 1 Warrant, Expires 03/31/25, Strike Price EUR 0.001)(a)(b)(c)	3,096,556	20,199

Total Warrants — 0.0% (Cost: $—)		20,230

Total Long-Term Investments — 99.4% (Cost: $12,554,714,236)		11,571,921,913

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	532,824,967	533,144,662

80	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	3,610,000	$3,610,000

Total Short-Term Securities — 4.6% (Cost: $536,464,356)		536,754,662

Total Investments — 104.0% (Cost: $13,091,178,592)		12,108,676,575

Liabilities in Excess of Other Assets — (4.0)%		(466,034,974)

Net Assets — 100.0%		$11,642,641,601

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$488,918,475	$43,839,501	(a)	$—	$93,769	$292,917	$533,144,662	532,824,967	$7,752,817	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,220,000	390,000	(a)	—	—	—	3,610,000	3,610,000	49,996		1

					$93,769	$292,917	$536,754,662		$7,802,813		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	150	03/09/23	$22,885	$614,200
Euro STOXX 50 Index	657	03/17/23	29,931	1,589,051
FTSE 100 Index	170	03/17/23	16,305	356,977

				$2,560,228

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,560,228	$—	$—	$—	$2,560,228

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$5,747,502	$—	$—	$—	$5,747,502

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(593,199)	$—	$—	$—	$(593,199)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$66,951,052

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$1,309,669	$1,214,470,349	$5,577,314	$1,221,357,332
Austria	1,041,996	131,950,140	—	132,992,136
Belgium	7,008,687	168,740,904	—	175,749,591
Denmark	4,283,759	234,120,816	—	238,404,575
Finland	12,434,111	176,718,799	—	189,152,910
France	14,878,306	405,033,789	1,891,936	421,804,031
Germany	16,025,889	505,367,206	—	521,393,095
Hong Kong	21,335,328	229,773,600	17	251,108,945
Ireland	11,058,870	23,076,918	—	34,135,788
Israel	41,900,994	267,253,929	—	309,154,923
Italy	2,704,000	371,074,380	—	373,778,380
Japan	9,220,935	3,552,014,980	—	3,561,235,915
Netherlands	15,202,148	249,528,087	3	264,730,238
New Zealand	—	147,705,699	—	147,705,699
Norway	14,925,419	246,370,822	—	261,296,241
Portugal	1,328,414	31,169,763	—	32,498,177
Singapore	7,652,297	241,769,310	20	249,421,627
Spain	5,050,280	239,103,950	1	244,154,231

82	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Sweden	$19,715,647	$633,217,474	$—	$652,933,121
Switzerland	17,940,914	518,278,934	—	536,219,848
United Kingdom	509,327,598	1,202,358,978	1,653,174	1,713,339,750
Preferred Stocks	—	39,219,335	—	39,219,335
Rights	—	—	115,795	115,795
Warrants	—	1	20,229	20,230
Short-Term Securities
Money Market Funds	536,754,662	—	—	536,754,662

	$1,271,099,923	$10,828,318,163	$9,258,489	$12,108,676,575

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,560,228	$—	$2,560,228

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	83

Statements of Assets and Liabilities (unaudited)

January 31, 2023

	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ex U.S. ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$—	$—	$—	$4,511,418,669
Investments, at value — affiliated(c)	162,257,259	4,126,733,154	85,137,954	38,796,331
Cash	—	6,549	1,962	677,606
Cash pledged:
Collateral — OTC derivatives	420,000	—	—	—
Futures contracts	—	—	—	701,000
Foreign currency, at value(d)	—	—	—	10,311,244
Receivables:
Investments sold	2,092,682	42,000,571	1,236,061	43,093
Securities lending income — affiliated	8,629	151,905	4,258	26,685
Capital shares sold	—	19,992	—	—
Dividends — unaffiliated	—	—	—	4,739,698
Dividends — affiliated	525	5,306	144	16,593
Tax reclaims	—	—	—	5,013,445
Variation margin on futures contracts	—	—	—	14,625
Unrealized appreciation on forward foreign currency exchange contracts	456,408	8,009,129	270,996	—

Total assets	165,235,503	4,176,926,606	86,651,375	4,571,758,989

LIABILITIES
Bank overdraft	331,910	—	—	—
Foreign bank overdraft(e)	—	88	—	—
Collateral on securities loaned, at value	—	1,031,608,175	—	34,768,270
Payables:
Investments purchased	—	—	—	7,493,911
Capital shares redeemed	—	17,455	10,997	—
Deferred foreign capital gain tax	—	—	—	1,791,034
Foreign taxes	—	—	—	1,169
Investment advisory fees	3,544	61,874	2,131	1,197,923
Professional fees	—	—	—	396,773
Unrealized depreciation on forward foreign currency exchange contracts	2,703,201	52,384,569	1,545,880	—

Total liabilities	3,038,655	1,084,072,161	1,559,008	45,649,080

NET ASSETS	$162,196,848	$3,092,854,445	$85,092,367	$4,526,109,909

NET ASSETS CONSIST OF
Paid-in capital	$169,649,828	$3,336,354,531	$103,380,501	$4,948,639,191
Accumulated loss	(7,452,980)	(243,500,086)	(18,288,134)	(422,529,282)

NET ASSETS	$162,196,848	$3,092,854,445	$85,092,367	$4,526,109,909

NET ASSET VALUE
Shares outstanding	5,910,000	106,350,000	3,080,000	91,400,000

Net asset value	$27.44	$29.08	$27.63	$49.52

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$—	$—	$—	$4,378,439,436
(b) Securities loaned, at value	$—	$1,013,842,035	$—	$33,296,480
(c) Investments, at cost — affiliated	$153,471,690	$3,929,915,409	$85,076,568	$38,770,372
(d) Foreign currency, at cost	$—	$—	$—	$10,196,932
(e) Foreign bank overdraft, at cost	$—	$86	$—	$—

See notes to financial statements.

84	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2023

	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$48,671,993,214	$11,571,921,913
Investments, at value — affiliated(c)	346,506,462	536,754,662
Cash	2,889	198
Foreign currency collateral pledged for futures contracts(d)	10,902,539	4,908,745
Foreign currency, at value(e)	62,160,244	20,385,528
Receivables:
Investments sold	7,424,154	16,792,934
Securities lending income — affiliated	123,799	1,348,175
Dividends — unaffiliated	32,902,213	15,242,591
Dividends — affiliated	205,404	11,667
Tax reclaims	87,954,676	11,888,746
Variation margin on futures contracts	495,778	270,617
Foreign withholding tax claims	33,774,223	—

Total assets	49,254,445,595	12,179,525,776

LIABILITIES
Cash received for futures contracts	—	170,237
Collateral on securities loaned, at value	276,930,684	532,867,309
Payables:
Investments purchased	58,555,021	—
Capital shares redeemed	1,804,204	—
Deferred foreign capital gain tax	—	71,710
Investment advisory fees	13,061,461	3,774,919
IRS compliance fee for foreign withholding tax claims	96,399,441	—
Professional fees	3,400,089	—

Total liabilities	450,150,900	536,884,175

NET ASSETS	$48,804,294,695	$11,642,641,601

NET ASSETS CONSIST OF
Paid-in capital	$52,196,005,917	$13,164,509,918
Accumulated loss	(3,391,711,222)	(1,521,868,317)

NET ASSETS	$48,804,294,695	$11,642,641,601

NET ASSET VALUE
Shares outstanding	682,800,000	190,600,000

Net asset value	$71.48	$61.08

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$43,977,792,503	$12,554,714,236
(b) Securities loaned, at value	$254,538,705	$491,364,989
(c) Investments, at cost — affiliated	$346,316,625	$536,464,356
(d) Foreign currency collateral pledged, at cost	$11,423,161	$4,902,897
(e) Foreign currency, at cost	$60,981,587	$20,348,064

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	85

Statements of Operations (unaudited)

Six Months Ended January 31, 2023

	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ex U.S. ETF

INVESTMENT INCOME
Dividends — unaffiliated	$—	$—	$—	$49,392,053
Dividends — affiliated	1,078,744	11,925,855	5,185	84,268
Interest — unaffiliated	—	—	—	15,477
Securities lending income — affiliated — net	39,072	415,867	17,176	170,865
Other income — unaffiliated	—	—	—	463,763
Foreign taxes withheld	—	—	—	(4,473,678)
Foreign withholding tax claims	—	—	—	3,420,572
Other foreign taxes	—	—	—	(51,807)

Total investment income	1,117,816	12,341,722	22,361	49,021,513

EXPENSES
Commitment costs	—	20,067	—	25,739
Investment advisory	258,246	6,411,228	220,811	6,407,262
Professional	—	—	—	388,471
Interest expense	—	—	—	4,966

Total expenses	258,246	6,431,295	220,811	6,826,438
Less:
Investment advisory fees waived	(238,350)	(5,930,308)	(205,405)	—

Total expenses after fees waived	19,896	500,987	15,406	6,826,438

Net investment income	1,097,920	11,840,735	6,955	42,195,075

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	—	—	—	(37,707,094)
Investments — affiliated	(5,408,732)	(133,762,180)	(8,851,884)	3,526
Capital gain distributions from underlying funds — affiliated	—	1	—	—
Forward foreign currency exchange contracts	(882,428)	(11,735,853)	(296,669)	—
Foreign currency transactions	—	(4)	(69)	(226,779)
Futures contracts	—	—	—	519,726
In-kind redemptions — unaffiliated(b)	—	—	—	17,789,975
In-kind redemptions — affiliated(b)	648,143	37,997,556	1,562,699	—

	(5,643,017)	(107,500,480)	(7,585,923)	(19,620,646)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	—	—	—	293,250,200
Investments — affiliated	18,247,945	391,503,415	12,186,943	18,327
Forward foreign currency exchange contracts	(2,410,689)	(49,806,762)	(848,966)	—
Foreign currency translations	—	—	—	472,655
Futures contracts	—	—	—	57,352

	15,837,256	341,696,653	11,337,977	293,798,534

Net realized and unrealized gain	10,194,239	234,196,173	3,752,054	274,177,888

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,292,159	$246,036,908	$3,759,009	$316,372,963

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$—	$—	$(223,117)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$—	$—	$—	$508,240

See notes to financial statements.

86	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2023

	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF

INVESTMENT INCOME
Dividends — unaffiliated	$515,284,255	$120,549,623
Dividends — affiliated	861,406	49,996
Interest — unaffiliated	133,306	—
Securities lending income — affiliated — net	869,659	7,752,817
Other income — unaffiliated	—	2,349
Foreign taxes withheld	(31,787,894)	(8,150,955)
Foreign withholding tax claims	1,007,860	8,279
IRS compliance fee for foreign withholding tax claims	6,181,206	—

Total investment income	492,549,798	120,212,109

EXPENSES
Investment advisory	72,830,308	20,635,272
Professional	100,786	1,068

Total expenses	72,931,094	20,636,340

Net investment income	419,618,704	99,575,769

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(168,442,608)	(76,854,045)
Investments — affiliated	19,640	93,769
Capital gain distributions from underlying funds — affiliated	48	1
Foreign currency transactions	3,792,154	2,571,011
Futures contracts	17,628,727	5,747,502
In-kind redemptions — unaffiliated(a)	825,383,801	18,530,810

	678,381,762	(49,910,952)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	3,068,857,292	536,562,249
Investments — affiliated	154,812	292,917
Foreign currency translations	3,812,490	553,046
Futures contracts	490,049	(593,199)

	3,073,314,643	536,815,013

Net realized and unrealized gain	3,751,696,405	486,904,061

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,171,315,109	$586,479,830

(a) See Note 2 of the Notes to Financial Statements.
(b) Net of reduction in deferred foreign capital gain tax of	$—	$98,689

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	87

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI ACWI ex U.S. ETF		iShares Currency Hedged MSCI EAFE ETF
	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,097,920	$4,162,824	$11,840,735		$141,899,618
Net realized gain (loss)	(5,643,017)	14,396,494	(107,500,480)		454,929,359
Net change in unrealized appreciation (depreciation)	15,837,256	(26,017,415)	341,696,653		(610,207,534)

Net increase (decrease) in net assets resulting from operations	11,292,159	(7,458,097)	246,036,908		(13,378,557)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(18,350,454)	(4,165,494)	(604,951,964	)(b)	(141,979,136)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	48,954,705	11,518,504	(211,869,853)		980,377,582

NET ASSETS
Total increase (decrease) in net assets	41,896,410	(105,087)	(570,784,909)		825,019,889
Beginning of period	120,300,438	120,405,525	3,663,639,354		2,838,619,465

End of period	$162,196,848	$120,300,438	$3,092,854,445		$3,663,639,354

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

88	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Currency Hedged MSCI EAFE Small-Cap ETF			iShares MSCI ACWI ex U.S. ETF
	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,955		$4,225,774	$42,195,075	$115,714,128
Net realized gain (loss)	(7,585,923)		15,104,193	(19,620,646)	16,508,288
Net change in unrealized appreciation (depreciation)	11,337,977		(27,641,181)	293,798,534	(848,991,499)

Net increase (decrease) in net assets resulting from operations	3,759,009		(8,311,214)	316,372,963	(716,769,083)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(21,810,692	)(b)	(4,228,131)	(33,188,848)	(146,381,679)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(4,623,498)		22,129,008	117,069,995	698,625,909

NET ASSETS
Total increase (decrease) in net assets	(22,675,181)		9,589,663	400,254,110	(164,524,853)
Beginning of period	107,767,548		98,177,885	4,125,855,799	4,290,380,652

End of period	$85,092,367		$107,767,548	$4,526,109,909	$4,125,855,799

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	89

Statements of Changes in Net Assets (continued)

	iShares MSCI EAFE ETF		iShares MSCI EAFE Small-Cap ETF
	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$419,618,704	$1,510,887,212	$99,575,769	$338,129,561
Net realized gain (loss)	678,381,762	(870,183,101)	(49,910,952)	272,598,809
Net change in unrealized appreciation (depreciation)	3,073,314,643	(8,433,836,435)	536,815,013	(3,605,974,985)

Net increase (decrease) in net assets resulting from operations	4,171,315,109	(7,793,132,324)	586,479,830	(2,995,246,615)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(186,668,308)	(2,172,623,282)	—	(511,706,356)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(2,774,563,679)	289,976,397	89,671,621	1,337,832,639

NET ASSETS
Total increase (decrease) in net assets	1,210,083,122	(9,675,779,209)	676,151,451	(2,169,120,332)
Beginning of period	47,594,211,573	57,269,990,782	10,966,490,150	13,135,610,482

End of period	$48,804,294,695	$47,594,211,573	$11,642,641,601	$10,966,490,150

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

90	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI ACWI ex U.S. ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$29.49		$32.11	$25.83	$26.66	$26.88	$25.28

Net investment income(a)	0.23		1.04	0.64	0.76	0.88	0.44
Net realized and unrealized gain (loss)(b)	1.54		(2.63)	6.25	(0.82)	(0.43)	1.83

Net increase (decrease) from investment operations	1.77		(1.59)	6.89	(0.06)	0.45	2.27

Distributions(c)
From net investment income		(0.20)	(1.03)	(0.61)	(0.77)	(0.67)	(0.67)
From net realized gain		(3.62)	—	—	—	—	—

Total distributions		(3.82)	(1.03)	(0.61)	(0.77)	(0.67)	(0.67)

Net asset value, end of period	$27.44		$29.49	$32.11	$25.83	$26.66	$26.88

Total Return(d)
Based on net asset value	6.59	%(e)	(5.03)%	26.76%	(0.36)%	1.75%	9.05%

Ratios to Average Net Assets(f)
Total expenses	0.38	%(g)	0.38%	0.38%	0.38%	0.38%	0.38%

Total expenses after fees waived	0.03	%(g)	0.03%	0.03%	0.03%	0.03%	0.03%

Net investment income	1.62	%(g)	3.33%	2.12%	2.90%	3.37%	1.66%

Supplemental Data
Net assets, end of period (000)	$162,197		$120,300	$120,406	$71,027	$70,650	$43,008

Portfolio turnover rate(h)		6%	5%	10%	9%	7%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	91

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$32.77		$34.28	$26.72	$29.40	$29.96	$28.09

Net investment income(a)	0.11		1.47	0.75	0.70	0.86	0.83
Net realized and unrealized gain (loss)(b)	2.20		(1.59)	7.55	(1.98)	(0.20)	1.93

Net increase (decrease) from investment operations	2.31		(0.12)	8.30	(1.28)	0.66	2.76

Distributions(c)
From net investment income	(0.11	)(d)	(1.39)	(0.74)	(0.73)	(0.91)	(0.89)
From net realized gain		(5.89)	—	—	(0.67)	(0.31)	—

Total distributions		(6.00)	(1.39)	(0.74)	(1.40)	(1.22)	(0.89)

Net asset value, end of period	$29.08		$32.77	$34.28	$26.72	$29.40	$29.96

Total Return(e)
Based on net asset value	7.82	%(f)	(0.29)%	31.22%	(4.74)%	2.45%	9.94%

Ratios to Average Net Assets(g)
Total expenses	0.38	%(h)	0.38%	0.38%	0.38%	0.38%	0.38%

Total expenses after fees waived	0.03	%(h)	0.03%	0.03%	0.03%	0.03%	0.03%

Net investment income	0.70	%(h)	4.32%	2.42%	2.47%	3.01%	2.82%

Supplemental Data
Net assets, end of period (000)	$3,092,854		$3,663,639	$2,838,619	$2,260,359	$2,891,083	$3,458,983

Portfolio turnover rate(i)		8%	7%	12%	8%	7%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

92	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE Small-Cap ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$ 32.76		$36.63	$26.78	$28.62	$31.37	$28.48

Net investment income(a)	0.00		1.37	0.62	0.87	0.84	0.77
Net realized and unrealized gain (loss)(b)	1.21		(3.91)	9.78	(1.51)	(1.93)	2.86

Net increase (decrease) from investment operations	1.21		(2.54)	10.40	(0.64)	(1.09)	3.63

Distributions(c)
From net investment income	(0.00	)(d)(e)	(1.33)	(0.55)	(0.88)	(0.80)	(0.74)
From net realized gain		(6.34)	—	—	(0.32)	(0.86)	—

Total distributions		(6.34)	(1.33)	(0.55)	(1.20)	(1.66)	(0.74)

Net asset value, end of period	$ 27.63		$32.76	$36.63	$26.78	$28.62	$31.37

Total Return(f)
Based on net asset value	4.49	%(g)	(6.97)%	38.96%	(2.62)%	(3.05)%	12.81%

Ratios to Average Net Assets(h)
Total expenses	0.43	%(i)	0.43%	0.43%	0.43%	0.43%	0.43%

Total expenses after fees waived	0.03	%(i)	0.03%	0.03%	0.03%	0.03%	0.03%

Net investment income	0.01	%(i)	3.92%	1.85%	3.16%	2.94%	2.50%

Supplemental Data
Net assets, end of period (000)	$85,092		$107,768	$98,178	$44,187	$25,759	$21,961

Portfolio turnover rate(j)		9%	7%	11%	9%	10%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	93

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$ 46.36		$ 56.45		$ 45.11	$ 46.26	$ 48.60	$ 47.08

Net investment income(a)	0.48	(b)	1.38	(b)	1.14	1.12	1.32	1.33
Net realized and unrealized gain (loss)(c)	3.06		(9.73)		11.31	(0.97)	(2.49)	1.45

Net increase (decrease) from investment operations	3.54		(8.35)		12.45	0.15	(1.17)	2.78

Distributions from net investment income(d)		(0.38)	(1.74)		(1.11)	(1.30)	(1.17)	(1.26)

Net asset value, end of period	$ 49.52		$ 46.36		$ 56.45	$ 45.11	$ 46.26	$ 48.60

Total Return(e)
Based on net asset value	7.69	%(b)(f)	(15.04	)%(b)	27.66%	0.29%	(2.27)%	5.92%

Ratios to Average Net Assets(g)
Total expenses	0.33	%(h)(i)	0.32%		0.32%	0.32%	0.32%	0.31%

Total expenses after fees waived	0.33	%(h)	0.32%		0.31%	0.30%	0.30%	0.31%

Total expenses excluding professional fees for foreign withholding tax claims	0.32	%(h)	0.32%		0.32%	N/A	0.32%	N/A

Net investment income	2.13	%(b)(h)	2.62	%(b)	2.14%	2.50%	2.91%	2.69%

Supplemental Data
Net assets, end of period (000)	$4,526,110		$4,125,856		$4,290,381	$2,995,541	$3,867,472	$3,158,687

Portfolio turnover rate(j)		2%	8%		10%	17%	15%	6%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2023 and the year ended July 31, 2022:

• Net investment income per share by $0.03 and $0.01.
• Total return by 0.07% and 0.02%.
• Ratio of net investment income to average net assets by 0.15% and 0.02%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.34%.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

94	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$ 65.61		$ 79.41		$ 62.17	$ 64.94	$ 68.87	$ 66.78

Net investment income(a)	0.60	(b)	2.09	(b)	1.90	1.48	1.95	1.93
Net realized and unrealized gain (loss)(c)	5.54		(12.88)		17.14	(2.62)	(3.87)	2.26

Net increase (decrease) from investment operations	6.14		(10.79)		19.04	(1.14)	(1.92)	4.19

Distributions from net investment income(d)		(0.27)	(3.01)		(1.80)	(1.63)	(2.01)	(2.10)

Net asset value, end of period	$ 71.48		$ 65.61		$ 79.41	$ 62.17	$ 64.94	$ 68.87

Total Return(e)
Based on net asset value	9.37	%(b)(f)	(13.84	)%(b)	30.73%	(1.80)%	(2.64)%	6.32%

Ratios to Average Net Assets(g)
Total expenses	0.32	%(h)(i)	0.33%		0.37%	0.32%	0.32%	0.31%

Total expenses excluding professional fees for foreign withholding tax claims	0.32	%(h)	0.32%		0.32%	0.32%	0.32%	N/A

Net investment income	1.86	%(b)(h)	2.82	%(b)	2.60%	2.34%	3.03%	2.77%

Supplemental Data
Net assets, end of period (000)	$48,804,295		$47,594,212		$57,269,991	$46,405,254	$60,080,634	$72,770,477

Portfolio turnover rate(j)		1%	5%		5%	4%	4%	4%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2023 and the year ended July 31, 2022:

• Net investment income per share by $0.00 and $0.07.
• Total return by 0.00% and 0.10%.
• Ratio of net investment income to average net assets by 0.00% and 0.09%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.32%.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	95

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small-Cap ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19		Year Ended 07/31/18

Net asset value, beginning of period	$ 58.15		$ 75.41		$ 55.23	$ 57.03	$ 63.44		$ 59.60

Net investment income(a)	0.53	(b)	1.70	(b)	1.39	1.12	1.43		1.46
Net realized and unrealized gain (loss)(c)	2.40		(16.38)		20.00	(1.12)	(6.23)		3.90

Net increase (decrease) from investment operations	2.93		(14.68)		21.39	—	(4.80)		5.36

Distributions from net investment income(d)	—		(2.58)		(1.21)	(1.80)	(1.61)		(1.52)

Net asset value, end of period	$ 61.08		$ 58.15		$ 75.41	$ 55.23	$ 57.03		$ 63.44

Total Return(e)
Based on net asset value	5.05	%(b)(f)	(19.80	)%(b)	38.84%	(0.16)%	(7.41	)%(g)	9.01%

Ratios to Average Net Assets(h)
Total expenses	0.39	%(i)(j)	0.39%		0.39%	0.40%	0.40%		0.39%

Total expenses excluding professional fees for foreign withholding tax claims	0.39	%(i)	0.39%		0.39%	N/A	0.40%		N/A

Net investment income	1.90	%(b)(i)	2.50	%(b)	2.03%	2.01%	2.47%		2.28%

Supplemental Data
Net assets, end of period (000)	$11,642,642		$10,966,490		$13,135,610	$8,527,860	$9,455,843		$11,178,397

Portfolio turnover rate(k)		4%	15%		17%	20%	10%		8%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2023 and the year ended July 31, 2022:

• Net investment income per share by $0.00 and $0.03.
• Total return by 0.00% and 0.04%.
• Ratio of net investment income to average net assets by 0.00% and 0.04%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.40%.
(k)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

96	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI ACWI ex U.S.	Diversified
Currency Hedged MSCI EAFE	Diversified
Currency Hedged MSCI EAFE Small-Cap	Diversified
MSCI ACWI ex U.S.	Diversified
MSCI EAFE	Diversified
MSCI EAFE Small-Cap	Diversified

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and Schedules of Investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the Funds.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each of the currency hedged funds has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

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Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

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Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Currency Hedged MSCI EAFE
BofA Securities, Inc.	$507,153,555	$(507,153,555)	$—		$—
J.P. Morgan Securities LLC	504,427,500	(504,427,500)	—		—
Toronto-Dominion Bank	2,260,980	(2,260,980)	—		—

	$1,013,842,035	$(1,013,842,035)	$—		$—

MSCI ACWI ex U.S.
Barclays Bank PLC	$549,124	$(537,357)	$—		$11,767	(b)
Barclays Capital, Inc.	28,200	(28,154)	—		46	(b)
BofA Securities, Inc.	6,665,703	(6,665,703)	—		—
Citigroup Global Markets, Inc.	976,308	(976,308)	—		—
Goldman Sachs & Co. LLC	3,298,732	(3,298,732)	—		—
HSBC Bank PLC	3,068,044	(3,068,044)	—		—
J.P. Morgan Securities LLC	2,459,675	(2,459,675)	—		—
Macquarie Bank Ltd.	676,177	(676,177)	—		—
Morgan Stanley	14,472,239	(14,472,239)	—		—
SG Americas Securities LLC	3,522	(3,522)	—		—
State Street Bank & Trust Co.	580,758	(580,758)	—		—
UBS AG	517,998	(517,998)	—		—

	$33,296,480	$(33,284,667)	$—		$11,813

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI EAFE
Barclays Bank PLC	$2,020,248	$(2,020,248)	$—		$—
BNP Paribas SA	559,104	(559,104)	—		—
BofA Securities, Inc.	9,508,013	(9,508,013)	—		—
Citigroup Global Markets, Inc.	4,527,701	(4,527,701)	—		—
Goldman Sachs & Co. LLC	18,249,531	(18,249,531)	—		—
HSBC Bank PLC	73,337,210	(73,337,210)	—		—
J.P. Morgan Securities LLC	3,895,100	(3,895,100)	—		—
Jefferies LLC	4,974	(4,974)	—		—
Morgan Stanley	57,098,540	(57,098,540)	—		—
RBC Capital Markets LLC	53,699,160	(53,699,160)	—		—
State Street Bank & Trust Co.	10,884,953	(10,884,953)	—		—
Toronto-Dominion Bank	1,909,202	(1,909,202)	—		—
UBS AG	18,844,969	(18,844,969)	—		—

	$254,538,705	$(254,538,705)	$—		$—

MSCI EAFE Small-Cap
Barclays Bank PLC	$19,926	$(19,926)	$—		$—
Barclays Capital, Inc.	13,317,258	(13,317,258)	—		—
BNP Paribas SA	10,253,547	(10,253,547)	—		—
BofA Securities, Inc.	68,896,795	(68,896,795)	—		—
Citigroup Global Markets, Inc.	29,503,205	(29,503,205)	—		—
Credit Suisse Securities (USA) LLC	9,134	(9,134)	—		—
Deutsche Bank Securities, Inc.	2,027	(2,027)	—		—
Goldman Sachs & Co. LLC	112,566,047	(112,566,047)	—		—
HSBC Bank PLC	54,757,147	(54,757,147)	—		—
J.P. Morgan Securities LLC	43,122,919	(43,122,919)	—		—
Jefferies LLC	5,229,277	(5,229,277)	—		—
Macquarie Bank Ltd.	5,556,999	(5,556,999)	—		—
Morgan Stanley	104,826,423	(104,826,423)	—		—
National Financial Services LLC	520,986	(520,986)	—		—
Nomura Securities International, Inc.	2,135,947	(2,135,947)	—		—
Scotia Capital (USA), Inc.	2,138,530	(2,138,530)	—		—
SG Americas Securities LLC	345,061	(345,061)	—		—
State Street Bank & Trust Co.	14,122,581	(14,122,581)	—		—
UBS AG	22,964,995	(22,964,995)	—		—
UBS Securities LLC	98,965	(98,965)	—		—
Wells Fargo Securities LLC	977,220	(954,220)	—		23,000	(b)

	$491,364,989	$(491,341,989)	$—		$23,000

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of January 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market

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Notes to Financial Statements (unaudited) (continued)

value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. Afund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Currency Hedged MSCI ACWI ex U.S.	0.38%
Currency Hedged MSCI EAFE	0.38
Currency Hedged MSCI EAFE Small-Cap	0.43

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Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the iShares MSCI ACWI ex U.S. and iShares MSCI EAFE ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

For its investment advisory services to the iShares MSCI EAFE Small-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $12 billion	0.4000%
Over $12 billion, up to and including $18 billion	0.3800
Over $18 billion, up to and including $24 billion	0.3610
Over $24 billion, up to and including $30 billion	0.3430
Over $30 billion	0.3259

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares Currency Hedged MSCI ACWI ex U.S. ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI ACWI ex U.S. ETF (“ACWX”), after taking into account any fee waivers by ACWX, plus 0.03%.

For the iShares Currency Hedged MSCI EAFE ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI EAFE ETF (“EFA”), after taking into account any fee waivers by EFA, plus 0.03%.

For the iShares Currency Hedged MSCI EAFE Small-Cap ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI EAFE Small-Cap ETF (“SCZ”), taking into account any fee waivers by SCZ, plus 0.03%.

For ACWX, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived
Currency Hedged MSCI ACWI ex U.S.	$238,350
Currency Hedged MSCI EAFE	5,930,308
Currency Hedged MSCI EAFE Small-Cap	205,405

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Currency Hedged MSCI ACWI ex U.S.	$9,059
Currency Hedged MSCI EAFE	148,489
Currency Hedged MSCI EAFE Small-Cap	5,402
MSCI ACWI ex U.S.	42,864
MSCI EAFE	223,606
MSCI EAFE Small-Cap	1,721,942

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI ACWI ex U.S.	$13,828,375	$6,059,182	$(7,657,125)
MSCI EAFE	195,875,863	44,943,940	(64,959,550)
MSCI EAFE Small-Cap	74,773,039	165,223,324	75,526,125

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI ACWI ex U.S.	$8,188,867	$28,990,761
Currency Hedged MSCI EAFE	262,660,148	910,387,731
Currency Hedged MSCI EAFE Small-Cap	9,074,703	31,675,735
MSCI ACWI ex U.S.	166,364,599	88,862,276
MSCI EAFE	852,902,212	503,061,726
MSCI EAFE Small-Cap	650,517,153	424,518,029

For the six months ended January 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI ACWI ex U.S.	$54,134,891	$4,952,100
Currency Hedged MSCI EAFE	471,895,048	695,461,262
Currency Hedged MSCI EAFE Small-Cap	19,337,788	24,457,803
MSCI ACWI ex U.S.	186,740,224	128,510,654
MSCI EAFE	—	2,846,506,707
MSCI EAFE Small-Cap	259,754,832	174,874,369

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

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Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts

MSCI ACWI ex U.S.	$484,653,672
MSCI EAFE	7,357,340,852
MSCI EAFE Small-Cap	369,112,567

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Currency Hedged MSCI ACWI ex U.S.	$154,800,902	$9,261,383	$(4,051,819)	$5,209,564
Currency Hedged MSCI EAFE	3,978,343,207	205,044,149	(101,029,642)	104,014,507
Currency Hedged MSCI EAFE Small-Cap	86,775,873	332,978	(3,245,781)	(2,912,803)
MSCI ACWI ex U.S.	4,476,325,766	630,269,349	(555,595,558)	74,673,791
MSCI EAFE	45,786,305,203	12,390,295,950	(9,152,114,591)	3,238,181,359
MSCI EAFE Small-Cap	13,219,784,906	1,200,111,916	(2,308,660,019)	(1,108,548,103)

9.	LINE OF CREDIT

The iShares Currency Hedged MSCI EAFE ETF and iShares MSCI ACWI ex U.S. ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended January 31, 2023, the iShares Currency Hedged MSCI EAFE ETF did not borrow under the Syndicated Credit Agreement.

For the six months ended January 31, 2023, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI ACWI ex U.S.	$5,200,000	$197,826	4.91%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

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Notes to Financial Statements (unaudited) (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements (unaudited) (continued)

illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/23		Year Ended 07/31/22

iShares ETF	Shares	Amount	Shares	Amount

Currency Hedged MSCI ACWI ex U.S.
Shares sold	1,990,000	$53,741,994	960,000	$30,429,750
Shares redeemed	(160,000)	(4,787,289)	(630,000)	(18,911,246)

	1,830,000	$48,954,705	330,000	$11,518,504

Currency Hedged MSCI EAFE
Shares sold	15,650,000	$469,092,967	45,450,000	$1,527,051,805
Shares redeemed	(21,100,000)	(680,962,820)	(16,450,000)	(546,674,223)

	(5,450,000)	$(211,869,853)	29,000,000	$980,377,582

Currency Hedged MSCI EAFE Small-Cap
Shares sold	650,000	$19,247,752	750,000	$26,965,344
Shares redeemed	(860,000)	(23,871,250)	(140,000)	(4,836,336)

	(210,000)	$(4,623,498)	610,000	$22,129,008

MSCI ACWI ex U.S.
Shares sold	6,000,000	$274,166,189	21,200,000	$1,143,730,242
Shares redeemed	(3,600,000)	(157,096,194)	(8,200,000)	(445,104,333)

	2,400,000	$117,069,995	13,000,000	$698,625,909

MSCI EAFE
Shares sold	1,200,000	$81,358,666	9,000,000	$641,126,982
Shares redeemed	(43,800,000)	(2,855,922,345)	(4,800,000)	(351,150,585)

	(42,600,000)	$(2,774,563,679)	4,200,000	$289,976,397

MSCI EAFE Small-Cap
Shares sold	5,200,000	$266,166,125	36,800,000	$2,756,004,483
Shares redeemed	(3,200,000)	(176,494,504)	(22,400,000)	(1,418,171,844)

	2,000,000	$89,671,621	14,400,000	$1,337,832,639

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI EAFE ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by the Swedish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Swedish tax claim receivables and related liabilities are disclosed in the statements of assets and liabilities. Collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the Swedish tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of January 31, 2023, is $30,374,134 or $0.04 per share.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares MSCI ACWI ex U.S. and iShares MSCI EAFE Small-Cap ETFs is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

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Notes to Financial Statements (unaudited) (continued)

The iShares MSCI EAFE ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Currency Hedged MSCI ACWI ex U.S. ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE Small-Cap ETF, iShares MSCI ACWI ex U.S. ETF, iShares MSCI EAFE ETF and iShares MSCI EAFE Small-Cap ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income		Net Realized Capital Gains	Return of Capital		Total Per Share
Currency Hedged MSCI ACWI ex U.S.	$0.195492	$3.622465	$—	$3.817957	5%		95%	—%		100%
Currency Hedged MSCI EAFE(a)	0.112709	5.890440	0.000605	6.003754	2		98	0	(b)	100
Currency Hedged MSCI EAFE Small-Cap(a)	0.000477	6.338050	0.001999	6.340526	0	(b)	100	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	109

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

110	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

Currency Abbreviations

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation (continued)

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	111

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iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-703-0123

JANUARY 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI EAFE Growth ETF | EFG | Cboe BZX

•	iShares MSCI EAFE Value ETF | EFV | Cboe BZX

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(0.44)%	(8.22)%

U.S. small cap equities (Russell 2000® Index)	3.25	(3.38)

International equities (MSCI Europe, Australasia, Far East Index)	9.52	(2.83)

Emerging market equities (MSCI Emerging Markets Index)	4.92	(12.12)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.58	1.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(5.60)	(11.62)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.37)	(8.36)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.73	(3.25)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	1.46	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2023	iShares® MSCI EAFE Growth ETF

Investment Objective

The iShares MSCI EAFE Growth ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit growth characteristics, as represented by the MSCI EAFE Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.73%	(7.27)%	3.13%	5.76%	(7.27)%	16.66%	75.10%
Fund Market	5.45	(7.09)	3.18	5.79	(7.09)	16.97	75.49
Index	5.83	(6.60)	3.23	5.97	(6.60)	17.23	78.50

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,057.30	$ 1.92		$ 1,000.00	$ 1,023.30	$ 1.89		0.37%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)
Industrials	18.0%
Health Care	17.7
Consumer Discretionary	15.3
Consumer Staples	14.6
Information Technology	13.8
Financials	8.9
Materials	5.1
Communication Services	4.4
Real Estate	1.0
Other (each representing less than 1%)	1.2

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)
Japan	21.3%
France	14.4
Switzerland	14.2
United Kingdom	10.6
Australia	7.9
Netherlands	6.9
Germany	6.0
Denmark	5.0
Hong Kong	3.2
Sweden	3.2

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2023	iShares® MSCI EAFE Value ETF

Investment Objective

The iShares MSCI EAFE Value ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics, as represented by the MSCI EAFE Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	13.11%	0.35%	0.65%	3.59%	0.35%	3.29%	42.28%
Fund Market	13.27	0.49	0.67	3.57	0.49	3.41	42.01
Index	13.36	0.66	0.61	3.68	0.66	3.08	43.57

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,131.10	$ 1.83		$ 1,000.00	$ 1,023.50	$ 1.73		0.34%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)
Financials	28.7%
Industrials	12.4
Materials	10.9
Energy	8.8
Consumer Discretionary	8.2
Health Care	8.1
Consumer Staples	5.8
Utilities	5.8
Communication Services	4.5
Real Estate	4.1
Information Technology	2.7

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)
Japan	21.8%
United Kingdom	19.6
Germany	10.6
France	9.6
Australia	8.4
Switzerland	6.5
Spain	3.6
Sweden	3.4
Italy	3.3
Hong Kong	2.6

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.9%
Ampol Ltd.	355,730	$7,714,314
APA Group	1,748,924	13,088,789
Aristocrat Leisure Ltd.	886,860	21,411,660
ASX Ltd.	284,765	13,935,010
Aurizon Holdings Ltd.	2,731,555	7,139,626
Brambles Ltd.	2,052,952	17,457,381
Cochlear Ltd.	97,489	14,728,309
Coles Group Ltd.	1,979,664	24,899,470
Commonwealth Bank of Australia	1,258,240	98,220,808
Computershare Ltd.	805,350	13,563,585
CSL Ltd.	712,450	150,434,113
Dexus	1,595,299	9,249,637
Endeavour Group Ltd./Australia	2,093,893	9,831,999
Goodman Group	2,506,871	35,756,940
IDP Education Ltd.(a)	311,428	6,930,345
IGO Ltd.	1,010,683	10,506,323
Insurance Australia Group Ltd.	3,654,397	12,690,887
James Hardie Industries PLC	660,531	14,821,341
Lottery Corp. Ltd. (The)(b)	3,299,997	11,005,995
Medibank Pvt Ltd.	4,085,688	8,511,645
Mineral Resources Ltd.	252,612	15,992,885
National Australia Bank Ltd.	4,684,175	105,694,330
Northern Star Resources Ltd.	1,726,791	15,386,606
Orica Ltd.	667,668	7,006,210
Pilbara Minerals Ltd.(b)	3,761,912	12,797,716
Qantas Airways Ltd.(b)	893,217	4,031,828
QBE Insurance Group Ltd.	2,197,581	21,441,611
Ramsay Health Care Ltd.	176,560	8,343,114
REA Group Ltd.	78,724	7,059,315
Reece Ltd.(a)	334,001	3,838,973
SEEK Ltd.	500,168	8,662,382
Sonic Healthcare Ltd.	439,291	9,839,044
Telstra Corp. Ltd.	2,999,771	8,669,886
Transurban Group	2,275,139	22,305,775
Treasury Wine Estates Ltd.	1,070,368	11,025,623
Wesfarmers Ltd.	1,676,190	59,096,922
WiseTech Global Ltd.	217,919	9,448,868
Woolworths Group Ltd.	1,797,789	45,946,889
Xero Ltd.(b)	200,248	11,036,960

		889,523,114

Austria — 0.1%
Verbund AG	101,004	8,599,796

Belgium — 0.8%
Anheuser-Busch InBev SA/NV	643,209	38,825,211
Argenx SE(b)	53,020	20,194,599
D’ieteren Group	37,047	7,080,251
Elia Group SA/NV	49,098	6,894,257
Sofina SA	14,884	3,536,024
UCB SA	93,819	7,702,972
Umicore SA	108,878	4,116,076

		88,349,390

Denmark — 5.0%
AP Moller - Maersk A/S, Class A	2,354	5,016,255
Carlsberg A/S, Class B	143,384	20,355,024
Chr Hansen Holding A/S	156,380	11,546,304
Coloplast A/S, Class B	175,141	21,145,550
Demant A/S(b)	138,127	3,909,920

Security	Shares	Value

Denmark (continued)
DSV A/S	277,234	$45,862,829
Genmab A/S(b)	97,458	38,193,445
Novo Nordisk A/S, Class B	2,448,232	338,810,256
Novozymes A/S, Class B	303,096	15,772,068
Orsted A/S(c)	98,193	8,744,281
Tryg A/S	533,769	12,248,982
Vestas Wind Systems A/S	1,495,537	43,761,797

		565,366,711

Finland — 0.4%
Elisa OYJ	73,335	4,178,124
Kone OYJ, Class B	176,397	9,620,001
Neste OYJ	626,625	29,954,102
Orion OYJ, Class B	79,236	4,245,039

		47,997,266

France — 14.3%
Accor SA(b)	166,794	5,413,794
Aeroports de Paris(b)	44,069	6,836,755
Air Liquide SA	773,987	123,238,980
Airbus SE	874,273	109,603,967
BioMerieux	61,735	6,293,629
Bureau Veritas SA	435,828	12,460,961
Capgemini SE	242,542	46,030,972
Carrefour SA	440,455	8,377,880
Dassault Aviation SA	24,182	4,129,397
Dassault Systemes SE	984,287	36,606,513
Edenred	367,783	20,032,944
Eiffage SA	62,186	6,642,121
Electricite de France SA	562,282	7,385,605
EssilorLuxottica SA	215,127	39,471,359
Eurofins Scientific SE	99,886	7,164,800
Getlink SE	333,618	5,642,737
Hermes International	46,819	87,622,185
Ipsen SA	36,411	3,824,429
Kering SA	110,687	69,063,895
La Francaise des Jeux SAEM(c)	157,233	6,727,685
Legrand SA	395,184	35,236,211
L’Oreal SA	357,308	147,536,619
LVMH Moet Hennessy Louis Vuitton SE	409,346	357,349,077
Pernod Ricard SA	305,607	63,269,808
Remy Cointreau SA	34,437	6,484,113
Safran SA	505,240	72,651,243
Sartorius Stedim Biotech	40,988	14,297,771
Schneider Electric SE	802,420	130,164,998
Sodexo SA	131,155	13,001,764
Teleperformance	87,578	24,345,528
Thales SA	158,082	20,907,818
Ubisoft Entertainment SA(b)	91,277	1,890,031
Valeo	306,058	6,688,823
Vinci SA	795,301	89,860,697
Wendel SE	39,775	4,211,697
Worldline SA/France(b)(c)	354,508	16,082,569

		1,616,549,375

Germany — 5.7%
adidas AG	256,049	41,228,037
Bechtle AG	121,690	5,128,108
Beiersdorf AG	149,351	18,157,737
Brenntag SE	228,954	17,090,961
Carl Zeiss Meditec AG, Bearer	59,699	8,615,653
Delivery Hero SE(b)(c)	252,044	15,237,791

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Boerse AG	280,765	$50,240,730
Deutsche Telekom AG, Registered	4,793,820	106,800,556
GEA Group AG	146,049	6,589,717
Hannover Rueck SE	44,709	9,078,988
HelloFresh SE(b)	246,023	5,981,133
Infineon Technologies AG	1,933,776	69,636,156
Merck KGaA	191,406	39,951,827
MTU Aero Engines AG	79,177	19,787,326
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	134,526	48,591,778
Nemetschek SE	84,777	4,532,546
Puma SE	156,536	10,689,589
Rational AG	7,657	5,036,647
Rheinmetall AG	64,553	15,083,295
RWE AG	333,242	14,835,558
SAP SE	541,205	64,154,420
Scout24 SE(c)	119,351	6,948,379
Siemens Healthineers AG(c)	417,785	22,405,253
Symrise AG	196,712	20,912,385
Zalando SE(b)(c)	331,926	15,479,373

		642,193,943

Hong Kong — 3.2%
AIA Group Ltd.	17,651,400	199,595,757
Budweiser Brewing Co. APAC Ltd.(a)(c)	2,553,000	8,055,527
ESR Group Ltd.(c)	2,968,200	5,942,593
Futu Holdings Ltd., ADR(a)(b)	89,059	4,520,635
Galaxy Entertainment Group Ltd.	3,220,000	22,415,378
Hong Kong Exchanges & Clearing Ltd.	1,781,400	80,123,056
Sands China Ltd.(b)	2,334,800	8,755,699
Techtronic Industries Co. Ltd.(a)	2,026,500	26,125,197
WH Group Ltd.(c)	6,200,000	3,818,359

		359,352,201

Ireland — 0.7%
Flutter Entertainment PLC, Class DI(b)	247,389	38,427,671
Kerry Group PLC, Class A	235,913	22,105,068
Kingspan Group PLC	228,874	14,720,269

		75,253,008

Israel — 0.7%
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	3,083,730	5,110,396
Check Point Software Technologies Ltd.(b)	148,486	18,887,419
CyberArk Software Ltd.(b)	30,271	4,264,579
Elbit Systems Ltd.	39,479	6,627,895
ICL Group Ltd.	1,050,280	8,338,840
Mizrahi Tefahot Bank Ltd.	80,349	2,653,981
Nice Ltd.(b)	94,140	19,468,931
Tower Semiconductor Ltd.(b)	162,154	6,821,031
Wix.com Ltd.(b)	84,969	7,390,604

		79,563,676

Italy — 1.2%
Amplifon SpA	186,330	5,145,177
DiaSorin SpA	37,709	4,908,949
Ferrari NV	186,677	46,647,627
FinecoBank Banca Fineco SpA	904,111	16,230,463
Infrastrutture Wireless Italiane SpA(c)	504,429	5,527,925
Moncler SpA	304,147	19,035,845
Nexi SpA(b)(c)	875,751	7,713,035
Prysmian SpA	377,543	15,417,977
Recordati Industria Chimica e Farmaceutica SpA	155,737	6,822,602
Telecom Italia SpA/Milano(a)(b)	5,223,025	1,503,750

Security	Shares	Value

Italy (continued)
Tenaris SA	455,375	$8,069,585

		137,022,935

Japan — 21.2%
Advantest Corp.	280,400	20,099,347
Aeon Co. Ltd.	962,300	19,728,761
Ajinomoto Co. Inc.	677,400	22,332,924
ANA Holdings Inc.(b)	117,400	2,598,385
Asahi Intecc Co. Ltd.	321,800	5,645,717
Astellas Pharma Inc.	947,400	13,945,852
Azbil Corp.	171,300	4,830,396
Bandai Namco Holdings Inc.	296,500	19,828,065
Capcom Co. Ltd.	257,200	8,334,259
Chugai Pharmaceutical Co. Ltd.	989,800	25,660,645
CyberAgent Inc.	637,300	5,959,998
Daifuku Co. Ltd.	150,400	8,281,580
Daiichi Sankyo Co. Ltd.	2,590,600	81,362,797
Daikin Industries Ltd.	368,900	64,075,929
Denso Corp.	641,900	34,666,257
Disco Corp.	42,000	12,618,169
East Japan Railway Co.	156,500	8,726,159
Eisai Co. Ltd.	186,400	11,532,558
FANUC Corp.	184,400	32,581,554
Fast Retailing Co. Ltd.	86,500	52,536,582
Fuji Electric Co. Ltd.	66,400	2,687,738
Fujitsu Ltd.	289,500	41,218,813
GLP J-REIT	3,219	3,642,494
GMO Payment Gateway Inc.	62,400	5,773,992
Hamamatsu Photonics KK	206,000	11,006,636
Hankyu Hanshin Holdings Inc.	118,800	3,531,025
Hikari Tsushin Inc.	30,100	4,296,422
Hirose Electric Co. Ltd.	43,300	5,636,979
Hoshizaki Corp.	81,400	2,926,026
Hoya Corp.	533,300	58,648,023
Ibiden Co. Ltd.	166,300	6,490,504
Ito En Ltd.	39,000	1,391,510
ITOCHU Corp.	879,800	28,436,735
Itochu Techno-Solutions Corp.	142,200	3,520,517
Japan Airlines Co. Ltd.(b)	105,900	2,245,881
Japan Exchange Group Inc.	743,100	11,372,823
JSR Corp.	263,200	5,922,042
Kakaku.com Inc.	200,000	3,334,417
Kao Corp.	350,800	14,179,980
Keio Corp.	75,211	2,760,581
Keisei Electric Railway Co. Ltd.	124,300	3,625,703
Keyence Corp.	287,048	132,147,931
Kikkoman Corp.	215,300	11,387,668
Kintetsu Group Holdings Co. Ltd.	88,200	2,872,231
Kirin Holdings Co. Ltd.	1,210,400	18,651,929
Kobayashi Pharmaceutical Co. Ltd.	80,000	5,743,368
Kobe Bussan Co. Ltd.	222,300	6,418,189
Koei Tecmo Holdings Co. Ltd.	173,300	3,151,661
Koito Manufacturing Co. Ltd.	310,700	5,240,942
Konami Group Corp.	137,300	6,751,518
Kose Corp.	50,100	5,527,677
Kubota Corp.	528,300	7,939,445
Kurita Water Industries Ltd.	154,800	6,999,784
Kyowa Kirin Co. Ltd.	399,800	8,915,918
Lasertec Corp.	112,100	21,223,097
M3 Inc.	652,900	17,852,184
Makita Corp.	115,600	3,079,217

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
McDonald’s Holdings Co. Japan Ltd.	128,200	$5,064,846
MINEBEA MITSUMI Inc.	538,300	9,384,019
MISUMI Group Inc.	421,800	10,615,636
Mitsui Fudosan Co. Ltd.	1,342,400	25,161,465
MonotaRO Co. Ltd.	371,000	5,620,039
Murata Manufacturing Co. Ltd.	849,300	48,529,413
NEC Corp.	340,700	12,308,675
Nexon Co. Ltd.	704,200	16,980,054
Nidec Corp.	659,400	36,543,185
Nihon M&A Center Holdings Inc.	451,300	4,613,822
Nintendo Co. Ltd.	1,631,700	70,746,869
Nippon Paint Holdings Co. Ltd.	1,228,500	11,215,559
Nippon Prologis REIT Inc.	1,106	2,509,670
Nippon Sanso Holdings Corp.	257,700	4,203,310
Nippon Shinyaku Co. Ltd.	71,300	3,669,535
Nippon Telegraph & Telephone Corp.	1,764,900	52,921,441
Nissan Chemical Corp.	188,200	8,884,854
Nissin Foods Holdings Co. Ltd.	92,600	7,239,249
Nitori Holdings Co. Ltd.	79,000	10,456,100
Nitto Denko Corp.	210,900	13,632,031
Nomura Research Institute Ltd.	587,370	14,101,328
NTT Data Corp.	934,600	14,496,930
Obic Co. Ltd.	102,500	16,433,482
Odakyu Electric Railway Co. Ltd.	217,900	2,864,811
Olympus Corp.	1,799,300	33,826,139
Omron Corp.	178,900	10,351,257
Ono Pharmaceutical Co. Ltd.	534,600	11,600,116
Open House Group Co. Ltd.	119,900	4,535,849
Oracle Corp. Japan	57,000	3,904,889
Oriental Land Co. Ltd./Japan	191,900	31,974,349
Otsuka Corp.	110,500	3,635,399
Otsuka Holdings Co. Ltd.	578,500	18,558,516
Pan Pacific International Holdings Corp.	562,900	10,409,779
Persol Holdings Co. Ltd.	263,700	5,781,757
Rakuten Group Inc.(b)	640,800	3,267,083
Recruit Holdings Co. Ltd.	2,130,300	68,511,003
Renesas Electronics Corp.(b)	1,725,500	17,748,666
Rohm Co. Ltd.	127,800	10,240,804
SCSK Corp.	232,400	3,785,195
Secom Co. Ltd.	157,700	9,395,098
Sekisui Chemical Co. Ltd.	549,300	7,694,751
Seven & i Holdings Co. Ltd.	1,115,100	52,647,102
SG Holdings Co. Ltd.	427,800	6,601,517
Shimadzu Corp.	349,900	10,752,798
Shimano Inc.	108,900	19,420,724
Shin-Etsu Chemical Co. Ltd.	554,300	81,716,576
Shionogi & Co. Ltd.	254,300	12,118,536
Shiseido Co. Ltd.	591,700	30,754,196
SMC Corp.	85,200	43,273,979
Sony Group Corp.	1,865,800	166,712,093
Square Enix Holdings Co. Ltd.	126,700	5,991,802
Subaru Corp.	318,200	5,228,546
Suntory Beverage & Food Ltd.	133,200	4,497,863
Sysmex Corp.	248,200	16,476,771
TDK Corp.	576,100	20,581,898
Terumo Corp.	955,700	27,820,764
TIS Inc.	330,300	9,524,317
Tobu Railway Co. Ltd.	140,600	3,298,912
Toho Co. Ltd./Tokyo	105,800	3,907,558
Tokio Marine Holdings Inc.	2,712,600	56,814,602

Security	Shares	Value

Japan (continued)
Tokyo Electron Ltd.	220,500	$77,070,075
Tokyu Corp.	393,300	5,057,595
Toshiba Corp.	577,600	19,838,625
TOTO Ltd.	103,900	4,037,855
Trend Micro Inc./Japan(b)	98,600	4,882,082
Unicharm Corp.	593,900	22,654,691
USS Co. Ltd.	198,700	3,268,250
Welcia Holdings Co. Ltd.	140,200	3,133,563
West Japan Railway Co.	114,400	4,790,900
Yakult Honsha Co. Ltd.	189,600	13,535,146
Yamaha Corp.	208,400	8,103,440
Yamato Holdings Co. Ltd.	424,800	7,432,699
Yaskawa Electric Corp.	235,000	9,185,936
Yokogawa Electric Corp.	221,300	3,885,935
Z Holdings Corp.	3,959,400	11,520,739
ZOZO Inc.	186,400	4,832,086

		2,386,684,678

Netherlands — 6.8%
Adyen NV(b)(c)	32,093	48,521,631
Akzo Nobel NV	269,118	20,045,245
ASM International NV	69,385	23,466,419
ASML Holding NV	601,133	397,738,231
Davide Campari-Milano NV	775,405	8,317,831
Heineken Holding NV	149,449	12,339,390
Heineken NV	383,898	38,366,343
IMCD NV	84,462	13,389,913
JDE Peet’s NV	97,278	2,915,707
Koninklijke DSM NV	168,143	21,623,524
Prosus NV	1,226,508	99,034,669
QIAGEN NV(b)	336,018	16,391,998
Universal Music Group NV	1,074,433	27,465,049
Wolters Kluwer NV	388,788	42,386,842

		772,002,792

New Zealand — 0.2%
Auckland International Airport Ltd.(b)	1,206,866	6,642,030
Fisher & Paykel Healthcare Corp. Ltd.	855,771	14,044,218
Meridian Energy Ltd.	959,073	3,314,753

		24,001,001

Norway — 0 2%
Adevinta ASA(b)	431,002	3,694,909
Gjensidige Forsikring ASA	104,544	1,879,016
Kongsberg Gruppen ASA	131,440	5,232,849
Mowi ASA	613,429	11,343,322
Salmar ASA	72,536	3,372,899

		25,522,995

Portugal — 0.1%
Jeronimo Martins SGPS SA	419,980	9,118,071

Singapore — 1.5%
Capitaland Investment Ltd/Singapore	3,856,900	11,684,904
DBS Group Holdings Ltd.	2,681,400	73,406,733
Genting Singapore Ltd.	4,495,800	3,404,934
Grab Holdings Ltd., Class A(a)(b)	1,924,060	7,292,187
Sea Ltd., ADR(a)(b)	535,216	34,494,671
Singapore Airlines Ltd.	1,986,700	8,983,589
Singapore Exchange Ltd.	745,200	5,248,829
Singapore Technologies Engineering Ltd.	2,326,300	6,540,489
Singapore Telecommunications Ltd.	8,002,800	15,326,653

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
UOL Group Ltd.	243,000	$1,296,543

		167,679,532

Spain — 1.4%
Acciona SA	36,687	7,157,635
Aena SME SA(b)(c)	72,235	10,853,234
Amadeus IT Group SA(b)	667,188	42,035,481
Cellnex Telecom SA(c)	805,019	31,547,072
Corp. ACCIONA Energias Renovables SA	97,924	4,004,514
EDP Renovaveis SA	213,878	4,652,078
Grifols SA(b)	442,927	5,863,489
Industria de Diseno Textil SA	1,615,500	50,437,215

		156,550,718

Sweden — 3.2%
Alfa Laval AB	428,342	13,460,916
Assa Abloy AB, Class B	1,479,807	34,858,704
Atlas Copco AB, Class A	2,583,995	30,661,843
Atlas Copco AB, Class B	2,312,125	24,387,382
Embracer Group AB(a)(b)	965,266	4,499,228
Epiroc AB, Class A	976,410	18,997,770
Epiroc AB, Class B	578,312	9,641,893
EQT AB	442,111	9,976,131
Essity AB, Class B	902,181	23,568,699
Evolution AB(c)	270,839	30,439,881
Fastighets AB Balder, Class B(b)	330,011	1,700,296
Getinge AB, Class B	339,519	7,648,540
Hexagon AB, Class B	2,882,919	33,048,346
Industrivarden AB, Class A	68,193	1,806,456
Industrivarden AB, Class C	228,630	6,023,180
Indutrade AB	405,260	8,999,698
Investment AB Latour, Class B	217,530	4,589,646
Investor AB, Class B	943,891	18,341,665
Kinnevik AB, Class B(b)	363,132	5,612,984
L E Lundbergforetagen AB, Class B	39,643	1,835,758
Lifco AB, Class B	347,805	6,389,295
Nibe Industrier AB, Class B	2,245,131	24,256,992
Sagax AB, Class B	283,560	7,053,554
Sandvik AB	1,026,055	21,206,131
Svenska Cellulosa AB SCA, Class B	323,133	4,487,133
Swedish Orphan Biovitrum AB(b)	253,202	5,646,547

		359,138,668

Switzerland — 14.2%
ABB Ltd., Registered	2,327,440	81,031,340
Alcon Inc.	739,995	55,838,914
Bachem Holding AG, Class A	49,818	4,405,597
Barry Callebaut AG, Registered	5,279	11,029,586
BKW AG	30,555	4,393,878
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,538	16,891,421
Chocoladefabriken Lindt & Spruengli AG, Registered	169	19,022,528
Cie. Financiere Richemont SA, Class A, Registered	772,893	119,147,025
Clariant AG, Registered	206,730	3,545,093
Coca-Cola HBC AG, Class DI	104,423	2,537,622
Credit Suisse Group AG, Registered	2,666,400	9,185,432
EMS-Chemie Holding AG, Registered	10,402	7,754,485
Geberit AG, Registered	53,137	30,234,014
Givaudan SA, Registered	13,662	44,295,345
Kuehne + Nagel International AG, Registered	80,059	19,090,594
Logitech International SA, Registered	256,499	15,009,491
Lonza Group AG, Registered	110,062	62,783,915

Security	Shares	Value

Switzerland (continued)
Nestle SA, Registered	4,070,888	$496,685,158
Partners Group Holding AG	21,825	20,478,320
Roche Holding AG, Bearer	39,521	14,466,299
Roche Holding AG, NVS	1,039,806	324,596,625
Schindler Holding AG, Participation Certificates, NVS	29,831	6,358,099
Schindler Holding AG, Registered	34,835	7,046,734
SGS SA, Registered	4,668	11,383,544
SIG Group AG	453,421	11,238,475
Sika AG, Registered	215,861	61,336,224
Sonova Holding AG, Registered	79,150	19,793,171
STMicroelectronics NV	1,012,192	47,662,410
Straumann Holding AG	164,434	21,530,493
Swiss Re AG	290,406	30,408,674
Temenos AG, Registered	94,719	6,761,101
VAT Group AG(c)	40,014	12,456,507

		1,598,398,114

United Kingdom — 10.5%
Ashtead Group PLC	652,375	42,971,141
Associated British Foods PLC	527,401	12,106,598
AstraZeneca PLC	2,291,446	300,207,967
Auto Trader Group PLC(c)	1,394,134	10,816,364
BAE Systems PLC	1,621,990	17,170,449
Bunzl PLC	324,585	11,915,904
Burberry Group PLC	580,170	17,672,505
CNH Industrial NV	1,508,960	26,695,543
Compass Group PLC	2,601,630	62,147,745
Croda International PLC	134,268	11,444,566
Diageo PLC	3,367,317	147,239,541
Entain PLC	871,650	16,073,821
Experian PLC	1,362,873	49,839,547
Halma PLC	562,042	14,963,820
Informa PLC	2,146,752	17,755,243
InterContinental Hotels Group PLC	272,414	18,911,948
Intertek Group PLC	238,936	12,842,100
JD Sports Fashion PLC	3,820,708	7,701,092
London Stock Exchange Group PLC	487,220	44,602,494
Melrose Industries PLC	5,997,763	10,575,059
NMC Health PLC, NVS(d)	50,450	1
Ocado Group PLC(b)	298,961	2,392,402
Reckitt Benckiser Group PLC	1,057,920	75,388,331
RELX PLC	2,838,042	84,315,112
Rentokil Initial PLC	3,697,605	22,420,160
Rolls-Royce Holdings PLC(b)	12,387,644	16,207,166
Sage Group PLC (The)	1,508,255	14,490,815
Segro PLC	1,163,495	11,976,540
Severn Trent PLC	130,202	4,531,145
Smiths Group PLC	187,763	4,008,178
Spirax-Sarco Engineering PLC	108,981	15,567,057
Standard Chartered PLC	1,295,487	10,881,590
Unilever PLC	1,318,860	67,128,728
Whitbread PLC	104,608	3,939,769

		1,186,900,441

Total Common Stocks — 99.3% (Cost: $10,433,338,034)		11,195,768,425

Preferred Stocks

Germany — 0.3%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	168,717	20,060,236

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	36,064	$16,171,533

		36,231,769

Total Preferred Stocks — 0.3% (Cost: $26,178,890)		36,231,769

Total Long-Term Investments — 99.6% (Cost: $10,459,516,924)		11,232,000,194

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	57,669,528	57,704,129
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	3,430,000	3,430,000

Total Short-Term Securities — 0.5% (Cost: $61,088,429)		61,134,129

Total Investments — 100.1% (Cost: $10,520,605,353)		11,293,134,323

Liabilities in Excess of Other Assets — (0.1)%		(12,762,520)

Net Assets — 100.0%		$11,280,371,803

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$30,380,895	$27,257,928	(a)	$—	$24,602	$40,704	$57,704,129	57,669,528	$224,769	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,190,000	1,240,000	(a)	—	—	—	3,430,000	3,430,000	51,440		2

					$24,602	$40,704	$61,134,129		$276,209		$2

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	110	03/09/23	$16,782	$469,067
Euro STOXX 50 Index	489	03/17/23	22,277	1,219,896
FTSE 100 Index	82	03/17/23	7,865	258,752

				$1,947,715

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,947,715	$—	$—	$—	$1,947,715

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$2,621,209	$—	$—	$—	$2,621,209

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,145,675	$—	$—	$—	$1,145,675

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$43,877,838

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$889,523,114	$—	$889,523,114
Austria	—	8,599,796	—	8,599,796
Belgium	—	88,349,390	—	88,349,390
Denmark	—	565,366,711	—	565,366,711
Finland	—	47,997,266	—	47,997,266
France	—	1,616,549,375	—	1,616,549,375
Germany	—	642,193,943	—	642,193,943
Hong Kong	4,520,635	354,831,566	—	359,352,201
Ireland	—	75,253,008	—	75,253,008
Israel	30,542,602	49,021,074	—	79,563,676
Italy	—	137,022,935	—	137,022,935
Japan	—	2,386,684,678	—	2,386,684,678
Netherlands	—	772,002,792	—	772,002,792
New Zealand	—	24,001,001	—	24,001,001
Norway	—	25,522,995	—	25,522,995
Portugal	—	9,118,071	—	9,118,071
Singapore	41,786,858	125,892,674	—	167,679,532
Spain	—	156,550,718	—	156,550,718

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Growth ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Sweden	$—	$359,138,668	$—	$359,138,668
Switzerland	—	1,598,398,114	—	1,598,398,114
United Kingdom	—	1,186,900,440	1	1,186,900,441
Preferred Stocks	—	36,231,769	—	36,231,769
Short-Term Securities
Money Market Funds	61,134,129	—	—	61,134,129

	$137,984,224	$11,155,150,098	$1	$11,293,134,323

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,947,715	$—	$1,947,715

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) January 31, 2023	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.4%
Australia & New Zealand Banking Group Ltd.	6,253,102	$111,282,641
BHP Group Ltd.	10,594,615	371,045,997
BlueScope Steel Ltd.	988,488	13,479,497
Commonwealth Bank of Australia	1,779,292	138,895,201
Fortescue Metals Group Ltd.	3,542,292	55,952,460
GPT Group (The)	4,023,454	13,042,169
Lendlease Corp. Ltd.	1,452,223	8,867,716
Macquarie Group Ltd.	766,598	102,271,020
Mirvac Group	8,289,522	13,392,621
Newcrest Mining Ltd.	1,868,061	29,681,798
Origin Energy Ltd.	3,611,037	19,173,052
Qantas Airways Ltd.(a)	691,060	3,119,326
Ramsay Health Care Ltd.	134,367	6,349,339
Rio Tinto Ltd.	776,358	69,668,236
Santos Ltd.	6,666,681	34,032,551
Scentre Group	10,874,711	23,596,016
Sonic Healthcare Ltd.	339,614	7,606,523
South32 Ltd.	9,664,268	31,011,947
Stockland	5,019,727	14,026,459
Suncorp Group Ltd.	2,646,451	23,525,208
Telstra Corp. Ltd.	4,227,147	12,217,226
Transurban Group	3,204,764	31,419,946
Vicinity Ltd.	8,061,767	11,794,690
Washington H Soul Pattinson & Co. Ltd.	451,548	9,196,642
Westpac Banking Corp.	7,322,229	123,202,861
Woodside Energy Group Ltd.	3,971,029	102,825,316

		1,380,676,458

Austria — 0.3%
Erste Group Bank AG	717,230	27,214,669
OMV AG	308,999	15,477,833
voestalpine AG	245,862	8,169,153

		50,861,655

Belgium — 1.2%
Ageas SA/NV	339,858	16,592,535
Anheuser-Busch InBev SA/NV	906,809	54,736,565
Argenx SE(a)	40,404	15,389,336
Groupe Bruxelles Lambert NV	208,493	17,835,578
KBC Group NV	522,281	38,683,929
Sofina SA	11,481	2,727,566
Solvay SA	155,890	18,166,094
UCB SA	133,067	10,925,413
Umicore SA	283,836	10,730,272
Warehouses De Pauw CVA	336,744	10,678,786

		196,466,074

Denmark — 0.6%
AP Moller - Maersk A/S, Class A	3,202	6,823,300
AP Moller - Maersk A/S, Class B, NVS	10,491	22,820,984
Danske Bank A/S	1,439,140	29,982,419
Orsted A/S(b)	258,489	23,018,958
Pandora A/S	193,017	16,072,701
Rockwool A/S, Class B	18,554	5,319,657

		104,038,019

Finland — 1.5%
Elisa OYJ	192,798	10,984,304
Fortum OYJ	949,879	14,278,812
Kesko OYJ, Class B	581,030	13,534,210
Kone OYJ, Class B	462,049	25,198,341

Security	Shares	Value

Finland (continued)
Nokia OYJ	11,302,519	$53,591,073
Orion OYJ, Class B	112,116	6,006,573
Sampo OYJ, Class A	1,003,356	52,675,662
Stora Enso OYJ, Class R	1,155,544	16,518,929
UPM-Kymmene OYJ	1,111,272	40,279,403
Wartsila OYJ Abp	989,061	9,406,966

		242,474,273

France — 9.6%
Accor SA(a)	126,498	4,105,868
Alstom SA	670,384	19,933,979
Amundi SA(b)	128,047	8,383,234
ArcelorMittal SA	1,101,819	34,181,647
Arkema SA	125,121	12,660,711
AXA SA	3,909,052	121,958,597
BNP Paribas SA	2,323,324	159,570,266
Bollore SE	1,868,210	10,453,333
Bouygues SA(c)	478,470	15,762,686
Carrefour SA	619,954	11,792,124
Cie. de Saint-Gobain	1,032,060	59,272,408
Cie. Generale des Etablissements Michelin SCA	1,418,827	44,863,035
Covivio	99,496	6,829,839
Credit Agricole SA	2,523,751	30,389,078
Danone SA	1,342,670	73,631,021
Dassault Aviation SA	18,659	3,186,272
Eiffage SA	86,921	9,284,081
Electricite de France SA	426,739	5,605,240
Engie SA	3,820,668	54,252,965
EssilorLuxottica SA	304,213	55,816,799
Eurazeo SE	91,663	6,429,900
Eurofins Scientific SE	143,307	10,279,378
Euronext NV(b)	180,025	14,587,766
Gecina SA	95,924	11,362,164
Getlink SE	458,731	7,758,869
Ipsen SA	28,096	2,951,063
Klepierre SA	449,056	11,397,198
Orange SA	4,154,384	43,964,810
Publicis Groupe SA	477,813	33,704,751
Renault SA(a)	404,124	16,431,457
Sanofi	2,385,716	233,619,866
SEB SA	52,251	5,464,200
Societe Generale SA	1,685,850	50,181,973
TotalEnergies SE	5,203,748	321,699,636
Ubisoft Entertainment SA(a)	67,977	1,407,569
Unibail-Rodamco-Westfield(a)	247,255	16,001,177
Veolia Environnement SA	1,387,436	41,182,504
Vivendi SE	1,513,192	16,251,337

		1,586,608,801

Germany — 9.9%
Allianz SE, Registered	854,245	204,261,784
Aroundtown SA(c)	2,098,472	5,842,567
BASF SE(c)	1,920,899	110,135,554
Bayer AG, Registered	2,051,282	127,681,915
Bayerische Motoren Werke AG	692,454	70,536,575
Commerzbank AG(a)	2,229,672	25,488,345
Continental AG	230,315	16,171,616
Covestro AG(b)	405,176	18,656,125
Daimler Truck Holding AG(a)	945,141	31,760,158
Deutsche Bank AG, Registered	4,323,324	57,697,882
Deutsche Lufthansa AG, Registered(a)	1,262,069	13,371,255

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Post AG, Registered	2,073,086	$89,260,227
E.ON SE	4,700,284	51,246,773
Evonik Industries AG	437,909	9,734,078
Fresenius Medical Care AG & Co. KGaA	431,905	16,220,049
Fresenius SE & Co. KGaA	883,462	25,603,485
GEA Group AG	112,835	5,091,104
Hannover Rueck SE	62,964	12,786,004
HeidelbergCement AG	304,773	20,912,734
Henkel AG & Co. KGaA	216,327	14,454,592
Knorr-Bremse AG	153,154	10,066,508
LEG Immobilien SE	154,777	12,099,550
Mercedes-Benz Group AG	1,678,087	124,869,855
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	102,390	36,984,019
RWE AG	871,916	38,816,718
SAP SE	1,419,529	168,270,913
Siemens AG, Registered	1,599,915	249,915,160
Telefonica Deutschland Holding AG	2,190,199	6,450,950
United Internet AG, Registered	200,663	4,658,662
Volkswagen AG	61,489	10,763,042
Vonovia SE	1,497,991	42,315,106

		1,632,123,305

Hong Kong — 2.6%
BOC Hong Kong Holdings Ltd.	7,739,000	27,046,931
CK Asset Holdings Ltd.	4,171,500	26,670,523
CK Hutchison Holdings Ltd.	5,584,500	35,539,485
CK Infrastructure Holdings Ltd.	1,335,000	7,427,342
CLP Holdings Ltd.	3,446,500	25,607,251
Hang Lung Properties Ltd.	4,224,088	7,964,708
Hang Seng Bank Ltd.	1,599,400	26,635,149
Henderson Land Development Co. Ltd.	3,043,794	11,243,760
HK Electric Investments & HK Electric Investments Ltd., Class SS(c)	5,586,000	3,861,226
HKT Trust & HKT Ltd., Class SS	7,915,000	10,370,043
Hong Kong & China Gas Co. Ltd.(c)	23,493,650	23,588,090
Hongkong Land Holdings Ltd.	2,347,500	11,476,395
Jardine Matheson Holdings Ltd.	334,600	17,785,854
Link REIT	4,416,800	35,353,658
MTR Corp. Ltd.(c)	3,256,000	17,424,507
New World Development Co. Ltd.	3,158,250	9,439,701
Power Assets Holdings Ltd.	2,913,500	16,485,070
Sands China Ltd.(a)	1,770,800	6,640,651
Sino Land Co. Ltd.	7,296,000	9,480,986
SITC International Holdings Co. Ltd.	2,836,000	6,195,524
Sun Hung Kai Properties Ltd.	3,020,000	42,828,493
Swire Pacific Ltd., Class A	1,047,000	9,594,592
Swire Properties Ltd.	2,428,600	6,825,717
WH Group Ltd.(b)	8,785,500	5,410,677
Wharf Real Estate Investment Co. Ltd.(c)	3,498,419	20,027,270
Xinyi Glass Holdings Ltd.	3,819,000	8,131,135

		429,054,738

Ireland — 0.8%
AIB Group PLC	2,254,806	9,471,516
Bank of Ireland Group PLC	2,231,308	23,838,946
CRH PLC	1,578,997	73,774,760
Smurfit Kappa Group PLC	521,275	21,885,486

		128,970,708

Israel — 0.7%
Azrieli Group Ltd.	89,012	5,733,494

Security	Shares	Value

Israel (continued)
Bank Hapoalim BM	2,647,542	$23,829,348
Bank Leumi Le-Israel BM	3,218,326	28,441,575
CyberArk Software Ltd.(a)	42,968	6,053,332
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	2,595,324	13,274,340
Mizrahi Tefahot Bank Ltd.	209,686	6,926,069
Teva Pharmaceutical Industries Ltd., ADR(a)	2,336,907	24,631,000
ZIM Integrated Shipping Services Ltd.	179,477	3,401,089

		112,290,251

Italy — 3.3%
Assicurazioni Generali SpA	2,313,067	45,154,094
Enel SpA	17,081,455	100,577,661
Eni SpA	5,211,602	80,197,314
Intesa Sanpaolo SpA	34,882,371	91,715,164
Mediobanca Banca di Credito Finanziario SpA	1,270,821	13,661,259
Poste Italiane SpA(b)	1,101,677	11,770,345
Snam SpA	4,242,434	21,608,964
Stellantis NV	4,602,556	72,356,734
Telecom Italia SpA/Milano(a)(c)	13,624,039	3,922,468
Tenaris SA	345,168	6,116,634
Terna - Rete Elettrica Nazionale	2,963,747	23,448,752
UniCredit SpA	4,017,789	78,471,988

		549,001,377

Japan — 21.7%
AGC Inc.	404,500	14,904,129
Aisin Corp.	308,900	9,012,314
ANA Holdings Inc.(a)	165,200	3,656,330
Asahi Group Holdings Ltd.	954,300	31,513,125
Asahi Kasei Corp.	2,627,000	19,906,437
Astellas Pharma Inc.	2,495,700	36,737,030
Bridgestone Corp.	1,194,100	44,579,563
Brother Industries Ltd.	492,300	7,646,539
Canon Inc.	2,088,600	46,350,927
Central Japan Railway Co.	301,600	36,787,586
Chiba Bank Ltd. (The)	1,113,800	8,427,460
Chubu Electric Power Co. Inc.	1,351,000	14,551,717
Concordia Financial Group Ltd.	2,279,600	10,017,388
Dai Nippon Printing Co. Ltd.	463,600	10,945,429
Dai-ichi Life Holdings Inc.	2,050,300	48,105,705
Daito Trust Construction Co. Ltd.	130,100	12,856,293
Daiwa House Industry Co. Ltd.	1,254,200	30,119,629
Daiwa House REIT Investment Corp.	4,599	10,006,200
Daiwa Securities Group Inc.	2,799,300	13,210,170
Dentsu Group Inc.	452,700	14,580,958
East Japan Railway Co.	411,000	22,916,623
Eisai Co. Ltd.	264,200	16,346,040
ENEOS Holdings Inc.	6,390,850	22,880,498
FANUC Corp.	140,800	24,877,889
Fuji Electric Co. Ltd.	172,800	6,994,597
FUJIFILM Holdings Corp.	753,400	39,870,786
GLP J-REIT	4,426	5,008,287
Hakuhodo DY Holdings Inc.	492,700	5,324,777
Hankyu Hanshin Holdings Inc.	310,200	9,219,898
Hitachi Construction Machinery Co. Ltd.	224,300	5,289,738
Hitachi Ltd.	2,025,700	106,232,666
Honda Motor Co. Ltd.	3,409,600	84,341,609
Hoshizaki Corp.	114,700	4,123,036
Hulic Co. Ltd.	806,700	6,630,902
Idemitsu Kosan Co. Ltd.	433,283	10,832,408

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Iida Group Holdings Co. Ltd.	300,800	$5,014,474
Inpex Corp.	2,165,700	23,798,095
Isuzu Motors Ltd.	1,222,300	15,456,399
Ito En Ltd.	57,100	2,037,314
ITOCHU Corp.	1,239,000	40,046,732
Japan Airlines Co. Ltd.(a)	150,500	3,191,739
Japan Metropolitan Fund Invest	14,567	11,261,515
Japan Post Bank Co. Ltd.	867,300	7,705,851
Japan Post Holdings Co. Ltd.	4,964,400	43,584,742
Japan Post Insurance Co. Ltd.	417,900	7,455,319
Japan Real Estate Investment Corp.	2,619	11,228,936
Japan Tobacco Inc.	2,509,700	51,177,565
JFE Holdings Inc.	1,025,400	13,520,564
Kajima Corp.	874,700	10,742,432
Kansai Electric Power Co. Inc. (The)	1,477,600	14,210,217
Kao Corp.	498,500	20,150,285
KDDI Corp.	3,373,300	105,393,471
Keio Corp.	109,200	4,008,129
Keisei Electric Railway Co. Ltd.	96,200	2,806,055
Kintetsu Group Holdings Co. Ltd.	234,300	7,629,974
Komatsu Ltd.	1,931,600	47,468,027
Kubota Corp.	1,386,800	20,841,230
Kyocera Corp.	671,300	34,834,697
Lixil Corp.	603,400	10,416,964
Makita Corp.	306,800	8,172,179
Marubeni Corp.	3,224,600	39,561,250
Mazda Motor Corp.	1,189,400	9,467,608
MEIJI Holdings Co. Ltd.	232,300	11,980,333
Mitsubishi Chemical Group Corp.	2,682,000	15,049,896
Mitsubishi Corp.	2,641,100	88,439,748
Mitsubishi Electric Corp.	4,030,900	44,423,546
Mitsubishi Estate Co. Ltd.	2,473,900	31,797,328
Mitsubishi HC Capital Inc.	1,387,400	7,081,493
Mitsubishi Heavy Industries Ltd.	668,100	26,196,173
Mitsubishi UFJ Financial Group Inc.	25,000,100	183,122,752
Mitsui & Co. Ltd.	2,997,400	88,431,488
Mitsui Chemicals Inc.	384,900	9,059,976
Mitsui OSK Lines Ltd.	720,600	17,884,365
Mizuho Financial Group Inc.	5,045,020	78,805,480
MS&AD Insurance Group Holdings Inc.	929,708	29,819,188
NGK Insulators Ltd.	496,800	6,876,351
Nippon Building Fund Inc.	3,197	13,972,050
Nippon Express Holdings Inc.	161,400	9,366,480
Nippon Prologis REIT Inc.	2,906	6,594,123
Nippon Steel Corp.	1,684,900	35,070,724
Nippon Yusen KK	1,013,600	24,112,380
Nissan Motor Co. Ltd.	4,862,800	17,471,745
Nisshin Seifun Group Inc.	417,830	5,233,525
Nitori Holdings Co. Ltd.	58,600	7,756,044
Nomura Holdings Inc.	6,086,700	24,290,985
Nomura Real Estate Holdings Inc.	249,400	5,496,887
Nomura Real Estate Master Fund Inc.	8,837	10,334,561
Obayashi Corp.	1,346,100	10,441,324
Odakyu Electric Railway Co. Ltd.	313,600	4,123,014
Oji Holdings Corp.	1,708,400	7,060,388
Omron Corp.	138,300	8,002,118
Oriental Land Co. Ltd./Japan	146,700	24,443,132
ORIX Corp.	2,493,000	43,834,371
Osaka Gas Co. Ltd.	785,100	12,669,067
Otsuka Corp.	83,400	2,743,821

Security	Shares	Value

Japan (continued)
Panasonic Holdings Corp.	4,611,800	$42,766,921
Rakuten Group Inc.(a)	915,500	4,667,626
Resona Holdings Inc.	4,519,800	25,011,324
Ricoh Co. Ltd.	1,198,100	9,300,391
SBI Holdings Inc.	513,800	10,892,196
Secom Co. Ltd.	220,400	13,130,498
Seiko Epson Corp.	589,600	9,143,515
Sekisui House Ltd.	1,288,800	24,357,366
Sharp Corp./Japan	473,800	3,938,257
Shimizu Corp.	1,145,100	6,419,080
Shionogi & Co. Ltd.	194,600	9,273,563
Shizuoka Financial Group Inc., NVS	935,900	7,928,602
SoftBank Corp.	6,007,100	68,733,796
SoftBank Group Corp.	2,522,400	119,415,596
Sompo Holdings Inc.	654,200	28,162,582
Subaru Corp.	835,100	13,722,059
SUMCO Corp.	730,100	10,817,721
Sumitomo Chemical Co. Ltd.	3,104,300	11,916,264
Sumitomo Corp.	2,355,800	42,286,443
Sumitomo Electric Industries Ltd.	1,497,100	17,989,393
Sumitomo Metal Mining Co. Ltd.	518,200	21,040,593
Sumitomo Mitsui Financial Group Inc.	2,731,300	118,705,204
Sumitomo Mitsui Trust Holdings Inc.	705,005	25,682,369
Sumitomo Realty & Development Co. Ltd.	648,800	15,815,880
Suntory Beverage & Food Ltd.	103,500	3,494,961
Suzuki Motor Corp.	769,000	28,831,490
T&D Holdings Inc.	1,115,400	17,853,369
Taisei Corp.	377,500	13,032,043
Takeda Pharmaceutical Co. Ltd.	3,143,700	98,829,654
Tobu Railway Co. Ltd.	200,700	4,709,044
Toho Co. Ltd./Tokyo	82,400	3,043,316
Tokyo Electric Power Co. Holdings Inc.(a)	3,229,100	12,092,300
Tokyo Gas Co. Ltd.	823,100	17,235,463
Tokyu Corp.	553,700	7,120,239
Toppan Inc.	548,300	8,834,304
Toray Industries Inc.	2,905,000	17,848,459
Tosoh Corp.	545,800	7,140,925
TOTO Ltd.	149,900	5,825,548
Toyota Industries Corp.	307,800	18,736,592
Toyota Motor Corp.	22,178,680	325,709,723
Toyota Tsusho Corp.	446,000	18,884,599
Trend Micro Inc./Japan(a)	140,900	6,976,525
USS Co. Ltd.	148,600	2,444,197
West Japan Railway Co.	298,200	12,488,168
Yamaha Motor Co. Ltd.	624,000	15,369,546
Yaskawa Electric Corp.	175,100	6,844,499
Yokogawa Electric Corp.	169,100	2,969,325

		3,595,402,830

Netherlands — 2.3%
ABN AMRO Bank NV, CVA(b)	847,019	14,058,438
Aegon NV	3,746,942	20,667,348
AerCap Holdings NV(a)	283,295	17,907,077
EXOR NV, NVS(a)	228,574	18,169,032
ING Groep NV(a)	7,865,945	113,900,934
JDE Peet’s NV	74,929	2,245,842
Just Eat Takeaway.com NV(a)(b)	383,317	9,833,450
Koninklijke Ahold Delhaize NV	2,187,020	65,275,905
Koninklijke DSM NV	128,306	16,500,407
Koninklijke KPN NV	6,908,553	23,619,259
Koninklijke Philips NV	1,861,376	32,137,495

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
NN Group NV	582,054	$25,289,126
OCI NV	219,708	7,478,960
Randstad NV	251,668	16,131,501

		383,214,774

New Zealand — 0.2%
Auckland International Airport Ltd.(a)	912,482	5,021,877
Mercury NZ Ltd.	1,460,697	5,674,732
Meridian Energy Ltd.	1,376,123	4,756,163
Spark New Zealand Ltd.	3,931,271	13,255,204

		28,707,976

Norway — 1.1%
Aker BP ASA	662,088	20,168,349
DNB Bank ASA	1,936,023	36,202,790
Equinor ASA	1,992,346	60,720,016
Gjensidige Forsikring ASA	272,596	4,899,490
Norsk Hydro ASA	2,818,027	22,848,134
Orkla ASA	1,573,501	11,747,313
Salmar ASA	48,678	2,263,510
Telenor ASA	1,466,722	15,354,541
Yara International ASA	348,281	15,474,571

		189,678,714

Portugal — 0.3%
EDP - Energias de Portugal SA	5,835,333	28,991,437
Galp Energia SGPS SA	1,051,075	14,387,161

		43,378,598

Singapore — 1.5%
CapitaLand Ascendas REIT	7,073,400	15,565,938
CapitaLand Integrated Commercial Trust	11,127,204	18,205,590
City Developments Ltd.	862,500	5,474,139
Genting Singapore Ltd.	6,434,400	4,873,150
Jardine Cycle & Carriage Ltd.	210,400	4,664,489
Keppel Corp. Ltd.	3,067,500	17,710,696
Mapletree Logistics Trust(c)	7,021,400	9,077,209
Mapletree Pan Asia Commercial Trust	4,904,400	6,824,093
Oversea-Chinese Banking Corp. Ltd.(c)	7,081,600	69,968,671
Singapore Telecommunications Ltd.	6,025,600	11,539,996
United Overseas Bank Ltd.	2,468,100	56,101,463
UOL Group Ltd.	621,400	3,315,521
Venture Corp. Ltd.	578,100	8,163,553
Wilmar International Ltd.	4,044,200	12,573,500

		244,058,008

Spain — 3.6%
ACS Actividades de Construccion y Servicios SA	477,321	14,125,702
Aena SME SA(a)(b)	61,854	9,293,500
Banco Bilbao Vizcaya Argentaria SA	12,776,668	90,251,473
Banco Santander SA	35,123,671	122,755,099
CaixaBank SA	9,461,326	41,979,519
EDP Renovaveis SA	301,898	6,566,608
Enagas SA	186,158	3,338,053
Endesa SA	701,566	13,986,924
Ferrovial SA	1,058,364	31,230,471
Iberdrola SA	12,694,555	148,929,539
Iberdrola SA, NVS	210,559	2,459,631
Naturgy Energy Group SA	329,244	9,338,088
Red Electrica Corp. SA	396,106	7,010,638
Repsol SA	2,948,200	48,429,594
Telefonica SA	11,047,400	41,969,301

		591,664,140

Security	Shares	Value

Sweden — 3.4%
Atlas Copco AB, Class A	1,959,859	$23,255,807
Boliden AB	572,850	25,707,777
Electrolux AB, Class B(c)	464,945	6,585,410
Fastighets AB Balder, Class B(a)	872,669	4,496,202
H & M Hennes & Mauritz AB, Class B(c)	1,536,724	18,926,730
Holmen AB, Class B	198,043	8,168,396
Husqvarna AB, Class B	880,336	7,489,798
Industrivarden AB, Class A	178,174	4,719,889
Investor AB, Class A	1,039,657	20,750,084
Investor AB, Class B	2,474,252	48,079,600
L E Lundbergforetagen AB, Class B	103,845	4,808,774
Nordea Bank Abp	7,031,235	82,197,836
Sandvik AB	783,558	16,194,291
Securitas AB, Class B	1,029,298	9,421,736
Skandinaviska Enskilda Banken AB, Class A	3,379,536	40,912,017
Skanska AB, Class B	705,484	12,451,861
SKF AB, Class B	805,081	14,248,561
Svenska Cellulosa AB SCA, Class B	823,816	11,439,785
Svenska Handelsbanken AB, Class A	3,045,549	31,759,035
Swedbank AB, Class A	1,890,908	36,374,290
Tele2 AB, Class B	1,192,225	10,296,684
Telefonaktiebolaget LM Ericsson, Class B	6,104,304	35,407,774
Telia Co. AB	5,577,452	14,404,553
Volvo AB, Class A	417,493	8,672,885
Volvo AB, Class B	3,155,996	62,626,022
Volvo Car AB, Class B(a)(c)	1,242,514	6,199,520

		565,595,317

Switzerland — 6.4%
Adecco Group AG, Registered	336,009	12,479,610
Baloise Holding AG, Registered	95,974	15,785,120
Banque Cantonale Vaudoise, Registered	62,803	5,969,869
Clariant AG, Registered	160,479	2,751,961
Coca-Cola HBC AG, Class DI	275,207	6,687,907
Credit Suisse Group AG, Registered	3,783,820	13,034,811
Holcim AG	1,159,334	69,310,443
Julius Baer Group Ltd.	445,746	28,592,072
Novartis AG, Registered	4,524,410	409,047,544
Partners Group Holding AG	16,672	15,643,279
Schindler Holding AG, Participation Certificates, NVS	42,675	9,095,635
SGS SA, Registered	6,719	16,385,182
Siemens Energy AG(a)	917,351	19,180,716
Swatch Group AG (The), Bearer	60,322	21,840,698
Swatch Group AG (The), Registered	108,953	7,159,045
Swiss Life Holding AG, Registered	64,317	38,065,866
Swiss Prime Site AG, Registered	160,922	14,339,476
Swiss Re AG	221,431	23,186,239
Swisscom AG, Registered	53,967	31,886,702
UBS Group AG, Registered	7,002,824	149,477,898
Zurich Insurance Group AG	314,671	155,613,774

		1,065,533,847

United Kingdom — 19.5%
3i Group PLC	2,035,494	39,711,936
abrdn PLC	4,503,510	11,861,497
Admiral Group PLC	379,903	10,327,783
Anglo American PLC	2,657,529	114,620,226
Antofagasta PLC	828,371	17,798,831
Aviva PLC	5,861,679	33,058,977
BAE Systems PLC	4,248,369	44,973,399
Barclays PLC	33,562,903	77,154,097

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Barratt Developments PLC	2,148,280	$12,210,235
Berkeley Group Holdings PLC	228,086	11,679,748
BP PLC	39,351,270	237,691,414
British American Tobacco PLC	4,462,577	171,067,518
British Land Co. PLC (The)	1,838,445	10,061,574
BT Group PLC	14,515,434	22,363,832
Bunzl PLC	251,303	9,225,634
Coca-Cola Europacific Partners PLC	430,375	24,195,682
Croda International PLC	101,877	8,683,663
DCC PLC	207,394	11,812,727
Glencore PLC	20,431,953	136,830,373
GSK PLC	8,506,428	149,415,535
Haleon PLC(a)	10,609,156	42,514,918
Hargreaves Lansdown PLC	742,906	8,178,816
Hikma Pharmaceuticals PLC	351,166	7,428,601
HSBC Holdings PLC	41,760,990	307,709,417
Imperial Brands PLC	1,890,044	47,414,063
J Sainsbury PLC	3,703,630	12,011,167
Johnson Matthey PLC	382,461	10,683,193
Kingfisher PLC	4,137,848	14,275,234
Land Securities Group PLC	1,480,097	12,966,843
Legal & General Group PLC	12,491,276	39,309,276
Lloyds Banking Group PLC	142,636,535	92,827,197
M&G PLC	5,245,537	13,099,780
Mondi PLC	1,021,937	19,271,527
National Grid PLC	7,654,635	97,312,563
NatWest Group PLC, NVS	11,114,835	42,403,724
Next PLC	270,929	22,182,084
Ocado Group PLC(a)(c)	787,245	6,299,840
Pearson PLC	1,392,046	15,875,141
Persimmon PLC	671,051	11,720,106
Phoenix Group Holdings PLC	1,566,568	12,416,426
Prudential PLC	5,749,894	95,534,784
Rio Tinto PLC	2,351,653	184,137,313
Schroders PLC	1,527,154	9,031,263
Segro PLC	890,748	9,168,994
Severn Trent PLC	344,323	11,982,745
Shell PLC	15,192,618	446,021,205
Smith & Nephew PLC	1,814,840	25,063,546
Smiths Group PLC	491,774	10,497,904
SSE PLC	2,242,596	47,867,472
St. James’s Place PLC	1,142,491	17,324,428
Standard Chartered PLC	3,393,183	28,501,425
Taylor Wimpey PLC	7,374,225	10,699,417
Tesco PLC	15,560,545	47,294,404
Unilever PLC	3,460,125	176,117,094
United Utilities Group PLC	1,435,317	18,781,217
Vodafone Group PLC	55,240,321	63,736,988
Whitbread PLC	275,459	10,374,395
WPP PLC	2,279,194	26,629,498

		3,229,408,689

Total Common Stocks — 98.9% (Cost: $15,911,249,666)		16,349,208,552

Security	Shares	Value

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	123,737	$11,722,700
Henkel AG & Co. KGaA, Preference Shares, NVS	371,639	26,497,962
Porsche Automobil Holding SE, Preference Shares, NVS	322,198	19,266,369
Volkswagen AG, Preference Shares, NVS	388,305	53,854,279

		111,341,310

Total Preferred Stocks — 0.6% (Cost: $146,507,577)		111,341,310

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/17/23)(a)	477,321	242,180

Total Rights — 0.0% (Cost: $245,247)		242,180

Total Long-Term Investments — 99.5% (Cost: $16,058,002,490)		16,460,792,042

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f)	59,580,597	59,616,346
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(d)(e)	4,080,000	4,080,000

Total Short-Term Securities — 0.4% (Cost: $63,659,778)		63,696,346

Total Investments — 99.9% (Cost: $16,121,662,268)		16,524,488,388

Other Assets Less Liabilities — 0.1%		10,888,554

Net Assets — 100.0%		$16,535,376,942

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$57,872,151	$1,715,920	(a)	$—	$(1,327)	$29,602	$59,616,346	59,580,597	$242,067	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,960,000	120,000	(a)	—	—	—	4,080,000	4,080,000	145,284		3

					$(1,327)	$29,602	$63,696,346		$387,351		$3

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	103	03/09/23	$15,714	$474,999
Euro STOXX 50 Index	560	03/17/23	25,512	1,725,834
FTSE 100 Index	286	03/17/23	27,430	1,057,324

				$3,258,157

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$3,258,157	$—	$—	$—	$3,258,157

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$5,803,866	$—	$—	$—	$5,803,866

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$467,446	$—	$—	$—	$467,446

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Value ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$85,065,470

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$1,380,676,458	$—	$1,380,676,458
Austria	—	50,861,655	—	50,861,655
Belgium	—	196,466,074	—	196,466,074
Denmark	—	104,038,019	—	104,038,019
Finland	—	242,474,273	—	242,474,273
France	—	1,586,608,801	—	1,586,608,801
Germany	—	1,632,123,305	—	1,632,123,305
Hong Kong	—	429,054,738	—	429,054,738
Ireland	—	128,970,708	—	128,970,708
Israel	34,085,421	78,204,830	—	112,290,251
Italy	—	549,001,377	—	549,001,377
Japan	—	3,595,402,830	—	3,595,402,830
Netherlands	17,907,077	365,307,697	—	383,214,774
New Zealand	—	28,707,976	—	28,707,976
Norway	—	189,678,714	—	189,678,714
Portugal	—	43,378,598	—	43,378,598
Singapore	—	244,058,008	—	244,058,008
Spain	—	591,664,140	—	591,664,140
Sweden	—	565,595,317	—	565,595,317
Switzerland	—	1,065,533,847	—	1,065,533,847
United Kingdom	24,195,682	3,205,213,007	—	3,229,408,689
Preferred Stocks	—	111,341,310	—	111,341,310
Rights	242,180	—	—	242,180
Short-Term Securities
Money Market Funds	63,696,346	—	—	63,696,346

	$140,126,706	$16,384,361,682	$—	$16,524,488,388

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$3,258,157	$—	$3,258,157

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2023

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$11,232,000,194	$16,460,792,042
Investments, at value — affiliated(c)	61,134,129	63,696,346
Cash	7,213	1,676
Foreign currency collateral pledged for futures contracts(d)	3,371,635	4,779,101
Foreign currency, at value(e)	26,723,644	28,607,188
Receivables:
Securities lending income — affiliated	31,739	27,682
Capital shares sold	34,123	—
Dividends — unaffiliated	3,887,056	15,690,203
Dividends — affiliated	9,397	22,115
Tax reclaims	14,259,002	25,631,011
Variation margin on futures contracts	183,387	240,221

Total assets	11,341,641,519	16,599,487,585

LIABILITIES
Collateral on securities loaned, at value	57,686,337	59,603,409
Payables:
Investments purchased	34,120	—
Investment advisory fees	3,265,326	4,507,234
Professional fees	283,933	—

Total liabilities	61,269,716	64,110,643

NET ASSETS	$11,280,371,803	$16,535,376,942

NET ASSETS CONSIST OF
Paid-in capital	$11,397,363,687	$17,313,812,569
Accumulated loss	(116,991,884)	(778,435,627)

NET ASSETS	$11,280,371,803	$16,535,376,942

NET ASSETVALUE
Shares outstanding	123,200,000	333,600,000

Net asset value	$91.56	$49.57

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$10,459,516,924	$16,058,002,490
(b) Securities loaned, at value	$49,672,445	$55,835,569
(c) Investments, at cost — affiliated	$61,088,429	$63,659,778
(d) Foreign currency collateral pledged, at cost	$3,239,864	$4,725,577
(e) Foreign currency, at cost	$26,335,108	$28,400,701

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Operations (unaudited)

Six Months Ended January 31, 2023

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$59,412,498	$239,930,767
Dividends — affiliated	51,440	145,284
Interest — unaffiliated	—	7,472
Securities lending income — affiliated — net	224,769	242,067
Other income — unaffiliated	688,968	—
Foreign taxes withheld	(4,250,264)	(13,625,012)
Foreign withholding tax claims	2,517,964	—
IRS compliance fee for foreign withholding tax claims	(49)	—

Total investment income	58,645,326	226,700,578

EXPENSES
Investment advisory	17,841,731	24,651,556
Professional	320,698	—

Total expenses	18,162,429	24,651,556

Net investment income	40,482,897	202,049,022

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(205,194,321)	(59,716,834)
Investments — affiliated	24,602	(1,327)
Capital gain distributions from underlying funds — affiliated	2	3
Foreign currency transactions	951,220	(181,909)
Futures contracts	2,621,209	5,803,866
In-kind redemptions — unaffiliated(a)	35,242,801	92,959,237

	(166,354,487)	38,863,036

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	684,099,053	1,762,471,413
Investments — affiliated	40,704	29,602
Foreign currency translations	1,121,422	1,562,603
Futures contracts	1,145,675	467,446

	686,406,854	1,764,531,064

Net realized and unrealized gain	520,052,367	1,803,394,100

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$560,535,264	$2,005,443,122

(a) See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI EAFE Growth ETF		iShares MSCI EAFE Value ETF

	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$40,482,897	$131,085,291	$202,049,022	$638,908,964
Net realized gain (loss)	(166,354,487)	465,077,162	38,863,036	(157,544,110)
Net change in unrealized appreciation (depreciation)	686,406,854	(2,957,163,351)	1,764,531,064	(2,039,523,842)

Net increase (decrease) in net assets resulting from operations	560,535,264	(2,361,000,898)	2,005,443,122	(1,558,158,988)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(20,790,313)	(185,249,184)	(176,561,446)	(793,319,046)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	605,008,913	566,537,999	433,181,815	2,190,485,100

NET ASSETS
Total increase (decrease) in net assets	1,144,753,864	(1,979,712,083)	2,262,063,491	(160,992,934)
Beginning of period	10,135,617,939	12,115,330,022	14,273,313,451	14,434,306,385

End of period	$11,280,371,803	$10,135,617,939	$16,535,376,942	$14,273,313,451

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$86.78		$108.95		$86.52	$80.40	$80.65	$75.38

Net investment income(a)	0.34	(b)	1.19	(b)	1.15	1.06	1.42	1.41
Net realized and unrealized gain (loss)(c)	4.62		(21.67)		22.53	6.06	(0.29)	5.19

Net increase (decrease) from investment operations	4.96		(20.48)		23.68	7.12	1.13	6.60

Distributions from net investment income(d)	(0.18)		(1.69)		(1.25)	(1.00)	(1.38)	(1.33)

Net asset value, end of period	$91.56		$86.78		$108.95	$86.52	$80.40	$80.65

Total Return(e)
Based on net asset value	5.73	%(b)(f)	(18.92	)%(b)	27.42%	8.91%	1.52%	8.79%

Ratios to Average Net Assets(g)
Total expenses	0.37	%(h)	0.36%		0.36%	0.39%	0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	0.36	%(h)	0.36%		0.36%	N/A	0.40%	N/A

Net investment income	0.83	%(b)(h)	1.19	%(b)	1.15%	1.31%	1.86%	1.77%

Supplemental Data
Net assets, end of period (000)	$11,280,372		$10,135,618		$12,115,330	$7,994,330	$3,955,693	$3,516,376

Portfolio turnover rate(i)	10%		25%		24%	33%	22%	22%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2023 and year ended July 31, 2022:

• Net investment income per share by $0.02 and $0.01.
• Total return by 0.02% and 0.01%.
• Ratio of net investment income to average net assets by 0.04% and 0.01%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$44.33		$51.48		$39.94	$47.08	$52.87	$53.18

Net investment income(a)	0.61		2.06	(b)	1.67	1.48	2.03	2.05
Net realized and unrealized gain (loss)(c)	5.17		(6.66)		11.39	(7.18)	(5.81)	(0.15)

Net increase (decrease) from investment operations	5.78		(4.60)		13.06	(5.70)	(3.78)	1.90

Distributions from net investment income(d)	(0.54)		(2.55)		(1.52)	(1.44)	(2.01)	(2.21)

Net asset value, end of period	$49.57		$44.33		$51.48	$39.94	$47.08	$52.87

Total Return(e)
Based on net asset value	13.11	%(f)	(9.23	)%(b)	32.79%	(12.48)%	(7.05)%	3.63%

Ratios to Average Net Assets(g)
Total expenses	0.34	%(h)	0.35%		0.36%	0.39%	0.39%	0.38%

Total expenses excluding professional fees for foreign withholding tax claims .	N/A		0.33%		0.36%	N/A	0.39%	N/A

Net investment income	2.77	%(h)	4.17	%(b)	3.42%	3.36%	4.17%	3.75%

Supplemental Data
Net assets, end of period (000)	$16,535,377		$14,273,313		$14,434,306	$5,799,502	$5,423,659	$5,561,771

Portfolio turnover rate(i)	10%		26%		25%	27%	21%	22%

(a)	Based on average shares outstanding.
(b)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2022:
• Net investment income per share by $0.06.
• Total return by 0.12%.
• Ratio of net investment income to average net assets by 0.13%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI EAFE Growth	Diversified

MSCI EAFE Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

MSCI EAFE Growth
Barclays Capital, Inc.	$30,134	$(30,071)	$—	$63	(b)
BNP Paribas SA	6,427,276	(6,427,276)	—	—
BofA Securities, Inc.	3,014,919	(3,014,919)	—	—
Citigroup Global Markets, Inc.	1,166,422	(1,166,422)	—	—
Goldman Sachs & Co. LLC	2,631,499	(2,631,499)	—	—
HSBC Bank PLC	261,046	(260,503)	—	543	(b)
J.P. Morgan Securities LLC	3,334,114	(3,327,168)	—	6,946	(b)
Jefferies LLC	2,447,850	(2,447,850)	—	—
Morgan Stanley	28,674,765	(28,674,765)	—	—
UBS AG	1,684,420	(1,684,420)	—	—

	$49,672,445	$(49,664,893)	$—	$7,552

MSCI EAFE Value
Barclays Capital, Inc.	$16,726,019	$(16,726,019)	$—	$—
BofA Securities, Inc.	1,980,951	(1,980,951)	—	—
Citigroup Global Markets, Inc.	9,082,441	(9,082,441)	—	—
Goldman Sachs & Co. LLC	18,737,454	(18,737,454)	—	—
HSBC Bank PLC	1,930,849	(1,930,849)	—	—
J.P. Morgan Securities LLC	311,611	(311,611)	—	—
Morgan Stanley	7,066,244	(7,066,244)	—	—

	$55,835,569	$(55,835,569)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of January 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fees

First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion	0.3258
Over $9 billion, up to and including $10.5 billion	0.3095
Over $10.5 billion	0.2940

For its investment advisory services to the iShares MSCI EAFE Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fees

First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion	0.3258
Over $9 billion, up to and including $10.5 billion	0.3096
Over $10.5 billion, up to and including $12 billion	0.2941
Over $12 billion, up to and including $13.5 billion	0.2793
Over $13.5 billion, up to and including $15 billion	0.2653
Over $15 billion	0.2520

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its Statements of Operations. For the six months ended January 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

MSCI EAFE Growth	$59,417
MSCI EAFE Value	61,162

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI EAFE Growth	$836,620,362	$779,014,061	$ (169,409,207)
MSCI EAFE Value.	914,040,849	837,040,022	(8,113,610)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI EAFE Growth	$997,457,389	$967,088,174
MSCI EAFE Value	1,549,778,266	1,392,610,210

For the six months ended January 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

MSCI EAFE Growth	$825,898,388	$240,621,727
MSCI EAFE Value	800,080,870	492,741,573

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts
MSCI EAFE Growth	$677,396,974
MSCI EAFE Value	936,771,230

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Growth	$10,572,221,070	$1,294,393,074	$(571,532,106)	$722,860,968
MSCI EAFE Value	16,424,938,724	1,480,158,656	(1,377,350,835)	102,807,821

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited)  (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/23		Year Ended 07/31/22
iShares ETF	Shares	Amount	Shares	Amount

MSCI EAFE Growth
Shares sold	9,600,000	$847,595,342	30,800,000	$2,944,052,063
Shares redeemed	(3,200,000)	(242,586,429)	(25,200,000)	(2,377,514,064)

	6,400,000	$605,008,913	5,600,000	$566,537,999

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

	Six Months Ended 01/31/23		Year Ended 07/31/22
iShares ETF	Shares	Amount	Shares	Amount

MSCI EAFE Value
Shares sold	22,800,000	$938,368,112	71,600,000	$3,596,755,484
Shares redeemed	(11,200,000)	(505,186,297)	(30,000,000)	(1,406,270,384)

	11,600,000	$433,181,815	41,600,000	$2,190,485,100

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares MSCI EAFE Growth ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI EAFE Growth ETF and iShares MSCI EAFE Value ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	35

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

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iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-702-0123

JANUARY 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares China Large-Cap ETF | FXI | NYSE Arca

•  iShares MSCI China A ETF | CNYA | Cboe BZX

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(0.44)%	(8.22)%

U.S. small cap equities (Russell 2000® Index)	3.25	(3.38)

International equities (MSCI Europe, Australasia, Far East Index)	9.52	(2.83)

Emerging market equities (MSCI Emerging Markets Index)	4.92	(12.12)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.58	1.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(5.60)	(11.62)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.37)	(8.36)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.73	(3.25)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	1.46	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2023	iShares® China Large-Cap ETF

Investment Objective

The iShares China Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization Chinese equities that trade on the Hong Kong Stock Exchange, as represented by the FTSE China 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	6.78%	(13.66)%	(7.47)%	(0.12)%	(13.66)%	(32.17)%	(1.21)%
Fund Market	6.86	(14.05)	(7.47)	(0.13)	(14.05)	(32.18)	(1.31)
Index	6.75	(10.70)	(6.76)	0.64	(10.70)	(29.52)	6.55

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,067.80	$ 3.86		$ 1,000.00	$ 1,021.50	$ 3.77		0.74%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Consumer Discretionary	35.1%
Financials	26.3
Communication Services	18.9
Energy	4.5
Health Care	3.7
Real Estate	3.0
Information Technology	2.6
Consumer Staples	2.3
Materials	1.9
Industrials	1.2
Utilities	0.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Alibaba Group Holding Ltd	9.6%
Tencent Holdings Ltd	9.6
Meituan, Class B	8.0
JD.com Inc., Class A	5.6
Ping An Insurance Group Co. of China Ltd., Class H	4.7
China Construction Bank Corp., Class H	4.7
Industrial & Commercial Bank of China Ltd., Class H	4.3
Baidu Inc.	3.9
NetEase Inc.	3.5
Wuxi Biologics Cayman Inc.	3.2

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2023	iShares® MSCI China A ETF

Investment Objective

The iShares MSCI China A ETF (the “Fund”) seeks to track the investment results of an index composed of domestic Chinese equities that trade on the Shanghai or Shenzhen Stock Exchange, as represented by the MSCI China A Inclusion Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(0.35)%	(11.93)%	1.91%	7.46%	(11.93)%	9.94%	61.24%
Fund Market	0.26	(11.85)	1.80	7.50	(11.85)	9.33	61.59
Index	(0.46)	(11.02)	1.47	6.54	(11.02)	7.58	52.22

The inception date of the Fund was June 13, 2016. The first day of secondary market trading was June 15, 2016.

Index performance through April 25, 2018 reflects the performance of the MSCI China A International Index. Index performance beginning on April 26, 2018 reflects the performance of the MSCI China A Inclusion Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 996.50	$ 1.21		$ 1,000.00	$ 1,024.00	$ 1.22		0.24%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	17.9%
Consumer Staples	16.4
Industrials	16.1
Information Technology	13.0
Materials	12.3
Health Care	9.2
Consumer Discretionary	6.4
Energy	2.9
Utilities	2.9
Real Estate	1.7
Communication Services	1.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Kweichow Moutai Co. Ltd., Class A	5.7%
Contemporary Amperex Technology Co. Ltd., Class A	2.8
China Merchants Bank Co. Ltd., Class A	2.1
Wuliangye Yibin Co. Ltd., Class A	2.0
Ping An Insurance Group Co. of China Ltd., Class A	1.4
BYD Co. Ltd., Class A	1.3
China Yangtze Power Co. Ltd., Class A	1.2
China Tourism Group Duty Free Corp. Ltd., Class A	1.0
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1.0
Industrial Bank Co. Ltd., Class A	0.9

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® China Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 3.3%
BYD Co. Ltd., Class H	5,545,500	$175,612,356
Great Wall Motor Co. Ltd., Class H	20,072,000	28,340,692

		203,953,048

Banks — 18.0%
Agricultural Bank of China Ltd., Class H	206,559,000	74,347,410
Bank of China Ltd., Class H	511,467,000	194,697,366
Bank of Communications Co. Ltd., Class H	48,800,200	30,163,349
China CITIC Bank Corp. Ltd., Class H	62,436,000	30,122,250
China Construction Bank Corp., Class H	450,747,320	291,764,579
China Everbright Bank Co. Ltd., Class H	21,316,000	6,804,385
China Merchants Bank Co. Ltd., Class H	25,432,938	164,961,267
China Minsheng Banking Corp. Ltd., Class H(a)	42,750,100	15,983,248
Industrial & Commercial Bank of China Ltd., Class H	500,629,995	267,796,361
Postal Savings Bank of China Co. Ltd., Class H(b)	62,945,000	42,834,517

		1,119,474,732

Beverages — 2.3%
China Resources Beer Holdings Co. Ltd.	10,564,000	79,528,717
Nongfu Spring Co. Ltd., Class H(a)(b)	11,712,400	66,301,609

		145,830,326

Capital Markets — 1.0%
China International Capital Corp. Ltd., Class H(b)	9,916,000	22,158,553
CITIC Securities Co. Ltd., Class H	15,057,200	34,448,073
CSC Financial Co. Ltd., Class H(b)	6,193,000	6,421,633

		63,028,259

Chemicals — 0.4%
Ganfeng Lithium Co. Ltd., Class H(a)(b)	2,461,840	22,484,432

Construction & Engineering — 0.2%
China Railway Group Ltd., Class H	27,075,000	14,770,330

Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd., Class H	7,944,000	30,158,772

Entertainment — 3.5%
NetEase Inc.	12,313,900	218,474,603

Hotels, Restaurants & Leisure — 2.7%
Yum China Holdings Inc.	2,815,050	170,558,142

Household Durables — 0.9%
Haier Smart Home Co. Ltd., Class H	15,533,400	57,289,015

Independent Power and Renewable Electricity Producers — 0.5%
China Longyuan Power Group Corp. Ltd., Class H	22,432,000	30,966,041

Industrial Conglomerates — 0.6%
CITIC Ltd.	32,961,000	38,570,056

Insurance — 7.3%
China Life Insurance Co. Ltd., Class H	49,985,000	92,010,980
China Pacific Insurance Group Co. Ltd., Class H	17,337,400	47,668,589
People’s Insurance Co. Group of China Ltd. (The), Class H	55,030,000	18,551,970
Ping An Insurance Group Co. of China Ltd., Class H	37,709,000	292,912,267

		451,143,806

Interactive Media & Services — 15.4%
Baidu Inc.(c)	14,507,000	243,863,213
Kuaishou Technology(b)(c)	12,985,400	114,256,034
Tencent Holdings Ltd.	12,223,100	595,618,336

		953,737,583

Security	Shares	Value

Internet & Direct Marketing Retail — 23.8%
Alibaba Group Holding Ltd.(c)	43,347,000	$595,963,135
JD Health International Inc.(b)(c)	4,929,200	40,933,712
JD.com Inc., Class A	11,718,100	347,949,668
Meituan, Class B(b)(c)	22,122,120	494,559,383

		1,479,405,898

Life Sciences Tools & Services — 3.7%
WuXi AppTec Co. Ltd., Class H(b)	2,246,652	29,193,063
Wuxi Biologics Cayman Inc., New(b)(c)	23,812,500	198,843,912

		228,036,975

Marine — 0.4%
COSCO SHIPPING Holdings Co. Ltd., Class H	21,818,600	22,632,000

Metals & Mining — 1.0%
Zijin Mining Group Co. Ltd., Class H	38,442,000	63,585,019

Oil, Gas & Consumable Fuels — 4.5%
China Petroleum & Chemical Corp., Class H	171,362,600	92,530,537
China Shenhua Energy Co. Ltd., Class H	22,669,500	70,561,527
PetroChina Co. Ltd., Class H	139,754,000	74,761,399
Yankuang Energy Group Co. Ltd., Class H	12,638,000	40,644,434

		278,497,897

Real Estate Management & Development — 3.0%
China Overseas Land & Investment Ltd.	25,727,500	69,471,196
China Resources Land Ltd.	18,485,333	88,591,950
China Vanke Co. Ltd., Class H	12,770,300	25,815,157

		183,878,303

Technology Hardware, Storage & Peripherals — 2.6%
Xiaomi Corp., Class B(b)(c)	98,444,600	162,851,874

Textiles, Apparel & Luxury Goods — 4.3%
ANTA Sports Products Ltd.	7,614,600	115,502,864
Li Ning Co. Ltd.	15,240,000	150,657,523

		266,160,387

Total Long-Term Investments — 99.9% (Cost: $6,574,025,113)		6,205,487,498

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f)	7,538,459	7,542,982
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(d)(e)	6,160,000	6,160,000

Total Short-Term Securities — 0.2% (Cost: $13,696,985)		13,702,982

Total Investments — 100.1% (Cost: $6,587,722,098)		6,219,190,480

Liabilities in Excess of Other Assets — (0.1)%		(5,607,371)

Net Assets — 100.0%		$6,213,583,109

(a)   All or a portion of this security is on loan.

(b)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)   Non-income producing security.

(d)   Affiliate of the Fund.

(e)   Annualized 7-day yield as of period end.

(f)   All or a portion of this security was purchased with the cash collateral from loaned securities

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® China Large-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$53,497,119	$—		$(45,971,529	)(a)	$12,730	$4,662	$7,542,982	7,538,459	$208,806	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,890,000	3,270,000	(a)	—		—	—	6,160,000	6,160,000	109,090		2

						$12,730	$4,662	$13,702,982		$317,896		$2

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Index	259	03/17/23	$7,037	$575,508

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$575,508	$—	$—	$—	$575,508

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(13,936,084)	$—	$—	$—	$(13,936,084)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$11,872,444	$—	$—	$—	$11,872,444

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts

Average notional value of contracts — long	$8,021,296

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® China Large-Cap ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$6,205,487,498	$—	$6,205,487,498
Short-Term Securities
Money Market Funds	13,702,982	—	—	13,702,982

	$13,702,982	$6,205,487,498	$—	$6,219,190,480

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$575,508	$—	$575,508

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) January 31, 2023	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
AECC Aero-Engine Control Co. Ltd., Class A	82,898	$320,053
AECC Aviation Power Co. Ltd., Class A	166,098	1,119,389
AVIC Electromechanical Systems Co. Ltd., Class A	236,299	386,348
AVICOPTER PLC, Class A	41,499	296,869
Gaona Aero Material Co. Ltd.	20,700	138,112
Kuang-Chi Technologies Co. Ltd., Class A	124,940	341,078

		2,601,849

Air Freight & Logistics — 1.0%
SF Holding Co. Ltd., Class A	290,315	2,534,665
YTO Express Group Co. Ltd., Class A	207,000	644,670
Yunda Holding Co. Ltd., Class A	166,000	364,255

		3,543,590

Airlines — 0.6%
Air China Ltd., Class A(a)	455,400	698,256
China Eastern Airlines Corp. Ltd., Class A(a)	686,700	547,189
China Southern Airlines Co. Ltd., Class A(a)	644,924	701,388
Juneyao Airlines Co. Ltd., Class A(a)	103,500	234,353

		2,181,186

Auto Components — 1.3%
Bethel Automotive Safety Systems Co. Ltd.	20,700	266,148
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	20,797	417,951
Fuyao Glass Industry Group Co. Ltd., Class A	124,200	719,959
Huayu Automotive Systems Co. Ltd., Class A	187,100	506,439
Huizhou Desay Sv Automotive Co. Ltd., Class A	37,600	734,231
Ningbo Joyson Electronic Corp., Class A(a)	83,200	197,475
Ningbo Tuopu Group Co. Ltd., Class A	65,605	695,297
Sailun Group Co. Ltd., Class A	165,600	246,153
Shandong Linglong Tyre Co. Ltd., Class A	83,200	272,236
Shenzhen Kedali Industry Co. Ltd., Class A	20,700	463,924

		4,519,813

Automobiles — 2.3%
BYD Co. Ltd., Class A	107,473	4,591,978
Chongqing Changan Automobile Co. Ltd., Class A	499,438	1,051,795
FAW Jiefang Group Co. Ltd., Class A	165,600	202,281
Great Wall Motor Co. Ltd., Class A	144,989	668,611
Guangzhou Automobile Group Co. Ltd., Class A	289,800	506,048
SAIC Motor Corp. Ltd., Class A	476,506	1,063,299

		8,084,012

Banks — 9.9%
Agricultural Bank of China Ltd., Class A	5,097,200	2,197,487
Bank of Beijing Co. Ltd., Class A	1,290,400	812,938
Bank of Changsha Co. Ltd., Class A	248,400	252,801
Bank of Chengdu Co. Ltd., Class A	207,077	446,396
Bank of China Ltd., Class A	2,119,000	1,011,003
Bank of Communications Co. Ltd., Class A	2,362,202	1,698,084
Bank of Hangzhou Co. Ltd., Class A	352,388	680,737
Bank of Jiangsu Co. Ltd., Class A	866,900	954,781
Bank of Nanjing Co. Ltd., Class A	601,580	926,218
Bank of Ningbo Co. Ltd., Class A	397,421	1,936,835
Bank of Shanghai Co. Ltd., Class A	864,469	767,639
Bank of Suzhou Co. Ltd.	207,000	239,854
China Construction Bank Corp., Class A	574,700	477,835
China Everbright Bank Co. Ltd., Class A	2,503,800	1,139,624
China Merchants Bank Co. Ltd., Class A	1,230,402	7,544,018
China Minsheng Banking Corp. Ltd., Class A	2,172,680	1,123,953
China Zheshang Bank Co. Ltd., Class A(a)	1,055,700	463,333

Security	Shares	Value

Banks (continued)
Chongqing Rural Commercial Bank Co. Ltd., Class A	563,030	$299,655
Huaxia Bank Co. Ltd., Class A	794,860	614,139
Industrial & Commercial Bank of China Ltd., Class A	3,770,000	2,413,414
Industrial Bank Co. Ltd., Class A	1,247,547	3,265,771
Ping An Bank Co. Ltd., Class A	1,158,356	2,582,672
Postal Savings Bank of China Co. Ltd., Class A	1,596,700	1,140,605
Shanghai Pudong Development Bank Co. Ltd., Class A	1,768,620	1,933,076
Shanghai Rural Commercial Bank Co. Ltd.	600,300	526,033

		35,448,901

Beverages — 11.5%
Anhui Gujing Distillery Co. Ltd., Class A	23,799	982,442
Anhui Kouzi Distillery Co. Ltd., Class A	29,400	243,381
Anhui Yingjia Distillery Co. Ltd., Class A	41,400	402,945
Beijing Yanjing Brewery Co. Ltd., Class A	144,900	241,822
Chongqing Brewery Co. Ltd., Class A	28,695	512,686
Jiangsu King’s Luck Brewery JSC Ltd., Class A	62,100	533,133
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	86,200	2,249,345
JiuGui Liquor Co. Ltd., Class A	20,700	432,659
Kweichow Moutai Co. Ltd., Class A	74,403	20,404,802
Luzhou Laojiao Co. Ltd., Class A	87,700	3,091,844
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	65,288	352,022
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	74,201	3,213,327
Sichuan Swellfun Co. Ltd., Class A	37,500	454,511
Tsingtao Brewery Co. Ltd., Class A	47,000	705,918
Wuliangye Yibin Co. Ltd., Class A	231,814	7,215,309

		41,036,146

Biotechnology — 1.7%
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	41,455	825,087
BGI Genomics Co. Ltd., Class A	26,300	212,428
Bloomage Biotechnology Corp. Ltd.	24,298	449,688
Chongqing Zhifei Biological Products Co. Ltd., Class A	91,000	1,323,884
Daan Gene Co. Ltd., Class A	62,144	146,634
Hualan Biological Engineering Inc., Class A	104,748	346,953
Imeik Technology Development Co. Ltd., Class A	12,800	1,132,211
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	49,108	418,221
Shanghai RAAS Blood Products Co. Ltd., Class A	351,900	324,027
Shenzhen Kangtai Biological Products Co. Ltd., Class A	74,056	404,283
Walvax Biotechnology Co. Ltd., Class A	82,898	492,182

		6,075,598

Building Products — 0.4%
Beijing New Building Materials PLC, Class A	103,900	440,663
Guangdong Kinlong Hardware Products Co. Ltd., Class A	20,720	305,294
Zhejiang Weixing New Building Materials Co. Ltd., Class A	82,804	280,741
Zhuzhou Kibing Group Co. Ltd., Class A	150,000	267,540

		1,294,238

Capital Markets — 5.4%
BOC International China Co. Ltd., Class A	165,600	277,099
Caitong Securities Co. Ltd., Class A	269,151	311,996
Changjiang Securities Co. Ltd., Class A	331,600	283,049
China Galaxy Securities Co. Ltd., Class A	248,800	362,169
China Great Wall Securities Co. Ltd., Class A	186,700	252,658
China International Capital Corp. Ltd., Class A	84,000	498,596
China Merchants Securities Co. Ltd., Class A	434,707	922,142
CITIC Securities Co. Ltd., Class A	724,570	2,306,914
CSC Financial Co. Ltd., Class A	248,839	998,847
Dongxing Securities Co. Ltd., Class A	207,039	256,773
East Money Information Co. Ltd., Class A	786,616	2,636,619

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Everbright Securities Co. Ltd., Class A	228,100	$538,812
First Capital Securities Co. Ltd., Class A	248,400	221,319
GF Securities Co. Ltd., Class A	352,300	912,066
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	233,491	229,602
Guolian Securities Co. Ltd., Class A	144,900	259,566
Guosen Securities Co. Ltd., Class A	366,200	509,981
Guotai Junan Securities Co. Ltd., Class A	435,145	922,135
Guoyuan Securities Co. Ltd., Class A	248,844	262,313
Haitong Securities Co. Ltd., Class A	581,200	805,910
Hithink RoyalFlush Information Network Co. Ltd., Class A	31,800	558,583
Huatai Securities Co. Ltd., Class A	435,900	840,034
Huaxi Securities Co. Ltd., Class A	145,300	176,222
Industrial Securities Co. Ltd., Class A	500,308	512,779
Orient Securities Co. Ltd., Class A	448,121	721,295
Sealand Securities Co. Ltd., Class A	332,400	174,647
Shanxi Securities Co. Ltd., Class A	228,157	200,504
Shenwan Hongyuan Group Co. Ltd., Class A	1,347,900	830,272
SooChow Securities Co. Ltd., Class A	290,638	306,537
Southwest Securities Co. Ltd., Class A	406,900	241,162
Western Securities Co. Ltd., Class A	249,620	246,039
Zheshang Securities Co. Ltd., Class A	228,127	360,764
Zhongtai Securities Co. Ltd.	332,400	341,027

		19,278,431

Chemicals — 6.8%
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	41,400	178,257
CNGR Advanced Material Co. Ltd.	39,500	455,998
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	169,640	187,741
Do-Fluoride New Materials Co. Ltd., Class A	42,200	230,943
Ganfeng Lithium Group Co. Ltd., Class A	87,670	1,031,290
Guangzhou Tinci Materials Technology Co. Ltd., Class A	103,520	757,017
Hangzhou Oxygen Plant Group Co. Ltd., Class A	62,100	354,351
Hengli Petrochemical Co. Ltd., Class A	352,315	916,279
Hengyi Petrochemical Co. Ltd., Class A	228,576	264,680
Hoshine Silicon Industry Co. Ltd., Class A	41,400	572,611
Huafon Chemical Co. Ltd., Class A	269,100	303,398
Hubei Feilihua Quartz Glass Co. Ltd.	20,700	159,668
Hubei Xingfa Chemicals Group Co. Ltd., Class A	55,900	270,005
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	476,900	313,485
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	211,500	281,556
Jiangsu Eastern Shenghong Co. Ltd., Class A	248,400	576,840
Jiangsu Yangnong Chemical Co. Ltd., Class A	20,700	339,074
Jiangsu Yoke Technology Co. Ltd., Class A	35,700	276,719
LB Group Co. Ltd., Class A	144,909	448,606
Luxi Chemical Group Co. Ltd., Class A	124,200	247,502
Ningbo Shanshan Co. Ltd.	124,200	361,231
Ningxia Baofeng Energy Group Co. Ltd., Class A	360,800	717,259
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	331,300	1,233,135
Rongsheng Petrochemical Co. Ltd., Class A	601,901	1,183,561
Satellite Chemical Co. Ltd., Class A	195,677	514,502
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	125,060	627,463
Shandong Weifang Rainbow Chemical Co. Ltd.	20,700	251,420
Shanghai Putailai New Energy Technology Co. Ltd., Class A	90,520	743,471
Shenzhen Capchem Technology Co. Ltd., Class A	52,020	378,552
Shenzhen Dynanonic Co. Ltd.	10,200	407,708
Shenzhen Senior Technology Co. Ltd., Class A	62,117	215,164
Sichuan Hebang Biotechnology Co. Ltd., Class A	517,500	246,894
Sichuan Yahua Industrial Group Co. Ltd., Class A	60,800	233,229

Security	Shares	Value

Chemicals (continued)
Sinoma Science & Technology Co. Ltd., Class A	103,500	$381,803
Sinopec Shanghai Petrochemical Co. Ltd., Class A	435,131	206,704
Skshu Paint Co. Ltd., Class A(a)	24,060	442,549
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	37,700	355,920
Tianqi Lithium Corp., Class A(a)	91,200	1,306,779
Tongkun Group Co. Ltd., Class A	145,797	339,979
Wanhua Chemical Group Co. Ltd., Class A	180,500	2,590,351
Weihai Guangwei Composites Co. Ltd., Class A	30,695	328,607
Xinjiang Zhongtai Chemical Co. Ltd., Class A	165,600	188,325
Yunnan Energy New Material Co. Ltd., Class A	52,215	1,212,857
Yunnan Yuntianhua Co. Ltd.(a)	112,900	389,407
Zangge Mining Co. Ltd.	86,200	357,607
Zhejiang Juhua Co. Ltd., Class A	145,300	357,176
Zhejiang Yongtai Technology Co. Ltd., Class A	45,100	163,579
Zibo Qixiang Tengda Chemical Co. Ltd., Class A(a)	170,500	183,483

		24,084,735

Commercial Services & Supplies — 0.3%
Beijing Originwater Technology Co. Ltd., Class A	227,700	165,562
Shanghai M&G Stationery Inc., Class A	62,100	494,506
Zhejiang Weiming Environment Protection Co. Ltd., Class A	103,853	299,784

		959,852

Communications Equipment — 0.6%
Guangzhou Haige Communications Group Inc. Co., Class A	124,200	161,603
Hengtong Optic-Electric Co. Ltd., Class A	150,800	347,219
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	41,800	219,244
Yealink Network Technology Corp. Ltd., Class A	53,555	485,851
Zhongji Innolight Co. Ltd., Class A	41,888	181,090
ZTE Corp., Class A	236,000	933,796

		2,328,803

Construction & Engineering — 1.8%
China Energy Engineering Corp. Ltd.	1,926,000	671,394
China National Chemical Engineering Co. Ltd., Class A	351,910	453,597
China Railway Group Ltd., Class A	1,221,300	1,032,982
China State Construction Engineering Corp. Ltd., Class A	2,504,700	2,058,948
Metallurgical Corp. of China Ltd., Class A	1,057,700	529,122
Power Construction Corp. of China Ltd., Class A	972,900	1,013,825
Shanghai Construction Group Co. Ltd., Class A	560,100	218,295
Sichuan Road & Bridge Co. Ltd., Class A	310,500	540,086

		6,518,249

Construction Materials — 0.6%
Anhui Conch Cement Co. Ltd., Class A	248,800	1,086,547
BBMG Corp., Class A	558,900	209,636
China Jushi Co. Ltd., Class A	228,050	499,380
Huaxin Cement Co. Ltd., Class A	82,819	200,863
Tangshan Jidong Cement Co. Ltd., Class A	165,600	213,287

		2,209,713

Containers & Packaging — 0.1%
Shenzhen YUTO Packaging Technology Co. Ltd.	41,400	193,134

Distributors — 0.1%
Wuchan Zhongda Group Co. Ltd., Class A	310,914	226,122

Diversified Financial Services — 0.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	538,201	418,387

Electrical Equipment — 7.0%
Beijing Easpring Material Technology Co. Ltd., Class A	18,400	184,655

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Contemporary Amperex Technology Co. Ltd., Class A	144,902	$10,054,037
Dajin Heavy Industry Co. Ltd.	41,400	290,569
Dongfang Electric Corp. Ltd., Class A	166,090	527,890
Eve Energy Co. Ltd., Class A	127,382	1,673,791
Fangda Carbon New Material Co. Ltd., Class A(a)	228,128	222,879
Ginlong Technologies Co. Ltd., Class A(a)	24,800	676,120
Gotion High-tech Co. Ltd., Class A	84,300	407,305
Guangzhou Great Power Energy & Technology Co. Ltd.	20,700	233,908
Hongfa Technology Co. Ltd., Class A	28,500	158,541
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	6,766	409,581
Jiangsu Zhongtian Technology Co. Ltd., Class A	207,400	504,365
Jiangxi Special Electric Motor Co. Ltd., NVS(a)	103,500	299,369
Ming Yang Smart Energy Group Ltd., Class A	118,100	488,876
NARI Technology Co. Ltd., Class A	399,874	1,567,421
Ningbo Orient Wires & Cables Co. Ltd.	41,400	395,033
Ningbo Ronbay New Energy Technology Co. Ltd.	35,058	411,051
Pylon Technologies Co. Ltd., NVS	8,557	390,148
Shanghai Electric Group Co. Ltd., Class A(a)	705,450	427,984
Shenzhen Kstar Science & Technology Co. Ltd.	41,400	357,313
Sieyuan Electric Co. Ltd.	42,200	272,866
Sungrow Power Supply Co. Ltd., Class A	87,100	1,686,841
Sunwoda Electronic Co. Ltd., Class A	103,599	362,874
Suzhou Maxwell Technologies Co. Ltd., Class A	10,160	669,463
TBEA Co. Ltd., Class A	228,100	721,937
Titan Wind Energy Suzhou Co. Ltd., Class A	104,300	252,701
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	184,451	321,102
Zhefu Holding Group Co. Ltd., Class A	295,000	180,270
Zhejiang Chint Electrics Co. Ltd., Class A	123,300	589,363
Zhejiang HangKe Technology Inc. Co., Class A	41,770	313,222

		25,051,475

Electronic Equipment, Instruments & Components — 4.2%
Avary Holding Shenzhen Co. Ltd., Class A	112,500	482,023
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	20,700	320,790
BOE Technology Group Co. Ltd., Class A	2,259,528	1,335,006
Chaozhou Three-Circle Group Co. Ltd., Class A	103,900	514,371
China Railway Signal & Communication Corp. Ltd., Class A	420,781	302,005
China Zhenhua Group Science & Technology Co. Ltd., Class A	37,400	629,794
Foxconn Industrial Internet Co. Ltd., Class A	600,306	847,299
GoerTek Inc., Class A	207,804	639,049
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	42,067	393,315
Hengdian Group DMEGC Magnetics Co. Ltd.	82,800	273,974
Huagong Tech Co. Ltd., Class A	62,183	173,286
Lens Technology Co. Ltd., Class A	290,200	573,253
Lingyi iTech Guangdong Co., Class A(a)	374,600	298,584
Luxshare Precision Industry Co. Ltd., Class A	415,268	2,011,604
Maxscend Microelectronics Co. Ltd., Class A	38,156	760,202
OFILM Group Co. Ltd., Class A(a)	187,100	140,002
Raytron Technology Co. Ltd., Class A	9,896	64,861
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	8,544	268,757
Shengyi Technology Co. Ltd., Class A	124,682	298,919
Shennan Circuits Co. Ltd., Class A	30,367	344,286
Shenzhen Sunlord Electronics Co. Ltd., Class A	38,800	165,256
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	89,700	381,317
Tianma Microelectronics Co. Ltd., Class A	145,700	203,952
Unisplendour Corp. Ltd., Class A	168,691	576,412
Westone Information Industry Inc., Class A	44,500	227,156

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Wingtech Technology Co. Ltd., Class A	88,711	$772,560
Wuhan Guide Infrared Co. Ltd., Class A	179,411	313,757
WUS Printed Circuit Kunshan Co. Ltd., Class A	103,590	195,950
Xiamen Faratronic Co. Ltd.	17,500	466,081
Zhejiang Dahua Technology Co. Ltd., Class A	168,100	316,127
Zhejiang Supcon Technology Co. Ltd.	28,773	393,196
Zhuzhou Hongda Electronics Corp. Ltd.	20,700	146,796

		14,829,940

Energy Equipment & Services — 0.2%
Offshore Oil Engineering Co. Ltd., Class A	270,768	267,535
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	62,185	299,331

		566,866

Entertainment — 0.5%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	124,293	376,996
Beijing Enlight Media Co. Ltd., Class A	186,300	226,870
G-Bits Network Technology Xiamen Co. Ltd., Class A	5,500	288,644
Mango Excellent Media Co. Ltd., Class A	105,680	479,020
Perfect World Co. Ltd., Class A	103,552	216,050
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	414,882	244,643

		1,832,223

Food & Staples Retailing — 0.2%
DaShenLin Pharmaceutical Group Co. Ltd., Class A	53,526	302,123
Yifeng Pharmacy Chain Co. Ltd., Class A	41,417	348,706

		650,829

Food Products — 4.3%
Angel Yeast Co. Ltd., Class A	45,296	279,624
Anjoy Foods Group Co. Ltd., Class A	20,700	489,556
Beijing Dabeinong Technology Group Co. Ltd., Class A(a)	248,800	338,519
Chongqing Fuling Zhacai Group Co. Ltd., Class A	41,400	163,838
Foshan Haitian Flavouring & Food Co. Ltd., Class A	227,766	2,684,251
Fujian Sunner Development Co. Ltd., Class A	62,100	226,295
Guangdong Haid Group Co. Ltd., Class A	103,599	957,243
Heilongjiang Agriculture Co. Ltd., Class A	103,900	217,885
Henan Shuanghui Investment & Development Co. Ltd., Class A	207,400	784,566
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	373,400	1,804,678
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	57,762	310,246
Juewei Food Co. Ltd., Class A	41,400	327,657
Muyuan Foods Co. Ltd., Class A	310,919	2,303,123
New Hope Liuhe Co. Ltd., Class A(a)	262,600	510,553
Toly Bread Co. Ltd., Class A	90,765	225,245
Tongwei Co. Ltd., Class A	272,193	1,707,814
Wens Foodstuffs Group Co. Ltd., Class A	394,946	1,180,121
Yihai Kerry Arawana Holdings Co. Ltd., Class A	83,600	555,133
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	82,800	210,919

		15,277,266

Gas Utilities — 0.1%
ENN Natural Gas Co. Ltd., Class A	146,100	391,132

Health Care Equipment & Supplies — 1.5%
iRay Technology Co. Ltd.	3,930	272,446
Jafron Biomedical Co. Ltd., Class A	38,050	190,640
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	62,500	278,123
Lepu Medical Technology Beijing Co. Ltd., Class A	103,900	343,925
Ovctek China Inc., Class A	42,680	234,977
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	73,834	3,651,395

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	41,400	$338,867

		5,310,373

Health Care Providers & Services — 1.5%
Aier Eye Hospital Group Co. Ltd., Class A	420,249	2,053,165
China Meheco Co. Ltd., Class A	88,920	200,612
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	83,200	373,614
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	31,697	396,002
Huadong Medicine Co. Ltd., Class A	103,925	731,559
Jointown Pharmaceutical Group Co. Ltd., Class A	119,470	240,190
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	248,760	235,402
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	166,009	459,910
Topchoice Medical Corp., Class A(a)	20,700	499,545

		5,189,999

Hotels, Restaurants & Leisure — 0.4%
BTG Hotels Group Co. Ltd., Class A	62,100	214,956
Shanghai Jinjiang International Hotels Co. Ltd., Class A	47,400	404,878
Shenzhen Overseas Chinese Town Co. Ltd., Class A	498,456	397,328
Songcheng Performance Development Co. Ltd., Class A	165,672	357,734

		1,374,896

Household Durables — 1.3%
Ecovacs Robotics Co. Ltd., Class A	38,900	503,955
Gree Electric Appliances Inc. of Zhuhai, Class A	169,500	871,357
Haier Smart Home Co. Ltd., Class A	373,400	1,427,405
Hangzhou Robam Appliances Co. Ltd., Class A	62,164	277,129
Jason Furniture Hangzhou Co. Ltd., Class A	39,720	251,542
Oppein Home Group Inc., Class A	29,583	552,047
TCL Technology Group Corp., Class A	995,238	620,876
Zhejiang Supor Co. Ltd., Class A	24,598	188,559

		4,692,870

Independent Power and Renewable Electricity Producers — 2.8%
CECEP Solar Energy Co. Ltd., Class A	231,600	263,582
CECEP Wind Power Corp, Class A	380,040	224,620
China National Nuclear Power Co. Ltd., Class A	1,117,847	1,002,040
China Three Gorges Renewables Group Co. Ltd., Class A	1,676,700	1,430,735
China Yangtze Power Co. Ltd., Class A	1,366,288	4,209,348
Datang International Power Generation Co. Ltd.(a)	476,100	195,525
GD Power Development Co. Ltd., Class A(a)	1,035,000	609,637
Huadian Power International Corp. Ltd., Class A	476,100	411,434
Huaneng Power International Inc., Class A(a)	539,400	599,221
Shanghai Electric Power Co. Ltd., Class A(a)	165,600	247,756
Shenzhen Energy Group Co. Ltd., Class A	290,206	266,423
Sichuan Chuantou Energy Co. Ltd., Class A	227,700	422,641

		9,882,962

Industrial Conglomerates — 0.1%
China Baoan Group Co. Ltd., Class A	145,300	270,492

Insurance — 2.3%
China Life Insurance Co. Ltd., Class A	166,400	840,845
China Pacific Insurance Group Co. Ltd., Class A	413,116	1,584,409
New China Life Insurance Co. Ltd., Class A	125,000	577,465
People’s Insurance Co. Group of China Ltd. (The), Class A	560,200	428,096
Ping An Insurance Group Co. of China Ltd., Class A	648,723	4,919,167

		8,349,982

IT Services — 0.0%
DHC Software Co. Ltd., Class A	186,300	171,259

Life Sciences Tools & Services — 1.0%
Hangzhou Tigermed Consulting Co. Ltd., Class A	25,704	444,473

Security	Shares	Value

Life Sciences Tools & Services (continued)
Joinn Laboratories China Co. Ltd., Class A	33,224	$314,127
Pharmaron Beijing Co. Ltd., Class A	62,100	684,432
Shanghai Medicilon Inc., Class A	4,763	148,035
WuXi AppTec Co. Ltd., Class A	145,848	2,026,459

		3,617,526

Machinery — 2.8%
China CSSC Holdings Ltd., Class A	269,100	947,562
CRRC Corp. Ltd., Class A	1,432,890	1,137,068
Jiangsu Hengli Hydraulic Co. Ltd., Class A	82,824	804,305
Keda Industrial Group Co. Ltd.	103,500	246,914
Luoyang Xinqianglian Slewing Bearing Co. Ltd.	20,750	195,865
Ningbo Deye Technology Co. Ltd., NVS	11,700	606,312
North Industries Group Red Arrow Co. Ltd., Class A	91,300	310,556
Riyue Heavy Industry Co. Ltd., Class A	63,282	225,612
Sany Heavy Industry Co. Ltd., Class A	497,650	1,294,974
Shenzhen Inovance Technology Co. Ltd., Class A	165,611	1,752,880
Weichai Power Co. Ltd., Class A	414,000	689,474
Wuxi Shangji Automation Co. Ltd., Class A	24,980	424,600
XCMG Construction Machinery Co. Ltd., Class A	642,500	554,938
Zhejiang Dingli Machinery Co. Ltd., Class A	20,698	167,706
Zhuzhou CRRC Times Electric Co. Ltd., NVS	41,569	345,454
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	415,550	358,769

		10,062,989

Marine — 0.3%
COSCO SHIPPING Holdings Co. Ltd., Class A	748,650	1,182,892

Media — 0.2%
Focus Media Information Technology Co. Ltd., Class A	851,560	879,030

Metals & Mining — 4.7%
Aluminum Corp. of China Ltd., Class A	767,100	604,105
Anhui Honglu Steel Construction Group Co. Ltd., Class A	47,730	235,973
Baoshan Iron & Steel Co. Ltd., Class A	1,348,370	1,236,307
Chengtun Mining Group Co. Ltd., Class A	166,400	155,915
China Minmetals Rare Earth Co. Ltd., Class A(a)	62,100	380,768
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	216,300	933,606
CMOC Group Ltd., Class A	1,037,000	875,024
GEM Co. Ltd., Class A	270,796	321,206
Guangdong HEC Technology Holding Co. Ltd., Class A	165,600	237,064
Henan Shenhuo Coal & Power Co. Ltd.	124,200	324,030
Hesteel Co. Ltd., Class A	640,600	229,144
Huaibei Mining Holdings Co. Ltd.	144,900	288,879
Hunan Valin Steel Co. Ltd., Class A	416,940	307,312
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	2,737,200	829,808
Inner Mongolia ERDOS Resources Co. Ltd.	62,680	156,051
Jiangxi Copper Co. Ltd., Class A	124,600	360,666
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	497,600	384,551
Shandong Gold Mining Co. Ltd., Class A	207,428	609,879
Shandong Nanshan Aluminum Co. Ltd., Class A	684,300	367,194
Shanxi Meijin Energy Co. Ltd., Class A	248,800	355,499
Shanxi Taigang Stainless Steel Co. Ltd., Class A	352,300	240,225
Shenghe Resources Holding Co. Ltd., Class A	95,100	232,115
Sinomine Resource Group Co. Ltd., Class A	34,380	458,800
Tianshan Aluminum Group Co. Ltd., Class A	230,600	308,886
Tibet Summit Resources Co. Ltd., Class-A(a)	41,400	148,916
Tongling Nonferrous Metals Group Co. Ltd., Class A	632,700	328,660
Western Mining Co. Ltd., Class A	144,900	248,962
Western Superconducting Technologies Co. Ltd., Class A	34,168	498,987

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Xiamen Tungsten Co. Ltd., Class A	83,298	$274,428
Yintai Gold Co. Ltd., Class A	157,420	291,773
YongXing Special Materials Technology Co. Ltd., Class A	23,400	395,161
Youngy Co. Ltd.(a)	20,700	350,827
Yunnan Aluminium Co. Ltd., Class A	207,000	414,892
Yunnan Tin Co. Ltd., Class A	103,500	234,031
Zhejiang Huayou Cobalt Co. Ltd., Class A	87,512	856,571
Zijin Mining Group Co. Ltd., Class A	1,222,900	2,148,128

		16,624,343

Oil, Gas & Consumable Fuels — 2.7%
China Merchants Energy Shipping Co. Ltd., Class A	460,000	436,554
China Petroleum & Chemical Corp., Class A	1,925,343	1,291,553
China Shenhua Energy Co. Ltd., Class A	393,799	1,659,387
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(a)	207,049	437,696
Guanghui Energy Co. Ltd., Class A	373,783	568,214
Inner Mongolia Dian Tou Energy Corp. Ltd.	103,500	202,685
Jizhong Energy Resources Co. Ltd.	207,000	202,383
PetroChina Co. Ltd., Class A	1,317,400	1,013,171
Pingdingshan Tianan Coal Mining Co. Ltd.	144,900	242,348
Shaanxi Coal Industry Co. Ltd., Class A	560,501	1,625,857
Shan Xi Hua Yang Group New Energy Co. Ltd.	144,900	337,857
Shanxi Coking Coal Energy Group Co. Ltd., Class A	243,360	425,395
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	186,700	548,750
Yankuang Energy Group Co. Ltd., Class A	145,500	741,770

		9,733,620

Paper & Forest Products — 0.2%
Chengxin Lithium Group Co. Ltd., Class A	63,000	400,815
Shandong Sun Paper Industry JSC Ltd., Class A	166,000	275,105

		675,920

Personal Products — 0.3%
By-health Co. Ltd., Class A	103,900	355,508
Proya Cosmetics Co. Ltd., Class A	12,340	302,069
Yunnan Botanee Bio-Technology Group Co. Ltd.	20,700	430,419

		1,087,996

Pharmaceuticals — 3.5%
Apeloa Pharmaceutical Co. Ltd., Class A	62,500	225,344
Asymchem Laboratories Tianjin Co. Ltd., Class A	20,980	498,648
Beijing Tongrentang Co. Ltd., Class A	72,600	507,975
Betta Pharmaceuticals Co. Ltd., Class A	20,712	184,626
Changchun High & New Technology Industry Group Inc., Class A	28,140	840,525
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	62,100	446,602
Dong-E-E-Jiao Co. Ltd., Class A	41,400	270,335
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	41,400	179,520
Humanwell Healthcare Group Co. Ltd., Class A	103,500	407,985
Jiangsu Hengrui Medicine Co. Ltd., Class A	373,842	2,342,519
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	103,900	181,315
Livzon Pharmaceutical Group Inc., Class A	41,400	208,185
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	89,200	251,674
Porton Pharma Solutions Ltd.	20,700	145,582
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	65,127	185,337
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	124,263	628,600
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	58,000	311,707
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	103,960	448,097
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	83,200	335,362
Yunnan Baiyao Group Co. Ltd., Class A	103,560	882,461

Security	Shares	Value

Pharmaceuticals (continued)
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A.	35,799	$1,652,125
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	83,604	265,476
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	42,100	281,949
Zhejiang NHU Co. Ltd., Class A	187,468	541,673
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	25,200	210,776

		12,434,398

Real Estate Management & Development — 1.7%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	476,100	1,048,919
China Vanke Co. Ltd., Class A	565,700	1,534,550
Gemdale Corp., Class A	269,518	394,847
Hangzhou Binjiang Real Estate Group Co. Ltd.	144,900	228,488
Poly Developments and Holdings Group Co. Ltd., Class A	705,331	1,644,024
Seazen Holdings Co. Ltd., Class A(a)	124,266	393,108
Shanghai Lingang Holdings Corp. Ltd., Class A	103,500	188,988
Youngor Group Co. Ltd., Class A	290,194	278,430
Zhejiang China Commodities City Group Co. Ltd., Class A	289,800	219,387

		5,930,741

Road & Rail — 0.3%
Daqin Railway Co. Ltd., Class A	910,800	904,522

Semiconductors & Semiconductor Equipment — 5.7%
3peak Inc.	6,368	274,349
Advanced Micro-Fabrication Equipment Inc., Class A(a)	41,564	649,498
Amlogic Shanghai Co. Ltd.(a)	22,347	257,601
China Resources Microelectronics Ltd.	58,621	478,376
Flat Glass Group Co. Ltd., Class A	103,900	580,186
GCL System Integration Technology Co. Ltd., Class A(a)	333,200	160,219
GigaDevice Semiconductor Inc., Class A	41,957	715,968
Hangzhou Chang Chuan Technology Co. Ltd.	41,400	265,815
Hangzhou First Applied Material Co. Ltd., Class A	84,850	947,701
Hangzhou Lion Electronics Co. Ltd.	41,400	286,806
Hangzhou Silan Microelectronics Co. Ltd., Class A	82,800	435,326
Ingenic Semiconductor Co. Ltd., Class A	36,300	420,433
JA Solar Technology Co. Ltd., Class A	144,900	1,420,311
JCET Group Co. Ltd., Class A	84,000	333,339
LONGi Green Energy Technology Co. Ltd., Class A	449,546	3,223,446
Montage Technology Co. Ltd., Class A	65,945	543,095
NAURA Technology Group Co. Ltd., Class A	31,800	1,110,356
SG Micro Corp., Class A	24,250	641,954
Shanghai Fudan Microelectronics Group Co. Ltd.	30,429	306,376
Shenzhen SC New Energy Technology Corp., Class A	20,700	379,308
StarPower Semiconductor Ltd., Class A	10,000	469,911
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	194,399	1,226,432
Tianshui Huatian Technology Co. Ltd., Class A	144,900	192,104
TongFu Microelectronics Co. Ltd., Class A(a)	84,800	231,290
Trina Solar Co. Ltd.	136,243	1,447,394
Unigroup Guoxin Microelectronics Co. Ltd., Class A	48,879	913,117
Will Semiconductor Co. Ltd. Shanghai, Class A	62,155	872,051
Wuhan DR Laser Technology Corp. Ltd.	14,900	314,088
Wuxi Autowell Technology Co. Ltd.	8,358	266,880
Yangzhou Yangjie Electronic Technology Co. Ltd.	20,900	177,148
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	82,801	847,138

		20,388,016

Software — 1.8%
360 Security Technology Inc., Class A	436,300	453,631
Beijing Kingsoft Office Software Inc., Class A	27,344	1,141,813
Beijing Shiji Information Technology Co. Ltd., Class A	101,412	257,324

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
China National Software & Service Co. Ltd., Class A	41,400	$463,008
Hundsun Technologies Inc., Class A	111,282	780,518
Iflytek Co. Ltd., Class A	124,250	748,619
NavInfo Co. Ltd., Class A	124,200	221,366
Sangfor Technologies Inc., Class A	25,000	560,791
Shanghai Baosight Software Co. Ltd., Class A	92,691	687,929
Thunder Software Technology Co. Ltd., Class A	31,500	514,385
Yonyou Network Technology Co. Ltd., Class A	207,849	757,293

		6,586,677

Specialty Retail — 1.1%
China Tourism Group Duty Free Corp. Ltd., Class A	115,541	3,659,484
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	228,006	267,536

		3,927,020

Technology Hardware, Storage & Peripherals — 0.6%
China Greatwall Technology Group Co. Ltd., Class A	186,800	337,558
GRG Banking Equipment Co. Ltd., Class A	124,200	187,497
Inspur Electronic Information Industry Co. Ltd., Class A	84,960	299,015
Ninestar Corp., Class A	82,810	630,541
Shenzhen Transsion Holding Co. Ltd., Class A	41,495	526,754

		1,981,365

Trading Companies & Distributors — 0.3%
Beijing United Information Technology Co. Ltd., Class A	21,955	315,621
COSCO SHIPPING Development Co. Ltd., Class A	621,800	231,608
Sichuan New Energy Power Co. Ltd., Class A(a)	92,500	272,096
Xiamen C & D Inc., Class A	165,600	326,151

		1,145,476

Security	Shares	Value

Transportation Infrastructure — 0.4%
Liaoning Port Co Ltd., Class A	1,014,300	$245,168
Shanghai International Airport Co. Ltd., Class A(a)	82,822	744,263
Shanghai International Port Group Co. Ltd., Class A	560,500	443,551

		1,432,982

Wireless Telecommunication Services — 0.4%
China United Network Communications Ltd., Class A	1,791,000	1,389,105

Total Common Stocks — 99.6% (Cost: $258,053,475)		354,829,941

Rights

Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)	30,064	—

Total Rights — 0.0% (Cost: $0)		—

Total Investments — 99.6% (Cost: $258,053,475)		354,829,941

Other Assets Less Liabilities — 0.4%		1,511,288

Net Assets — 100.0%		$356,341,229

(a)	Non-income producing security.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE China A50	47	02/27/23	$660	$4,164

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$4,164	$—	$—	$—	$4,164

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI China A ETF

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$35,270	$—	$—	$—	$35,270

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$12,287	$—	$—	$—	$12,287

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$670,883

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$—	$2,601,849	$—	$2,601,849
Air Freight & Logistics	—	3,543,590	—	3,543,590
Airlines	—	2,181,186	—	2,181,186
Auto Components	—	4,519,813	—	4,519,813
Automobiles	—	8,084,012	—	8,084,012
Banks	—	35,448,901	—	35,448,901
Beverages	—	41,036,146	—	41,036,146
Biotechnology	324,027	5,751,571	—	6,075,598
Building Products	—	1,294,238	—	1,294,238
Capital Markets	—	19,278,431	—	19,278,431
Chemicals	—	24,084,735	—	24,084,735
Commercial Services & Supplies	—	959,852	—	959,852
Communications Equipment	—	2,328,803	—	2,328,803
Construction & Engineering	—	6,518,249	—	6,518,249
Construction Materials	—	2,209,713	—	2,209,713
Containers & Packaging	—	193,134	—	193,134
Distributors	—	226,122	—	226,122
Diversified Financial Services	—	418,387	—	418,387
Electrical Equipment	—	25,051,475	—	25,051,475
Electronic Equipment, Instruments & Components	—	14,829,940	—	14,829,940
Energy Equipment & Services	—	566,866	—	566,866
Entertainment	—	1,832,223	—	1,832,223
Food & Staples Retailing	—	650,829	—	650,829
Food Products	—	15,277,266	—	15,277,266
Gas Utilities	—	391,132	—	391,132
Health Care Equipment & Supplies	—	5,310,373	—	5,310,373
Health Care Providers & Services	200,612	4,989,387	—	5,189,999
Hotels, Restaurants & Leisure	—	1,374,896	—	1,374,896
Household Durables	—	4,692,870	—	4,692,870
Independent Power and Renewable Electricity Producers	—	9,882,962	—	9,882,962
Industrial Conglomerates	—	270,492	—	270,492
Insurance	—	8,349,982	—	8,349,982
IT Services	—	171,259	—	171,259
Life Sciences Tools & Services	—	3,617,526	—	3,617,526
Machinery	—	10,062,989	—	10,062,989

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI China A ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Marine	$—	$1,182,892	$—	$1,182,892
Media	—	879,030	—	879,030
Metals & Mining	—	16,624,343	—	16,624,343
Oil, Gas & Consumable Fuels	437,696	9,295,924	—	9,733,620
Paper & Forest Products	—	675,920	—	675,920
Personal Products	—	1,087,996	—	1,087,996
Pharmaceuticals	922,854	11,511,544	—	12,434,398
Real Estate Management & Development	—	5,930,741	—	5,930,741
Road & Rail	—	904,522	—	904,522
Semiconductors & Semiconductor Equipment	—	20,388,016	—	20,388,016
Software	—	6,586,677	—	6,586,677
Specialty Retail	—	3,927,020	—	3,927,020
Technology Hardware, Storage & Peripherals	—	1,981,365	—	1,981,365
Trading Companies & Distributors	—	1,145,476	—	1,145,476
Transportation Infrastructure	—	1,432,982	—	1,432,982
Wireless Telecommunication Services	—	1,389,105	—	1,389,105
Rights	—	—	—	—

	$1,885,189	$352,944,752	$—	$354,829,941

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$4,164	$—	$4,164

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Statements of Assets and Liabilities (unaudited)

January 31, 2023

	iShares China Large-Cap ETF	iShares MSCI China AETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$6,205,487,498	$354,829,941
Investments, at value — affiliated(c)	13,702,982	—
Cash	16,379	523,422
Cash pledged for futures contracts	900,000	63,000
Foreign currency, at value(d)	4,679,059	336,828
Receivables:
Securities lending income — affiliated	4,560	—
Capital shares sold	—	8,586,783
Dividends — unaffiliated	—	5,669
Dividends — affiliated	14,129	—

Total assets	6,224,804,607	364,345,643

LIABILITIES
Collateral on securities loaned, at value	7,387,987	—
Payables:
Investments purchased	—	7,933,937
Investment advisory fees	3,762,150	68,068
Variation margin on futures contracts	71,361	2,409

Total liabilities	11,221,498	8,004,414

NET ASSETS	$6,213,583,109	$356,341,229

NET ASSETS CONSIST OF
Paid-in capital	$10,167,666,015	$387,002,050
Accumulated loss	(3,954,082,906)	(30,660,821)

NET ASSETS	$6,213,583,109	$356,341,229

NET ASSETVALUE
Shares outstanding	195,600,000	10,350,000

Net asset value	$31.77	$34.43

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$6,574,025,113	$258,053,475
(b) Securities loaned, at value	$6,877,390	$—
(c) Investments, at cost — affiliated	$13,696,985	$—
(d) Foreign currency, at cost	$4,698,431	$331,705

See notes to financial statements.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended January 31, 2023

	iShares China Large-Cap ETF	iShares MSCI China AETF

INVESTMENT INCOME
Dividends — unaffiliated	$24,819,219	$1,987,604
Dividends — affiliated	109,090	—
Interest — unaffiliated	54,551	44,079
Securities lending income — affiliated — net	208,806	—
Foreign taxes withheld	(1,849,555)	(198,838)

Total investment income	23,342,111	1,832,845

EXPENSES
Commitment costs	—	2,605
Investment advisory	18,656,030	1,359,012

Total expenses	18,656,030	1,361,617

Less:
Investment advisory fees waived	—	(818,012)

Total expenses after fees waived	18,656,030	543,605

Net investment income	4,686,081	1,289,240

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(334,558,701)	(656,513)
Investments — affiliated	12,730	—
Capital gain distributions from underlying funds — affiliated	2	—
Foreign currency transactions	50,556	16,017
Futures contracts	(13,936,084)	35,270

	(348,431,497)	(605,226)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	726,350,126	(19,660,810)
Investments — affiliated	4,662	—
Foreign currency translations	(3,660)	3,432
Futures contracts	11,872,444	12,287

	738,223,572	(19,645,091)

Net realized and unrealized gain (loss)	389,792,075	(20,250,317)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$394,478,156	$(18,961,077)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Changes in Net Assets

	iShares China Large-Cap ETF			iShares MSCI China A ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,686,081		$111,144,219	$1,289,240	$8,412,505
Net realized loss	(348,431,497)		(696,107,215)	(605,226)	(100,193,129)
Net change in unrealized appreciation (depreciation)	738,223,572		(875,861,384)	(19,645,091)	(67,300,859)

Net increase (decrease) in net assets resulting from operations	394,478,156		(1,460,824,380)	(18,961,077)	(159,081,483)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(108,901,606	)(b)	(82,196,257)	(7,698,265)	(8,184,031)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	634,311,940		2,024,227,917	(167,304,675)	90,044,292

NET ASSETS
Total increase (decrease) in net assets	919,888,490		481,207,280	(193,964,017)	(77,221,222)
Beginning of period	5,293,694,619		4,812,487,339	550,305,246	627,526,468

End of period	$6,213,583,109		$5,293,694,619	$356,341,229	$550,305,246

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares China Large-Cap ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$30.37		$40.36	$41.57	$41.63	$43.14	$42.57

Net investment income(a)	0.03		0.75	0.88	0.89	1.07	1.27
Net realized and unrealized gain (loss)(b)	1.96		(10.16)	(1.26)	0.17	(1.73)	0.80

Net increase (decrease) from investment operations	1.99		(9.41)	(0.38)	1.06	(0.66)	2.07

Distributions from net investment income(c)	(0.59	)(d)	(0.58)	(0.83)	(1.12)	(0.85)	(1.50)

Net asset value, end of period	$31.77		$30.37	$40.36	$41.57	$41.63	$43.14

Total Return(e)
Based on net asset value	6.78	%(f)	(23.54)%	(1.13)%	2.59%	(1.44)%	4.73%

Ratios to Average Net Assets(g)
Total expenses	0.74	%(h)	0.74%	0.74%	0.74%	0.74%	0.74%

Net investment income	0.19	%(h)	2.12%	1.90%	2.18%	2.55%	2.75%

Supplemental Data
Net assets, end of period (000)	$6,213,583		$5,293,695	$4,812,487	$3,429,710	$5,039,411	$4,096,070

Portfolio turnover rate(i)		9%	29%	62%	18%	14%	18%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI China A ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21		Year Ended 07/31/20		Year Ended 07/31/19		Year Ended 07/31/18

Net asset value, beginning of period	$35.39		$41.70	$36.39		$28.68		$27.06		$29.19

Net investment income(a)	0.09		0.46	0.52		0.59		0.84		0.56
Net realized and unrealized gain (loss)(b)		(0.28)	(6.29)	5.22		7.47		1.67		(2.38)

Net increase (decrease) from investment operations		(0.19)	(5.83)	5.74		8.06		2.51		(1.82)

Distributions(c)
From net investment income		(0.77)	(0.48)	(0.43)		(0.35)		(0.19)		(0.31)
From net realized gain	—		—	—		—		(0.70)		—

Total distributions		(0.77)	(0.48)	(0.43)		(0.35)		(0.89)		(0.31)

Net asset value, end of period	$34.43		$35.39	$41.70		$36.39		$28.68		$27.06

Total Return(d)
Based on net asset value	(0.35	)%(e)	(14.18)%	15.79%		28.40%		9.97%		(6.33	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.60	%(h)	0.60%	0.60%		0.63%		0.65%		0.65%

Total expenses after fees waived	0.24	%(h)	0.24%	0.24%		0.24%		0.24%		0.55%

Net investment income	0.57	%(h)	1.15%	1.24%		1.98%		3.10%		1.81%

Supplemental Data
Net assets, end of period (000)	$356,341		$550,305	$627,526		$484,005		$141,989		$13,529

Portfolio turnover rate(i)	10	%(j)	64%	38	%(j)	31	%(j)	44	%(j)	154%

(a) Based on average shares outstanding.

(b)   The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -6.54%.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).
(j) Portfolio turnover rate excluding cash creations was as follows:		5%	—	24%		28%		22%		—

See notes to financial statements.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

China Large-Cap	Non-diversified
MSCI China A	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

	Securities Loaned	Cash Collateral	Non-Cash Collateral
iShares ETF and Counterparty	at Value	Received (a)	Received, at Fair Value	(a)	Net Amount

China Large-Cap
Barclays Capital, Inc.	$747,752	$(747,752)	$—		$—
BofA Securities, Inc.	503,878	(503,878)	—		—
Goldman Sachs & Co. LLC	5,106,046	(5,106,046)	—		—
Macquarie Bank Ltd	24,294	(24,294)	—		—
Morgan Stanley	495,420	(495,420)	—		—

	$6,877,390	$(6,877,390)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares China Large-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fees

First $6 billion	0.74%
Over $6 billion, up to and including $9 billion	0.67
Over $9 billion, up to and including $12 billion	0.60
Over $12 billion	0.54

For its investment advisory services to the iShares MSCI China A ETF, BFA is entitled to an annual investment advisory fee of 0.60%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: BFAmay from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). BFA has elected to implement a voluntary fee waiver in order to limit the iShares MSCI China A ETF’s total annual operating expenses after fee waiver to 0.24%, and currently intends to keep such voluntary fee waiver for the Fund in place through December 31, 2023. Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended January 31, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

MSCI China A	$818,012

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

China Large-Cap	$53,415

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

China Large-Cap	$3,643,933	$14,874,715	$(19,961,069)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

China Large-Cap	$1,081,064,949	$435,885,412
MSCI China A	46,066,397	220,328,419

There were no in-kind transactions for the six months ended January 31, 2023.

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts

China Large-Cap	$2,902,220,355
MSCI China A	98,953,389

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

China Large-Cap	$6,946,192,449	$323,403,919	$(1,049,830,380)	$(726,426,461)
MSCI China A	286,031,891	111,031,287	(42,229,073)	68,802,214

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

9.	LINE OF CREDIT

The iShares MSCI China A ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended January 31, 2023, the Fund did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The iShares MSCI China A ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

The Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/23		Year Ended 07/31/22

iShares ETF	Shares	Amount	Shares	Amount

China Large-Cap
Shares sold	21,300,000	$634,311,940	55,800,000	$2,047,521,737
Shares redeemed	—	—	(750,000)	(23,293,820)

	21,300,000	$634,311,940	55,050,000	$2,024,227,917

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/23		Year Ended 07/31/22

iShares ETF	Shares	Amount	Shares	Amount

MSCI China A
Shares sold	800,000	$27,372,094	10,350,000	$432,813,220
Shares redeemed	(6,000,000)	(194,676,769)	(9,850,000)	(342,768,928)

	(5,200,000)	$(167,304,675)	500,000	$90,044,292

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares China Large-Cap ETF and iShares MSCI China A ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	31

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

China Large-Cap(a)	$0.592996	$—	$0.000150	$0.593146	100%	—%	0	%(b)	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	33

Glossary of Terms Used in this Report

Portfolio Abbreviation

JSC	Joint Stock Company

NVS	Non-Voting Shares

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-708-0123

JANUARY 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares International Equity Factor ETF | INTF | NYSE Arca

•  iShares MSCI EAFE Min Vol Factor ETF | EFAV | Cboe BZX

•  iShares MSCI Global Multifactor ETF | ACWF | NYSE Arca

•  iShares MSCI Intl Small-Cap Multifactor ETF | ISCF | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(0.44)%	(8.22)%

U.S. small cap equities (Russell 2000® Index)	3.25	(3.38)

International equities (MSCI Europe, Australasia, Far East Index)	9.52	(2.83)

Emerging market equities (MSCI Emerging Markets Index)	4.92	(12.12)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.58	1.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(5.60)	(11.62)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.37)	(8.36)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.73	(3.25)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	1.46	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2023	iShares® International Equity Factor ETF

Investment Objective

The iShares International Equity Factor ETF(the “Fund”) seeks to track the investment results of an index composed of global developed market large- and mid-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the STOXX International Equity Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	8.86%	(1.76)%	0.60%	3.80%	(1.76)%	3.02%	33.57%
Fund Market	9.00	(1.69)	0.62	3.81	(1.69)	3.16	33.73
Index	8.83	(1.44)	0.59	3.84	(1.44)	2.97	33.93

The inception date of the Fund was April 28, 2015. The first day of secondary market trading was April 30, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,088.60	$ 0.79		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	20.8%
Industrials	13.1
Consumer Discretionary	12.3
Health Care	10.4
Consumer Staples	8.7
Materials	8.6
Information Technology	8.2
Energy	5.7
Communication Services	5.4
Utilities	3.8
Real Estate	3.0

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	21.8%
United Kingdom	13.5
France	10.3
Switzerland	8.3
Australia	7.5
Canada	7.4
Germany	6.3
Netherlands	5.2
Hong Kong	2.9
Denmark	2.9

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Fund Summary as of January 31, 2023	iShares® MSCI EAFE Min Vol Factor ETF

Investment Objective

The iShares MSCI EAFE MinVol Factor ETF(the “Fund”) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada, as represented by the MSCI EAFE Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.47%	(6.11)%	0.37%	4.71%	(6.11)%	1.84%	58.52%
Fund Market	2.52	(6.07)	0.37	4.70	(6.07)	1.88	58.30
Index	2.47	(5.85)	0.29	4.71	(5.85)	1.44	58.38

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,024.70	$ 1.02		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Health Care	17.8%
Financials	16.1
Consumer Staples	15.4
Industrials	14.1
Communication Services	9.8
Utilities	8.2
Consumer Discretionary	6.5
Materials	5.0
Information Technology	3.8
Real Estate	2.0
Energy	1.3

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	27.1%
Switzerland	14.8
United Kingdom	10.3
Hong Kong	7.9
France	7.2
Singapore	4.6
Australia	4.2
Netherlands	3.8
Denmark	3.4
Germany	3.4

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2023	iShares® MSCI Global Multifactor ETF

Investment Objective

The iShares MSCI Global Multifactor ETF(the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI ACWI Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

On December 12, 2022, the Board approved a proposal to change the Fund’s index to STOXX Global Equity Factor Index and change the name of the Fund to iShares Global Equity Factor ETF. The Board also approved a proposal to change the Fund’s ticker from ACWF to GLOF. These changes became effective on March 1, 2023.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	3.81%	(5.67)%	3.32%	6.00%	(5.67)%	17.74%	57.22%
Fund Market	3.69	(6.18)	3.10	5.98	(6.18)	16.50	56.93
Index	3.80	(5.53)	3.43	6.19	(5.53)	18.40	59.29

The inception date of the Fund was April 28, 2015. The first day of secondary market trading was April 30, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,038.10	$ 1.59		$ 1,000.00	$ 1,023.60	$ 1.58		0.31%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	21.9%
Financials	13.5
Health Care	11.4
Industrials	11.3
Consumer Discretionary	11.2
Consumer Staples	7.8
Materials	7.4
Energy	6.3
Real Estate	3.6
Communication Services	3.1
Utilities	2.5

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	57.6%
China	7.2
Japan	7.1
Canada	4.6
United Kingdom	3.8
India	2.8
Netherlands	1.9
Australia	1.8
South Korea	1.7
Switzerland	1.7

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Fund Summary as of January 31, 2023	iShares® MSCI Intl Small-Cap Multifactor ETF

Investment Objective

The iShares MSCI Intl Small-Cap Multifactor ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market small-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the MSCI World ex USA Small Cap Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

On December 12, 2022, the Board approved a proposal to change the Fund’s index to STOXX International Small-Cap Equity Factor Index and change the name of the Fund to iShares International Small-Cap Equity Factor ETF. These changes became effective on March 1, 2023.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	4.62%	(4.91)%	1.76%	5.97%	(4.91)%	9.13%	56.91%
Fund Market	4.98	(4.66)	1.63	6.00	(4.66)	8.43	57.19
Index	4.72	(4.48)	1.85	6.18	(4.48)	9.62	59.16

The inception date of the Fund was April 28, 2015. The first day of secondary market trading was April 30, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,046.20	$ 1.81		$ 1,000.00	$ 1,023.40	$ 1.79		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	24.6%
Consumer Discretionary	13.4
Information Technology	11.0
Materials	9.4
Financials	9.1
Health Care	9.0
Energy	8.8
Real Estate	6.0
Consumer Staples	3.9
Communication Services	2.5
Utilities	2.3

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	27.1%
United Kingdom	15.6
Canada	14.1
Australia	10.5
France	5.6
Switzerland	5.6
Netherlands	4.2
Germany	3.8
Hong Kong	2.7
Singapore	2.7

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® International Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.5%
AGL Energy Ltd.	253,052	$1,372,370
ALS Ltd.	97,158	901,429
Alumina Ltd.	110,205	122,598
Aristocrat Leisure Ltd.	39,267	948,032
ASX Ltd.	39,599	1,937,782
Aurizon Holdings Ltd.	1,535,761	4,014,109
Australia & New Zealand Banking Group Ltd.	68,919	1,226,509
BHP Group Ltd.	272,954	9,559,431
BlueScope Steel Ltd.	103,922	1,417,130
carsales.com Ltd.	9,063	146,732
Commonwealth Bank of Australia	41,009	3,201,247
CSL Ltd.	15,664	3,307,460
Fortescue Metals Group Ltd.	214,547	3,388,889
Goodman Group	108,496	1,547,541
Harvey Norman Holdings Ltd.	196,848	624,941
JB Hi-Fi Ltd.	109,648	3,769,971
Macquarie Group Ltd.	33,012	4,404,096
Metcash Ltd.	795,422	2,357,169
Mineral Resources Ltd.	26,478	1,676,324
Mirvac Group	154,149	249,044
New Hope Corp. Ltd.	551,022	2,283,659
Pro Medicus Ltd.	15,806	754,874
Rio Tinto Ltd.	64,190	5,760,235
Sims Ltd.	162,436	1,763,721
Sonic Healthcare Ltd.	2,797	62,646
South32 Ltd.	539,423	1,730,970
Stockland	786,765	2,198,432
Telstra Corp. Ltd.	513,853	1,485,129
Wesfarmers Ltd.	50,026	1,763,752
Whitehaven Coal Ltd.	383,652	2,281,247
Woodside Energy Group Ltd.	20,102	520,519
Woolworths Group Ltd.	102,834	2,628,174
Yancoal Australia Ltd., NVS	493,783	2,055,980

		71,462,142

Austria — 0.8%
BAWAG Group AG(a)	15,634	968,445
OMV AG	55,620	2,786,019
Verbund AG	4,448	378,717
Wienerberger AG	108,031	3,248,599

		7,381,780

Belgium — 0.6%
Ageas SA/NV	71,704	3,500,730
D’ieteren Group	6,911	1,320,798
KBC Group NV	12,950	959,171
Solvay SA	2,090	243,551

		6,024,250

Canada — 7.4%
Bank of Montreal	65,330	6,574,489
BCE Inc.	15,895	751,415
Canadian Imperial Bank of Commerce	22,537	1,028,821
Canadian National Railway Co.	3,185	379,122
Canadian Natural Resources Ltd.	56,370	3,460,026
Canadian Pacific Railway Ltd.	19,130	1,509,926
CGI Inc.(b)	30,534	2,617,036
Constellation Software Inc./Canada	1,833	3,238,481
Dollarama Inc.	13,427	802,966
Fairfax Financial Holdings Ltd.	828	548,165
Loblaw Companies Ltd.	37,803	3,386,658

Security	Shares	Value

Canada (continued)
Magna International Inc.	38,887	$2,524,564
Manulife Financial Corp.	118,089	2,336,841
National Bank of Canada	49,043	3,684,076
Nutrien Ltd.	43,348	3,588,252
Power Corp. of Canada	75,240	2,040,819
Royal Bank of Canada	115,507	11,820,250
Sun Life Financial Inc.	4,720	237,180
Suncor Energy Inc.	56,228	1,951,531
Teck Resources Ltd., Class B	67,039	2,900,128
Thomson Reuters Corp.	59,525	7,080,994
Toronto-Dominion Bank (The)	116,334	8,049,083

		70,510,823

Denmark — 2.9%
AP Moller - Maersk A/S, Class B, NVS	445	968,005
Carlsberg A/S, Class B	22,875	3,247,372
Coloplast A/S, Class B	6,915	834,879
Danske Bank A/S	25,182	524,631
Demant A/S(b)	5,691	161,093
Genmab A/S(b)	3,616	1,417,098
GN Store Nord A/S	22,562	556,295
ISS A/S(b)	19,591	428,332
Jyske Bank A/S, Registered(b)	4,388	316,477
Novo Nordisk A/S, Class B	109,361	15,134,443
Pandora A/S	31,904	2,656,675
Ringkjoebing Landbobank A/S	4,244	617,598
Royal Unibrew A/S	13,163	924,332

		27,787,230

Finland — 1.3%
Fortum OYJ	89,393	1,343,777
Kesko OYJ, Class B	69,200	1,611,909
Kone OYJ, Class B	11,705	638,345
Nokia OYJ	81,388	385,903
Nordea Bank Abp, New	362,576	4,247,478
Orion OYJ, Class B	31,783	1,702,762
Valmet OYJ	92,990	2,920,149

		12,850,323

France — 10.2%
Air Liquide SA	1,168	185,976
Airbus SE	5,778	724,364
ArcelorMittal SA	33,528	1,040,137
AXA SA	4,071	127,011
BNP Paribas SA	106,391	7,307,134
Bollore SE	104,140	582,702
Bouygues SA	81,381	2,681,011
Capgemini SE	7,188	1,364,179
Carrefour SA	116,083	2,208,011
Christian Dior SE, NVS	4,495	3,884,088
Cie. de Saint-Gobain	31,031	1,782,146
Cie. Generale des Etablissements Michelin SCA	31,022	980,910
Credit Agricole SA	407,294	4,904,323
Danone SA	1,851	101,507
Dassault Systemes SE	44,324	1,648,449
Edenred	4,857	264,558
Eiffage SA	20,539	2,193,782
Engie SA	141,283	2,006,199
EssilorLuxottica SA	1,729	317,236
Euronext NV(a)	1,120	90,756
Gaztransport Et Technigaz SA	6,023	665,880
Hermes International	73	136,620

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® International Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Kering SA	6,434	$4,014,537
Klepierre SA	11,630	295,173
La Francaise des Jeux SAEM(a)	93,766	4,012,059
Legrand SA	9,925	884,953
L’Oreal SA	17,083	7,053,769
LVMH Moet Hennessy Louis Vuitton SE	13,879	12,116,029
Orange SA	187,929	1,988,806
Pernod Ricard SA	5,236	1,084,009
Publicis Groupe SA	50,384	3,554,069
Renault SA(b)	14,028	570,371
Sanofi	63,598	6,227,798
Sartorius Stedim Biotech	3,179	1,108,925
Schneider Electric SE	33,302	5,402,102
SES SA	13,016	101,006
Societe Generale SA	73,516	2,188,319
Sodexo SA	1,591	157,720
TotalEnergies SE	137,642	8,509,132
Vinci SA	16,099	1,819,019
Vivendi SE	135,231	1,452,350

		97,737,125

Germany — 5.1%
adidas AG	7,095	1,142,410
AIXTRON SE	59,012	1,758,294
Allianz SE, Registered	22,162	5,299,240
Aurubis AG	7,032	743,682
BASF SE(c)	18,918	1,084,672
Bayer AG, Registered	27,607	1,718,396
Bayerische Motoren Werke AG	27,252	2,776,015
Commerzbank AG(b)	100,274	1,146,275
Covestro AG(a)	17,729	816,323
Deutsche Bank AG, Registered	28,795	384,290
Deutsche Boerse AG	7,449	1,332,941
Deutsche Post AG, Registered	69,007	2,971,213
Deutsche Telekom AG, Registered	104,941	2,337,960
E.ON SE	85,785	935,306
Evonik Industries AG	11,973	266,142
GEA Group AG	21,018	948,330
Hannover Rueck SE	3,885	788,921
HelloFresh SE(b)	43,125	1,048,424
Hugo Boss AG	11,134	756,112
Knorr-Bremse AG	11,764	773,224
Mercedes-Benz Group AG	67,888	5,051,684
Merck KGaA	3,708	773,964
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	8,951	3,233,167
Rheinmetall AG	551	128,745
SAP SE	44,290	5,250,135
Siemens AG, Registered	20,205	3,156,128
Telefonica Deutschland Holding AG	439,468	1,294,397
Wacker Chemie AG	2,163	326,915

		48,243,305

Hong Kong — 2.9%
AIA Group Ltd.	606,000	6,852,433
CK Asset Holdings Ltd.	220,000	1,406,572
CK Hutchison Holdings Ltd.	308,500	1,963,279
CLP Holdings Ltd.	148,500	1,103,344
ESR Group Ltd.(a)	97,000	194,202
Hang Seng Bank Ltd.	66,000	1,099,112
Henderson Land Development Co. Ltd.	79,000	291,826

Security	Shares	Value

Hong Kong (continued)
HK Electric Investments & HK Electric Investments Ltd., Class SS	2,249,000	$1,554,582
HKT Trust & HKT Ltd., Class SS	71,000	93,022
Hong Kong Exchanges & Clearing Ltd.	84,400	3,796,108
Link REIT	149,800	1,199,053
Pacific Basin Shipping Ltd.	2,102,000	741,773
PCCW Ltd.	729,000	358,204
SITC International Holdings Co. Ltd.	785,000	1,714,910
Swire Properties Ltd.	751,200	2,111,290
Techtronic Industries Co. Ltd.	47,500	612,360
WH Group Ltd.(a)	2,833,000	1,744,744
Wharf Real Estate Investment Co. Ltd.	196,000	1,122,034

		27,958,848

Ireland — 1.1%
AIB Group PLC	133,609	561,237
Bank of Ireland Group PLC	110,507	1,180,640
CRH PLC	41,822	1,954,030
Linde PLC, New, NVS(b)(c)	20,089	6,645,834

		10,341,741

Italy — 2.0%
A2A SpA	1,532,667	2,307,403
Enel SpA	416,743	2,453,833
Eni SpA	265,270	4,082,035
Hera SpA	245,940	706,491
Intesa Sanpaolo SpA	246,592	648,357
Italgas SpA	281,044	1,645,148
Mediobanca Banca di Credito Finanziario SpA	49,403	531,080
Poste Italiane SpA(a)	80,590	861,026
Recordati Industria Chimica e Farmaceutica SpA	9,023	395,284
Snam SpA	386,787	1,970,111
Stellantis NV	45,127	709,441
Terna - Rete Elettrica Nazionale	115,493	913,764
UniCredit SpA	111,624	2,180,144

		19,404,117

Japan — 21.7%
ADEKA Corp.	56,800	961,126
Advance Residence Investment Corp.	208	508,094
Advantest Corp.	28,700	2,057,244
Amada Co. Ltd.	19,800	177,859
Aozora Bank Ltd.	38,100	761,779
Asics Corp.	38,400	913,940
Astellas Pharma Inc.	178,000	2,620,183
Azbil Corp.	24,900	702,142
Bandai Namco Holdings Inc.	11,000	735,611
BayCurrent Consulting Inc.	51,600	2,193,493
BIPROGY Inc.	69,600	1,818,419
Bridgestone Corp.	4,300	160,533
Canon Inc.	26,200	581,439
Capcom Co. Ltd.	81,200	2,631,189
Chubu Electric Power Co. Inc.	132,700	1,429,321
Chugai Pharmaceutical Co. Ltd.	51,900	1,345,512
Cosmo Energy Holdings Co. Ltd.	69,800	1,957,469
Dai Nippon Printing Co. Ltd.	66,200	1,562,958
Daicel Corp.	74,000	545,993
Dai-ichi Life Holdings Inc.	105,100	2,465,937
Daiichi Sankyo Co. Ltd.	108,700	3,413,933
Daikin Industries Ltd.	2,300	399,498
Daiwa Securities Group Inc.	313,300	1,478,493
Ebara Corp.	37,700	1,600,726
Eisai Co. Ltd.	14,500	897,114

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® International Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fast Retailing Co. Ltd.	2,200	$1,336,191
Frontier Real Estate Investment Corp.	506	1,951,230
Fuji Electric Co. Ltd.	8,000	323,824
FUJIFILM Holdings Corp.	24,500	1,296,568
Fujikura Ltd.	277,800	2,111,657
Fujitsu Ltd.	21,300	3,032,680
GMO Payment Gateway Inc.	5,300	490,419
Hikari Tsushin Inc.	1,100	157,012
Hirose Electric Co. Ltd.	2,100	273,387
Hitachi Ltd.	50,400	2,643,099
Honda Motor Co. Ltd.	99,400	2,458,809
Hoya Corp.	38,400	4,222,922
Ibiden Co. Ltd.	39,700	1,549,447
IHI Corp.	13,700	416,270
Inpex Corp.	23,100	253,838
Internet Initiative Japan Inc.	147,400	2,766,074
ITOCHU Corp.	111,700	3,610,347
Japan Exchange Group Inc.	28,900	442,302
Japan Post Bank Co. Ltd.	126,700	1,125,713
Japan Post Holdings Co. Ltd.	112,100	984,177
Japan Post Insurance Co. Ltd.	199,200	3,553,720
Japan Real Estate Investment Corp.	310	1,329,122
Japan Tobacco Inc.	5,700	116,234
Jeol Ltd.	12,700	372,923
Kagome Co. Ltd.	86,100	2,102,943
KDDI Corp.	57,300	1,790,249
Keyence Corp.	7,000	3,222,581
Kikkoman Corp.	5,600	296,196
Kirin Holdings Co. Ltd.	12,500	192,622
Koei Tecmo Holdings Co. Ltd.	59,600	1,083,895
Konami Group Corp.	22,900	1,126,073
LaSalle Logiport REIT	1,353	1,639,299
Marubeni Corp.	64,600	792,550
Maruichi Steel Tube Ltd.	11,100	239,008
Mitsubishi Corp.	102,300	3,425,613
Mitsubishi Estate Co. Ltd.	78,800	1,012,826
Mitsubishi Gas Chemical Co. Inc.	110,500	1,614,682
Mitsubishi Heavy Industries Ltd.	18,600	729,305
Mitsubishi Logistics Corp.	22,200	518,401
Mitsubishi UFJ Financial Group Inc.	769,500	5,636,496
Mitsui & Co. Ltd.	60,300	1,779,015
Mitsui Chemicals Inc.	23,600	555,509
Mitsui High-Tec Inc.	25,200	1,328,858
MS&AD Insurance Group Holdings Inc.	94,500	3,030,966
Nihon Kohden Corp.	10,000	262,710
Nintendo Co. Ltd.	90,600	3,928,214
Nippon Accommodations Fund Inc.	330	1,481,179
Nippon Express Holdings Inc.	39,100	2,269,079
Nippon Gas Co. Ltd.	115,100	1,837,149
Nippon Sanso Holdings Corp.	20,100	327,848
Nippon Telegraph & Telephone Corp.	228,600	6,854,689
Nissan Chemical Corp.	42,400	2,001,689
Nissan Motor Co. Ltd.	149,000	535,348
Nissin Foods Holdings Co. Ltd.	10,800	844,318
Nitto Denko Corp.	19,100	1,234,575
NOF Corp.	9,200	391,894
Nomura Holdings Inc.	748,300	2,986,338
Nomura Real Estate Holdings Inc.	116,700	2,572,120
Nomura Research Institute Ltd.	122,900	2,950,531
Obic Co. Ltd.	7,500	1,202,450

Security	Shares	Value

Japan (continued)
Olympus Corp.	151,500	$2,848,141
Omron Corp.	2,800	162,010
ORIX Corp.	146,600	2,577,665
Osaka Gas Co. Ltd.	65,200	1,052,125
Panasonic Holdings Corp.	65,200	604,624
Persol Holdings Co. Ltd.	52,900	1,159,859
Recruit Holdings Co. Ltd.	78,800	2,534,229
Rohto Pharmaceutical Co. Ltd.	21,800	402,241
Sanrio Co. Ltd.	47,500	1,811,756
Sanwa Holdings Corp.	123,400	1,306,364
SBI Holdings Inc.	121,300	2,571,474
SCSK Corp.	142,600	2,322,585
Sega Sammy Holdings Inc.	61,200	969,072
Sekisui House Ltd.	23,600	446,023
Seven & i Holdings Co. Ltd.	4,700	221,901
Shimadzu Corp.	6,600	202,825
Shimamura Co. Ltd.	2,600	243,890
Shin-Etsu Chemical Co. Ltd.	10,200	1,503,715
Shinko Electric Industries Co. Ltd.	3,000	84,408
Shionogi & Co. Ltd.	15,800	752,941
Shiseido Co. Ltd.	9,700	504,167
SHO-BOND Holdings Co. Ltd.	47,400	2,022,374
SMC Corp.	600	304,746
SoftBank Corp.	112,800	1,290,668
SoftBank Group Corp.	42,500	2,012,037
Sohgo Security Services Co. Ltd.	58,700	1,616,121
Sompo Holdings Inc.	29,500	1,269,942
Sony Group Corp.	66,500	5,941,877
Sumitomo Mitsui Financial Group Inc.	24,400	1,060,450
Sumitomo Mitsui Trust Holdings Inc.	17,300	630,215
Sumitomo Realty & Development Co. Ltd.	30,000	731,314
T&D Holdings Inc.	153,100	2,450,557
TDK Corp.	4,000	142,905
TIS Inc.	83,600	2,410,635
Tokio Marine Holdings Inc.	134,100	2,808,685
Tokyo Electric Power Co. Holdings Inc.(b)	183,100	685,671
Tokyo Electron Ltd.	11,600	4,054,480
Tokyo Ohka Kogyo Co. Ltd.	23,300	1,148,375
Tokyo Tatemono Co. Ltd.	154,500	1,915,415
Toyo Suisan Kaisha Ltd.	17,300	714,850
Toyota Motor Corp.	661,100	9,708,725
Trend Micro Inc./Japan(b)	19,000	940,766
Ulvac Inc.	49,000	2,292,316
Yakult Honsha Co. Ltd.	3,800	271,274
Yamada Holdings Co. Ltd.	105,000	381,252
Yamato Holdings Co. Ltd.	5,400	94,483
Yokohama Rubber Co. Ltd. (The)	21,600	354,863
Zenkoku Hosho Co. Ltd.	7,400	288,213
Zensho Holdings Co. Ltd.	39,400	1,005,692
ZOZO Inc.	9,700	251,455

		207,617,559

Netherlands — 5.2%
ABN AMRO Bank NV, CVA(a)	71,914	1,193,596
Adyen NV(a)(b)	3,031	4,582,590
Akzo Nobel NV	22,923	1,707,419
ASM International NV	6,439	2,177,708
ASML Holding NV(c)	18,235	12,065,145
ASR Nederland NV	51,506	2,437,856
BE Semiconductor Industries NV	12,848	918,971
EXOR NV, NVS(b)	21,327	1,695,254

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® International Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
ING Groep NV(b)	180,955	$2,620,275
Koninklijke Ahold Delhaize NV	201,889	6,025,773
Koninklijke KPN NV	313,879	1,073,103
Koninklijke Philips NV	37,725	651,339
NN Group NV	70,830	3,077,427
OCI NV	121,028	4,119,848
QIAGEN NV(b)	9,432	460,122
Randstad NV	32,375	2,075,184
Signify NV(a)(c)	52,721	1,908,785
Universal Music Group NV	32,883	840,567

		49,630,962

New Zealand — 0.6%
Fisher & Paykel Healthcare Corp. Ltd.	57,260	939,704
Fletcher Building Ltd.	726,723	2,393,061
Mainfreight Ltd.	12,458	576,617
Meridian Energy Ltd.	190,407	658,086
Spark New Zealand Ltd.	222,316	749,591

		5,317,059

Norway — 1.0%
DNB Bank ASA	96,321	1,801,161
Equinor ASA	32,106	978,483
Gjensidige Forsikring ASA	5,264	94,612
Kongsberg Gruppen ASA	69,518	2,767,630
Orkla ASA	265,873	1,984,933
Telenor ASA	114,966	1,203,534
Yara International ASA	17,595	781,768

		9,612,121

Poland — 0.3%
LPP SA	781	1,829,407
Polski Koncern Naftowy ORLEN SA	60,853	913,989

		2,743,396

Portugal — 0.1%
Galp Energia SGPS SA	72,958	998,652
Jeronimo Martins SGPS SA	7,538	163,656

		1,162,308

Singapore — 1.7%
Capitaland Investment Ltd/Singapore	319,700	968,566
DBS Group Holdings Ltd.	52,400	1,434,517
Jardine Cycle & Carriage Ltd.	42,800	948,860
NetLink NBN Trust	2,695,900	1,797,934
Oversea-Chinese Banking Corp. Ltd.	179,700	1,775,499
Sembcorp Industries Ltd.	830,000	2,288,869
Singapore Technologies Engineering Ltd.	452,800	1,273,066
STMicroelectronics NV , New	45,219	2,128,625
United Overseas Bank Ltd.	128,100	2,911,793
Wilmar International Ltd.(c)	265,800	826,378
Yangzijiang Shipbuilding Holdings Ltd.	331,200	326,514

		16,680,621

Spain — 2.0%
Acciona SA	11,920	2,325,592
Banco Bilbao Vizcaya Argentaria SA	313,790	2,216,541
Banco de Sabadell SA	1,398,161	1,827,905
Banco Santander SA	73,993	258,601
Bankinter SA	31,348	226,176
CaixaBank SA	122,176	542,090
Corp. ACCIONA Energias Renovables SA	20,624	843,400
Endesa SA	85,914	1,712,843
Iberdrola SA	208,930	2,451,118
Iberdrola SA, NVS	3,383	39,523

Security	Shares	Value

Spain (continued)
Naturgy Energy Group SA	8,734	$247,716
Red Electrica Corp. SA	6,608	116,954
Repsol SA	300,634	4,938,465
Telefonica SA	414,813	1,575,883

		19,322,807

Sweden — 2.2%
Axfood AB	105,417	2,715,092
EQT AB	58,356	1,316,789
Getinge AB, Class B	31,012	698,625
H & M Hennes & Mauritz AB, Class B	7,081	87,212
Husqvarna AB, Class B	89,652	762,749
Kindred Group PLC	228,286	2,300,489
Kinnevik AB, Class B(b)	76,382	1,180,648
Millicom International Cellular SA, SDR(b)	5,405	92,606
Sandvik AB	24,392	504,125
Skandinaviska Enskilda Banken AB, Class A	144,774	1,752,606
SKF AB, Class B	11,108	196,593
SSAB AB, Class B	540,515	3,683,428
Svenska Handelsbanken AB, Class A	48,167	502,286
Swedbank AB, Class A	54,250	1,043,576
Telefonaktiebolaget LM Ericsson, Class B	285,029	1,653,299
Thule Group AB(a)	13,143	314,956
Volvo AB, Class B	92,443	1,834,393

		20,639,472

Switzerland — 8.2%
ABB Ltd., Registered	47,693	1,660,463
Adecco Group AG, Registered	47,407	1,760,729
Alcon Inc.	34,046	2,569,060
Bucher Industries AG, Registered	6,602	3,008,310
Cie. Financiere Richemont SA, Class A, Registered	21,767	3,355,540
Coca-Cola HBC AG, Class DI	116,114	2,821,729
Galenica AG(a)	6,613	517,187
Georg Fischer Ltd.	13,915	959,405
Givaudan SA, Registered	34	110,236
Julius Baer Group Ltd.	17,896	1,147,927
Kuehne + Nagel International AG, Registered	8,136	1,940,083
Logitech International SA, Registered	14,428	844,280
Lonza Group AG, Registered	342	195,091
Nestle SA, Registered	146,429	17,865,662
Novartis AG, Registered	128,183	11,588,901
PSP Swiss Property AG, Registered	15,034	1,874,194
Roche Holding AG, NVS	36,098	11,268,726
Sika AG, Registered	6,380	1,812,857
Sonova Holding AG, Registered	3,981	995,535
Straumann Holding AG	11,095	1,452,746
Swiss Life Holding AG, Registered	3,908	2,312,941
Swiss Re AG	12,021	1,258,730
Swisscom AG, Registered	245	144,760
Tecan Group AG, Registered	1,339	561,943
UBS Group AG, Registered	279,718	5,970,685
VAT Group AG(a)	2,185	680,199
Zurich Insurance Group AG	286	141,435

		78,819,354

United Kingdom — 13.5%
3i Group PLC	91,756	1,790,135
Anglo American PLC	94,447	4,073,535
AstraZeneca PLC	65,230	8,545,942
B&M European Value Retail SA	135,142	747,378
BAE Systems PLC	182,645	1,933,487

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® International Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Barclays PLC	516,041	$1,186,270
Barratt Developments PLC	87,243	495,865
Berkeley Group Holdings PLC	28,916	1,480,720
BP PLC	1,026,034	6,197,499
British American Tobacco PLC	39,343	1,508,167
Bunzl PLC	10,903	400,262
Burberry Group PLC	97,068	2,956,779
CNH Industrial NV	102,307	1,809,949
Computacenter PLC	74,156	2,037,988
Diageo PLC	112,713	4,928,497
Drax Group PLC	154,572	1,234,485
Entain PLC	5,316	98,031
Ferguson PLC	38,381	5,407,689
Glencore PLC	334,367	2,239,216
Grafton Group PLC	107,418	1,219,296
Greggs PLC	62,086	2,073,173
GSK PLC	232,978	4,092,262
Haleon PLC(b)	222,766	892,708
Harbour Energy PLC	44,280	171,266
Howden Joinery Group PLC	218,569	1,865,001
HSBC Holdings PLC	698,994	5,150,430
IG Group Holdings PLC	32,798	322,479
IMI PLC	92,160	1,650,133
Imperial Brands PLC	103,593	2,598,757
Inchcape PLC	207,698	2,341,737
Indivior PLC, NVS(b)	138,883	3,334,774
Intermediate Capital Group PLC	132,860	2,286,178
International Distributions Services PLC	681,129	1,927,933
Investec PLC	374,341	2,388,756
JD Sports Fashion PLC	1,303,430	2,627,218
Kingfisher PLC	635,275	2,191,646
Land Securities Group PLC	30,528	267,450
Legal & General Group PLC	520,831	1,639,023
Lloyds Banking Group PLC	1,045,885	680,657
M&G PLC	147,886	369,319
Man Group PLC/Jersey	630,780	1,940,566
Marks & Spencer Group PLC(b)	141,091	254,502
Next PLC	31,948	2,615,716
OSB Group PLC	66,931	451,241
Pearson PLC	54,254	618,722
Persimmon PLC	22,374	390,769
Prudential PLC	20,198	335,591
Reckitt Benckiser Group PLC	20,626	1,469,827
Rentokil Initial PLC	159,981	970,033
Rightmove PLC	196,724	1,429,374
Rio Tinto PLC	58,712	4,597,222
RS GROUP PLC	43,919	510,596
Safestore Holdings PLC	143,346	1,784,900

Security	Shares	Value

United Kingdom (continued)
Sage Group PLC (The)	151,030	$1,451,046
Shell PLC	310,051	9,093,224
Softcat PLC	31,531	471,827
Tesco PLC	87,387	265,602
Unilever PLC	102,769	5,230,845
United Utilities Group PLC	41,682	545,412
Vodafone Group PLC	2,596,820	2,996,244
WPP PLC	199,346	2,329,106

		128,914,455

Total Common Stocks — 98.3% (Cost: $897,006,875)		940,161,798

Preferred Stocks

Germany — 1.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	85,867	10,209,477
Volkswagen AG, Preference Shares, NVS	9,326	1,293,429

		11,502,906

Total Preferred Stocks — 1.2% (Cost: $10,078,213)		11,502,906

Total Long-Term Investments — 99.5% (Cost: $907,085,088)		951,664,704

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f)	3,228,934	3,230,871
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(d)(e)	390,000	390,000

Total Short-Term Securities — 0.4% (Cost: $3,618,802)		3,620,871

Total Investments — 99.9% (Cost: $910,703,890)		955,285,575

Other Assets Less Liabilities — 0.1%		834,656

Net Assets — 100.0%		$956,120,231

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® International Equity Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,549,608	$—		$(2,319,235	)(a)	$(1,441)	$1,939	$3,230,871	3,228,934	$56,908	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	210,000	(a)	—		—	—	390,000	390,000	6,275		—

						$(1,441)	$1,939	$3,620,871		$63,183		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	6	03/09/23	$915	$24,967
SPI 200 Index	5	03/16/23	659	25,126
Euro STOXX 50 Index	32	03/17/23	1,458	92,555
FTSE 100 Index	13	03/17/23	1,247	43,958

				$186,606

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$186,606	$—	$—	$—	$186,606

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$329,387	$—	$—	$—	$329,387

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$6,063	$—	$—	$—	$6,063

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$4,787,364

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® International Equity Factor ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$71,462,142	$—	$71,462,142
Austria	—	7,381,780	—	7,381,780
Belgium	—	6,024,250	—	6,024,250
Canada	70,510,823	—	—	70,510,823
Denmark	—	27,787,230	—	27,787,230
Finland	—	12,850,323	—	12,850,323
France	—	97,737,125	—	97,737,125
Germany	—	48,243,305	—	48,243,305
Hong Kong	—	27,958,848	—	27,958,848
Ireland	—	10,341,741	—	10,341,741
Italy	—	19,404,117	—	19,404,117
Japan	243,890	207,373,669	—	207,617,559
Netherlands	—	49,630,962	—	49,630,962
New Zealand	—	5,317,059	—	5,317,059
Norway	—	9,612,121	—	9,612,121
Poland	—	2,743,396	—	2,743,396
Portugal	—	1,162,308	—	1,162,308
Singapore	—	16,680,621	—	16,680,621
Spain	—	19,322,807	—	19,322,807
Sweden	—	20,639,472	—	20,639,472
Switzerland	—	78,819,354	—	78,819,354
United Kingdom	2,388,756	126,525,699	—	128,914,455
Preferred Stocks	—	11,502,906	—	11,502,906
Short-Term Securities
Money Market Funds	3,620,871	—	—	3,620,871

	$76,764,340	$878,521,235	$—	$955,285,575

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$186,606	$—	$186,606

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) January 31, 2023	iShares® MSCI EAFE Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.1%
Brambles Ltd.	1,029,037	$8,750,468
Cochlear Ltd.	31,256	4,722,051
Coles Group Ltd.	1,545,632	19,440,379
Commonwealth Bank of Australia	328,341	25,630,975
CSL Ltd.	107,654	22,731,187
Medibank Pvt Ltd.	4,996,410	10,408,937
Newcrest Mining Ltd.	1,909,276	30,336,667
Sonic Healthcare Ltd.	609,640	13,654,445
Telstra Corp. Ltd.	8,473,145	24,488,935
Transurban Group	1,959,575	19,211,942
Wesfarmers Ltd.	2,272,458	80,119,362
Woolworths Group Ltd.	1,815,092	46,389,110

		305,884,458

Belgium — 1.6%
Groupe Bruxelles Lambert NV	750,372	64,190,735
UCB SA	679,334	55,776,448

		119,967,183

Denmark — 3.4%
Carlsberg A/S, Class B	79,769	11,324,136
Chr Hansen Holding A/S	399,014	29,461,164
Genmab A/S(a)	82,358	32,275,808
Novo Nordisk A/S, Class B	900,226	124,582,066
Novozymes A/S, Class B	422,062	21,962,648
Tryg A/S	1,338,053	30,705,768

		250,311,590

Finland — 2.5%
Elisa OYJ	1,192,440	67,937,029
Kone OYJ, Class B	962,785	52,506,519
Nokia OYJ	1,925,786	9,131,145
Orion OYJ, Class B	800,643	42,894,150
Sampo OYJ, Class A	299,672	15,732,622

		188,201,465

France — 7.1%
Air Liquide SA	352,107	56,064,647
BioMerieux	119,903	12,223,617
Carrefour SA	2,220,310	42,232,443
Danone SA	516,165	28,306,103
Eurofins Scientific SE(b)	79,698	5,716,719
Getlink SE	622,424	10,527,534
Hermes International	10,198	19,085,650
Ipsen SA	146,082	15,343,722
La Francaise des Jeux SAEM(c)	387,497	16,580,219
L’Oreal SA	120,255	49,654,685
Orange SA	7,725,745	81,759,633
Pernod Ricard SA	167,551	34,688,078
Sanofi	1,162,408	113,828,134
SEB SA	165,731	17,331,483
Thales SA	60,137	7,953,679
TotalEnergies SE	257,009	15,888,491

		527,184,837

Germany — 3.4%
Beiersdorf AG	381,369	46,365,930
Deutsche Boerse AG	139,279	24,922,902
Deutsche Telekom AG, Registered	2,509,316	55,904,549
Henkel AG & Co. KGaA	46,253	3,090,544
Merck KGaA	256,536	53,546,293
Symrise AG	561,579	59,701,272

Security	Shares	Value

Germany (continued)
Telefonica Deutschland Holding AG	1,645,708	$4,847,222

		248,378,712

Hong Kong — 7.9%
BOC Hong Kong Holdings Ltd.	15,764,500	55,095,148
CK Infrastructure Holdings Ltd.	5,277,000	29,358,863
CLP Holdings Ltd.	9,469,500	70,357,714
Hang Seng Bank Ltd.	6,105,100	101,669,532
HK Electric Investments & HK Electric Investments Ltd., Class SS(b)	26,691,000	18,449,691
HKT Trust & HKT Ltd., Class SS	33,740,349	44,205,793
Hong Kong & China Gas Co. Ltd.(b)	14,913,799	14,973,750
Jardine Matheson Holdings Ltd.	672,700	35,757,753
Link REIT	5,651,000	45,232,640
MTR Corp. Ltd.	14,930,248	79,899,328
Power Assets Holdings Ltd.	13,693,500	77,480,113
Sun Hung Kai Properties Ltd.	679,500	9,636,411

		582,116,736

Ireland — 0.7%
Kerry Group PLC, Class A	542,926	50,872,212

Israel — 2.1%
Azrieli Group Ltd.	67,327	4,336,707
Bank Hapoalim BM	4,223,106	38,010,300
Bank Leumi Le-Israel BM	5,114,965	45,202,897
Check Point Software Technologies Ltd.(a)(b)	247,312	31,458,086
ICL Group Ltd.	1,843,428	14,636,147
Isracard Ltd.	2	6
Mizrahi Tefahot Bank Ltd.	570,265	18,836,236

		152,480,379

Italy — 2.3%
Eni SpA	994,803	15,308,254
Ferrari NV	188,385	47,074,429
Infrastrutture Wireless Italiane SpA(c)	2,270,215	24,878,781
Recordati Industria Chimica e Farmaceutica SpA	658,989	28,869,308
Snam SpA	7,125,993	36,296,457
Terna - Rete Elettrica Nazionale	2,148,546	16,998,996

		169,426,225

Japan — 26.9%
Astellas Pharma Inc.	344,200	5,066,669
Bandai Namco Holdings Inc.	122,800	8,212,096
Bridgestone Corp.	471,400	17,598,866
Canon Inc.	2,340,500	51,941,178
Central Japan Railway Co.	158,900	19,381,788
Chiba Bank Ltd. (The)	3,083,100	23,327,977
Chubu Electric Power Co. Inc.	3,388,400	36,496,697
Chugai Pharmaceutical Co. Ltd.	1,017,100	26,368,400
Concordia Financial Group Ltd.	3,286,400	14,441,632
East Japan Railway Co.	747,900	41,701,563
ENEOS Holdings Inc.	8,219,400	29,427,066
Fast Retailing Co. Ltd.	8,400	5,101,818
FUJIFILM Holdings Corp.	517,000	27,360,229
Hamamatsu Photonics KK	86,900	4,643,091
Hankyu Hanshin Holdings Inc.	320,700	9,531,984
Hikari Tsushin Inc.	55,700	7,950,522
Hirose Electric Co. Ltd.	283,200	36,868,188
Idemitsu Kosan Co. Ltd.	1,369,600	34,241,052
ITOCHU Corp.	1,939,400	62,684,933
Itochu Techno-Solutions Corp.	282,400	6,991,518
Japan Post Bank Co. Ltd.	4,101,800	36,443,974
Japan Post Holdings Co. Ltd.	4,952,100	43,476,755

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Tobacco Inc.	1,754,700	$35,781,676
Kao Corp.	169,300	6,843,417
KDDI Corp.	1,283,300	40,094,697
Keio Corp.	410,800	15,078,200
Keisei Electric Railway Co. Ltd.	194,700	5,679,199
Kintetsu Group Holdings Co. Ltd.	987,700	32,164,426
Kirin Holdings Co. Ltd.	335,600	5,171,503
Kobayashi Pharmaceutical Co. Ltd.	143,000	10,266,271
Kyowa Kirin Co. Ltd.	426,000	9,500,203
McDonald’s Holdings Co. Japan Ltd.(b)	877,800	34,679,574
MEIJI Holdings Co. Ltd.	738,300	38,076,109
Mitsubishi Corp.	937,800	31,403,126
Mitsubishi UFJ Financial Group Inc.	4,776,900	34,990,223
Mizuho Financial Group Inc.	5,578,920	87,145,238
MS&AD Insurance Group Holdings Inc.	219,800	7,049,802
NEC Corp.	552,700	19,967,728
Nippon Express Holdings Inc.	68,800	3,992,651
Nippon Prologis REIT Inc.	10,275	23,315,422
Nippon Shinyaku Co. Ltd.	174,500	8,980,838
Nippon Telegraph & Telephone Corp.	2,472,500	74,139,193
Nissin Foods Holdings Co. Ltd.	511,200	39,964,407
Nitori Holdings Co. Ltd.	397,400	52,598,153
Nitto Denko Corp.	54,200	3,503,348
Nomura Research Institute Ltd.	236,900	5,687,394
Obayashi Corp.	1,666,900	12,929,681
Obic Co. Ltd.	197,300	31,632,448
Odakyu Electric Railway Co. Ltd.	737,500	9,696,183
Ono Pharmaceutical Co. Ltd.	1,754,800	38,076,850
Oracle Corp. Japan	108,000	7,398,737
Oriental Land Co. Ltd./Japan	155,900	25,976,034
Osaka Gas Co. Ltd.	1,949,900	31,465,310
Otsuka Corp.	359,900	11,840,543
Otsuka Holdings Co. Ltd.	2,680,200	85,981,910
Pan Pacific International Holdings Corp.	1,333,200	24,655,032
Secom Co. Ltd.	631,600	37,628,051
Sekisui Chemical Co. Ltd.	387,200	5,424,008
Sekisui House Ltd.	1,600,200	30,242,595
Seven & i Holdings Co. Ltd.	217,200	10,254,641
SG Holdings Co. Ltd.	2,053,500	31,688,209
Shionogi & Co. Ltd.	204,700	9,754,874
Shizuoka Financial Group Inc., NVS	4,133,700	35,019,193
SoftBank Corp.	7,643,000	87,451,916
Sumitomo Mitsui Financial Group Inc.	346,700	15,067,951
Suntory Beverage & Food Ltd.	1,013,500	34,223,607
Takeda Pharmaceutical Co. Ltd.	1,379,600	43,370,993
Tobu Railway Co. Ltd.	1,214,700	28,500,625
Tokio Marine Holdings Inc.	748,300	15,672,921
Tokyo Gas Co. Ltd.	1,213,000	25,399,849
Tokyu Corp.	311,000	3,999,268
Trend Micro Inc./Japan(a)	183,900	9,105,628
USS Co. Ltd.	2,003,000	32,945,672
Welcia Holdings Co. Ltd.	918,800	20,535,786
West Japan Railway Co.	394,500	16,521,068
Yakult Honsha Co. Ltd.	402,400	28,726,492
Yamato Holdings Co. Ltd.	595,500	10,419,426

		1,986,936,295

Netherlands — 3.8%
Davide Campari-Milano NV	482,986	5,181,029
Heineken NV	164,160	16,405,970
JDE Peet’s NV	335,863	10,066,799

Security	Shares	Value

Netherlands (continued)
Koninklijke Ahold Delhaize NV	3,410,096	$101,781,009
Koninklijke DSM NV	79,639	10,241,734
Koninklijke KPN NV	7,840,092	26,804,045
OCI NV	106,826	3,636,405
QIAGEN NV(a)	1,314,952	64,147,427
Wolters Kluwer NV	380,988	41,536,462

		279,800,880

New Zealand — 0.6%
Auckland International Airport Ltd.(a)	2,427,502	13,359,844
Fisher & Paykel Healthcare Corp. Ltd.	530,475	8,705,724
Spark New Zealand Ltd.	6,165,805	20,789,460

		42,855,028

Norway — 0.2%
Telenor ASA	1,492,246	15,621,742

Portugal — 0.6%
Jeronimo Martins SGPS SA	2,148,638	46,648,492

Singapore — 4.6%
DBS Group Holdings Ltd.(b)	2,817,000	77,118,956
Oversea-Chinese Banking Corp. Ltd.(b)	5,876,299	58,059,878
Singapore Exchange Ltd.	7,772,700	54,747,141
Singapore Technologies Engineering Ltd.	14,500,800	40,769,598
Singapore Telecommunications Ltd.	11,457,200	21,942,387
United Overseas Bank Ltd.	3,114,800	70,801,360
Venture Corp. Ltd.	877,700	12,394,310

		335,833,630

Spain — 2.4%
Aena SME SA(a)(c)	101,652	15,273,108
Enagas SA	342,777	6,146,434
Endesa SA	976,114	19,460,511
Grifols SA(a)(b)	787,410	10,423,772
Iberdrola SA	2,147,605	25,195,198
Iberdrola SA, NVS	45,371	530,002
Industria de Diseno Textil SA	1,436,498	44,848,628
Naturgy Energy Group SA	364,986	10,351,810
Red Electrica Corp. SA	2,348,586	41,567,375

		173,796,838

Sweden — 0.2%
Telia Co. AB	5,483,487	14,161,875

Switzerland — 14.7%
Alcon Inc.	63,837	4,817,044
Baloise Holding AG, Registered	136,422	22,437,718
Banque Cantonale Vaudoise, Registered	282,489	26,852,575
Barry Callebaut AG, Registered	18,827	39,335,864
BKW AG	162,005	23,296,686
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	942	10,345,721
EMS-Chemie Holding AG, Registered	68,505	51,069,118
Geberit AG, Registered	68,923	39,215,969
Givaudan SA, Registered	18,221	59,076,671
Kuehne + Nagel International AG, Registered	203,287	48,475,119
Lonza Group AG, Registered	6,479	3,695,889
Nestle SA, Registered	874,305	106,673,118
Novartis AG, Registered	1,211,625	109,541,848
Roche Holding AG, Bearer	206,842	75,712,613
Roche Holding AG, NVS	323,708	101,052,047
Schindler Holding AG, Participation Certificates, NVS	104,633	22,301,196
Schindler Holding AG, Registered	198,228	40,099,327

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
SGS SA, Registered	22,171	$54,066,955
Swatch Group AG (The), Registered	137,521	9,036,182
Swiss Prime Site AG, Registered	757,452	67,495,212
Swisscom AG, Registered	189,418	111,918,677
Zurich Insurance Group AG	121,987	60,326,047

		1,086,841,596

United Kingdom — 10.3%
Admiral Group PLC	236,743	6,435,933
AstraZeneca PLC	564,218	73,919,586
BAE Systems PLC	4,812,187	50,941,998
British American Tobacco PLC	248,135	9,511,957
Bunzl PLC	655,098	24,049,432
Croda International PLC	219,157	18,680,227
DCC PLC	113,045	6,438,806
Diageo PLC	161,730	7,071,817
GSK PLC	4,720,553	82,916,584
Halma PLC	126,163	3,358,967
Hikma Pharmaceuticals PLC	726,865	15,376,175
HSBC Holdings PLC	8,302,630	61,176,649
J Sainsbury PLC	8,548,719	27,724,177
National Grid PLC	6,939,177	88,217,022
Reckitt Benckiser Group PLC	778,126	55,449,959
RELX PLC	1,595,830	47,410,357
Rio Tinto PLC	92,914	7,275,280
Sage Group PLC (The)	725,632	6,971,632
Severn Trent PLC	557,963	19,417,605
Tesco PLC	15,273,828	46,422,962
Unilever PLC	1,655,317	84,254,072
United Utilities Group PLC	1,081,881	14,156,484

		757,177,681

Total Long-Term Investments — 99.4% (Cost: $7,200,215,243)		7,334,497,854

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f)	20,100,937	$20,112,998
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(d)(e)	1,360,000	1,360,000

Total Short-Term Securities — 0.3% (Cost: $21,468,283)		21,472,998

Total Investments — 99.7% (Cost: $7,221,683,526)		7,355,970,852

Other Assets Less Liabilities — 0.3%		21,471,997

Net Assets — 100.0%		$7,377,442,849

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,760,113	$17,344,661	(a)	$—	$4,172	$4,052	$20,112,998	20,100,937	$37,511	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	980,000	380,000	(a)	—	—	—	1,360,000	1,360,000	50,213		1

					$4,172	$4,052	$21,472,998		$87,724		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Min Vol Factor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	74	03/09/23	$11,290	$306,977
SPI 200 Index	62	03/16/23	8,173	364,405
Euro STOXX 50 Index	161	03/17/23	7,335	465,810
FTSE 100 Index	65	03/17/23	6,234	237,738
2-Year U.S. Treasury Note	39	03/31/23	8,024	16,400

				$1,391,330

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,374,930	$—	$16,400	$—	$1,391,330

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$2,772,130	$—	$(244,070)	$—	$2,528,060

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$488,927	$—	$33,218	$—	$522,145

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts

Average notional value of contracts — long	$43,497,002

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$305,884,458	$—	$305,884,458
Belgium	—	119,967,183	—	119,967,183
Denmark	—	250,311,590	—	250,311,590
Finland	—	188,201,465	—	188,201,465
France	—	527,184,837	—	527,184,837

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI EAFE Min Vol Factor ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Germany	$—	$248,378,712	$—	$248,378,712
Hong Kong	—	582,116,736	—	582,116,736
Ireland	—	50,872,212	—	50,872,212
Israel	31,458,086	121,022,293	—	152,480,379
Italy	—	169,426,225	—	169,426,225
Japan	—	1,986,936,295	—	1,986,936,295
Netherlands	—	279,800,880	—	279,800,880
New Zealand	—	42,855,028	—	42,855,028
Norway	—	15,621,742	—	15,621,742
Portugal	—	46,648,492	—	46,648,492
Singapore	—	335,833,630	—	335,833,630
Spain	—	173,796,838	—	173,796,838
Sweden	—	14,161,875	—	14,161,875
Switzerland	—	1,086,841,596	—	1,086,841,596
United Kingdom	—	757,177,681	—	757,177,681
Short-Term Securities
Money Market Funds	21,472,998	—	—	21,472,998

	$52,931,084	$7,303,039,768	$—	$7,355,970,852

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,374,930	$—	$1,374,930
Interest Rate Contracts	16,400	—	—	16,400

	$16,400	$1,374,930	$—	1,391,330

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.8%
Aurizon Holdings Ltd.	22,824	$59,657
BlueScope Steel Ltd.	4,888	66,655
Brambles Ltd.	12,744	108,369
Computershare Ltd.	5,688	95,797
Dexus	11,368	65,912
Endeavour Group Ltd./Australia	15,840	74,378
GPT Group (The)	24,336	78,886
IDP Education Ltd.	2,664	59,283
James Hardie Industries PLC	4,680	105,012
Medibank Pvt Ltd.	28,712	59,815
Mirvac Group	48,960	79,100
REA Group Ltd.	648	58,107
Rio Tinto Ltd.	7,560	678,414
Sonic Healthcare Ltd.	4,536	101,595
South32 Ltd.	46,800	150,178
Stockland	26,568	74,238
Treasury Wine Estates Ltd.	8,496	87,515
Vicinity Ltd.	48,744	71,315
WiseTech Global Ltd.	1,757	76,183

		2,150,409

Austria — 0.0%
voestalpine AG	1,389	46,152

Belgium — 0.0%
Sofina SA	216	51,315

Brazil — 0.6%
BB Seguridade Participacoes SA	15,192	113,065
Cia. de Saneamento Basico do Estado de Sao Paulo	7,056	77,367
Hypera SA	8,424	77,000
Petroleo Brasileiro SA	73,368	425,787
Telefonica Brasil SA	9,821	80,908
Tim SA	9,576	22,241

		796,368

Canada — 4.5%
Alimentation Couche-Tard Inc.	16,272	743,063
ARC Resources Ltd.	7,056	81,985
BRP Inc.	504	42,057
CAE Inc.(a)	3,384	76,426
Canadian Tire Corp. Ltd., Class A, NVS	792	94,167
CCL Industries Inc., Class B, NVS	1,584	74,084
CGI Inc.(a)	4,176	357,920
Constellation Software Inc./Canada	396	699,639
Descartes Systems Group Inc. (The)(a)	1,080	78,816
Dollarama Inc.	2,808	167,925
Element Fleet Management Corp.	4,608	65,109
George Weston Ltd.	1,445	185,894
Gildan Activewear Inc.	2,088	65,470
iA Financial Corp. Inc.	1,368	84,442
Imperial Oil Ltd.	4,453	243,375
Loblaw Companies Ltd.	3,456	309,613
Lundin Mining Corp.	8,496	64,300
Magna International Inc.	5,760	373,942
Nutrien Ltd.	11,016	911,880
Open Text Corp.	2,664	89,357
RioCan REIT	2,592	44,961
Ritchie Bros Auctioneers Inc.	1,224	74,017
Saputo Inc.	2,808	77,410
TFI International Inc.	864	96,228

Security	Shares	Value

Canada (continued)
Toromont Industries Ltd.	936	$74,772
Tourmaline Oil Corp.	3,312	154,355
West Fraser Timber Co. Ltd.	648	56,343
WSP Global Inc.	1,296	165,274

		5,552,824

Chile — 0.0%
Cencosud SA	30,096	54,056

China — 7.2%
360 DigiTech Inc.	1,512	36,485
Agricultural Bank of China Ltd., Class A	115,200	49,665
Anhui Gujing Distillery Co. Ltd., Class B	7,200	123,115
Autohome Inc., ADR	1,080	37,649
Bank of China Ltd., Class H	1,584,000	602,973
Bank of Communications Co. Ltd., Class A	57,600	41,406
Bank of Communications Co. Ltd., Class H	216,000	133,509
Beijing Tongrentang Co. Ltd., Class A	7,200	50,378
CGN Power Co. Ltd., Class H(b)	288,000	67,294
China CITIC Bank Corp. Ltd., Class H	216,000	104,209
China Coal Energy Co. Ltd., Class H	72,000	57,778
China Conch Venture Holdings Ltd.	36,000	76,395
China Construction Bank Corp., Class H	2,016,000	1,304,938
China Everbright Bank Co. Ltd., Class A	108,000	49,157
China Gas Holdings Ltd.	71,600	111,468
China Hongqiao Group Ltd.	72,000	83,745
China Longyuan Power Group Corp. Ltd., Class H	72,000	99,392
China National Building Material Co. Ltd., Class H	74,000	67,899
China Oilfield Services Ltd., Class H	44,000	53,329
China Overseas Land & Investment Ltd.	78,000	210,621
China Petroleum & Chemical Corp., Class A	14,400	9,660
China Petroleum & Chemical Corp., Class H	576,000	311,022
China Railway Group Ltd., Class A	36,000	30,449
China Railway Group Ltd., Class H	72,000	39,278
China Renewable Energy Investment Ltd.(c)	659	—
China Resources Gas Group Ltd.	29,200	122,793
China Shenhua Energy Co. Ltd., Class A	7,200	30,339
China Shenhua Energy Co. Ltd., Class H	72,000	224,109
China Tower Corp. Ltd., Class H(b)	1,008,000	114,530
China United Network Communications Ltd., Class A	86,400	67,012
CITIC Ltd.	144,000	168,505
CRRC Corp. Ltd., Class A	72,000	57,136
CRRC Corp. Ltd., Class H	152,000	68,896
CSPC Pharmaceutical Group Ltd.	144,000	164,189
Dali Foods Group Co. Ltd.(b)	108,000	48,160
Daqin Railway Co. Ltd., Class A	36,000	35,752
Daqo New Energy Corp., ADR(a)	713	32,449
Dongfeng Motor Group Co. Ltd., Class H	144,000	85,855
ENN Energy Holdings Ltd.	14,400	216,961
Fosun International Ltd.	72,000	66,848
Foxconn Industrial Internet Co. Ltd., Class A	43,200	60,974
GF Securities Co. Ltd., Class H	43,200	70,743
Guangdong Investment Ltd.	144,000	156,444
Huizhou Desay Sv Automotive Co. Ltd., Class A	800	15,622
Industrial & Commercial Bank of China Ltd., Class A	79,200	50,701
Industrial & Commercial Bank of China Ltd., Class H	1,152,000	616,226
Inner Mongolia Yitai Coal Co. Ltd., Class B	21,600	32,464
Jiangsu Expressway Co. Ltd., Class H	22,000	21,667
Jiumaojiu International Holdings Ltd.(b)	9,000	23,060
Jizhong Energy Resources Co. Ltd.	2,500	2,444
Kingboard Holdings Ltd.	21,000	85,782

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Kunlun Energy Co. Ltd.	144,000	$113,566
Lenovo Group Ltd.	144,000	115,498
Lufax Holding Ltd., ADR	18,648	56,876
Metallurgical Corp. of China Ltd., Class A	57,600	28,815
People’s Insurance Co. Group of China Ltd. (The), Class H	288,000	97,092
PetroChina Co. Ltd., Class A	21,600	16,612
PetroChina Co. Ltd., Class H	432,000	231,098
PICC Property & Casualty Co. Ltd., Class H	144,000	135,382
Shaanxi Coal Industry Co. Ltd., Class A	21,600	62,656
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	57,600	95,753
Shanghai Baosight Software Co. Ltd., Class B	13,680	42,878
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	21,600	17,310
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	28,800	50,780
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	8,200	33,053
Sinopharm Group Co. Ltd., Class H	28,800	70,589
Tongcheng Travel Holdings Ltd.(a)	28,800	65,255
Vipshop Holdings Ltd., ADR(a)	4,896	75,741
Want Want China Holdings Ltd.	144,000	93,787
Yankuang Energy Group Co. Ltd., Class H	32,000	102,914
Yuexiu Property Co. Ltd.	9,800	14,256
Yum China Holdings Inc.	9,000	554,490
Zhaojin Mining Industry Co. Ltd., Class H(a)	14,000	16,111
Zhuzhou Kibing Group Co. Ltd., Class A	14,400	25,684
ZTO Express Cayman Inc., ADR	9,288	264,801

		8,772,472

Denmark — 0.3%
AP Moller - Maersk A/S, Class A	72	153,428
Demant A/S(a)	1,368	38,724
Pandora A/S	1,211	100,841
Rockwool A/S, Class B	119	34,119

		327,112

Finland — 0.1%
Orion OYJ, Class B	1,296	69,433

France — 1.7%
Arkema SA	648	65,570
BioMerieux	432	44,041
Bollore SE	10,584	59,221
Bouygues SA	1,800	59,299
Carrefour SA	5,832	110,930
Cie. de Saint-Gobain	9,936	570,636
Cie. Generale des Etablissements Michelin SCA	12,960	409,793
Covivio	702	48,188
Dassault Aviation SA	360	61,475
Eiffage SA	368	39,306
Eurazeo SE	648	45,455
Gecina SA	620	73,439
Ipsen SA	504	52,938
Klepierre SA	2,502	63,502
La Francaise des Jeux SAEM(b)	1,296	55,453
Publicis Groupe SA	2,442	172,258
Valeo	2,467	53,916
Vivendi SE	7,584	81,450

		2,066,870

Germany — 1.1%
Brenntag SE	1,656	123,617
Continental AG	1,193	83,767
Fresenius SE & Co. KGaA	8,424	244,135

Security	Shares	Value

Germany (continued)
GEA Group AG	1,656	$74,719
Hannover Rueck SE	1,152	233,935
HeidelbergCement AG	1,152	79,047
Henkel AG & Co. KGaA	1,944	129,895
Nemetschek SE	792	42,344
Rational AG	72	47,360
Rheinmetall AG	504	117,763
Telefonica Deutschland Holding AG	15,264	44,958
United Internet AG, Registered	1,152	26,745
Volkswagen AG	504	88,220

		1,336,505

Greece — 0.1%
FF Group(a)(c)	165	—
Hellenic Telecommunications Organization SA	4,472	70,498
JUMBO SA	1,080	19,394

		89,892

Hong Kong — 1.1%
Chow Tai Fook Jewellery Group Ltd.	43,200	92,477
CK Asset Holdings Ltd.	48,500	310,085
CK Hutchison Holdings Ltd.	61,000	388,201
Henderson Land Development Co. Ltd.	30,000	110,820
Jardine Matheson Holdings Ltd.	3,800	201,991
Power Assets Holdings Ltd.	22,000	124,480
Swire Properties Ltd.	28,800	80,944
WH Group Ltd.(b)	108,000	66,513

		1,375,511

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	4,192	31,327
Richter Gedeon Nyrt	1,872	42,273

		73,600

India — 2.8%
ABB India Ltd.	720	25,057
ACC Ltd.	1,080	26,045
Adani Enterprises Ltd.	5,400	196,936
Adani Total Gas Ltd.	5,733	148,106
Adani Transmission Ltd.(a)	5,616	122,312
Ambuja Cements Ltd.	7,488	36,839
Balkrishna Industries Ltd.	1,152	31,363
Bharat Electronics Ltd.	46,368	53,951
Cipla Ltd.	10,296	128,347
Coal India Ltd.	28,728	79,299
Colgate-Palmolive India Ltd.	2,304	40,938
Container Corp. of India Ltd.	4,824	37,152
Dr. Reddy’s Laboratories Ltd.	2,520	133,646
Eicher Motors Ltd.	2,745	109,735
GAIL India Ltd.	54,144	63,151
Havells India Ltd.	3,168	45,874
HCL Technologies Ltd.	21,024	289,913
Hero MotoCorp Ltd.	1,440	48,759
ITC Ltd.	62,502	269,735
Jindal Steel & Power Ltd.	5,400	38,735
LTIMindtree Ltd.(b)	1,142	61,378
Marico Ltd.	8,136	49,597
NTPC Ltd.	70,632	147,937
Oil & Natural Gas Corp. Ltd.	50,976	90,832
Page Industries Ltd.	72	35,288
Power Grid Corp. of India Ltd.	56,448	149,799
Shriram Finance Ltd.	2,338	36,883
Siemens Ltd.	2,088	74,832

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
SRF Ltd.	2,160	$57,828
Sun Pharmaceutical Industries Ltd.	20,952	265,282
Tata Elxsi Ltd.	360	29,358
Tata Steel Ltd.	137,016	201,789
Tech Mahindra Ltd.	12,168	151,936
Torrent Pharmaceuticals Ltd.	1,584	29,499
United Spirits Ltd.(a)	4,536	42,723
Varun Beverages Ltd.	4,392	61,683
Vedanta Ltd.	16,344	66,781

		3,479,318

Indonesia — 0.2%
Adaro Energy Indonesia Tbk PT	302,400	59,919
Indah Kiat Pulp & Paper Tbk PT	50,400	28,086
Indofood Sukses Makmur Tbk PT	144,000	64,714
Sumber Alfaria Trijaya Tbk PT	223,200	42,192
Unilever Indonesia Tbk PT	172,800	53,789

		248,700

Israel — 0.0%
Tower Semiconductor Ltd.(a)	1,224	51,488

Italy — 0.2%
DiaSorin SpA	360	46,864
Moncler SpA	2,088	130,683
Recordati Industria Chimica e Farmaceutica SpA	1,656	72,547

		250,094

Japan — 7.0%
AGC Inc.	3,800	140,014
Astellas Pharma Inc.	36,000	529,925
Azbil Corp.	2,400	67,676
Bridgestone Corp.	7,200	268,799
Brother Industries Ltd.	7,200	111,832
Canon Inc.	21,600	479,355
Daito Trust Construction Co. Ltd.	1,200	118,582
Fuji Electric Co. Ltd.	1,500	60,717
FUJIFILM Holdings Corp.	7,200	381,032
Fujitsu Ltd.	3,900	555,279
Hakuhodo DY Holdings Inc.	7,200	77,813
Honda Motor Co. Ltd.	36,000	890,514
Iida Group Holdings Co. Ltd.	7,200	120,027
Inpex Corp.	5,200	57,141
Isuzu Motors Ltd.	7,200	91,047
Kajima Corp.	7,200	88,425
Marubeni Corp.	28,800	353,335
Mazda Motor Corp.	7,200	57,312
MEIJI Holdings Co. Ltd.	2,000	103,145
MISUMI Group Inc.	2,200	55,368
Mitsubishi Electric Corp.	43,200	476,097
NEC Corp.	2,200	79,481
NGK Insulators Ltd.	7,200	99,657
Nippon Telegraph & Telephone Corp.	24,100	722,651
NTT Data Corp.	14,400	223,364
Obayashi Corp.	7,200	55,848
Oji Holdings Corp.	14,400	59,512
Ono Pharmaceutical Co. Ltd.	4,300	93,304
Otsuka Holdings Co. Ltd.	8,300	266,267
Panasonic Holdings Corp.	43,200	400,610
Ricoh Co. Ltd.	7,200	55,891
Rohm Co. Ltd.	1,000	80,132
SCSK Corp.	7,200	117,269
Sekisui Chemical Co. Ltd.	7,200	100,860

Security	Shares	Value

Japan (continued)
Sekisui House Ltd.	14,400	$272,149
Shizuoka Financial Group Inc., NVS	7,200	60,996
Subaru Corp.	7,200	118,308
Sumitomo Electric Industries Ltd.	7,200	86,516
Tokyo Gas Co. Ltd.	7,200	150,766
Toppan Inc.	7,200	116,008
Toray Industries Inc.	14,400	88,474
Toyota Tsusho Corp.	5,500	232,882
USS Co. Ltd.	2,600	42,765

		8,607,145

Kuwait — 0.1%
Mobile Telecommunications Co. KSCP	42,336	77,012

Malaysia — 0.1%
Petronas Gas Bhd	21,600	85,170
Telekom Malaysia Bhd	36,000	44,162

		129,332

Mexico — 0.1%
Grupo Financiero Inbursa SAB de CV, Class O(a)	50,400	108,399

Netherlands — 1.9%
ABN AMRO Bank NV, CVA(b)	4,104	68,116
Aegon NV	21,240	117,155
AerCap Holdings NV(a)(d)	1,584	100,125
ASM International NV	504	170,456
EXOR NV, NVS(a)	1,080	85,848
Heineken Holding NV	1,872	154,563
IMCD NV	576	91,314
Koninklijke Ahold Delhaize NV	20,736	618,907
Koninklijke KPN NV	34,367	117,495
NN Group NV	2,736	118,874
OCI NV	1,296	44,117
Randstad NV	1,080	69,226
Wolters Kluwer NV	5,256	573,025

		2,329,221

Norway — 0.2%
Kongsberg Gruppen ASA	1,368	54,462
Norsk Hydro ASA	14,247	115,513
Orkla ASA	9,504	70,954
Yara International ASA	1,368	60,782

		301,711

Philippines — 0.1%
Metropolitan Bank & Trust Co.	22,320	23,450
PLDT Inc.	2,160	53,532

		76,982

Poland — 0.0%
Cyfrowy Polsat SA	6,984	29,655
PGE Polska Grupa Energetyczna SA(a)	10,224	17,704

		47,359

Qatar — 0.2%
Barwa Real Estate Co.	20,717	16,110
Industries Qatar QSC	26,928	103,725
Ooredoo QPSC	12,620	30,829
Qatar Electricity & Water Co. QSC	7,848	38,094

		188,758

Russia — 0.0%
Alrosa PJSC(a)(c)	59,760	9
PhosAgro PJSC(c)	1,025	—
PhosAgro PJSC, GDR(c)	1	—

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
PhosAgro PJSC, New(c)	20	$—
United Co. RUSAL International PJSC(a)(c)	70,560	10

		19

Saudi Arabia — 0.9%
Advanced Petrochemical Co.	2,927	36,914
Almarai Co. JSC	5,400	80,027
Arab National Bank	12,528	92,620
Bank AlBilad(a)	9,648	115,858
Banque Saudi Fransi	11,880	129,906
Bupa Arabia for Cooperative Insurance Co.	720	30,038
Dr Sulaiman Al Habib Medical Services Group Co.	2,016	126,006
Etihad Etisalat Co.	6,336	59,858
Jarir Marketing Co.	602	24,197
Mouwasat Medical Services Co.	504	27,747
Reinet Investments SCA	2,448	46,359
Riyad Bank	28,008	231,021
Saudi Investment Bank (The)	6,336	30,439
Saudi Research & Media Group(a)	288	14,439
Yanbu National Petrochemical Co.	3,456	40,954

		1,086,383

Singapore — 0.3%
Singapore Exchange Ltd.	15,800	111,287
Venture Corp. Ltd.	7,200	101,674
Wilmar International Ltd.	36,000	111,925

		324,886

South Africa — 0.4%
Anglo American Platinum Ltd.	720	53,547
Aspen Pharmacare Holdings Ltd.	4,032	35,178
Exxaro Resources Ltd.	3,528	44,276
Foschini Group Ltd. (The)	3,384	21,153
Growthpoint Properties Ltd.	30,960	24,946
Kumba Iron Ore Ltd.	1,296	39,683
Mr. Price Group Ltd.	3,744	35,430
Nedbank Group Ltd.	5,328	68,949
Pepkor Holdings Ltd.(b)	16,488	19,473
Remgro Ltd.	6,333	50,955
Vodacom Group Ltd.	10,584	74,383

		467,973

South Korea — 1.7%
CJ CheilJedang Corp.	144	40,401
Coway Co. Ltd.	1,152	52,241
DB Insurance Co. Ltd.	720	38,370
E-MART Inc.(a)	288	24,476
F&F Co. Ltd./New	360	44,659
GS Holdings Corp.(a)	360	12,936
Hankook Tire & Technology Co. Ltd.	1,296	34,201
Hanmi Pharm Co. Ltd.	220	45,962
Hyundai Engineering & Construction Co. Ltd.	1,224	38,053
Hyundai Glovis Co. Ltd.	216	29,232
Hyundai Mobis Co. Ltd.	1,296	216,700
Kia Corp.	5,256	286,357
Korea Zinc Co. Ltd.	216	95,134
KT&G Corp.(a)	2,232	167,426
Kumho Petrochemical Co. Ltd.	216	25,979
LG Corp.	1,944	130,917
LG Innotek Co. Ltd.	216	48,122
Lotte Shopping Co. Ltd.	216	16,553
POSCO Holdings Inc.	1,440	353,847
S-1 Corp.	288	13,475

Security	Shares	Value

South Korea (continued)
Samsung Electro-Mechanics Co. Ltd.	1,296	$151,364
Samsung Fire & Marine Insurance Co. Ltd.	576	94,975
Samsung SDS Co. Ltd.	648	66,080
Woori Financial Group Inc.	10,440	108,898

		2,136,358

Spain — 0.1%
Corp. ACCIONA Energias Renovables SA	1,152	47,110
Red Electrica Corp. SA	2,260	39,999

		87,109

Sweden — 0.4%
Getinge AB, Class B	2,520	56,770
Husqvarna AB, Class B	4,968	42,267
Investment AB Latour, Class B	2,376	50,131
Investor AB, Class A	8,856	176,753
L E Lundbergforetagen AB, Class B	792	36,675
Sagax AB, Class B	2,376	59,103
Volvo AB, Class A	2,952	61,324

		483,023

Switzerland — 1.7%
BKW AG	360	51,769
Coca-Cola HBC AG, Class DI	2,304	55,990
Roche Holding AG, Bearer	576	210,839
Schindler Holding AG, Registered	432	87,389
Sonova Holding AG, Registered	1,141	285,332
Swatch Group AG (The), Bearer	360	130,345
Swisscom AG, Registered	504	297,791
TE Connectivity Ltd.	6,624	842,242
VAT Group AG(b)	360	112,069

		2,073,766

Taiwan — 0.5%
Compal Electronics Inc.	144,000	108,703
Far Eastern New Century Corp.	72,000	78,691
Inventec Corp.	72,000	60,696
Lite-On Technology Corp.	36,000	79,995
Pegatron Corp.	42,000	90,537
Pou Chen Corp.	72,000	82,609
Shanghai Commercial & Savings Bank Ltd. (The)	77,278	120,101
Winbond Electronics Corp.	36,000	26,081

		647,413

Thailand — 0.2%
Bumrungrad Hospital PCL, NVDR	10,700	70,518
PTT Exploration & Production PCL, NVDR	36,000	187,923

		258,441

Turkey — 0.2%
Akbank TAS	34,848	31,575
BIM Birlesik Magazalar AS	5,544	36,762
Ford Otomotiv Sanayi AS	1,800	48,958
Turkcell Iletisim Hizmetleri AS	15,336	29,728
Turkiye Is Bankasi AS, Class C	75,456	43,765
Turkiye Sise ve Cam Fabrikalari AS	18,576	39,222
Yapi ve Kredi Bankasi AS	30,384	14,734

		244,744

United Arab Emirates — 0.3%
Abu Dhabi Islamic Bank PJSC	19,440	49,967
Abu Dhabi National Oil Co. for Distribution PJSC	60,768	72,896
Emaar Properties PJSC	53,064	80,632
Emirates Telecommunications Group Co. PJSC	18,360	128,641

		332,136

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 3.8%
3i Group PLC	10,350	$201,926
abrdn PLC	26,331	69,351
Associated British Foods PLC	7,783	178,663
Auto Trader Group PLC(b)	10,008	77,647
Barratt Developments PLC	10,413	59,185
British Land Co. PLC (The)	12,696	69,484
BT Group PLC	142,416	219,419
Burberry Group PLC	4,320	131,591
Coca-Cola Europacific Partners PLC	4,320	242,870
DCC PLC	936	53,313
Haleon PLC(a)	103,337	414,111
Halma PLC	4,176	111,182
Hargreaves Lansdown PLC	3,960	43,596
Hikma Pharmaceuticals PLC	1,944	41,124
Imperial Brands PLC	18,288	458,777
J Sainsbury PLC	16,998	55,126
JD Sports Fashion PLC	35,622	71,800
Kingfisher PLC	22,896	78,989
Land Securities Group PLC	8,429	73,845
Melrose Industries PLC	43,753	77,144
Mondi PLC	4,320	81,466
Pearson PLC	7,140	81,426
Persimmon PLC	2,965	51,785
Rio Tinto PLC	17,496	1,369,958
Sage Group PLC (The)	11,232	107,913
Smiths Group PLC	3,744	79,923
Spirax-Sarco Engineering PLC	792	113,131
Taylor Wimpey PLC	42,644	61,873

		4,676,618

United States — 57.5%
A O Smith Corp.	1,512	102,362
Advance Auto Parts Inc.	576	87,714
Aflac Inc.	12,240	899,640
Agilent Technologies Inc.	6,120	930,730
Akamai Technologies Inc.(a)	1,593	141,697
Albemarle Corp.	1,185	333,518
Allegion PLC	936	110,027
Allstate Corp. (The)	5,544	712,238
Ally Financial Inc.	3,168	102,928
AMERCO	1,350	83,417
American Financial Group Inc./OH	792	112,931
Ameriprise Financial Inc.	2,016	705,842
APA Corp.	3,384	150,013
Apple Inc.	17,286	2,494,197
Arch Capital Group Ltd.(a)	3,888	250,193
Archer-Daniels-Midland Co.	11,088	918,641
Arista Networks Inc.(a)	2,520	317,570
Arrow Electronics Inc.(a)	648	76,134
Aspen Technology Inc.(a)	360	71,550
AutoZone Inc.(a)	432	1,053,583
AvalonBay Communities Inc.	2,808	498,252
Bath & Body Works Inc.	2,376	109,320
Bentley Systems Inc., Class B	2,232	87,160
Best Buy Co. Inc.	2,160	191,635
Biogen Inc.(a)	2,952	858,737
Bio-Techne Corp.	1,800	143,388
Booz Allen Hamilton Holding Corp.	1,366	129,278
BorgWarner Inc.	3,024	142,975
Brown & Brown Inc.	2,520	147,571
Bunge Ltd.	1,584	156,974

Security	Shares	Value

United States (continued)
Cadence Design Systems Inc.(a)	5,616	$1,026,773
Camden Property Trust	1,008	124,196
Capital One Financial Corp.	7,560	899,640
Carlisle Companies Inc.	547	137,220
Cboe Global Markets Inc.	1,055	129,638
CBRE Group Inc., Class A(a)	3,296	281,841
Celanese Corp.	1,152	141,926
CF Industries Holdings Inc.	2,088	176,854
CH Robinson Worldwide Inc.	1,224	122,608
Cigna Corp.	288	91,201
Cincinnati Financial Corp.	1,584	179,230
Cintas Corp.	1,872	830,681
Cisco Systems Inc.	57,008	2,774,579
Citizens Financial Group Inc.	4,968	215,214
Cognex Corp.	1,872	102,473
Cognizant Technology Solutions Corp., Class A	10,440	696,870
Constellation Energy Corp.	3,261	278,359
Cooper Companies Inc. (The)	504	175,861
Corning Inc.	16,467	569,923
Corteva Inc.	14,976	965,203
Darling Ingredients Inc.(a)	1,728	114,549
DENTSPLY SIRONA Inc.	2,448	90,160
Devon Energy Corp.	12,600	796,824
Discover Financial Services	2,880	336,182
Dover Corp.	1,368	207,703
DR Horton Inc.	3,384	333,967
Eastman Chemical Co.	1,326	116,913
Electronic Arts Inc.	5,544	713,402
Elevance Health Inc.	4,896	2,447,951
EOG Resources Inc.	11,880	1,571,130
EPAM Systems Inc.(a)	576	191,606
EQT Corp.	3,456	112,908
Equity Residential	7,056	449,114
Essex Property Trust Inc.	648	146,493
Everest Re Group Ltd.	360	125,888
F5 Inc.(a)	627	92,583
FactSet Research Systems Inc.	432	182,710
Fair Isaac Corp.(a)	238	158,496
Fastenal Co.	5,688	287,528
Fidelity National Financial Inc.	2,808	123,636
First Citizens BancShares Inc./NC, Class A	144	111,986
FleetCor Technologies Inc.(a)	720	150,343
Fortinet Inc.(a)	13,896	727,317
Fortune Brands Home & Security Inc., NVS	1,512	97,539
Fox Corp., Class A, NVS	4,248	144,177
Franklin Resources Inc.	3,168	98,842
Gaming and Leisure Properties Inc.	2,841	152,164
Garmin Ltd.	1,512	149,507
General Motors Co.	25,632	1,007,850
Genuine Parts Co.	1,512	253,744
Globe Life Inc.	936	113,116
Hartford Financial Services Group Inc. (The)	3,240	251,456
HCA Healthcare Inc.	4,680	1,193,728
HEICO Corp.	432	73,850
HEICO Corp., Class A	720	96,250
Henry Schein Inc.(a)	1,440	124,056
Hess Corp.	5,728	860,116
Hewlett Packard Enterprise Co.	13,032	210,206
Hologic Inc.(a)	2,592	210,911
Howmet Aerospace Inc.	3,816	155,273

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
HP Inc.	21,168	$616,836
Hubbell Inc.	576	131,852
Humana Inc.	2,592	1,326,326
Huntington Ingalls Industries Inc.	361	79,615
IDEX Corp.	720	172,570
Intel Corp.	51,624	1,458,894
International Paper Co.	3,384	141,519
Invesco Ltd.	4,680	86,627
Jack Henry & Associates Inc.	748	134,707
JB Hunt Transport Services Inc.	792	149,728
JM Smucker Co. (The)	1,152	176,026
Johnson Controls International PLC	14,040	976,763
Juniper Networks Inc.	3,168	102,326
Keysight Technologies Inc.(a)	1,872	335,743
Knight-Swift Transportation Holdings Inc.	1,512	89,359
Kroger Co. (The)	13,752	613,752
Laboratory Corp. of America Holdings	936	235,984
Lamb Weston Holdings Inc.	1,656	165,418
Lear Corp.	720	104,962
Lennar Corp., Class A	2,591	265,318
Lennox International Inc.	365	95,126
Lincoln National Corp.	2,088	73,978
LKQ Corp.	2,736	161,315
Loews Corp.	1,368	84,105
LPL Financial Holdings Inc.	864	204,872
M&T Bank Corp.	1,728	269,568
Marathon Oil Corp.	6,480	178,006
Masco Corp.	2,247	119,540
Masimo Corp.(a)	576	97,966
MetLife Inc.	13,576	991,320
Mettler-Toledo International Inc.(a)	216	331,111
Micron Technology Inc.	22,176	1,337,213
Microsoft Corp.	5,904	1,463,070
Mid-America Apartment Communities Inc.	1,080	180,058
Molina Healthcare Inc.(a)	603	188,033
Molson Coors Beverage Co., Class B	1,944	102,216
Monolithic Power Systems Inc.	504	214,986
Monster Beverage Corp.(a)	7,992	831,807
Mosaic Co. (The)	3,672	181,911
NetApp Inc.	2,160	143,057
Newell Brands Inc., NVS	3,960	63,202
News Corp., Class A, NVS	3,672	74,395
Nordson Corp.	504	122,623
NRG Energy Inc.	2,448	83,771
Nucor Corp.	5,328	900,539
NVR Inc.(a)	37	194,990
Old Dominion Freight Line Inc.	1,008	335,906
ON Semiconductor Corp.(a)	4,608	338,458
Ovintiv Inc.	2,448	120,515
Owens Corning	1,008	97,423
Packaging Corp. of America	936	133,567
Paychex Inc.	6,624	767,457
Pentair PLC	1,872	103,671
PPL Corp.	14,544	430,502
Principal Financial Group Inc.	2,448	226,562
Public Storage	692	210,603
PulteGroup Inc.	2,304	131,075
Qorvo Inc.(a)	1,152	125,176
Quanta Services Inc.(d)	1,512	230,111
Quest Diagnostics Inc.	1,152	171,049

Security	Shares	Value

United States (continued)
Raymond James Financial Inc.	1,923	$216,857
Regency Centers Corp.	1,640	109,273
Regions Financial Corp.	9,144	215,250
ResMed Inc.	2,952	674,148
Robert Half International Inc.	1,152	96,722
Rollins Inc.	2,330	84,812
RPM International Inc.	1,368	122,997
Seagate Technology Holdings PLC	1,944	131,764
SEI Investments Co.	1,152	71,919
Skyworks Solutions Inc.	1,656	181,614
Snap-on Inc.	504	125,360
State Street Corp.	7,488	683,879
Steel Dynamics Inc.	1,944	234,524
STERIS PLC	1,008	208,162
Synchrony Financial	5,040	185,119
Synopsys Inc.(a)	3,096	1,095,210
T Rowe Price Group Inc.	4,680	545,080
Target Corp.	9,360	1,611,230
Teleflex Inc.	504	122,684
Teradyne Inc.	1,728	175,738
Texas Instruments Inc.	6,696	1,186,598
Texas Pacific Land Corp.	74	147,693
Textron Inc.	2,026	147,594
Tractor Supply Co.	1,152	262,644
Tradeweb Markets Inc., Class A	1,368	101,971
Trimble Inc.(a)	2,952	171,393
Tyson Foods Inc., Class A	5,760	378,720
UGI Corp.	2,088	83,165
Ulta Beauty Inc.(a)	504	259,036
United Rentals Inc.(a)	720	317,484
UnitedHealth Group Inc.	360	179,708
Universal Health Services Inc., Class B	720	106,711
Valero Energy Corp.	7,956	1,114,079
W R Berkley Corp.	2,232	156,552
Walgreens Boots Alliance Inc.	14,400	530,784
Waters Corp.(a)	648	212,920
Webster Financial Corp.	1,944	102,352
West Pharmaceutical Services Inc.	792	210,355
Western Digital Corp.(a)	3,168	139,234
Western Union Co. (The)	4,630	65,607
Westlake Corp.	504	61,866
Westrock Co.	2,592	101,710
Weyerhaeuser Co.	14,760	508,187
Whirlpool Corp.	504	78,417
WW Grainger Inc.	504	297,098
Zebra Technologies Corp., Class A(a)	576	182,120

		70,294,197

Total Common Stocks — 99.5% (Cost: $114,324,626)		121,771,104

Preferred Stocks

Germany — 0.2%
Porsche Automobil Holding SE, Preference Shares, NVS	3,168	189,436

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(c)	145,100	$21

Total Preferred Stocks — 0.2% (Cost: $342,561)		189,457

Total Long-Term Investments — 99.7% (Cost: $114,667,187)		121,960,561

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	252,635	252,786
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	110,000	110,000

Total Short-Term Securities — 0.3% (Cost: $362,761)		362,786

Total Investments — 100.0% (Cost: $115,029,948)		122,323,347

Other Assets Less Liabilities — 0.0%		13,716

Net Assets — 100.0%		$122,337,063

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$534,925	$—	$(282,389	)(a)	$253	$(3)	$252,786	252,635	$780	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,000	—	(80,000	)(a)	—	—	110,000	110,000	2,871		—

					$253	$(3)	$362,786		$3,651		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	2	03/17/23	$212	$13,141
MSCI Emerging Markets Index	1	03/17/23	52	3,852

				$16,993

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Global Multifactor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$16,993	$—	$—	$—	$16,993

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(10,975)	$—	$—	$—	$(10,975)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(21,179)	$—	$—	$—	$(21,179)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$294,378

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$2,150,409	$—	$2,150,409
Austria	—	46,152	—	46,152
Belgium	—	51,315	—	51,315
Brazil	796,368	—	—	796,368
Canada	5,552,824	—	—	5,552,824
Chile	54,056	—	—	54,056
China	1,058,491	7,713,981	—	8,772,472
Denmark	—	327,112	—	327,112
Finland	—	69,433	—	69,433
France	—	2,066,870	—	2,066,870
Germany	—	1,336,505	—	1,336,505
Greece	—	89,892	—	89,892
Hong Kong	—	1,375,511	—	1,375,511
Hungary	—	73,600	—	73,600
India	—	3,479,318	—	3,479,318
Indonesia	—	248,700	—	248,700
Israel	—	51,488	—	51,488
Italy	—	250,094	—	250,094
Japan	—	8,607,145	—	8,607,145
Kuwait	—	77,012	—	77,012
Malaysia	85,170	44,162	—	129,332

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Global Multifactor ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Mexico	$108,399	$—	$—	$108,399
Netherlands	100,125	2,229,096	—	2,329,221
Norway	—	301,711	—	301,711
Philippines	—	76,982	—	76,982
Poland	—	47,359	—	47,359
Qatar	38,094	150,664	—	188,758
Russia	—	—	19	19
Saudi Arabia	46,359	1,040,024	—	1,086,383
Singapore	—	324,886	—	324,886
South Africa	164,323	303,650	—	467,973
South Korea	—	2,136,358	—	2,136,358
Spain	—	87,109	—	87,109
Sweden	—	483,023	—	483,023
Switzerland	842,242	1,231,524	—	2,073,766
Taiwan	—	647,413	—	647,413
Thailand	—	258,441	—	258,441
Turkey	—	244,744	—	244,744
United Arab Emirates	—	332,136	—	332,136
United Kingdom	242,870	4,433,748	—	4,676,618
United States	70,294,197	—	—	70,294,197
Preferred Stocks	—	189,436	21	189,457
Short-Term Securities
Money Market Funds	362,786	—	—	362,786

	$79,746,304	$42,577,003	$40	$122,323,347

Derivative Financial Instruments(a)
Assets
Equity Contracts	$16,993	$—	—	$16,993

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) January 31, 2023	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.5%
Accent Group Ltd.	351,699	$546,916
Ansell Ltd.	123,376	2,465,738
Arena REIT	398,112	1,056,099
Argosy Minerals Ltd.(a)	1,373,328	626,148
AUB Group Ltd.	72,160	1,208,747
Austal Ltd.	390,667	458,458
Australian Clinical Labs Ltd.	118,976	261,191
Australian Ethical Investment Ltd.	98,384	307,746
BWP Trust	563,612	1,567,812
Charter Hall Social Infrastructure REIT	389,664	961,540
Clinuvel Pharmaceuticals Ltd.	46,288	829,763
Credit Corp. Group Ltd.	80,608	1,244,770
CSR Ltd.	565,840	2,117,653
Dexus Industria REIT	256,256	560,038
Eclipx Group Ltd.(a)	327,712	473,358
GrainCorp Ltd., Class A	225,104	1,208,675
Grange Resources Ltd.	609,312	439,673
Growthpoint Properties Australia Ltd.	313,808	724,836
GWA Group Ltd.	257,664	396,244
Hansen Technologies Ltd.	156,640	591,859
Healius Ltd.	489,698	1,117,169
Helia Group Ltd.	442,414	877,127
Imdex Ltd.	416,416	739,418
Integral Diagnostics Ltd.	239,184	541,837
IPH Ltd.	241,120	1,458,426
JB Hi-Fi Ltd.	112,310	3,861,497
Jumbo Interactive Ltd.	64,768	717,405
Lovisa Holdings Ltd.	68,992	1,295,921
Magellan Financial Group Ltd.	161,040	1,023,717
Mayne Pharma Group Ltd.(b)	83,776	179,390
McMillan Shakespeare Ltd.	80,080	801,744
Monadelphous Group Ltd.	107,008	1,054,691
New Hope Corp. Ltd.	442,464	1,833,751
nib holdings Ltd.	442,579	2,467,224
Nick Scali Ltd.	76,042	646,774
NRW Holdings Ltd.	505,120	1,090,407
Objective Corp. Ltd.	23,584	232,539
Perenti Global Ltd.(a)	749,232	665,704
Perseus Mining Ltd.	1,176,912	1,788,056
Platinum Asset Management Ltd.	640,640	978,409
Pro Medicus Ltd.	45,936	2,193,844
PWR Holdings Ltd.	86,416	754,676
Rural Funds Group(b)	455,312	807,480
Seven West Media Ltd.(a)	1,119,536	358,125
Sigma Healthcare Ltd.	1,268,080	569,872
SmartGroup Corp. Ltd.	146,256	586,040
Super Retail Group Ltd.	186,384	1,681,941
Tabcorp Holdings Ltd.	2,636,304	1,960,868
Technology One Ltd.	259,600	2,684,108
Terracom Ltd.	648,736	397,300
Waypoint REIT Ltd.	796,848	1,573,416
Whitehaven Coal Ltd.	674,080	4,008,172

		58,994,312

Austria — 0.0%
Semperit AG Holding(b)	8,624	211,811

Belgium — 0.6%
AGFA-Gevaert NV(a)	147,488	462,298
Econocom Group SA/NV	127,600	395,353

Security	Shares	Value

Belgium (continued)
Intervest Offices & Warehouses NV	25,382	$554,641
Ion Beam Applications	22,176	399,721
Tessenderlo Group SA(a)	17,072	603,730
Van de Velde NV	6,864	232,418
X-Fab Silicon Foundries SE(a)(b)(c)	73,744	645,090

		3,293,251

Canada — 14.1%
Advantage Energy Ltd.(a)	221,408	1,381,148
Aecon Group Inc.	54,560	459,673
Algoma Steel Group Inc.	66,176	555,052
Andlauer Healthcare Group Inc.	16,407	595,833
Artis REIT	64,064	457,411
Athabasca Oil Corp.(a)	690,624	1,520,821
Badger Infrastructure Solutions Ltd.	34,496	821,858
Baytex Energy Corp.(a)	547,712	2,535,723
Birchcliff Energy Ltd.	311,344	1,995,990
Boardwalk REIT	26,752	1,130,358
Calian Group Ltd.	3,696	171,251
Canaccord Genuity Group Inc.	103,136	892,184
Canfor Corp.(a)	73,449	1,391,642
Cardinal Energy Ltd.	159,984	921,031
Cascades Inc.	81,840	566,492
Celestica Inc.(a)	123,552	1,645,441
Centerra Gold Inc.	248,046	1,592,058
CES Energy Solutions Corp.	293,568	639,846
Cogeco Inc.	5,104	227,514
Corby Spirit and Wine Ltd.	14,432	176,692
Corus Entertainment Inc., Class B, NVS	216,304	365,777
Crescent Point Energy Corp.	668,624	4,995,019
Crew Energy Inc.(a)	167,552	580,523
Dream Office REIT	26,752	329,336
Dundee Precious Metals Inc.	185,328	1,210,402
ECN Capital Corp.	270,336	593,274
Enerplus Corp.	275,264	4,884,434
Evertz Technologies Ltd.	32,208	302,097
Extendicare Inc.	92,400	465,976
Finning International Inc.	96,324	2,717,675
Freehold Royalties Ltd.	116,160	1,403,820
Frontera Energy Corp.(a)	66,646	608,081
H&R Real Estate Investment Trust	153,253	1,498,494
Home Capital Group Inc.	47,087	1,501,207
Interfor Corp.(a)	63,888	1,277,712
Kelt Exploration Ltd.(a)	193,072	663,139
Labrador Iron Ore Royalty Corp.	67,408	1,977,328
Lassonde Industries Inc., Class A	3,696	324,586
Linamar Corp.	51,568	2,633,532
Major Drilling Group International Inc.(a)	89,760	744,093
Martinrea International Inc.	80,608	779,696
Morguard Corp.	5,984	527,634
Morguard North American Residential REIT	22,880	312,105
Mullen Group Ltd.	102,784	1,087,670
North West Co. Inc. (The)	56,144	1,529,186
NuVista Energy Ltd.(a)	212,608	1,781,654
Obsidian Energy Ltd.(a)	83,424	553,004
Paramount Resources Ltd., Class A	72,336	1,672,282
Parex Resources Inc.	131,810	2,243,806
Pason Systems Inc.	54,736	649,156
Peyto Exploration & Development Corp.	200,288	1,825,932
Precision Drilling Corp.(a)	16,016	1,276,658
Russel Metals Inc.	74,800	1,822,004

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
ShawCor Ltd.(a)	81,840	$873,419
Sleep Country Canada Holdings Inc.(c)	41,536	808,212
Sprott Inc.	23,241	919,299
Surge Energy Inc.	85,712	628,724
Tamarack Valley Energy Ltd.	394,240	1,428,159
Timbercreek Financial Corp.	96,448	576,274
Topaz Energy Corp.	1,437	22,345
Torex Gold Resources Inc.(a)	99,325	1,365,341
Transcontinental Inc., Class A	84,832	948,068
Trican Well Service Ltd.(a)	254,144	657,063
Uni-Select Inc.(a)	46,288	1,380,412
Vermilion Energy Inc.	191,136	2,930,498
Westshore Terminals Investment Corp.	47,344	872,122
Winpak Ltd.	31,856	995,029

		79,220,275

Denmark — 1.1%
cBrain A/S	8,624	194,456
D/S Norden A/S	26,048	1,404,127
Matas A/S	47,696	519,041
Per Aarsleff Holding A/S	20,768	861,957
Scandinavian Tobacco Group A/S, Class A(c)	65,472	1,137,917
Solar A/S, Class B	6,336	585,396
Spar Nord Bank A/S	101,024	1,609,197

		6,312,091

Finland — 0.4%
F-Secure OYJ(a)	130,064	415,214
Marimekko OYJ	30,800	308,793
Oriola OYJ, Class B	133,936	251,321
Rovio Entertainment OYJ(c)	48,576	388,677
Talenom OYJ	26,928	266,108
Uponor OYJ	51,920	924,669

		2,554,782

France — 5.6%
ABC arbitrage	46,640	328,566
AKWEL(b)	10,560	180,930
Aubay	8,976	462,487
Beneteau SA	44,352	726,982
Boiron SA	5,104	232,773
Bonduelle SCA	14,256	191,533
Carmila SA	68,640	1,036,058
Chargeurs SA	22,704	379,394
Coface SA(a)	123,200	1,722,691
Derichebourg SA	94,512	648,659
Equasens	3,696	298,134
Eramet SA	9,152	914,679
Esker SA	6,336	1,057,907
Etablissements Maurel et Prom SA	72,160	289,963
Euroapi SA(a)(b)	61,072	980,314
Eutelsat Communications SA(b)	202,752	1,550,523
Fnac Darty SA	18,656	692,387
IPSOS	46,464	3,011,219
Maisons du Monde SA(c)	34,144	419,899
Manitou BF SA(b)	11,440	335,799
Mercialys SA	89,584	994,903
Mersen SA	20,416	906,312
Metropole Television SA	30,624	487,748
Quadient SA	39,776	701,476
Rubis SCA	109,296	3,058,680
Seche Environnement SA, NVS	2,288	249,238

Security	Shares	Value

France (continued)
SMCP SA(a)(c)	48,400	$384,139
Societe BIC SA	28,864	2,095,692
Sopra Steria Group SACA	18,128	3,015,104
Television Francaise 1	51,040	408,214
Trigano SA	8,448	1,177,605
Vicat SA	19,184	535,686
Vilmorin & Cie. SA	6,864	345,127
Virbac SA	4,070	1,235,140
Wavestone	9,856	517,370

		31,573,331

Germany — 3.6%
ADVA Optical Networking SE(a)	20,416	499,393
AURELIUS Equity Opportunities SE & Co. KGaA(b)	31,856	545,770
Basler AG	10,424	385,853
Bertrandt AG	6,512	318,412
Borussia Dortmund GmbH & Co. KGaA(a)	79,200	353,425
Cewe Stiftung & Co. KGaA	6,512	645,450
Deutz AG	134,816	736,931
Draegerwerk AG & Co. KGaA	3,344	134,875
Elmos Semiconductor SE	9,328	633,720
ElringKlinger AG	29,085	253,156
GFT Technologies SE	20,592	859,789
Heidelberger Druckmaschinen AG(a)	310,464	638,210
Hornbach Holding AG & Co. KGaA	9,328	826,361
Indus Holding AG	23,056	609,581
K+S AG, Registered	224,659	5,377,537
Kloeckner & Co. SE	87,648	926,216
PVA TePla AG(a)	23,232	554,170
Salzgitter AG(b)	35,552	1,450,923
Software AG(b)	51,744	1,442,133
Stratec SE	7,744	705,404
Takkt AG	39,424	609,587
Vitesco Technologies Group AG(a)	23,408	1,622,508

		20,129,404

Hong Kong — 2.7%
Chow Sang Sang Holdings International Ltd.	464,000	707,104
CITIC Telecom International Holdings Ltd.	1,958,000	697,467
Cowell e Holdings Inc.(a)	356,000	699,630
Dah Sing Banking Group Ltd.	426,400	344,789
Dah Sing Financial Holdings Ltd.(b)	176,800	468,604
E-Commodities Holdings Ltd.	1,424,000	300,355
Far East Consortium International Ltd.	1,341,900	351,305
First Pacific Co. Ltd.	2,844,000	991,799
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,780,000	308,681
K Wah International Holdings Ltd.	1,068,000	397,515
Luk Fook Holdings International Ltd.	372,000	1,290,086
Pacific Basin Shipping Ltd.	6,260,000	2,209,087
Pacific Textiles Holdings Ltd.	1,068,000	384,482
PAX Global Technology Ltd.	888,000	839,294
Perfect Medical Health Management Ltd.	534,000	313,434
Prosperity REIT	1,424,000	414,301
SmarTone Telecommunications Holdings Ltd.	356,000	239,586
Stella International Holdings Ltd.	623,000	628,470
Sun Hung Kai & Co. Ltd.	712,000	304,281
Sunlight REIT	1,246,000	551,733
Texhong Textile Group Ltd.	268,500	245,272
United Laboratories International Holdings Ltd. (The)	1,072,000	709,711
VSTECS Holdings Ltd.	712,000	445,486

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
VTech Holdings Ltd.	195,800	$1,294,394

		15,136,866

Ireland — 0.2%
Greencore Group PLC(a)	593,472	584,232
Origin Enterprises PLC	133,232	603,996

		1,188,228

Israel — 0.4%
Carasso Motors Ltd.	32,736	208,880
Equital Ltd.(a)	2	46
IDI Insurance Co. Ltd.	8,976	214,598
Isracard Ltd.	239,008	805,700
Ituran Location and Control Ltd.	18,657	409,521
Mehadrin Ltd.(a)	1	24
Naphtha Israel Petroleum Corp. Ltd.(a)	31,680	162,755
Tremor International Ltd.(a)(b)	100,496	408,037

		2,209,561

Italy — 1.0%
Banca IFIS SpA	34,672	580,660
Biesse SpA	17,072	275,208
Danieli & C Officine Meccaniche SpA	14,784	383,119
Digital Bros. SpA	5,984	141,563
El.En. SpA	51,216	798,959
Esprinet SpA	29,392	233,089
Iren SpA	624,800	1,131,569
OVS SpA(c)	252,784	608,610
Pharmanutra SpA	4,048	259,573
RAI Way SpA(c)	93,280	532,751
SOL SpA	33,968	749,531

		5,694,632

Japan — 27.0%
Adastria Co. Ltd.	35,200	594,053
Ai Holdings Corp.	35,200	594,641
Aichi Corp.	35,200	210,853
Aida Engineering Ltd.	52,800	331,525
Alpha Systems Inc.	3,300	106,980
Alps Alpine Co. Ltd.	228,800	2,344,281
AOKI Holdings Inc.	35,200	185,597
Arata Corp.	17,600	570,836
Arcs Co. Ltd.	52,800	892,280
Argo Graphics Inc.	17,600	550,378
Axial Retailing Inc.	18,400	498,868
Belc Co. Ltd.	9,900	426,562
Belluna Co. Ltd.	52,800	283,849
BML Inc.	23,000	571,924
Bunka Shutter Co. Ltd.	52,800	472,964
C.I. Takiron Corp.	35,800	144,270
Canon Electronics Inc.	17,600	231,296
Canon Marketing Japan Inc.	40,100	951,791
Cawachi Ltd.	17,700	305,778
Central Glass Co. Ltd.	24,700	545,471
Chofu Seisakusho Co. Ltd.	17,600	286,444
Citizen Watch Co. Ltd.	281,600	1,339,733
Daihen Corp.	17,700	577,562
Daiho Corp.	2,300	64,941
Daiken Corp.	17,600	297,380
Daiki Aluminium Industry Co. Ltd.	35,200	390,203
Daikokutenbussan Co. Ltd.	4,800	201,034
Daiwa Industries Ltd.	35,200	327,747
Daiwabo Holdings Co. Ltd.	88,000	1,331,961

Security	Shares	Value

Japan (continued)
DCM Holdings Co. Ltd.	123,200	$1,121,185
Dexerials Corp.	70,400	1,504,862
Doshisha Co. Ltd.	35,200	460,921
DTS Corp.	40,200	985,948
Duskin Co. Ltd.	52,800	1,234,015
DyDo Group Holdings Inc.	6,800	247,376
EDION Corp.	88,000	869,165
Eiken Chemical Co. Ltd.	35,400	433,486
Eizo Corp.	17,700	494,758
Electric Power Development Co. Ltd.	176,000	2,840,381
EM Systems Co. Ltd.	35,200	255,573
Exedy Corp.	35,200	473,479
FCC Co. Ltd.	35,200	392,130
Ferrotec Holdings Corp.	35,200	881,642
Financial Products Group Co. Ltd.	70,400	576,310
Fujicco Co. Ltd.	17,900	260,312
Fujimori Kogyo Co. Ltd.	17,600	451,885
Fukui Computer Holdings Inc.	12,400	285,955
Fukushima Galilei Co. Ltd.	17,600	597,424
Fullcast Holdings Co. Ltd.	25,600	556,047
Furukawa Co. Ltd.	35,200	358,820
G-7 Holdings Inc.	17,900	221,622
Geo Holdings Corp.	35,200	514,217
GLOBERIDE Inc.	17,600	360,852
Glory Ltd.	52,800	923,478
GMO GlobalSign Holdings KK	6,000	199,985
Goldcrest Co. Ltd.	17,700	222,051
G-Tekt Corp.	35,200	418,421
Gunze Ltd.	17,600	579,590
H.U. Group Holdings Inc.	56,800	1,205,581
Hakuto Co. Ltd.	11,900	416,564
Halows Co. Ltd.	4,800	117,577
Hamakyorex Co. Ltd.	17,600	440,752
Heiwado Co. Ltd.	35,200	588,310
Hioki E.E. Corp.	10,000	571,769
Hogy Medical Co. Ltd.	35,200	914,205
Hokuetsu Corp.	123,200	793,094
Hosiden Corp.	52,800	640,448
Idec Corp./Japan	35,200	838,173
Iino Kaiun Kaisha Ltd.	88,000	623,049
Inaba Denki Sangyo Co. Ltd.	45,000	977,663
Inabata & Co. Ltd.	46,900	910,362
Insource Co. Ltd.	51,600	580,527
Itochu-Shokuhin Co. Ltd.	2,800	108,670
Itoham Yonekyu Holdings Inc.	158,400	869,684
JAC Recruitment Co. Ltd.	17,700	321,686
Jaccs Co. Ltd.	17,900	577,456
Japan Aviation Electronics Industry Ltd.	55,800	958,630
Japan Lifeline Co. Ltd.	70,400	517,415
Japan Pulp & Paper Co. Ltd.	10,500	443,005
Japan Wool Textile Co. Ltd. (The)	52,800	393,115
JDC Corp.	52,800	226,145
Joshin Denki Co. Ltd.	17,600	270,612
Joyful Honda Co. Ltd.	53,100	762,867
Kaga Electronics Co. Ltd.	17,600	586,255
Kaken Pharmaceutical Co. Ltd.	28,200	818,530
Kanamoto Co. Ltd.	35,400	615,709
Kandenko Co. Ltd.	88,000	591,461
Kaneka Corp.	52,800	1,386,231
Kanematsu Corp.	88,400	1,080,975

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kanematsu Electronics Ltd.	10,800	$515,778
Kanto Denka Kogyo Co. Ltd.	52,800	409,884
Katakura Industries Co. Ltd.	17,900	243,114
KeePer Technical Laboratory Co. Ltd.	17,600	453,360
Keiyo Bank Ltd. (The)	123,200	585,190
Keiyo Co. Ltd.	35,400	244,567
KFC Holdings Japan Ltd.	17,600	378,840
Kissei Pharmaceutical Co. Ltd.	35,200	693,464
Kitz Corp.	70,400	445,819
Koa Corp.	35,200	513,075
Kohnan Shoji Co. Ltd.	20,100	517,845
Komeri Co. Ltd.	35,200	722,090
Konica Minolta Inc.	457,600	1,917,708
Konishi Co. Ltd.	35,200	498,983
Konoike Transport Co. Ltd.	35,200	417,604
K’s Holdings Corp.	176,000	1,556,002
Kureha Corp.	17,600	1,149,498
KYB Corp.	17,600	498,770
Kyoei Steel Ltd.	17,900	195,674
Kyokuto Kaihatsu Kogyo Co. Ltd.	35,200	404,351
KYORIN Holdings Inc.	35,200	466,566
Leopalace21 Corp.(a)	193,600	480,498
Link And Motivation Inc.	52,800	268,136
Macnica Holdings Inc.	43,900	1,166,715
Makino Milling Machine Co. Ltd.	27,100	972,835
MARUKA FURUSATO Corp.	23,300	626,777
Maruzen Showa Unyu Co. Ltd.	17,600	426,473
Matsuda Sangyo Co. Ltd.	17,600	320,669
Max Co. Ltd.	35,200	550,713
Maxell Ltd.	52,800	576,227
MCJ Co. Ltd.	70,400	547,586
Megachips Corp.	17,600	367,486
Megmilk Snow Brand Co. Ltd.	52,800	738,991
Meidensha Corp.	35,200	522,913
Meiko Electronics Co. Ltd.	17,600	394,542
Melco Holdings Inc.	3,900	100,653
Micronics Japan Co. Ltd.	35,200	377,580
Mimasu Semiconductor Industry Co. Ltd.	17,600	349,094
Mitsubishi Pencil Co. Ltd.	35,200	394,862
Mitsubishi Research Institute Inc.	9,500	369,628
Mitsubishi Shokuhin Co. Ltd.	17,600	424,236
Mitsuboshi Belting Ltd.	23,600	673,401
Mitsui DM Sugar Holdings Co. Ltd.	17,600	275,278
Mitsui-Soko Holdings Co. Ltd.	17,700	508,894
Mizuno Corp.	17,700	401,604
Mochida Pharmaceutical Co. Ltd.	23,700	636,574
Monogatari Corp. (The)	10,600	531,116
Morita Holdings Corp.	35,200	329,457
Musashino Bank Ltd. (The)	17,600	308,869
Nachi-Fujikoshi Corp.	17,600	532,142
Nafco Co. Ltd.	17,600	220,792
Nagaileben Co. Ltd.	17,600	266,635
Nagase & Co. Ltd.	89,500	1,444,292
NHK Spring Co. Ltd.	228,800	1,617,286
Nichiden Corp.	17,600	244,209
Nichiha Corp.	35,200	755,506
Nikkon Holdings Co. Ltd.	61,300	1,180,252
Nippn Corp., New	52,800	659,920
Nippon Ceramic Co. Ltd.	17,600	328,051
Nippon Electric Glass Co. Ltd.	88,000	1,634,194

Security	Shares	Value

Japan (continued)
Nippon Gas Co. Ltd.	123,200	$1,966,436
Nippon Light Metal Holdings Co. Ltd.	52,800	605,188
Nippon Parking Development Co. Ltd.	228,800	455,344
Nippon Road Co. Ltd. (The)	3,700	176,618
Nippon Signal Company Ltd.	52,800	424,053
Nippon Soda Co. Ltd.	23,300	761,572
Nippon Television Holdings Inc.	53,100	429,300
Nishimatsuya Chain Co. Ltd.	35,400	420,369
Nishio Rent All Co. Ltd.	21,100	508,992
Nissha Co. Ltd.	52,800	785,586
Nisshinbo Holdings Inc.	158,400	1,184,028
Nissin Electric Co. Ltd.	52,800	547,439
Nitta Corp.	17,900	395,807
Nittetsu Mining Co. Ltd.	13,400	373,154
Nitto Kogyo Corp.	35,200	658,929
Nojima Corp.	70,400	755,735
Noritake Co. Ltd./Nagoya Japan	9,500	308,003
Noritsu Koki Co. Ltd.	17,600	318,777
Noritz Corp.	31,800	367,628
NS United Kaiun Kaisha Ltd.	9,800	295,142
Obara Group Inc.	10,700	309,600
Oiles Corp.	35,200	418,956
Okamura Corp.	70,400	772,180
Okinawa Electric Power Co. Inc. (The)	52,836	439,416
Optex Group Co. Ltd.	35,200	577,085
Organo Corp.	21,300	541,432
Osaka Soda Co. Ltd.	17,600	575,241
Pacific Industrial Co. Ltd.	52,800	437,712
Paramount Bed Holdings Co. Ltd.	53,000	1,017,937
Pilot Corp.	35,200	1,256,365
Piolax Inc.	35,200	481,542
Pressance Corp.	35,500	454,202
Prima Meat Packers Ltd.	25,100	425,801
Raito Kogyo Co. Ltd.	52,800	783,592
Raiznext Corp.	35,200	357,897
Relia Inc.	53,000	597,733
Riken Keiki Co. Ltd.	13,500	481,569
Riken Vitamin Co. Ltd.	17,600	260,909
Riso Kagaku Corp.	23,300	388,755
Ryosan Co. Ltd.	25,900	586,947
Sakata INX Corp.	35,200	296,622
San-Ai Obbli Co. Ltd.	53,100	552,465
Sanki Engineering Co. Ltd.	35,200	422,651
Sanyo Chemical Industries Ltd.	10,600	345,645
Sanyo Denki Co. Ltd.	10,000	484,775
Seiko Group Corp.	35,200	794,705
Seiren Co. Ltd.	35,800	657,489
Sekisui Jushi Corp.	35,200	534,257
Shibuya Corp.	17,600	343,207
Shikoku Chemicals Corp.	35,200	346,183
Shin Nippon Biomedical Laboratories Ltd.	17,600	316,843
Shin-Etsu Polymer Co. Ltd.	52,800	525,768
Shinmaywa Industries Ltd.	70,400	585,536
Shizuoka Gas Co. Ltd.	52,800	462,924
Shoei Co. Ltd.	19,300	743,158
Siix Corp.	35,200	380,417
SKY Perfect JSAT Holdings Inc.	211,200	815,299
SPARX Group Co. Ltd.	16,280	227,918
Star Micronics Co. Ltd.	35,200	459,255
Starts Corp. Inc.	35,200	699,970

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Densetsu Co. Ltd.	17,700	$323,465
Sumitomo Osaka Cement Co. Ltd.	35,200	926,202
Sumitomo Riko Co. Ltd.	35,200	173,054
Sumitomo Rubber Industries Ltd.	17,600	156,249
Sun Frontier Fudousan Co. Ltd.	35,600	306,883
T Hasegawa Co. Ltd.	35,200	861,718
Taihei Dengyo Kaisha Ltd.	17,600	471,566
Takamatsu Construction Group Co. Ltd.	17,700	270,998
Takara Standard Co. Ltd.	35,200	384,146
Takasago International Corp.	17,600	349,030
Tama Home Co. Ltd.(b)	17,600	432,026
Tamron Co. Ltd.	17,600	426,662
Tenma Corp.	17,600	300,516
T-Gaia Corp.	17,900	228,676
TKC Corp.	25,600	729,450
Toa Corp./Tokyo	17,600	340,951
Toagosei Co. Ltd.	105,600	958,313
TOC Co. Ltd.	35,800	187,625
Tocalo Co. Ltd.	70,400	674,393
Toenec Corp.	3,700	98,334
Toho Holdings Co. Ltd.	70,400	1,149,794
Toho Titanium Co. Ltd.	35,200	656,930
Tokai Corp./Gifu	17,900	269,360
TOKAI Holdings Corp.	105,600	704,415
Tokai Rika Co. Ltd.	52,800	612,881
Token Corp.	5,300	320,523
Tokushu Tokai Paper Co. Ltd.	8,700	194,944
TOMONY Holdings Inc.	176,000	540,568
Tomy Co. Ltd.	105,600	1,042,197
Topre Corp.	52,800	515,062
Tosei Corp.	35,400	404,155
Towa Pharmaceutical Co. Ltd.	35,200	555,754
Toyo Construction Co. Ltd.	70,400	462,595
Toyo Tanso Co. Ltd.	17,600	562,108
Trancom Co. Ltd.	6,000	343,784
TS Tech Co. Ltd.	88,000	1,096,189
Tsubakimoto Chain Co.	26,300	629,587
TV Asahi Holdings Corp.	17,900	185,247
Union Tool Co.	6,000	158,306
United Arrows Ltd.	17,600	237,672
United Super Markets Holdings Inc.	52,800	461,093
Valor Holdings Co. Ltd.	35,200	507,267
VT Holdings Co. Ltd.	88,000	338,787
Wakita & Co. Ltd.	52,800	492,504
Weathernews Inc.	6,300	343,112
WingArc1st Inc.	17,600	267,438
YAMABIKO Corp.	35,200	308,191
Yamazen Corp.	70,400	576,653
Yellow Hat Ltd.	35,200	482,593
Yodogawa Steel Works Ltd.	22,300	475,164
Yokogawa Bridge Holdings Corp.	35,200	543,307
Yokohama Rubber Co. Ltd. (The)	140,800	2,313,180
Yokowo Co. Ltd.	17,600	304,409
Yonex Co. Ltd.	70,400	688,486
Yuasa Trading Co. Ltd.	17,600	501,515
Yurtec Corp.	52,800	310,998
Zenrin Co. Ltd.	35,200	218,824
ZERIA Pharmaceutical Co. Ltd.	24,600	410,641
Zuken Inc.	17,600	429,510

		151,966,938

Security	Shares	Value

Netherlands — 4.2%
Aalberts NV	45,898	$2,170,175
Arcadis NV	84,480	3,668,163
B&S Group Sarl(c)	32,912	180,690
Brunel International NV	23,760	271,222
Cementir Holding NV	45,056	355,390
Eurocommercial Properties NV	51,216	1,282,500
Fugro NV(a)	127,424	1,696,756
Koninklijke BAM Groep NV(a)	314,688	802,017
NSI NV	22,352	583,200
Pharming Group NV(a)	783,552	1,086,758
PostNL NV	414,656	868,209
Signify NV(b)(c)	150,567	5,451,339
Sligro Food Group NV	25,168	483,749
TKH Group NV	47,122	2,138,641
TomTom NV(a)	87,472	621,681
Van Lanschot Kempen NV	36,432	1,048,291
Vastned Retail NV	12,496	288,003
Wereldhave NV	39,072	586,935

		23,583,719

Norway — 1.4%
BW LPG Ltd.(c)	101,024	836,102
Cool Co. Ltd.(a)	15,488	164,077
Elkem ASA(c)	332,640	1,178,275
Europris ASA(c)	156,992	1,011,436
Golden Ocean Group Ltd.	153,398	1,467,510
Hoegh Autoliners ASA	54,736	339,989
MPC Container Ships AS	306,944	488,578
Norske Skog ASA(a)(c)	70,576	486,007
Odfjell Drilling Ltd.(a)	108,944	290,623
Stolt-Nielsen Ltd.	20,592	541,422
Wallenius Wilhelmsen ASA	124,784	1,184,210

		7,988,229

Singapore — 2.7%
Bumitama Agri Ltd.	457,600	211,657
Capitaland India Trust	822,200	760,203
ComfortDelGro Corp. Ltd.	2,094,400	1,918,785
First Resources Ltd.	563,200	660,063
Frencken Group Ltd.	369,600	332,349
Golden Agri-Resources Ltd.	7,454,300	1,420,039
Hour Glass Ltd. (The)	281,600	446,819
Hutchison Port Holdings Trust, Class U	5,051,200	1,039,294
Keppel Pacific Oak US REIT	775,700	415,621
Raffles Medical Group Ltd.	924,000	1,022,039
Riverstone Holdings Ltd./Singapore(b)	422,400	207,951
Sasseur Real Estate Investment Trust	668,800	415,404
Sheng Siong Group Ltd.	704,000	879,810
Silverlake Axis Ltd.	915,200	251,686
Starhill Global REIT	1,355,200	589,504
Yangzijiang Financial Holding Ltd.(a)(b)	2,816,000	797,840
Yangzijiang Shipbuilding Holdings Ltd.	3,055,200	3,011,972
Yanlord Land Group Ltd.	686,400	581,322

		14,962,358

Spain — 0.8%
Applus Services SA	167,904	1,288,622
Atresmedia Corp. de Medios de Comunicacion SA	118,272	440,920
Faes Farma SA	363,968	1,364,263
Global Dominion Access SA(c)	98,384	421,869
Indra Sistemas SA	35,024	427,654
Lar Espana Real Estate Socimi SA	63,407	316,402

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Mediaset Espana Comunicacion SA(a)	72,688	$260,437
Miquel y Costas & Miquel SA	17,600	234,198

		4,754,365

Sweden — 1.7%
AcadeMedia AB(c)	99,968	470,861
Ambea AB(c)	81,840	307,216
Arjo AB, Class B	208,560	809,317
Betsson AB	136,048	1,127,737
Bilia AB, Class A	77,045	890,208
Biotage AB	63,360	979,225
Clas Ohlson AB, Class B	45,408	302,776
GARO AB	26,224	258,455
Inwido AB	67,584	736,545
Kambi Group PLC, Class B(a)	29,787	535,657
KNOW IT AB	19,184	374,953
MEKO AB	39,248	435,000
New Wave Group AB, Class B	49,632	1,116,779
Nobia AB	118,096	206,106
Orron Energy AB	234,960	435,586
Platzer Fastigheter Holding AB, Class B	3,872	33,967
Resurs Holding AB(c)	150,480	400,688

		9,421,076

Switzerland — 5.5%
Arbonia AG	61,776	865,931
Autoneum Holding AG(b)	3,168	422,751
Belimo Holding AG, Registered	4,853	2,559,688
Bucher Industries AG, Registered	6,434	2,931,758
Burckhardt Compression Holding AG	3,520	2,179,390
Burkhalter Holding AG	8,096	752,301
Coltene Holding AG, Registered	3,168	261,261
Comet Holding AG, Registered	6,688	1,546,002
Galenica AG(c)	48,576	3,799,011
Huber + Suhner AG, Registered	18,656	1,789,172
Implenia AG, Registered(a)	14,608	613,631
Inficon Holding AG, Registered	1,769	1,852,149
Intershop Holding AG	1,322	886,768
Kardex Holding AG, Registered	6,023	1,173,863
Medacta Group SA(c)	7,040	750,233
Medartis Holding AG(a)(c)	4,822	404,580
Metall Zug AG, Class B, Registered	223	501,780
Mobilezone Holding AG, Registered	49,031	890,306
Orior AG	7,568	626,513
Sensirion Holding AG(a)(c)	9,032	1,074,803
SFS Group AG	16,368	1,883,211
Trifork Holding AG	14,608	332,180
TX Group AG	3,168	496,685
u-blox Holding AG	7,920	947,319
Vetropack Holding AG, Registered	11,968	552,119
V-ZUG Holding AG(a)	2,464	248,155
Zehnder Group AG, Registered	11,264	838,362

		31,179,922

United Kingdom — 15.6%
Advanced Medical Solutions Group PLC	255,904	801,347
AG Barr PLC	112,992	764,190
AJ Bell PLC	360,976	1,497,968
Alliance Pharma PLC	599,104	465,321
Atalaya Mining PLC	136,576	587,638
Balanced Commercial Property Trust Ltd.	825,388	807,958
Bank of Georgia Group PLC	42,416	1,396,211

Security	Shares	Value

United Kingdom (continued)
Bodycote PLC	190,432	$1,528,379
Centamin PLC	1,369,984	1,878,062
Central Asia Metals PLC	201,168	700,689
Civitas Social Housing PLC	701,360	493,863
Clarkson PLC	32,560	1,234,354
CLS Holdings PLC(b)	189,200	347,550
CMC Markets PLC(c)	154,352	460,509
Coats Group PLC	1,103,520	992,281
Craneware PLC	31,680	566,322
Currys PLC	1,068,496	858,368
Custodian REIT PLC	481,008	540,826
CVS Group PLC	65,648	1,632,418
Drax Group PLC	111,243	888,439
EMIS Group PLC	67,760	1,568,841
Empiric Student Property PLC	717,376	772,980
EnQuest PLC(a)	1,816,496	491,124
Ergomed PLC(a)	46,695	691,745
Ferrexpo PLC	348,480	681,779
Firstgroup PLC	887,744	1,186,389
Forterra PLC(c)	253,264	666,625
Greggs PLC	119,680	3,996,349
Gulf Keystone Petroleum Ltd.	248,336	635,284
Halfords Group PLC	266,464	674,103
IG Group Holdings PLC	372,064	3,658,235
Impact Healthcare REIT PLC	354,464	454,481
Impax Asset Management Group PLC	84,656	813,933
Indivior PLC, NVS(a)	162,384	3,899,066
Investec PLC	806,025	5,143,430
IP Group PLC	982,960	739,223
Johnson Service Group PLC	489,984	680,190
Judges Scientific PLC	6,336	654,590
Jupiter Fund Management PLC	522,368	901,602
Keller Group PLC	86,592	863,647
Man Group PLC/Jersey	1,522,816	4,684,873
Mediclinic International PLC	473,544	2,897,325
Moneysupermarket.com Group PLC	374,880	1,103,663
Morgan Advanced Materials PLC	330,352	1,282,112
Morgan Sindall Group PLC	47,696	965,529
NCC Group PLC	354,992	821,910
Pagegroup PLC	385,792	2,171,862
Pan African Resources PLC	2,105,488	437,212
Patisserie Holdings PLC, NVS(d)	3,062	—
Pets at Home Group PLC	495,792	2,156,805
Picton Property Income Ltd. (The)	628,848	596,962
Plus500 Ltd.	112,464	2,577,526
Polar Capital Holdings PLC	87,120	556,362
Premier Foods PLC	763,840	1,047,437
Reach PLC	351,648	394,728
Redde Northgate PLC	261,888	1,401,249
Renewi PLC(a)	89,056	721,554
Safestore Holdings PLC	190,608	2,373,392
Savills PLC	168,256	2,024,216
Serica Energy PLC	240,240	751,768
Spirent Communications PLC	722,656	1,958,464
SThree PLC	145,904	762,681
TBC Bank Group PLC	48,576	1,425,308
Telecom Plus PLC	74,272	1,829,277
TP ICAP Group PLC	924,880	2,013,660
Tyman PLC	225,456	722,679
Volution Group PLC	227,404	1,060,497

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Warehouse REIT PLC	226,576	$295,535
Wickes Group PLC	313,456	587,781
Wincanton PLC	143,088	522,162

		87,760,838

United States — 0.2%
Resolute Forest Products Inc.(a)	54,384	1,177,560

Total Common Stocks — 99.3% (Cost: $519,576,615)		559,313,549

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	9,918	444,013
STO SE & Co. KGaA, Preference Shares, NVS	2,992	502,604

		946,617

Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	42,618	794,712

Total Preferred Stocks — 0.3% (Cost: $1,578,462)		1,741,329

Total Long-Term Investments — 99.6% (Cost: $521,155,077)		561,054,878

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	9,120,512	9,125,984

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	200,000	$200,000

Total Short-Term Securities — 1.7% (Cost: $9,321,416)		9,325,984

Total Investments — 101.3% (Cost: $530,476,493)		570,380,862

Liabilities in Excess of Other Assets — (1.3)%		(7,323,043)

Net Assets — 100.0%		$563,057,819

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,998,368	$5,123,043	(a)	$—	$456	$4,117	$9,125,984	9,120,512	$30,857	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	100,000	(a)	—	—	—	200,000	200,000	4,996		—

					$456	$4,117	$9,325,984		$35,853		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	22	03/17/23	$1,002	$62,195

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Small-Cap Multifactor ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

FTSE 100 Index	8	03/17/23	$768	$22,182

				$84,377

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$84,377	$—	$—	$—	$84,377

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$369,172	$—	$—	$—	$369,172

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$22,633	$—	$—	$—	$22,633

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$2,203,001

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$58,994,312	$—	$58,994,312
Austria	—	211,811	—	211,811
Belgium	1,349,715	1,943,536	—	3,293,251
Canada	79,220,275	—	—	79,220,275
Denmark	861,957	5,450,134	—	6,312,091
Finland	906,106	1,648,676	—	2,554,782
France	2,652,747	28,920,584	—	31,573,331
Germany	634,268	19,495,136	—	20,129,404
Hong Kong	628,470	14,508,396	—	15,136,866
Ireland	1,188,228	—	—	1,188,228
Israel	409,521	1,800,040	—	2,209,561

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Small-Cap Multifactor ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Italy	$—	$5,694,632	$—	$5,694,632
Japan	—	151,966,938	—	151,966,938
Netherlands	1,806,864	21,776,855	—	23,583,719
Norway	339,989	7,648,240	—	7,988,229
Singapore	—	14,962,358	—	14,962,358
Spain	550,600	4,203,765	—	4,754,365
Sweden	—	9,421,076	—	9,421,076
Switzerland	1,095,221	30,084,701	—	31,179,922
United Kingdom	39,923,503	47,837,335	—	87,760,838
United States	1,177,560	—	—	1,177,560
Preferred Stocks	—	1,741,329	—	1,741,329
Short-Term Securities
Money Market Funds	9,325,984	—	—	9,325,984

	$142,071,008	$428,309,854	$—	$570,380,862

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$84,377	$—	$84,377

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2023

	iShares International Equity Factor ETF	iShares MSCI EAFE Min Vol Factor ETF	iShares MSCI Global Multifactor ETF	iShares MSCI Intl Small-Cap Multifactor ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$951,664,704	$7,334,497,854	$121,960,561	$561,054,878
Investments, at value — affiliated(c)	3,620,871	21,472,998	362,786	9,325,984
Cash	3,335	13,064	740	2,516
Cash pledged for futures contracts	—	40,001	11,000	—
Foreign currency collateral pledged for futures contracts	311,560	2,214,099	—	145,487
Foreign currency, at value(d)	1,523,165	13,859,942	161,182	879,073
Receivables:
Investments sold	—	—	105	180,509
Securities lending income — affiliated	7,024	4,760	89	6,411
Capital shares sold	261,518	—	—	—
Dividends — unaffiliated	762,441	7,763,305	125,148	578,086
Dividends — affiliated	1,109	4,147	422	471
Tax reclaims	1,559,029	18,794,371	21,706	202,042
Variation margin on futures contracts	17,426	127,634	977	7,427

Total assets	959,732,182	7,398,792,175	122,644,716	572,382,884

LIABILITIES
Cash received for futures contracts	2,865	—	—	—
Collateral on securities loaned, at value	3,231,120	20,059,946	252,759	9,122,501
Payables:
Investments purchased	261,518	—	—	97,118
Deferred foreign capital gain tax	—	—	34,699	—
Investment advisory fees	116,448	1,289,380	20,195	105,446

Total liabilities	3,611,951	21,349,326	307,653	9,325,065

NET ASSETS	$956,120,231	$7,377,442,849	$122,337,063	$563,057,819

NET ASSETS CONSIST OF
Paid-in capital	$1,078,087,003	$8,025,869,653	$124,171,621	$540,912,433
Accumulated earnings (loss)	(121,966,772)	(648,426,804)	(1,834,558)	22,145,386

NET ASSETS	$956,120,231	$7,377,442,849	$122,337,063	$563,057,819

NET ASSETVALUE
Shares outstanding	35,900,000	110,400,000	3,600,000	17,600,000

Net asset value	$26.63	$66.82	$33.98	$31.99

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$907,085,088	$7,200,215,243	$114,667,187	$521,155,077
(b) Securities loaned, at value	$2,997,407	$19,126,075	$251,303	$8,193,674
(c) Investments, at cost — affiliated	$3,618,802	$21,468,283	$362,761	$9,321,416
(d) Foreign currency, at cost	$1,498,940	$13,706,888	$157,986	$879,013

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Operations (unaudited)

Six Months Ended January 31, 2023

	iShares International Equity Factor ETF	iShares MSCI EAFE Min Vol Factor ETF	iShares MSCI Global Multifactor ETF	iShares MSCI Intl Small-Cap Multifactor ETF

INVESTMENT INCOME
Dividends — unaffiliated	$11,186,300	$72,091,147	$1,462,709	$7,069,449
Dividends — affiliated	6,275	50,213	2,871	4,996
Interest — unaffiliated	276	19,253	260	23
Securities lending income — affiliated — net	56,908	37,511	780	30,857
Foreign taxes withheld	(783,998)	(5,230,587)	(61,298)	(506,207)

Total investment income	10,465,761	66,967,537	1,405,322	6,599,118

EXPENSES
Commitment costs	—	—	491	—
Investment advisory	627,876	11,045,257	181,598	777,992
Interest expense	—	—	797	—

Total expenses	627,876	11,045,257	182,886	777,992

Less:
Investment advisory fees waived	—	(4,202,218)	—	—

Total expenses after fees waived	627,876	6,843,039	182,886	777,992

Net investment income	9,837,885	60,124,498	1,222,436	5,821,126

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(12,920,150)	(111,228,584)	(2,648,619)	(13,571,280)
Investments — affiliated	(1,441)	4,172	253	456
Capital gain distributions from underlying funds — affiliated	—	1	—	—
Foreign currency transactions	51,743	268,030	4,247	285,723
Futures contracts	329,387	2,528,060	(10,975)	369,172
In-kind redemptions — unaffiliated(b)	(1,987,310)	125,434,783	—	—

	(14,527,771)	17,006,462	(2,655,094)	(12,915,929)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	77,344,576	372,507,375	5,955,784	42,913,908
Investments — affiliated	1,939	4,052	(3)	4,117
Foreign currency translations	104,782	1,308,955	7,051	15,391
Futures contracts	6,063	522,145	(21,179)	22,633

	77,457,360	374,342,527	5,941,653	42,956,049

Net realized and unrealized gain	62,929,589	391,348,989	3,286,559	30,040,120

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,767,474	$451,473,487	$4,508,995	$35,861,246

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$—	$(5,923)	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$—	$—	$13,898	$—

See notes to financial statements.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

		iShares International Equity Factor ETF	iShares MSCI EAFE Min Vol Factor ETF

	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,837,885	$31,172,824	$60,124,498		$176,070,182
Net realized gain (loss)	(14,527,771)	15,530,912	17,006,462		50,742,279
Net change in unrealized appreciation (depreciation)	77,457,360	(176,859,143)	374,342,527		(1,227,024,162)

Net increase (decrease) in net assets resulting from operations	72,767,474	(130,155,407)	451,473,487		(1,000,211,701)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,518,654)	(44,913,686)	(59,284,345	)(b)	(170,963,661)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	64,124,882	102,005,132	1,051,278,750		(1,526,195,378)

NET ASSETS
Total increase (decrease) in net assets	131,373,702	(73,063,961)	1,443,467,892		(2,697,370,740)
Beginning of period	824,746,529	897,810,490	5,933,974,957		8,631,345,697

End of period	$956,120,231	$824,746,529	$7,377,442,849		$5,933,974,957

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets (continued)

	iShares MSCI Global Multifactor ETF		iShares MSCI Intl Small-Cap Multifactor ETF

	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,222,436	$2,956,494	$5,821,126	$6,504,932
Net realized gain (loss)	(2,655,094)	4,508,549	(12,915,929)	8,839,097
Net change in unrealized appreciation (depreciation)	5,941,653	(22,521,757)	42,956,049	(44,172,773)

Net increase (decrease) in net assets resulting from operations	4,508,995	(15,056,714)	35,861,246	(28,828,744)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,763,651)	(2,712,880)	(5,332,477)	(9,265,089)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	8	3,898,080	306,940,414	68,863,364

NET ASSETS
Total increase (decrease) in net assets	2,745,352	(13,871,514)	337,469,183	30,769,531
Beginning of period	119,591,711	133,463,225	225,588,636	194,819,105

End of period	$122,337,063	$119,591,711	$563,057,819	$225,588,636

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares International Equity Factor ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$24.62		$30.13	$23.89	$25.68	$28.29	$27.06

Net investment income(a)	0.28		0.98	0.79	0.60	0.86	0.83
Net realized and unrealized gain (loss)(b)	1.89		(5.09)	6.35	(1.61)	(2.66)	1.28

Net increase (decrease) from investment operations	2.17		(4.11)	7.14	(1.01)	(1.80)	2.11

Distributions from net investment income(c)		(0.16)	(1.40)	(0.90)	(0.78)	(0.81)	(0.88)

Net asset value, end of period	$26.63		$24.62	$30.13	$23.89	$25.68	$28.29

Total Return(d)
Based on net asset value	8.86	%(e)	(13.97)%	29.97%	(4.03)%	(6.26)%	7.84%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.25%	0.30%	0.30%	0.30%	0.30%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.25%	N/A	N/A	0.30%	N/A

Net investment income	2.35	%(g)	3.54%	2.89%	2.44%	3.31%	2.88%

Supplemental Data
Net assets, end of period (000)	$956,120		$824,747	$897,810	$910,213	$1,271,005	$981,627

Portfolio turnover rate(h)		11%	113%	45%	40%	44%	39%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE Min Vol Factor ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$65.71		$77.27		$66.79	$71.90	$72.92	$70.34

Net investment income(a)	0.55		1.72	(b)	1.79	1.86	2.15	2.15
Net realized and unrealized gain (loss)(c)	1.06		(11.54)		9.96	(4.26)	(1.01)	2.28

Net increase (decrease) from investment operations	1.61		(9.82)		11.75	(2.40)	1.14	4.43

Distributions from net investment income(d)	(0.50	)(e)	(1.74)		(1.27)	(2.71)	(2.16)	(1.85)

Net asset value, end of period	$66.82		$65.71		$77.27	$66.79	$71.90	$72.92

Total Return(f)
Based on net asset value	2.47	%(g)	(12.76	)%(b)	17.61%	(3.51)%	1.68%	6.36%

Ratios to Average Net Assets(h)
Total expenses	0.32	%(i)	0.32%		0.32%	0.32%	0.32%	0.31%

Total expenses after fees waived	0.20	%(i)	0.20%		0.20%	0.20%	0.20%	0.20%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.32%		0.32%	N/A	0.32%	N/A

Net investment income	1.76	%(i)	2.36	%(b)	2.48%	2.65%	3.04%	2.96%

Supplemental Data
Net assets, end of period (000)	$7,377,443		$5,933,975		$8,631,346	$10,559,196	$11,295,536	$8,852,315

Portfolio turnover rate(j)		13%	23%		25%	23%	22%	23%

(a)	Based on average shares outstanding.
(b)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2022:
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.01%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Multifactor ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$33.22		$38.13	$29.39	$29.23	$30.57	$27.77

Net investment income(a)	0.34		0.81	0.66	0.57	0.66	0.62
Net realized and unrealized gain (loss)(b)	0.91		(4.99)	8.73	0.28	(1.36)	2.74

Net increase (decrease) from investment operations	1.25		(4.18)	9.39	0.85	(0.70)	3.36

Distributions from net investment income(c)		(0.49)	(0.73)	(0.65)	(0.69)	(0.64)	(0.56)

Net asset value, end of period	$33.98		$33.22	$38.13	$29.39	$29.23	$30.57

Total Return(d)
Based on net asset value	3.81	%(e)	(11.08)%	32.16%	2.90%	(2.10)%	12.14%

Ratios to Average Net Assets(f)
Total expenses	0.31	%(g)	0.35%	0.35%	0.35%	0.35%	0.35%

Total expenses after fees waived	0.31	%(g)	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	2.09	%(g)	2.24%	1.92%	2.00%	2.30%	2.05%

Supplemental Data
Net assets, end of period (000)	$122,337		$119,592	$133,463	$114,623	$112,537	$67,250

Portfolio turnover rate(h)		24%	51%	48%	43%	43%	46%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares MSCI Intl Small-Cap Multifactor ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$30.90		$37.47	$28.44	$28.88	$31.73	$29.27

Net investment income(a)	0.39		1.08	0.78	0.68	0.77	0.65
Net realized and unrealized gain (loss)(b)	1.02		(6.15)	9.15	(0.32)	(2.97)	2.49

Net increase (decrease) from investment operations	1.41		(5.07)	9.93	0.36	(2.20)	3.14

Distributions from net investment income(c)		(0.32)	(1.50)	(0.90)	(0.80)	(0.65)	(0.68)

Net asset value, end of period	$31.99		$30.90	$37.47	$28.44	$28.88	$31.73

Total Return(d)
Based on net asset value	4.62	%(e)	(13.81)%	35.22%	1.16%	(6.80)%	10.75%

Ratios to Average Net Assets(f)
Total expenses	0.35	%(g)	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	2.61	%(g)	3.16%	2.31%	2.44%	2.67%	2.03%

Supplemental Data
Net assets, end of period (000)	$563,058		$225,589	$194,819	$122,273	$77,964	$44,417

Portfolio turnover rate(h)		23%	52%	47%	47%	45%	44%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

International Equity Factor	Diversified
MSCI EAFE Min Vol Factor	Diversified
MSCI Global Multifactor	Diversified
MSCI Intl Small-Cap Multifactor	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

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Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

International Equity Factor
BofA Securities, Inc.	$55,962	$(55,962)	$—		$—
Citigroup Global Markets, Inc.	20,842	(20,842)	—		—
HSBC Bank PLC	2,920,603	(2,920,603)	—		—

	$2,997,407	$(2,997,407)	$—		$—

MSCI EAFE Min Vol Factor
Goldman Sachs & Co. LLC	$4,094,732	$(4,094,732)	$—		$—
J.P. Morgan Securities LLC	76,849	(76,849)	—		—
Morgan Stanley	14,868,447	(14,868,447)	—		—
State Street Bank & Trust Co.	86,047	(86,047)	—		—

	$19,126,075	$(19,126,075)	$—		$—

MSCI Global Multifactor
SG Americas Securities LLC	$152,190	$(152,190)	$—		$—
UBS AG	99,113	(99,113)	—		—

	$251,303	$(251,303)	$—		$—

MSCI Intl Small-Cap Multifactor
BofA Securities, Inc.	$1,831,313	$(1,831,313)	$—		$—
Citigroup Global Markets, Inc.	343,902	(343,902)	—		—
HSBC Bank PLC	2,457,906	(2,457,906)	—		—
J.P. Morgan Securities LLC	2,610,316	(2,610,316)	—		—
Macquarie Bank Ltd.	751,908	(751,908)	—		—
UBS AG	198,329	(198,329)	—		—

	$8,193,674	$(8,193,674)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the

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Notes to Financial Statements (unaudited) (continued)

value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

International Equity Factor	0.15%
MSCI Global Multifactor	0.20
MSCI Intl Small-Cap Multifactor	0.23

Effective December 16, 2022, for its investment advisory services to the iShares MSCI Global Multifactor ETF, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to December 16, 2022, BFA was entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Effective December 16, 2022, for its investment advisory services to the iShares MSCI Intl Small-Cap Multifactor ETF, BFA is entitled to an annual investment advisory fee of 0.23%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to December 16, 2022, BFA was entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares MSCI EAFE Min Vol Factor ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

Expense Waivers: The total of the investment advisory fee and any other fund expenses is a fund’s total annual operating expenses. For the iShares MSCI EAFE Min Vol Factor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.20% of average daily net assets.

A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations

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Notes to Financial Statements (unaudited) (continued)

does not include acquired fund fees and expenses. For the iShares MSCI Global Multifactor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived

MSCI EAFE Min Vol Factor	$4,202,218

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

International Equity Factor	$12,259
MSCI EAFE Min Vol Factor	10,008
MSCI Global Multifactor	284
MSCI Intl Small-Cap Multifactor	6,968

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

International Equity Factor	$16,624,640	$23,653,327	$(2,814,625)
MSCI EAFE Min Vol Factor	142,855,386	155,337,231	(26,710,662)
MSCI Global Multifactor	10,522,862	9,957,087	(1,124,297)
MSCI Intl Small-Cap Multifactor	1,733,503	4,818,553	531,939

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

International Equity Factor	$97,101,079	$87,376,124
MSCI EAFE Min Vol Factor	931,070,883	872,715,082
MSCI Global Multifactor	28,012,410	28,230,662
MSCI Intl Small-Cap Multifactor	114,264,404	99,426,345

For the six months ended January 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

International Equity Factor	$128,297,650	$68,826,462
MSCI EAFE Min Vol Factor	1,697,387,303	700,856,914
MSCI Intl Small-Cap Multifactor	293,970,251	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts

International Equity Factor	$150,296,500
MSCI EAFE Min Vol Factor	780,421,361
MSCI Global Multifactor	6,229,255
MSCI Intl Small-Cap Multifactor	1,891,910

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

International Equity Factor	$913,677,724	$80,268,611	$(38,474,154)	$41,794,457
MSCI EAFE Min Vol Factor	7,243,578,969	676,790,978	(563,007,765)	113,783,213
MSCI Global Multifactor	115,346,968	15,123,676	(8,130,304)	6,993,372
MSCI Intl Small-Cap Multifactor	533,589,973	56,653,038	(19,777,772)	36,875,266

9.	LINE OF CREDIT

The iShares MSCI Global Multifactor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For the six months ended January 31, 2023, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI Global Multifactor	$602,000	$39,870	4.33%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/23		Year Ended 07/31/22

iShares ETF	Shares	Amount	Shares	Amount

International Equity Factor
Shares sold	5,500,000	$133,358,179	4,600,000	$125,984,771
Shares redeemed	(3,100,000)	(69,233,297)	(900,000)	(23,979,639)

	2,400,000	$64,124,882	3,700,000	$102,005,132

MSCI EAFE Min Vol Factor
Shares sold	30,900,000	$1,756,563,222	500,000	$34,875,532
Shares redeemed	(10,800,000)	(705,284,472)	(21,900,000)	(1,561,070,910)

	20,100,000	$1,051,278,750	(21,400,000)	$(1,526,195,378)

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/23		Year Ended 07/31/22

iShares ETF	Shares	Amount	Shares	Amount

MSCI Global Multifactor
Shares sold	—	$8	800,000	$30,535,806
Shares redeemed	—	—	(700,000)	(26,637,726)

	—	$8	100,000	$3,898,080

MSCI Intl Small-Cap Multifactor
Shares sold	10,300,000	$306,940,413	2,600,000	$85,244,456
Shares redeemed	—	1	(500,000)	(16,381,092)

	10,300,000	$306,940,414	2,100,000	$68,863,364

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

On December 12, 2022, the Board approved a proposal to change MSCI International Small-Cap Multifactor’s index to STOXX International Small-Cap Equity Factor Index and MSCI Global Multifactor’s index to STOXX Global Equity Factor Index. The Board also approved a proposal to change the Funds’ names to iShares International Small-Cap Equity Factor ETF and iShares Global Equity Factor ETF, respectively. In addition to MSCI Global Multifactor’s name change, its ticker was updated from ACWF to GLOF. These changes became effective on March 1, 2023.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares International Equity Factor ETF, iShares MSCI EAFE Min Vol Factor ETF, iShares MSCI Global Multifactor ETF and iShares MSCI Intl Small-Cap Multifactor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

MSCI EAFE Min Vol Factor(a)	$0.495282	$—	$0.001653	$0.496935	100%	—%	0	%(b)	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	57

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	59

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iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and STOXX Ltd., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-719-0123

JANUARY 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares Core MSCI EAFE ETF | IEFA | Cboe BZX

•  iShares Core MSCI Europe ETF | IEUR | NYSE Arca

•  iShares Core MSCI International Developed Markets ETF | IDEV | NYSE Arca

•  iShares Core MSCI Pacific ETF | IPAC | NYSE Arca

•  iShares Core MSCI Total International Stock ETF | IXUS | NASDAQ

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(0.44)%	(8.22)%

U.S. small cap equities (Russell 2000® Index)	3.25	(3.38)

International equities (MSCI Europe, Australasia, Far East Index)	9.52	(2.83)

Emerging market equities (MSCI Emerging Markets Index)	4.92	(12.12)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.58	1.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(5.60)	(11.62)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.37)	(8.36)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.73	(3.25)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	1.46	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2023	iShares® Core MSCI EAFE ETF

Investment Objective

The iShares Core MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	8.87%	(3.90)%	2.19%	5.37%	(3.90)%	11.44%	68.73%
Fund Market	8.66	(3.84)	2.21	5.33	(3.84)	11.54	68.13
Index	8.88	(3.75)	1.86	5.13	(3.75)	9.68	64.86

The inception date of the Fund was October 18, 2012. The first day of secondary market trading was October 22, 2012.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,088.70	$ 0.37		$ 1,000.00	$ 1,024.90	$ 0.36		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	18.0%
Industrials	16.3
Health Care	11.9
Consumer Discretionary	11.8
Consumer Staples	9.5
Information Technology	8.3
Materials	8.3
Energy	4.4
Communication Services	4.4
Real Estate	3.8
Utilities	3.3

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Japan	22.9%
United Kingdom	15.1
France	10.8
Switzerland	9.5
Australia	8.5
Germany	7.8
Netherlands	4.2
Sweden	3.7
Hong Kong	2.8
Denmark	2.7

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2023	iShares® Core MSCI Europe ETF

Investment Objective

The iShares Core MSCI Europe ETF(the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization European equities, as represented by the MSCI Europe IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	10.41%	(4.85)%	2.55%	3.24%	(4.85)%	13.44%	31.79%
Fund Market	10.70	(4.61)	2.66	3.28	(4.61)	14.00	32.15
Index	10.32	(4.60)	2.23	2.97	(4.60)	11.63	28.77

The inception date of the Fund was June 10, 2014. The first day of secondary market trading was June 12, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,104.10	$ 0.48		$ 1,000.00	$ 1,024.80	$ 0.46		0.09%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	17.2%
Industrials	15.6
Health Care	14.3
Consumer Staples	11.6
Consumer Discretionary	10.9
Information Technology	7.6
Materials	7.5
Energy	5.9
Utilities	4.1
Communication Services	3.5
Real Estate	1.8

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

United Kingdom	24.0%
France	17.1
Switzerland	15.1
Germany	12.4
Netherlands	6.7
Sweden	5.8
Denmark	4.3
Spain	3.9
Italy	3.9
Belgium	1.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2023	iShares® Core MSCI International Developed Markets ETF

Investment Objective

The iShares Core MSCI International Developed Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the United States, as represented by the MSCI World ex USA IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month			Since			Since
	Total Returns	1 Year	5 Years	Inception	1 Year	5 Years	Inception

Fund NAV	8.31%	(3.94)%	2.65%	5.89%	(3.94)%	13.96%	39.89%
Fund Market	8.23	(3.74)	2.73	5.93	(3.74)	14.44	40.20
Index	8.20	(3.77)	2.25	5.51	(3.77)	11.76	36.90

The inception date of the Fund was March 21, 2017. The first day of secondary market trading was March 23, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,083.10	$ 0.21		$ 1,000.00	$ 1,025.00	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

	Percent of
Sector	Total Investments	(a)

Financials	19.6%
Industrials	15.7
Consumer Discretionary	10.9
Health Care	10.7
Consumer Staples	8.9
Materials	8.9
Information Technology	8.1
Energy	6.0
Communication Services	4.2
Real Estate	3.6
Utilities	3.4

GEOGRAPHIC ALLOCATION

	Percent of
Country/Geographic Region	Total Investments	(a)

Japan	20.5%
United Kingdom	13.5
Canada	10.7
France	9.6
Switzerland	8.5
Australia	7.6
Germany	7.0
Netherlands	3.8
Sweden	3.3
Hong Kong	2.5

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2023	iShares® Core MSCI Pacific ETF

Investment Objective

The iShares Core MSCI Pacific ETF(the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Pacific region equities, as represented by the MSCI Pacific IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month			Since			Since
	Total Returns	1 Year	5 Years	Inception	1 Year	5 Years	Inception

Fund NAV	6.68%	(2.13)%	1.46%	4.57%	(2.13)%	7.53%	47.14%
Fund Market	6.65	(1.61)	1.51	4.60	(1.61)	7.78	47.54
Index	6.88	(1.70)	1.19	4.42	(1.70)	6.09	45.31

The inception date of the Fund was June 10, 2014. The first day of secondary market trading was June 12, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,066.80	$ 0.47		$ 1,000.00	$ 1,024.80	$ 0.46		0.09%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

	Percent of
Sector	Total Investments	(a)

Financials	19.1%
Industrials	17.3
Consumer Discretionary	13.6
Materials	9.8
Information Technology	9.1
Health Care	8.0
Real Estate	7.0
Consumer Staples	6.1
Communication Services	6.0
Utilities	2.0
Energy	2.0

GEOGRAPHIC ALLOCATION

Percent of
Country/Geographic Region	Total Investments

Japan	63.4%
Australia	23.5
Hong Kong	7.7
Singapore	4.4
New Zealand	1.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2023	iShares® Core MSCI Total International Stock ETF

Investment Objective

The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month
	Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	7.46%	(6.44)%	1.56%	4.54%	(6.44)%	8.07%	55.95%
Fund Market	7.17	(6.42)	1.58	4.51	(6.42)	8.14	55.45
Index	7.29	(6.11)	1.32	4.37	(6.11)	6.78	53.32

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,074.60	$ 0.37		$ 1,000.00	$ 1,024.90	$ 0.36		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

	Percent of
Sector	Total Investments	(a)

Financials	19.6%
Industrials	13.3
Consumer Discretionary	11.9
Information Technology	11.3
Health Care	9.0
Materials	9.0
Consumer Staples	8.2
Communication Services	5.7
Energy	5.5
Real Estate	3.3
Utilities	3.2

GEOGRAPHIC ALLOCATION

	Percent of
Country/Geographic Region	Total Investments	(a)

Japan	14.7%
United Kingdom	9.7
China	8.5
Canada	7.7
France	6.9
Switzerland	6.1
Australia	5.5
Germany	5.0
Taiwan	4.3
India	3.9

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments (unaudited) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.5%
29Metals Ltd.(a)	1,031,287	$1,439,284
Abacus Property Group	2,783,350	5,515,419
Accent Group Ltd.	1,537,595	2,391,065
Adbri Ltd.	2,529,823	3,326,520
AGL Energy Ltd.	3,522,995	19,106,160
Allkem Ltd.(b)	3,080,549	28,599,630
ALS Ltd.	2,488,774	23,090,758
Altium Ltd.	649,283	17,976,736
Alumina Ltd.	13,098,235	14,571,238
AMP Ltd.(b)	16,352,237	15,511,825
Ampol Ltd.	1,273,538	27,617,779
Ansell Ltd.	687,897	13,748,003
APA Group	6,178,387	46,238,489
APM Human Services International Ltd.	1,463,371	2,691,565
ARB Corp. Ltd.	498,545	11,327,917
Arena REIT	1,871,677	4,965,126
Argosy Minerals Ltd.(a)(b)	6,206,581	2,829,794
Aristocrat Leisure Ltd.	3,193,565	77,102,955
ASX Ltd.	1,027,529	50,282,258
Atlas Arteria Ltd.	7,662,326	37,265,149
AUB Group Ltd.	419,079	7,019,961
Aurizon Holdings Ltd.	9,584,556	25,051,719
Aussie Broadband Ltd.(b)	997,292	2,127,328
Austal Ltd.	2,091,717	2,454,686
Australia & New Zealand Banking Group Ltd.	15,851,875	282,106,148
Australian Agricultural Co. Ltd.(b)	2,483,949	3,038,092
Australian Clinical Labs Ltd.	579,802	1,272,856
Australian Ethical Investment Ltd.(a)	447,348	1,399,310
AVZ Minerals Ltd.(a)(b)(c)	12,873,189	6,024,375
Bank of Queensland Ltd.	3,474,409	17,180,428
Bapcor Ltd.	2,073,541	9,377,414
Beach Energy Ltd.	9,260,440	9,951,143
Bega Cheese Ltd.	1,682,871	4,631,919
Bellevue Gold Ltd.(b)	5,221,639	4,430,383
Bendigo & Adelaide Bank Ltd.	2,949,267	21,023,575
BHP Group Ltd.	26,934,273	943,295,643
Blackmores Ltd.	91,239	5,666,998
BlueScope Steel Ltd.	2,455,211	33,480,436
Boral Ltd.	2,050,795	5,010,706
Boss Energy Ltd. (b)	1,764,146	3,244,085
BrainChip Holdings Ltd.(a)(b)	8,265,542	3,737,624
Brambles Ltd.	7,310,008	62,161,022
Breville Group Ltd.(a)	538,632	8,684,298
Brickworks Ltd.	374,451	6,306,743
BWP Trust	3,124,837	8,692,431
Calix Ltd.(b)	668,004	2,641,356
Capricorn Metals Ltd.(b)	1,263,602	4,073,667
carsales.com Ltd.	1,823,429	29,521,752
Centuria Capital Group	2,338,723	3,108,726
Centuria Industrial REIT	2,895,858	6,885,439
Centuria Office REIT	982,602	1,115,554
Chalice Mining Ltd.(b)	1,809,967	8,344,108
Challenger Ltd.	3,030,674	15,537,543
Champion Iron Ltd.	1,762,365	8,967,754
Charter Hall Group	2,652,306	26,116,134
Charter Hall Long Wale REIT	3,530,029	11,423,962
Charter Hall Retail REIT	2,614,171	7,423,724
Charter Hall Social Infrastructure REIT	560,017	1,381,906

Security	Shares	Value

Australia (continued)
Cleanaway Waste Management Ltd.	11,693,369	$22,657,691
Clinuvel Pharmaceuticals Ltd.(a)	209,966	3,763,868
Cochlear Ltd.	347,824	52,548,076
Codan Ltd./Australia	564,812	2,132,743
Coles Group Ltd.	7,114,265	89,480,553
Collins Foods Ltd.(a)	433,184	2,471,659
Commonwealth Bank of Australia	9,037,935	705,519,835
Computershare Ltd.	2,875,660	48,431,439
Core Lithium Ltd.(a)(b)	7,749,094	6,462,102
Coronado Global Resources Inc.(d)	4,026,541	5,834,035
Corporate Travel Management Ltd.(a)	724,459	9,494,176
Costa Group Holdings Ltd.	2,432,404	5,060,574
Credit Corp. Group Ltd.	358,291	5,532,822
Cromwell Property Group	11,580,873	5,950,351
CSL Ltd.	2,566,938	542,010,023
CSR Ltd.	2,967,632	11,106,345
Data#3 Ltd.	370,255	1,923,876
De Grey Mining Ltd.(a)(b)	6,508,552	6,897,076
Deterra Royalties Ltd.	2,316,709	8,037,873
Dexus	5,789,586	33,568,358
Dexus Industria REIT	327,748	716,281
Dicker Data Ltd.	207,741	1,568,119
Domain Holdings Australia Ltd.	2,063,574	4,721,133
Domino’s Pizza Enterprises Ltd.	322,700	17,396,131
Downer EDI Ltd.	3,754,043	10,046,021
Eagers Automotive Ltd.	758,501	6,169,094
Eclipx Group Ltd.(a)(b)	1,444,957	2,087,145
Elders Ltd.	900,440	6,199,223
Endeavour Group Ltd./Australia	7,560,932	35,502,804
Evolution Mining Ltd.	9,623,291	21,868,009
EVT Ltd.	579,346	5,789,617
Firefinch Ltd.(a)(b)(c)	5,815,203	697,792
Flight Centre Travel Group Ltd.(a)(b)	834,036	9,381,643
Fortescue Metals Group Ltd.	9,013,842	142,378,617
G8 Education Ltd.	4,244,888	3,775,606
Gold Road Resources Ltd.	4,888,927	5,719,094
Goodman Group	9,002,162	128,403,006
Goulamina Holdings Pty Ltd.(b)	4,494,246	1,960,481
GPT Group (The)	10,165,331	32,951,281
GrainCorp Ltd., Class A	1,234,492	6,628,488
Grange Resources Ltd.(a)	2,693,344	1,943,489
Growthpoint Properties Australia Ltd.	560,657	1,295,009
GUD Holdings Ltd.	871,751	5,178,691
GWA Group Ltd.	1,577,333	2,425,672
Hansen Technologies Ltd.	635,317	2,400,523
Harvey Norman Holdings Ltd.	3,475,197	11,032,843
Healius Ltd.	3,659,530	8,348,644
Helia Group Ltd.	2,600,776	5,156,280
Home Consortium Ltd.	815,446	2,669,322
HomeCo Daily Needs REIT	7,806,964	7,493,618
HUB24 Ltd.(a)	398,785	7,437,002
IDP Education Ltd.	1,097,809	24,430,029
IGO Ltd.(a)	3,640,279	37,841,684
Iluka Resources Ltd.	2,253,943	17,343,360
Imdex Ltd.	869,818	1,544,512
Imugene Ltd.(a)(b)	26,476,381	2,561,743
Incitec Pivot Ltd.	10,209,221	24,963,687
Ingenia Communities Group	1,845,548	6,077,901
Inghams Group Ltd.	1,917,613	3,942,313
Insignia Financial Ltd.	3,160,924	7,847,132

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Insurance Australia Group Ltd.	13,015,270	$45,199,063
Integral Diagnostics Ltd.	565,911	1,281,991
InvoCare Ltd.	740,451	6,051,289
ionner Ltd.(a)(b)	7,520,508	2,314,281
IPH Ltd.	1,377,037	8,329,076
IRESS Ltd.	1,069,873	7,550,006
James Hardie Industries PLC	2,368,277	53,140,642
JB Hi-Fi Ltd.	605,233	20,809,418
Jervois Global Ltd.(b)	8,367,630	1,457,584
Johns Lyng Group Ltd.(a)	867,192	3,614,371
Judo Capital Holdings Ltd.(a)(b)	2,940,610	2,781,571
Jumbo Interactive Ltd.	195,416	2,164,533
Karoon Energy Ltd.(b)	2,148,251	3,553,649
Kelsian Group Ltd.	622,628	2,582,271
Lake Resources NL(a)(b)	6,544,103	3,837,450
Lendlease Corp. Ltd.	3,585,429	21,893,721
Lifestyle Communities Ltd.	313,406	4,369,281
Link Administration Holdings Ltd.	2,902,106	3,955,450
Liontown Resources Ltd.(a)(b)	8,731,169	9,828,861
Lottery Corp. Ltd. (The)(b)	11,726,280	39,108,938
Lovisa Holdings Ltd.	282,440	5,305,254
Lynas Rare Earths Ltd.(b)	4,830,518	32,336,111
MA Financial Group Ltd.(a)	243,296	861,717
Maas Group Holdings Ltd.(a)	226,020	448,953
Macquarie Group Ltd.	1,957,062	261,089,551
Magellan Financial Group Ltd.	734,075	4,666,451
Mayne Pharma Group Ltd.(a)	230,553	493,683
McMillan Shakespeare Ltd.	509,296	5,098,962
Medibank Pvt Ltd.	14,662,868	30,546,907
Megaport Ltd.(a)(b)	868,828	3,613,665
Mesoblast Ltd.(a)(b)	3,635,411	2,452,876
Metcash Ltd.	5,407,441	16,024,515
Mincor Resources NL(a)(b)	1,916,588	2,072,620
Mineral Resources Ltd.	899,179	56,927,090
Mirvac Group	20,522,526	33,156,364
Monadelphous Group Ltd.	585,447	5,770,277
Mount Gibson Iron Ltd.(a)(b)	3,130,242	1,330,600
Nanosonics Ltd.(a)(b)	1,433,826	4,948,413
National Australia Bank Ltd.	16,803,265	379,151,044
National Storage REIT	6,509,436	10,712,818
Neometals Ltd.(a)(b)	2,428,745	1,466,758
Netwealth Group Ltd.	628,391	5,993,145
Neuren Pharmaceuticals Ltd., NVS(b)	579,808	3,183,740
New Hope Corp. Ltd.	2,793,009	11,575,366
Newcrest Mining Ltd.	4,706,269	74,778,354
NEXTDC Ltd.(b)	2,458,109	17,371,658
nib holdings Ltd.	2,432,020	13,557,665
Nick Scali Ltd.(a)	346,107	2,943,809
Nickel Mines Ltd.	6,296,411	4,922,992
Nine Entertainment Co. Holdings Ltd.	8,633,730	12,491,537
Northern Star Resources Ltd.	6,217,596	55,402,014
Novonix Ltd.(a)(b)	1,671,612	2,187,625
NRW Holdings Ltd.	2,253,051	4,863,681
Nufarm Ltd./Australia	1,854,788	7,804,619
Objective Corp. Ltd.	13,868	136,739
Omni Bridgeway Ltd.(b)	1,288,901	3,700,278
oOh!media Ltd.(a)	2,910,765	2,963,773
Orica Ltd.	2,371,674	24,887,288
Origin Energy Ltd.	9,112,873	48,385,432
Orora Ltd.	4,911,299	10,391,969

Security	Shares	Value

Australia (continued)
OZ Minerals Ltd.	1,804,981	$35,750,985
Paladin Energy Ltd.(a)(b)	14,207,559	8,664,149
Perenti Global Ltd.(b)	3,121,043	2,773,092
Perpetual Ltd.	560,479	10,154,091
Perseus Mining Ltd.	6,759,447	10,269,476
PEXA Group Ltd.(b)	751,456	6,938,012
Pilbara Minerals Ltd.(b)	13,533,546	46,040,013
Pinnacle Investment Management Group Ltd.	620,070	4,619,601
Platinum Asset Management Ltd.	2,822,518	4,310,655
PointsBet Holdings Ltd.(a)(b)	1,082,025	1,090,338
PolyNovo Ltd.(a)(b)	3,607,621	6,450,982
Premier Investments Ltd.	591,719	11,700,802
Pro Medicus Ltd.(a)	270,907	12,938,169
PWR Holdings Ltd.(a)	406,148	3,546,916
Qantas Airways Ltd.(b)	4,923,338	22,223,102
QBE Insurance Group Ltd.	7,815,704	76,257,161
Qube Holdings Ltd.	8,771,526	19,073,481
Ramelius Resources Ltd.	4,640,809	3,292,381
Ramsay Health Care Ltd.	969,924	45,832,504
REA Group Ltd.	279,483	25,061,715
Reece Ltd.	1,189,204	13,668,588
Region RE Ltd.	6,319,222	12,125,919
Regis Resources Ltd.	4,242,871	6,449,773
Reliance Worldwide Corp. Ltd.	4,531,830	11,349,814
Rio Tinto Ltd.	2,010,228	180,392,344
Rural Funds Group(a)	687,015	1,218,397
Sandfire Resources Ltd.	2,578,139	11,489,685
Santos Ltd.	16,750,226	85,507,754
Sayona Mining Ltd.(a)(b)	34,968,671	6,540,551
Scentre Group	27,296,929	59,229,048
SEEK Ltd.	1,790,843	31,015,509
Select Harvests Ltd.	402,891	1,140,291
Seven Group Holdings Ltd.(a)	985,523	15,861,724
Seven West Media Ltd.(a)(b)	4,933,986	1,578,317
Sigma Healthcare Ltd.	1,821,952	818,781
Silver Lake Resources Ltd.(b)	5,461,077	5,049,368
Sims Ltd.	962,953	10,455,690
SiteMinder Ltd.(a)(b)	1,124,467	3,000,887
SmartGroup Corp. Ltd.	539,600	2,162,148
Sonic Healthcare Ltd.	2,418,287	54,163,713
South32 Ltd.	24,594,050	78,920,553
Star Entertainment Grp Ltd. (The)(b)	4,711,160	6,500,739
Steadfast Group Ltd.	5,466,607	20,309,458
Stockland	12,728,829	35,567,752
Suncorp Group Ltd.	6,663,053	59,230,156
Super Retail Group Ltd.	901,010	8,130,769
Syrah Resources Ltd.(b)	3,357,321	5,279,034
Tabcorp Holdings Ltd.	11,618,135	8,641,501
Technology One Ltd.	1,621,070	16,760,888
Telix Pharmaceuticals Ltd.(b)	1,193,171	6,042,061
Telstra Corp. Ltd.	21,082,697	60,932,841
Temple & Webster Group Ltd.(a)(b)	546,899	2,231,346
Terracom Ltd.	2,960,178	1,812,876
Transurban Group	16,319,455	159,998,177
Treasury Wine Estates Ltd.	3,782,177	38,959,366
Tyro Payments Ltd.(a)(b)	2,340,404	2,493,899
United Malt Grp Ltd.(a)	1,382,959	3,575,943
Ventia Services Group Pty Ltd.	1,394,153	2,377,547
Vicinity Ltd.	20,395,083	29,838,828
Viva Energy Group Ltd.(d)	5,090,877	10,525,017

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Vulcan Energy Resources Ltd.(a)(b)	497,288	$2,532,548
Vulcan Steel Ltd.	286,169	1,832,070
Washington H Soul Pattinson & Co. Ltd.	1,189,275	24,221,869
Waypoint REIT Ltd.	3,819,868	7,542,520
Webjet Ltd.(a)(b)	2,066,755	10,072,913
Wesfarmers Ltd.	6,027,638	212,514,603
West African Resources Ltd.(b)	5,282,588	4,186,115
Westpac Banking Corp.	18,597,540	312,919,758
Whitehaven Coal Ltd.	4,536,744	26,976,100
WiseTech Global Ltd.	777,932	33,730,774
Woodside Energy Group Ltd.	10,088,487	261,229,991
Woolworths Group Ltd.	6,464,192	165,208,217
Worley Ltd.	1,714,405	18,820,155
Xero Ltd.(b)	727,551	40,100,033
Zip Co. Ltd.(a)(b)	3,464,226	1,634,201

		8,165,981,435

Austria — 0.3%
ams-OSRAM AG(b)	1,475,468	13,783,906
ANDRITZ AG(a)	352,649	21,088,943
AT&S Austria Technologie & Systemtechnik AG(a)	141,391	4,851,362
BAWAG Group AG(d)	455,814	28,235,318
CA Immobilien Anlagen AG	287,030	8,951,976
DO & CO AG(a)(b)	37,278	3,947,763
Erste Group Bank AG	1,818,323	68,994,687
EVN AG	194,388	4,101,691
IMMOFINANZ AG(a)(b)	195,273	2,630,821
Kontron AG(a)	301,191	6,120,445
Lenzing AG(a)	81,740	5,788,931
Oesterreichische Post AG(a)	192,397	6,851,750
OMV AG	790,258	39,584,209
Palfinger AG(a)	9,539	288,881
Porr AG	10,364	148,953
Raiffeisen Bank International AG(b)	793,479	14,276,402
Schoeller-Bleckmann Oilfield Equipment AG	36,758	2,696,331
Semperit AG Holding(a)	67,318	1,653,372
Strabag SE	81,879	3,459,911
UNIQA Insurance Group AG(a)	787,741	6,624,433
Verbund AG	362,915	30,899,717
Vienna Insurance Group AG Wiener Versicherung Gruppe	240,426	6,543,042
voestalpine AG	611,157	20,306,657
Wienerberger AG	616,957	18,552,508

		320,382,009

Belgium — 1.1%
Ackermans & van Haaren NV	117,434	20,322,499
Aedifica SA	207,715	18,227,410
Ageas SA/NV	857,046	41,842,669
AGFA-Gevaert NV(b)	1,076,501	3,374,271
Anheuser-Busch InBev SA/NV	4,637,314	279,916,319
Argenx SE(b)	292,265	111,319,776
Barco NV	405,003	10,252,127
Bekaert SA	227,743	9,607,327
bpost SA	522,010	2,830,064
Cofinimmo SA	162,847	14,812,419
Deme Group NV(b)	43,511	5,629,983
D’ieteren Group	145,706	27,846,655
Econocom Group SA/NV	77,987	241,633
Elia Group SA/NV	182,889	25,680,961
Etablissements Franz Colruyt NV(a)	294,820	7,796,145

Security	Shares	Value

Belgium (continued)
Euronav NV	945,429	$14,887,626
Exmar NV	173,090	1,454,592
Fagron	443,368	6,555,522
Galapagos NV(b)	246,101	10,892,032
Groupe Bruxelles Lambert NV	530,223	45,358,041
Immobel SA(a)	2,645	135,757
Intervest Offices & Warehouses NV	21,990	480,519
Ion Beam Applications	128,465	2,315,575
KBC Ancora	254,845	12,512,309
KBC Group NV	1,324,894	98,131,284
Kinepolis Group NV(a)(b)	93,790	3,970,195
Melexis NV	119,265	12,704,631
Mithra Pharmaceuticals SA(a)(b)	120,026	408,198
Montea NV	53,839	4,320,842
Ontex Group NV(a)(b)	379,015	2,945,687
Proximus SADP	819,007	8,392,460
Recticel SA(a)	126,494	2,372,242
Retail Estates NV	19,258	1,329,482
Shurgard Self Storage SA	44,363	2,140,698
Sofina SA(a)	81,974	19,474,739
Solvay SA	392,898	45,784,990
Telenet Group Holding NV	233,665	4,027,706
Tessenderlo Group SA(b)	226,906	8,024,248
UCB SA	674,415	55,372,575
Umicore SA	1,107,402	41,864,757
VGP NV	68,318	6,826,413
Warehouses De Pauw CVA	854,829	27,108,236
X-Fab Silicon Foundries SE(a)(b)(d)	177,515	1,552,846
Xior Student Housing NV	130,464	4,383,222

		1,025,427,682

Denmark — 2.7%
ALK-Abello A/S(b)	807,351	12,060,222
Alm Brand A/S	4,984,701	9,250,640
Ambu A/S, Class B(a)(b)	887,402	12,257,929
AP Moller - Maersk A/S, Class A	16,029	34,156,987
AP Moller - Maersk A/S, Class B, NVS	26,967	58,661,087
Bavarian Nordic A/S(a)(b)	395,513	12,665,688
Better Collective A/S(b)	157,675	2,366,715
Cadeler A/S(b)	435,699	1,813,618
Carlsberg A/S, Class B	513,051	72,833,548
cBrain A/S	52,774	1,189,961
Chemometec A/S(b)	86,548	7,582,471
Chr Hansen Holding A/S	556,828	41,113,346
Coloplast A/S, Class B	630,577	76,132,358
D/S Norden A/S	171,145	9,225,633
Danske Bank A/S	3,622,057	75,460,366
Demant A/S(b)	485,205	13,734,555
Dfds A/S	203,783	7,681,677
DSV A/S	993,433	164,343,651
FLSmidth & Co. A/S(a)	272,814	11,721,738
Genmab A/S(b)	350,336	137,295,437
GN Store Nord A/S	689,777	17,007,351
H Lundbeck A/S	1,469,756	5,461,359
H Lundbeck A/S, Class A(b)	367,453	1,265,172
ISS A/S(b)	815,104	17,821,188
Jyske Bank A/S, Registered(b)	282,849	20,400,018
Matas A/S	288,232	3,136,619
Netcompany Group A/S(b)(d)	211,227	8,406,190
Nilfisk Holding A/S(b)	91,566	1,822,531
NKT A/S(b)	229,926	14,347,806

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Novo Nordisk A/S, Class B	8,796,727	$1,217,376,998
Novozymes A/S, Class B	1,089,203	56,678,360
NTG Nordic Transport Group A/S, Class A(a)(b)	33,424	1,366,768
Orsted A/S(d)	1,002,928	89,312,727
Pandora A/S	482,599	40,186,458
Per Aarsleff Holding A/S	133,044	5,521,870
Ringkjoebing Landbobank A/S	176,342	25,661,746
Rockwool A/S, Class B	45,694	13,101,025
Royal Unibrew A/S	272,338	19,124,118
Scandinavian Tobacco Group A/S, Class A(d)	375,061	6,518,640
Schouw & Co. A/S	77,599	6,012,609
SimCorp A/S	225,398	15,784,604
Solar A/S, Class B	5,019	463,716
Spar Nord Bank A/S	553,053	8,809,502
Sydbank A/S	366,661	16,719,114
Topdanmark A/S	232,624	12,556,508
Tryg A/S	1,912,217	43,881,739
Vestas Wind Systems A/S	5,350,069	156,551,548
Zealand Pharma A/S(b)	230,639	7,203,109

		2,594,047,020

Finland — 1.1%
Aktia Bank OYJ	61,295	725,009
Anora Group OYJ	24,582	197,090
Cargotec OYJ, Class B	232,942	11,859,718
Caverion OYJ	533,702	4,920,217
Citycon OYJ	549,701	4,142,542
Elisa OYJ	758,806	43,231,546
Finnair OYJ(a)(b)	3,879,257	2,186,039
Fortum OYJ	2,353,075	35,371,994
F-Secure OYJ(b)	108,528	346,463
Huhtamaki OYJ	524,157	19,604,970
Kemira OYJ	644,633	10,458,758
Kempower OYJ(a)(b)	87,782	2,193,987
Kesko OYJ, Class B	1,436,308	33,456,611
Kojamo OYJ	713,973	10,962,782
Kone OYJ, Class B	1,807,329	98,564,638
Konecranes OYJ	367,906	11,972,215
Marimekko OYJ	34,951	350,410
Metsa Board OYJ, Class B	1,108,618	9,896,135
Metso Outotec OYJ	3,519,751	40,452,058
Musti Group OYJ	88,839	1,503,513
Neste OYJ	2,252,508	107,675,013
Nokia OYJ	28,793,425	136,524,482
Nokian Renkaat OYJ	703,982	8,432,681
Oriola OYJ, Class B	763,394	1,432,449
Orion OYJ, Class B	559,911	29,997,023
Outokumpu OYJ	2,001,725	11,463,003
Puuilo OYJ(a)	77,435	532,890
QT Group OYJ(a)(b)	89,778	5,264,898
Revenio Group OYJ	113,526	4,641,019
Rovio Entertainment OYJ(d)	93,952	751,750
Sampo OYJ, Class A	2,544,890	133,605,386
Sanoma OYJ	446,691	4,751,550
Stora Enso OYJ, Class R	2,950,298	42,175,602
Talenom OYJ(a)	159,542	1,576,625
TietoEVRY OYJ	461,968	14,068,794
Tokmanni Group OYJ	184,498	2,378,844
UPM-Kymmene OYJ	2,852,255	103,383,447
Uponor OYJ	357,133	6,360,359
Valmet OYJ	871,724	27,374,601

Security	Shares	Value

Finland (continued)
Wartsila OYJ Abp	2,452,558	$23,326,295
YIT OYJ(a)	1,009,915	2,955,359

		1,011,068,765

France — 10.7%
AB Science SA(a)(b)	132,266	914,239
ABC arbitrage	498,501	3,511,807
Accor SA(b)	892,990	28,984,638
Aeroports de Paris(b)	157,433	24,423,765
Air France-KLM(a)(b)	6,430,202	10,870,258
Air Liquide SA	2,779,995	442,647,937
Airbus SE	3,135,451	393,078,442
ALD SA(d)	830,108	10,435,907
Alstom SA	1,695,410	50,413,297
Altarea SCA	18,381	2,505,220
Alten SA	167,524	25,741,074
Amundi SA(d)	319,257	20,901,748
Antin Infrastructure Partners SA(a)	182,692	4,115,275
APERAM SA	269,494	10,635,145
ArcelorMittal SA	2,804,228	86,995,351
Arkema SA	310,706	31,439,638
Atos SE(a)(b)	528,888	6,976,830
Aubay	3,120	160,758
AXA SA	9,965,626	310,917,778
Believe SA(a)(b)	22,402	271,446
Beneteau SA	70,756	1,159,775
BioMerieux	222,770	22,710,484
BNP Paribas SA	5,890,199	404,549,955
Boiron SA	46,897	2,138,782
Bollore SE	4,746,714	26,559,638
Bonduelle SCA	112,176	1,507,113
Bouygues SA	1,215,938	40,057,786
Bureau Veritas SA	1,562,460	44,673,021
Capgemini SE	871,234	165,347,643
Carmila SA	297,434	4,489,496
Carrefour SA	3,081,019	58,603,960
Casino Guichard Perrachon SA(a)(b)	246,051	3,023,715
CGG SA(a)(b)	4,190,294	3,528,902
Chargeurs SA	77,974	1,302,980
Cie. de Saint-Gobain	2,620,506	150,498,712
Cie. des Alpes(b)	14,470	228,844
Cie. Generale des Etablissements Michelin SCA	3,601,467	113,877,688
Cie. Plastic Omnium SA	364,224	6,374,430
Coface SA(b)	632,537	8,844,691
Covivio	247,493	16,988,999
Credit Agricole SA	6,395,293	77,007,223
Danone SA	3,416,434	187,354,692
Dassault Aviation SA	135,202	23,087,535
Dassault Systemes SE	3,541,768	131,721,518
Derichebourg SA	680,378	4,669,604
Edenred	1,321,684	71,991,424
Eiffage SA(a)	440,046	47,001,560
Electricite de France SA	3,101,253	40,735,127
Elior Group SA(a)(b)(d)	690,897	2,390,979
Elis SA	1,032,375	18,131,925
Engie SA	9,703,751	137,791,943
Equasens	23,672	1,909,475
Eramet SA	53,276	5,324,567
Esker SA	19,958	3,332,341
EssilorLuxottica SA	1,545,705	283,604,924
Etablissements Maurel et Prom SA	322,656	1,296,540

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Eurazeo SE	250,441	$17,567,729
Euroapi SA(b)	257,784	4,137,891
Eurofins Scientific SE	713,212	51,158,531
Euronext NV(d)	454,662	36,842,122
Eutelsat Communications SA(a)	885,406	6,771,041
Faurecia SE(b)	832,385	16,542,393
Fnac Darty SA	103,228	3,831,138
Gaztransport Et Technigaz SA	150,560	16,645,339
Gecina SA	240,547	28,492,708
Getlink SE	2,323,870	39,305,394
Hermes International	168,743	315,804,060
ICADE	176,715	8,393,995
ID Logistics Group(b)	2,707	841,389
Imerys SA	203,495	8,439,901
Interparfums SA	49,732	3,255,472
Ipsen SA	198,311	20,829,595
IPSOS	233,015	15,101,136
JCDecaux SE(b)	331,529	7,502,119
Kaufman & Broad SA	54,850	1,723,509
Kering SA	398,559	248,683,557
Klepierre SA	1,128,991	28,654,186
Korian SA	408,708	4,279,561
La Francaise des Jeux SAEM(d)	548,711	23,478,243
Legrand SA	1,410,555	125,770,816
LISI	113,966	2,535,482
L’Oreal SA	1,283,711	530,059,165
LVMH Moet Hennessy Louis Vuitton SE	1,473,724	1,286,525,119
Maisons du Monde SA(a)(d)	204,983	2,520,860
McPhy Energy SA(a)(b)	115,925	1,764,425
Mercialys SA	422,400	4,691,095
Mersen SA	131,688	5,845,924
Metropole Television SA	213,658	3,402,925
Neoen SA(d)	264,630	9,936,703
Nexans SA	160,206	16,988,814
Nexity SA	246,566	7,448,490
Orange SA	10,595,364	112,128,095
Orpea SA(a)(b)(c)	308,521	2,388,110
Pernod Ricard SA	1,090,477	225,761,420
Peugeot Invest	35,388	3,654,385
Publicis Groupe SA	1,205,871	85,061,690
Quadient SA	221,832	3,912,155
Remy Cointreau SA	121,272	22,834,200
Renault SA(b)	1,015,196	41,277,305
Rexel SA	1,294,356	28,634,263
Rubis SCA	470,664	13,171,668
Safran SA	1,814,113	260,861,301
Sanofi	6,056,692	593,098,079
Sartorius Stedim Biotech	145,895	50,892,291
Schneider Electric SE	2,880,196	467,212,567
SCOR SE	796,649	19,663,066
SEB SA	131,412	13,742,540
Seche Environnement SA, NVS	12,468	1,358,170
SES SA	1,971,449	15,298,696
SES-Imagotag SA(b)	11,463	1,437,520
SMCP SA(b)(d)	156,920	1,245,437
Societe BIC SA	133,167	9,668,689
Societe Generale SA	4,254,138	126,631,098
Sodexo SA	470,870	46,678,667
SOITEC(b)	147,048	22,302,240
Sopra Steria Group SACA	89,011	14,804,582

Security	Shares	Value

France (continued)
SPIE SA	672,523	$18,360,054
Technicolor Creative Studios SA(a)(b)	1,032,630	255,509
Teleperformance	314,318	87,376,256
Television Francaise 1	378,775	3,029,410
Thales SA	563,582	74,538,971
TotalEnergies SE	13,224,052	817,520,893
Trigano SA	59,641	8,313,627
Ubisoft Entertainment SA(b)	498,574	10,323,746
Unibail-Rodamco-Westfield(b)	638,699	41,333,585
Valeo	1,090,656	23,836,020
Vallourec SA(b)	716,920	10,464,845
Valneva SE(a)(b)	601,331	4,103,649
Veolia Environnement SA	3,537,723	105,008,297
Verallia SA(d)	390,235	14,408,159
Vicat SA	84,978	2,372,890
Vinci SA	2,858,759	323,009,875
Virbac SA	28,344	8,601,670
Vivendi SE	3,797,452	40,783,769
Voltalia SA(a)(b)	154,029	2,915,336
Waga Energy SA(a)(b)	26,976	821,155
Wavestone	42,749	2,244,020
Wendel SE	136,558	14,459,860
Worldline SA/France(b)(d)	1,274,522	57,819,817

		10,341,149,018

Germany — 7.3%
1&1 AG	238,721	3,332,189
Aareal Bank AG(b)	323,051	11,379,042
About You Holding SE(a)(b)	130,837	860,102
Adesso SE	16,768	2,652,489
adidas AG	919,671	148,081,931
ADVA Optical Networking SE(b)	96,187	2,352,819
AIXTRON SE	634,875	18,916,442
Allianz SE, Registered	2,178,674	520,951,061
Amadeus Fire AG	19,081	2,657,872
Aroundtown SA(a)	5,395,423	15,021,940
Atoss Software AG	6,286	1,112,174
AURELIUS Equity Opportunities SE & Co. KGaA	105,599	1,809,166
Aurubis AG	174,053	18,407,292
Auto1 Group SE(a)(b)(d)	459,567	3,723,163
BASF SE	4,877,634	279,661,203
Basler AG(a)	17,931	663,731
Bayer AG, Registered	5,205,548	324,018,997
Bayerische Motoren Werke AG	1,771,165	180,419,079
BayWa AG	82,158	3,746,956
Bechtle AG	429,669	18,106,574
Beiersdorf AG	541,251	65,804,000
Bertrandt AG	40,274	1,969,247
Bilfinger SE(a)	192,026	6,611,475
Borussia Dortmund GmbH & Co. KGaA(a)(b)	540,010	2,409,758
Brenntag SE	813,929	60,758,181
CANCOM SE	207,033	7,137,381
Carl Zeiss Meditec AG, Bearer	214,225	30,916,569
Ceconomy AG(a)	670,312	1,643,926
Cewe Stiftung & Co. KGaA	47,877	4,745,428
Commerzbank AG(b)	5,639,505	64,467,620
CompuGroup Medical SE & Co. KgaA	142,696	6,687,768
Continental AG	576,894	40,506,733
Covestro AG(d)	1,016,624	46,809,941
CropEnergies AG	96,457	1,255,937
CTS Eventim AG & Co. KGaA(b)	321,548	22,571,619

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Daimler Truck Holding AG(b)	2,412,723	$81,076,223
Datagroup SE	2,288	177,849
Delivery Hero SE(b)(d)	899,320	54,370,072
Dermapharm Holding SE	95,923	3,981,677
Deutsche Bank AG, Registered	10,962,085	146,296,944
Deutsche Beteiligungs AG	145,792	4,697,489
Deutsche Boerse AG	1,012,723	181,218,965
Deutsche Lufthansa AG, Registered(b)	3,171,319	33,599,206
Deutsche Pfandbriefbank AG(d)	819,655	7,476,382
Deutsche Post AG, Registered	5,265,541	226,716,781
Deutsche Telekom AG, Registered	17,223,673	383,722,761
Deutz AG	799,893	4,372,373
DIC Asset AG	333,465	3,205,187
Duerr AG	302,074	11,525,302
E.ON SE	11,909,722	129,850,625
Eckert & Ziegler Strahlen- und Medizintechnik AG	77,162	4,489,940
ElringKlinger AG	74,463	648,125
Encavis AG	652,561	12,643,667
Energiekontor AG	19,133	1,641,569
Evonik Industries AG	1,096,439	24,372,238
Evotec SE(b)	753,717	14,820,394
Fielmann AG	59,215	2,231,825
flatexDEGIRO AG(a)(b)	357,846	3,045,008
Fraport AG Frankfurt Airport Services Worldwide(b)	195,713	11,138,265
Freenet AG	597,049	14,513,813
Fresenius Medical Care AG & Co. KGaA	1,079,192	40,528,697
Fresenius SE & Co. KGaA	2,222,555	64,411,547
GEA Group AG	786,885	35,504,176
Gerresheimer AG	168,838	12,486,261
GFT Technologies SE	72,116	3,011,098
Global Fashion Group SA(b)	513,853	656,096
Grand City Properties SA	527,324	5,620,307
GRENKE AG(a)	148,118	4,302,318
Hamborner REIT AG	555,375	4,346,876
Hamburger Hafen und Logistik AG(a)	162,031	2,288,426
Hannover Rueck SE	321,059	65,196,962
HeidelbergCement AG	759,595	52,121,441
Heidelberger Druckmaschinen AG(b)	1,121,973	2,306,399
HelloFresh SE(a)(b)	878,894	21,367,034
Henkel AG & Co. KGaA	538,779	36,000,270
Hensoldt AG	189,222	5,486,148
HOCHTIEF AG	143,687	9,109,548
Hornbach Holding AG & Co. KGaA	53,503	4,739,794
Hugo Boss AG	313,792	21,309,663
Hypoport SE(a)(b)	24,038	3,274,847
Indus Holding AG	129,612	3,426,833
Infineon Technologies AG	6,922,792	249,292,898
Instone Real Estate Group SE(a)(d)	247,620	2,526,765
Jenoptik AG	312,141	9,700,757
JOST Werke AG(d)	26,325	1,524,227
K+S AG, Registered	1,004,880	24,053,252
KION Group AG	379,178	15,268,153
Kloeckner & Co. SE	459,952	4,860,522
Knorr-Bremse AG	392,011	25,766,105
Krones AG	89,008	10,392,887
KWS Saat SE & Co. KGaA	61,270	4,153,361
LANXESS AG	433,940	21,657,896
LEG Immobilien SE	395,648	30,929,419
MBB SE(a)	694	66,649
Medios AG(a)(b)	73,383	1,438,752

Security	Shares	Value

Germany (continued)
Mercedes-Benz Group AG	4,251,053	$316,329,469
Merck KGaA	684,009	142,771,956
METRO AG(b)	723,292	7,126,907
MLP SE	600,016	3,326,769
MorphoSys AG(a)(b)	187,214	3,761,221
MTU Aero Engines AG	283,322	70,805,724
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	746,361	269,591,068
Nagarro SE(a)(b)	42,718	5,852,084
Nemetschek SE	319,542	17,084,100
Nordex SE(b)	725,499	11,025,251
Norma Group SE	195,185	4,201,675
PATRIZIA SE	312,093	3,864,876
Pfeiffer Vacuum Technology AG	38,052	6,948,106
PNE AG	79,288	1,424,374
ProSiebenSat.1 Media SE	905,208	9,310,232
Puma SE	584,632	39,923,569
PVA TePla AG(b)	81,104	1,934,634
Rational AG	26,869	17,673,979
Rheinmetall AG	230,376	53,829,090
RWE AG	3,419,364	152,226,231
Salzgitter AG(a)	159,462	6,507,850
SAP SE	5,557,635	658,801,839
Scout24 SE(d)	431,982	25,149,136
Secunet Security Networks AG	8,569	2,032,512
SGL Carbon SE(a)(b)	413,347	3,582,062
Siemens AG, Registered	4,073,257	636,264,224
Siemens Healthineers AG(d)	1,511,607	81,065,471
Siltronic AG	91,777	7,651,034
Sixt SE	80,094	9,958,158
SMA Solar Technology AG(a)(b)	79,106	6,710,447
Software AG(a)	283,636	7,905,087
Stabilus SE	141,646	9,770,077
Steico SE	28,794	1,549,862
Stratec SE(a)	40,901	3,725,686
Stroeer SE & Co. KGaA	203,808	11,174,978
Suedzucker AG	409,740	6,647,284
SUSE SA(a)(b)	223,855	4,345,397
Symrise AG	706,606	75,119,043
Synlab AG	348,425	3,827,643
TAG Immobilien AG	938,959	8,041,097
Takkt AG	197,088	3,047,442
TeamViewer AG(b)(d)	742,142	10,454,492
Telefonica Deutschland Holding AG	5,430,824	15,995,796
thyssenkrupp AG(b)	2,475,047	19,443,607
Tonies SE, Class A(a)(b)	267,620	1,640,919
TUI AG(a)(b)	5,957,396	12,475,352
United Internet AG, Registered(e)	523,060	12,143,543
Varta AG(a)	101,310	3,084,237
VERBIO Vereinigte BioEnergie AG	118,573	7,474,862
Vitesco Technologies Group AG(b)	104,520	7,244,726
Volkswagen AG	156,022	27,310,110
Vonovia SE	3,788,759	107,024,500
Vossloh AG	67,761	2,986,119
Wacker Neuson SE	200,336	3,965,015
Zalando SE(b)(d)	1,183,930	55,212,589

		7,081,472,380

Hong Kong — 2.8%
AIA Group Ltd	63,488,400	717,904,260
Apollo Future Mobility Group Ltd.(a)(b)	17,748,000	462,994

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
ASMPT Ltd.	1,663,700	$13,741,537
Atlas Corp.	560,795	8,305,374
Bank of East Asia Ltd. (The)	6,547,400	8,410,869
BOC Hong Kong Holdings Ltd.	19,900,500	69,550,001
Brightoil Petroleum Holdings Ltd.(c)	6,240,000	8
Budweiser Brewing Co. APAC Ltd.(a)(d)	9,313,600	29,387,371
Cafe de Coral Holdings Ltd.	1,634,000	2,860,560
Champion REIT	14,925,000	6,616,906
Chinese Estates Holdings Ltd.(a)(b)	567,500	179,920
Chow Sang Sang Holdings International Ltd.	1,027,000	1,565,077
CITIC Telecom International Holdings Ltd.	12,488,000	4,448,400
CK Asset Holdings Ltd.	10,491,016	67,074,406
CK Hutchison Holdings Ltd.	14,176,516	90,218,654
CK Infrastructure Holdings Ltd.	3,420,000	19,027,347
CK Life Sciences International Holdings Inc.	14,682,000	1,522,016
CLP Holdings Ltd.	8,776,500	65,208,773
C-Mer Eye Care Holdings Ltd.(a)(b)	3,180,000	1,991,022
Comba Telecom Systems Holdings Ltd.	10,064,000	1,930,473
Cowell e Holdings Inc.(a)(b)	1,484,000	2,916,435
Dah Sing Banking Group Ltd.	3,150,800	2,547,750
Dah Sing Financial Holdings Ltd.	812,800	2,154,307
EC Healthcare	2,257,000	2,708,597
E-Commodities Holdings Ltd.	6,890,000	1,453,260
ESR Group Ltd.(d)	10,508,000	21,037,923
Far East Consortium International Ltd.	7,673,600	2,008,926
First Pacific Co. Ltd.	14,170,250	4,941,645
Fortune REIT	7,488,000	6,480,372
Fosun Tourism Group(b)(d)	1,265,600	1,825,686
Futu Holdings Ltd., ADR(a)(b)	320,841	16,285,889
Galaxy Entertainment Group Ltd.(a)	11,542,000	80,347,297
Guotai Junan International Holdings Ltd.	24,856,000	2,479,885
Haitong International Securities Group Ltd.(a)(b)	18,518,299	2,131,255
Hang Lung Group Ltd.	5,390,000	9,946,789
Hang Lung Properties Ltd.	10,716,000	20,205,500
Hang Seng Bank Ltd.	4,125,300	68,699,501
Health and Happiness H&H International Holdings Ltd.	1,099,500	2,051,088
Henderson Land Development Co. Ltd.	7,691,570	28,412,621
HK Electric Investments & HK Electric Investments Ltd., Class SS(a)	14,599,500	10,091,651
HKBN Ltd.	4,960,500	3,491,207
HKT Trust & HKT Ltd., Class SS	20,300,200	26,596,833
Hong Kong & China Gas Co. Ltd.	59,944,864	60,185,832
Hong Kong Exchanges & Clearing Ltd.	6,408,400	288,234,305
Hong Kong Technology Venture Co. Ltd.(a)	2,962,000	2,117,866
Hongkong Land Holdings Ltd.	5,940,800	29,043,223
Hsin Chong Group Holdings Ltd.(c)	7,490,000	10
Hutchison Telecommunications Hong Kong Holdings Ltd.	12,936,000	2,243,316
Hysan Development Co. Ltd.	3,106,000	10,449,967
IGG Inc.(b)	4,249,000	1,598,057
Jardine Matheson Holdings Ltd.	843,300	44,826,094
Johnson Electric Holdings Ltd.	2,065,750	2,837,399
K Wah International Holdings Ltd.	299,000	111,289
Kerry Logistics Network Ltd.	2,467,387	4,818,228
Kerry Properties Ltd.	3,083,000	7,816,655
Link REIT	11,221,200	89,818,527
Luk Fook Holdings International Ltd.	1,555,000	5,392,698
Man Wah Holdings Ltd.	9,424,000	10,895,472
MECOM Power and Construction Ltd.(a)	3,890,000	930,026

Security	Shares	Value

Hong Kong (continued)
Melco International Development Ltd.(b)	4,893,000	$6,367,742
Melco Resorts & Entertainment Ltd., ADR(b)	1,084,734	14,817,466
MGM China Holdings Ltd.(a)(b)	4,810,000	6,076,905
MTR Corp. Ltd.	8,190,500	43,831,519
New World Development Co. Ltd.	8,035,000	24,015,832
Nissin Foods Co. Ltd.	324,000	280,043
NWS Holdings Ltd.	8,169,166	7,698,758
Pacific Basin Shipping Ltd.	29,268,000	10,328,364
Pacific Textiles Holdings Ltd.	5,169,000	1,860,851
PAX Global Technology Ltd.	2,614,000	2,470,624
PCCW Ltd.	23,049,000	11,325,429
Perfect Medical Health Management Ltd.	1,615,000	947,931
Power Assets Holdings Ltd.	7,492,000	42,390,989
Prosperity REIT	8,620,000	2,507,917
Realord Group Holdings Ltd.(a)(b)	2,422,000	2,731,014
Sa Sa International Holdings Ltd.(b)	9,204,000	2,398,891
Sands China Ltd.(b)	12,937,600	48,517,103
Shangri-La Asia Ltd.(b)	8,958,000	7,821,307
Shun Tak Holdings Ltd.(b)	10,386,000	2,247,027
Sino Land Co. Ltd.	17,514,000	22,759,045
SITC International Holdings Co. Ltd.	7,275,000	15,892,960
SJM Holdings Ltd.(b)	13,097,000	7,427,357
SmarTone Telecommunications Holdings Ltd.	2,217,000	1,492,026
Stella International Holdings Ltd.	570,500	575,509
Sun Hung Kai & Co. Ltd.	1,041,000	444,883
Sun Hung Kai Properties Ltd.	7,767,500	110,155,736
SUNeVision Holdings Ltd.	2,109,000	1,222,998
Sunlight REIT	2,643,000	1,170,328
Swire Pacific Ltd., Class A	2,690,500	24,655,444
Swire Properties Ltd.	6,134,400	17,241,077
Techtronic Industries Co. Ltd.(a)	7,346,500	94,709,481
Texhong Textile Group Ltd.	1,281,500	1,170,639
Theme International Holdings Ltd.(a)(b)	24,500,000	3,194,060
United Energy Group Ltd.(a)	41,316,000	4,063,328
United Laboratories International Holdings Ltd. (The)	4,714,000	3,120,873
Value Partners Group Ltd.(a)	7,726,000	3,149,951
Vesync Co. Ltd.	1,712,000	931,107
Vitasoy International Holdings Ltd.	4,456,000	9,466,505
Vobile Group Ltd.(a)(b)	8,315,000	4,770,099
VSTECS Holdings Ltd.(a)	2,230,000	1,395,271
VTech Holdings Ltd.	909,200	6,010,538
WH Group Ltd.(d)	44,510,000	27,412,124
Wharf Real Estate Investment Co. Ltd.	8,851,000	50,668,993
Wynn Macau Ltd.(a)(b)	8,281,600	9,478,554
Xinyi Glass Holdings Ltd.	9,764,000	20,788,793
Yue Yuen Industrial Holdings Ltd.	4,088,500	6,707,084

		2,679,249,824

Ireland — 0.6%
AIB Group PLC	5,570,570	23,399,681
Bank of Ireland Group PLC	5,523,523	59,012,456
C&C Group PLC(b)	2,244,589	4,460,681
Cairn Homes PLC(b)	3,469,173	3,687,913
CRH PLC	3,912,988	182,824,763
Dalata Hotel Group PLC(b)	1,187,731	5,017,793
Flutter Entertainment PLC, Class DI(b)	882,186	137,032,581
Glanbia PLC	932,871	11,383,761
Glenveagh Properties PLC(b)(d)	1,769,809	1,810,530
Greencore Group PLC(b)	2,869,967	2,825,283
Irish Residential Properties REIT PLC	1,557,963	1,938,314
Kerry Group PLC, Class A	833,276	78,078,031

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Kingspan Group PLC	804,188	$51,722,187
Origin Enterprises PLC	629,794	2,855,119
Smurfit Kappa Group PLC	1,283,455	53,885,256
Uniphar PLC(b)	717,006	2,626,892

		622,561,241

Israel — 1.0%
AFI Properties Ltd.(b)	30,099	983,559
Africa Israel Residences Ltd.	33,134	1,555,852
Airport City Ltd.(b)	494,192	7,827,859
Alony Hetz Properties & Investments Ltd.	949,113	10,183,258
Altshuler Shaham Penn Ltd.(a)	431,732	872,485
Amot Investments Ltd.	1,111,892	6,526,071
Arad Investment & Industrial Development Ltd.	15,734	1,974,370
Ashtrom Group Ltd.	125,085	2,368,457
AudioCodes Ltd.(a)	125,364	2,428,279
Azorim-Investment Development & Construction Co. Ltd.	104,537	352,393
Azrieli Group Ltd.	230,101	14,821,404
Bank Hapoalim BM	6,732,638	60,597,481
Bank Leumi Le-Israel BM	8,184,189	72,326,801
Bezeq The Israeli Telecommunication Corp. Ltd.	11,414,827	18,916,796
Big Shopping Centers Ltd.	64,818	6,516,762
Blue Square Real Estate Ltd.	3,336	202,680
Camtek Ltd./Israel(a)(b)	153,398	4,046,502
Carasso Motors Ltd.	169,211	1,079,690
Cellcom Israel Ltd.(b)	526,734	2,723,962
Cellebrite DI Ltd.(a)(b)	34,423	188,982
Check Point Software Technologies Ltd.(b)	537,318	68,346,850
Clal Insurance Enterprises Holdings Ltd.(b)	357,172	6,132,790
CyberArk Software Ltd.(b)	216,434	30,491,222
Danel Adir Yeoshua Ltd.	30,132	2,316,953
Danya Cebus Ltd.	41,043	1,057,661
Delek Automotive Systems Ltd.	276,326	3,412,602
Delek Group Ltd.(b)	47,475	5,154,545
Delta Galil Industries Ltd.	43,116	1,699,608
Doral Group Renewable Energy Resources Ltd.(a)(b)	476,199	1,181,312
Elbit Systems Ltd.(a)	141,010	23,673,331
Elco Ltd.	19,064	887,362
Electra Consumer Products 1970 Ltd.(a)	69,260	2,044,136
Electra Ltd./Israel(a)	10,167	5,210,420
Electra Real Estate Ltd.	66,016	742,157
Energix-Renewable Energies Ltd.	1,307,914	4,329,920
Enlight Renewable Energy Ltd.(b)	529,969	11,016,022
Equital Ltd.(b)	6,186	173,017
Fattal Holdings 1998 Ltd.(a)(b)	31,374	3,034,883
FIBI Holdings Ltd.	19,566	823,452
First International Bank Of Israel Ltd. (The)	424,115	17,131,621
Fiverr International Ltd.(b)	172,754	6,407,446
Formula Systems 1985 Ltd.	45,603	3,622,325
Fox Wizel Ltd.	45,928	4,153,900
G City Ltd.	762,142	2,979,089
Gav-Yam Lands Corp. Ltd.	—	4
Gilat Satellite Networks Ltd.(a)(b)	134,532	728,844
Hadera Paper Ltd.	20,579	2,145,724
Harel Insurance Investments & Financial Services Ltd.	948,288	9,173,483
Hilan Ltd.	38,874	1,894,169
ICL Group Ltd.	3,792,184	30,108,559
Inmode Ltd.(b)	390,852	13,699,363
Innoviz Technologies Ltd.(b)	574,661	3,206,608

Security	Shares	Value

Israel (continued)
Isracard Ltd.(a)	602,414	$2,030,750
Israel Canada T.R Ltd.(a)	757,705	1,999,697
Israel Corp Ltd.	27,124	10,064,259
Israel Discount Bank Ltd., Class A	6,654,886	34,037,837
Israel Land Development - Urban Renewal Ltd.	89,480	1,039,898
Isras Investment Co. Ltd.	9,599	1,873,340
Ituran Location and Control Ltd.	151,151	3,317,764
Kornit Digital Ltd.(b)	264,486	6,667,692
M Yochananof & Sons Ltd.	4,354	234,698
Magic Software Enterprises Ltd.	137,036	2,227,567
Malam - Team Ltd.	4,606	97,818
Matrix IT Ltd.	178,214	3,772,782
Maytronics Ltd.(a)	225,556	2,749,458
Mega Or Holdings Ltd.	104,616	2,904,799
Melisron Ltd.	155,118	10,846,327
Menora Mivtachim Holdings Ltd.	28,071	621,739
Migdal Insurance & Financial Holdings Ltd.(a)(b)	3,635,543	4,481,200
Mivne Real Estate KD Ltd.(a)	3,204,113	10,280,811
Mizrahi Tefahot Bank Ltd.	861,536	28,457,113
Nano Dimension Ltd., ADR(a)(b)	1,327,134	3,662,890
Nano-X Imaging Ltd.(a)(b)	219,738	2,025,984
Nayax Ltd.(b)	15,230	311,700
NEOGAMES SA(b)	79,692	1,028,027
Neto Malinda Trading Ltd.(b)	60,016	1,373,637
Nice Ltd.(b)	336,337	69,557,275
Nova Ltd.(b)	146,320	13,300,487
Oil Refineries Ltd.	14,860,222	5,139,541
One Software Technologies Ltd.	202,466	2,551,412
OPC Energy Ltd.(a)(b)	371,081	3,853,517
OY Nofar Energy Ltd.(b)	82,289	2,215,303
Partner Communications Co. Ltd.(b)	771,923	5,550,696
Paz Oil Co. Ltd.(b)	66,550	8,296,228
Perion Network Ltd.(b)	158,017	5,314,945
Phoenix Holdings Ltd. (The)	733,744	7,891,147
Prashkovsky Investments and Construction Ltd.(a)	13,807	373,532
Property & Building Corp. Ltd.(b)	8,166	513,804
Radware Ltd.(b)	303,408	6,462,590
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	73,910	4,704,617
Reit 1 Ltd.	966,281	4,789,373
Retailors Ltd.	23,993	445,590
Riskified Ltd.(b)	270,116	1,642,305
Sapiens International Corp. NV	166,097	3,718,546
Scope Metals Group Ltd.	38,882	1,445,880
Sella Capital Real Estate Ltd.	1,109,562	2,636,432
Shapir Engineering and Industry Ltd.	721,703	5,474,868
Shikun & Binui Ltd.(b)	1,777,483	5,210,168
Shufersal Ltd.(a)	1,466,870	8,231,032
SimilarWeb Ltd.(a)(b)	98,566	679,120
Sisram Medical Ltd.(d)	383,600	624,510
Strauss Group Ltd.	336,600	8,612,563
Summit Real Estate Holdings Ltd.	104,457	1,484,785
Taboola.com Ltd.(a)(b)	493,440	1,963,891
Tadiran Group Ltd.(a)	19,978	2,018,055
Taro Pharmaceutical Industries Ltd.(a)(b)	48,633	1,450,236
Tel Aviv Stock Exchange Ltd.(a)	533,148	3,220,657
Teva Pharmaceutical Industries Ltd., ADR(b)	5,895,062	62,133,953
Tower Semiconductor Ltd.(b)	608,091	25,579,441
Tremor International Ltd.(a)(b)	436,610	1,772,736
Turpaz Industries Ltd., NVS	185,280	924,884

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Wix.com Ltd.(b)	307,769	$26,769,748
YH Dimri Construction & Development Ltd.(a)	7,454	481,970
ZIM Integrated Shipping Services Ltd.(a)	445,429	8,440,879

		935,057,524

Italy — 2.4%
A2A SpA	8,498,070	12,793,696
ACEA SpA	323,888	4,965,034
Amplifon SpA	665,845	18,386,143
Anima Holding SpA(d)	1,767,772	7,797,578
Antares Vision SpA(b)	142,978	1,327,056
Ascopiave SpA	309,593	896,345
Assicurazioni Generali SpA	5,928,020	115,722,705
Autogrill SpA(b)	1,135,804	8,288,044
Azimut Holding SpA	609,187	15,208,770
Banca Generali SpA(a)	389,872	14,382,958
Banca IFIS SpA	173,417	2,904,255
Banca Mediolanum SpA	1,225,270	11,722,663
Banca Monte dei Paschi di Siena SpA(b)	2,182,110	5,828,549
Banca Popolare di Sondrio SPA	2,703,716	13,279,220
Banco BPM SpA	7,676,506	34,550,361
BFF Bank SpA(d)	794,759	7,350,036
Biesse SpA	42,993	693,065
BPER Banca	5,915,769	16,251,225
Brembo SpA	933,753	12,605,765
Brunello Cucinelli SpA	190,781	15,890,252
Buzzi Unicem SpA	540,958	12,181,385
Carel Industries SpA(d)	138,363	3,422,419
CIR SpA-Compagnie Industriali(b)	4,045,218	1,952,605
Credito Emiliano SpA	549,371	4,678,907
Danieli & C Officine Meccaniche SpA(a)	109,019	2,825,163
Datalogic SpA	51,349	516,722
De’ Longhi SpA	415,174	9,583,912
DiaSorin SpA	136,098	17,717,208
Digital Bros. SpA(a)	20,898	494,384
Digital Value SpA(a)(b)	3,619	280,018
doValue SpA(d)	127,537	1,038,926
El.En. SpA	162,901	2,541,220
Enav SpA(d)	1,436,849	6,615,161
Enel SpA	43,324,869	255,102,040
Eni SpA	13,245,224	203,820,511
ERG SpA	354,760	10,712,493
Esprinet SpA	174,717	1,385,569
Ferrari NV	672,210	167,974,635
Fila SpA	22,658	176,258
Fincantieri SpA(a)(b)	1,548,424	1,020,656
FinecoBank Banca Fineco SpA	3,198,957	57,427,190
Gruppo MutuiOnline SpA	73,440	2,340,482
GVS SpA(a)(b)(d)	358,154	1,892,312
Hera SpA	4,331,670	12,443,226
Illimity Bank SpA(b)	141,871	1,164,106
Industrie De Nora SpA(b)	139,316	2,592,960
Infrastrutture Wireless Italiane SpA(d)	1,798,987	19,714,698
Interpump Group SpA	389,998	20,338,355
Intesa Sanpaolo SpA	88,744,777	233,333,961
Iren SpA	4,071,746	7,374,295
Italgas SpA	2,677,051	15,670,665
Italmobiliare SpA	11,189	299,704
Juventus Football Club SpA(a)(b)	6,038,888	1,951,591
Leonardo SpA	2,143,132	22,070,264
Maire Tecnimont SpA(a)	1,162,099	4,478,817

Security	Shares	Value

Italy (continued)
MARR SpA	242,153	$3,183,946
Mediobanca Banca di Credito Finanziario SpA	3,239,053	34,819,651
Moncler SpA	1,101,364	68,931,780
Nexi SpA(b)(d)	3,153,589	27,774,726
OVS SpA(d)	1,005,361	2,420,537
Pharmanutra SpA	17,927	1,149,549
Piaggio & C SpA	1,510,397	5,705,795
Pirelli & C SpA(d)	1,894,080	9,483,062
Poste Italiane SpA(d)	2,849,610	30,445,305
Prysmian SpA	1,343,482	54,864,677
RAI Way SpA(d)	242,299	1,383,845
Recordati Industria Chimica e Farmaceutica SpA	558,793	24,479,873
Reply SpA	147,919	19,200,943
Safilo Group SpA(b)	1,211,397	1,814,335
Saipem SpA(b)	6,206,017	9,503,383
Salcef SpA(a)	78,539	1,536,545
Salvatore Ferragamo SpA(a)	345,366	6,853,936
Sanlorenzo SpA/Ameglia	19,451	853,927
Saras SpA(b)	3,466,815	6,010,539
Seco SpA(a)(b)	113,106	650,599
Sesa SpA	25,539	3,475,250
Snam SpA	10,947,096	55,759,359
SOL SpA	10,403	229,550
Stellantis NV	11,700,040	183,936,205
Tamburi Investment Partners SpA(a)	322,260	2,680,895
Technogym SpA(a)(d)	726,551	6,444,453
Technoprobe SpA(b)	649,877	4,777,005
Telecom Italia SpA/Milano(a)(b)	52,621,350	15,150,099
Tenaris SA	2,517,699	44,615,504
Terna - Rete Elettrica Nazionale	7,478,834	59,171,490
Tinexta SpA(a)	69,900	1,901,313
Tod’s SpA(a)(b)	63,400	2,479,085
UniCredit SpA	10,194,004	199,100,489
Unipol Gruppo SpA	2,334,674	12,227,535
Webuild SpA(a)	2,124,360	3,745,868
Wiit SpA(a)	26,995	622,582
Zignago Vetro SpA	64,674	1,103,935

		2,336,464,108

Japan — 22.8%
77 Bank Ltd. (The)	430,200	7,683,110
ABC-Mart Inc.	176,800	9,528,472
Activia Properties Inc.	3,173	9,502,024
Adastria Co. Ltd.	140,000	2,362,712
ADEKA Corp.	571,800	9,675,561
Advance Logistics Investment Corp.	3,385	3,641,165
Advance Residence Investment Corp.	6,858	16,752,454
Advantest Corp.	1,009,900	72,390,622
Adventure Inc.(a)	13,900	1,115,133
Aeon Co. Ltd.	3,462,000	70,976,795
Aeon Delight Co. Ltd.	101,000	2,397,652
AEON Financial Service Co. Ltd.	653,300	6,622,178
Aeon Hokkaido Corp.(a)	11,300	79,308
Aeon Mall Co. Ltd.	542,900	7,646,878
AEON REIT Investment Corp.	9,529	10,531,744
AGC Inc.	1,020,900	37,615,884
Ai Holdings Corp.	172,700	2,917,459
Aica Kogyo Co. Ltd.	247,500	5,985,301
Aichi Financial Group Inc., NVS	181,800	3,247,022
Aida Engineering Ltd.	447,400	2,809,173
Aiful Corp.	2,085,100	6,304,275

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ain Holdings Inc.	128,100	$5,538,955
Air Water Inc.	957,200	11,711,404
Airtrip Corp.	65,000	1,333,556
Aisin Corp.	774,100	22,584,760
Ajinomoto Co. Inc.	2,415,600	79,638,931
Alfresa Holdings Corp.	796,100	9,964,779
Alpen Co. Ltd.	52,700	789,066
Alps Alpine Co. Ltd.	1,008,576	10,333,855
Amada Co. Ltd.	1,751,500	15,733,313
Amano Corp.	422,100	7,722,738
Amvis Holdings Inc.	127,700	3,419,040
ANA Holdings Inc.(b)	850,300	18,819,476
Anicom Holdings Inc.	416,900	1,981,839
Anritsu Corp.	722,900	6,924,954
AOKI Holdings Inc.	159,600	841,513
Aozora Bank Ltd.	629,200	12,580,349
Appier Group Inc.(b)	294,900	3,770,440
Arata Corp.	10,400	337,312
ARCLANDS Corp.	107,800	1,214,577
Arcs Co. Ltd.	183,600	3,102,700
Argo Graphics Inc.	11,300	353,368
Ariake Japan Co. Ltd.	92,100	3,106,595
ARTERIA Networks Corp.	41,200	398,083
As One Corp.	144,900	6,495,188
Asahi Group Holdings Ltd.	2,421,800	79,973,265
Asahi Holdings Inc.	447,300	7,037,512
Asahi Intecc Co. Ltd.	1,155,600	20,274,055
Asahi Kasei Corp.	6,655,400	50,432,167
Asics Corp.	862,300	20,523,193
ASKUL Corp.	233,300	3,083,868
Astellas Pharma Inc.	9,691,400	142,658,672
Atom Corp.(a)(b)	760,500	4,652,277
Autobacs Seven Co. Ltd.	541,600	6,029,555
Avex Inc.	184,700	2,494,520
Awa Bank Ltd. (The)	170,700	2,872,781
Axial Retailing Inc.	21,700	588,339
Azbil Corp.	624,200	17,601,477
AZ-COM MARUWA Holdings Inc.	197,100	2,487,747
Bandai Namco Holdings Inc.	1,061,000	70,953,041
Bank of Kyoto Ltd. (The)	295,900	13,767,680
BayCurrent Consulting Inc.	700,400	29,773,686
Belc Co. Ltd.	40,500	1,745,025
Bell System24 Holdings Inc.	86,400	994,573
Belluna Co. Ltd.	141,000	758,005
Benefit One Inc.	444,000	7,328,238
Benesse Holdings Inc.	449,400	6,873,836
BeNext-Yumeshin Group Co.	297,600	4,389,759
Bengo4.com Inc.(a)(b)	49,600	1,032,292
Bic Camera Inc.	636,900	6,014,962
BIPROGY Inc.	422,700	11,043,762
BML Inc.	129,300	3,215,209
Bridgestone Corp.	3,039,700	113,481,700
Brother Industries Ltd.	1,245,100	19,339,235
Bunka Shutter Co. Ltd.	38,700	346,661
Bushiroad Inc.(a)	139,000	728,095
C Uyemura & Co. Ltd.	56,500	2,885,108
Calbee Inc.	472,700	10,675,530
Canon Electronics Inc.	97,100	1,276,069
Canon Inc.	5,330,400	118,294,063
Canon Marketing Japan Inc.	224,500	5,328,606

Security	Shares	Value

Japan (continued)
Capcom Co. Ltd.	939,900	$30,456,339
Casio Computer Co. Ltd.	972,300	10,050,861
Cawachi Ltd.	90,000	1,554,801
CellSource Co. Ltd.(a)(b)	44,200	1,247,221
Central Glass Co. Ltd.	124,900	2,758,272
Central Japan Railway Co.	765,800	93,408,267
Change Inc.	198,300	3,679,945
Chiba Bank Ltd. (The)	3,133,500	23,709,324
Chiyoda Corp.(b)	830,400	2,468,863
Chofu Seisakusho Co. Ltd.	28,000	455,706
Chubu Electric Power Co. Inc.	3,363,100	36,224,189
Chudenko Corp.	18,400	303,413
Chugai Pharmaceutical Co. Ltd.	3,563,600	92,386,618
Chugin Financial Group Inc., NVS	896,700	6,524,973
Chugoku Electric Power Co. Inc. (The)	1,400,700	7,700,322
Chugoku Marine Paints Ltd.	42,200	321,400
Citizen Watch Co. Ltd.	1,528,900	7,273,856
CKD Corp.	366,800	5,680,694
Coca-Cola Bottlers Japan Holdings Inc.	680,350	7,163,314
COLOPL Inc.	430,600	2,204,993
Colowide Co. Ltd.(a)	423,900	6,004,832
Comforia Residential REIT Inc.	4,824	10,718,686
COMSYS Holdings Corp.	601,500	11,472,045
Comture Corp.	95,300	1,832,381
Concordia Financial Group Ltd.	5,707,100	25,079,064
Cosmo Energy Holdings Co. Ltd.	402,500	11,287,696
Cosmos Pharmaceutical Corp.	107,300	10,483,989
CRE Logistics REIT Inc.	2,644	3,595,037
Create Restaurants Holdings Inc.	635,800	4,855,874
Create SD Holdings Co. Ltd.	145,400	3,956,295
Credit Saison Co. Ltd.	759,400	9,949,253
Curves Holdings Co. Ltd.	127,000	811,943
CyberAgent Inc.	2,276,800	21,292,520
CYBERDYNE Inc.(a)(b)	578,100	1,364,826
Cybozu Inc.	119,000	2,414,120
Dai Nippon Printing Co. Ltd.	1,232,700	29,103,604
Daicel Corp.	1,328,000	9,798,365
Daido Steel Co. Ltd.	138,000	5,217,808
Daifuku Co. Ltd.	540,600	29,767,434
Daihen Corp.	105,000	3,426,217
Daiho Corp.	36,000	1,016,471
Dai-ichi Life Holdings Inc.	5,189,000	121,748,283
Daiichi Sankyo Co. Ltd.	9,307,100	292,307,454
Daiichikosho Co. Ltd.	196,800	6,119,154
Daiken Corp.	7,200	121,655
Daiki Aluminium Industry Co. Ltd.	97,800	1,084,143
Daikin Industries Ltd.	1,327,900	230,649,027
Daikokutenbussan Co. Ltd.(a)	18,600	779,005
Daio Paper Corp.	475,100	3,665,944
Daiseki Co. Ltd.	234,820	7,913,151
Daishi Hokuetsu Financial Group Inc.	178,200	4,251,544
Daito Trust Construction Co. Ltd.	326,800	32,293,901
Daiwa House Industry Co. Ltd.	3,185,500	76,499,823
Daiwa House REIT Investment Corp.	11,438	24,886,044
Daiwa Office Investment Corp.	1,529	7,200,064
Daiwa Securities Group Inc.	7,278,900	34,349,840
Daiwa Securities Living Investments Corp.	12,085	10,111,598
Daiwabo Holdings Co. Ltd.	490,000	7,416,599
DCM Holdings Co. Ltd.	655,700	5,967,214
Demae-Can Co. Ltd.(a)(b)	194,600	645,199

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
DeNA Co. Ltd.	522,300	$7,323,575
Denka Co. Ltd.	450,200	9,339,233
Denso Corp.	2,310,200	124,763,960
Dentsu Group Inc.	1,142,500	36,798,639
Descente Ltd.	149,300	4,135,820
Dexerials Corp.	288,300	6,162,666
DIC Corp.	482,000	8,961,358
Digital Arts Inc.	58,100	2,595,159
Digital Garage Inc.	190,800	6,819,643
Dip Corp.	186,700	5,541,340
Direct Marketing MiX Inc.	55,600	707,118
Disco Corp.	152,500	45,815,970
DMG Mori Co. Ltd.	677,200	10,343,704
Doshisha Co. Ltd.	83,500	1,093,378
Doutor Nichires Holdings Co. Ltd.	185,500	2,669,727
Dowa Holdings Co. Ltd.	277,200	9,677,925
DTS Corp.	213,300	5,231,413
Duskin Co. Ltd.	242,600	5,669,924
DyDo Group Holdings Inc.	16,000	582,061
Earth Corp.	74,700	2,916,445
East Japan Railway Co.	1,606,000	89,547,680
Ebara Corp.	515,000	21,866,684
EDION Corp.	524,400	5,179,434
eGuarantee Inc.	133,700	2,494,215
Eiken Chemical Co. Ltd.	109,500	1,340,868
Eisai Co. Ltd.	1,339,300	82,862,422
Eizo Corp.	95,900	2,680,640
Elan Corp.	74,100	574,970
Elecom Co. Ltd.	220,400	2,313,507
Electric Power Development Co. Ltd.	763,200	12,316,924
en Japan Inc.	169,900	3,234,694
ENEOS Holdings Inc.	16,381,350	58,648,449
eRex Co. Ltd.	163,600	3,028,395
ES-Con Japan Ltd.	37,400	241,760
Euglena Co. Ltd.(b)	615,800	4,757,295
Exedy Corp.	152,100	2,045,915
EXEO Group Inc.	562,900	10,235,529
Ezaki Glico Co. Ltd.	223,200	6,237,067
Fancl Corp.	460,700	9,355,580
FANUC Corp.	1,020,400	180,294,022
Fast Retailing Co. Ltd.	310,500	188,585,072
FCC Co. Ltd.	183,200	2,040,859
Ferrotec Holdings Corp.	228,500	5,723,158
Financial Products Group Co. Ltd.	279,200	2,285,593
Food & Life Companies Ltd.	592,000	13,175,839
FP Corp.	243,100	6,606,167
Freee KK(b)	210,100	5,548,006
Frontier Real Estate Investment Corp.	2,290	8,830,665
Fuji Co. Ltd./Ehime	178,600	2,550,072
Fuji Corp./Aichi	475,800	7,922,114
Fuji Electric Co. Ltd.	662,400	26,812,620
Fuji Kyuko Co. Ltd.	111,100	3,903,009
Fuji Media Holdings Inc.	208,600	1,761,851
Fuji Oil Holdings Inc.	231,500	3,671,152
Fuji Seal International Inc.	229,000	2,976,222
Fuji Soft Inc.	140,100	8,362,226
Fujicco Co. Ltd.	9,800	142,517
FUJIFILM Holdings Corp.	1,931,100	102,196,010
Fujikura Ltd.	1,388,800	10,556,766
Fujimi Inc.	95,600	4,848,340

Security	Shares	Value

Japan (continued)
Fujimori Kogyo Co. Ltd.	13,900	$356,887
Fujitec Co. Ltd.(a)	415,800	10,302,349
Fujitsu General Ltd.	419,400	11,854,738
Fujitsu Ltd.	1,045,400	148,843,342
Fujiya Co. Ltd.	73,900	1,444,316
Fukui Computer Holdings Inc.	20,500	472,748
Fukuoka Financial Group Inc.	895,680	20,664,781
Fukuoka REIT Corp.	5,194	6,679,520
Fukushima Galilei Co. Ltd.	4,900	166,328
Fukuyama Transporting Co. Ltd.	104,700	2,709,218
Fullcast Holdings Co. Ltd.	54,200	1,177,256
Funai Soken Holdings Inc.	157,000	3,397,889
Furukawa Co. Ltd.	180,500	1,839,970
Furukawa Electric Co. Ltd.	394,000	7,646,902
Fuso Chemical Co. Ltd.	72,600	2,062,789
Future Corp.	223,300	2,907,772
Fuyo General Lease Co. Ltd.	82,800	5,690,649
G-7 Holdings Inc.	67,800	839,441
Genky DrugStores Co. Ltd.	27,200	783,771
Geo Holdings Corp.	54,400	794,698
Giken Ltd.	68,400	1,557,288
Global One Real Estate Investment Corp.	6,531	5,393,003
GLOBERIDE Inc.	73,500	1,506,965
Glory Ltd.	228,300	3,992,992
GLP J-REIT	22,320	25,256,433
GMO Financial Gate Inc.(a)	18,400	1,178,044
GMO Financial Holdings Inc.	90,200	383,638
GMO GlobalSign Holdings KK	26,400	879,934
GMO internet group Inc.	456,200	8,977,956
GMO Payment Gateway Inc.	223,100	20,643,873
GNI Group Ltd.(b)	232,800	2,153,886
Goldcrest Co. Ltd.	69,500	871,896
Goldwin Inc.	122,500	9,332,324
Gree Inc.	485,100	2,639,606
GS Yuasa Corp.	428,100	7,491,342
GungHo Online Entertainment Inc.(b)	239,330	3,988,538
Gunma Bank Ltd. (The)	2,330,300	9,090,045
Gunze Ltd.	80,700	2,657,551
H.U. Group Holdings Inc.	270,200	5,735,001
H2O Retailing Corp.	566,200	5,525,655
Hachijuni Bank Ltd. (The)	2,286,600	9,931,545
Hakuhodo DY Holdings Inc.	1,231,500	13,309,240
Hakuto Co. Ltd.	55,100	1,928,797
Hamamatsu Photonics KK	739,100	39,490,315
Hankyu Hanshin Holdings Inc.	1,189,400	35,351,859
Hankyu Hanshin REIT Inc.	4,351	4,797,484
Hanwa Co. Ltd.	170,300	5,422,542
Harmonic Drive Systems Inc.	254,900	8,585,267
Haseko Corp.	1,275,400	14,755,316
Hazama Ando Corp.	1,099,300	7,293,223
Heiwa Corp.	411,900	7,473,512
Heiwa Real Estate Co. Ltd.	172,200	4,926,661
Heiwa Real Estate REIT Inc.	5,972	6,945,480
Heiwado Co. Ltd.	162,400	2,714,249
Hiday Hidaka Corp.	39,400	626,348
Hikari Tsushin Inc.	106,300	15,173,078
Hino Motors Ltd.(b)	1,491,000	6,377,810
Hioki E.E. Corp.	36,500	2,086,956
Hirata Corp.	47,800	2,364,989
Hirogin Holdings Inc.	1,640,800	8,555,856

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hirose Electric Co. Ltd.	147,045	$19,142,948
HIS Co. Ltd.(a)(b)	263,900	4,324,432
Hisamitsu Pharmaceutical Co. Inc.	230,100	7,165,294
Hitachi Construction Machinery Co. Ltd.	563,800	13,296,274
Hitachi Ltd.	5,152,900	270,230,687
Hitachi Zosen Corp.	1,030,900	6,826,349
Hogy Medical Co. Ltd.	144,900	3,763,306
Hokkaido Electric Power Co. Inc.	1,002,600	3,709,076
Hokkoku Financial Holdings Inc.	112,200	3,555,971
Hokuetsu Corp.	838,100	5,395,227
Hokuhoku Financial Group Inc.	762,300	6,037,376
Hokuriku Electric Power Co.	891,600	3,688,040
Hokuto Corp.	125,000	1,816,832
Honda Motor Co. Ltd.	8,666,700	214,383,923
Horiba Ltd.	170,600	7,856,586
Hoshino Resorts REIT Inc.	1,273	7,292,965
Hoshizaki Corp.	570,900	20,521,722
Hosiden Corp.	370,000	4,487,990
House Foods Group Inc.	406,500	8,672,852
Hoya Corp.	1,920,700	211,223,061
Hulic Co. Ltd.	2,057,000	16,908,102
Hulic Reit Inc.	7,627	9,116,266
Hyakugo Bank Ltd. (The)	1,336,600	4,316,724
Ibiden Co. Ltd.	601,700	23,483,681
Ichibanya Co. Ltd.	89,100	3,241,999
Ichigo Inc.	1,740,400	3,988,958
Ichigo Office REIT Investment Corp.	8,616	5,639,917
Idec Corp./Japan	148,600	3,538,425
Idemitsu Kosan Co. Ltd.	1,098,028	27,451,543
IDOM Inc.	254,300	1,639,086
IHI Corp.	726,700	22,080,549
Iida Group Holdings Co. Ltd.	737,500	12,294,462
Iino Kaiun Kaisha Ltd.	725,500	5,136,615
Inaba Denki Sangyo Co. Ltd.	226,200	4,914,384
Inabata & Co. Ltd.	179,900	3,491,987
Inageya Co. Ltd.	105,000	1,050,016
Industrial & Infrastructure Fund Investment Corp.	10,124	11,219,817
Infocom Corp.	106,100	1,788,487
Infomart Corp.	1,178,000	3,810,899
Information Services International-Dentsu Ltd.	120,400	3,988,648
INFRONEER Holdings Inc.	1,461,356	11,665,188
Inpex Corp.	5,540,500	60,882,554
Insource Co. Ltd.	217,200	2,443,612
Internet Initiative Japan Inc.	537,400	10,084,724
Invincible Investment Corp.	35,787	15,262,127
IR Japan Holdings Ltd.(a)	47,700	672,420
Iriso Electronics Co. Ltd.	103,600	3,476,608
Isetan Mitsukoshi Holdings Ltd.	1,759,000	19,139,199
Isuzu Motors Ltd.	3,072,800	38,856,600
Ito En Ltd.	283,000	10,097,369
ITOCHU Corp.	6,298,400	203,575,735
Itochu Enex Co. Ltd.	202,500	1,735,709
Itochu Techno-Solutions Corp.	549,600	13,606,723
Itoham Yonekyu Holdings Inc.	868,600	4,768,989
Iwatani Corp.	215,100	9,271,065
Iyogin Holdings Inc., NVS	1,466,800	8,278,299
Izumi Co. Ltd.	152,900	3,461,924
J Front Retailing Co. Ltd.	1,260,800	11,742,440
J Trust Co. Ltd.(a)	389,400	1,710,306
JAC Recruitment Co. Ltd.	35,700	648,824

Security	Shares	Value

Japan (continued)
Jaccs Co. Ltd.	127,000	$4,097,037
JAFCO Group Co. Ltd.	299,900	5,351,750
Japan Airlines Co. Ltd.(b)	768,800	16,304,378
Japan Airport Terminal Co. Ltd.(b)	317,700	16,559,930
Japan Aviation Electronics Industry Ltd.(a)	227,700	3,911,830
Japan Display Inc.(b)	4,705,900	1,597,982
Japan Elevator Service Holdings Co. Ltd.	315,100	4,448,302
Japan Excellent Inc.	7,497	7,154,093
Japan Exchange Group Inc.	2,664,900	40,785,137
Japan Hotel REIT Investment Corp.	25,053	15,875,738
Japan Lifeline Co. Ltd.	418,300	3,074,358
Japan Logistics Fund Inc.	5,491	12,520,808
Japan Material Co. Ltd.	310,400	5,821,715
Japan Metropolitan Fund Invest	37,942	29,332,354
Japan Petroleum Exploration Co. Ltd.	167,700	5,436,267
Japan Post Bank Co. Ltd.	2,215,900	19,687,991
Japan Post Holdings Co. Ltd.	12,538,600	110,082,115
Japan Post Insurance Co. Ltd.	1,092,300	19,486,588
Japan Prime Realty Investment Corp.	4,867	13,203,329
Japan Real Estate Investment Corp.	6,540	28,040,185
Japan Securities Finance Co. Ltd.	843,800	7,650,806
Japan Steel Works Ltd. (The)	391,300	8,336,195
Japan Tobacco Inc.	6,379,900	130,098,317
Japan Wool Textile Co. Ltd. (The)	41,100	306,004
JCR Pharmaceuticals Co. Ltd.	323,300	3,989,001
JCU Corp.	88,100	2,184,575
JDC Corp.	39,200	167,895
Jeol Ltd.	235,800	6,924,038
JFE Holdings Inc.	2,587,700	34,120,503
JGC Holdings Corp.	1,159,800	15,149,374
JINS Holdings Inc.	70,700	2,129,151
JMDC Inc.	139,300	4,603,640
J-Oil Mills Inc.	71,200	864,934
Joshin Denki Co. Ltd.	24,300	373,630
Joyful Honda Co. Ltd.	220,300	3,164,966
JSR Corp.	927,900	20,877,898
JTEKT Corp.	1,114,800	8,264,341
JTOWER Inc.(a)(b)	55,200	2,643,937
Juroku Financial Group Inc.	146,000	3,513,490
Justsystems Corp.	185,800	4,627,299
Kadokawa Corp.	557,400	10,429,679
Kaga Electronics Co. Ltd.	38,500	1,282,433
Kagome Co. Ltd.	512,000	12,505,307
Kajima Corp.	2,213,200	27,180,920
Kakaku.com Inc.	718,000	11,970,557
Kaken Pharmaceutical Co. Ltd.	165,400	4,800,882
Kameda Seika Co. Ltd.	25,800	872,594
Kamigumi Co. Ltd.	574,800	11,758,392
Kanamoto Co. Ltd.	147,400	2,563,717
Kandenko Co. Ltd.	598,400	4,021,932
Kaneka Corp.	231,400	6,075,261
Kanematsu Corp.	543,400	6,644,818
Kanematsu Electronics Ltd.	10,400	496,675
Kansai Electric Power Co. Inc. (The)	3,669,000	35,285,114
Kansai Paint Co. Ltd.	934,200	13,156,451
Kanto Denka Kogyo Co. Ltd.	460,000	3,570,962
Kao Corp.	2,526,200	102,113,642
Kappa Create Co. Ltd.(a)(b)	135,800	1,482,966
Katakura Industries Co. Ltd.	30,200	410,170
Katitas Co. Ltd.	250,100	6,132,562

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kato Sangyo Co. Ltd.	105,200	$2,923,483
Kawasaki Heavy Industries Ltd.	789,900	18,074,972
Kawasaki Kisen Kaisha Ltd.	825,600	17,239,242
KDDI Corp.	8,576,200	267,949,926
KeePer Technical Laboratory Co. Ltd.	60,700	1,563,578
Keihan Holdings Co. Ltd.	500,200	13,458,123
Keihanshin Building Co. Ltd.	82,600	870,213
Keikyu Corp.	1,138,000	11,792,652
Keio Corp.	549,600	20,172,782
Keisei Electric Railway Co. Ltd.	678,000	19,776,564
Keiyo Bank Ltd. (The)	579,700	2,753,530
Keiyo Co. Ltd.	55,600	384,122
Kenedix Office Investment Corp.	4,054	9,630,531
Kenedix Residential Next Investment Corp.	6,450	9,613,499
Kenedix Retail REIT Corp.	4,542	8,515,679
Kewpie Corp.	507,400	8,834,075
Keyence Corp.	1,036,200	477,034,107
KFC Holdings Japan Ltd.	66,100	1,422,802
KH Neochem Co. Ltd.	168,300	3,587,193
Kikkoman Corp.	769,200	40,684,599
Kinden Corp.	765,600	8,774,959
Kintetsu Group Holdings Co. Ltd.	899,300	29,285,682
Kirin Holdings Co. Ltd.	4,317,400	66,529,938
Kisoji Co. Ltd.	142,600	2,359,148
Kissei Pharmaceutical Co. Ltd.	160,600	3,163,929
Ki-Star Real Estate Co. Ltd.	46,800	1,780,362
Kitz Corp.	515,500	3,264,483
Kiyo Bank Ltd. (The)	401,300	5,101,150
Koa Corp.(a)	168,300	2,453,142
Kobayashi Pharmaceutical Co. Ltd.	279,200	20,044,356
Kobe Bussan Co. Ltd.	802,300	23,163,801
Kobe Steel Ltd.	1,759,800	9,480,974
Koei Tecmo Holdings Co. Ltd.	789,932	14,365,828
Kohnan Shoji Co. Ltd.	154,100	3,970,145
Koito Manufacturing Co. Ltd.	1,121,200	18,912,597
Kokuyo Co. Ltd.	574,700	8,194,726
Komatsu Ltd.	4,910,500	120,672,887
KOMEDA Holdings Co. Ltd.	231,900	4,311,795
Komeri Co. Ltd.	142,900	2,931,438
Konami Group Corp.	506,900	24,926,034
Konica Minolta Inc.	2,399,400	10,055,393
Konishi Co. Ltd.	96,500	1,367,951
Kose Corp.	176,700	19,495,818
Koshidaka Holdings Co. Ltd.	239,900	1,737,064
Kotobuki Spirits Co. Ltd.	106,700	7,008,456
K’s Holdings Corp.	871,000	7,700,440
Kubota Corp.	5,431,200	81,621,638
Kumagai Gumi Co. Ltd.	163,400	3,358,008
Kumiai Chemical Industry Co. Ltd.	542,827	3,683,181
Kura Sushi Inc.(a)	106,900	2,483,602
Kuraray Co. Ltd.	1,598,600	13,231,691
Kureha Corp.	89,400	5,838,926
Kurita Water Industries Ltd.	586,200	26,506,933
Kusuri no Aoki Holdings Co. Ltd.	83,200	4,687,828
KYB Corp.	91,600	2,595,873
Kyocera Corp.	1,703,100	88,376,244
Kyoei Steel Ltd.	98,600	1,077,847
Kyokuto Kaihatsu Kogyo Co. Ltd.	131,000	1,504,829
KYORIN Holdings Inc.	398,100	5,276,700
Kyoritsu Maintenance Co. Ltd.	152,100	6,947,006

Security	Shares	Value

Japan (continued)
Kyowa Kirin Co. Ltd.	1,411,900	$31,486,706
Kyudenko Corp.	205,800	5,334,251
Kyushu Electric Power Co. Inc.	2,072,400	11,930,055
Kyushu Financial Group Inc.	2,066,900	7,596,875
Kyushu Railway Co.	698,700	15,662,518
LaSalle Logiport REIT	9,833	11,913,696
Lasertec Corp.	402,300	76,164,603
Lawson Inc.	239,400	9,572,712
Leopalace21 Corp.(b)	854,000	2,119,552
Life Corp.	86,000	1,876,072
Link And Motivation Inc.(a)	183,400	931,366
Lintec Corp.	210,000	3,636,574
Lion Corp.	1,226,500	13,577,020
LITALICO Inc.	90,600	1,849,582
Lixil Corp.	1,507,600	26,026,873
M&A Capital Partners Co. Ltd.(b)	74,500	2,523,320
M&A Research Institute Inc., NVS(a)(b)	26,000	2,089,307
M3 Inc.	2,362,100	64,586,680
Mabuchi Motor Co. Ltd.	245,800	7,039,791
Macnica Holdings Inc.	239,500	6,365,110
Maeda Kosen Co. Ltd.(a)	33,500	866,918
Makino Milling Machine Co. Ltd.	123,300	4,426,221
Makita Corp.	1,193,800	31,799,047
Management Solutions Co. Ltd.	52,300	1,420,775
Mandom Corp.	211,900	2,402,385
Mani Inc.	461,400	6,748,912
Marubeni Corp.	8,113,100	99,536,182
Maruha Nichiro Corp.	232,900	4,422,307
Marui Group Co. Ltd.	924,400	15,752,262
Maruichi Steel Tube Ltd.	283,600	6,106,544
MARUKA FURUSATO Corp.	99,700	2,681,962
Maruwa Co. Ltd./Aichi	49,600	6,340,341
Matsuda Sangyo Co. Ltd.	24,900	453,674
Matsui Securities Co. Ltd.	785,700	4,704,950
MatsukiyoCocokara & Co.	577,050	28,785,758
Max Co. Ltd.	27,400	428,680
Maxell Ltd.	413,600	4,513,777
Maxvalu Tokai Co. Ltd.	2,500	54,222
Mazda Motor Corp.	2,983,400	23,747,824
McDonald’s Holdings Co. Japan Ltd.(a)	480,800	18,995,146
MCJ Co. Ltd.	252,700	1,965,553
Mebuki Financial Group Inc.	5,308,010	13,826,391
Medipal Holdings Corp.	893,800	11,933,107
Medley Inc.(b)	122,600	4,344,127
Megachips Corp.	81,300	1,697,537
Megmilk Snow Brand Co. Ltd.	233,100	3,262,475
Meidensha Corp.	173,900	2,583,367
MEIJI Holdings Co. Ltd.	583,200	30,077,187
Meiko Electronics Co. Ltd.	104,700	2,347,076
Meitec Corp.	404,600	7,611,210
Melco Holdings Inc.	43,200	1,114,924
Menicon Co. Ltd.	324,400	7,168,241
Mercari Inc.(b)	564,300	12,290,375
METAWATER Co. Ltd.	56,100	740,475
Micronics Japan Co. Ltd.	182,000	1,952,260
Midac Holdings Co. Ltd.	36,400	795,439
Milbon Co. Ltd.	141,600	6,227,260
Mimasu Semiconductor Industry Co. Ltd.	29,500	585,129
MINEBEA MITSUMI Inc.	1,944,659	33,900,643
Mirai Corp.	6,001	2,026,427

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
MIRAIT ONE corp.	559,700	$6,825,654
MISUMI Group Inc.	1,497,300	37,683,242
Mitani Sekisan Co. Ltd.	15,000	490,095
Mitsubishi Chemical Group Corp.	6,754,400	37,901,945
Mitsubishi Corp.	6,695,900	224,218,587
Mitsubishi Electric Corp.	10,233,000	112,775,346
Mitsubishi Estate Co. Ltd.	6,305,500	81,045,334
Mitsubishi Estate Logistics REIT Investment Corp.	2,363	7,427,630
Mitsubishi Gas Chemical Co. Inc.	804,600	11,757,225
Mitsubishi HC Capital Inc.	3,795,870	19,374,676
Mitsubishi Heavy Industries Ltd.	1,694,900	66,456,959
Mitsubishi Logisnext Co. Ltd.	37,900	211,353
Mitsubishi Logistics Corp.	383,600	8,957,589
Mitsubishi Materials Corp.	613,000	10,529,361
Mitsubishi Motors Corp.(b)	3,555,900	13,700,534
Mitsubishi Pencil Co. Ltd.	172,600	1,936,171
Mitsubishi Research Institute Inc.	15,400	599,187
Mitsubishi Shokuhin Co. Ltd.	44,500	1,072,642
Mitsubishi UFJ Financial Group Inc.	63,502,800	465,150,439
Mitsui & Co. Ltd.	7,592,400	223,996,541
Mitsui Chemicals Inc.	957,300	22,533,423
Mitsui DM Sugar Holdings Co. Ltd.	108,800	1,701,718
Mitsui Fudosan Co. Ltd.	4,801,600	89,999,472
Mitsui Fudosan Logistics Park Inc.	2,831	9,880,369
Mitsui High-Tec Inc.	105,400	5,558,003
Mitsui Mining & Smelting Co. Ltd.	288,300	7,680,625
Mitsui OSK Lines Ltd.	1,823,200	45,249,478
Mitsui-Soko Holdings Co. Ltd.	112,800	3,243,121
Miura Co. Ltd.	496,000	12,411,557
Mixi Inc.	199,300	3,823,724
Mizuho Financial Group Inc.	12,787,370	199,744,466
Mizuho Leasing Co. Ltd.	139,300	3,695,715
Mochida Pharmaceutical Co. Ltd.	134,900	3,623,366
Modec Inc.(b)	108,500	1,180,921
Monex Group Inc.	976,400	3,444,507
Money Forward Inc.(b)	238,500	8,844,404
Monogatari Corp. (The)	46,000	2,304,842
MonotaRO Co. Ltd.	1,343,600	20,353,326
Mori Hills REIT Investment Corp.	8,604	9,777,042
Mori Trust Hotel Reit Inc.(a)	149	154,354
Mori Trust Sogo REIT Inc.	6,093	6,875,852
Morinaga & Co. Ltd./Japan	203,600	6,036,911
Morinaga Milk Industry Co. Ltd.	182,900	6,765,962
Morita Holdings Corp.	90,400	846,104
MOS Food Services Inc.	139,600	3,311,142
MS&AD Insurance Group Holdings Inc.	2,355,100	75,536,802
Murata Manufacturing Co. Ltd.	3,066,800	175,238,437
Musashi Seimitsu Industry Co. Ltd.	246,400	3,395,721
Musashino Bank Ltd. (The)	114,400	2,007,648
Nabtesco Corp.	579,900	16,978,603
Nachi-Fujikoshi Corp.	86,300	2,609,310
Nafco Co. Ltd.	59,700	748,936
Nagaileben Co. Ltd.	52,400	793,845
Nagase & Co. Ltd.	612,600	9,885,738
Nagawa Co. Ltd.(a)	16,100	989,904
Nagoya Railroad Co. Ltd.	973,500	16,096,676
Nakanishi Inc.	429,400	9,109,968
Nankai Electric Railway Co. Ltd.	552,100	11,996,916
Nanto Bank Ltd. (The)	137,100	2,843,933
NEC Corp.	1,306,100	47,186,266

Security	Shares	Value

Japan (continued)
NEC Networks & System Integration Corp.	546,400	$7,296,855
NET One Systems Co. Ltd.	449,200	12,173,308
Nexon Co. Ltd.	2,518,500	60,727,444
Nextage Co. Ltd.	231,700	5,211,661
NGK Insulators Ltd.	1,239,500	17,156,275
NGK Spark Plug Co. Ltd.	805,700	15,744,275
NH Foods Ltd.	441,000	13,239,748
NHK Spring Co. Ltd.	1,183,700	8,367,054
Nichias Corp.	396,900	7,683,438
Nichicon Corp.	405,500	3,983,503
Nichiden Corp.	59,200	821,429
Nichiha Corp.	127,000	2,725,833
Nichirei Corp.	563,900	11,799,848
Nidec Corp.	2,389,900	132,445,491
Nifco Inc./Japan	483,400	12,547,477
Nihon Kohden Corp.	474,400	12,462,957
Nihon M&A Center Holdings Inc.	1,613,500	16,495,463
Nihon Parkerizing Co. Ltd.	629,000	4,644,141
Nikkiso Co. Ltd.	263,200	2,066,387
Nikkon Holdings Co. Ltd.	233,400	4,493,813
Nikon Corp.	1,586,100	15,660,209
Nintendo Co. Ltd.	5,880,400	254,961,013
Nippn Corp., New	270,800	3,384,589
Nippon Accommodations Fund Inc.	2,366	10,619,605
Nippon Building Fund Inc.	8,058	35,216,383
Nippon Carbon Co. Ltd.	8,900	303,096
Nippon Ceramic Co. Ltd.	51,200	954,330
Nippon Densetsu Kogyo Co. Ltd.	95,800	1,199,800
Nippon Electric Glass Co. Ltd.	468,500	8,700,228
Nippon Express Holdings Inc.	408,500	23,706,364
Nippon Gas Co. Ltd.	563,100	8,987,825
Nippon Kanzai Co. Ltd.	28,900	569,143
Nippon Kayaku Co. Ltd.	825,200	7,662,933
Nippon Light Metal Holdings Co. Ltd.	389,460	4,463,946
Nippon Paint Holdings Co. Ltd.	4,416,400	40,319,411
Nippon Paper Industries Co. Ltd.	512,800	3,817,823
Nippon Parking Development Co. Ltd.	580,400	1,155,078
Nippon Prologis REIT Inc.	11,861	26,914,279
NIPPON REIT Investment Corp.	2,409	6,134,510
Nippon Road Co. Ltd. (The)	24,900	1,188,594
Nippon Sanso Holdings Corp.	904,500	14,753,178
Nippon Seiki Co. Ltd.	116,100	748,463
Nippon Shinyaku Co. Ltd.	258,000	13,278,260
Nippon Shokubai Co. Ltd.	131,800	5,579,769
Nippon Signal Company Ltd.	272,300	2,186,925
Nippon Soda Co. Ltd.	122,000	3,987,628
Nippon Steel Corp.	4,278,808	89,062,195
Nippon Steel Trading Corp.	76,372	5,445,168
Nippon Suisan Kaisha Ltd.	1,821,600	7,569,159
Nippon Telegraph & Telephone Corp.	6,352,300	190,477,006
Nippon Television Holdings Inc.	205,700	1,663,031
Nippon Yusen KK	2,574,200	61,237,260
Nipro Corp.	805,900	6,469,279
Nishimatsu Construction Co. Ltd.	168,200	5,254,284
Nishimatsuya Chain Co. Ltd.	368,400	4,374,692
Nishi-Nippon Financial Holdings Inc.	856,900	7,132,396
Nishi-Nippon Railroad Co. Ltd.	425,000	7,848,700
Nishio Rent All Co. Ltd.	31,100	750,220
Nissan Chemical Corp.	670,200	31,639,899
Nissan Motor Co. Ltd.	12,384,000	44,494,960

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nissan Shatai Co. Ltd.	241,100	$1,675,228
Nissha Co. Ltd.	224,400	3,338,739
Nisshin Oillio Group Ltd. (The)	132,900	3,264,499
Nisshin Seifun Group Inc.	1,097,100	13,741,715
Nisshinbo Holdings Inc.	744,800	5,567,322
Nissin Electric Co. Ltd.	426,700	4,424,094
Nissin Foods Holdings Co. Ltd.	331,100	25,884,615
Nitori Holdings Co. Ltd.	433,400	57,362,958
Nitta Corp.	100,500	2,222,269
Nittetsu Mining Co. Ltd.	20,400	568,085
Nitto Boseki Co. Ltd.	129,600	2,043,735
Nitto Denko Corp.	754,500	48,768,929
Nitto Kogyo Corp.	121,500	2,274,428
Noevir Holdings Co. Ltd.	88,700	3,905,894
NOF Corp.	431,800	18,393,467
Nohmi Bosai Ltd.	25,000	331,497
Nojima Corp.	283,300	3,041,191
NOK Corp.	541,100	5,138,997
Nomura Co. Ltd.	550,600	3,961,625
Nomura Holdings Inc.	15,335,000	61,199,379
Nomura Real Estate Holdings Inc.	621,100	13,689,321
Nomura Real Estate Master Fund Inc.	22,129	25,879,088
Nomura Research Institute Ltd.	2,113,140	50,731,362
Noritake Co. Ltd./Nagoya Japan	58,100	1,883,679
Noritsu Koki Co. Ltd.	70,100	1,269,676
Noritz Corp.	120,300	1,390,743
North Pacific Bank Ltd.	2,302,900	4,997,130
NS Solutions Corp.	174,000	4,478,501
NS United Kaiun Kaisha Ltd.	49,100	1,478,722
NSD Co. Ltd.	516,000	9,270,391
NSK Ltd.	1,940,300	10,912,948
NTN Corp.	2,407,600	4,991,113
NTT Data Corp.	3,375,600	52,360,195
NTT UD REIT Investment Corp.	8,696	8,868,903
Obara Group Inc.(a)	63,400	1,834,450
Obayashi Corp.	3,388,100	26,280,552
OBIC Business Consultants Co. Ltd.	155,000	6,087,206
Obic Co. Ltd.	382,400	61,308,911
Odakyu Electric Railway Co. Ltd.	1,547,000	20,338,976
Ogaki Kyoritsu Bank Ltd. (The)	186,500	2,796,454
Ohsho Food Service Corp.	70,300	3,285,389
Oiles Corp.	104,200	1,240,204
Oisix ra daichi Inc.(a)(b)	144,500	2,438,532
Oji Holdings Corp.	4,227,200	17,469,956
Okamoto Industries Inc.	43,900	1,321,201
Okamura Corp.	452,200	4,959,938
Okasan Securities Group Inc.	1,104,900	3,573,700
Oki Electric Industry Co. Ltd.	558,100	3,152,550
Okinawa Cellular Telephone Co.	115,000	2,782,440
Okinawa Electric Power Co. Inc. (The)	210,616	1,751,611
Okinawa Financial Group Inc.	71,200	1,323,249
OKUMA Corp.	124,600	5,050,417
Okumura Corp.	168,600	3,922,332
Olympus Corp.	6,500,900	122,214,388
Omron Corp.	995,100	57,577,060
One REIT Inc.	639	1,211,248
Ono Pharmaceutical Co. Ltd.	1,904,800	41,331,653
Open Door Inc.(a)(b)	61,400	867,528
Open House Group Co. Ltd.	408,500	15,453,664
Optex Group Co. Ltd.	114,200	1,872,248

Security	Shares	Value

Japan (continued)
Optorun Co. Ltd.	148,100	$2,922,534
Oracle Corp. Japan	204,500	14,009,646
Organo Corp.	98,300	2,498,721
Orient Corp.	519,110	4,743,068
Oriental Land Co. Ltd./Japan	1,063,300	177,166,885
ORIX Corp.	6,297,700	110,732,337
Orix JREIT Inc.	14,135	19,447,824
Osaka Gas Co. Ltd.	1,963,000	31,676,703
Osaka Organic Chemical Industry Ltd.	74,300	1,225,993
Osaka Soda Co. Ltd.	21,100	689,636
OSAKA Titanium Technologies Co. Ltd.	146,000	4,142,665
OSG Corp.	502,800	7,891,395
Otsuka Corp.	610,000	20,068,717
Otsuka Holdings Co. Ltd.	2,042,000	65,508,194
Outsourcing Inc.	653,300	5,076,926
Pacific Metals Co. Ltd.	86,500	1,335,471
PAL GROUP Holdings Co. Ltd.	127,800	2,740,811
PALTAC Corp.	160,500	5,811,233
Pan Pacific International Holdings Corp.	2,019,000	37,337,616
Panasonic Holdings Corp.	11,740,400	108,873,055
Paramount Bed Holdings Co. Ltd.	217,400	4,175,461
Park24 Co. Ltd.(b)	675,300	11,453,577
Pasona Group Inc.	76,200	1,229,451
Penta-Ocean Construction Co. Ltd.	1,575,800	7,859,417
PeptiDream Inc.(b)	544,200	8,496,807
Persol Holdings Co. Ltd.	914,200	20,044,301
Pharma Foods International Co. Ltd.(a)	130,000	1,333,698
PHC Holdings Corp.	131,400	1,558,958
Pigeon Corp.	605,700	9,626,302
Pilot Corp.	147,400	5,261,027
Piolax Inc.	131,100	1,793,470
PKSHA Technology Inc.(a)(b)	91,900	1,283,716
Plus Alpha Consulting Co. Ltd.	42,200	914,674
Pola Orbis Holdings Inc.	504,400	7,277,340
Pressance Corp.	78,100	999,245
Prestige International Inc.	304,800	1,700,295
Prima Meat Packers Ltd.	148,700	2,522,572
Raito Kogyo Co. Ltd.	198,200	2,941,440
Raiznext Corp.	161,100	1,637,991
Raksul Inc.(a)(b)	255,000	2,760,447
Rakus Co. Ltd.	515,800	7,068,815
Rakuten Group Inc.(a)(b)	4,718,300	24,055,989
Recruit Holdings Co. Ltd.	7,674,500	246,813,921
Relia Inc.	241,300	2,721,379
Relo Group Inc.	572,600	9,703,511
Renesas Electronics Corp.(b)	6,218,800	63,967,201
Rengo Co. Ltd.	1,012,200	7,144,110
RENOVA Inc.(a)(b)	192,300	3,346,934
Resona Holdings Inc.	11,573,138	64,042,548
Resorttrust Inc.	530,500	9,693,660
Retail Partners Co. Ltd.	32,200	339,153
Ricoh Co. Ltd.	3,033,900	23,551,002
Ricoh Leasing Co. Ltd.	65,300	1,950,975
Riken Keiki Co. Ltd.	36,900	1,316,287
Ringer Hut Co. Ltd.(a)	157,900	2,754,771
Rinnai Corp.	197,900	15,620,243
Riso Kagaku Corp.	68,000	1,134,564
Riso Kyoiku Co. Ltd.	334,900	941,153
Rohm Co. Ltd.	472,400	37,854,113
Rohto Pharmaceutical Co. Ltd.	1,103,200	20,355,608

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Roland Corp.	65,500	$1,955,683
Rorze Corp.	55,400	4,258,454
Round One Corp.	1,331,100	4,904,564
Royal Holdings Co. Ltd.(a)(b)	167,100	3,122,935
RS Technologies Co. Ltd.	61,200	1,859,817
Ryohin Keikaku Co. Ltd.	1,348,800	14,955,686
Ryosan Co. Ltd.	89,700	2,032,785
Ryoyo Electro Corp.	129,700	2,318,367
S Foods Inc.	48,700	1,113,123
Saibu Gas Holdings Co. Ltd.	101,400	1,433,473
Saizeriya Co. Ltd.	158,500	3,929,053
Sakai Moving Service Co. Ltd.	28,000	968,261
Sakata INX Corp.	5,500	46,347
Sakata Seed Corp.	187,400	5,987,069
SAMTY Co. Ltd.	85,300	1,347,240
Samty Residential Investment Corp.	588	493,035
San-A Co. Ltd.	105,300	3,389,234
San-Ai Obbli Co. Ltd.	48,600	505,646
SanBio Co. Ltd.(a)(b)	206,500	1,182,782
Sangetsu Corp.	231,300	4,064,662
San-in Godo Bank Ltd. (The)	829,400	5,158,950
Sanken Electric Co. Ltd.	127,200	7,223,433
Sanki Engineering Co. Ltd.	13,100	157,294
Sankyo Co. Ltd.	186,200	7,520,919
Sankyu Inc.	238,700	9,378,943
Sanrio Co. Ltd.	289,300	11,034,548
Sansan Inc.(b)	368,400	4,594,774
Santen Pharmaceutical Co. Ltd.	1,942,500	15,143,245
Sanwa Holdings Corp.	1,124,100	11,900,189
Sanyo Chemical Industries Ltd.	21,100	688,030
Sanyo Denki Co. Ltd.	34,200	1,657,932
Sanyo Special Steel Co. Ltd.	110,700	2,123,938
Sapporo Holdings Ltd.	428,100	10,454,659
Sato Holdings Corp.	160,200	2,611,330
Sawai Group Holdings Co. Ltd.	178,200	5,513,465
SB Technology Corp.	10,600	160,175
SBI Holdings Inc.	1,323,900	28,065,743
SBS Holdings Inc.	58,000	1,324,418
SCREEN Holdings Co. Ltd.	199,600	14,873,572
SCSK Corp.	764,100	12,445,214
Secom Co. Ltd.	1,108,700	66,051,647
Sega Sammy Holdings Inc.	801,400	12,689,777
Seibu Holdings Inc.	1,179,900	13,235,664
Seiko Epson Corp.	1,476,100	22,891,355
Seiko Group Corp.	142,300	3,212,684
Seino Holdings Co. Ltd.	733,200	7,322,452
Seiren Co. Ltd.	218,800	4,018,396
Sekisui Chemical Co. Ltd.	1,942,400	27,209,694
Sekisui House Ltd.	3,305,900	62,479,062
Sekisui House Reit Inc.	22,129	12,097,122
Senko Group Holdings Co. Ltd.	661,300	5,115,056
Septeni Holdings Co. Ltd.	285,500	756,148
Seria Co. Ltd.	220,800	4,852,111
Seven & i Holdings Co. Ltd.	3,993,900	188,563,591
Seven Bank Ltd.	3,393,100	6,972,683
SG Holdings Co. Ltd.	1,533,000	23,656,209
Sharp Corp./Japan	1,222,599	10,162,324
Shibaura Machine Co. Ltd.	147,600	3,233,749
SHIFT Inc.(b)	67,700	12,635,228
Shiga Bank Ltd. (The)	219,700	4,573,007

Security	Shares	Value

Japan (continued)
Shikoku Chemicals Corp.	86,100	$846,771
Shikoku Electric Power Co. Inc.	842,600	4,871,664
Shima Seiki Manufacturing Ltd.	154,900	2,346,563
Shimadzu Corp.	1,259,200	38,696,551
Shimamura Co. Ltd.	116,600	10,937,548
Shimano Inc.	399,900	71,316,322
Shimizu Corp.	2,879,100	16,139,354
Shin Nippon Biomedical Laboratories Ltd.	110,100	1,982,067
Shin-Etsu Chemical Co. Ltd.	1,997,800	294,521,695
Shin-Etsu Polymer Co. Ltd.	60,600	603,438
Shinko Electric Industries Co. Ltd.	412,300	11,600,476
Shinmaywa Industries Ltd.	501,200	4,168,616
Shinsei Bank Ltd.(a)	334,700	6,173,309
Shionogi & Co. Ltd.	1,406,900	67,045,098
Ship Healthcare Holdings Inc.	512,000	9,941,617
Shiseido Co. Ltd.	2,127,500	110,578,929
Shizuoka Financial Group Inc., NVS	2,247,400	19,039,150
Shizuoka Gas Co. Ltd.	137,200	1,202,900
SHO-BOND Holdings Co. Ltd.	201,200	8,584,423
Shochiku Co. Ltd.(b)	46,700	3,981,726
Shoei Co. Ltd.	95,300	3,669,583
Shoei Foods Corp.(a)	18,300	585,015
Showa Denko KK	926,500	15,834,426
Showa Sangyo Co. Ltd.	79,900	1,558,778
Siix Corp.	170,500	1,842,642
Simplex Holdings Inc.	132,400	2,325,880
SKY Perfect JSAT Holdings Inc.	1,323,000	5,107,197
Skylark Holdings Co. Ltd.(a)(b)	1,197,200	14,247,726
SMC Corp.	305,200	155,014,301
SMS Co. Ltd.	442,100	11,629,224
Snow Peak Inc.(a)	144,400	2,398,640
SoftBank Corp.	15,304,600	175,116,655
SoftBank Group Corp.	6,419,900	303,931,250
Sohgo Security Services Co. Ltd.	449,300	12,370,074
Sojitz Corp.	1,231,200	24,410,152
Solasto Corp.	196,000	1,032,592
Sompo Holdings Inc.	1,656,100	71,293,262
Sony Group Corp.	6,715,100	600,004,489
Sosei Group Corp.(a)(b)	458,800	8,690,291
SOSiLA Logistics REIT Inc.	2,800	2,787,192
Sotetsu Holdings Inc.	477,800	8,168,386
SPARX Group Co. Ltd.	9,920	138,879
S-Pool Inc.	332,800	1,988,103
Square Enix Holdings Co. Ltd.	467,600	22,113,391
SRE Holdings Corp.(a)(b)	56,400	1,793,198
Stanley Electric Co. Ltd.	699,300	15,049,807
Star Asia Investment Corp.	5,997	2,432,859
Star Micronics Co. Ltd.	222,600	2,904,266
Starts Corp. Inc.	139,500	2,774,030
Starts Proceed Investment Corp.	236	413,519
Strike Co. Ltd.	29,100	942,838
Subaru Corp.	3,274,400	53,803,747
Sugi Holdings Co. Ltd.	184,800	8,077,259
SUMCO Corp.	1,876,800	27,808,107
Sumitomo Bakelite Co. Ltd.	176,000	5,734,786
Sumitomo Chemical Co. Ltd.	7,796,900	29,929,426
Sumitomo Corp.	5,934,500	106,523,853
Sumitomo Electric Industries Ltd.	3,767,900	45,275,690
Sumitomo Forestry Co. Ltd.	744,200	13,914,679
Sumitomo Heavy Industries Ltd.	571,200	12,701,920

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Metal Mining Co. Ltd.	1,309,100	$53,153,685
Sumitomo Mitsui Construction Co. Ltd.	1,127,940	3,648,211
Sumitomo Mitsui Financial Group Inc.	6,904,300	300,068,225
Sumitomo Mitsui Trust Holdings Inc.	1,765,600	64,318,397
Sumitomo Osaka Cement Co. Ltd.	150,600	3,962,670
Sumitomo Pharma Co., Ltd.	914,100	6,426,913
Sumitomo Realty & Development Co. Ltd.	1,643,400	40,061,370
Sumitomo Riko Co. Ltd.	107,800	529,978
Sumitomo Rubber Industries Ltd.	873,500	7,754,730
Sumitomo Warehouse Co. Ltd. (The)	440,500	6,782,380
Sundrug Co. Ltd.	390,500	11,048,537
Suntory Beverage & Food Ltd.	727,000	24,549,149
Suruga Bank Ltd.	653,500	2,132,948
Suzuken Co. Ltd.	324,500	8,546,712
Suzuki Motor Corp.	1,960,200	73,492,180
Sysmex Corp.	894,300	59,368,158
Systena Corp.	1,914,300	6,145,267
T Hasegawa Co. Ltd.	117,900	2,886,267
T&D Holdings Inc.	2,778,400	44,471,759
Tadano Ltd.	628,200	4,664,214
Taihei Dengyo Kaisha Ltd.	54,000	1,446,851
Taiheiyo Cement Corp.	601,200	10,360,725
Taikisha Ltd.	121,800	3,340,468
Taisei Corp.	940,700	32,474,816
Taisho Pharmaceutical Holdings Co. Ltd.	199,800	8,404,723
Taiyo Holdings Co. Ltd.	199,500	3,680,310
Taiyo Yuden Co. Ltd.	624,500	21,211,464
Takamatsu Construction Group Co. Ltd.	75,700	1,159,014
Takara Bio Inc.	242,400	3,208,906
Takara Holdings Inc.	844,100	6,859,266
Takara Leben Real Estate Investment Corp.	2,778	2,082,595
Takasago Thermal Engineering Co. Ltd.	222,600	3,228,027
Takashimaya Co. Ltd.	806,200	11,263,659
Takeda Pharmaceutical Co. Ltd.	7,966,780	250,454,594
Takeuchi Manufacturing Co. Ltd.	236,900	5,243,175
Takuma Co. Ltd.	475,200	4,707,136
Tama Home Co. Ltd.	78,600	1,929,388
Tamron Co. Ltd.	100,700	2,441,186
TBS Holdings Inc.	182,100	2,125,911
TDK Corp.	2,065,400	73,789,017
TechMatrix Corp.	187,900	2,572,331
TechnoPro Holdings Inc.	574,100	17,874,699
Teijin Ltd.	840,500	8,630,530
Tenma Corp.	67,200	1,147,426
Terumo Corp.	3,442,900	100,224,034
T-Gaia Corp.	114,300	1,460,202
THK Co. Ltd.	619,800	13,153,603
TIS Inc.	1,233,200	35,559,755
TKC Corp.	72,400	2,062,976
TKP Corp.(b)	76,700	1,818,259
Toa Corp./Tokyo	90,400	1,751,250
Toagosei Co. Ltd.	647,800	5,878,745
Tobu Railway Co. Ltd.	980,600	23,007,914
TOC Co. Ltd.	109,700	574,930
Tocalo Co. Ltd.	488,500	4,679,559
Toda Corp.	1,315,700	7,176,464
Toei Animation Co. Ltd.(a)	43,700	4,356,177
Toei Co. Ltd.(a)	36,600	4,838,879
Toenec Corp.	35,900	954,109
Toho Bank Ltd. (The)	885,400	1,643,536

Security	Shares	Value

Japan (continued)
Toho Co. Ltd./Tokyo	595,800	$22,004,946
Toho Gas Co. Ltd.	402,100	7,885,875
Toho Holdings Co. Ltd.	402,100	6,567,216
Toho Titanium Co. Ltd.	177,300	3,308,912
Tohoku Electric Power Co. Inc.	2,388,200	12,844,949
Tokai Carbon Co. Ltd.	1,221,300	10,536,939
Tokai Corp./Gifu	56,700	853,223
TOKAI Holdings Corp.	699,200	4,664,082
Tokai Rika Co. Ltd.	247,600	2,874,040
Tokai Tokyo Financial Holdings Inc.	1,871,600	5,455,162
Token Corp.	50,510	3,054,649
Tokio Marine Holdings Inc.	9,744,000	204,085,187
Tokushu Tokai Paper Co. Ltd.	9,700	217,352
Tokuyama Corp.	381,300	5,578,299
Tokyo Century Corp.	187,300	6,585,684
Tokyo Electric Power Co. Holdings Inc.(b)	8,060,500	30,184,875
Tokyo Electron Ltd.	795,900	278,186,272
Tokyo Gas Co. Ltd.	2,038,600	42,687,661
Tokyo Ohka Kogyo Co. Ltd.	171,000	8,427,986
Tokyo Seimitsu Co. Ltd.	196,000	6,748,253
Tokyo Steel Manufacturing Co. Ltd.	449,500	4,890,708
Tokyo Tatemono Co. Ltd.	1,088,400	13,493,448
Tokyotokeiba Co. Ltd.	76,000	2,265,614
Tokyu Construction Co. Ltd.	587,000	2,987,552
Tokyu Corp.	2,769,400	35,612,770
Tokyu Fudosan Holdings Corp.	3,229,100	16,385,201
Tokyu REIT Inc.	6,084	9,167,520
TOMONY Holdings Inc.	896,400	2,753,213
Tomy Co. Ltd.	566,600	5,591,942
Topcon Corp.	614,900	8,013,092
Toppan Inc.	1,436,500	23,145,136
Topre Corp.	181,500	1,770,526
Toray Industries Inc.	7,294,600	44,818,372
Toridoll Holdings Corp.(a)	266,800	5,787,669
Torii Pharmaceutical Co. Ltd.	48,600	1,164,512
Tosei Corp.	40,800	465,806
Toshiba Corp.	2,064,700	70,915,527
Toshiba TEC Corp.	164,000	4,666,803
Tosho Co. Ltd.	33,400	308,174
Tosoh Corp.	1,351,400	17,680,921
Totetsu Kogyo Co. Ltd.	115,200	2,381,323
TOTO Ltd.	737,900	28,676,930
Towa Pharmaceutical Co. Ltd.	72,800	1,149,400
Toyo Construction Co. Ltd.	177,000	1,163,059
Toyo Gosei Co. Ltd.(a)	24,900	1,777,250
Toyo Ink SC Holdings Co. Ltd.	165,100	2,371,449
Toyo Seikan Group Holdings Ltd.	703,400	9,130,747
Toyo Suisan Kaisha Ltd.	490,400	20,263,721
Toyo Tanso Co. Ltd.	106,900	3,414,167
Toyo Tire Corp.	620,700	7,425,721
Toyobo Co. Ltd.	537,300	4,277,289
Toyoda Gosei Co. Ltd.	320,700	5,324,925
Toyota Boshoku Corp.	483,500	7,171,214
Toyota Industries Corp.	767,900	46,744,085
Toyota Motor Corp.	56,514,925	829,961,953
Toyota Tsusho Corp.	1,124,700	47,622,216
Trancom Co. Ltd.	8,300	475,568
Transcosmos Inc.	111,200	2,902,972
TRE Holdings Corp.	186,800	2,104,963
Trend Micro Inc./Japan(b)	709,600	35,135,148

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tri Chemical Laboratories Inc.	128,800	$2,338,908
Trusco Nakayama Corp.	217,500	3,563,356
TS Tech Co. Ltd.	502,700	6,261,982
Tsubakimoto Chain Co.	115,900	2,774,493
Tsugami Corp.	185,500	2,053,549
Tsumura & Co.	448,000	9,579,164
Tsuruha Holdings Inc.	209,700	15,439,698
TV Asahi Holdings Corp.	100,400	1,039,041
UACJ Corp.	151,900	2,852,134
UBE Corp.	529,400	8,303,830
Ulvac Inc.	244,000	11,414,799
Unicharm Corp.	2,138,000	81,555,361
United Arrows Ltd.	107,900	1,457,094
United Super Markets Holdings Inc.	452,900	3,955,093
United Urban Investment Corp.	15,817	17,998,190
Universal Entertainment Corp.(b)	96,700	1,838,273
Usen-Next Holdings Co. Ltd.	72,000	1,222,875
Ushio Inc.	547,500	7,338,990
USS Co. Ltd.	1,099,500	18,084,756
UT Group Co. Ltd.	147,500	3,004,542
Valor Holdings Co. Ltd.	194,300	2,800,055
ValueCommerce Co. Ltd.	70,200	963,165
Vector Inc.	110,500	1,091,057
Vision Inc./Tokyo Japan(b)	172,000	1,923,800
Visional Inc.(b)	91,900	6,658,936
VT Holdings Co. Ltd.	556,100	2,140,904
Wacoal Holdings Corp.	249,300	4,686,993
Wacom Co. Ltd.	835,500	4,126,197
WealthNavi Inc.(a)(b)	166,400	1,824,160
Weathernews Inc.	26,000	1,416,018
Welcia Holdings Co. Ltd.	508,400	11,363,076
West Holdings Corp.	122,930	3,686,124
West Japan Railway Co.	1,165,300	48,801,014
WingArc1st Inc.	100,200	1,522,574
Workman Co. Ltd.(a)	109,000	4,444,556
W-Scope Corp.(a)(b)	280,400	3,144,134
Yakult Honsha Co. Ltd.	673,900	48,108,307
Yamada Holdings Co. Ltd.	3,745,300	13,599,064
Yamaguchi Financial Group Inc.	1,195,800	8,270,573
Yamaha Corp.	742,700	28,879,197
Yamaha Motor Co. Ltd.	1,572,700	38,736,675
YA-MAN Ltd.	190,900	2,007,590
Yamato Holdings Co. Ltd.	1,513,900	26,488,614
Yamato Kogyo Co. Ltd.	191,700	7,265,744
Yamazaki Baking Co. Ltd.	630,100	7,371,992
Yamazen Corp.	424,000	3,473,023
Yaoko Co. Ltd.	88,200	4,604,411
Yaskawa Electric Corp.	1,270,300	49,654,868
Yellow Hat Ltd.	157,500	2,159,328
Yodogawa Steel Works Ltd.	63,600	1,355,176
Yokogawa Bridge Holdings Corp.	133,600	2,062,099
Yokogawa Electric Corp.	1,199,200	21,057,447
Yokohama Rubber Co. Ltd. (The)	660,000	10,843,033
Yokorei Co. Ltd.	268,900	2,264,858
Yokowo Co. Ltd.	49,000	847,502
Yonex Co. Ltd.	303,600	2,969,096
Yoshinoya Holdings Co. Ltd.	468,800	8,596,676
Yuasa Trading Co. Ltd.	61,900	1,763,851
Z Holdings Corp.	14,345,900	41,742,530
Zenkoku Hosho Co. Ltd.	253,400	9,869,361

Security	Shares	Value

Japan (continued)
Zenrin Co. Ltd.	155,900	$969,168
Zensho Holdings Co. Ltd.	522,800	13,344,565
Zeon Corp.	761,400	7,489,522
ZERIA Pharmaceutical Co. Ltd.	18,600	310,485
Zojirushi Corp.	88,800	1,135,419
ZOZO Inc.	664,300	17,220,786
Zuken Inc.	30,700	749,203

		21,987,956,364

Netherlands — 4.2%
Aalberts NV	529,736	25,047,274
ABN AMRO Bank NV, CVA(d)	2,092,871	34,736,526
Adyen NV(b)(d)	115,159	174,109,698
Aegon NV	9,422,330	51,971,602
AerCap Holdings NV(a)(b)	706,341	44,647,815
Akzo Nobel NV	967,162	72,039,027
Alfen Beheer BV(a)(b)(d)	115,392	10,705,874
Allfunds Group PLC	1,397,813	11,119,544
AMG Advanced Metallurgical Group NV	188,197	7,351,469
Arcadis NV	425,768	18,487,056
Ariston Holding NV	439,341	4,547,035
ASM International NV	248,169	83,932,230
ASML Holding NV	2,164,122	1,431,886,215
ASR Nederland NV	721,933	34,170,165
Basic-Fit NV(a)(b)(d)	277,276	9,111,092
BE Semiconductor Industries NV	400,081	28,616,334
Brunel International NV	220,557	2,517,675
CM.Com NV(a)(b)	80,417	1,082,287
Corbion NV	334,232	12,861,594
CureVac NV(a)(b)	292,302	3,239,667
Davide Campari-Milano NV	2,865,336	30,736,687
Ebusco Holding NV(a)(b)	79,701	1,173,952
Eurocommercial Properties NV	272,639	6,827,152
EXOR NV, NVS(b)	568,230	45,167,819
Fastned BV(a)(b)	19,031	774,182
Flow Traders Ltd., NVS	184,370	4,742,361
Fugro NV(b)	555,011	7,390,430
Heineken Holding NV	538,906	44,495,253
Heineken NV	1,389,588	138,873,895
IMCD NV	303,059	48,044,490
ING Groep NV(b)	20,001,343	289,624,659
InPost SA(a)(b)	1,210,866	11,693,491
Iveco Group NV(b)	1,068,947	8,755,294
JDE Peet’s NV	535,868	16,061,536
Just Eat Takeaway.com NV(b)(d)	968,457	24,844,380
Koninklijke Ahold Delhaize NV	5,561,355	165,989,557
Koninklijke BAM Groep NV(b)	1,702,480	4,338,955
Koninklijke DSM NV	925,512	119,022,682
Koninklijke KPN NV	17,600,138	60,172,111
Koninklijke Philips NV	4,701,360	81,171,099
Koninklijke Vopak NV	385,773	11,623,558
Meltwater Holding BV(a)(b)	729,796	1,308,050
MFE-MediaForEurope NV, Class A	1,949,408	854,321
MFE-MediaForEurope NV, Class B	1,781,790	1,206,446
NN Group NV	1,476,474	64,149,954
NSI NV	130,039	3,392,927
OCI NV	572,808	19,498,643
Pharming Group NV(a)(b)	4,196,652	5,820,603
PostNL NV	2,018,376	4,226,087
Prosus NV	4,399,669	355,252,279
QIAGEN NV(b)	1,201,187	58,597,618

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Randstad NV	627,955	$40,250,874
SBM Offshore NV	735,385	11,561,025
Shop Apotheke Europe NV(a)(b)(d)	77,136	5,561,782
Signify NV(a)(d)	670,514	24,276,230
Sligro Food Group NV	125,204	2,406,523
SNS Real NV(a)(c)	3,991	—
Technip Energies NV	713,438	13,831,632
TKH Group NV	234,442	10,640,198
TomTom NV(a)(b)	522,055	3,710,348
Universal Music Group NV	3,854,339	98,526,022
Van Lanschot Kempen NV	181,440	5,220,736
Vastned Retail NV	135,835	3,130,669
Wereldhave NV	222,132	3,336,839
Wolters Kluwer NV	1,395,712	152,164,738

		4,072,628,266

New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(b)	3,911,321	18,758,794
Air New Zealand Ltd.(b)	4,095,782	2,059,169
Argosy Property Ltd.	3,792,401	2,826,113
Auckland International Airport Ltd.(b)	6,683,354	36,782,078
Chorus Ltd.	2,265,070	12,257,746
Contact Energy Ltd.	4,057,562	20,406,107
EBOS Group Ltd.	899,177	25,066,204
Fisher & Paykel Healthcare Corp. Ltd.	3,100,916	50,889,711
Fletcher Building Ltd.	4,323,065	14,235,630
Genesis Energy Ltd.	2,871,826	5,323,750
Goodman Property Trust	4,934,696	6,576,412
Infratil Ltd.	3,882,689	22,352,789
Kiwi Property Group Ltd.	6,785,417	4,193,258
Mercury NZ Ltd.	4,097,914	15,920,183
Meridian Energy Ltd.	6,824,922	23,588,330
Oceania Healthcare Ltd.	1,247,866	720,473
Precinct Properties New Zealand Ltd.	6,114,534	4,969,379
Pushpay Holdings Ltd.(b)	5,822,554	4,883,116
Ryman Healthcare Ltd.	2,352,886	10,508,357
SKYCITY Entertainment Group Ltd.(b)	3,768,116	6,130,686
Spark New Zealand Ltd.	9,958,552	33,577,597
Summerset Group Holdings Ltd.	1,573,164	9,962,753
Warehouse Group Ltd. (The)(a)	642,013	1,080,860

		333,069,495

Norway — 0.9%
Adevinta ASA(b)	1,563,046	13,399,734
Aker ASA, Class A	135,718	9,813,373
Aker BP ASA	1,691,260	51,518,712
Aker Carbon Capture ASA(b)	1,789,193	2,651,953
Aker Horizons Holding AS(b)	983,378	1,424,499
Aker Solutions ASA	1,398,541	5,528,814
Atea ASA	569,055	6,418,801
Austevoll Seafood ASA	592,179	5,866,509
Bakkafrost P/F	259,885	16,126,244
Bewi ASA	243,660	1,266,927
Bonheur ASA	23,950	639,444
Borregaard ASA	635,755	9,801,571
BW Energy Ltd.(b)	314,190	882,731
BW LPG Ltd.(d)	606,615	5,020,508
Cool Co. Ltd.(b)	70,992	752,077
Crayon Group Holding ASA(a)(b)(d)	346,326	3,488,168
DNB Bank ASA	4,907,478	91,767,709
DNO ASA	2,045,288	2,523,284

Security	Shares	Value

Norway (continued)
Elkem ASA(d)	2,040,394	$7,227,467
Entra ASA(d)	598,046	7,073,731
Equinor ASA	5,064,911	154,361,481
Europris ASA(d)	916,106	5,902,102
Flex LNG Ltd.(a)	176,736	5,461,472
Frontline PLC, NVS(a)	698,935	9,630,873
Gjensidige Forsikring ASA	1,046,461	18,808,514
Golden Ocean Group Ltd.	698,988	6,686,997
Grieg Seafood ASA	327,366	2,932,479
Hafnia Ltd.	661,864	3,480,364
Hexagon Composites ASA(b)	455,421	1,535,623
Hexagon Purus ASA(b)	140,614	370,012
Hoegh Autoliners ASA	252,256	1,566,870
Kahoot! ASA(a)(b)	1,440,526	2,546,475
Kongsberg Gruppen ASA	514,514	20,483,675
Leroy Seafood Group ASA	1,574,506	9,272,139
Mowi ASA	2,181,375	40,337,251
MPC Container Ships AS	1,366,052	2,174,415
NEL ASA(a)(b)	8,156,436	13,978,791
Nordic Semiconductor ASA(b)	861,117	13,731,418
Norsk Hydro ASA	7,069,213	57,316,103
Norske Skog ASA(b)(d)	324,081	2,231,719
Norwegian Air Shuttle ASA(a)(b)	3,439,260	3,276,429
Nykode Therapeutics AS(a)(b)	537,338	1,541,815
Odfjell Drilling Ltd.(b)	489,836	1,306,704
Orkla ASA	3,989,522	29,784,641
Protector Forsikring ASA	568,288	8,187,660
REC Silicon ASA(a)(b)	1,406,389	2,003,984
Salmar ASA	338,892	15,758,360
Scatec ASA(d)	624,468	5,093,271
Schibsted ASA, Class A	383,163	8,367,841
Schibsted ASA, Class B	493,315	10,312,702
SpareBank 1 Nord Norge	21,429	199,459
SpareBank 1 Oestlandet	10,247	120,022
SpareBank 1 SMN	1,109,449	14,148,541
SpareBank 1 SR-Bank ASA	1,013,426	11,749,957
Stolt-Nielsen Ltd.	106,537	2,801,160
Storebrand ASA	2,457,452	21,393,504
Subsea 7 SA	1,267,436	15,794,886
Telenor ASA	3,685,615	38,583,267
TGS ASA	739,324	12,241,066
TOMRA Systems ASA	1,237,637	21,848,421
Veidekke ASA	578,415	5,972,413
Volue ASA(b)	20,276	61,651
Wallenius Wilhelmsen ASA	664,643	6,307,513
Yara International ASA	881,419	39,162,576

		892,018,872

Portugal — 0.2%
Altri SGPS SA(a)	652,029	3,292,102
Banco Comercial Portugues SA, Class R(a)	47,224,984	10,061,228
Corticeira Amorim SGPS SA	45,382	448,474
CTT-Correios de Portugal SA	827,909	3,202,553
EDP - Energias de Portugal SA	14,851,786	73,787,496
Galp Energia SGPS SA	2,674,779	36,612,494
Greenvolt Energias Renovaveis SA(a)(b)	249,617	2,092,585
Jeronimo Martins SGPS SA	1,521,394	33,030,569
Navigator Co. SA (The)	1,684,679	5,898,199
NOS SGPS SA	1,106,365	4,744,418
REN - Redes Energeticas Nacionais SGPS SA	3,006,995	8,264,633

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal (continued)
Sonae SGPS SA	6,655,867	$6,784,167

		188,218,918

Singapore — 1.6%
AEM Holdings Ltd.(a)	1,616,800	4,291,859
AIMS APAC REIT(a)	616,400	644,778
Bumitama Agri Ltd.	1,851,600	856,433
CapitaLand Ascendas REIT	18,575,003	40,876,713
CapitaLand Ascott Trust	11,342,563	9,615,486
CapitaLand China Trust	6,498,980	6,197,147
Capitaland India Trust	3,949,700	3,651,879
CapitaLand Integrated Commercial Trust	28,435,257	46,523,872
Capitaland Investment Ltd/Singapore	13,938,200	42,227,314
CDL Hospitality Trusts	6,598,846	6,809,233
City Developments Ltd.	2,196,500	13,940,807
ComfortDelGro Corp. Ltd.	11,050,200	10,123,642
Cromwell European Real Estate Investment Trust	984,640	1,723,427
DBS Group Holdings Ltd.	9,711,900	265,875,608
Digital Core REIT Management Pte Ltd.(a)	4,073,400	2,574,552
ESR-LOGOS REIT	39,233,527	11,389,548
Far East Hospitality Trust	584,700	298,913
First Resources Ltd.	2,898,300	3,396,769
Frasers Centrepoint Trust	5,926,388	10,047,537
Frasers Logistics & Commercial Trust	15,920,086	15,322,992
Frencken Group Ltd.(a)	839,600	754,979
Genting Singapore Ltd.	31,463,100	23,828,856
Golden Agri-Resources Ltd.	38,782,200	7,387,983
Grab Holdings Ltd., Class A(a)(b)	6,845,020	25,942,626
Hour Glass Ltd. (The)	1,276,400	2,025,285
Hutchison Port Holdings Trust, Class U(a)	29,310,600	6,030,715
iFAST Corp. Ltd.(a)	822,300	3,269,615
Jardine Cycle & Carriage Ltd.(a)	522,600	11,585,846
Kenon Holdings Ltd./Singapore	120,995	3,770,649
Keppel Corp. Ltd.	7,708,100	44,503,934
Keppel DC REIT(a)	7,410,000	11,549,707
Keppel Infrastructure Trust(a)	18,833,400	8,257,782
Keppel Pacific Oak US REIT	989,000	529,907
Keppel REIT	14,669,180	10,811,458
Lendlease Global Commercial REIT	6,327,909	3,504,428
Manulife US Real Estate Investment Trust	8,039,100	2,659,511
Mapletree Industrial Trust(a)	10,766,220	19,566,011
Mapletree Logistics Trust	17,512,179	22,639,603
Mapletree Pan Asia Commercial Trust	12,569,256	17,489,147
Maxeon Solar Technologies Ltd.(a)(b)	117,743	2,585,636
Nanofilm Technologies International Ltd.(a)	1,516,800	1,676,251
NetLink NBN Trust	20,564,800	13,714,959
Olam Group Ltd.(a)	4,723,800	5,743,368
OUE Commercial Real Estate Investment Trust	11,486,140	3,066,261
Oversea-Chinese Banking Corp. Ltd.	17,950,800	177,360,148
Parkway Life REIT	2,655,700	8,219,590
Prime U.S. REIT	3,323,900	1,732,550
Raffles Medical Group Ltd.	6,461,600	7,147,195
Riverstone Holdings Ltd./Singapore(a)	2,306,300	1,135,411
Sasseur Real Estate Investment Trust	291,800	181,242
SATS Ltd.(a)(b)	3,658,600	8,442,967
Sea Ltd., ADR(a)(b)	1,927,355	124,218,030
Sembcorp Industries Ltd.	5,558,000	15,327,152
Sembcorp Marine Ltd.(a)(b)	89,831,720	9,752,465
Sheng Siong Group Ltd.	4,306,900	5,382,461
SIA Engineering Co. Ltd.(a)(b)	336,100	639,316
Singapore Airlines Ltd.(a)	7,281,000	32,923,698

Security	Shares	Value

Singapore (continued)
Singapore Exchange Ltd.	3,062,400	$21,570,065
Singapore Post Ltd.(a)	9,540,300	4,075,621
Singapore Technologies Engineering Ltd.	8,563,000	24,075,228
Singapore Telecommunications Ltd.	43,826,300	83,934,436
SPH REIT	4,466,295	3,318,622
Starhill Global REIT	10,452,400	4,546,730
StarHub Ltd.	4,033,000	3,507,786
Straits Trading Co. Ltd.	816,324	1,500,683
Suntec REIT(a)	12,045,300	12,878,138
TDCX Inc., ADR(a)(b)	117,274	1,545,671
United Overseas Bank Ltd.	6,277,500	142,691,517
UOL Group Ltd.	2,388,500	12,744,000
Venture Corp. Ltd.	1,492,200	21,071,881
Wilmar International Ltd.	10,215,500	31,760,198
Yangzijiang Financial Holding Ltd.(b)	13,750,900	3,895,959
Yangzijiang Shipbuilding Holdings Ltd.	14,610,800	14,404,071
Yanlord Land Group Ltd.	6,125,300	5,187,604

		1,534,453,461

Spain — 2.5%
Acciona SA	129,791	25,322,228
Acerinox SA	1,035,871	11,218,422
ACS Actividades de Construccion y Servicios SA	1,166,148	34,510,652
Aena SME SA(b)(d)	398,608	59,890,442
Almirall SA	424,969	4,282,019
Amadeus IT Group SA(b)	2,396,264	150,974,102
Applus Services SA	867,936	6,661,197
Atresmedia Corp. de Medios de Comunicacion SA	712,400	2,655,835
Banco Bilbao Vizcaya Argentaria SA	32,107,581	226,800,639
Banco de Sabadell SA	29,607,917	38,708,310
Banco Santander SA	88,931,545	310,810,353
Bankinter SA	3,563,124	25,707,960
Befesa SA(d)	211,194	12,114,330
CaixaBank SA	23,496,883	104,254,716
Cellnex Telecom SA(d)	2,898,142	113,572,344
Cia. de Distribucion Integral Logista Holdings SA	333,552	9,037,072
Cie. Automotive SA	341,487	10,143,722
Construcciones y Auxiliar de Ferrocarriles SA	151,512	4,879,691
Corp. ACCIONA Energias Renovables SA	348,296	14,243,251
Distribuidora Internacional de Alimentacion SA(b)	11,100,995	177,949
Ebro Foods SA	420,228	7,219,101
EDP Renovaveis SA	1,526,312	33,198,935
eDreams ODIGEO SA(b)	120,132	694,757
Enagas SA	815,479	14,622,590
Ence Energia y Celulosa SA	955,278	3,147,963
Endesa SA	1,707,764	34,047,211
Faes Farma SA	2,109,041	7,905,329
Ferrovial SA	2,584,837	76,274,020
Fluidra SA	511,101	9,023,001
Gestamp Automocion SA(d)	1,112,423	4,911,718
Global Dominion Access SA(d)	327,806	1,405,625
Grenergy Renovables SA(a)(b)	67,796	2,453,823
Grifols SA(a)(b)	1,578,990	20,902,747
Grupo Catalana Occidente SA	258,468	8,011,615
Iberdrola SA	32,065,892	376,189,517
Iberdrola SA, NVS	531,451	6,208,109
Indra Sistemas SA	928,312	11,334,989
Industria de Diseno Textil SA	5,797,508	181,002,883
Inmobiliaria Colonial Socimi SA	1,520,975	11,093,618
Laboratorios Farmaceuticos Rovi SA	98,827	4,187,588
Lar Espana Real Estate Socimi SA	671,438	3,350,489

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,466,078	$3,612,192
Mapfre SA	5,019,823	10,097,095
Mediaset Espana Comunicacion SA(b)	907,430	3,251,268
Melia Hotels International SA(b)	693,043	4,614,853
Merlin Properties Socimi SA	1,704,354	16,656,099
Naturgy Energy Group SA	765,891	21,722,362
Neinor Homes SA(d)	291,252	2,922,273
Opdenergy Holdings SA, NVS	234,894	1,131,267
Pharma Mar SA	82,137	5,416,428
Prosegur Cash SA(d)	196,989	156,763
Prosegur Cia. de Seguridad SA	1,556,931	3,523,833
Red Electrica Corp. SA	1,672,728	29,605,436
Repsol SA	7,212,402	118,476,936
Sacyr SA	2,817,034	8,665,826
Solaria Energia y Medio Ambiente SA(b)	415,028	8,515,824
Soltec Power Holdings SA(a)(b)	111,004	676,371
Tecnicas Reunidas SA(a)(b)	223,837	2,689,042
Telefonica SA	27,741,351	105,389,967
Unicaja Banco SA(d)	9,858,482	12,117,559
Vidrala SA	106,641	10,757,409
Viscofan SA	210,661	13,577,226

		2,366,726,891

Sweden — 3.6%
AAK AB	986,969	17,034,863
AcadeMedia AB(d)	196,308	924,633
AddLife AB	594,095	6,269,928
AddTech AB, Class B	1,335,433	21,325,971
AFRY AB	578,843	10,449,575
Alfa Laval AB	1,534,361	48,218,256
Alleima AB, NVS(b)	1,128,574	5,643,579
Ambea AB(d)	211,474	793,843
Arjo AB, Class B	1,352,081	5,246,747
Assa Abloy AB, Class B	5,383,531	126,815,805
Atlas Copco AB, Class A	14,421,970	171,131,981
Atlas Copco AB, Class B	8,222,427	86,726,914
Atrium Ljungberg AB, Class B	270,207	4,830,689
Attendo AB(b)(d)	699,165	1,757,613
Avanza Bank Holding AB	693,027	15,990,633
Axfood AB	592,483	15,259,834
Beijer Alma AB	236,597	4,691,795
Beijer Ref AB	1,299,156	20,042,008
Betsson AB	687,436	5,698,332
Bilia AB, Class A	476,384	5,504,325
Billerud AB	1,218,867	14,159,861
BioArctic AB(a)(b)(d)	162,719	4,852,883
BioGaia AB	534,722	4,700,089
Biotage AB	388,114	5,998,280
Boliden AB	1,458,442	65,450,470
Boozt AB(a)(b)(d)	288,449	3,748,491
Bravida Holding AB(d)	1,360,659	15,041,243
Bufab AB	92,650	2,400,671
Bure Equity AB	280,310	7,060,507
Calliditas Therapeutics AB, Class B(a)(b)	186,975	1,782,088
Camurus AB(b)	124,267	2,973,992
Castellum AB(a)	1,385,091	19,004,927
Catena AB	172,056	7,198,137
Cellavision AB	28,089	662,887
Cibus Nordic Real Estate AB	153,428	2,174,929
Cint Group AB(a)(b)	801,679	3,009,046

Security	Shares	Value

Sweden (continued)
Clas Ohlson AB, Class B	151,714	$1,011,613
Cloetta AB, Class B	1,390,326	2,895,725
Collector Bank AB(b)	126,685	478,509
Coor Service Management Holding AB(d)	445,013	2,843,370
Corem Property Group AB, Class B	3,111,916	2,848,932
Creades AB, Class A	229,828	1,958,981
Dios Fastigheter AB	320,686	2,443,725
Dometic Group AB(d)	1,712,850	10,794,490
Duni AB(b)	26,733	231,450
Dustin Group AB(d)	253,977	856,003
Electrolux AB, Class B(a)	1,190,105	16,856,465
Electrolux Professional AB, Class B	1,607,916	7,492,253
Elekta AB, Class B	2,011,078	14,638,211
Embracer Group AB(a)(b)	3,492,607	16,279,487
Engcon AB(a)(b)	215,563	1,588,235
Epiroc AB, Class A	3,516,673	68,423,045
Epiroc AB, Class B	2,038,159	33,981,157
EQT AB	1,602,789	36,166,558
Essity AB, Class B	3,240,802	84,663,153
Evolution AB(d)	971,755	109,216,569
Fabege AB	1,402,508	13,255,374
Fagerhult AB	462,603	2,158,720
Fastighets AB Balder, Class B(b)	3,419,800	17,619,636
Fortnox AB	2,588,567	13,062,275
GARO AB(a)	171,845	1,693,647
Getinge AB, Class B	1,219,718	27,477,290
Granges AB	646,472	5,407,328
H & M Hennes & Mauritz AB, Class B(a)	3,921,778	48,301,734
Hemnet Group AB	222,228	3,094,056
Hexagon AB, Class B	10,415,456	119,397,595
Hexatronic Group AB	901,721	11,098,791
Hexpol AB	1,523,677	16,460,059
HMS Networks AB	94,632	3,527,912
Holmen AB, Class B	516,437	21,300,738
Hufvudstaden AB, Class A	680,809	10,253,085
Husqvarna AB, Class B(a)	2,282,763	19,421,487
Implantica AG, SDR(b)	77,688	303,469
Industrivarden AB, Class A	683,194	18,098,039
Industrivarden AB, Class C	823,149	21,685,581
Indutrade AB	1,497,853	33,263,152
Instalco AB	1,004,195	3,884,372
Intrum AB(a)	408,293	5,283,957
Investment AB Latour, Class B	779,080	16,437,740
Investor AB, Class A	2,585,024	51,593,426
Investor AB, Class B	9,766,920	189,790,532
INVISIO AB	206,438	3,615,019
Inwido AB	439,358	4,788,219
JM AB	345,531	6,441,440
Kambi Group PLC, Class B(b)	139,354	2,505,993
K-Fast Holding AB(a)(b)	111,017	296,008
Kindred Group PLC	1,264,343	12,741,065
Kinnevik AB, Class B(b)	1,267,883	19,597,850
KNOW IT AB	130,765	2,555,814
L E Lundbergforetagen AB, Class B	407,142	18,853,618
Lifco AB, Class B	1,243,114	22,836,423
Lindab International AB	457,273	6,485,676
Loomis AB	422,115	12,552,608
Medicover AB	340,620	5,817,821
MEKO AB	273,976	3,036,575
Millicom International Cellular SA, SDR(b)	908,858	15,571,774

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
MIPS AB(a)	148,135	$5,669,012
Modern Times Group MTG AB, Class B	464,260	4,110,177
Munters Group AB(d)	477,799	4,581,188
Mycronic AB	434,389	9,285,353
NCC AB, Class B	495,616	4,903,062
Neobo Fastigheter AB(a)(b)	601,998	1,125,407
New Wave Group AB, Class B	227,931	5,128,720
Nibe Industrier AB, Class B	8,043,827	86,907,643
Nobia AB	933,204	1,628,668
Nolato AB, Class B	1,253,926	7,572,681
Nordea Bank Abp	17,762,527	207,650,759
Nordnet AB publ	723,469	11,759,648
Note AB(b)	89,934	1,887,863
NP3 Fastigheter AB(a)	144,416	3,189,046
Nyfosa AB	1,038,445	9,055,128
Orron Energy AB	1,058,622	1,962,552
OX2 AB(b)	267,996	2,068,835
Pandox AB(b)	506,927	6,979,328
Paradox Interactive AB(a)	157,017	2,790,718
Peab AB, Class B	1,060,242	6,616,381
Platzer Fastigheter Holding AB, Class B	324,794	2,849,243
PowerCell Sweden AB(a)(b)	257,029	3,446,285
Ratos AB, Class B	1,254,688	5,060,161
Resurs Holding AB(d)	432,841	1,152,541
Rvrc Holding AB	136,243	463,705
Saab AB, Class B	387,289	15,855,021
Sagax AB, Class B	998,309	24,832,934
Samhallsbyggnadsbolaget i Norden AB(a)	6,019,973	10,997,840
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	483,519	954,596
Sandvik AB	5,692,188	117,644,068
Scandic Hotels Group AB(a)(b)(d)	758,505	2,796,226
Sdiptech AB, Class B(b)	151,564	3,700,564
Sectra AB, NVS	563,612	7,981,706
Securitas AB, Class B	2,584,162	23,654,270
Sinch AB(a)(b)(d)	2,938,929	12,149,448
Skandinaviska Enskilda Banken AB, Class A	8,574,220	103,797,868
Skanska AB, Class B	1,794,191	31,667,646
SKF AB, Class B	2,037,116	36,053,479
SkiStar AB	148,299	1,606,002
SSAB AB, Class A	1,171,694	8,374,838
SSAB AB, Class B	3,474,315	23,676,288
Stillfront Group AB(b)	2,851,352	4,976,506
Storskogen Group AB	7,448,394	6,503,889
Surgical Science Sweden AB(b)	112,817	1,595,680
Svenska Cellulosa AB SCA, Class B	3,234,606	44,916,822
Svenska Handelsbanken AB, Class A	7,780,647	81,136,715
Svolder AB(a)	500,286	3,243,456
Sweco AB, Class B	1,183,707	12,840,624
Swedbank AB, Class A	4,825,246	92,820,433
SwedenCare AB	489,685	1,595,204
Swedish Orphan Biovitrum AB(b)	896,886	20,001,064
Synsam AB(a)	232,743	952,697
Tele2 AB, Class B	2,976,723	25,708,550
Telefonaktiebolaget LM Ericsson, Class B	15,597,220	90,471,057
Telia Co. AB	14,203,228	36,681,831
Thule Group AB(d)	592,069	14,188,222
Trelleborg AB, Class B	1,268,659	31,722,155
Troax Group AB	114,608	2,411,639
Truecaller AB(a)(b)	1,085,266	3,856,548
Vestum AB(a)(b)	631,391	1,111,294

Security	Shares	Value

Sweden (continued)
Viaplay Group AB, Class B(b)	397,913	$9,824,579
Vimian Group AB(b)	876,624	2,422,586
Vitec Software Group AB, Class B	58,384	2,473,025
Vitrolife AB	349,257	7,488,284
Volati AB	63,330	629,812
Volvo AB, Class A	1,050,507	21,822,943
Volvo AB, Class B	8,055,422	159,847,805
Volvo Car AB, Class B(a)(b)	3,155,350	15,743,609
Wallenstam AB, Class B	2,191,287	10,059,449
Wihlborgs Fastigheter AB	1,653,268	13,611,553
XANO Industri AB, Class B(a)	80,972	943,083
Xvivo Perfusion AB(b)	53,298	1,093,918

		3,508,091,584

Switzerland — 9.4%
ABB Ltd., Registered	8,331,756	290,075,514
Accelleron Industries AG, NVS(b)	431,785	10,198,430
Adecco Group AG, Registered	825,297	30,652,110
Alcon Inc.	2,653,998	200,266,715
Allreal Holding AG, Registered	73,404	12,581,140
ALSO Holding AG, Registered	32,494	6,618,848
Arbonia AG	348,923	4,890,951
Aryzta AG(b)	5,304,609	7,222,902
Autoneum Holding AG(a)	21,712	2,897,336
Bachem Holding AG, Class A(a)	176,138	15,576,559
Baloise Holding AG, Registered	238,904	39,293,227
Banque Cantonale Vaudoise, Registered	160,127	15,221,202
Barry Callebaut AG, Registered	18,955	39,603,298
Basilea Pharmaceutica AG, Registered(a)(b)	85,955	4,642,835
Belimo Holding AG, Registered	51,252	27,032,584
BKW AG	128,957	18,544,309
Bossard Holding AG, Class A, Registered	39,353	10,027,682
Bucher Industries AG, Registered	42,229	19,242,339
Burckhardt Compression Holding AG	21,238	13,149,401
Burkhalter Holding AG	31,938	2,967,759
Bystronic AG, Registered(a)	7,867	5,911,574
Cembra Money Bank AG	161,532	14,341,868
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	5,684	62,425,770
Chocoladefabriken Lindt & Spruengli AG, Registered	537	60,444,364
Cie. Financiere Richemont SA, Class A, Registered	2,776,035	427,945,799
Clariant AG, Registered	1,124,248	19,279,079
Coca-Cola HBC AG, Class DI	1,055,355	25,646,571
Coltene Holding AG, Registered	13,861	1,143,097
Comet Holding AG, Registered	46,559	10,762,605
COSMO Pharmaceuticals NV	55,244	4,012,808
Credit Suisse Group AG, Registered	19,084,026	65,742,208
Daetwyler Holding AG, Bearer	47,126	9,994,783
DKSH Holding AG	194,736	16,590,555
dormakaba Holding AG	17,503	7,312,344
Dottikon Es Holding AG(a)(b)	14,492	4,292,843
Dufry AG, Registered(a)(b)	376,418	17,280,439
EFG International AG	636,471	5,948,814
Emmi AG, Registered	12,921	12,037,817
EMS-Chemie Holding AG, Registered	36,971	27,561,147
Flughafen Zurich AG, Registered(b)	102,682	18,708,021
Forbo Holding AG, Registered	5,644	7,425,972
Galenica AG(d)	281,424	22,009,486
Geberit AG, Registered	191,449	108,931,098
Georg Fischer Ltd.	426,322	29,393,856
Givaudan SA, Registered	49,197	159,507,985

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Gurit Holding AG(a)	6,841	$762,187
Helvetia Holding AG, Registered	193,043	24,149,359
Holcim AG	2,943,011	175,947,050
Huber + Suhner AG, Registered	110,754	10,621,673
Idorsia Ltd.(a)(b)	606,963	10,209,554
Implenia AG, Registered(b)	101,413	4,260,009
Inficon Holding AG, Registered	8,746	9,157,092
Interroll Holding AG, Registered	3,120	9,718,434
Intershop Holding AG	9,215	6,181,213
Julius Baer Group Ltd.	1,137,243	72,947,673
Kardex Holding AG, Registered	29,938	5,834,819
Komax Holding AG, Registered	27,291	8,979,126
Kuehne + Nagel International AG, Registered	288,762	68,857,194
Landis+Gyr Group AG(a)	139,732	10,294,294
LEM Holding SA, Registered	1,999	4,421,600
Leonteq AG	27,939	1,552,467
Logitech International SA, Registered	924,050	54,072,414
Lonza Group AG, Registered	395,966	225,875,376
Medacta Group SA(a)(d)	29,034	3,094,071
Medartis Holding AG(b)(d)	2,445	205,143
Medmix AG(d)	125,569	2,445,859
Meyer Burger Technology AG(b)	16,597,975	11,815,093
Mobilezone Holding AG, Registered	463,029	8,407,692
Mobimo Holding AG, Registered	47,227	12,144,038
Montana Aerospace AG(b)(d)	50,277	920,170
Nestle SA, Registered	14,629,471	1,784,927,790
Novartis AG, Registered	11,492,157	1,038,994,830
OC Oerlikon Corp. AG, Registered	1,174,474	8,063,643
Orior AG	33,925	2,808,466
Partners Group Holding AG	121,048	113,578,911
Peach Property Group AG(a)	52,949	1,146,080
PolyPeptide Group AG(d)	66,535	1,933,073
PSP Swiss Property AG, Registered	239,629	29,873,039
Rieter Holding AG, Registered	23,534	2,731,214
Roche Holding AG, Bearer	138,405	50,661,878
Roche Holding AG, NVS	3,742,965	1,168,442,774
Schindler Holding AG, Participation Certificates, NVS	213,166	45,433,627
Schindler Holding AG, Registered	127,226	25,736,409
Schweiter Technologies AG, Bearer	6,350	5,604,924
Sensirion Holding AG(b)(d)	38,954	4,635,507
SFS Group AG	117,155	13,479,201
SGS SA, Registered	33,938	82,762,362
Siegfried Holding AG, Registered	24,289	17,843,382
Siemens Energy AG(b)	2,292,373	47,930,786
SIG Group AG	1,630,967	40,425,084
Sika AG, Registered	776,358	220,599,682
SKAN Group AG	47,568	3,538,373
Softwareone Holding AG	480,223	7,753,863
Sonova Holding AG, Registered	284,967	71,262,167
St. Galler Kantonalbank AG, Class A, Registered	15,901	8,713,502
Stadler Rail AG(a)	264,538	10,118,419
STMicroelectronics NV	3,638,152	171,314,426
Straumann Holding AG	594,169	77,798,700
Sulzer AG, Registered(a)	124,167	10,573,278
Swatch Group AG (The), Bearer	152,599	55,251,295
Swatch Group AG (The), Registered	283,960	18,658,344
Swiss Life Holding AG, Registered	162,046	95,906,547
Swiss Prime Site AG, Registered	402,306	35,848,778
Swiss Re AG	1,596,440	167,164,669
Swiss Steel Holding AG, Registered(b)	611,337	128,211

Security	Shares	Value

Switzerland (continued)
Swisscom AG, Registered	137,368	$81,164,646
Swissquote Group Holding SA, Registered	71,468	12,907,574
Tecan Group AG, Registered	69,668	29,237,837
Temenos AG, Registered	338,399	24,155,130
Trifork Holding AG(a)	25,695	584,293
TX Group AG	4,858	761,646
u-blox Holding AG	49,309	5,897,901
UBS Group AG, Registered	17,775,573	379,426,256
Valiant Holding AG, Registered	103,199	11,791,813
VAT Group AG(d)	146,064	45,470,265
Vetropack Holding AG, Registered	37,752	1,741,611
Vontobel Holding AG, Registered	180,412	12,777,303
Ypsomed Holding AG, Registered	30,602	6,280,033
Zehnder Group AG, Registered	88,400	6,579,473
Zur Rose Group AG(a)(b)	51,191	1,931,379
Zurich Insurance Group AG	800,076	395,660,375

		9,116,240,413

United Kingdom — 15.0%
3i Group PLC	5,238,811	102,207,783
888 Holdings PLC(b)	2,055,630	1,835,908
abrdn PLC	11,458,091	30,178,708
Admiral Group PLC	949,586	25,814,795
Advanced Medical Solutions Group PLC	1,939,109	6,072,199
AG Barr PLC	621,918	4,206,168
Airtel Africa PLC(d)	4,841,534	6,989,532
AJ Bell PLC	1,489,547	6,181,280
Alliance Pharma PLC(a)	1,460,539	1,134,394
Alpha Financial Markets Consulting PLC	602,763	3,455,490
Alpha FX Group PLC	150,236	3,445,062
Alphawave IP Group PLC(b)	895,311	1,055,096
Anglo American PLC	6,762,522	291,670,119
Antofagasta PLC	2,060,334	44,269,460
AO World PLC(a)(b)	2,094,806	1,624,443
Ascential PLC(b)	2,283,448	7,567,117
Ashmore Group PLC	2,342,824	7,716,688
Ashtead Group PLC	2,346,186	154,540,390
ASOS PLC(a)(b)	375,724	4,065,039
Associated British Foods PLC	1,941,508	44,567,715
Assura PLC	15,596,665	10,719,800
Aston Martin Lagonda Global Holdings PLC(a)(b)(d)	2,130,463	4,353,540
AstraZeneca PLC	8,240,359	1,079,589,667
Atalaya Mining PLC	576,372	2,479,924
Auction Technology Group PLC(b)	446,559	3,875,802
Auto Trader Group PLC(d)	5,016,831	38,922,995
Aviva PLC	14,646,242	82,602,574
Avon Protection PLC	163,915	2,041,034
B&M European Value Retail SA	5,100,356	28,206,563
Babcock International Group PLC(b)	1,402,673	5,299,386
BAE Systems PLC	16,554,142	175,242,788
Balanced Commercial Property Trust Ltd.	3,226,797	3,158,655
Balfour Beatty PLC	3,440,113	15,539,543
Bank of Georgia Group PLC	203,323	6,692,800
Barclays PLC	85,467,844	196,472,706
Barratt Developments PLC	5,557,000	31,584,465
Beazley PLC	3,259,751	26,825,787
Bellway PLC	661,785	17,309,397
Berkeley Group Holdings PLC	584,458	29,928,719
Big Yellow Group PLC	920,188	13,724,784
Bodycote PLC	1,054,422	8,462,633
boohoo Group PLC(b)	5,493,383	2,999,587

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Borr Drilling Ltd.(a)(b)	722,029	$4,334,761
BP PLC	99,962,344	603,797,309
Breedon Group PLC	7,765,665	6,578,559
Bridgepoint Group PLC(d)	595,164	1,766,297
British American Tobacco PLC	11,355,098	435,284,016
British Land Co. PLC (The)	4,767,175	26,090,137
Britvic PLC	1,391,113	13,325,806
BT Group PLC	37,033,000	57,056,494
Bunzl PLC	1,776,045	65,200,739
Burberry Group PLC	2,071,518	63,100,320
Burford Capital Ltd.	1,105,597	9,936,523
Bytes Technology Group PLC	991,962	4,732,777
Capita PLC(b)	9,209,604	3,176,865
Capital & Counties Properties PLC	4,040,005	5,727,826
Capricorn Energy PLC(b)	3,015,448	9,026,317
Carnival PLC(a)(b)	791,173	7,559,048
Centamin PLC	7,163,636	9,820,375
Central Asia Metals PLC	223,196	777,415
Centrica PLC	31,288,222	38,978,925
Ceres Power Holdings PLC(a)(b)	669,642	3,941,891
Chemring Group PLC	1,448,496	5,035,893
Civitas Social Housing PLC	3,186,142	2,243,524
Clarkson PLC	74,900	2,839,468
Close Brothers Group PLC	759,963	9,078,755
CLS Holdings PLC(a)	945,017	1,735,945
CMC Markets PLC(d)	516,016	1,539,532
CNH Industrial NV	5,396,613	95,473,383
Coats Group PLC	8,905,358	8,007,663
Coca-Cola Europacific Partners PLC	1,091,088	61,340,967
Compass Group PLC	9,383,099	224,143,497
Computacenter PLC	473,555	13,014,450
ConvaTec Group PLC(d)	8,728,608	25,317,041
Craneware PLC	76,831	1,373,455
Cranswick PLC	290,849	11,409,794
Crest Nicholson Holdings PLC	1,770,776	5,328,417
Croda International PLC	744,427	63,452,526
Currys PLC	5,408,507	4,344,881
Custodian REIT PLC	2,195,012	2,467,981
CVS Group PLC	446,314	11,098,145
Darktrace PLC(b)	1,704,422	4,427,479
DCC PLC	524,785	29,890,653
Dechra Pharmaceuticals PLC	609,443	21,614,593
Deliveroo PLC(b)(d)	4,708,478	5,396,184
Derwent London PLC	540,433	17,239,663
Diageo PLC	12,120,373	529,976,287
Diploma PLC	674,692	22,823,074
Direct Line Insurance Group PLC	6,846,479	15,011,890
DiscoverIE Group PLC	504,888	5,358,190
Diversified Energy Co. PLC	4,797,958	6,562,983
Domino’s Pizza Group PLC	2,348,108	9,089,872
Dr. Martens PLC	3,259,397	6,246,816
Draper Esprit PLC(b)	740,258	3,274,871
Drax Group PLC	2,342,000	18,704,326
DS Smith PLC	7,409,916	32,439,929
Dunelm Group PLC	573,100	8,231,262
easyJet PLC(b)	1,643,160	10,009,448
Elementis PLC(b)	3,563,960	5,509,050
EMIS Group PLC	313,177	7,250,960
Empiric Student Property PLC	1,475,657	1,590,036
Energean PLC	650,637	9,344,902

Security	Shares	Value

United Kingdom (continued)
EnQuest PLC(b)	7,924,141	$2,142,441
Entain PLC	3,122,361	57,578,466
Ergomed PLC(b)	226,750	3,359,098
Essentra PLC	1,682,849	4,497,250
Experian PLC	4,897,547	179,100,712
FD Technologies PLC(b)	95,463	1,612,374
Ferrexpo PLC	1,645,363	3,219,047
Fevertree Drinks PLC(a)	556,167	7,498,802
Firstgroup PLC	3,869,392	5,171,090
Forterra PLC(d)	773,388	2,035,661
Frasers Group PLC(b)	1,127,008	10,900,809
Frontier Developments PLC(a)(b)	86,387	515,471
Future PLC	636,619	11,854,337
Games Workshop Group PLC	184,195	21,365,343
Gamma Communications PLC	423,678	6,180,756
GB Group PLC	1,292,593	5,636,798
Genel Energy PLC	792,209	1,250,925
Genuit Group PLC	1,325,320	5,342,919
Genus PLC	371,117	13,310,821
Glencore PLC	51,791,002	346,838,216
Grafton Group PLC	1,213,501	13,774,385
Grainger PLC	4,112,986	13,163,519
Great Portland Estates PLC	1,313,370	9,221,273
Greatland Gold PLC(b)	23,697,143	2,232,027
Greggs PLC	583,800	19,494,220
GSK PLC	21,628,836	379,910,827
Gulf Keystone Petroleum Ltd.	1,106,041	2,829,433
Haleon PLC(b)	26,973,878	108,094,575
Halfords Group PLC	1,387,024	3,508,903
Halma PLC	2,037,912	54,257,421
Hammerson PLC(a)	19,688,160	6,514,749
Harbour Energy PLC	2,325,927	8,996,236
Hargreaves Lansdown PLC	1,925,018	21,192,948
Hays PLC	8,448,796	12,890,739
Helical PLC	715,355	3,174,930
Hikma Pharmaceuticals PLC	872,922	18,465,879
Hill & Smith PLC	436,862	6,786,172
Hiscox Ltd.	1,865,287	25,961,349
Hochschild Mining PLC	1,526,961	1,290,000
Home REIT PLC(c)	4,179,974	1,960,823
Howden Joinery Group PLC	2,983,624	25,458,602
HSBC Holdings PLC	106,109,612	781,852,319
Hunting PLC	1,002,813	4,308,567
Ibstock PLC(d)	2,511,482	5,220,327
IG Group Holdings PLC	2,162,189	21,259,236
IMI PLC	1,386,152	24,819,173
Impact Healthcare REIT PLC	1,702,667	2,183,097
Impax Asset Management Group PLC	327,951	3,153,115
Imperial Brands PLC	4,827,225	121,096,837
Inchcape PLC	2,078,195	23,431,068
Indivior PLC, NVS(b)	736,409	17,682,204
Informa PLC	7,653,427	63,299,561
IntegraFin Holdings PLC	1,648,940	6,358,895
InterContinental Hotels Group PLC	1,004,480	69,734,570
Intermediate Capital Group PLC	1,564,946	26,928,680
International Distributions Services PLC	3,997,485	11,314,868
Intertek Group PLC	876,459	47,107,067
Investec PLC	3,644,047	23,253,499
IP Group PLC	5,287,383	3,976,314
ITM Power PLC(a)(b)	2,313,966	2,900,174

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
ITV PLC(a)	19,098,874	$19,126,211
IWG PLC(b)	4,056,576	9,306,481
J D Wetherspoon PLC(b)	530,399	2,984,647
J Sainsbury PLC	9,094,947	29,495,638
JD Sports Fashion PLC	13,956,972	28,131,938
JET2 PLC	834,386	12,578,008
John Wood Group PLC(b)	3,645,284	6,390,528
Johnson Matthey PLC	962,838	26,894,727
Johnson Service Group PLC	2,316,732	3,216,061
JTC PLC(d)	348,043	3,085,119
Judges Scientific PLC	4,658	481,231
Jupiter Fund Management PLC	2,503,701	4,321,361
Just Group PLC	5,759,880	5,826,424
Kainos Group PLC	440,236	7,994,630
Kape Technologies PLC(b)	745,043	2,296,315
Keller Group PLC	465,414	4,641,924
Keywords Studios PLC	396,069	13,911,287
Kier Group PLC(b)	1,612,269	1,361,564
Kingfisher PLC(a)	10,145,218	35,000,163
Lancashire Holdings Ltd.	1,276,951	9,856,935
Land Securities Group PLC	3,768,266	33,013,048
Learning Technologies Group PLC	3,112,503	5,379,821
Legal & General Group PLC	31,576,945	99,370,701
Liontrust Asset Management PLC	307,995	4,412,906
Lloyds Banking Group PLC	360,959,648	234,910,869
London Stock Exchange Group PLC	1,752,094	160,395,226
LondonMetric Property PLC	4,922,620	11,470,017
LXI REIT PLC	7,843,040	10,917,013
M&G PLC	13,063,293	32,623,212
Man Group PLC/Jersey	7,058,996	21,716,676
Marks & Spencer Group PLC(b)	10,243,613	18,477,574
Marlowe PLC(a)(b)	427,721	2,647,124
Marshalls PLC	1,356,036	5,680,737
Mediclinic International PLC	2,031,082	12,426,945
Melrose Industries PLC	21,443,667	37,808,769
Mitchells & Butlers PLC(b)	1,312,062	2,665,997
Mitie Group PLC	6,845,204	6,582,503
Mondi PLC	2,628,113	49,560,541
Moneysupermarket.com Group PLC	2,848,240	8,385,346
Moonpig Group PLC(b)	1,217,882	1,806,601
Morgan Advanced Materials PLC	1,941,214	7,533,948
Morgan Sindall Group PLC	187,526	3,796,162
National Express Group PLC(b)	2,857,343	4,706,789
National Grid PLC	19,413,850	246,806,217
NatWest Group PLC, NVS	27,906,738	106,465,783
NCC Group PLC	1,241,683	2,874,858
Network International Holdings PLC(b)(d)	2,684,016	8,729,110
Next Fifteen Communications Group PLC	432,861	5,347,198
Next PLC	687,349	56,276,121
Ninety One PLC	2,233,776	5,455,495
NMC Health PLC, NVS(c)	475,795	6
Ocado Group PLC(b)	3,068,550	24,555,728
OSB Group PLC	2,269,043	15,297,629
Oxford Biomedica PLC(a)(b)	351,440	1,845,741
Oxford Nanopore Technologies PLC(b)	1,763,508	5,152,186
Pagegroup PLC	1,829,882	10,301,538
Pan African Resources PLC	8,909,631	1,850,119
Pantheon Resources PLC(a)(b)	3,656,679	2,261,321
Paragon Banking Group PLC	1,587,173	11,760,040
Pearson PLC	3,424,299	39,051,317

Security	Shares	Value

United Kingdom (continued)
Penno Group PLC	1,352,772	$15,356,685
Persimmon PLC	1,715,492	29,961,580
Petrofac Ltd.(a)(b)	2,347,835	2,408,247
Pets at Home Group PLC	2,755,149	11,985,509
Phoenix Group Holdings PLC	4,107,447	32,555,121
Picton Property Income Ltd. (The)	1,135,218	1,077,656
Playtech PLC(b)	1,282,857	8,935,868
Plus500 Ltd.	551,207	12,632,933
Polar Capital Holdings PLC	353,718	2,258,900
Premier Foods PLC	2,956,978	4,054,838
Primary Health Properties PLC	6,974,730	9,663,375
Provident Financial PLC	1,276,986	3,683,936
PRS REIT PLC (The)	2,759,460	3,095,819
Prudential PLC	14,593,085	242,464,857
PZ Cussons PLC	1,754,447	4,702,012
QinetiQ Group PLC	3,231,453	14,494,965
Quilter PLC(d)	7,573,557	8,989,718
Rank Group PLC(b)	1,062,738	1,185,727
Rathbones Group PLC	300,611	7,745,710
Reach PLC	1,502,207	1,686,242
Reckitt Benckiser Group PLC	3,803,092	271,011,756
Redde Northgate PLC	1,530,735	8,190,300
Redrow PLC	1,592,558	10,215,065
Regional REIT Ltd.(d)	244,933	179,368
RELX PLC	10,180,724	302,458,132
Renewi PLC(b)	293,999	2,382,055
Renishaw PLC	206,443	10,076,113
Rentokil Initial PLC	13,539,813	82,097,676
Restore PLC	99,682	364,740
RHI Magnesita NV	140,164	4,661,905
Rightmove PLC	4,582,783	33,297,985
Rio Tinto PLC	5,927,294	464,114,386
Rolls-Royce Holdings PLC(b)	44,590,594	58,339,355
Rotork PLC	4,546,801	17,910,902
RS GROUP PLC	2,481,786	28,852,862
RWS Holdings PLC	1,650,149	7,661,495
S4 Capital PLC(b)	1,495,285	4,039,280
Safestore Holdings PLC	1,326,345	16,515,239
Sage Group PLC (The)	5,542,091	53,246,576
Savills PLC	901,187	10,841,794
Schroders PLC	3,963,872	23,441,494
Segro PLC	6,514,135	67,053,832
Senior PLC	2,637,874	4,962,707
Serco Group PLC	6,599,342	11,870,418
Serica Energy PLC	1,073,508	3,359,260
Severn Trent PLC	1,346,869	46,872,231
Shaftesbury PLC(a)	1,275,162	6,210,513
Shell PLC	38,616,165	1,133,684,032
SIG PLC(b)	3,591,943	1,551,676
Sirius Real Estate Ltd.	5,824,929	6,068,166
Smart Metering Systems PLC	666,842	7,152,408
Smith & Nephew PLC	4,600,901	63,539,977
Smiths Group PLC	1,881,870	40,172,296
Softcat PLC	794,547	11,889,523
SolGold PLC(a)(b)	4,510,161	900,949
Spectris PLC	557,767	22,112,655
Spirax-Sarco Engineering PLC	386,057	55,145,131
Spire Healthcare Group PLC(b)(d)	1,017,612	3,048,587
Spirent Communications PLC	3,492,172	9,464,106
SSE PLC	5,712,531	121,932,090

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
SSP Group PLC(b)	4,258,362	$13,633,406
St. James’s Place PLC	2,835,201	42,992,229
Standard Chartered PLC	13,188,557	110,778,780
SThree PLC	670,223	3,503,445
Supermarket Income REIT PLC	6,481,817	7,700,461
Synthomer PLC	1,983,865	3,830,200
Target Healthcare REIT PLC	3,278,019	3,273,456
Tate & Lyle PLC	2,174,812	20,251,980
Taylor Wimpey PLC	18,634,412	27,037,057
TBC Bank Group PLC	212,781	6,243,382
Team17 Group PLC(b)	559,148	3,239,923
Telecom Plus PLC	436,153	10,742,198
Tesco PLC	39,359,366	119,628,057
THG PLC(a)(b)	4,026,866	2,890,299
TI Fluid Systems PLC(d)	1,134,822	1,664,887
TORM PLC, Class A	190,319	4,819,932
TP ICAP Group PLC	4,452,855	9,694,810
Trainline PLC(b)(d)	2,529,940	8,851,822
Travis Perkins PLC	1,099,092	13,787,854
Tritax Big Box REIT PLC	10,074,515	19,411,236
Trustpilot Group PLC(b)(d)	1,188,762	1,504,757
Tullow Oil PLC(a)(b)	6,062,185	2,699,605
Tyman PLC	613,884	1,967,749
UK Commercial Property REIT Ltd.	1,576,022	1,126,535
Unilever PLC	13,539,957	689,171,023
UNITE Group PLC (The)	1,803,827	22,221,576
United Utilities Group PLC	3,716,386	48,629,154
Urban Logistics REIT PLC	2,477,011	4,382,177
Vesuvius PLC	1,236,365	6,234,191
Victoria PLC(a)(b)	484,571	2,712,210
Victrex PLC	461,812	10,510,161
Virgin Money UK PLC	7,023,458	16,805,051
Vistry Group PLC	1,845,617	16,940,115
Vodafone Group PLC	140,149,088	161,705,808
Volex PLC(a)	624,353	1,962,820
Volution Group PLC	600,083	2,798,482
Warehouse REIT PLC	1,352,355	1,763,951
Watches of Switzerland Group PLC(b)(d)	1,328,847	15,599,538
Weir Group PLC (The)	1,388,244	30,602,462
WH Smith PLC	729,602	14,407,855
Whitbread PLC	1,088,737	41,004,243
Wickes Group PLC	1,232,230	2,310,633
Wincanton PLC	650,838	2,375,061
Workspace Group PLC	749,101	4,663,820
WPP PLC	5,786,807	67,611,517
Yellow Cake PLC(b)(d)	930,822	4,795,785
YouGov PLC	549,163	6,597,636
Young & Co’s Brewery PLC, Series A	115,233	1,466,110

		14,524,144,933

Total Common Stocks — 99.0% (Cost: $88,911,827,893)		95,636,410,203

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	298,180	28,249,226
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(b)	603,709	71,780,232

Security	Shares	Value

Germany (continued)
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	59,530	$2,665,062
Einhell Germany AG, Preference Shares, NVS	1,029	173,383
Fuchs Petrolub SE, Preference Shares, NVS	368,479	14,700,241
Henkel AG & Co. KGaA, Preference Shares, NVS	959,725	68,428,655
Jungheinrich AG, Preference Shares, NVS	283,811	11,287,116
Porsche Automobil Holding SE, Preference Shares, NVS	813,816	48,663,490
Sartorius AG, Preference Shares, NVS	129,196	57,933,045
Schaeffler AG, Preference Shares, NVS(a)	491,489	3,527,661
Sixt SE, Preference Shares, NVS	80,094	6,103,617
STO SE & Co. KGaA, Preference Shares, NVS	9,178	1,541,744
Volkswagen AG, Preference Shares, NVS	984,808	136,583,678

		451,637,150

Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	154,281	2,876,930

Total Preferred Stocks — 0.5% (Cost: $485,304,952)		454,514,080

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/17/23)(b)	1,166,148	591,672
Sacyr SA(b)(c)	2,817,034	190,490

		782,162

Total Rights — 0.0% (Cost: $776,466)		782,162

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD10.00)(b)	53,565	—

Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(a)(b)	127,842	2

Spain — 0.0%
Abengoa SA (Issued 03/31/17, Exercisable 06/30/17, 1 Share for 1 Warrant, Expires 03/31/25, Strike Price EUR 0.001)(a)(b)(c)	1,476,448	9,631

Total Warrants — 0.0% (Cost: $—)		9,633

Total Long-Term Investments — 99.5% (Cost: $89,397,909,311)		96,091,716,078

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(f)(g)(h)	990,210,672	990,804,798

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(f)(g)	6,950,000	$6,950,000

Total Short-Term Securities — 1.1% (Cost: $997,044,840)		997,754,798

Total Investments — 100.6% (Cost: $90,394,954,151)		97,089,470,876

Liabilities in Excess of Other Assets — (0.6)%		(546,876,033)

Net Assets — 100.0%		$96,542,594,843

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$823,172,643	$166,936,738	(a)	$—	$57,660	$637,757	$990,804,798	990,210,672	$10,582,396	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,530,000	420,000	(a)	—	—	—	6,950,000	6,950,000	370,130		13

					$57,660	$637,757	$997,754,798		$10,952,526		$13

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	742	03/09/23	$113,204	$3,326,835
SPI 200 Index	414	03/16/23	54,576	2,642,114
Euro STOXX 50 Index	3,731	03/17/23	169,974	10,976,818
FTSE 100 Index	967	03/17/23	92,744	3,409,312

				$20,355,079

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$20,355,079	$—	$—	$—	$20,355,079

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$36,150,309	$—	$—	$—	$36,150,309

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$2,048,722	$—	$—	$—	$2,048,722

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$478,547,812

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$1,832,070	$8,157,427,198	$6,722,167	$8,165,981,435
Austria	148,953	320,233,056	—	320,382,009
Belgium	4,492,319	1,020,935,363	—	1,025,427,682
Denmark	6,787,042	2,587,259,978	—	2,594,047,020
Finland	11,600,037	999,468,728	—	1,011,068,765
France	16,338,589	10,322,422,319	2,388,110	10,341,149,018
Germany	18,877,398	7,062,594,982	—	7,081,472,380
Hong Kong	39,984,238	2,639,265,568	18	2,679,249,824
Ireland	10,117,824	612,443,417	—	622,561,241
Israel	248,585,550	686,471,974	—	935,057,524
Italy	1,952,605	2,334,511,503	—	2,336,464,108
Japan	10,937,548	21,977,018,816	—	21,987,956,364
Netherlands	65,385,005	4,007,243,261	—	4,072,628,266
New Zealand	—	333,069,495	—	333,069,495
Norway	13,165,765	878,853,107	—	892,018,872
Portugal	448,474	187,770,444	—	188,218,918
Singapore	156,015,390	1,378,438,071	—	1,534,453,461
Spain	4,638,519	2,362,088,372	—	2,366,726,891

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Sweden	$20,067,050	$3,488,024,534	$—	$3,508,091,584
Switzerland	14,590,569	9,101,649,844	—	9,116,240,413
United Kingdom	661,304,047	13,860,880,057	1,960,829	14,524,144,933
Preferred Stocks	—	454,514,080	—	454,514,080
Rights	591,672	—	190,490	782,162
Warrants	—	2	9,631	9,633
Short-Term Securities
Money Market Funds	997,754,798	—	—	997,754,798

	$2,305,615,462	$94,772,584,169	$11,271,245	$97,089,470,876

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$20,355,079	$—	$20,355,079

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.5%
ams-OSRAM AG(a)	109,971	$1,027,355
ANDRITZ AG(b)	26,520	1,585,936
AT&S Austria Technologie & Systemtechnik AG(b)	12,276	421,210
BAWAG Group AG(c)	31,447	1,947,979
CA Immobilien Anlagen AG	15,343	478,522
Erste Group Bank AG	120,212	4,561,340
IMMOFINANZ AG(a)(b)	16,677	224,681
Kontron AG(b)	16,620	337,732
Lenzing AG(b)	6,510	461,047
Oesterreichische Post AG(b)	15,349	546,617
OMV AG	56,566	2,833,404
Raiffeisen Bank International AG(a)	54,711	984,369
Schoeller-Bleckmann Oilfield Equipment AG	9,710	712,263
UNIQA Insurance Group AG	91,418	768,771
Verbund AG	24,629	2,096,990
voestalpine AG	51,451	1,709,541
Wienerberger AG	45,252	1,360,773

		22,058,530

Belgium — 1.7%
Ackermans & van Haaren NV	9,371	1,621,695
Aedifica SA	15,041	1,319,878
Ageas SA/NV	57,180	2,791,640
AGFA-Gevaert NV(a)	81,568	255,673
Anheuser-Busch InBev SA/NV	311,577	18,807,328
Argenx SE(a)	20,568	7,834,072
Barco NV	30,320	767,512
Bekaert SA	15,033	634,166
bpost SA	39,598	214,680
Cofinimmo SA	12,844	1,168,279
D’ieteren Group	9,495	1,814,640
Econocom Group SA/NV	75,955	235,337
Elia Group SA/NV	12,943	1,817,434
Etablissements Franz Colruyt NV(b)	19,451	514,357
Euronav NV	74,233	1,168,944
Fagron	29,366	434,198
Galapagos NV(a)	20,966	927,921
Groupe Bruxelles Lambert NV(b)	35,832	3,065,256
Intervest Offices & Warehouses NV	7,573	165,483
KBC Ancora	16,662	818,066
KBC Group NV	90,118	6,674,794
Kinepolis Group NV(a)(b)	6,376	269,901
Melexis NV	9,674	1,030,517
Montea NV	4,466	358,418
Ontex Group NV(a)(b)	28,985	225,270
Proximus SADP	54,966	563,243
Sofina SA(b)	5,531	1,314,012
Solvay SA	25,348	2,953,840
Telenet Group Holding NV	16,612	286,343
UCB SA	45,258	3,715,890
Umicore SA	77,723	2,938,278
VGP NV	5,220	521,588
Warehouses De Pauw CVA	55,677	1,765,623

		68,994,276

Denmark — 4.3%
ALK-Abello A/S(a)	59,026	881,731
Alm Brand A/S	304,156	564,455
Ambu A/S, Class B(a)(b)	61,793	853,564
AP Moller - Maersk A/S, Class A	1,170	2,493,211

Security	Shares	Value

Denmark (continued)
AP Moller - Maersk A/S, Class B, NVS	1,797	$3,908,999
Bavarian Nordic A/S(a)	26,277	841,480
Carlsberg A/S, Class B	34,830	4,944,523
Chemometec A/S(a)	7,668	671,793
Chr Hansen Holding A/S	36,924	2,726,280
Coloplast A/S, Class B	41,446	5,003,959
D/S Norden A/S	11,215	604,549
Danske Bank A/S	244,581	5,095,495
Demant A/S(a)	36,424	1,031,043
Dfds A/S	15,063	567,805
DSV A/S	68,462	11,325,671
FLSmidth & Co. A/S(b)	18,845	809,695
Genmab A/S(a)	23,888	9,361,623
GN Store Nord A/S	52,899	1,304,294
H Lundbeck A/S	129,972	482,953
H Lundbeck A/S, Class A(a)	32,478	111,825
ISS A/S(a)	61,482	1,344,224
Jyske Bank A/S, Registered(a)	22,159	1,598,181
Netcompany Group A/S(a)(c)	17,317	689,164
NKT A/S(a)	18,004	1,123,483
Novo Nordisk A/S, Class B	598,425	82,815,896
Novozymes A/S, Class B	71,889	3,740,855
Orsted A/S(c)	66,423	5,915,100
Pandora A/S	32,482	2,704,806
Per Aarsleff Holding A/S	12,147	504,150
Ringkjoebing Landbobank A/S	10,878	1,582,995
Rockwool A/S, Class B	3,155	904,577
Royal Unibrew A/S	18,491	1,298,475
Scandinavian Tobacco Group A/S, Class A(c)	21,132	367,279
Schouw & Co. A/S	4,553	352,780
SimCorp A/S	16,186	1,133,504
Spar Nord Bank A/S	30,880	491,883
Sydbank A/S	26,598	1,212,823
Topdanmark A/S	16,905	912,493
Tryg A/S	125,349	2,876,521
Vestas Wind Systems A/S	359,638	10,523,581
Zealand Pharma A/S(a)	22,166	692,269

		176,369,987

Finland — 1.7%
Cargotec OYJ, Class B	16,172	823,361
Caverion OYJ	55,909	515,427
Elisa OYJ	50,893	2,899,533
Fortum OYJ	164,693	2,475,705
Huhtamaki OYJ	39,243	1,467,800
Kemira OYJ	57,498	932,868
Kesko OYJ, Class B	98,382	2,291,659
Kojamo OYJ	61,358	942,129
Kone OYJ, Class B	119,118	6,496,229
Konecranes OYJ	26,925	876,180
Metsa Board OYJ, Class B	83,278	743,385
Metso Outotec OYJ	245,094	2,816,835
Neste OYJ	154,687	7,394,391
Nokia OYJ	1,930,692	9,154,407
Nokian Renkaat OYJ	49,297	590,506
Orion OYJ, Class B	39,344	2,107,840
Outokumpu OYJ	140,910	806,930
QT Group OYJ(a)(b)	7,177	420,885
Revenio Group OYJ	12,652	517,222
Sampo OYJ, Class A	171,533	9,005,392
Sanoma OYJ	35,113	373,505

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Stora Enso OYJ, Class R	195,396	$2,793,258
TietoEVRY OYJ	31,999	974,499
Tokmanni Group OYJ	31,620	407,696
UPM-Kymmene OYJ	189,200	6,857,784
Uponor OYJ	31,423	559,628
Valmet OYJ	62,573	1,964,969
Wartsila OYJ Abp	164,946	1,568,802

		68,778,825

France — 17.0%
Accor SA(a)	62,602	2,031,934
Aeroports de Paris(a)	11,546	1,791,218
Air France-KLM(a)(b)	471,991	797,901
Air Liquide SA	187,810	29,904,266
Airbus SE	215,556	27,023,359
ALD SA(b)(c)	58,581	736,465
Alstom SA	111,660	3,320,229
Alten SA	11,550	1,774,727
Amundi SA(c)	21,703	1,420,895
APERAM SA	19,060	752,172
ArcelorMittal SA	189,100	5,866,435
Arkema SA	22,504	2,277,129
Atos SE(a)(b)	34,831	459,473
AXA SA	670,610	20,922,376
BioMerieux	15,455	1,575,574
BNP Paribas SA	398,955	27,400,980
Bollore SE	347,034	1,941,785
Bouygues SA	81,061	2,670,468
Bureau Veritas SA	103,895	2,970,510
Capgemini SE	58,919	11,181,976
Carrefour SA	222,514	4,232,431
CGG SA(a)(b)	410,463	345,676
Cie. de Saint-Gobain	176,616	10,143,263
Cie. Generale des Etablissements Michelin SCA	241,504	7,636,310
Cie. Plastic Omnium SA	25,921	453,654
Coface SA(a)	57,796	808,155
Covivio	19,714	1,353,255
Credit Agricole SA	431,378	5,194,324
Danone SA	231,300	12,684,319
Dassault Aviation SA	9,882	1,687,483
Dassault Systemes SE	238,679	8,876,685
Edenred	89,546	4,877,523
Eiffage SA	30,914	3,301,942
Electricite de France SA	206,883	2,717,419
Elis SA	76,503	1,343,646
Engie SA	656,167	9,317,482
Esker SA	3,198	533,963
EssilorLuxottica SA	106,571	19,553,576
Eurazeo SE	16,974	1,190,678
Euroapi SA(a)	26,460	424,730
Eurofins Scientific SE	48,414	3,472,725
Euronext NV(c)	31,415	2,545,617
Eutelsat Communications SA(b)	67,638	517,254
Faurecia SE(a)	57,856	1,149,800
Fnac Darty SA	8,855	328,639
Gaztransport Et Technigaz SA	10,853	1,199,866
Gecina SA	16,583	1,964,251
Getlink SE	163,680	2,768,445
Hermes International	11,311	21,168,639
ICADE	11,867	563,685
Imerys SA	15,887	658,909

Security	Shares	Value

France (continued)
Interparfums SA	10,604	$694,141
Ipsen SA	14,131	1,484,250
IPSOS	14,408	933,747
JCDecaux SE(a)	28,511	645,171
Kering SA	27,549	17,189,383
Klepierre SA	79,221	2,010,657
Korian SA	29,331	307,123
La Francaise des Jeux SAEM(c)	38,664	1,654,355
Legrand SA	95,284	8,495,909
L’Oreal SA	87,016	35,929,916
LVMH Moet Hennessy Louis Vuitton SE	100,475	87,712,225
McPhy Energy SA(a)(b)	10,299	156,755
Neoen SA(c)	18,202	683,475
Nexans SA	12,170	1,290,550
Nexity SA	21,115	637,861
Orange SA	720,966	7,629,803
Orpea SA(a)(b)(d)	18,990	146,992
Pernod Ricard SA	73,520	15,220,843
Publicis Groupe SA	83,213	5,869,814
Quadient SA	18,235	321,586
Remy Cointreau SA	8,491	1,598,763
Renault SA(a)	69,750	2,835,996
Rexel SA	92,841	2,053,866
Rubis SCA	32,460	908,402
Safran SA	122,618	17,631,918
Sanofi	410,197	40,168,305
Sartorius Stedim Biotech	10,053	3,506,770
Schneider Electric SE	197,508	32,038,868
SCOR SE	54,588	1,347,353
SEB SA	9,391	982,073
SES SA	151,682	1,177,072
Societe BIC SA	10,067	730,922
Societe Generale SA	288,301	8,581,732
Sodexo SA	31,912	3,163,526
SOITEC(a)	10,455	1,585,672
Sopra Steria Group SACA	6,967	1,158,773
SPIE SA	47,505	1,296,899
Teleperformance	21,062	5,854,958
Thales SA	38,004	5,026,383
TotalEnergies SE	900,511	55,670,271
Trigano SA	4,935	687,912
Ubisoft Entertainment SA(a)	33,570	695,119
Unibail-Rodamco-Westfield(a)(b)	42,234	2,733,185
Valeo	72,513	1,584,754
Vallourec SA(a)	80,506	1,175,142
Valneva SE(a)(b)	38,022	259,473
Veolia Environnement SA	238,966	7,093,097
Verallia SA(c)	28,418	1,049,242
Vicat SA	15,040	419,971
Vinci SA	192,834	21,788,226
Virbac SA	2,363	717,109
Vivendi SE	254,106	2,729,040
Wendel SE	9,987	1,057,504
Worldline SA/France(a)(c)	85,998	3,901,375

		702,058,443

Germany — 11.6%
Aareal Bank AG(a)	27,470	967,594
adidas AG	61,782	9,947,903
AIXTRON SE	44,799	1,334,810
Allianz SE, Registered	147,657	35,306,829

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Amadeus Fire AG	3,981	$554,530
Aroundtown SA(b)	328,569	914,802
AURELIUS Equity Opportunities SE & Co. KGaA(b)	13,842	237,147
Aurubis AG	12,779	1,351,466
BASF SE	327,738	18,790,997
Bayer AG, Registered	352,060	21,913,952
Bayerische Motoren Werke AG	118,145	12,034,798
Bechtle AG	31,968	1,347,156
Beiersdorf AG	36,779	4,471,503
Bilfinger SE(b)	17,926	617,194
Brenntag SE	57,041	4,257,997
CANCOM SE	16,652	574,071
Carl Zeiss Meditec AG, Bearer	15,093	2,178,195
Commerzbank AG(a)	380,694	4,351,878
CompuGroup Medical SE & Co. KgaA	12,808	600,276
Continental AG	38,818	2,725,614
Covestro AG(c)	69,061	3,179,879
CropEnergies AG	12,491	162,642
CTS Eventim AG & Co. KGaA(a)	23,552	1,653,273
Daimler Truck Holding AG(a)	161,764	5,435,856
Delivery Hero SE(a)(c)	69,891	4,225,391
Dermapharm Holding SE	9,766	405,378
Deutsche Bank AG, Registered	780,135	10,411,465
Deutsche Boerse AG	68,871	12,323,934
Deutsche Lufthansa AG, Registered(a)	224,534	2,378,873
Deutsche Pfandbriefbank AG(c)	61,877	564,403
Deutsche Post AG, Registered	356,059	15,330,723
Deutsche Telekom AG, Registered	1,163,914	25,930,607
Draegerwerk AG & Co. KGaA	5,697	229,779
Duerr AG	22,958	875,937
E.ON SE	806,935	8,797,940
Eckert & Ziegler Strahlen- und Medizintechnik AG	7,869	457,885
Encavis AG	46,230	895,727
Evonik Industries AG	78,163	1,737,449
Evotec SE(a)(b)	53,901	1,059,859
Fraport AG Frankfurt Airport Services Worldwide(a)	14,262	811,668
Freenet AG	55,910	1,359,130
Fresenius Medical Care AG & Co. KGaA	72,183	2,710,809
Fresenius SE & Co. KGaA	158,152	4,583,380
GEA Group AG	57,199	2,580,813
Gerresheimer AG	13,324	985,364
Grand City Properties SA	38,662	412,066
GRENKE AG	11,347	329,591
Hannover Rueck SE	21,204	4,305,864
HeidelbergCement AG	50,214	3,445,555
HelloFresh SE(a)(b)	59,293	1,441,488
Henkel AG & Co. KGaA	38,326	2,560,876
HOCHTIEF AG	7,914	501,736
Hornbach Holding AG & Co. KGaA	5,149	456,146
Hugo Boss AG	23,741	1,612,255
Hypoport SE(a)(b)	1,570	213,891
Indus Holding AG	13,190	348,733
Infineon Technologies AG	468,387	16,866,830
Jenoptik AG	25,398	789,322
K+S AG, Registered	70,481	1,687,064
KION Group AG	25,830	1,040,082
Knorr-Bremse AG	25,134	1,652,008
Krones AG	4,924	574,944
LANXESS AG	30,062	1,500,391
LEG Immobilien SE	25,640	2,004,384

Security	Shares	Value

Germany (continued)
Mercedes-Benz Group AG	287,723	$21,410,052
Merck KGaA	46,109	9,624,248
METRO AG(a)	51,293	505,412
MorphoSys AG(a)(b)	16,094	323,336
MTU Aero Engines AG	21,060	5,263,158
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	50,351	18,187,151
Nagarro SE(a)(b)	5,506	754,286
Nemetschek SE	21,368	1,142,426
Nordex SE(a)	54,173	823,255
Norma Group SE	14,239	306,518
PATRIZIA SE	20,714	256,517
Pfeiffer Vacuum Technology AG	2,248	410,474
ProSiebenSat.1 Media SE	62,726	645,149
Puma SE	41,503	2,834,172
Rational AG	1,883	1,238,606
Rheinmetall AG	15,724	3,674,031
RWE AG	233,185	10,381,133
Salzgitter AG(b)	14,145	577,276
SAP SE	378,440	44,860,263
Scout24 SE(c)	30,898	1,798,820
Siemens AG, Registered	274,240	42,837,734
Siemens Healthineers AG(c)	100,710	5,400,943
Siltronic AG	6,912	576,222
Sixt SE	6,027	749,342
Software AG(b)	22,179	618,141
Stabilus SE	11,894	820,392
Stratec SE(b)	5,096	464,196
Stroeer SE & Co. KGaA(b)	12,796	701,616
Suedzucker AG	34,275	556,049
Symrise AG	47,308	5,029,297
Synlab AG	32,365	355,548
TAG Immobilien AG	68,017	582,487
TeamViewer AG(a)(c)	56,459	795,333
Telefonica Deutschland Holding AG	480,672	1,415,758
thyssenkrupp AG(a)	164,702	1,293,875
TUI AG(a)(b)	490,832	1,027,849
United Internet AG, Registered(e)	36,298	842,707
Varta AG(b)	8,389	255,391
VERBIO Vereinigte BioEnergie AG	9,862	621,702
Vitesco Technologies Group AG(a)	10,069	697,925
Volkswagen AG	10,715	1,875,555
Vonovia SE	260,210	7,350,387
Vossloh AG	7,726	340,473
Zalando SE(a)(c)	79,980	3,729,868

		479,265,175

Ireland — 1.0%
AIB Group PLC	392,583	1,649,080
Bank of Ireland Group PLC	389,385	4,160,129
C&C Group PLC(a)	193,901	385,340
Cairn Homes PLC(a)	464,896	494,209
CRH PLC	272,237	12,719,606
Dalata Hotel Group PLC(a)	90,019	380,302
Flutter Entertainment PLC, Class DI(a)	60,113	9,337,532
Glanbia PLC	88,943	1,085,365
Kerry Group PLC, Class A	55,743	5,223,124
Kingspan Group PLC	55,567	3,573,849
Smurfit Kappa Group PLC	91,059	3,823,069

		42,831,605

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel — 0.0%
Tremor International Ltd.(a)(b)	44,158	$179,292

Italy — 3.8%
A2A SpA	650,742	979,681
ACEA SpA	22,663	347,412
Amplifon SpA	47,080	1,300,032
Anima Holding SpA(c)	133,831	590,324
Ascopiave SpA	82,991	240,279
Assicurazioni Generali SpA	400,200	7,812,428
Autogrill SpA(a)	82,926	605,117
Azimut Holding SpA	48,142	1,201,898
Banca Generali SpA	28,961	1,068,414
Banca Mediolanum SpA	78,394	750,028
Banca Popolare di Sondrio SPA	207,846	1,020,829
Banco BPM SpA	536,109	2,412,915
BPER Banca	513,577	1,410,849
Brembo SpA	66,962	903,994
Brunello Cucinelli SpA	17,428	1,451,587
Buzzi Unicem SpA	37,136	836,235
Credito Emiliano SpA	66,497	566,345
De’ Longhi SpA	37,758	871,609
DiaSorin SpA	10,437	1,358,686
Enav SpA(c)	99,778	459,372
Enel SpA	2,892,128	17,029,197
Eni SpA	907,234	13,960,723
ERG SpA	26,149	789,607
Ferrari NV	45,176	11,288,767
FinecoBank Banca Fineco SpA	233,614	4,193,803
Gruppo MutuiOnline SpA	13,412	427,431
GVS SpA(a)(b)(c)	30,104	159,055
Hera SpA	413,571	1,188,031
Infrastrutture Wireless Italiane SpA(c)	126,528	1,386,592
Interpump Group SpA	28,505	1,486,533
Intesa Sanpaolo SpA	6,016,798	15,819,785
Iren SpA	391,829	709,637
Italgas SpA	192,893	1,129,139
Juventus Football Club SpA(a)(b)	923,364	298,404
Leonardo SpA	147,896	1,523,053
Mediobanca Banca di Credito Finanziario SpA	219,587	2,360,549
Moncler SpA	77,599	4,856,739
Nexi SpA(a)(c)	257,499	2,267,881
Pirelli & C SpA(c)	186,417	933,331
Poste Italiane SpA(c)	193,551	2,067,904
Prysmian SpA	98,379	4,017,569
Recordati Industria Chimica e Farmaceutica SpA	39,323	1,722,681
Reply SpA	9,758	1,266,658
Salvatore Ferragamo SpA(b)	25,884	513,679
Snam SpA	756,264	3,852,053
Stellantis NV	788,916	12,402,540
Tamburi Investment Partners SpA	97,313	809,551
Technogym SpA(b)(c)	76,627	679,676
Telecom Italia SpA/Milano(a)(b)	3,467,350	998,277
Tenaris SA	190,071	3,368,200
Terna - Rete Elettrica Nazionale	503,941	3,987,111
Tod’s SpA(a)	5,458	213,420
UniCredit SpA	693,530	13,545,429
Unipol Gruppo SpA	187,432	981,649

		158,422,688

Netherlands — 6.7%
Aalberts NV	39,028	1,845,344

Security	Shares	Value

Netherlands (continued)
ABN AMRO Bank NV, CVA(c)	137,484	$2,281,897
Adyen NV(a)(c)	7,743	11,706,696
Aegon NV	639,274	3,526,102
AerCap Holdings NV(a)(b)	54,322	3,433,694
Akzo Nobel NV	63,864	4,756,908
Alfen Beheer BV(a)(c)	9,220	855,416
Allfunds Group PLC	122,073	971,086
Arcadis NV	31,580	1,371,219
ASM International NV	17,211	5,820,862
ASML Holding NV	147,276	97,444,818
ASR Nederland NV	51,218	2,424,224
Basic-Fit NV(a)(b)(c)	27,612	907,311
BE Semiconductor Industries NV	28,451	2,034,996
Corbion NV	23,568	906,921
Davide Campari-Milano NV	226,930	2,434,296
EXOR NV, NVS(a)	40,615	3,228,430
Flow Traders Ltd., NVS	14,738	379,090
Heineken Holding NV	38,424	3,172,512
Heineken NV	93,374	9,331,695
IMCD NV	20,912	3,315,217
ING Groep NV(a)	1,338,302	19,378,962
InPost SA(a)	81,692	788,910
Iveco Group NV(a)	113,504	929,663
JDE Peet’s NV	34,606	1,037,243
Just Eat Takeaway.com NV(a)(c)	37,948	973,502
Just Eat Takeaway.com NV(a)(c)	26,130	668,239
Koninklijke Ahold Delhaize NV	378,280	11,290,509
Koninklijke DSM NV	62,816	8,078,262
Koninklijke KPN NV	1,213,252	4,147,918
Koninklijke Philips NV	314,100	5,423,078
Koninklijke Vopak NV	27,604	831,724
NN Group NV	99,779	4,335,206
NSI NV	13,848	361,317
OCI NV	42,733	1,454,651
Pharming Group NV(a)(b)	369,114	511,948
PostNL NV	166,298	348,196
Prosus NV	299,597	24,191,028
QIAGEN NV(a)	81,375	3,969,724
Randstad NV	43,304	2,775,715
SBM Offshore NV	63,014	990,646
Shop Apotheke Europe NV(a)(c)	5,681	409,620
Signify NV(b)(c)	46,341	1,677,795
Technip Energies NV	52,243	1,012,850
TKH Group NV	19,581	888,688
TomTom NV(a)(b)	36,070	256,357
Universal Music Group NV	256,572	6,558,587
Wolters Kluwer NV	93,992	10,247,292

		275,686,364

Norway — 1.5%
Adevinta ASA(a)	105,318	902,874
Aker ASA, Class A	10,494	758,791
Aker BP ASA	121,364	3,696,958
Aker Carbon Capture ASA(a)	178,686	264,850
Atea ASA	51,391	579,678
Austevoll Seafood ASA	51,471	509,905
Bakkafrost P/F	20,381	1,264,671
Borregaard ASA	47,540	732,934
BW Energy Ltd.(a)	56,210	157,925
BW Offshore Ltd.	81,147	217,132
Crayon Group Holding ASA(a)(b)(c)	41,174	414,701

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
DNB Bank ASA	321,511	$6,012,116
Elkem ASA(c)	238,920	846,301
Entra ASA(c)	32,863	388,706
Equinor ASA	346,959	10,574,145
Frontline PLC, NVS(b)	43,454	598,768
Gjensidige Forsikring ASA	71,071	1,277,391
Golden Ocean Group Ltd.	54,753	523,805
Kahoot! ASA(a)(b)	142,568	252,023
Kongsberg Gruppen ASA	40,523	1,613,289
Leroy Seafood Group ASA	108,918	641,409
Mowi ASA	162,534	3,005,524
MPC Container Ships AS	135,519	215,713
NEL ASA(a)(b)	561,993	963,164
Nordic Semiconductor ASA(a)	63,823	1,017,725
Norsk Hydro ASA	511,055	4,143,556
Norwegian Air Shuttle ASA(a)(b)	259,853	247,550
Nykode Therapeutics AS(a)	70,920	203,495
Orkla ASA	270,792	2,021,656
REC Silicon ASA(a)(b)	144,643	206,104
Salmar ASA	26,284	1,222,197
Scatec ASA(c)	49,079	400,297
Schibsted ASA, Class A	41,074	897,009
Schibsted ASA, Class B	26,383	551,534
SpareBank 1 SMN	81,563	1,040,154
SpareBank 1 SR-Bank ASA	101,239	1,173,794
Storebrand ASA	171,238	1,490,723
Subsea 7 SA	100,357	1,250,657
Telenor ASA	232,019	2,428,916
TGS ASA	53,045	878,272
TOMRA Systems ASA	87,898	1,551,693
Veidekke ASA	52,808	545,268
Yara International ASA	60,789	2,700,933

		60,384,306

Portugal — 0.3%
Banco Comercial Portugues SA, Class R(b)	3,447,676	734,523
EDP - Energias de Portugal SA	985,820	4,897,808
Galp Energia SGPS SA	196,375	2,687,990
Jeronimo Martins SGPS SA	94,671	2,055,376
Navigator Co. SA (The)	150,464	526,787
REN - Redes Energeticas Nacionais SGPS SA	312,955	860,147
Sonae SGPS SA	742,280	756,588

		12,519,219

Spain — 3.9%
Acciona SA	9,235	1,801,749
Acerinox SA	70,113	759,320
ACS Actividades de Construccion y Servicios SA	79,953	2,366,106
Aena SME SA(a)(c)	26,119	3,924,353
Amadeus IT Group SA(a)	158,719	9,999,924
Applus Services SA	60,965	467,891
Banco Bilbao Vizcaya Argentaria SA	2,186,055	15,441,795
Banco de Sabadell SA	2,018,569	2,639,003
Banco Santander SA	6,051,008	21,147,906
Bankinter SA	237,599	1,714,278
Befesa SA(c)	16,624	953,572
CaixaBank SA	1,604,383	7,118,582
Cellnex Telecom SA(c)	194,225	7,611,286
Cia. de Distribucion Integral Logista Holdings SA	36,308	983,709
Cie. Automotive SA	30,902	917,930
Corp. ACCIONA Energias Renovables SA	21,690	886,993

Security	Shares	Value

Spain (continued)
Ebro Foods SA	28,943	$497,212
EDP Renovaveis SA	100,567	2,187,441
Enagas SA	76,645	1,374,344
Endesa SA	111,779	2,228,507
Faes Farma SA	171,794	643,936
Ferrovial SA	176,538	5,209,328
Fluidra SA	36,934	652,035
Global Dominion Access SA(c)	31,167	133,643
Grifols SA(a)(b)	104,130	1,378,478
Grupo Catalana Occidente SA	21,370	662,396
Iberdrola SA	2,180,527	25,581,431
Iberdrola SA, NVS	35,429	413,863
Indra Sistemas SA	56,225	686,525
Industria de Diseno Textil SA	395,650	12,352,513
Inmobiliaria Colonial Socimi SA	115,648	843,508
Lar Espana Real Estate Socimi SA	66,912	333,892
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	250,409	260,965
Mapfre SA	381,893	768,157
Merlin Properties Socimi SA	133,955	1,309,099
Miquel y Costas & Miquel SA	31,666	421,371
Naturgy Energy Group SA	51,979	1,474,239
Neinor Homes SA(c)	24,891	249,743
Prosegur Cia. de Seguridad SA	114,722	259,653
Red Electrica Corp. SA	130,938	2,317,458
Repsol SA	514,340	8,448,978
Sacyr SA	218,560	672,339
Solaria Energia y Medio Ambiente SA(a)	31,667	649,765
Telefonica SA	1,872,723	7,114,513
Unicaja Banco SA(c)	540,207	663,996
Vidrala SA	12,022	1,212,719
Viscofan SA	17,720	1,142,064

		160,878,508

Sweden — 5.7%
AAK AB	71,271	1,230,121
AddLife AB	40,043	422,604
AddTech AB, Class B	99,778	1,593,388
AFRY AB	40,932	738,926
Alfa Laval AB	102,744	3,228,795
Alleima AB, NVS(a)	74,802	374,057
Arjo AB, Class B	93,691	363,568
Assa Abloy AB, Class B	355,262	8,368,641
Atlas Copco AB, Class A	989,708	11,743,936
Atlas Copco AB, Class B	546,808	5,767,515
Avanza Bank Holding AB	48,304	1,114,548
Axfood AB	44,270	1,140,206
Beijer Ref AB	92,027	1,419,695
Bilia AB, Class A	24,173	279,304
Billerud AB	85,449	992,681
Biotage AB	23,655	365,587
Boliden AB	101,122	4,538,050
Bravida Holding AB(c)	73,062	807,655
Bure Equity AB	22,395	564,090
Calliditas Therapeutics AB, Class B(a)(b)	27,068	257,989
Castellum AB	123,315	1,692,013
Catena AB	13,468	563,447
Cint Group AB(a)	71,414	268,047
Corem Property Group AB, Class B	283,430	259,478
Dometic Group AB(c)	114,589	722,147
Electrolux AB, Class B	80,542	1,140,785

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Electrolux Professional AB, Class B	123,593	$575,895
Elekta AB, Class B	198,212	1,442,743
Embracer Group AB(a)(b)	253,409	1,181,172
Epiroc AB, Class A	236,047	4,592,709
Epiroc AB, Class B	135,649	2,261,605
EQT AB	104,732	2,363,253
Essity AB, Class B	216,096	5,645,321
Evolution AB(c)	67,305	7,564,480
Fabege AB	139,400	1,317,496
Fastighets AB Balder, Class B(a)	226,102	1,164,932
Fortnox AB	174,962	882,883
Getinge AB, Class B	84,305	1,899,187
Granges AB	51,712	432,538
H & M Hennes & Mauritz AB, Class B	259,261	3,193,132
Hexagon AB, Class B	725,540	8,317,229
Hexatronic Group AB	68,097	838,169
Hexpol AB	110,654	1,195,379
Holmen AB, Class B	35,484	1,463,558
Hufvudstaden AB, Class A	47,331	712,812
Husqvarna AB, Class B	152,481	1,297,291
Industrivarden AB, Class A	47,232	1,251,192
Industrivarden AB, Class C	55,232	1,455,068
Indutrade AB	102,975	2,286,789
Instalco AB	102,002	394,559
Intrum AB(b)	26,207	339,160
Investment AB Latour, Class B	54,225	1,144,088
Investor AB, Class A	173,958	3,471,956
Investor AB, Class B	671,258	13,043,868
JM AB(b)	26,699	497,727
Kambi Group PLC, Class B(a)	15,318	275,463
Kindred Group PLC	91,117	918,206
Kinnevik AB, Class B(a)	86,564	1,338,032
L E Lundbergforetagen AB, Class B	27,016	1,251,036
Lifco AB, Class B	90,627	1,664,849
Lindab International AB	36,680	520,246
Loomis AB	29,322	871,960
Medicover AB	23,063	393,918
Millicom International Cellular SA, SDR(a)	64,947	1,112,759
MIPS AB	13,228	506,225
Modern Times Group MTG AB, Class B	45,566	403,404
Munters Group AB(c)	46,313	444,054
Mycronic AB	26,341	563,056
NCC AB, Class B	37,998	375,909
Neobo Fastigheter AB(a)(b)	42,029	78,571
Nibe Industrier AB, Class B	541,166	5,846,901
Nobia AB	82,801	144,508
Nolato AB, Class B	94,308	569,543
Nordea Bank Abp	1,211,309	14,160,667
Nordnet AB publ	56,054	911,131
Nyfosa AB	79,334	691,784
Pandox AB(a)	45,129	621,332
Paradox Interactive AB(b)	17,329	307,994
Peab AB, Class B	78,709	491,179
PowerCell Sweden AB(a)	22,984	308,173
Ratos AB, Class B	73,289	295,575
Saab AB, Class B	27,591	1,129,533
Sagax AB, Class B	68,376	1,700,853
Samhallsbyggnadsbolaget i Norden AB(b)	431,121	787,611
Sandvik AB	373,992	7,729,530
Scandic Hotels Group AB(a)(c)	94,233	347,390

Security	Shares	Value

Sweden (continued)
Sdiptech AB, Class B(a)	14,530	$354,762
Sectra AB, NVS	48,576	687,919
Securitas AB, Class B	176,491	1,615,520
Sinch AB(a)(b)(c)	210,022	868,225
Skandinaviska Enskilda Banken AB, Class A	607,410	7,353,189
Skanska AB, Class B	115,033	2,030,344
SKF AB, Class B	133,070	2,355,112
SSAB AB, Class A	96,484	689,632
SSAB AB, Class B	217,460	1,481,917
Stillfront Group AB(a)	197,604	344,881
Storskogen Group AB	871,429	760,926
Surgical Science Sweden AB(a)(b)	23,329	329,965
Svenska Cellulosa AB SCA, Class B	223,677	3,106,054
Svenska Handelsbanken AB, Class A	554,151	5,778,696
Sweco AB, Class B	118,606	1,286,615
Swedbank AB, Class A	325,475	6,260,972
Swedish Orphan Biovitrum AB(a)	69,035	1,539,519
Tele2 AB, Class B	202,825	1,751,704
Telefonaktiebolaget LM Ericsson, Class B	1,097,489	6,365,942
Telia Co. AB	1,063,036	2,745,440
Thule Group AB(c)	37,506	898,786
Trelleborg AB, Class B	90,678	2,267,356
Troax Group AB	20,753	436,695
Viaplay Group AB, Class B(a)	28,204	696,364
Vitec Software Group AB, Class B	10,362	438,913
Vitrolife AB	29,307	628,360
Volvo AB, Class A	69,559	1,445,000
Volvo AB, Class B	535,123	10,618,716
Volvo Car AB, Class B(a)(b)	212,881	1,062,169
Wallenstam AB, Class B	140,648	645,667
Wihlborgs Fastigheter AB	117,203	964,946

		236,755,162

Switzerland — 15.0%
ABB Ltd., Registered	566,057	19,707,643
Accelleron Industries AG, NVS(a)	38,286	904,286
Adecco Group AG, Registered	57,010	2,117,391
Alcon Inc.	177,458	13,390,715
Allreal Holding AG, Registered	5,306	909,426
ALSO Holding AG, Registered	3,433	699,283
Arbonia AG	29,304	410,762
Aryzta AG(a)	448,214	610,301
Bachem Holding AG, Class A(b)	11,828	1,045,995
Baloise Holding AG, Registered	17,710	2,912,815
Banque Cantonale Vaudoise, Registered	11,069	1,052,187
Barry Callebaut AG, Registered	1,350	2,820,599
Belimo Holding AG, Registered	3,665	1,933,084
BKW AG	7,505	1,079,236
Bossard Holding AG, Class A, Registered	2,782	708,892
Bucher Industries AG, Registered	3,120	1,421,679
Burckhardt Compression Holding AG	1,620	1,003,015
Bystronic AG, Registered	634	476,413
Cembra Money Bank AG	12,664	1,124,393
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	364	3,997,709
Chocoladefabriken Lindt & Spruengli AG, Registered	38	4,277,255
Cie. Financiere Richemont SA, Class A, Registered	187,625	28,923,746
Clariant AG, Registered	78,295	1,342,636
Coca-Cola HBC AG, Class DI	69,223	1,682,214
Comet Holding AG, Registered	3,497	808,369
Credit Suisse Group AG, Registered	1,297,772	4,470,671

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Daetwyler Holding AG, Bearer	3,148	$667,648
DKSH Holding AG	14,763	1,257,735
dormakaba Holding AG	1,351	564,416
Dufry AG, Registered(a)	29,812	1,368,597
Emmi AG, Registered	1,048	976,367
EMS-Chemie Holding AG, Registered	2,559	1,907,684
Flughafen Zurich AG, Registered(a)	7,576	1,380,300
Forbo Holding AG, Registered	312	410,507
Galenica AG(c)	20,078	1,570,252
Geberit AG, Registered	12,526	7,127,073
Georg Fischer Ltd.	28,736	1,981,277
Givaudan SA, Registered	3,304	10,712,328
Helvetia Holding AG, Registered	15,381	1,924,138
Holcim AG	198,683	11,878,205
Huber + Suhner AG, Registered	5,799	556,143
Idorsia Ltd.(a)(b)	43,099	724,956
Implenia AG, Registered(a)	11,036	463,584
Inficon Holding AG, Registered	800	837,603
Interroll Holding AG, Registered	281	875,282
Julius Baer Group Ltd.	75,346	4,833,018
Kardex Holding AG, Registered	3,233	630,101
Kuehne + Nagel International AG, Registered	19,165	4,570,020
Landis+Gyr Group AG(b)	10,441	769,206
Logitech International SA, Registered	64,117	3,751,919
Lonza Group AG, Registered	26,540	15,139,513
Medmix AG(c)	13,854	269,851
Meyer Burger Technology AG(a)(b)	1,483,451	1,055,979
Mobimo Holding AG, Registered	2,580	663,426
Nestle SA, Registered	994,251	121,307,615
Novartis AG, Registered	786,326	71,090,975
OC Oerlikon Corp. AG, Registered	89,728	616,050
Partners Group Holding AG	7,908	7,420,048
PolyPeptide Group AG(c)	6,485	188,412
PSP Swiss Property AG, Registered	15,968	1,990,630
Roche Holding AG, Bearer	9,501	3,477,754
Roche Holding AG, NVS	255,115	79,639,344
Schindler Holding AG, Participation Certificates, NVS	14,791	3,152,514
Schindler Holding AG, Registered	8,446	1,708,532
Schweiter Technologies AG, Bearer	496	437,802
Sensirion Holding AG(a)(b)(c)	4,085	486,113
SFS Group AG	7,299	839,782
SGS SA, Registered	2,236	5,452,786
Siegfried Holding AG, Registered	1,807	1,327,473
Siemens Energy AG(a)	155,889	3,259,453
SIG Group AG	112,020	2,776,523
Sika AG, Registered	52,273	14,853,208
Softwareone Holding AG	41,614	671,915
Sonova Holding AG, Registered	19,840	4,961,421
St. Galler Kantonalbank AG, Class A, Registered	1,470	805,537
Stadler Rail AG(b)	18,875	721,957
STMicroelectronics NV	245,481	11,559,285
Straumann Holding AG	40,108	5,251,621
Sulzer AG, Registered(b)	11,584	986,420
Swatch Group AG (The), Bearer	10,278	3,721,340
Swatch Group AG (The), Registered	19,007	1,248,905
Swiss Life Holding AG, Registered	11,161	6,605,612
Swiss Prime Site AG, Registered	27,160	2,420,180
Swiss Re AG	108,319	11,342,180
Swisscom AG, Registered	9,577	5,658,624
Swissquote Group Holding SA, Registered	4,746	857,158

Security	Shares	Value

Switzerland (continued)
Tecan Group AG, Registered	4,852	$2,036,257
Temenos AG, Registered	22,909	1,635,259
UBS Group AG, Registered	1,205,861	25,739,554
Valiant Holding AG, Registered	8,469	967,692
VAT Group AG(c)	10,065	3,133,272
Vontobel Holding AG, Registered	14,218	1,006,960
Zur Rose Group AG(a)	3,774	142,389
Zurich Insurance Group AG	54,225	26,815,807

		617,012,202

United Kingdom — 23.9%
3i Group PLC	362,495	7,072,179
888 Holdings PLC(a)	149,862	133,844
abrdn PLC	806,644	2,124,566
Admiral Group PLC	61,063	1,660,017
Airtel Africa PLC(c)	445,256	642,799
AJ Bell PLC	111,170	461,330
Anglo American PLC	452,971	19,536,810
Antofagasta PLC	144,940	3,114,265
AO World PLC(a)(b)	133,561	103,572
Ascential PLC(a)	181,917	602,855
Ashmore Group PLC	167,079	550,317
Ashtead Group PLC	156,776	10,326,643
ASOS PLC(a)(b)	25,100	271,562
Associated British Foods PLC	121,739	2,794,544
Assura PLC	1,358,893	933,986
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	153,455	313,581
AstraZeneca PLC	561,361	73,545,283
Auction Technology Group PLC(a)(b)	55,838	484,633
Auto Trader Group PLC(c)	341,512	2,649,615
Aviva PLC	997,901	5,628,010
Avon Protection PLC	12,595	156,825
B&M European Value Retail SA	323,638	1,789,819
Babcock International Group PLC(a)	99,120	374,482
BAE Systems PLC	1,119,760	11,853,823
Balfour Beatty PLC	259,813	1,173,617
Barclays PLC	5,653,596	12,996,435
Barratt Developments PLC	360,731	2,050,296
Beazley PLC	225,911	1,859,111
Bellway PLC	45,015	1,177,395
Berkeley Group Holdings PLC	41,779	2,139,404
Big Yellow Group PLC	72,583	1,082,590
Bodycote PLC	72,878	584,908
boohoo Group PLC(a)	366,379	200,056
BP PLC	6,737,208	40,694,404
Breedon Group PLC	643,811	545,394
Bridgepoint Group PLC(c)	235,204	698,026
British American Tobacco PLC	770,270	29,527,373
British Land Co. PLC (The)	324,808	1,777,633
Britvic PLC	104,508	1,001,107
BT Group PLC	2,549,880	3,928,583
Bunzl PLC(b)	118,972	4,367,605
Burberry Group PLC	144,945	4,415,156
Burford Capital Ltd.	78,534	705,822
Bytes Technology Group PLC	89,225	425,704
Capita PLC(a)	609,306	210,181
Capital & Counties Properties PLC	352,602	499,911
Capricorn Energy PLC(a)	114,478	342,674
Carnival PLC(a)(b)	56,088	535,878
Centamin PLC	526,627	721,934
Centrica PLC	2,308,362	2,875,762

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Ceres Power Holdings PLC(a)(b)	62,972	$370,689
Close Brothers Group PLC	53,307	636,822
CMC Markets PLC(c)	63,345	188,990
CNH Industrial NV	371,226	6,567,490
Coats Group PLC	671,827	604,104
Coca-Cola Europacific Partners PLC	75,337	4,235,446
Compass Group PLC	628,319	15,009,286
Computacenter PLC	36,121	992,693
ConvaTec Group PLC(c)	602,627	1,747,900
Cranswick PLC	21,495	843,233
Crest Nicholson Holdings PLC	119,187	358,644
Croda International PLC	49,354	4,206,774
Currys PLC	481,467	386,783
CVS Group PLC	39,872	991,466
Darktrace PLC(a)	175,606	456,162
DCC PLC	35,654	2,030,777
Dechra Pharmaceuticals PLC	40,109	1,422,512
Deliveroo PLC(a)(c)	344,679	395,022
Derwent London PLC	39,044	1,245,493
Diageo PLC	816,723	35,712,088
Diploma PLC	50,709	1,715,353
Direct Line Insurance Group PLC	445,001	975,729
Diversified Energy Co. PLC	560,256	766,357
Domino’s Pizza Group PLC	167,991	650,318
Dr. Martens PLC	216,533	414,998
Drax Group PLC	148,885	1,189,066
DS Smith PLC	481,938	2,109,880
Dunelm Group PLC	56,414	810,257
easyJet PLC(a)	116,105	707,263
Elementis PLC(a)	253,043	391,145
EMIS Group PLC	28,428	658,191
Energean PLC	61,854	888,390
Entain PLC	212,581	3,920,139
Essentra PLC	153,635	410,575
Experian PLC	331,675	12,129,180
Ferrexpo PLC	116,072	227,087
Fevertree Drinks PLC(b)	40,513	546,237
Firstgroup PLC	409,241	546,913
Forterra PLC(c)	103,691	272,929
Frasers Group PLC(a)	97,397	942,057
Future PLC	44,729	832,888
Games Workshop Group PLC	14,678	1,702,546
Gamma Communications PLC	34,079	497,156
GB Group PLC	112,108	488,886
Genuit Group PLC	122,220	492,720
Genus PLC	25,539	916,005
Glencore PLC	3,558,243	23,829,133
Grafton Group PLC	92,391	1,048,725
Grainger PLC	307,112	982,905
Great Portland Estates PLC	100,731	707,240
Greatland Gold PLC(a)	2,232,663	210,294
Greggs PLC	40,611	1,356,080
GSK PLC	1,456,402	25,581,723
Haleon PLC(a)	1,788,955	7,169,022
Halfords Group PLC	96,186	243,332
Halma PLC	130,823	3,483,035
Hammerson PLC(b)	2,201,901	728,602
Harbour Energy PLC	186,069	719,679
Hargreaves Lansdown PLC	112,387	1,237,293
Hays PLC	625,737	954,717

Security	Shares	Value

United Kingdom (continued)
Helical PLC	79,836	$354,333
Helios Towers PLC(a)	293,013	386,528
Hikma Pharmaceuticals PLC	62,760	1,327,631
Hill & Smith PLC	39,432	612,533
Hiscox Ltd.	129,970	1,808,942
Hochschild Mining PLC	151,392	127,898
Howden Joinery Group PLC	212,217	1,810,801
HSBC Holdings PLC	7,178,334	52,892,448
IG Group Holdings PLC	140,113	1,377,629
IMI PLC	96,620	1,729,990
Impax Asset Management Group PLC	36,853	354,327
Imperial Brands PLC	322,288	8,084,988
Inchcape PLC	147,276	1,660,496
Indivior PLC, NVS(a)	59,166	1,420,658
Informa PLC	545,620	4,512,685
IntegraFin Holdings PLC	129,589	499,741
InterContinental Hotels Group PLC	65,750	4,564,599
Intermediate Capital Group PLC	106,224	1,827,841
International Distributions Services PLC	270,025	764,305
Intertek Group PLC	56,979	3,062,452
Investec PLC	266,381	1,699,838
IP Group PLC	443,644	333,637
ITM Power PLC(a)(b)	174,018	218,103
ITV PLC(b)	1,314,546	1,316,428
IWG PLC(a)	351,773	807,028
J D Wetherspoon PLC(a)	44,653	251,270
J Sainsbury PLC	611,163	1,982,050
JD Sports Fashion PLC	994,648	2,004,831
JET2 PLC	60,970	919,096
John Wood Group PLC(a)	251,481	440,870
Johnson Matthey PLC	66,437	1,855,769
Jupiter Fund Management PLC	169,453	292,474
Just Group PLC	457,711	462,999
Kainos Group PLC	44,346	805,318
Keywords Studios PLC	35,930	1,261,983
Kingfisher PLC(b)	741,149	2,556,903
Lancashire Holdings Ltd.	100,537	776,057
Land Securities Group PLC	260,361	2,280,972
Learning Technologies Group PLC	295,336	510,475
Legal & General Group PLC	2,160,304	6,798,344
Liontrust Asset Management PLC	34,063	488,050
Lloyds Banking Group PLC	24,383,571	15,868,715
London Stock Exchange Group PLC	118,452	10,843,674
LondonMetric Property PLC	445,596	1,038,267
LXI REIT PLC	855,902	1,191,361
M&G PLC	928,835	2,319,597
Man Group PLC/Jersey	530,974	1,633,517
Marks & Spencer Group PLC(a)	704,963	1,271,622
Marshalls PLC	81,815	342,741
Mediclinic International PLC	165,264	1,011,149
Melrose Industries PLC	1,452,770	2,561,476
Mitchells & Butlers PLC(a)	114,822	233,308
Mitie Group PLC	584,356	561,930
Mondi PLC	170,290	3,211,302
Moneysupermarket.com Group PLC	207,246	610,141
National Express Group PLC(a)	230,062	378,972
National Grid PLC	1,304,880	16,588,801
NatWest Group PLC, NVS	1,908,462	7,280,890
Network International Holdings PLC(a)(c)	180,452	586,876
Next Fifteen Communications Group PLC	30,004	370,644

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Next PLC	48,947	$4,007,494
Ninety One PLC	203,819	497,782
NMC Health PLC, NVS(d)	42,009	1
Ocado Group PLC(a)	210,367	1,683,438
OSB Group PLC	176,278	1,188,446
Oxford Nanopore Technologies PLC(a)	117,754	344,025
Pagegroup PLC	135,427	762,402
Pantheon Resources PLC(a)(b)	365,856	226,248
Paragon Banking Group PLC	148,390	1,099,485
Pearson PLC	243,818	2,780,544
Penno Group PLC	98,880	1,122,487
Persimmon PLC	109,300	1,908,957
Petrofac Ltd.(a)(b)	207,832	213,180
Pets at Home Group PLC	204,470	889,490
Phoenix Group Holdings PLC	245,764	1,947,895
Playtech PLC(a)	95,554	665,591
Plus500 Ltd.	47,257	1,083,068
Primary Health Properties PLC	686,218	950,744
Provident Financial PLC	106,907	308,413
Prudential PLC	953,547	15,843,232
QinetiQ Group PLC	218,704	981,016
Quilter PLC(c)	528,980	627,893
Rathbones Group PLC	25,418	654,934
Reach PLC	118,193	132,673
Reckitt Benckiser Group PLC	257,228	18,330,299
Redde Northgate PLC	121,669	650,998
Redrow PLC	105,492	676,652
RELX PLC	691,610	20,546,974
Renishaw PLC	14,900	727,242
Rentokil Initial PLC	893,873	5,419,934
RHI Magnesita NV	15,490	515,203
Rightmove PLC	298,966	2,172,253
Rio Tinto PLC	402,129	31,487,194
Rolls-Royce Holdings PLC(a)	2,977,540	3,895,614
Rotork PLC	315,056	1,241,079
RS GROUP PLC	173,708	2,019,502
RWS Holdings PLC	122,560	569,035
S4 Capital PLC(a)	152,605	412,239
Safestore Holdings PLC	89,077	1,109,159
Sage Group PLC (The)	359,803	3,456,868
Savills PLC	66,509	800,141
Schroders PLC	263,332	1,557,289
Segro PLC	421,545	4,339,211
Senior PLC	221,798	417,275
Serco Group PLC	499,950	899,274
Severn Trent PLC	90,813	3,160,373
Shaftesbury PLC(b)	88,963	433,283
Shell PLC	2,616,142	76,804,064
Sirius Real Estate Ltd.	598,709	623,710
Smart Metering Systems PLC	76,346	818,871
Smith & Nephew PLC	307,260	4,243,363
Smiths Group PLC	135,599	2,894,633
Softcat PLC	54,583	816,775
Spectris PLC	42,692	1,692,523
Spirax-Sarco Engineering PLC	25,974	3,710,177
Spire Healthcare Group PLC(a)(c)	190,197	569,797
Spirent Communications PLC	266,065	721,061
SSE PLC	373,559	7,973,494
SSP Group PLC(a)	303,096	970,380
St. James’s Place PLC	182,953	2,774,250

Security	Shares	Value

United Kingdom (continued)
Standard Chartered PLC	912,777	$7,666,974
Supermarket Income REIT PLC	602,770	716,096
Synthomer PLC	148,718	287,126
Tate & Lyle PLC	155,152	1,444,785
Taylor Wimpey PLC	1,301,079	1,887,763
Telecom Plus PLC	26,035	641,227
Tesco PLC	2,696,716	8,196,344
THG PLC(a)(b)	262,121	188,138
TP ICAP Group PLC	284,292	618,964
Trainline PLC(a)(c)	190,050	664,952
Travis Perkins PLC	77,288	969,560
Tritax Big Box REIT PLC	726,054	1,398,936
Unilever PLC	915,214	46,583,528
UNITE Group PLC (The)	129,901	1,600,267
United Utilities Group PLC	243,117	3,181,202
Vesuvius PLC	87,962	443,536
Victoria PLC(a)(b)	38,801	217,175
Victrex PLC	32,331	735,806
Virgin Money UK PLC	503,831	1,205,518
Vistry Group PLC	140,399	1,288,661
Vodafone Group PLC	9,481,099	10,939,413
Watches of Switzerland Group PLC(a)(c)	82,953	973,798
Weir Group PLC (The)	95,437	2,103,814
WH Smith PLC	56,218	1,110,168
Whitbread PLC	77,224	2,908,427
Wickes Group PLC	177,946	333,678
Workspace Group PLC	60,975	379,624
WPP PLC	403,583	4,715,357
YouGov PLC	41,509	498,688

		983,936,193

United States — 0.0%
Gen Digital, Inc.	1	23

Total Common Stocks — 98.6% (Cost: $4,335,931,770)		4,066,130,798

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	21,509	2,037,738
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	40,532	4,819,203
Fuchs Petrolub SE, Preference Shares, NVS	31,346	1,250,529
Henkel AG & Co. KGaA, Preference Shares, NVS	63,002	4,492,060
Jungheinrich AG, Preference Shares, NVS	20,377	810,390
Porsche Automobil Holding SE, Preference Shares, NVS	55,447	3,315,546
Sartorius AG, Preference Shares, NVS	9,021	4,045,125
Sixt SE, Preference Shares, NVS	5,714	435,439
Volkswagen AG, Preference Shares, NVS	66,489	9,221,404

		30,427,434

Total Preferred Stocks — 0.7% (Cost: $37,968,561)		30,427,434

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/17/23)(a)	77,953	39,551

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Sacyr SA(a)(d)	213,080	$14,409

		53,960

Total Rights — 0.0% (Cost: $53,463)		53,960

Total Long-Term Investments — 99.3% (Cost: $4,373,953,794)		4,096,612,192

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(f)(g)(h)	49,388,244	49,417,877
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(f)(g)	400,000	400,000

Total Short-Term Securities — 1.2% (Cost: $49,782,782)		49,817,877

Total Investments — 100.5% (Cost: $4,423,736,576)		4,146,430,069

Liabilities in Excess of Other Assets — (0.5)%		(22,163,883)

Net Assets — 100.0%		$4,124,266,186

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$38,755,367	$10,629,076	(a)	$—	$3,915	$29,519	$49,417,877	49,388,244	$372,567	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	390,000	10,000	(a)	—	—	—	400,000	400,000	19,318		1

					$3,915	$29,519	$49,817,877		$391,885		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	368	03/17/23	$16,765	$937,636
FTSE 100 Index	95	03/17/23	9,111	267,197

				$1,204,833

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Europe ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,204,833	$—	$—	$—	$1,204,833

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,762,868	$—	$—	$—	$1,762,868

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$21,896	$—	$—	$—	$21,896

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$23,349,757

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Austria	$—	$22,058,530	$—	$22,058,530
Belgium	400,820	68,593,456	—	68,994,276
Denmark	615,975	175,754,012	—	176,369,987
Finland	515,427	68,263,398	—	68,778,825
France	424,730	701,486,721	146,992	702,058,443
Germany	1,197,373	478,067,802	—	479,265,175
Ireland	—	42,831,605	—	42,831,605
Israel	—	179,292	—	179,292
Italy	—	158,422,688	—	158,422,688
Netherlands	4,174,101	271,512,263	—	275,686,364
Norway	598,768	59,785,538	—	60,384,306
Portugal	—	12,519,219	—	12,519,219
Spain	755,263	160,123,245	—	160,878,508
Sweden	—	236,755,162	—	236,755,162
Switzerland	—	617,012,202	—	617,012,202
United Kingdom	43,387,506	940,548,686	1	983,936,193
United States	23	—	—	23
Preferred Stocks	—	30,427,434	—	30,427,434

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Europe ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Rights	$39,551	$—	$14,409	$53,960
Short-Term Securities
Money Market Funds	49,817,877	—	—	49,817,877

	$101,927,414	$4,044,341,253	$161,402	$4,146,430,069

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,204,833	$—	$1,204,833

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.6%
Abacus Property Group	196,262	$388,908
Adbri Ltd.	174,808	229,859
AGL Energy Ltd.	373,888	2,027,696
Allkem Ltd.(a)	366,951	3,406,751
ALS Ltd.	317,255	2,943,481
Altium Ltd.(b)	88,470	2,449,474
Alumina Ltd.	1,696,202	1,886,954
AMP Ltd.(a)	1,915,302	1,816,866
Ampol Ltd.	153,687	3,332,836
Ansell Ltd.	48,028	959,866
APA Group	639,902	4,788,969
ARB Corp. Ltd.	46,026	1,045,801
Aristocrat Leisure Ltd.	314,382	7,590,195
ASX Ltd.	100,984	4,941,664
Atlas Arteria Ltd.	872,136	4,241,568
Aurizon Holdings Ltd.	849,802	2,221,178
Australia & New Zealand Banking Group Ltd.	1,516,362	26,985,769
Bank of Queensland Ltd.	260,139	1,286,348
Bapcor Ltd.	285,223	1,289,897
Beach Energy Ltd.	1,370,981	1,473,238
Bega Cheese Ltd.	215,254	592,463
Bellevue Gold Ltd.(a)	981,433	832,713
Bendigo & Adelaide Bank Ltd.	346,424	2,469,451
BHP Group Ltd.	2,628,838	92,067,509
BlueScope Steel Ltd.	298,817	4,074,812
Boral Ltd.	234,006	571,747
BrainChip Holdings Ltd.(a)(b)	1,590,377	719,158
Brambles Ltd.	748,021	6,360,834
Breville Group Ltd.	96,134	1,549,957
BWP Trust	420,160	1,168,769
carsales.com Ltd.	125,503	2,031,924
Chalice Mining Ltd.(a)	298,577	1,376,466
Challenger Ltd.	208,023	1,066,484
Charter Hall Group	306,540	3,018,370
Charter Hall Long Wale REIT	656,060	2,123,157
Charter Hall Retail REIT	394,329	1,119,816
Cleanaway Waste Management Ltd.(b)	1,472,314	2,852,834
Cochlear Ltd.	34,831	5,262,150
Coles Group Ltd.	680,451	8,558,457
Commonwealth Bank of Australia	876,781	68,443,332
Computershare Ltd.	330,028	5,558,283
Core Lithium Ltd.(a)(b)	1,131,416	943,507
Corporate Travel Management Ltd.(b)	91,258	1,195,954
Credit Corp. Group Ltd.	37,515	579,316
Cromwell Property Group	558,604	287,015
CSL Ltd.	244,887	51,707,992
CSR Ltd.	243,162	910,032
De Grey Mining Ltd.(a)(b)	1,299,804	1,377,395
Deterra Royalties Ltd.	587,574	2,038,601
Dexus	573,598	3,325,755
Domino’s Pizza Enterprises Ltd.	26,955	1,453,092
Downer EDI Ltd.	429,280	1,148,776
Eagers Automotive Ltd.	139,119	1,131,492
Endeavour Group Ltd./Australia	777,781	3,652,117
Evolution Mining Ltd.	961,249	2,184,346
Flight Centre Travel Group Ltd.(a)(b)	97,468	1,096,368
Fortescue Metals Group Ltd.	882,840	13,944,946
Gold Road Resources Ltd.	1,231,816	1,440,985

Security	Shares	Value

Australia (continued)
Goodman Group	869,838	$12,406,999
GPT Group (The)	1,070,070	3,468,670
GrainCorp Ltd., Class A	215,305	1,156,060
Growthpoint Properties Australia Ltd.	114,238	263,868
Harvey Norman Holdings Ltd.	272,232	864,265
Healius Ltd.	344,831	786,678
HUB24 Ltd.(b)	111,502	2,079,418
IDP Education Ltd.(b)	79,086	1,759,936
IGO Ltd.	279,840	2,909,012
Iluka Resources Ltd.	163,322	1,256,710
Imugene Ltd.(a)	4,982,313	482,068
Incitec Pivot Ltd.	1,202,342	2,939,978
Ingenia Communities Group	335,209	1,103,936
Insignia Financial Ltd.	320,055	794,550
Insurance Australia Group Ltd.	1,296,293	4,501,730
InvoCare Ltd.	79,142	646,783
IPH Ltd.	175,521	1,061,647
IRESS Ltd.	87,013	614,044
James Hardie Industries PLC	235,621	5,286,988
JB Hi-Fi Ltd.	74,598	2,564,865
Lendlease Corp. Ltd.	372,333	2,273,579
Link Administration Holdings Ltd.	273,154	372,298
Liontown Resources Ltd.(a)(b)	1,354,974	1,525,323
Lottery Corp. Ltd. (The)(a)	1,409,536	4,701,018
Lynas Rare Earths Ltd.(a)	359,950	2,409,552
Macquarie Group Ltd.	189,235	25,245,639
Magellan Financial Group Ltd.	97,004	616,646
Medibank Pvt Ltd.	1,463,878	3,049,672
Megaport Ltd.(a)	138,592	576,438
Mesoblast Ltd.(a)(b)	505,064	340,776
Metcash Ltd.	369,835	1,095,976
Mineral Resources Ltd.	94,940	6,010,659
Mirvac Group	2,091,689	3,379,350
Monadelphous Group Ltd.	74,413	733,429
Nanosonics Ltd.(a)(b)	183,197	632,248
National Australia Bank Ltd.	1,645,001	37,118,015
National Storage REIT	896,843	1,475,968
New Hope Corp. Ltd.	375,181	1,554,903
Newcrest Mining Ltd.	466,853	7,417,872
NEXTDC Ltd.(a)	167,328	1,182,521
nib holdings Ltd.	235,976	1,315,484
Nine Entertainment Co. Holdings Ltd.	656,185	949,388
Northern Star Resources Ltd.	664,478	5,920,845
Novonix Ltd.(a)(b)	398,818	521,930
Nufarm Ltd./Australia	265,025	1,115,178
Orica Ltd.	246,575	2,587,448
Origin Energy Ltd.	1,054,747	5,600,252
Orora Ltd.	482,491	1,020,918
OZ Minerals Ltd.	216,523	4,288,638
Paladin Energy Ltd.(a)(b)	2,413,476	1,471,802
Perpetual Ltd.	51,668	936,059
Perseus Mining Ltd.	1,358,546	2,064,008
PEXA Group Ltd.(a)	98,155	906,241
Pilbara Minerals Ltd.(a)	1,464,216	4,981,143
PointsBet Holdings Ltd.(a)(b)	223,173	224,888
PolyNovo Ltd.(a)	653,059	1,167,770
Premier Investments Ltd.	62,008	1,226,162
Pro Medicus Ltd.(b)	46,937	2,241,650
Qantas Airways Ltd.(a)	563,132	2,541,881
QBE Insurance Group Ltd.	784,969	7,658,876

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Qube Holdings Ltd.	610,371	$1,327,238
Ramelius Resources Ltd.	1,074,858	762,548
Ramsay Health Care Ltd.	102,237	4,831,077
REA Group Ltd.	31,579	2,831,742
Reece Ltd.	153,461	1,763,865
Region RE Ltd.	901,311	1,729,521
Regis Resources Ltd.	386,163	587,023
Reliance Worldwide Corp. Ltd.	437,361	1,095,356
Rio Tinto Ltd.	189,631	17,016,966
Sandfire Resources Ltd.	300,281	1,338,227
Santos Ltd.	1,876,697	9,580,297
Scentre Group	2,755,255	5,978,370
SEEK Ltd.	183,981	3,186,357
Seven Group Holdings Ltd.	82,503	1,327,863
Silver Lake Resources Ltd.(a)	1,207,471	1,116,440
Sims Ltd.	102,886	1,117,130
Sonic Healthcare Ltd.	256,396	5,742,643
South32 Ltd.	2,601,514	8,348,073
Star Entertainment Grp Ltd. (The)(a)	497,793	686,884
Steadfast Group Ltd.	876,786	3,257,422
Stockland	1,292,169	3,610,666
Suncorp Group Ltd.	665,717	5,917,786
Tabcorp Holdings Ltd.	1,480,374	1,101,094
Technology One Ltd.	139,315	1,440,433
Telstra Corp. Ltd.	2,185,352	6,316,066
Transurban Group	1,593,928	15,627,089
Treasury Wine Estates Ltd.	390,245	4,019,827
United Malt Grp Ltd.	564,633	1,459,982
Vicinity Ltd.	1,999,818	2,925,814
Viva Energy Group Ltd.(c)	854,383	1,766,374
Washington H Soul Pattinson & Co. Ltd.	75,220	1,532,000
Waypoint REIT Ltd.	994,991	1,964,659
Webjet Ltd.(a)	325,283	1,585,358
Wesfarmers Ltd.	568,897	20,057,429
Westpac Banking Corp.	1,802,646	30,331,084
Whitehaven Coal Ltd.	395,287	2,350,430
WiseTech Global Ltd.(b)	59,700	2,588,565
Woodside Energy Group Ltd.	970,352	25,126,170
Woolworths Group Ltd.	609,749	15,583,625
Worley Ltd.	211,481	2,321,566
Xero Ltd.(a)	76,810	4,233,495
Zip Co. Ltd.(a)(b)	311,453	146,924

		798,575,819

Austria — 0.3%
ams-OSRAM AG(a)	166,548	1,555,901
ANDRITZ AG	27,176	1,625,166
BAWAG Group AG(c)	38,314	2,373,354
CA Immobilien Anlagen AG	19,537	609,326
Erste Group Bank AG	182,643	6,930,230
IMMOFINANZ AG(a)(b)	18,795	253,216
Kontron AG(b)	22,239	451,914
Lenzing AG(b)	7,161	507,151
Oesterreichische Post AG(b)	46,731	1,664,211
OMV AG	89,312	4,473,659
Raiffeisen Bank International AG(a)	111,418	2,004,651
Schoeller-Bleckmann Oilfield Equipment AG	14,399	1,056,218
UNIQA Insurance Group AG	61,179	514,479
Verbund AG	40,657	3,461,664
Vienna Insurance Group AG Wiener Versicherung Gruppe	19,694	535,960

Security	Shares	Value

Austria (continued)
voestalpine AG	60,329	$2,004,526
Wienerberger AG	80,419	2,418,279

		32,439,905

Belgium — 0.9%
Ackermans & van Haaren NV	15,198	2,630,084
Aedifica SA	9,058	794,858
Ageas SA/NV	83,437	4,073,558
Anheuser-Busch InBev SA/NV	465,282	28,085,229
Argenx SE(a)	28,329	10,790,132
Barco NV	48,309	1,222,880
Bekaert SA	17,828	752,073
bpost SA	52,590	285,115
Cofinimmo SA	15,019	1,366,115
Deme Group NV(a)	7,034	910,145
D’ieteren Group	15,028	2,872,082
Elia Group SA/NV	13,556	1,903,510
Etablissements Franz Colruyt NV(b)	34,190	904,112
Euronav NV	88,930	1,400,377
Fagron	39,972	591,015
Galapagos NV(a)	29,126	1,289,070
Groupe Bruxelles Lambert NV	53,774	4,600,109
KBC Ancora	25,943	1,273,742
KBC Group NV	126,923	9,400,840
Kinepolis Group NV(a)(b)	8,350	353,461
Melexis NV	14,546	1,549,504
Montea NV	5,214	418,449
Ontex Group NV(a)(b)	28,845	224,182
Proximus SADP	84,908	870,062
Retail Estates NV	5,838	403,028
Shurgard Self Storage SA	19,156	924,356
Sofina SA(b)	5,616	1,334,205
Solvay SA	39,030	4,548,224
Telenet Group Holding NV	22,383	385,818
UCB SA	66,260	5,440,251
Umicore SA	111,604	4,219,131
VGP NV	11,239	1,123,014
Warehouses De Pauw CVA	71,682	2,273,171

		99,211,902

Bermuda — 0.0%
Brookfield Reinsurance Ltd.	27,757	1,035,972

Canada — 10.7%
Advantage Energy Ltd.(a)	153,601	958,166
Agnico Eagle Mines Ltd.	242,811	13,712,238
Air Canada(a)	129,489	2,197,483
Alamos Gold Inc., Class A	178,089	1,964,862
Algonquin Power & Utilities Corp.	402,378	2,933,423
Alimentation Couche-Tard Inc.	430,574	19,662,302
Allied Properties REIT	63,129	1,408,191
AltaGas Ltd.	191,318	3,577,462
Altus Group Ltd.(b)	22,602	967,238
ARC Resources Ltd.	355,437	4,129,913
Aritzia Inc.(a)	37,026	1,335,446
Atco Ltd., Class I, NVS	27,128	863,252
ATS Corp.(a)	38,991	1,578,922
Aurora Cannabis Inc.(a)(b)	201,779	210,795
B2Gold Corp.	643,077	2,547,079
Badger Infrastructure Solutions Ltd.	37,957	904,315
Ballard Power Systems Inc.(a)(b)	149,305	977,375
Bank of Montreal	349,177	35,139,454

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Bank of Nova Scotia (The)	615,008	$33,293,770
Barrick Gold Corp.	911,393	17,823,040
Bausch Health Companies Inc.(a)	161,820	1,241,729
Baytex Energy Corp.(a)	458,601	2,123,169
BCE Inc.	15,745	744,324
Birchcliff Energy Ltd.	223,669	1,433,916
BlackBerry Ltd.(a)	255,981	1,092,760
Boardwalk REIT	24,888	1,051,598
Bombardier Inc., Class B(a)	63,112	3,048,520
Boralex Inc., Class A	30,411	850,927
Boyd Group Services Inc.	9,913	1,515,988
Brookfield Asset Management Ltd.(a)	188,831	6,164,983
Brookfield Corp.	724,354	26,947,896
Brookfield Infrastructure Corp., Class A	56,102	2,478,009
Brookfield Renewable Corp., Class A	69,488	2,188,751
BRP Inc.	15,092	1,259,378
CAE Inc.(a)	185,619	4,192,139
Cameco Corp.	232,790	6,513,676
Canada Goose Holdings Inc.(a)	26,248	634,821
Canadian Apartment Properties REIT	20,748	767,203
Canadian Imperial Bank of Commerce	459,617	20,981,652
Canadian National Railway Co.	303,384	36,112,854
Canadian Natural Resources Ltd.	581,285	35,679,641
Canadian Pacific Railway Ltd.	480,738	37,944,538
Canadian Tire Corp. Ltd., Class A, NVS	28,860	3,431,402
Canadian Utilities Ltd., Class A, NVS	21,204	589,323
Canadian Western Bank	80,377	1,698,697
Canfor Corp.(a)	36,740	696,115
Canopy Growth Corp.(a)(b)	216,685	656,300
Capital Power Corp.	39,005	1,310,671
CCL Industries Inc., Class B, NVS	92,538	4,328,015
Celestica Inc.(a)	65,959	878,429
Cenovus Energy Inc.(b)	720,985	14,402,902
Centerra Gold Inc.	88,282	566,629
CGI Inc.(a)	110,487	9,469,721
Choice Properties REIT	154,810	1,741,765
CI Financial Corp.	129,068	1,539,445
Cineplex Inc.(a)(b)	35,070	230,365
Cogeco Communications Inc.	7,079	365,774
Colliers International Group Inc.	13,035	1,398,283
Constellation Software Inc./Canada	10,854	19,176,474
Converge Technology Solutions Corp.(a)	206,418	893,591
Crescent Point Energy Corp.	264,165	1,973,470
Crombie REIT	41,592	516,403
Cronos Group Inc.(a)	119,422	301,573
Definity Financial Corp.	45,325	1,221,225
Denison Mines Corp.(a)	671,257	963,587
Descartes Systems Group Inc. (The)(a)	30,351	2,214,935
Dollarama Inc.	144,755	8,656,687
Dream Industrial REIT	122,252	1,286,331
Dream Office REIT	24,512	301,760
Dye & Durham Ltd.(b)	56,462	903,019
ECN Capital Corp.	280,929	616,522
Eldorado Gold Corp.(a)	81,665	781,941
Element Fleet Management Corp.	254,305	3,593,201
Emera Inc.	141,487	5,633,746
Empire Co. Ltd., Class A, NVS	111,945	3,221,505
Enbridge Inc.	1,046,713	42,858,160
Enerplus Corp.	139,252	2,470,963
Enghouse Systems Ltd.	24,052	714,573

Security	Shares	Value

Canada (continued)
Equinox Gold Corp.(a)	206,250	$944,018
ERO Copper Corp.(a)	54,299	891,686
Fairfax Financial Holdings Ltd.	12,222	8,091,386
Finning International Inc.	112,539	3,175,164
First Capital Real Estate Investment Trust	56,976	768,644
First Majestic Silver Corp.	149,122	1,177,913
First Quantum Minerals Ltd.	343,005	7,958,036
FirstService Corp.	26,805	3,830,725
Fortis Inc.	240,987	9,901,739
Franco-Nevada Corp.	97,937	14,365,762
Freehold Royalties Ltd.	69,181	836,068
George Weston Ltd.	45,299	5,827,537
GFL Environmental Inc.	109,854	3,390,031
Gibson Energy Inc.	97,082	1,738,728
Gildan Activewear Inc.	123,167	3,861,957
goeasy Ltd.	17,495	1,631,490
Granite REIT	23,525	1,439,736
Great-West Lifeco Inc.	154,340	4,093,539
H&R Real Estate Investment Trust	74,077	724,318
Home Capital Group Inc.	22,229	708,695
Hudbay Minerals Inc.	249,445	1,449,183
Hut 8 Mining Corp.(a)(b)	94,704	183,636
Hydro One Ltd.(c)	197,922	5,411,598
iA Financial Corp. Inc.	57,344	3,539,636
IAMGOLD Corp.(a)	205,848	578,611
IGM Financial Inc.	38,814	1,211,488
Imperial Oil Ltd.	126,469	6,912,048
Innergex Renewable Energy Inc.	104,878	1,246,981
Intact Financial Corp.	92,689	13,446,889
Interfor Corp.(a)	51,653	1,033,021
InterRent REIT	37,849	409,909
Ivanhoe Mines Ltd., Class A(a)(b)	241,150	2,265,511
Keyera Corp.	145,835	3,326,513
Killam Apartment REIT	51,093	706,558
Kinaxis Inc.(a)	10,293	1,196,357
Kinross Gold Corp.	710,554	3,305,647
Knight Therapeutics Inc.(a)	83,613	321,746
Labrador Iron Ore Royalty Corp.	33,654	987,197
Laurentian Bank of Canada	19,332	519,714
Lightspeed Commerce Inc.(a)	86,910	1,572,225
Linamar Corp.	34,571	1,765,510
Lithium Americas Corp.(a)(b)	78,818	1,982,075
Loblaw Companies Ltd.	91,601	8,206,260
Lundin Mining Corp.	421,689	3,191,468
MAG Silver Corp.(a)	60,854	835,596
Magna International Inc.	144,901	9,407,049
Manulife Financial Corp.	1,006,167	19,910,847
Maple Leaf Foods Inc.(b)	38,570	733,107
MEG Energy Corp.(a)	136,108	2,249,457
Methanex Corp.	43,575	2,062,571
Metro Inc.	137,464	7,461,313
MTY Food Group Inc.	14,774	764,266
National Bank of Canada	176,831	13,283,423
NexGen Energy Ltd.(a)	587,645	2,835,430
NFI Group Inc.(b)	25,091	203,851
North West Co. Inc. (The)	29,093	792,402
Northland Power Inc.	142,831	3,836,594
NorthWest Healthcare Properties REIT	116,602	882,479
Novagold Resources Inc.(a)	106,115	669,923
Nutrien Ltd.	282,011	23,344,250

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Nuvei Corp.(a)(c)	42,661	$1,505,984
NuVista Energy Ltd.(a)	221,196	1,853,621
OceanaGold Corp.(a)	330,996	716,447
Onex Corp.	48,955	2,530,258
Open Text Corp.	162,695	5,457,200
Osisko Gold Royalties Ltd.	78,219	1,046,996
Pan American Silver Corp.	140,141	2,554,146
Parex Resources Inc.	167,462	2,850,712
Parkland Corp.	98,803	2,321,282
Pason Systems Inc.	77,944	924,397
Pembina Pipeline Corp.	286,678	10,171,785
Peyto Exploration & Development Corp.	86,572	789,236
Power Corp. of Canada	307,060	8,328,733
PrairieSky Royalty Ltd.(b)	115,876	1,990,850
Premium Brands Holdings Corp.	12,310	860,789
Primo Water Corp.	131,376	2,053,753
Prinmaris REIT	91,992	1,055,742
Quebecor Inc., Class B	97,303	2,307,980
Restaurant Brands International Inc.	148,905	9,963,558
Richelieu Hardware Ltd.	29,771	885,377
RioCan REIT	62,945	1,091,857
Ritchie Bros Auctioneers Inc.	67,634	4,089,911
Rogers Communications Inc., Class B, NVS	200,383	9,742,420
Royal Bank of Canada	721,552	73,839,029
Russel Metals Inc.	41,887	1,020,298
Sandstorm Gold Ltd.	85,330	495,094
Saputo Inc.	145,278	4,004,958
Seabridge Gold Inc.(a)	88,542	1,164,545
Shaw Communications Inc., Class B, NVS	258,684	7,698,986
Shopify Inc., Class A(a)	604,157	29,773,082
Sienna Senior Living Inc.	122,208	1,120,542
SilverCrest Metals Inc.(a)	172,007	1,124,693
SmartCentres Real Estate Investment Trust	80,869	1,713,957
SNC-Lavalin Group Inc.(b)	51,684	1,108,999
Spin Master Corp.(c)	16,133	423,892
SSR Mining Inc.	79,883	1,349,645
Stantec Inc.	34,066	1,775,820
Stella-Jones Inc.	48,901	1,779,555
Summit Industrial Income REIT	90,583	1,557,656
Sun Life Financial Inc.	300,312	15,090,647
Suncor Energy Inc.	710,533	24,660,790
Superior Plus Corp.	69,199	559,604
Tamarack Valley Energy Ltd.	233,891	847,285
TC Energy Corp.	507,593	21,870,886
Teck Resources Ltd., Class B	271,693	11,753,522
TELUS Corp.	253,097	5,453,603
TELUS Corp., NVS	13,383	288,370
TFI International Inc.	41,905	4,667,169
Thomson Reuters Corp.	85,639	10,187,472
TMX Group Ltd.	34,911	3,440,854
Torex Gold Resources Inc.(a)(b)	35,956	494,258
Toromont Industries Ltd.	42,790	3,418,247
Toronto-Dominion Bank (The)	944,581	65,355,024
Tourmaline Oil Corp.	170,305	7,937,028
TransAlta Corp.	124,134	1,205,375
TransAlta Renewables Inc.	48,417	445,398
Transcontinental Inc., Class A	23,578	263,504
Tricon Residential Inc.	182,529	1,584,465
Uni-Select Inc.(a)	33,716	1,005,487
Vermilion Energy Inc.	111,284	1,706,207

Security	Shares	Value

Canada (continued)
Wesdome Gold Mines Ltd.(a)	131,197	$608,384
West Fraser Timber Co. Ltd.	25,146	2,186,420
Wheaton Precious Metals Corp.	231,291	10,575,885
Whitecap Resources Inc.	390,573	3,255,387
Winpak Ltd.	21,725	678,585
WSP Global Inc.	67,130	8,560,835
Yamana Gold Inc.	665,395	4,015,724

		1,129,316,411

Denmark — 2.4%
ALK-Abello A/S(a)	81,179	1,212,653
Ambu A/S, Class B(a)(b)	78,187	1,080,019
AP Moller - Maersk A/S, Class A	1,440	3,068,567
AP Moller - Maersk A/S, Class B, NVS	2,659	5,784,100
Bavarian Nordic A/S(a)(b)	49,175	1,574,753
Carlsberg A/S, Class B	51,144	7,260,485
Chemometec A/S(a)	16,157	1,415,515
Chr Hansen Holding A/S	59,053	4,360,173
Coloplast A/S, Class B	69,409	8,380,056
D/S Norden A/S	19,540	1,053,311
Danske Bank A/S	362,566	7,553,543
Demant A/S(a)	51,795	1,466,146
Dfds A/S	18,568	699,928
DSV A/S	100,800	16,675,347
FLSmidth & Co. A/S(b)	41,784	1,795,293
Genmab A/S(a)	36,556	14,326,167
GN Store Nord A/S	83,616	2,061,661
H Lundbeck A/S	193,737	719,893
H Lundbeck A/S, Class A(a)	48,178	165,881
ISS A/S(a)	101,257	2,213,852
Jyske Bank A/S, Registered(a)	31,553	2,275,708
Netcompany Group A/S(a)(c)	24,219	963,842
NKT A/S(a)	34,000	2,121,663
Novo Nordisk A/S, Class B	858,304	118,780,490
Novozymes A/S, Class B	107,510	5,594,449
Orsted A/S(c)	108,306	9,644,864
Pandora A/S	58,278	4,852,862
Ringkjoebing Landbobank A/S	10,281	1,496,118
Rockwool A/S, Class B	4,456	1,277,589
Royal Unibrew A/S	26,357	1,850,841
Schouw & Co. A/S	6,222	482,100
SimCorp A/S	24,827	1,738,633
Sydbank A/S	51,580	2,351,960
Topdanmark A/S	18,851	1,017,534
Tryg A/S	106,769	2,450,145
Vestas Wind Systems A/S	564,566	16,520,101
Zealand Pharma A/S(a)	34,101	1,065,012

		257,351,254

Finland — 0.9%
Cargotec OYJ, Class B	20,865	1,062,295
Citycon OYJ	47,363	356,927
Elisa OYJ	74,537	4,246,605
Fortum OYJ	247,877	3,726,147
Huhtamaki OYJ	68,174	2,549,902
Kemira OYJ	53,585	869,382
Kesko OYJ, Class B	158,723	3,697,211
Kojamo OYJ	78,191	1,200,593
Kone OYJ, Class B	176,034	9,600,204
Konecranes OYJ	31,120	1,012,692
Metsa Board OYJ, Class B	115,340	1,029,588

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Metso Outotec OYJ	382,542	$4,396,507
Neste OYJ	223,509	10,684,239
Nokia OYJ	2,998,579	14,217,810
Nokian Renkaat OYJ	93,103	1,115,239
Orion OYJ, Class B	68,674	3,679,184
Outokumpu OYJ	177,606	1,017,072
QT Group OYJ(a)(b)	14,646	858,893
Sampo OYJ, Class A	248,424	13,042,129
Stora Enso OYJ, Class R	308,411	4,408,849
TietoEVRY OYJ	40,744	1,240,820
UPM-Kymmene OYJ	312,064	11,311,139
Uponor OYJ	31,874	567,660
Valmet OYJ	66,737	2,095,731
Wartsila OYJ Abp	190,226	1,809,241
YIT OYJ	62,726	183,558

		99,979,617

France — 9.6%
ABC arbitrage	44,280	311,941
Accor SA(a)	98,677	3,202,855
Aeroports de Paris(a)	15,877	2,463,118
Air France-KLM(a)(b)	490,402	829,025
Air Liquide SA	271,759	43,271,143
Airbus SE	304,439	38,166,250
ALD SA(b)(c)	103,362	1,299,441
Alstom SA	169,055	5,026,878
Alten SA	19,632	3,016,575
Amundi SA(c)	30,425	1,991,924
APERAM SA	24,549	968,787
ArcelorMittal SA	274,834	8,526,154
Arkema SA	35,309	3,572,838
Atos SE(a)(b)	64,961	856,934
AXA SA	961,295	29,991,463
BioMerieux	24,456	2,493,188
BNP Paribas SA	571,881	39,277,864
Bollore SE	506,370	2,833,329
Bouygues SA	121,746	4,010,793
Bureau Veritas SA	161,362	4,613,576
Capgemini SE	86,018	16,324,975
Carrefour SA	332,262	6,319,944
Casino Guichard Perrachon SA(a)(b)	40,758	500,874
CGG SA(a)(b)	417,985	352,011
Cie. de Saint-Gobain	265,947	15,273,646
Cie. Generale des Etablissements Michelin SCA	357,838	11,314,768
Cie. Plastic Omnium SA	41,178	720,673
Coface SA(a)	54,470	761,648
Covivio	29,922	2,053,977
Credit Agricole SA	631,896	7,608,808
Danone SA	330,558	18,127,554
Dassault Aviation SA	14,211	2,426,717
Dassault Systemes SE	346,658	12,892,521
Edenred	136,300	7,424,188
Eiffage SA	43,740	4,671,894
Electricite de France SA	308,653	4,054,174
Elior Group SA(a)(c)	119,008	411,850
Elis SA	122,123	2,144,884
Engie SA	938,605	13,328,063
Esker SA	5,093	850,366
EssilorLuxottica SA	149,189	27,373,098
Eurazeo SE	11,597	813,497
Euroapi SA(a)	54,852	880,472

Security	Shares	Value

France (continued)
Eurofins Scientific SE	70,134	$5,030,695
Euronext NV(c)	47,677	3,863,357
Eutelsat Communications SA(b)	124,143	949,369
Faurecia SE(a)	94,459	1,877,230
Fnac Darty SA	15,728	583,719
Gaztransport Et Technigaz SA	10,400	1,149,784
Gecina SA	24,642	2,918,836
Getlink SE	228,368	3,862,563
Hermes International	16,173	30,267,917
ICADE	18,315	869,966
Imerys SA	16,896	700,757
Ipsen SA	23,079	2,424,103
IPSOS	25,806	1,672,424
JCDecaux SE(a)	69,759	1,578,566
Kering SA	38,135	23,794,589
Klepierre SA	120,690	3,063,154
Korian SA	34,374	359,928
La Francaise des Jeux SAEM(c)	53,550	2,291,297
Legrand SA	138,404	12,340,663
L’Oreal SA	124,630	51,461,173
LVMH Moet Hennessy Louis Vuitton SE	143,335	125,127,960
Maisons du Monde SA(b)(c)	15,797	194,270
Neoen SA(c)	36,813	1,382,307
Nexans SA	13,491	1,430,634
Nexity SA	18,797	567,837
Orange SA	1,000,416	10,587,153
Orpea SA(a)(b)(d)	46,390	359,082
Pernod Ricard SA	107,190	22,191,542
Publicis Groupe SA	119,807	8,451,141
Remy Cointreau SA	12,858	2,421,022
Renault SA(a)	107,897	4,387,032
Rexel SA	83,862	1,855,229
Rubis SCA	58,463	1,636,104
Safran SA	175,392	25,220,582
Sanofi	583,970	57,184,926
Sartorius Stedim Biotech	14,564	5,080,334
Schneider Electric SE	276,451	44,844,650
SCOR SE	64,923	1,602,444
SEB SA	14,352	1,500,875
SES SA	214,957	1,668,094
Societe BIC SA	15,634	1,135,118
Societe Generale SA	417,349	12,423,048
Sodexo SA	48,551	4,812,997
SOITEC(a)	15,156	2,298,656
Sopra Steria Group SACA	6,410	1,066,131
SPIE SA	88,488	2,415,746
Teleperformance	30,639	8,517,238
Thales SA	56,055	7,413,796
TotalEnergies SE	1,291,264	79,826,917
Trigano SA	8,045	1,121,429
Ubisoft Entertainment SA(a)	54,287	1,124,096
Unibail-Rodamco-Westfield(a)(b)	64,834	4,195,751
Valeo	124,109	2,712,372
Vallourec SA(a)	70,475	1,028,720
Valneva SE(a)(b)	76,410	521,443
Veolia Environnement SA	352,027	10,449,025
Verallia SA(c)	43,798	1,617,099
Vinci SA	279,378	31,566,793
Virbac SA	3,426	1,039,702
Vivendi SE	387,958	4,166,580

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Wendel SE	17,441	$1,846,793
Worldline SA/France(a)(c)	130,294	5,910,902

		1,009,318,338

Germany — 6.5%
Aareal Bank AG(a)	43,071	1,517,119
adidas AG	89,450	14,402,899
AIXTRON SE	48,865	1,455,959
Allianz SE, Registered	208,172	49,776,802
Amadeus Fire AG	6,304	878,111
Aroundtown SA	563,152	1,567,928
AURELIUS Equity Opportunities SE & Co. KGaA	14,637	250,767
Aurubis AG	22,417	2,370,751
BASF SE	462,809	26,535,349
Bayer AG, Registered	505,431	31,460,520
Bayerische Motoren Werke AG	172,944	17,616,878
Bechtle AG	25,568	1,077,455
Beiersdorf AG	51,464	6,256,870
Brenntag SE	81,500	6,083,813
CANCOM SE	17,970	619,509
Carl Zeiss Meditec AG, Bearer	23,133	3,338,513
Ceconomy AG(b)	146,808	360,044
Commerzbank AG(a)	582,489	6,658,684
CompuGroup Medical SE & Co. KgaA	13,278	622,303
Continental AG	59,756	4,195,780
Covestro AG(c)	96,409	4,439,104
CTS Eventim AG & Co. KGaA(a)	38,729	2,718,649
Daimler Truck Holding AG(a)	236,163	7,935,931
Delivery Hero SE(a)(c)	92,672	5,602,659
Dermapharm Holding SE	16,765	695,900
Deutsche Bank AG, Registered	1,070,823	14,290,907
Deutsche Boerse AG	98,583	17,640,667
Deutsche Lufthansa AG, Registered(a)	368,677	3,906,026
Deutsche Pfandbriefbank AG(c)	121,484	1,108,101
Deutsche Post AG, Registered	513,721	22,119,127
Deutsche Telekom AG, Registered	1,650,618	36,773,788
Duerr AG	27,970	1,067,165
E.ON SE	1,170,260	12,759,239
Eckert & Ziegler Strahlen- und Medizintechnik AG	13,633	793,284
Encavis AG	80,589	1,561,449
Evonik Industries AG	114,536	2,545,968
Evotec SE(a)	95,259	1,873,085
Fielmann AG	14,876	560,679
flatexDEGIRO AG(a)	62,652	533,123
Fraport AG Frankfurt Airport Services Worldwide(a)	14,411	820,147
Freenet AG	96,308	2,341,175
Fresenius Medical Care AG & Co. KGaA	107,406	4,033,597
Fresenius SE & Co. KGaA	219,830	6,370,862
GEA Group AG	98,748	4,455,500
Gerresheimer AG	15,868	1,173,504
Grand City Properties SA	46,268	493,132
GRENKE AG	14,268	414,436
Hamborner REIT AG	148,130	1,159,402
Hannover Rueck SE	31,485	6,393,611
HeidelbergCement AG	74,091	5,083,932
HelloFresh SE(a)	61,103	1,485,492
Henkel AG & Co. KGaA	67,780	4,528,941
HOCHTIEF AG	13,911	881,937
Hugo Boss AG	40,737	2,766,456
Hypoport SE(a)	2,408	328,057
Infineon Technologies AG	681,684	24,547,752

Security	Shares	Value

Germany (continued)
Jenoptik AG	32,542	$1,011,344
K+S AG, Registered	109,733	2,626,618
KION Group AG	42,832	1,724,693
Knorr-Bremse AG	38,001	2,497,730
Krones AG	8,901	1,039,312
LANXESS AG	46,235	2,307,584
LEG Immobilien SE	37,753	2,951,306
Mercedes-Benz Group AG	410,183	30,522,548
Merck KGaA	68,590	14,316,666
METRO AG(a)	95,915	945,092
MorphoSys AG(a)(b)	44,364	891,295
MTU Aero Engines AG	28,628	7,154,497
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	71,720	25,905,790
Nagarro SE(a)(b)	9,639	1,320,479
Nemetschek SE	37,120	1,984,596
Nordex SE(a)	82,466	1,253,218
Norma Group SE	11,828	254,617
PATRIZIA SE(b)	16,106	199,452
Pfeiffer Vacuum Technology AG	1,635	298,543
ProSiebenSat.1 Media SE	127,915	1,315,629
Puma SE	58,025	3,962,433
Rational AG	2,385	1,568,813
Rheinmetall AG	23,309	5,446,324
RWE AG	352,086	15,674,472
SAP SE	542,036	64,252,926
Scout24 SE(c)	46,881	2,729,319
Siemens AG, Registered	392,414	61,297,136
Siemens Healthineers AG(c)	153,619	8,238,382
Siltronic AG	13,550	1,129,602
Sixt SE	9,142	1,136,633
Software AG	22,030	613,988
Stabilus SE	14,456	997,107
Stroeer SE & Co. KGaA	31,163	1,708,696
Suedzucker AG	70,223	1,139,240
Symrise AG	69,946	7,435,935
TAG Immobilien AG	80,902	692,832
TeamViewer AG(a)(c)	99,459	1,401,071
Telefonica Deutschland Holding AG	744,761	2,193,598
thyssenkrupp AG(a)	266,073	2,090,230
TUI AG(a)(b)	601,261	1,259,097
United Internet AG, Registered(e)	60,118	1,395,720
Varta AG(b)	13,060	397,593
VERBIO Vereinigte BioEnergie AG	17,517	1,104,275
Vitesco Technologies Group AG(a)	18,196	1,261,242
Volkswagen AG	17,421	3,049,374
Vonovia SE	371,815	10,502,994
Zalando SE(a)(c)	121,245	5,654,262

		692,103,141

Hong Kong — 2.5%
AIA Group Ltd.	6,233,000	70,480,548
ASMPT Ltd.	153,800	1,270,330
Bank of East Asia Ltd. (The)	1,041,600	1,338,052
BOC Hong Kong Holdings Ltd.	2,170,500	7,585,653
Budweiser Brewing Co. APAC Ltd.(b)(c)	966,000	3,048,037
Cafe de Coral Holdings Ltd.	136,000	238,088
Champion REIT	1,104,000	489,452
CITIC Telecom International Holdings Ltd.	2,695,000	959,997
CK Asset Holdings Ltd.	1,083,500	6,927,367
CK Hutchison Holdings Ltd.	1,280,000	8,145,857

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
CK Infrastructure Holdings Ltd.	429,000	$2,386,764
CLP Holdings Ltd.	781,000	5,802,775
Comba Telecom Systems Holdings Ltd.	2,422,000	464,587
Dah Sing Financial Holdings Ltd.	122,000	323,358
ESR Group Ltd.(c)	1,234,400	2,471,375
Futu Holdings Ltd., ADR(a)(b)	36,692	1,862,486
Galaxy Entertainment Group Ltd.	1,138,000	7,921,957
Haitong International Securities Group Ltd.(a)(b)	1,037,300	119,382
Hang Lung Group Ltd.(b)	300,000	553,625
Hang Lung Properties Ltd.	1,083,000	2,042,045
Hang Seng Bank Ltd.	437,600	7,287,446
Health and Happiness H&H International Holdings Ltd.	133,000	248,108
Henderson Land Development Co. Ltd.	906,572	3,348,873
HK Electric Investments & HK Electric Investments Ltd., Class SS	1,124,000	776,946
HKBN Ltd.	534,000	375,830
HKT Trust & HKT Ltd., Class SS	2,143,000	2,807,707
Hong Kong & China Gas Co. Ltd.	6,035,482	6,059,744
Hong Kong Exchanges & Clearing Ltd.	615,500	27,683,699
Hong Kong Technology Venture Co. Ltd.(b)	340,000	243,104
Hongkong Land Holdings Ltd.(b)	637,900	3,118,548
Hysan Development Co. Ltd.	262,000	881,485
Jardine Matheson Holdings Ltd.	89,900	4,778,686
Johnson Electric Holdings Ltd.	145,000	199,164
K Wah International Holdings Ltd.	1,052,000	391,560
Kerry Logistics Network Ltd.	190,898	372,779
Kerry Properties Ltd.	502,500	1,274,041
Link REIT	1,189,000	9,517,184
Luk Fook Holdings International Ltd.	182,000	631,171
Man Wah Holdings Ltd.	1,271,200	1,469,686
Melco International Development Ltd.(a)	371,000	482,819
Melco Resorts & Entertainment Ltd., ADR(a)	159,996	2,185,545
MTR Corp. Ltd.(b)	671,000	3,590,861
New World Development Co. Ltd.(b)	942,000	2,815,546
NWS Holdings Ltd.	1,344,000	1,266,608
Pacific Basin Shipping Ltd.	2,662,000	939,391
PCCW Ltd.	4,433,000	2,178,213
Power Assets Holdings Ltd.	673,000	3,807,947
Sands China Ltd.(a)	1,273,600	4,776,109
Sino Land Co. Ltd.	1,960,000	2,546,975
SITC International Holdings Co. Ltd.	501,000	1,094,484
SJM Holdings Ltd.(a)	1,333,000	755,949
Sun Hung Kai Properties Ltd.	696,000	9,870,408
Sunlight REIT	1,018,000	450,774
Swire Pacific Ltd., Class A	200,000	1,832,778
Swire Properties Ltd.	700,200	1,967,952
Techtronic Industries Co. Ltd.(b)	680,500	8,772,858
Value Partners Group Ltd.(b)	1,312,000	534,913
Vitasoy International Holdings Ltd.	450,000	955,998
Vobile Group Ltd.(a)(b)	1,217,000	698,161
VTech Holdings Ltd.	101,800	672,979
WH Group Ltd.(c)	5,272,000	3,246,837
Wharf Real Estate Investment Co. Ltd.	955,000	5,467,053
Wynn Macau Ltd.(a)	952,400	1,090,052
Xinyi Glass Holdings Ltd.	1,076,000	2,290,940
Yue Yuen Industrial Holdings Ltd.	579,000	949,835

		261,139,481

Ireland — 0.6%
AIB Group PLC	346,048	1,453,606
Bank of Ireland Group PLC	561,783	6,002,002

Security	Shares	Value

Ireland (continued)
Cairn Homes PLC(a)	963,624	$1,024,383
CRH PLC	397,128	18,554,831
Flutter Entertainment PLC, Class DI(a)	86,440	13,426,983
Glanbia PLC	137,845	1,682,113
Glenveagh Properties PLC(a)(c)	1,238,751	1,267,253
Greencore Group PLC(a)	356,269	350,722
Kerry Group PLC, Class A	84,266	7,895,731
Kingspan Group PLC	80,393	5,170,559
Smurfit Kappa Group PLC	130,363	5,473,230

		62,301,413

Israel — 0.9%
Airport City Ltd.(a)	52,557	832,488
Alony Hetz Properties & Investments Ltd.	137,634	1,476,708
Amot Investments Ltd.	177,005	1,038,902
AudioCodes Ltd.	32,353	626,672
Azrieli Group Ltd.	33,973	2,188,289
Bank Hapoalim BM	640,949	5,768,897
Bank Leumi Le-Israel BM	720,519	6,367,501
Bezeq The Israeli Telecommunication Corp. Ltd.	790,520	1,310,060
Big Shopping Centers Ltd.	18,570	1,867,011
Check Point Software Technologies Ltd.(a)	54,231	6,898,183
CyberArk Software Ltd.(a)	24,221	3,412,254
Delek Group Ltd.(a)	4,861	527,778
Elbit Systems Ltd.	16,908	2,838,584
Electra Ltd./Israel	1,102	564,757
Energix-Renewable Energies Ltd.	385,858	1,277,404
Enlight Renewable Energy Ltd.(a)	105,682	2,196,723
First International Bank Of Israel Ltd. (The)	62,006	2,504,659
Fiverr International Ltd.(a)	27,965	1,037,222
G City Ltd.	39,119	152,910
Gav-Yam Lands Corp. Ltd.	2	16
Harel Insurance Investments & Financial Services Ltd.	92,609	895,875
ICL Group Ltd.	424,312	3,368,883
Inmode Ltd.(a)	53,000	1,857,650
Isracard Ltd.	378,781	1,276,877
Israel Discount Bank Ltd., Class A	741,847	3,794,335
Kornit Digital Ltd.(a)	34,222	862,737
Mehadrin Ltd.(a)	—	4
Melisron Ltd.	23,287	1,628,298
Mivne Real Estate KD Ltd.	735,927	2,361,317
Mizrahi Tefahot Bank Ltd.	81,208	2,682,355
Nano Dimension Ltd., ADR(a)(b)	283,193	781,613
Nice Ltd.(a)	32,922	6,808,542
Nova Ltd.(a)	17,353	1,577,388
Paz Oil Co. Ltd.(a)	7,112	886,593
Phoenix Holdings Ltd. (The)	74,552	801,779
Radware Ltd.(a)	31,475	670,417
Reit 1 Ltd.	193,984	961,482
Shapir Engineering and Industry Ltd.	242,409	1,838,924
Shikun & Binui Ltd.(a)(b)	310,744	910,854
Shufersal Ltd.(b)	191,642	1,075,359
Strauss Group Ltd.	43,554	1,114,413
Teva Pharmaceutical Industries Ltd., ADR(a)	601,592	6,340,780
Tower Semiconductor Ltd.(a)	47,339	1,991,322
Wix.com Ltd.(a)	33,176	2,885,648
ZIM Integrated Shipping Services Ltd.(b)	52,380	992,601

		91,253,064

Italy — 2.1%
A2A SpA	781,618	1,176,712

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
ACEA SpA	23,401	$358,725
Amplifon SpA	79,435	2,193,458
Anima Holding SpA(c)	118,248	521,588
Ascopiave SpA	48,700	140,998
Assicurazioni Generali SpA	553,353	10,802,174
Autogrill SpA(a)	98,464	718,499
Azimut Holding SpA	50,275	1,255,150
Banca Generali SpA	30,187	1,113,643
Banca Mediolanum SpA	180,553	1,727,425
Banca Popolare di Sondrio SPA	398,411	1,956,784
Banco BPM SpA	837,890	3,771,169
BFF Bank SpA(c)	198,256	1,833,497
BPER Banca	513,624	1,410,978
Brembo SpA	172,230	2,325,123
Brunello Cucinelli SpA	17,859	1,487,486
Buzzi Unicem SpA	45,585	1,026,491
De’ Longhi SpA	36,733	847,948
DiaSorin SpA	8,314	1,082,315
Enav SpA(c)	146,032	672,322
Enel SpA	4,230,009	24,906,802
Eni SpA	1,295,791	19,939,926
ERG SpA	33,614	1,015,023
Ferrari NV	65,527	16,374,160
FinecoBank Banca Fineco SpA	310,850	5,580,332
Hera SpA	648,501	1,862,895
Infrastrutture Wireless Italiane SpA(c)	126,616	1,387,557
Interpump Group SpA	36,161	1,885,792
Intesa Sanpaolo SpA	8,440,610	22,192,641
Iren SpA	358,923	650,041
Italgas SpA	156,645	916,953
Leonardo SpA	212,688	2,190,290
Mediobanca Banca di Credito Finanziario SpA	343,786	3,695,681
Moncler SpA	114,856	7,188,567
Nexi SpA(a)(c)	307,868	2,711,498
Pirelli & C SpA(c)	178,859	895,491
Poste Italiane SpA(c)	277,341	2,963,118
Prysmian SpA	153,192	6,256,005
Recordati Industria Chimica e Farmaceutica SpA	67,230	2,945,244
Reply SpA	10,072	1,307,417
Saipem SpA(a)(b)	574,103	879,134
Salvatore Ferragamo SpA	31,003	615,268
Snam SpA	1,057,861	5,388,246
Stellantis NV	1,149,969	18,078,650
Tamburi Investment Partners SpA(b)	64,971	540,497
Technogym SpA(c)	80,930	717,843
Telecom Italia SpA/Milano(a)(b)	5,918,008	1,703,841
Tenaris SA	288,165	5,106,499
Terna - Rete Elettrica Nazionale	779,574	6,167,881
UniCredit SpA	1,001,970	19,569,613
Unipol Gruppo SpA	431,372	2,259,252

		224,314,642

Japan — 20.4%
77 Bank Ltd. (The)	99,000	1,768,080
ABC-Mart Inc.	21,200	1,142,554
Activia Properties Inc.	307	919,358
ADEKA Corp.	40,500	685,310
Advance Logistics Investment Corp.	878	944,444
Advance Residence Investment Corp.	202	493,438
Advantest Corp.	103,200	7,397,477
Aeon Co. Ltd.	360,500	7,390,853

Security	Shares	Value

Japan (continued)
Aeon Delight Co. Ltd.	17,500	$415,435
AEON Financial Service Co. Ltd.	113,600	1,151,507
Aeon Mall Co. Ltd.	47,800	673,275
AEON REIT Investment Corp.	767	847,712
AGC Inc.	102,000	3,758,272
Ai Holdings Corp.	17,600	297,321
Aica Kogyo Co. Ltd.	20,000	483,661
Aiful Corp.	474,300	1,434,040
Ain Holdings Inc.	15,500	670,209
Air Water Inc.	103,400	1,265,106
Aisin Corp.	85,900	2,506,176
Ajinomoto Co. Inc.	241,800	7,971,806
Alfresa Holdings Corp.	106,700	1,335,563
Alps Alpine Co. Ltd.	121,300	1,242,838
Amada Co. Ltd.	125,100	1,123,744
Amano Corp.	38,300	700,736
ANA Holdings Inc.(a)	38,400	849,898
Anritsu Corp.	69,500	665,769
Aozora Bank Ltd.	49,800	995,711
Arcs Co. Ltd.	16,400	277,147
Ariake Japan Co. Ltd.	10,000	337,307
As One Corp.	17,000	762,030
Asahi Group Holdings Ltd.	228,400	7,542,280
Asahi Holdings Inc.	100,300	1,578,052
Asahi Intecc Co. Ltd.	113,600	1,993,019
Asahi Kasei Corp.	649,000	4,917,883
Asics Corp.	55,900	1,330,449
Astellas Pharma Inc.	1,042,200	15,341,320
Atom Corp.(a)(b)	129,600	792,814
Autobacs Seven Co. Ltd.	52,500	584,475
Awa Bank Ltd. (The)	13,900	233,929
Azbil Corp.	24,700	696,502
Bandai Namco Holdings Inc.	107,100	7,162,178
Bank of Kyoto Ltd. (The)	25,500	1,186,468
BayCurrent Consulting Inc.	75,100	3,192,467
Benefit One Inc.	42,500	701,464
Benesse Holdings Inc.	79,800	1,220,588
BeNext-Yumeshin Group Co.	77,700	1,146,117
Bic Camera Inc.	83,500	788,584
BIPROGY Inc.	36,500	953,625
BML Inc.	19,300	479,919
Bridgestone Corp.	267,800	9,997,828
Brother Industries Ltd.	117,900	1,831,255
Calbee Inc.	55,200	1,246,645
Canon Inc.	528,100	11,719,776
Canon Marketing Japan Inc.	27,900	662,219
Capcom Co. Ltd.	61,200	1,983,113
Casio Computer Co. Ltd.	90,300	933,449
Central Glass Co. Ltd.	24,900	549,888
Central Japan Railway Co.	83,100	10,136,102
Change Inc.(b)	40,300	747,866
Chiba Bank Ltd. (The)	255,300	1,931,703
Chiyoda Corp.(a)	194,700	578,863
Chubu Electric Power Co. Inc.	353,600	3,808,651
Chudenko Corp.	12,200	201,176
Chugai Pharmaceutical Co. Ltd.	376,800	9,768,570
Chugin Financial Group Inc., NVS	122,400	890,662
Chugoku Electric Power Co. Inc. (The)	147,800	812,528
Citizen Watch Co. Ltd.	128,900	613,251
CKD Corp.	25,800	399,569

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Coca-Cola Bottlers Japan Holdings Inc.	99,500	$1,047,622
COLOPL Inc.	30,300	155,159
Colowide Co. Ltd.(b)	35,100	497,215
Comforia Residential REIT Inc.	303	673,251
COMSYS Holdings Corp.	47,200	900,217
Comture Corp.	23,700	455,692
Concordia Financial Group Ltd.	724,800	3,185,034
Cosmo Energy Holdings Co. Ltd.	39,600	1,110,541
Cosmos Pharmaceutical Corp.	9,900	967,302
CRE Logistics REIT Inc.	1,128	1,533,737
Create Restaurants Holdings Inc.	105,500	805,748
Create SD Holdings Co. Ltd.	10,900	296,586
Credit Saison Co. Ltd.	59,000	772,987
CyberAgent Inc.	211,400	1,977,002
CYBERDYNE Inc.(a)(b)	122,200	288,500
Dai Nippon Printing Co. Ltd.	113,500	2,679,694
Daicel Corp.	126,100	930,402
Daido Steel Co. Ltd.	11,800	446,160
Daifuku Co. Ltd.	46,600	2,565,968
Daihen Corp.	12,500	407,883
Dai-ichi Life Holdings Inc.	569,600	13,364,390
Daiichi Sankyo Co. Ltd.	939,300	29,500,531
Daiichikosho Co. Ltd.	20,600	640,521
Daikin Industries Ltd.	127,600	22,163,428
Daio Paper Corp.	87,400	674,392
Daiseki Co. Ltd.	29,460	992,767
Daishi Hokuetsu Financial Group Inc.	17,200	410,362
Daito Trust Construction Co. Ltd.	16,600	1,640,388
Daiwa House Industry Co. Ltd.	341,300	8,196,324
Daiwa House REIT Investment Corp.	1,015	2,208,370
Daiwa Office Investment Corp.	146	687,514
Daiwa Securities Group Inc.	731,700	3,452,964
Daiwa Securities Living Investments Corp.	1,127	942,968
Daiwabo Holdings Co. Ltd.	94,200	1,425,803
DCM Holdings Co. Ltd.	108,500	987,407
DeNA Co. Ltd.	40,300	565,078
Denka Co. Ltd.	38,400	796,594
Denso Corp.	222,800	12,032,469
Dentsu Group Inc.	113,200	3,646,045
Descente Ltd.	18,000	498,625
Dexerials Corp.	32,300	690,441
DIC Corp.	97,500	1,812,723
Digital Arts Inc.	8,900	397,537
Digital Garage Inc.	29,900	1,068,697
Dip Corp.	17,900	531,280
Disco Corp.	10,700	3,214,629
DMG Mori Co. Ltd.	51,600	788,150
Dowa Holdings Co. Ltd.	24,800	865,846
DTS Corp.	30,400	745,593
Duskin Co. Ltd.	14,100	329,538
Earth Corp.	10,000	390,421
East Japan Railway Co.	144,800	8,073,788
Ebara Corp.	36,500	1,549,775
EDION Corp.	52,400	517,548
eGuarantee Inc.	21,900	408,551
Eiken Chemical Co. Ltd.	14,400	176,333
Eisai Co. Ltd.	123,200	7,622,378
Elecom Co. Ltd.	29,300	307,558
Electric Power Development Co. Ltd.	90,000	1,452,468
en Japan Inc.	12,900	245,601

Security	Shares	Value

Japan (continued)
ENEOS Holdings Inc.	1,664,600	$5,959,595
eRex Co. Ltd.	25,600	473,881
Euglena Co. Ltd.(a)	156,300	1,207,478
EXEO Group Inc.	50,800	923,725
Ezaki Glico Co. Ltd.	22,300	623,148
Fancl Corp.	40,900	830,569
FANUC Corp.	101,300	17,898,652
Fast Retailing Co. Ltd.	27,600	16,763,118
FCC Co. Ltd.	15,200	169,329
Ferrotec Holdings Corp.	28,700	718,839
Food & Life Companies Ltd.	49,100	1,092,793
FP Corp.	25,100	682,085
Freee KK(a)(b)	25,300	668,085
Frontier Real Estate Investment Corp.	246	948,622
Fuji Corp./Aichi	37,500	624,379
Fuji Electric Co. Ltd.	80,100	3,242,287
Fuji Kyuko Co. Ltd.	14,900	523,446
Fuji Oil Holdings Inc.	21,300	337,778
Fuji Seal International Inc.	19,200	249,535
Fuji Soft Inc.	15,900	949,032
FUJIFILM Holdings Corp.	194,800	10,309,038
Fujikura Ltd.	137,200	1,042,906
Fujimi Inc.	13,500	684,651
Fujitec Co. Ltd.	39,600	981,176
Fujitsu General Ltd.	41,600	1,175,863
Fujitsu Ltd.	104,800	14,921,353
Fujiya Co. Ltd.	20,500	400,656
Fukuoka Financial Group Inc.	95,600	2,205,646
Fukuoka REIT Corp.	390	501,543
Fukuyama Transporting Co. Ltd.	12,300	318,275
Funai Soken Holdings Inc.	16,200	350,610
Furukawa Electric Co. Ltd.	25,700	498,795
Fuso Chemical Co. Ltd.	7,600	215,939
Future Corp.	35,000	455,764
Fuyo General Lease Co. Ltd.	7,500	515,457
Giken Ltd.	7,600	173,032
Global One Real Estate Investment Corp.	295	243,598
Glory Ltd.	23,700	414,516
GLP J-REIT	2,216	2,507,538
GMO internet group Inc.	41,100	808,843
GMO Payment Gateway Inc.	14,100	1,304,700
GNI Group Ltd.(a)	37,700	348,804
Goldwin Inc.	17,400	1,325,571
Gree Inc.	76,900	418,441
GS Yuasa Corp.	32,500	568,719
GungHo Online Entertainment Inc.(a)	35,200	586,623
Gunma Bank Ltd. (The)	191,800	748,174
H.U. Group Holdings Inc.	32,700	694,058
H2O Retailing Corp.	47,100	459,658
Hachijuni Bank Ltd. (The)	241,600	1,049,358
Hakuhodo DY Holdings Inc.	129,200	1,396,308
Hamakyorex Co. Ltd.	7,200	180,308
Hamamatsu Photonics KK	84,500	4,514,858
Hankyu Hanshin Holdings Inc.	110,400	3,281,356
Hankyu Hanshin REIT Inc.	325	358,350
Hanwa Co. Ltd.	17,000	541,299
Harmonic Drive Systems Inc.	22,000	740,980
Haseko Corp.	122,100	1,412,595
Hazama Ando Corp.	77,600	514,831
Heiwa Corp.	39,900	723,945

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Heiwa Real Estate Co. Ltd.	18,400	$526,426
Heiwa Real Estate REIT Inc.	567	659,425
Heiwado Co. Ltd.	20,600	344,295
Hikari Tsushin Inc.	9,400	1,341,740
Hino Motors Ltd.(a)	132,800	568,057
Hioki E.E. Corp.	7,400	423,109
Hirogin Holdings Inc.	239,800	1,250,423
Hirose Electric Co. Ltd.	16,205	2,109,636
HIS Co. Ltd.(a)(b)	28,800	471,935
Hisamitsu Pharmaceutical Co. Inc.	23,100	719,332
Hitachi Construction Machinery Co. Ltd.	38,300	903,241
Hitachi Ltd.	481,700	25,261,527
Hitachi Zosen Corp.	117,900	780,703
Hogy Medical Co. Ltd.	9,400	244,134
Hokkaido Electric Power Co. Inc.	89,600	331,471
Hokuetsu Corp.	99,500	640,526
Hokuhoku Financial Group Inc.	45,300	358,774
Hokuriku Electric Power Co.	74,500	308,164
Honda Motor Co. Ltd.	843,300	20,860,300
Horiba Ltd.	17,900	824,343
Hoshino Resorts REIT Inc.	155	887,989
Hoshizaki Corp.	49,400	1,775,745
Hosiden Corp.	88,000	1,067,414
House Foods Group Inc.	29,100	620,861
Hoya Corp.	191,800	21,092,614
Hulic Co. Ltd.	53,500	439,759
Hulic Reit Inc.	529	632,294
Ibiden Co. Ltd.	36,800	1,436,263
Ichibanya Co. Ltd.	9,700	352,945
Ichigo Inc.	167,300	383,448
Ichigo Office REIT Investment Corp.	676	442,500
Idec Corp./Japan	33,200	790,550
Idemitsu Kosan Co. Ltd.	102,900	2,572,579
IHI Corp.	87,800	2,667,775
Iida Group Holdings Co. Ltd.	65,500	1,091,915
Inaba Denki Sangyo Co. Ltd.	22,100	480,141
Inabata & Co. Ltd.	18,100	351,334
Industrial & Infrastructure Fund Investment Corp.	1,500	1,662,359
Infocom Corp.	15,900	268,020
Infomart Corp.	73,600	238,100
Information Services International-Dentsu Ltd.	21,500	712,259
INFRONEER Holdings Inc.	140,252	1,119,553
Inpex Corp.	571,500	6,280,007
Internet Initiative Japan Inc.	78,700	1,476,866
Invincible Investment Corp.	5,104	2,176,709
IR Japan Holdings Ltd.	12,600	177,620
Iriso Electronics Co. Ltd.	12,700	426,187
Isetan Mitsukoshi Holdings Ltd.	218,800	2,380,703
Isuzu Motors Ltd.	351,900	4,449,895
Ito En Ltd.	26,700	952,649
ITOCHU Corp.	626,200	20,239,922
Itochu Techno-Solutions Corp.	72,600	1,797,395
Itoham Yonekyu Holdings Inc.	229,000	1,257,309
Iwatani Corp.	22,900	987,017
Iyogin Holdings Inc., NVS	112,900	637,183
Izumi Co. Ltd.	15,200	344,155
J Front Retailing Co. Ltd.	209,000	1,946,518
JAFCO Group Co. Ltd.	39,300	701,313
Japan Airlines Co. Ltd.(a)	47,800	1,013,722
Japan Airport Terminal Co. Ltd.(a)	26,000	1,355,235

Security	Shares	Value

Japan (continued)
Japan Aviation Electronics Industry Ltd.	85,700	$1,472,305
Japan Display Inc.(a)	1,065,000	361,642
Japan Elevator Service Holdings Co. Ltd.	95,200	1,343,949
Japan Excellent Inc.	483	460,908
Japan Exchange Group Inc.	233,800	3,578,207
Japan Hotel REIT Investment Corp.	3,738	2,368,719
Japan Lifeline Co. Ltd.	26,400	194,031
Japan Logistics Fund Inc.	339	773,002
Japan Material Co. Ltd.	93,100	1,746,139
Japan Metropolitan Fund Invest	4,124	3,188,199
Japan Petroleum Exploration Co. Ltd.	26,500	859,040
Japan Post Bank Co. Ltd.	187,500	1,665,914
Japan Post Holdings Co. Ltd.	1,192,800	10,472,138
Japan Post Insurance Co. Ltd.	97,500	1,739,396
Japan Prime Realty Investment Corp.	443	1,201,782
Japan Real Estate Investment Corp.	361	1,547,784
Japan Securities Finance Co. Ltd.	82,500	748,034
Japan Steel Works Ltd. (The)	32,700	696,636
Japan Tobacco Inc.	609,600	12,430,905
JCR Pharmaceuticals Co. Ltd.	53,200	656,402
JCU Corp.	9,800	243,006
Jeol Ltd.	22,600	663,627
JFE Holdings Inc.	244,600	3,225,210
JGC Holdings Corp.	114,800	1,499,524
JINS Holdings Inc.	15,700	472,810
JMDC Inc.	19,300	637,834
Joyful Honda Co. Ltd.	92,300	1,326,039
JSR Corp.	103,500	2,328,766
JTEKT Corp.	122,000	904,422
JTOWER Inc.(a)(b)	6,000	287,384
Justsystems Corp.	19,000	473,190
Kadokawa Corp.	82,400	1,541,811
Kagome Co. Ltd.	44,300	1,082,002
Kajima Corp.	199,800	2,453,799
Kakaku.com Inc.	87,800	1,463,809
Kaken Pharmaceutical Co. Ltd.	11,600	336,700
Kamigumi Co. Ltd.	86,900	1,777,669
Kanamoto Co. Ltd.	12,100	210,454
Kandenko Co. Ltd.	125,500	843,503
Kaneka Corp.	16,100	422,695
Kanematsu Corp.	34,300	419,428
Kansai Electric Power Co. Inc. (The)	379,200	3,646,802
Kansai Paint Co. Ltd.	103,200	1,453,378
Kao Corp.	244,500	9,883,139
Katitas Co. Ltd.	25,100	615,463
Kato Sangyo Co. Ltd.	8,900	247,329
Kawasaki Heavy Industries Ltd.	90,100	2,061,723
Kawasaki Kisen Kaisha Ltd.	92,600	1,933,568
KDDI Corp.	847,900	26,491,306
Keihan Holdings Co. Ltd.	33,600	904,024
Keikyu Corp.	115,800	1,199,990
Keio Corp.	39,400	1,446,156
Keisei Electric Railway Co. Ltd.	93,900	2,738,967
Kenedix Office Investment Corp.	344	817,194
Kenedix Residential Next Investment Corp.	463	690,085
Kenedix Retail REIT Corp.	426	798,696
Kewpie Corp.	54,400	947,130
Keyence Corp.	102,900	47,371,945
KH Neochem Co. Ltd.	19,500	415,628
Kikkoman Corp.	89,000	4,707,396

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kinden Corp.	115,300	$1,321,516
Kintetsu Group Holdings Co. Ltd.	92,800	3,022,030
Kirin Holdings Co. Ltd.	413,500	6,371,920
Kissei Pharmaceutical Co. Ltd.	24,300	478,726
Ki-Star Real Estate Co. Ltd.	5,700	216,839
Kitz Corp.	130,000	823,245
Kiyo Bank Ltd. (The)	102,300	1,300,393
Kobayashi Pharmaceutical Co. Ltd.	20,900	1,500,455
Kobe Bussan Co. Ltd.	56,400	1,628,366
Kobe Steel Ltd.	172,300	928,271
Koei Tecmo Holdings Co. Ltd.	115,180	2,094,682
Kohnan Shoji Co. Ltd.	17,800	458,589
Koito Manufacturing Co. Ltd.	79,700	1,344,393
Kokuyo Co. Ltd.	31,400	447,737
Komatsu Ltd.	500,500	12,299,517
KOMEDA Holdings Co. Ltd.	45,800	851,575
Komeri Co. Ltd.	13,500	276,938
Konami Group Corp.	33,700	1,657,146
Konica Minolta Inc.	230,100	964,302
Kose Corp.	11,300	1,246,761
Kotobuki Spirits Co. Ltd.	12,900	847,320
K’s Holdings Corp.	70,600	624,169
Kubota Corp.	557,500	8,378,271
Kumagai Gumi Co. Ltd.	16,300	334,979
Kura Sushi Inc.(b)	14,600	339,201
Kuraray Co. Ltd.	129,700	1,073,533
Kureha Corp.	10,500	685,780
Kurita Water Industries Ltd.	48,100	2,174,997
Kusuri no Aoki Holdings Co. Ltd.	13,000	732,473
Kyocera Corp.	160,200	8,313,002
KYORIN Holdings Inc.	23,100	306,184
Kyoritsu Maintenance Co. Ltd.	28,500	1,301,707
Kyowa Kirin Co. Ltd.	124,500	2,776,468
Kyudenko Corp.	19,100	495,064
Kyushu Electric Power Co. Inc.	212,000	1,220,407
Kyushu Financial Group Inc.	240,600	884,323
Kyushu Railway Co.	38,000	851,833
LaSalle Logiport REIT	859	1,040,767
Lasertec Corp.	39,200	7,421,458
Lawson Inc.	21,100	843,710
Leopalace21 Corp.(a)	218,500	542,298
Lintec Corp.	13,300	230,316
Lion Corp.	96,300	1,066,015
LITALICO Inc.	12,600	257,227
Lixil Corp.	135,600	2,340,968
M&A Capital Partners Co. Ltd.(a)	10,900	369,184
M3 Inc.	226,300	6,187,700
Mabuchi Motor Co. Ltd.	34,100	976,635
Macnica Holdings Inc.	39,400	1,047,120
Makino Milling Machine Co. Ltd.	15,700	563,598
Makita Corp.	111,200	2,962,015
Mandom Corp.	17,400	197,270
Mani Inc.	48,700	712,336
Marubeni Corp.	905,100	11,104,288
Maruha Nichiro Corp.	21,300	404,445
Marui Group Co. Ltd.	106,200	1,809,704
Maruichi Steel Tube Ltd.	39,500	850,524
Maruwa Co. Ltd./Aichi	8,600	1,099,333
Maruzen Showa Unyu Co. Ltd.	9,000	218,083
Matsui Securities Co. Ltd.	57,000	341,329

Security	Shares	Value

Japan (continued)
MatsukiyoCocokara & Co.	39,390	$1,964,944
Mazda Motor Corp.	343,500	2,734,255
McDonald’s Holdings Co. Japan Ltd.	18,200	719,034
Mebuki Financial Group Inc.	504,900	1,315,172
Medipal Holdings Corp.	96,200	1,284,364
Megachips Corp.	16,200	338,255
Megmilk Snow Brand Co. Ltd.	18,200	254,728
Meidensha Corp.	20,500	304,537
MEIJI Holdings Co. Ltd.	49,500	2,552,848
Meiko Electronics Co. Ltd.(b)	14,900	334,016
Meitec Corp.	40,400	759,992
Menicon Co. Ltd.	37,800	835,264
Mercari Inc.(a)	65,800	1,433,115
Milbon Co. Ltd.	16,500	725,634
MINEBEA MITSUMI Inc.	193,100	3,366,253
Mirai Corp.	1,249	421,764
MIRAIT ONE corp.	39,000	475,613
MISUMI Group Inc.	128,500	3,234,019
Mitani Sekisan Co. Ltd.	6,700	218,909
Mitsubishi Chemical Group Corp.	611,300	3,430,276
Mitsubishi Corp.	697,000	23,339,709
Mitsubishi Electric Corp.	1,008,400	11,113,325
Mitsubishi Estate Co. Ltd.	594,300	7,638,608
Mitsubishi Estate Logistics REIT Investment Corp.	411	1,291,898
Mitsubishi Gas Chemical Co. Inc.	92,400	1,350,196
Mitsubishi HC Capital Inc.	387,430	1,977,499
Mitsubishi Heavy Industries Ltd.	150,300	5,893,257
Mitsubishi Logistics Corp.	45,200	1,055,482
Mitsubishi Materials Corp.	90,500	1,554,498
Mitsubishi Motors Corp.(a)	463,500	1,785,820
Mitsubishi UFJ Financial Group Inc.	6,276,500	45,974,614
Mitsui & Co. Ltd.	746,700	22,029,690
Mitsui Chemicals Inc.	100,400	2,363,267
Mitsui Fudosan Co. Ltd.	489,800	9,180,636
Mitsui Fudosan Logistics Park Inc.	368	1,284,343
Mitsui High-Tec Inc.	27,000	1,423,777
Mitsui Mining & Smelting Co. Ltd.	28,200	751,279
Mitsui OSK Lines Ltd.	197,600	4,904,178
Miura Co. Ltd.	40,600	1,015,946
Mixi Inc.	21,200	406,738
Mizuho Financial Group Inc.	1,223,150	19,106,153
Mizuho Leasing Co. Ltd.	19,600	520,000
Mochida Pharmaceutical Co. Ltd.	20,000	537,193
Monex Group Inc.	110,900	391,229
Money Forward Inc.(a)	24,700	915,961
Monogatari Corp. (The)	9,900	496,042
MonotaRO Co. Ltd.	123,900	1,876,881
Mori Hills REIT Investment Corp.	770	874,979
Mori Trust Hotel Reit Inc.	963	997,603
Mori Trust Sogo REIT Inc.	325	366,757
Morinaga & Co. Ltd./Japan	25,400	753,131
Morinaga Milk Industry Co. Ltd.	16,600	614,079
MOS Food Services Inc.	19,200	455,401
MS&AD Insurance Group Holdings Inc.	214,300	6,873,397
Murata Manufacturing Co. Ltd.	276,200	15,782,202
Musashi Seimitsu Industry Co. Ltd.	13,200	181,914
Nabtesco Corp.	50,100	1,466,853
Nachi-Fujikoshi Corp.	23,300	704,483
Nagase & Co. Ltd.	46,900	756,842
Nagawa Co. Ltd.(b)	4,500	276,681

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nagoya Railroad Co. Ltd.	84,400	$1,395,541
Nakanishi Inc.	43,400	920,756
Nankai Electric Railway Co. Ltd.	93,700	2,036,064
NEC Corp.	92,900	3,356,255
NEC Networks & System Integration Corp.	106,100	1,416,904
NET One Systems Co. Ltd.	52,400	1,420,039
Nexon Co. Ltd.	247,300	5,963,032
Nextage Co. Ltd.	46,200	1,039,183
NGK Insulators Ltd.	117,300	1,623,583
NGK Spark Plug Co. Ltd.	97,500	1,905,259
NH Foods Ltd.	83,500	2,506,846
NHK Spring Co. Ltd.	121,600	859,537
Nichias Corp.	25,300	489,773
Nichicon Corp.	39,900	391,965
Nichiha Corp.	12,200	261,852
Nichirei Corp.	54,000	1,129,973
Nidec Corp.	228,400	12,657,664
Nifco Inc./Japan	37,000	960,399
Nihon Kohden Corp.	38,900	1,021,941
Nihon M&A Center Holdings Inc.	145,100	1,483,416
Nihon Parkerizing Co. Ltd.	37,500	276,876
Nikkon Holdings Co. Ltd.	98,000	1,886,863
Nikon Corp.	141,600	1,398,074
Nintendo Co. Ltd.	606,400	26,292,150
Nippn Corp., New	72,800	909,889
Nippon Accommodations Fund Inc.	225	1,009,895
Nippon Building Fund Inc.	887	3,876,512
Nippon Ceramic Co. Ltd.	8,500	158,434
Nippon Densetsu Kogyo Co. Ltd.	14,800	185,355
Nippon Electric Glass Co. Ltd.	80,900	1,502,345
Nippon Express Holdings Inc.	30,400	1,764,195
Nippon Gas Co. Ltd.	65,000	1,037,486
Nippon Kayaku Co. Ltd.	62,900	584,099
Nippon Light Metal Holdings Co. Ltd.	97,070	1,112,605
Nippon Paint Holdings Co. Ltd.	470,100	4,291,766
Nippon Paper Industries Co. Ltd.	34,800	259,088
Nippon Prologis REIT Inc.	966	2,191,990
NIPPON REIT Investment Corp.	193	491,474
Nippon Sanso Holdings Corp.	51,600	841,641
Nippon Seiki Co. Ltd.	96,700	623,397
Nippon Shinyaku Co. Ltd.	30,300	1,559,424
Nippon Shokubai Co. Ltd.	13,300	563,057
Nippon Soda Co. Ltd.	16,700	545,847
Nippon Steel Corp.	459,800	9,570,609
Nippon Suisan Kaisha Ltd.	149,600	621,622
Nippon Telegraph & Telephone Corp.	621,300	18,630,002
Nippon Yusen KK	190,200	4,524,639
Nipro Corp.(b)	53,100	426,255
Nishimatsu Construction Co. Ltd.	19,600	612,271
Nishimatsuya Chain Co. Ltd.	39,600	470,244
Nishi-Nippon Financial Holdings Inc.	56,300	468,612
Nishi-Nippon Railroad Co. Ltd.	30,400	561,413
Nissan Chemical Corp.	84,200	3,975,051
Nissan Motor Co. Ltd.	1,277,800	4,591,058
Nissha Co. Ltd.	20,200	300,546
Nisshin Oillio Group Ltd. (The)	17,300	424,950
Nisshin Seifun Group Inc.	119,300	1,494,291
Nisshinbo Holdings Inc.	79,200	592,014
Nissin Electric Co. Ltd.	41,400	429,242
Nissin Foods Holdings Co. Ltd.	24,900	1,946,623

Security	Shares	Value

Japan (continued)
Nitori Holdings Co. Ltd.	35,600	$4,711,863
Nitta Corp.	12,000	265,346
Nitto Boseki Co. Ltd.	11,200	176,619
Nitto Denko Corp.	74,700	4,828,415
Noevir Holdings Co. Ltd.	13,300	585,664
NOF Corp.	22,700	966,956
Nojima Corp.	37,400	401,484
NOK Corp.	36,300	344,753
Nomura Co. Ltd.	40,400	290,682
Nomura Holdings Inc.	1,431,200	5,711,676
Nomura Real Estate Holdings Inc.	34,700	764,803
Nomura Real Estate Master Fund Inc.	1,253	1,465,339
Nomura Research Institute Ltd.	152,100	3,651,552
NS Solutions Corp.	13,800	355,191
NSD Co. Ltd.	53,000	952,191
NSK Ltd.	229,700	1,291,916
NTN Corp.	479,600	994,242
NTT Data Corp.	367,900	5,706,635
NTT UD REIT Investment Corp.	663	676,182
Obayashi Corp.	350,900	2,721,834
OBIC Business Consultants Co. Ltd.	22,300	875,772
Obic Co. Ltd.	31,700	5,082,355
Odakyu Electric Railway Co. Ltd.	128,400	1,688,122
Ogaki Kyoritsu Bank Ltd. (The)	14,000	209,922
Ohsho Food Service Corp.	12,000	560,806
Oisix ra daichi Inc.(a)(b)	21,400	361,139
Oji Holdings Corp.	402,400	1,663,018
Okamura Corp.	16,100	176,592
Oki Electric Industry Co. Ltd.	60,600	342,312
Okinawa Electric Power Co. Inc. (The)	20,200	167,996
OKUMA Corp.	9,900	401,277
Okumura Corp.	14,300	332,677
Olympus Corp.	695,800	13,080,769
Omron Corp.	100,500	5,814,988
One REIT Inc.	152	288,122
Ono Pharmaceutical Co. Ltd.	197,500	4,285,490
Open House Group Co. Ltd.	27,600	1,044,115
Oracle Corp. Japan	17,200	1,178,317
Organo Corp.	28,000	711,741
Orient Corp.	19,820	181,094
Oriental Land Co. Ltd./Japan	105,000	17,495,084
ORIX Corp.	631,500	11,103,652
Orix JREIT Inc.	1,179	1,622,142
Osaka Gas Co. Ltd.	181,100	2,922,390
OSG Corp.	40,700	638,782
Otsuka Corp.	39,800	1,309,402
Otsuka Holdings Co. Ltd.	207,300	6,650,269
Outsourcing Inc.	60,500	470,158
PALTAC Corp.	13,500	488,795
Pan Pacific International Holdings Corp.	201,500	3,726,364
Panasonic Holdings Corp.	1,247,400	11,567,600
Paramount Bed Holdings Co. Ltd.	23,900	459,032
Park24 Co. Ltd.(a)	95,800	1,624,837
Pasona Group Inc.	13,900	224,270
Penta-Ocean Construction Co. Ltd.	124,000	618,459
PeptiDream Inc.(a)	75,700	1,181,934
Persol Holdings Co. Ltd.	107,800	2,363,570
Pigeon Corp.	83,600	1,328,643
Pilot Corp.	20,000	713,844
PKSHA Technology Inc.(a)(b)	23,900	333,850

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Pola Orbis Holdings Inc.	38,900	$561,238
Prestige International Inc.	117,100	653,230
Prima Meat Packers Ltd.	13,100	222,231
Raito Kogyo Co. Ltd.	20,000	296,815
Raksul Inc.(a)(b)	37,400	404,866
Rakus Co. Ltd.	71,800	983,988
Rakuten Group Inc.(a)	492,000	2,508,435
Recruit Holdings Co. Ltd.	756,700	24,335,669
Relo Group Inc.	48,000	813,427
Renesas Electronics Corp.(a)	613,000	6,305,380
Rengo Co. Ltd.	97,000	684,626
RENOVA Inc.(a)(b)	30,800	536,066
Resona Holdings Inc.	1,236,800	6,844,109
Resorttrust Inc.	47,100	860,644
Ricoh Co. Ltd.	269,800	2,094,354
Riken Keiki Co. Ltd.	9,600	342,449
Rinnai Corp.	10,200	805,086
Rohm Co. Ltd.	31,000	2,484,076
Rohto Pharmaceutical Co. Ltd.	64,800	1,195,652
Rorze Corp.	10,300	791,734
Round One Corp.	124,800	459,837
RS Technologies Co. Ltd.	29,700	902,558
Ryohin Keikaku Co. Ltd.	115,500	1,280,680
Saizeriya Co. Ltd.	16,200	401,581
Sakai Moving Service Co. Ltd.	6,200	214,401
Sakata Seed Corp.	28,300	904,130
SAMTY Co. Ltd.	27,300	431,180
San-A Co. Ltd.	10,800	347,614
San-Ai Obbli Co. Ltd.	16,500	171,670
SanBio Co. Ltd.(a)(b)	15,800	90,499
Sangetsu Corp.	71,200	1,251,206
San-in Godo Bank Ltd. (The)	215,900	1,342,919
Sanken Electric Co. Ltd.	20,000	1,135,760
Sanki Engineering Co. Ltd.	20,500	246,146
Sankyo Co. Ltd.	42,900	1,732,800
Sankyu Inc.	25,100	986,223
Sanrio Co. Ltd.	63,500	2,422,032
Sansan Inc.(a)	36,800	458,979
Santen Pharmaceutical Co. Ltd.	127,100	990,840
Sanwa Holdings Corp.	102,700	1,087,225
Sapporo Holdings Ltd.	56,200	1,372,464
Sato Holdings Corp.	7,600	123,883
Sawai Group Holdings Co. Ltd.	14,700	454,814
SBI Holdings Inc.	122,900	2,605,393
SCREEN Holdings Co. Ltd.	22,100	1,646,823
SCSK Corp.	79,400	1,293,221
Secom Co. Ltd.	104,700	6,237,582
Sega Sammy Holdings Inc.	112,300	1,778,216
Seibu Holdings Inc.	123,300	1,383,132
Seiko Epson Corp.	124,900	1,936,949
Seino Holdings Co. Ltd.	45,100	450,413
Seiren Co. Ltd.	23,300	427,919
Sekisui Chemical Co. Ltd.	134,000	1,877,110
Sekisui House Ltd.	345,200	6,524,024
Sekisui House Reit Inc.	2,111	1,154,007
Senko Group Holdings Co. Ltd.	117,400	908,071
Seria Co. Ltd.	29,700	652,662
Seven & i Holdings Co. Ltd.	390,100	18,417,751
Seven Bank Ltd.	760,000	1,561,769
SG Holdings Co. Ltd.	140,400	2,166,557

Security	Shares	Value

Japan (continued)
Sharp Corp./Japan	99,600	$827,882
Shibaura Machine Co. Ltd.	14,200	311,106
SHIFT Inc.(a)	8,000	1,493,085
Shiga Bank Ltd. (The)	19,300	401,725
Shikoku Electric Power Co. Inc.	79,900	461,958
Shima Seiki Manufacturing Ltd.	22,800	345,395
Shimadzu Corp.	119,500	3,672,362
Shimamura Co. Ltd.	16,900	1,585,288
Shimano Inc.	27,600	4,922,057
Shimizu Corp.	197,900	1,109,367
Shin-Etsu Chemical Co. Ltd.	200,300	29,528,829
Shinko Electric Industries Co. Ltd.	43,600	1,226,730
Shinsei Bank Ltd.	38,800	715,639
Shionogi & Co. Ltd.	128,800	6,137,898
Ship Healthcare Holdings Inc.	49,700	965,036
Shiseido Co. Ltd.	211,500	10,992,923
Shizuoka Financial Group Inc., NVS	195,500	1,656,204
SHO-BOND Holdings Co. Ltd.	33,700	1,437,848
Shochiku Co. Ltd.(a)	4,900	417,783
Shoei Co. Ltd.	26,100	1,004,996
Showa Denko KK	96,400	1,647,532
Skylark Holdings Co. Ltd.(a)(b)	98,600	1,173,426
SMC Corp.	26,200	13,307,256
SMS Co. Ltd.	50,900	1,338,900
SoftBank Corp.	1,526,800	17,469,787
SoftBank Group Corp.	615,400	29,134,300
Sohgo Security Services Co. Ltd.	31,800	875,514
Sojitz Corp.	123,760	2,453,704
Sompo Holdings Inc.	135,900	5,850,344
Sony Group Corp.	656,800	58,686,088
Sosei Group Corp.(a)	46,000	871,302
SOSiLA Logistics REIT Inc.	862	858,057
Sotetsu Holdings Inc.	99,700	1,704,454
S-Pool Inc.	93,200	556,764
Square Enix Holdings Co. Ltd.	27,500	1,300,510
Stanley Electric Co. Ltd.	80,000	1,721,700
Star Asia Investment Corp.	1,393	565,111
Starts Corp. Inc.	15,900	316,180
Subaru Corp.	268,800	4,416,824
Sugi Holdings Co. Ltd.	17,800	778,004
SUMCO Corp.	148,600	2,201,771
Sumitomo Bakelite Co. Ltd.	19,300	628,871
Sumitomo Chemical Co. Ltd.	843,400	3,237,502
Sumitomo Corp.	606,800	10,892,017
Sumitomo Electric Industries Ltd.	388,600	4,669,480
Sumitomo Forestry Co. Ltd.	57,400	1,073,236
Sumitomo Heavy Industries Ltd.	46,000	1,022,914
Sumitomo Metal Mining Co. Ltd.	124,700	5,063,222
Sumitomo Mitsui Construction Co. Ltd.	123,500	399,449
Sumitomo Mitsui Financial Group Inc.	702,200	30,518,359
Sumitomo Mitsui Trust Holdings Inc.	157,200	5,726,581
Sumitomo Osaka Cement Co. Ltd.	12,700	334,169
Sumitomo Pharma Co., Ltd.	112,200	788,863
Sumitomo Realty & Development Co. Ltd.	122,600	2,988,636
Sumitomo Rubber Industries Ltd.	119,500	1,060,893
Sumitomo Warehouse Co. Ltd. (The)	97,600	1,502,747
Sundrug Co. Ltd.	63,800	1,805,113
Suntory Beverage & Food Ltd.	39,500	1,333,826
Suruga Bank Ltd.	216,300	705,978
Suzuken Co. Ltd.	34,400	906,030

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Suzuki Motor Corp.	197,800	$7,415,954
Sysmex Corp.	94,500	6,273,388
Systena Corp.	134,500	431,771
T Hasegawa Co. Ltd.	19,300	472,476
T&D Holdings Inc.	254,700	4,076,791
Tadano Ltd.	117,200	870,178
Taiheiyo Cement Corp.	85,700	1,476,903
Taikisha Ltd.	14,800	405,902
Taisei Corp.	97,500	3,365,892
Taisho Pharmaceutical Holdings Co. Ltd.	14,800	622,572
Taiyo Holdings Co. Ltd.	22,500	415,073
Taiyo Yuden Co. Ltd.	41,200	1,399,379
Takara Bio Inc.	35,100	464,656
Takara Holdings Inc.	81,400	661,467
Takasago Thermal Engineering Co. Ltd.	39,600	574,258
Takashimaya Co. Ltd.	116,200	1,623,465
Takeda Pharmaceutical Co. Ltd.	813,454	25,572,853
Takeuchi Manufacturing Co. Ltd.	28,600	632,988
Takuma Co. Ltd.	101,200	1,002,446
TDK Corp.	209,000	7,466,788
TechnoPro Holdings Inc.	43,100	1,341,926
Teijin Ltd.	79,300	814,278
Terumo Corp.	368,500	10,727,165
THK Co. Ltd.	78,200	1,659,587
TIS Inc.	116,200	3,350,668
TKC Corp.	15,200	433,111
Toagosei Co. Ltd.	114,100	1,035,450
Tobu Railway Co. Ltd.	92,500	2,170,337
Tocalo Co. Ltd.	105,700	1,012,547
Toda Corp.	88,900	484,904
Toei Co. Ltd.	2,700	356,966
Toho Co. Ltd./Tokyo	30,300	1,119,083
Toho Gas Co. Ltd.	34,800	682,488
Toho Holdings Co. Ltd.	20,600	336,445
Tohoku Electric Power Co. Inc.	231,000	1,242,435
Tokai Carbon Co. Ltd.	91,800	792,018
TOKAI Holdings Corp.	74,900	499,628
Tokai Rika Co. Ltd.	106,000	1,230,405
Tokai Tokyo Financial Holdings Inc.	367,700	1,071,737
Tokio Marine Holdings Inc.	991,000	20,756,201
Tokuyama Corp.	20,100	294,057
Tokyo Century Corp.	15,400	541,482
Tokyo Electric Power Co. Holdings Inc.(a)	882,100	3,303,279
Tokyo Electron Ltd.	82,300	28,765,838
Tokyo Gas Co. Ltd.	198,000	4,146,059
Tokyo Ohka Kogyo Co. Ltd.	16,600	818,155
Tokyo Seimitsu Co. Ltd.	47,000	1,618,203
Tokyo Steel Manufacturing Co. Ltd.	80,700	878,043
Tokyo Tatemono Co. Ltd.	94,400	1,170,325
Tokyu Construction Co. Ltd.	82,300	418,868
Tokyu Corp.	218,600	2,811,061
Tokyu Fudosan Holdings Corp.	241,300	1,224,412
Tokyu REIT Inc.	441	664,510
Tomy Co. Ltd.	102,400	1,010,616
Topcon Corp.	52,800	688,065
Toppan Inc.	128,400	2,068,803
Toray Industries Inc.	735,700	4,520,176
Toridoll Holdings Corp.(b)	36,700	796,130
Toshiba Corp.	209,700	7,202,492
Toshiba TEC Corp.	17,300	492,291

Security	Shares	Value

Japan (continued)
Tosoh Corp.	117,000	$1,530,759
Totetsu Kogyo Co. Ltd.	9,700	200,511
TOTO Ltd.	86,100	3,346,095
Towa Pharmaceutical Co. Ltd.	12,100	191,040
Toyo Gosei Co. Ltd.	3,600	256,952
Toyo Ink SC Holdings Co. Ltd.	17,600	252,801
Toyo Seikan Group Holdings Ltd.	109,800	1,425,300
Toyo Suisan Kaisha Ltd.	35,100	1,450,360
Toyo Tire Corp.	42,900	513,233
Toyobo Co. Ltd.	30,300	241,210
Toyoda Gosei Co. Ltd.	20,900	347,025
Toyota Boshoku Corp.	34,600	513,183
Toyota Industries Corp.	85,500	5,204,609
Toyota Motor Corp.	5,464,500	80,250,077
Toyota Tsusho Corp.	105,000	4,445,926
Trancom Co. Ltd.	2,400	137,514
Transcosmos Inc.	11,100	289,775
TRE Holdings Corp.	24,100	271,572
Trend Micro Inc./Japan(a)	70,400	3,485,787
Tri Chemical Laboratories Inc.	26,000	472,140
Trusco Nakayama Corp.	23,200	380,091
TS Tech Co. Ltd.	38,900	484,566
Tsubakimoto Chain Co.	12,800	306,415
Tsumura & Co.	36,400	778,307
Tsuruha Holdings Inc.	14,100	1,038,149
UACJ Corp.	14,400	270,380
UBE Corp.	99,600	1,562,262
Ulvac Inc.	42,600	1,992,912
Unicharm Corp.	210,400	8,025,841
United Urban Investment Corp.	1,193	1,357,517
Universal Entertainment Corp.(a)	23,800	452,440
Ushio Inc.	59,300	794,890
USS Co. Ltd.	115,500	1,899,763
UT Group Co. Ltd.	16,900	344,249
Valor Holdings Co. Ltd.	17,900	257,957
ValueCommerce Co. Ltd.	15,000	205,805
Visional Inc.(a)	10,900	789,798
Wacoal Holdings Corp.	23,700	445,575
Wacom Co. Ltd.	191,300	944,753
WealthNavi Inc.(a)(b)	18,400	201,710
Welcia Holdings Co. Ltd.	98,200	2,194,835
West Holdings Corp.	16,600	497,760
West Japan Railway Co.	104,100	4,359,552
Yakult Honsha Co. Ltd.	80,700	5,761,004
Yamada Holdings Co. Ltd.	345,600	1,254,862
Yamaguchi Financial Group Inc.	151,000	1,044,369
Yamaha Corp.	84,900	3,301,257
Yamaha Motor Co. Ltd.	135,200	3,330,068
Yamato Holdings Co. Ltd.	125,400	2,194,116
Yamato Kogyo Co. Ltd.	26,100	989,233
Yamazaki Baking Co. Ltd.	62,000	725,382
Yaoko Co. Ltd.	10,800	563,805
Yaskawa Electric Corp.	118,600	4,635,966
Yokogawa Bridge Holdings Corp.	17,200	265,480
Yokogawa Electric Corp.	114,100	2,003,548
Yokohama Rubber Co. Ltd. (The)	83,800	1,376,737
Yoshinoya Holdings Co. Ltd.(b)	37,500	687,661
Z Holdings Corp.	1,510,400	4,394,839
Zenkoku Hosho Co. Ltd.	21,500	837,377
Zensho Holdings Co. Ltd.	57,500	1,467,698

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Zeon Corp.	51,800	$509,531
Zojirushi Corp.	24,800	317,099
ZOZO Inc.	77,500	2,009,049

		2,155,408,605

Netherlands — 3.8%
Aalberts NV	65,019	3,074,265
ABN AMRO Bank NV, CVA(c)	233,499	3,875,511
Adyen NV(a)(c)	11,636	17,592,550
Aegon NV	998,780	5,509,062
AerCap Holdings NV(a)	78,662	4,972,225
Akzo Nobel NV	94,028	7,003,672
Alfen Beheer BV(a)(c)	16,053	1,489,370
Allfunds Group PLC	302,148	2,403,575
Arcadis NV	24,964	1,083,949
ASM International NV	25,769	8,715,229
ASML Holding NV	209,567	138,659,511
ASR Nederland NV	83,264	3,941,009
Basic-Fit NV(a)(b)(c)	31,483	1,034,509
BE Semiconductor Industries NV	29,340	2,098,583
Corbion NV	27,646	1,063,847
Davide Campari-Milano NV	318,097	3,412,252
Eurocommercial Properties NV	40,780	1,021,172
EXOR NV, NVS(a)	55,267	4,393,098
Flow Traders Ltd., NVS	31,936	821,457
Heineken Holding NV	57,735	4,766,942
Heineken NV	136,625	13,654,152
IMCD NV	32,370	5,131,674
ING Groep NV(a)	1,961,020	28,396,081
InPost SA(a)	173,035	1,671,022
Iveco Group NV(a)	127,206	1,041,891
JDE Peet’s NV	19,378	580,815
Just Eat Takeaway.com NV(a)(c)	89,293	2,290,684
Just Eat Takeaway.com NV(a)(c)	19,452	497,459
Koninklijke Ahold Delhaize NV	534,874	15,964,364
Koninklijke BAM Groep NV(a)	131,867	336,077
Koninklijke DSM NV	90,556	11,645,681
Koninklijke KPN NV	1,753,394	5,994,579
Koninklijke Philips NV	447,184	7,720,833
Koninklijke Vopak NV	48,924	1,474,108
MFE-MediaForEurope NV, Class A	329,874	144,566
MFE-MediaForEurope NV, Class B	329,205	222,904
NN Group NV	153,064	6,650,336
NSI NV	8,271	215,804
OCI NV	40,864	1,391,029
Pharming Group NV(a)	928,937	1,288,402
PostNL NV	194,167	406,548
Prosus NV	436,398	35,237,056
QIAGEN NV(a)	123,643	6,031,688
Randstad NV	61,813	3,962,111
SBM Offshore NV	116,387	1,829,726
Shop Apotheke Europe NV(a)(c)	9,677	697,746
Signify NV(b)(c)	77,985	2,823,478
Technip Energies NV	148,529	2,879,575
TKH Group NV	21,407	971,561
Universal Music Group NV	387,647	9,909,174
Wolters Kluwer NV	136,911	14,926,451

		402,919,363

New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(a)	468,017	2,244,621

Security	Shares	Value

New Zealand (continued)
Auckland International Airport Ltd.(a)	683,616	$3,762,305
Chorus Ltd.	214,950	1,163,232
Contact Energy Ltd.	485,717	2,442,746
EBOS Group Ltd.	91,276	2,544,486
Fisher & Paykel Healthcare Corp. Ltd.	319,515	5,243,620
Fletcher Building Ltd.	563,626	1,855,991
Goodman Property Trust	796,417	1,061,376
Infratil Ltd.	599,213	3,449,692
Mercury NZ Ltd.	283,112	1,099,875
Meridian Energy Ltd.	787,237	2,720,853
Ryman Healthcare Ltd.	307,321	1,372,544
SKYCITY Entertainment Group Ltd.(a)	280,380	456,176
Spark New Zealand Ltd.	1,084,625	3,657,068
Summerset Group Holdings Ltd.	256,641	1,625,292

		34,699,877

Norway — 0.8%
Adevinta ASA(a)	192,118	1,646,996
Aker ASA, Class A	13,191	953,803
Aker BP ASA	164,994	5,026,003
Atea ASA	30,245	341,156
Austevoll Seafood ASA	62,187	616,065
Bakkafrost P/F	20,201	1,253,502
Borregaard ASA	45,450	700,712
DNB Bank ASA	481,063	8,995,669
DNO ASA	946,932	1,168,236
Entra ASA(c)	23,381	276,552
Equinor ASA	492,652	15,014,379
Frontline PLC, NVS(b)	104,679	1,442,409
Gjensidige Forsikring ASA	110,972	1,994,550
Golden Ocean Group Ltd.	126,902	1,214,031
Kahoot! ASA(a)(b)	337,219	596,115
Kongsberg Gruppen ASA	42,200	1,680,054
Leroy Seafood Group ASA	139,633	822,288
Mowi ASA	218,544	4,041,242
NEL ASA(a)(b)	906,522	1,553,630
Nordic Semiconductor ASA(a)	63,600	1,014,169
Norsk Hydro ASA	778,946	6,315,576
Orkla ASA	399,559	2,982,994
Salmar ASA	29,042	1,350,443
Scatec ASA(c)	65,407	533,471
Schibsted ASA, Class A	17,250	376,720
Schibsted ASA, Class B	78,909	1,649,585
SpareBank 1 SMN	122,842	1,566,575
SpareBank 1 SR-Bank ASA	196,455	2,277,757
Storebrand ASA	351,395	3,059,091
Subsea 7 SA	172,734	2,152,624
Telenor ASA	324,968	3,401,963
TGS ASA	105,114	1,740,384
TOMRA Systems ASA	149,844	2,645,246
Veidekke ASA	47,333	488,736
Yara International ASA	96,253	4,276,644

		85,169,370

Portugal — 0.2%
Banco Comercial Portugues SA, Class R(b)	4,386,338	934,504
EDP - Energias de Portugal SA	1,413,696	7,023,606
Galp Energia SGPS SA	301,388	4,125,412
Jeronimo Martins SGPS SA	139,901	3,037,352
Navigator Co. SA (The)	215,938	756,017
NOS SGPS SA	107,971	463,011

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal (continued)
REN - Redes Energeticas Nacionais SGPS SA	459,464	$1,262,823
Sonae SGPS SA	877,932	894,855

		18,497,580

Singapore — 1.4%
CapitaLand Ascendas REIT	1,314,612	2,892,975
CapitaLand Ascott Trust	1,775,153	1,504,859
CapitaLand China Trust(b)	703,380	670,713
CapitaLand Integrated Commercial Trust	2,655,635	4,344,973
Capitaland Investment Ltd/Singapore	1,436,300	4,351,429
CDL Hospitality Trusts	559,690	577,534
City Developments Ltd.	153,800	976,142
ComfortDelGro Corp. Ltd.	1,701,400	1,558,738
DBS Group Holdings Ltd.	929,500	25,446,244
ESR-LOGOS REIT	2,153,151	625,063
Frasers Centrepoint Trust(b)	568,219	963,353
Frasers Logistics & Commercial Trust	1,587,487	1,527,947
Genting Singapore Ltd.	3,823,600	2,895,837
Golden Agri-Resources Ltd.	3,345,400	637,296
Grab Holdings Ltd., Class A(a)	748,859	2,838,176
Jardine Cycle & Carriage Ltd.	107,800	2,389,885
Keppel Corp. Ltd.	865,500	4,997,101
Keppel DC REIT(b)	629,250	980,790
Keppel Infrastructure Trust(b)	3,994,300	1,751,360
Keppel REIT	796,200	586,814
Manulife US Real Estate Investment Trust	813,116	268,997
Mapletree Industrial Trust(b)	1,135,540	2,063,676
Mapletree Logistics Trust	2,214,534	2,862,932
Mapletree Pan Asia Commercial Trust	1,269,400	1,766,272
NetLink NBN Trust	3,785,800	2,524,804
OUE Commercial Real Estate Investment Trust	1,187,948	317,126
Oversea-Chinese Banking Corp. Ltd.(b)	1,709,800	16,893,419
Parkway Life REIT	201,800	624,586
SATS Ltd.(a)	351,900	812,081
Sea Ltd., ADR(a)	192,660	12,416,937
Sembcorp Industries Ltd.	735,700	2,028,821
Sembcorp Marine Ltd.(a)	11,073,488	1,202,179
Silverlake Axis Ltd.	1,225,300	336,966
Singapore Airlines Ltd.	827,000	3,739,582
Singapore Exchange Ltd.	230,000	1,620,009
Singapore Post Ltd.(b)	846,300	361,540
Singapore Technologies Engineering Ltd.	807,900	2,271,444
Singapore Telecommunications Ltd.	4,341,300	8,314,290
SPH REIT	859,550	638,677
Starhill Global REIT	1,020,100	443,737
Suntec REIT(b)	1,022,100	1,092,770
United Overseas Bank Ltd.	595,200	13,529,270
UOL Group Ltd.	216,500	1,155,150
Venture Corp. Ltd.	132,900	1,876,728
Wilmar International Ltd.	1,090,300	3,389,765
Yangzijiang Financial Holding Ltd.(a)	1,360,500	385,462
Yangzijiang Shipbuilding Holdings Ltd.	1,493,400	1,472,270

		146,926,719

Spain — 2.2%
Acciona SA	12,341	2,407,729
Acerinox SA	93,126	1,008,549
ACS Actividades de Construccion y Servicios SA	126,718	3,750,056
Aena SME SA(a)(c)	38,434	5,774,669
Almirall SA	41,017	413,290
Amadeus IT Group SA(a)	237,849	14,985,427

Security	Shares	Value

Spain (continued)
Applus Services SA	48,427	$371,665
Banco Bilbao Vizcaya Argentaria SA	3,135,564	22,148,910
Banco de Sabadell SA	3,291,908	4,303,720
Banco Santander SA	8,742,338	30,553,941
Bankinter SA	461,372	3,328,802
Befesa SA(c)	28,058	1,609,439
CaixaBank SA	2,352,839	10,439,451
Cellnex Telecom SA(c)	284,788	11,160,268
Cia. de Distribucion Integral Logista Holdings SA	55,335	1,499,216
Cie. Automotive SA	22,849	678,720
Construcciones y Auxiliar de Ferrocarriles SA	42,719	1,375,835
Ebro Foods SA	26,653	457,872
EDP Renovaveis SA	154,144	3,352,799
Enagas SA	23,187	415,773
Endesa SA	194,125	3,870,216
Faes Farma SA	153,482	575,297
Ferrovial SA	262,381	7,742,405
Fluidra SA	75,150	1,326,702
Gestamp Automocion SA(c)	75,902	335,133
Grifols SA(a)(b)	160,361	2,122,867
Grupo Catalana Occidente SA	68,524	2,124,007
Iberdrola SA	3,124,413	36,654,880
Iberdrola SA, NVS	47,210	551,480
Indra Sistemas SA	81,798	998,780
Industria de Diseno Textil SA	551,863	17,229,609
Inmobiliaria Colonial Socimi SA	202,094	1,474,024
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	537,602	560,265
Mapfre SA	647,424	1,302,257
Mediaset Espana Comunicacion SA(a)	67,564	242,078
Melia Hotels International SA(a)	67,704	450,829
Merlin Properties Socimi SA	222,727	2,176,639
Naturgy Energy Group SA	86,061	2,440,880
Neinor Homes SA(c)	16,719	167,750
Pharma Mar SA	14,730	971,352
Prosegur Cia. de Seguridad SA	77,588	175,606
Red Electrica Corp. SA	57,325	1,014,589
Repsol SA	722,467	11,867,846
Sacyr SA	241,226	742,065
Solaria Energia y Medio Ambiente SA(a)	54,981	1,128,137
Tecnicas Reunidas SA(a)	29,875	358,900
Telefonica SA	2,730,200	10,372,086
Viscofan SA	24,556	1,582,649

		230,595,459

Sweden — 3.2%
AAK AB	124,916	2,156,022
AddTech AB, Class B	157,952	2,522,388
AFRY AB	55,248	997,366
Alfa Laval AB	155,572	4,888,948
Alleima AB, NVS(a)	153,215	766,171
Arjo AB, Class B	101,964	395,671
Assa Abloy AB, Class B	512,024	12,061,366
Atlas Copco AB, Class A	1,375,553	16,322,396
Atlas Copco AB, Class B	810,284	8,546,556
Avanza Bank Holding AB	86,832	2,003,527
Axfood AB	42,322	1,090,034
Beijer Ref AB	154,462	2,382,877
Billerud AB	84,600	982,818
Biotage AB	55,916	864,179
Boliden AB	157,957	7,088,633

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Bravida Holding AB(c)	106,322	$1,175,324
Bure Equity AB	51,622	1,300,266
Castellum AB	150,785	2,068,931
Catena AB	24,886	1,041,131
Cint Group AB(a)	129,095	484,549
Corem Property Group AB, Class B	743,658	680,812
Dios Fastigheter AB	78,123	595,321
Dometic Group AB(c)	181,566	1,144,240
Electrolux AB, Class B	134,881	1,910,434
Electrolux Professional AB, Class B	206,144	960,549
Elekta AB, Class B	231,968	1,688,446
Embracer Group AB(a)(b)	383,019	1,785,300
Epiroc AB, Class A	354,258	6,892,711
Epiroc AB, Class B	192,604	3,211,185
EQT AB	168,244	3,796,386
Essity AB, Class B	316,683	8,273,070
Evolution AB(c)	82,214	9,240,118
Fabege AB	157,036	1,484,178
Fastighets AB Balder, Class B(a)	237,341	1,222,838
Fortnox AB	340,282	1,717,111
Getinge AB, Class B	132,407	2,982,809
Granges AB	65,788	550,275
H & M Hennes & Mauritz AB, Class B	377,732	4,652,255
Hexagon AB, Class B	1,009,021	11,566,914
Hexatronic Group AB	119,914	1,475,956
Hexpol AB	193,676	2,092,253
Holmen AB, Class B	37,102	1,530,293
Hufvudstaden AB, Class A	85,675	1,290,278
Husqvarna AB, Class B	275,274	2,342,000
Industrivarden AB, Class A	68,028	1,802,085
Industrivarden AB, Class C	115,768	3,049,869
Indutrade AB	125,604	2,789,316
Instalco AB	231,585	895,804
Intrum AB	43,504	563,011
Investment AB Latour, Class B	79,766	1,682,976
Investor AB, Class A	265,696	5,302,917
Investor AB, Class B	920,770	17,892,378
JM AB	25,094	467,806
Kindred Group PLC	128,858	1,298,531
Kinnevik AB, Class B(a)	129,854	2,007,172
L E Lundbergforetagen AB, Class B	27,252	1,261,965
Lifco AB, Class B	150,230	2,759,776
Lindab International AB	73,170	1,037,798
Loomis AB	71,811	2,135,473
Millicom International Cellular SA, SDR(a)(b)	106,167	1,818,995
MIPS AB	27,600	1,056,231
Modern Times Group MTG AB, Class B	86,212	763,250
Mycronic AB	98,705	2,109,885
NCC AB, Class B	59,749	591,089
Neobo Fastigheter AB(a)(b)	62,383	116,622
Nibe Industrier AB, Class B	810,202	8,753,637
Nolato AB, Class B	229,794	1,387,767
Nordea Bank Abp	1,755,399	20,521,288
Nordnet AB publ	113,378	1,842,906
Nyfosa AB	79,830	696,109
Pandox AB(a)	68,189	938,820
Peab AB, Class B	104,568	652,551
PowerCell Sweden AB(a)	43,951	589,302
Resurs Holding AB(c)	44,477	118,430
Saab AB, Class B	43,129	1,765,635

Security	Shares	Value

Sweden (continued)
Sagax AB, Class B	113,809	$2,830,998
Samhallsbyggnadsbolaget i Norden AB(b)	709,490	1,296,161
Sandvik AB	547,304	11,311,480
Sectra AB, NVS	112,015	1,586,323
Securitas AB, Class B(b)	199,414	1,825,347
Sinch AB(a)(c)	349,430	1,444,534
Skandinaviska Enskilda Banken AB, Class A	834,885	10,106,958
Skanska AB, Class B	181,114	3,196,680
SKF AB, Class B	198,309	3,509,731
SSAB AB, Class B	351,646	2,396,349
Stillfront Group AB(a)	364,777	636,651
Storskogen Group AB	728,786	636,371
Svenska Cellulosa AB SCA, Class B	339,597	4,715,758
Svenska Handelsbanken AB, Class A	736,901	7,684,416
Sweco AB, Class B	117,668	1,276,440
Swedbank AB, Class A	470,787	9,056,254
Swedish Orphan Biovitrum AB(a)	98,448	2,195,446
Tele2 AB, Class B	315,147	2,721,776
Telefonaktiebolaget LM Ericsson, Class B	1,495,894	8,676,874
Telia Co. AB	1,352,428	3,492,835
Thule Group AB(c)	68,696	1,646,217
Trelleborg AB, Class B	134,926	3,373,754
Troax Group AB	32,232	678,242
Viaplay Group AB, Class B(a)	30,530	753,794
Vitec Software Group AB, Class B	26,259	1,112,277
Vitrolife AB	36,265	777,544
Volvo AB, Class A	107,864	2,240,737
Volvo AB, Class B	817,238	16,216,866
Volvo Car AB, Class B(a)(b)	337,405	1,683,481
Wallenstam AB, Class B	204,843	940,364
Wihlborgs Fastigheter AB	251,431	2,070,061

		342,984,998

Switzerland — 8.4%
ABB Ltd., Registered	831,461	28,947,856
Accelleron Industries AG, NVS(a)	44,536	1,051,906
Adecco Group AG, Registered	90,626	3,365,913
Alcon Inc.	267,613	20,193,676
Allreal Holding AG, Registered	8,843	1,515,653
ALSO Holding AG, Registered	2,908	592,344
Bachem Holding AG, Class A	20,749	1,834,914
Baloise Holding AG, Registered	25,763	4,237,315
Banque Cantonale Vaudoise, Registered	17,897	1,701,236
Barry Callebaut AG, Registered	2,059	4,301,936
Belimo Holding AG, Registered	5,282	2,785,962
BKW AG	12,963	1,864,109
Bossard Holding AG, Class A, Registered	2,673	681,117
Bucher Industries AG, Registered	2,022	921,358
Burckhardt Compression Holding AG	2,147	1,329,304
Bystronic AG, Registered	512	384,737
Cembra Money Bank AG	11,069	982,778
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	415	4,557,828
Chocoladefabriken Lindt & Spruengli AG, Registered	43	4,840,052
Cie. Financiere Richemont SA, Class A, Registered	282,552	43,557,427
Clariant AG, Registered	130,588	2,239,378
Coca-Cola HBC AG, Class DI	98,154	2,385,277
Comet Holding AG, Registered	5,917	1,367,777
Credit Suisse Group AG, Registered	1,905,621	6,564,639
Daetwyler Holding AG, Bearer	3,364	713,459
DKSH Holding AG	11,975	1,020,211

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
dormakaba Holding AG	1,106	$462,061
Dufry AG, Registered(a)	41,451	1,902,915
Emmi AG, Registered	1,088	1,013,632
EMS-Chemie Holding AG, Registered	3,934	2,932,719
Flughafen Zurich AG, Registered(a)	12,880	2,346,656
Forbo Holding AG, Registered	448	589,446
Galenica AG(c)	19,445	1,520,746
Geberit AG, Registered	19,921	11,334,697
Georg Fischer Ltd.	51,924	3,580,032
Givaudan SA, Registered	4,832	15,666,455
Gurit Holding AG(b)	3,614	402,652
Helvetia Holding AG, Registered	24,363	3,047,771
Holcim AG	312,581	18,687,563
Huber + Suhner AG, Registered	13,516	1,296,229
Idorsia Ltd.(a)(b)	88,680	1,491,661
Inficon Holding AG, Registered	855	895,188
Interroll Holding AG, Registered	301	937,580
Intershop Holding AG	953	639,251
Julius Baer Group Ltd.	117,204	7,517,970
Kardex Holding AG, Registered	3,103	604,765
Kuehne + Nagel International AG, Registered	31,110	7,418,384
Landis+Gyr Group AG(b)	12,522	922,517
Logitech International SA, Registered	90,579	5,300,390
Lonza Group AG, Registered	39,003	22,248,924
Medmix AG(c)	22,369	435,708
Mobilezone Holding AG, Registered	39,045	708,980
Mobimo Holding AG, Registered	3,389	871,454
Nestle SA, Registered	1,431,678	174,677,666
Novartis AG, Registered	1,124,664	101,679,788
OC Oerlikon Corp. AG, Registered	145,655	1,000,031
Partners Group Holding AG	12,681	11,898,538
PSP Swiss Property AG, Registered	24,344	3,034,813
Roche Holding AG, Bearer	14,004	5,126,035
Roche Holding AG, NVS	364,998	113,941,561
Schindler Holding AG, Participation Certificates, NVS	18,706	3,986,946
Schindler Holding AG, Registered	16,660	3,370,133
Schweiter Technologies AG, Bearer	343	302,754
SFS Group AG	8,841	1,017,196
SGS SA, Registered	3,547	8,649,835
Siegfried Holding AG, Registered	1,748	1,284,130
Siemens Energy AG(a)	227,026	4,746,843
SIG Group AG	99,148	2,457,478
Sika AG, Registered	76,528	21,745,190
Softwareone Holding AG	60,765	981,135
Sonova Holding AG, Registered	28,201	7,052,270
St. Galler Kantonalbank AG, Class A, Registered	2,240	1,227,485
Stadler Rail AG(b)	30,531	1,167,792
STMicroelectronics NV	355,423	16,736,268
Straumann Holding AG	58,687	7,684,299
Sulzer AG, Registered(b)	11,482	977,735
Swatch Group AG (The), Bearer	15,463	5,598,666
Swatch Group AG (The), Registered	5,798	380,973
Swiss Life Holding AG, Registered	16,871	9,985,062
Swiss Prime Site AG, Registered	42,706	3,805,456
Swiss Re AG	170,698	17,873,941
Swisscom AG, Registered	14,017	8,282,022
Swissquote Group Holding SA, Registered	8,760	1,582,112
Tecan Group AG, Registered	6,705	2,813,913
Temenos AG, Registered	38,691	2,761,788
UBS Group AG, Registered	1,769,122	37,762,571

Security	Shares	Value

Switzerland (continued)
Valiant Holding AG, Registered	17,562	$2,006,684
VAT Group AG(c)	17,212	5,358,159
Vontobel Holding AG, Registered	13,721	971,761
Zur Rose Group AG(a)(b)	7,411	279,609
Zurich Insurance Group AG	79,873	39,499,474

		892,422,620

United Kingdom — 13.5%
3i Group PLC	485,661	9,475,115
888 Holdings PLC(a)	288,531	257,690
abrdn PLC	1,125,178	2,963,532
Admiral Group PLC	87,649	2,382,766
Airtel Africa PLC(c)	738,481	1,066,116
AJ Bell PLC	278,616	1,156,193
Anglo American PLC	657,197	28,345,154
Antofagasta PLC	218,968	4,704,866
AO World PLC(a)(b)	287,286	222,779
Ascential PLC(a)	418,172	1,385,780
Ashmore Group PLC	521,054	1,716,224
Ashtead Group PLC	227,267	14,969,798
ASOS PLC(a)(b)	66,844	723,200
Associated British Foods PLC	181,484	4,166,003
Assura PLC	1,830,161	1,257,895
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	333,817	682,146
AstraZeneca PLC	806,012	105,597,611
Auto Trader Group PLC(c)	458,308	3,555,775
Aviva PLC	1,469,707	8,288,924
B&M European Value Retail SA	483,378	2,673,231
BAE Systems PLC	1,623,454	17,185,947
Balfour Beatty PLC	513,550	2,319,788
Barclays PLC	8,275,744	19,024,205
Barratt Developments PLC	535,888	3,045,841
Beazley PLC	299,210	2,462,318
Bellway PLC	69,067	1,806,490
Berkeley Group Holdings PLC	61,584	3,153,572
Big Yellow Group PLC	84,426	1,259,230
Bodycote PLC	119,845	961,858
boohoo Group PLC(a)	962,925	525,792
BP PLC	9,738,563	58,823,332
Breedon Group PLC	907,146	768,474
British American Tobacco PLC	1,111,105	42,592,873
British Land Co. PLC (The)	405,252	2,217,892
Britvic PLC	153,399	1,469,446
BT Group PLC	3,582,517	5,519,560
Bunzl PLC	170,806	6,270,493
Burberry Group PLC	206,621	6,293,863
Burford Capital Ltd.	124,658	1,120,360
Capita PLC(a)	1,724,602	594,904
Capital & Counties Properties PLC	464,454	658,492
Capricorn Energy PLC(a)	380,195	1,138,060
Carnival PLC(a)	92,733	885,992
Centamin PLC	954,726	1,308,800
Centrica PLC	3,330,577	4,149,239
Close Brothers Group PLC	83,445	996,860
CNH Industrial NV	550,451	9,738,223
Coats Group PLC	953,695	857,559
Coca-Cola Europacific Partners PLC	110,802	6,229,288
Compass Group PLC	919,303	21,960,313
Computacenter PLC	66,804	1,835,937
ConvaTec Group PLC(c)	797,643	2,313,537
Cranswick PLC	46,030	1,805,723

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Crest Nicholson Holdings PLC	245,682	$739,278
Croda International PLC	71,533	6,097,239
Currys PLC	855,298	687,097
CVS Group PLC	52,964	1,317,015
DCC PLC	51,105	2,910,834
Dechra Pharmaceuticals PLC	59,071	2,095,021
Deliveroo PLC(a)(c)	590,804	677,095
Derwent London PLC	51,889	1,655,245
Diageo PLC	1,170,912	51,199,381
Diploma PLC	61,122	2,067,598
Direct Line Insurance Group PLC	587,781	1,288,794
Domino’s Pizza Group PLC	348,376	1,348,615
Dr. Martens PLC	312,950	599,786
Drax Group PLC	236,655	1,890,039
DS Smith PLC	796,470	3,486,872
Dunelm Group PLC	94,986	1,364,255
easyJet PLC(a)	174,524	1,063,128
Elementis PLC(a)	522,719	808,002
EMIS Group PLC	50,238	1,163,156
Energean PLC	135,906	1,951,977
Entain PLC	312,801	5,768,264
Essentra PLC	214,524	573,294
Experian PLC	470,827	17,217,895
Fevertree Drinks PLC(b)	63,389	854,674
Firstgroup PLC(b)	683,113	912,918
Frasers Group PLC(a)	187,837	1,816,824
Future PLC(b)	74,692	1,390,823
Games Workshop Group PLC	18,214	2,112,698
Gamma Communications PLC	49,385	720,445
GB Group PLC	148,741	648,636
Genuit Group PLC	165,839	668,566
Genus PLC	41,571	1,491,023
Glencore PLC	5,066,682	33,930,970
Grafton Group PLC	134,259	1,523,967
Grainger PLC	395,029	1,264,281
Great Portland Estates PLC	142,080	997,555
Greatland Gold PLC(a)	5,850,794	551,085
Greggs PLC	48,306	1,613,032
GSK PLC	2,096,158	36,819,047
Haleon PLC(a)	2,583,111	10,351,507
Halma PLC	194,004	5,165,167
Hammerson PLC(b)	2,107,852	697,482
Harbour Energy PLC	275,671	1,066,242
Hargreaves Lansdown PLC	182,611	2,010,405
Hays PLC	975,991	1,489,117
Helios Towers PLC(a)(b)	451,854	596,063
Hikma Pharmaceuticals PLC	78,066	1,651,416
Hill & Smith PLC	48,547	754,124
Hiscox Ltd.(b)	201,877	2,809,755
Howden Joinery Group PLC	324,561	2,769,407
HSBC Holdings PLC	10,315,398	76,007,420
Ibstock PLC(c)	458,321	952,659
IG Group Holdings PLC	222,139	2,184,132
IMI PLC	157,852	2,826,354
Impax Asset Management Group PLC	63,546	610,969
Imperial Brands PLC	469,172	11,769,753
Inchcape PLC	216,684	2,443,052
Indivior PLC, NVS(a)	94,740	2,274,839
Informa PLC	771,027	6,376,970
IntegraFin Holdings PLC	222,101	856,500

Security	Shares	Value

United Kingdom (continued)
InterContinental Hotels Group PLC	95,022	$6,596,765
Intermediate Capital Group PLC	166,961	2,872,968
International Distributions Services PLC	422,328	1,195,398
Intertek Group PLC	75,470	4,056,288
Investec PLC	413,765	2,640,329
IP Group PLC	512,466	385,394
ITM Power PLC(a)(b)	319,703	400,695
ITV PLC(b)	1,949,856	1,952,647
IWG PLC(a)	488,668	1,121,088
J D Wetherspoon PLC(a)	116,658	656,455
J Sainsbury PLC	938,591	3,043,925
JD Sports Fashion PLC	1,395,951	2,813,705
JET2 PLC(b)	92,506	1,394,488
John Wood Group PLC(a)	441,488	773,970
Johnson Matthey PLC	96,995	2,709,338
Jupiter Fund Management PLC	348,982	602,339
Kainos Group PLC	54,530	990,258
Keywords Studios PLC	65,771	2,310,101
Kingfisher PLC(b)	1,094,834	3,777,087
Lancashire Holdings Ltd.	213,295	1,646,449
Land Securities Group PLC	361,422	3,166,348
Learning Technologies Group PLC	571,738	988,223
Legal & General Group PLC	3,037,888	9,560,046
Liontrust Asset Management PLC	38,913	557,540
Lloyds Banking Group PLC	35,739,936	23,259,385
London Stock Exchange Group PLC	167,630	15,345,667
LondonMetric Property PLC	554,718	1,292,528
LXI REIT PLC	994,133	1,383,770
M&G PLC	1,317,053	3,289,102
Man Group PLC/Jersey	837,118	2,575,355
Marks & Spencer Group PLC(a)	992,432	1,790,163
Marshalls PLC	129,746	543,535
Mediclinic International PLC	275,120	1,683,291
Melrose Industries PLC	2,339,090	4,124,207
Mondi PLC	251,726	4,747,009
Moneysupermarket.com Group PLC	686,490	2,021,057
National Express Group PLC(a)	506,046	833,590
National Grid PLC	1,854,296	23,573,468
NatWest Group PLC, NVS	2,514,861	9,594,337
Network International Holdings PLC(a)(c)	304,060	988,881
Next PLC	71,155	5,825,756
Ninety One PLC	418,263	1,021,513
NMC Health PLC, NVS(d)	12,146	—
Ocado Group PLC(a)	294,533	2,356,967
OSB Group PLC	317,271	2,139,005
Pagegroup PLC	265,173	1,492,823
Paragon Banking Group PLC	176,279	1,306,126
Pearson PLC	354,227	4,039,668
Penno Group PLC	145,523	1,651,979
Persimmon PLC	162,776	2,842,931
Petrofac Ltd.(a)(b)	321,883	330,165
Pets at Home Group PLC	294,356	1,280,514
Phoenix Group Holdings PLC	353,052	2,798,247
Playtech PLC(a)	172,438	1,201,134
Plus500 Ltd.	77,318	1,772,026
Primary Health Properties PLC	1,025,457	1,420,754
Provident Financial PLC	245,698	708,806
Prudential PLC	1,429,417	23,749,837
QinetiQ Group PLC	328,812	1,474,915
Quilter PLC(c)	969,435	1,150,707

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rathbones Group PLC	37,730	$972,172
Reach PLC	231,913	260,325
Reckitt Benckiser Group PLC	368,503	26,259,855
Redrow PLC	189,235	1,213,801
RELX PLC	979,253	29,092,531
Renishaw PLC	29,204	1,425,395
Rentokil Initial PLC	1,290,833	7,826,873
RHI Magnesita NV	27,905	928,130
Rightmove PLC	452,127	3,285,104
Rio Tinto PLC	580,383	45,444,700
Rolls-Royce Holdings PLC(a)	4,208,444	5,506,047
Rotork PLC	436,177	1,718,202
RS GROUP PLC	276,217	3,211,256
RWS Holdings PLC	239,091	1,110,078
S4 Capital PLC(a)(b)	214,876	580,454
Safestore Holdings PLC	138,674	1,726,726
Sage Group PLC (The)	471,376	4,528,825
Savills PLC	96,177	1,157,064
Schroders PLC	346,808	2,050,949
Segro PLC	667,524	6,871,218
Senior PLC	347,504	653,769
Serco Group PLC	711,525	1,279,840
Severn Trent PLC	120,408	4,190,305
Shaftesbury PLC	144,112	701,879
Shell PLC	3,763,374	110,484,224
Sirius Real Estate Ltd.	1,049,889	1,093,730
Smart Metering Systems PLC	144,473	1,549,587
Smith & Nephew PLC	447,887	6,185,469
Smiths Group PLC	200,799	4,286,458
Softcat PLC	87,947	1,316,030
Spectris PLC	61,009	2,418,700
Spirax-Sarco Engineering PLC	38,083	5,439,850
Spirent Communications PLC	476,819	1,292,223
SSE PLC	526,147	11,230,434
SSP Group PLC(a)	458,073	1,466,549
St. James’s Place PLC	279,610	4,239,931
Standard Chartered PLC	1,320,322	11,090,194
Synthomer PLC	262,054	505,941
Tate & Lyle PLC	216,092	2,012,262
Taylor Wimpey PLC	1,771,956	2,570,968
Team17 Group PLC(a)	134,246	777,874
Tesco PLC	3,937,819	11,968,527
TP ICAP Group PLC	688,455	1,498,913
Trainline PLC(a)(c)	277,907	972,349
Travis Perkins PLC	121,184	1,520,225
Tritax Big Box REIT PLC	882,281	1,699,949
Tullow Oil PLC(a)(b)	1,289,180	574,096
Unilever PLC	1,313,969	66,879,781
UNITE Group PLC (The)	174,524	2,149,984
United Utilities Group PLC	360,489	4,717,022
Vesuvius PLC	168,366	848,961
Victrex PLC	44,965	1,023,337
Virgin Money UK PLC	750,145	1,794,874
Vistry Group PLC	218,197	2,002,735
Vodafone Group PLC	13,711,082	15,820,022
Watches of Switzerland Group PLC(a)(c)	124,229	1,458,343
Weir Group PLC (The)	141,636	3,122,225
WH Smith PLC	91,513	1,807,158
Whitbread PLC	99,589	3,750,742
Wickes Group PLC	260,554	488,582

Security	Shares	Value

United Kingdom (continued)
Workspace Group PLC	93,914	$584,698
WPP PLC	593,422	6,933,385
YouGov PLC	87,413	1,050,178

		1,422,277,886

United States — 0.0%
Gen Digital, Inc.	1	23

Total Common Stocks — 99.2% (Cost: $9,703,862,625)		10,490,243,459

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	23,428	2,219,541
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	59,359	7,057,710
Fuchs Petrolub SE, Preference Shares, NVS	53,426	2,131,397
Henkel AG & Co. KGaA, Preference Shares, NVS	92,774	6,614,811
Jungheinrich AG, Preference Shares, NVS	24,550	976,349
Porsche Automobil Holding SE, Preference Shares, NVS	82,956	4,960,493
Sartorius AG, Preference Shares, NVS	13,606	6,101,095
Volkswagen AG, Preference Shares, NVS	95,923	13,303,625

		43,365,021

Total Preferred Stocks — 0.4% (Cost: $43,389,313)		43,365,021

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/17/23)(a)	113,600	57,638
Sacyr SA(a)(d)	206,578	13,969

		71,607

Total Rights — 0.0% (Cost: $71,369)		71,607

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD10.00)(a)	5,339	—

Total Warrants — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.6% (Cost: $9,747,323,307)		10,533,680,087

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(f)(g)(h)	84,211,807	$84,262,334

Total Short-Term Securities — 0.8% (Cost: $84,205,176)		84,262,334

Total Investments — 100.4% (Cost: $9,831,528,483)		10,617,942,421

Liabilities in Excess of Other Assets — (0.4)%		(46,532,767)

Net Assets — 100.0%		$10,571,409,654

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$68,716,587	$15,484,682	(a)	$—		$7,398	$53,667	$84,262,334	84,211,807	$727,646	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	780,000	—		(780,000	)(a)	—	—	—	—	42,705		2

						$7,398	$53,667	$84,262,334		$770,351		$2

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	46	03/09/23	$7,018	$175,366
SPI 200 Index	32	03/16/23	4,218	200,775
Euro STOXX 50 Index	241	03/17/23	10,979	459,319
FTSE 100 Index	72	03/17/23	6,906	141,252

				$976,712

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$976,712	$—	$—	$—	$976,712

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$2,604,436	$—	$—	$—	$2,604,436

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$74,818	$—	$—	$—	$74,818

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$29,309,067

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$798,575,819	$—	$798,575,819
Austria	—	32,439,905	—	32,439,905
Belgium	—	99,211,902	—	99,211,902
Bermuda	1,035,972	—	—	1,035,972
Canada	1,129,316,411	—	—	1,129,316,411
Denmark	165,881	257,185,373	—	257,351,254
Finland	—	99,979,617	—	99,979,617
France	1,192,413	1,007,766,843	359,082	1,009,318,338
Germany	1,517,119	690,586,022	—	692,103,141
Hong Kong	4,048,031	257,091,450	—	261,139,481
Ireland	1,617,975	60,683,438	—	62,301,413
Israel	25,739,105	65,513,959	—	91,253,064
Italy	—	224,314,642	—	224,314,642
Japan	1,585,288	2,153,823,317	—	2,155,408,605
Netherlands	6,009,486	396,909,877	—	402,919,363
New Zealand	—	34,699,877	—	34,699,877
Norway	1,442,409	83,726,961	—	85,169,370
Portugal	—	18,497,580	—	18,497,580

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI International Developed Markets ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Singapore	$15,255,113	$131,671,606	$—	$146,926,719
Spain	—	230,595,459	—	230,595,459
Sweden	—	342,984,998	—	342,984,998
Switzerland	402,652	892,019,968	—	892,422,620
United Kingdom	66,817,863	1,355,460,023	—	1,422,277,886
United States	23	—	—	23
Preferred Stocks	—	43,365,021	—	43,365,021
Rights	57,638	—	13,969	71,607
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	84,262,334	—	—	84,262,334

	$1,340,465,713	$9,277,103,657	$373,051	$10,617,942,421

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$976,712	$—	$976,712

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) January 31, 2023	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 23.4%
29Metals Ltd.(a)	44,190	$61,672
Abacus Property Group	89,939	178,221
Accent Group Ltd.	82,602	128,452
Adbri Ltd.	99,501	130,836
AGL Energy Ltd.	147,651	800,752
Allkem Ltd.(b)	124,748	1,158,153
ALS Ltd.	101,194	938,874
Altium Ltd.(a)	25,105	695,084
Alumina Ltd.	528,740	588,201
AMP Ltd.(b)	630,511	598,106
Ampol Ltd.	53,004	1,149,438
Ansell Ltd.	28,850	576,583
APA Group	260,058	1,946,251
APM Human Services International Ltd.	65,729	120,895
ARB Corp. Ltd.	16,859	383,069
Arena REIT	79,810	211,717
Argosy Minerals Ltd.(b)	249,261	113,647
Aristocrat Leisure Ltd.	132,349	3,195,332
ASX Ltd.	42,312	2,070,543
Atlas Arteria Ltd.	313,282	1,523,624
AUB Group Ltd.	18,651	312,422
Aurizon Holdings Ltd.	392,881	1,026,896
Aussie Broadband Ltd.(b)	43,282	92,325
Austal Ltd.	79,480	93,272
Australia & New Zealand Banking Group Ltd.	659,242	11,732,128
Australian Agricultural Co. Ltd.(b)	73,968	90,469
Australian Clinical Labs Ltd.	20,627	45,283
Australian Ethical Investment Ltd.	17,522	54,809
AVZ Minerals Ltd.(b)(c)	347,816	162,770
Bank of Queensland Ltd.	136,928	677,088
Bapcor Ltd.	69,157	312,757
Beach Energy Ltd.	329,824	354,424
Bega Cheese Ltd.	74,665	205,507
Bellevue Gold Ltd.(b)	191,245	162,265
Bendigo & Adelaide Bank Ltd.	125,716	896,155
BHP Group Ltd.	1,116,075	39,087,325
Blackmores Ltd.	4,262	264,720
BlueScope Steel Ltd.	100,326	1,368,094
Boral Ltd.	98,618	240,953
Boss Energy Ltd. (b)	78,316	144,015
BrainChip Holdings Ltd.(a)(b)	319,314	144,392
Brambles Ltd.	306,143	2,603,302
Breville Group Ltd.	23,466	378,339
Brickworks Ltd.	16,266	273,962
BWP Trust	104,793	291,505
Calix Ltd.(b)	30,758	121,620
Capricorn Metals Ltd.(b)	63,410	204,425
carsales.com Ltd.	74,578	1,207,436
Centuria Capital Group	114,353	152,003
Centuria Industrial REIT	128,609	305,792
Centuria Office REIT	86,568	98,281
Chalice Mining Ltd.(b)	74,697	344,360
Challenger Ltd.	125,458	643,193
Champion Iron Ltd.	74,936	381,310
Charter Hall Group	102,468	1,008,959
Charter Hall Long Wale REIT	118,007	381,897
Charter Hall Retail REIT	111,769	317,402
Charter Hall Social Infrastructure REIT	64,552	159,289

Security	Shares	Value

Australia (continued)
Cleanaway Waste Management Ltd.	484,992	$939,746
Clinuvel Pharmaceuticals Ltd.	7,097	127,221
Cochlear Ltd.	14,130	2,134,713
Codan Ltd./Australia	28,820	108,825
Coles Group Ltd.	289,225	3,637,763
Collins Foods Ltd.	27,139	154,850
Commonwealth Bank of Australia	374,843	29,261,017
Computershare Ltd.	117,510	1,979,086
Core Lithium Ltd.(a)(b)	350,265	292,092
Coronado Global Resources Inc.(d)	193,006	279,645
Corporate Travel Management Ltd.	26,615	348,795
Costa Group Holdings Ltd.	117,350	244,145
Credit Corp. Group Ltd.	17,112	264,248
Cromwell Property Group	321,667	165,275
CSL Ltd.	105,956	22,372,653
CSR Ltd.	105,855	396,162
Data#3 Ltd.	27,546	143,131
De Grey Mining Ltd.(b)	252,725	267,811
Deterra Royalties Ltd.	94,913	329,303
Dexus	236,534	1,371,438
Dexus Industria REIT	33,554	73,331
Dicker Data Ltd.	18,398	138,876
Domain Holdings Australia Ltd.	59,253	135,562
Domino’s Pizza Enterprises Ltd.	13,103	706,357
Downer EDI Ltd.	148,383	397,081
Eagers Automotive Ltd.	34,641	281,745
Eclipx Group Ltd.(b)	68,288	98,638
Elders Ltd.	36,274	249,734
Endeavour Group Ltd./Australia	314,706	1,477,721
Evolution Mining Ltd.	401,345	912,018
EVT Ltd.	28,926	289,068
Firefinch Ltd.(b)(c)	298,353	35,801
Flight Centre Travel Group Ltd.(a)(b)	35,577	400,187
Fortescue Metals Group Ltd.	374,056	5,908,421
G8 Education Ltd.	217,639	193,579
Gold Road Resources Ltd.	228,293	267,058
Goodman Group	373,216	5,323,394
Goulamina Holdings Pty Ltd.(b)	128,909	56,233
GPT Group (The)	425,373	1,378,862
GrainCorp Ltd., Class A	54,001	289,953
Grange Resources Ltd.	123,899	89,404
Growthpoint Properties Australia Ltd.	55,872	129,054
GUD Holdings Ltd.	29,259	173,815
GWA Group Ltd.	29,023	44,632
Hansen Technologies Ltd.	43,515	164,420
Harvey Norman Holdings Ltd.	124,463	395,138
Healius Ltd.	130,770	298,331
Helia Group Ltd.	90,783	179,986
Home Consortium Ltd.	20,956	68,598
HomeCo Daily Needs REIT	359,383	344,959
HUB24 Ltd.	16,966	316,402
IDP Education Ltd.	45,405	1,010,418
IGO Ltd.	146,225	1,520,048
Iluka Resources Ltd.	91,468	703,817
Imdex Ltd.	107,454	190,803
Imugene Ltd.(b)	1,070,985	103,624
Incitec Pivot Ltd.	422,617	1,033,387
Ingenia Communities Group	81,455	268,254
Inghams Group Ltd.	82,756	170,133
Insignia Financial Ltd.	134,941	334,997

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Insurance Australia Group Ltd.	545,751	$1,895,269
Integral Diagnostics Ltd.	33,870	76,728
InvoCare Ltd.	26,882	219,691
ionner Ltd.(b)	340,928	104,914
IPH Ltd.	51,252	310,000
IRESS Ltd.	39,121	276,074
James Hardie Industries PLC	97,531	2,188,452
JB Hi-Fi Ltd.	25,032	860,663
Jervois Global Ltd.(b)	362,260	63,103
Johns Lyng Group Ltd.	32,808	136,741
Judo Capital Holdings Ltd.(b)	133,150	125,949
Jumbo Interactive Ltd.	15,252	168,939
Karoon Energy Ltd.(b)	136,779	226,261
Kelsian Group Ltd.	31,959	132,546
Lake Resources NL(a)(b)	275,123	161,332
Lendlease Corp. Ltd.	154,519	943,540
Lifestyle Communities Ltd.	22,865	318,767
Link Administration Holdings Ltd.	114,746	156,394
Liontown Resources Ltd.(a)(b)	337,288	379,692
Lottery Corp. Ltd. (The)(b)	489,622	1,632,964
Lovisa Holdings Ltd.	13,084	245,765
Lynas Rare Earths Ltd.(b)	200,362	1,341,249
MA Financial Group Ltd.(a)	12,829	45,438
Maas Group Holdings Ltd.(a)	21,913	43,527
Macquarie Group Ltd.	81,132	10,823,733
Magellan Financial Group Ltd.	30,112	191,419
Mayne Pharma Group Ltd.(a)	20,099	43,038
McMillan Shakespeare Ltd.	15,752	157,706
Medibank Pvt Ltd.	595,364	1,240,312
Megaport Ltd.(b)	36,384	151,330
Mesoblast Ltd.(a)(b)	200,886	135,541
Metcash Ltd.	198,232	587,445
Mincor Resources NL(b)	86,852	93,923
Mineral Resources Ltd.	37,004	2,342,726
Mirvac Group	885,765	1,431,049
Monadelphous Group Ltd.	21,878	215,634
Mount Gibson Iron Ltd.(a)(b)	139,867	59,455
Nanosonics Ltd.(b)	60,733	209,601
National Australia Bank Ltd.	698,304	15,756,622
National Storage REIT	232,871	383,244
Neometals Ltd.(b)	110,168	66,532
Netwealth Group Ltd.	26,345	251,260
Neuren Pharmaceuticals Ltd., NVS(b)	23,428	128,644
New Hope Corp. Ltd.	114,594	474,924
Newcrest Mining Ltd.	195,177	3,101,186
NEXTDC Ltd.(a)(b)	99,258	701,464
nib holdings Ltd.	97,957	546,076
Nick Scali Ltd.(a)	11,026	93,782
Nickel Mines Ltd.	261,124	204,166
Nine Entertainment Co. Holdings Ltd.	325,754	471,311
Northern Star Resources Ltd.	256,122	2,282,180
Novonix Ltd.(b)	65,114	85,214
NRW Holdings Ltd.	91,973	198,543
Nufarm Ltd./Australia	76,248	320,838
Objective Corp. Ltd.	6,770	66,752
Omni Bridgeway Ltd.(b)	68,275	196,009
oOh!media Ltd.	114,383	116,466
Orica Ltd.	100,997	1,059,817
Origin Energy Ltd.	384,292	2,040,425
Orora Ltd.	176,661	373,802

Security	Shares	Value

Australia (continued)
OZ Minerals Ltd.	73,288	$1,451,604
Paladin Energy Ltd.(a)(b)	525,464	320,442
Pepper Money Ltd./Australia	59,291	65,040
Perenti Global Ltd.(b)	140,296	124,655
Perpetual Ltd.	23,671	428,843
Perseus Mining Ltd.	280,082	425,522
PEXA Group Ltd.(b)	36,780	339,581
Pilbara Minerals Ltd.(b)	559,744	1,904,203
Pinnacle Investment Management Group Ltd.	32,997	245,832
Platinum Asset Management Ltd.	113,180	172,853
PointsBet Holdings Ltd.(a)(b)	45,042	45,388
PolyNovo Ltd.(b)	125,410	224,252
Premier Investments Ltd.	21,507	425,285
Pro Medicus Ltd.	9,638	460,298
PWR Holdings Ltd.	18,408	160,758
Qantas Airways Ltd.(b)	199,876	902,206
QBE Insurance Group Ltd.	331,694	3,236,310
Qube Holdings Ltd.	350,558	762,280
Ramelius Resources Ltd.	196,379	139,319
Ramsay Health Care Ltd.	39,592	1,870,869
REA Group Ltd.	11,678	1,047,186
Reece Ltd.	47,018	540,420
Region RE Ltd.	225,080	431,905
Regis Resources Ltd.	165,022	250,857
Reliance Worldwide Corp. Ltd.	177,707	445,061
Rio Tinto Ltd.	81,824	7,342,661
Rural Funds Group(a)	101,166	179,414
Sandfire Resources Ltd.	97,316	433,697
Santos Ltd.	695,121	3,548,504
Sayona Mining Ltd.(a)(b)	1,385,530	259,150
Scentre Group	1,145,731	2,486,014
SEEK Ltd.	73,825	1,278,571
Select Harvests Ltd.	33,537	94,919
Seven Group Holdings Ltd.	35,653	573,825
Seven West Media Ltd.(b)	230,666	73,787
Sigma Healthcare Ltd.	223,360	100,377
Silver Lake Resources Ltd.(b)	217,737	201,322
Sims Ltd.	37,026	402,026
SiteMinder Ltd.(a)(b)	51,939	138,611
SmartGroup Corp. Ltd.	31,204	125,033
Sonic Healthcare Ltd.	100,633	2,253,933
South32 Ltd.	1,024,040	3,286,071
Star Entertainment Grp Ltd. (The)(b)	204,804	282,601
Steadfast Group Ltd.	227,091	843,685
Stockland	526,072	1,469,986
Suncorp Group Ltd.	278,132	2,472,410
Super Retail Group Ltd.	31,324	282,670
Syrah Resources Ltd.(b)	154,949	243,641
Tabcorp Holdings Ltd.	504,738	375,421
Technology One Ltd.	57,853	598,165
Telix Pharmaceuticals Ltd.(b)	43,100	218,253
Telstra Corp. Ltd.	872,792	2,522,528
Temple & Webster Group Ltd.(a)(b)	25,410	103,673
Terracom Ltd.	77,542	47,344
Transurban Group	672,117	6,589,527
Treasury Wine Estates Ltd.	159,299	1,640,904
Tyro Payments Ltd.(b)	78,911	84,086
United Malt Grp Ltd.(a)	61,411	158,792
Ventia Services Group Pty Ltd.	62,397	106,410
Vicinity Ltd.	852,757	1,247,618

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Viva Energy Group Ltd.(d)	200,965	$415,480
Vulcan Energy Resources Ltd.(a)(b)	21,129	107,604
Vulcan Steel Ltd.	12,693	81,261
Washington H Soul Pattinson & Co. Ltd.	46,741	951,970
Waypoint REIT Ltd.	163,864	323,558
Webjet Ltd.(b)	83,088	404,953
Wesfarmers Ltd.	248,470	8,760,231
West African Resources Ltd.(a)(b)	235,206	186,386
Westpac Banking Corp.	772,391	12,996,149
Whitehaven Coal Ltd.	189,630	1,127,566
WiseTech Global Ltd.	31,667	1,373,067
Woodside Energy Group Ltd.	417,717	10,816,311
Woolworths Group Ltd.	266,963	6,822,892
Worley Ltd.	68,568	752,716
Xero Ltd.(b)	29,656	1,634,534
Zip Co. Ltd.(a)(b)	107,142	50,543

		337,830,338

Hong Kong — 7.7%
AIA Group Ltd.	2,625,000	29,682,567
Apollo Future Mobility Group Ltd.(b)	1,136,000	29,635
ASMPT Ltd.	61,300	506,315
Atlas Corp.	20,383	301,872
Bank of East Asia Ltd. (The)	265,800	341,450
BOC Hong Kong Holdings Ltd.	800,000	2,795,910
Brightoil Petroleum Holdings Ltd.(c)	763,800	1
Budweiser Brewing Co. APAC Ltd.(d)	364,100	1,148,851
Cafe de Coral Holdings Ltd.	92,000	161,060
Champion REIT	531,000	235,416
Chinese Estates Holdings Ltd.(b)	231,000	73,236
Chow Sang Sang Holdings International Ltd.	126,000	192,015
CITIC Telecom International Holdings Ltd.	357,000	127,168
Citychamp Watch & Jewellery Group Ltd.(b)	442,000	72,184
CK Asset Holdings Ltd.	435,072	2,781,637
CK Hutchison Holdings Ltd.	584,572	3,720,188
CK Infrastructure Holdings Ltd.	136,500	759,425
CK Life Sciences International Holdings Inc.(a)	946,000	98,067
CLP Holdings Ltd.	360,000	2,674,775
C-Mer Eye Care Holdings Ltd.(b)	112,000	70,124
Comba Telecom Systems Holdings Ltd.	406,000	77,879
Cowell e Holdings Inc.(b)	65,000	127,741
Dah Sing Banking Group Ltd.	94,800	76,656
Dah Sing Financial Holdings Ltd.	33,600	89,056
EC Healthcare	107,000	128,409
E-Commodities Holdings Ltd.	350,000	73,823
ESR Group Ltd.(d)	429,600	860,096
Far East Consortium International Ltd.	273,400	71,575
First Pacific Co. Ltd.	492,000	171,577
Fortune REIT	392,000	339,250
Fosun Tourism Group(b)(d)	58,400	84,245
Futu Holdings Ltd., ADR(a)(b)	13,133	666,630
Galaxy Entertainment Group Ltd.	484,000	3,369,268
Guotai Junan International Holdings Ltd.	565,000	56,370
Haitong International Securities Group Ltd.(a)(b)	225,300	25,930
Hang Lung Group Ltd.	147,000	271,276
Hang Lung Properties Ltd.	436,000	822,098
Hang Seng Bank Ltd.	164,600	2,741,119
Health and Happiness H&H International Holdings Ltd.	51,000	95,139
Henderson Land Development Co. Ltd.	336,970	1,244,766
HK Electric Investments & HK Electric Investments Ltd., Class SS	570,500	394,348

Security	Shares	Value

Hong Kong (continued)
HKBN Ltd.	229,500	$161,522
HKT Trust & HKT Ltd., Class SS	858,720	1,125,074
Hong Kong & China Gas Co. Ltd.	2,469,525	2,479,452
Hong Kong Exchanges & Clearing Ltd.	268,900	12,094,470
Hong Kong Technology Venture Co. Ltd.	102,000	72,931
Hongkong Land Holdings Ltd.	247,500	1,209,971
Hsin Chong Group Holdings Ltd.(c)	1,002,000	1
Hutchison Telecommunications Hong Kong Holdings Ltd.	552,000	95,726
Hysan Development Co. Ltd.	123,000	413,827
IGG Inc.(b)	246,000	92,521
Jardine Matheson Holdings Ltd.	36,400	1,934,863
Johnson Electric Holdings Ltd.	99,000	135,981
K Wah International Holdings Ltd.	246,000	91,563
Kerry Logistics Network Ltd.	73,651	143,823
Kerry Properties Ltd.	126,000	319,461
Link REIT	464,500	3,718,025
Luk Fook Holdings International Ltd.	90,000	312,118
Man Wah Holdings Ltd.	383,600	443,496
MECOM Power and Construction Ltd.	334,000	79,853
Melco International Development Ltd.(b)	144,000	187,401
Melco Resorts & Entertainment Ltd., ADR(b)	46,280	632,185
MGM China Holdings Ltd.(b)	230,400	291,085
MTR Corp. Ltd.(a)	331,500	1,774,025
New World Development Co. Ltd.	353,000	1,055,083
Nissin Foods Co. Ltd.	66,000	57,046
NWS Holdings Ltd.	365,000	343,982
OCI International Holdings Ltd.(b)	160,000	28,567
Pacific Basin Shipping Ltd.	1,100,000	388,178
Pacific Textiles Holdings Ltd.	216,000	77,760
PAX Global Technology Ltd.	132,000	124,760
PCCW Ltd.	933,000	458,442
Perfect Medical Health Management Ltd.	65,000	38,152
Power Assets Holdings Ltd.	308,500	1,745,545
Prosperity REIT	277,000	80,591
Realord Group Holdings Ltd.(b)	108,000	121,779
Sa Sa International Holdings Ltd.(b)	214,000	55,776
Sands China Ltd.(b)	542,000	2,032,546
Shangri-La Asia Ltd.(b)	222,000	193,830
Shun Tak Holdings Ltd.(b)	378,000	81,781
Sino Land Co. Ltd.	718,000	933,025
SITC International Holdings Co. Ltd.	289,000	631,349
SJM Holdings Ltd.(b)	552,000	313,041
SmarTone Telecommunications Holdings Ltd.	130,500	87,826
Stella International Holdings Ltd.	153,000	154,343
Sun Hung Kai & Co. Ltd.	209,000	89,318
Sun Hung Kai Properties Ltd.	315,500	4,474,301
SUNeVision Holdings Ltd.	183,000	106,121
Sunlight REIT	252,000	111,586
Swire Pacific Ltd., Class A	103,500	948,463
Swire Properties Ltd.	239,200	672,285
Techtronic Industries Co. Ltd.(a)	306,000	3,944,885
Texhong Textile Group Ltd.	100,500	91,806
Theme International Holdings Ltd.(b)	1,170,000	152,533
United Energy Group Ltd.	1,826,000	179,583
United Laboratories International Holdings Ltd. (The)	272,000	180,076
Value Partners Group Ltd.(a)	246,000	100,296
Vesync Co. Ltd.	35,000	19,035
Vitasoy International Holdings Ltd.	194,000	412,141
Viva China Holdings Ltd.(b)	792,000	144,074

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Vobile Group Ltd.(b)	291,000	$166,939
VSTECS Holdings Ltd.	152,000	95,104
VTech Holdings Ltd.	34,800	230,056
WH Group Ltd.(d)	1,749,000	1,077,147
Wharf Real Estate Investment Co. Ltd.	364,000	2,083,777
Wynn Macau Ltd.(b)	338,400	387,310
Xinyi Glass Holdings Ltd.(a)	383,000	815,456
Yue Yuen Industrial Holdings Ltd.	172,500	282,982

		111,137,197

Japan — 63.2%
77 Bank Ltd. (The)	14,400	257,175
ABC-Mart Inc.	8,400	452,710
Activia Properties Inc.	125	374,331
Adastria Co. Ltd.	3,300	55,692
ADEKA Corp.	19,500	329,964
Advance Logistics Investment Corp.	115	123,703
Advance Residence Investment Corp.	305	745,042
Advantest Corp.	41,000	2,938,920
Adventure Inc.	400	32,090
Aeon Co. Ltd.	140,400	2,878,435
Aeon Delight Co. Ltd.	6,600	156,678
AEON Financial Service Co. Ltd.	23,700	240,235
Aeon Mall Co. Ltd.	24,300	342,271
AEON REIT Investment Corp.	386	426,619
AGC Inc.	42,100	1,551,208
Ai Holdings Corp.	7,700	130,078
Aica Kogyo Co. Ltd.	10,400	251,504
Aichi Financial Group Inc., NVS	9,200	164,316
Aida Engineering Ltd.	6,700	42,069
Aiful Corp.	83,500	252,461
Ain Holdings Inc.	5,700	246,464
Air Water Inc.	42,200	516,320
Airtrip Corp.(a)	1,900	38,981
Aisin Corp.	33,300	971,544
Ajinomoto Co. Inc.	102,200	3,369,390
Alfresa Holdings Corp.	38,200	478,149
Alpen Co. Ltd.	1,700	25,454
Alps Alpine Co. Ltd.	47,624	487,955
Amada Co. Ltd.	70,100	629,692
Amano Corp.	11,800	215,893
Amvis Holdings Inc.	6,300	168,676
ANA Holdings Inc.(b)	36,200	801,205
Anicom Holdings Inc.	18,700	88,895
Anritsu Corp.	30,300	290,256
AOKI Holdings Inc.	7,500	39,545
Aozora Bank Ltd.	25,000	499,855
Appier Group Inc.(b)	11,400	145,755
Arata Corp.	4,700	152,439
Arcland Service Holdings Co. Ltd.	2,900	48,196
ARCLANDS Corp.	4,500	50,701
Arcs Co. Ltd.	11,800	199,411
Argo Graphics Inc.	2,400	75,052
Ariake Japan Co. Ltd.	4,300	145,042
ARTERIA Networks Corp.	4,000	38,649
As One Corp.	6,800	304,812
Asahi Group Holdings Ltd.	99,800	3,295,620
Asahi Holdings Inc.	19,200	302,080
Asahi Intecc Co. Ltd.	49,600	870,191
Asahi Kasei Corp.	265,900	2,014,892
Asics Corp.	36,600	871,099

Security	Shares	Value

Japan (continued)
ASKUL Corp.	9,500	$125,575
Astellas Pharma Inc.	401,700	5,913,076
Atom Corp.(b)	24,600	150,488
Autobacs Seven Co. Ltd.	17,900	199,278
Avex Inc.	5,300	71,581
Awa Bank Ltd. (The)	9,700	163,245
Axial Retailing Inc.	5,600	151,830
Azbil Corp.	25,900	730,340
AZ-COM MARUWA Holdings Inc.	7,600	95,925
Bandai Namco Holdings Inc.	43,800	2,929,070
Bank of Kyoto Ltd. (The)	10,700	497,851
BayCurrent Consulting Inc.	29,100	1,237,028
Belc Co. Ltd.	3,500	150,805
Bell System24 Holdings Inc.	4,900	56,405
Belluna Co. Ltd.	7,600	40,857
Benefit One Inc.	15,700	259,129
Benesse Holdings Inc.	13,100	200,372
BeNext-Yumeshin Group Co.	11,900	175,531
Bengo4.com Inc.(b)	900	18,731
Bic Camera Inc.	20,800	196,438
BIPROGY Inc.	15,700	410,189
BML Inc.	5,200	129,305
Bridgestone Corp.	127,100	4,745,049
Brother Industries Ltd.	51,000	792,146
Bunka Shutter Co. Ltd.	6,400	57,329
C Uyemura & Co. Ltd.	2,300	117,447
Calbee Inc.	18,000	406,515
Canon Electronics Inc.	4,100	53,881
Canon Inc.	217,400	4,824,615
Canon Marketing Japan Inc.	11,300	268,210
Capcom Co. Ltd.	37,300	1,208,662
Casio Computer Co. Ltd.	37,700	389,712
Cawachi Ltd.	1,400	24,186
CellSource Co. Ltd.(a)(b)	1,200	33,861
Central Glass Co. Ltd.	5,000	110,419
Central Japan Railway Co.	33,300	4,061,759
Change Inc.	7,900	146,604
Chiba Bank Ltd. (The)	110,200	833,818
Chiyoda Corp.(b)	25,700	76,409
Chofu Seisakusho Co. Ltd.	3,100	50,453
Chubu Electric Power Co. Inc.	138,500	1,491,793
Chudenko Corp.	4,400	72,555
Chugai Pharmaceutical Co. Ltd.	144,700	3,751,359
Chugin Financial Group Inc., NVS	28,400	206,657
Chugoku Electric Power Co. Inc. (The)	60,600	333,147
Chugoku Marine Paints Ltd.	6,600	50,266
Citizen Watch Co. Ltd.	57,700	274,512
CKD Corp.	14,100	218,369
Coca-Cola Bottlers Japan Holdings Inc.	27,025	284,543
COLOPL Inc.	18,900	96,782
Colowide Co. Ltd.	14,500	205,402
Comforia Residential REIT Inc.	119	264,412
COMSYS Holdings Corp.	25,100	478,717
Comture Corp.	6,900	132,670
Concordia Financial Group Ltd.	222,600	978,185
Cosmo Energy Holdings Co. Ltd.	17,000	476,747
Cosmos Pharmaceutical Corp.	4,900	478,766
CRE Logistics REIT Inc.	127	172,681
Create Restaurants Holdings Inc.	25,600	195,518
Create SD Holdings Co. Ltd.	7,100	193,189

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Credit Saison Co. Ltd.	35,400	$463,792
Curves Holdings Co. Ltd.	7,700	49,228
CyberAgent Inc.	95,000	888,435
CYBERDYNE Inc.(a)(b)	24,600	58,078
Cybozu Inc.	5,600	113,606
Dai Nippon Printing Co. Ltd.	49,600	1,171,038
Daicel Corp.	60,500	446,386
Daido Steel Co. Ltd.	7,100	268,452
Daifuku Co. Ltd.	22,700	1,249,946
Daihen Corp.	5,700	185,995
Daiho Corp.	1,700	48,000
Dai-ichi Life Holdings Inc.	214,900	5,042,148
Daiichi Sankyo Co. Ltd.	386,500	12,138,779
Daiichikosho Co. Ltd.	10,600	329,589
Daiki Aluminium Industry Co. Ltd.	4,200	46,558
Daikin Industries Ltd.	56,000	9,726,896
Daikokutenbussan Co. Ltd.	900	37,694
Daio Paper Corp.	23,000	177,471
Daiseki Co. Ltd.	10,540	355,185
Daishi Hokuetsu Financial Group Inc.	9,200	219,496
Daito Trust Construction Co. Ltd.	13,200	1,304,405
Daiwa House Industry Co. Ltd.	131,400	3,155,573
Daiwa House REIT Investment Corp.	481	1,046,528
Daiwa Industries Ltd.	5,300	49,348
Daiwa Office Investment Corp.	74	348,466
Daiwa Securities Group Inc.	271,000	1,278,875
Daiwa Securities Living Investments Corp.	433	362,294
Daiwabo Holdings Co. Ltd.	16,000	242,175
DCM Holdings Co. Ltd.	24,700	224,783
Demae-Can Co. Ltd.(a)(b)	7,900	26,193
DeNA Co. Ltd.	21,900	307,077
Denka Co. Ltd.	16,600	344,361
Denso Corp.	95,000	5,130,541
Dentsu Group Inc.	48,100	1,549,247
Descente Ltd.	5,600	155,128
Dexerials Corp.	12,200	260,786
DIC Corp.	14,600	271,444
Digital Arts Inc.	2,800	125,068
Digital Garage Inc.	7,900	282,365
Dip Corp.	8,400	249,316
Direct Marketing MiX Inc.	3,000	38,154
Disco Corp.	6,700	2,012,898
DMG Mori Co. Ltd.	26,600	406,294
Doshisha Co. Ltd.	4,000	52,377
Doutor Nichires Holdings Co. Ltd.	10,400	149,677
Dowa Holdings Co. Ltd.	13,400	467,836
DTS Corp.	8,900	218,282
Duskin Co. Ltd.	9,000	210,343
DyDo Group Holdings Inc.	1,100	40,017
Earth Corp.	3,900	152,264
East Japan Railway Co.	66,200	3,691,193
Ebara Corp.	19,900	844,946
EDION Corp.	18,100	178,771
eGuarantee Inc.	6,900	128,722
Eiken Chemical Co. Ltd.	7,200	88,167
Eisai Co. Ltd.	55,800	3,452,343
Eizo Corp.	2,400	67,086
Elan Corp.	5,300	41,125
Elecom Co. Ltd.	10,700	112,316
Electric Power Development Co. Ltd.	34,500	556,779

Security	Shares	Value

Japan (continued)
EM Systems Co. Ltd.	6,200	$45,016
en Japan Inc.	6,900	131,368
ENEOS Holdings Inc.	649,500	2,325,338
eRex Co. Ltd.	7,800	144,386
ES-Con Japan Ltd.	13,600	87,913
Euglena Co. Ltd.(b)	18,800	145,237
Exedy Corp.	4,200	56,495
EXEO Group Inc.	22,600	410,949
Ezaki Glico Co. Ltd.	13,600	380,036
Fancl Corp.	16,800	341,163
FANUC Corp.	41,700	7,367,954
Fast Retailing Co. Ltd.	12,800	7,774,199
FCC Co. Ltd.	4,700	52,358
Ferrotec Holdings Corp.	10,000	250,466
Financial Products Group Co. Ltd.	11,100	90,867
Food & Life Companies Ltd.	24,600	547,510
FP Corp.	11,400	309,791
Freee KK(b)	9,800	258,784
Frontier Real Estate Investment Corp.	122	470,455
Fuji Co. Ltd./Ehime	5,700	81,385
Fuji Corp./Aichi	18,100	301,367
Fuji Electric Co. Ltd.	28,900	1,169,814
Fuji Kyuko Co. Ltd.	6,100	214,297
Fuji Media Holdings Inc.	6,400	54,055
Fuji Oil Holdings Inc.	11,700	185,540
Fuji Seal International Inc.	9,000	116,969
Fuji Soft Inc.	6,100	364,094
Fujicco Co. Ltd.	3,200	46,536
FUJIFILM Holdings Corp.	79,900	4,228,399
Fujikura Ltd.	53,100	403,632
Fujimi Inc.	3,400	172,431
Fujimori Kogyo Co. Ltd.	1,600	41,080
Fujitec Co. Ltd.	13,400	332,014
Fujitsu General Ltd.	13,600	384,417
Fujitsu Ltd.	43,100	6,136,549
Fukui Computer Holdings Inc.	1,900	43,816
Fukuoka Financial Group Inc.	35,332	815,166
Fukuoka REIT Corp.	111	142,747
Fukushima Galilei Co. Ltd.	4,200	142,567
Fukuyama Transporting Co. Ltd.	3,900	100,916
Fullcast Holdings Co. Ltd.	2,900	62,990
Funai Soken Holdings Inc.	10,200	220,755
Furukawa Co. Ltd.	4,900	49,949
Furukawa Electric Co. Ltd.	12,700	246,486
Fuso Chemical Co. Ltd.	3,300	93,763
Future Corp.	8,900	115,894
Fuyo General Lease Co. Ltd.	4,100	281,783
G-7 Holdings Inc.	3,000	37,143
Genky DrugStores Co. Ltd.	1,300	37,460
Geo Holdings Corp.	4,400	64,277
Giken Ltd.	2,600	59,195
Global One Real Estate Investment Corp.	253	208,916
GLOBERIDE Inc.	2,200	45,106
Glory Ltd.	11,600	202,885
GLP J-REIT	877	992,379
GMO Financial Gate Inc.	400	25,610
GMO Financial Holdings Inc.	7,000	29,772
GMO GlobalSign Holdings KK	1,100	36,664
GMO internet group Inc.	14,000	275,518
GMO Payment Gateway Inc.	10,000	925,319

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
GNI Group Ltd.(b)	9,500	$87,895
Goldcrest Co. Ltd.	3,600	45,163
Goldwin Inc.	5,900	449,475
Gree Inc.	8,800	47,884
GS Yuasa Corp.	13,500	236,237
G-Tekt Corp.	4,900	58,246
GungHo Online Entertainment Inc.(b)	10,300	171,654
Gunma Bank Ltd. (The)	83,500	325,717
Gunze Ltd.	2,100	69,156
H.U. Group Holdings Inc.	10,600	224,985
H2O Retailing Corp.	20,900	203,967
Hachijuni Bank Ltd. (The)	84,100	365,277
Hakuhodo DY Holdings Inc.	49,000	529,560
Hakuto Co. Ltd.	3,000	105,016
Halows Co. Ltd.	2,200	53,889
Hamakyorex Co. Ltd.	2,300	57,598
Hamamatsu Photonics KK	32,500	1,736,484
Hankyu Hanshin Holdings Inc.	49,600	1,474,233
Hankyu Hanshin REIT Inc.	122	134,519
Hanwa Co. Ltd.	8,500	270,649
Harmonic Drive Systems Inc.	10,800	363,754
Haseko Corp.	53,200	615,480
Hazama Ando Corp.	43,300	287,271
Heiwa Corp.	14,100	255,830
Heiwa Real Estate Co. Ltd.	9,400	268,935
Heiwa Real Estate REIT Inc.	234	272,144
Heiwado Co. Ltd.	4,300	71,867
Hiday Hidaka Corp.	3,700	58,820
Hikari Tsushin Inc.	5,000	713,691
Hino Motors Ltd.(b)	56,700	242,536
Hioki E.E. Corp.	2,000	114,354
Hirata Corp.	2,000	98,954
Hirogin Holdings Inc.	56,400	294,094
Hirose Electric Co. Ltd.	7,800	1,015,437
HIS Co. Ltd.(a)(b)	10,900	178,614
Hisamitsu Pharmaceutical Co. Inc.	11,400	354,995
Hitachi Construction Machinery Co. Ltd.	24,800	584,866
Hitachi Ltd.	212,000	11,117,799
Hitachi Zosen Corp.	32,100	212,558
Hogy Medical Co. Ltd.	6,200	161,025
Hokkaido Electric Power Co. Inc.	43,600	161,296
Hokkoku Financial Holdings Inc.	5,100	161,635
Hokuetsu Corp.	24,800	159,649
Hokuhoku Financial Group Inc.	25,800	204,335
Hokuriku Electric Power Co.	31,700	131,125
Hokuto Corp.	3,100	45,057
Honda Motor Co. Ltd.	358,900	8,877,934
Horiba Ltd.	8,100	373,027
Hoshino Resorts REIT Inc.	69	395,298
Hoshizaki Corp.	24,300	873,494
Hosiden Corp.	10,600	128,575
House Foods Group Inc.	10,900	232,556
Hoya Corp.	80,300	8,830,745
Hulic Co. Ltd.	84,700	696,216
Hulic Reit Inc.	319	381,289
Hyakugo Bank Ltd. (The)	30,600	98,827
Ibiden Co. Ltd.	25,200	983,528
Ichibanya Co. Ltd.	3,800	138,267
Ichigo Inc.	57,200	131,101
Ichigo Office REIT Investment Corp.	244	159,719

Security	Shares	Value

Japan (continued)
Idec Corp./Japan	7,800	$185,732
Idemitsu Kosan Co. Ltd.	45,947	1,148,710
IDOM Inc.	6,700	43,185
IHI Corp.	31,500	957,118
Iida Group Holdings Co. Ltd.	31,000	516,784
Iino Kaiun Kaisha Ltd.	18,500	130,982
Inaba Denki Sangyo Co. Ltd.	14,200	308,507
Inabata & Co. Ltd.	10,400	201,871
Inageya Co. Ltd.	4,500	45,001
Industrial & Infrastructure Fund Investment Corp.	449	497,600
Infocom Corp.	8,100	136,539
Infomart Corp.	42,900	138,784
Information Services International-Dentsu Ltd.	7,100	235,211
INFRONEER Holdings Inc.	49,600	395,929
Inpex Corp.	227,700	2,502,113
Insource Co. Ltd.	9,500	106,880
Internet Initiative Japan Inc.	22,900	429,736
Invincible Investment Corp.	1,294	551,854
IR Japan Holdings Ltd.	1,300	18,326
Iriso Electronics Co. Ltd.	4,500	151,011
Isetan Mitsukoshi Holdings Ltd.	72,100	784,500
Isuzu Motors Ltd.	128,900	1,629,984
Ito En Ltd.	12,800	456,701
ITOCHU Corp.	259,700	8,393,976
Itochu Enex Co. Ltd.	7,500	64,285
Itochu Techno-Solutions Corp.	22,200	549,617
Itochu-Shokuhin Co. Ltd.	1,300	50,454
Itoham Yonekyu Holdings Inc.	30,500	167,458
Iwatani Corp.	11,800	508,594
Iyogin Holdings Inc., NVS	49,600	279,932
Izumi Co. Ltd.	7,600	172,077
J Front Retailing Co. Ltd.	53,200	495,477
J Trust Co. Ltd.	15,100	66,322
JAC Recruitment Co. Ltd.	4,100	74,515
Jaccs Co. Ltd.	5,800	187,109
JAFCO Group Co. Ltd.	12,100	215,926
Japan Airlines Co. Ltd.(b)	33,800	716,816
Japan Airport Terminal Co. Ltd.(b)	12,000	625,493
Japan Aviation Electronics Industry Ltd.	10,700	183,823
Japan Display Inc.(b)	132,800	45,095
Japan Elevator Service Holdings Co. Ltd.	13,900	196,228
Japan Excellent Inc.	296	282,461
Japan Exchange Group Inc.	107,300	1,642,180
Japan Hotel REIT Investment Corp.	1,000	633,686
Japan Lifeline Co. Ltd.	16,600	122,004
Japan Logistics Fund Inc.	163	371,679
Japan Material Co. Ltd.	13,000	243,822
Japan Metropolitan Fund Invest	1,474	1,139,526
Japan Petroleum Exploration Co. Ltd.	7,200	233,400
Japan Post Bank Co. Ltd.	90,100	800,527
Japan Post Holdings Co. Ltd.	518,200	4,549,515
Japan Post Insurance Co. Ltd.	44,200	788,526
Japan Prime Realty Investment Corp.	174	472,032
Japan Pulp & Paper Co. Ltd.	1,600	67,506
Japan Real Estate Investment Corp.	281	1,204,785
Japan Securities Finance Co. Ltd.	19,800	179,528
Japan Steel Works Ltd. (The)	11,500	244,994
Japan Tobacco Inc.	261,800	5,338,601
Japan Wool Textile Co. Ltd. (The)	7,300	54,351
JCR Pharmaceuticals Co. Ltd.	12,900	159,165

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
JCU Corp.	4,400	$109,105
Jeol Ltd.	9,800	287,767
JFE Holdings Inc.	107,000	1,410,864
JGC Holdings Corp.	49,600	647,878
JINS Holdings Inc.	2,100	63,242
JMDC Inc.	6,000	198,290
J-Oil Mills Inc.	3,600	43,733
Joshin Denki Co. Ltd.	2,600	39,977
Joyful Honda Co. Ltd.	13,200	189,639
JSR Corp.	37,900	852,756
JTEKT Corp.	49,200	364,734
JTOWER Inc.(a)(b)	1,900	91,005
Juroku Financial Group Inc.	10,100	243,056
Justsystems Corp.	8,700	216,671
Kadokawa Corp.	18,100	338,675
Kaga Electronics Co. Ltd.	3,600	119,916
Kagome Co. Ltd.	14,900	363,924
Kajima Corp.	86,700	1,064,787
Kakaku.com Inc.	29,000	483,490
Kaken Pharmaceutical Co. Ltd.	5,500	159,642
Kameda Seika Co. Ltd.	2,000	67,643
Kamigumi Co. Ltd.	22,200	454,134
Kanamoto Co. Ltd.	9,800	170,451
Kandenko Co. Ltd.	20,700	139,128
Kaneka Corp.	12,900	338,681
Kanematsu Corp.	18,600	227,445
Kanematsu Electronics Ltd.	1,700	81,187
Kansai Electric Power Co. Inc. (The)	151,600	1,457,951
Kansai Paint Co. Ltd.	39,500	556,283
Kanto Denka Kogyo Co. Ltd.	6,000	46,578
Kao Corp.	105,800	4,276,630
Kappa Create Co. Ltd.(b)	4,500	49,141
Katakura Industries Co. Ltd.	2,700	36,671
Katitas Co. Ltd.	13,900	340,834
Kato Sangyo Co. Ltd.	5,600	155,623
Kawasaki Heavy Industries Ltd.	34,600	791,738
Kawasaki Kisen Kaisha Ltd.	34,000	709,949
KDDI Corp.	357,800	11,178,900
KeePer Technical Laboratory Co. Ltd.	1,800	46,366
Keihan Holdings Co. Ltd.	19,400	521,966
Keihanshin Building Co. Ltd.	4,300	45,302
Keikyu Corp.	49,600	513,986
Keio Corp.	23,700	869,896
Keisei Electric Railway Co. Ltd.	30,500	889,654
Keiyo Bank Ltd. (The)	21,400	101,648
Keiyo Co. Ltd.	5,000	34,543
Kenedix Office Investment Corp.	176	418,099
Kenedix Residential Next Investment Corp.	212	315,979
Kenedix Retail REIT Corp.	131	245,609
Kewpie Corp.	18,000	313,389
Keyence Corp.	42,700	19,657,746
KFC Holdings Japan Ltd.	2,100	45,202
KH Neochem Co. Ltd.	9,100	193,960
Kikkoman Corp.	33,500	1,771,885
Kinden Corp.	24,800	284,246
Kintetsu Group Holdings Co. Ltd.	35,600	1,159,313
Kirin Holdings Co. Ltd.	179,600	2,767,586
Kisoji Co. Ltd.	8,600	142,277
Kissei Pharmaceutical Co. Ltd.	6,900	135,935
Ki-Star Real Estate Co. Ltd.	1,400	53,259

Security	Shares	Value

Japan (continued)
Kitz Corp.	16,900	$107,022
Kiyo Bank Ltd. (The)	14,400	183,046
Koa Corp.	6,300	91,829
Kobayashi Pharmaceutical Co. Ltd.	10,400	746,638
Kobe Bussan Co. Ltd.	34,000	981,639
Kobe Steel Ltd.	64,500	347,496
Koei Tecmo Holdings Co. Ltd.	27,872	506,885
Kohnan Shoji Co. Ltd.	5,300	136,546
Koito Manufacturing Co. Ltd.	47,800	806,299
Kokuyo Co. Ltd.	20,100	286,609
Komatsu Ltd.	201,300	4,946,839
KOMEDA Holdings Co. Ltd.	14,400	267,744
Komeri Co. Ltd.	8,400	172,317
Konami Group Corp.	20,800	1,022,808
Konica Minolta Inc.	107,200	449,253
Konishi Co. Ltd.	4,300	60,955
Konoike Transport Co. Ltd.	5,500	65,251
Kose Corp.	7,700	849,563
Koshidaka Holdings Co. Ltd.	7,800	56,478
Kotobuki Spirits Co. Ltd.	3,600	236,461
K’s Holdings Corp.	38,200	337,723
Kubota Corp.	222,900	3,349,805
Kumagai Gumi Co. Ltd.	12,500	256,886
Kumiai Chemical Industry Co. Ltd.	19,900	135,025
Kura Sushi Inc.(a)	4,700	109,195
Kuraray Co. Ltd.	64,300	532,214
Kureha Corp.	3,800	248,187
Kurita Water Industries Ltd.	22,400	1,012,889
Kusuri no Aoki Holdings Co. Ltd.	3,300	185,935
KYB Corp.	2,800	79,350
Kyocera Corp.	69,300	3,596,074
Kyoei Steel Ltd.	4,800	52,471
Kyokuto Kaihatsu Kogyo Co. Ltd.	4,400	50,544
KYORIN Holdings Inc.	5,700	75,552
Kyoritsu Maintenance Co. Ltd.	8,000	365,391
Kyowa Kirin Co. Ltd.	60,900	1,358,128
Kyudenko Corp.	9,900	256,604
Kyushu Electric Power Co. Inc.	89,500	515,219
Kyushu Financial Group Inc.	71,900	264,268
Kyushu Railway Co.	31,700	710,608
LaSalle Logiport REIT	356	431,331
Lasertec Corp.	16,500	3,123,828
Lawson Inc.	12,300	491,831
Leopalace21 Corp.(b)	50,900	126,329
Life Corp.	5,000	109,074
Link And Motivation Inc.	5,700	28,946
Lintec Corp.	11,400	197,414
Lion Corp.	49,700	550,165
LITALICO Inc.	3,900	79,618
Lixil Corp.	63,200	1,091,071
M&A Capital Partners Co. Ltd.(b)	4,300	145,641
M&A Research Institute Inc., NVS(b)	800	64,286
M3 Inc.	96,000	2,624,919
Mabuchi Motor Co. Ltd.	12,900	369,460
Macnica Holdings Inc.	11,400	302,974
Maeda Kosen Co. Ltd.	5,700	147,505
Makino Milling Machine Co. Ltd.	6,500	233,337
Makita Corp.	49,600	1,321,187
Management Solutions Co. Ltd.	1,500	40,749
Mandom Corp.	5,700	64,623

80	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mani Inc.	14,700	$215,017
Marubeni Corp.	335,100	4,111,200
Maruha Nichiro Corp.	9,500	180,386
Marui Group Co. Ltd.	37,900	645,836
Maruichi Steel Tube Ltd.	10,600	228,242
MARUKA FURUSATO Corp.	4,400	118,361
Maruwa Co. Ltd./Aichi	2,000	255,659
Maruzen Showa Unyu Co. Ltd.	1,900	46,040
Matsuda Sangyo Co. Ltd.	3,600	65,591
Matsui Securities Co. Ltd.	25,800	154,496
MatsukiyoCocokara & Co.	23,330	1,163,802
Matsuyafoods Holdings Co. Ltd.	1,700	52,677
Max Co. Ltd.	9,100	142,372
Maxell Ltd.	10,400	113,499
Maxvalu Tokai Co. Ltd.	2,400	52,053
Mazda Motor Corp.	124,300	989,426
McDonald’s Holdings Co. Japan Ltd.	17,700	699,281
MCJ Co. Ltd.	18,900	147,008
Mebuki Financial Group Inc.	191,990	500,099
Medipal Holdings Corp.	36,900	492,651
Medley Inc.(b)	5,300	187,797
Megachips Corp.	2,000	41,760
Megmilk Snow Brand Co. Ltd.	13,000	181,948
Meidensha Corp.	5,200	77,248
MEIJI Holdings Co. Ltd.	25,000	1,289,317
Meiko Electronics Co. Ltd.	4,500	100,877
Meitec Corp.	13,500	253,958
Melco Holdings Inc.	1,200	30,970
Menicon Co. Ltd.	12,600	278,421
Mercari Inc.(b)	23,800	518,361
METAWATER Co. Ltd.	3,600	47,517
Micronics Japan Co. Ltd.	5,000	53,634
Midac Holdings Co. Ltd.	1,200	26,223
Mie Kotsu Group Holdings Inc.	18,700	71,792
Milbon Co. Ltd.	6,400	281,458
Mimasu Semiconductor Industry Co. Ltd.	2,700	53,554
MINEBEA MITSUMI Inc.	77,200	1,345,804
Mirai Corp.	290	97,928
MIRAIT ONE corp.	22,000	268,294
MISUMI Group Inc.	60,200	1,515,081
Mitani Sekisan Co. Ltd.	1,000	32,673
Mitsubishi Chemical Group Corp.	274,300	1,539,219
Mitsubishi Corp.	278,500	9,325,838
Mitsubishi Electric Corp.	418,100	4,607,776
Mitsubishi Estate Co. Ltd.	258,800	3,326,387
Mitsubishi Estate Logistics REIT Investment Corp.	117	367,767
Mitsubishi Gas Chemical Co. Inc.	37,300	545,047
Mitsubishi HC Capital Inc.	144,400	737,039
Mitsubishi Heavy Industries Ltd.	69,200	2,713,329
Mitsubishi Logistics Corp.	11,100	259,200
Mitsubishi Materials Corp.	24,800	425,984
Mitsubishi Motors Corp.(b)	148,500	572,156
Mitsubishi Pencil Co. Ltd.	5,300	59,454
Mitsubishi Research Institute Inc.	1,600	62,253
Mitsubishi Shokuhin Co. Ltd.	5,400	130,163
Mitsubishi UFJ Financial Group Inc.	2,631,500	19,275,424
Mitsuboshi Belting Ltd.	5,000	142,670
Mitsui & Co. Ltd.	315,200	9,299,261
Mitsui Chemicals Inc.	38,700	910,941
Mitsui DM Sugar Holdings Co. Ltd.	3,200	50,051

Security	Shares	Value

Japan (continued)
Mitsui Fudosan Co. Ltd.	199,100	$3,731,859
Mitsui Fudosan Logistics Park Inc.	137	478,139
Mitsui High-Tec Inc.	4,700	247,843
Mitsui Mining & Smelting Co. Ltd.	10,500	279,731
Mitsui OSK Lines Ltd.	75,100	1,863,885
Mitsui-Soko Holdings Co. Ltd.	6,100	175,382
Mitsuuroko Group Holdings Co. Ltd.	7,600	69,030
Miura Co. Ltd.	18,100	452,922
Mixi Inc.	11,500	220,636
Mizuho Financial Group Inc.	529,720	8,274,464
Mizuho Leasing Co. Ltd.	6,800	180,408
Mizuno Corp.	2,700	61,262
Mochida Pharmaceutical Co. Ltd.	5,000	134,298
Modec Inc.(b)	3,300	35,917
Monex Group Inc.	36,200	127,705
Money Forward Inc.(b)	10,100	374,543
Monogatari Corp. (The)	1,700	85,179
MonotaRO Co. Ltd.	56,300	852,852
Mori Hills REIT Investment Corp.	380	431,808
Mori Trust Hotel Reit Inc.	49	50,761
Mori Trust Sogo REIT Inc.	226	255,037
Morinaga & Co. Ltd./Japan	9,400	278,718
Morinaga Milk Industry Co. Ltd.	9,100	336,633
Morita Holdings Corp.	5,100	47,734
MOS Food Services Inc.	6,300	149,428
MS&AD Insurance Group Holdings Inc.	97,400	3,123,980
Murata Manufacturing Co. Ltd.	127,100	7,262,556
Musashi Seimitsu Industry Co. Ltd.	13,300	183,292
Musashino Bank Ltd. (The)	9,500	166,719
Nabtesco Corp.	24,800	726,107
Nachi-Fujikoshi Corp.	2,200	66,518
Nafco Co. Ltd.	3,900	48,925
Nagaileben Co. Ltd.	3,200	48,479
Nagase & Co. Ltd.	21,600	348,567
Nagawa Co. Ltd.(a)	1,000	61,485
Nagoya Railroad Co. Ltd.	42,400	701,078
Nakanishi Inc.	13,900	294,896
Nankai Electric Railway Co. Ltd.	22,900	497,608
Nanto Bank Ltd. (The)	8,500	176,320
NEC Corp.	58,600	2,117,078
NEC Networks & System Integration Corp.	12,700	169,601
NET One Systems Co. Ltd.	16,800	455,280
Nexon Co. Ltd.	103,800	2,502,882
Nextage Co. Ltd.(a)	9,600	215,934
NGK Insulators Ltd.	51,400	711,442
NGK Spark Plug Co. Ltd.	36,500	713,251
NH Foods Ltd.	16,300	489,360
NHK Spring Co. Ltd.	42,900	303,241
Nichias Corp.	10,700	207,137
Nichicon Corp.	13,300	130,655
Nichiden Corp.	2,900	40,239
Nichiha Corp.	4,900	105,170
Nichirei Corp.	24,800	518,951
Nidec Corp.	98,400	5,453,214
Nifco Inc./Japan	16,300	423,094
Nihon Kohden Corp.	16,500	433,471
Nihon M&A Center Holdings Inc.	64,500	659,410
Nihon Parkerizing Co. Ltd.	20,000	147,667
Nikkiso Co. Ltd.	12,100	94,997
Nikkon Holdings Co. Ltd.	14,100	271,477

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nikon Corp.	64,000	$631,898
Nintendo Co. Ltd.	242,500	10,514,258
Nippn Corp., New	11,000	137,483
Nippon Accommodations Fund Inc.	126	565,541
Nippon Building Fund Inc.	358	1,564,590
Nippon Carbon Co. Ltd.	1,700	57,895
Nippon Ceramic Co. Ltd.	2,800	52,190
Nippon Densetsu Kogyo Co. Ltd.	10,100	126,492
Nippon Electric Glass Co. Ltd.	16,000	297,126
Nippon Express Holdings Inc.	16,400	951,737
Nippon Gas Co. Ltd.	24,000	383,072
Nippon Kanzai Co. Ltd.	3,000	59,081
Nippon Kayaku Co. Ltd.	24,600	228,439
Nippon Light Metal Holdings Co. Ltd.	10,710	122,757
Nippon Paint Holdings Co. Ltd.	179,600	1,639,654
Nippon Paper Industries Co. Ltd.	25,100	186,871
Nippon Parking Development Co. Ltd.	44,800	89,158
Nippon Prologis REIT Inc.	461	1,046,074
NIPPON REIT Investment Corp.	126	320,859
Nippon Road Co. Ltd. (The)	1,000	47,735
Nippon Sanso Holdings Corp.	38,200	623,075
Nippon Seiki Co. Ltd.	5,300	34,168
Nippon Shinyaku Co. Ltd.	11,800	607,300
Nippon Shokubai Co. Ltd.	6,400	270,945
Nippon Signal Company Ltd.	6,200	49,794
Nippon Soda Co. Ltd.	4,700	153,622
Nippon Steel Corp.	177,228	3,688,951
Nippon Steel Trading Corp.	3,200	228,153
Nippon Suisan Kaisha Ltd.	61,500	255,546
Nippon Telegraph & Telephone Corp.	260,500	7,811,227
Nippon Television Holdings Inc.	12,900	104,293
Nippon Yusen KK	106,100	2,523,997
Nipro Corp.(a)	31,900	256,074
Nishimatsu Construction Co. Ltd.	10,100	315,507
Nishimatsuya Chain Co. Ltd.	7,700	91,436
Nishi-Nippon Financial Holdings Inc.	25,500	212,249
Nishi-Nippon Railroad Co. Ltd.	13,400	247,465
Nishio Rent All Co. Ltd.	5,900	142,325
Nissan Chemical Corp.	28,400	1,340,754
Nissan Motor Co. Ltd.	507,100	1,821,979
Nissan Shatai Co. Ltd.	17,500	121,595
Nissha Co. Ltd.	9,100	135,394
Nisshin Oillio Group Ltd. (The)	5,700	140,012
Nisshin Seifun Group Inc.	44,400	556,132
Nisshinbo Holdings Inc.	27,000	201,823
Nissin Electric Co. Ltd.	14,200	147,228
Nissin Foods Holdings Co. Ltd.	12,400	969,403
Nitori Holdings Co. Ltd.	17,200	2,276,518
Nitta Corp.	2,800	61,914
Nittetsu Mining Co. Ltd.	2,000	55,695
Nitto Boseki Co. Ltd.	3,600	56,770
Nitto Denko Corp.	32,500	2,100,716
Nitto Kogyo Corp.	6,000	112,317
Noevir Holdings Co. Ltd.	3,900	171,736
NOF Corp.	12,400	528,205
Nohmi Bosai Ltd.	3,200	42,432
Nojima Corp.	12,300	132,039
NOK Corp.	20,500	194,695
Nomura Co. Ltd.	19,000	136,707
Nomura Holdings Inc.	623,700	2,489,081

Security	Shares	Value

Japan (continued)
Nomura Real Estate Holdings Inc.	25,200	$555,419
Nomura Real Estate Master Fund Inc.	871	1,018,604
Nomura Research Institute Ltd.	86,210	2,069,693
Noritake Co. Ltd./Nagoya Japan	1,300	42,148
Noritsu Koki Co. Ltd.	2,500	45,281
Noritz Corp.	3,600	41,618
North Pacific Bank Ltd.	51,400	111,534
NS Solutions Corp.	7,000	180,170
NS United Kaiun Kaisha Ltd.	1,400	42,163
NSD Co. Ltd.	11,500	206,608
NSK Ltd.	84,700	476,383
NTN Corp.	100,000	207,307
NTT Data Corp.	136,000	2,109,547
NTT UD REIT Investment Corp.	285	290,667
Obara Group Inc.(a)	1,900	54,976
Obayashi Corp.	131,400	1,019,233
OBIC Business Consultants Co. Ltd.	6,800	267,052
Obic Co. Ltd.	14,700	2,356,802
Odakyu Electric Railway Co. Ltd.	61,700	811,192
Ogaki Kyoritsu Bank Ltd. (The)	10,800	161,939
Ohsho Food Service Corp.	2,900	135,528
Oiles Corp.	3,800	45,228
Oisix ra daichi Inc.(a)(b)	6,100	102,941
Oji Holdings Corp.	177,000	731,497
Okamoto Industries Inc.	1,600	48,153
Okamura Corp.	13,700	150,268
Okasan Securities Group Inc.	27,500	88,946
Oki Electric Industry Co. Ltd.	24,600	138,958
Okinawa Cellular Telephone Co.	7,000	169,366
Okinawa Electric Power Co. Inc. (The)	4,500	37,425
Okinawa Financial Group Inc.	3,100	57,613
OKUMA Corp.	5,200	210,772
Okumura Corp.	6,800	158,196
Olympus Corp.	267,000	5,019,496
Omron Corp.	39,600	2,291,279
One REIT Inc.	78	147,852
Ono Pharmaceutical Co. Ltd.	75,900	1,646,930
Open House Group Co. Ltd.	18,100	684,728
Optex Group Co. Ltd.	5,200	85,251
Optorun Co. Ltd.	6,100	120,374
Oracle Corp. Japan	9,800	671,367
Organo Corp.	6,100	155,058
Orient Corp.	11,950	109,186
Oriental Land Co. Ltd./Japan	43,700	7,281,287
ORIX Corp.	259,600	4,564,542
Orix JREIT Inc.	572	786,994
Osaka Gas Co. Ltd.	82,700	1,334,520
Osaka Organic Chemical Industry Ltd.	1,700	28,051
Osaka Soda Co. Ltd.	2,100	68,637
OSAKA Titanium Technologies Co. Ltd.	5,700	161,734
OSG Corp.	21,800	342,149
Otsuka Corp.	24,800	815,908
Otsuka Holdings Co. Ltd.	88,500	2,839,116
Outsourcing Inc.	25,500	198,166
Pacific Industrial Co. Ltd.	5,700	47,253
Pacific Metals Co. Ltd.	2,500	38,597
PAL GROUP Holdings Co. Ltd.	3,400	72,917
PALTAC Corp.	9,100	329,484
Pan Pacific International Holdings Corp.	83,300	1,540,477
Panasonic Holdings Corp.	482,700	4,476,255

82	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Paramount Bed Holdings Co. Ltd.	9,100	$174,778
Park24 Co. Ltd.(b)	30,300	513,910
Pasona Group Inc.	2,400	38,723
Penta-Ocean Construction Co. Ltd.	62,300	310,726
PeptiDream Inc.(b)	19,900	310,706
Persol Holdings Co. Ltd.	38,000	833,169
Pharma Foods International Co. Ltd.(a)	3,200	32,829
PHC Holdings Corp.	3,900	46,270
Pigeon Corp.	24,800	394,143
Pilot Corp.	6,900	246,276
Piolax Inc.	4,100	56,089
PKSHA Technology Inc.(b)	3,500	48,890
Plus Alpha Consulting Co. Ltd.	1,400	30,345
Pola Orbis Holdings Inc.	21,800	314,524
Pressance Corp.	3,400	43,501
Prestige International Inc.	22,200	123,840
Prima Meat Packers Ltd.	3,900	66,160
Raito Kogyo Co. Ltd.	12,100	179,573
Raiznext Corp.	3,400	34,570
Raksul Inc.(a)(b)	10,200	110,418
Rakus Co. Ltd.	19,000	260,387
Rakuten Group Inc.(a)(b)	189,700	967,175
Recruit Holdings Co. Ltd.	317,000	10,194,803
Relia Inc.	8,500	95,863
Relo Group Inc.	24,100	408,408
Renesas Electronics Corp.(b)	251,000	2,581,811
Rengo Co. Ltd.	42,500	299,965
RENOVA Inc.(a)(b)	6,000	104,429
Resona Holdings Inc.	469,900	2,600,297
Resorttrust Inc.	16,500	301,499
Restar Holdings Corp.	3,200	54,286
Retail Partners Co. Ltd.	4,300	45,291
Ricoh Co. Ltd.	123,000	954,802
Ricoh Leasing Co. Ltd.	4,700	140,422
Riken Keiki Co. Ltd.	2,800	99,881
Riken Vitamin Co. Ltd.	3,300	48,920
Ringer Hut Co. Ltd.	3,100	54,084
Rinnai Corp.	9,600	757,728
Riso Kagaku Corp.	2,500	41,712
Riso Kyoiku Co. Ltd.	23,300	65,479
Rohm Co. Ltd.	18,100	1,450,380
Rohto Pharmaceutical Co. Ltd.	42,600	786,031
Roland Corp.	2,700	80,616
Rorze Corp.	2,500	192,169
Round One Corp.	44,100	162,491
Royal Holdings Co. Ltd.(a)(b)	6,000	112,134
RS Technologies Co. Ltd.	3,500	106,362
Ryohin Keikaku Co. Ltd.	57,600	638,677
Ryosan Co. Ltd.	2,800	63,454
Ryoyo Electro Corp.	3,900	69,712
S Foods Inc.	5,800	132,569
Saibu Gas Holdings Co. Ltd.	2,700	38,169
Saizeriya Co. Ltd.	7,300	180,960
Sakai Moving Service Co. Ltd.	1,500	51,871
Sakata INX Corp.	6,100	51,403
Sakata Seed Corp.	6,300	201,273
SAMTY Co. Ltd.	4,500	71,074
Samty Residential Investment Corp.	52	43,602
San-A Co. Ltd.	5,000	160,932
San-Ai Obbli Co. Ltd.	11,900	123,810

Security	Shares	Value

Japan (continued)
SanBio Co. Ltd.(b)	5,400	$30,930
Sangetsu Corp.	11,600	203,848
San-in Godo Bank Ltd. (The)	26,200	162,967
Sanken Electric Co. Ltd.	4,700	266,904
Sanki Engineering Co. Ltd.	5,600	67,240
Sankyo Co. Ltd.	8,900	359,485
Sankyu Inc.	13,700	538,297
Sanrio Co. Ltd.	12,500	476,778
Sansan Inc.(b)	16,900	210,781
Santen Pharmaceutical Co. Ltd.	74,300	579,224
Sanwa Holdings Corp.	44,100	466,861
Sanyo Chemical Industries Ltd.	3,700	120,650
Sanyo Denki Co. Ltd.	1,800	87,260
Sanyo Special Steel Co. Ltd.	3,600	69,071
Sapporo Holdings Ltd.	13,200	322,358
Sato Holdings Corp.	3,800	61,942
Sawai Group Holdings Co. Ltd.	8,900	275,364
SBI Holdings Inc.	56,400	1,195,640
SBS Holdings Inc.	5,400	123,308
SCREEN Holdings Co. Ltd.	9,500	707,910
SCSK Corp.	36,400	592,862
Secom Co. Ltd.	45,200	2,692,824
Sega Sammy Holdings Inc.	38,100	603,295
Seibu Holdings Inc.	50,200	563,124
Seiko Epson Corp.	64,000	992,512
Seiko Group Corp.	5,400	121,915
Seino Holdings Co. Ltd.	29,500	294,616
Seiren Co. Ltd.	8,900	163,454
Sekisui Chemical Co. Ltd.	78,100	1,094,047
Sekisui House Ltd.	133,300	2,519,271
Sekisui House Reit Inc.	862	471,224
Sekisui Jushi Corp.	3,600	54,640
Senko Group Holdings Co. Ltd.	21,200	163,979
Septeni Holdings Co. Ltd.	21,300	56,413
Seria Co. Ltd.	10,800	237,331
Seven & i Holdings Co. Ltd.	164,600	7,771,243
Seven Bank Ltd.	126,200	259,336
SG Holdings Co. Ltd.	59,700	921,250
Sharp Corp./Japan	49,300	409,785
Shibaura Machine Co. Ltd.	4,400	96,399
Shibuya Corp.	2,100	40,951
SHIFT Inc.(b)	2,900	541,243
Shiga Bank Ltd. (The)	8,700	181,089
Shikoku Chemicals Corp.	5,100	50,157
Shikoku Electric Power Co. Inc.	42,000	242,832
Shima Seiki Manufacturing Ltd.	8,500	128,766
Shimadzu Corp.	53,300	1,637,966
Shimamura Co. Ltd.	5,600	525,302
Shimano Inc.	15,500	2,764,199
Shimizu Corp.	112,500	630,641
Shin Nippon Biomedical Laboratories Ltd.	5,600	100,814
Shin-Etsu Chemical Co. Ltd.	83,800	12,354,048
Shin-Etsu Polymer Co. Ltd.	6,200	61,738
Shinko Electric Industries Co. Ltd.	14,700	413,599
Shinmaywa Industries Ltd.	16,700	138,898
Shinsei Bank Ltd.(a)	12,900	237,932
Shionogi & Co. Ltd.	59,500	2,835,442
Ship Healthcare Holdings Inc.	15,700	304,850
Shiseido Co. Ltd.	89,100	4,631,061
Shizuoka Financial Group Inc., NVS	93,000	787,862

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shizuoka Gas Co. Ltd.	4,800	$42,084
SHO-BOND Holdings Co. Ltd.	11,500	490,660
Shochiku Co. Ltd.(b)	2,200	187,576
Shoei Co. Ltd.	5,300	204,080
Shoei Foods Corp.(a)	1,700	54,346
Showa Denko KK	38,800	663,115
Showa Sangyo Co. Ltd.	2,500	48,773
Siix Corp.	4,900	52,956
Simplex Holdings Inc.	6,000	105,402
SKY Perfect JSAT Holdings Inc.	44,700	172,556
Skylark Holdings Co. Ltd.(a)(b)	50,000	595,044
SMC Corp.	12,400	6,298,091
SMS Co. Ltd.	15,000	394,568
Snow Peak Inc.(a)	6,100	101,328
SoftBank Corp.	625,900	7,161,606
SoftBank Group Corp.	265,400	12,564,581
Sohgo Security Services Co. Ltd.	15,200	418,485
Sojitz Corp.	52,920	1,049,208
Solasto Corp.	12,300	64,800
Sompo Holdings Inc.	67,900	2,923,019
Sony Group Corp.	278,100	24,848,662
Sosei Group Corp.(b)	16,300	308,744
SOSiLA Logistics REIT Inc.	147	146,328
Sotetsu Holdings Inc.	15,400	263,276
SPARX Group Co. Ltd.	4,200	58,800
S-Pool Inc.	19,300	115,296
Square Enix Holdings Co. Ltd.	18,100	855,972
SRE Holdings Corp.(b)	2,100	66,768
Stanley Electric Co. Ltd.	30,800	662,854
Star Asia Investment Corp.	447	181,339
Star Micronics Co. Ltd.	11,500	150,041
Starts Corp. Inc.	7,200	143,176
Starts Proceed Investment Corp.	73	127,911
Strike Co. Ltd.	1,200	38,880
Subaru Corp.	134,200	2,205,125
Sugi Holdings Co. Ltd.	8,100	354,036
SUMCO Corp.	74,100	1,097,922
Sumitomo Bakelite Co. Ltd.	9,900	322,582
Sumitomo Chemical Co. Ltd.	314,800	1,208,401
Sumitomo Corp.	243,400	4,369,013
Sumitomo Densetsu Co. Ltd.	2,900	52,997
Sumitomo Electric Industries Ltd.	149,000	1,790,408
Sumitomo Forestry Co. Ltd.	33,600	628,236
Sumitomo Heavy Industries Ltd.	24,800	551,484
Sumitomo Metal Mining Co. Ltd.	55,600	2,257,539
Sumitomo Mitsui Construction Co. Ltd.	30,200	97,679
Sumitomo Mitsui Financial Group Inc.	286,900	12,468,979
Sumitomo Mitsui Trust Holdings Inc.	74,200	2,703,005
Sumitomo Osaka Cement Co. Ltd.	7,500	197,344
Sumitomo Pharma Co., Ltd.	42,900	301,624
Sumitomo Realty & Development Co. Ltd.	67,200	1,638,143
Sumitomo Rubber Industries Ltd.	36,400	323,151
Sumitomo Warehouse Co. Ltd. (The)	11,300	173,986
Sun Frontier Fudousan Co. Ltd.	6,000	51,722
Sundrug Co. Ltd.	15,100	427,229
Suntory Beverage & Food Ltd.	31,600	1,067,061
Suruga Bank Ltd.	31,400	102,486
Suzuken Co. Ltd.	14,200	374,001
Suzuki Motor Corp.	82,100	3,078,108
Sysmex Corp.	36,300	2,409,778

Security	Shares	Value

Japan (continued)
Systena Corp.	61,900	$198,711
T Hasegawa Co. Ltd.	8,700	212,982
T&D Holdings Inc.	115,500	1,848,722
Tadano Ltd.	22,900	170,026
Taihei Dengyo Kaisha Ltd.	3,600	96,457
Taiheiyo Cement Corp.	22,800	392,922
Taikisha Ltd.	6,700	183,753
Taisei Corp.	37,400	1,291,122
Taisho Pharmaceutical Holdings Co. Ltd.	9,400	395,417
Taiyo Holdings Co. Ltd.	9,700	178,942
Taiyo Yuden Co. Ltd.	25,900	879,707
Takamatsu Construction Group Co. Ltd.	2,900	44,401
Takara Bio Inc.	10,500	139,000
Takara Holdings Inc.	28,900	234,845
Takara Leben Real Estate Investment Corp.	137	102,705
Takara Standard Co. Ltd.	4,100	44,744
Takasago International Corp.	2,300	45,612
Takasago Thermal Engineering Co. Ltd.	13,000	188,519
Takashimaya Co. Ltd.	32,100	448,479
Takeda Pharmaceutical Co. Ltd.	332,000	10,437,206
Takeuchi Manufacturing Co. Ltd.	7,300	161,567
Takuma Co. Ltd.	10,600	104,999
Tama Home Co. Ltd.	2,400	58,913
Tamron Co. Ltd.	3,700	89,696
TBS Holdings Inc.	4,900	57,205
TDK Corp.	88,100	3,147,483
TechMatrix Corp.	6,700	91,722
TechnoPro Holdings Inc.	24,400	759,698
Teijin Ltd.	35,800	367,606
Tenma Corp.	2,200	37,565
Terumo Corp.	140,500	4,090,005
T-Gaia Corp.	3,100	39,603
THK Co. Ltd.	24,600	522,069
TIS Inc.	49,600	1,430,233
TKC Corp.	7,400	210,857
TKP Corp.(b)	3,500	82,971
Toa Corp./Tokyo	2,500	48,431
Toagosei Co. Ltd.	24,600	223,243
Tobu Railway Co. Ltd.	39,600	929,139
Tocalo Co. Ltd.	13,800	132,196
Toda Corp.	49,600	270,542
Toei Animation Co. Ltd.	1,800	179,431
Toei Co. Ltd.	1,600	211,536
Toho Bank Ltd. (The)	43,900	81,490
Toho Co. Ltd./Tokyo	25,000	923,336
Toho Gas Co. Ltd.	15,500	303,982
Toho Holdings Co. Ltd.	13,000	212,320
Toho Titanium Co. Ltd.	6,900	128,773
Tohoku Electric Power Co. Inc.	98,200	528,169
Tokai Carbon Co. Ltd.	46,000	396,872
Tokai Corp./Gifu	3,000	45,144
TOKAI Holdings Corp.	23,600	157,426
Tokai Rika Co. Ltd.	14,400	167,149
Tokai Tokyo Financial Holdings Inc.	41,800	121,835
Token Corp.	1,000	60,476
Tokio Marine Holdings Inc.	402,500	8,430,243
Tokushu Tokai Paper Co. Ltd.	1,600	35,852
Tokuyama Corp.	12,700	185,797
Tokyo Century Corp.	10,100	355,128
Tokyo Electric Power Co. Holdings Inc.(b)	334,000	1,250,760

84	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokyo Electron Ltd.	33,200	$11,604,202
Tokyo Gas Co. Ltd.	84,900	1,777,780
Tokyo Ohka Kogyo Co. Ltd.	9,200	453,436
Tokyo Seimitsu Co. Ltd.	8,800	302,983
Tokyo Steel Manufacturing Co. Ltd.	10,500	114,243
Tokyo Tatemono Co. Ltd.	43,300	536,812
Tokyotokeiba Co. Ltd.	4,200	125,205
Tokyu Construction Co. Ltd.	24,400	124,184
Tokyu Corp.	112,100	1,441,537
Tokyu Fudosan Holdings Corp.	133,800	678,932
Tokyu REIT Inc.	205	308,899
TOMONY Holdings Inc.	28,800	88,457
Tomy Co. Ltd.	22,200	219,098
Topcon Corp.	23,400	304,938
Toppan Inc.	60,900	981,231
Topre Corp.	4,200	40,971
Toray Industries Inc.	294,500	1,809,422
Toridoll Holdings Corp.	10,500	227,776
Torii Pharmaceutical Co. Ltd.	2,000	47,922
Tosei Corp.	6,100	69,642
Toshiba Corp.	87,500	3,005,332
Toshiba TEC Corp.	5,800	165,045
Tosoh Corp.	60,098	786,287
Totetsu Kogyo Co. Ltd.	7,800	161,235
TOTO Ltd.	32,900	1,278,589
Towa Pharmaceutical Co. Ltd.	5,900	93,152
Toyo Construction Co. Ltd.	18,700	122,877
Toyo Gosei Co. Ltd.(a)	800	57,100
Toyo Ink SC Holdings Co. Ltd.	8,800	126,401
Toyo Seikan Group Holdings Ltd.	29,600	384,234
Toyo Suisan Kaisha Ltd.	18,700	772,699
Toyo Tanso Co. Ltd.	2,300	73,457
Toyo Tire Corp.	25,100	300,283
Toyobo Co. Ltd.	20,100	160,010
Toyoda Gosei Co. Ltd.	12,100	200,909
Toyota Boshoku Corp.	18,900	280,323
Toyota Industries Corp.	33,600	2,045,320
Toyota Motor Corp.	2,336,000	34,305,825
Toyota Tsusho Corp.	46,900	1,985,847
Trancom Co. Ltd.	2,200	126,054
Transcosmos Inc.	6,700	174,909
TRE Holdings Corp.	9,700	109,305
Trend Micro Inc./Japan(b)	30,300	1,500,275
Tri Chemical Laboratories Inc.	5,900	107,139
Trusco Nakayama Corp.	12,800	209,706
TS Tech Co. Ltd.	20,800	259,099
Tsubakimoto Chain Co.	7,000	167,571
Tsugami Corp.	13,400	148,343
Tsumura & Co.	13,000	277,967
Tsuruha Holdings Inc.	9,300	684,736
TV Asahi Holdings Corp.	3,300	34,152
UACJ Corp.	7,300	137,068
UBE Corp.	22,200	348,215
Ulvac Inc.	12,500	584,775
Unicharm Corp.	87,200	3,326,299
Union Tool Co.	1,600	42,215
United Arrows Ltd.	3,200	43,213
United Super Markets Holdings Inc.	12,200	106,540
United Urban Investment Corp.	581	661,121
Universal Entertainment Corp.(b)	5,300	100,753

Security	Shares	Value

Japan (continued)
Usen-Next Holdings Co. Ltd.	2,100	$35,667
Ushio Inc.	23,800	319,028
USS Co. Ltd.	43,200	710,561
UT Group Co. Ltd.	6,300	128,330
Valor Holdings Co. Ltd.	11,000	158,521
ValueCommerce Co. Ltd.	1,900	26,069
Vector Inc.	5,400	53,319
Vision Inc./Tokyo Japan(b)	5,400	60,398
Visional Inc.(b)	3,700	268,096
VT Holdings Co. Ltd.	7,900	30,414
Wacoal Holdings Corp.	10,700	201,167
Wacom Co. Ltd.	28,700	141,738
Wakita & Co. Ltd.	5,100	47,571
WealthNavi Inc.(a)(b)	6,000	65,775
Weathernews Inc.	1,200	65,355
Welcia Holdings Co. Ltd.	19,800	442,543
West Holdings Corp.	5,000	149,928
West Japan Railway Co.	48,000	2,010,168
WingArc1st Inc.	5,100	77,496
Workman Co. Ltd.(a)	3,600	146,793
W-Scope Corp.(a)(b)	10,100	113,252
Yakult Honsha Co. Ltd.	29,100	2,077,388
YAMABIKO Corp.	4,900	42,902
Yamada Holdings Co. Ltd.	146,400	531,574
Yamaguchi Financial Group Inc.	49,600	343,051
Yamaha Corp.	31,400	1,220,960
Yamaha Motor Co. Ltd.	64,100	1,578,827
YA-MAN Ltd.	4,500	47,324
Yamato Holdings Co. Ltd.	60,800	1,063,814
Yamato Kogyo Co. Ltd.	9,700	367,646
Yamazaki Baking Co. Ltd.	24,600	287,813
Yamazen Corp.	8,200	67,167
Yaoko Co. Ltd.	3,900	203,596
Yaskawa Electric Corp.	53,500	2,091,266
Yellow Hat Ltd.	10,200	139,842
Yodogawa Steel Works Ltd.	2,900	61,793
Yokogawa Bridge Holdings Corp.	11,500	177,501
Yokogawa Electric Corp.	49,400	867,443
Yokohama Rubber Co. Ltd. (The)	24,700	405,792
Yokorei Co. Ltd.	7,200	60,643
Yokowo Co. Ltd.	2,800	48,429
Yonex Co. Ltd.	10,500	102,686
Yoshinoya Holdings Co. Ltd.	12,100	221,885
Yuasa Trading Co. Ltd.	5,300	151,024
Z Holdings Corp.	583,500	1,697,821
Zenkoku Hosho Co. Ltd.	13,900	541,374
Zenrin Co. Ltd.	6,100	37,921
Zensho Holdings Co. Ltd.	21,000	536,029
Zeon Corp.	29,400	289,193
ZERIA Pharmaceutical Co. Ltd.	8,100	135,211
Zojirushi Corp.	7,400	94,618
ZOZO Inc.	26,800	694,742
Zuken Inc.	2,200	53,689

		910,232,167

New Zealand — 1.0%
a2 Milk Co. Ltd. (The)(b)	161,564	774,865
Air New Zealand Ltd.(b)	378,571	190,328
Argosy Property Ltd.	214,693	159,990
Auckland International Airport Ltd.(b)	276,321	1,520,743
Chorus Ltd.	99,594	538,967

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Contact Energy Ltd.	173,400	$872,055
EBOS Group Ltd.	35,745	996,457
Fisher & Paykel Healthcare Corp. Ltd.	124,236	2,038,860
Fletcher Building Ltd.	166,281	547,555
Genesis Energy Ltd.	116,721	216,376
Goodman Property Trust	241,855	322,317
Infratil Ltd.	157,339	905,807
Kiwi Property Group Ltd.	351,221	217,048
Mercury NZ Ltd.	142,783	554,705
Meridian Energy Ltd.	271,177	937,243
Oceania Healthcare Ltd.	106,767	61,643
Precinct Properties New Zealand Ltd.	314,902	255,926
Pushpay Holdings Ltd.(a)(b)	239,583	200,928
Ryman Healthcare Ltd.	85,999	384,085
SKYCITY Entertainment Group Ltd.(b)	194,302	316,127
Spark New Zealand Ltd.	406,366	1,370,158
Summerset Group Holdings Ltd.	58,342	369,476
Warehouse Group Ltd. (The)(a)	30,562	51,453

		13,803,112

Singapore — 4.4%
AEM Holdings Ltd.(a)	55,600	147,592
AIMS APAC REIT	153,200	160,253
AustAsia Group Ltd.	38,660	28,103
Bumitama Agri Ltd.	123,400	57,077
CapitaLand Ascendas REIT	734,415	1,616,176
CapitaLand Ascott Trust	374,930	317,841
CapitaLand China Trust(a)	277,735	264,836
Capitaland India Trust	245,900	227,358
CapitaLand Integrated Commercial Trust	1,148,996	1,879,911
Capitaland Investment Ltd/Singapore	567,500	1,719,304
CDL Hospitality Trusts	208,755	215,411
City Developments Ltd.	81,500	517,266
ComfortDelGro Corp. Ltd.	445,000	407,687
Cromwell European Real Estate Investment Trust	78,200	136,874
DBS Group Holdings Ltd.	400,000	10,950,508
Digital Core REIT Management Pte Ltd.	182,500	115,347
ESR-LOGOS REIT(a)	1,088,456	315,980
Far East Hospitality Trust	213,100	108,942
First Resources Ltd.	132,600	155,405
Frasers Centrepoint Trust	203,467	344,956
Frasers Hospitality Trust	236,600	90,044
Frasers Logistics & Commercial Trust	606,783	584,025
Frencken Group Ltd.	70,500	63,394
Genting Singapore Ltd.	1,332,300	1,009,029
Golden Agri-Resources Ltd.	1,404,300	267,518
Grab Holdings Ltd., Class A(a)(b)	287,758	1,090,603
Hour Glass Ltd. (The)	52,800	83,779
Hutchison Port Holdings Trust, Class U	1,283,100	264,000
iFAST Corp. Ltd.	34,000	135,190
Jardine Cycle & Carriage Ltd.	21,200	469,996
Keppel Corp. Ltd.	317,800	1,834,869
Keppel DC REIT	280,900	437,829
Keppel Infrastructure Trust	763,200	334,636
Keppel Pacific Oak US REIT	217,800	116,698
Keppel REIT	418,500	308,442
Lendlease Global Commercial REIT	446,911	247,502
Manulife US Real Estate Investment Trust	346,100	114,498
Mapletree Industrial Trust	438,420	796,763
Mapletree Logistics Trust	738,087	954,193
Mapletree Pan Asia Commercial Trust	465,595	647,839

Security	Shares	Value

Singapore (continued)
Maxeon Solar Technologies Ltd.(a)(b)	5,933	$130,289
Nanofilm Technologies International Ltd.(a)	83,800	92,609
NetLink NBN Trust	591,900	394,747
Olam Group Ltd.	228,300	277,576
OUE Commercial Real Estate Investment Trust	528,030	140,959
Oversea-Chinese Banking Corp. Ltd.	747,575	7,386,301
Parkway Life REIT	77,000	238,321
Prime U.S. REIT	204,455	106,570
Raffles Medical Group Ltd.	185,100	204,740
Riverstone Holdings Ltd./Singapore(a)	96,100	47,311
Sasseur Real Estate Investment Trust	132,800	82,485
SATS Ltd.(b)	147,700	340,848
Sea Ltd., ADR(a)(b)	79,644	5,133,056
Sembcorp Industries Ltd.	212,100	584,903
Sembcorp Marine Ltd.(b)	3,804,708	413,053
Sheng Siong Group Ltd.	165,600	206,955
SIA Engineering Co. Ltd.(a)(b)	78,300	148,939
Silverlake Axis Ltd.	187,700	51,619
Singapore Airlines Ltd.	295,500	1,336,211
Singapore Exchange Ltd.	205,200	1,445,330
Singapore Post Ltd.	398,800	170,368
Singapore Technologies Engineering Ltd.	318,700	896,038
Singapore Telecommunications Ltd.	1,819,700	3,485,019
SPH REIT	270,146	200,729
Starhill Global REIT	331,700	144,288
StarHub Ltd.	138,200	120,202
Straits Trading Co. Ltd.	37,388	68,732
Suntec REIT	496,300	530,615
TDCX Inc., ADR(a)(b)	6,709	88,425
United Overseas Bank Ltd.	263,000	5,978,155
UOL Group Ltd.	101,900	543,694
Venture Corp. Ltd.	62,300	879,760
Wilmar International Ltd.	417,700	1,298,638
Yangzijiang Financial Holding Ltd.(b)	495,900	140,500
Yangzijiang Shipbuilding Holdings Ltd.	573,800	565,681
Yanlord Land Group Ltd.	134,200	113,656

		63,524,996

Total Common Stocks — 99.7% (Cost: $1,400,219,207)		1,436,527,810

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD10.00)(b)	2,549	—

Singapore — 0.0%
Ezion Holdings Ltd. (Issued/Exercisable 04/16/18, 1.66667 Share for 1 Warrant, Expires 04/17/23, Strike Price SGD 0.28)(a)(b)(c)	341,183	3

Total Warrants — 0.0% (Cost: $—)		3

Total Long-Term Investments — 99.7% (Cost: $1,400,219,207)		1,436,527,813

86	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	15,915,556	$15,925,106
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	560,000	560,000

Total Short-Term Securities — 1.1% (Cost: $16,479,220)		16,485,106

Total Investments — 100.8% (Cost: $1,416,698,427)		1,453,012,919

Liabilities in Excess of Other Assets — (0.8)%		(11,565,793)

Net Assets — 100.0%		$1,441,447,126

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$14,039,233	$1,872,186	(a)	$—	$8,111	$5,576	$15,925,106	15,915,556	$146,586	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	150,000	410,000	(a)	—	—	—	560,000	560,000	11,846		—

					$8,111	$5,576	$16,485,106		$158,432		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	22	03/09/23	$3,356	$110,643
SPI 200 Index	12	03/16/23	1,582	82,715

				$193,358

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Pacific ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$193,358	$—	$—	$—	$193,358

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$609,244	$—	$—	$—	$609,244

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$103,501	$—	$—	$—	$103,501

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$8,657,330

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$81,261	$337,550,506	$198,571	$337,830,338
Hong Kong	1,783,597	109,353,598	2	111,137,197
Japan	525,302	909,706,865	—	910,232,167
New Zealand	—	13,803,112	—	13,803,112
Singapore	6,697,394	56,827,602	—	63,524,996
Warrants	—	—	3	3
Short-Term Securities
Money Market Funds	16,485,106	—	—	16,485,106

	$25,572,660	$1,427,241,683	$198,576	$1,453,012,919

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$193,358	$—	$193,358

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

88	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.4%
Abacus Property Group	778,934	$1,543,517
Adbri Ltd.	654,525	860,649
AGL Energy Ltd.	617,665	3,349,765
Allkem Ltd.(a)	727,525	6,754,298
ALS Ltd.	601,408	5,579,842
Altium Ltd.	143,603	3,975,945
Alumina Ltd.	2,652,492	2,950,786
AMP Ltd.(a)	2,876,117	2,728,301
Ampol Ltd.	292,161	6,335,765
Ansell Ltd.	146,567	2,929,223
APA Group	1,290,818	9,660,365
ARB Corp. Ltd.	118,943	2,702,617
Aristocrat Leisure Ltd.	681,877	16,462,709
ASX Ltd.	221,389	10,833,698
Atlas Arteria Ltd.	1,780,374	8,658,716
Aurizon Holdings Ltd.	1,597,888	4,176,494
Austal Ltd.	450,950	529,202
Australia & New Zealand Banking Group Ltd.	3,255,697	57,939,653
Bank of Queensland Ltd.	626,019	3,095,570
Bapcor Ltd.	483,368	2,185,991
Beach Energy Ltd.	2,188,156	2,351,363
Bega Cheese Ltd.	599,986	1,651,396
Bendigo & Adelaide Bank Ltd.	584,495	4,166,518
BHP Group Ltd.	5,634,591	197,335,385
Blackmores Ltd.(b)	16,819	1,044,655
BlueScope Steel Ltd.	607,250	8,280,753
BrainChip Holdings Ltd.(a)(b)	2,473,545	1,118,521
Brambles Ltd.	1,602,134	13,623,827
Breville Group Ltd.	187,641	3,025,313
Brickworks Ltd.	124,024	2,088,892
BWP Trust	577,184	1,605,566
carsales.com Ltd.	396,293	6,416,078
Centuria Capital Group	1,135,650	1,509,552
Chalice Mining Ltd.(a)	461,647	2,128,234
Challenger Ltd.	660,440	3,385,918
Champion Iron Ltd.	479,120	2,437,991
Charter Hall Group	615,465	6,060,223
Charter Hall Long Wale REIT	715,927	2,316,900
Charter Hall Retail REIT	884,139	2,510,778
Cleanaway Waste Management Ltd.	2,417,795	4,684,848
Clinuvel Pharmaceuticals Ltd.	62,920	1,127,909
Cochlear Ltd.	78,227	11,818,271
Codan Ltd./Australia	236,833	894,287
Coles Group Ltd.	1,493,193	18,780,821
Collins Foods Ltd.	164,945	941,142
Commonwealth Bank of Australia	1,884,131	147,079,149
Computershare Ltd.	649,719	10,942,471
Core Lithium Ltd.(a)(b)	2,253,508	1,879,239
Coronado Global Resources Inc.(c)	932,286	1,350,785
Corporate Travel Management Ltd.	186,228	2,440,554
Costa Group Holdings Ltd.	626,079	1,302,546
Credit Corp. Group Ltd.	91,405	1,411,500
Cromwell Property Group	2,050,132	1,053,375
CSL Ltd.	537,253	113,441,194
CSR Ltd.	772,653	2,891,649
De Grey Mining Ltd.(a)(b)	1,834,196	1,943,687
Deterra Royalties Ltd.	531,331	1,843,465
Dexus	1,247,985	7,235,890

Security	Shares	Value

Australia (continued)
Domain Holdings Australia Ltd.	342,886	$784,469
Domino’s Pizza Enterprises Ltd.	69,581	3,750,977
Downer EDI Ltd.	561,033	1,501,354
Eagers Automotive Ltd.	239,894	1,951,123
Elders Ltd.	230,491	1,586,852
Endeavour Group Ltd./Australia	1,539,901	7,230,696
Evolution Mining Ltd.	1,994,834	4,533,070
Flight Centre Travel Group Ltd.(a)(b)	194,982	2,193,253
Fortescue Metals Group Ltd.	1,904,391	30,080,908
G8 Education Ltd.	1,238,768	1,101,819
Gold Road Resources Ltd.	1,802,293	2,108,332
Goodman Group	1,902,231	27,132,613
GPT Group (The)	2,204,988	7,147,547
GrainCorp Ltd., Class A	295,337	1,585,784
Growthpoint Properties Australia Ltd.	461,802	1,066,673
GUD Holdings Ltd.	260,531	1,547,701
GWA Group Ltd.	370,770	570,182
Harvey Norman Holdings Ltd.	690,505	2,192,173
Healius Ltd.	841,867	1,920,588
HUB24 Ltd.	121,013	2,256,790
IDP Education Ltd.(b)	233,046	5,186,076
IGO Ltd.	799,021	8,306,039
Iluka Resources Ltd.	515,304	3,965,097
Imugene Ltd.(a)(b)	6,916,058	669,169
Incitec Pivot Ltd.	2,122,646	5,190,315
Inghams Group Ltd.	370,172	761,016
Insignia Financial Ltd.	928,333	2,304,627
Insurance Australia Group Ltd.	2,620,203	9,099,367
InvoCare Ltd.	216,799	1,771,776
IPH Ltd.	242,344	1,465,830
IRESS Ltd.	262,784	1,854,445
James Hardie Industries PLC	510,498	11,454,822
JB Hi-Fi Ltd.	136,297	4,686,230
Johns Lyng Group Ltd.	232,939	970,867
Jumbo Interactive Ltd.	103,660	1,148,194
Lake Resources NL(a)(b)	1,938,011	1,136,446
Lendlease Corp. Ltd.	697,173	4,257,151
Link Administration Holdings Ltd.	922,150	1,256,852
Liontown Resources Ltd.(a)(b)	2,269,343	2,554,647
Lottery Corp. Ltd. (The)(a)	2,516,079	8,391,508
Lynas Rare Earths Ltd.(a)	1,124,532	7,527,762
Macquarie Group Ltd.	407,782	54,401,761
Magellan Financial Group Ltd.	150,132	954,376
Mayne Pharma Group Ltd.(b)	91,447	195,815
McMillan Shakespeare Ltd.	127,566	1,277,163
Medibank Pvt Ltd.	3,169,891	6,603,781
Megaport Ltd.(a)	259,091	1,077,622
Mesoblast Ltd.(a)(b)	896,141	604,642
Metcash Ltd.	1,226,203	3,633,754
Mineral Resources Ltd.	200,191	12,674,107
Mirvac Group	4,596,579	7,426,271
Monadelphous Group Ltd.	118,235	1,165,347
Nanosonics Ltd.(a)(b)	318,474	1,099,116
National Australia Bank Ltd.	3,528,924	79,627,097
National Storage REIT	1,478,439	2,433,121
Netwealth Group Ltd.	173,922	1,658,744
New Hope Corp. Ltd.	637,080	2,640,319
Newcrest Mining Ltd.	1,019,677	16,201,745
NEXTDC Ltd.(a)(b)	575,145	4,064,597
nib holdings Ltd.	591,212	3,295,801

S C H E D U L E O F I N V E S T M E N T S	89

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Nickel Mines Ltd.	2,115,133	$1,653,765
Nine Entertainment Co. Holdings Ltd.	1,917,207	2,773,872
Northern Star Resources Ltd.	1,340,017	11,940,248
Novonix Ltd.(a)(b)	636,101	832,460
NRW Holdings Ltd.	674,824	1,456,749
Nufarm Ltd./Australia	436,991	1,838,781
Omni Bridgeway Ltd.(a)	487,455	1,399,424
oOh!media Ltd.	732,126	745,459
Orica Ltd.	474,217	4,976,221
Origin Energy Ltd.	1,927,415	10,233,744
Orora Ltd.	1,130,871	2,392,845
OZ Minerals Ltd.	387,748	7,680,066
Paladin Energy Ltd.(a)(b)	3,400,415	2,073,664
Perpetual Ltd.(b)	134,727	2,440,823
Perseus Mining Ltd.	2,171,680	3,299,385
PEXA Group Ltd.(a)	122,626	1,132,176
Pilbara Minerals Ltd.(a)	2,935,890	9,987,657
Platinum Asset Management Ltd.	430,553	657,557
PointsBet Holdings Ltd.(a)(b)	441,475	444,867
PolyNovo Ltd.(a)	1,161,249	2,076,492
Premier Investments Ltd.	143,849	2,844,507
Pro Medicus Ltd.(b)	77,476	3,700,154
Qantas Airways Ltd.(a)	946,369	4,271,747
QBE Insurance Group Ltd.	1,708,549	16,670,168
Qube Holdings Ltd.	1,655,270	3,599,346
Ramelius Resources Ltd.	1,477,294	1,048,053
Ramsay Health Care Ltd.	205,836	9,726,514
REA Group Ltd.	67,211	6,026,924
Reece Ltd.	339,676	3,904,201
Region RE Ltd.	1,281,235	2,458,555
Regis Resources Ltd.	970,221	1,474,875
Reliance Worldwide Corp. Ltd.	1,067,901	2,674,522
Rio Tinto Ltd.	389,188	34,924,663
Sandfire Resources Ltd.	824,864	3,676,073
Santos Ltd.	3,506,660	17,901,049
Sayona Mining Ltd.(a)(b)	9,554,483	1,787,074
Scentre Group	5,909,691	12,822,885
SEEK Ltd.	421,541	7,300,645
Seven Group Holdings Ltd.	171,537	2,760,841
Sigma Healthcare Ltd.	1,263,065	567,618
Silver Lake Resources Ltd.(a)	1,580,161	1,461,033
Sims Ltd.	246,159	2,672,781
SmartGroup Corp. Ltd.	146,594	587,394
Sonic Healthcare Ltd.	514,091	11,514,381
South32 Ltd.	5,304,454	17,021,615
Star Entertainment Grp Ltd. (The)(a)	887,469	1,224,582
Steadfast Group Ltd.	1,084,873	4,030,504
Stockland	2,822,536	7,886,920
Suncorp Group Ltd.	1,380,883	12,275,141
Super Retail Group Ltd.	245,521	2,215,597
Syrah Resources Ltd.(a)	939,254	1,476,878
Tabcorp Holdings Ltd.	2,516,041	1,871,417
Technology One Ltd.	356,666	3,687,712
Telix Pharmaceuticals Ltd.(a)	236,483	1,197,519
Telstra Corp. Ltd.	4,483,953	12,959,442
Transurban Group	3,423,213	33,561,650
Treasury Wine Estates Ltd.	850,259	8,758,329
Vicinity Ltd.	4,152,263	6,074,928
Viva Energy Group Ltd.(c)	1,404,808	2,904,338
Washington H Soul Pattinson & Co. Ltd.	254,356	5,180,448

Security	Shares	Value

Australia (continued)
Waypoint REIT Ltd.	1,334,388	$2,634,816
Webjet Ltd.(a)	426,696	2,079,623
Wesfarmers Ltd.	1,261,314	44,469,765
Westpac Banking Corp.	3,872,951	65,165,763
Whitehaven Coal Ltd.	1,034,854	6,153,383
WiseTech Global Ltd.	178,737	7,749,954
Woodside Energy Group Ltd.	2,114,645	54,756,347
Woolworths Group Ltd.	1,329,127	33,969,087
Worley Ltd.	357,529	3,924,832
Xero Ltd.(a)	157,895	8,702,613
Zip Co. Ltd.(a)(b)	954,250	450,154

		1,715,405,685

Austria — 0.2%
ams-OSRAM AG(a)(b)	281,338	2,628,276
ANDRITZ AG(b)	71,163	4,255,655
AT&S Austria Technologie & Systemtechnik AG(b)	38,581	1,323,779
BAWAG Group AG(c)	86,994	5,388,828
CA Immobilien Anlagen AG	71,822	2,240,006
DO & CO AG(a)(b)	7,696	815,011
Erste Group Bank AG	373,880	14,186,552
EVN AG	42,484	896,435
IMMOFINANZ AG(a)(b)	115,014	1,549,529
Kontron AG(b)	79,977	1,625,197
Lenzing AG(b)	21,688	1,535,972
Oesterreichische Post AG(b)	55,390	1,972,580
OMV AG	159,000	7,964,347
Raiffeisen Bank International AG(a)	141,442	2,544,847
Semperit AG Holding(b)	22,522	553,154
UNIQA Insurance Group AG	231,833	1,949,578
Verbund AG	79,911	6,803,872
Vienna Insurance Group AG Wiener Versicherung Gruppe	53,119	1,445,600
voestalpine AG	107,041	3,556,606
Wienerberger AG	128,763	3,872,031

		67,107,855

Belgium — 0.7%
Ackermans & van Haaren NV	17,707	3,064,279
Aedifica SA	41,163	3,612,136
Ageas SA/NV	185,097	9,036,799
AGFA-Gevaert NV(a)(b)	371,933	1,165,817
Anheuser-Busch InBev SA/NV	946,826	57,152,060
Argenx SE(a)	62,703	23,882,723
Barco NV	132,304	3,349,105
Bekaert SA	58,864	2,483,175
bpost SA	210,900	1,143,389
Cofinimmo SA	12,796	1,163,913
Deme Group NV(a)	15,815	2,046,337
D’ieteren Group	33,372	6,377,902
Econocom Group SA/NV(b)	165,480	512,720
Elia Group SA/NV	42,191	5,924,388
Etablissements Franz Colruyt NV	64,702	1,710,963
Euronav NV	239,560	3,772,340
Fagron	91,842	1,357,951
Galapagos NV(a)	45,991	2,035,487
Groupe Bruxelles Lambert NV	102,954	8,807,222
KBC Ancora	64,624	3,172,891
KBC Group NV	273,336	20,245,252
Kinepolis Group NV(a)(b)	27,113	1,147,712
Melexis NV	27,508	2,930,273

90	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Belgium (continued)
Mithra Pharmaceuticals SA(a)(b)	41,995	$142,821
Montea NV	19,381	1,555,420
Ontex Group NV(a)	88,686	689,264
Proximus SADP	172,551	1,768,150
Sofina SA	17,485	4,153,949
Solvay SA	79,808	9,300,145
Telenet Group Holding NV	56,152	967,897
Tessenderlo Group SA(a)	43,376	1,533,938
UCB SA	136,559	11,212,122
Umicore SA	229,098	8,660,931
Warehouses De Pauw CVA	184,948	5,865,049
Xior Student Housing NV	56,688	1,904,557

		213,849,077

Bermuda — 0.0%
Brookfield Reinsurance Ltd.(b)	34,455	1,285,961

Brazil — 1.1%
3R Petroleum Oleo E Gas SA(a)	269,087	2,376,371
Aliansce Sonae Shopping Centers SA	825,414	2,928,453
Ambev SA	5,118,937	13,774,733
Anima Holding SA(a)	684,789	596,255
Arezzo Industria e Comercio SA	131,924	2,276,568
Atacadao SA	573,897	1,859,741
Auren Energia SA	565,090	1,715,430
B3 SA - Brasil, Bolsa, Balcao	6,854,558	17,499,965
Banco Bradesco SA	1,497,906	3,723,888
Banco BTG Pactual SA	1,375,193	5,856,957
Banco do Brasil SA	888,779	7,125,920
Banco Santander Brasil SA	277,138	1,580,510
BB Seguridade Participacoes SA	784,973	5,842,105
BRF SA(a)	678,142	1,063,375
CCR SA	1,021,788	2,367,123
Centrais Eletricas Brasileiras SA	1,288,048	10,314,432
Cia. Brasileira de Distribuicao	279,223	1,139,708
Cia. de Saneamento Basico do Estado de Sao Paulo	358,728	3,933,337
Cia. de Saneamento de Minas Gerais-COPASA	250,749	723,158
Cia. de Saneamento do Parana	296,566	1,006,606
Cia. Siderurgica Nacional SA	762,093	2,777,362
Cielo SA	1,585,019	1,564,318
Cogna Educacao(a)	1,561,960	732,318
Cosan SA	1,284,524	4,225,824
CVC Brasil Operadora e Agencia de Viagens SA(a)	530,046	469,871
Cyrela Brazil Realty SA Empreendimentos e Participacoes	437,298	1,307,682
Dexco SA	588,425	874,008
EcoRodovias Infraestrutura e Logistica SA	327,365	292,780
EDP - Energias do Brasil SA	404,315	1,622,421
Embraer SA(a)	910,124	2,931,373
Energisa SA	232,977	1,939,066
Eneva SA(a)	1,063,972	2,515,152
Engie Brasil Energia SA	253,039	1,961,485
Equatorial Energia SA	1,084,645	5,986,989
Ez Tec Empreendimentos e Participacoes SA	206,075	594,724
Fleury SA	398,035	1,213,794
Grendene SA	364,800	469,986
Grupo De Moda Soma SA	900,877	1,863,406
Grupo SBF SA	257,148	561,275
Guararapes Confeccoes SA	247,996	249,154
Hapvida Participacoes e Investimentos SA(a)(c)	5,381,399	5,459,529

Security	Shares	Value

Brazil (continued)
Hypera SA	477,849	$4,367,786
Iguatemi SA	316,347	1,220,818
Iochpe Maxion SA	200,959	453,675
IRB Brasil Resseguros S/A(a)	68,877	354,543
JBS SA	908,987	3,595,623
JHSF Participacoes SA	829,657	841,702
Klabin SA	840,714	3,203,004
Light SA	409,871	307,627
Localiza Rent a Car SA	834,045	9,728,307
Localiza Rent a Car SA, NVS	3,645	42,515
Locaweb Servicos de Internet SA(a)(c)	714,459	902,169
LOG Commercial Properties e Participacoes SA	132,489	475,011
Lojas Renner SA	1,148,094	4,892,003
M. Dias Branco SA	291,652	1,966,064
Magazine Luiza SA(a)	3,584,164	3,127,839
Marfrig Global Foods SA	654,004	992,028
Minerva SA	748,465	2,062,728
Movida Participacoes SA	396,962	590,403
MRV Engenharia e Participacoes SA	482,399	667,108
Multiplan Empreendimentos Imobiliarios SA	436,437	2,045,355
Natura & Co. Holding SA	1,093,043	3,132,946
Odontoprev SA	388,267	870,413
Petro Rio SA(a)	919,391	7,624,916
Petroleo Brasileiro SA	4,281,928	24,849,910
Qualicorp Consultoria e Corretora de Seguros SA	337,193	419,141
Raia Drogasil SA	1,264,764	6,186,413
Rede D’Or Sao Luiz SA(c)	654,253	4,111,394
Rumo SA	1,484,719	5,375,792
Santos Brasil Participacoes SA	1,189,462	2,064,330
Sao Martinho SA	271,300	1,336,645
Sendas Distribuidora SA	946,352	3,663,262
SLC Agricola SA	159,768	1,614,581
Suzano SA	844,022	7,708,146
Telefonica Brasil SA	455,145	3,749,614
Tim SA	1,100,615	2,556,242
TOTVS SA	572,725	3,392,597
Transmissora Alianca de Energia Eletrica SA	383,484	2,799,661
Ultrapar Participacoes SA	573,630	1,490,491
Vale SA	4,302,939	80,111,649
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	559,595	1,611,662
Via S/A(a)	1,704,334	805,784
Vibra Energia SA	1,236,972	4,010,905
WEG SA	1,947,933	14,673,868
YDUQS Participacoes SA	368,709	750,303

		354,064,125

Canada — 7.7%
Advantage Energy Ltd.(a)	216,958	1,353,389
Aecon Group Inc.	112,124	944,654
Ag Growth International Inc.	33,722	1,262,407
Agnico Eagle Mines Ltd.	515,451	29,109,006
Air Canada(a)	178,859	3,035,313
Alamos Gold Inc., Class A	452,960	4,997,522
Algonquin Power & Utilities Corp.	758,294	5,528,129
Alimentation Couche-Tard Inc.	929,597	42,450,350
Allied Properties REIT	92,669	2,067,127
AltaGas Ltd.	313,740	5,866,635
Altus Group Ltd.(b)	57,920	2,478,648
ARC Resources Ltd.	763,912	8,876,088
Aritzia Inc.(a)	97,747	3,525,518

S C H E D U L E O F I N V E S T M E N T S	91

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Atco Ltd., Class I, NVS	77,675	$2,471,729
Athabasca Oil Corp.(a)	715,686	1,576,010
ATS Corp.(a)	82,583	3,344,160
Aurora Cannabis Inc.(a)(b)	411,357	429,737
B2Gold Corp.	1,144,675	4,533,792
Badger Infrastructure Solutions Ltd.	67,485	1,607,812
Ballard Power Systems Inc.(a)(b)	276,158	1,807,776
Bank of Montreal	742,307	74,702,121
Bank of Nova Scotia (The)	1,330,955	72,051,925
Barrick Gold Corp.	1,921,108	37,568,848
Bausch Health Companies Inc.(a)	290,077	2,225,911
Baytex Energy Corp.(a)	772,184	3,574,953
BCE Inc.	23,811	1,125,634
BELLUS Health Inc.(a)	117,323	925,851
Birchcliff Energy Ltd.	315,321	2,021,486
BlackBerry Ltd.(a)	627,416	2,678,383
Boardwalk REIT	30,812	1,301,906
Bombardier Inc., Class B(a)	99,552	4,808,693
Boralex Inc., Class A	88,276	2,470,043
Boyd Group Services Inc.	22,337	3,415,980
Brookfield Asset Management Ltd.(a)(b)	400,730	13,083,094
Brookfield Corp.	1,570,432	58,424,249
Brookfield Infrastructure Corp., Class A	116,288	5,136,407
Brookfield Renewable Corp., Class A	146,655	4,619,376
BRP Inc.	48,776	4,070,196
CAE Inc.(a)	342,943	7,745,246
Cameco Corp.	487,141	13,630,649
Canada Goose Holdings Inc.(a)(b)	75,951	1,836,912
Canadian Apartment Properties REIT	89,680	3,316,114
Canadian Imperial Bank of Commerce	995,216	45,431,904
Canadian National Railway Co.	656,135	78,102,034
Canadian Natural Resources Ltd.	1,258,842	77,268,518
Canadian Pacific Railway Ltd.	1,044,811	82,466,688
Canadian Tire Corp. Ltd., Class A, NVS	64,644	7,686,055
Canadian Utilities Ltd., Class A, NVS	96,080	2,670,353
Canadian Western Bank	108,531	2,293,707
Canfor Corp.(a)	124,755	2,363,739
Canopy Growth Corp.(a)(b)	396,623	1,201,301
Capital Power Corp.	115,830	3,892,194
Capstone Mining Corp.(a)	355,603	1,745,209
Cardinal Energy Ltd.	202,952	1,168,398
Cascades Inc.	81,816	566,326
CCL Industries Inc., Class B, NVS	188,648	8,823,092
Celestica Inc.(a)	214,873	2,861,636
Cenovus Energy Inc.	1,569,968	31,362,782
Centerra Gold Inc.	332,046	2,131,204
CGI Inc.(a)	251,405	21,547,650
Choice Properties REIT	169,990	1,912,555
CI Financial Corp.	234,957	2,802,426
Cineplex Inc.(a)(b)	152,931	1,004,560
Cogeco Communications Inc.	31,647	1,635,212
Colliers International Group Inc.	41,047	4,403,170
Constellation Software Inc./Canada	23,089	40,792,851
Converge Technology Solutions Corp.(a)	316,448	1,369,915
Corus Entertainment Inc., Class B, NVS	256,820	434,290
Crescent Point Energy Corp.	697,223	5,208,671
Cronos Group Inc.(a)	367,918	929,093
Denison Mines Corp.(a)(b)	1,107,568	1,589,910
Descartes Systems Group Inc. (The)(a)	106,177	7,748,515
Dollarama Inc.	323,315	19,334,993

Security	Shares	Value

Canada (continued)
Dye & Durham Ltd.(b)	96,280	$1,539,843
ECN Capital Corp.	471,881	1,035,581
Eldorado Gold Corp.(a)	161,013	1,541,698
Element Fleet Management Corp.	505,769	7,146,261
Emera Inc.	256,206	10,201,641
Empire Co. Ltd., Class A, NVS	203,556	5,857,848
Enbridge Inc.	2,239,316	91,689,854
Enerflex Ltd.	143,911	1,038,327
Energy Fuels Inc./Canada(a)	229,420	1,691,489
Enerplus Corp.	273,260	4,848,873
Enghouse Systems Ltd.	64,023	1,902,092
EQB Inc.(b)	34,676	1,718,489
Equinox Gold Corp.(a)	389,689	1,783,628
ERO Copper Corp.(a)(b)	113,747	1,867,928
Extendicare Inc.	266,686	1,344,905
Fairfax Financial Holdings Ltd.	26,444	17,506,840
Filo Mining Corp.(a)(b)	125,609	2,245,867
Finning International Inc.	193,387	5,456,201
First Capital Real Estate Investment Trust	212,481	2,866,509
First Majestic Silver Corp.	244,949	1,934,849
First Quantum Minerals Ltd.	668,543	15,510,821
FirstService Corp.	50,955	7,282,021
Fortis Inc.	491,345	20,188,517
Fortuna Silver Mines Inc.(a)	384,353	1,484,780
Franco-Nevada Corp.	219,427	32,186,365
Freehold Royalties Ltd.	239,927	2,899,572
George Weston Ltd.	88,657	11,405,373
GFL Environmental Inc.	212,447	6,555,991
Gibson Energy Inc.	168,325	3,014,682
Gildan Activewear Inc.	234,617	7,356,523
Granite REIT	52,438	3,209,219
Great-West Lifeco Inc.	313,223	8,307,572
H&R Real Estate Investment Trust	266,033	2,601,247
Headwater Exploration Inc.	313,018	1,529,155
Home Capital Group Inc.	80,743	2,574,212
Hudbay Minerals Inc.	349,291	2,029,251
Hut 8 Mining Corp.(a)(b)	343,012	665,117
Hydro One Ltd.(c)	372,807	10,193,318
iA Financial Corp. Inc.	127,022	7,840,605
IAMGOLD Corp.(a)	632,546	1,778,003
IGM Financial Inc.	38,148	1,190,700
Imperial Oil Ltd.	262,556	14,349,759
Innergex Renewable Energy Inc.	157,016	1,866,892
Intact Financial Corp.	199,804	28,986,634
Interfor Corp.(a)	107,727	2,154,459
InterRent REIT	192,469	2,084,460
Ivanhoe Mines Ltd., Class A(a)(b)	790,933	7,430,508
Jamieson Wellness Inc.(c)	76,864	2,141,482
Keyera Corp.	250,599	5,716,192
Killam Apartment REIT	112,738	1,559,039
Kinaxis Inc.(a)	34,566	4,017,611
Kinross Gold Corp.	1,366,658	6,357,982
Labrador Iron Ore Royalty Corp.	82,915	2,432,207
Largo Inc.(a)(b)	68,173	433,463
Laurentian Bank of Canada	50,223	1,350,176
Lightspeed Commerce Inc.(a)	159,452	2,884,529
Linamar Corp.	59,453	3,036,212
Lithium Americas Corp.(a)(b)	127,116	3,196,649
Loblaw Companies Ltd.	183,495	16,438,769
Lundin Mining Corp.	753,821	5,705,143

92	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
MAG Silver Corp.(a)	126,375	$1,735,276
Magna International Inc.	312,560	20,291,558
Manulife Financial Corp.	2,056,509	40,695,864
Maple Leaf Foods Inc.(b)	110,105	2,092,785
Martinrea International Inc.	173,859	1,681,685
MEG Energy Corp.(a)	313,336	5,178,504
Methanex Corp.	78,549	3,718,023
Metro Inc.	284,802	15,458,570
MTY Food Group Inc.	36,128	1,868,919
Mullen Group Ltd.	107,538	1,137,977
National Bank of Canada	376,173	28,257,857
New Gold Inc.(a)	637,201	751,874
NexGen Energy Ltd.(a)	486,632	2,348,035
NFI Group Inc.(b)	89,214	724,816
North West Co. Inc. (The)	87,097	2,372,249
Northland Power Inc.	252,153	6,773,100
Novagold Resources Inc.(a)	329,026	2,077,200
Nutrien Ltd.	607,749	50,308,124
Nuvei Corp.(a)(c)	78,379	2,766,872
OceanaGold Corp.(a)	760,250	1,645,575
Onex Corp.	79,720	4,120,360
Open Text Corp.	316,180	10,605,474
Organigram Holdings Inc.(a)(b)	651,790	597,635
Osisko Gold Royalties Ltd.	244,133	3,267,828
Osisko Mining Inc.(a)	367,620	1,033,331
Pan American Silver Corp.	244,536	4,456,802
Paramount Resources Ltd., Class A	96,186	2,223,653
Parex Resources Inc.	179,673	3,058,580
Parkland Corp.	184,810	4,341,934
Pason Systems Inc.	167,374	1,985,015
Pembina Pipeline Corp.	629,667	22,341,572
Peyto Exploration & Development Corp.	214,208	1,952,834
Poseidon Concepts Corp.(a)(d)	293	—
Power Corp. of Canada	653,503	17,725,695
PrairieSky Royalty Ltd.	282,224	4,848,852
Precision Drilling Corp.(a)	13,761	1,096,909
Premium Brands Holdings Corp.(b)	40,534	2,834,379
Primo Water Corp.	173,667	2,714,872
Prinmaris REIT	137,442	1,577,347
Quebecor Inc., Class B	139,177	3,301,211
Restaurant Brands International Inc.	317,247	21,227,688
Richelieu Hardware Ltd.	83,619	2,486,794
RioCan REIT	188,338	3,266,951
Ritchie Bros Auctioneers Inc.	134,374	8,125,762
Rogers Communications Inc., Class B, NVS	413,641	20,110,809
Royal Bank of Canada	1,542,194	157,818,294
Sandstorm Gold Ltd.	300,630	1,744,289
Saputo Inc.	271,898	7,495,561
Seabridge Gold Inc.(a)	141,287	1,858,271
Secure Energy Services Inc.	308,052	1,875,331
Shaw Communications Inc., Class B, NVS	525,376	15,636,308
Shopify Inc., Class A(a)	1,324,289	65,261,456
Silvercorp Metals Inc.	259,981	904,673
SilverCrest Metals Inc.(a)	319,123	2,086,633
Sleep Country Canada Holdings Inc.(c)	67,946	1,322,101
SmartCentres Real Estate Investment Trust	137,234	2,908,571
SNC-Lavalin Group Inc.(b)	194,652	4,176,705
Spartan Delta Corp.	174,906	1,975,752
Spin Master Corp.(c)	48,172	1,265,712
SSR Mining Inc.	263,861	4,458,003

Security	Shares	Value

Canada (continued)
Stantec Inc.	137,968	$7,192,109
Stelco Holdings Inc.	41,696	1,622,338
Stella-Jones Inc.	61,576	2,240,810
StorageVault Canada Inc., NVS(b)	214,857	1,038,315
Summit Industrial Income REIT	152,259	2,618,230
Sun Life Financial Inc.	652,023	32,764,088
Suncor Energy Inc.	1,544,006	53,588,514
SunOpta Inc.(a)	84,212	689,240
Superior Plus Corp.	305,170	2,467,874
Tamarack Valley Energy Ltd.	580,285	2,102,118
TC Energy Corp.	1,117,643	48,156,381
Teck Resources Ltd., Class B	536,274	23,199,377
TELUS Corp.	504,771	10,876,543
TELUS Corp., NVS	47,398	1,021,307
TFI International Inc.	97,455	10,854,050
Thomson Reuters Corp.	192,212	22,865,218
TMX Group Ltd.	68,858	6,786,696
Torex Gold Resources Inc.(a)(b)	122,328	1,681,545
Toromont Industries Ltd.	105,171	8,401,507
Toronto-Dominion Bank (The)	2,017,803	139,610,643
Tourmaline Oil Corp.	364,530	16,988,843
TransAlta Corp.	359,824	3,493,988
TransAlta Renewables Inc.	167,561	1,541,428
Transcontinental Inc., Class A	168,578	1,883,999
Tricon Residential Inc.	399,057	3,464,062
Trisura Group Ltd.(a)	62,256	1,960,955
Uni-Select Inc.(a)	54,653	1,629,876
Vermilion Energy Inc.	211,899	3,248,837
Wesdome Gold Mines Ltd.(a)	241,604	1,120,361
West Fraser Timber Co. Ltd.	70,836	6,159,120
Westshore Terminals Investment Corp.	54,213	998,655
Wheaton Precious Metals Corp.	508,027	23,229,764
Whitecap Resources Inc.	739,102	6,160,341
Winpak Ltd.	46,105	1,440,099
WSP Global Inc.	140,684	17,940,897
Yamana Gold Inc.	1,012,113	6,108,201

		2,427,033,802

Cayman Islands — 0.0%
Gushengtang Holdings Ltd.(a)(b)	134,900	920,825
Haichang Ocean Park Holdings Ltd.(a)(c)	3,766,000	889,520
HUTCHMED China Ltd.(a)	617,345	2,279,503
Keymed Biosciences Inc.(a)(c)	191,500	1,645,385
Polaris Group/Tw(a)	346,000	1,182,226

		6,917,459

Chile — 0.1%
Aguas Andinas SA, Class A	3,934,488	942,808
Banco de Chile	42,275,329	4,619,645
Banco de Credito e Inversiones SA	72,375	2,181,736
Banco Santander Chile	64,869,500	2,727,085
CAP SA	122,273	1,129,360
Cencosud SA	1,458,586	2,619,814
Cia. Cervecerias Unidas SA	227,381	1,749,562
Cia. Sud Americana de Vapores SA	21,988,929	1,911,350
Colbun SA	11,305,042	1,315,588
Empresa Nacional de Telecomunicaciones SA	251,150	963,711
Empresas CMPC SA	1,019,694	1,753,379
Empresas COPEC SA	410,247	3,094,288
Enel Americas SA	30,984,005	4,101,857
Enel Chile SA	37,146,851	1,749,828

S C H E D U L E O F I N V E S T M E N T S	93

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Engie Energia Chile SA(a)	945,785	$602,298
Falabella SA	796,917	1,852,713
Inversiones Aguas Metropolitanas SA	974,655	574,653
Itau CorpBanca Chile SA	302,129,924	687,250
Parque Arauco SA	928,516	1,195,407
Vina Concha y Toro SA	836,431	1,068,448

		36,840,780

China — 8.4%
360 DigiTech Inc.	122,421	2,954,019
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	450,800	1,367,331
3SBio Inc.(c)	2,202,500	2,399,013
AAC Technologies Holdings Inc.(a)	732,500	1,951,960
AECC Aviation Power Co. Ltd., Class A	252,600	1,702,355
Agile Group Holdings Ltd.(a)(b)	1,466,250	471,676
Agora Inc., ADR(a)(b)	109,070	424,282
Agricultural Bank of China Ltd., Class A	6,635,600	2,860,717
Agricultural Bank of China Ltd., Class H	32,562,000	11,720,140
Aier Eye Hospital Group Co. Ltd., Class A	606,536	2,963,287
Air China Ltd., Class H(a)	2,018,000	1,800,827
AK Medical Holdings Ltd.(c)	1,234,000	1,403,082
Akeso Inc.(a)(b)(c)	620,000	3,771,564
Alibaba Group Holding Ltd.(a)	16,541,672	227,425,813
Alibaba Health Information Technology Ltd.(a)	5,334,000	4,763,872
Alibaba Pictures Group Ltd.(a)	19,990,000	1,508,993
A-Living Smart City Services Co. Ltd., Class A(c)	844,500	1,068,730
Aluminum Corp. of China Ltd., Class H	4,782,000	2,555,471
Anhui Conch Cement Co. Ltd., Class A	520,187	2,271,735
Anhui Conch Cement Co. Ltd., Class H	1,192,000	4,525,334
Anhui Gujing Distillery Co. Ltd., Class A	46,300	1,911,302
ANTA Sports Products Ltd.	1,348,000	20,447,280
Anxin-China Holdings Ltd.(d)	1,004,000	1
Asia Cement China Holdings Corp.	668,000	314,654
Autohome Inc., ADR	77,432	2,699,280
AviChina Industry & Technology Co. Ltd., Class H	3,293,000	1,712,728
Baidu Inc.(a)	2,422,456	40,721,576
Bank of Beijing Co. Ltd., Class A	6,118,093	3,854,334
Bank of China Ltd., Class A	4,209,200	2,008,265
Bank of China Ltd., Class H	87,385,000	33,264,374
Bank of Communications Co. Ltd., Class A	4,746,563	3,412,098
Bank of Communications Co. Ltd., Class H	8,460,000	5,229,117
Bank of Jiangsu Co. Ltd., Class A	985,500	1,085,404
Bank of Nanjing Co. Ltd., Class A	687,700	1,058,812
Bank of Ningbo Co. Ltd., Class A	865,771	4,219,343
Bank of Shanghai Co. Ltd., Class A	4,097,251	3,638,313
Baoshan Iron & Steel Co. Ltd., Class A	2,680,476	2,457,702
Baozun Inc., ADR(a)(b)	103,875	790,489
BeiGene Ltd.(a)	708,279	13,921,588
Beijing Capital International Airport Co. Ltd., Class H(a)	2,456,000	1,867,924
Beijing Enterprises Holdings Ltd.	620,000	2,105,402
Beijing Enterprises Water Group Ltd.	7,510,000	1,919,073
Beijing Kingsoft Office Software Inc., Class A	30,800	1,286,126
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	40,300	802,098
Bilibili Inc.(a)	206,084	5,143,183
BOC Aviation Ltd.(c)	229,000	1,907,100
BOE Technology Group Co. Ltd., Class A	5,241,300	3,096,737
BOE Varitronix Ltd.	426,000	1,014,672
Bosideng International Holdings Ltd.	4,026,000	2,243,597

Security	Shares	Value

China (continued)
BYD Co. Ltd., Class A	140,700	$6,011,661
BYD Co. Ltd., Class H	897,000	28,405,786
BYD Electronic International Co. Ltd.	740,500	2,566,686
C&D International Investment Group Ltd.	709,000	2,254,334
CGN New Energy Holdings Co. Ltd.	2,778,000	1,058,474
CGN Power Co. Ltd., Class H(c)	4,658,000	1,088,383
Changchun High & New Technology Industry Group Inc., Class A	51,400	1,535,287
China Aoyuan Group Ltd.(a)(b)(d)	1,687,000	165,418
China BlueChemical Ltd., Class H	4,830,000	1,327,777
China Cinda Asset Management Co. Ltd., Class H	10,660,000	1,513,491
China CITIC Bank Corp. Ltd., Class H	7,818,000	3,771,794
China Coal Energy Co. Ltd., Class H	2,242,000	1,799,154
China Communications Services Corp. Ltd., Class H	2,322,000	883,613
China Conch Environment Protection Holdings Ltd.(a)	2,901,000	1,269,829
China Conch Venture Holdings Ltd.	1,743,500	3,699,855
China Construction Bank Corp., Class H	108,378,000	70,152,079
China CSSC Holdings Ltd., Class A	298,400	1,050,734
China Datang Corp. Renewable Power Co. Ltd., Class H	2,644,000	872,426
China East Education Holdings Ltd.(c)	762,500	583,205
China Eastern Airlines Corp. Ltd., Class A(a)	4,380,693	3,490,704
China Education Group Holdings Ltd.	1,390,000	2,207,178
China Everbright Bank Co. Ltd., Class A	4,972,400	2,263,227
China Everbright Bank Co. Ltd., Class H	3,268,000	1,043,194
China Everbright Environment Group Ltd.	3,706,629	1,648,279
China Everbright Ltd.	1,114,000	865,288
China Evergrande Group(a)(b)(d)	2,911,000	396,187
China Feihe Ltd.(c)	3,786,000	3,632,432
China Galaxy Securities Co. Ltd., Class H	3,736,500	2,014,175
China Gas Holdings Ltd.	3,479,200	5,416,482
China Hongqiao Group Ltd.	2,739,000	3,185,797
China International Capital Corp. Ltd., Class H(c)	1,605,200	3,587,022
China Jinmao Holdings Group Ltd.	4,948,000	1,136,530
China Lesso Group Holdings Ltd.	1,399,000	1,590,249
China Life Insurance Co. Ltd., Class A	306,300	1,547,780
China Life Insurance Co. Ltd., Class H	8,952,000	16,478,589
China Literature Ltd.(a)(c)	403,600	2,116,034
China Longyuan Power Group Corp. Ltd., Class H	3,566,000	4,922,651
China Medical System Holdings Ltd.	1,332,000	2,299,320
China Meidong Auto Holdings Ltd.	788,000	1,955,137
China Mengniu Dairy Co. Ltd.	3,340,000	16,111,734
China Merchants Bank Co. Ltd., Class A	1,650,231	10,118,133
China Merchants Bank Co. Ltd., Class H	4,141,677	26,863,443
China Merchants Port Holdings Co. Ltd.	1,282,000	1,797,138
China Merchants Securities Co. Ltd., Class A	1,088,572	2,309,182
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,631,782	3,595,060
China Metal Recycling Holdings Ltd.(d)	3,000	—
China Minsheng Banking Corp. Ltd., Class A	4,029,399	2,084,456
China Minsheng Banking Corp. Ltd., Class H	4,566,000	1,707,119
China National Building Material Co. Ltd., Class H	4,004,000	3,673,896
China National Nuclear Power Co. Ltd., Class A	4,548,700	4,077,462
China Nonferrous Mining Corp Ltd.	2,452,000	1,340,143
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	366,400	1,581,475
China Oilfield Services Ltd., Class H	2,112,000	2,559,814
China Oriental Group Co. Ltd.	1,786,000	367,531

94	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Overseas Grand Oceans Group Ltd.	2,132,000	$994,836
China Overseas Land & Investment Ltd.	4,112,500	11,104,860
China Overseas Property Holdings Ltd.	2,010,000	2,629,137
China Pacific Insurance Group Co. Ltd., Class A	654,988	2,512,052
China Pacific Insurance Group Co. Ltd., Class H	2,591,000	7,123,866
China Petroleum & Chemical Corp., Class A	3,032,348	2,034,151
China Petroleum & Chemical Corp., Class H	29,240,200	15,788,809
China Power International Development Ltd.	6,887,000	2,960,771
China Railway Group Ltd., Class A	3,640,186	3,078,889
China Railway Group Ltd., Class H	3,186,000	1,738,071
China Renewable Energy Investment Ltd.(d)	4,386	—
China Resources Beer Holdings Co. Ltd.	1,742,000	13,114,258
China Resources Cement Holdings Ltd.	2,394,000	1,384,507
China Resources Gas Group Ltd.	1,048,400	4,408,770
China Resources Land Ltd.	3,458,666	16,575,842
China Resources Medical Holdings Co. Ltd.	2,359,500	1,846,763
China Resources Mixc Lifestyle Services Ltd.(c)	706,200	4,068,880
China Resources Pharmaceutical Group Ltd.(c)	1,498,500	1,128,739
China Resources Power Holdings Co. Ltd.	2,090,000	4,353,367
China Ruyi Holdings Ltd.(a)	7,075,600	1,891,890
China Shenhua Energy Co. Ltd., Class A	1,043,400	4,396,671
China Shenhua Energy Co. Ltd., Class H	3,472,000	10,807,015
China Shineway Pharmaceutical Group Ltd.	1,084,000	1,012,025
China Southern Airlines Co. Ltd., Class H(a)(b)	3,482,000	2,312,979
China State Construction Engineering Corp. Ltd., Class A	5,004,580	4,113,934
China State Construction International Holdings Ltd.	2,024,000	2,424,231
China Taiping Insurance Holdings Co. Ltd.	1,421,568	1,968,916
China Three Gorges Renewables Group Co. Ltd., Class A	2,634,400	2,247,944
China Tourism Group Duty Free Corp. Ltd., Class A	144,992	4,592,274
China Tower Corp. Ltd., Class H(c)	48,794,000	5,544,015
China Traditional Chinese Medicine Holdings Co. Ltd.	4,206,000	2,015,142
China Travel International Investment Hong Kong Ltd.(a)(b)	4,846,000	1,034,684
China United Network Communications Ltd., Class A	2,066,300	1,602,628
China Vanke Co. Ltd., Class A	1,031,192	2,797,269
China Vanke Co. Ltd., Class H	1,554,300	3,142,017
China Water Affairs Group Ltd.	1,792,000	1,557,546
China Yangtze Power Co. Ltd., Class A	1,724,638	5,313,376
China Yuhua Education Corp. Ltd.(a)(b)(c)(d)	2,044,000	274,883
Chinasoft International Ltd.	2,828,000	2,486,299
Chindata Group Holdings Ltd., ADR(a)(b)	186,641	1,547,254
Chongqing Changan Automobile Co. Ltd., Class A	546,800	1,151,537
Chongqing Zhifei Biological Products Co. Ltd., Class A	164,600	2,394,629
CIFI Ever Sunshine Services Group Ltd.	1,398,000	767,746
CIFI Holdings Group Co. Ltd.	4,558,384	676,401
CIMC Enric Holdings Ltd.	846,000	949,510
CITIC Ltd.	5,742,000	6,719,130
CITIC Securities Co. Ltd., Class A	1,266,425	4,032,092
CITIC Securities Co. Ltd., Class H	2,617,425	5,988,182
CMOC Group Ltd., Class H	4,962,000	2,872,024
COFCO Joycome Foods Ltd.	3,950,000	1,282,496
Contemporary Amperex Technology Co. Ltd., Class A	171,999	11,934,165
COSCO SHIPPING Holdings Co. Ltd., Class A	766,170	1,210,574
COSCO SHIPPING Holdings Co. Ltd., Class H	4,245,800	4,404,084

Security	Shares	Value

China (continued)
COSCO SHIPPING Ports Ltd.	2,922,000	$2,210,510
Country Garden Holdings Co. Ltd.(b)	13,702,866	5,141,741
Country Garden Services Holdings Co. Ltd.	2,447,000	6,615,368
CRRC Corp. Ltd., Class A	2,376,500	1,885,868
CSC Financial Co. Ltd., Class A	559,700	2,246,652
CSPC Pharmaceutical Group Ltd.	10,059,440	11,469,800
CStone Pharmaceuticals(a)(b)(c)	1,950,500	1,239,500
Dali Foods Group Co. Ltd.(c)	2,832,500	1,263,095
Daqin Railway Co. Ltd., Class A	992,000	985,162
Daqo New Energy Corp., ADR(a)	69,142	3,146,652
Differ Group Auto Ltd.(b)	8,114,000	233,082
Digital China Holdings Ltd.	1,665,000	849,183
Dongfeng Motor Group Co. Ltd., Class H	2,284,000	1,361,758
Dongyue Group Ltd.	1,692,000	2,025,615
DouYu International Holdings Ltd., ADR(a)	307,205	559,113
East Money Information Co. Ltd., Class A	1,169,180	3,918,917
ENN Energy Holdings Ltd.	854,700	12,877,527
Eve Energy Co. Ltd., Class A	199,243	2,618,040
Far East Horizon Ltd.	2,176,000	1,965,527
FIH Mobile Ltd. (a)	9,384,000	995,426
Flat Glass Group Co. Ltd., Class H	743,000	2,326,203
Focus Media Information Technology Co. Ltd., Class A	2,227,900	2,299,768
Foshan Haitian Flavouring & Food Co. Ltd., Class A	305,002	3,594,487
Fosun International Ltd.	2,748,500	2,551,832
Foxconn Industrial Internet Co. Ltd., Class A	2,176,600	3,072,152
Fu Shou Yuan International Group Ltd.(b)	2,319,000	1,956,695
Fufeng Group Ltd.	1,738,000	1,219,659
Fuyao Glass Industry Group Co. Ltd., Class H(c)	728,000	3,582,894
Ganfeng Lithium Co. Ltd., Class H(b)(c)	381,240	3,481,934
Ganfeng Lithium Group Co. Ltd., Class A	176,680	2,078,344
GCL-Poly Energy Holdings Ltd.(a)	22,671,000	6,278,261
GDS Holdings Ltd., Class A(a)	826,988	2,411,585
Geely Automobile Holdings Ltd.	6,636,000	10,765,579
Genertec Universal Medical Group Co. Ltd.(c)	2,554,500	1,565,463
Genscript Biotech Corp.(a)	1,278,000	4,330,525
GF Securities Co. Ltd., Class A	395,000	1,022,611
GF Securities Co. Ltd., Class H	1,449,000	2,372,837
GigaDevice Semiconductor Inc., Class A	112,680	1,922,809
GoerTek Inc., Class A	416,900	1,282,072
GOME Retail Holdings Ltd.(a)(b)	17,279,000	309,471
Great Wall Motor Co. Ltd., Class H	3,812,500	5,383,065
Gree Electric Appliances Inc. of Zhuhai, Class A	187,900	965,947
Greentown China Holdings Ltd.	1,272,500	1,876,138
Greentown Service Group Co. Ltd.	1,724,000	1,258,618
Guangdong Haid Group Co. Ltd., Class A	243,000	2,245,294
Guangdong Investment Ltd.	2,860,000	3,107,158
Guangzhou Automobile Group Co. Ltd., Class H	3,195,600	2,299,015
Guangzhou R&F Properties Co. Ltd., Class H(a)(b)	1,764,400	483,799
Guangzhou Tinci Materials Technology Co. Ltd., Class A	128,500	939,689
Guotai Junan Securities Co. Ltd., Class A	1,801,894	3,818,472
H World Group Ltd., ADR	220,488	10,468,770
Haidilao International Holding Ltd.(a)(c)	1,141,000	3,111,179
Haier Smart Home Co. Ltd., Class A	618,100	2,362,826
Haier Smart Home Co. Ltd., Class H	2,620,600	9,665,083
Haitian International Holdings Ltd.	690,000	2,117,578
Haitong Securities Co. Ltd., Class A	1,263,029	1,751,355
Haitong Securities Co. Ltd., Class H	2,942,800	2,030,018
Hangzhou Tigermed Consulting Co. Ltd., Class A	83,900	1,450,796

S C H E D U L E O F I N V E S T M E N T S	95

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	94,400	$1,238,308
Hansoh Pharmaceutical Group Co. Ltd.(c)	1,130,000	2,312,783
Harbin Electric Co. Ltd., Class H(a)	1,504,000	772,049
Henan Shuanghui Investment & Development Co. Ltd., Class A	518,941	1,963,082
Hengan International Group Co. Ltd.	536,500	2,639,235
Hengli Petrochemical Co. Ltd., Class A	722,700	1,879,553
Hithink RoyalFlush Information Network Co. Ltd., Class A	117,900	2,070,972
Hope Education Group Co. Ltd.(c)	7,982,000	816,711
Hopson Development Holdings Ltd.	976,904	1,157,881
Hua Hong Semiconductor Ltd.(a)(c)	649,000	2,509,554
Huabao International Holdings Ltd.	1,022,000	522,825
Hualan Biological Engineering Inc., Class A	427,000	1,414,336
Huaneng Power International Inc., Class H(a)	5,572,000	2,720,470
Huatai Securities Co. Ltd., Class A	878,900	1,693,751
Huatai Securities Co. Ltd., Class H(c)	1,660,400	2,149,917
Huaxia Bank Co. Ltd., Class A	857,031	662,174
Hundsun Technologies Inc., Class A	428,248	3,003,678
HUYA Inc., ADR(a)	153,430	843,865
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	515,600	4,092,122
Iflytek Co. Ltd., Class A	402,600	2,425,707
I-Mab, ADR(a)	66,343	399,385
Imeik Technology Development Co. Ltd., Class A	14,400	1,273,737
Industrial & Commercial Bank of China Ltd., Class A	5,316,141	3,403,196
Industrial & Commercial Bank of China Ltd., Class H	62,465,000	33,413,698
Industrial Bank Co. Ltd., Class A	1,567,998	4,104,633
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	3,041,700	922,120
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	577,300	2,790,146
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,658,384	3,995,466
Innovent Biologics Inc.(a)(c)	1,240,000	6,753,599
Inspur Electronic Information Industry Co. Ltd., Class A	712,900	2,509,041
iQIYI Inc., ADR(a)	368,199	2,466,933
JA Solar Technology Co. Ltd., Class A	256,340	2,512,647
Jafron Biomedical Co. Ltd., Class A	229,100	1,147,845
JD Health International Inc.(a)(c)	1,281,250	10,639,925
JD.com Inc., Class A	2,409,890	71,557,712
Jiangsu Expressway Co. Ltd., Class H	1,474,000	1,451,714
Jiangsu Hengli Hydraulic Co. Ltd., Class A	191,996	1,864,477
Jiangsu Hengrui Medicine Co. Ltd., Class A	516,659	3,237,420
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	145,500	3,796,748
Jiangxi Copper Co. Ltd., Class H	1,142,000	1,966,586
JinkoSolar Holding Co. Ltd., ADR(a)(b)	49,236	2,775,926
Jinxin Fertility Group Ltd.(b)(c)	2,334,500	2,174,989
Jiumaojiu International Holdings Ltd.(c)	953,000	2,441,758
Joy Spreader Group Inc.(a)(b)	3,884,000	789,013
JOYY Inc., ADR	64,271	2,293,189
Kaisa Group Holdings Ltd.(a)(d)	4,040,000	153,281
Kanzhun Ltd., ADR(a)	201,016	4,882,679
KE Holdings Inc., ADR(a)	747,623	13,711,406
Kingboard Holdings Ltd.	626,000	2,557,108
Kingboard Laminates Holdings Ltd.	1,899,500	2,316,095
Kingdee International Software Group Co. Ltd.(a)(b)	2,840,000	6,198,329
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	118,710	569,808

Security	Shares	Value

China (continued)
Kingsoft Corp. Ltd.	1,068,000	$3,932,418
Kintor Pharmaceutical Ltd. (a)(b)(c)	605,500	807,095
Koolearn Technology Holding Ltd.(a)(b)(c)	436,500	3,545,369
Kuaishou Technology(a)(c)	1,962,200	17,265,020
Kunlun Energy Co. Ltd.	3,754,000	2,960,610
Kweichow Moutai Co. Ltd., Class A	94,030	25,787,448
KWG Group Holdings Ltd.(a)	1,594,500	423,602
Lee & Man Paper Manufacturing Ltd.(b)	1,583,000	693,636
Legend Biotech Corp., ADR(a)	67,681	3,417,891
Lenovo Group Ltd.	7,374,000	5,914,456
Lepu Medical Technology Beijing Co. Ltd., Class A	588,500	1,948,023
LexinFintech Holdings Ltd., ADR(a)	218,992	727,053
Li Auto Inc.(a)	1,271,818	15,562,256
Li Ning Co. Ltd.	2,663,500	26,330,467
Lifetech Scientific Corp. (a)	6,158,000	2,455,805
Lingyi iTech Guangdong Co., Class A(a)	1,845,400	1,470,920
Longfor Group Holdings Ltd.(c)	2,058,500	6,801,512
LONGi Green Energy Technology Co. Ltd., Class A	621,560	4,456,864
Lonking Holdings Ltd.	3,030,000	619,078
Lufax Holding Ltd., ADR	861,320	2,627,026
Luxshare Precision Industry Co. Ltd., Class A	550,931	2,668,770
Luye Pharma Group Ltd. (a)(c)	2,744,000	1,409,582
Luzhou Laojiao Co. Ltd., Class A	116,900	4,121,284
Mango Excellent Media Co. Ltd., Class A	241,897	1,096,456
Maoyan Entertainment(a)(b)(c)	1,662,000	2,089,571
Meitu Inc.(a)(b)(c)	4,559,500	1,131,426
Meituan, Class B(a)(c)	5,620,590	125,653,216
MH Development Ltd.(d)	264,000	8,575
Microport Scientific Corp.(a)(b)	906,700	2,845,065
Ming Yuan Cloud Group Holdings Ltd.(b)	1,126,000	1,058,260
Minth Group Ltd.	760,000	2,230,601
MMG Ltd.(a)	4,678,000	1,516,518
Muyuan Foods Co. Ltd., Class A	425,910	3,154,916
NARI Technology Co. Ltd., Class A	725,778	2,844,895
NAURA Technology Group Co. Ltd., Class A	59,300	2,070,570
NetDragon Websoft Holdings Ltd.	629,000	1,461,062
NetEase Inc.	2,242,525	39,787,132
New China Life Insurance Co. Ltd., Class A	655,801	3,029,615
New China Life Insurance Co. Ltd., Class H	652,100	1,748,906
New Hope Liuhe Co. Ltd., Class A(a)	868,700	1,688,946
New Oriental Education & Technology Group Inc.(a)	1,660,550	7,048,733
Nexteer Automotive Group Ltd.(b)	1,630,000	1,185,697
Nine Dragons Paper Holdings Ltd.	1,637,000	1,467,497
NIO Inc., ADR(a)	1,553,640	18,752,435
Noah Holdings Ltd., ADR(a)(b)	57,482	1,088,134
Nongfu Spring Co. Ltd., Class H(c)	1,939,600	10,979,697
Orient Overseas International Ltd.(b)	156,000	2,593,162
People’s Insurance Co. Group of China Ltd. (The), Class H	14,743,000	4,970,229
PetroChina Co. Ltd., Class A	1,556,200	1,196,824
PetroChina Co. Ltd., Class H	23,176,000	12,398,001
Pharmaron Beijing Co. Ltd., Class H(c)	326,400	2,392,484
PICC Property & Casualty Co. Ltd., Class H	7,082,520	6,658,644
Pinduoduo Inc., ADR(a)	564,852	55,344,199
Ping An Bank Co. Ltd., Class A	1,677,600	3,740,379
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	693,300	1,835,856
Ping An Insurance Group Co. of China Ltd., Class A	1,002,063	7,598,490
Ping An Insurance Group Co. of China Ltd., Class H	6,855,500	53,251,480
Poly Developments and Holdings Group Co. Ltd., Class A	1,583,736	3,691,458

96	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Poly Property Group Co. Ltd.	3,035,000	$720,387
Pop Mart International Group Ltd.(b)(c)	822,000	2,665,359
Postal Savings Bank of China Co. Ltd., Class A	1,764,800	1,260,687
Postal Savings Bank of China Co. Ltd., Class H(c)	9,945,000	6,767,643
Pou Sheng International Holdings Ltd.	2,906,000	348,103
Power Construction Corp. of China Ltd., Class A	1,010,600	1,053,111
Q Technology Group Co. Ltd.(a)(b)	1,219,000	826,195
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	1,099,900	4,093,948
Redco Properties Group Ltd.(a)(b)(c)	2,164,000	424,713
RLX Technology Inc., ADR(a)	610,599	1,514,286
Rongsheng Petrochemical Co. Ltd., Class A	1,085,400	2,134,300
SAIC Motor Corp. Ltd., Class A	1,039,152	2,318,814
Sangfor Technologies Inc., Class A	79,300	1,778,829
Sany Heavy Equipment International Holdings Co. Ltd.	2,174,000	2,196,175
Sany Heavy Industry Co. Ltd., Class A	787,100	2,048,175
Seazen Group Ltd.(a)	2,498,000	973,299
Seazen Holdings Co. Ltd., Class A(a)	352,900	1,116,378
SF Holding Co. Ltd., Class A	453,200	3,956,772
Shaanxi Coal Industry Co. Ltd., Class A	1,402,700	4,068,841
Shandong Gold Mining Co. Ltd., Class A	902,628	2,653,905
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(b)	2,643,200	4,394,003
Shanghai Baosight Software Co. Ltd., Class A	369,434	2,741,847
Shanghai Baosight Software Co. Ltd., Class B	141,951	444,920
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	669,500	2,158,758
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	428,000	1,784,050
Shanghai Industrial Holdings Ltd.	668,000	900,298
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,714,575	1,374,047
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,312,200	2,313,664
Shanghai Pudong Development Bank Co. Ltd., Class A	2,416,699	2,641,416
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	93,440	4,046,485
Shengyi Technology Co. Ltd., Class A	556,900	1,335,141
Shennan Circuits Co. Ltd., Class A	117,500	1,332,158
Shenwan Hongyuan Group Co. Ltd., Class A	5,901,533	3,635,194
Shenzhen Inovance Technology Co. Ltd., Class A	317,350	3,358,934
Shenzhen International Holdings Ltd.	1,275,000	1,243,948
Shenzhen Investment Ltd.	10,854,000	2,130,174
Shenzhen Kangtai Biological Products Co. Ltd., Class A	251,660	1,373,851
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	93,800	4,638,796
Shenzhou International Group Holdings Ltd.	893,300	11,249,876
Shimao Group Holdings Ltd.(a)(b)(d)	1,218,500	281,250
Shougang Fushan Resources Group Ltd.	7,226,000	2,617,415
Shui On Land Ltd.(b)	12,788,500	1,732,097
Sihuan Pharmaceutical Holdings Group Ltd.	7,335,000	939,179
Sino Biopharmaceutical Ltd.	11,455,000	6,665,521
Sinofert Holdings Ltd.	7,390,000	1,019,702
Sino-Ocean Group Holding Ltd.(b)	3,608,000	543,044
Sinopec Engineering Group Co. Ltd., Class H	2,518,000	1,269,240
Sinopec Kantons Holdings Ltd.	2,400,000	852,200
Sinopharm Group Co. Ltd., Class H	2,291,200	5,615,713
Skyworth Group Ltd.	2,820,000	1,806,573

Security	Shares	Value

China (continued)
Smoore International Holdings Ltd.(b)(c)	1,961,000	$2,956,142
SOHO China Ltd.(a)	3,560,000	689,725
SooChow Securities Co. Ltd., Class A	2,174,264	2,293,208
SSY Group Ltd.	2,424,000	1,507,965
Sunac China Holdings Ltd.(a)(d)	3,091,000	634,181
Sunac Services Holdings Ltd.(b)(c)	1,560,000	776,293
Sungrow Power Supply Co. Ltd., Class A	235,400	4,558,926
Sunny Optical Technology Group Co. Ltd.	787,500	10,628,997
TAL Education Group, ADR(a)	491,021	3,589,364
TCL Technology Group Corp., Class A	2,540,600	1,584,947
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	415,100	2,618,798
Tencent Holdings Ltd.	6,962,300	339,265,288
Tencent Music Entertainment Group, ADR(a)	777,896	6,526,547
Tianneng Power International Ltd.(b)	1,432,000	2,122,265
Tianqi Lithium Corp., Class A(a)	279,400	4,003,444
Tingyi Cayman Islands Holding Corp.	1,880,000	3,127,591
Tong Ren Tang Technologies Co. Ltd., Class H	1,590,000	1,196,861
Tongcheng Travel Holdings Ltd.(a)	1,288,800	2,920,175
Tongdao Liepin Group(a)	487,800	668,926
Tongwei Co. Ltd., Class A	420,400	2,637,706
Topsports International Holdings Ltd.(c)	1,969,000	1,855,316
Towngas Smart Energy Co. Ltd.	2,091,000	1,086,759
TravelSky Technology Ltd., Class H	1,265,000	2,629,370
Trina Solar Co. Ltd.	182,178	1,935,390
Trip.com Group Ltd., ADR(a)(b)	609,004	22,386,987
Tsingtao Brewery Co. Ltd., Class H	716,000	6,912,863
Unigroup Guoxin Microelectronics Co. Ltd., Class A	150,217	2,806,229
Uni-President China Holdings Ltd.	1,755,000	1,688,383
Unisplendour Corp. Ltd., Class A	578,740	1,977,536
Venus MedTech Hangzhou Inc., Class H(a)(c)	587,500	1,146,526
Vinda International Holdings Ltd.	546,000	1,506,822
Vipshop Holdings Ltd., ADR(a)	504,042	7,797,530
Vnet Group Inc., ADR(a)(b)	121,075	711,921
Walvax Biotechnology Co. Ltd., Class A	226,300	1,343,589
Wanhua Chemical Group Co. Ltd., Class A	243,487	3,494,276
Want Want China Holdings Ltd.	5,533,000	3,603,643
Weibo Corp., ADR(a)	75,313	1,713,371
Weichai Power Co. Ltd., Class H	2,213,000	3,341,821
Weimob Inc.(a)(c)	2,825,000	2,275,083
Wens Foodstuffs Group Co. Ltd., Class A	1,523,357	4,551,876
West China Cement Ltd.	4,158,000	509,748
Will Semiconductor Co. Ltd. Shanghai, Class A	113,130	1,587,244
Wingtech Technology Co. Ltd., Class A	201,600	1,755,679
Wuliangye Yibin Co. Ltd., Class A	277,374	8,633,383
WuXi AppTec Co. Ltd., Class A	224,761	3,122,903
WuXi AppTec Co. Ltd., Class H(c)	338,150	4,393,931
Wuxi Biologics Cayman Inc., New(a)(c)	4,038,500	33,723,092
XD Inc.(a)	525,000	1,789,083
Xiaomi Corp., Class B(a)(c)	17,583,000	29,086,659
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,109,000	1,930,607
Xinyi Solar Holdings Ltd.	5,437,600	7,074,116
XPeng Inc.(a)(b)	973,306	5,122,518
Xtep International Holdings Ltd.	1,731,000	2,308,044
Yadea Group Holdings Ltd.(c)	1,728,000	3,939,593
Yankuang Energy Group Co. Ltd., Class A	169,500	864,124
Yankuang Energy Group Co. Ltd., Class H	1,838,000	5,911,099
Yeahka Ltd.(a)(b)	298,800	993,237
Yihai International Holding Ltd.(b)	602,000	2,142,193

S C H E D U L E O F I N V E S T M E N T S	97

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yonyou Network Technology Co. Ltd., Class A	467,000	$1,701,503
Yuexiu Property Co. Ltd.	2,055,616	2,990,321
Yuexiu REIT(b)	2,904,000	948,637
Yuexiu Transport Infrastructure Ltd.	1,722,000	1,019,005
Yum China Holdings Inc.	478,593	29,486,115
Yunnan Baiyao Group Co. Ltd., Class A	240,692	2,050,997
Yunnan Energy New Material Co. Ltd., Class A	84,000	1,951,163
Zai Lab Ltd., ADR(a)	93,206	3,927,701
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	54,200	2,501,332
Zhaojin Mining Industry Co. Ltd., Class H(a)	1,687,500	1,941,992
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	2,388,058	1,408,161
Zhejiang Expressway Co. Ltd., Class H	2,464,000	2,127,735
Zhejiang Huayou Cobalt Co. Ltd., Class A	171,340	1,677,083
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	87,300	893,168
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(c)	684,700	2,282,064
Zhongsheng Group Holdings Ltd.	589,500	3,335,501
Zhuzhou CRRC Times Electric Co. Ltd.	667,300	3,554,938
Zijin Mining Group Co. Ltd., Class A	1,870,500	3,285,693
Zijin Mining Group Co. Ltd., Class H	5,842,000	9,662,964
ZTE Corp., Class A	232,900	921,531
ZTE Corp., Class H	616,240	1,488,236
ZTO Express Cayman Inc., ADR	506,419	14,438,006

		2,656,144,296

Colombia — 0.0%
Bancolombia SA	264,537	2,379,066
Cementos Argos SA	242,160	166,643
Corp. Financiera Colombiana SA(a)	201,404	690,180
Grupo Argos SA	395,872	794,030
Interconexion Electrica SA ESP	553,343	2,256,502

		6,286,421

Czech Republic — 0.0%
CEZ AS	226,632	9,201,668
Komercni Banka AS	76,281	2,574,590

		11,776,258

Denmark — 1.7%
ALK-Abello A/S(a)	155,949	2,329,569
Alm Brand A/S	1,027,580	1,906,989
Ambu A/S, Class B(a)(b)	192,160	2,654,359
AP Moller - Maersk A/S, Class A	2,902	6,184,015
AP Moller - Maersk A/S, Class B, NVS	5,992	13,034,347
Bavarian Nordic A/S(a)(b)	80,523	2,578,624
Carlsberg A/S, Class B	105,324	14,951,965
Chemometec A/S(a)	24,371	2,135,143
Chr Hansen Holding A/S	117,172	8,651,384
Coloplast A/S, Class B	129,990	15,694,269
D/S Norden A/S	35,740	1,926,578
Danske Bank A/S	735,498	15,323,047
Demant A/S(a)	115,449	3,267,981
Dfds A/S	52,964	1,996,498
DSV A/S	215,621	35,670,189
FLSmidth & Co. A/S(b)	58,795	2,526,189
Genmab A/S(a)	73,796	28,920,391
GN Store Nord A/S	141,963	3,500,283
H Lundbeck A/S	303,318	1,127,077
H Lundbeck A/S, Class A(a)	75,446	259,767

Security	Shares	Value

Denmark (continued)
ISS A/S(a)	165,602	$3,620,672
Jyske Bank A/S, Registered(a)	48,416	3,491,924
Matas A/S	94,336	1,026,590
Netcompany Group A/S(a)(c)	41,163	1,638,162
Nilfisk Holding A/S(a)	42,797	851,832
NKT A/S(a)	52,242	3,259,997
Novo Nordisk A/S, Class B	1,848,655	255,834,934
Novozymes A/S, Class B	236,819	12,323,242
Orsted A/S(c)	211,389	18,824,609
Pandora A/S	104,069	8,665,920
Per Aarsleff Holding A/S	26,970	1,119,365
Ringkjoebing Landbobank A/S	33,465	4,869,914
Rockwool A/S, Class B	10,217	2,929,338
Royal Unibrew A/S	59,292	4,163,603
Scandinavian Tobacco Group A/S, Class A(c)	88,082	1,530,884
Schouw & Co. A/S	21,766	1,686,497
SimCorp A/S	51,947	3,637,844
Spar Nord Bank A/S	123,148	1,961,607
Sydbank A/S	91,882	4,189,662
Topdanmark A/S	42,410	2,289,194
Tryg A/S	419,943	9,636,892
Vestas Wind Systems A/S	1,138,040	33,300,865
Zealand Pharma A/S(a)	66,909	2,089,642

		547,581,853

Egypt — 0.0%
Commercial International Bank Egypt SAE	2,465,078	4,054,633
Eastern Co. SAE	953,810	565,712
Egyptian Financial Group-Hermes Holding Co.(a)	2,076,871	1,306,130
EISewedy Electric Co.(a)	1,488,621	631,553

		6,558,028

Finland — 0.7%
Cargotec OYJ, Class B	53,021	2,699,445
Caverion OYJ	99,859	920,604
Citycon OYJ	131,919	994,140
Elisa OYJ	152,793	8,705,094
Finnair OYJ(a)(b)	813,289	458,305
Fortum OYJ	503,415	7,567,456
Huhtamaki OYJ	116,831	4,369,813
Kemira OYJ	186,876	3,031,943
Kesko OYJ, Class B	319,739	7,447,834
Kojamo OYJ	215,543	3,309,580
Kone OYJ, Class B	369,872	20,171,369
Konecranes OYJ	72,533	2,360,333
Metsa Board OYJ, Class B	282,224	2,519,287
Metso Outotec OYJ	735,116	8,448,596
Neste OYJ	469,276	22,432,462
Nokia OYJ	5,932,092	28,127,108
Nokian Renkaat OYJ	155,677	1,864,784
Orion OYJ, Class B	122,439	6,559,624
Outokumpu OYJ	407,614	2,334,227
QT Group OYJ(a)(b)	22,867	1,341,001
Revenio Group OYJ	43,608	1,782,725
Sampo OYJ, Class A	523,913	27,505,157
Sanoma OYJ	93,077	990,081
Stora Enso OYJ, Class R	625,954	8,948,244
TietoEVRY OYJ	93,647	2,851,930
Tokmanni Group OYJ	83,267	1,073,612
UPM-Kymmene OYJ	589,259	21,358,408
Uponor OYJ	124,843	2,223,391

98	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Valmet OYJ	203,487	$6,390,068
Wartsila OYJ Abp	507,158	4,823,583
YIT OYJ	295,805	865,627

		214,475,831

France — 6.9%
ABC arbitrage	107,186	755,097
Accor SA(a)	189,576	6,153,251
Aeroports de Paris(a)	33,232	5,155,530
Air France-KLM(a)	1,497,156	2,530,943
Air Liquide SA	579,210	92,225,386
Airbus SE	652,927	81,854,740
AKWEL(b)	27,195	465,945
ALD SA(b)(c)	211,741	2,661,954
Alstom SA	348,297	10,356,669
Alten SA	36,073	5,542,834
Amundi SA(c)	55,318	3,621,668
APERAM SA	59,812	2,360,384
ArcelorMittal SA	584,339	18,127,904
Arkema SA	73,797	7,467,352
Atos SE(a)(b)	114,991	1,516,905
AXA SA	2,046,645	63,853,321
Beneteau SA	64,517	1,057,511
BioMerieux	46,781	4,769,130
BNP Paribas SA	1,230,140	84,488,331
Boiron SA	22,249	1,014,687
Bollore SE	1,053,457	5,894,485
Bonduelle SCA	37,541	504,373
Bouygues SA	257,449	8,481,384
Bureau Veritas SA	333,927	9,547,462
Capgemini SE	188,304	35,737,382
Carrefour SA	661,805	12,588,171
Casino Guichard Perrachon SA(a)(b)	48,861	600,452
CGG SA(a)(b)	1,505,326	1,267,727
Chargeurs SA	25,362	423,810
Cie. de Saint-Gobain	572,585	32,884,224
Cie. Generale des Etablissements Michelin SCA	744,789	23,550,084
Cie. Plastic Omnium SA	104,814	1,834,392
Coface SA(a)	183,529	2,566,264
Covivio	57,399	3,940,118
Credit Agricole SA	1,271,666	15,312,429
Danone SA	700,159	38,396,197
Dassault Aviation SA	20,842	3,559,048
Dassault Systemes SE	766,045	28,489,898
Derichebourg SA	168,042	1,153,314
Edenred	284,174	15,478,806
Eiffage SA	81,210	8,674,086
Electricite de France SA	633,121	8,316,079
Elior Group SA(a)(c)	214,047	740,750
Elis SA	224,208	3,937,835
Engie SA	2,006,591	28,493,319
Eramet SA	15,724	1,571,505
EssilorLuxottica SA	328,666	60,303,419
Eurazeo SE	47,562	3,336,340
Euroapi SA(a)	69,095	1,109,097
Eurofins Scientific SE(b)	153,275	10,994,380
Euronext NV(c)	97,011	7,860,985
Eutelsat Communications SA(b)	176,065	1,346,437
Faurecia SE(a)	170,713	3,392,663
Fnac Darty SA	27,212	1,009,929
Gaztransport Et Technigaz SA	30,825	3,407,894

Security	Shares	Value

France (continued)
Gecina SA	48,157	$5,704,180
Getlink SE	500,696	8,468,655
Hermes International(b)	35,961	67,301,339
ICADE	32,842	1,560,001
ID Logistics Group(a)	4,622	1,436,609
Imerys SA	43,439	1,801,621
Interparfums SA	27,630	1,808,668
Ipsen SA	42,117	4,423,759
IPSOS	59,102	3,830,257
JCDecaux SE(a)	88,020	1,991,791
Kaufman & Broad SA(b)	26,674	838,156
Kering SA	84,045	52,440,441
Klepierre SA	243,181	6,172,019
Korian SA	81,493	853,309
La Francaise des Jeux SAEM(c)	106,604	4,561,371
Legrand SA	305,219	27,214,566
LISI	19,383	431,227
L’Oreal SA	268,280	110,775,924
LVMH Moet Hennessy Louis Vuitton SE	307,183	268,163,269
Maisons du Monde SA(b)(c)	81,920	1,007,444
McPhy Energy SA(a)(b)	58,566	891,398
Mercialys SA	132,142	1,467,544
Mersen SA	36,423	1,616,898
Metropole Television SA	41,041	653,659
Neoen SA(c)	46,072	1,729,977
Nexans SA	38,357	4,067,513
Nexity SA	57,572	1,739,187
Orange SA	2,052,715	21,723,371
Orpea SA(a)(b)(d)	77,460	599,580
Pernod Ricard SA	232,797	48,195,956
Publicis Groupe SA	258,148	18,209,664
Quadient SA	62,147	1,096,004
Remy Cointreau SA	23,611	4,445,695
Renault SA(a)	199,911	8,128,270
Rexel SA	293,532	6,493,633
Rubis SCA	98,339	2,752,045
Safran SA	376,372	54,120,603
Sanofi	1,264,489	123,824,358
Sartorius Stedim Biotech	31,965	11,150,294
Schneider Electric SE	610,639	99,055,139
SCOR SE	165,246	4,078,638
SEB SA	26,960	2,819,369
SES SA	422,425	3,278,072
Societe BIC SA	37,389	2,714,656
Societe Generale SA	885,911	26,370,532
Sodexo SA	87,950	8,718,731
SOITEC(a)	27,157	4,118,804
Sopra Steria Group SACA	19,025	3,164,296
SPIE SA	142,456	3,889,086
Teleperformance	68,732	19,106,589
Television Francaise 1	110,482	883,625
Thales SA	116,453	15,401,994
TotalEnergies SE	2,773,756	171,475,693
Trigano SA	13,042	1,817,983
Ubisoft Entertainment SA(a)	99,579	2,061,937
Unibail-Rodamco-Westfield(a)(b)	133,511	8,640,202
Valeo	240,259	5,250,802
Vallourec SA(a)	135,747	1,981,492
Valneva SE(a)	142,996	975,844
Veolia Environnement SA	742,053	22,025,953

S C H E D U L E O F I N V E S T M E N T S	99

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Verallia SA(c)	49,803	$1,838,814
Vicat SA	27,283	761,839
Vinci SA	593,648	67,076,017
Virbac SA	6,450	1,957,408
Vivendi SE	773,715	8,309,523
Wendel SE	27,430	2,904,509
Worldline SA/France(a)(c)	282,626	12,821,578

		2,169,873,660

Germany — 4.7%
Aareal Bank AG(a)	87,475	3,081,191
adidas AG	192,327	30,967,763
AIXTRON SE	148,945	4,437,896
Allianz SE, Registered	445,183	106,449,407
Amadeus Fire AG	11,089	1,544,633
Aroundtown SA(b)	1,131,255	3,149,641
AURELIUS Equity Opportunities SE & Co. KGaA(b)	72,630	1,244,328
Aurubis AG	35,528	3,757,328
BASF SE	1,022,783	58,641,695
Bayer AG, Registered	1,096,817	68,271,303
Bayerische Motoren Werke AG	360,741	36,746,751
BayWa AG	24,934	1,137,158
Bechtle AG	103,810	4,374,631
Beiersdorf AG	108,381	13,176,702
Bertrandt AG	12,303	601,570
Bilfinger SE(b)	76,736	2,642,028
Borussia Dortmund GmbH & Co. KGaA(a)	108,747	485,276
Brenntag SE	189,667	14,158,264
CANCOM SE	44,187	1,523,329
Carl Zeiss Meditec AG, Bearer	48,641	7,019,782
Ceconomy AG(b)	302,316	741,424
Commerzbank AG(a)	1,185,968	13,557,313
CompuGroup Medical SE & Co. KgaA	35,033	1,641,900
Continental AG	122,774	8,620,602
Covestro AG(c)	210,144	9,675,975
CTS Eventim AG & Co. KGaA(a)	71,825	5,041,880
Daimler Truck Holding AG(a)	494,884	16,629,893
Delivery Hero SE(a)(b)(c)	190,569	11,521,205
Deutsche Bank AG, Registered	2,284,519	30,488,557
Deutsche Beteiligungs AG	19,663	633,551
Deutsche Boerse AG	215,166	38,502,295
Deutsche Lufthansa AG, Registered(a)	623,966	6,610,739
Deutsche Pfandbriefbank AG(c)	357,518	3,261,056
Deutsche Post AG, Registered	1,097,330	47,247,401
Deutsche Telekom AG, Registered	3,614,942	80,536,569
Deutz AG	223,607	1,222,280
Duerr AG	69,617	2,656,160
E.ON SE	2,554,889	27,855,725
Eckert & Ziegler Strahlen- und Medizintechnik AG	35,129	2,044,103
Encavis AG	131,137	2,540,839
Evonik Industries AG	222,176	4,938,648
Evotec SE(a)(b)	172,714	3,396,088
Fraport AG Frankfurt Airport Services Worldwide(a)	45,505	2,589,745
Freenet AG	165,827	4,031,130
Fresenius Medical Care AG & Co. KGaA	215,046	8,075,981
Fresenius SE & Co. KGaA	447,563	12,970,759
GEA Group AG	185,137	8,353,364
Gerresheimer AG	34,315	2,537,735
Grand City Properties SA	81,743	871,230
GRENKE AG	43,838	1,273,343
Hamborner REIT AG	322,473	2,523,970

Security	Shares	Value

Germany (continued)
Hamburger Hafen und Logistik AG(b)	71,247	$1,006,249
Hannover Rueck SE	64,602	13,118,630
HeidelbergCement AG	155,272	10,654,362
HelloFresh SE(a)	180,919	4,398,372
Henkel AG & Co. KGaA	126,829	8,474,492
Hensoldt AG	46,811	1,357,200
HOCHTIEF AG	50,692	3,213,799
Hugo Boss AG	61,220	4,157,460
Hypoport SE(a)(b)	5,513	751,071
Indus Holding AG	43,636	1,153,699
Infineon Technologies AG	1,459,695	52,564,283
Jenoptik AG	78,612	2,443,114
K+S AG, Registered	219,323	5,249,812
KION Group AG	83,024	3,343,082
Kloeckner & Co. SE	98,449	1,040,355
Knorr-Bremse AG	77,626	5,102,203
Krones AG	20,412	2,383,377
KWS Saat SE & Co. KGaA	22,552	1,528,751
LANXESS AG	84,441	4,214,441
LEG Immobilien SE	83,808	6,551,613
Mercedes-Benz Group AG	879,118	65,416,952
Merck KGaA	147,365	30,759,229
METRO AG(a)	247,228	2,436,044
MorphoSys AG(a)(b)	59,698	1,199,362
MTU Aero Engines AG	57,821	14,450,194
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	153,728	55,527,681
Nemetschek SE	69,977	3,741,274
Nordex SE(a)	202,140	3,071,878
Norma Group SE	44,516	958,279
PATRIZIA SE	88,547	1,096,542
Pfeiffer Vacuum Technology AG	7,199	1,314,502
ProSiebenSat.1 Media SE	156,392	1,608,521
Puma SE	118,662	8,103,235
Rational AG	5,305	3,489,540
Rheinmetall AG	49,112	11,475,389
RWE AG	746,649	33,239,972
Salzgitter AG(b)	70,920	2,894,337
SAP SE	1,158,133	137,285,041
Scout24 SE(c)	97,616	5,683,010
SGL Carbon SE(a)(b)	85,209	738,420
Siemens AG, Registered	849,347	132,672,480
Siemens Healthineers AG(c)	311,427	16,701,415
Siltronic AG	24,578	2,048,957
Sixt SE	25,948	3,226,138
Software AG(b)	64,662	1,802,165
Stabilus SE	34,766	2,397,996
Stroeer SE & Co. KGaA	39,800	2,182,270
Suedzucker AG	99,545	1,614,936
Symrise AG	152,311	16,192,130
TAG Immobilien AG	228,256	1,954,749
Takkt AG(b)	36,043	557,309
TeamViewer AG(a)(c)	176,767	2,490,102
Telefonica Deutschland Holding AG	1,245,147	3,667,421
thyssenkrupp AG(a)	489,643	3,846,564
TUI AG(a)(b)	1,220,879	2,556,636
United Internet AG, Registered(e)	103,934	2,412,968
Varta AG(b)	26,332	801,640
VERBIO Vereinigte BioEnergie AG	32,135	2,025,796
Vitesco Technologies Group AG(a)	26,740	1,853,463

100	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Volkswagen AG	38,616	$6,759,350
Vonovia SE	807,711	22,816,143
Vossloh AG	23,404	1,031,377
Wacker Neuson SE	49,219	974,134
Zalando SE(a)(c)	249,838	11,651,198

		1,487,435,240

Greece — 0.1%
Alpha Services and Holdings SA(a)	2,053,487	2,797,843
Eurobank Ergasias Services and Holdings SA, Class A(a)	2,369,895	3,215,640
FF Group(a)(d)	16,274	—
Hellenic Telecommunications Organization SA	204,814	3,228,737
JUMBO SA	100,536	1,805,395
Motor Oil Hellas Corinth Refineries SA	91,345	2,232,270
Mytilineos SA	163,137	4,220,366
National Bank of Greece SA(a)	576,473	2,740,940
OPAP SA	204,563	3,071,645
Piraeus Financial Holdings SA(a)	841,010	1,741,795
Public Power Corp. SA(a)	263,199	2,096,853
Terna Energy SA	110,292	2,404,408
Titan Cement International SA	32,132	511,421

		30,067,313

Hong Kong — 1.8%
AIA Group Ltd.	13,485,600	152,490,371
ASMPT Ltd.	219,600	1,813,813
Atlas Corp.	141,720	2,098,873
Bank of East Asia Ltd. (The)	1,287,800	1,654,323
BOC Hong Kong Holdings Ltd.	3,993,500	13,956,832
Brightoil Petroleum Holdings Ltd.(d)	757,750	1
Budweiser Brewing Co. APAC Ltd.(c)	1,923,900	6,070,517
Cafe de Coral Holdings Ltd.	720,000	1,260,467
Champion REIT	3,179,000	1,409,390
Chow Sang Sang Holdings International Ltd.	752,000	1,145,996
Chow Tai Fook Jewellery Group Ltd.	2,292,400	4,907,252
CK Asset Holdings Ltd.	2,191,888	14,013,856
CK Hutchison Holdings Ltd.	2,854,388	18,165,186
CK Infrastructure Holdings Ltd.	654,500	3,641,345
CLP Holdings Ltd.	1,826,500	13,570,766
Comba Telecom Systems Holdings Ltd.	2,832,000	543,233
Dah Sing Banking Group Ltd.	743,600	601,278
Dah Sing Financial Holdings Ltd.	254,400	674,281
ESR Group Ltd.(c)	2,328,400	4,661,658
First Pacific Co. Ltd.	3,845,000	1,340,881
Futu Holdings Ltd., ADR(a)(b)	70,223	3,564,519
Galaxy Entertainment Group Ltd.	2,385,000	16,602,695
Guotai Junan International Holdings Ltd.	7,752,000	773,418
Haitong International Securities Group Ltd.(a)(b)	4,199,800	483,351
Hang Lung Group Ltd.(b)	948,000	1,749,454
Hang Lung Properties Ltd.	2,069,000	3,901,193
Hang Seng Bank Ltd.(b)	862,900	14,370,058
Health and Happiness H&H International Holdings Ltd.	190,500	355,373
Henderson Land Development Co. Ltd.	1,335,941	4,934,959
HK Electric Investments & HK Electric Investments Ltd., Class SS(b)	2,964,500	2,049,159
HKBN Ltd.	2,090,500	1,471,297
HKT Trust & HKT Ltd., Class SS	4,049,600	5,305,688
Hong Kong & China Gas Co. Ltd.	12,479,566	12,529,732
Hong Kong Exchanges & Clearing Ltd.	1,276,600	57,418,375

Security	Shares	Value

Hong Kong (continued)
Hongkong Land Holdings Ltd.	1,292,800	$6,320,206
Hutchison Telecommunications Hong Kong Holdings Ltd.	6,894,000	1,195,534
Hysan Development Co. Ltd.	570,000	1,917,734
IGG Inc.(a)	1,315,000	494,574
Jardine Matheson Holdings Ltd.	197,500	10,498,225
Johnson Electric Holdings Ltd.	712,250	978,307
K Wah International Holdings Ltd.	2,895,000	1,077,535
Kerry Logistics Network Ltd.	1,096,500	2,141,207
Kerry Properties Ltd.	884,500	2,242,566
Link REIT	2,381,400	19,061,583
LK Technology Holdings Ltd.	810,000	944,809
Luk Fook Holdings International Ltd.	611,000	2,118,932
Man Wah Holdings Ltd.	2,601,200	3,007,354
Melco International Development Ltd.(a)	1,225,000	1,594,213
Melco Resorts & Entertainment Ltd., ADR(a)(b)	237,215	3,240,357
MGM China Holdings Ltd.(a)(b)	2,450,400	3,095,810
MTR Corp. Ltd.	1,608,000	8,605,223
New World Development Co. Ltd.	1,536,416	4,592,198
Nissin Foods Co. Ltd.(b)	1,871,000	1,617,159
NWS Holdings Ltd.	2,883,000	2,716,987
Pacific Basin Shipping Ltd.	5,959,000	2,102,867
Pacific Textiles Holdings Ltd.	1,997,000	718,924
PAX Global Technology Ltd.	1,371,000	1,295,802
PCCW Ltd.	5,597,000	2,750,159
Power Assets Holdings Ltd.	1,528,000	8,645,680
Sa Sa International Holdings Ltd.(a)	3,810,000	993,022
Sands China Ltd.(a)	2,676,400	10,036,728
Shangri-La Asia Ltd.(a)	1,304,000	1,138,534
Shun Tak Holdings Ltd.(a)	4,184,000	905,215
Sino Land Co. Ltd.	3,592,000	4,667,722
SITC International Holdings Co. Ltd.	1,463,000	3,196,069
SJM Holdings Ltd.(a)(b)	1,938,000	1,099,047
SmarTone Telecommunications Holdings Ltd.	913,500	614,779
Sun Hung Kai Properties Ltd.	1,732,500	24,569,657
Swire Pacific Ltd., Class A	552,500	5,063,049
Swire Properties Ltd.	1,206,000	3,389,531
Techtronic Industries Co. Ltd.(b)	1,566,000	20,188,532
United Energy Group Ltd.	9,772,000	961,052
Value Partners Group Ltd.(b)	2,068,000	843,140
Vitasoy International Holdings Ltd.	1,326,000	2,817,008
Vobile Group Ltd.(a)(b)	2,725,000	1,563,262
VTech Holdings Ltd.	508,400	3,360,930
WH Group Ltd.(c)	8,024,500	4,942,004
Wharf Real Estate Investment Co. Ltd.	1,803,000	10,321,568
Wynn Macau Ltd.(a)(b)	2,779,600	3,181,340
Xinyi Glass Holdings Ltd.	1,684,000	3,585,449
Yue Yuen Industrial Holdings Ltd.	797,500	1,308,279

		571,249,452

Hungary — 0.1%
Magyar Telekom Telecommunications PLC	371,451	394,377
MOL Hungarian Oil & Gas PLC	340,853	2,547,239
OTP Bank Nyrt	251,318	7,572,585
Richter Gedeon Nyrt	168,620	3,807,676

		14,321,877

India — 3.9%
360 ONE WAM Ltd.	51,277	1,147,430
3M India Ltd.	4,352	1,242,528
Aarti Industries Ltd.	259,780	1,712,632

S C H E D U L E O F I N V E S T M E N T S	101

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Aarti Pharmalabs Ltd., NVS(a)	54,088	$180,791
Aavas Financiers Ltd.(a)	78,445	1,738,251
ABB India Ltd.	36,574	1,272,813
ACC Ltd.	94,859	2,287,587
Adani Enterprises Ltd.	280,086	10,214,629
Adani Green Energy Ltd.(a)	313,221	4,708,081
Adani Ports & Special Economic Zone Ltd.	416,969	3,132,015
Adani Power Ltd.(a)	941,867	2,586,129
Adani Total Gas Ltd.	310,295	8,016,165
Adani Transmission Ltd.(a)	262,348	5,713,740
Aditya Birla Fashion and Retail Ltd.(a)	543,929	1,712,111
Affle India Ltd.(a)	107,748	1,465,156
AIA Engineering Ltd.	83,090	2,793,637
Ambuja Cements Ltd.	858,409	4,223,185
Angel One Ltd.	48,623	733,793
APL Apollo Tubes Ltd.	158,489	2,221,303
Apollo Hospitals Enterprise Ltd.	126,883	6,621,376
Apollo Tyres Ltd.	538,230	2,119,704
Ashok Leyland Ltd.	2,184,556	4,008,757
Asian Paints Ltd.	470,368	15,707,681
Astral Ltd.	185,691	4,672,460
AU Small Finance Bank Ltd.(c)	245,676	1,867,752
Aurobindo Pharma Ltd.	365,151	1,825,690
Avenue Supermarts Ltd.(a)(c)	201,431	8,651,784
Axis Bank Ltd.	2,511,330	26,840,407
Bajaj Auto Ltd.	103,953	4,861,001
Bajaj Finance Ltd.	327,384	23,666,078
Bajaj Finserv Ltd.	492,426	8,119,615
Bajaj Holdings & Investment Ltd.	18,501	1,332,747
Balkrishna Industries Ltd.	152,447	4,150,277
Balrampur Chini Mills Ltd.	483,478	2,241,796
Bandhan Bank Ltd.(a)(c)	687,827	2,061,608
Bata India Ltd.	93,301	1,747,939
Berger Paints India Ltd.	346,096	2,327,956
Bharat Electronics Ltd.	5,405,136	6,289,095
Bharat Forge Ltd.	411,217	4,404,474
Bharat Heavy Electricals Ltd.	951,971	916,025
Bharat Petroleum Corp. Ltd.	915,768	3,843,642
Bharti Airtel Ltd.	2,660,111	25,065,453
Biocon Ltd.	556,174	1,600,075
Britannia Industries Ltd.	130,697	6,907,393
BSE Ltd.	90,223	567,892
Century Textiles & Industries Ltd.	134,215	1,155,158
CESC Ltd.	1,041,683	924,378
CG Power and Industrial Solutions Ltd.(a)	677,965	2,512,284
Cholamandalam Investment and Finance Co. Ltd.	686,394	5,949,205
Cipla Ltd.	589,654	7,350,478
City Union Bank Ltd.	540,762	1,051,179
Coal India Ltd.	1,598,854	4,413,368
Coforge Ltd.	42,062	2,267,526
Colgate-Palmolive India Ltd.	119,080	2,115,840
Container Corp. of India Ltd.	378,530	2,915,261
Crompton Greaves Consumer Electricals Ltd.	757,035	3,068,029
Cummins India Ltd.	89,652	1,578,064
Dabur India Ltd.	710,114	4,848,671
Dalmia Bharat Ltd.	154,315	3,337,822
Deepak Nitrite Ltd.	93,179	2,147,517
Dhani Services Ltd.(a)	491,922	205,378
Divi’s Laboratories Ltd.	173,647	7,055,668
Dixon Technologies India Ltd.	56,507	1,860,466

Security	Shares	Value

India (continued)
DLF Ltd.	1,022,899	$4,470,103
Dr Lal PathLabs Ltd.(c)	70,122	1,806,345
Dr. Reddy’s Laboratories Ltd.	148,633	7,882,603
Easy Trip Planners Ltd., NVS(a)	1,679,952	1,073,000
Edelweiss Financial Services Ltd.	807,586	659,316
Eicher Motors Ltd.	171,320	6,848,721
Elgi Equipments Ltd.	192,635	900,057
Embassy Office Parks REIT	243,086	974,504
Exide Industries Ltd.	727,758	1,613,479
FDC Ltd./India(a)	311,621	1,013,311
Federal Bank Ltd.	2,627,371	4,335,491
Finolex Cables Ltd.	291,164	1,976,304
Fortis Healthcare Ltd.(a)	800,921	2,760,833
GAIL India Ltd.	3,143,447	3,666,382
Gillette India Ltd.	21,840	1,305,864
Glenmark Pharmaceuticals Ltd.	302,343	1,420,461
GMR Airports Infrastructure Ltd.(a)	6,345,631	2,981,418
Godrej Consumer Products Ltd.(a)	474,420	5,303,428
Godrej Industries Ltd.(a)	164,248	862,908
Godrej Properties Ltd.(a)	161,726	2,346,099
Grasim Industries Ltd.	419,910	8,182,587
Gujarat Fluorochemicals Ltd.	27,310	930,906
Gujarat Gas Ltd.	218,977	1,224,546
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	130,679	881,249
Havells India Ltd.	375,535	5,437,914
HCL Technologies Ltd.	1,250,783	17,247,798
HDFC Life Insurance Co. Ltd.(c)	1,105,599	7,835,033
HEG Ltd.	37,204	473,297
Hero MotoCorp Ltd.	155,194	5,254,920
HFCL Ltd.	964,019	819,739
Hindalco Industries Ltd.	1,729,347	9,982,189
Hindustan Petroleum Corp. Ltd.	810,794	2,358,888
Hindustan Unilever Ltd.	973,338	30,709,172
Housing Development Finance Corp. Ltd.	1,970,809	63,445,088
ICICI Bank Ltd.	5,846,236	59,813,808
ICICI Lombard General Insurance Co. Ltd.(c)	233,321	3,228,185
ICICI Prudential Life Insurance Co. Ltd.(c)	380,697	2,109,679
IDFC First Bank Ltd.(a)	5,175,353	3,700,436
Indiabulls Housing Finance Ltd.(a)	363,069	548,094
Indiabulls Real Estate Ltd.(a)	631,086	559,487
IndiaMART Intermesh Ltd.(c)	26,800	1,491,609
Indian Energy Exchange Ltd.(c)	919,911	1,564,653
Indian Hotels Co. Ltd. (The)	898,494	3,318,685
Indian Oil Corp. Ltd.	3,093,302	3,094,300
Indian Railway Catering & Tourism Corp. Ltd.	315,702	2,465,899
Indraprastha Gas Ltd.	424,043	2,207,628
Indus Towers Ltd.	854,276	1,603,601
Info Edge India Ltd.	110,514	4,987,376
Infosys Ltd.	3,799,137	71,557,853
InterGlobe Aviation Ltd.(a)(c)	135,986	3,536,471
Ipca Laboratories Ltd.	207,860	2,161,381
ITC Ltd.	3,395,352	14,653,049
Jindal Steel & Power Ltd.	472,949	3,392,565
JSW Steel Ltd.	1,005,332	8,837,804
Jubilant Foodworks Ltd.	606,668	3,627,217
Jubilant Pharmova Ltd.	120,920	521,263
Kajaria Ceramics Ltd.	129,512	1,671,814
Karur Vysya Bank Ltd. (The)	1,289,221	1,698,269
Kotak Mahindra Bank Ltd.	669,774	14,220,161

102	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
KPIT Technologies Ltd.	267,630	$2,510,911
Larsen & Toubro Ltd.	797,774	20,767,972
Laurus Labs Ltd.(c)	474,607	1,919,206
LIC Housing Finance Ltd.	475,205	2,337,216
LTIMindtree Ltd.(c)	134,885	7,249,476
Lupin Ltd.	285,602	2,576,338
Mahanagar Gas Ltd.	99,525	1,076,502
Mahindra & Mahindra Financial Services Ltd.	1,062,389	3,034,107
Mahindra & Mahindra Ltd.	1,085,522	18,349,195
Manappuram Finance Ltd.	749,650	1,058,185
Marico Ltd.	665,109	4,054,494
Maruti Suzuki India Ltd.	153,628	16,747,250
Max Financial Services Ltd.(a)	237,537	2,428,046
Max Healthcare Institute Ltd.(a)	828,835	4,485,681
Motherson Sumi Wiring India Ltd.	2,789,301	1,761,609
Motilal Oswal Financial Services Ltd.	89,570	746,935
Mphasis Ltd.	133,366	3,403,084
MRF Ltd.	4,502	5,008,760
Muthoot Finance Ltd.	147,506	1,888,078
Natco Pharma Ltd.	210,006	1,370,011
National Aluminium Co. Ltd.	2,518,393	2,584,383
Navin Fluorine International Ltd.	33,617	1,624,574
NBCC India Ltd.	1,235,188	555,231
Nestle India Ltd.	38,936	9,058,427
NTPC Ltd.	5,258,381	11,013,515
Oil & Natural Gas Corp. Ltd.	2,803,942	4,996,223
Page Industries Ltd.	7,380	3,617,047
PB Fintech Ltd.(a)	190,912	1,003,980
Persistent Systems Ltd.	59,704	3,444,178
Petronet LNG Ltd.	959,754	2,554,823
PI Industries Ltd.	88,507	3,250,231
Pidilite Industries Ltd.	197,445	5,508,352
Piramal Enterprises Ltd.	162,320	1,710,198
Piramal Pharma Ltd., NVS(a)	685,023	877,590
PNB Housing Finance Ltd.(a)(c)	76,427	519,822
Polycab India Ltd.	68,419	2,450,364
Poonawalla Fincorp Ltd.	333,653	1,218,989
Power Grid Corp. of India Ltd.	3,535,312	9,381,817
Procter & Gamble Health Ltd.	23,981	1,199,297
PVR Ltd.(a)	63,159	1,313,000
Radico Khaitan Ltd.	196,044	2,708,410
Rajesh Exports Ltd.	98,747	1,057,730
RBL Bank Ltd.(a)(c)	537,801	1,029,390
REC Ltd.	2,476,905	3,696,107
Redington Ltd.	511,606	1,162,158
Reliance Industries Ltd.	3,410,737	98,390,842
Samvardhana Motherson International Ltd.	2,289,753	2,121,278
SBI Cards & Payment Services Ltd.	267,210	2,366,491
SBI Life Insurance Co. Ltd.(c)	523,313	7,812,324
Shree Cement Ltd.	11,779	3,419,946
Shriram Finance Ltd.	241,234	3,805,625
Siemens Ltd.	115,279	4,131,485
SRF Ltd.	211,064	5,650,697
State Bank of India	2,168,857	14,728,783
Sterlite Technologies Ltd.	373,205	832,307
Strides Pharma Science Ltd.(a)	120,626	436,299
Sun Pharmaceutical Industries Ltd.	1,105,115	13,992,328
Supreme Industries Ltd.	91,209	2,824,051
Symphony Ltd.	59,269	696,866
Tanla Platforms Ltd.	121,997	968,835

Security	Shares	Value

India (continued)
Tata Chemicals Ltd.	251,577	$3,001,318
Tata Communications Ltd.	65,395	989,179
Tata Consultancy Services Ltd.	1,048,010	43,255,202
Tata Consumer Products Ltd.	865,408	7,727,460
Tata Elxsi Ltd.	45,334	3,697,022
Tata Motors Ltd.(a)	1,983,616	11,046,974
Tata Power Co. Ltd. (The)	1,922,244	5,022,560
Tata Steel Ltd.	8,320,424	12,253,822
Tata Teleservices Maharashtra Ltd.(a)	714,808	691,437
Tech Mahindra Ltd.	736,089	9,191,184
Titan Co. Ltd.	450,809	13,148,693
Torrent Pharmaceuticals Ltd.	161,926	3,015,588
Torrent Power Ltd.	296,990	1,636,930
Trent Ltd.	243,394	3,569,513
Tube Investments of India Ltd.	167,202	5,354,477
TVS Motor Co. Ltd.	344,320	4,377,494
UltraTech Cement Ltd.	136,641	11,861,166
United Spirits Ltd.(a)	394,515	3,715,841
UPL Ltd.	690,118	6,400,835
Varun Beverages Ltd.	169,203	2,376,355
Vedanta Ltd.	1,161,950	4,747,669
VIP Industries Ltd.	145,520	1,245,503
Vodafone Idea Ltd.(a)	12,054,593	1,041,650
Voltas Ltd.	216,841	2,133,196
Wipro Ltd.	1,647,127	8,065,510
Yes Bank Ltd., (Acquired 03/16/20, Cost: $2,622,906)(f)	1,119,298	232,656
Yes Bank Ltd.(a)	12,824,886	2,713,247
Zee Entertainment Enterprises Ltd.	1,043,029	2,902,201
Zomato Ltd.(a)	3,454,381	2,116,736

		1,229,850,652

Indonesia — 0.5%
Adaro Energy Indonesia Tbk PT	18,447,300	3,655,245
AKR Corporindo Tbk PT	8,527,300	747,457
Aneka Tambang Tbk	9,912,900	1,535,995
Astra International Tbk PT	23,575,500	9,471,500
Bank Central Asia Tbk PT	58,561,400	33,234,119
Bank Jago Tbk PT(a)	4,939,800	1,063,599
Bank Mandiri Persero Tbk PT	21,866,800	14,570,637
Bank Negara Indonesia Persero Tbk PT	8,000,600	4,904,294
Bank Rakyat Indonesia Persero Tbk PT	78,477,013	24,066,374
Bank Tabungan Negara Persero Tbk PT	8,240,493	749,635
Barito Pacific Tbk PT	36,002,993	1,985,419
Berkah Beton Sadaya Tbk PT(d)	26,806,500	1,064,034
Bukalapak.com PT Tbk(a)	55,982,500	1,095,108
Bukit Asam Tbk PT	6,039,500	1,373,051
Bumi Resources Minerals Tbk PT(a)	72,591,000	891,044
Bumi Resources Tbk PT(a)	76,533,100	781,158
Bumi Serpong Damai Tbk PT(a)	14,385,800	899,118
Charoen Pokphand Indonesia Tbk PT	9,349,500	3,637,214
Ciputra Development Tbk PT	19,257,496	1,252,572
Gudang Garam Tbk PT	528,700	811,214
Hanson International Tbk PT(a)(d)	63,791,600	—
Indah Kiat Pulp & Paper Tbk PT	4,446,500	2,477,899
Indo Tambangraya Megah Tbk PT	492,100	1,190,429
Indocement Tunggal Prakarsa Tbk PT	2,171,000	1,452,040
Indofood CBP Sukses Makmur Tbk PT	3,413,900	2,301,944
Indofood Sukses Makmur Tbk PT	5,377,700	2,416,736
Japfa Comfeed Indonesia Tbk PT	8,792,700	793,392
Jasa Marga Persero Tbk PT(a)	3,437,038	725,468

S C H E D U L E O F I N V E S T M E N T S	103

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Kalbe Farma Tbk PT	27,290,800	$3,757,383
Medco Energi Internasional Tbk PT	16,051,920	1,505,784
Media Nusantara Citra Tbk PT(a)	5,135,500	238,649
Merdeka Copper Gold Tbk PT(a)	19,239,176	6,093,054
Metro Healthcare Indonesia TBK PT(a)	47,789,600	1,574,921
Mitra Adiperkasa Tbk PT(a)	22,934,200	1,991,821
Pabrik Kertas Tjiwi Kimia Tbk PT	2,161,800	1,058,755
Pakuwon Jati Tbk PT	15,719,500	470,178
Perusahaan Gas Negara Tbk PT	15,886,500	1,644,429
Pool Advista Indonesia Tbk PT(a)(d)	1,914,800	—
PP Persero Tbk PT(a)	534,300	24,852
Sarana Menara Nusantara Tbk PT	35,671,900	2,671,678
Semen Indonesia Persero Tbk PT	4,357,321	2,158,471
Sumber Alfaria Trijaya Tbk PT	16,176,300	3,057,843
Summarecon Agung Tbk PT	19,855,004	817,002
Surya Citra Media Tbk PT	54,570,400	824,756
Surya Esa Perkasa Tbk PT	10,724,600	709,989
Telkom Indonesia Persero Tbk PT	57,304,300	14,809,299
Trada Alam Minera Tbk PT(a)(d)	39,223,500	—
Unilever Indonesia Tbk PT	7,018,600	2,184,760
United Tractors Tbk PT	1,900,500	3,120,158
Vale Indonesia Tbk PT(a)	2,783,400	1,388,058
Waskita Karya Persero Tbk PT(a)	19,926,317	452,955
Wijaya Karya Persero Tbk PT(a)	6,569,600	303,283
XL Axiata Tbk PT	5,854,600	901,710

		170,906,483

Ireland — 0.4%
AIB Group PLC	934,220	3,924,275
Bank of Ireland Group PLC	1,183,906	12,648,667
C&C Group PLC(a)	679,763	1,350,896
CRH PLC	909,084	42,474,719
Dalata Hotel Group PLC(a)	206,346	871,747
Flutter Entertainment PLC, Class DI(a)	189,608	29,452,376
Glanbia PLC	259,951	3,172,164
Greencore Group PLC(a)	785,411	773,182
Kerry Group PLC, Class A	183,753	17,217,672
Kingspan Group PLC	187,359	12,050,189
Origin Enterprises PLC	99,889	452,839
Smurfit Kappa Group PLC	289,097	12,137,602

		136,526,328

Israel — 0.6%
Airport City Ltd.(a)	135,532	2,146,790
Alony Hetz Properties & Investments Ltd.	184,132	1,975,596
Amot Investments Ltd.	407,663	2,392,712
AudioCodes Ltd.	54,117	1,048,237
Azrieli Group Ltd.	54,531	3,512,484
Bank Hapoalim BM	1,359,331	12,234,734
Bank Leumi Le-Israel BM	1,756,074	15,519,096
Bezeq The Israeli Telecommunication Corp. Ltd.	2,531,772	4,195,685
Check Point Software Technologies Ltd.(a)	113,623	14,452,846
Clal Insurance Enterprises Holdings Ltd.(a)	168,245	2,888,836
CyberArk Software Ltd.(a)	49,070	6,912,982
Danel Adir Yeoshua Ltd.	12,866	989,311
Delek Group Ltd.(a)	17,992	1,953,461
Elbit Systems Ltd.	32,250	5,414,261
Enlight Renewable Energy Ltd.(a)	156,472	3,252,455
Fattal Holdings 1998 Ltd.(a)(b)	14,284	1,381,726
First International Bank Of Israel Ltd. (The)	107,176	4,329,247
Fiverr International Ltd.(a)	52,039	1,930,127

Security	Shares	Value

Israel (continued)
G City Ltd.	313,125	$1,223,955
Harel Insurance Investments & Financial Services Ltd.	333,613	3,227,282
ICL Group Ltd.	916,662	7,277,962
Inmode Ltd.(a)	85,921	3,011,531
Isracard Ltd.	470,857	1,587,269
Israel Corp Ltd.	7,176	2,662,628
Israel Discount Bank Ltd., Class A	1,592,583	8,145,606
Ituran Location and Control Ltd.	39,064	857,455
Kornit Digital Ltd.(a)	70,245	1,770,876
Mehadrin Ltd.(a)	2	56
Melisron Ltd.	37,317	2,609,319
Mivne Real Estate KD Ltd.	1,383,755	4,439,957
Mizrahi Tefahot Bank Ltd.	191,929	6,339,544
Nice Ltd.(a)	74,230	15,351,378
Nova Ltd.(a)	36,776	3,342,938
Oil Refineries Ltd.	6,230,371	2,154,829
Paz Oil Co. Ltd.(a)	20,930	2,609,167
Phoenix Holdings Ltd. (The)	155,603	1,673,453
Radware Ltd.(a)(b)	77,154	1,643,380
Reit 1 Ltd.	388,266	1,924,441
Shapir Engineering and Industry Ltd.(b)	270,012	2,048,322
Shikun & Binui Ltd.(a)	643,718	1,886,870
Shufersal Ltd.(b)	235,735	1,322,777
Strauss Group Ltd.	119,585	3,059,814
Teva Pharmaceutical Industries Ltd., ADR(a)	1,278,550	13,475,917
Tower Semiconductor Ltd.(a)	129,732	5,457,215
Wix.com Ltd.(a)	66,280	5,765,034
ZIM Integrated Shipping Services Ltd.(b)	114,996	2,179,174

		193,578,735

Italy — 1.6%
A2A SpA	1,872,357	2,818,801
ACEA SpA	60,120	921,608
AMCO - Asset Management Co. SpA, NVS(d)	261	—
Amplifon SpA	157,808	4,357,592
Anima Holding SpA(c)	491,641	2,168,610
Assicurazioni Generali SpA	1,134,072	22,138,569
Autogrill SpA(a)	366,619	2,675,245
Azimut Holding SpA	125,956	3,144,578
Banca Generali SpA	79,789	2,943,535
Banca IFIS SpA	41,051	687,491
Banca Mediolanum SpA	248,315	2,375,732
Banca Monte dei Paschi di Siena SpA(a)(b)	436,944	1,167,104
Banca Popolare di Sondrio SPA	512,902	2,519,103
Banco BPM SpA	1,685,981	7,588,251
BFF Bank SpA(c)	188,337	1,741,765
Bio On SpA(b)(d)	4,387	—
BPER Banca	1,404,811	3,859,160
Brembo SpA	220,668	2,979,042
Brunello Cucinelli SpA	41,441	3,451,643
Buzzi Unicem SpA	88,498	1,992,813
CIR SpA-Compagnie Industriali(a)	1,759,779	849,436
Credito Emiliano SpA	265,324	2,259,723
Danieli & C Officine Meccaniche SpA(b)	69,236	1,794,210
Datalogic SpA	27,311	274,829
De’ Longhi SpA	96,102	2,218,427
DiaSorin SpA	27,361	3,561,849
Enav SpA(c)	272,205	1,253,214
Enel SpA	8,813,766	51,896,514
Eni SpA	2,756,551	42,418,432

104	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
ERG SpA	104,937	$3,168,725
Ferrari NV	144,483	36,104,014
Fincantieri SpA(a)	529,576	349,074
FinecoBank Banca Fineco SpA	640,951	11,506,255
GVS SpA(a)(b)(c)	132,740	701,334
Hera SpA	916,030	2,631,403
Infrastrutture Wireless Italiane SpA(c)	396,158	4,341,407
Interpump Group SpA	101,863	5,312,145
Intesa Sanpaolo SpA	18,175,815	47,789,121
Iren SpA	984,762	1,783,492
Italgas SpA	535,142	3,132,563
Juventus Football Club SpA(a)(b)	1,249,496	403,800
Leonardo SpA	452,586	4,660,792
Maire Tecnimont SpA(b)	236,126	910,047
MARR SpA	49,866	655,663
Mediobanca Banca di Credito Finanziario SpA	687,377	7,389,267
Moncler SpA	234,930	14,703,716
Nexi SpA(a)(c)	702,224	6,184,724
Piaggio & C SpA	530,930	2,005,683
Pirelli & C SpA(c)	355,688	1,780,818
Poste Italiane SpA(c)	567,228	6,060,278
Prysmian SpA	310,749	12,690,266
Recordati Industria Chimica e Farmaceutica SpA	135,944	5,955,500
Reply SpA	20,641	2,679,349
Saipem SpA(a)	1,412,473	2,162,945
Salvatore Ferragamo SpA	92,453	1,834,769
Saras SpA(a)	1,148,429	1,991,072
Snam SpA	2,283,737	11,632,282
Stellantis NV	2,435,643	38,290,718
Tamburi Investment Partners SpA	186,296	1,549,805
Technogym SpA(c)	170,474	1,512,092
Telecom Italia SpA/Milano(a)(b)	9,757,998	2,809,404
Tenaris SA	544,819	9,654,599
Terna - Rete Elettrica Nazionale	1,579,630	12,497,812
Tod’s SpA(a)	17,510	684,681
UniCredit SpA	2,158,723	42,162,315
Unipol Gruppo SpA	384,188	2,012,132

		487,751,338

Japan — 14.7%
77 Bank Ltd. (The)	83,000	1,482,329
ABC-Mart Inc.	64,300	3,465,389
Activia Properties Inc.	629	1,883,635
Adastria Co. Ltd.	51,100	862,390
ADEKA Corp.	142,100	2,404,507
Advance Residence Investment Corp.	1,177	2,875,129
Advantest Corp.	205,600	14,737,610
Aeon Co. Ltd.	687,500	14,094,901
Aeon Delight Co. Ltd.	40,600	963,809
AEON Financial Service Co. Ltd.	135,500	1,373,496
Aeon Mall Co. Ltd.	105,700	1,488,810
AEON REIT Investment Corp.	1,975	2,182,831
AGC Inc.	199,100	7,336,000
Ai Holdings Corp.	97,800	1,652,157
Aica Kogyo Co. Ltd.	99,900	2,415,885
Aiful Corp.	671,100	2,029,063
Ain Holdings Inc.	34,400	1,487,432
Air Water Inc.	133,800	1,637,052
Aisin Corp.	128,100	3,737,383
Ajinomoto Co. Inc.	520,500	17,160,152
Alfresa Holdings Corp.	132,100	1,653,495

Security	Shares	Value

Japan (continued)
Alps Alpine Co. Ltd.	218,000	$2,233,625
Amada Co. Ltd.	351,900	3,161,035
Amano Corp.	87,400	1,599,070
ANA Holdings Inc.(a)	250,100	5,535,400
Anicom Holdings Inc.	229,900	1,092,887
Anritsu Corp.	184,300	1,765,485
Aozora Bank Ltd.	75,000	1,499,565
Appier Group Inc.(a)	63,500	811,878
Arcs Co. Ltd.	60,800	1,027,474
Ariake Japan Co. Ltd.	43,400	1,463,911
As One Corp.	46,900	2,102,307
Asahi Group Holdings Ltd.	547,700	18,086,282
Asahi Holdings Inc.	144,300	2,270,318
Asahi Intecc Co. Ltd.	222,000	3,894,808
Asahi Kasei Corp.	1,270,300	9,625,865
Asics Corp.	171,300	4,077,030
ASKUL Corp.	58,100	767,993
Astellas Pharma Inc.	2,080,400	30,623,759
Atom Corp.(a)(b)	252,000	1,541,583
Autobacs Seven Co. Ltd.	242,800	2,703,057
Avex Inc.	88,600	1,196,613
Awa Bank Ltd. (The)	45,600	767,421
Azbil Corp.	110,900	3,127,209
Bandai Namco Holdings Inc.	220,700	14,759,035
Bank of Kyoto Ltd. (The)	41,900	1,949,530
BayCurrent Consulting Inc.	151,000	6,418,941
Benefit One Inc.	111,000	1,832,059
Benesse Holdings Inc.	68,900	1,053,866
Bengo4.com Inc.(a)(b)	24,200	503,659
Bic Camera Inc.	149,900	1,415,674
BIPROGY Inc.	68,700	1,794,905
BML Inc.	59,200	1,472,083
Bridgestone Corp.	618,700	23,098,045
Brother Industries Ltd.	347,200	5,392,806
Calbee Inc.	100,900	2,278,741
Canon Electronics Inc.	71,900	944,895
Canon Inc.	1,076,600	23,892,276
Canon Marketing Japan Inc.	64,400	1,528,562
Capcom Co. Ltd.	181,100	5,868,330
Casio Computer Co. Ltd.	168,500	1,741,818
Central Glass Co. Ltd.	66,200	1,461,950
Central Japan Railway Co.	158,300	19,308,604
Change Inc.	60,000	1,113,448
Chiba Bank Ltd. (The)	551,900	4,175,898
Chiyoda Corp.(a)	286,000	850,307
Chubu Electric Power Co. Inc.	608,500	6,554,197
Chugai Pharmaceutical Co. Ltd.	720,900	18,689,391
Chugin Financial Group Inc., NVS	189,600	1,379,653
Chugoku Electric Power Co. Inc. (The)	246,100	1,352,930
Citizen Watch Co. Ltd.	327,600	1,558,582
Coca-Cola Bottlers Japan Holdings Inc.	115,175	1,212,662
COLOPL Inc.	88,100	451,138
Colowide Co. Ltd.(b)	85,300	1,208,333
Comforia Residential REIT Inc.	1,502	3,337,369
COMSYS Holdings Corp.	78,500	1,497,183
Concordia Financial Group Ltd.	1,096,700	4,819,297
Cosmo Energy Holdings Co. Ltd.	87,600	2,456,651
Cosmos Pharmaceutical Corp.	19,100	1,866,209
Create SD Holdings Co. Ltd.	56,300	1,531,908
Credit Saison Co. Ltd.	139,200	1,823,724

S C H E D U L E O F I N V E S T M E N T S	105

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Curves Holdings Co. Ltd.	148,200	$947,480
CyberAgent Inc.	410,900	3,842,716
CYBERDYNE Inc.(a)(b)	357,200	843,307
Dai Nippon Printing Co. Ltd.	202,600	4,783,313
Daicel Corp.	271,700	2,004,681
Daido Steel Co. Ltd.	28,300	1,070,029
Daifuku Co. Ltd.	105,500	5,809,220
Daiho Corp.	62,300	1,759,059
Dai-ichi Life Holdings Inc.	1,100,000	25,809,040
Daiichi Sankyo Co. Ltd.	1,945,900	61,114,748
Daiichikosho Co. Ltd.	54,700	1,700,801
Daikin Industries Ltd.	284,400	49,398,737
Daio Paper Corp.	102,400	790,134
Daiseki Co. Ltd.	91,360	3,078,722
Daishi Hokuetsu Financial Group Inc.	55,200	1,316,977
Daito Trust Construction Co. Ltd.	60,400	5,968,640
Daiwa House Industry Co. Ltd.	654,400	15,715,424
Daiwa House REIT Investment Corp.	2,148	4,673,476
Daiwa Office Investment Corp.	437	2,057,834
Daiwa Securities Group Inc.	1,556,800	7,346,691
Daiwa Securities Living Investments Corp.	4,027	3,369,417
Daiwabo Holdings Co. Ltd.	111,800	1,692,195
DCM Holdings Co. Ltd.	177,600	1,616,253
Demae-Can Co. Ltd.(a)(b)	112,900	374,321
DeNA Co. Ltd.	119,200	1,671,396
Denka Co. Ltd.	66,500	1,379,518
Denso Corp.	469,000	25,328,672
Dentsu Group Inc.	216,500	6,973,221
Descente Ltd.	55,200	1,529,118
Dexerials Corp.	76,000	1,624,567
DIC Corp.	113,000	2,100,899
Digital Arts Inc.	27,800	1,241,746
Digital Garage Inc.	84,300	3,013,081
Dip Corp.	76,400	2,267,587
Disco Corp.	31,600	9,493,670
DMG Mori Co. Ltd.	152,600	2,330,847
Doutor Nichires Holdings Co. Ltd.	82,400	1,185,906
Dowa Holdings Co. Ltd.	53,300	1,860,871
Duskin Co. Ltd.	72,100	1,685,085
DyDo Group Holdings Inc.	34,300	1,247,793
Earth Corp.	39,700	1,549,971
East Japan Railway Co.	334,600	18,656,696
Ebara Corp.	90,500	3,842,592
EDION Corp.	138,800	1,370,911
Eisai Co. Ltd.	280,700	17,366,895
Eizo Corp.	34,900	975,541
Electric Power Development Co. Ltd.	160,600	2,591,848
en Japan Inc.	45,900	873,881
ENEOS Holdings Inc.	3,217,900	11,520,714
eRex Co. Ltd.	63,900	1,182,851
Euglena Co. Ltd.(a)	341,400	2,637,448
Exedy Corp.	41,400	556,876
EXEO Group Inc.	94,900	1,725,620
Ezaki Glico Co. Ltd.	91,800	2,565,245
Fancl Corp.	110,600	2,245,989
FANUC Corp.	217,600	38,447,647
Fast Retailing Co. Ltd.	66,000	40,085,716
FCC Co. Ltd.	61,300	682,886
Ferrotec Holdings Corp.	67,600	1,693,153
Financial Products Group Co. Ltd.	145,000	1,187,002

Security	Shares	Value

Japan (continued)
Food & Life Companies Ltd.	109,100	$2,428,182
FP Corp.	72,400	1,967,448
Freee KK(a)(b)	62,200	1,642,484
Frontier Real Estate Investment Corp.	652	2,514,233
Fuji Co. Ltd./Ehime	66,000	942,356
Fuji Corp./Aichi	110,200	1,834,840
Fuji Electric Co. Ltd.	124,600	5,043,557
Fuji Oil Holdings Inc.	71,000	1,125,926
Fuji Seal International Inc.	68,600	891,567
Fuji Soft Inc.	38,100	2,274,096
FUJIFILM Holdings Corp.	404,400	21,401,308
Fujikura Ltd.	324,500	2,466,641
Fujitec Co. Ltd.	55,200	1,367,700
Fujitsu General Ltd.	110,500	3,123,387
Fujitsu Ltd.	220,000	31,323,451
Fukuoka Financial Group Inc.	149,300	3,444,592
Fukuoka REIT Corp.	1,507	1,938,012
Fukuyama Transporting Co. Ltd.	33,400	864,259
Funai Soken Holdings Inc.	77,800	1,683,795
Furukawa Electric Co. Ltd.	84,200	1,634,186
Fuyo General Lease Co. Ltd.	25,100	1,725,064
Giken Ltd.	30,300	689,851
Global One Real Estate Investment Corp.	2,477	2,045,394
Glory Ltd.	66,500	1,163,092
GLP J-REIT	4,449	5,034,313
GMO internet group Inc.	116,900	2,300,577
GMO Payment Gateway Inc.	45,000	4,163,937
GNI Group Ltd.(a)	93,700	866,920
Goldwin Inc.	32,000	2,437,832
Gree Inc.(b)	177,000	963,122
GS Yuasa Corp.	101,000	1,767,404
GungHo Online Entertainment Inc.(a)	81,710	1,361,733
Gunma Bank Ltd. (The)	658,100	2,567,120
Gunze Ltd.	20,400	671,797
H.U. Group Holdings Inc.	74,500	1,581,264
H2O Retailing Corp.	141,300	1,378,974
Hachijuni Bank Ltd. (The)	601,100	2,610,798
Hakuhodo DY Holdings Inc.	194,000	2,096,624
Hamamatsu Photonics KK	140,900	7,528,325
Hankyu Hanshin Holdings Inc.	230,700	6,856,965
Hankyu Hanshin REIT Inc.	1,711	1,886,577
Hanwa Co. Ltd.	42,400	1,350,063
Harmonic Drive Systems Inc.	59,900	2,017,487
Haseko Corp.	263,000	3,042,691
Hazama Ando Corp.	226,800	1,504,687
Heiwa Corp.	82,100	1,489,622
Heiwa Real Estate Co. Ltd.	61,400	1,756,661
Heiwa Real Estate REIT Inc.	2,043	2,376,024
Hikari Tsushin Inc.	21,500	3,068,873
Hino Motors Ltd.(a)	341,700	1,461,635
Hirata Corp.	15,400	761,942
Hirogin Holdings Inc.	404,300	2,108,199
Hirose Electric Co. Ltd.	33,405	4,348,806
HIS Co. Ltd.(a)(b)	108,800	1,782,866
Hisamitsu Pharmaceutical Co. Inc.	67,000	2,086,374
Hitachi Construction Machinery Co. Ltd.	91,000	2,146,082
Hitachi Ltd.	1,063,900	55,793,520
Hitachi Zosen Corp.	357,500	2,367,271
Hogy Medical Co. Ltd.	55,200	1,433,640
Hokkaido Electric Power Co. Inc.	225,700	834,967

106	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hokkoku Financial Holdings Inc.	34,200	$1,083,906
Hokuetsu Corp.	170,100	1,095,010
Hokuhoku Financial Group Inc.	149,200	1,181,656
Hokuriku Electric Power Co.	199,300	824,390
Hokuto Corp.	151,400	2,200,547
Honda Motor Co. Ltd.	1,803,900	44,622,193
Horiba Ltd.	33,600	1,547,370
Hoshino Resorts REIT Inc.	617	3,534,768
Hoshizaki Corp.	88,000	3,163,271
House Foods Group Inc.	98,200	2,095,139
Hoya Corp.	405,700	44,615,607
Hulic Co. Ltd.	373,400	3,069,269
Hulic Reit Inc.	2,602	3,110,073
Hyakugo Bank Ltd. (The)	588,000	1,899,022
Ibiden Co. Ltd.	121,900	4,757,621
Ichigo Inc.	346,000	793,024
Ichigo Office REIT Investment Corp.	2,362	1,546,133
Idemitsu Kosan Co. Ltd.	216,755	5,419,041
IHI Corp.	146,100	4,439,202
Iida Group Holdings Co. Ltd.	109,300	1,822,081
Inaba Denki Sangyo Co. Ltd.	117,700	2,557,131
Industrial & Infrastructure Fund Investment Corp.	2,126	2,356,117
Infocom Corp.	123,000	2,073,364
Infomart Corp.	351,300	1,136,476
INFRONEER Holdings Inc.	228,076	1,820,603
Inpex Corp.	1,091,300	11,991,902
Insource Co. Ltd.	149,800	1,685,327
Internet Initiative Japan Inc.	163,600	3,070,080
Invincible Investment Corp.	6,988	2,980,181
IR Japan Holdings Ltd.	23,200	327,047
Iriso Electronics Co. Ltd.	32,400	1,087,279
Isetan Mitsukoshi Holdings Ltd.	500,400	5,444,716
Isuzu Motors Ltd.	628,400	7,946,332
Ito En Ltd.	48,900	1,744,740
ITOCHU Corp.	1,292,000	41,759,788
Itochu Techno-Solutions Corp.	70,300	1,740,452
Itoham Yonekyu Holdings Inc.	235,500	1,292,997
Iwatani Corp.	47,900	2,064,547
Iyogin Holdings Inc., NVS	329,000	1,856,804
Izumi Co. Ltd.	37,400	846,802
J Front Retailing Co. Ltd.	211,100	1,966,076
Jaccs Co. Ltd.	73,100	2,358,216
JAFCO Group Co. Ltd.	119,100	2,125,353
Japan Airlines Co. Ltd.(a)	142,400	3,019,958
Japan Airport Terminal Co. Ltd.(a)	49,300	2,569,734
Japan Aviation Electronics Industry Ltd.	73,100	1,255,840
Japan Display Inc.(a)	1,218,200	413,664
Japan Elevator Service Holdings Co. Ltd.	155,800	2,199,446
Japan Excellent Inc.	2,042	1,948,601
Japan Exchange Group Inc.	554,100	8,480,260
Japan Hotel REIT Investment Corp.	5,095	3,228,631
Japan Lifeline Co. Ltd.	106,300	781,268
Japan Logistics Fund Inc.	847	1,931,365
Japan Material Co. Ltd.	157,400	2,952,120
Japan Metropolitan Fund Invest	7,745	5,987,536
Japan Petroleum Exploration Co. Ltd.	61,900	2,006,589
Japan Post Bank Co. Ltd.	396,900	3,526,406
Japan Post Holdings Co. Ltd.	2,571,600	22,577,255
Japan Post Insurance Co. Ltd.	170,500	3,041,713
Japan Prime Realty Investment Corp.	788	2,137,708

Security	Shares	Value

Japan (continued)
Japan Real Estate Investment Corp.	1,257	$5,389,375
Japan Securities Finance Co. Ltd.	224,600	2,036,467
Japan Steel Works Ltd. (The)	103,600	2,207,079
Japan Tobacco Inc.	1,340,200	27,329,231
JCR Pharmaceuticals Co. Ltd.	126,700	1,563,274
Jeol Ltd.	47,400	1,391,855
JFE Holdings Inc.	523,800	6,906,643
JGC Holdings Corp.	235,900	3,081,339
JINS Holdings Inc.	40,600	1,222,681
JMDC Inc.	52,300	1,728,430
JSR Corp.	207,300	4,664,283
JTEKT Corp.	377,200	2,796,295
Juroku Financial Group Inc.	57,400	1,381,331
Justsystems Corp.	56,900	1,417,079
Kadokawa Corp.	111,436	2,085,113
Kagome Co. Ltd.	94,700	2,312,993
Kajima Corp.	385,400	4,733,204
Kakaku.com Inc.	131,800	2,197,381
Kaken Pharmaceutical Co. Ltd.	65,000	1,886,683
Kamigumi Co. Ltd.	89,400	1,828,810
Kanamoto Co. Ltd.	68,900	1,198,372
Kandenko Co. Ltd.	131,200	881,814
Kaneka Corp.	65,700	1,724,912
Kanematsu Corp.	124,700	1,524,860
Kansai Electric Power Co. Inc. (The)	673,600	6,478,074
Kansai Paint Co. Ltd.	174,500	2,457,505
Kao Corp.	546,400	22,086,491
Katitas Co. Ltd.	76,000	1,863,553
Kawasaki Heavy Industries Ltd.	149,600	3,423,238
Kawasaki Kisen Kaisha Ltd.	176,100	3,677,120
KDDI Corp.	1,785,600	55,788,273
Keihan Holdings Co. Ltd.	92,900	2,499,519
Keikyu Corp.	191,100	1,980,295
Keio Corp.	100,900	3,703,482
Keisei Electric Railway Co. Ltd.	117,100	3,415,687
Keiyo Bank Ltd. (The)	226,400	1,075,382
Kenedix Office Investment Corp.	797	1,893,323
Kenedix Residential Next Investment Corp.	2,296	3,422,107
Kenedix Retail REIT Corp.	1,732	3,247,282
Kewpie Corp.	103,900	1,808,948
Keyence Corp.	214,700	98,841,172
KH Neochem Co. Ltd.	63,900	1,361,982
Kikkoman Corp.	150,600	7,965,549
Kinden Corp.	76,100	872,224
Kintetsu Group Holdings Co. Ltd.	178,200	5,803,079
Kirin Holdings Co. Ltd.	863,200	13,301,673
Kisoji Co. Ltd.	108,300	1,791,695
Kissei Pharmaceutical Co. Ltd.	89,500	1,763,211
Kiyo Bank Ltd. (The)	88,300	1,122,431
Kobayashi Pharmaceutical Co. Ltd.	45,800	3,288,078
Kobe Bussan Co. Ltd.	156,000	4,503,992
Kobe Steel Ltd.	466,200	2,511,666
Koei Tecmo Holdings Co. Ltd.	135,260	2,459,860
Koito Manufacturing Co. Ltd.	177,200	2,989,040
Kokuyo Co. Ltd.	159,700	2,277,184
Komatsu Ltd.	1,048,400	25,763,864
KOMEDA Holdings Co. Ltd.	137,400	2,554,724
Komeri Co. Ltd.	48,800	1,001,079
Konami Group Corp.	95,900	4,715,736
Konica Minolta Inc.	590,900	2,476,341

S C H E D U L E O F I N V E S T M E N T S	107

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kose Corp.	34,300	$3,784,417
Koshidaka Holdings Co. Ltd.	165,500	1,198,350
Kotobuki Spirits Co. Ltd.	37,600	2,469,709
K’s Holdings Corp.	184,800	1,633,802
Kubota Corp.	1,111,700	16,706,948
Kumagai Gumi Co. Ltd.	45,100	926,843
Kumiai Chemical Industry Co. Ltd.	189,800	1,287,828
Kura Sushi Inc.(b)	60,600	1,407,917
Kuraray Co. Ltd.	211,900	1,753,907
Kureha Corp.	37,300	2,436,151
Kurita Water Industries Ltd.	97,700	4,417,822
Kusuri no Aoki Holdings Co. Ltd.	26,100	1,470,581
KYB Corp.	35,700	1,011,710
Kyocera Corp.	374,600	19,438,519
KYORIN Holdings Inc.	128,700	1,705,881
Kyoritsu Maintenance Co. Ltd.	38,500	1,758,447
Kyowa Kirin Co. Ltd.	269,500	6,010,105
Kyudenko Corp.	52,600	1,363,370
Kyushu Electric Power Co. Inc.	296,800	1,708,570
Kyushu Financial Group Inc.	586,900	2,157,146
Kyushu Railway Co.	207,400	4,649,215
LaSalle Logiport REIT	2,237	2,710,357
Lasertec Corp.	84,700	16,035,650
Lawson Inc.	41,500	1,659,430
Leopalace21 Corp.(a)(b)	389,000	965,463
Lintec Corp.	100,200	1,735,165
Lion Corp.	166,100	1,838,682
Lixil Corp.	281,400	4,858,027
M&A Capital Partners Co. Ltd.(a)(b)	35,400	1,199,001
M3 Inc.	492,100	13,455,444
Mabuchi Motor Co. Ltd.	69,500	1,990,502
Macnica Holdings Inc.	101,900	2,708,161
Makino Milling Machine Co. Ltd.	39,900	1,432,330
Makita Corp.	221,200	5,892,067
Management Solutions Co. Ltd.(b)	30,800	836,709
Mandom Corp.	50,500	572,536
Mani Inc.	124,800	1,825,453
Marubeni Corp.	1,747,700	21,441,790
Maruha Nichiro Corp.	79,600	1,511,445
Marui Group Co. Ltd.	160,500	2,735,004
Maruichi Steel Tube Ltd.	80,200	1,726,886
Maruwa Co. Ltd./Aichi	26,100	3,336,349
Matsui Securities Co. Ltd.	181,200	1,085,067
MatsukiyoCocokara & Co.	120,330	6,002,582
Maxell Ltd.	121,000	1,320,520
Mazda Motor Corp.	577,600	4,597,688
McDonald’s Holdings Co. Japan Ltd.(b)	77,000	3,042,068
MCJ Co. Ltd.	163,500	1,271,737
Mebuki Financial Group Inc.	1,097,750	2,859,437
Medipal Holdings Corp.	152,800	2,040,030
Medley Inc.(a)	30,600	1,084,260
Megachips Corp.	63,300	1,321,698
Megmilk Snow Brand Co. Ltd.	61,200	856,557
Meidensha Corp.	61,400	912,126
MEIJI Holdings Co. Ltd.	102,300	5,275,885
Meiko Electronics Co. Ltd.(b)	60,300	1,351,755
Meitec Corp.	163,200	3,070,068
Menicon Co. Ltd.	109,600	2,421,822
Mercari Inc.(a)	129,000	2,809,602
Milbon Co. Ltd.	66,100	2,906,934

Security	Shares	Value

Japan (continued)
MINEBEA MITSUMI Inc.	374,072	$6,521,082
Mirai Corp.	5,887	1,987,931
MIRAIT ONE corp	166,700	2,032,940
MISUMI Group Inc.	297,500	7,487,320
Mitsubishi Chemical Group Corp.	1,257,700	7,057,515
Mitsubishi Corp.	1,369,400	45,855,663
Mitsubishi Electric Corp.	2,145,500	23,645,022
Mitsubishi Estate Co. Ltd.	1,241,300	15,954,575
Mitsubishi Estate Logistics REIT Investment Corp.	1,274	4,004,571
Mitsubishi Gas Chemical Co. Inc.	122,800	1,794,416
Mitsubishi HC Capital Inc.	578,790	2,954,229
Mitsubishi Heavy Industries Ltd.	340,700	13,358,833
Mitsubishi Logistics Corp.	79,600	1,858,770
Mitsubishi Materials Corp.	99,800	1,714,242
Mitsubishi Motors Corp.(a)	771,600	2,972,899
Mitsubishi Pencil Co. Ltd.	64,500	723,540
Mitsubishi UFJ Financial Group Inc.	13,353,200	97,810,598
Mitsui & Co. Ltd.	1,605,100	47,354,835
Mitsui Chemicals Inc.	164,500	3,872,086
Mitsui Fudosan Co. Ltd.	1,056,300	19,798,909
Mitsui Fudosan Logistics Park Inc.	828	2,889,772
Mitsui High-Tec Inc.	28,700	1,513,422
Mitsui Mining & Smelting Co. Ltd.	104,600	2,786,658
Mitsui OSK Lines Ltd.	380,000	9,431,111
Miura Co. Ltd.	76,100	1,904,273
Mixi Inc.	60,000	1,151,146
Mizuho Financial Group Inc.	2,671,450	41,729,250
Mizuho Leasing Co. Ltd.	53,100	1,408,776
Mochida Pharmaceutical Co. Ltd.	68,200	1,831,828
Monex Group Inc.	250,300	882,999
Money Forward Inc.(a)	63,300	2,347,383
MonotaRO Co. Ltd.	270,400	4,096,115
Mori Hills REIT Investment Corp.	1,448	1,645,416
Mori Trust Sogo REIT Inc.	1,490	1,681,441
Morinaga & Co. Ltd./Japan	83,200	2,466,950
Morinaga Milk Industry Co. Ltd.	43,500	1,609,182
MOS Food Services Inc.	70,000	1,660,315
MS&AD Insurance Group Holdings Inc.	464,800	14,907,862
Murata Manufacturing Co. Ltd.	653,000	37,312,736
Musashi Seimitsu Industry Co. Ltd.	114,200	1,573,829
Musashino Bank Ltd. (The)	58,000	1,017,864
Nabtesco Corp.	97,700	2,860,510
Nachi-Fujikoshi Corp.	21,300	644,013
Nagase & Co. Ltd.	151,000	2,436,739
Nagoya Railroad Co. Ltd.	291,000	4,811,641
Nakanishi Inc.	131,100	2,781,362
Nankai Electric Railway Co. Ltd.	81,400	1,768,790
Nanto Bank Ltd. (The)	47,600	987,390
NEC Corp.	240,200	8,677,851
NEC Networks & System Integration Corp.	126,900	1,694,676
NET One Systems Co. Ltd.	77,000	2,086,698
Nexon Co. Ltd.	541,000	13,044,887
Nextage Co. Ltd.(b)	100,600	2,262,810
NGK Insulators Ltd.	220,500	3,052,004
NGK Spark Plug Co. Ltd.	158,100	3,089,450
NH Foods Ltd.	56,100	1,684,240
NHK Spring Co. Ltd.	225,300	1,592,546
Nichias Corp.	107,300	2,077,180
Nichiha Corp.	49,400	1,060,285
Nichirei Corp.	86,800	1,816,327

108	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nidec Corp.	510,000	$28,263,610
Nifco Inc./Japan	78,500	2,037,602
Nihon Kohden Corp.	85,800	2,254,051
Nihon M&A Center Holdings Inc.	348,500	3,562,856
Nihon Parkerizing Co. Ltd.	145,000	1,070,589
Nikkon Holdings Co. Ltd.	95,100	1,831,027
Nikon Corp.	320,800	3,167,389
Nintendo Co. Ltd.	1,205,200	52,254,781
Nippn Corp., New	182,900	2,285,972
Nippon Accommodations Fund Inc.	396	1,777,415
Nippon Building Fund Inc.	1,565	6,839,618
Nippon Carbon Co. Ltd.	55,800	1,900,311
Nippon Electric Glass Co. Ltd.	92,500	1,717,761
Nippon Express Holdings Inc.	71,000	4,120,323
Nippon Gas Co. Ltd.	165,800	2,646,388
Nippon Kayaku Co. Ltd.	229,500	2,131,172
Nippon Light Metal Holdings Co. Ltd.	83,690	959,245
Nippon Paint Holdings Co. Ltd.	929,400	8,484,934
Nippon Paper Industries Co. Ltd.	101,000	751,950
Nippon Prologis REIT Inc.	2,261	5,130,527
NIPPON REIT Investment Corp.	822	2,093,220
Nippon Sanso Holdings Corp.	148,700	2,425,426
Nippon Shinyaku Co. Ltd.	39,700	2,043,205
Nippon Shokubai Co. Ltd.	35,800	1,515,597
Nippon Soda Co. Ltd.	54,000	1,765,016
Nippon Steel Corp.	863,217	17,967,621
Nippon Steel Trading Corp.	25,000	1,782,449
Nippon Suisan Kaisha Ltd.	521,800	2,168,197
Nippon Telegraph & Telephone Corp.	1,298,900	38,948,189
Nippon Yusen KK	539,400	12,831,706
Nipro Corp.(b)	174,100	1,397,570
Nishimatsu Construction Co. Ltd.	73,900	2,308,511
Nishimatsuya Chain Co. Ltd.	106,600	1,265,858
Nishi-Nippon Financial Holdings Inc.	191,100	1,590,618
Nishi-Nippon Railroad Co. Ltd.	85,800	1,584,514
Nishio Rent All Co. Ltd.	49,400	1,191,669
Nissan Chemical Corp.	138,600	6,543,256
Nissan Motor Co. Ltd.	2,463,600	8,851,565
Nissan Shatai Co. Ltd.	68,900	478,736
Nissha Co. Ltd.	71,700	1,066,790
Nisshin Oillio Group Ltd. (The)	56,000	1,375,560
Nisshin Seifun Group Inc.	152,100	1,905,127
Nisshinbo Holdings Inc.	229,800	1,717,737
Nissin Foods Holdings Co. Ltd.	56,300	4,401,401
Nitori Holdings Co. Ltd.	84,900	11,236,998
Nitto Boseki Co. Ltd.	38,700	610,282
Nitto Denko Corp.	143,000	9,243,150
Nitto Kogyo Corp.	62,000	1,160,613
Noevir Holdings Co. Ltd.	59,400	2,615,672
NOF Corp.	68,400	2,913,648
Nojima Corp.	115,800	1,243,099
NOK Corp.	80,400	763,584
Nomura Co. Ltd.	132,200	951,193
Nomura Holdings Inc.	3,238,100	12,922,707
Nomura Real Estate Holdings Inc.	84,300	1,858,010
Nomura Real Estate Master Fund Inc.	4,477	5,235,694
Nomura Research Institute Ltd.	393,020	9,435,456
Noritz Corp.	72,800	841,614
North Pacific Bank Ltd.	675,100	1,464,919
NS Solutions Corp.	60,600	1,559,754

Security	Shares	Value

Japan (continued)
NSD Co. Ltd.	177,700	$3,192,536
NSK Ltd.	259,200	1,457,834
NTN Corp.	600,800	1,245,498
NTT Data Corp.	644,900	10,003,285
NTT UD REIT Investment Corp.	2,863	2,919,925
Obayashi Corp.	682,100	5,290,860
Obic Co. Ltd.	72,100	11,559,551
Odakyu Electric Railway Co. Ltd.	288,200	3,789,071
Ogaki Kyoritsu Bank Ltd. (The)	63,500	952,144
Ohsho Food Service Corp.	42,400	1,981,515
Oiles Corp.	94,500	1,124,753
Oisix ra daichi Inc.(a)(b)	51,900	875,846
Oji Holdings Corp.	617,200	2,550,733
Okamoto Industries Inc.	28,800	866,756
Okamura Corp.	148,400	1,627,720
Okasan Securities Group Inc.	319,200	1,032,424
Oki Electric Industry Co. Ltd.	122,500	691,968
Okinawa Electric Power Co. Inc. (The)	84,532	703,020
OKUMA Corp.	27,600	1,118,712
Okumura Corp.	49,500	1,151,574
Olympus Corp.	1,341,200	25,214,038
Omron Corp.	184,600	10,681,063
One REIT Inc.	802	1,520,220
Ono Pharmaceutical Co. Ltd.	385,400	8,362,673
Open House Group Co. Ltd.	82,800	3,132,346
Optex Group Co. Ltd.	89,200	1,462,386
Optorun Co. Ltd.	70,300	1,387,266
Oracle Corp. Japan	34,000	2,329,232
Orient Corp.	119,780	1,094,421
Oriental Land Co. Ltd./Japan	223,800	37,289,522
ORIX Corp.	1,298,600	22,833,259
Orix JREIT Inc.	2,556	3,516,706
Osaka Gas Co. Ltd.	386,300	6,233,678
OSAKA Titanium Technologies Co. Ltd.	35,300	1,001,617
OSG Corp.	111,600	1,751,551
Otsuka Corp.	100,500	3,306,403
Otsuka Holdings Co. Ltd.	456,800	14,654,331
Outsourcing Inc.	196,400	1,526,264
PALTAC Corp.	28,800	1,042,763
Pan Pacific International Holdings Corp.	404,000	7,471,222
Panasonic Holdings Corp.	2,431,200	22,545,413
Paramount Bed Holdings Co. Ltd.	90,300	1,734,333
Park24 Co. Ltd.(a)	121,400	2,059,032
Penta-Ocean Construction Co. Ltd.	322,500	1,608,492
PeptiDream Inc.(a)	142,200	2,220,224
Persol Holdings Co. Ltd.	173,400	3,801,883
Pigeon Corp.	95,000	1,509,821
Pilot Corp.	49,700	1,773,901
PKSHA Technology Inc.(a)(b)	59,000	824,148
Pola Orbis Holdings Inc.	106,500	1,536,552
Prestige International Inc.	169,600	946,096
Raito Kogyo Co. Ltd.	95,200	1,412,841
Raksul Inc.(a)(b)	95,000	1,028,402
Rakus Co. Ltd.	112,300	1,539,023
Rakuten Group Inc.(a)(b)	911,100	4,645,192
Recruit Holdings Co. Ltd.	1,609,500	51,761,940
Relia Inc.	75,500	851,488
Relo Group Inc.	114,600	1,942,058
Renesas Electronics Corp.(a)	1,351,300	13,899,607
Rengo Co. Ltd.	213,700	1,508,295

S C H E D U L E O F I N V E S T M E N T S	109

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
RENOVA Inc.(a)(b)	67,800	$1,180,042
Resona Holdings Inc.	2,258,900	12,500,128
Resorttrust Inc.	114,500	2,092,223
Ricoh Co. Ltd.	640,200	4,969,627
Ricoh Leasing Co. Ltd.	31,000	926,190
Rinnai Corp.	36,800	2,904,623
Riso Kyoiku Co. Ltd.	359,500	1,010,286
Rohm Co. Ltd.	88,900	7,123,689
Rohto Pharmaceutical Co. Ltd.	195,600	3,609,098
Rorze Corp.	24,600	1,890,938
Round One Corp.	362,700	1,336,402
Royal Holdings Co. Ltd.(a)(b)	64,300	1,201,704
Ryohin Keikaku Co. Ltd.	240,600	2,667,807
Ryosan Co. Ltd.	31,300	709,322
Saizeriya Co. Ltd.	52,300	1,296,464
Sakai Moving Service Co. Ltd.	25,000	864,519
Sakata Seed Corp.	106,300	3,396,080
SAMTY Co. Ltd.	127,000	2,005,855
Sangetsu Corp.	169,700	2,982,158
San-in Godo Bank Ltd. (The)	195,500	1,216,029
Sanken Electric Co. Ltd.	61,000	3,464,068
Sankyo Co. Ltd.	102,000	4,119,945
Sankyu Inc.	40,600	1,595,245
Sanrio Co. Ltd.	108,700	4,146,061
Sansan Inc.(a)	76,000	947,890
Santen Pharmaceutical Co. Ltd.	312,300	2,434,613
Sanwa Holdings Corp.	161,500	1,709,706
Sapporo Holdings Ltd.	118,000	2,881,686
Sato Holdings Corp.	52,700	859,033
Sawai Group Holdings Co. Ltd.	45,000	1,392,289
SBI Holdings Inc.	253,000	5,363,421
SCREEN Holdings Co. Ltd.	36,100	2,690,060
SCSK Corp.	119,700	1,949,604
Secom Co. Ltd.	218,200	12,999,431
Sega Sammy Holdings Inc.	162,500	2,573,108
Seibu Holdings Inc.	206,600	2,317,559
Seiko Epson Corp.	267,200	4,143,737
Seiko Group Corp.	43,900	991,123
Seino Holdings Co. Ltd.	120,500	1,203,431
Seiren Co. Ltd.	83,300	1,529,856
Sekisui Chemical Co. Ltd.	388,700	5,445,021
Sekisui House Ltd.	636,800	12,035,049
Sekisui House Reit Inc.	6,071	3,318,795
Seria Co. Ltd.	95,900	2,107,416
Seven & i Holdings Co. Ltd.	875,700	41,344,334
Seven Bank Ltd.	616,800	1,267,499
SG Holdings Co. Ltd.	308,600	4,762,104
Sharp Corp./Japan	226,000	1,878,527
Shibaura Machine Co. Ltd.	56,900	1,246,615
SHIFT Inc.(a)	16,300	3,042,160
Shiga Bank Ltd. (The)	66,400	1,382,101
Shikoku Electric Power Co. Inc.	243,700	1,409,001
Shima Seiki Manufacturing Ltd.	65,300	989,223
Shimadzu Corp.	256,600	7,885,590
Shimamura Co. Ltd.	21,700	2,035,547
Shimano Inc.	80,900	14,427,333
Shimizu Corp.	450,900	2,527,608
Shin-Etsu Chemical Co. Ltd.	418,100	61,637,562
Shinko Electric Industries Co. Ltd.	79,600	2,239,626
Shinmaywa Industries Ltd.	117,900	980,606

Security	Shares	Value

Japan (continued)
Shinsei Bank Ltd.(b)	147,800	$2,726,068
Shionogi & Co. Ltd.	279,200	13,305,133
Ship Healthcare Holdings Inc.	121,500	2,359,192
Shiseido Co. Ltd.	457,300	23,768,622
Shizuoka Financial Group Inc., NVS	345,300	2,925,255
SHO-BOND Holdings Co. Ltd.	84,800	3,618,087
Shochiku Co. Ltd.(a)	13,500	1,151,034
Shoei Foods Corp.	46,800	1,496,103
Showa Denko KK	169,500	2,896,854
SKY Perfect JSAT Holdings Inc.	261,900	1,011,017
Skylark Holdings Co. Ltd.(a)(b)	195,700	2,329,001
SMC Corp.	65,400	33,217,350
SMS Co. Ltd.	90,500	2,380,558
Snow Peak Inc.(b)	49,300	818,926
SoftBank Corp.	3,175,700	36,336,655
SoftBank Group Corp.	1,344,300	63,641,923
Sohgo Security Services Co. Ltd.	47,000	1,293,998
Sojitz Corp.	207,720	4,118,321
Sompo Holdings Inc.	359,700	15,484,685
Sony Group Corp.	1,408,400	125,842,701
Sosei Group Corp.(a)	155,600	2,947,274
Sotetsu Holdings Inc.	104,300	1,783,095
Square Enix Holdings Co. Ltd.	83,000	3,925,174
Stanley Electric Co. Ltd.	108,300	2,330,751
Star Micronics Co. Ltd.	123,000	1,604,783
Subaru Corp.	660,900	10,859,668
Sugi Holdings Co. Ltd.	36,500	1,595,346
SUMCO Corp.	348,500	5,163,643
Sumitomo Bakelite Co. Ltd.	68,700	2,238,521
Sumitomo Chemical Co. Ltd.	1,557,000	5,976,749
Sumitomo Corp.	1,200,400	21,547,095
Sumitomo Electric Industries Ltd.	737,500	8,861,918
Sumitomo Forestry Co. Ltd.	174,300	3,258,974
Sumitomo Heavy Industries Ltd.	83,300	1,852,363
Sumitomo Metal Mining Co. Ltd.	244,900	9,943,730
Sumitomo Mitsui Construction Co. Ltd.	257,480	832,794
Sumitomo Mitsui Financial Group Inc.	1,443,900	62,753,430
Sumitomo Mitsui Trust Holdings Inc.	407,300	14,837,383
Sumitomo Osaka Cement Co. Ltd.	40,200	1,057,765
Sumitomo Pharma Co., Ltd.	168,900	1,187,513
Sumitomo Realty & Development Co. Ltd.	305,600	7,449,650
Sumitomo Rubber Industries Ltd.	296,100	2,628,707
Sumitomo Warehouse Co. Ltd. (The)	135,700	2,089,373
Sundrug Co. Ltd.	52,500	1,485,399
Suntory Beverage & Food Ltd.	147,200	4,970,612
Suruga Bank Ltd.	190,400	621,443
Suzuken Co. Ltd.	53,200	1,401,187
Suzuki Motor Corp.	431,300	16,170,379
Sysmex Corp.	172,200	11,431,507
Systena Corp.	459,500	1,475,082
T Hasegawa Co. Ltd.	85,100	2,083,302
T&D Holdings Inc.	566,800	9,072,341
Tadano Ltd.	133,200	988,974
Taiheiyo Cement Corp.	73,000	1,258,039
Taikisha Ltd.	38,200	1,047,667
Taisei Corp.	194,500	6,714,523
Taisho Pharmaceutical Holdings Co. Ltd.	37,700	1,585,876
Taiyo Holdings Co. Ltd.	114,300	2,108,569
Taiyo Yuden Co. Ltd.	118,900	4,038,500
Takara Bio Inc.	156,100	2,066,461

110	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Takara Holdings Inc.	334,200	$2,715,752
Takasago Thermal Engineering Co. Ltd.	94,600	1,371,839
Takashimaya Co. Ltd.	227,800	3,182,661
Takeda Pharmaceutical Co. Ltd.	1,665,583	52,361,546
Takeuchi Manufacturing Co. Ltd.	77,300	1,710,838
Takuma Co. Ltd.	111,800	1,107,445
Tamron Co. Ltd.	58,700	1,423,015
TDK Corp.	426,600	15,240,822
TechnoPro Holdings Inc.	109,900	3,421,755
Teijin Ltd.	130,700	1,342,070
Terumo Corp.	686,600	19,987,168
THK Co. Ltd.	101,200	2,147,700
TIS Inc.	237,800	6,857,047
Toagosei Co. Ltd.	157,400	1,428,395
Tobu Railway Co. Ltd.	199,900	4,690,273
Toda Corp.	274,000	1,494,528
Toei Animation Co. Ltd.(b)	10,300	1,026,742
Toei Co. Ltd.	12,400	1,639,402
Toho Bank Ltd. (The)	449,600	834,576
Toho Co. Ltd./Tokyo	93,400	3,449,584
Toho Gas Co. Ltd.	81,400	1,596,395
Toho Holdings Co. Ltd.	65,400	1,068,132
Toho Titanium Co. Ltd.	58,800	1,097,372
Tohoku Electric Power Co. Inc.	441,800	2,376,224
Tokai Carbon Co. Ltd.	247,900	2,138,792
Tokai Rika Co. Ltd.	71,800	833,425
Tokai Tokyo Financial Holdings Inc.	781,400	2,277,550
Tokio Marine Holdings Inc.	2,038,900	42,704,155
Tokuyama Corp.	67,100	981,652
Tokyo Century Corp.	38,600	1,357,220
Tokyo Electric Power Co. Holdings Inc.(a)	1,692,300	6,337,307
Tokyo Electron Ltd.	167,900	58,685,105
Tokyo Gas Co. Ltd.	405,900	8,499,422
Tokyo Ohka Kogyo Co. Ltd.	41,100	2,025,674
Tokyo Seimitsu Co. Ltd.	95,700	3,294,938
Tokyo Steel Manufacturing Co. Ltd.	159,500	1,735,412
Tokyo Tatemono Co. Ltd.	168,600	2,090,220
Tokyotokeiba Co. Ltd.	28,500	849,605
Tokyu Construction Co. Ltd.	160,000	814,324
Tokyu Corp.	524,000	6,738,316
Tokyu Fudosan Holdings Corp.	513,600	2,606,125
Tokyu REIT Inc.	1,845	2,780,091
TOMONY Holdings Inc.	234,300	719,632
Tomy Co. Ltd.	194,100	1,915,630
Topcon Corp.	182,300	2,375,649
Toppan Inc.	248,500	4,003,875
Toray Industries Inc.	1,413,700	8,685,841
Toridoll Holdings Corp.	114,300	2,479,500
Toshiba Corp.	413,200	14,192,036
Toshiba TEC Corp.	49,200	1,400,041
Tosho Co. Ltd.	37,800	348,772
Tosoh Corp.	225,700	2,952,926
Totetsu Kogyo Co. Ltd.	53,600	1,107,977
TOTO Ltd.	132,400	5,145,447
Towa Pharmaceutical Co. Ltd.	74,400	1,174,661
Toyo Ink SC Holdings Co. Ltd.	83,800	1,203,679
Toyo Seikan Group Holdings Ltd.	168,400	2,185,979
Toyo Suisan Kaisha Ltd.	87,300	3,607,306
Toyo Tire Corp.	147,000	1,758,629
Toyobo Co. Ltd.	106,700	849,408

Security	Shares	Value

Japan (continued)
Toyoda Gosei Co. Ltd.	68,800	$1,142,360
Toyota Boshoku Corp.	84,300	1,250,327
Toyota Industries Corp.	143,400	8,729,134
Toyota Motor Corp.	11,794,900	173,216,513
Toyota Tsusho Corp.	214,200	9,069,689
Trend Micro Inc./Japan(a)	140,800	6,971,574
Tri Chemical Laboratories Inc.	84,800	1,539,902
Trusco Nakayama Corp.	70,000	1,146,827
TS Tech Co. Ltd.	124,100	1,545,876
Tsubakimoto Chain Co.	41,100	983,880
Tsumura & Co.	90,500	1,935,077
Tsuruha Holdings Inc.	37,500	2,761,033
UACJ Corp.	45,300	850,571
UBE Corp.	104,200	1,634,415
Ulvac Inc.	45,900	2,147,292
Unicharm Corp.	418,700	15,971,576
United Arrows Ltd.	45,500	614,437
United Urban Investment Corp.	2,853	3,246,433
Universal Entertainment Corp.(a)	39,100	743,294
Ushio Inc.	172,000	2,305,582
USS Co. Ltd.	217,000	3,569,251
UT Group Co. Ltd.	51,200	1,042,933
Valor Holdings Co. Ltd.	53,200	766,665
Vector Inc.	110,900	1,095,006
Vision Inc./Tokyo Japan(a)	129,500	1,448,443
Visional Inc.(a)(b)	20,700	1,499,891
Wacom Co. Ltd.	348,300	1,720,113
Welcia Holdings Co. Ltd.	87,200	1,948,978
West Holdings Corp.	48,800	1,463,295
West Japan Railway Co.	219,500	9,192,330
W-Scope Corp.(a)(b)	92,000	1,031,599
Yakult Honsha Co. Ltd.	127,700	9,116,235
Yamada Holdings Co. Ltd.	744,400	2,702,892
Yamaguchi Financial Group Inc.	269,800	1,866,032
Yamaha Corp.	136,800	5,319,341
Yamaha Motor Co. Ltd.	316,700	7,800,537
Yamato Holdings Co. Ltd.	273,300	4,781,913
Yamato Kogyo Co. Ltd.	59,100	2,239,987
Yamazaki Baking Co. Ltd.	161,500	1,889,504
Yaoko Co. Ltd.	38,400	2,004,641
Yaskawa Electric Corp.	242,100	9,463,468
Yokogawa Electric Corp.	213,300	3,745,458
Yokohama Rubber Co. Ltd. (The)	125,500	2,061,819
Yoshinoya Holdings Co. Ltd.(b)	98,800	1,811,757
Z Holdings Corp.	2,962,800	8,620,914
Zenkoku Hosho Co. Ltd.	45,500	1,772,123
Zenrin Co. Ltd.	35,700	221,933
Zensho Holdings Co. Ltd.	77,900	1,988,412
Zeon Corp.	154,900	1,523,676
Zojirushi Corp.	105,100	1,343,835
ZOZO Inc.	134,700	3,491,856

		4,618,886,734

Kuwait — 0.3%
Agility Public Warehousing Co. KSC	1,795,291	3,498,191
Boubyan Bank KSCP	2,123,618	5,460,464
Boubyan Petrochemicals Co. KSCP	713,747	1,870,964
Gulf Bank KSCP	2,130,914	2,189,372
Humansoft Holding Co. KSC	124,369	1,384,209
Kuwait Finance House KSCP	8,461,673	23,267,314
Mabanee Co. KPSC	899,705	2,528,732

S C H E D U L E O F I N V E S T M E N T S	111

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Kuwait (continued)
Mobile Telecommunications Co. KSCP	2,727,554	$4,961,584
National Bank of Kuwait SAKP	8,305,705	29,898,660
National Industries Group Holding SAK	2,114,745	1,483,869

		76,543,359

Malaysia — 0.5%
Alliance Bank Malaysia Bhd	1,732,200	1,459,905
AMMB Holdings Bhd	2,221,700	2,129,387
Axiata Group Bhd	3,242,800	2,310,300
British American Tobacco Malaysia Bhd	139,800	415,365
Bursa Malaysia Bhd	1,143,500	1,798,719
Carlsberg Brewery Malaysia Bhd	202,700	1,120,090
CIMB Group Holdings Bhd(b)	6,895,800	9,313,830
Dagang NeXchange Bhd(b)	5,506,300	852,522
Dialog Group Bhd	4,996,278	3,055,374
DiGi.Com Bhd	3,723,300	3,682,341
Fraser & Neave Holdings Bhd	157,300	916,472
Gamuda Bhd(b)	2,621,200	2,413,319
Genting Bhd	2,241,300	2,608,533
Genting Malaysia Bhd	3,401,000	2,270,682
Genting Plantations Bhd	692,000	984,690
HAP Seng Consolidated Bhd	602,600	1,046,471
Hartalega Holdings Bhd(b)	2,066,800	782,833
Hibiscus Petroleum Bhd	3,328,700	899,252
Hong Leong Bank Bhd(b)	614,000	2,957,876
Hong Leong Financial Group Bhd	245,700	1,066,179
IHH Healthcare Bhd	2,778,900	3,863,591
IJM Corp. Bhd	3,810,600	1,395,867
Inari Amertron Bhd	3,809,500	2,334,816
IOI Corp. Bhd	2,277,400	2,043,550
Kossan Rubber Industries Bhd(b)	1,709,500	421,891
KPJ Healthcare Bhd	7,318,100	1,768,952
Kuala Lumpur Kepong Bhd	450,900	2,268,352
Malayan Banking Bhd	5,233,800	10,734,461
Malaysia Airports Holdings Bhd(a)	1,215,100	2,014,236
Malaysian Resources Corp. Bhd	3,254,500	252,866
Maxis Bhd(b)	2,623,200	2,440,197
MISC Bhd	1,245,700	2,139,579
MR DIY Group M Bhd(c)	3,444,950	1,538,769
My EG Services Bhd	15,638,200	3,350,866
Nestle Malaysia Bhd	42,700	1,353,347
Pentamaster Corp. Bhd	2,085,200	2,383,276
Petronas Chemicals Group Bhd(b)	2,826,900	5,547,619
Petronas Dagangan Bhd	322,800	1,649,661
Petronas Gas Bhd	667,200	2,630,793
PPB Group Bhd	934,980	3,857,621
Press Metal Aluminium Holdings Bhd	4,252,800	5,187,405
Public Bank Bhd(b)	16,866,400	16,789,113
QL Resources Bhd	2,109,000	2,902,146
RHB Bank Bhd	1,608,598	2,171,562
Sime Darby Bhd	3,365,500	1,827,681
Sime Darby Plantation Bhd	2,803,200	2,850,096
Sime Darby Property Bhd	6,386,400	735,747
SP Setia Bhd Group(b)	1,146,300	187,654
Sunway REIT(b)	4,057,800	1,495,491
Supermax Corp. Bhd(b)	2,489,177	474,285
Telekom Malaysia Bhd	1,530,200	1,877,141
Tenaga Nasional Bhd	2,559,400	5,655,772
Top Glove Corp. Bhd(b)	6,347,800	1,240,548
UMW Holdings Bhd	363,200	315,490
VS Industry Bhd(b)	5,546,700	1,266,879

Security	Shares	Value

Malaysia (continued)
Yinson Holdings Bhd	3,365,840	$2,124,760

		143,176,220

Mexico — 0.7%
Alsea SAB de CV(a)	659,000	1,570,289
America Movil SAB de CV, Series L, NVS	31,541,000	32,963,909
Arca Continental SAB de CV	369,900	3,267,527
Banco del Bajio SA(c)	474,100	1,909,190
Bolsa Mexicana de Valores SAB de CV	661,900	1,435,543
Cemex SAB de CV, NVS(a)	18,896,712	10,075,303
Coca-Cola Femsa SAB de CV	504,200	3,835,888
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	1,007,500	1,124,646
Corp Inmobiliaria Vesta SAB de CV	1,069,100	2,920,501
FIBRA Macquarie Mexico(c)	1,162,400	1,964,854
Fibra Uno Administracion SA de CV	3,982,200	5,392,640
Fomento Economico Mexicano SAB de CV	2,155,100	18,876,939
GCC SAB de CV	190,000	1,524,298
Genomma Lab Internacional SAB de CV, Class B	786,600	738,541
Gentera SAB de CV	1,327,200	1,621,072
Gruma SAB de CV, Class B	205,415	2,987,765
Grupo Aeroportuario del Centro Norte SAB de CV	223,312	2,036,319
Grupo Aeroportuario del Pacifico SAB de CV, Class B	366,700	6,330,714
Grupo Aeroportuario del Sureste SAB de CV, Class B	253,275	6,879,132
Grupo Bimbo SAB de CV, Series A	1,760,700	8,791,111
Grupo Carso SAB de CV, Series A1	562,700	2,848,388
Grupo Comercial Chedraui SA de CV	357,600	1,759,087
Grupo Financiero Banorte SAB de CV, Class O	2,906,300	24,106,370
Grupo Financiero Inbursa SAB de CV, Class O(a)	2,559,200	5,504,240
Grupo Herdez SAB de CV	541,200	1,309,422
Grupo Mexico SAB de CV, Series B	3,630,300	16,144,092
Grupo Televisa SAB, CPO	2,675,700	3,272,423
Industrias Penoles SAB de CV(a)	184,875	2,634,718
Kimberly-Clark de Mexico SAB de CV, Class A	1,730,000	3,301,888
Nemak SAB de CV(a)(c)	1,582,577	509,302
Operadora De Sites Mexicanos SAB de CV	2,205,855	2,377,996
Orbia Advance Corp. SAB de CV	1,162,578	2,328,799
Promotora y Operadora de Infraestructura SAB de CV	304,480	2,950,451
Regional SAB de CV	252,100	2,175,125
Sitios Latinoamerica SAB de CV(a)(b)	1,627,765	752,919
Wal-Mart de Mexico SAB de CV	6,071,100	23,780,799

		212,002,200

Netherlands — 2.7%
Aalberts NV	121,837	5,760,765
ABN AMRO Bank NV, CVA(c)	422,909	7,019,252
Adyen NV(a)(c)	24,521	37,073,472
Aegon NV	2,050,846	11,312,038
AerCap Holdings NV(a)	154,099	9,740,598
Akzo Nobel NV	203,362	15,147,411
Alfen Beheer BV(a)(c)	32,702	3,034,036
Allfunds Group PLC	206,113	1,639,620
AMG Advanced Metallurgical Group NV	48,494	1,894,303
Arcadis NV	93,907	4,077,488
ASM International NV	54,053	18,281,046
ASML Holding NV	452,818	299,605,961
ASR Nederland NV	157,917	7,474,447
Basic-Fit NV(a)(b)(c)	61,261	2,012,993

112	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
BE Semiconductor Industries NV	84,502	$6,044,120
Brunel International NV	38,650	441,193
Corbion NV	78,492	3,020,454
Davide Campari-Milano NV	733,572	7,869,085
Eurocommercial Properties NV	78,480	1,965,217
EXOR NV, NVS(a)	115,808	9,205,418
Flow Traders Ltd., NVS	36,979	951,173
Fugro NV(a)	150,570	2,004,964
Heineken Holding NV	121,330	10,017,719
Heineken NV	280,382	28,021,068
IMCD NV	67,180	10,650,167
ING Groep NV(a)	4,176,478	60,476,490
InPost SA(a)	283,014	2,733,103
Iveco Group NV(a)	279,780	2,291,560
JDE Peet’s NV	81,387	2,439,407
Just Eat Takeaway.com NV(a)(c)	126,989	3,257,721
Just Eat Takeaway.com NV(a)(c)	78,191	1,999,629
Koninklijke Ahold Delhaize NV	1,144,382	34,156,327
Koninklijke BAM Groep NV(a)	483,312	1,231,773
Koninklijke DSM NV	194,834	25,056,040
Koninklijke KPN NV	3,514,771	12,016,451
Koninklijke Philips NV	958,414	16,547,450
Koninklijke Vopak NV	53,279	1,605,326
MFE-MediaForEurope NV, Class A	437,761	191,847
MFE-MediaForEurope NV, Class B	437,776	296,417
NEPI Rockcastle NV	490,581	3,048,129
NN Group NV	304,017	13,208,954
NSI NV	72,368	1,888,198
OCI NV	127,857	4,352,310
Pharming Group NV(a)(b)	1,278,527	1,773,270
PostNL NV	635,133	1,329,845
Prosus NV	927,399	74,883,044
QIAGEN NV(a)	262,294	12,795,513
Randstad NV	123,918	7,942,938
SBM Offshore NV	118,719	1,866,387
Shop Apotheke Europe NV(a)(c)	18,934	1,365,209
Signify NV(b)(c)	156,548	5,667,884
Technip Energies NV	94,859	1,839,059
TKH Group NV	48,872	2,218,066
TomTom NV(a)(b)	142,226	1,010,828
Universal Music Group NV	816,210	20,864,258
Van Lanschot Kempen NV	53,354	1,535,203
Vastned Retail NV	49,452	1,139,749
Wereldhave NV	62,847	944,080
Wolters Kluwer NV	295,746	32,243,122

		860,479,595

New Zealand — 0.2%
a2 Milk Co. Ltd. (The)(a)	717,010	3,438,798
Air New Zealand Ltd.(a)	1,527,677	768,045
Auckland International Airport Ltd.(a)	1,300,209	7,155,747
Chorus Ltd.	630,846	3,413,912
Contact Energy Ltd.	895,529	4,503,754
EBOS Group Ltd.	117,605	3,278,455
Fisher & Paykel Healthcare Corp. Ltd.	691,417	11,346,974
Fletcher Building Ltd.	972,711	3,203,087
Goodman Property Trust	1,444,256	1,924,743
Infratil Ltd.	1,037,822	5,974,781
Kiwi Property Group Ltd.	1,635,110	1,010,467
Mercury NZ Ltd.	931,080	3,617,197
Meridian Energy Ltd.	1,663,653	5,749,926

Security	Shares	Value

New Zealand (continued)
Precinct Properties New Zealand Ltd.	1,878,382	$1,526,591
Pushpay Holdings Ltd.(a)	1,434,215	1,202,812
Ryman Healthcare Ltd.	570,038	2,545,879
SKYCITY Entertainment Group Ltd.(a)	940,352	1,529,943
Spark New Zealand Ltd.	2,272,946	7,663,771
Summerset Group Holdings Ltd.	275,681	1,745,871

		71,600,753

Norway — 0.6%
Adevinta ASA(a)	314,280	2,694,270
Aker ASA, Class A	35,320	2,553,886
Aker BP ASA	351,226	10,698,953
Atea ASA	165,618	1,868,131
Austevoll Seafood ASA	162,820	1,613,000
Bakkafrost P/F	56,059	3,478,543
Borregaard ASA	181,039	2,791,117
BW Energy Ltd.(a)	31,291	87,914
BW LPG Ltd.(c)	201,341	1,666,352
BW Offshore Ltd.	250,263	669,651
Crayon Group Holding ASA(a)(b)(c)	101,530	1,022,602
DNB Bank ASA	976,962	18,268,766
DNO ASA	1,497,610	1,847,611
Elkem ASA(c)	385,640	1,366,011
Entra ASA(c)	126,104	1,491,567
Equinor ASA	1,065,474	32,472,070
Europris ASA(c)	205,636	1,324,830
Flex LNG Ltd.(b)	85,951	2,656,046
Frontline PLC, NVS(b)	157,798	2,174,355
Gjensidige Forsikring ASA	161,459	2,901,975
Golden Ocean Group Ltd.	167,913	1,606,371
Grieg Seafood ASA	148,217	1,327,698
Hafnia Ltd.	219,497	1,154,209
Kahoot! ASA(a)(b)	419,853	742,191
Kongsberg Gruppen ASA	139,383	5,549,074
Leroy Seafood Group ASA	308,664	1,817,697
Mowi ASA	452,837	8,373,709
MPC Container Ships AS	449,260	715,110
NEL ASA(a)(b)	1,717,390	2,943,324
Nordic Semiconductor ASA(a)	183,405	2,924,586
Norsk Hydro ASA	1,449,440	11,751,839
Orkla ASA	780,993	5,830,672
Protector Forsikring ASA	105,446	1,519,223
Salmar ASA	74,839	3,479,988
Scatec ASA(c)	139,598	1,138,586
Schibsted ASA, Class A	74,703	1,631,428
Schibsted ASA, Class B	110,990	2,320,235
SpareBank 1 SMN	357,244	4,555,848
SpareBank 1 SR-Bank ASA	252,922	2,932,451
Storebrand ASA	497,984	4,335,231
Subsea 7 SA	275,095	3,428,255
Telenor ASA	682,327	7,143,015
TGS ASA	154,592	2,559,596
TOMRA Systems ASA	290,535	5,128,912
Veidekke ASA	186,448	1,925,165
Wallenius Wilhelmsen ASA	164,091	1,557,236
Yara International ASA	191,927	8,527,563

		190,566,862

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	227,137	1,837,538
Credicorp Ltd.	75,460	10,134,278

S C H E D U L E O F I N V E S T M E N T S	113

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Peru (continued)
Southern Copper Corp.	92,354	$6,945,945

		18,917,761

Philippines — 0.2%
Aboitiz Equity Ventures Inc.	2,689,900	2,808,245
ACEN Corp.	15,042,585	1,935,139
Alliance Global Group Inc.	3,269,600	750,234
Ayala Corp.	345,655	4,495,188
Ayala Land Inc.	9,361,030	5,048,983
Bank of the Philippine Islands	1,241,965	2,391,410
BDO Unibank Inc.	3,262,572	7,358,521
Bloomberry Resorts Corp.(a)	7,240,600	1,224,932
Converge Information and Communications Technology Solutions Inc.(a)	3,145,100	1,010,375
Globe Telecom Inc.	38,564	1,430,037
GT Capital Holdings Inc.	109,988	1,028,853
International Container Terminal Services Inc.	1,415,580	5,381,383
JG Summit Holdings Inc.	3,947,417	3,882,682
Jollibee Foods Corp.	630,180	2,749,594
Manila Electric Co.	254,320	1,308,399
Manila Water Co. Inc.	2,623,900	947,099
Megaworld Corp.	8,590,500	333,919
Metro Pacific Investments Corp.	21,183,300	1,568,285
Metropolitan Bank & Trust Co.	2,196,387	2,307,618
PLDT Inc.	105,635	2,617,956
SM Investments Corp.	327,465	5,537,498
SM Prime Holdings Inc.	13,021,100	8,822,819
Universal Robina Corp.	1,135,330	2,868,058

		67,807,227

Poland — 0.2%
Alior Bank SA(a)	144,239	1,310,595
Allegro.eu SA (a)(c)	396,818	2,762,070
Asseco Poland SA	120,223	2,115,774
Bank Millennium SA(a)	933,804	1,111,566
Bank Polska Kasa Opieki SA	204,567	4,371,444
CCC SA(a)	54,570	556,364
CD Projekt SA(b)	80,268	2,590,152
Cyfrowy Polsat SA	365,447	1,551,761
Dino Polska SA(a)(c)	63,971	5,795,432
Enea SA(a)	278,887	435,177
Eurocash SA(a)	80,374	276,843
Grupa Azoty SA(a)	60,904	640,108
KGHM Polska Miedz SA	150,720	4,927,504
KRUK SA	21,119	1,716,004
LPP SA	1,102	2,581,315
mBank SA(a)	18,895	1,392,995
Orange Polska SA	737,431	1,190,496
PGE Polska Grupa Energetyczna SA(a)	1,054,872	1,826,606
Polski Koncern Naftowy ORLEN SA	682,766	10,254,886
Powszechna Kasa Oszczednosci Bank Polski SA	1,020,415	7,610,769
Powszechny Zaklad Ubezpieczen SA	691,436	5,877,192
Santander Bank Polska SA	37,733	2,508,571
Tauron Polska Energia SA(a)	1,087,977	593,674

		63,997,298

Portugal — 0.1%
Altri SGPS SA	197,664	998,008
Banco Comercial Portugues SA, Class R	11,998,860	2,556,343
CTT-Correios de Portugal SA	184,438	713,451
EDP - Energias de Portugal SA	2,945,124	14,632,134
Galp Energia SGPS SA	492,473	6,740,992

Security	Shares	Value

Portugal (continued)
Greenvolt Energias Renovaveis SA(a)(b)	153,471	$1,286,576
Jeronimo Martins SGPS SA	318,943	6,924,484
Navigator Co. SA (The)	433,700	1,518,419
NOS SGPS SA	639,090	2,740,606
REN - Redes Energeticas Nacionais SGPS SA	780,367	2,144,815
Sonae SGPS SA	2,205,539	2,248,053

		42,503,881

Qatar — 0.3%
Barwa Real Estate Co.	3,221,564	2,505,228
Commercial Bank PSQC (The)	3,188,636	5,240,728
Doha Bank QPSC	1,640,508	866,607
Industries Qatar QSC	2,029,394	7,817,065
Masraf Al Rayan QSC	6,485,868	4,855,038
Mesaieed Petrochemical Holding Co.	5,331,563	3,144,528
Ooredoo QPSC	1,074,370	2,624,573
Qatar Aluminum Manufacturing Co.	5,155,647	2,573,358
Qatar Electricity & Water Co. QSC	872,002	4,232,650
Qatar Fuel QSC	159,780	780,632
Qatar Gas Transport Co. Ltd.	2,882,214	2,999,113
Qatar Insurance Co. SAQ	2,523,826	1,260,011
Qatar International Islamic Bank QSC	880,451	2,486,547
Qatar Islamic Bank SAQ	1,735,514	9,319,563
Qatar National Bank QPSC	4,853,333	23,918,370
Qatar Navigation QSC	615,521	1,601,623
United Development Co. QSC	1,908,304	631,968
Vodafone Qatar QSC	3,813,543	1,790,182

		78,647,784

Russia — 0.0%
Aeroflot PJSC(a)(d)	2,248,580	320
Alrosa PJSC(a)(d)	2,008,230	286
Detsky Mir PJSC(c)(d)	1,459,210	208
Gazprom PJSC(d)	12,460,440	1,775
Inter RAO UES PJSC(d)	41,474,100	5,907
LUKOIL PJSC(d)	449,912	64
Magnit PJSC(d)	59,647	9
Magnit PJSC, GDR(d)	3	—
MMC Norilsk Nickel PJSC(d)	67,010	10
Mobile TeleSystems PJSC(d)	1,079,812	154
Moscow Exchange MICEX-RTS PJSC(a)(d)	1,165,970	166
Novatek PJSC(d)	970,220	138
Novolipetsk Steel PJSC(d)	1,277,300	182
Ozon Holdings PLC, GDR(a)(d)	48,614	7
PhosAgro PJSC(d)	54,047	8
PhosAgro PJSC, GDR(d)(e)	2	—
PhosAgro PJSC, New(d)	1,044	10
Polymetal International PLC(a)(d)	318,811	45
Polyus PJSC(a)(d)	29,956	4
Rosneft Oil Co. PJSC(d)	1,203,679	172
Rostelecom PJSC(d)	1,886,690	269
Sberbank of Russia PJSC(a)(d)	10,330,470	1,471
Severstal PAO(d)	165,788	24
Sistema PJSFC(a)(d)	5,373,780	765
Surgutneftegas PJSC(d)	7,375,600	1,051
Tatneft PJSC(d)	1,491,585	213
TCS Group Holding PLC, GDR(a)(d)(e)	134,948	19
Unipro PJSC(a)(d)	16,577,000	2,361
United Co. RUSAL International PJSC(a)(d)	2,395,510	341
VK Co. Ltd.(a)(d)	113,735	16
VTB Bank PJSC(a)(d)	3,435,870,000	489

114	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
X5 Retail Group NV, GDR(d)	128,602	$18
Yandex NV(a)(d)	338,783	48

		16,550

Saudi Arabia — 1.1%
Abdullah Al Othaim Markets Co.	74,089	2,084,225
ACWA Power Co.	80,722	3,277,078
Advanced Petrochemical Co.	194,177	2,448,893
Al Rajhi Bank(a)	2,217,876	48,685,139
Aldrees Petroleum and Transport Services Co.	120,566	2,564,474
Alinma Bank	1,239,790	10,922,590
Almarai Co. JSC	225,768	3,345,844
Alujain Corp.	97,199	1,034,323
AngloGold Ashanti Ltd.	453,430	9,533,399
Arab National Bank	605,685	4,477,827
Arabian Internet & Communications Services Co.	13,643	923,823
Arriyadh Development Co.	259,997	1,320,327
Bank AlBilad(a)	682,010	8,189,930
Bank Al-Jazira	548,829	2,848,953
Banque Saudi Fransi	683,201	7,470,706
Bupa Arabia for Cooperative Insurance Co.	68,146	2,843,051
City Cement Co.	211,363	1,185,252
Co. for Cooperative Insurance (The)(a)	110,015	2,470,869
Dallah Healthcare Co.	29,968	1,098,702
Dar Al Arkan Real Estate Development Co.(a)	821,080	2,747,965
Dr Sulaiman Al Habib Medical Services Group Co.	88,271	5,517,197
Elm Co.	51,323	4,892,896
Emaar Economic City(a)	603,700	1,321,305
Etihad Etisalat Co.	475,075	4,488,129
Jarir Marketing Co.	67,839	2,726,755
Leejam Sports Co. JSC	47,492	1,075,771
Mobile Telecommunications Co.(a)	707,861	1,980,935
Mouwasat Medical Services Co.	81,894	4,508,586
National Gas & Industrialization Co.	152,554	2,141,701
National Industrialization Co.(a)	547,543	1,811,632
Rabigh Refining & Petrochemical Co.(a)	669,808	2,004,825
Reinet Investments SCA	190,187	3,601,639
Riyad Bank	1,640,125	13,528,395
SABIC Agri-Nutrients Co.	243,181	8,916,268
Sahara International Petrochemical Co.	494,980	4,924,701
Saudi Airlines Catering Co.(a)	98,446	1,991,509
Saudi Arabian Mining Co.(a)	1,004,978	19,885,842
Saudi Arabian Oil Co.(c)	2,459,122	21,695,573
Saudi Basic Industries Corp.	1,008,459	25,025,530
Saudi British Bank (The)	915,881	8,874,303
Saudi Cement Co.	107,872	1,494,191
Saudi Chemical Co. Holding	161,345	1,161,286
Saudi Electricity Co.	1,048,138	6,458,600
Saudi Ground Services Co.(a)	173,035	1,028,469
Saudi Industrial Investment Group	367,396	2,441,149
Saudi Investment Bank (The)	350,734	1,684,973
Saudi Kayan Petrochemical Co.(a)	939,691	3,349,857
Saudi National Bank (The)	2,482,932	31,432,863
Saudi Public Transport Co.(a)	235,758	1,077,425
Saudi Research & Media Group(a)	47,751	2,394,090
Saudi Tadawul Group Holding Co.	48,042	2,081,517
Saudi Telecom Co.	1,666,920	16,451,153
Saudia Dairy & Foodstuff Co.	32,526	2,041,875
Savola Group (The)	249,817	2,004,515
Southern Province Cement Co.	93,247	1,254,080
United Electronics Co.	83,282	1,688,655

Security	Shares	Value

Saudi Arabia (continued)
United International Transportation Co.	127,337	$1,704,460
Yamama Cement Co.(a)	204,097	1,562,964
Yanbu Cement Co.	159,027	1,573,732
Yanbu National Petrochemical Co.	276,903	3,281,299

		346,554,015

Singapore — 1.0%
AEM Holdings Ltd.(b)	901,500	2,393,067
CapitaLand Ascendas REIT	3,409,648	7,503,374
CapitaLand Ascott Trust	3,109,572	2,636,092
CapitaLand China Trust(b)	2,713,641	2,587,611
CapitaLand Integrated Commercial Trust	5,983,428	9,789,686
Capitaland Investment Ltd/Singapore	2,774,700	8,406,260
CDL Hospitality Trusts(b)	2,322,181	2,396,218
City Developments Ltd.	733,700	4,656,667
ComfortDelGro Corp. Ltd.	2,167,500	1,985,755
DBS Group Holdings Ltd.	1,990,500	54,492,468
ESR-LOGOS REIT(b)	15,349,547	4,455,995
First Resources Ltd.	1,117,500	1,309,695
Frasers Centrepoint Trust	2,176,262	3,689,612
Frasers Hospitality Trust	1,831,900	697,176
Frasers Logistics & Commercial Trust(b)	2,984,913	2,872,962
Genting Singapore Ltd.	5,716,200	4,329,214
Golden Agri-Resources Ltd.	9,195,300	1,751,698
Grab Holdings Ltd., Class A(a)	1,431,201	5,424,252
Hutchison Port Holdings Trust, Class U(b)	7,934,500	1,632,539
Jardine Cycle & Carriage Ltd.	82,600	1,831,211
Kenon Holdings Ltd./Singapore	54,005	1,682,994
Keppel Corp. Ltd.	1,587,300	9,164,527
Keppel DC REIT(b)	1,703,863	2,655,752
Keppel Infrastructure Trust(b)	10,952,035	4,802,081
Keppel REIT	2,855,560	2,104,601
Manulife US Real Estate Investment Trust	2,431,218	804,300
Mapletree Industrial Trust	2,087,260	3,793,286
Mapletree Logistics Trust	3,869,756	5,002,789
Mapletree Pan Asia Commercial Trust	2,297,993	3,197,479
NetLink NBN Trust	5,692,600	3,796,476
OUE Commercial Real Estate Investment Trust	6,286,080	1,678,089
Oversea-Chinese Banking Corp. Ltd.	3,640,150	35,965,948
Parkway Life REIT	1,233,900	3,819,013
Raffles Medical Group Ltd.	1,560,000	1,725,521
SATS Ltd.(a)(b)	1,013,000	2,337,705
Sea Ltd., ADR(a)(b)	410,487	26,455,887
Sembcorp Industries Ltd.	1,188,300	3,276,944
Sembcorp Marine Ltd.(a)	20,495,323	2,225,048
Sheng Siong Group Ltd.	2,062,900	2,578,068
SIA Engineering Co. Ltd.(a)(b)	542,100	1,031,160
Singapore Airlines Ltd.	1,484,100	6,710,900
Singapore Exchange Ltd.	432,300	3,044,912
Singapore Post Ltd.(b)	2,552,400	1,090,387
Singapore Technologies Engineering Ltd.	1,810,900	5,091,420
Singapore Telecommunications Ltd.	8,908,600	17,061,407
Starhill Global REIT(b)	4,287,700	1,865,123
StarHub Ltd.	836,100	727,215
Suntec REIT(b)	1,742,700	1,863,194
United Overseas Bank Ltd.(b)	1,278,000	29,049,743
UOL Group Ltd.	300,600	1,603,871
Venture Corp. Ltd.	229,700	3,243,675
Wilmar International Ltd.	1,937,800	6,024,660
Yangzijiang Financial Holding Ltd.(a)(b)	2,224,700	630,311
Yangzijiang Shipbuilding Holdings Ltd.	2,372,700	2,339,129

S C H E D U L E O F I N V E S T M E N T S	115

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Yanlord Land Group Ltd.	925,900	$784,158

		324,069,325

South Africa — 1.0%
Absa Group Ltd.	883,311	10,151,281
Adcock Ingram Holdings Ltd.	117,088	343,122
AECI Ltd.	230,295	1,157,960
African Rainbow Minerals Ltd.	210,508	3,432,853
Anglo American Platinum Ltd.	63,001	4,685,452
Aspen Pharmacare Holdings Ltd.	437,140	3,813,924
AVI Ltd.	454,895	1,941,639
Barloworld Ltd.	295,266	1,527,917
Bid Corp. Ltd.	417,203	8,595,820
Bidvest Group Ltd. (The)	301,695	3,893,946
Capitec Bank Holdings Ltd.	96,677	9,985,405
Clicks Group Ltd.	301,450	4,597,632
Coronation Fund Managers Ltd.	234,318	471,060
Dis-Chem Pharmacies Ltd.(c)	405,545	695,719
Discovery Ltd.(a)	594,548	4,729,117
Distell Group Holdings Ltd.(a)	205,231	2,058,207
Exxaro Resources Ltd.	301,940	3,789,301
FirstRand Ltd.	5,602,951	20,818,314
Foschini Group Ltd. (The)	401,698	2,510,986
Gold Fields Ltd.	1,001,973	11,420,384
Grindrod Ltd.	156,861	94,026
Growthpoint Properties Ltd.	3,225,624	2,599,037
Harmony Gold Mining Co. Ltd.	651,550	2,320,414
Impala Platinum Holdings Ltd.	944,908	10,956,990
Investec Ltd.	422,470	2,686,084
JSE Ltd.	183,206	1,218,741
Kumba Iron Ore Ltd.	78,979	2,418,340
Life Healthcare Group Holdings Ltd.	1,726,720	1,695,412
Momentum Metropolitan Holdings	1,592,204	1,736,798
Motus Holdings Ltd.	285,411	2,021,497
Mr. Price Group Ltd.	285,566	2,702,373
MTN Group Ltd.	1,940,410	16,424,826
MultiChoice Group	424,261	2,921,061
Naspers Ltd., Class N	242,350	46,855,670
Nedbank Group Ltd.	474,298	6,137,798
Netcare Ltd.	1,573,285	1,296,380
Ninety One Ltd.	254,780	629,336
Northam Platinum Holdings Ltd.(a)	425,971	4,178,188
Oceana Group Ltd.	81,738	323,194
Old Mutual Ltd.	4,255,132	2,900,632
OUTsurance Group Ltd., NVS	1,152,584	2,383,332
Pick n Pay Stores Ltd.	745,242	2,389,914
PSG Konsult Ltd.	837,952	614,980
Redefine Properties Ltd.	7,398,912	1,712,613
Remgro Ltd.	526,479	4,236,038
Resilient REIT Ltd.	496,250	1,507,859
Reunert Ltd.	334,233	1,099,511
Sanlam Ltd.	2,124,017	6,872,538
Sappi Ltd.	775,583	2,293,319
Sasol Ltd.	634,674	11,530,008
Shoprite Holdings Ltd.	593,371	8,214,130
Sibanye Stillwater Ltd.	3,036,327	8,025,774
SPAR Group Ltd. (The)	228,779	1,807,223
Standard Bank Group Ltd.	1,453,043	14,498,041
Steinhoff International Holdings NV(a)(b)	4,623,361	134,204
Super Group Ltd./South Africa	671,872	1,066,541
Telkom SA SOC Ltd.(a)(b)	561,522	1,122,076

Security	Shares	Value

South Africa (continued)
Thungela Resources Ltd.(b)	169,002	$2,261,197
Tiger Brands Ltd.	176,074	2,105,197
Truworths International Ltd.(b)	594,320	2,264,904
Vodacom Group Ltd.	708,173	4,976,935
Vukile Property Fund Ltd.	962,949	728,853
Wilson Bayly Holmes-Ovcon Ltd.(a)	62,512	353,552
Woolworths Holdings Ltd.	1,019,020	4,416,339

		299,351,914

South Korea — 3.2%
ABLBio Inc.(a)	64,526	1,032,548
Advanced Nano Products Co. Ltd.(b)	18,879	1,295,140
AfreecaTV Co. Ltd.	20,765	1,349,973
Ahnlab Inc.(b)	9,163	700,389
Alteogen Inc.(a)	56,673	1,707,630
Amorepacific Corp.	33,314	3,959,921
AMOREPACIFIC Group	36,835	1,233,153
Asiana Airlines Inc.(a)	45,538	568,995
BGF retail Co. Ltd.	10,242	1,552,381
BH Co. Ltd.(a)	46,296	777,688
BNK Financial Group Inc.	245,045	1,413,642
Bukwang Pharmaceutical Co. Ltd.(a)	72,368	548,557
Celltrion Healthcare Co. Ltd.	104,556	4,893,268
Celltrion Inc.	116,431	15,366,704
Celltrion Pharm Inc.(a)	22,634	1,181,591
Chabiotech Co. Ltd.(a)(b)	72,885	843,514
Cheil Worldwide Inc.	106,949	1,911,259
Chunbo Co. Ltd.	11,623	2,264,471
CJ CGV Co. Ltd.(a)	57,806	902,020
CJ CheilJedang Corp.	7,725	2,167,323
CJ Corp.	16,691	1,118,937
CJ ENM Co. Ltd.	11,860	1,037,500
CJ Logistics Corp.(a)	10,272	754,608
Com2uSCorp.	16,150	879,211
Cosmax Inc.	29,028	1,856,659
CosmoAM&T Co. Ltd.(a)	33,319	1,612,856
Coway Co. Ltd.	61,767	2,801,031
CS Wind Corp.	31,035	1,624,200
Daejoo Electronic Materials Co. Ltd.(b)	21,037	1,477,818
Daesang Corp.	32,498	562,204
Daewoo Engineering & Construction Co. Ltd.(a)	241,803	945,647
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(b)	54,667	1,032,443
Daewoong Pharmaceutical Co. Ltd.	8,311	1,031,176
Dawonsys Co. Ltd.	51,695	639,013
DB HiTek Co. Ltd.	50,792	1,884,120
DB Insurance Co. Ltd.	53,673	2,860,304
Dentium Co. Ltd.	14,232	1,367,806
DGB Financial Group Inc.	236,368	1,531,274
DL E&C Co. Ltd.(b)	37,656	1,169,986
DL Holdings Co. Ltd.	12,539	623,841
Dong-A Socio Holdings Co. Ltd.	11,625	960,284
Dong-A ST Co. Ltd.	19,580	1,030,031
Dongjin Semichem Co. Ltd.(a)(b)	69,656	1,909,943
Dongkuk Steel Mill Co. Ltd.	73,969	825,116
Dongwon Industries Co. Ltd.	11,090	415,537
Doosan Bobcat Inc.	51,535	1,462,471
Doosan Enerbility Co. Ltd.(a)(b)	449,299	6,144,033
Doosan Fuel Cell Co. Ltd.(a)	66,821	1,820,070
DoubleUGames Co. Ltd.	16,238	651,341
Douzone Bizon Co. Ltd.	28,706	820,475

116	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Ecopro BM Co. Ltd.(b)	57,354	$4,682,753
Ecopro Co. Ltd.(b)	26,984	2,716,118
Ecopro HN Co. Ltd.	26,616	1,096,486
E-MART Inc.(a)	20,682	1,757,691
Eo Technics Co. Ltd.	18,249	1,117,735
F&F Co. Ltd./New	19,363	2,402,048
Fila Holdings Corp.	63,336	2,000,465
Foosung Co. Ltd.	110,780	1,152,368
GC Cell Corp.(a)(b)	20,106	760,833
GemVax & Kael Co. Ltd.(a)(b)	80,273	962,362
Geneone Life Science Inc.(a)	107,780	749,275
Genexine Inc.(a)(b)	62,421	753,590
Grand Korea Leisure Co. Ltd.(a)	73,764	1,227,110
Green Cross Corp.	8,944	940,490
Green Cross Holdings Corp.(b)	35,686	491,936
GS Engineering & Construction Corp.	72,036	1,373,795
GS Holdings Corp.(a)	60,141	2,161,036
GS Retail Co. Ltd.	38,187	897,469
Hana Financial Group Inc.	355,190	14,110,709
Hana Tour Service Inc.(a)(b)	35,995	1,890,851
Hanall Biopharma Co. Ltd.(a)(b)	60,443	811,122
Handsome Co. Ltd.	33,660	750,172
Hankook Tire & Technology Co. Ltd.	95,912	2,531,098
Hanmi Pharm Co. Ltd.	8,967	1,873,371
Hanon Systems	253,381	1,890,271
Hansol Chemical Co. Ltd.	12,435	2,144,110
Hanssem Co. Ltd.	12,601	532,468
Hanwha Aerospace Co. Ltd.(b)	45,027	2,953,234
Hanwha Corp.	64,296	1,484,113
Hanwha Life Insurance Co. Ltd.(a)(b)	584,177	1,304,847
Hanwha Solutions Corp.(a)	129,405	4,795,652
HD Hyundai Co. Ltd.	53,018	2,635,488
HDC Hyundai Development Co-Engineering & Construction, Class E	63,396	572,089
Helixmith Co. Ltd.(a)	59,445	567,586
HL Mando Co. Ltd.	50,369	1,831,942
HLB Inc.(a)	129,643	3,225,812
HLB Life Science Co. Ltd.(a)	112,815	1,026,980
HMM Co. Ltd.	313,674	5,578,247
Hotel Shilla Co. Ltd.	37,972	2,453,871
Hugel Inc.(a)	14,018	1,618,879
HYBE Co. Ltd.(a)	21,301	3,351,343
Hyosung Advanced Materials Corp.	4,159	1,302,235
Hyosung Corp.(b)	11,840	679,909
Hyosung TNC Corp.	2,777	939,350
Hyundai Autoever Corp.	11,417	1,046,130
Hyundai Bioscience Co. Ltd.(a)(b)	66,443	1,298,255
Hyundai Department Store Co. Ltd.	20,394	1,023,190
Hyundai Doosan Infracore Co. Ltd.(a)	136,513	865,410
Hyundai Elevator Co. Ltd.	55,079	1,337,774
Hyundai Engineering & Construction Co. Ltd.	80,513	2,503,098
Hyundai Glovis Co. Ltd.	21,179	2,866,202
Hyundai Greenfood Co. Ltd.	163,296	972,866
Hyundai Heavy Industries Co. Ltd.(a)	18,998	1,724,503
Hyundai Home Shopping Network Corp.	15,833	721,060
Hyundai Marine & Fire Insurance Co. Ltd.	83,689	2,106,995
Hyundai Mipo Dockyard Co. Ltd.(a)	33,412	2,194,181
Hyundai Mobis Co. Ltd.	71,986	12,036,568
Hyundai Motor Co.	159,720	21,773,250
Hyundai Rotem Co. Ltd.(a)	96,421	2,171,728

Security	Shares	Value

South Korea (continued)
Hyundai Steel Co.	96,266	$2,689,014
Hyundai Wia Corp.(b)	17,876	781,556
Il Dong Pharmaceutical Co. Ltd.(a)	27,477	583,197
Iljin Materials Co. Ltd.	31,772	1,633,724
Industrial Bank of Korea(a)	155,764	1,300,038
JB Financial Group Co. Ltd.(b)	386,549	3,193,757
JW Pharmaceutical Corp.	49,841	813,904
JYP Entertainment Corp.	54,027	3,202,874
Kakao Corp.(a)	364,418	18,343,812
Kakao Games Corp.(a)(b)	51,410	1,954,493
KakaoBank Corp.(a)	152,899	3,392,467
Kangwon Land Inc.(a)	105,160	2,015,064
KB Financial Group Inc.	460,698	20,995,107
KCC Corp.	7,961	1,533,833
KEPCO Engineering & Construction Co. Inc.(b)	23,040	1,236,620
KEPCO Plant Service & Engineering Co. Ltd.	26,600	750,518
Kia Corp.	301,996	16,453,320
KIWOOM Securities Co. Ltd.	21,269	1,705,445
KMW Co. Ltd.(a)	40,276	888,961
Koh Young Technology Inc.	72,461	1,016,860
Kolmar Korea Co. Ltd.	47,237	1,714,009
Kolon Industries Inc.	19,341	720,329
Komipharm International Co. Ltd.(a)	82,840	461,909
Korea Aerospace Industries Ltd.	82,998	3,256,800
Korea Electric Power Corp.(a)	280,993	4,536,697
Korea Investment Holdings Co. Ltd.	46,408	2,368,186
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	42,498	2,760,146
Korea Zinc Co. Ltd.	8,802	3,876,705
Korean Air Lines Co. Ltd.(a)	186,950	3,699,032
Korean Reinsurance Co.	212,827	1,304,658
Krafton Inc.(a)	31,043	4,559,293
KT&G Corp.(a)	117,404	8,806,651
Kum Yang Co. Ltd.(a)	43,205	935,485
Kumho Petrochemical Co. Ltd.	22,087	2,656,516
Kumho Tire Co. Inc.(a)	147,549	380,533
L&F Co. Ltd.	27,395	4,624,787
LegoChem Biosciences Inc.(a)	36,948	1,113,355
LF Corp.	72,367	1,012,687
LG Chem Ltd.	55,668	31,419,185
LG Corp.	103,469	6,968,037
LG Display Co. Ltd.(a)	235,699	2,624,547
LG Electronics Inc.	125,372	10,272,925
LG Energy Solution(a)	39,056	16,612,474
LG H&H Co. Ltd.	9,499	5,758,850
LG Innotek Co. Ltd.	17,005	3,788,525
LG Uplus Corp.	195,032	1,763,721
LIG Nex1 Co. Ltd.	20,839	1,372,217
Lotte Chemical Corp.	21,155	3,054,296
Lotte Chilsung Beverage Co. Ltd.	4,748	617,651
Lotte Confectionery Co. Ltd.	4,050	395,071
Lotte Fine Chemical Co. Ltd.	39,421	1,841,403
Lotte Shopping Co. Ltd.	11,836	907,064
LS Corp.	27,110	1,558,312
LS Electric Co. Ltd.	20,673	899,356
LX Holdings Corp.(a)	83,563	600,022
LX International Corp.	37,294	1,067,598
LX Semicon Co. Ltd.	15,115	993,900
Meritz Fire & Marine Insurance Co. Ltd.	72,206	3,030,780
Meritz Securities Co. Ltd.	329,633	1,720,757

S C H E D U L E O F I N V E S T M E N T S	117

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Mirae Asset Securities Co. Ltd.	306,184	$1,699,741
Naturecell Co. Ltd.(a)(b)	78,308	869,114
NAVER Corp.	144,204	23,955,979
NCSoft Corp.	18,441	6,825,591
NEPES Corp.(a)	58,292	827,274
Netmarble Corp.(c)	26,795	1,334,627
Nexen Tire Corp.	48,963	267,112
Nexon Games Co. Ltd.(a)(b)	56,420	707,469
NH Investment & Securities Co. Ltd.	219,618	1,645,551
NHN Corp.(a)(b)	34,976	832,064
NHN KCP Corp.(b)	65,630	768,582
NongShim Co. Ltd.	5,458	1,521,819
OCI Co. Ltd.(a)(b)	26,376	1,937,064
Orion Corp./Republic of Korea	28,039	2,838,135
Oscotec Inc.(a)(b)	49,000	766,861
Pan Ocean Co. Ltd.	354,924	1,748,362
Paradise Co. Ltd.(a)	57,062	838,519
Pearl Abyss Corp.(a)	40,701	1,508,549
Pharmicell Co. Ltd.(a)	83,822	713,879
PI Advanced Materials Co. Ltd.	26,582	739,993
Poongsan Corp.	24,389	717,326
POSCO Chemical Co. Ltd.	34,304	6,287,902
POSCO Holdings Inc.	81,775	20,094,300
Posco International Corp.	57,455	1,100,122
RFHIC Corp.(b)	52,007	1,026,778
S-1 Corp.	21,013	983,171
Sam Chun Dang Pharm Co. Ltd.(a)	29,563	1,162,502
Samsung Biologics Co. Ltd.(a)(c)	20,767	13,408,841
Samsung C&T Corp.	100,162	9,673,791
Samsung Electro-Mechanics Co. Ltd.	66,497	7,766,382
Samsung Electronics Co. Ltd.	5,285,047	263,249,401
Samsung Engineering Co. Ltd.(a)	177,545	3,746,919
Samsung Fire & Marine Insurance Co. Ltd.	36,250	5,977,135
Samsung Heavy Industries Co. Ltd.(a)	681,981	3,222,901
Samsung Life Insurance Co. Ltd.	79,033	4,550,099
Samsung SDI Co. Ltd.	62,084	34,792,002
Samsung SDS Co. Ltd.	41,099	4,191,106
Samsung Securities Co. Ltd.	78,002	2,123,343
SD Biosensor Inc.	44,275	1,033,927
Seah Besteel Holdings Corp.	20,779	278,374
Seegene Inc.	47,938	1,069,970
Seojin System Co. Ltd.(b)	69,667	929,938
Seoul Semiconductor Co. Ltd.	77,959	679,654
SFA Engineering Corp.	38,771	1,181,028
Shin Poong Pharmaceutical Co. Ltd.(a)	45,923	780,941
Shinhan Financial Group Co. Ltd.	495,947	16,770,137
Shinsegae Inc.(a)	8,504	1,605,142
Shinsegae International Inc.(a)	18,754	374,220
SK Biopharmaceuticals Co. Ltd.(a)	37,745	2,227,798
SK Bioscience Co. Ltd.(a)(b)	26,015	1,596,514
SK Chemicals Co. Ltd.	17,861	1,220,480
SK Hynix Inc.	611,608	44,246,064
SK IE Technology Co. Ltd.(a)(c)	34,395	1,890,816
SK Inc.	43,948	7,108,977
SK Innovation Co. Ltd.(a)	59,623	7,924,793
SK Networks Co. Ltd.(b)	125,091	413,893
SK Square Co. Ltd.(a)	80,173	2,375,078
SKC Co. Ltd.	29,667	2,312,731
SM Entertainment Co. Ltd.	39,100	2,812,744
S-Oil Corp.	51,912	3,744,834

Security	Shares	Value

South Korea (continued)
Solus Advanced Materials Co. Ltd.	27,827	$897,697
Soulbrain Co. Ltd.(b)	9,318	1,779,221
Taihan Electric Wire Co. Ltd.(a)(b)	872,226	1,140,076
TKG Huchems Co. Ltd.(b)	39,610	634,592
Tongyang Life Insurance Co. Ltd.	107,258	417,048
Webzen Inc.(a)	34,492	522,294
Wemade Co. Ltd.(a)	29,222	936,218
Woori Financial Group Inc.	461,440	4,813,191
Wysiwyg Studious Co. Ltd.(a)(b)	56,425	879,566
YG Entertainment Inc.(a)(b)	18,444	783,725
Youngone Corp.	21,168	752,799
Youngone Holdings Co. Ltd.	23,270	1,159,355
Yuhan Corp.	69,359	2,952,293
Yungjin Pharmaceutical Co. Ltd.(a)(b)	212,536	623,423

		1,021,089,511

Spain — 1.6%
Acciona SA	33,038	6,445,715
Acerinox SA	175,147	1,896,832
ACS Actividades de Construccion y Servicios SA	205,340	6,076,774
Aena SME SA(a)(c)	77,284	11,611,841
Almirall SA	125,094	1,260,456
Amadeus IT Group SA(a)	504,538	31,787,888
Applus Services SA	238,698	1,831,949
Atresmedia Corp. de Medios de Comunicacion SA(b)	87,206	325,105
Banco Bilbao Vizcaya Argentaria SA	6,894,989	48,704,632
Banco de Sabadell SA	6,453,668	8,437,290
Banco Santander SA	18,718,716	65,420,776
Bankinter SA	780,974	5,634,732
Befesa SA(c)	49,807	2,856,987
CaixaBank SA	4,965,822	22,033,151
Cellnex Telecom SA(c)	619,571	24,279,739
Cia. de Distribucion Integral Logista Holdings SA	62,790	1,701,197
Cie. Automotive SA	106,698	3,169,418
Construcciones y Auxiliar de Ferrocarriles SA	42,483	1,368,234
Corp. ACCIONA Energias Renovables SA	30,746	1,257,330
Ebro Foods SA	82,303	1,413,884
EDP Renovaveis SA	335,186	7,290,658
Enagas SA	107,612	1,929,622
Ence Energia y Celulosa SA	277,571	914,690
Endesa SA	305,508	6,090,827
Faes Farma SA	727,941	2,728,545
Ferrovial SA	540,865	15,959,980
Fluidra SA	101,682	1,795,099
Gestamp Automocion SA(c)	202,590	894,502
Global Dominion Access SA(c)	306,988	1,316,358
Grifols SA(a)	291,372	3,857,197
Grupo Catalana Occidente SA	83,634	2,592,365
Iberdrola SA	6,611,821	77,568,332
Iberdrola SA, NVS	110,197	1,287,258
Indra Sistemas SA	205,051	2,503,739
Industria de Diseno Textil SA	1,215,333	37,943,678
Inmobiliaria Colonial Socimi SA	352,472	2,570,844
Lar Espana Real Estate Socimi SA	82,120	409,780
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	816,625	851,050
Mapfre SA	445,620	896,340
Mediaset Espana Comunicacion SA(a)	262,275	939,716
Melia Hotels International SA(a)	184,510	1,228,620
Merlin Properties Socimi SA	413,612	4,042,096

118	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Naturgy Energy Group SA	178,088	$5,050,969
Neinor Homes SA(c)	57,545	577,377
Pharma Mar SA	24,416	1,610,084
Prosegur Cia. de Seguridad SA	404,455	915,411
Red Electrica Corp. SA	286,554	5,071,689
Repsol SA	1,569,003	25,773,753
Sacyr SA	672,997	2,070,289
Solaria Energia y Medio Ambiente SA(a)	121,450	2,491,993
Talgo SA(b)(c)	227,294	922,897
Tecnicas Reunidas SA(a)(b)	67,097	806,063
Telefonica SA	5,558,965	21,118,623
Unicaja Banco SA(c)	1,789,443	2,199,495
Viscofan SA	46,331	2,986,060

		494,719,929

Sweden — 2.3%
AAK AB	183,675	3,170,189
AddLife AB	129,881	1,370,731
AddTech AB, Class B	299,601	4,784,427
AFRY AB	137,295	2,478,521
Alfa Laval AB	336,617	10,578,400
Alimak Group AB(b)(c)	35,736	280,896
Alleima AB, NVS(a)	273,516	1,367,752
Arjo AB, Class B	351,689	1,364,728
Assa Abloy AB, Class B	1,126,717	26,541,228
Atlas Copco AB, Class A	3,017,191	35,802,173
Atlas Copco AB, Class B	1,720,416	18,146,269
Attendo AB(a)(c)	121,070	304,355
Avanza Bank Holding AB	158,636	3,660,305
Axfood AB	114,584	2,951,195
Beijer Ref AB	282,499	4,358,096
Betsson AB	236,598	1,961,221
Bilia AB, Class A	112,868	1,304,120
Billerud AB	265,810	3,087,976
BioArctic AB(a)(b)(c)	35,387	1,055,371
BioGaia AB	171,345	1,506,085
Biotage AB	111,508	1,723,350
Boliden AB	303,097	13,602,077
Bravida Holding AB(c)	267,192	2,953,642
Bure Equity AB	60,437	1,522,300
Castellum AB(b)	336,353	4,615,122
Cellavision AB	23,284	549,491
Cint Group AB(a)	228,684	858,349
Clas Ohlson AB, Class B	67,662	451,163
Cloetta AB, Class B	539,566	1,123,790
Corem Property Group AB, Class B	949,626	869,374
Dios Fastigheter AB	134,762	1,026,927
Dometic Group AB(c)	372,531	2,347,714
Dustin Group AB(c)	139,260	469,361
Electrolux AB, Class B(b)	279,167	3,954,079
Electrolux Professional AB, Class B	425,614	1,983,193
Elekta AB, Class B	428,923	3,122,040
Embracer Group AB(a)(b)	780,695	3,638,919
Epiroc AB, Class A	748,637	14,566,047
Epiroc AB, Class B	471,529	7,861,556
EQT AB	347,431	7,839,699
Essity AB, Class B	677,329	17,694,635
Evolution AB(c)	206,073	23,160,762
Fabege AB	276,258	2,610,968
Fastighets AB Balder, Class B(a)	763,770	3,935,128
Fortnox AB	804,139	4,057,799

Security	Shares	Value

Sweden (continued)
Getinge AB, Class B	259,272	$5,840,770
Granges AB	131,232	1,097,672
H & M Hennes & Mauritz AB, Class B(b)	815,296	10,041,418
Hexagon AB, Class B	2,252,805	25,825,033
Hexatronic Group AB	247,660	3,048,312
Hexpol AB	341,716	3,691,508
Holmen AB, Class B	114,201	4,710,285
Hufvudstaden AB, Class A	148,269	2,232,953
Husqvarna AB, Class B	534,862	4,550,545
Industrivarden AB, Class A	152,641	4,043,511
Industrivarden AB, Class C	197,841	5,212,054
Indutrade AB	379,147	8,419,801
Instalco AB(b)	354,930	1,372,921
Intrum AB(b)	108,277	1,401,276
Investment AB Latour, Class B	154,238	3,254,254
Investor AB, Class A	561,494	11,206,627
Investor AB, Class B	2,061,844	40,065,698
INVISIO AB	78,106	1,367,746
JM AB	102,449	1,909,869
Kambi Group PLC, Class B(a)	35,475	637,944
Kindred Group PLC	274,501	2,766,208
Kinnevik AB, Class B(a)	270,040	4,174,047
L E Lundbergforetagen AB, Class B	70,542	3,266,605
Lifco AB, Class B	289,730	5,322,438
Lindab International AB	146,199	2,073,596
Loomis AB	84,805	2,521,881
MEKO AB	85,725	950,121
Millicom International Cellular SA, SDR(a)	196,352	3,364,166
MIPS AB	43,157	1,651,585
Modern Times Group MTG AB, Class B	130,090	1,151,710
Mycronic AB	107,156	2,290,531
NCC AB, Class B	143,189	1,416,549
Neobo Fastigheter AB(a)(b)	129,677	242,425
Nibe Industrier AB, Class B	1,729,870	18,689,975
Nobia AB	257,345	449,130
Nolato AB, Class B	340,422	2,055,869
Nordea Bank Abp	3,576,628	41,812,154
Nordnet AB publ	161,559	2,626,066
Nyfosa AB	309,134	2,695,615
Pandox AB(a)	109,399	1,506,196
Paradox Interactive AB(b)	52,148	926,845
Peab AB, Class B	216,354	1,350,145
Platzer Fastigheter Holding AB, Class B	92,863	814,637
PowerCell Sweden AB(a)	96,488	1,293,726
Ratos AB, Class B	372,316	1,501,552
Resurs Holding AB(c)	195,574	520,762
Saab AB, Class B	77,380	3,167,819
Sagax AB, Class B	204,471	5,086,216
Samhallsbyggnadsbolaget i Norden AB	1,296,776	2,369,070
Sandvik AB	1,218,998	25,193,807
Scandic Hotels Group AB(a)(b)(c)	407,531	1,502,362
Sectra AB, NVS	147,327	2,086,401
Securitas AB, Class B	511,139	4,678,739
Sinch AB(a)(b)(c)	665,675	2,751,881
Skandinaviska Enskilda Banken AB, Class A	1,762,318	21,334,285
Skanska AB, Class B	363,277	6,411,874
SKF AB, Class B	414,616	7,337,996
SSAB AB, Class A	144,801	1,034,984
SSAB AB, Class B	808,385	5,508,872
Stillfront Group AB(a)	641,682	1,119,937

S C H E D U L E O F I N V E S T M E N T S	119

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Storskogen Group AB	1,792,178	$1,564,918
Svenska Cellulosa AB SCA, Class B	719,612	9,992,773
Svenska Handelsbanken AB, Class A	1,544,017	16,101,035
Sweco AB, Class B	229,543	2,490,038
Swedbank AB, Class A	968,441	18,629,333
Swedish Orphan Biovitrum AB(a)	181,113	4,038,922
Tele2 AB, Class B	588,078	5,078,952
Telefonaktiebolaget LM Ericsson, Class B	3,217,898	18,665,290
Telia Co. AB	2,778,109	7,174,857
Thule Group AB(c)	156,315	3,745,901
Trelleborg AB, Class B	288,006	7,201,439
Viaplay Group AB, Class B(a)	91,750	2,265,332
Vitrolife AB	94,002	2,015,461
Volvo AB, Class A	233,531	4,851,309
Volvo AB, Class B	1,661,191	32,963,852
Volvo Car AB, Class B(a)(b)	631,330	3,150,019
Wallenstam AB, Class B	462,199	2,121,797
Wihlborgs Fastigheter AB	360,930	2,971,580

		734,583,305

Switzerland — 6.1%
ABB Ltd., Registered	1,809,588	63,001,985
Accelleron Industries AG, NVS(a)	95,632	2,258,754
Adecco Group AG, Registered	169,495	6,295,163
Alcon Inc.	566,614	42,755,844
Allreal Holding AG, Registered	12,385	2,122,737
ALSO Holding AG, Registered	9,231	1,880,304
Aryzta AG(a)	2,159,589	2,940,556
Autoneum Holding AG(b)	5,669	756,494
Bachem Holding AG, Class A	36,202	3,201,482
Baloise Holding AG, Registered	52,980	8,713,773
Banque Cantonale Vaudoise, Registered	31,879	3,030,324
Barry Callebaut AG, Registered	3,369	7,038,961
Basilea Pharmaceutica AG, Registered(a)(b)	28,598	1,544,713
Belimo Holding AG, Registered	11,536	6,084,600
Bell Food Group AG, Registered	2,275	596,678
BKW AG	32,253	4,638,054
Bossard Holding AG, Class A, Registered	7,863	2,003,600
Bucher Industries AG, Registered	6,825	3,109,924
Burckhardt Compression Holding AG	5,515	3,414,584
Bystronic AG, Registered	1,498	1,125,656
Cembra Money Bank AG	37,630	3,341,038
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,276	14,013,948
Chocoladefabriken Lindt & Spruengli AG, Registered	95	10,693,137
Cie. Financiere Richemont SA, Class A, Registered	586,390	90,396,244
Clariant AG, Registered	228,350	3,915,842
Coca-Cola HBC AG, Class DI	229,928	5,587,565
Comet Holding AG, Registered	11,342	2,621,823
COSMO Pharmaceuticals NV	18,080	1,313,293
Credit Suisse Group AG, Registered	3,574,990	12,315,417
Daetwyler Holding AG, Bearer	8,103	1,718,536
DKSH Holding AG	41,484	3,534,234
dormakaba Holding AG	2,895	1,209,463
Dufry AG, Registered(a)(b)	77,804	3,571,793
EFG International AG	216,100	2,019,791
Emmi AG, Registered	1,546	1,440,327
EMS-Chemie Holding AG, Registered	7,899	5,888,548
Flughafen Zurich AG, Registered(a)	21,218	3,865,788
Forbo Holding AG, Registered	1,513	1,990,697

Security	Shares	Value

Switzerland (continued)
Galenica AG(c)	58,084	$4,542,608
Geberit AG, Registered	42,635	24,258,562
Georg Fischer Ltd.	87,344	6,022,155
Givaudan SA, Registered	10,356	33,576,533
Helvetia Holding AG, Registered	42,315	5,293,536
Holcim AG	613,511	36,678,575
Huber + Suhner AG, Registered	33,507	3,213,432
Idorsia Ltd.(a)(b)	128,375	2,159,360
Implenia AG, Registered(a)	18,572	780,145
Inficon Holding AG, Registered	2,350	2,460,458
Interroll Holding AG, Registered	775	2,414,034
Julius Baer Group Ltd.	256,717	16,466,936
Kardex Holding AG, Registered	9,955	1,940,197
Komax Holding AG, Registered	5,702	1,876,039
Kuehne + Nagel International AG, Registered	62,858	14,988,903
Landis+Gyr Group AG(b)	37,048	2,729,389
LEM Holding SA, Registered	711	1,572,665
Leonteq AG	15,913	884,227
Logitech International SA, Registered	199,652	11,682,989
Lonza Group AG, Registered	83,381	47,563,970
Medmix AG(c)	35,043	682,575
Meyer Burger Technology AG(a)	3,768,383	2,682,484
Mobilezone Holding AG, Registered	148,184	2,690,729
Mobimo Holding AG, Registered	11,513	2,960,474
Nestle SA, Registered	3,048,119	371,898,091
Novartis AG, Registered	2,389,974	216,075,244
OC Oerlikon Corp. AG, Registered	281,649	1,933,731
Partners Group Holding AG	26,170	24,555,219
PSP Swiss Property AG, Registered	53,790	6,705,661
Roche Holding AG, Bearer	29,500	10,798,204
Roche Holding AG, NVS	782,499	244,273,003
Schindler Holding AG, Participation Certificates, NVS	44,720	9,531,500
Schindler Holding AG, Registered	26,381	5,336,584
Schweiter Technologies AG, Bearer	1,583	1,397,259
Sensirion Holding AG(a)(c)	15,377	1,829,855
SFS Group AG	20,816	2,394,973
SGS SA, Registered	7,073	17,248,459
Siegfried Holding AG, Registered	5,139	3,775,254
Siemens Energy AG(a)	467,210	9,768,804
SIG Group AG	360,794	8,942,626
Sika AG, Registered	166,352	47,268,397
Softwareone Holding AG	129,956	2,098,319
Sonova Holding AG, Registered	60,583	15,150,091
St. Galler Kantonalbank AG, Class A, Registered	3,843	2,105,905
Stadler Rail AG(b)	53,898	2,061,566
STMicroelectronics NV	774,790	36,483,551
Straumann Holding AG	123,647	16,189,966
Sulzer AG, Registered(b)	28,310	2,410,701
Swatch Group AG (The), Bearer	30,841	11,166,555
Swatch Group AG (The), Registered	62,657	4,117,044
Swiss Life Holding AG, Registered	36,104	21,368,068
Swiss Prime Site AG, Registered	85,371	7,607,259
Swiss Re AG	333,420	34,912,708
Swisscom AG, Registered	26,340	15,563,135
Swissquote Group Holding SA, Registered	14,204	2,565,333
Tecan Group AG, Registered	14,241	5,976,575
Temenos AG, Registered	77,752	5,549,986
UBS Group AG, Registered	3,750,839	80,063,062
Untradelumena Newmat, NVS(d)	3,800	—

120	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Valiant Holding AG, Registered	21,703	$2,479,847
VAT Group AG(c)	33,803	10,522,999
Vontobel Holding AG, Registered	41,323	2,926,615
Zur Rose Group AG(a)(b)	14,007	528,468
Zurich Insurance Group AG	164,621	81,409,774

		1,913,063,036

Taiwan — 4.2%
Accton Technology Corp.	584,000	4,772,608
Acer Inc.	2,305,148	1,924,449
Advanced Ceramic X Corp.	114,000	770,638
Advanced Energy Solution Holding Co. Ltd.	48,000	1,271,873
Advanced Wireless Semiconductor Co.	527,631	1,410,700
Advantech Co. Ltd.	450,738	5,154,066
Airtac International Group	148,185	5,067,803
Alchip Technologies Ltd.	97,000	2,759,287
Andes Technology Corp.	51,000	903,830
AP Memory Technology Corp.	178,000	1,262,497
ASE Technology Holding Co. Ltd.	3,414,958	11,522,210
Asia Cement Corp.	2,001,329	2,819,463
Asia Optical Co. Inc.	542,000	1,157,462
Asia Vital Components Co. Ltd.	388,000	1,382,973
ASMedia Technology Inc.	51,000	1,536,503
ASPEED Technology Inc.	35,600	2,521,136
Asustek Computer Inc.	736,000	6,703,808
AUO Corp.	6,867,400	3,861,666
AURAS Technology Co. Ltd.	211,000	1,100,998
BES Engineering Corp.	7,237,000	2,025,695
Bizlink Holding Inc.	238,000	2,087,874
Bora Pharmaceuticals Co. Ltd.	58,000	799,922
Brighton-Best International Taiwan Inc.	865,000	1,101,798
Capital Securities Corp.	5,395,450	2,094,025
Career Technology MFG. Co. Ltd.(a)	1,081,752	888,059
Catcher Technology Co. Ltd.	548,000	3,258,756
Cathay Financial Holding Co. Ltd.	8,842,254	12,588,551
Center Laboratories Inc.	842,927	1,329,567
Century Iron & Steel Industrial Co. Ltd.	512,000	1,699,179
Chailease Holding Co. Ltd.	1,533,481	11,556,527
Chang Hwa Commercial Bank Ltd.	5,328,625	3,131,423
Cheng Loong Corp.	1,506,000	1,463,491
Cheng Shin Rubber Industry Co. Ltd.	1,492,500	1,722,260
Cheng Uei Precision Industry Co. Ltd.	622,000	802,367
Chicony Electronics Co. Ltd.	674,137	1,955,039
China Airlines Ltd.	2,923,000	1,906,777
China Bills Finance Corp.	5,086,000	2,560,208
China Development Financial Holding Corp.	19,276,340	8,515,883
China Man-Made Fiber Corp.(a)	6,670,135	1,920,873
China Petrochemical Development Corp.	6,973,587	2,355,967
China Steel Chemical Corp.	475,000	1,708,185
China Steel Corp.	12,395,575	13,117,454
Chin-Poon Industrial Co. Ltd.	918,000	918,090
Chipbond Technology Corp.	1,061,000	2,149,455
ChipMOS Technologies Inc.	1,633,000	1,895,596
Chlitina Holding Ltd.	156,000	1,162,753
Chroma ATE Inc.	350,000	2,171,996
Chung-Hsin Electric & Machinery Manufacturing Corp.	691,000	1,875,399
Chunghwa Precision Test Tech Co. Ltd.	35,000	630,895
Chunghwa Telecom Co. Ltd.	4,025,000	15,041,896
Compal Electronics Inc.	3,329,000	2,513,010
Compeq Manufacturing Co. Ltd.	1,407,000	2,153,063

Security	Shares	Value

Taiwan (continued)
Coretronic Corp.	729,000	$1,434,944
CTBC Financial Holding Co. Ltd.	20,750,980	15,866,709
CTCI Corp.	1,060,000	1,528,291
Cub Elecparts Inc.	152,401	735,900
Darfon Electronics Corp.	1,353,000	1,783,734
Delta Electronics Inc.	2,085,000	20,219,212
E Ink Holdings Inc.	1,094,000	6,348,234
E.Sun Financial Holding Co. Ltd.	16,366,265	13,404,587
Eclat Textile Co. Ltd.	188,365	3,141,418
EirGenix Inc.(a)	286,000	1,128,462
Elan Microelectronics Corp.	581,000	1,889,314
Elite Material Co. Ltd.	411,000	2,496,295
Elite Semiconductor Microelectronics Technology Inc.	460,000	1,206,712
eMemory Technology Inc.	72,000	3,947,645
Ennoconn Corp.	139,273	1,041,957
ENNOSTAR Inc.	882,500	1,481,579
Episil Technologies Inc.	529,350	1,719,125
Eternal Materials Co. Ltd.	1,755,253	1,903,790
Eva Airways Corp.	2,694,332	2,629,281
Evergreen Marine Corp. Taiwan Ltd.	1,136,590	5,806,542
Everlight Electronics Co. Ltd.	1,075,000	1,348,137
Far Eastern Department Stores Ltd.	1,094,702	792,336
Far Eastern International Bank	6,115,436	2,390,245
Far Eastern New Century Corp.	2,426,071	2,651,537
Far EasTone Telecommunications Co. Ltd.	1,512,000	3,363,479
Faraday Technology Corp.	326,400	1,867,045
Feng Hsin Steel Co. Ltd.	725,000	1,672,519
Feng TAY Enterprise Co. Ltd.	417,468	2,756,383
First Financial Holding Co. Ltd.	11,105,486	9,686,107
Fitipower Integrated Technology Inc.	225,000	1,091,788
FLEXium Interconnect Inc.	476,987	1,598,061
Formosa Chemicals & Fibre Corp.	4,548,660	10,963,621
Formosa Petrochemical Corp.	953,000	2,671,046
Formosa Plastics Corp.	4,308,040	12,841,699
Foxconn Technology Co. Ltd.	612,287	1,110,474
Fubon Financial Holding Co. Ltd.	8,052,828	16,219,060
Fulgent Sun International Holding Co. Ltd.	250,824	1,113,224
General Interface Solution Holding Ltd.	273,000	777,417
Genius Electronic Optical Co. Ltd.	123,281	1,519,524
Giant Manufacturing Co. Ltd.	291,189	1,999,238
Gigabyte Technology Co. Ltd.	599,000	2,326,304
Global Unichip Corp.	111,000	2,929,672
Globalwafers Co. Ltd.	228,000	4,000,272
Gold Circuit Electronics Ltd.	444,000	1,301,705
Goldsun Building Materials Co. Ltd.	1,522,056	1,307,209
Gourmet Master Co. Ltd.	129,000	649,783
Grand Pacific Petrochemical	1,947,000	1,306,301
Grape King Bio Ltd.	210,000	1,209,938
Great Wall Enterprise Co. Ltd.	1,836,195	2,837,572
HannStar Display Corp.	3,434,000	1,393,327
Highwealth Construction Corp.	1,816,299	2,491,578
Hiwin Technologies Corp.	681,879	5,098,340
Holy Stone Enterprise Co. Ltd.	300,000	915,099
Hon Hai Precision Industry Co. Ltd.	14,319,769	47,752,588
Hota Industrial Manufacturing Co. Ltd.	367,194	887,322
Hotai Motor Co. Ltd.	298,000	6,542,627
HTC Corp.(a)	887,000	1,815,516
Hua Nan Financial Holdings Co. Ltd.	11,250,128	8,559,329
Huaku Development Co. Ltd.	568,000	1,686,033

S C H E D U L E O F I N V E S T M E N T S	121

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
IBF Financial Holdings Co. Ltd.	6,701,221	$2,818,578
Innolux Corp.	8,876,524	3,631,664
International CSRC Investment Holdings Co.	1,720,921	1,139,143
International Games System Co. Ltd.	222,000	3,672,750
Inventec Corp.	2,636,000	2,222,131
ITEQ Corp.	460,101	1,251,443
Jentech Precision Industrial Co. Ltd.	186,993	2,356,453
Kenda Rubber Industrial Co. Ltd.	1,042,817	1,078,125
King Yuan Electronics Co. Ltd.	2,011,000	2,580,125
King’s Town Bank Co. Ltd.	1,352,000	1,563,177
Kinsus Interconnect Technology Corp.	360,000	1,367,407
LandMark Optoelectronics Corp.	126,000	539,057
Largan Precision Co. Ltd.	105,000	7,492,943
Lite-On Technology Corp.	1,976,074	4,391,028
Lotes Co. Ltd.	106,087	2,696,836
Lotus Pharmaceutical Co. Ltd.	178,000	1,421,503
Macronix International Co. Ltd.	1,474,525	1,772,254
Makalot Industrial Co. Ltd.	299,866	2,189,211
MediaTek Inc.	1,727,970	41,749,409
Medigen Vaccine Biologics Corp.(a)	332,595	815,144
Mega Financial Holding Co. Ltd.	11,862,464	12,666,883
Merida Industry Co. Ltd.	274,350	1,669,386
Merry Electronics Co. Ltd.	253,697	690,472
Microbio Co. Ltd.	617,521	1,368,849
Micro-Star International Co. Ltd.	585,000	2,569,499
Mitac Holdings Corp.	2,958,198	3,045,269
momo.com Inc.	81,400	2,166,180
Nan Kang Rubber Tire Co. Ltd.(a)	828,000	940,389
Nan Ya Plastics Corp.	5,407,300	13,608,159
Nan Ya Printed Circuit Board Corp.	282,000	2,315,665
Nanya Technology Corp.	1,028,000	1,996,812
Nien Made Enterprise Co. Ltd.	207,000	2,157,523
Novatek Microelectronics Corp.	617,000	7,347,153
Nuvoton Technology Corp.	362,000	1,582,281
OBI Pharma Inc.(a)	414,864	1,005,851
Oneness Biotech Co. Ltd.(a)	310,000	2,793,755
Oriental Union Chemical Corp.	1,621,000	1,026,069
Pan Jit International Inc.	555,000	1,239,119
Parade Technologies Ltd.	85,000	2,628,513
Pegatron Corp.	1,892,000	4,078,480
PharmaEssentia Corp.(a)	221,000	3,616,153
Phison Electronics Corp.	183,000	2,278,111
Pixart Imaging Inc.	245,000	817,858
Pou Chen Corp.	2,233,000	2,562,011
Powerchip Semiconductor Manufacturing Corp.	3,322,000	3,831,677
Powertech Technology Inc.	416,000	1,162,752
President Chain Store Corp.	547,000	4,927,150
Primax Electronics Ltd.	684,000	1,316,723
Prince Housing & Development Corp.	2,663,521	990,975
Qisda Corp.	3,235,000	3,063,342
Quanta Computer Inc.	2,653,000	6,625,835
Radiant Opto-Electronics Corp.	494,060	1,693,639
Raydium Semiconductor Corp.	101,000	1,205,985
Realtek Semiconductor Corp.	490,020	5,262,266
RichWave Technology Corp.	159,668	701,463
Ruentex Development Co. Ltd.	2,542,744	3,808,005
Ruentex Industries Ltd.	855,044	1,915,820
Sercomm Corp.	521,000	1,403,520
Shanghai Commercial & Savings Bank Ltd. (The)	4,161,007	6,466,793
Shin Kong Financial Holding Co. Ltd.	11,860,422	3,561,850

Security	Shares	Value

Taiwan (continued)
Shin Zu Shing Co. Ltd.	275,190	$758,098
Shinkong Synthetic Fibers Corp.	4,266,000	2,560,298
Silergy Corp.	359,000	7,305,452
Simplo Technology Co. Ltd.	197,200	1,953,642
Sinbon Electronics Co. Ltd.	280,000	2,690,161
Sino-American Silicon Products Inc.	562,000	3,068,870
SinoPac Financial Holdings Co. Ltd.	11,524,857	6,658,177
Sitronix Technology Corp.	258,000	1,835,643
St. Shine Optical Co. Ltd.	71,000	601,347
Standard Foods Corp.	829,422	1,147,286
Synnex Technology International Corp.	1,338,600	2,705,296
TA Chen Stainless Pipe	1,648,801	2,476,901
Taichung Commercial Bank Co. Ltd.	3,632,905	1,589,570
TaiDoc Technology Corp.	155,000	929,750
TaiMed Biologics Inc.(a)	575,000	1,310,699
Tainan Spinning Co. Ltd.	2,527,816	1,447,516
Taishin Financial Holding Co. Ltd.	11,582,121	6,295,699
Taiwan Business Bank	7,709,015	3,438,949
Taiwan Cement Corp.	6,829,081	8,271,814
Taiwan Cooperative Financial Holding Co. Ltd.	10,773,365	9,520,095
Taiwan Fertilizer Co. Ltd.	1,265,000	2,358,487
Taiwan High Speed Rail Corp.	1,225,000	1,193,459
Taiwan Hon Chuan Enterprise Co. Ltd.	849,696	2,541,230
Taiwan Mask Corp.	333,000	1,028,789
Taiwan Mobile Co. Ltd.	1,520,000	4,795,905
Taiwan Secom Co. Ltd.	600,105	2,012,613
Taiwan Semiconductor Co. Ltd.	522,000	1,549,071
Taiwan Semiconductor Manufacturing Co. Ltd.	27,407,000	483,645,343
Taiwan Surface Mounting Technology Corp.	417,000	1,270,408
Taiwan Union Technology Corp.	378,000	781,264
Tatung Co. Ltd.(a)	1,738,000	1,986,181
TCI Co. Ltd.	156,896	988,831
Teco Electric and Machinery Co. Ltd.	2,108,000	2,022,681
Tong Hsing Electronic Industries Ltd.	250,409	1,921,832
Transcend Information Inc.	781,000	1,773,381
Tripod Technology Corp.	422,000	1,396,088
TSRC Corp.	1,792,100	1,690,503
TTY Biopharm Co. Ltd.	479,965	1,243,527
Tung Ho Steel Enterprise Corp.	979,540	1,893,094
TXC Corp.	651,000	1,900,382
Unimicron Technology Corp.	1,425,000	6,560,691
Uni-President Enterprises Corp.	6,166,292	13,853,113
United Integrated Services Co. Ltd.	247,000	1,705,224
United Microelectronics Corp.	12,914,000	21,133,038
United Renewable Energy Co. Ltd.(a)	1,806,000	1,276,381
UPI Semiconductor Corp.(a)	100,000	1,086,450
USI Corp.	2,079,258	1,653,200
Vanguard International Semiconductor Corp.	883,000	2,967,978
VisEra Technologies Co. Ltd.	141,000	1,114,134
Visual Photonics Epitaxy Co. Ltd.	452,000	1,347,125
Voltronic Power Technology Corp.	67,788	3,430,360
Wafer Works Corp.	1,260,580	1,900,483
Walsin Lihwa Corp.	2,880,256	5,242,817
Walsin Technology Corp.	423,000	1,277,236
Wan Hai Lines Ltd.	791,200	2,016,364
Win Semiconductors Corp.	344,953	2,224,194
Winbond Electronics Corp.	3,163,502	2,291,827
Wisdom Marine Lines Co. Ltd.	506,000	1,030,012
Wistron Corp.	2,920,227	3,072,028
Wistron NeWeb Corp.	518,860	1,418,045

122	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Wiwynn Corp.	86,000	$2,160,117
WPG Holdings Ltd.	1,510,360	2,407,739
XinTec Inc.	350,000	1,259,169
Yageo Corp.	376,766	6,838,651
Yang Ming Marine Transport Corp.	1,942,000	4,078,895
YFY Inc.	2,046,000	1,764,454
Yuanta Financial Holding Co. Ltd.	11,227,464	8,442,563
Yulon Motor Co. Ltd.	908,502	2,518,364
Zhen Ding Technology Holding Ltd.	533,050	1,968,358

		1,335,617,147

Thailand — 0.7%
Advanced Info Service PCL, NVDR	1,308,500	7,747,628
Airports of Thailand PCL, NVDR(a)	5,163,600	11,644,500
Amata Corp. PCL, NVDR	4,075,100	2,476,473
B Grimm Power PCL, NVDR	2,267,400	2,778,239
Bangchak Corp. PCL, NVDR	2,753,900	3,060,791
Bangkok Chain Hospital PCL, NVDR(b)	3,612,100	2,392,055
Bangkok Dusit Medical Services PCL, NVDR	12,459,800	11,265,611
Bangkok Expressway & Metro PCL, NVDR	10,508,800	3,093,542
Banpu PCL, NVDR	7,884,500	2,782,776
Berli Jucker PCL, NVDR	1,848,000	2,134,612
BTS Group Holdings PCL, NVDR	13,615,600	3,493,839
Bumrungrad Hospital PCL, NVDR	701,700	4,624,542
Central Pattana PCL, NVDR	2,626,700	5,692,868
Central Retail Corp. PCL, NVDR	2,295,674	2,970,891
CH Karnchang PCL, NVDR	2,249,100	1,541,966
Charoen Pokphand Foods PCL, NVDR	4,289,600	3,070,609
CK Power PCL, NVDR(b)	6,077,800	834,478
CP ALL PCL, NVDR	6,985,400	14,110,216
Delta Electronics Thailand PCL, NVDR(b)	359,600	9,879,648
Electricity Generating PCL, NVDR	606,700	3,206,293
Energy Absolute PCL, NVDR	2,156,000	5,667,960
Esso Thailand PCL, NVDR(b)	5,330,700	1,510,924
Global Power Synergy PCL, NVDR	1,696,500	3,551,925
Gulf Energy Development PCL, NVDR	3,951,300	6,459,988
Hana Microelectronics PCL, NVDR(b)	1,236,200	2,285,811
Home Product Center PCL, NVDR	5,854,700	2,547,582
Indorama Ventures PCL, NVDR	2,702,600	3,329,039
Intouch Holdings PCL, NVDR	2,171,100	4,797,571
IRPC PCL, NVDR	20,822,500	1,937,878
Jasmine International PCL, NVDR(a)(b)	22,735,200	1,602,490
KCE Electronics PCL, NVDR(b)	1,393,900	2,332,015
Kiatnakin Phatra Bank PCL, NVDR(b)	1,154,200	2,394,868
Krung Thai Bank PCL, NVDR	5,132,000	2,730,357
Land & Houses PCL, NVDR	7,037,300	2,114,824
MBK PCL, NVDR	2,250,700	1,260,042
Minor International PCL, NVDR(a)	3,811,300	3,859,829
Muangthai Capital PCL, NVDR	1,742,200	1,994,490
Osotspa PCL, NVDR	2,628,000	2,236,963
PTT Exploration & Production PCL, NVDR	1,755,661	9,164,679
PTT Global Chemical PCL, NVDR	2,769,500	4,150,979
PTT Public Company Ltd., NVDR	11,752,500	11,875,579
SCB X PCL, NVS	835,300	2,645,714
Siam Cement PCL (The), NVDR	908,700	9,271,753
Sino-Thai Engineering & Construction PCL, NVDR	2,229,600	976,194
Sri Trang Agro-Industry PCL, NVDR	1,579,400	1,050,381
Srisawad Corp. PCL, NVDR	1,447,410	2,352,981
Thai Oil PCL, NVDR	2,198,500	3,869,367
Thai Union Group PCL, NVDR	4,162,600	2,021,099
Thanachart Capital PCL, NVDR	1,045,900	1,358,172

Security	Shares	Value

Thailand (continued)
TPI Polene PCL, NVDR(b)	18,517,100	$1,039,362
True Corp. PCL, NVDR(b)	23,768,845	3,509,593
TTW PCL, NVDR(b)	8,550,200	2,447,725
WHA Corp. PCL, NVDR	19,605,200	2,253,018

		209,402,729

Turkey — 0.2%
Akbank TAS	3,301,443	2,991,369
Alarko Holding AS	197,476	731,608
Anadolu Efes Biracilik Ve Malt Sanayii AS	271,607	754,808
Aselsan Elektronik Sanayi Ve Ticaret AS	1,359,931	4,114,801
BIM Birlesik Magazalar AS	486,342	3,224,891
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,806,768	1,171,399
Eregli Demir ve Celik Fabrikalari TAS	1,448,166	2,939,323
Ford Otomotiv Sanayi AS	134,742	3,664,835
Haci Omer Sabanci Holding AS	1,706,759	3,549,921
Hektas Ticaret TAS(a)	1,214,636	2,034,161
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,613,817	1,418,073
KOC Holding AS	758,998	3,094,490
Kontrolmatik Enerji Ve Muhendislik AS, NVS	77,988	592,915
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	437,012	1,236,681
ODAS Elektrik Uretim ve Sanayi Ticaret AS(a)	1,246,463	513,582
Pegasus Hava Tasimaciligi AS(a)	97,543	2,569,008
Petkim Petrokimya Holding AS(a)(b)	2,052,002	1,787,841
Sasa Polyester Sanayi AS(a)	471,723	2,530,301
Sok Marketler Ticaret AS(a)(b)	401,556	563,610
TAV Havalimanlari Holding AS(a)	367,580	1,612,703
Tekfen Holding AS	283,600	587,550
Turk Hava Yollari AO(a)	807,509	5,920,356
Turkcell Iletisim Hizmetleri AS	1,183,143	2,293,428
Turkiye Is Bankasi AS, Class C	4,935,320	2,862,543
Turkiye Petrol Rafinerileri AS(a)	137,617	4,339,481
Turkiye Sise ve Cam Fabrikalari AS	2,073,627	4,378,335
Ulker Biskuvi Sanayi AS(a)	414,100	841,883
Yapi ve Kredi Bankasi AS	2,669,635	1,294,573

		63,614,469

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC	3,535,454	8,108,410
Abu Dhabi Islamic Bank PJSC	2,082,980	5,353,974
Abu Dhabi National Oil Co. for Distribution PJSC	3,446,823	4,134,757
Aldar Properties PJSC	5,372,966	6,398,870
Aramex PJSC	955,816	941,998
Dubai Financial Market PJSC	1,818,464	702,883
Dubai Investments PJSC	3,120,698	1,849,580
Dubai Islamic Bank PJSC	2,785,541	4,222,717
Emaar Properties PJSC	4,667,976	7,093,063
Emirates NBD Bank PJSC	2,560,453	9,045,198
Emirates Telecommunications Group Co. PJSC	3,848,070	26,961,764
First Abu Dhabi Bank PJSC	5,118,653	18,987,035
Multiply Group(a)	3,739,389	4,128,580
Q Holding PJSC(a)	1,967,945	1,849,059

		99,777,888

United Kingdom — 9.7%
3i Group PLC	1,100,414	21,468,779
888 Holdings PLC(a)	762,852	681,312
abrdn PLC	1,850,493	4,873,891
Admiral Group PLC	207,673	5,645,656
AG Barr PLC	182,140	1,231,853
Airtel Africa PLC(c)	1,485,461	2,144,502

S C H E D U L E O F I N V E S T M E N T S	123

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
AJ Bell PLC	453,593	$1,882,307
Anglo American PLC	1,417,938	61,156,200
Antofagasta PLC	429,486	9,228,170
Ascential PLC(a)	503,466	1,668,436
Ashmore Group PLC	423,424	1,394,655
Ashtead Group PLC	498,034	32,804,888
ASOS PLC(a)(b)	83,943	908,197
Associated British Foods PLC	398,551	9,148,820
Assura PLC	2,869,717	1,972,396
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	544,593	1,112,860
AstraZeneca PLC	1,722,306	225,643,538
Auto Trader Group PLC(c)	1,071,832	8,315,790
Aviva PLC	2,944,956	16,609,103
Avon Protection PLC	68,122	848,240
B&M European Value Retail SA	1,029,751	5,694,845
Babcock International Group PLC(a)	352,629	1,332,254
BAE Systems PLC	3,471,426	36,748,650
Balfour Beatty PLC	782,042	3,532,609
Bank of Georgia Group PLC	48,681	1,602,436
Barclays PLC	18,341,249	42,162,697
Barratt Developments PLC	1,177,063	6,690,104
Beazley PLC	651,563	5,361,971
Bellway PLC	142,916	3,738,057
Berkeley Group Holdings PLC	131,470	6,732,269
Big Yellow Group PLC	222,201	3,314,171
Bodycote PLC	259,616	2,083,639
boohoo Group PLC(a)	1,320,348	720,958
BP PLC	21,101,158	127,456,219
Breedon Group PLC	1,756,414	1,487,918
British American Tobacco PLC	2,369,921	90,848,069
British Land Co. PLC (The)	993,406	5,436,784
Britvic PLC	291,458	2,791,946
BT Group PLC	7,772,571	11,975,148
Bunzl PLC	370,632	13,606,345
Burberry Group PLC	448,886	13,673,475
Burford Capital Ltd.	241,850	2,173,620
Capita PLC(a)	2,392,224	825,201
Capital & Counties Properties PLC	909,567	1,289,563
Capricorn Energy PLC(a)	536,413	1,605,676
Carnival PLC(a)	162,454	1,552,123
Centamin PLC	2,400,044	3,290,135
Centrica PLC	6,183,988	7,704,024
Ceres Power Holdings PLC(a)(b)	190,356	1,120,543
Close Brothers Group PLC	166,894	1,993,768
CNH Industrial NV	1,182,235	20,915,336
Coats Group PLC	1,960,804	1,763,147
Coca-Cola Europacific Partners PLC	237,538	13,354,386
Compass Group PLC	1,941,642	46,381,950
Computacenter PLC	95,834	2,633,753
ConvaTec Group PLC(c)	1,697,094	4,922,365
Craneware PLC(b)	41,996	750,734
Cranswick PLC	55,455	2,175,459
Crest Nicholson Holdings PLC	485,597	1,461,203
Croda International PLC	163,071	13,899,640
Currys PLC	1,346,217	1,081,473
CVS Group PLC	125,231	3,114,022
Darktrace PLC(a)	396,899	1,031,002
DCC PLC	96,117	5,474,623
Dechra Pharmaceuticals PLC	128,490	4,557,045
Deliveroo PLC(a)(c)	1,148,738	1,316,519

Security	Shares	Value

United Kingdom (continued)
Derwent London PLC	116,729	$3,723,623
Diageo PLC	2,548,957	111,455,874
Diploma PLC	151,191	5,114,398
Direct Line Insurance Group PLC	1,475,796	3,235,895
Diversified Energy Co. PLC	1,423,145	1,946,677
Domino’s Pizza Group PLC	566,506	2,193,028
Dr. Martens PLC	700,630	1,342,797
Drax Group PLC	483,106	3,858,314
DS Smith PLC	1,583,342	6,931,725
Dunelm Group PLC	172,976	2,484,402
easyJet PLC(a)	430,444	2,622,086
Elementis PLC(a)	1,056,167	1,632,588
EMIS Group PLC	73,913	1,711,301
Energean PLC	227,120	3,262,056
Entain PLC	660,768	12,185,013
Essentra PLC	402,741	1,076,286
Experian PLC	1,028,266	37,603,146
FD Technologies PLC(a)	32,501	548,943
Ferrexpo PLC	403,356	789,140
Fevertree Drinks PLC(b)	160,724	2,167,042
Firstgroup PLC	1,813,130	2,423,083
Frasers Group PLC(a)	318,032	3,076,115
Future PLC	154,666	2,880,000
Games Workshop Group PLC	41,838	4,852,918
Gamma Communications PLC	127,098	1,854,148
GB Group PLC	319,366	1,392,706
Genuit Group PLC	372,676	1,502,413
Genus PLC	83,207	2,984,378
Glencore PLC	10,924,531	73,160,292
Grafton Group PLC	284,975	3,234,736
Grainger PLC	867,773	2,777,288
Great Portland Estates PLC	315,821	2,217,404
Greatland Gold PLC(a)	7,230,194	681,010
Greggs PLC	115,237	3,847,988
GSK PLC	4,461,449	78,365,418
Haleon PLC(a)	5,589,341	22,398,612
Halfords Group PLC	436,085	1,103,211
Halma PLC	432,236	11,507,862
Hammerson PLC(b)	4,693,668	1,553,120
Harbour Energy PLC	488,687	1,890,147
Hargreaves Lansdown PLC	350,973	3,863,939
Hays PLC	1,627,291	2,482,837
Helical PLC	327,059	1,451,572
Hikma Pharmaceuticals PLC	181,106	3,831,134
Hill & Smith PLC	113,297	1,759,945
Hiscox Ltd.	367,873	5,120,112
Hochschild Mining PLC	550,430	465,012
Howden Joinery Group PLC	706,268	6,026,428
HSBC Holdings PLC	22,298,119	164,300,253
Hunting PLC	268,188	1,152,265
Ibstock PLC(c)	658,526	1,368,802
IG Group Holdings PLC	430,545	4,233,237
IMI PLC	296,476	5,308,429
Imperial Brands PLC	1,022,772	25,657,485
Inchcape PLC	452,410	5,100,796
Indivior PLC, NVS(a)	197,916	4,752,238
Informa PLC	1,711,285	14,153,606
IntegraFin Holdings PLC	396,781	1,530,128
InterContinental Hotels Group PLC	196,690	13,654,919
Intermediate Capital Group PLC	345,660	5,947,916

124	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
International Distributions Services PLC	772,030	$2,185,228
Intertek Group PLC	172,995	9,297,967
Investec PLC	758,907	4,842,759
IP Group PLC	1,847,677	1,389,524
ITM Power PLC(a)(b)	599,893	751,867
ITV PLC(b)	4,094,091	4,099,951
IWG PLC(a)	880,625	2,020,305
J D Wetherspoon PLC(a)	128,679	724,099
J Sainsbury PLC	1,762,329	5,715,373
JD Sports Fashion PLC	3,237,843	6,526,258
JET2 PLC	196,698	2,965,137
John Wood Group PLC(a)	757,002	1,327,096
Johnson Matthey PLC	209,861	5,861,998
Jupiter Fund Management PLC	620,102	1,070,289
Just Group PLC	1,599,412	1,617,890
Kainos Group PLC	154,000	2,796,621
Keller Group PLC	121,931	1,216,110
Keywords Studios PLC	88,603	3,112,038
Kingfisher PLC(b)	2,365,601	8,161,128
Lancashire Holdings Ltd.	323,226	2,495,019
Land Securities Group PLC	768,571	6,733,302
Learning Technologies Group PLC	961,862	1,662,535
Legal & General Group PLC	6,693,796	21,064,964
Liontrust Asset Management PLC	136,731	1,959,061
Lloyds Banking Group PLC	76,787,460	49,972,924
London Stock Exchange Group PLC	365,469	33,456,814
LondonMetric Property PLC	971,361	2,263,333
M&G PLC	2,850,657	7,119,000
Man Group PLC/Jersey	1,570,649	4,832,029
Marks & Spencer Group PLC(a)	2,180,954	3,934,036
Marshalls PLC	284,246	1,190,770
Mediclinic International PLC	515,225	3,152,346
Melrose Industries PLC	4,851,684	8,554,330
Mitchells & Butlers PLC(a)	457,167	928,924
Mitie Group PLC	2,165,499	2,082,393
Mondi PLC	526,450	9,927,711
Moneysupermarket.com Group PLC	702,417	2,067,947
Morgan Advanced Materials PLC	472,516	1,833,858
National Express Group PLC(a)	645,044	1,062,556
National Grid PLC	3,978,191	50,574,321
NatWest Group PLC, NVS	6,022,400	22,975,797
NCC Group PLC	497,300	1,151,394
Network International Holdings PLC(a)(c)	594,011	1,931,876
Next PLC	147,744	12,096,416
Ninety One PLC	573,935	1,401,707
NMC Health PLC, NVS(d)	74,553	1
Ocado Group PLC(a)	642,518	5,141,678
OSB Group PLC	565,536	3,812,779
Oxford Biomedica PLC(a)	149,398	784,629
Oxford Nanopore Technologies PLC(a)	493,541	1,441,907
Pagegroup PLC	395,056	2,224,015
Pantheon Resources PLC(a)(b)	1,009,291	624,154
Paragon Banking Group PLC	440,447	3,263,459
Pearson PLC	805,581	9,186,990
Penno Group PLC	301,063	3,417,671
Persimmon PLC	372,510	6,505,998
Petrofac Ltd.(a)(b)	531,722	545,404
Pets at Home Group PLC	608,820	2,648,502
Phoenix Group Holdings PLC	710,465	5,631,058
Playtech PLC(a)	344,290	2,398,186

Security	Shares	Value

United Kingdom (continued)
Plus500 Ltd.	145,713	$3,339,549
Premier Foods PLC	1,172,583	1,607,937
Primary Health Properties PLC	1,285,090	1,780,471
Provident Financial PLC	480,484	1,386,133
Prudential PLC	2,994,586	49,755,200
QinetiQ Group PLC	710,021	3,184,861
Quilter PLC(c)	1,415,648	1,680,357
Rathbones Group PLC	76,401	1,968,591
Reckitt Benckiser Group PLC	783,944	55,864,554
Redde Northgate PLC	516,158	2,761,738
Redrow PLC	358,707	2,300,836
RELX PLC	2,135,843	63,453,550
Renishaw PLC	47,124	2,300,038
Rentokil Initial PLC	2,836,670	17,199,943
Restore PLC(b)	206,270	754,749
RHI Magnesita NV	58,381	1,941,773
Rightmove PLC	993,411	7,218,012
Rio Tinto PLC	1,281,011	100,304,732
Rolls-Royce Holdings PLC(a)	9,283,530	12,145,951
Rotork PLC	932,322	3,672,632
RS GROUP PLC	525,587	6,110,394
RWS Holdings PLC	444,013	2,061,513
S4 Capital PLC(a)	482,349	1,302,991
Safestore Holdings PLC	268,891	3,348,148
Sage Group PLC (The)	1,159,097	11,136,220
Savills PLC	205,197	2,468,637
Schroders PLC	764,317	4,520,008
Segro PLC	1,380,436	14,209,642
Senior PLC	723,762	1,361,634
Serco Group PLC	1,365,450	2,456,072
Severn Trent PLC	266,823	9,285,676
Shaftesbury PLC(b)	280,317	1,365,248
Shell PLC	8,124,497	238,517,018
Smart Metering Systems PLC	225,960	2,423,600
Smith & Nephew PLC	988,936	13,657,536
Smiths Group PLC	448,298	9,569,821
Softcat PLC	146,018	2,184,999
SolGold PLC(a)(b)	1,989,665	397,455
Spectris PLC	128,529	5,095,528
Spirax-Sarco Engineering PLC	89,665	12,807,923
Spire Healthcare Group PLC(a)(c)	674,124	2,019,557
Spirent Communications PLC	702,493	1,903,820
SSE PLC	1,136,372	24,255,486
SSP Group PLC(a)	864,551	2,767,913
St. James’s Place PLC	595,472	9,029,578
Standard Chartered PLC	2,789,389	23,429,789
Synthomer PLC	526,637	1,016,765
Tate & Lyle PLC	459,406	4,278,016
Taylor Wimpey PLC	4,227,430	6,133,666
TBC Bank Group PLC	49,790	1,460,929
Team17 Group PLC(a)	151,131	875,712
Telecom Plus PLC	98,945	2,436,959
Tesco PLC	8,014,709	24,359,744
THG PLC(a)(b)	961,041	689,791
TP ICAP Group PLC	887,003	1,931,194
Trainline PLC(a)(c)	576,879	2,018,400
Travis Perkins PLC	190,866	2,394,370
Tritax Big Box REIT PLC	1,566,927	3,019,102
Unilever PLC	2,834,846	144,290,984
UNITE Group PLC (The)	387,263	4,770,742

S C H E D U L E O F I N V E S T M E N T S	125

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
United Utilities Group PLC	748,912	$9,799,563
Vesuvius PLC	331,654	1,672,317
Victoria PLC(a)(b)	163,615	915,776
Victrex PLC	94,046	2,140,349
Virgin Money UK PLC	1,492,934	3,572,148
Vistry Group PLC	455,217	4,178,239
Vodafone Group PLC	29,592,383	34,144,069
Watches of Switzerland Group PLC(a)(c)	159,077	1,867,429
Weir Group PLC (The)	299,623	6,604,892
WH Smith PLC	144,508	2,853,680
Whitbread PLC	225,629	8,497,687
Wickes Group PLC	313,221	587,341
Workspace Group PLC	253,150	1,576,084
WPP PLC	1,282,566	14,985,161

		3,048,978,057

Total Common Stocks — 98.6% (Cost: $28,434,997,486)		31,092,856,058

Preferred Stocks

Brazil — 0.3%
Alpargatas SA, Preference Shares, NVS	313,910	841,620
Azul SA, Preference Shares, NVS	425,831	994,050
Banco Bradesco SA, Preference Shares, NVS	6,093,236	16,828,629
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	157,100	310,096
Bradespar SA, Preference Shares, NVS	281,572	1,769,428
Braskem SA, Class A, Preference Shares, NVS	222,169	1,021,059
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	329,521	2,756,881
Cia. Energetica de Minas Gerais, Preference Shares, NVS	1,616,489	3,649,305
Cia. Paranaense de Energia, Preference Shares, NVS	1,565,491	2,396,207
Gerdau SA, Preference Shares, NVS	1,285,063	8,288,116
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	356,393	537,788
Itau Unibanco Holding SA, Preference Shares, NVS	5,243,241	26,163,011
Itausa SA, Preference Shares, NVS	5,962,815	10,019,662
Marcopolo SA, Preference Shares, NVS	684,927	407,478
Metalurgica Gerdau SA, Preference Shares, NVS	1,316,973	3,759,222
Petroleo Brasileiro SA, Preference Shares, NVS	5,151,196	26,454,638
Randon SA Implementos e Participacoes, Preference Shares, NVS	357,477	570,408
Unipar Carbocloro SA, Class B, Preference Shares, NVS	69,303	1,165,085

		107,932,683

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	495,525	1,229,235
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	166,375	16,204,930

		17,434,165

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	554,860	4,217,583

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	67,190	6,365,502

Security	Shares	Value

Germany (continued)
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	127,156	$15,118,687
Draegerwerk AG & Co. KGaA, Preference Shares, NVS(b)	10,269	459,726
Fuchs Petrolub SE, Preference Shares, NVS	85,161	3,397,445
Henkel AG & Co. KGaA, Preference Shares, NVS	187,286	13,353,543
Jungheinrich AG, Preference Shares, NVS	66,461	2,643,143
Porsche Automobil Holding SE, Preference Shares, NVS	176,937	10,580,244
Sartorius AG, Preference Shares, NVS	29,313	13,144,303
Volkswagen AG, Preference Shares, NVS	197,528	27,395,290

		92,457,883

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	7,082,700	1,009

South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	25,303	1,770,862
Series 2, Preference Shares, NVS	38,992	2,730,563
LG Chem Ltd., Preference Shares, NVS	7,535	1,876,321
Samsung Electronics Co. Ltd., Preference Shares, NVS	943,397	42,334,063

		48,711,809

Total Preferred Stocks — 0.9% (Cost: $276,306,506)		270,755,132

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/17/23)(a)	205,340	104,184
Sacyr SA(a)(d)	672,997	45,509

		149,693

Total Rights — 0.0% (Cost: $147,861)		149,693

Warrants

Australia — 0.0%
Magellan Financial Group Ltd. (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD35.00)(a)	16,323	3,053
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD10.00)(a)	20,102	—

		3,053

Total Warrants — 0.0% (Cost: $—)		3,053

Total Long-Term Investments — 99.5% (Cost: $28,711,451,853)		31,363,763,936

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(g)(h)(i)	441,890,634	442,155,769

126	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(g)(h)	44,550,000	$44,550,000

Total Short-Term Securities — 1.5% (Cost: $ 486,378,113)		486,705,769

Total Investments — 101.0% (Cost: $ 29,197,829,966)		31,850,469,705

Liabilities in Excess of Other Assets — (1.0)%		(314,973,449)

Net Assets — 100.0%		$31,535,496,256

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $232,656, representing less than 0.05% of its net assets as of period end, and an original cost of $2,622,906.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$308,749,397	$133,112,501	(a)	$—	$13,830	$280,041	$442,155,769	441,890,634	$4,241,675	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	41,960,000	2,590,000	(a)	—	—	—	44,550,000	44,550,000	609,093		—

					$13,830	$280,041	$486,705,769		$4,850,768		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	1,072	03/17/23	$113,578	$6,069,570
MSCI Emerging Markets Index	864	03/17/23	45,127	2,205,725

				$8,275,295

S C H E D U L E O F I N V E S T M E N T S	127

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$8,275,295	$—	$—	$—	$8,275,295

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$3,724,070	$—	$—	$—	$3,724,070

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,454,243	$—	$—	$—	$1,454,243

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$127,364,215

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$1,715,405,685	$—	$1,715,405,685
Austria	—	67,107,855	—	67,107,855
Belgium	512,720	213,336,357	—	213,849,077
Bermuda	1,285,961	—	—	1,285,961
Brazil	354,021,610	42,515	—	354,064,125
Canada	2,427,033,802	—	—	2,427,033,802
Cayman Islands	—	6,917,459	—	6,917,459
Chile	28,447,967	8,392,813	—	36,840,780
China	224,581,616	2,429,648,904	1,913,776	2,656,144,296
Colombia	6,286,421	—	—	6,286,421
Czech Republic	9,201,668	2,574,590	—	11,776,258
Denmark	1,379,132	546,202,721	—	547,581,853
Egypt	1,871,842	4,686,186	—	6,558,028
Finland	920,604	213,555,227	—	214,475,831
France	3,344,826	2,165,929,254	599,580	2,169,873,660
Germany	3,081,191	1,484,354,049	—	1,487,435,240
Greece	—	30,067,313	—	30,067,313

128	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® Core MSCI Total International Stock ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Hong Kong	$8,903,749	$562,345,702	$1	$571,249,452
Hungary	394,377	13,927,500	—	14,321,877
India	872,228	1,228,978,424	—	1,229,850,652
Indonesia	5,310,909	164,531,540	1,064,034	170,906,483
Ireland	1,226,021	135,300,307	—	136,526,328
Israel	51,999,322	141,579,413	—	193,578,735
Italy	849,436	486,901,902	—	487,751,338
Japan	2,035,547	4,616,851,187	—	4,618,886,734
Kuwait	—	76,543,359	—	76,543,359
Malaysia	15,176,977	127,999,243	—	143,176,220
Mexico	212,002,200	—	—	212,002,200
Netherlands	14,160,911	846,318,684	—	860,479,595
New Zealand	—	71,600,753	—	71,600,753
Norway	2,174,355	188,392,507	—	190,566,862
Peru	18,917,761	—	—	18,917,761
Philippines	—	67,807,227	—	67,807,227
Poland	—	63,997,298	—	63,997,298
Portugal	—	42,503,881	—	42,503,881
Qatar	14,418,820	64,228,964	—	78,647,784
Russia	—	—	16,550	16,550
Saudi Arabia	3,601,639	342,952,376	—	346,554,015
Singapore	32,577,315	291,492,010	—	324,069,325
South Africa	81,513,929	217,837,985	—	299,351,914
South Korea	—	1,021,089,511	—	1,021,089,511
Spain	409,780	494,310,149	—	494,719,929
Sweden	1,786,981	732,796,324	—	734,583,305
Switzerland	2,885,958	1,910,177,078	—	1,913,063,036
Taiwan	—	1,335,617,147	—	1,335,617,147
Thailand	2,447,725	206,955,004	—	209,402,729
Turkey	5,717,550	57,896,919	—	63,614,469
United Arab Emirates	941,998	98,835,890	—	99,777,888
United Kingdom	139,675,135	2,909,302,921	1	3,048,978,057
Preferred Stocks
Brazil	107,932,683	—	—	107,932,683
Chile	1,229,235	16,204,930	—	17,434,165
Colombia	4,217,583	—	—	4,217,583
Germany	—	92,457,883	—	92,457,883
Russia	—	—	1,009	1,009
South Korea	—	48,711,809	—	48,711,809
Rights	104,184	—	45,509	149,693
Warrants	3,053	—	—	3,053
Short-Term Securities
Money Market Funds	486,705,769	—	—	486,705,769

	$4,282,162,490	$27,564,666,755	$3,640,460	$31,850,469,705

Derivative Financial Instruments(a)
Assets
Equity Contracts	$8,275,295	$—	$—	$8,275,295

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	129

Statements of Assets and Liabilities  (unaudited)

January 31, 2023

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$96,091,716,078	$4,096,612,192	$10,533,680,087	$1,436,527,813
Investments, at value — affiliated(c)	997,754,798	49,817,877	84,262,334	16,485,106
Cash	2,990	8,306	3,845,722	2,001
Cash pledged for futures contracts	3,684,788	—	—	—
Foreign currency collateral pledged for futures contracts(d)	26,831,258	2,211,364	2,666,311	338,948
Foreign currency, at value(e)	170,171,709	10,665,122	27,799,386	3,483,812
Receivables:
Investments sold	21,995,553	1,642,292	5,171,497	10,615,589
Securities lending income — affiliated	1,843,810	76,869	162,653	20,403
Capital shares sold	—	95,907	12,168,413	—
Dividends — unaffiliated	72,492,097	1,886,713	7,916,296	2,224,273
Dividends — affiliated	20,172	1,520	4,805	2,259
Tax reclaims	150,405,843	10,916,478	6,613,984	2,689
Variation margin on futures contracts	1,977,326	116,807	97,806	8,802

Total assets	97,538,896,422	4,174,051,447	10,684,389,294	1,469,711,695

LIABILITIES
Collateral on securities loaned, at value	990,606,567	49,388,650	84,241,724	15,924,852
Payables:
Investments purchased	—	95,907	28,408,846	12,147,025
Capital shares redeemed	—	—	—	64,060
Deferred foreign capital gain tax	112,216	—	5,480	—
Investment advisory fees	5,582,796	300,704	323,590	128,632

Total liabilities	996,301,579	49,785,261	112,979,640	28,264,569

NET ASSETS	$96,542,594,843	$4,124,266,186	$10,571,409,654	$1,441,447,126

NET ASSETS CONSIST OF
Paid-in capital	$93,260,897,676	$4,572,209,199	$10,024,251,528	$1,376,119,571
Accumulated earnings (loss)	3,281,697,167	(447,943,013)	547,158,126	65,327,555

NET ASSETS	$96,542,594,843	$4,124,266,186	$10,571,409,654	$1,441,447,126

NET ASSETVALUE
Shares outstanding	1,440,600,000	79,600,000	173,850,000	24,900,000

Net asset value	$67.02	$51.81	$60.81	$57.89

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$89,397,909,311	$4,373,953,794	$9,747,323,307	$1,400,219,207
(b) Securities loaned, at value	$912,296,924	$46,742,623	$79,408,111	$15,231,125
(c) Investments, at cost — affiliated	$997,044,840	$49,782,782	$84,205,176	$16,479,220
(d) Foreign currency collateral pledged, at cost	$26,939,187	$2,220,543	$2,598,386	$326,446
(e) Foreign currency, at cost	$168,775,525	$10,596,953	$27,750,495	$3,415,673

See notes to financial statements.

130	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

January 31, 2023

iShares Core MSCI Total International Stock ETF (Consolidated)

ASSETS
Investments, at value — unaffiliated(a)(b)	$31,363,763,936
Investments, at value — affiliated(c)	486,705,769
Cash	8,084
Cash pledged for futures contracts	6,010,000
Foreign currency, at value(d)	53,592,857
Receivables:
Investments sold	4,861,955
Securities lending income — affiliated	807,930
Capital shares sold	10
Dividends — unaffiliated	36,136,539
Dividends — affiliated	159,170
Tax reclaims	27,216,758
Variation margin on futures contracts	475,010

Total assets	31,979,738,018

LIABILITIES
Collateral on securities loaned, at value	442,042,474
Payables:
Investments purchased	29,863
Deferred foreign capital gain tax	25,553
Foreign taxes	2,470
Investment advisory fees	1,828,027
Professional fees	313,375

Total liabilities	444,241,762

NET ASSETS	$31,535,496,256

NET ASSETS CONSIST OF
Paid-in capital	$29,837,303,063
Accumulated earnings	1,698,193,193

NET ASSETS	$31,535,496,256

NET ASSETVALUE
Shares outstanding	501,300,000

Net asset value	$62.91

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$28,711,451,853
(b) Securities loaned, at value	$412,971,323
(c) Investments, at cost — affiliated	$486,378,113
(d) Foreign currency, at cost	$53,035,283

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	131

Statements of Operations (unaudited)

Six Months Ended January 31, 2023

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF

INVESTMENT INCOME
Dividends — unaffiliated	$985,340,088	$32,083,598	$92,609,091	$25,474,417
Dividends — affiliated	370,130	19,318	42,705	11,846
Interest — unaffiliated	161,735	3,213	—	—
Securities lending income — affiliated — net	10,582,396	372,567	727,646	146,586
Other income — unaffiliated	106,924	—	—	—
Foreign taxes withheld	(58,256,377)	(2,994,402)	(8,508,690)	(1,423,063)

Total investment income	938,304,896	29,484,294	84,870,752	24,209,786

EXPENSES
Investment advisory	30,346,087	1,634,144	1,599,796	725,975
Professional	10,693	—	—	—

Total expenses	30,356,780	1,634,144	1,599,796	725,975

Net investment income	907,948,116	27,850,150	83,270,956	23,483,811

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(284,354,398)	(22,281,725)	(13,800,063)	(19,301,459)
Investments — affiliated	57,660	3,915	7,398	8,111
Capital gain distributions from underlying funds — affiliated	13	1	2	—
Foreign currency transactions	4,410,074	95,396	249,854	204,997
Futures contracts	36,150,309	1,762,868	2,604,436	609,244
In-kind redemptions — unaffiliated(b)	(11,981)	4,008,095	—	97,978,303

	(243,748,323)	(16,411,450)	(10,938,373)	79,499,196

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	7,193,486,129	344,256,516	778,925,490	881,269
Investments — affiliated	637,757	29,519	53,667	5,576
Foreign currency translations	8,817,726	634,005	430,969	85,016
Futures contracts	2,048,722	21,896	74,818	103,501

	7,204,990,334	344,941,936	779,484,944	1,075,362

Net realized and unrealized gain	6,961,242,011	328,530,486	768,546,571	80,574,558

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,869,190,127	$356,380,636	$851,817,527	$104,058,369

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(64)	$—	$—	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$136,651	$—	$10,953	$—

See notes to financial statements.

132	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended January 31, 2023

iShares Core MSCI Total International Stock ETF (Consolidated)

INVESTMENT INCOME
Dividends — unaffiliated	$344,938,103
Dividends — affiliated	609,093
Interest — unaffiliated	70,740
Securities lending income — affiliated — net	4,241,675
Other income — unaffiliated	180,227
Foreign taxes withheld	(30,624,119)
Foreign withholding tax claims	2,947,758
Other foreign taxes	(399,730)

Total investment income	321,963,747

EXPENSES
Commitment costs	26,256
Investment advisory	9,824,749
Professional	312,799

Total expenses	10,163,804

Net investment income	311,799,943

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	243,020,391
Investments — affiliated	13,830
Foreign currency transactions	(2,068,941)
Futures contracts	3,724,070

244,689,350

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	1,725,712,190
Investments — affiliated	280,041
Foreign currency translations	2,443,186
Futures contracts	1,454,243

1,729,889,660

Net realized and unrealized gain	1,974,579,010

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,286,378,953

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(66,599)
(b) Net of reduction in deferred foreign capital gain tax of	$43,499

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	133

Statements of Changes in Net Assets

	iShares Core MSCI EAFE ETF		iShares Core MSCI Europe ETF

	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$907,948,116	$2,939,659,343	$27,850,150	$150,163,088
Net realized gain (loss)	(243,748,323)	(1,254,230,749)	(16,411,450)	99,585,421
Net change in unrealized appreciation (depreciation)	7,204,990,334	(17,126,870,776)	344,941,936	(1,196,565,855)

Net increase (decrease) in net assets resulting from operations	7,869,190,127	(15,441,442,182)	356,380,636	(946,817,346)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(480,246,084)	(3,825,188,698)	(26,239,277)	(177,416,748)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	330,186,849	8,997,549,501	(132,596,776)	(236,218,410)

NET ASSETS
Total increase (decrease) in net assets	7,719,130,892	(10,269,081,379)	197,544,583	(1,360,452,504)
Beginning of period	88,823,463,951	99,092,545,330	3,926,721,603	5,287,174,107

End of period	$96,542,594,843	$88,823,463,951	$4,124,266,186	$3,926,721,603

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

134	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Core MSCI International Developed Markets ETF		iShares Core MSCI Pacific ETF

	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$83,270,956	$195,873,244	$23,483,811	$29,856,804
Net realized gain (loss)	(10,938,373)	(80,842,037)	79,499,196	(1,376,359)
Net change in unrealized appreciation (depreciation)	779,484,944	(1,108,328,507)	1,075,362	(158,233,548)

Net increase (decrease) in net assets resulting from operations	851,817,527	(993,297,300)	104,058,369	(129,753,103)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(51,637,133)	(254,945,585)	(15,941,618)	(45,541,866)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,394,134,775	2,466,975,309	(147,720,644)	556,678,511

NET ASSETS
Total increase (decrease) in net assets	3,194,315,169	1,218,732,424	(59,603,893)	381,383,542
Beginning of period	7,377,094,485	6,158,362,061	1,501,051,019	1,119,667,477

End of period	$10,571,409,654	$7,377,094,485	$1,441,447,126	$1,501,051,019

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	135

Statements of Changes in Net Assets  (continued)

	iShares Core MSCI Total International Stock ETF (Consolidated)

	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$311,799,943	$868,178,367
Net realized gain (loss)	244,689,350	(205,588,586)
Net change in unrealized appreciation (depreciation)	1,729,889,660	(5,692,811,775)

Net increase (decrease) in net assets resulting from operations	2,286,378,953	(5,030,221,994)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(243,916,524)	(1,047,059,037)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,379,562,252	4,124,957,765

NET ASSETS
Total increase (decrease) in net assets	3,422,024,681	(1,952,323,266)
Beginning of period	28,113,471,575	30,065,794,841

End of period	$31,535,496,256	$28,113,471,575

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

136	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core MSCI EAFE ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$61.88		$75.40		$58.48	$60.80	$64.89	$62.42

Net investment income(a)	0.63		2.10	(b)	1.76	1.52	2.00	2.05
Net realized and unrealized gain (loss)(c)	4.84		(12.90)		16.86	(2.26)	(4.14)	2.30

Net increase (decrease) from investment operations	5.47		(10.80)		18.62	(0.74)	(2.14)	4.35

Distributions from net investment income(d)		(0.33)	(2.72)		(1.70)	(1.58)	(1.95)	(1.88)

Net asset value, end of period	$67.02		$61.88		$75.40	$58.48	$60.80	$64.89

Total Return(e)
Based on net asset value	8.87	%(f)	(14.58	)%(b)	31.95%	(1.30)%	(3.13)%	7.02%

Ratios to Average Net Assets(g)
Total expenses	0.07	%(h)	0.07%		0.08%	0.07%	0.08%	0.08%

Total expenses excluding professional fees for foreign withholding tax claims	0.07	%(h)	0.07%		0.07%	N/A	0.08%	N/A

Net investment income	2.09	%(h)	3.00	%(b)	2.55%	2.57%	3.31%	3.14%

Supplemental Data
Net assets, end of period (000)	$96,542,595		$88,823,464		$99,092,545	$66,212,280	$64,849,495	$58,774,894

Portfolio turnover rate(i)		1%	4%		2%	2%	3%	2%

(a)	Based on average shares outstanding.
(b)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2022:

• Net investment income per share by $0.01.

• Total return by 0.02%.

• Ratio of net investment income to average net assets by 0.02%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	137

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Europe ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$47.25		$58.23		$44.41	$45.70	$49.27	$48.02

Net investment income(a)	0.35		1.61	(b)	1.28	1.09	1.64	1.54
Net realized and unrealized gain (loss)(c)	4.55		(10.68)		13.91	(1.39)	(3.65)	1.47

Net increase (decrease) from investment operations	4.90		(9.07)		15.19	(0.30)	(2.01)	3.01

Distributions from net investment income(d)		(0.34)	(1.91)		(1.37)	(0.99)	(1.56)	(1.76)

Net asset value, end of period	$51.81		$47.25		$58.23	$44.41	$45.70	$49.27

Total Return(e)
Based on net asset value	10.41	%(f)	(15.80	)%(b)	34.39%	(0.66)%	(3.96)%	6.36%

Ratios to Average Net Assets(g)
Total expenses	0.09	%(h)	0.09%		0.09%	0.09%	0.10%	0.10%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.09%		0.09%	N/A	0.10%	N/A

Net investment income	1.53	%(h)	2.98	%(b)	2.46%	2.45%	3.62%	3.09%

Supplemental Data
Net assets, end of period (000)	$4,124,266		$3,926,722		$5,287,174	$3,463,613	$3,217,533	$2,522,811

Portfolio turnover rate(i)		2%	5%		3%	3%	4%	3%

(a)	Based on average shares outstanding.
(b)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2022:

• Net investment income per share by $0.01.

• Total return by 0.02%.

• Ratio of net investment income to average net assets by 0.01%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

138	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI International Developed Markets ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$56.46		$67.86	$52.39	$54.31	$57.40	$54.82

Net investment income(a)	0.57		1.85	1.60	1.46	1.76	1.79
Net realized and unrealized gain (loss)(b)	4.11		(10.90)	15.42	(2.04)	(3.27)	2.06

Net increase (decrease) from investment operations	4.68		(9.05)	17.02	(0.58)	(1.51)	3.85

Distributions from net investment income(c)		(0.33)	(2.35)	(1.55)	(1.34)	(1.58)	(1.27)

Net asset value, end of period	$60.81		$56.46	$67.86	$52.39	$54.31	$57.40

Total Return(d)
Based on net asset value	8.31	%(e)	(13.57)%	32.63%	(1.14)%	(2.48)%	7.07%

Ratios to Average Net Assets(f)
Total expenses	0.04	%(g)	0.05%	0.05%	0.05%	0.05%	0.07%

Total expenses after fees waived	0.04	%(g)	0.05%	0.05%	0.05%	0.05%	0.03%

Net investment income	2.08	%(g)	2.93%	2.56%	2.81%	3.28%	3.08%

Supplemental Data
Net assets, end of period (000)	$10,571,410		$7,377,094	$6,158,362	$2,844,598	$1,425,653	$904,114

Portfolio turnover rate(h)		1%	6%	7%	17%	5%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	139

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Pacific ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$54.78		$65.86	$52.60	$55.60	$58.23	$55.49

Net investment income(a)	0.77		1.66	1.42	1.45	1.64	1.59
Net realized and unrealized gain (loss)(b)	2.87		(10.02)	13.15	(2.72)	(2.67)	3.01

Net increase (decrease) from investment operations	3.64		(8.36)	14.57	(1.27)	(1.03)	4.60

Distributions from net investment income(c)		(0.53)	(2.72)	(1.31)	(1.73)	(1.60)	(1.86)

Net asset value, end of period	$57.89		$54.78	$65.86	$52.60	$55.60	$58.23

Total Return(d)
Based on net asset value	6.68	%(e)	(13.01)%	27.70%	(2.45)%	(1.61)%	8.28%

Ratios to Average Net Assets(f)
Total expenses	0.09	%(g)	0.09%	0.09%	0.09%	0.10%	0.10%

Net investment income	2.91	%(g)	2.72%	2.24%	2.67%	2.97%	2.71%

Supplemental Data
Net assets, end of period (000)	$1,441,447		$1,501,051	$1,119,667	$904,692	$1,034,208	$890,946

Portfolio turnover rate(h)		4%	16%	6%	5%	5%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

140	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Total International Stock ETF (Consolidated)

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20		Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$59.02		$72.22		$56.92	$57.96		$61.36	$59.26

Net investment income(a)	0.64	(b)	1.93	(b)	1.58	1.53		1.77	1.79
Net realized and unrealized gain (loss)(c)	3.74		(12.82)		15.28	(1.06)		(3.55)	1.98

Net increase (decrease) from investment operations	4.38		(10.89)		16.86	0.47		(1.78)	3.77

Distributions from net investment income(d)		(0.49)	(2.31)		(1.56)	(1.51)		(1.62)	(1.67)

Net asset value, end of period	$62.91		$59.02		$72.22	$56.92		$57.96	$61.36

Total Return(e)
Based on net asset value	7.46	%(b)(f)	(15.36	)%(b)	29.71%	0.77	%(g)	(2.73)%	6.39%

Ratios to Average Net Assets(h)
Total expenses	0.07	%(i)	0.09%		0.09%	0.09%		0.10%	0.11%

Total expenses after fees waived	0.07	%(i)	0.09%		0.09%	0.09%		0.10%	0.11%

Total expenses excluding professional fees for foreign withholding tax claims	0.07	%(i)	0.09%		0.09%	N/A		0.10%	N/A

Net investment income	2.22	%(b)(i)	2.87	%(b)	2.35%	2.72%		3.09%	2.87%

Supplemental Data
Net assets, end of period (000)	$31,535,496		$28,113,472		$30,065,795	$19,546,312		$15,457,552	$10,591,357

Portfolio turnover rate(j)		2%	10%		7%	7%		6%	2%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2023 and year ended July 31, 2022:

• Net investment income per share by $0.01 and $0.00.

• Total return by 0.01% and 0.01%.

• Ratio of net investment income to average net assets by 0.02% and 0.00%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	141

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core MSCI EAFE	Diversified
Core MSCI Europe	Diversified
Core MSCI International Developed Markets	Diversified
Core MSCI Pacific	Diversified
Core MSCI Total International Stock	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for the iShares Core MSCI Total International Stock ETF includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The net assets of the Subsidiary as of period end were $244,725, which is less than 0.1% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

The iShares Core MSCI Total International Stock ETF has conducted its investment activities in India through its Subsidiary and, where applicable, expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius, have the place of effective management outside of India, and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

142	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, the Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the Financial Services Commission (the “FSC”), the Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against the Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its Consolidated Statements of Operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. There can be no assurance, however, that the DTAA will remain in effect during the Subsidiary’s existence or that it will continue to enjoy its benefits on the shares acquired prior to April 1, 2017.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.

N O T E S T O F I N A N C I A L S T A T E M E N T S	143

Notes to Financial Statements  (unaudited) (continued)

When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements  (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Core MSCI EAFE
Barclays Bank PLC	$9,614,099	$(9,614,099)	$—		$—
Barclays Capital, Inc.	73,537,283	(73,537,283)	—		—
BNP Paribas SA	27,288,030	(27,288,030)	—		—
BofA Securities, Inc.	84,386,687	(84,386,687)	—		—
Citigroup Global Markets, Inc.	57,261,143	(57,261,143)	—		—
Credit Suisse Securities (USA) LLC	163,255	(163,255)	—		—
Deutsche Bank Securities, Inc.	2,526	(2,526)	—		—
Goldman Sachs & Co. LLC	194,590,558	(194,590,558)	—		—
HSBC Bank PLC	116,199,374	(116,199,374)	—		—
J.P. Morgan Securities LLC	62,355,690	(62,355,690)	—		—
Jefferies LLC	6,421,612	(6,421,612)	—		—
Macquarie Bank Ltd.	21,880,351	(21,880,351)	—		—
Morgan Stanley	184,712,481	(184,712,481)	—		—
National Financial Services LLC	340,476	(340,476)	—		—
Nomura Securities International, Inc.	3,795,659	(3,795,659)	—		—
Scotia Capital (USA), Inc.	677,857	(677,857)	—		—
SG Americas Securities LLC	726,626	(726,626)	—		—
State Street Bank & Trust Co.	23,878,268	(23,878,268)	—		—
Toronto-Dominion Bank	19,813,348	(19,813,348)	—		—
UBS AG	24,589,639	(24,589,639)	—		—
UBS Securities LLC	61,962	(61,962)	—		—

	$912,296,924	$(912,296,924)	$—		$—

Core MSCI Europe
Barclays Capital, Inc.	$714,566	$(714,566)	$—		$—
BNP Paribas SA	492,889	(492,889)	—		—
BofA Securities, Inc.	4,883,516	(4,883,516)	—		—
Citigroup Global Markets, Inc.	1,052,710	(1,052,710)	—		—
Goldman Sachs & Co. LLC	7,660,857	(7,660,857)	—		—
HSBC Bank PLC	14,340,676	(14,340,676)	—		—
J.P. Morgan Securities LLC	3,340,538	(3,340,538)	—		—
Jefferies LLC	213,954	(213,954)	—		—
Macquarie Bank Ltd.	5,271	(5,271)	—		—
Morgan Stanley	10,354,088	(10,354,088)	—		—
Scotia Capital (USA), Inc.	253,353	(253,353)	—		—
SG Americas Securities LLC	1,742	(1,742)	—		—
UBS AG	3,175,623	(3,175,623)	—		—
Wells Fargo Bank N.A.	252,840	(252,840)	—		—

	$46,742,623	$(46,742,623)	$—		$—

Core MSCI International Developed Markets
Barclays Bank PLC	$1,550,515	$(1,550,515)	$—		$—
BNP Paribas SA	545,757	(545,757)	—		—
BofA Securities, Inc.	13,132,772	(13,132,772)	—		—
Citigroup Global Markets, Inc.	4,303,825	(4,303,825)	—		—
Goldman Sachs & Co. LLC	9,305,884	(9,305,884)	—		—
HSBC Bank PLC	11,178,300	(11,178,300)	—		—
J.P. Morgan Securities LLC	6,805,641	(6,805,641)	—		—
Jefferies LLC	31,418	(31,418)	—		—
Macquarie Bank Ltd.	479,368	(479,368)	—		—
Morgan Stanley	25,797,793	(25,797,793)	—		—
Scotia Capital (USA), Inc.	2,417,337	(2,350,396)	—		66,941
SG Americas Securities LLC	9	(9)	—		—
State Street Bank & Trust Co.	2,238,473	(2,238,473)	—		—
UBS AG	1,556,159	(1,556,159)	—		—
Wells Fargo Bank N.A.	64,860	(64,860)	—		—

	$79,408,111	$(79,341,170)	$—		$66,941

N O T E S T O F I N A N C I A L S T A T E M E N T S	145

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Core MSCI Pacific
BNP Paribas SA	$131,330	$(127,998)	$—		$3,332
BofA Securities, Inc.	3,226,659	(3,226,659)	—		—
Citigroup Global Markets, Inc.	4,229,476	(4,229,476)	—		—
Credit Suisse Securities (USA) LLC	96,242	(96,242)	—		—
HSBC Bank PLC	159,341	(159,341)	—		—
J.P. Morgan Securities LLC	277,800	(277,800)	—		—
Jefferies LLC	462,943	(462,943)	—		—
Macquarie Bank Ltd.	1,388,066	(1,388,066)	—		—
Morgan Stanley	2,354,881	(2,354,881)	—		—
Nomura Securities International, Inc.	120,831	(120,831)	—		—
State Street Bank & Trust Co.	264,055	(264,055)	—		—
Toronto-Dominion Bank	2,401,858	(2,401,858)	—		—
UBS AG	117,643	(117,643)	—		—

	$15,231,125	$(15,227,793)	$—		$3,332

Core MSCI Total International Stock
Barclays Bank PLC	$3,525,485	$(3,525,485)	$—		$—
Barclays Capital, Inc.	14,126,070	(14,126,070)	—		—
BNP Paribas SA	2,989,188	(2,989,188)	—		—
BofA Securities, Inc.	42,920,223	(42,920,223)	—		—
Citigroup Global Markets, Inc.	10,553,467	(10,553,467)	—		—
Credit Suisse Securities (USA) LLC	2,820,255	(2,779,331)	—		40,924	(b)
Goldman Sachs & Co. LLC	56,562,446	(56,562,446)	—		—
HSBC Bank PLC	91,593,140	(91,593,140)	—		—
J.P. Morgan Securities LLC	29,700,775	(29,700,775)	—		—
J.P. Morgan Securities PLC	1,819,184	(1,819,184)	—		—
Jefferies LLC	1,312,796	(1,312,796)	—		—
Macquarie Bank Ltd.	19,214,585	(19,214,585)	—		—
Morgan Stanley	113,685,692	(113,685,692)	—		—
Nomura Securities International, Inc.	455,627	(455,627)	—		—
Scotia Capital (USA), Inc.	4,013,380	(4,013,380)	—		—
SG Americas Securities LLC	6,787,479	(6,787,479)	—		—
State Street Bank & Trust Co.	2,298,857	(2,298,857)	—		—
Toronto-Dominion Bank	211,783	(211,783)	—		—
UBS AG	8,368,543	(8,368,543)	—		—
Wells Fargo Bank N.A.	12,348	(12,348)	—		—

	$412,971,323	$(412,930,399)	$—		$40,924

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of January 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

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Notes to Financial Statements  (unaudited) (continued)

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Core MSCI EAFE	0.07%
Core MSCI Europe	0.09
Core MSCI International Developed Markets	0.04
Core MSCI Pacific	0.09
Core MSCI Total International Stock	0.07

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares Core MSCI Total International Stock ETF, BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

For six months ended January 31, 2023, there were no fees waived by BFA pursuant to this arrangement.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	147

Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Core MSCI EAFE	$2,393,120
Core MSCI Europe	85,229
Core MSCI International Developed Markets	167,649
Core MSCI Pacific	34,445
Core MSCI Total International Stock	960,052

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core MSCI EAFE	$375,627,357	$62,432,733	$(16,079,605)
Core MSCI Europe	24,024,215	10,852,087	(4,976,649)
Core MSCI International Developed Markets	28,349,070	18,315,484	(3,058,270)
Core MSCI Pacific	7,514,553	7,333,001	(1,472,509)
Core MSCI Total International Stock	16,977,926	39,755,531	(15,452,001)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Core MSCI EAFE	$2,177,351,469	$1,166,840,949
Core MSCI Europe	90,192,681	64,862,804
Core MSCI International Developed Markets	285,136,063	116,647,819
Core MSCI Pacific	81,464,320	59,906,802
Core MSCI Total International Stock	1,065,888,743	447,986,221

For the six months ended January 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core MSCI Europe	$101,636,906	$250,121,307
Core MSCI International Developed Markets	2,269,011,479	—
Core MSCI Pacific	200,522,374	362,279,431
Core MSCI Total International Stock	904,059,752	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

148	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

As of July 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts

Core MSCI EAFE	$2,231,410,048
Core MSCI Europe	128,191,936
Core MSCI International Developed Markets	187,985,406
Core MSCI Pacific	38,681,520
Core MSCI Total International Stock	1,210,608,492

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core MSCI EAFE	$91,523,336,368	$16,653,912,891	$(11,067,423,304)	$5,586,489,587
Core MSCI Europe	4,453,957,038	352,351,111	(658,673,247)	(306,322,136)
Core MSCI International Developed Markets	9,887,441,955	1,255,921,159	(524,443,981)	731,477,178
Core MSCI Pacific	1,430,654,629	143,978,629	(121,426,981)	22,551,648
Core MSCI Total International Stock	29,263,281,123	5,139,024,716	(2,543,560,839)	2,595,463,877

9.	LINE OF CREDIT

The iShares Core MSCI Total International Stock ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended January 31, 2023, the Fund did not borrow under the Syndicated Credit Agreement.

Effective April 21, 2022, the iShares Core MSCI Total International Stock ETF, along with certain other iShares funds (“Mauritius Participating Funds”), was a party to a $1.50 billion unsecured and uncommitted line of credit (“Uncommitted Liquidity Facility”) with State Street Bank and Trust Company, which was used solely to facilitate trading associated with the closure of the Fund’s Mauritius subsidiary. The Uncommitted Liquidity Facility had interest at a rate equal to the higher of (a) the U.S. Federal Funds rate (not less than zero) plus 1.25% per annum or (b) the Overnight Bank Funding rate (not less than zero) plus 1.25% per annum on amounts borrowed. The Uncommitted Liquidity Facility was terminated on December 7, 2022.

During the six months ended January 31, 2023, the Fund did not borrow under the Uncommitted Liquidity Facility.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

N O T E S T O F I N A N C I A L S T A T E M E N T S	149

Notes to Financial Statements  (unaudited) (continued)

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

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Notes to Financial Statements  (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/23		Year Ended 07/31/22

iShares ETF	Shares	Amount	Shares	Amount

Core MSCI EAFE
Shares sold	5,200,000	$330,186,849	132,000,000	$9,651,287,073
Shares redeemed	—	—	(10,800,000)	(653,737,572)

	5,200,000	$330,186,849	121,200,000	$8,997,549,501

Core MSCI Europe
Shares sold	2,400,000	$123,347,629	14,200,000	$800,524,413
Shares redeemed	(5,900,000)	(255,944,405)	(21,900,000)	(1,036,742,823)

	(3,500,000)	$(132,596,776)	(7,700,000)	$(236,218,410)

Core MSCI International Developed Markets
Shares sold	43,200,000	$2,394,134,775	39,900,000	$2,466,975,309

Core MSCI Pacific
Shares sold	3,900,000	$215,025,265	11,600,000	$632,830,961
Shares redeemed	(6,400,000)	(362,745,909)	(1,200,000)	(76,152,450)

	(2,500,000)	$(147,720,644)	10,400,000	$556,678,511

Core MSCI Total International Stock
Shares sold	25,000,000	$1,379,562,252	60,000,000	$4,124,957,765

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares Core MSCI EAFE ETF and iShares Core MSCI Total International Stock ETF is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	151

Notes to Financial Statements  (unaudited) (continued)

13.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

On March 16, 2023, iShares Core MSCI Total International Stock ETF finalized its transfer of assets of the Fund’s wholly owned Mauritius Subsidiary to the Fund through an on-exchange transaction in India.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core MSCI EAFE ETF, iShares Core MSCI Europe ETF, iShares Core MSCI International Developed Markets ETF, iShares Core MSCI Pacific ETF and iShares Core MSCI Total International Stock ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	153

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	155

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iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-710-0123

JANUARY 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI Intl Momentum Factor ETF | IMTM | NYSE Arca

•	iShares MSCI Intl Quality Factor ETF | IQLT | NYSE Arca

•	iShares MSCI Intl Size Factor ETF | ISZE | NYSE Arca

•	iShares MSCI Intl Value Factor ETF | IVLU | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside. Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(0.44)%	(8.22)%

U.S. small cap equities (Russell 2000® Index)	3.25	(3.38)

International equities (MSCI Europe, Australasia, Far East Index)	9.52	(2.83)

Emerging market equities (MSCI Emerging Markets Index)	4.92	(12.12)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.58	1.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(5.60)	(11.62)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.37)	(8.36)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.73	(3.25)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	1.46	(5.22)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2023	iShares® MSCI Intl Momentum Factor ETF

Investment Objective

The iShares MSCI Intl Momentum Factor ETF(the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics, as represented by the MSCI World ex USA Momentum Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	6.20%	(7.39)%	2.80%	5.53%	(7.39)%	14.79%	54.21%
Fund Market	6.34	(7.18)	2.77	5.55	(7.18)	14.66	54.44
Index	6.32	(6.65)	2.89	5.73	(6.65)	15.32	56.54

The inception date of the Fund was January 13, 2015. The first day of secondary market trading was January 15, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$1,062.00	$1.56		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	18.8%
Energy	16.9
Industrials	15.1
Health Care	14.8
Consumer Discretionary	8.3
Consumer Staples	8.2
Communication Services	5.9
Materials	5.5
Information Technology	3.7
Utilities	2.0
Real Estate	0.8

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Japan	32.2%
United Kingdom	18.1
Canada	10.9
France	7.5
Australia	7.4
Germany	4.6
Switzerland	4.4
Denmark	4.2
Italy	1.4
Singapore	1.4

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2023	iShares® MSCI Intl Quality Factor ETF

Investment Objective

The iShares MSCI Intl Quality Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large-and mid-capitalization stocks exhibiting relatively higher quality characteristics as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity, as represented by the MSCI World ex USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	7.69%	(3.42)%	5.08%	6.55%	(3.42)%	28.09%	66.68%
Fund Market	7.52	(3.36)	5.03	6.57	(3.36)	27.79	66.96
Index	7.83	(2.94)	5.03	6.67	(2.94)	27.79	68.10

The inception date of the Fund was January 13, 2015. The first day of secondary market trading was January 15, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,076.90	$ 1.57		$ 1,000.00	$ 1,023.70	$ 1.53		0.30%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)
Financials	20.3%
Industrials	14.5
Health Care	11.7
Consumer Discretionary	11.2
Consumer Staples	9.4
Materials	8.6
Information Technology	8.2
Energy	6.1
Communication Services	4.3
Utilities	3.3
Real Estate	2.4

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	15.6%
Switzerland	13.4
Japan	11.8
France	9.8
Canada	7.1
Netherlands	7.0
Denmark	6.6
Australia	6.0
Hong Kong	5.1
Germany	4.7

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2023	iShares® MSCI Intl Size Factor ETF

Investment Objective

The iShares MSCI Intl Size Factor ETF(the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI World ex USA Low Size Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	6.36%	(5.08)%	1.22%	3.94%	(5.08)%	6.27%	34.29%
Fund Market	6.42	(5.10)	1.12	3.88	(5.10)	5.75	33.72
Index	6.64	(4.44)	1.16	3.97	(4.44)	5.92	34.55

The inception date of the Fund was June 16, 2015. The first day of secondary market trading was June 18, 2015.

Index performance through December 2, 2018 reflects the performance of the MSCI World ex USA Risk Weighted Index. Index performance beginning on December 3, 2018 reflects the performance of the MSCI World ex USA Low Size Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,063.60	$1.56		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Industrials	18.9%
Financials	16.4
Consumer Discretionary	10.9
Materials	9.6
Consumer Staples	7.8
Information Technology	7.7
Real Estate	7.0
Health Care	6.8
Communication Services	6.5
Utilities	5.2
Energy	3.2

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	27.0%
Canada	9.8
United Kingdom	9.5
France	7.4
Australia	6.9
Germany	6.4
Switzerland	4.7
Sweden	4.6
Hong Kong	4.0
Netherlands	3.0

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2023	iShares® MSCI Intl Value Factor ETF

Investment Objective

The iShares MSCI IntlValue Factor ETF(the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI World ex USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	12.26%	(0.67)%	1.09%	3.15%	(0.67)%	5.59%	26.74%
Fund Market	12.26	(0.70)	1.04	3.17	(0.70)	5.29	26.85
Index	12.53	(0.08)	1.11	3.19	(0.08)	5.68	27.03

The inception date of the Fund was June 16, 2015. The first day of secondary market trading was June 18, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,122.60	$1.61		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	22.4%
Industrials	14.8
Health Care	11.5
Consumer Discretionary	10.0
Consumer Staples	9.2
Materials	8.6
Information Technology	7.5
Energy	6.2
Communication Services	4.2
Utilities	3.3
Real Estate	2.3

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	31.7%
United Kingdom	17.9
France	11.6
Germany	9.7
Switzerland	5.7
Italy	3.9
Canada	3.0
Australia	2.9
Spain	2.9
Netherlands	2.4

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.3%
APA Group	153,500	$1,148,780
Aurizon Holdings Ltd.	150,695	393,880
BHP Group Ltd.	464,841	16,279,722
Brambles Ltd.	225,471	1,917,304
Commonwealth Bank of Australia	163,197	12,739,494
Computershare Ltd.	84,296	1,419,701
Endeavour Group Ltd./Australia	108,791	510,835
IGO Ltd.	134,038	1,393,361
Insurance Australia Group Ltd.	295,218	1,025,225
Lottery Corp. Ltd. (The)(a)	218,540	728,864
Mineral Resources Ltd.	42,563	2,694,667
National Australia Bank Ltd.	373,707	8,432,373
Origin Energy Ltd.	131,225	696,748
Pilbara Minerals Ltd.(a)	696,663	2,369,990
Qantas Airways Ltd.(a)	107,294	484,307
QBE Insurance Group Ltd.	150,224	1,465,723
Telstra Corp. Ltd.	352,634	1,019,177
Treasury Wine Estates Ltd.	105,951	1,091,378
Vicinity Ltd.	466,589	682,638
WiseTech Global Ltd.	22,244	964,490
Woodside Energy Group Ltd.	387,430	10,032,063

		67,490,720

Austria — 0.1%
OMV AG	11,867	594,421

Belgium — 0.7%
Argenx SE(a)	12,743	4,853,636
D’ieteren Group	3,368	643,676
Elia Group SA/NV	3,622	508,595

		6,005,907

Canada — 10.8%
Alimentation Couche-Tard Inc.	135,327	6,179,752
ARC Resources Ltd.	108,605	1,261,909
Cameco Corp.	43,760	1,224,445
Canadian National Railway Co.	60,215	7,167,601
Canadian Natural Resources Ltd.	170,940	10,492,405
Canadian Pacific Railway Ltd.	114,778	9,059,401
CCL Industries Inc., Class B, NVS	17,255	807,019
Cenovus Energy Inc.	252,022	5,034,568
Descartes Systems Group Inc. (The)(a)	10,274	749,769
Dollarama Inc.	63,587	3,802,651
Element Fleet Management Corp.	100,397	1,418,559
Enbridge Inc.	147,831	6,053,010
Fairfax Financial Holdings Ltd.	3,094	2,048,335
George Weston Ltd.	6,532	840,316
Gildan Activewear Inc.	16,135	505,920
Hydro One Ltd.(b)	38,362	1,048,897
iA Financial Corp. Inc.	13,223	816,207
Imperial Oil Ltd.	44,833	2,450,307
Intact Financial Corp.	33,614	4,876,563
Ivanhoe Mines Ltd., Class A(a)	51,294	481,887
Loblaw Companies Ltd.	18,923	1,695,255
Metro Inc.	30,288	1,643,981
Nutrien Ltd.	66,715	5,522,521
Pembina Pipeline Corp.	51,408	1,824,036
Restaurant Brands International Inc.	39,241	2,625,701
Ritchie Bros Auctioneers Inc.	16,855	1,019,243
Saputo Inc.	43,231	1,191,773

Security	Shares	Value

Canada (continued)
Shaw Communications Inc., Class B, NVS	32,189	$958,013
Suncor Energy Inc.	194,879	6,763,753
Teck Resources Ltd., Class B	43,999	1,903,410
TFI International Inc.	9,360	1,042,470
Thomson Reuters Corp.	20,326	2,417,947
Tourmaline Oil Corp.	63,468	2,957,913
WSP Global Inc.	14,674	1,871,320

		99,756,857

Denmark — 4.2%
Danske Bank A/S	100,405	2,091,794
Genmab A/S(a)	9,176	3,596,042
Novo Nordisk A/S, Class B	229,180	31,716,167
Tryg A/S	39,144	898,280

		38,302,283

Finland — 0.9%
Nokia OYJ	399,504	1,894,255
Orion OYJ, Class B	20,351	1,090,297
Sampo OYJ, Class A	57,373	3,012,052
UPM-Kymmene OYJ	67,937	2,462,459

		8,459,063

France — 7.5%
Aeroports de Paris(a)	3,770	584,868
Airbus SE	63,132	7,914,596
AXA SA	181,127	5,650,985
Bollore SE	118,518	663,152
Dassault Aviation SA	4,665	796,611
Edenred	34,023	1,853,215
Electricite de France SA	95,923	1,259,954
Engie SA	262,443	3,726,655
EssilorLuxottica SA	22,189	4,071,223
Getlink SE	50,668	856,987
Hermes International(c)	3,710	6,943,299
Ipsen SA	5,032	528,536
Publicis Groupe SA	21,895	1,544,465
Renault SA(a)	28,113	1,143,059
Sodexo SA	13,717	1,359,805
Thales SA	22,164	2,931,395
TotalEnergies SE	422,328	26,108,636
Worldline SA/France(a)(b)	27,874	1,264,529

		69,201,970

Germany — 4.5%
Bayer AG, Registered	78,603	4,892,639
Beiersdorf AG	11,596	1,409,814
Commerzbank AG(a)	178,583	2,041,459
Daimler Truck Holding AG(a)	54,451	1,829,751
Deutsche Boerse AG	23,808	4,260,258
Deutsche Lufthansa AG, Registered(a)	72,254	765,510
Deutsche Telekom AG, Registered	533,981	11,896,456
Hannover Rueck SE	7,913	1,606,881
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	20,331	7,343,706
Rheinmetall AG	7,693	1,797,527
RWE AG	80,632	3,589,646

		41,433,647

Hong Kong — 0.1%
Swire Pacific Ltd., Class A	64,000	586,489

Ireland — 0.7%
AIB Group PLC	178,161	748,381

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Bank of Ireland Group PLC	191,903	$2,050,262
Flutter Entertainment PLC, Class DI(a)	24,290	3,773,038

		6,571,681

Israel — 0.8%
Bank Hapoalim BM	171,324	1,542,011
Bank Leumi Le-Israel BM	155,923	1,377,951
Bezeq The Israeli Telecommunication Corp. Ltd.	468,478	776,368
CyberArk Software Ltd.(a)	3,479	490,122
Elbit Systems Ltd.	4,502	755,814
ICL Group Ltd.	67,083	532,615
Israel Discount Bank Ltd., Class A	130,310	666,498
Mizrahi Tefahot Bank Ltd.	22,219	733,908
Tower Semiconductor Ltd.(a)	16,693	702,193

		7,577,480

Italy — 1.4%
Eni SpA	273,353	4,206,418
Mediobanca Banca di Credito Finanziario SpA	48,184	517,976
Tenaris SA	86,092	1,525,614
UniCredit SpA	333,722	6,517,970

		12,767,978

Japan — 32.1%
Aeon Co. Ltd.	98,400	2,017,365
Ajinomoto Co. Inc.	95,600	3,151,797
ANA Holdings Inc.(a)	24,800	548,892
Astellas Pharma Inc.	236,000	3,473,951
Bandai Namco Holdings Inc.	30,600	2,046,337
Bridgestone Corp.	88,100	3,289,054
Brother Industries Ltd.	36,700	570,034
Canon Inc.	161,000	3,572,967
Capcom Co. Ltd.	33,400	1,082,287
Central Japan Railway Co.	17,900	2,183,348
Chiba Bank Ltd. (The)	79,600	602,286
Dai Nippon Printing Co. Ltd.	31,000	731,899
Dai-ichi Life Holdings Inc.	82,600	1,938,024
Daiichi Sankyo Co. Ltd.	472,200	14,830,353
Daikin Industries Ltd.	29,300	5,089,251
Daito Trust Construction Co. Ltd.	9,800	968,422
Denso Corp.	33,900	1,830,793
Dentsu Group Inc.	25,500	821,326
Disco Corp.	4,500	1,351,947
East Japan Railway Co.	53,300	2,971,912
Eisai Co. Ltd.	51,200	3,167,741
ENEOS Holdings Inc.	422,100	1,511,201
Fast Retailing Co. Ltd.	11,800	7,166,840
Fuji Electric Co. Ltd.	14,500	586,931
Fujitsu Ltd.	13,600	1,936,359
Hamamatsu Photonics KK	20,300	1,084,635
Hankyu Hanshin Holdings Inc.	53,200	1,581,233
Hikari Tsushin Inc.	2,900	413,941
Hirose Electric Co. Ltd.	4,400	572,811
Hitachi Ltd.	129,500	6,791,297
Idemitsu Kosan Co. Ltd.	21,500	537,516
Inpex Corp.	183,500	2,016,415
Isuzu Motors Ltd.	86,600	1,095,086
ITOCHU Corp.	164,500	5,316,939
Itochu Techno-Solutions Corp.	12,500	309,469
Japan Airlines Co. Ltd.(a)	25,800	547,155
Japan Metropolitan Fund Invest	858	663,306
Japan Post Bank Co. Ltd.	53,900	478,895

Security	Shares	Value

Japan (continued)
Japan Post Holdings Co. Ltd.	385,500	$3,384,481
Japan Post Insurance Co. Ltd.	29,500	526,279
Japan Tobacco Inc.	214,100	4,365,907
Kansai Electric Power Co. Inc. (The)	83,700	804,951
KDDI Corp.	268,800	8,398,235
Keisei Electric Railway Co. Ltd.	22,800	665,053
Kintetsu Group Holdings Co. Ltd.	44,500	1,449,141
Kirin Holdings Co. Ltd.	142,500	2,195,886
Konami Group Corp.	7,200	354,049
Kose Corp.	4,700	518,564
Kurita Water Industries Ltd.	15,400	696,361
Kyocera Corp.	49,400	2,563,435
Kyowa Kirin Co. Ltd.	41,500	925,489
Lasertec Corp.	9,000	1,703,906
Marubeni Corp.	220,500	2,705,221
Mazda Motor Corp.	66,300	527,747
Mitsubishi Corp.	135,200	4,527,301
Mitsubishi Estate Co. Ltd.	141,200	1,814,860
Mitsubishi HC Capital Inc.	98,800	504,290
Mitsubishi Heavy Industries Ltd.	81,100	3,179,928
Mitsubishi UFJ Financial Group Inc	1,321,600	9,680,562
Mitsui & Co. Ltd.	238,700	7,042,302
Mitsui Fudosan Co. Ltd.	116,700	2,187,383
Mitsui OSK Lines Ltd.	43,100	1,069,687
Mizuho Financial Group Inc.	300,000	4,686,135
MS&AD Insurance Group Holdings Inc.	55,400	1,776,884
Nexon Co. Ltd.	54,700	1,318,956
Nintendo Co. Ltd.	164,900	7,149,696
Nippon Sanso Holdings Corp.	16,600	270,760
Nippon Steel Corp.	86,100	1,792,147
Nippon Telegraph & Telephone Corp.	241,700	7,247,500
Nippon Yusen KK	40,900	972,964
Nissin Foods Holdings Co. Ltd.	9,000	703,599
Nomura Real Estate Holdings Inc.	18,100	398,932
NTT Data Corp.	49,500	767,813
Obayashi Corp.	80,100	621,313
Obic Co. Ltd.	11,200	1,795,658
Olympus Corp.	250,800	4,714,942
Ono Pharmaceutical Co. Ltd.	73,100	1,586,174
Oriental Land Co. Ltd./Japan	25,700	4,282,130
ORIX Corp.	103,000	1,811,047
Osaka Gas Co. Ltd.	51,300	827,822
Otsuka Holdings Co. Ltd.	55,500	1,780,463
Pan Pacific International Holdings Corp.	59,700	1,104,039
Persol Holdings Co. Ltd.	22,500	493,324
Renesas Electronics Corp.(a)	91,500	941,178
Resona Holdings Inc.	339,700	1,879,806
Ricoh Co. Ltd.	75,500	586,078
Rohm Co. Ltd.	11,600	929,525
Secom Co. Ltd.	22,400	1,334,497
Seiko Epson Corp.	35,400	548,983
Sekisui Chemical Co. Ltd.	44,200	619,166
Sekisui House Ltd.	88,100	1,665,025
Seven & i Holdings Co. Ltd.	100,100	4,726,011
Shionogi & Co. Ltd.	22,700	1,081,757
Shizuoka Financial Group Inc., NVS	63,400	537,102
SoftBank Group Corp.	170,400	8,067,086
Sompo Holdings Inc.	54,600	2,350,469
Square Enix Holdings Co. Ltd.	13,700	647,890
Subaru Corp.	90,600	1,488,706

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Chemical Co. Ltd.	105,700	$405,743
Sumitomo Corp.	132,300	2,374,776
Sumitomo Electric Industries Ltd.	96,300	1,157,156
Sumitomo Mitsui Financial Group Inc.	193,200	8,396,678
Sumitomo Mitsui Trust Holdings Inc.	49,800	1,814,146
Suntory Beverage & Food Ltd.	17,600	594,312
Suzuki Motor Corp.	56,200	2,107,061
T&D Holdings Inc.	44,900	718,681
Taisei Corp.	31,100	1,073,633
Takeda Pharmaceutical Co. Ltd.	238,700	7,504,100
TDK Corp.	57,700	2,061,405
Terumo Corp.	83,400	2,427,803
TIS Inc.	50,400	1,453,302
Tobu Railway Co. Ltd.	36,000	844,671
Toho Co. Ltd./Tokyo	14,900	550,308
Tokio Marine Holdings Inc.	396,400	8,302,480
Tokyo Electric Power Co. Holdings Inc.(a)	278,900	1,044,422
Tokyo Gas Co. Ltd.	78,900	1,652,142
Tokyu Corp.	74,900	963,168
Toppan Inc.	38,300	617,096
Toray Industries Inc.	203,000	1,247,242
Toshiba Corp.	41,000	1,408,213
Toyota Motor Corp.	961,800	14,124,718
Toyota Tsusho Corp.	25,400	1,075,491
Trend Micro Inc./Japan(a)	18,600	920,961
USS Co. Ltd.	32,800	539,500
West Japan Railway Co.	36,900	1,545,317
Yakult Honsha Co. Ltd.	33,800	2,412,911
Yamaha Motor Co. Ltd.	37,700	928,577
Yokogawa Electric Corp.	33,700	591,758
ZOZO Inc.	14,700	381,071

		295,385,452

Netherlands — 1.3%
Aegon NV	180,650	996,428
JDE Peet’s NV	13,639	408,801
Koninklijke Ahold Delhaize NV	105,616	3,152,317
Koninklijke KPN NV	265,483	907,645
NN Group NV	19,405	843,110
OCI NV	18,727	637,475
Wolters Kluwer NV	46,014	5,016,585

		11,962,361

New Zealand — 0.1%
Spark New Zealand Ltd.	244,233	823,489

Norway — 1.2%
Aker BP ASA	33,214	1,011,756
Equinor ASA	255,083	7,774,073
Kongsberg Gruppen ASA	12,775	508,595
Norsk Hydro ASA	111,269	902,152
Yara International ASA	17,782	790,077

		10,986,653

Portugal — 0.2%
Galp Energia SGPS SA	49,587	678,749
Jeronimo Martins SGPS SA	36,531	793,115

		1,471,864

Singapore — 1.4%
City Developments Ltd.	35,100	222,774
DBS Group Holdings Ltd.	196,700	5,384,913
Jardine Cycle & Carriage Ltd.	15,400	341,412

Security	Shares	Value

Singapore (continued)
Keppel Corp. Ltd.	231,200	$1,334,870
Oversea-Chinese Banking Corp. Ltd.	285,900	2,824,791
Singapore Airlines Ltd.	117,100	529,510
United Overseas Bank Ltd.	82,600	1,877,550

		12,515,820

Spain — 1.0%
Acciona SA	2,690	524,819
ACS Actividades de Construccion y Servicios SA	33,151	981,061
CaixaBank SA	707,342	3,138,448
Corp. ACCIONA Energias Renovables SA	12,471	509,990
EDP Renovaveis SA	20,992	456,599
Naturgy Energy Group SA	14,691	416,669
Repsol SA	172,227	2,829,145

		8,856,731

Sweden — 0.9%
Nordea Bank Abp	387,102	4,525,371
Volvo AB, Class A	24,534	509,663
Volvo AB, Class B	172,809	3,429,136

		8,464,170

Switzerland — 4.3%
ABB Ltd., Registered	141,281	4,918,790
Banque Cantonale Vaudoise, Registered	5,721	543,821
Novartis AG, Registered	213,327	19,286,688
Roche Holding AG, Bearer	3,287	1,203,176
UBS Group AG, Registered	293,661	6,268,304
Zurich Insurance Group AG	15,638	7,733,437

		39,954,216

United Kingdom — 18.0%
AstraZeneca PLC	171,284	22,440,337
Aviva PLC	298,742	1,684,859
BAE Systems PLC	668,143	7,072,988
BP PLC	3,480,566	21,023,481
British American Tobacco PLC	373,310	14,310,390
Bunzl PLC	27,546	1,011,247
Burberry Group PLC	46,104	1,404,370
CNH Industrial NV	95,049	1,681,545
Compass Group PLC	246,674	5,892,549
Glencore PLC	1,440,927	9,649,718
HSBC Holdings PLC	1,481,150	10,913,625
Imperial Brands PLC	210,338	5,276,586
NatWest Group PLC, NVS	636,599	2,428,661
Pearson PLC	149,039	1,699,667
RELX PLC	186,227	5,532,600
Shell PLC	1,267,136	37,200,272
Smiths Group PLC	48,657	1,038,681
Unilever PLC	308,121	15,683,068

		165,944,644

Total Common Stocks — 99.5% (Cost: $853,603,910)		915,113,896

Preferred Stocks

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	6,832	647,256

Total Preferred Stocks — 0.1% (Cost: $587,047)		647,256

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/17/23)(a)	32,797	$16,640

Total Rights — 0.0% (Cost: $16,851)		16,640

Total Long-Term Investments — 99.6% (Cost: $854,207,808)		915,777,792

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f)	6,998,102	7,002,301
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(d)(e)	300,000	300,000

Total Short-Term Securities — 0.8% (Cost: $7,300,364)		7,302,301

Total Investments — 100.4% (Cost: $861,508,172)		923,080,093

Liabilities in Excess of Other Assets — (0.4)%		(3,346,060)

Net Assets — 100.0%		$919,734,033

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,219,126	$5,780,886	(a)	$—	$409	$1,880	$7,002,301	6,998,102	$7,312	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,000	110,000	(a)	—	—	—	300,000	300,000	8,092		—

					$409	$1,880	$7,302,301		$15,404		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	111	03/09/23	$1,694	$53,496
Euro STOXX 50 Index	8	03/17/23	364	21,746
FTSE 100 Index	17	03/17/23	1,630	40,854

				$116,096

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Momentum Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$116,096	$—	$—	$—	$116,096

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$150,188	$—	$—	$—	$150,188

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$30,294	$—	$—	$—	$30,294

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$4,054,474

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$67,490,720	$—	$67,490,720
Austria	—	594,421	—	594,421
Belgium	—	6,005,907	—	6,005,907
Canada	99,756,857	—	—	99,756,857
Denmark	—	38,302,283	—	38,302,283
Finland	—	8,459,063	—	8,459,063
France	—	69,201,970	—	69,201,970
Germany	—	41,433,647	—	41,433,647
Hong Kong	—	586,489	—	586,489
Ireland	—	6,571,681	—	6,571,681
Israel	490,122	7,087,358	—	7,577,480
Italy	—	12,767,978	—	12,767,978
Japan	—	295,385,452	—	295,385,452
Netherlands	—	11,962,361	—	11,962,361
New Zealand	—	823,489	—	823,489
Norway	—	10,986,653	—	10,986,653
Portugal	—	1,471,864	—	1,471,864
Singapore	—	12,515,820	—	12,515,820

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Momentum Factor ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Spain	$—	$8,856,731	$—	$8,856,731
Sweden	—	8,464,170	—	8,464,170
Switzerland	—	39,954,216	—	39,954,216
United Kingdom	—	165,944,644	—	165,944,644
Preferred Stocks	—	647,256	—	647,256
Rights	16,640	—	—	16,640
Short-Term Securities
Money Market Funds	7,302,301	—	—	7,302,301

	$107,565,920	$815,514,173	$—	$923,080,093

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$116,096	$—	$116,096

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.0%
Aristocrat Leisure Ltd.	273,538	$6,604,089
ASX Ltd.	193,103	9,449,519
BHP Group Ltd.	3,595,937	125,937,378
BlueScope Steel Ltd.	212,141	2,892,857
Brambles Ltd.	842,510	7,164,326
Dexus	729,425	4,229,249
Fortescue Metals Group Ltd.	971,712	15,348,728
Goodman Group	1,765,840	25,187,190
Insurance Australia Group Ltd.	1,516,923	5,267,928
James Hardie Industries PLC	282,294	6,334,261
Medibank Pvt Ltd.	3,454,720	7,197,160
Mirvac Group	2,385,564	3,854,137
REA Group Ltd.	56,617	5,076,942
Rio Tinto Ltd.	263,184	23,617,410
Stockland	1,481,213	4,138,905
Wesfarmers Ltd.	708,488	24,978,946

		277,279,025

Austria — 0.2%
OMV AG	83,387	4,176,874
Verbund AG	77,351	6,585,906

		10,762,780

Belgium — 0.3%
Ageas SA/NV	120,517	5,883,876
Sofina SA	9,611	2,283,306
Umicore SA	64,900	2,453,511
Warehouses De Pauw CVA	97,113	3,079,636

		13,700,329

Canada — 7.1%
Alimentation Couche-Tard Inc.	381,667	17,428,948
ARC Resources Ltd.	643,741	7,479,791
BRP Inc.	40,461	3,376,337
Canadian National Railway Co.	405,248	48,238,081
Canadian Tire Corp. Ltd., Class A, NVS	24,907	2,961,397
CCL Industries Inc., Class B, NVS	57,077	2,669,499
Cenovus Energy Inc.	860,851	17,196,963
CGI Inc.(a)	96,395	8,261,911
Constellation Software Inc./Canada	10,734	18,964,462
Franco-Nevada Corp.	67,014	9,829,862
Great-West Lifeco Inc.	244,134	6,475,134
iA Financial Corp. Inc.	96,128	5,933,631
IGM Financial Inc.	68,485	2,137,599
Imperial Oil Ltd.	138,515	7,570,411
Intact Financial Corp.	156,765	22,742,736
Manulife Financial Corp.	1,760,704	34,842,235
Nutrien Ltd.	221,513	18,336,359
Power Corp. of Canada	426,557	11,569,984
Sun Life Financial Inc.	524,912	26,376,774
Suncor Energy Inc.	778,453	27,018,120
TFI International Inc.	51,373	5,721,668
TMX Group Ltd.	51,446	5,070,556
Toromont Industries Ltd.	55,267	4,414,963
Tourmaline Oil Corp.	239,473	11,160,588

		325,778,009

Denmark — 6.6%
AP Moller - Maersk A/S, Class A	2,276	4,850,041
AP Moller - Maersk A/S, Class B, NVS	3,675	7,994,196
Carlsberg A/S, Class B	52,169	7,405,995

Security	Shares	Value

Denmark (continued)
Chr Hansen Holding A/S	34,084	$2,516,589
Coloplast A/S, Class B	112,833	13,622,828
DSV A/S	128,530	21,262,722
Novo Nordisk A/S, Class B	1,552,402	214,836,551
Novozymes A/S, Class B	110,320	5,740,672
Orsted A/S(b)	134,552	11,982,122
Pandora A/S	79,824	6,647,017
Rockwool A/S, Class B	5,242	1,502,945
Tryg A/S	279,312	6,409,679

		304,771,357

Finland — 1.7%
Elisa OYJ	137,348	7,825,144
Kesko OYJ, Class B	131,467	3,062,324
Kone OYJ, Class B	371,927	20,283,440
Neste OYJ	426,894	20,406,505
Orion OYJ, Class B	105,012	5,625,979
Sampo OYJ, Class A	445,126	23,368,881

		80,572,273

France — 9.7%
Amundi SA(b)	43,632	2,856,586
AXA SA	1,989,594	62,073,386
BioMerieux	22,444	2,288,073
Euronext NV(b)	70,673	5,726,767
Hermes International	26,415	49,435,913
Ipsen SA	25,218	2,648,773
Kering SA	53,795	33,565,750
La Francaise des Jeux SAEM(b)	95,973	4,106,492
L’Oreal SA	135,158	55,808,306
LVMH Moet Hennessy Louis Vuitton SE	173,526	151,483,967
Sartorius Stedim Biotech	23,164	8,080,257
TotalEnergies SE	1,152,252	71,233,090

		449,307,360

Germany — 4.5%
adidas AG	84,019	13,528,420
Allianz SE, Registered	297,393	71,110,776
Bechtle AG	36,192	1,525,158
Beiersdorf AG	40,907	4,973,375
Brenntag SE	97,120	7,249,815
Deutsche Boerse AG	167,968	30,056,577
Deutsche Post AG, Registered	633,324	27,268,837
GEA Group AG	92,177	4,159,018
Hannover Rueck SE	49,195	9,989,954
Knorr-Bremse AG	47,452	3,118,926
Nemetschek SE	33,478	1,789,879
Rational AG	4,240	2,789,001
Rheinmetall AG	26,905	6,286,556
RWE AG	580,254	25,832,254

		209,678,546

Hong Kong — 5.0%
AIA Group Ltd.	8,338,000	94,283,140
CK Asset Holdings Ltd.	1,229,500	7,860,819
CK Infrastructure Holdings Ltd.	448,500	2,495,253
CLP Holdings Ltd.	813,500	6,044,247
Hang Seng Bank Ltd.	566,000	9,425,719
Henderson Land Development Co. Ltd.	757,000	2,796,354
HK Electric Investments & HK Electric Investments Ltd., Class SS	1,396,500	965,306
Hong Kong & China Gas Co. Ltd.	6,371,370	6,396,982
Hong Kong Exchanges & Clearing Ltd.	1,360,500	61,191,994

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Power Assets Holdings Ltd.	1,083,000	$6,127,795
Sino Land Co. Ltd.	1,678,000	2,180,523
SITC International Holdings Co. Ltd.	1,269,000	2,772,257
Sun Hung Kai Properties Ltd.	883,000	12,522,371
Swire Properties Ltd.	632,600	1,777,958
Techtronic Industries Co. Ltd.	973,000	12,543,704
Xinyi Glass Holdings Ltd.	1,472,000	3,134,075

		232,518,497

Ireland — 0.2%
Kingspan Group PLC	107,276	6,899,568
Smurfit Kappa Group PLC	95,011	3,988,992

		10,888,560

Israel — 0.6%
Azrieli Group Ltd.	21,144	1,361,940
Bank Hapoalim BM	859,251	7,733,736
Bank Leumi Le-Israel BM	1,044,520	9,230,822
Check Point Software Technologies Ltd.(a)	62,567	7,958,522

		26,285,020

Italy — 2.1%
Assicurazioni Generali SpA	864,685	16,879,783
Ferrari NV	101,282	25,308,768
FinecoBank Banca Fineco SpA	596,025	10,699,750
Moncler SpA	141,201	8,837,438
Recordati Industria Chimica e Farmaceutica SpA	65,202	2,856,401
Snam SpA	1,071,480	5,457,615
Stellantis NV	1,838,665	28,905,633

		98,945,388

Japan — 11.8%
Advantest Corp.	123,200	8,831,097
Bandai Namco Holdings Inc.	132,900	8,887,521
Capcom Co. Ltd.	140,000	4,536,533
Chugai Pharmaceutical Co. Ltd.	578,200	14,989,882
CyberAgent Inc.	309,700	2,896,299
Daifuku Co. Ltd.	56,600	3,116,605
Daito Trust Construction Co. Ltd.	60,900	6,018,050
Daiwa House Industry Co. Ltd.	415,100	9,968,632
Disco Corp.	16,500	4,957,138
Hakuhodo DY Holdings Inc.	137,900	1,490,332
Hoya Corp.	235,800	25,931,378
Itochu Techno-Solutions Corp.	34,500	854,134
Japan Exchange Group Inc.	519,500	7,950,722
Japan Real Estate Investment Corp.	629	2,696,831
Japan Tobacco Inc.	392,200	7,997,705
Kakaku.com Inc.	148,300	2,472,470
Kao Corp.	153,400	6,200,710
KDDI Corp.	1,159,700	36,233,009
Kikkoman Corp.	50,900	2,692,208
Kobayashi Pharmaceutical Co. Ltd.	19,100	1,371,229
Kobe Bussan Co. Ltd.	83,100	2,399,242
Koei Tecmo Holdings Co. Ltd.	93,380	1,698,223
Konami Group Corp.	68,900	3,388,052
Lasertec Corp.	54,900	10,393,827
M3 Inc.	236,800	6,474,800
McDonald’s Holdings Co. Japan Ltd.	49,000	1,935,861
MEIJI Holdings Co. Ltd.	36,300	1,872,088
MISUMI Group Inc.	162,200	4,082,162
Mitsui OSK Lines Ltd.	231,900	5,755,460
MonotaRO Co. Ltd.	239,900	3,634,090
MS&AD Insurance Group Holdings Inc.	377,900	12,120,656

Security	Shares	Value

Japan (continued)
Nexon Co. Ltd.	338,900	$8,171,741
Nihon M&A Center Holdings Inc.	245,500	2,509,846
Nintendo Co. Ltd.	1,087,300	47,142,900
Nippon Building Fund Inc.	811	3,544,364
Nippon Prologis REIT Inc.	1,160	2,632,203
Nippon Telegraph & Telephone Corp.	739,100	22,162,296
Nissan Chemical Corp.	70,400	3,323,558
Nitori Holdings Co. Ltd.	41,400	5,479,526
Nitto Denko Corp.	48,800	3,154,306
Nomura Research Institute Ltd.	129,200	3,101,778
Obic Co. Ltd.	31,100	4,986,159
Open House Group Co. Ltd.	37,800	1,429,984
Oracle Corp. Japan	32,100	2,199,069
Osaka Gas Co. Ltd.	232,100	3,745,371
Otsuka Corp.	45,900	1,510,089
Persol Holdings Co. Ltd.	110,600	2,424,961
Recruit Holdings Co. Ltd.	976,100	31,391,631
Secom Co. Ltd.	110,900	6,606,952
Sekisui House Ltd.	288,000	5,442,987
SG Holdings Co. Ltd.	220,700	3,405,692
Shimadzu Corp.	91,500	2,811,892
Shimano Inc.	45,300	8,078,593
Shin-Etsu Chemical Co. Ltd.	167,400	24,678,612
SMC Corp.	35,500	18,030,825
Sompo Holdings Inc.	269,300	11,593,065
Square Enix Holdings Co. Ltd.	77,700	3,674,531
Sumitomo Metal Mining Co. Ltd.	91,000	3,694,894
T&D Holdings Inc.	307,300	4,918,720
Tokio Marine Holdings Inc.	1,495,500	31,322,804
Tokyo Electron Ltd.	109,600	38,307,847
Tosoh Corp.	104,400	1,365,908
Trend Micro Inc./Japan(a)	56,100	2,777,737
Unicharm Corp.	147,900	5,641,739
USS Co. Ltd.	127,000	2,088,917
Welcia Holdings Co. Ltd.	35,500	793,448
Yamaha Corp.	62,500	2,430,254
ZOZO Inc.	117,200	3,038,200

		543,460,345

Netherlands — 7.0%
Adyen NV(a)(b)	13,517	20,436,447
ASM International NV	26,340	8,908,345
ASML Holding NV	297,173	196,623,814
NN Group NV	224,342	9,747,228
Prosus NV	505,578	40,823,011
Randstad NV	88,737	5,687,895
Universal Music Group NV	611,622	15,634,505
Wolters Kluwer NV	219,910	23,975,252

		321,836,497

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	370,603	6,082,035
Mercury NZ Ltd.	378,420	1,470,142
Meridian Energy Ltd.	866,698	2,995,486
Spark New Zealand Ltd.	1,512,297	5,099,065

		15,646,728

Norway — 0.8%
Equinor ASA	769,743	23,459,182
Gjensidige Forsikring ASA	231,617	4,162,956
Kongsberg Gruppen ASA	56,832	2,262,578
Mowi ASA	163,680	3,026,715

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Orkla ASA	289,671	$2,162,602
Salmar ASA	41,234	1,917,367

		36,991,400

Portugal — 0.1%
Jeronimo Martins SGPS SA	142,788	3,100,031

Singapore — 0.9%
CapitaLand Ascendas REIT	1,916,100	4,216,628
Oversea-Chinese Banking Corp. Ltd.	2,617,000	25,856,870
Singapore Exchange Ltd.	958,800	6,753,324
Singapore Technologies Engineering Ltd.	1,153,700	3,243,675

		40,070,497

Spain — 1.8%
Corp. ACCIONA Energias Renovables SA	39,235	1,604,480
EDP Renovaveis SA	167,332	3,639,652
Endesa SA	342,764	6,833,590
Iberdrola SA	3,777,515	44,316,919
Iberdrola SA, NVS	60,228	703,550
Industria de Diseno Textil SA	750,418	23,428,656
Red Electrica Corp. SA	120,954	2,140,752

		82,667,599

Sweden — 3.8%
Alfa Laval AB	176,641	5,551,054
Assa Abloy AB, Class B	602,613	14,195,303
Atlas Copco AB, Class A	2,469,596	29,304,378
Atlas Copco AB, Class B	1,435,727	15,143,481
Boliden AB	145,174	6,514,970
Epiroc AB, Class A	582,049	11,324,785
Epiroc AB, Class B	344,916	5,750,604
EQT AB	313,410	7,072,023
Evolution AB(b)	135,654	15,246,296
Indutrade AB	196,779	4,369,915
Investment AB Latour, Class B	73,692	1,554,821
Lifco AB, Class B	170,395	3,130,214
Nibe Industrier AB, Class B	893,985	9,658,851
Sagax AB, Class B	104,775	2,606,278
Sandvik AB	693,365	14,330,215
SKF AB, Class B	198,392	3,511,200
Tele2 AB, Class B	374,325	3,232,868
Volvo AB, Class A	128,216	2,663,524
Volvo AB, Class B	967,319	19,194,999

		174,355,779

Switzerland — 13.4%
ABB Ltd., Registered	1,150,760	40,064,459
Baloise Holding AG, Registered	36,343	5,977,438
EMS-Chemie Holding AG, Registered	4,451	3,318,132
Geberit AG, Registered	38,846	22,102,688
Givaudan SA, Registered	3,064	9,934,193
Kuehne + Nagel International AG, Registered	51,943	12,386,149
Logitech International SA, Registered	93,200	5,453,762
Nestle SA, Registered	1,338,172	163,269,088
Partners Group Holding AG	30,725	28,829,159
Roche Holding AG, Bearer	19,604	7,175,864
Roche Holding AG, NVS	511,288	159,608,965
Schindler Holding AG, Participation Certificates, NVS	29,081	6,198,246
Schindler Holding AG, Registered	16,788	3,396,026
Sonova Holding AG, Registered	36,893	9,225,893
STMicroelectronics NV	344,132	16,204,594
Straumann Holding AG	83,388	10,918,574

Security	Shares	Value

Switzerland (continued)
Swiss Re AG	214,378	$22,447,713
Swisscom AG, Registered	17,101	10,104,221
Temenos AG, Registered	30,538	2,179,821
VAT Group AG(b)	27,775	8,646,461
Zurich Insurance Group AG	141,054	69,755,221

		617,196,667

United Kingdom — 15.5%
3i Group PLC	806,945	15,743,278
abrdn PLC	1,531,389	4,033,424
Admiral Group PLC	127,181	3,457,456
Anglo American PLC	566,039	24,413,475
Ashtead Group PLC	283,319	18,661,875
Auto Trader Group PLC(b)	1,128,346	8,754,252
Aviva PLC	2,193,612	12,371,638
Barratt Developments PLC	566,319	3,218,802
Berkeley Group Holdings PLC	61,048	3,126,124
BP PLC	14,725,866	88,947,877
British Land Co. PLC (The)	465,013	2,544,957
Bunzl PLC	220,693	8,101,904
Burberry Group PLC	247,595	7,541,969
Croda International PLC	51,834	4,418,161
Diageo PLC	1,107,421	48,423,169
Experian PLC	698,328	25,537,487
Glencore PLC	4,089,001	27,383,556
GSK PLC	2,742,807	48,177,446
Halma PLC	168,753	4,492,884
Hargreaves Lansdown PLC	521,032	5,736,156
Hikma Pharmaceuticals PLC	84,418	1,785,787
Imperial Brands PLC	494,926	12,415,823
Intertek Group PLC	116,296	6,250,565
JD Sports Fashion PLC	1,438,199	2,898,861
Johnson Matthey PLC	68,415	1,911,020
London Stock Exchange Group PLC	254,789	23,324,627
Mondi PLC	190,849	3,599,000
Next PLC	71,234	5,832,224
Persimmon PLC	230,839	4,031,672
Prudential PLC	2,296,141	38,150,501
Reckitt Benckiser Group PLC	332,001	23,658,690
RELX PLC	1,453,874	43,193,000
Rentokil Initial PLC	1,518,046	9,204,562
Rio Tinto PLC	742,575	58,144,533
Sage Group PLC (The)	416,928	4,005,706
Schroders PLC	670,624	3,965,927
Segro PLC	684,330	7,044,212
Spirax-Sarco Engineering PLC	58,139	8,304,688
SSE PLC	642,396	13,711,731
St. James’s Place PLC	689,563	10,456,349
Taylor Wimpey PLC	1,699,835	2,466,326
Unilever PLC	1,141,900	58,121,631
WPP PLC	713,776	8,339,569

		715,902,894

Total Common Stocks — 99.4% (Cost: $4,278,633,941)		4,591,715,581

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	68,233	$8,112,817

Total Preferred Stocks — 0.2% (Cost: $7,724,589)		8,112,817

Total Long-Term Investments — 99.6% (Cost: $4,286,358,530)		4,599,828,398

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)(d)	1,230,000	1,230,000

Total Short-Term Securities — 0.0% (Cost: $1,230,000)		1,230,000

Total Investments — 99.6% (Cost: $4,287,588,530)		4,601,058,398

Other Assets Less Liabilities — 0.4%		17,179,150

Net Assets — 100.0%		$4,618,237,548

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(1,531	)(b)	$1,531	$—	$—	—	$4,473	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	910,000	320,000	(b)	—		—	—	1,230,000	1,230,000	30,547		1

						$1,531	$—	$1,230,000		$35,020		$1

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	22	03/09/23	$3,356	$85,127
SPI 200 Index	27	03/16/23	3,559	155,042
Euro STOXX 50 Index	157	03/17/23	7,153	399,207
FTSE 100 Index	42	03/17/23	4,028	130,561

				$769,937

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Quality Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$769,937	$—	$—	$—	$769,937

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,330,749	$—	$—	$—	$1,330,749

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(6,121)	$—	$—	$—	$(6,121)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$20,035,266

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$277,279,025	$—	$277,279,025
Austria	—	10,762,780	—	10,762,780
Belgium	—	13,700,329	—	13,700,329
Canada	325,778,009	—	—	325,778,009
Denmark	—	304,771,357	—	304,771,357
Finland	—	80,572,273	—	80,572,273
France	—	449,307,360	—	449,307,360
Germany	—	209,678,546	—	209,678,546
Hong Kong	—	232,518,497	—	232,518,497
Ireland	—	10,888,560	—	10,888,560
Israel	7,958,522	18,326,498	—	26,285,020
Italy	—	98,945,388	—	98,945,388
Japan	—	543,460,345	—	543,460,345
Netherlands	—	321,836,497	—	321,836,497
New Zealand	—	15,646,728	—	15,646,728
Norway	—	36,991,400	—	36,991,400
Portugal	—	3,100,031	—	3,100,031
Singapore	—	40,070,497	—	40,070,497

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Quality Factor ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Spain	$—	$82,667,599	$—	$82,667,599
Sweden	—	174,355,779	—	174,355,779
Switzerland	—	617,196,667	—	617,196,667
United Kingdom	—	715,902,894	—	715,902,894
Preferred Stocks	—	8,112,817	—	8,112,817
Short-Term Securities
Money Market Funds	1,230,000	—	—	1,230,000

	$334,966,531	$4,266,091,867	$—	$4,601,058,398

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$769,937	$—	$769,937

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.9%
Ampol Ltd.	1,794	$38,904
APA Group	4,554	34,082
Aristocrat Leisure Ltd.	1,416	34,187
ASX Ltd.	690	33,765
Aurizon Holdings Ltd.	13,998	36,587
Australia & New Zealand Banking Group Ltd.	1,898	33,778
BHP Group Ltd.	955	33,446
BlueScope Steel Ltd.	3,090	42,137
Brambles Ltd.	4,447	37,815
Cochlear Ltd.	246	37,165
Coles Group Ltd.	3,024	38,035
Commonwealth Bank of Australia	432	33,723
Computershare Ltd.	1,836	30,922
CSL Ltd.	162	34,206
Dexus	6,792	39,380
Endeavour Group Ltd./Australia	7,014	32,935
Fortescue Metals Group Ltd.	2,412	38,099
Goodman Group	2,462	35,117
GPT Group (The)	11,958	38,762
IDP Education Ltd.	1,692	37,653
IGO Ltd.	3,246	33,743
Insurance Australia Group Ltd.	10,278	35,693
James Hardie Industries PLC	1,698	38,101
Lendlease Corp. Ltd.	6,684	40,815
Lottery Corp. Ltd. (The)(a)	11,514	38,401
Macquarie Group Ltd.	264	35,220
Medibank Pvt Ltd.	17,064	35,549
Mineral Resources Ltd.	600	37,986
Mirvac Group	23,192	37,469
National Australia Bank Ltd.	1,483	33,463
Newcrest Mining Ltd.	2,604	41,375
Northern Star Resources Ltd.	5,034	44,856
Orica Ltd.	3,420	35,888
Origin Energy Ltd.	7,050	37,432
Pilbara Minerals Ltd.(a)	10,488	35,679
Qantas Airways Ltd.(a)	8,592	38,783
QBE Insurance Group Ltd.	3,931	38,354
Ramsay Health Care Ltd.	798	37,709
REA Group Ltd.	408	36,586
Reece Ltd.	3,390	38,964
Rio Tinto Ltd.	450	40,382
Santos Ltd.	6,612	33,753
Scentre Group	16,332	35,437
SEEK Ltd.	2,382	41,254
Sonic Healthcare Ltd.	1,458	32,656
South32 Ltd.	12,636	40,548
Stockland	13,914	38,879
Suncorp Group Ltd.	4,111	36,544
Telstra Corp. Ltd.	12,084	34,925
Transurban Group	3,414	33,471
Treasury Wine Estates Ltd.	3,774	38,875
Vicinity Ltd.	27,444	40,152
Washington H Soul Pattinson & Co. Ltd.	1,782	36,294
Wesfarmers Ltd.	996	35,116
Westpac Banking Corp.	1,968	33,113
WiseTech Global Ltd.	840	36,422
Woodside Energy Group Ltd.	1,230	31,849
Woolworths Group Ltd.	1,332	34,043

Security	Shares	Value

Australia (continued)
Xero Ltd.(a)	738	$40,676

		2,167,153

Austria — 0.5%
Erste Group Bank AG	1,062	40,297
OMV AG	654	32,759
Verbund AG	348	29,630
voestalpine AG	1,296	43,061

		145,747

Belgium — 1.4%
Ageas SA/NV	864	42,182
Anheuser-Busch InBev SA/NV	546	32,957
Argenx SE(a)	90	34,280
D’ieteren Group	198	37,841
Elia Group SA/NV	228	32,015
Groupe Bruxelles Lambert NV	384	32,849
KBC Group NV	594	43,996
Sofina SA	150	35,636
Solvay SA	348	40,553
UCB SA	426	34,977
Umicore SA	894	33,797
Warehouses De Pauw CVA	1,230	39,006

		440,089

Canada — 9.7%
Agnico Eagle Mines Ltd.	625	35,296
Air Canada(a)	2,472	41,951
Algonquin Power & Utilities Corp.	4,476	32,631
Alimentation Couche-Tard Inc.	678	30,961
AltaGas Ltd.	2,064	38,595
ARC Resources Ltd.	2,286	26,562
Bank of Montreal	312	31,398
Bank of Nova Scotia (The)	600	32,481
Barrick Gold Corp.	2,046	40,011
BCE Inc.	625	29,546
Brookfield Asset Management Ltd.(a)	171	5,583
Brookfield Corp.	685	25,484
Brookfield Renewable Corp., Class A	1,080	34,018
BRP Inc.	492	41,056
CAE Inc.(a)	1,602	36,181
Cameco Corp.	1,398	39,117
Canadian Apartment Properties REIT	1,074	39,713
Canadian Imperial Bank of Commerce	660	30,129
Canadian National Railway Co.	246	29,282
Canadian Natural Resources Ltd.	462	28,358
Canadian Pacific Railway Ltd.	390	30,783
Canadian Tire Corp. Ltd., Class A, NVS	312	37,096
Canadian Utilities Ltd., Class A, NVS	1,266	35,186
CCL Industries Inc., Class B, NVS	723	33,815
Cenovus Energy Inc.	1,561	31,184
CGI Inc.(a)	378	32,398
Constellation Software Inc./Canada	18	31,802
Descartes Systems Group Inc. (The)(a)	504	36,781
Dollarama Inc.	564	33,729
Element Fleet Management Corp.	2,472	34,928
Emera Inc.	870	34,642
Empire Co. Ltd., Class A, NVS	1,308	37,641
Enbridge Inc.	756	30,955
Fairfax Financial Holdings Ltd.	61	40,384
First Quantum Minerals Ltd.	1,488	34,523
FirstService Corp.	276	39,443

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Fortis Inc.	816	$33,528
Franco-Nevada Corp.	234	34,324
George Weston Ltd.	276	35,506
GFL Environmental Inc.	1,206	37,216
Gildan Activewear Inc.	1,200	37,627
Great-West Lifeco Inc.	1,290	34,214
Hydro One Ltd.(b)	1,254	34,287
iA Financial Corp. Inc.	648	39,999
IGM Financial Inc.	1,170	36,519
Imperial Oil Ltd.	558	30,497
Intact Financial Corp.	222	32,207
Ivanhoe Mines Ltd., Class A(a)	4,302	40,416
Keyera Corp.	1,572	35,857
Kinross Gold Corp.	8,382	38,995
Loblaw Companies Ltd.	390	34,939
Lundin Mining Corp.	6,018	45,546
Magna International Inc.	528	34,278
Manulife Financial Corp.	1,848	36,570
Metro Inc.	576	31,264
National Bank of Canada	444	33,353
Northland Power Inc.	1,194	32,072
Nutrien Ltd.	402	33,277
Nuvei Corp.(a)(b)	1,152	40,667
Onex Corp.	666	34,422
Open Text Corp.	1,164	39,043
Pan American Silver Corp.	2,370	43,195
Parkland Corp.	1,824	42,853
Pembina Pipeline Corp.	864	30,656
Power Corp. of Canada	1,326	35,967
Quebecor Inc., Class B	1,698	40,276
Restaurant Brands International Inc.	486	32,519
RioCan REIT	2,196	38,092
Ritchie Bros Auctioneers Inc.	600	36,283
Rogers Communications Inc., Class B, NVS	756	36,756
Royal Bank of Canada	300	30,700
Saputo Inc.	1,290	35,562
Shaw Communications Inc., Class B, NVS	1,236	36,786
Shopify Inc., Class A(a)	840	41,396
Sun Life Financial Inc.	714	35,878
Suncor Energy Inc.	859	29,814
TC Energy Corp.	654	28,179
Teck Resources Ltd., Class B	990	42,828
TELUS Corp.	1,392	29,994
TFI International Inc.	318	35,417
Thomson Reuters Corp.	276	32,832
TMX Group Ltd.	354	34,890
Toromont Industries Ltd.	456	36,427
Toronto-Dominion Bank (The)	450	31,135
Tourmaline Oil Corp.	546	25,446
West Fraser Timber Co. Ltd.	420	36,519
Wheaton Precious Metals Corp.	882	40,330
WSP Global Inc.	276	35,197

		3,056,193

Denmark — 1.7%
AP Moller - Maersk A/S, Class A	6	12,786
AP Moller - Maersk A/S, Class B, NVS	12	26,104
Carlsberg A/S, Class B	252	35,774
Chr Hansen Holding A/S	552	40,757
Coloplast A/S, Class B	258	31,149
Danske Bank A/S	1,926	40,125

Security	Shares	Value

Denmark (continued)
Demant A/S(a)	1,200	$33,968
DSV A/S	204	33,748
Genmab A/S(a)	72	28,217
Novo Nordisk A/S, Class B	258	35,705
Novozymes A/S, Class B	582	30,285
Orsted A/S(b)	354	31,524
Pandora A/S	480	39,970
Rockwool A/S, Class B	150	43,007
Tryg A/S	1,446	33,183
Vestas Wind Systems A/S	1,332	38,976

		535,278

Finland — 1.2%
Elisa OYJ	654	37,260
Fortum OYJ	2,112	31,748
Kesko OYJ, Class B	1,542	35,919
Kone OYJ, Class B	654	35,667
Neste OYJ	672	32,123
Nokia OYJ	6,948	32,944
Orion OYJ, Class B	690	36,966
Sampo OYJ, Class A	648	34,020
Stora Enso OYJ, Class R	2,262	32,336
UPM-Kymmene OYJ	912	33,057
Wartsila OYJ Abp	4,098	38,976

		381,016

France — 7.4%
Accor SA(a)	1,338	43,429
Aeroports de Paris(a)	210	32,579
Air Liquide SA	216	34,393
Airbus SE	258	32,344
Alstom SA	1,314	39,072
Amundi SA(b)	602	39,413
ArcelorMittal SA	1,242	38,530
Arkema SA	378	38,249
AXA SA	1,098	34,256
BioMerieux	318	32,419
BNP Paribas SA	558	38,324
Bollore SE	6,234	34,882
Bouygues SA	1,110	36,568
Bureau Veritas SA	1,230	35,167
Capgemini SE	168	31,884
Carrefour SA	1,962	37,319
Cie. de Saint-Gobain	702	40,317
Cie. Generale des Etablissements Michelin SCA	1,194	37,754
Covivio	576	39,539
Credit Agricole SA	3,618	43,565
Danone SA	618	33,891
Dassault Aviation SA	210	35,860
Dassault Systemes SE	816	30,348
Edenred	624	33,989
Eiffage SA	348	37,170
Electricite de France SA	2,526	33,179
Engie SA	2,124	30,160
EssilorLuxottica SA	168	30,825
Eurazeo SE	552	38,721
Eurofins Scientific SE	480	34,430
Euronext NV(b)	462	37,437
Gecina SA	342	40,510
Getlink SE	2,052	34,707
Hermes International	18	33,687

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Ipsen SA	312	$32,771
Kering SA	54	33,694
Klepierre SA	1,482	37,614
La Francaise des Jeux SAEM(b)	912	39,023
Legrand SA	390	34,774
L’Oreal SA	84	34,685
LVMH Moet Hennessy Louis Vuitton SE	42	36,665
Orange SA	3,150	33,336
Pernod Ricard SA	156	32,297
Publicis Groupe SA	510	35,975
Remy Cointreau SA	198	37,281
Renault SA(a)	972	39,521
Safran SA	264	37,962
Sanofi	342	33,490
Sartorius Stedim Biotech	90	31,395
Schneider Electric SE	210	34,065
SEB SA	450	47,059
Societe Generale SA	1,176	35,005
Sodexo SA	360	35,688
Teleperformance	144	40,030
Thales SA	264	34,916
TotalEnergies SE	504	31,158
Ubisoft Entertainment SA(a)	1,302	26,960
Unibail-Rodamco-Westfield(a)	636	41,159
Valeo	1,860	40,650
Veolia Environnement SA	1,266	37,578
Vinci SA	312	35,253
Vivendi SE	3,816	40,983
Wendel SE	384	40,661
Worldline SA/France(a)(b)	720	32,663

		2,309,228

Germany — 5.9%
adidas AG	234	37,678
Allianz SE, Registered	144	34,432
Aroundtown SA(c)	13,494	37,570
BASF SE	570	32,681
Bayer AG, Registered	558	34,733
Bayerische Motoren Werke AG	306	31,171
Bechtle AG	906	38,180
Beiersdorf AG	300	36,473
Brenntag SE	492	36,727
Carl Zeiss Meditec AG, Bearer	240	34,636
Commerzbank AG(a)	3,984	45,543
Continental AG	522	36,652
Covestro AG(b)	858	39,506
Daimler Truck Holding AG(a)	1,080	36,292
Delivery Hero SE(a)(b)	726	43,892
Deutsche Bank AG, Registered	3,054	40,758
Deutsche Boerse AG	180	32,210
Deutsche Lufthansa AG, Registered(a)	4,410	46,723
Deutsche Post AG, Registered	774	33,326
Deutsche Telekom AG, Registered	1,458	32,483
E.ON SE	3,366	36,699
Evonik Industries AG	1,662	36,944
Fresenius Medical Care AG & Co. KGaA	1,086	40,784
Fresenius SE & Co. KGaA	1,302	37,733
GEA Group AG	852	38,442
Hannover Rueck SE	174	35,334
HeidelbergCement AG	624	42,817
HelloFresh SE(a)	1,398	33,987

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA	168	$11,225
Infineon Technologies AG	942	33,922
Knorr-Bremse AG	600	39,437
LEG Immobilien SE	528	41,276
Mercedes-Benz Group AG	480	35,718
Merck KGaA	180	37,571
MTU Aero Engines AG	174	43,485
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	102	36,843
Nemetschek SE	702	37,532
Puma SE	630	43,022
Rational AG	54	35,520
Rheinmetall AG	180	42,058
RWE AG	744	33,122
SAP SE	276	32,717
Scout24 SE(b)	600	34,931
Siemens AG, Registered	222	34,678
Siemens Healthineers AG(b)	522	27,994
Symrise AG	282	29,979
Telefonica Deutschland Holding AG	13,740	40,469
United Internet AG, Registered	1,716	39,839
Volkswagen AG	24	4,201
Vonovia SE	1,284	36,270
Zalando SE(a)(b)	1,128	52,604

		1,848,819

Hong Kong — 3.9%
AIA Group Ltd.	3,600	40,707
BOC Hong Kong Holdings Ltd.	12,000	41,939
Budweiser Brewing Co. APAC Ltd.(b)	10,800	34,077
CK Asset Holdings Ltd.	6,000	38,361
CK Hutchison Holdings Ltd.	6,000	38,184
CK Infrastructure Holdings Ltd.	6,000	33,381
CLP Holdings Ltd.	6,000	44,580
ESR Group Ltd.(b)	15,600	31,233
Futu Holdings Ltd., ADR(a)(c)	666	33,806
Galaxy Entertainment Group Ltd.	6,000	41,768
Hang Lung Properties Ltd.	24,000	45,253
Hang Seng Bank Ltd.	1,800	29,976
Henderson Land Development Co. Ltd.	12,464	46,042
HK Electric Investments & HK Electric Investments Ltd., Class SS	48,000	33,179
HKT Trust & HKT Ltd., Class SS	30,000	39,305
Hong Kong & China Gas Co. Ltd.	36,676	36,823
Hong Kong Exchanges & Clearing Ltd.	800	35,982
Hongkong Land Holdings Ltd.(c)	8,400	41,066
Jardine Matheson Holdings Ltd.	600	31,893
Link REIT	4,800	38,421
MTR Corp. Ltd.	6,000	32,109
New World Development Co. Ltd.	12,000	35,867
Power Assets Holdings Ltd.	6,000	33,949
Sands China Ltd.(a)	12,000	45,001
Sino Land Co. Ltd.	24,000	31,187
SITC International Holdings Co. Ltd.	18,000	39,323
Sun Hung Kai Properties Ltd.	3,000	42,545
Swire Pacific Ltd., Class A	3,000	27,492
Swire Properties Ltd.	15,600	43,845
Techtronic Industries Co. Ltd.(c)	3,000	38,675
WH Group Ltd.(b)	60,000	36,952
Wharf Real Estate Investment Co. Ltd.	6,000	34,348

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Xinyi Glass Holdings Ltd.	18,000	$38,324

		1,235,593

Ireland — 0.9%
AIB Group PLC	10,626	44,636
Bank of Ireland Group PLC	4,086	43,654
CRH PLC	876	40,929
Flutter Entertainment PLC, Class DI(a)	234	36,348
Kerry Group PLC, Class A	337	31,577
Kingspan Group PLC	552	35,502
Smurfit Kappa Group PLC	918	38,542

		271,188

Israel — 1.5%
Azrieli Group Ltd.	444	28,599
Bank Hapoalim BM	3,558	32,024
Bank Leumi Le-Israel BM	3,600	31,815
Bezeq The Israeli Telecommunication Corp. Ltd.	20,796	34,463
Check Point Software Technologies Ltd.(a)	252	32,054
CyberArk Software Ltd.(a)	228	32,121
Elbit Systems Ltd.	174	29,212
ICL Group Ltd.	4,110	32,632
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	6,042	30,903
Mizrahi Tefahot Bank Ltd.	912	30,124
Nice Ltd.(a)	162	33,503
Teva Pharmaceutical Industries Ltd., ADR(a)	3,834	40,410
Tower Semiconductor Ltd.(a)	810	34,073
Wix.com Ltd.(a)	402	34,966
ZIM Integrated Shipping Services Ltd.	1,422	26,947

		483,850

Italy — 2.4%
Amplifon SpA	1,188	32,805
Assicurazioni Generali SpA	1,824	35,607
DiaSorin SpA	246	32,024
Enel SpA	5,826	34,304
Eni SpA	2,118	32,592
Ferrari NV	144	35,983
FinecoBank Banca Fineco SpA	2,154	38,668
Infrastrutture Wireless Italiane SpA(b)	3,396	37,216
Intesa Sanpaolo SpA	13,176	34,643
Mediobanca Banca di Credito Finanziario SpA	3,114	33,475
Moncler SpA	636	39,806
Nexi SpA(a)(b)	3,702	32,605
Poste Italiane SpA(b)	3,402	36,347
Prysmian SpA	990	40,429
Recordati Industria Chimica e Farmaceutica SpA	822	36,011
Snam SpA	6,612	33,678
Stellantis NV	2,094	32,920
Telecom Italia SpA/Milano(a)	138,571	39,896
Tenaris SA	1,908	33,811
Terna - Rete Elettrica Nazionale	4,326	34,227
UniCredit SpA	2,358	46,055

		753,102

Japan — 26.9%
Advantest Corp.	600	43,009
Aeon Co. Ltd.	1,800	36,903
AGC Inc.	1,200	44,215
Aisin Corp.	1,200	35,011
Ajinomoto Co. Inc.	1,200	39,562
ANA Holdings Inc.(a)	1,800	39,839

Security	Shares	Value

Japan (continued)
Asahi Group Holdings Ltd.	1,200	$39,627
Asahi Intecc Co. Ltd.	1,800	31,580
Asahi Kasei Corp.	4,800	36,373
Astellas Pharma Inc.	2,400	35,328
Azbil Corp.	1,200	33,838
Bandai Namco Holdings Inc.	600	40,124
Bridgestone Corp.	1,200	44,800
Brother Industries Ltd.	2,400	37,277
Canon Inc.	1,200	26,631
Capcom Co. Ltd.	1,200	38,885
Central Japan Railway Co.	300	36,592
Chiba Bank Ltd. (The)	6,000	45,398
Chubu Electric Power Co. Inc.	3,600	38,776
Chugai Pharmaceutical Co. Ltd.	1,200	31,110
Concordia Financial Group Ltd.	10,800	47,459
CyberAgent Inc.	4,200	39,278
Dai Nippon Printing Co. Ltd.	1,800	42,497
Daifuku Co. Ltd.	600	33,038
Dai-ichi Life Holdings Inc.	1,800	42,233
Daiichi Sankyo Co. Ltd.	1,200	37,688
Daiwa House Industry Co. Ltd.	1,200	28,818
Daiwa House REIT Investment Corp.	18	39,163
Daiwa Securities Group Inc.	7,800	36,809
Denso Corp.	600	32,403
Dentsu Group Inc.	1,200	38,651
East Japan Railway Co.	600	33,455
Eisai Co. Ltd.	600	37,122
ENEOS Holdings Inc.	10,250	36,697
Fuji Electric Co. Ltd.	600	24,287
FUJIFILM Holdings Corp.	600	31,753
GLP J-REIT	30	33,947
GMO Payment Gateway Inc.	600	55,519
Hakuhodo DY Holdings Inc.	3,600	38,906
Hamamatsu Photonics KK	600	32,058
Hankyu Hanshin Holdings Inc.	1,200	35,667
Hikari Tsushin Inc.	300	42,822
Hirose Electric Co. Ltd.	300	39,055
Hitachi Construction Machinery Co. Ltd.	1,800	42,450
Hitachi Ltd.	600	31,465
Honda Motor Co. Ltd.	1,200	29,684
Hoshizaki Corp.	1,200	43,136
Hoya Corp.	300	32,992
Hulic Co. Ltd.	4,200	34,523
Ibiden Co. Ltd.	1,200	46,835
Idemitsu Kosan Co. Ltd.	1,264	31,601
Iida Group Holdings Co. Ltd.	2,400	40,009
Inpex Corp.	3,000	32,966
Isuzu Motors Ltd.	2,400	30,349
Ito En Ltd.	1,200	42,816
ITOCHU Corp.	1,200	38,786
Itochu Techno-Solutions Corp.	1,800	44,564
Japan Airlines Co. Ltd.(a)	1,800	38,174
Japan Exchange Group Inc.	2,400	36,731
Japan Metropolitan Fund Invest	42	32,470
Japan Post Bank Co. Ltd.	4,200	37,316
Japan Post Holdings Co. Ltd.	4,200	36,874
Japan Post Insurance Co. Ltd.	2,400	42,816
Japan Real Estate Investment Corp.	12	51,450
Japan Tobacco Inc.	1,800	36,705
JFE Holdings Inc.	3,000	39,557

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
JSR Corp.	1,800	$40,500
Kajima Corp.	3,000	36,844
Kakaku.com Inc.	2,400	40,013
Kansai Electric Power Co. Inc. (The)	4,200	40,392
Kao Corp.	700	28,295
KDDI Corp.	1,200	37,492
Keio Corp.	1,200	44,045
Keisei Electric Railway Co. Ltd.	1,200	35,003
Kikkoman Corp.	600	31,735
Kintetsu Group Holdings Co. Ltd.	1,200	39,078
Kirin Holdings Co. Ltd.	2,400	36,983
Kobayashi Pharmaceutical Co. Ltd.	600	43,075
Kobe Bussan Co. Ltd.	1,200	34,646
Koei Tecmo Holdings Co. Ltd.	1,800	32,735
Koito Manufacturing Co. Ltd.	2,400	40,484
Komatsu Ltd.	1,800	44,234
Konami Group Corp.	600	29,504
Kose Corp.	300	33,100
Kubota Corp.	2,400	36,068
Kurita Water Industries Ltd.	600	27,131
Kyocera Corp.	600	31,135
Kyowa Kirin Co. Ltd.	1,200	26,761
Lasertec Corp.	100	18,932
Lixil Corp.	2,400	41,433
M3 Inc.	1,200	32,812
Makita Corp.	1,800	47,946
Marubeni Corp.	3,100	38,033
Mazda Motor Corp.	4,200	33,432
McDonald’s Holdings Co. Japan Ltd.	1,200	47,409
MEIJI Holdings Co. Ltd.	600	30,944
MINEBEA MITSUMI Inc.	2,400	41,838
MISUMI Group Inc.	1,200	30,201
Mitsubishi Chemical Group Corp.	6,600	37,036
Mitsubishi Corp.	1,200	40,183
Mitsubishi Electric Corp.	3,000	33,062
Mitsubishi Estate Co. Ltd.	2,400	30,848
Mitsubishi HC Capital Inc.	7,800	39,812
Mitsubishi Heavy Industries Ltd.	1,200	47,052
Mitsubishi UFJ Financial Group Inc.	6,000	43,949
Mitsui & Co. Ltd.	1,200	35,403
Mitsui Chemicals Inc.	1,800	42,369
Mitsui Fudosan Co. Ltd.	1,800	33,739
Mitsui OSK Lines Ltd.	1,200	29,782
Mizuho Financial Group Inc.	3,000	46,861
MonotaRO Co. Ltd.	1,800	27,267
MS&AD Insurance Group Holdings Inc.	1,200	38,488
Murata Manufacturing Co. Ltd.	600	34,284
NEC Corp.	1,200	43,353
Nexon Co. Ltd.	1,800	43,403
NGK Insulators Ltd.	3,000	41,524
Nidec Corp.	600	33,251
Nihon M&A Center Holdings Inc.	2,400	24,536
Nintendo Co. Ltd.	600	26,015
Nippon Building Fund Inc.	6	26,222
Nippon Express Holdings Inc.	600	34,820
Nippon Paint Holdings Co. Ltd.	4,200	38,344
Nippon Prologis REIT Inc.	18	40,845
Nippon Sanso Holdings Corp.	2,400	39,146
Nippon Shinyaku Co. Ltd.	600	30,880
Nippon Steel Corp.	2,400	49,955

Security	Shares	Value

Japan (continued)
Nippon Telegraph & Telephone Corp.	1,200	$35,983
Nippon Yusen KK	1,800	42,820
Nissan Chemical Corp.	600	28,326
Nissan Motor Co. Ltd.	9,000	32,336
Nisshin Seifun Group Inc.	3,000	37,576
Nissin Foods Holdings Co. Ltd.	600	46,907
Nitori Holdings Co. Ltd.	300	39,707
Nitto Denko Corp.	600	38,782
Nomura Holdings Inc.	9,600	38,312
Nomura Real Estate Holdings Inc.	1,800	39,673
Nomura Real Estate Master Fund Inc.	30	35,084
Nomura Research Institute Ltd.	1,260	30,250
NTT Data Corp.	2,400	37,227
Obayashi Corp.	4,800	37,232
Odakyu Electric Railway Co. Ltd.	3,000	39,442
Oji Holdings Corp.	9,000	37,195
Olympus Corp.	1,800	33,839
Omron Corp.	600	34,716
Ono Pharmaceutical Co. Ltd.	1,200	26,038
Open House Group Co. Ltd.	600	22,698
Oracle Corp. Japan	600	41,104
ORIX Corp.	2,400	42,199
Osaka Gas Co. Ltd.	2,400	38,729
Otsuka Corp.	1,200	39,479
Otsuka Holdings Co. Ltd.	1,200	38,497
Pan Pacific International Holdings Corp.	1,800	33,288
Panasonic Holdings Corp.	3,600	33,384
Persol Holdings Co. Ltd.	1,800	39,466
Rakuten Group Inc.(a)	7,200	36,709
Recruit Holdings Co. Ltd.	1,200	38,592
Renesas Electronics Corp.(a)	3,600	37,030
Resona Holdings Inc.	7,800	43,163
Ricoh Co. Ltd.	4,200	32,603
Rohm Co. Ltd.	600	48,079
SBI Holdings Inc.	1,800	38,159
SCSK Corp.	2,400	39,090
Secom Co. Ltd.	600	35,745
Seiko Epson Corp.	2,400	37,219
Sekisui Chemical Co. Ltd.	2,400	33,620
Sekisui House Ltd.	1,800	34,019
Seven & i Holdings Co. Ltd.	800	37,770
SG Holdings Co. Ltd.	2,400	37,035
Sharp Corp./Japan	4,800	39,898
Shimadzu Corp.	1,200	36,877
Shimizu Corp.	6,600	36,998
Shin-Etsu Chemical Co. Ltd.	300	44,227
Shionogi & Co. Ltd.	600	28,593
Shiseido Co. Ltd.	600	31,186
Shizuoka Financial Group Inc., NVS	5,400	45,747
SoftBank Corp.	3,000	34,326
SoftBank Group Corp.	600	28,405
Sompo Holdings Inc.	600	25,829
Sony Group Corp.	600	53,611
Square Enix Holdings Co. Ltd.	600	28,375
Subaru Corp.	1,800	29,577
SUMCO Corp.	2,400	35,560
Sumitomo Chemical Co. Ltd.	9,600	36,851
Sumitomo Corp.	2,400	43,080
Sumitomo Electric Industries Ltd.	3,000	36,049
Sumitomo Metal Mining Co. Ltd.	1,200	48,724

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Mitsui Financial Group Inc.	1,200	$52,153
Sumitomo Mitsui Trust Holdings Inc.	1,200	43,714
Sumitomo Realty & Development Co. Ltd.	1,200	29,253
Suntory Beverage & Food Ltd.	1,200	40,521
Suzuki Motor Corp.	600	22,495
Sysmex Corp.	600	39,831
T&D Holdings Inc.	3,000	48,019
Taisei Corp.	1,200	41,426
Takeda Pharmaceutical Co. Ltd.	1,251	39,328
TDK Corp.	1,200	42,872
Terumo Corp.	1,200	34,932
TIS Inc.	1,200	34,602
Tobu Railway Co. Ltd.	1,800	42,234
Toho Co. Ltd./Tokyo	1,200	44,320
Tokio Marine Holdings Inc.	1,800	37,700
Tokyo Electric Power Co. Holdings Inc.(a)	10,200	38,197
Tokyo Electron Ltd.	100	34,952
Tokyo Gas Co. Ltd.	1,800	37,691
Tokyu Corp.	3,000	38,578
Toppan Inc.	2,400	38,669
Toray Industries Inc.	6,600	40,551
Toshiba Corp.	1,200	41,216
Tosoh Corp.	3,000	39,250
TOTO Ltd.	1,200	46,635
Toyota Industries Corp.	600	36,524
Toyota Motor Corp.	2,400	35,246
Toyota Tsusho Corp.	1,200	50,811
Trend Micro Inc./Japan(a)	600	29,708
Unicharm Corp.	600	22,887
USS Co. Ltd.	2,400	39,476
Welcia Holdings Co. Ltd.	1,800	40,231
West Japan Railway Co.	600	25,127
Yakult Honsha Co. Ltd.	600	42,833
Yamaha Corp.	1,200	46,661
Yamaha Motor Co. Ltd.	1,200	29,557
Yamato Holdings Co. Ltd.	1,800	31,495
Yaskawa Electric Corp.	1,200	46,907
Yokogawa Electric Corp.	1,800	31,607
Z Holdings Corp.	12,600	36,662
ZOZO Inc.	1,800	46,662

		8,427,702

Netherlands — 3.0%
ABN AMRO Bank NV, CVA(b)	2,682	44,515
Adyen NV(a)(b)	18	27,214
Aegon NV	6,848	37,772
AerCap Holdings NV(a)(c)	552	34,892
Akzo Nobel NV	456	33,965
ASM International NV	126	42,614
ASML Holding NV	48	31,759
Davide Campari-Milano NV	3,078	33,018
EXOR NV, NVS(a)	438	34,816
Heineken Holding NV	438	36,164
Heineken NV	342	34,179
IMCD NV	240	38,048
ING Groep NV(a)	2,646	38,315
JDE Peet’s NV	1,122	33,630
Just Eat Takeaway.com NV(a)(b)	1,560	40,019
Koninklijke Ahold Delhaize NV	1,038	30,981
Koninklijke DSM NV	240	30,864
Koninklijke KPN NV	11,406	38,995

Security	Shares	Value

Netherlands (continued)
Koninklijke Philips NV	2,322	$40,090
NN Group NV	738	32,065
OCI NV	918	31,249
Prosus NV	492	39,727
QIAGEN NV(a)	696	33,953
Randstad NV	570	36,536
Universal Music Group NV	1,536	39,264
Wolters Kluwer NV	300	32,707

		927,351

New Zealand — 0.6%
Auckland International Airport Ltd.(a)	6,942	38,205
Fisher & Paykel Healthcare Corp. Ltd.	2,682	44,015
Mercury NZ Ltd.	10,308	40,046
Meridian Energy Ltd.	11,676	40,355
Spark New Zealand Ltd.	10,818	36,475

		199,096

Norway — 1.4%
Adevinta ASA(a)	4,254	36,469
Aker BP ASA	978	29,791
DNB Bank ASA	1,776	33,210
Equinor ASA	894	27,246
Gjensidige Forsikring ASA	1,746	31,382
Kongsberg Gruppen ASA	912	36,308
Mowi ASA	2,280	42,161
Norsk Hydro ASA	4,602	37,312
Orkla ASA	5,058	37,762
Salmar ASA	1,026	47,709
Telenor ASA	3,414	35,740
Yara International ASA	732	32,524

		427,614

Portugal — 0.4%
EDP - Energias de Portugal SA	7,086	35,205
Galp Energia SGPS SA	3,079	42,145
Jeronimo Martins SGPS SA	1,560	33,869

		111,219

Singapore — 2.4%
CapitaLand Ascendas REIT	18,007	39,627
CapitaLand Integrated Commercial Trust	22,849	37,384
Capitaland Investment Ltd/Singapore	12,600	38,173
City Developments Ltd.	6,000	38,081
DBS Group Holdings Ltd.	1,200	32,851
Genting Singapore Ltd.	53,400	40,443
Grab Holdings Ltd., Class A(a)	10,296	39,022
Jardine Cycle & Carriage Ltd.	1,200	26,604
Keppel Corp. Ltd.	5,400	31,178
Mapletree Logistics Trust	30,090	38,900
Mapletree Pan Asia Commercial Trust	27,600	38,403
Oversea-Chinese Banking Corp. Ltd.	3,600	35,569
Sea Ltd., ADR(a)	558	35,963
Singapore Airlines Ltd.	8,300	37,531
Singapore Exchange Ltd.	3,600	25,357
Singapore Technologies Engineering Ltd.	13,800	38,799
Singapore Telecommunications Ltd.	16,800	32,175
United Overseas Bank Ltd.	1,800	40,915
UOL Group Ltd.	7,200	38,416
Venture Corp. Ltd.	2,100	29,655
Wilmar International Ltd.	11,400	35,443

		750,489

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain — 2.3%
Acciona SA	192	$37,459
ACS Actividades de Construccion y Servicios SA	1,296	38,353
Aena SME SA(a)(b)	282	42,370
Amadeus IT Group SA(a)	654	41,205
Banco Bilbao Vizcaya Argentaria SA	6,108	43,146
Banco Santander SA	12,282	42,925
CaixaBank SA	9,078	40,279
Cellnex Telecom SA(b)	984	38,561
Corp. ACCIONA Energias Renovables SA	912	37,295
EDP Renovaveis SA	1,398	30,408
Enagas SA	290	5,200
Endesa SA	1,674	33,374
Ferrovial SA	1,326	39,128
Grifols SA(a)	3,558	47,101
Iberdrola SA	2,970	34,843
Iberdrola SA, NVS	50	578
Industria de Diseno Textil SA	1,338	41,773
Naturgy Energy Group SA	1,230	34,886
Red Electrica Corp. SA	391	6,920
Repsol SA	2,466	40,509
Telefonica SA	9,570	36,357

		712,670

Sweden — 4.5%
Alfa Laval AB	1,188	37,334
Assa Abloy AB, Class B	1,416	33,356
Atlas Copco AB, Class A	1,584	18,796
Atlas Copco AB, Class B	966	10,189
Boliden AB	888	39,851
Electrolux AB, Class B	2,592	36,713
Embracer Group AB(a)(c)	7,914	36,888
Epiroc AB, Class A	1,302	25,333
Epiroc AB, Class B	612	10,204
EQT AB	1,398	31,546
Essity AB, Class B	1,398	36,521
Evolution AB(b)	360	40,461
Fastighets AB Balder, Class B(a)	7,920	40,806
Getinge AB, Class B	1,530	34,467
H & M Hennes & Mauritz AB, Class B	2,712	33,402
Hexagon AB, Class B	2,784	31,914
Holmen AB, Class B	858	35,389
Husqvarna AB, Class B	4,590	39,051
Industrivarden AB, Class A	582	15,417
Industrivarden AB, Class C	714	18,810
Indutrade AB	1,638	36,375
Investment AB Latour, Class B	1,674	35,320
Investor AB, Class A	366	7,305
Investor AB, Class B	1,200	23,318
Kinnevik AB, Class B(a)	2,340	36,170
L E Lundbergforetagen AB, Class B	750	34,730
Lifco AB, Class B	1,956	35,932
Nibe Industrier AB, Class B	3,486	37,664
Nordea Bank Abp	3,276	38,298
Sagax AB, Class B	1,584	39,402
Sandvik AB	1,740	35,962
Securitas AB, Class B	4,267	39,058
Skandinaviska Enskilda Banken AB, Class A	2,772	33,557
Skanska AB, Class B	2,004	35,371
SKF AB, Class B	1,914	33,874
Svenska Cellulosa AB SCA, Class B	2,562	35,577
Svenska Handelsbanken AB, Class A	3,222	33,599

Security	Shares	Value

Sweden (continued)
Swedbank AB, Class A	2,166	$41,666
Swedish Orphan Biovitrum AB(a)	1,698	37,866
Tele2 AB, Class B	3,876	33,475
Telefonaktiebolaget LM Ericsson, Class B	5,286	30,661
Telia Co. AB	12,042	31,100
Volvo AB, Class A	204	4,238
Volvo AB, Class B	1,584	31,432
Volvo Car AB, Class B(a)(c)	6,876	34,308

		1,422,706

Switzerland — 4.7%
ABB Ltd., Registered	1,044	36,347
Adecco Group AG, Registered	942	34,986
Alcon Inc.	486	36,673
Bachem Holding AG, Class A	390	34,489
Baloise Holding AG, Registered	234	38,487
Banque Cantonale Vaudoise, Registered	366	34,791
Barry Callebaut AG, Registered	16	33,429
BKW AG	264	37,964
Cie. Financiere Richemont SA, Class A, Registered	252	38,848
Clariant AG, Registered	2,028	34,777
Coca-Cola HBC AG, Class DI	1,410	34,265
Credit Suisse Group AG, Registered	8,658	29,826
EMS-Chemie Holding AG, Registered	48	35,783
Geberit AG, Registered	66	37,553
Givaudan SA, Registered	12	38,907
Holcim AG	630	37,664
Julius Baer Group Ltd.	600	38,487
Kuehne + Nagel International AG, Registered	132	31,476
Logitech International SA, Registered	570	33,355
Lonza Group AG, Registered	60	34,226
Nestle SA, Registered	259	31,600
Novartis AG, Registered	349	31,553
Partners Group Holding AG	30	28,149
Roche Holding AG, Bearer	6	2,196
Roche Holding AG, NVS	84	26,222
Schindler Holding AG, Participation Certificates, NVS	108	23,019
Schindler Holding AG, Registered	66	13,351
SGS SA, Registered	12	29,264
Siemens Energy AG(a)	2,316	48,425
SIG Group AG	1,596	39,558
Sika AG, Registered	120	34,098
Sonova Holding AG, Registered	126	31,509
STMicroelectronics NV	834	39,272
Straumann Holding AG	294	38,495
Swatch Group AG (The), Bearer	96	34,759
Swatch Group AG (The), Registered	156	10,250
Swiss Life Holding AG, Registered	66	39,062
Swiss Prime Site AG, Registered	396	35,287
Swiss Re AG	378	39,581
Swisscom AG, Registered	60	35,451
Temenos AG, Registered	558	39,830
UBS Group AG, Registered	1,818	38,806
VAT Group AG(b)	120	37,356
Zurich Insurance Group AG	66	32,639

		1,472,065

United Kingdom — 9.5%
3i Group PLC	2,094	40,853
abrdn PLC	13,629	35,896
Admiral Group PLC	1,356	36,863

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Anglo American PLC	828	$35,712
Antofagasta PLC	2,076	44,606
Ashtead Group PLC	540	35,569
Associated British Foods PLC	1,794	41,182
AstraZeneca PLC	228	29,871
Auto Trader Group PLC(b)	5,004	38,823
Aviva PLC	6,042	34,076
BAE Systems PLC	3,343	35,389
Barclays PLC	16,878	38,799
Barratt Developments PLC	7,242	41,162
Berkeley Group Holdings PLC	774	39,635
BP PLC	5,634	34,031
British American Tobacco PLC	744	28,520
British Land Co. PLC (The)	7,128	39,011
BT Group PLC	22,446	34,582
Bunzl PLC	918	33,701
Burberry Group PLC	1,338	40,757
CNH Industrial NV	2,100	37,152
Coca-Cola Europacific Partners PLC	636	35,756
Compass Group PLC	1,428	34,112
Croda International PLC	402	34,265
DCC PLC	666	37,934
Diageo PLC	702	30,696
Entain PLC	2,088	38,504
Experian PLC	888	32,474
Glencore PLC	4,866	32,587
GSK PLC	1,890	33,198
Haleon PLC(a)	9,276	37,172
Halma PLC	1,260	33,546
Hargreaves Lansdown PLC	3,342	36,793
Hikma Pharmaceuticals PLC	2,046	43,281
HSBC Holdings PLC	5,208	38,374
Imperial Brands PLC	1,272	31,910
Informa PLC	4,728	39,104
InterContinental Hotels Group PLC	600	41,654
Intertek Group PLC	720	38,698
J Sainsbury PLC	13,212	42,848
JD Sports Fashion PLC	23,760	47,891
Johnson Matthey PLC	1,428	39,888
Kingfisher PLC(c)	11,670	40,261
Land Securities Group PLC	4,602	40,317
Legal & General Group PLC	10,332	32,514
Lloyds Banking Group PLC	57,858	37,654
London Stock Exchange Group PLC	324	29,661
M&G PLC	14,454	36,096
Melrose Industries PLC	21,840	38,508
Mondi PLC	1,788	33,718
National Grid PLC	2,586	32,876
NatWest Group PLC, NVS	10,362	39,532
Next PLC	492	40,282
Ocado Group PLC(a)	4,056	32,458
Pearson PLC	2,886	32,912
Persimmon PLC	2,220	38,773
Phoenix Group Holdings PLC	4,542	35,999
Prudential PLC	2,700	44,861
Reckitt Benckiser Group PLC	456	32,495
RELX PLC	1,140	33,868
Rentokil Initial PLC	5,070	30,742
Rio Tinto PLC	480	37,585
Rolls-Royce Holdings PLC(a)	33,150	43,371

Security	Shares	Value

United Kingdom (continued)
Sage Group PLC (The)	3,504	$33,665
Schroders PLC	6,132	36,263
Segro PLC	3,324	34,216
Severn Trent PLC	1,050	36,541
Shell PLC	1,062	31,178
Smith & Nephew PLC	2,610	36,045
Smiths Group PLC	1,806	38,553
Spirax-Sarco Engineering PLC	246	35,139
SSE PLC	1,596	34,066
St. James’s Place PLC	2,341	35,498
Standard Chartered PLC	4,590	38,554
Taylor Wimpey PLC	28,176	40,881
Tesco PLC	11,742	35,688
Unilever PLC	624	31,761
United Utilities Group PLC	2,604	34,073
Vodafone Group PLC	27,348	31,554
Whitbread PLC	1,140	42,935
WPP PLC	3,204	37,435

		2,965,403

Total Common Stocks — 99.1% (Cost: $30,374,191)		31,043,571

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	60	5,684
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	276	32,816
Henkel AG & Co. KGaA, Preference Shares, NVS	288	20,535
Porsche Automobil Holding SE, Preference Shares, NVS	534	31,931
Sartorius AG, Preference Shares, NVS	84	37,667
Volkswagen AG, Preference Shares, NVS	180	24,964

		153,597

Total Preferred Stocks — 0.5% (Cost: $158,587)		153,597

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/17/23)(a)	1,296	658

Total Rights — 0.0% (Cost: $666)		658

Total Long-Term Investments — 99.6% (Cost: $30,533,444)		31,197,826

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f)	235,293	235,434

Total Short-Term Securities — 0.7% (Cost: $235,369)		235,434

Total Investments — 100.3% (Cost: $30,768,813)		31,433,260

Liabilities in Excess of Other Assets — (0.3)%		(102,540)

Net Assets — 100.0%		$31,330,720

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Size Factor ETF

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$115,977	$119,346	(a)	$—	$50	$61	$235,434	235,293	$697	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	96		—

					$50	$61	$235,434		$793		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	1	03/09/23	$15	$313
Euro STOXX 50 Index	1	03/17/23	46	2,874

				$3,187

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$3,187	$—	$—	$—	$3,187

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Size Factor ETF

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$7,684	$—	$—	$—	$7,684

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$919	$—	$—	$—	$919

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$61,192

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$2,167,153	$—	$2,167,153
Austria	—	145,747	—	145,747
Belgium	—	440,089	—	440,089
Canada	3,056,193	—	—	3,056,193
Denmark	—	535,278	—	535,278
Finland	—	381,016	—	381,016
France	—	2,309,228	—	2,309,228
Germany	—	1,848,819	—	1,848,819
Hong Kong	33,806	1,201,787	—	1,235,593
Ireland	—	271,188	—	271,188
Israel	166,498	317,352	—	483,850
Italy	—	753,102	—	753,102
Japan	—	8,427,702	—	8,427,702
Netherlands	34,892	892,459	—	927,351
New Zealand	—	199,096	—	199,096
Norway	—	427,614	—	427,614
Portugal	—	111,219	—	111,219
Singapore	74,985	675,504	—	750,489
Spain	—	712,670	—	712,670
Sweden	—	1,422,706	—	1,422,706
Switzerland	—	1,472,065	—	1,472,065
United Kingdom	35,756	2,929,647	—	2,965,403
Preferred Stocks	—	153,597	—	153,597
Rights	658	—	—	658
Short-Term Securities
Money Market Funds	235,434	—	—	235,434

	$3,638,222	$27,795,038	$—	$31,433,260

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Size Factor ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$3,187	$—	$3,187

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) January 31, 2023	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.9%
Aurizon Holdings Ltd.	372,330	$973,181
BHP Group Ltd.	544,626	19,073,963
BlueScope Steel Ltd.	128,174	1,747,842
Dexus	164,373	953,044
Fortescue Metals Group Ltd.	295,611	4,669,339
Mirvac Group	538,625	870,207
Origin Energy Ltd.	415,961	2,208,574
Rio Tinto Ltd.	59,090	5,302,575
Santos Ltd.	301,197	1,537,572
Sonic Healthcare Ltd.	80,158	1,795,343
South32 Ltd.	1,088,789	3,493,846
Stockland	641,015	1,791,168
Vicinity Ltd.	642,756	940,378
Woodside Energy Group Ltd.	142,638	3,693,450

		49,050,482

Austria — 0.4%
Erste Group Bank AG	82,517	3,131,036
OMV AG	33,442	1,675,118
voestalpine AG	38,787	1,288,759

		6,094,913

Belgium — 0.9%
Ageas SA/NV	30,531	1,490,584
Anheuser-Busch InBev SA/NV	183,043	11,048,793
Solvay SA	11,120	1,295,830
UCB SA	24,637	2,022,811

		15,858,018

Canada — 3.0%
AltaGas Ltd.	72,312	1,352,165
Canadian Tire Corp. Ltd., Class A, NVS	9,015	1,071,867
CGI Inc.(a)	42,699	3,659,685
Empire Co. Ltd., Class A, NVS	43,270	1,245,206
Fairfax Financial Holdings Ltd.	4,378	2,898,387
George Weston Ltd.	13,343	1,716,524
iA Financial Corp. Inc.	14,568	899,229
Kinross Gold Corp.	234,512	1,090,999
Loblaw Companies Ltd.	28,580	2,560,397
Lundin Mining Corp.	127,067	961,681
Magna International Inc.	49,439	3,209,606
Manulife Financial Corp.	393,287	7,782,681
Metro Inc.	39,902	2,165,813
Nutrien Ltd.	53,570	4,434,407
Onex Corp.	11,856	612,782
Open Text Corp.	99,804	3,347,678
Power Corp. of Canada	77,363	2,098,403
Saputo Inc.	39,314	1,083,790
Teck Resources Ltd., Class B	134,694	5,826,904
Tourmaline Oil Corp.	28,701	1,337,604
West Fraser Timber Co. Ltd.	20,342	1,768,717

		51,124,525

Denmark — 0.8%
AP Moller - Maersk A/S, Class A	1,776	3,784,566
AP Moller - Maersk A/S, Class B, NVS	3,006	6,538,927
Danske Bank A/S	182,336	3,798,709

		14,122,202

Finland — 0.7%
Nokia OYJ	2,442,106	11,579,284

Security	Shares	Value

France — 11.5%
Alstom SA	66,114	$1,965,911
ArcelorMittal SA	277,496	8,608,737
Arkema SA	6,206	627,971
AXA SA	246,163	7,680,045
BNP Paribas SA	334,009	22,940,367
Bollore SE	131,416	735,322
Bouygues SA	66,263	2,182,964
Capgemini SE	33,780	6,410,957
Carrefour SA	252,068	4,794,577
Cie. de Saint-Gobain	150,974	8,670,613
Cie. Generale des Etablissements Michelin SCA	129,373	4,090,749
Credit Agricole SA	402,691	4,848,897
Danone SA	125,810	6,899,327
Dassault Aviation SA	4,620	788,926
Eiffage SA	19,685	2,102,566
Electricite de France SA	228,091	2,995,988
Engie SA	788,624	11,198,353
Ipsen SA	9,402	987,539
Orange SA	500,943	5,301,355
Publicis Groupe SA	41,757	2,945,523
Renault SA(a)	105,541	4,291,238
Sanofi	319,733	31,309,670
Societe Generale SA	382,863	11,396,518
Thales SA	15,226	2,013,780
TotalEnergies SE	428,928	26,516,653
Valeo	35,061	766,250
Vinci SA	84,969	9,600,608
Vivendi SE	195,687	2,101,634
Worldline SA/France(a)(b)	60,262	2,733,839

		197,506,877

Germany — 8.4%
Aroundtown SA(c)	144,260	401,649
BASF SE	124,192	7,120,601
Bayer AG, Registered	392,572	24,435,618
Bayerische Motoren Werke AG	118,882	12,109,872
Commerzbank AG(a)	429,230	4,906,714
Continental AG	26,527	1,862,599
Covestro AG(b)	34,143	1,572,097
Daimler Truck Holding AG(a)	113,283	3,806,719
Deutsche Bank AG, Registered	924,351	12,336,132
Deutsche Telekom AG, Registered	443,254	9,875,167
E.ON SE	266,792	2,908,809
Evonik Industries AG	33,714	749,413
Fresenius Medical Care AG & Co. KGaA	83,301	3,128,341
Fresenius SE & Co. KGaA	205,823	5,964,927
HeidelbergCement AG	44,518	3,054,710
Henkel AG & Co. KGaA	27,738	1,853,404
Mercedes-Benz Group AG	247,122	18,388,849
Merck KGaA	19,672	4,106,101
RWE AG	108,205	4,817,165
Siemens AG, Registered	114,720	17,919,869
United Internet AG, Registered	23,070	535,601
Volkswagen AG	10,868	1,902,336

		143,756,693

Hong Kong — 2.3%
BOC Hong Kong Holdings Ltd.	570,000	1,992,086
CK Asset Holdings Ltd.	971,500	6,211,294
CK Hutchison Holdings Ltd.	1,749,500	11,133,732
CK Infrastructure Holdings Ltd.	194,000	1,079,329

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
HK Electric Investments & HK Electric Investments Ltd., Class SS	303,500	$209,789
Hongkong Land Holdings Ltd.(c)	174,300	852,113
Jardine Matheson Holdings Ltd.	78,400	4,167,397
New World Development Co. Ltd.	256,000	765,159
Power Assets Holdings Ltd.	177,000	1,001,496
Sino Land Co. Ltd.	1,656,000	2,151,934
SITC International Holdings Co. Ltd.	538,000	1,175,315
Sun Hung Kai Properties Ltd.	225,500	3,197,955
Swire Pacific Ltd., Class A	134,500	1,232,543
WH Group Ltd.(b)	5,230,500	3,221,279
Xinyi Glass Holdings Ltd.	529,000	1,126,308

		39,517,729

Ireland — 0.1%
AIB Group PLC	116,143	487,869
Bank of Ireland Group PLC	117,131	1,251,409

		1,739,278

Israel — 0.8%
Bank Hapoalim BM(c)	172,536	1,552,920
Bank Leumi Le-Israel BM	193,131	1,706,772
Check Point Software Technologies Ltd.(a)	17,525	2,229,180
Isracard Ltd.	2	6
Israel Discount Bank Ltd., Class A	178,660	913,795
Teva Pharmaceutical Industries Ltd., ADR(a)	657,322	6,928,174
ZIM Integrated Shipping Services Ltd.	40,357	764,765

		14,095,612

Italy — 3.9%
Enel SpA	2,123,351	12,502,546
Eni SpA	445,751	6,859,318
Intesa Sanpaolo SpA	3,771,599	9,916,551
Mediobanca Banca di Credito Finanziario SpA	111,863	1,202,521
Nexi SpA(a)(b)	163,416	1,439,260
Stellantis NV	1,165,533	18,323,332
Telecom Italia SpA/Milano(a)(c)	4,282,734	1,233,033
UniCredit SpA	796,881	15,563,992

		67,040,553

Japan — 31.5%
AGC Inc.	70,800	2,608,683
Aisin Corp.	53,000	1,546,302
Asahi Group Holdings Ltd.	151,900	5,016,079
Asahi Kasei Corp.	254,400	1,927,749
Astellas Pharma Inc.	364,900	5,371,376
Bridgestone Corp.	95,000	3,546,653
Brother Industries Ltd.	139,200	2,162,093
Canon Inc.	519,400	11,526,703
Central Japan Railway Co.	34,000	4,147,142
Chiba Bank Ltd. (The)	134,200	1,015,411
Chubu Electric Power Co. Inc.	358,200	3,858,198
Concordia Financial Group Ltd.	310,700	1,365,328
Dai Nippon Printing Co. Ltd.	70,900	1,673,923
Dai-ichi Life Holdings Inc.	127,400	2,989,156
Daito Trust Construction Co. Ltd.	36,000	3,557,468
Daiwa House Industry Co. Ltd.	261,900	6,289,532
Daiwa House REIT Investment Corp.	308	670,126
Daiwa Securities Group Inc.	266,500	1,257,639
Denso Corp.	60,600	3,272,745
Dentsu Group Inc.	32,300	1,040,347
ENEOS Holdings Inc.	674,500	2,414,842
Fuji Electric Co. Ltd.	23,100	935,042

Security	Shares	Value

Japan (continued)
FUJIFILM Holdings Corp.	168,800	$8,933,088
Fujitsu Ltd.	64,800	9,226,180
Hankyu Hanshin Holdings Inc.	41,500	1,233,481
Hirose Electric Co. Ltd.	7,400	963,364
Hitachi Construction Machinery Co. Ltd.	27,400	646,183
Hitachi Ltd.	258,100	13,535,396
Honda Motor Co. Ltd.	554,100	13,706,501
Hulic Co. Ltd.	193,100	1,587,241
Ibiden Co. Ltd.	30,500	1,190,381
Idemitsu Kosan Co. Ltd.	44,000	1,100,034
Iida Group Holdings Co. Ltd.	50,700	845,192
Inpex Corp.	251,200	2,760,346
Isuzu Motors Ltd.	134,800	1,704,592
ITOCHU Corp.	373,100	12,059,270
Japan Post Bank Co. Ltd.	147,400	1,309,630
Japan Post Holdings Co. Ltd.	946,000	8,305,367
Japan Post Insurance Co. Ltd.	51,000	909,838
Japan Tobacco Inc.	445,100	9,076,437
JFE Holdings Inc.	212,600	2,803,269
Kajima Corp.	181,900	2,233,964
Kansai Electric Power Co. Inc. (The)	320,700	3,084,202
KDDI Corp.	223,100	6,970,410
Kirin Holdings Co. Ltd.	202,100	3,114,305
Koito Manufacturing Co. Ltd.	29,800	502,672
Komatsu Ltd.	211,700	5,202,413
Kubota Corp.	178,700	2,685,555
Kyocera Corp.	157,700	8,183,274
Lixil Corp.	67,200	1,160,126
Marubeni Corp.	716,500	8,790,435
Mazda Motor Corp.	224,000	1,783,037
MEIJI Holdings Co. Ltd.	33,600	1,732,842
MINEBEA MITSUMI Inc.	70,700	1,232,491
Mitsubishi Chemical Group Corp.	335,300	1,881,518
Mitsubishi Corp.	494,500	16,558,803
Mitsubishi Electric Corp.	500,300	5,513,682
Mitsubishi Estate Co. Ltd.	254,800	3,274,974
Mitsubishi HC Capital Inc.	145,400	742,143
Mitsubishi Heavy Industries Ltd.	88,800	3,481,844
Mitsubishi UFJ Financial Group Inc.	3,483,700	25,517,687
Mitsui & Co. Ltd.	592,300	17,474,468
Mitsui Chemicals Inc.	54,800	1,289,911
Mitsui OSK Lines Ltd.	162,800	4,040,487
Mizuho Financial Group Inc.	863,470	13,487,789
MS&AD Insurance Group Holdings Inc.	55,600	1,783,298
Murata Manufacturing Co. Ltd.	140,000	7,999,668
NEC Corp.	126,500	4,570,142
NGK Insulators Ltd.	79,100	1,094,846
Nippon Building Fund Inc.	380	1,660,738
Nippon Express Holdings Inc.	22,500	1,305,736
Nippon Steel Corp.	327,600	6,818,903
Nippon Telegraph & Telephone Corp.	207,600	6,224,994
Nippon Yusen KK	302,400	7,193,749
Nissan Motor Co. Ltd.	862,800	3,099,988
Nisshin Seifun Group Inc.	49,800	623,769
Nomura Holdings Inc.	893,300	3,565,008
NTT Data Corp.	144,800	2,246,047
Obayashi Corp.	255,200	1,979,516
Oji Holdings Corp.	232,400	960,451
Ono Pharmaceutical Co. Ltd.	73,200	1,588,344
ORIX Corp.	234,200	4,117,934

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Osaka Gas Co. Ltd.	150,700	$2,431,828
Otsuka Holdings Co. Ltd.	109,600	3,516,013
Panasonic Holdings Corp.	486,600	4,512,421
Renesas Electronics Corp.(a)	535,600	5,509,235
Resona Holdings Inc.	631,400	3,493,993
Ricoh Co. Ltd.	416,700	3,234,682
Rohm Co. Ltd.	36,600	2,932,812
SBI Holdings Inc.	45,000	953,968
SCSK Corp.	32,500	529,341
Secom Co. Ltd.	29,900	1,781,315
Seiko Epson Corp.	164,100	2,544,862
Sekisui Chemical Co. Ltd.	60,600	848,902
Sekisui House Ltd.	129,900	2,455,014
Seven & i Holdings Co. Ltd.	200,700	9,475,628
Shimizu Corp.	216,100	1,211,391
Shionogi & Co. Ltd.	52,800	2,516,157
Shizuoka Financial Group Inc., NVS	127,600	1,080,980
SoftBank Group Corp.	225,000	10,651,962
Subaru Corp.	160,300	2,633,991
SUMCO Corp.	159,100	2,357,348
Sumitomo Chemical Co. Ltd.	416,100	1,597,255
Sumitomo Corp.	496,600	8,913,935
Sumitomo Electric Industries Ltd.	187,800	2,256,635
Sumitomo Metal Mining Co. Ltd.	49,600	2,013,920
Sumitomo Mitsui Financial Group Inc.	450,400	19,574,863
Sumitomo Mitsui Trust Holdings Inc.	93,200	3,395,149
Suntory Beverage & Food Ltd.	28,900	975,888
Suzuki Motor Corp.	66,100	2,478,233
T&D Holdings Inc.	62,100	993,988
Taisei Corp.	63,600	2,195,597
Takeda Pharmaceutical Co. Ltd.	431,000	13,549,506
TDK Corp.	182,800	6,530,760
Tokyo Electric Power Co. Holdings Inc.(a)	1,137,700	4,260,447
Tokyo Gas Co. Ltd.	123,400	2,583,958
Toppan Inc.	96,400	1,553,213
Toray Industries Inc.	265,900	1,633,702
Toshiba Corp.	67,200	2,308,095
Tosoh Corp.	72,100	943,314
Toyota Industries Corp.	46,300	2,818,402
Toyota Motor Corp.	2,101,600	30,863,494
Toyota Tsusho Corp.	72,200	3,057,103
Yamaha Motor Co. Ltd.	71,400	1,758,631
Yamato Holdings Co. Ltd.	45,600	797,860
Yokogawa Electric Corp.	55,400	972,801

		539,559,082

Netherlands — 2.4%
ABN AMRO Bank NV, CVA(b)	115,244	1,912,768
Aegon NV	646,971	3,568,557
AerCap Holdings NV(a)	35,034	2,214,499
EXOR NV, NVS(a)	19,748	1,569,741
ING Groep NV(a)	830,111	12,020,224
JDE Peet’s NV	27,156	813,945
Koninklijke Ahold Delhaize NV	313,309	9,351,322
Koninklijke Philips NV	267,761	4,623,014
NN Group NV	81,258	3,530,504
OCI NV	12,724	433,131
Randstad NV	22,504	1,442,469

		41,480,174

Security	Shares	Value

Norway — 0.4%
Adevinta ASA(a)	34,978	$299,861
Equinor ASA	93,608	2,852,857
Norsk Hydro ASA	210,721	1,708,494
Orkla ASA	162,902	1,216,180
Yara International ASA	26,269	1,167,165

		7,244,557

Singapore — 0.7%
Capitaland Investment Ltd/Singapore	511,500	1,549,646
City Developments Ltd.	60,600	384,618
Jardine Cycle & Carriage Ltd.	13,300	294,856
Keppel Corp. Ltd.	346,700	2,001,727
Singapore Airlines Ltd.	169,400	766,004
Singapore Telecommunications Ltd.	1,004,200	1,923,205
UOL Group Ltd.	84,300	449,788
Venture Corp. Ltd.	91,800	1,296,340
Wilmar International Ltd.	829,000	2,577,378

		11,243,562

Spain — 2.8%
ACS Actividades de Construccion y Servicios SA	56,149	1,661,657
Banco Bilbao Vizcaya Argentaria SA	1,587,712	11,215,236
Banco Santander SA	6,087,202	21,274,402
CaixaBank SA	907,791	4,027,832
Grifols SA(a)	77,330	1,023,698
Repsol SA	316,362	5,196,826
Telefonica SA	1,070,822	4,068,075

		48,467,726

Sweden — 1.2%
Boliden AB	35,683	1,601,345
Electrolux AB, Class B	27,688	392,169
Industrivarden AB, Class A	13,652	361,646
Securitas AB, Class B	87,349	799,554
Skanska AB, Class B	60,343	1,065,060
SKF AB, Class B	76,766	1,358,627
Swedbank AB, Class A	109,952	2,115,082
Telefonaktiebolaget LM Ericsson, Class B	1,147,063	6,653,493
Telia Co. AB	306,168	790,722
Volvo AB, Class B	261,372	5,186,537

		20,324,235

Switzerland — 5.7%
Adecco Group AG, Registered	37,463	1,391,402
Coca-Cola HBC AG, Class DI	29,485	716,526
Credit Suisse Group AG, Registered	1,147,050	3,951,451
Holcim AG	82,980	4,960,935
Novartis AG, Registered	444,469	40,184,013
Roche Holding AG, NVS	82,101	25,629,500
Siemens Energy AG(a)	111,493	2,331,186
STMicroelectronics NV	154,578	7,278,817
UBS Group AG, Registered	534,597	11,411,173

		97,855,003

United Kingdom — 17.8%
3i Group PLC	226,090	4,410,955
abrdn PLC	306,982	808,540
Anglo American PLC	268,447	11,578,220
Associated British Foods PLC	123,811	2,842,107
Aviva PLC	594,737	3,354,226
BAE Systems PLC	517,099	5,474,030
Barclays PLC	6,860,523	15,770,908
Barratt Developments PLC	312,630	1,776,903
Berkeley Group Holdings PLC	18,131	928,446

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
BP PLC	2,737,408	$16,534,622
British American Tobacco PLC	1,104,502	42,339,755
BT Group PLC	2,136,928	3,292,351
CNH Industrial NV	190,498	3,370,167
Coca-Cola Europacific Partners PLC	36,038	2,026,056
DCC PLC	18,837	1,072,916
Glencore PLC	2,127,249	14,245,935
GSK PLC	759,903	13,347,707
Haleon PLC(a)	1,015,159	4,068,128
Hikma Pharmaceuticals PLC	44,474	940,807
HSBC Holdings PLC	4,760,478	35,076,848
Imperial Brands PLC	400,186	10,039,155
Informa PLC	180,888	1,496,079
J Sainsbury PLC	1,069,683	3,469,067
Kingfisher PLC	531,110	1,832,286
Lloyds Banking Group PLC	19,236,663	12,519,131
M&G PLC	362,535	905,366
Melrose Industries PLC	1,178,559	2,077,996
NatWest Group PLC, NVS	1,498,282	5,716,031
Pearson PLC	79,114	902,230
Persimmon PLC	66,572	1,162,700
Phoenix Group Holdings PLC	105,968	839,889
Rio Tinto PLC	211,343	16,548,416
Shell PLC	1,138,173	33,414,208
Smith & Nephew PLC	138,011	1,905,978
Standard Chartered PLC	1,029,633	8,648,519
Taylor Wimpey PLC	973,963	1,413,143
Tesco PLC	2,682,231	8,152,318
Vodafone Group PLC	7,768,221	8,963,073
WPP PLC	193,734	2,263,537

		305,528,749

Total Common Stocks — 98.2% (Cost: $1,616,910,938)		1,683,189,254

Preferred Stocks

Germany — 1.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	23,377	2,214,710
Henkel AG & Co. KGaA, Preference Shares, NVS	41,265	2,942,206
Porsche Automobil Holding SE, Preference Shares, NVS	74,575	4,459,337

Security	Shares	Value

Germany (continued)
Volkswagen AG, Preference Shares, NVS	84,763	$11,755,837

		21,372,090

Total Preferred Stocks — 1.3% (Cost: $27,069,895)		21,372,090

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/17/23)(a)	56,653	28,744

Total Rights — 0.0% (Cost: $29,108)		28,744

Total Long-Term Investments — 99.5% (Cost: $1,644,009,941)		1,704,590,088

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f)	1,671,135	1,672,138
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(d)(e)	480,000	480,000

Total Short-Term Securities — 0.1% (Cost: $2,151,272)		2,152,138

Total Investments — 99.6% (Cost: $1,646,161,213)		1,706,742,226

Other Assets Less Liabilities — 0.4%		6,959,055

Net Assets — 100.0%		$1,713,701,281

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Value Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,831,962	$—		$(1,161,363	)(a)	$612	$927	$1,672,138	1,671,135	$13,512	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	150,000	(a)	—		—	—	480,000	480,000	13,901		—

						$612	$927	$2,152,138		$27,413		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	17	03/09/23	$2,594	$82,529
Euro STOXX 50 Index	68	03/17/23	3,098	218,011
FTSE 100 Index	29	03/17/23	2,781	108,658

				$409,198

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$409,198	$—	$—	$—	$409,198

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,044,685	$—	$—	$—	$1,044,685

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$234,839	$—	$—	$—	$234,839

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares® MSCI Intl Value Factor ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$11,582,936

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$49,050,482	$—	$49,050,482
Austria	—	6,094,913	—	6,094,913
Belgium	—	15,858,018	—	15,858,018
Canada	51,124,525	—	—	51,124,525
Denmark	—	14,122,202	—	14,122,202
Finland	—	11,579,284	—	11,579,284
France	—	197,506,877	—	197,506,877
Germany	—	143,756,693	—	143,756,693
Hong Kong	—	39,517,729	—	39,517,729
Ireland	—	1,739,278	—	1,739,278
Israel	9,922,119	4,173,493	—	14,095,612
Italy	—	67,040,553	—	67,040,553
Japan	—	539,559,082	—	539,559,082
Netherlands	2,214,499	39,265,675	—	41,480,174
Norway	—	7,244,557	—	7,244,557
Singapore	—	11,243,562	—	11,243,562
Spain	—	48,467,726	—	48,467,726
Sweden	—	20,324,235	—	20,324,235
Switzerland	—	97,855,003	—	97,855,003
United Kingdom	2,026,056	303,502,693	—	305,528,749
Preferred Stocks	—	21,372,090	—	21,372,090
Rights	28,744	—	—	28,744
Short-Term Securities
Money Market Funds	2,152,138	—	—	2,152,138

	$67,468,081	$1,639,274,145	$—	1,706,742,226

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$409,198	$—	$409,198

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Statements of Assets and Liabilities  (unaudited)

January 31, 2023

	iShares MSCI Intl Momentum Factor ETF	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Size Factor ETF	iShares MSCI Intl Value Factor ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$915,777,792	$4,599,828,398	$31,197,826	$1,704,590,088
Investments, at value — affiliated(c)	7,302,301	1,230,000	235,434	2,152,138
Cash	6,096	5,466	8,068	5,925
Foreign currency collateral pledged for futures contracts(d)	200,367	1,377,342	6,050	578,243
Foreign currency, at value(e)	1,944,030	5,406,257	90,713	4,877,063
Receivables:
Securities lending income — affiliated	1,669	461	162	885
Capital shares sold	453,596	238,851	—	1,734
Dividends — unaffiliated	892,289	2,079,959	27,395	2,477,942
Dividends — affiliated	815	3,544	—	964
Tax reclaims	830,645	9,361,200	7,920	1,086,403
Variation margin on futures contracts	9,254	72,996	278	29,512

Total assets	927,418,854	4,619,604,474	31,573,846	1,715,800,897

LIABILITIES
Collateral on securities loaned, at value	7,000,364	—	235,384	1,671,218
Payables:
Investments purchased	453,596	238,852	—	—
Investment advisory fees	227,836	1,118,693	7,742	427,511
Professional fees	3,025	9,381	—	887

Total liabilities	7,684,821	1,366,926	243,126	2,099,616

NET ASSETS	$919,734,033	$4,618,237,548	$31,330,720	$1,713,701,281

NET ASSETS CONSIST OF
Paid-in capital	$958,818,756	$4,400,125,010	$31,984,702	$1,724,128,857
Accumulated earnings (loss)	(39,084,723)	218,112,538	(653,982)	(10,427,576)

NET ASSETS	$919,734,033	$4,618,237,548	$31,330,720	$1,713,701,281

NET ASSETVALUE
Shares outstanding	28,400,000	131,900,000	1,200,000	68,300,000

Net asset value	$32.39	$35.01	$26.11	$25.09

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$854,207,808	$4,286,358,530	$30,533,444	$1,644,009,941
(b) Securities loaned, at value	$6,728,075	$—	$218,121	$1,581,988
(c) Investments, at cost — affiliated	$7,300,364	$1,230,000	$235,369	$2,151,272
(d) Foreign currency collateral pledged, at cost	$197,467	$1,345,348	$5,981	$562,584
(e) Foreign currency, at cost	$1,935,300	$5,374,000	$89,842	$4,825,608

See notes to financial statements.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended January 31, 2023

	iShares MSCI Intl Momentum Factor ETF	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Size Factor ETF	iShares MSCI Intl Value Factor ETF

INVESTMENT INCOME
Dividends — unaffiliated	$12,756,091	$48,152,542	$210,520	$25,794,304
Dividends — affiliated	8,092	30,547	96	13,901
Interest — unaffiliated	—	—	29	—
Securities lending income — affiliated — net	7,312	4,473	697	13,512
Other income — unaffiliated	75	145	—	22
Foreign taxes withheld	(1,041,376)	(3,513,360)	(21,787)	(2,070,853)
Foreign withholding tax claims	30,329	93,870	—	8,888

Total investment income	11,760,523	44,768,217	189,555	23,759,774

EXPENSES
Investment advisory	1,239,081	5,986,671	30,490	2,264,518
Professional	3,040	9,401	—	891

Total expenses	1,242,121	5,996,072	30,490	2,265,409

Net investment income	10,518,402	38,772,145	159,065	21,494,365

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(32,618,556)	(32,412,158)	(474,912)	(21,874,671)
Investments — affiliated	409	1,531	50	612
Capital gain distributions from underlying funds — affiliated	—	1	—	—
Foreign currency transactions	293,604	(542,898)	1,220	273,573
Futures contracts	150,188	1,330,749	7,684	1,044,685
In-kind redemptions — unaffiliated(a)	738,927	40,212,594	—	21,177,544

	(31,435,428)	8,589,819	(465,958)	621,743

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	76,225,540	287,693,512	2,648,502	187,863,365
Investments — affiliated	1,880	—	61	927
Foreign currency translations	55,166	442,422	1,451	136,248
Futures contracts	30,294	(6,121)	919	234,839

	76,312,880	288,129,813	2,650,933	188,235,379

Net realized and unrealized gain	44,877,452	296,719,632	2,184,975	188,857,122

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,395,854	$335,491,777	$2,344,040	$210,351,487

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Changes in Net Assets

	iShares MSCI Intl Momentum Factor ETF		iShares MSCI Intl Quality Factor ETF
	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,518,402	$22,308,477	$38,772,145	$111,540,713
Net realized gain (loss)	(31,435,428)	(59,492,989)	8,589,819	(76,630,213)
Net change in unrealized appreciation (depreciation)	76,312,880	(108,840,651)	288,129,813	(667,456,307)

Net increase (decrease) in net assets resulting from operations	55,395,854	(146,025,163)	335,491,777	(632,545,807)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,709,975)	(52,594,725)	(37,992,566)	(129,032,411)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	50,641,052	190,109,882	298,861,429	1,038,985,420

NET ASSETS
Total increase (decrease) in net assets	96,326,931	(8,510,006)	596,360,640	277,407,202
Beginning of period	823,407,102	831,917,108	4,021,876,908	3,744,469,706

End of period	$919,734,033	$823,407,102	$4,618,237,548	$4,021,876,908

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI Intl Size Factor ETF		iShares MSCI Intl Value Factor ETF
	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$159,065	$400,706	$21,494,365	$50,199,024
Net realized gain (loss)	(465,958)	2,187,322	621,743	(29,882,498)
Net change in unrealized appreciation (depreciation)	2,650,933	(4,974,237)	188,235,379	(147,532,156)

Net increase (decrease) in net assets resulting from operations	2,344,040	(2,386,209)	210,351,487	(127,215,630)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(181,450)	(610,420)	(20,194,774)	(57,061,791)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	14,349,063	(7,568,781)	115,656,438	466,997,525

NET ASSETS
Total increase (decrease) in net assets	16,511,653	(10,565,410)	305,813,151	282,720,104
Beginning of period	14,819,067	25,384,477	1,407,888,130	1,125,168,026

End of period	$31,330,720	$14,819,067	$1,713,701,281	$1,407,888,130

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Intl Momentum Factor ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$30.84		$39.06	$32.99	$29.44	$30.00	$28.78

Net investment income(a)	0.39	(b)	0.94	0.43	0.46	0.69	0.67
Net realized and unrealized gain (loss)(c)	1.51		(6.94)	6.09	3.52	(0.57)	1.17

Net increase (decrease) from investment operations	1.90		(6.00)	6.52	3.98	0.12	1.84

Distributions(d)
From net investment income		(0.35)	(1.11)	(0.45)	(0.43)	(0.68)	(0.59)
From net realized gain	—		(1.11)	—	—	—	(0.03)

Total distributions		(0.35)	(2.22)	(0.45)	(0.43)	(0.68)	(0.62)

Net asset value, end of period	$32.39		$30.84	$39.06	$32.99	$29.44	$30.00

Total Return(e)
Based on net asset value	6.20	%(b)(f)	(16.09)%	19.80%	13.65%	0.55%	6.41%

Ratios to Average Net Assets(g)
Total expenses	0.30	%(h)	0.30%	0.30%	0.30%	0.30%	0.30%

Total expenses excluding professional fees for foreign withholding tax claims	0.30	%(h)	N/A	N/A	N/A	N/A	N/A

Net investment income	2.55	%(b)(h)	2.65%	1.16%	1.53%	2.44%	2.19%

Supplemental Data
Net assets, end of period (000)	$919,734		$823,407	$831,917	$405,753	$164,888	$141,021

Portfolio turnover rate(i)		43%	100%	104%	125%	105%	131%

(a)	Based on average shares outstanding.
(b)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2023:

• Net investment income per share by $0.00

• Total return by 0.01%

• Ratio of net investment income to average net assets by 0.01%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Intl Quality Factor ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$32.80		$39.29	$30.32	$29.79	$29.62	$28.07

Net investment income(a)	0.31		1.00	0.78	0.70	0.96	0.99
Net realized and unrealized gain (loss)(b)	2.20		(6.37)	8.90	0.44	(0.12)	1.23

Net increase (decrease) from investment operations	2.51		(5.37)	9.68	1.14	0.84	2.22

Distributions from net investment income(c)		(0.30)	(1.12)	(0.71)	(0.61)	(0.67)	(0.67)

Net asset value, end of period	$35.01		$32.80	$39.29	$30.32	$29.79	$29.62

Total Return(d)
Based on net asset value	7.69	%(e)	(13.78)%	32.03%	3.86%	2.99%	7.97%

Ratios to Average Net Assets(f)
Total expenses	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.30%

Total expenses excluding professional fees for foreign withholding tax claims	0.30	%(g)	N/A	N/A	N/A	N/A	N/A

Net investment income	1.94	%(g)	2.75%	2.18%	2.38%	3.31%	3.36%

Supplemental Data
Net assets, end of period (000)	$4,618,238		$4,021,877	$3,744,470	$1,655,632	$822,240	$94,784

Portfolio turnover rate(h)		12%	32%	37%	26%	29%	21%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Intl Size Factor ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$24.70		$31.73	$24.61	$26.01	$27.58	$26.81

Net investment income(a)	0.19		0.70	0.62	0.48	0.72	0.76
Net realized and unrealized gain (loss)(b)	1.37		(5.18)	7.19	(1.57)	(1.56)	0.81

Net increase (decrease) from investment operations	1.56		(4.48)	7.81	(1.09)	(0.84)	1.57

Distributions from net investment income(c)		(0.15)	(2.55)	(0.69)	(0.31)	(0.73)	(0.80)

Net asset value, end of period	$26.11		$24.70	$31.73	$24.61	$26.01	$27.58

Total Return(d)
Based on net asset value	6.36	%(e)	(14.94)%	31.83%	(4.25)%	(2.93)%	5.89%

Ratios to Average Net Assets(f)
Total expenses	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	1.57	%(g)	2.42%	2.11%	1.91%	2.78%	2.73%

Supplemental Data
Net assets, end of period (000)	$31,331		$14,819	$25,384	$19,686	$5,202	$5,517

Portfolio turnover rate(h)		13%	25%	25%	42%	26%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Intl Value Factor ETF

	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$22.63		$25.69	$19.05	$22.61	$25.67	$24.84

Net investment income(a)	0.32		0.99	0.76	0.58	0.86	0.73
Net realized and unrealized gain (loss)(b)	2.44		(2.99)	6.44	(3.57)	(3.14)	0.88

Net increase (decrease) from investment operations	2.76		(2.00)	7.20	(2.99)	(2.28)	1.61

Distributions from net investment income(c)		(0.30)	(1.06)	(0.56)	(0.57)	(0.78)	(0.78)

Net asset value, end of period	$25.09		$22.63	$25.69	$19.05	$22.61	$25.67

Total Return(d)
Based on net asset value	12.26	%(e)	(8.02)%	37.95%	(13.57)%	(8.80)%	6.50%

Ratios to Average Net Assets(f)
Total expenses	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.30%

Total expenses excluding professional fees for foreign withholding tax claims	0.30	%(g)	N/A	N/A	N/A	N/A	N/A

Net investment income	2.85	%(g)	3.96%	3.18%	2.76%	3.63%	2.81%

Supplemental Data
Net assets, end of period (000)	$1,713,701		$1,407,888	$1,125,168	$451,494	$314,222	$233,633

Portfolio turnover rate(h)		7%	17%	24%	18%	20%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Intl Momentum Factor	Diversified
MSCI Intl Quality Factor	Diversified
MSCI Intl Size Factor	Diversified
MSCI Intl Value Factor	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a )	Non-Cash Collateral Received, at Fair Value(a	)	Net Amount

MSCI Intl Momentum Factor
HSBC Bank PLC	$6,728,075	$(6,728,075)	$—		$—

MSCI Intl Size Factor
BofA Securities, Inc	$59,341	$(59,341)	$—		$—
Citigroup Global Markets, Inc	46,506	(46,506)	—		—
HSBC Bank PLC	45,430	(45,430)	—		—
J.P. Morgan Securities LLC	34,764	(34,764)	—		—
UBS AG	32,080	(32,080)	—		—

	$218,121	$(218,121)	$—		$—

MSCI Intl Value Factor
BofA Securities, Inc	$804,317	$(804,317)	$—		$—
Citigroup Global Markets, Inc	255,350	(255,350)	—		—
Goldman Sachs & Co. LLC	513,032	(513,032)	—		—
HSBC Bank PLC	9,289	(9,289)	—		—

	$1,581,988	$(1,581,988)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

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Notes to Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
MSCI Intl Momentum Factor	0.30%
MSCI Intl Quality Factor	0.30
MSCI Intl Size Factor	0.30
MSCI Intl Value Factor	0.30

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
MSCI Intl Momentum Factor	$2,042
MSCI Intl Quality Factor	1,209
MSCI Intl Size Factor	168
MSCI Intl Value Factor	3,543

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

Officers and Trustees: Certain officers and/or trustees of the Company are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Intl Momentum Factor	$154,740,114	$151,763,951	$ (15,550,160)
MSCI Intl Quality Factor	167,832,889	231,240,638	(18,650,650)
MSCI Intl Size Factor	1,048,463	1,237,164	(173,467)
MSCI Intl Value Factor	53,674,152	50,686,186	(5,693,315)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Intl Momentum Factor	$362,494,205	$351,698,418
MSCI Intl Quality Factor	518,792,219	465,898,720
MSCI Intl Size Factor	3,264,082	2,630,056
MSCI Intl Value Factor	107,191,795	103,570,297

For the six months ended January 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Intl Momentum Factor	$50,060,325	$9,055,704
MSCI Intl Quality Factor	400,047,731	150,725,955
MSCI Intl Size Factor	13,655,508	—
MSCI Intl Value Factor	212,213,224	100,028,087

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts
MSCI Intl Momentum Factor	$68,033,903
MSCI Intl Quality Factor	79,690,917
MSCI Intl Size Factor	778,700
MSCI Intl Value Factor	59,732,811

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Financial Statements (unaudited) (continued)

As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Intl Momentum Factor	$863,287,915	$80,505,564	$(20,597,290)	$59,908,274
MSCI Intl Quality Factor	4,313,766,235	520,718,024	(232,655,924)	288,062,100
MSCI Intl Size Factor	30,852,947	1,783,305	(1,199,805)	583,500
MSCI Intl Value Factor	1,659,620,835	149,311,288	(101,780,699)	47,530,589

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

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Notes to Financial Statements (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/23		Year Ended 07/31/22

iShares ETF	Shares	Amount	Shares	Amount

MSCI Intl Momentum Factor
Shares sold	2,000,000	$59,894,207	6,600,000	$232,970,183
Shares redeemed	(300,000)	(9,253,155)	(1,200,000)	(42,860,301)

	1,700,000	$50,641,052	5,400,000	$190,109,882

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/23		Year Ended 07/31/22

iShares ETF	Shares	Amount	Shares	Amount

MSCI Intl Quality Factor
Shares sold	14,000,000	$452,337,880	28,300,000	$1,071,350,051
Shares redeemed	(4,700,000)	(153,476,451)	(1,000,000)	(32,364,631)

	9,300,000	$298,861,429	27,300,000	$1,038,985,420

MSCI Intl Size Factor
Shares sold	600,000	$14,349,063	600,000	$16,485,728
Shares redeemed	—	—	(800,000)	(24,054,509)

	600,000	$14,349,063	(200,000)	$ (7,568,781)

MSCI Intl Value Factor
Shares sold	10,400,000	$216,239,491	19,500,000	$492,584,472
Shares redeemed	(4,300,000)	(100,583,053)	(1,100,000)	(25,586,947)

	6,100,000	$115,656,438	18,400,000	$466,997,525

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares MSCI Intl Quality Factor ETF is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF, iShares MSCI Intl Size Factor ETF and iShares MSCI Intl Value Factor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	55

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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Want to know more?

iShares.com  |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-711-0123

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date: March 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date: March 31, 2023

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: March 31, 2023